     As Filed with the Securities and Exchange Commission on April 16, 2013

                                                           File Nos. 333-141909
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 18

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 132

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                               ANGELA K. FONTANA
                 Vice President, General Counsel and Secretary
                        Allstate Life Insurance Company
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                    Copy to:

                                   Sarah Choi
                                 Staff Attorney
                        Allstate Life Insurance Company
                          3100 Sanders Road, Suite J5B
                              Northbrook, IL 60062

 Approximate Date of Proposed Sale to the Public: Continuous

 It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2013 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ______ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______ pursuant to paragraph (a)(ii) of Rule 485

 Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

                                                ALLSTATE LIFE INSURANCE COMPANY
                                         P.O. Box 70179, Philadelphia, PA 19176

 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES ("B SERIES")
 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES ("L SERIES")
 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES ("X SERIES")

 FLEXIBLE PREMIUM DEFERRED ANNUITIES

 PROSPECTUS: MAY 1, 2013

 This prospectus describes three different flexible premium deferred annuity classes issued by Allstate Life Insurance Company ("Allstate Life", "we", "our", or "us"). If you are receiving this prospectus, it is because you currently own one of these products. These Annuities are no longer offered for new sales. Each of the B Series, L Series, and X Series is a class within a single annuity contract, rather than a separate annuity contract under State insurance law. For convenience in this prospectus, we sometimes refer to each of these annuity classes as an "Annuity", and to the classes collectively as the "Annuities." We also sometimes refer to each class by its specific name (e.g., the "B Series"). This prospectus describes the important features of the Annuities. The prospectus also describes differences among the Annuities which include differences in the fees and charges you pay and variations in some product features such as the availability of certain bonus amounts. EACH ANNUITY OR CERTAIN OF ITS INVESTMENT OPTIONS AND/OR FEATURES MAY NOT BE AVAILABLE IN ALL STATES. There may also be differences in the compensation paid to your financial professional for each Annuity. Differences in compensation among different annuities could influence a financial professional's decision as to which annuity to recommend to you. In addition, selling broker-dealer firms through which each Annuity was sold may decline to make available to their customers certain of the optional features offered generally under the Annuity. Alternatively, such firms may restrict the availability of the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the Annuity). Selling broker-dealer firms may not make available or may not recommend all the Annuities and/or benefits in this prospectus and/or may restrict the availability of the Annuity based on certain criteria. Please speak to your registered representative for further details. The guarantees provided by the variable annuity contracts and the optional benefits are the obligations of and subject to the claims paying ability of Allstate Life. EACH ANNUITY OR CERTAIN OF ITS INVESTMENT OPTIONS AND/OR FEATURES MAY NOT BE AVAILABLE IN ALL STATES. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section. BECAUSE THE X SERIES GRANTS CREDIT AMOUNTS WITH RESPECT TO YOUR PURCHASE PAYMENTS, THE EXPENSES OF THE X SERIES MAY BE HIGHER THAN EXPENSES FOR AN ANNUITY WITHOUT A CREDIT. IN ADDITION, THE AMOUNT OF THE CREDITS THAT YOU RECEIVE UNDER THE X SERIES MAY BE MORE THAN OFFSET OVER TIME BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE CREDIT. All Series of this Annuity are no longer offered for new sales, however, existing owners may continue to make purchase payments.


 THE SUB-ACCOUNTS

 Each Sub-account of the Allstate Financial Advisors Separate Account I ("Separate Account") invests in an underlying mutual fund portfolio ("Portfolio"). The Allstate Financial Advisors Separate Account I is a separate account of Allstate Life, and is the investment vehicle in which your Purchase Payments are held. Currently, portfolios of the Advanced Series Trust are being offered. For the L Series only, portfolios of ProFund VP are also being offered. See the following page for a complete list of Sub-accounts. Certain Sub-accounts are not available if you participate in an optional living benefit - see "INVESTMENT OPTIONS" later in this prospectus for details.


 PLEASE READ THIS PROSPECTUS
 PLEASE READ THIS PROSPECTUS AND THE CURRENT PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS. KEEP THEM FOR FUTURE REFERENCE.

 AVAILABLE INFORMATION

 We have also filed a Statement of Additional Information, dated May 1, 2013 that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described on page 120. The Statement of Additional Information is incorporated by reference into this prospectus. This prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C., 20549. (See file number 333-141909). These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC. Please see the section of this Prospectus entitled "How To Contact Us" for our Service Office address.

 THESE ANNUITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ISSUED, GUARANTEED OR ENDORSED BY, ANY BANK, ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN AN ANNUITY INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF VALUE, EVEN WITH RESPECT TO AMOUNTS ALLOCATED TO THE AST MONEY MARKET SUB-ACCOUNT.


--------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
 THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                  FOR FURTHER INFORMATION CALL: 1-866-695-2647

                              INVESTMENT OPTIONS

      (Certain investment options may not be available with your Annuity) ADVANCED SERIES TRUST
   AST Academic Strategies Asset Allocation
   AST Advanced Strategies

   AST AQR Emerging Markets Equity
   AST AQR Large-Cap

   AST Balanced Asset Allocation
   AST BlackRock Global Strategies

   AST BlackRock iShares ETF

   AST BlackRock Value
   AST Bond Portfolio 2016
   AST Bond Portfolio 2018
   AST Bond Portfolio 2019
   AST Bond Portfolio 2020
   AST Bond Portfolio 2021
   AST Bond Portfolio 2022
   AST Bond Portfolio 2023

   AST Bond Portfolio 2024

   AST Capital Growth Asset Allocation

   AST ClearBridge Dividend Growth

   AST Cohen & Steers Realty

   AST Defensive Asset Allocation

   AST Federated Aggressive Growth
   AST FI Pyramis(R) Asset Allocation
   AST First Trust Balanced Target

   AST Franklin Templeton Founding Funds Allocation**
   AST Franklin Templeton Founding Funds Plus

   AST Global Real Estate
   AST Goldman Sachs Concentrated Growth
   AST Goldman Sachs Large-Cap Value
   AST Goldman Sachs Mid-Cap Growth

   AST Goldman Sachs Multi-Asset

   AST Goldman Sachs Small-Cap Value
   AST High Yield


   AST International Growth
   AST International Value
   AST Investment Grade Bond

   AST J. P. Morgan Global Thematic
   AST J. P. Morgan International Equity
   AST J. P. Morgan Strategic Opportunities

   AST Jennison Large-Cap Growth
   AST Jennison Large-Cap Value


   AST Large-Cap Value

   AST Lord Abbett Core Fixed Income

   AST Marsico Capital Growth
   AST MFS Global Equity
   AST MFS Growth

   AST MFS Large-Cap Value

   AST Mid-Cap Value
   AST Money Market
   AST Neuberger Berman Core Bond
   AST Neuberger Berman Mid-Cap Growth
   AST Neuberger Berman/LSV Mid-Cap Value
   AST New Discovery Asset Allocation
   AST Parametric Emerging Markets Equity
   AST PIMCO Limited Maturity Bond
   AST PIMCO Total Return Bond
   AST Preservation Asset Allocation
   AST Prudential Core Bond

   AST Prudential Growth Allocation
   AST QMA Emerging Markets Equity
   AST QMA Large-Cap

   AST QMA US Equity Alpha
   AST Quantitative Modeling

   AST RCM World Trends

   AST Schroders Global Tactical
   AST Schroders Multi-Asset World Strategies
   AST Small-Cap Growth
   AST Small-Cap Value
   AST T. Rowe Price Asset Allocation
   AST T. Rowe Price Equity Income


   AST T. Rowe Price Large-Cap Growth
   AST T. Rowe Price Natural Resources

   AST Templeton Global Bond

   AST Wellington Management Hedged Equity
   AST Western Asset Core Plus Bond

   AST Western Asset Emerging Markets Debt


 PROFUNDS VP*
   ProFund VP Consumer Goods
   ProFund VP Consumer Services
   ProFund VP Financials
   ProFund VP Health Care
   ProFund VP Industrials
   ProFund VP Large-Cap Growth
   ProFund VP Large-Cap Value
   ProFund VP Mid-Cap Growth
   ProFund VP Mid-Cap Value
   ProFund VP Real Estate
   ProFund VP Small-Cap Growth
   ProFund VP Small-Cap Value
   ProFund VP Telecommunications
   ProFund VP Utilities

 * Available only in the L Series.




   **No longer offered for new investment. See description regarding the Portfolio in "Investment Options."

                                   CONTENTS



GLOSSARY OF TERMS..........................................................................  1

SUMMARY OF CONTRACT FEES AND CHARGES.......................................................  4

EXPENSE EXAMPLES........................................................................... 12

SUMMARY.................................................................................... 13

INVESTMENT OPTIONS......................................................................... 17

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?........................ 17
 WHAT ARE THE FIXED RATE OPTIONS?.......................................................... 35

FEES AND CHARGES........................................................................... 37

 WHAT ARE THE CONTRACT FEES AND CHARGES?................................................... 37
 WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?............................................. 39
 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?................................. 39
 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES................................................. 39

PURCHASING YOUR ANNUITY.................................................................... 40

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?............................ 40

MANAGING YOUR ANNUITY...................................................................... 42

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?........................... 42
 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?.............................................. 43
 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?.................................................. 43
 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?.............................. 43
 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?.......................... 43

MANAGING YOUR ACCOUNT VALUE................................................................ 44

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?.............................................. 44
 HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?................................... 44
 HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES?................. 44
 HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?.................................... 44
 HOW IS EACH PURCHASE CREDIT APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES ANNUITY?....... 44
 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?................ 45
 DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?................................. 46
 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?.......................................... 47
 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?...... 47

ACCESS TO ACCOUNT VALUE.................................................................... 48

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?.......................................... 48
 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NON-QUALIFIED ANNUITIES?................ 48
 CAN I WITHDRAW A PORTION OF MY ANNUITY?................................................... 48
 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?............................................. 48
 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD?........... 49
 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t)/72(q) OF THE INTERNAL REVENUE
   CODE?................................................................................... 49
 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?............... 49
 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?................................................. 50
 WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?............................... 50
 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?.............................................. 51
 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?...................................... 51

LIVING BENEFITS............................................................................ 52

 DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY
   ARE ALIVE?.............................................................................. 52
 TRUEACCUMULATION - HIGHEST DAILY (NO LONGER AVAILABLE FOR NEW ELECTIONS).................. 53
 GUARANTEED MINIMUM INCOME BENEFIT (GMIB) (NO LONGER AVAILABLE FOR NEW ELECTIONS).......... 58
 TRUEINCOME (NO LONGER AVAILABLE FOR NEW ELECTIONS)........................................ 62
 TRUEINCOME - SPOUSAL (NO LONGER AVAILABLE FOR NEW ELECTIONS).............................. 66
 TRUEINCOME - HIGHEST DAILY (NO LONGER AVAILABLE FOR NEW ELECTIONS)........................ 70
 TRUEINCOME - HIGHEST DAILY 7 (NO LONGER AVAILABLE FOR NEW ELECTIONS)...................... 78


                                      (i)

 TRUEINCOME - SPOUSAL HIGHEST DAILY 7 (NO LONGER AVAILABLE FOR NEW ELECTIONS)....  87

DEATH BENEFIT....................................................................  97

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?...................................  97
 BASIC DEATH BENEFIT.............................................................  97
 OPTIONAL DEATH BENEFITS.........................................................  97
 PAYMENT OF DEATH BENEFITS....................................................... 100

VALUING YOUR INVESTMENT.......................................................... 104

 HOW IS MY ACCOUNT VALUE DETERMINED?............................................. 104
 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?...................................... 104
 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?..................................... 104
 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?..................................... 104

TAX CONSIDERATIONS............................................................... 107

GENERAL INFORMATION.............................................................. 115

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?...................................... 115
 WHAT IS ALLSTATE LIFE?.......................................................... 115
 WHAT IS THE SEPARATE ACCOUNT?................................................... 116
 WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?.................................. 116
 WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE LIFE?............................. 117
 FINANCIAL STATEMENTS............................................................ 119
 HOW TO CONTACT US............................................................... 119
 LEGAL MATTERS................................................................... 120
 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............................. 120

APPENDIX A - ACCUMULATION UNIT VALUES............................................ A-1

APPENDIX B - CALCULATION OF OPTIONAL DEATH BENEFITS.............................. B-1

APPENDIX C - FORMULA UNDER TRUEINCOME - HIGHEST DAILY............................ C-1

APPENDIX D - FORMULA UNDER TRUEACCUMULATION - HIGHEST DAILY...................... D-1

APPENDIX E - FORMULA UNDER TRUEINCOME - HIGHEST DAILY 7 AND TRUEINCOME - SPOUSAL
  HIGHEST DAILY 7................................................................ E-1

APPENDIX F - SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES.. F-1


                                     (ii)

                               GLOSSARY OF TERMS

 Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.

 ACCOUNT VALUE The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Rate Option prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an Annuity anniversary, any fee that is deducted from the contract annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Rate Option, and then totaled to determine the Account Value for your entire Annuity. With respect to the X Series, the Account Value includes any Longevity Credit we apply, and any Purchase Credits we applied to your Purchase Payments that we are entitled to recover under certain circumstances and the Account Value includes any Longevity Credit we apply. With respect to Annuities with TrueIncome - Highest Daily, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.

 ADJUSTED PURCHASE PAYMENTS As used in the discussion of certain optional benefits in this prospectus and elsewhere, Adjusted Purchase Payments are Purchase Payments, increased by any Purchase Credits applied to your Account Value in relation to such Purchase Payments, and decreased by any charges deducted from such Purchase Payments.

 ANNUITIZATION The application of Account Value (or Protected Income Value for the Guaranteed Minimum Income Benefit, if applicable) to one of the available annuity options for the Owner to begin receiving periodic payments for life (or joint lives), for a guaranteed minimum number of payments, or for life with a guaranteed minimum number of payments.

 ANNUITY DATE The date you choose for annuity payments to commence. The Annuity Date must be no later than the first day of the month coinciding with or next following the 95/th/ birthday of the older of the Owner or Annuitant (unless we agree to another date).

 ANNUITY YEAR A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

 BENEFICIARY CONTINUATION OPTION Instead of receiving a death benefit in a lump sum or under an annuity option, a beneficiary may choose to receive the death benefit under an alternative death benefit payment option as provided by the Code.

 BENEFIT FIXED RATE ACCOUNT A fixed investment option offered as part of this Annuity that is used only if you have elected TrueIncome - Highest Daily. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to and from the Benefit Fixed Rate Account only under the pre-determined mathematical formula feature of TrueIncome - Highest Daily.

 CODE The Internal Revenue Code of 1986, as amended from time to time.

 COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT We offer an optional death benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing the greater of the Highest Anniversary Value Death Benefit or a 5% annual increase on Purchase Payments adjusted for withdrawals.

 CONTINGENT DEFERRED SALES CHARGE (CDSC) This is a sales charge that may be deducted when you make a full or partial withdrawal under your Annuity. We refer to this as a "contingent" charge because it is imposed only if you make a withdrawal. The charge is a percentage of each applicable Purchase Payment that is being withdrawn. The period during which a particular percentage applies is measured from the effective date of each Purchase Payment. The amount and duration of the CDSC varies among the X Series, L Series, and B Series. See "Summary of Contract Fees and Charges" for details on the CDSC for each Annuity.

 FIXED RATE OPTION An investment option that offers a fixed rate of interest for a specified Guarantee Period during the accumulation period.

 FREE LOOK Under state insurance laws, you have the right, during a limited period of time, to examine your Annuity and decide if you want to keep it. This right is referred to as your "free look" right. The length of this time period is dictated by state law, and may vary depending on whether your purchase is a replacement or not.

 FREE WITHDRAWALS You can withdraw a limited amount from your Annuity during each Annuity Year without the application of a CDSC, called the "Free Withdrawal" amount.

 GOOD ORDER An instruction received by us, utilizing such forms, signatures, and dating as we require, which is sufficiently complete and clear that we do not need to exercise any discretion to follow such instructions. In your Annuity contract, we may use the term "In Writing" to refer to this general requirement.

 GUARANTEED MINIMUM INCOME BENEFIT (GMIB) An optional benefit that, for an additional cost, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on your total Purchase Payments and an annual increase of 5% on such Purchase Payments adjusted for withdrawals (called the "Protected Income Value"), regardless of the impact of market performance on your Account Value. We no longer offer GMIB.

 GUARANTEE PERIOD A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Rate Option.

 HIGHEST DAILY VALUE DEATH BENEFIT ("HDV") An optional death benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit or the Highest Daily Value, less proportional withdrawals. We no longer offer HDV.

 ISSUE DATE The effective date of your Annuity.

 OWNER With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.

 PORTFOLIO An underlying mutual fund portfolio in which the Separate Account invests.

 PROTECTED INCOME VALUE Under the optional Guaranteed Minimum Income Benefit
 (GMIB), the Protected Income Value is a calculation that determines the basis for guaranteed annuity payments.

 PROTECTED WITHDRAWAL VALUE Under the optional living benefits (other than GMIB), the calculation that determines the basis for guaranteed withdrawals.

 PURCHASE CREDIT If you purchase the X series, we apply an additional amount, called a Purchase Credit, to your Account Value with each purchase payment you make.

 PURCHASE PAYMENT A cash consideration you give to us for the rights, privileges and benefits of the Annuity.

 SEPARATE ACCOUNT Allstate Financial Advisors Separate Account I of Allstate Life Insurance Company.

 SERVICE OFFICE: The place to which all requests and payments regarding an Annuity are to be sent. We may change the address of the Service Office at any time. Please see the section of this prospectus entitled "How to Contact Us" for the Service Office address.

 SUB-ACCOUNT We issue your Annuity through our Separate Account. See "What is the Separate Account?" under the General Information section. The Separate Account invests in underlying mutual fund portfolios ("Portfolios"). From an accounting perspective, we divide the Separate Account into a number of sections, each of which corresponds to a particular Portfolio. We refer to each such section of our Separate Account as a "Sub-account".

 SURRENDER VALUE The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, annual maintenance fee, tax charge and the charge for any optional benefits and any additional amounts we applied to your Purchase Payments that we may be entitled to recover under certain circumstances.

 TRUEACCUMULATION - HIGHEST DAILY A separate optional benefit that, for an additional cost, guarantees a minimum Account Value at one or more future dates and that requires your participation in a program that may transfer your Account Value according to a predetermined mathematical formula. We no longer offer TrueAccumulation - Highest Daily.

 TRUEINCOME An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome.

 TRUEINCOME - HIGHEST DAILY An optional benefit available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Total Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome - Highest Daily.

 TRUEINCOME - HIGHEST DAILY 7: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. TrueIncome - Highest Daily 7 is the same class of optional benefit as our TrueIncome - Highest Daily, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer TrueIncome - Highest Daily 7.

 TRUEINCOME - SPOUSAL An optional benefit that, for an additional cost, guarantees until the later death of two Designated Lives (as defined in this prospectus) the ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our program rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome - Spousal.

 TRUEINCOME - SPOUSAL HIGHEST DAILY 7: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. The benefit is the spousal version of the TrueIncome - Highest Daily 7 and is the same class of optional benefit as our TrueIncome - Spousal, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer TrueIncome - Spousal Highest Daily 7.

 UNIT A measure used to calculate your Account Value in a Sub-account during the accumulation period.

 VALUATION DAY Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

                     SUMMARY OF CONTRACT FEES AND CHARGES

 Below is a summary of the fees and charges for the Annuities. Some fees and charges are assessed against each Annuity while others are assessed against assets allocated to the Sub-accounts. The fees and charges that are assessed against an Annuity include any applicable Contingent Deferred Sales Charge, Transfer Fee, Tax Charge and Annual Maintenance Fee. The charges that are assessed against the Sub-accounts are the Mortality and Expense Risk charge, the charge for Administration of the Annuity, and the charge for certain optional benefits you elect. Certain optional benefits deduct a charge from the annuity based on a percentage of a "protected value." Each underlying mutual fund portfolio assesses a fee for investment management, other expenses, and with some mutual funds, a 12b-1 fee. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying mutual funds.

 The following tables provide a summary of the fees and charges you will pay if you surrender your Annuity or transfer Account Value among investment options. These fees and charges are described in more detail within this Prospectus.

                       YOUR TRANSACTION FEES AND CHARGES
                        (assessed against each Annuity)


 CONTINGENT DEFERRED SALES CHARGE (CDSC) /1/

                                    B SERIES

                Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8+
                ------------------------------------------------
                7.0%  6.0%  5.0%  4.0%  3.0%  2.0%  1.0%   0.0%
                ------------------------------------------------

                                    L SERIES

                         Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5+
                         ------------------------------
                         7.0%  7.0%  6.0%  5.0%   0.0%
                         ------------------------------

                                    X SERIES

         Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10+
         -------------------------------------------------------------
         9.0%  8.5%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%   0.0%
         -------------------------------------------------------------

 1 The Contingent Deferred Sales Charges are assessed as a percentage of each applicable Purchase Payment and deducted upon surrender or withdrawal. For purposes of calculating this charge, we consider the year following the date of each Purchase Payment as Year 1.

             -----------------------------------------------------
                      OTHER TRANSACTION FEES AND CHARGES

                       (assessed against each Annuity)
             -----------------------------------------------------
                FEE/CHARGE      B SERIES    L SERIES    X SERIES
             -----------------------------------------------------
             TRANSFER FEE/ 1/    $20.00      $20.00      $20.00
             MAXIMUM             $10.00      $10.00      $10.00
             CURRENT
             -----------------------------------------------------
             TAX CHARGE/ 2/    0% to 3.5%  0% to 3.5%  0% to 3.5%
             -----------------------------------------------------

 1 Currently, we deduct the fee after the 20/th/ transfer each Annuity Year. We guarantee that the number of charge free transfers per Annuity Year will never be less than 8.
 2 In some states a tax is payable, either when Purchase Payments are received, upon surrender or when the Account Value is applied under an annuity option. The tax charge is assessed as a percentage of Purchase Payments, Surrender Value, or Account Value, as applicable. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. See the subsection "Tax Charge" under "Fees and Charges" in this Prospectus.

 The following table provides a summary of the periodic fees and charges you will pay while you own your Annuity, excluding the underlying mutual fund Portfolio annual expenses. These fees and charges are described in more detail within this Prospectus.

---------------------------------------------------------------------------------------------------
                                    PERIODIC FEES AND CHARGES

                                 (assessed against each Annuity)
---------------------------------------------------------------------------------------------------
        FEE/CHARGE                 B SERIES                L SERIES                X SERIES
ANNUAL MAINTENANCE FEE /1/  Lesser of $35 or 2% of  Lesser of $35 or 2% of  Lesser of $35 or 2% of
                                Account Value           Account Value           Account Value
                            -----------------------------------------------------------------------
  BENEFICIARY
  CONTINUATION              Lesser of $30 or 2% of  Lesser of $30 or 2% of  Lesser of $30 or 2% of
  OPTION ONLY                   Account Value           Account Value           Account Value

      --------------------------------------------------------------------------
      ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS /2/
      (assessed as a percentage of the daily net assets of the Sub-accounts)
      --------------------------------------------------------------------------
                   FEE/CHARGE                  B SERIES    L SERIES   X SERIES
      MORTALITY & EXPENSE RISK                  1.00%       1.35%      1.40%
      CHARGE /3/
      --------------------------------------------------------------------------
      ADMINISTRATION CHARGE /3/                 0.15%       0.15%      0.15%
      --------------------------------------------------------------------------
      SETTLEMENT SERVICE CHARGE /4/             1.00%       1.00%      1.00%
      --------------------------------------------------------------------------
      TOTAL ANNUAL CHARGES OF THE               1.15%       1.50%      1.55%
      SUB-ACCOUNTS
      (EXCLUDING SETTLEMENT SERVICE CHARGE)
      --------------------------------------------------------------------------

 (1)Assessed annually on the Annuity's anniversary date or upon surrender. Only applicable if Account Value is less than $100,000. Fee may differ in certain states. For beneficiaries who elect the Beneficiary Continuation Option, the fee is only applicable if Account Value is less than $25,000 at the time the fee is assessed.
 (2)These charges are deducted daily and apply to the Sub-accounts only.
 (3)The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the "Insurance Charge" elsewhere in this Prospectus.
 (4)The Mortality & Expense Risk Charge and the Administration Charge do not apply if you are a beneficiary under the Beneficiary Continuation Option. The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option, and is expressed as an annual charge.

 The following table sets forth the charge for each optional benefit under the Annuity. These fees would be in addition to the periodic fees and transaction fees set forth in the tables above. The first column shows the charge for each optional benefit on a maximum and current basis. Then, we show the total expenses you would pay for an Annuity if you purchased the relevant optional benefit. More specifically, we show the total charge for the optional benefit plus the Total Annualized Insurance Fees/Charges applicable to the Annuity. Where the charges cannot actually be totaled (because they are assessed against different base values), we show both individual charges.

----------------------------------------------------------------------------------
                            YOUR OPTIONAL BENEFIT
                            FEES AND CHARGES /1/
----------------------------------------------------------------------------------
OPTIONAL BENEFIT        OPTIONAL            TOTAL         TOTAL         TOTAL
                      BENEFIT FEE/         ANNUAL        ANNUAL        ANNUAL
                         CHARGE          CHARGE /2/    CHARGE /2/    CHARGE /2/
                   (AS A PERCENTAGE OF   FOR B SERIES  FOR L SERIES  FOR X SERIES
                     SUB-ACCOUNT NET
                     ASSETS, UNLESS
                   OTHERWISE INDICATED)
----------------------------------------------------------------------------------
TRUEACCUMULATION
- HIGHEST DAILY
CURRENT AND               0.60%             1.75%         2.10%         2.15%
MAXIMUM CHARGE/3/
(IF ELECTED ON OR
AFTER MAY 1, 2009)
----------------------------------------------------------------------------------
GUARANTEED
MINIMUM INCOME
BENEFIT (GMIB)
MAXIMUM                   1.00%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            1.00%         1.00%         1.00%
AGAINST PROTECTED
INCOME VALUE)

CURRENT                   0.50%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            0.50%         0.50%         0.50%
AGAINST PROTECTED
INCOME VALUE)
----------------------------------------------------------------------------------
TRUEINCOME
MAXIMUM CHARGE            1.50%             2.65%         3.00%         3.05%
CURRENT CHARGE            0.60%             1.75%         2.10%         2.15%
----------------------------------------------------------------------------------
TRUEINCOME -
SPOUSAL
MAXIMUM CHARGE            1.50%             2.65%         3.00%         3.05%
CURRENT CHARGE            0.75%             1.90%         2.25%         2.30%
----------------------------------------------------------------------------------
TRUEINCOME -
HIGHEST DAILY
MAXIMUM CHARGE            1.50%             2.65%         3.00%         3.05%
CURRENT CHARGE            0.60%             1.75%         2.10%         2.15%
----------------------------------------------------------------------------------
TRUEINCOME -
HIGHEST DAILY 7
MAXIMUM                   1.50%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            1.50%         1.50%         1.50%
AGAINST THE
PROTECTED
WITHDRAWAL VALUE)

CURRENT                   0.60%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            0.60%         0.60%         0.60%
AGAINST THE
PROTECTED
WITHDRAWAL VALUE)
----------------------------------------------------------------------------------
TRUEINCOME -
SPOUSAL HIGHEST
DAILY 7
MAXIMUM                   1.50%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            1.50%         1.50%         1.50%
AGAINST THE
PROTECTED
WITHDRAWAL VALUE)
CURRENT                   0.75%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            0.75%         0.75%         0.75%
AGAINST THE
PROTECTED
WITHDRAWAL VALUE)
----------------------------------------------------------------------------------
COMBINATION 5%
ROLL-UP AND
HAV DEATH BENEFIT
CURRENT AND
MAXIMUM
CHARGE/3/ (IF
ELECTED ON OR
AFTER MAY 1, 2009)        0.80%             1.95%         2.30%         2.35%
----------------------------------------------------------------------------------
HIGHEST DAILY             0.50%             1.65%         2.00%         2.05%
VALUE DEATH
BENEFIT ("HDV")
CURRENT AND
MAXIMUM CHARGE/3/
----------------------------------------------------------------------------------
PLEASE REFER TO THE SECTION OF THIS PROSPECTUS THAT DESCRIBES EACH OPTIONAL
BENEFIT FOR A COMPLETE DESCRIPTION OF THE BENEFIT, INCLUDING ANY RESTRICTIONS OR
LIMITATIONS THAT MAY APPLY.
----------------------------------------------------------------------------------

 1. HOW CHARGE IS DETERMINED
    TRUEACCUMULATION - HIGHEST DAILY: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The current charge is 0.35% of Sub-account assets. For the B Series, 1.50% total annual charge applies. For the L Series, 1.85% total annual charge applies, and for the X Series, 1.90% total annual charge applies. If you elected the benefit on or after May 1, 2009, the current charge is 0.60% of sub-account assets. For the B Series, 1.75% total annual charge applies. For the L Series, 2.10% total annual charge applies, and for the X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections.

    GUARANTEED MINIMUM INCOME BENEFIT: Charge for this benefit is assessed against the GMIB Protected Income Value ("PIV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the Fixed Allocations. For B Series, 0.50% of PIV for GMIB is in addition to 1.15% annual charge. For the L Series, 0.50% of PIV for GMIB is in addition to 1.50% annual charge. For the X Series, 0.50% of PIV for GMIB is in addition to 1.55% annual charge. This benefit is no longer available for new elections. This benefit is described on page 58.
    TRUEINCOME: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.75% total annual charge applies. For L Series, 2.10% total annual charge applies. For X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 62.
    TRUEINCOME - SPOUSAL: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.90% total annual charge applies. For L Series, 2.25% total annual charge applies. For X Series, 2.30% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 66. TRUEINCOME HIGHEST DAILY: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.75% total annual charge applies. For L Series, 2.10% total annual charge applies. For X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 70.

    TRUEINCOME - HIGHEST DAILY 7: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.60% of PWV is in addition to 1.15% annual charge. For L Series, 0.60% of PWV is in addition to 1.50% annual charge. For X Series, 0.60% of PWV is in addition to 1.55% annual charge. This benefit is no longer available for new elections.
    TRUEINCOME - SPOUSAL HIGHEST DAILY 7: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.75% of PWV is in addition to 1.15% annual charge. For L Series, 0.75% of PWV is in addition to 1.50% annual charge. For X Series, 0.75% of PWV is in addition to 1.55% annual charge. This benefit is no longer available for new elections.
    HIGHEST DAILY VALUE DEATH BENEFIT: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.65% total annual charge applies. For L Series, 2.00% total annual charge applies. For X Series, 2.05% total annual charge applies. This benefit is no longer available for new elections.
    COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT. Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For elections prior to May 1, 2009: 0.50% current charge results in 1.65% total annual charge for B Series, 2.00% total annual charge for L Series, and 2.05% total annual charge for X Series. For elections on or after May 1, 2009: 0.80% current charge results in 1.95% total annual charge for B Series, 2.30% total annual charge for L Series, and 2.35% total annual charge for X Series.
 2. The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be higher to include the charge for each optional benefit. With respect to TrueIncome - Highest Daily 7 and TrueIncome - Spousal Highest Daily 7, the charge is assessed against the Protected Withdrawal Value.
 3. Our reference in the fee table to "current and maximum" charge does not connote that we have the authority to increase the charge for Annuities that already have been issued. Rather, the reference indicates that there is no maximum charge to which the current charge could be increased for existing Annuities. However, our State filings may have included a provision allowing us to impose an increased charge for newly-issued Annuities.


 The following table provides the range (minimum and maximum) of the total annual expenses for the Portfolios as of December 31, 2012. Each figure is stated as a percentage of the Portfolio's average daily net assets.



             -----------------------------------------------------
                 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
             -----------------------------------------------------
                                                 MINIMUM  MAXIMUM
             -----------------------------------------------------
             TOTAL PORTFOLIO OPERATING EXPENSES  0.58%    2.37%
             -----------------------------------------------------



 The following are the total annual expenses for each underlying mutual fund ("Portfolio") as of December 31, 2012, except as noted and except if the underlying portfolio's inception date is subsequent to December 31, 2012. The "Total Annual Portfolio Operating Expenses" reflect the combination of the underlying Portfolio's investment management fee, other expenses, any 12b-1 fees, and certain other expenses. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Allstate Life with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-866-695-2647.



--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2012
                          ------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                        Distribution                                      Total
                                                 and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES TRUST
 AST Academic Strategies
  Asset Allocation
  Portfolio                 0.71%     0.02%      0.04%        0.13%       0.01%       0.68%     1.59%       0.00%       1.59%

---------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES

                                                (as a percentage of the average
                                                  net assets of the underlying
                                                          Portfolios)
---------------------------------------------------------------------------------------------------------------------------------
                                                            For the year ended December 31, 2012
                           ------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                         Distribution                                      Total
                                                  and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                 Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                           Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                              Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES TRUST
 CONTINUED
 AST Advanced Strategies
  Portfolio                  0.81%     0.03%      0.10%        0.00%       0.00%       0.05%     0.99%       0.00%       0.99%
 AST AQR Emerging Markets
  Equity Portfolio           1.09%     0.16%      0.10%        0.00%       0.00%       0.00%     1.35%       0.00%       1.35%
 AST AQR Large-Cap
  Portfolio                  0.72%     0.01%      0.10%        0.00%       0.00%       0.00%     0.83%       0.00%       0.83%
 AST Balanced Asset
  Allocation Portfolio       0.15%     0.01%      0.00%        0.00%       0.00%       0.83%     0.99%       0.00%       0.99%
 AST BlackRock Global
  Strategies Portfolio       0.97%     0.03%      0.10%        0.00%       0.00%       0.02%     1.12%       0.00%       1.12%
 AST BlackRock iShares
  ETF Portfolio /1/          0.88%     0.03%      0.10%        0.00%       0.00%       0.26%     1.27%      -0.26%       1.01%
 AST BlackRock Value
  Portfolio                  0.82%     0.02%      0.10%        0.00%       0.00%       0.00%     0.94%       0.00%       0.94%
 AST Bond Portfolio 2016     0.63%     0.22%      0.10%        0.00%       0.00%       0.00%     0.95%       0.00%       0.95%
 AST Bond Portfolio
  2018 /2/                   0.63%     0.04%      0.10%        0.00%       0.00%       0.00%     0.77%      -0.01%       0.76%
 AST Bond Portfolio 2019     0.63%     0.15%      0.10%        0.00%       0.00%       0.00%     0.88%       0.00%       0.88%
 AST Bond Portfolio
  2020 /3/                   0.63%     1.64%      0.10%        0.00%       0.00%       0.00%     2.37%      -1.38%       0.99%
 AST Bond Portfolio
  2021 /2/                   0.63%     0.04%      0.10%        0.00%       0.00%       0.00%     0.77%      -0.01%       0.76%
 AST Bond Portfolio
  2022 /2/                   0.63%     0.04%      0.10%        0.00%       0.00%       0.00%     0.77%      -0.01%       0.76%
 AST Bond Portfolio
  2023 /3/                   0.63%     0.33%      0.10%        0.00%       0.00%       0.01%     1.07%      -0.07%       1.00%
 AST Bond Portfolio 2024     0.63%     0.26%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Capital Growth Asset
  Allocation Portfolio       0.15%     0.01%       None        0.00%       0.00%       0.86%     1.02%       0.00%       1.02%
 AST ClearBridge Dividend
  Growth Portfolio           0.82%     0.02%      0.10%        0.00%       0.00%       0.00%     0.94%       0.00%       0.94%
 AST Cohen & Steers
  Realty Portfolio           0.98%     0.03%      0.10%        0.00%       0.00%       0.00%     1.11%       0.00%       1.11%
 AST Defensive Asset
  Allocation Portfolio       0.15%     0.02%       None        0.00%       0.00%       0.80%     0.97%       0.00%       0.97%
 AST Federated Aggressive
  Growth Portfolio           0.93%     0.05%      0.10%        0.00%       0.00%       0.00%     1.08%       0.00%       1.08%
 AST FI Pyramis(R) Asset
  Allocation Portfolio /4/   0.82%     0.09%      0.10%        0.23%       0.07%       0.00%     1.31%       0.00%       1.31%
 AST First Trust Balanced
  Target Portfolio           0.81%     0.02%      0.10%        0.00%       0.00%       0.00%     0.93%       0.00%       0.93%
 AST Franklin Templeton
  Founding Funds
  Allocation Portfolio       0.91%     0.02%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST Franklin Templeton
  Founding Funds Plus
  Portfolio                  0.02%     0.03%       None        0.00%       0.00%       1.02%     1.07%       0.00%       1.07%
 AST Global Real Estate
  Portfolio                  0.99%     0.07%      0.10%        0.00%       0.00%       0.00%     1.16%       0.00%       1.16%
 AST Goldman Sachs
  Concentrated Growth
  Portfolio                  0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Goldman Sachs Large-
  Cap Value Portfolio        0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST Goldman Sachs
  Mid-Cap Growth Portfolio   0.99%     0.04%      0.10%        0.00%       0.00%       0.00%     1.13%       0.00%       1.13%

---------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES

                                                (as a percentage of the average
                                                  net assets of the underlying
                                                          Portfolios)
---------------------------------------------------------------------------------------------------------------------------------
                                                            For the year ended December 31, 2012
                           ------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                         Distribution                                      Total
                                                  and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                 Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                           Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                              Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES TRUST
 CONTINUED
 AST Goldman Sachs Multi-
  Asset Portfolio /5/        0.92%     0.05%      0.10%        0.00%       0.00%       0.00%     1.07%      -0.10%       0.97%
 AST Goldman Sachs Small-
  Cap Value Portfolio        0.94%     0.04%      0.10%        0.00%       0.00%       0.08%     1.16%       0.00%       1.16%
 AST High Yield Portfolio    0.72%     0.03%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST International Growth
  Portfolio                  0.97%     0.06%      0.10%        0.00%       0.00%       0.00%     1.13%       0.00%       1.13%
 AST International Value
  Portfolio                  0.97%     0.06%      0.10%        0.00%       0.00%       0.00%     1.13%       0.00%       1.13%
 AST Investment Grade
  Bond Portfolio /2/         0.63%     0.02%      0.10%        0.00%       0.00%       0.00%     0.75%      -0.04%       0.71%
 AST J.P. Morgan Global
  Thematic Portfolio         0.92%     0.04%      0.10%        0.00%       0.00%       0.00%     1.06%       0.00%       1.06%
 AST J.P. Morgan
  International Equity
  Portfolio                  0.87%     0.09%      0.10%        0.00%       0.00%       0.00%     1.06%       0.00%       1.06%
 AST J.P. Morgan
  Strategic Opportunities
  Portfolio                  0.97%     0.06%      0.10%        0.15%       0.01%       0.00%     1.29%       0.00%       1.29%
 AST Jennison Large-Cap
  Growth Portfolio           0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Jennison Large-Cap
  Value Portfolio            0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST Large-Cap Value
  Portfolio                  0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST Lord Abbett Core
  Fixed Income
  Portfolio /6/              0.77%     0.02%      0.10%        0.00%       0.00%       0.00%     0.89%      -0.13%       0.76%
 AST Marsico Capital
  Growth Portfolio           0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST MFS Global Equity
  Portfolio                  0.99%     0.11%      0.10%        0.00%       0.00%       0.00%     1.20%       0.00%       1.20%
 AST MFS Growth Portfolio    0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST MFS Large-Cap Value
  Portfolio                  0.83%     0.05%      0.10%        0.00%       0.00%       0.00%     0.98%       0.00%       0.98%
 AST Mid-Cap Value
  Portfolio                  0.93%     0.03%      0.10%        0.00%       0.00%       0.00%     1.06%       0.00%       1.06%
 AST Money Market
  Portfolio                  0.47%     0.01%      0.10%        0.00%       0.00%       0.00%     0.58%       0.00%       0.58%
 AST Neuberger Berman
  Core Bond Portfolio /7/    0.68%     0.02%      0.10%        0.00%       0.00%       0.00%     0.80%      -0.01%       0.79%
 AST Neuberger Berman
  Mid- Cap Growth
  Portfolio                  0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Neuberger Berman/LSV
  Mid-Cap Value Portfolio    0.89%     0.04%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST New Discovery Asset
  Allocation Portfolio       0.84%     0.11%      0.10%        0.00%       0.00%       0.00%     1.05%       0.00%       1.05%
 AST Parametric Emerging
  Markets Equity Portfolio   1.07%     0.24%      0.10%        0.00%       0.00%       0.00%     1.41%       0.00%       1.41%
 AST PIMCO Limited
  Maturity Bond Portfolio    0.62%     0.03%      0.10%        0.00%       0.00%       0.00%     0.75%       0.00%       0.75%
 AST PIMCO Total Return
  Bond Portfolio             0.60%     0.02%      0.10%        0.00%       0.00%       0.00%     0.72%       0.00%       0.72%
 AST Preservation Asset
  Allocation Portfolio       0.15%     0.01%       None        0.00%       0.00%       0.78%     0.94%       0.00%       0.94%

---------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES

                                                (as a percentage of the average
                                                  net assets of the underlying
                                                          Portfolios)
---------------------------------------------------------------------------------------------------------------------------------
                                                            For the year ended December 31, 2012
                           ------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                         Distribution                                      Total
                                                  and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                 Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                           Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                              Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES TRUST
 CONTINUED
 AST Prudential Core Bond
  Portfolio /7/              0.67%     0.02%      0.10%        0.00%       0.00%       0.00%     0.79%      -0.03%       0.76%
 AST Prudential Growth
  Allocation Portfolio /8/   0.81%     0.02%      0.10%        0.00%       0.00%       0.00%     0.93%      -0.02%       0.91%
 AST QMA Emerging Markets
  Equity Portfolio           1.09%     0.21%      0.10%        0.00%       0.00%       0.00%     1.40%       0.00%       1.40%
 AST QMA Large-Cap
  Portfolio                  0.72%     0.01%      0.10%        0.00%       0.00%       0.00%     0.83%       0.00%       0.83%
 AST QMA US Equity Alpha
  Portfolio                  0.99%     0.05%      0.10%        0.38%       0.25%       0.00%     1.77%       0.00%       1.77%
 AST Quantitative
  Modeling Portfolio         0.25%     0.07%       None        0.00%       0.00%       0.89%     1.21%       0.00%       1.21%
 AST RCM World Trends
  Portfolio /9/              0.92%     0.04%      0.10%        0.00%       0.00%       0.00%     1.06%      -0.07%       0.99%
 AST Schroders Global
  Tactical Portfolio         0.92%     0.03%      0.10%        0.00%       0.00%       0.13%     1.18%       0.00%       1.18%
 AST Schroders
  Multi-Asset World
  Strategies Portfolio       1.06%     0.04%      0.10%        0.00%       0.00%       0.12%     1.32%       0.00%       1.32%
 AST Small-Cap Growth
  Portfolio                  0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Small-Cap Value
  Portfolio                  0.88%     0.04%      0.10%        0.00%       0.00%       0.04%     1.06%       0.00%       1.06%
 AST T. Rowe Price Asset
  Allocation Portfolio       0.81%     0.02%      0.10%        0.00%       0.00%       0.00%     0.93%       0.00%       0.93%
 AST T. Rowe Price Equity
  Income Portfolio           0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST T. Rowe Price
  Large-Cap Growth
  Portfolio                  0.84%     0.02%      0.10%        0.00%       0.00%       0.00%     0.96%       0.00%       0.96%
 AST T. Rowe Price
  Natural Resources
  Portfolio                  0.88%     0.04%      0.10%        0.00%       0.00%       0.00%     1.02%       0.00%       1.02%
 AST Templeton Global
  Bond Portfolio             0.79%     0.09%      0.10%        0.00%       0.00%       0.00%     0.98%       0.00%       0.98%
 AST Wellington
  Management Hedged
  Equity Portfolio           0.98%     0.04%      0.10%        0.00%       0.00%       0.03%     1.15%       0.00%       1.15%
 AST Western Asset Core
  Plus Bond Portfolio        0.67%     0.02%      0.10%        0.00%       0.00%       0.00%     0.79%       0.00%       0.79%
 AST Western Asset
  Emerging Markets Debt
  Portfolio /10/             0.84%     0.06%      0.10%        0.00%       0.00%       0.00%     1.00%      -0.05%       0.95%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
PROFUND VP /11/
 Consumer Goods              0.75%     0.87%      0.25%        0.00%       0.00%       0.00%     1.87%       0.19%       1.68%
 Consumer Services           0.75%     0.91%      0.25%        0.00%       0.00%       0.00%     1.91%       0.23%       1.68%
 Financials                  0.75%     0.91%      0.25%        0.00%       0.00%       0.00%     1.91%       0.23%       1.68%
 Health Care                 0.75%     0.81%      0.25%        0.00%       0.00%       0.00%     1.81%       0.13%       1.68%
 Industrials                 0.75%     0.94%      0.25%        0.00%       0.00%       0.00%     1.94%       0.26%       1.68%
 Large-Cap Growth            0.75%     0.86%      0.25%        0.00%       0.00%       0.00%     1.86%       0.18%       1.68%
 Large-Cap Value             0.75%     0.93%      0.25%        0.00%       0.00%       0.00%     1.93%       0.25%       1.68%
 Mid-Cap Growth              0.75%     0.87%      0.25%        0.00%       0.00%       0.00%     1.87%       0.19%       1.68%
 Mid-Cap Value               0.75%     0.91%      0.25%        0.00%       0.00%       0.02%     1.93%       0.23%       1.70%
 Real Estate                 0.75%     0.84%      0.25%        0.00%       0.00%       0.00%     1.84%       0.16%       1.68%

--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2012
                          ------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                        Distribution                                      Total
                                                 and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
PROFUND VP /11/ CONTINUED
 Small-Cap Growth /12/      0.75%     0.89%      0.25%        0.00%       0.00%       0.00%     1.89%       0.21%       1.68%
 Small-Cap Value            0.75%     0.99%      0.25%        0.00%       0.00%       0.06%     2.05%       0.31%       1.74%
 Telecommunications         0.75%     0.85%      0.25%        0.00%       0.00%       0.00%     1.85%       0.17%       1.68%
 Utilities                  0.75%     0.86%      0.25%        0.00%       0.00%       0.00%     1.86%       0.18%       1.68%



 1  Prudential Investments LLC and AST Investment Services, Inc. (the
    Investment Managers) have contractually agreed to waive a portion of their investment management fee equal to the Acquired Portfolio Fees and Expenses due to investments in iShares ETFs. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fee and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees and other expenses (including Distribution Fees, Acquired Portfolio Fees and Expenses, and Other Expenses excluding taxes, interest and brokerage commissions) do not exceed 1.02% of the Portfolio's average daily net assets through June 30, 2014. These arrangements may not be terminated or modified prior to June 30, 2014, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangements after June 30, 2014 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 2 The Portfolio's distributor, Prudential Annuities Distributors, Inc. (PAD) has contractually agreed to reduce its distribution and service fees so that the effective distribution and service fee rate paid by the Portfolio is reduced based on the average daily net assets of the Portfolio: average daily net Portfolio assets up to and including $300 million: fee rate is 0.10% (no waiver); average daily net Portfolio assets over $300 million up to and including $500 million: fee rate is 0.08%; average daily net Portfolio assets over $500 million up to and including $750 million: fee rate is 0.07%; average daily net Portfolio assets over $750 million: fee rate is 0.06%. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Prudential Investments LLC, AST Investment Services, Inc.
    and PAD cannot terminate or otherwise modify the waiver.
 3 The Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.99% of the Portfolio's average daily net assets through June 30, 2015. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 4  Pyramis is a registered service mark of FMR LLC. Used under license.
 5 The Investment Managers have contractually agreed to waive 0.10% of their investment management fees through June 30, 2016. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2016, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue the arrangement after June 30, 2016 will be subject to review by the Investment Managers and the Board of Trustees of the Fund.
 6 The Investment Managers have contractually agreed to waive a portion of their investment management fees as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio's average daily net assets between $500 million and $1 billion, and 0.15% of the Portfolio's average daily net assets in excess of $1 billion through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Board of Trustees of the Fund.
 7 The Investment Managers have contractually agreed to waive a portion of their investment management fees as follows: 0.025% of the Portfolio's average daily net assets between $500 million and $1 billion, and 0.05% of the Portfolio's average daily net assets in excess of $1 billion through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Board of Trustees of the Fund.
 8 The Investment Managers have contractually agreed to waive 0.02% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue the arrangement after June 30, 2014 will be subject to review by the Investment Managers and the Board of Trustees of the Fund.
 9 The Investment Managers have contractually agreed to waive 0.07% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue the arrangement after June 30, 2014 will be subject to review by the Investment Managers and the Board of Trustees of the Fund.
 10 The Investment Managers have contractually agreed to waive 0.05% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 11 ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Portfolio Operating Expenses (excluding "Acquired Portfolio Fees and Expenses"), as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Portfolio's expenses to exceed any expense limitation in place at that time.
 12 "Acquired Portfolio Fees and Expenses" for the fiscal year end December 31,
    2012 were less than 0.01% and are included in "Other Expenses".

                               EXPENSE EXAMPLES

 These examples are intended to help you compare the cost of investing in one Allstate Life Annuity with the cost of investing in other Allstate Life Annuities and/or other variable annuities. Below are examples for each Annuity showing what you would pay in expenses at the end of the stated time periods if you invested $10,000 in the Annuity and your investment had a 5% return each year.

 The examples reflect the following fees and charges for each Annuity as described in "Summary of Contract Fees and Charges":
   .   Insurance Charge.
   .   Contingent Deferred Sales Charge (when and if applicable)
   .   Annual Maintenance Fee
   .   The maximum combination of optional benefits charges

 The examples also assume the following for the period shown:

   . You allocate all of your Account Value to the Sub-account with the maximum gross total operating expenses for 2012, and those expenses remain the same each year*
   .   You make no withdrawals of your Account Value

   .   You make no transfers, or other transactions for which we charge a fee
   .   No tax charge applies

   . You elect the TrueIncome and the Combination 5% Roll-Up and HAV Death Benefit (the maximum combination of optional benefit charges). The maximum charge, rather than the current charge, is deducted for these benefits in the examples.

   . For the X Series example, expense example calculations are not adjusted to reflect the Purchase Credit. If the Purchase Credit were reflected in the calculations, expenses would be higher.
   .   For the X Series example, the Longevity Credit does not apply.

 Amounts shown in the examples are rounded to the nearest dollar.

 * Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling form.

 THE EXAMPLES ARE ILLUSTRATIVE ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE PORTFOLIOS - ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

 EXPENSE EXAMPLES ARE PROVIDED AS FOLLOWS:

 IF YOU SURRENDER YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:


                                1 YR  3 YRS  5 YRS  10 YRS
                     -------------------------------------
                     B SERIES  $1,315 $2,365 $3,443 $6,473
                     -------------------------------------
                     L SERIES  $1,348 $2,558 $3,288 $6,711
                     -------------------------------------
                     X SERIES  $1,553 $2,771 $3,908 $6,745
                     -------------------------------------


 IF YOU ANNUITIZE YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD: /1/


                                 1 YR 3 YRS 5 YRS  10 YRS
                       ----------------------------------
                       B SERIES  N/A   N/A  $3,143 $6,473
                       ----------------------------------
                       L SERIES  N/A   N/A  $3,288 $6,711
                       ----------------------------------
                       X SERIES  N/A   N/A  $3,308 $6,745
                       ----------------------------------


 IF YOU DO NOT SURRENDER YOUR ANNUITY:


                                1 YR 3 YRS  5 YRS  10 YRS
                      -----------------------------------
                      B SERIES  $615 $1,865 $3,143 $6,473
                      -----------------------------------
                      L SERIES  $648 $1,958 $3,288 $6,711
                      -----------------------------------
                      X SERIES  $653 $1,971 $3,308 $6,745
                      -----------------------------------


 1  You may not annuitize in the first three (3) Annuity Years.

 A Table of accumulation values appears in Appendix A to this Prospectus.

                                    SUMMARY

        Allstate RetirementAccess Variable Annuity B Series ("B Series") Allstate RetirementAccess Variable Annuity L Series ("L Series") Allstate RetirementAccess Variable Annuity X Series ("X Series")

 This Summary describes key features of the variable annuities described in this prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. You should read the entire prospectus for a complete description of the variable annuities. Your financial advisor can also help you if you have questions.


 WHAT IS A VARIABLE ANNUITY? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and provide income during your retirement. With the help of your financial advisor, you choose how to invest your money within your annuity (subject to certain restrictions; see "Investment Options"). Any allocation that is recommended to you by your financial professional may be different than automatic asset transfers that may be made under the Annuity, such as under a pre-determined mathematical formula used with an optional living benefit. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your financial professional will help you choose the investment options that are suitable for you based on your tolerance for risk and your needs.


 Variable annuities also offer a variety of optional guarantees to receive an income for life, or death benefits for your beneficiaries, or minimum account value guarantees. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this prospectus. The guarantees are based on the long-term financial strength of the insurance company.


 WHAT DOES IT MEAN THAT MY VARIABLE ANNUITY IS "TAX DEFERRED"? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.


 You could purchase one of our variable annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, or Roth IRA. Although there is no additional tax advantage to a variable annuity held through one of these plans, you may desire the variable annuities' other features such as guaranteed lifetime income payments or death benefits for use within these plans.

 WHAT VARIABLE ANNUITIES ARE OFFERED IN THIS PROSPECTUS? This prospectus describes the variable annuities listed below. The annuities differ primarily in how fees are deducted, the investment options offered, and whether the annuity provides credits in certain circumstances. The annuities described in this prospectus are:
..   Allstate RetirementAccess Variable Annuity B Series ("B Series")
..   Allstate RetirementAccess Variable Annuity L Series ("L Series")
..   Allstate RetirementAccess Variable Annuity X Series ("X Series")



 HOW DO I PURCHASE ONE OF THE VARIABLE ANNUITIES? These Annuities are no longer available for new purchases. Our eligibility criteria for purchasing the Annuities are as follows:

                  PRODUCT   MAXIMUM AGE FOR  MINIMUM INITIAL
                            INITIAL PURCHASE PURCHASE PAYMENT
                  -------------------------------------------
                  B SERIES         85             $1,000
                  -------------------------------------------
                  X SERIES         75            $10,000
                  -------------------------------------------
                  L SERIES         85            $10,000
                  -------------------------------------------

 The "Maximum Age for Initial Purchase" applies to the oldest owner as of the day we would issue the annuity. If the annuity is to be owned by an entity, the maximum age applies to the annuitant as of the day we would issue the annuity. The availability and level of protection of certain optional benefits may also vary based on the age of the owner or annuitant on the issue date of the annuity, the date the benefit is elected, or the date of the owner's death. Please see the section entitled "Living Benefits" and "Death Benefit" for additional information on these benefits.

 You may make additional payments of at least $100 into your annuity at any time, subject to maximums allowed by us and as provided by law.

 After you purchase your annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason. The period of time and the amount returned to you is dictated by State law and is stated on the front cover of your contract. You must cancel your Annuity in writing (referred to as the "freelook period").

 See "What Are the Requirements for Purchasing One of the Annuities" for more detail.

 WHERE SHOULD I INVEST MY MONEY? With the help of your financial professional, you choose where to invest your money within the Annuity. You may choose from a variety of investment options ranging from conservative to aggressive. Certain optional benefits may limit your ability to invest in the investment options otherwise available to you under the Annuity. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. If you select certain optional benefits, we may limit the investment you may elect. Each of the underlying mutual funds is described by its own prospectus, which you should read before investing. There is no assurance that any investment option will meet its investment objective.

 You may also allocate money to a fixed rate account that earns interest guaranteed by our general assets. We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.

 See "Investment Options," and "Managing your Account Value."

 HOW CAN I RECEIVE INCOME FROM MY ANNUITY? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax (see "Tax Considerations"), and may be subject to a contingent deferred sales charge (discussed below). You may withdraw up to 10% of your investment each year without being subject to a contingent deferred sales charge.

 You may elect to receive income through annuity payments over your lifetime, also called "annuitization". This option may appeal to those who worry about outliving their Account Value through withdrawals. If you elect to receive annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an account value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can trade off the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.

 See "Access to Account Value."

 OPTIONS FOR GUARANTEED LIFETIME WITHDRAWALS. We offer optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of an initial guaranteed benefit base, even after your Account Value falls to zero. The Account Value has no guarantees, may fluctuate, and can lose value. These benefits may appeal to you if you wish to maintain flexibility and control over your Account Value (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.

 Some of the benefits utilize predetermined transfer formulas to help us manage your guarantee through all market cycles. Please see applicable optional benefits section as well as the Appendices to this prospectus for more information on the formulas.

 In the Living Benefits section, we describe guaranteed minimum withdrawal benefits that allow you to withdraw a specified amount each year for life (or joint lives, for the spousal version of the benefit). Please be aware that if you withdraw more than that amount in a given year (i.e., excess income), that may permanently reduce the guaranteed amount you can withdraw in future years. Thus, you should think carefully before taking such excess income.

 These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:

..   TrueIncome*
..   TrueIncome - Spousal*
..   TrueIncome - Highest Daily*
..   TrueIncome - Highest Daily 7*
..   TrueIncome - Spousal Highest Daily 7*

 *  No longer available for new elections.

 OPTIONS FOR GUARANTEED ACCUMULATION. We offer an optional benefit called TrueAccumulation - Highest Daily for an additional fee that guarantees your account value to a certain level after a period of years. As part of this benefit you are required to invest only in certain permitted investment options. Please see applicable optional benefit section as well as the Appendices of this prospectus for more information on the formula.

 This benefit contains detailed provisions, so please see the following section of the prospectus for complete details:
..   TrueAccumulation - Highest Daily**

 ** No longer available for new elections.

 WHAT HAPPENS TO MY ANNUITY UPON DEATH? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death.

 We also have an optional death benefit for an additional charge:
   .   COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT:
       Offers the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.

 Each death benefit has certain age restrictions. For the X Series, there is an adjustment for any Purchase Credits received within 12 months prior to death. Please see the "Death Benefit" section of the Prospectus for more information.

 HOW DO I RECEIVE CREDITS?
 With X Series, we apply a credit to your annuity each time you make a purchase payment. Because of the credits, the expenses of the X Series may be higher than other annuities that do not offer credits. The amount of the credit depends on your age at the time the purchase payment is made.

OLDEST OWNER'S AGE ON THE DATE THAT THE PURCHASE         PURCHASE CREDIT ON PURCHASE
       PAYMENT IS APPLIED TO THE ANNUITY          PAYMENTS AS THEY ARE APPLIED TO THE ANNUITY
----------------------------------------------------------------------------------------------
                    0 - 80                                          6.00%*
                    81 - 85                                         3.00%
----------------------------------------------------------------------------------------------

 * For X Series annuities issued prior to December 10, 2007, the credit applicable to ages 0 - 80 is 5%

 With X Series, we also apply a "longevity credit" at the end of your tenth anniversary and every anniversary thereafter. The credit is equal to 0.40% of purchase payments invested with us for more than nine years (less adjustments for any withdrawals). The credit will not apply if your annuity value is zero or less, if you have cumulatively withdrawn more than the amount of eligible purchase payments, or if you annuitize.

 Please see the section entitled "Managing Your Account Value" for more information.

 WHAT ARE THE ANNUITY'S FEES AND CHARGES?
 CONTINGENT DEFERRED SALES CHARGE: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or "CDSC". The CDSC is calculated as a percentage of your purchase payment being withdrawn, and the applicable CDSC percentage (as indicated in the table below) depends on the number of years that have elapsed since the Purchase Payment being withdrawn was made. The CDSC is different depending on which annuity you purchase:

              YR. 1 YR. 2 YR. 3 YR. 4 YR. 5 YR. 6 YR. 7 YR. 8 YR. 9 YR. 10+
    -----------------------------------------------------------------------
    B SERIES   7.0%  6.0%  5.0%  4.0%  3.0%  2.0%  1.0%  0.0%    --      --
    -----------------------------------------------------------------------
    L SERIES   7.0%  7.0%  6.0%  5.0%  0.0%    --    --    --    --      --
    -----------------------------------------------------------------------
    X SERIES   9.0%  8.5%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%    0.0%

 Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. This free withdrawal feature does not apply when fully surrendering your annuity. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contract.


 TRANSFER FEE: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of any Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the 20 free transfers. All transfers made on the same day will be treated as one
 (1) transfer. Any transfers made as a result of the mathematical formula used with an optional benefit will not count towards the total transfers allowed.

 ANNUAL MAINTENANCE FEE: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is the lesser of $35.00 or 2% of your Account Value. The Annual Maintenance Fee is only deducted if your Account Value is less than $100,000.

 TAX CHARGE: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The tax charge currently ranges up to 3 1/2% of your Purchase Payments or Account Value and is designed to approximate the taxes that we are required to pay.

 INSURANCE CHARGE: We deduct an Insurance Charge. It is an annual charge assessed on a daily basis. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you hold:

                    FEE/CHARGE             B SERIES L SERIES X SERIES
          -----------------------------------------------------------
          MORTALITY & EXPENSE RISK CHARGE     1.00%    1.35%    1.40%
          -----------------------------------------------------------
          ADMINISTRATION CHARGE               0.15%    0.15%    0.15%
          -----------------------------------------------------------
          TOTAL INSURANCE CHARGE              1.15%    1.50%    1.55%

 CHARGES FOR OPTIONAL BENEFITS: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain other optional benefits, such as TrueIncome - Highest Daily 7, the charge is assessed against the Protected Withdrawal Value and taken out of the Sub-accounts periodically. Please refer to the section entitled "Summary of Contract Fees and Charges" for the list of charges for each Optional Benefit.

 SETTLEMENT SERVICE CHARGE: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.

 FEES AND EXPENSES INCURRED BY THE PORTFOLIOS: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the "Fees and Charges" section of the Prospectus for more information.

 COSTS TO SELL AND ADMINISTER OUR VARIABLE ANNUITY: Your financial professional may receive a commission for selling one of our variable annuities to you. We may pay fees to your financial professional's broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial professional to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial professional or us. See "General Information".

 OTHER INFORMATION: Please see the section entitled "General Information" for more information about our annuities, including legal information about our company, separate account, and underlying funds.

                              INVESTMENT OPTIONS

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?
 Each variable investment option is a Sub-account of the Allstate Financial Advisors Separate Account I (see "What is the Separate Account" for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The Investment Objectives/Policies Chart below classifies each of the Portfolios based on our assessment of their investment style (as of the date of this Prospectus). The chart also provides a description of each Portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any Portfolio will meet its investment objective. The Portfolios that you select are your choice - we do not recommend or endorse any particular Portfolio.

 Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, which contract series you selected, the applicable jurisdiction and selling firm. Thus, if you selected particular optional benefits, you would be precluded from investing in certain Portfolios and therefore would not receive investment appreciation (or depreciation) affecting those Portfolios. You bear the investment risk for amounts allocated to the Portfolios. Please see the General Information section of this prospectus, under the heading concerning "Service Fees" for a discussion of fees that we may receive from underlying mutual funds and /or their affiliates.

 The name of the advisor/sub-advisor for each Portfolio appears next to the description. Those Portfolios whose name include the prefix "AST" are Portfolios of Advanced Series Trust. The Portfolios of Advanced Series Trust are co-managed by AST Investment Services, Inc. and Prudential Investments LLC, both of which are affiliated companies of The Prudential Insurance Company of America. However, a sub-advisor, as noted below, is engaged to conduct day-to-day management.

 The Portfolios are not publicly traded mutual funds. They are only available as investment options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same portfolio advisor or sub-advisor as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds. THE CURRENT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE PORTFOLIOS CAN BE OBTAINED BY CALLING 1-866-695-2647.

 Beginning May 1, 2008, we will allow Owners of an L Series Annuity to invest in certain ProFund VP Portfolios. However, we will not allow Owners of a B Series or an X Series Annuity to invest in any ProFund VP Portfolios. Nor will we allow beneficiaries who acquire any of the Annuities on or after May 1, 2008 under the Beneficiary Continuation Option to invest in any ProFund VP Portfolios.


 Effective APRIL 29, 2013, the AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO is no longer offered as a Sub-account under the Annuities, except as follows: if at any time prior to April 29, 2013 you had any portion of your Account Value allocated to the AST Franklin Templeton Founding Funds Allocation Sub-account, you may continue to allocate Account Value and make transfers into and/or out of the AST Franklin Templeton Founding Funds Allocation Sub-account, including any electronic funds transfer, dollar cost averaging, asset allocation and rebalancing programs. If you never had a portion of your Account Value allocated to the AST Franklin Templeton Founding Funds Allocation Sub-account prior to April 29, 2013, you cannot allocate Account Value to the AST Franklin Templeton Founding Funds Allocation Sub-account.


 Not all Portfolios offered as Sub-accounts are available if you elect certain optional benefits. The following table lists the currently allowable investment options when you choose certain optional benefits:



 IF YOU SELECT ANY ONE OF                THEN YOU MAY ONLY INVEST AMONG THE FOLLOWING SUB-ACCOUNTS
 THE FOLLOWING OPTIONAL BENEFITS:        (THE "PERMITTED SUB-ACCOUNTS"):
 TrueIncome                              AST Academic Strategies Asset Allocation Portfolio
 TrueIncome - Spousal                    AST Advanced Strategies Portfolio
 TrueIncome - Highest Daily              AST Balanced Asset Allocation Portfolio
 TrueIncome - Highest Daily 7            AST BlackRock Global Strategies Portfolio
 TrueIncome - Spousal Highest Daily 7    AST BlackRock iShares ETF Portfolio
 Highest Daily Value Death Benefit       AST Capital Growth Asset Allocation Portfolio
                                         AST Defensive Asset Allocation Portfolio
                                         AST FI Pyramis(R) Asset Allocation Portfolio
                                         AST First Trust Balanced Target Portfolio
                                         *AST Franklin Templeton Founding Funds Allocation Portfolio



 * no longer available for new investment


            THEN YOU MAY ONLY INVEST AMONG THE FOLLOWING SUB-ACCOUNTS
            (THE "PERMITTED SUB-ACCOUNTS"):
            AST Franklin Templeton Founding Funds Plus Portfolio
            AST Goldman Sachs Multi-Asset Portfolio
            AST J. P. Morgan Global Thematic Portfolio
            AST J. P. Morgan Strategic Opportunities Portfolio
            AST New Discovery Asset Allocation Portfolio
            AST Preservation Asset Allocation Portfolio
            AST Prudential Growth Allocation Portfolio
            AST RCM World Trends Portfolio
            AST Schroders Global Tactical Portfolio
            AST Schroders Multi-Asset World Strategies Portfolio
            AST T. Rowe Price Asset Allocation Portfolio
            AST Wellington Management Hedged Equity Portfolio
        ---------------------------------------------------------------



 Under TrueAccumulation - Highest Daily, the Combination 5% Roll-up and HAV Death Benefit, and the Guaranteed Minimum Income Benefit, all Sub-accounts are permitted except the AST AQR Emerging Markets Equity, AST QMA Emerging Markets Equity, AST Quantitative Modeling, and AST Western Asset Emerging Markets Debt Sub-accounts.

 Certain optional living benefits (e.g., TrueIncome Highest Daily 7) employ a predetermined mathematical formula, under which money is transferred between your chosen variable sub-accounts and a bond portfolio (e.g., the AST Investment Grade Bond Sub-account). WHETHER OR NOT YOU ELECT A BENEFIT SUBJECT TO THE PREDETERMINED MATHEMATICAL FORMULA, YOU SHOULD BE AWARE THAT THE OPERATION OF THE FORMULA MAY RESULT IN LARGE-SCALE ASSET FLOWS INTO AND OUT OF THE SUB-ACCOUNTS. THESE ASSET FLOWS COULD ADVERSELY IMPACT THE PORTFOLIOS, INCLUDING THEIR RISK PROFILE, EXPENSES AND PERFORMANCE. These asset flows impact not only the Permitted Sub-accounts used with the benefits but also the other Sub-accounts, because the portfolios may be used as investments in certain Permitted Sub-accounts that are structured as funds-of-funds. Because transfers between the Sub-accounts and the AST Investment Grade Bond Sub-account can be frequent and the amount transferred can vary from day to day, any of the portfolios could experience the following effects, among others:

    (a)a portfolio's investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadviser's ability to fully implement the portfolio's investment strategy;
    (b)the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held;
    (c)a portfolio may experience higher turnover than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the portfolio compared to other similar funds.

 The asset flows caused by the formula may affect Owners in differing ways. In particular, because the formula is calculated on an individual basis for each contract, on any particular day, some Owners' Account Value may be transferred to a bond portfolio (such as the AST Investment Grade Bond Sub-account) and others Owners' Account Value may not be transferred. To the extent that there is a large transfer of Account Value on a given trading day to the AST Investment Grade Bond Sub-account, and your Account Value is not so transferred, it is possible that the investment performance of the Sub-accounts in which your Account Value remains invested will be negatively affected.

 The efficient operation of the asset flows caused by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one portfolio to another portfolio, which in turn could adversely impact performance.


 Please consult the prospectus for the applicable portfolio for additional information about these effects.

 Additional Information regarding these optional benefits can be found in the "Living Benefits" and "Death Benefit" sections of this Prospectus.

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    STYLE/       INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
    TYPE                                                   ADVISOR/
                                                        SUBADVISOR(S)
   -------------------------------------------------------------------------
                           AST FUNDS
   -------------------------------------------------------------------------
    ASSET     AST ACADEMIC STRATEGIES ASSET              AlphaSimplex
    ALLOCA-   ALLOCATION PORTFOLIO: seeks              Group, LLC; AQR
     TION     long-term capital appreciation. The    Capital Management,
              Portfolio is a multi-asset class           LLC and CNH
              fund that pursues both top-down           Partners, LLC;
              asset allocation strategies and           CoreCommodity
              bottom-up selection of securities,       Management, LLC;
              investment managers, and mutual        First Quadrant, L.P.;
              funds. Under normal circumstances,     Jennison Associates
              approximately 60% of the assets will           LLC;
              be allocated to traditional asset          J.P. Morgan
              classes (including US and                   Investment
              international equities and bonds,       Management, Inc.;
              including non-investment grade          Pacific Investment
              bonds, commonly known as "junk              Management
              bonds") and approximately 40% of the       Company LLC
              assets will be allocated to            (PIMCO); Prudential
              non-traditional asset classes and        Investments LLC;
              strategies (including real estate,         Quantitative
              commodities, and alternative                Management
              strategies). Those percentages are       Associates LLC;
              subject to change at the discretion       Western Asset
              of the advisor and Quantitative             Management
              Management Associates LLC.               Company/Western
                                                       Asset Management
                                                       Company Limited
   -------------------------------------------------------------------------
    ASSET     AST ADVANCED STRATEGIES PORTFOLIO:          LSV Asset
    ALLOCA-   seeks a high level of absolute             Management;
     TION     return by using traditional and          Marsico Capital
              non-traditional investment               Management, LLC;
              strategies and by investing in          Pacific Investment
              domestic and foreign equity and             Management
              fixed income securities, derivative        Company LLC
              instruments and other investment             (PIMCO);
              companies. The Portfolio uses              Quantitative
              traditional and non-traditional             Management
              investment strategies by investing       Associates LLC;
              in domestic and foreign equity and        T. Rowe Price
              fixed income securities, derivative     Associates, Inc.;
              instruments and other investment         William Blair &
              companies. The asset allocation            Company, LLC
              generally provides for an allotment
              of 60% of the Portfolio's assets to
              a combination of domestic and
              international equity strategies and
              the remaining 40% of assets to a
              combination of U.S. fixed income,
              hedged international bond, and real
              return investment strategies.
              Quantitative Management Associates
              LLC allocates the assets of the
              Portfolio across different
              investment categories and
              subadvisors.
   -------------------------------------------------------------------------
    INTER-    AST AQR EMERGING MARKETS EQUITY            AQR Capital
   NATIONAL   PORTFOLIO: seeks long-term capital       Management, LLC
    EQUITY    appreciation. The Portfolio seeks to
              achieve its investment objective by
              both overweighting and
              underweighting securities,
              industries, countries, and
              currencies relative to the MSCI
              Emerging Markets Index, using
              proprietary quantitative return
              forecasting models and systematic
              risk-control methods developed by
              the subadvisor. Under normal
              circumstances, the Portfolio will
              invest at least 80% of its assets in
              equity securities of issuers: (i)
              located in emerging market
              countries, or (ii) included as
              emerging market issuers in one or
              more broad-based market indices. The
              subadvisor intends to make use of
              certain derivative instruments in
              order to implement its investment
              strategy.
   -------------------------------------------------------------------------

    STYLE/        INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                         SUBADVISOR(S)
   -------------------------------------------------------------------------
   LARGE-CAP   AST AQR LARGE-CAP PORTFOLIO: seeks         AQR Capital
     BLEND     long-term capital appreciation. The      Management, LLC
               Portfolio invests, under normal
               circumstances, at least 80% of the
               value of its assets in equity and
               equity-related securities of
               large-capitalization companies. For
               purposes of the Portfolio, a
               large-cap company is a company with
               a market capitalization in the range
               of companies in the S&P 500(R) Index
               (between $1.6 billion and $483
               billion as of December 31, 2012).
               The Portfolio's subadvisor utilizes
               a quantitative investment process.
   -------------------------------------------------------------------------
     ASSET     AST BALANCED ASSET ALLOCATION               Prudential
    ALLOCA-    PORTFOLIO: seeks to obtain the           Investments LLC;
     TION      highest potential total return             Quantitative
               consistent with its specified level         Management
               of risk. The Portfolio primarily          Associates LLC
               invests its assets in a diversified
               portfolio of other mutual funds,
               within the Advanced Series Trust and
               certain affiliated money market
               funds. Under normal market
               conditions, the Portfolio will
               devote approximately 60% of its net
               assets to underlying portfolios
               investing primarily in equity
               securities (with a range of 52.5% to
               67.5%), and 40% of its net assets to
               underlying portfolios investing
               primarily in debt securities and
               money market instruments (with a
               range of 32.5% to 47.5%). The
               Portfolio is not limited to
               investing exclusively in shares of
               the underlying portfolios and may
               invest in securities, exchange
               traded funds (ETFs), and futures
               contracts, swap agreements and other
               financial and derivative instruments.
   -------------------------------------------------------------------------
     ASSET     AST BLACKROCK GLOBAL STRATEGIES         BlackRock Financial
    ALLOCA-    PORTFOLIO: seeks a high total return     Management, Inc.
     TION      consistent with a moderate level of
               risk. The Portfolio is a global,
               multi asset-class portfolio that
               invests directly in, among other
               things, equity and equity-related
               securities, investment grade debt
               securities (including, without
               limitation, U.S. Treasuries and U.S.
               government securities),
               non-investment grade bonds (also
               known as "high yield bonds" or "junk
               bonds"), real estate investment
               trusts (REITs), exchange traded
               funds (ETFs), and derivative
               instruments, including
               commodity-linked derivative
               instruments.
   -------------------------------------------------------------------------
     ASSET     AST BLACKROCK ISHARES ETF PORTFOLIO:    BlackRock Financial
    ALLOCA-    seeks to maximize total return with      Management, Inc.
     TION      a moderate level of risk. The
               Portfolio attempts to meet its
               objective through investment in
               iShares exchange traded funds (ETFs)
               across global equity and fixed
               income asset classes. Employing a
               tactical investment process, the
               Portfolio holds ETFs that invest in
               a variety of asset classes,
               including equity and equity-related
               securities, investment grade debt
               securities, non-investment grade
               debt securities (commonly referred
               to as "junk" bonds), real estate
               investment trusts, and commodities.
   -------------------------------------------------------------------------
   LARGE-CAP   AST BLACKROCK VALUE PORTFOLIO: seeks        BlackRock
     VALUE     maximum growth of capital by                Investment
               investing primarily in the value         Management, LLC
               stocks of larger companies. The
               Portfolio pursues its objective,
               under normal market conditions, by
               investing at least 80% of the value
               of its assets in the equity
               securities of large-sized companies
               included in the Russell 1000(R)
               Value Index. The subadvisor employs
               an investment strategy designed to
               maintain a portfolio of equity
               securities which approximates the
               market risk of those stocks included
               in the Russell 1000(R) Value Index,
               but which attempts to outperform the
               Russell 1000(R) Value Index through
               active stock selection.
   -------------------------------------------------------------------------
     FIXED     AST BOND PORTFOLIO 2016: seeks the          Prudential
    INCOME     highest total return for a specific         Investment
               period of time, consistent with the      Management, Inc.
               preservation of capital and
               liquidity needs. Total return is
               comprised of current income and
               capital appreciation. Under normal
               market conditions, the Portfolio
               invests at least 80% of its
               investable assets in bonds. The
               Portfolio is designed to meet the
               parameters established to support
               certain living benefits for variable
               annuities that mature on December
               31, 2016. Please note that you may
               not make purchase payments and
               contract owner initiated transfers
               to this Portfolio, and that this
               Portfolio is available only with
               certain living benefits.
   -------------------------------------------------------------------------

       STYLE/       INVESTMENT OBJECTIVES/POLICIES        PORTFOLIO
       TYPE                                                ADVISOR/
                                                         SUBADVISOR(S)
      --------------------------------------------------------------------
      FIXED      AST BOND PORTFOLIO 2018: seeks the       Prudential
      INCOME     highest total return for a specific      Investment
                 period of time, consistent with the    Management, Inc.
                 preservation of capital and
                 liquidity needs. Total return is
                 comprised of current income and
                 capital appreciation. Under normal
                 market conditions, the Portfolio
                 invests at least 80% of its
                 investable assets in bonds. The
                 Portfolio is designed to meet the
                 parameters established to support
                 certain living benefits for variable
                 annuities that mature on December
                 31, 2018. Please note that you may
                 not make purchase payments and
                 contract owner initiated transfers
                 to this Portfolio, and that this
                 Portfolio is available only with
                 certain living benefits.
      --------------------------------------------------------------------
      FIXED      AST BOND PORTFOLIO 2019: seeks the       Prudential
      INCOME     highest total return for a specific      Investment
                 period of time, consistent with the    Management, Inc.
                 preservation of capital and
                 liquidity needs. Total return is
                 comprised of current income and
                 capital appreciation. Under normal
                 market conditions, the Portfolio
                 invests at least 80% of its
                 investable assets in bonds. The
                 Portfolio is designed to meet the
                 parameters established to support
                 certain living benefits for variable
                 annuities that mature on December
                 31, 2019. Please note that you may
                 not make purchase payments and
                 contract owner initiated transfers
                 to this Portfolio, and that this
                 Portfolio is available only with
                 certain living benefits.
      --------------------------------------------------------------------
      FIXED      AST BOND PORTFOLIO 2020: seeks the       Prudential
      INCOME     highest total return for a specific      Investment
                 period of time, consistent with the    Management, Inc.
                 preservation of capital and
                 liquidity needs. Total return is
                 comprised of current income and
                 capital appreciation. Under normal
                 market conditions, the Portfolio
                 invests at least 80% of its
                 investable assets in bonds. The
                 Portfolio is designed to meet the
                 parameters established to support
                 certain living benefits for variable
                 annuities that mature on
                 December 31, 2020. Please note that
                 you may not make purchase payments
                 and contract owner initiated
                 transfers to this Portfolio, and
                 that this Portfolio is available
                 only with certain living benefits.
      --------------------------------------------------------------------
      FIXED      AST BOND PORTFOLIO 2021: seeks the       Prudential
      INCOME     highest total return for a specific      Investment
                 period of time, consistent with the    Management, Inc.
                 preservation of capital and
                 liquidity needs. Total return is
                 comprised of current income and
                 capital appreciation. Under normal
                 market conditions, the Portfolio
                 invests at least 80% of its
                 investable assets in bonds. The
                 Portfolio is designed to meet the
                 parameters established to support
                 certain living benefits for variable
                 annuities that mature on
                 December 31, 2021. Please note that
                 you may not make purchase payments
                 and contract owner initiated
                 transfers to this Portfolio, and
                 that this Portfolio is available
                 only with certain living benefits.
      --------------------------------------------------------------------
      FIXED      AST BOND PORTFOLIO 2022: seeks the       Prudential
      INCOME     highest total return for a specific      Investment
                 period of time, consistent with the    Management, Inc.
                 preservation of capital and
                 liquidity needs. Total return is
                 comprised of current income and
                 capital appreciation. Under normal
                 market conditions, the Portfolio
                 invests at least 80% of its
                 investable assets in bonds. The
                 Portfolio is designed to meet the
                 parameters established to support
                 certain living benefits for variable
                 annuities that mature on
                 December 31, 2022. Please note that
                 you may not make purchase payments
                 and contract owner initiated
                 transfers to this Portfolio, and
                 that this Portfolio is available
                 only with certain living benefits.
      --------------------------------------------------------------------
      FIXED      AST BOND PORTFOLIO 2023: seeks the       Prudential
      INCOME     highest total return for a specific      Investment
                 period of time, consistent with the    Management, Inc.
                 preservation of capital and
                 liquidity needs. Total return is
                 comprised of current income and
                 capital appreciation. Under normal
                 market conditions, the Portfolio
                 invests at least 80% of its
                 investable assets in bonds. The
                 Portfolio is designed to meet the
                 parameters established to support
                 certain living benefits for variable
                 annuities that mature on
                 December 31, 2023. Please note that
                 you may not make purchase payments
                 and contract owner initiated
                 transfers to this Portfolio, and
                 that this Portfolio is available
                 only with certain living benefits.
      --------------------------------------------------------------------

    STYLE/        INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                         SUBADVISOR(S)
   -------------------------------------------------------------------------
     FIXED     AST BOND PORTFOLIO 2024: seeks the          Prudential
    INCOME     highest total return for a specific         Investment
               period of time, consistent with the      Management, Inc.
               preservation of capital and
               liquidity needs. Total return is
               comprised of current income and
               capital appreciation. Under normal
               market conditions, the Portfolio
               invests at least 80% of its
               investable assets in bonds. The
               Portfolio is designed to meet the
               parameters established to support
               certain living benefits for variable
               annuities that mature on
               December 31, 2024. Please note that
               you may not make purchase payments
               and contract owner initiated
               transfers to this Portfolio, and
               that this Portfolio is available
               only with certain living benefits.
   -------------------------------------------------------------------------
     ASSET     AST CAPITAL GROWTH ASSET ALLOCATION         Prudential
    ALLOCA-    PORTFOLIO: seeks to obtain a total       Investments LLC;
     TION      return consistent with its specified       Quantitative
               level of risk. The Portfolio                Management
               primarily invests its assets in a         Associates LLC
               diversified portfolio of other
               mutual funds, within the Advanced
               Series Trust and certain affiliated
               money market funds. Under normal
               market conditions, the Portfolio
               will devote approximately 75% of its
               net assets to underlying portfolios
               investing primarily in equity
               securities (with a range of 67.5% to
               80%), and 25% of its net assets to
               underlying portfolios investing
               primarily in debt securities and
               money market instruments (with a
               range of 20.0% to 32.5%). The
               Portfolio is not limited to
               investing exclusively in shares of
               the underlying portfolios and may
               invest in securities, exchange
               traded funds (ETFs), and futures
               contracts, swap agreements and other
               financial and derivative instruments.
   -------------------------------------------------------------------------
   LARGE-CAP   AST CLEARBRIDGE DIVIDEND GROWTH            ClearBridge
     BLEND     PORTFOLIO: seeks income, capital         Investments, LLC
               preservation, and capital
               appreciation. Under normal
               circumstances, at least 80% of the
               Portfolio's net assets will be
               invested in equity or equity-related
               securities which the subadvisor
               believes have the ability to
               increase dividends over the longer
               term. The subadvisor will manage the
               Portfolio to provide exposure to
               companies that either pay an
               existing dividend or have the
               potential to pay and/or
               significantly grow their dividends.
               To do so, the subadvisor will
               conduct fundamental research to
               screen for companies that have
               attractive dividend yields, a
               history and potential for positive
               dividend growth, strong balance
               sheets, and reasonable valuations.
   -------------------------------------------------------------------------
   SPECIALTY   AST COHEN & STEERS REALTY PORTFOLIO:      Cohen & Steers
               seeks to maximize total return          Capital Management,
               through investment in real estate              Inc.
               securities. The Portfolio pursues
               its investment objective by
               investing, under normal
               circumstances, at least 80% of its
               net assets in securities issued by
               companies associated with the real
               estate industry, such as real estate
               investment trusts (REITs). Under
               normal circumstances, the Portfolio
               will invest substantially all of its
               assets in the equity securities of
               real estate related issuers, i.e., a
               company that derives at least 50% of
               its revenues from the ownership,
               construction, financing, management
               or sale of real estate or that has
               at least 50% of its assets in real
               estate.
   -------------------------------------------------------------------------
     ASSET     AST DEFENSIVE ASSET ALLOCATION              Prudential
    ALLOCA-    PORTFOLIO: seeks to obtain the           Investments LLC;
     TION      highest potential total return             Quantitative
               consistent with its specified level         Management
               of risk tolerance. The Portfolio          Associates LLC
               primarily invests its assets in a
               diversified portfolio of other
               mutual funds, within the Advanced
               Series Trust and certain affiliated
               money market funds. Under normal
               market conditions, the Portfolio
               will devote approximately 15% of its
               net assets to underlying portfolios
               investing primarily in equity
               securities (with a range of 7.5% to
               22.5%), and 85% of its net assets to
               underlying portfolios investing
               primarily in debt securities and
               money market instruments (with a
               range of 77.5% to 92.5%). The
               Portfolio is not limited to
               investing exclusively in shares of
               the underlying portfolios and may
               invest in securities, exchange
               traded funds (ETFs), and futures
               contracts, swap agreements and other
               financial and derivative instruments.
   -------------------------------------------------------------------------
   SMALL-CAP   AST FEDERATED AGGRESSIVE GROWTH          Federated Equity
    GROWTH     PORTFOLIO: seeks capital growth. The        Management
               Portfolio pursues its investment            Company of
               objective by investing primarily in       Pennsylvania/
               the stocks of small companies that       Federated Global
               are traded on national security             Investment
               exchanges, NASDAQ stock exchange and     Management Corp.
               the over- the-counter market. Small
               companies are defined as companies
               with market capitalizations similar
               to companies in the Russell 2000(R)
               Index and S&P SmallCap 600 Index.
   -------------------------------------------------------------------------

    STYLE/        INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                         SUBADVISOR(S)
   --------------------------------------------------------------------------
     ASSET     AST FI PYRAMIS(R) ASSET ALLOCATION        Pyramis Global
    ALLOCA-    PORTFOLIO: seeks to maximize total       Advisors, LLC a
     TION      return. In seeking to achieve the      Fidelity Investments
               Portfolio's investment objective,            Company
               the Portfolio's assets are allocated
               across eight uniquely specialized
               investment strategies. The Portfolio
               has five strategies that invest
               primarily in equity securities, two
               fixed income strategies (the Broad
               Market Duration Strategy and the
               High Yield Bond Strategy, which
               invests in securities commonly known
               as "junk bonds"), and one strategy
               designed to provide liquidity (the
               Liquidity Strategy).
   --------------------------------------------------------------------------
     ASSET     AST FIRST TRUST BALANCED TARGET        First Trust Advisors
    ALLOCA-    PORTFOLIO: seeks long-term capital             L.P.
     TION      growth balanced by current income.
               The Portfolio seeks to achieve its
               objective by investing approximately
               65% (between 60-70%) of its net
               assets in equity securities and
               approximately 35% (between 30-40%)
               of its net assets in fixed income
               securities as of the annual security
               selection date. The allocations do
               not take into account the potential
               investment of up to 5% of the
               Portfolio's assets in the
               "liquidity" investment sleeve. In
               seeking to achieve its investment
               objective, the Portfolio allocates
               its assets across multiple uniquely
               specialized investment strategies.
               The Portfolio can hold up to 3.5% of
               its net assets in senior loans,
               which are typically secured,
               floating rate loans made by banks to
               corporations rated below investment
               grade, and may be commonly referred
               to as "junk bonds".
   --------------------------------------------------------------------------
     ASSET     AST FRANKLIN TEMPLETON FOUNDING         Franklin Advisers,
    ALLOCA-    FUNDS ALLOCATION PORTFOLIO: seeks      Inc.; Franklin Mutual
     TION      capital appreciation while its            Advisers, LLC;
               secondary investment objective is to     Templeton Global
               seek income. Under normal market         Advisors Limited
               conditions the Portfolio will seek
               to achieve its investment objectives
               by allocating 33 1/3% of its assets
               to each of the Portfolio's three
               subadvisors. The Portfolio will
               normally invest in a combination of
               domestic and foreign equity and
               fixed income and money market
               securities. The Franklin Advisers
               segment invests in a diversified
               portfolio of debt and equity
               securities. This sleeve may invest
               up to 100% of total assets in debt
               securities that are rated below
               investment grade (commonly known as
               "junk bonds"). The Franklin Mutual
               segment normally invests at least
               65% of the assets in the segment in
               equity securities that Franklin
               Mutual believes are available at
               below-market prices. The Templeton
               Global segment normally invests at
               least 65% of the assets in the
               segment in the equity securities of
               companies located anywhere in the
               world, including emerging markets.
   --------------------------------------------------------------------------
     ASSET     AST FRANKLIN TEMPLETON FOUNDING           AST Investment
    ALLOCA-    FUNDS PLUS PORTFOLIO: seeks capital      Services, Inc.;
     TION      appreciation. The Portfolio operates        Prudential
               as a "fund-of-funds" by investing        Investments LLC
               approximately 75% of the Portfolio's
               net assets in the AST Franklin
               Templeton Founding Funds Allocation
               Portfolio and approximately 25% of
               the Portfolio's assets in the AST
               Templeton Global Bond Portfolio.
   --------------------------------------------------------------------------
   SPECIALTY   AST GLOBAL REAL ESTATE PORTFOLIO:        Prudential Real
               seeks capital appreciation and           Estate Investors
               income. The Portfolio will normally
               invest at least 80% of its
               investable assets (net assets plus
               any borrowing made for investment
               purposes) in equity-related
               securities of real estate companies.
               The Portfolio will invest in
               equity-related securities of real
               estate companies on a global basis
               and the Portfolio may invest up to
               15% of its net assets in ownership
               interests in commercial real estate
               through investments in private real
               estate.
   --------------------------------------------------------------------------
   LARGE-CAP   AST GOLDMAN SACHS CONCENTRATED         Goldman Sachs Asset
    GROWTH     GROWTH PORTFOLIO: seeks long-term        Management, L.P.
               growth of capital. The Portfolio
               will pursue its objective by
               investing primarily in equity
               securities of companies that the
               subadvisor believes have the
               potential to achieve capital
               appreciation over the long-term. The
               Portfolio seeks to achieve its
               investment objective by investing,
               under normal circumstances, in
               approximately 30 - 45 companies that
               are considered by the subadvisor to
               be positioned for long-term growth.
   --------------------------------------------------------------------------
   LARGE-CAP   AST GOLDMAN SACHS LARGE-CAP VALUE      Goldman Sachs Asset
     VALUE     PORTFOLIO: seeks long-term growth of     Management, L.P.
               capital. The Portfolio seeks to
               achieve its investment objective by
               investing in value opportunities
               that the subadvisor, defines as
               companies with identifiable
               competitive advantages whose
               intrinsic value is not reflected in
               the stock price. The Portfolio
               invests, under normal circumstances,
               at least 80% of its net assets in
               large-cap U.S. issuers with market
               capitalizations within the range of
               the market capitalization of
               companies in the Russell 1000(R)
               Value Index at the time of
               investment.
   --------------------------------------------------------------------------



 Pyramis is a registered service mark of FMR LLC. Used under license.

     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                  ADVISOR/
                                                         SUBADVISOR(S)
    ------------------------------------------------------------------------
     MID-CAP    AST GOLDMAN SACHS MID-CAP GROWTH       Goldman Sachs Asset
     GROWTH     PORTFOLIO: seeks long-term growth of    Management, L.P.
                capital. The Portfolio pursues its
                investment objective, by investing
                primarily in equity securities
                selected for their growth potential,
                and normally invests at least 80% of
                the value of its assets in
                medium-sized companies. Medium-sized
                companies are those whose market
                capitalizations (measured at the
                time of investment) fall within the
                range of companies in the Russell
                Midcap(R) Growth Index. The
                subadvisor seeks to identify
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large.
    ------------------------------------------------------------------------
      ASSET     AST GOLDMAN SACHS MULTI-ASSET          Goldman Sachs Asset
     ALLOCA-    PORTFOLIO (formerly AST Horizon         Management, L.P.
      TION      Moderate Asset Allocation
                Portfolio): seeks to obtain a high
                level of total return consistent
                with its level of risk tolerance.
                The Portfolio is a global asset
                allocation fund that pursues
                domestic and foreign equity and
                fixed-income strategies emphasizing
                growth and emerging markets. Under
                normal circumstances, approximately
                50% of the Portfolio's assets are
                invested to provide exposure to
                equity securities and approximately
                50% of its net assets are invested
                to provide exposure to fixed-income
                securities. The specific allocation
                of assets among equity and
                fixed-income asset classes will vary
                from time to time, as determined by
                the Portfolio's subadvisor, based on
                a variety of factors such as the
                relative attractiveness of various
                securities based on market
                valuations, growth, and inflation
                prospects. In addition, the
                Subadvisor may implement tactical
                investment views and/or a risk
                rebalancing and volatility
                management strategy from time to
                time.
    ------------------------------------------------------------------------
    SMALL-CAP   AST GOLDMAN SACHS SMALL-CAP VALUE      Goldman Sachs Asset
      VALUE     PORTFOLIO: seeks long-term capital      Management, L.P.
                appreciation. The Portfolio will
                seek its objective through
                investments primarily in equity
                securities that are believed to be
                undervalued in the marketplace. The
                Portfolio will invest, under normal
                circumstances, at least 80% of the
                value of its assets in small
                capitalization companies. The
                Portfolio defines small
                capitalization companies as
                companies with market
                capitalizations that are within the
                range of the Russell 2000(R) Value
                Index at the time of purchase.
    ------------------------------------------------------------------------
      FIXED     AST HIGH YIELD PORTFOLIO: seeks           J.P. Morgan
     INCOME     maximum total return, consistent           Investment
                with preservation of capital and       Management, Inc.;
                prudent investment management. The         Prudential
                Portfolio will invest, under normal        Investment
                circumstances, at least 80% of its      Management, Inc.
                net assets plus any borrowings for
                investment purposes (measured at
                time of purchase) in non-investment
                grade high yield (also known as
                "junk bonds") fixed income
                investments which may be represented
                by forwards or derivatives such as
                options, futures contracts, or swap
                agreements. Non-investment grade
                investments are securities rated Ba
                or lower by Moody's Investors
                Services, Inc. or equivalently rated
                by Standard & Poor's Corporation, or
                Fitch, or, if unrated, determined by
                the subadvisor to be of comparable
                quality.
    ------------------------------------------------------------------------
      INTER-    AST INTERNATIONAL GROWTH PORTFOLIO:    Jennison Associates
    NATIONAL    seeks long-term capital growth.           LLC; Marsico
     EQUITY     Under normal circumstances, the        Capital Management,
                Portfolio invests at least 80% of      LLC; William Blair
                the value of its assets in               & Company, LLC
                securities of issuers that are
                economically tied to countries other
                than the United States. Although the
                Portfolio intends to invest at least
                80% of its assets in the securities
                of issuers located outside the
                United States, it may at times
                invest in U.S. issuers and it may
                invest all of its assets in fewer
                than five countries or even a single
                country.
    ------------------------------------------------------------------------
      INTER-    AST INTERNATIONAL VALUE PORTFOLIO:         LSV Asset
    NATIONAL    seeks capital growth. The Portfolio       Management;
     EQUITY     normally invests at least 80% of the       Thornburg
                Portfolio's investable assets in           Investment
                equity securities. The Portfolio        Management, Inc.
                will invest at least 65% of its net
                assets in the equity securities of
                companies in at least three
                different countries, without limit
                as to the amount of assets that may
                be invested in a single country.
    ------------------------------------------------------------------------
      FIXED     AST INVESTMENT GRADE BOND PORTFOLIO:       Prudential
     INCOME     seeks to maximize total return,            Investment
                consistent with the preservation of     Management, Inc.
                capital and liquidity needs. Under
                normal market conditions the
                Portfolio invests at least 80% of
                its investable assets in bonds.
                Please note that you may not make
                purchase payments to this Portfolio,
                and that this Portfolio is available
                only with certain living benefits.
    ------------------------------------------------------------------------

     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                  ADVISOR/
                                                         SUBADVISOR(S)
    ------------------------------------------------------------------------
      ASSET     AST J.P. MORGAN GLOBAL THEMATIC           J.P. Morgan
     ALLOCA-    PORTFOLIO (formerly AST Horizon            Investment
      TION      Growth Asset Allocation Portfolio):     Management Inc./
                seeks capital appreciation              Security Capital
                consistent with its specified level        Research &
                of risk tolerance. The Portfolio           Management
                will provide exposure to a long-term      Incorporated
                strategic asset allocation while
                having the flexibility to express
                shorter-term tactical views by
                capitalizing upon market
                opportunities globally. The
                Portfolio will invest across a broad
                range of asset classes, including,
                without limitation, domestic equity
                and debt, international and global
                developed equity, emerging markets
                equity and debt, high yield debt,
                convertible bonds, and real estate
                investment trusts. The Portfolio
                will invest primarily in individual
                securities in order to meet its
                investment objective and will also
                utilize derivative instruments for
                tactical positioning and risk
                management, and exchange traded
                funds. Under normal circumstances,
                approximately 65% of the Portfolio's
                net assets (ranging between 55-75%
                depending on market conditions) will
                be invested to provide exposure to
                equity securities and approximately
                35% of its net assets (ranging
                between 25-45% depending on market
                conditions) will be invested to
                provide exposure to fixed income
                securities.
    ------------------------------------------------------------------------
      INTER-    AST J.P. MORGAN INTERNATIONAL EQUITY      J.P. Morgan
    NATIONAL    PORTFOLIO: seeks capital growth. The       Investment
     EQUITY     Portfolio seeks to meet its             Management, Inc.
                objective by investing, under normal
                market conditions, at least 80% of
                its assets in equity securities. The
                Portfolio seeks to meet its
                investment objective by normally
                investing primarily in a diversified
                portfolio of equity securities of
                companies located or operating in
                developed non-U.S. countries and
                emerging markets of the world. The
                equity securities will ordinarily be
                traded on a recognized foreign
                securities exchange or traded in a
                foreign over-the-counter market in
                the country where the issuer is
                principally based, but may also be
                traded in other countries including
                the United States.
    ------------------------------------------------------------------------
      ASSET     AST J.P. MORGAN STRATEGIC                 J.P. Morgan
     ALLOCA-    OPPORTUNITIES PORTFOLIO: seeks to          Investment
      TION      maximize return compared to the         Management, Inc.
                benchmark through security selection
                and tactical asset allocation. The
                Portfolio invests in securities and
                financial instruments (including
                derivatives) to gain exposure to
                global equity, global fixed income
                and cash equivalent markets,
                including global currencies. The
                Portfolio may invest in developed
                and emerging markets securities,
                domestic and foreign fixed income
                securities (including non-investment
                grade bonds or "junk bonds"), and
                real estate investment trusts
                (REITs) of issuers located within
                and outside the United States or in
                open-end investment companies
                advised by J.P. Morgan Investment
                Management, Inc., the Portfolio's
                subadvisor, to gain exposure to
                certain global equity and global
                fixed income markets.
    ------------------------------------------------------------------------
    LARGE-CAP   AST JENNISON LARGE-CAP GROWTH          Jennison Associates
     GROWTH     PORTFOLIO: seeks long-term growth of          LLC
                capital. Under normal market
                conditions, the Portfolio will
                invest at least 80% of its
                investable assets in the equity and
                equity-related securities of
                large-capitalization companies
                measured, at the time of purchase,
                to be within the market
                capitalization of the Russell
                1000(R) Index. In deciding which
                equity securities to buy, the
                subadvisor will invest in stocks it
                believes could experience superior
                sales or earnings growth, or high
                returns on equity and assets. Stocks
                are selected on a company-by-company
                basis using fundamental analysis.
                The companies in which the
                subadvisor will invest generally
                tend to have a unique market niche,
                a strong new product profile or
                superior management.
    ------------------------------------------------------------------------
    LARGE-CAP   AST JENNISON LARGE-CAP VALUE           Jennison Associates
      VALUE     PORTFOLIO: seeks capital                      LLC
                appreciation. Under normal market
                conditions, the Portfolio will
                invest at least 80% of its
                investable assets in the equity and
                equity-related securities of
                large-capitalization companies
                measured, at the time of purchase,
                to be within the market
                capitalization of the Russell
                1000(R) Index. In deciding which
                equity securities to buy, the
                subadvisor seeks companies it
                believes are trading at a discount
                to their intrinsic value, as defined
                by the value of their earnings, free
                cash flow, the value of their
                assets, their private market value,
                or some combination of these factors
                - and which have identifiable
                catalysts which may be able to close
                the gap between the price and what
                the Portfolio believes to be the
                true worth of the company.
    ------------------------------------------------------------------------

     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                  ADVISOR/
                                                         SUBADVISOR(S)
    ------------------------------------------------------------------------
    LARGE-CAP   AST LARGE-CAP VALUE PORTFOLIO: seeks   Hotchkis and Wiley
      VALUE     current income and long-term growth    Capital Management,
                of income, as well as capital                 LLC
                appreciation. The Portfolio invests,
                under normal circumstances, at least
                80% of its net assets in securities
                of large capitalization companies.
                Large capitalization companies are
                those companies with market
                capitalizations, at the time of
                purchase, within the market
                capitalization range of the Russell
                1000(R) Value Index.
    ------------------------------------------------------------------------
      FIXED     AST LORD ABBETT CORE FIXED INCOME      Lord, Abbett & Co.
     INCOME     PORTFOLIO: seeks income and capital           LLC
                appreciation to produce a high total
                return. Under normal market
                conditions, the Portfolio pursues
                its investment objective by
                investing at least 80% of its net
                assets in fixed income securities.
                The Portfolio primarily invests in
                securities issued or guaranteed by
                the U.S. government, its agencies or
                government-sponsored enterprises;
                investment grade debt securities of
                U.S. issuers; investment grade debt
                securities of non-U.S. issuers that
                are denominated in U.S. dollars;
                mortgage-backed and other
                asset-backed securities;
                inflation-linked investments; senior
                loans, and loan participations and
                assignments (including those for
                borrowers with debt that is rated
                below investment grade, or "junk");
                and derivative instruments, such as
                options, futures contracts, forward
                contracts and swap agreements.
    ------------------------------------------------------------------------
    LARGE-CAP   AST MARSICO CAPITAL GROWTH              Marsico Capital
     GROWTH     PORTFOLIO: seeks capital growth.        Management, LLC
                Income realization is not an
                investment objective and any income
                realized on the Portfolio's
                investments, therefore, will be
                incidental to the Portfolio's
                objective. The Portfolio will pursue
                its objective by investing primarily
                in common stocks of large companies
                that are selected for their growth
                potential. Large capitalization
                companies are companies with market
                capitalizations within the market
                capitalization range of the Russell
                1000(R) Growth Index. In selecting
                investments for the Portfolio, the
                subadvisor uses an approach that
                combines "top down" macroeconomic
                analysis with "bottom up" stock
                selection.
    ------------------------------------------------------------------------
      INTER-    AST MFS GLOBAL EQUITY PORTFOLIO:         Massachusetts
    NATIONAL    seeks capital growth. Under normal     Financial Services
     EQUITY     circumstances the Portfolio invests         Company
                at least 80% of its net assets in
                equity securities. The Portfolio may
                invest in the securities of U.S. and
                foreign issuers (including issuers
                in emerging market countries). While
                the portfolio may invest its assets
                in companies of any size, the
                Portfolio generally focuses on
                companies with relatively large
                market capitalizations.
    ------------------------------------------------------------------------
    LARGE-CAP   AST MFS GROWTH PORTFOLIO: seeks          Massachusetts
     GROWTH     long-term capital growth and future,   Financial Services
                rather than current income. Under           Company
                normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in common stocks and
                related securities, such as
                preferred stocks, convertible
                securities and depository receipts.
                The subadvisor focuses on investing
                the Portfolio's assets in the stocks
                of companies it believes to have
                above-average earnings growth
                potential compared to other
                companies. The subadvisor uses a
                "bottom up" as opposed to a "top
                down" investment style in managing
                the Portfolio. Quantitative models
                that systematically evaluate an
                issuer's valuation, price and
                earnings momentum, earnings quality,
                and other factors may also be
                considered.
    ------------------------------------------------------------------------
    LARGE-CAP   AST MFS LARGE-CAP VALUE PORTFOLIO:       Massachusetts
      VALUE     seeks capital appreciation. The        Financial Services
                Portfolio seeks to achieve its              Company
                investment objective by investing at
                least 80% of its net assets in
                issuers with large market
                capitalizations of at least $5
                billion at the time of purchase. The
                Portfolio will invest primarily in
                equity securities and may invest in
                foreign securities. The subadvisor
                focuses on investing the Portfolio's
                assets in the stocks of companies it
                believes are undervalued compared to
                their perceived worth (value
                companies). The subadvisor uses a
                "bottom-up" investment approach to
                buying and selling investments for
                the Portfolio. Investments are
                selected primarily based on
                fundamental analysis of individual
                issuers. Quantitative models that
                systematically evaluate issuers may
                also be considered.
    ------------------------------------------------------------------------

     STYLE/       INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                 ADVISOR/
                                                         SUBADVISOR(S)
    ------------------------------------------------------------------------
    MID-CAP    AST MID-CAP VALUE PORTFOLIO: seeks      EARNEST Partners,
     VALUE     to provide capital growth by               LLC; WEDGE
               investing primarily in                 Capital Management
               mid-capitalization stocks that               L.L.P.
               appear to be undervalued. The
               Portfolio invests, under normal
               circumstances, at least 80% of the
               value of its net assets in
               mid-capitalization companies.
               Mid-capitalization companies are
               generally those that have market
               capitalizations, at the time of
               purchase, within the market
               capitalization range of companies
               included in the Russell Midcap(R)
               Value Index during the previous 12
               months based on month-end data.
    ------------------------------------------------------------------------
     FIXED     AST MONEY MARKET PORTFOLIO: seeks          Prudential
     INCOME    high current income and maintain           Investment
               high levels of liquidity. The           Management, Inc.
               Portfolio invests in high-quality
               money market instruments and seeks
               to maintain a stable net asset value
               (NAV) of $1 per share.
    ------------------------------------------------------------------------
     FIXED     AST NEUBERGER BERMAN CORE BOND          Neuberger Berman
     INCOME    PORTFOLIO: seeks to maximize total      Fixed Income LLC
               return consistent with the
               preservation of capital. Under
               normal circumstances the Portfolio
               invests at least 80% of its
               investable assets in bonds and other
               debt securities. All of the debt
               securities in which the Portfolio
               invests will be investment grade
               under normal circumstances.
    ------------------------------------------------------------------------
    MID-CAP    AST NEUBERGER BERMAN MID-CAP GROWTH     Neuberger Berman
     GROWTH    PORTFOLIO: seeks capital growth.         Management LLC
               Under normal market conditions, the
               Portfolio invests at least 80% of
               its net assets in the common stocks
               of mid-capitalization companies.
               Mid-capitalization companies are
               those companies whose market
               capitalization is within the range
               of market capitalizations of
               companies in the Russell Midcap(R)
               Growth Index. Using fundamental
               research and quantitative analysis,
               the subadvisor looks for
               fast-growing companies with above-
               average sales and competitive
               returns on equity relative to their
               peers.
    ------------------------------------------------------------------------
    MID-CAP    AST NEUBERGER BERMAN/LSV MID-CAP            LSV Asset
     VALUE     VALUE PORTFOLIO: seeks capital             Management;
               growth. Under normal market             Neuberger Berman
               conditions, the Portfolio invests at     Management LLC
               least 80% of its net assets in the
               common stocks of medium
               capitalization companies. Companies
               with market capitalizations that
               fall within the range of the Russell
               Midcap(R) Value Index at the time of
               investment are considered medium
               capitalization companies. Some of
               the Portfolio's assets may be
               invested in the securities of
               large-cap companies as well as in
               small-cap companies.
    ------------------------------------------------------------------------
     ASSET     AST NEW DISCOVERY ASSET ALLOCATION      Bradford & Marzec
     ALLOCA-   PORTFOLIO seeks total return. Total        LLC; Brown
      TION     return is comprised of capital         Advisory, LLC; C.S.
               appreciation and income. Under             McKee, LP;
               normal circumstances, approximately     EARNEST Partners,
               70% of the Portfolio's assets are          LLC; Epoch
               allocated to a combination of          Investment Partners,
               domestic and international equity        Inc.; Security
               strategies and approximately 30% of      Investors, LLC;
               the Portfolio's assets are allocated   Thompson, Siegel &
               to certain foreign and domestic           Walmsley LLC
               fixed income investment strategies
               and a liquidity strategy. A portion
               of the Portfolio may be invested in
               below investment grade bonds,
               commonly known as "junk bonds".
    ------------------------------------------------------------------------
     INTER-    AST PARAMETRIC EMERGING MARKETS        Parametric Portfolio
    NATIONAL   EQUITY PORTFOLIO: seeks long-term        Associates LLC
     EQUITY    capital appreciation. The Portfolio
               normally invests at least 80% of its
               net assets in equity securities of
               issuers (i) located in emerging
               market countries, which are
               generally those not considered to be
               developed market countries, or (ii)
               included (or considered for
               inclusion) as emerging markets
               issuers in one or more broad-based
               market indices. Emerging market
               countries are generally countries
               not considered to be developed
               market countries, and therefore not
               included in the MSCI World Index.
               The Portfolio seeks to employ a
               top-down, disciplined and structured
               investment process that emphasizes
               broad exposure and diversification
               among emerging market countries,
               economic sectors and issuers.
    ------------------------------------------------------------------------

     STYLE/       INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
     TYPE                                                  ADVISOR/
                                                         SUBADVISOR(S)
    -----------------------------------------------------------------------
    FIXED      AST PIMCO LIMITED MATURITY BOND         Pacific Investment
    INCOME     PORTFOLIO: seeks to maximize total         Management
               return consistent with preservation        Company LLC
               of capital and prudent investment            (PIMCO)
               management. The Portfolio will
               invest, under normal circumstances,
               at least 80% of the value of its net
               assets in fixed income investments,
               which may be represented by forwards
               or derivatives such as options,
               futures contracts, or swap
               agreements. The average portfolio
               duration normally varies within a
               one -to-three year time-frame based
               on the subadvisor's forecast of
               interest rates. Portfolio holdings
               are concentrated in areas of the
               bond market (based on quality,
               sector, interest rate or maturity)
               that the subadvisor believes to be
               relatively undervalued. The
               Portfolio may invest up to 10% total
               assets in non- investment grade
               bonds which are commonly known as
               "junk bonds".
    -----------------------------------------------------------------------
    FIXED      AST PIMCO TOTAL RETURN BOND             Pacific Investment
    INCOME     PORTFOLIO: seeks to maximize total         Management
               return consistent with preservation        Company LLC
               of capital and prudent investment            (PIMCO)
               management. The Portfolio will
               invest, under normal circumstances,
               at least 80% of the value of its net
               assets in fixed income investments,
               which may be represented by forwards
               or derivatives such as options,
               futures contracts, or swap
               agreements. The average portfolio
               duration normally varies within two
               years (+/-) of the duration of the
               Barclays U.S. Aggregate Bond Index,
               as calculated by Pacific Investment
               Management Company LLC ("PIMCO").
               Portfolio holdings are concentrated
               in areas of the bond market (based
               on quality, sector, interest rate or
               maturity) that the subadvisor
               believes to be relatively
               undervalued. The Portfolio may
               invest up to 10% total assets in
               non-investment grade bonds which are
               commonly known as "junk bonds".
    -----------------------------------------------------------------------
    ASSET      AST PRESERVATION ASSET ALLOCATION          Prudential
    ALLOCA-    PORTFOLIO: seeks to obtain a total      Investments LLC;
     TION      return consistent with its specified      Quantitative
               level of risk. The Portfolio               Management
               primarily invests its assets in a        Associates LLC
               diversified portfolio of other
               mutual funds, within the Advanced
               Series Trust and certain affiliated
               money market funds. Under normal
               market conditions, the Portfolio
               will devote approximately 35% of its
               net assets to underlying portfolios
               investing primarily in equity
               securities (with a range of 27.5% to
               42.5%), and 65% of its net assets to
               underlying portfolios investing
               primarily in debt securities and
               money market instruments (with a
               range of 57.5% to 72.5%). The
               Portfolio is not limited to
               investing exclusively in shares of
               the underlying portfolios and may
               invest in securities, exchange
               traded funds (ETFs), and futures
               contracts, swap agreements and other
               financial and derivative instruments.
    -----------------------------------------------------------------------
    FIXED      AST PRUDENTIAL CORE BOND PORTFOLIO:        Prudential
    INCOME     seeks to maximize total return             Investment
               consistent with the long-term           Management, Inc.
               preservation of capital. The
               Portfolio invests, under normal
               circumstances, at least 80% of its
               net assets in intermediate and
               long-term debt obligations and high
               quality money market instruments. In
               addition, the Portfolio invests,
               under normal circumstances, at least
               80% of its net assets in
               intermediate and long-term debt
               obligations that are rated
               investment grade by the major
               ratings services, or if unrated,
               considered to be of comparable
               quality by the subadvisor, and high
               quality money market instruments.
               Likewise, the Portfolio may invest
               up to 20% of its net assets in
               high-yield/high-risk debt securities
               (commonly known as "junk bonds").
               The Portfolio also may invest up to
               20% of its total assets in debt
               securities issued outside the U.S.
               by U.S. or foreign issuers, whether
               or not such securities are
               denominated in the U.S. dollar.
    -----------------------------------------------------------------------
    ASSET      AST PRUDENTIAL GROWTH ALLOCATION           Prudential
    ALLOCA-    PORTFOLIO (formerly AST First Trust        Investment
     TION      Capital Appreciation Target             Management, Inc.;
               Portfolio): seeks total return. The       Quantitative
               Portfolio invests in a combination         Management
               of global equity and equity-related      Associates LLC
               securities, debt obligations, and
               money market instruments in order to
               achieve diversification in a single
               Portfolio. The Portfolio may also
               utilize an overlay sleeve for
               liquidity and allocation changes.
               The overlay sleeve will generally be
               approximately 5% of the Portfolio's
               assets. Under normal conditions, it
               is expected that approximately
               60-80% of the value of the
               Portfolio's assets will be invested
               in equity and equity-related
               securities and approximately 20-40%
               of the value of the Portfolio's
               assets will be invested in debt
               obligations and money market
               instruments.
    -----------------------------------------------------------------------

     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                  ADVISOR/
                                                          SUBADVISOR(S)
    ------------------------------------------------------------------------
      INTER-    AST QMA EMERGING MARKETS EQUITY           Quantitative
    NATIONAL    PORTFOLIO: seeks long-term capital         Management
     EQUITY     appreciation. The Portfolio seeks to     Associates LLC
                achieve its investment objective
                through investment in equity and
                equity-related securities of
                emerging market companies. Under
                normal circumstances, the Portfolio
                will invest at least 80% of its
                assets in equity and equity-related
                securities of issuers: (i) located
                in emerging market countries or (ii)
                included as emerging market issuers
                in one or more broad-based market
                indices. The strategy used by the
                subadvisor is a quantitatively
                driven, bottom up investment process
                which utilizes an adaptive model
                that evaluates stocks differently
                based on their growth expectations.
    ------------------------------------------------------------------------
    LARGE-CAP   AST QMA LARGE-CAP PORTFOLIO: seeks        Quantitative
      BLEND     long-term capital appreciation. The        Management
                Portfolio invests, under normal          Associates LLC
                circumstances, at least 80% of the
                value of its assets in equity and
                equity-related securities of
                large-capitalization companies. For
                purposes of the Portfolio, a
                large-cap company is a company with
                a market capitalization in the range
                of companies in the S&P 500(R) Index.
    ------------------------------------------------------------------------
    LARGE-CAP   AST QMA US EQUITY ALPHA PORTFOLIO:        Quantitative
      BLEND     seeks long term capital                    Management
                appreciation. The portfolio utilizes     Associates LLC
                a long/short investment strategy and
                will normally invest at least 80% of
                its net assets plus borrowings in
                equity and equity related securities
                of US issuers. The Portfolio seeks
                to produce returns that exceed those
                of its benchmark index, the Russell
                1000(R), which is comprised of
                stocks representing more than 90% of
                the market cap of the US market and
                includes the largest 1,000
                securities in the Russell 3000(R)
                Index.
    ------------------------------------------------------------------------
      ASSET     AST QUANTITATIVE MODELING PORTFOLIO:      Quantitative
     ALLOCA-    seeks a high potential return while        Management
      TION      attempting to mitigate downside risk     Associates LLC
                during adverse market cycles. The
                Portfolio operates as a
                "fund-of-funds", meaning that the
                Portfolio invests substantially all
                of its assets in a combination of
                other mutual funds. The assets of
                the Portfolio are allocated to a
                capital growth segment and a fixed
                income segment. Under normal
                circumstances, approximately 75% of
                the Portfolio's net assets
                attributable to the capital growth
                segment are invested in underlying
                portfolios that invest primarily in
                equity securities, while the
                remaining 25% of the Portfolio's net
                assets attributable to the capital
                growth segment are invested in
                underlying portfolios that invest
                primarily in debt securities and
                money market instruments. All of the
                assets attributable to the fixed
                income segment are invested in the
                AST Investment Grade Bond Portfolio,
                which in turn invests at least 80%
                of its assets in bonds. Portfolio
                assets are normally transferred
                between the capital growth segment
                and the fixed income segment based
                upon the application of a
                quantitative model to the
                Portfolio's overall net asset value
                (NAV) per share. In general terms,
                the model seeks to transfer
                Portfolio assets from the capital
                growth segment to the fixed income
                segment when the Portfolio's NAV per
                share experiences certain declines
                and from the fixed income segment to
                the capital growth segment when the
                Portfolio's NAV per share
                experiences certain increases or
                remains flat over certain periods of
                time.
    ------------------------------------------------------------------------
      ASSET     AST RCM WORLD TRENDS PORTFOLIO           Allianz Global
     ALLOCA-    (formerly AST Moderate Asset            Investors U.S. LLC
      TION      Allocation Portfolio): seeks highest
                potential total return consistent
                with its specified level of risk
                tolerance. The Portfolio will invest
                in a broad range of asset classes.
                Under normal circumstances,
                approximately 60% of the Portfolio's
                net assets will be invested to
                provide exposure to domestic and
                foreign equity securities and
                approximately 40% of its net assets
                will be invested to provide exposure
                to fixed income securities.
                Depending on market conditions, such
                equity exposure may range between
                50-70% of the Portfolio's net assets
                and such fixed income exposure may
                range between 30-50% of its net
                assets. The Portfolio may also
                invest in non-investment grade bonds
                which are commonly known as "junk
                bonds". Such exposure may be
                obtained through: (i) the purchase
                of "physical" securities (e.g.,
                common stocks, bonds, etc.); (ii)
                the use of derivatives (e.g., option
                and futures contracts on indices,
                securities, and commodities,
                currency forwards, etc.); and (iii)
                the purchase of exchange-traded
                funds.
    ------------------------------------------------------------------------

     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                  ADVISOR/
                                                         SUBADVISOR(S)
    ------------------------------------------------------------------------
      ASSET     AST SCHRODERS GLOBAL TACTICAL          Schroder Investment
     ALLOCA-    PORTFOLIO seeks to outperform its       Management North
      TION      blended performance benchmark. The       America Inc./
                blended benchmark is comprised of      Schroder Investment
                45% Russell 3000(R), 12.5% MSCI EAFE    Management North
                (USD Hedged), 12.5% MSCI EAFE             America Ltd.
                (Local), and 30% Barclays U.S.
                Aggregate Bond Index. The Portfolio
                is a multi-asset class fund that
                allocates its assets among various
                regions and countries throughout the
                world, including the United States
                (but in no fewer than three
                countries). The subadvisors use
                various investment strategies,
                currency hedging, and a global
                tactical asset allocation strategy
                in order to help the Portfolio
                achieve its investment objective.
                Under normal circumstances,
                approximately 70% of the Portfolio's
                net assets are invested to provide
                exposure to equity securities and
                approximately 30% of its net assets
                are invested to provide exposure to
                fixed income securities, including
                non-investment grade bonds (commonly
                known as "junk bonds"). Depending on
                market conditions, such equity
                exposure may range between 60-80% of
                the Portfolio's net assets and such
                fixed income exposure may range
                between 20-40% of its net assets.
    ------------------------------------------------------------------------
      ASSET     AST SCHRODERS MULTI-ASSET WORLD        Schroder Investment
     ALLOCA-    STRATEGIES PORTFOLIO: seeks             Management North
      TION      long-term capital appreciation. The      America Inc./
                Portfolio seeks to achieve its         Schroder Investment
                objective through a flexible global     Management North
                asset allocation approach. This           America Ltd.
                approach entails investing in
                traditional asset classes, such as
                equity and fixed income investments,
                and alternative asset classes, such
                as investments in real estate,
                commodities, currencies, private
                equity, non-investment grade bonds,
                emerging market debt and absolute
                return strategies. The subadvisors
                seek to emphasize the management of
                risk and volatility. Exposure to
                different asset classes and
                investment strategies will vary over
                time based upon the subadvisor's
                assessments of changing market,
                economic, financial and political
                factors and events.
    ------------------------------------------------------------------------
    SMALL-CAP   AST SMALL-CAP GROWTH PORTFOLIO:           Eagle Asset
     GROWTH     seeks long-term capital growth. The    Management, Inc.;
                Portfolio pursues its objective by       Emerald Mutual
                investing, under normal                Fund Advisers Trust
                circumstances, at least 80% of the
                value of its assets in
                small-capitalization companies.
                Small-capitalization companies are
                those companies with a market
                capitalization, at the time of
                purchase, no larger than the largest
                capitalized company included in the
                Russell 2000(R) Growth Index at the
                time of the Portfolio's investment.
    ------------------------------------------------------------------------
    SMALL-CAP   AST SMALL-CAP VALUE PORTFOLIO: seeks      ClearBridge
      VALUE     to provide long-term capital growth    Investments, LLC;
                by investing primarily in                 J.P. Morgan
                small-capitalization stocks that           Investment
                appear to be undervalued. The          Management, Inc.;
                Portfolio invests, under normal        Lee Munder Capital
                circumstances, at least 80% of the         Group, LLC
                value of its net assets in small
                capitalization stocks. Small
                capitalization stocks are generally
                the stocks of companies with market
                capitalization that are within the
                market capitalization range of the
                Russell 2000(R) Value Index at the
                time of purchase. The Portfolio is
                subadvised by three different
                subadvisors and each subadvisor
                expects to utilize different
                investment strategies to achieve the
                Portfolio's objective.
    ------------------------------------------------------------------------
      ASSET     AST T. ROWE PRICE ASSET ALLOCATION       T. Rowe Price
     ALLOCA-    PORTFOLIO: seeks a high level of        Associates, Inc.
      TION      total return by investing primarily
                in a diversified portfolio of equity
                and fixed income securities. The
                Portfolio normally invests
                approximately 60% of its total
                assets in equity securities and 40%
                in fixed income securities. This mix
                may vary over shorter time periods:
                the equity portion may range between
                50-70% and the fixed income potion
                may range between 30- 50%. The
                subadvisor concentrates common stock
                investments in larger, more
                established companies, but the
                Portfolio may include small and
                medium-sized companies. The fixed
                income portion of the Portfolio will
                be allocated among investment grade
                securities, high yield or "junk"
                bonds, emerging market securities,
                foreign high quality debt securities
                and cash reserves. The Portfolio's
                maximum combined exposure to foreign
                equity and foreign fixed income
                securities is 30% of the Portfolio's
                net assets.
    ------------------------------------------------------------------------

      STYLE/        INVESTMENT OBJECTIVES/POLICIES        PORTFOLIO
       TYPE                                                ADVISOR/
                                                         SUBADVISOR(S)
     ---------------------------------------------------------------------
     LARGE-CAP   AST T. ROWE PRICE EQUITY INCOME         T. Rowe Price
       VALUE     PORTFOLIO: seeks substantial           Associates, Inc.
                 dividend income as well as long-term
                 growth of capital through
                 investments in the common stocks of
                 established companies. The Portfolio
                 will normally invest at least 80% of
                 its net assets (including any
                 borrowings for investment purposes)
                 in common stocks, with 65% of net
                 assets (including any borrowings for
                 investment purposes) in
                 dividend-paying common stocks of
                 well-established companies. The
                 Portfolio will typically employ a
                 "value" approach in selecting
                 investments. T. Rowe Price's
                 research team will seek companies
                 that appear to be undervalued by
                 various measures and may be
                 temporarily out of favor but have
                 good prospects for capital
                 appreciation and dividend growth. In
                 selecting investments, T. Rowe Price
                 generally will look for companies in
                 the aggregate with one or more of
                 the following: an established
                 operating history, above-average
                 dividend yield relative to the S&P
                 500(R) Index, low price/earnings
                 ratio relative to the S&P 500(R)
                 Index, a sound balance sheet and
                 other positive financial
                 characteristics, and low stock price
                 relative to a company's underlying
                 value as measured by assets, cash
                 flow, or business franchises.
     ---------------------------------------------------------------------
     LARGE-CAP   AST T. ROWE PRICE LARGE-CAP GROWTH      T. Rowe Price
      GROWTH     PORTFOLIO: seeks long-term growth of   Associates, Inc.
                 capital by investing predominantly
                 in the equity securities of a
                 limited number of large, carefully
                 selected, high-quality U.S.
                 companies that are judged likely to
                 achieve superior earnings growth.
                 The Portfolio takes a growth
                 approach to investment selection and
                 normally invests at least 80% of its
                 net assets in the common stocks of
                 large companies. Large companies are
                 defined as those whose market
                 capitalization is larger than the
                 median market capitalization of
                 companies in the Russell 1000(R)
                 Growth Index as of the time of
                 purchase.
     ---------------------------------------------------------------------
     SPECIALTY   AST T. ROWE PRICE NATURAL RESOURCES     T. Rowe Price
                 PORTFOLIO: seeks long-term capital     Associates, Inc.
                 growth primarily through investing
                 in the common stocks of companies
                 that own or develop natural
                 resources (such as energy products,
                 precious metals and forest products)
                 and other basic commodities. The
                 Portfolio invests, under normal
                 circumstances, at least 80% of the
                 value of its assets in natural
                 resource companies. The Portfolio
                 may also invest in non-resource
                 companies with the potential for
                 growth. The Portfolio looks for
                 companies that have the ability to
                 expand production, to maintain
                 superior exploration programs and
                 production facilities, and the
                 potential to accumulate new
                 resources. Although the Portfolio is
                 primarily invested in U.S.
                 securities, up to 50% of total
                 assets also may be invested in
                 foreign securities.
     ---------------------------------------------------------------------
       FIXED     AST TEMPLETON GLOBAL BOND PORTFOLIO       Franklin
      INCOME     (formerly the AST T. Rowe Price        Advisers, Inc.
                 Global Bond Portfolio): seeks to
                 provide current income with capital
                 appreciation and growth of income.
                 The Portfolio invests, under normal
                 circumstances, at least 80% of the
                 value of its assets in fixed income
                 securities of any maturity,
                 including bonds, notes, bills and
                 debentures. The Portfolio invests
                 predominantly in fixed income
                 securities issued by governments and
                 government agencies located around
                 the world. The Portfolio may also
                 invest in inflation-indexed
                 securities, and may invest without
                 limit in developing markets and
                 expects to invest at least 40% of
                 its net assets in foreign
                 securities. The Portfolio focuses on
                 "investment grade" fixed income
                 securities but may invest up to 25%
                 of its total assets in fixed income
                 securities that are rated below
                 investment grade, commonly known as
                 "junk bonds". The Portfolio
                 regularly uses currency derivatives
                 and may also use other derivatives,
                 including swap agreements (which may
                 include interest rate and credit
                 default swaps).
     ---------------------------------------------------------------------

       STYLE/       INVESTMENT OBJECTIVES/POLICIES        PORTFOLIO
       TYPE                                                ADVISOR/
                                                         SUBADVISOR(S)
      --------------------------------------------------------------------
      ASSET      AST WELLINGTON MANAGEMENT HEDGED         Wellington
      ALLOCA-    EQUITY PORTFOLIO: seeks to               Management
       TION      outperform a mix of 50% Russell         Company, LLP
                 3000(R) Index, 20% MSCI EAFE Index,
                 and 30% Treasury Bill Index over a
                 full market cycle by preserving
                 capital in adverse markets utilizing
                 an options strategy while
                 maintaining equity exposure to
                 benefit from up markets through
                 investments in Wellington
                 Management's equity investment
                 strategies. The Portfolio utilizes a
                 select spectrum of Wellington
                 Management's equity investment
                 strategies to invest in a broadly
                 diversified portfolio of common
                 stocks while also pursuing an equity
                 index option overlay strategy. The
                 Portfolio will normally invest at
                 least 80% of its assets in common
                 stocks of small, medium and large
                 companies and may also invest up to
                 30% of its assets in equity
                 securities of foreign issuers and
                 non-dollar denominated securities.
                 The equity index option overlay
                 strategy is designed to help
                 mitigate capital losses in adverse
                 market environments and employs a
                 put/spread collar to meet this goal.
      --------------------------------------------------------------------
      FIXED      AST WESTERN ASSET CORE PLUS BOND        Western Asset
      INCOME     PORTFOLIO: seeks to maximize total       Management
                 return, consistent with prudent        Company/ Western
                 investment management and liquidity    Asset Management
                 needs, by investing to obtain the      Company Limited
                 average duration specified for the
                 Portfolio. The Portfolio invests,
                 under normal circumstances, at least
                 80% of the value of its assets in
                 debt and fixed income securities.
                 The Portfolio's current target
                 average duration is generally 2.5 to
                 7 years. The Portfolio has the
                 ability to invest up to 20% in below
                 investment grade securities,
                 commonly known as "junk bonds" or
                 "high yield" securities.
      --------------------------------------------------------------------
      FIXED      AST WESTERN ASSET EMERGING MARKETS      Western Asset
      INCOME     DEBT PORTFOLIO: seeks to maximize        Management
                 total return. The Portfolio pursues    Company/ Western
                 its objective, under normal market     Asset Management
                 conditions, by investing at least      Company Limited
                 80% of its assets in fixed income
                 securities issued by governments,
                 government related entities and
                 corporations located in emerging
                 markets, and related instruments.
                 The Portfolio may invest without
                 limit in high yield debt securities
                 and related investments rated below
                 investment grade (that is,
                 securities rated below Baa/BBB), or,
                 if unrated, determined to be of
                 comparable credit quality by one of
                 the subadvisors. The Portfolio may
                 invest in below-investment grade
                 securities which are commonly
                 referred to as "junk bonds". The
                 Portfolio also may invest up to 50%
                 of its assets in non-U.S. dollar
                 denominated fixed income securities.
      --------------------------------------------------------------------

         INVESTMENT OBJECTIVES/POLICIES      STYLE/       PORTFOLIO
                                              TYPE         ADVISOR/
                                                         SUBADVISOR(S)
     ---------------------------------------------------------------------
                  PROFUND VP
     ---------------------------------------------------------------------
      EACH PROFUND VP PORTFOLIO DESCRIBED BELOW IS DESIGNED TO SEEK
      DAILY INVESTMENT RESULTS THAT, BEFORE FEES AND EXPENSES,
      CORRESPOND TO THE PERFORMANCE OF A DAILY BENCHMARK, SUCH AS THE
      DAILY PERFORMANCE OF AN INDEX OR SECURITY, OR THE INVERSE (-1X), A
      MULTIPLE (I.E., 1.25X OR 2X), OR AN INVERSE MULTIPLE (I.E., -1.25X
      OR -2X) OF THE DAILY PERFORMANCE OF AN INDEX OR SECURITY. EACH
      CLASSIC PROFUND VP AND SECTOR PROFUND VP PORTFOLIO SEEKS TO
      PROVIDE DAILY INVESTMENT RESULTS, BEFORE FEES AND EXPENSES, THAT
      MATCH (1X) THE PERFORMANCE OF ITS BENCHMARK. EACH ULTRA PROFUND VP
      PORTFOLIO SEEKS TO PROVIDE DAILY INVESTMENT RESULTS, BEFORE FEES
      AND EXPENSES, THAT CORRESPOND TO A MULTIPLE (I.E., 1.25X OR 2X) OF
      THE DAILY PERFORMANCE OF ITS BENCHMARK. EACH INVERSE PROFUND VP
      PORTFOLIO SEEKS TO PROVIDE DAILY INVESTMENT RESULTS, BEFORE FEES
      AND EXPENSES, THAT CORRESPOND TO THE INVERSE (-1X) OR AN INVERSE
      MULTIPLE (I.E., -1.25X OR -2X) OF THE DAILY PERFORMANCE OF ITS
      BENCHMARK. THE INVESTMENT STRATEGY OF SOME OF THE PORTFOLIOS MAY
      MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT
      RESULTS OF THE APPLICABLE INDEX OR SECURITY. IT IS RECOMMENDED
      THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL ADVISOR TO
      ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC OR TACTICAL ASSET
      ALLOCATION STRATEGY INVEST IN THESE PORTFOLIOS. THE PORTFOLIOS ARE
      ARRANGED BASED ON THE INDEX ON WHICH ITS INVESTMENT STRATEGY IS
      BASED.
     ---------------------------------------------------------------------

      PROFUND VP CONSUMER GOODS: seeks      SPECIALTY   PROFUND ADVISORS
      investment results, before fees and                     LLC
      expenses, that correspond to the
      performance of the Dow Jones U.S.
      Consumer Goods Index (the "Index").
      To meet its investment objective,
      the Fund invests in equity
      securities that ProFund Advisors
      believes, in combination, should
      have similar return characteristics
      as the return of the Index.
     ---------------------------------------------------------------------

      THE DOW JONES U.S. CONSUMER GOODS/SM/ INDEX MEASURES THE
      PERFORMANCE OF THE CONSUMER GOODS SECTOR OF THE U.S. EQUITY MARKET.
      COMPONENT COMPANIES INCLUDE, AMONG OTHERS, AUTOMOBILES AND AUTO
      PARTS AND TIRES, BREWERS AND DISTILLERS, FARMING AND FISHING,
      DURABLE AND NON-DURABLE HOUSEHOLD PRODUCT MANUFACTURERS, COSMETIC
      COMPANIES, FOOD AND TOBACCO PRODUCTS, CLOTHING, ACCESSORIES AND
      FOOTWEAR.
     ---------------------------------------------------------------------

      PROFUND VP CONSUMER SERVICES: seeks   SPECIALTY   PROFUND ADVISORS
      investment results, before fees and                     LLC
      expenses, that correspond to the
      performance of the Dow Jones U.S.
      Consumer Services Index (the
      "Index"). To meet its investment
      objective, the Fund invests in
      equity securities that ProFund
      Advisors believes, in combination,
      should have similar return
      characteristics as the return of the
      Index.
     ---------------------------------------------------------------------

      THE DOW JONES U.S. CONSUMER SERVICES INDEX MEASURES THE PERFORMANCE
      OF CONSUMER SERVICES SECTOR OF THE U.S. EQUITY MARKET. COMPONENT
      COMPANIES INCLUDE, AMONG OTHERS, AIRLINES, BROADCASTING AND
      ENTERTAINMENT, APPAREL AND BROADLINE RETAILERS, FOOD AND DRUG
      RETAILERS, MEDIA AGENCIES, PUBLISHING, GAMBLING, HOTELS,
      RESTAURANTS AND BARS, AND TRAVEL AND TOURISM.
     ---------------------------------------------------------------------

      PROFUND VP FINANCIALS: seeks          SPECIALTY   PROFUND ADVISORS
      investment results, before fees and                     LLC
      expenses, that correspond to the
      performance of the Dow Jones U.S.
      Financials Index (the "Index"). To
      meet its investment objective, the
      Fund invests in equity securities
      that ProFund Advisors believes, in
      combination, should have similar
      return characteristics as the return
      of the Index.
     ---------------------------------------------------------------------

      THE DOW JONES U.S. FINANCIALS INDEX MEASURES THE PERFORMANCE OF THE
      FINANCIAL SERVICES SECTOR OF THE U.S. EQUITY MARKET. COMPONENT
      COMPANIES INCLUDE, AMONG OTHERS, REGIONAL BANKS; MAJOR U.S.
      DOMICILED INTERNATIONAL BANKS; FULL LINE, LIFE, AND PROPERTY AND
      CASUALTY INSURANCE COMPANIES; COMPANIES THAT INVEST, DIRECTLY OR
      INDIRECTLY IN REAL ESTATE; DIVERSIFIED FINANCIAL COMPANIES SUCH AS
      FANNIE MAE, CREDIT CARD ISSUERS, CHECK CASHING COMPANIES, MORTGAGE
      LENDERS AND INVESTMENT ADVISERS; SECURITIES BROKERS AND DEALERS,
      INCLUDING INVESTMENT BANKS, MERCHANT BANKS AND ONLINE BROKERS; AND
      PUBLICLY TRADED STOCK EXCHANGES.
     ---------------------------------------------------------------------

      PROFUND VP HEALTH CARE: seeks         SPECIALTY   PROFUND ADVISORS
      investment results, before fees and                     LLC
      expenses, that correspond to the
      performance of the Dow Jones U.S.
      Health Care/SM/ Index (the "Index").
      To meet its investment objective,
      the Fund invests in equity
      securities that ProFund Advisors
      believes, in combination, should
      have similar return characteristics
      as the return of the Index.
     ---------------------------------------------------------------------

      THE DOW JONES U.S. HEALTH CARE/SM/ INDEX MEASURES THE PERFORMANCE
      OF THE HEALTHCARE SECTOR OF THE U.S. EQUITY MARKET. COMPONENT
      COMPANIES INCLUDE, AMONG OTHERS, HEALTH CARE PROVIDERS,
      BIOTECHNOLOGY COMPANIES, MEDICAL SUPPLIES, ADVANCED MEDICAL DEVICES
      AND PHARMACEUTICALS.
     ---------------------------------------------------------------------

         INVESTMENT OBJECTIVES/POLICIES      STYLE/       PORTFOLIO
                                              TYPE         ADVISOR/
                                                         SUBADVISOR(S)
     ---------------------------------------------------------------------

      PROFUND VP INDUSTRIALS: seeks         SPECIALTY   PROFUND ADVISORS
      investment results, before fees and                     LLC
      expenses, that correspond to the
      performance of the Dow Jones U.S.
      Industrials Index (the "Index"). To
      meet its investment objective, the
      Fund invests in equity securities
      that ProFund Advisors believes, in
      combination, should have similar
      return characteristics as the return
      of the Index.
     ---------------------------------------------------------------------

      THE DOW JONES U.S. INDUSTRIALS/SM/ INDEX MEASURES THE PERFORMANCE
      OF THE INDUSTRIAL SECTOR OF THE U.S. EQUITY MARKET. COMPONENT
      COMPANIES INCLUDE, AMONG OTHERS, BUILDING MATERIALS, HEAVY
      CONSTRUCTION, FACTORY EQUIPMENT, HEAVY MACHINERY, INDUSTRIAL
      SERVICES, POLLUTION CONTROL, CONTAINERS AND PACKAGING, INDUSTRIAL
      DIVERSIFIED, AIR FREIGHT, MARINE TRANSPORTATION, RAILROADS,
      TRUCKING, LAND-TRANSPORTATION EQUIPMENT, SHIPBUILDING,
      TRANSPORTATION SERVICES, ADVANCED INDUSTRIAL EQUIPMENT, ELECTRIC
      COMPONENTS AND EQUIPMENT, AND AEROSPACE.
     ---------------------------------------------------------------------

      PROFUND VP LARGE-CAP GROWTH: seeks    LARGE-CAP   PROFUND ADVISORS
      investment results, before fees and    GROWTH           LLC
      expenses, that correspond to the
      performance of the S&P 500(R) Growth
      Index (the "Index"). To meet its
      investment objective, the Fund
      invests in equity securities that
      ProFund Advisors believes, in
      combination, should have similar
      return characteristics as the return
      of the Index.
     ---------------------------------------------------------------------

      THE S&P 500(R) GROWTH INDEX IS DESIGNED TO PROVIDE A COMPREHENSIVE
      MEASURE OF LARGE-CAP U.S. EQUITY "GROWTH" PERFORMANCE. IT IS AN
      UNMANAGED FLOAT ADJUSTED, MARKET CAPITALIZATION WEIGHTED INDEX
      COMPRISING STOCKS REPRESENTING APPROXIMATELY HALF THE MARKET
      CAPITALIZATION OF THE S&P 500 THAT HAVE BEEN IDENTIFIED AS BEING ON
      THE GROWTH END OF THE GROWTH-VALUE SPECTRUM.
     ---------------------------------------------------------------------

      PROFUND VP LARGE-CAP VALUE: seeks     LARGE-CAP   PROFUND ADVISORS
      investment results, before fees and     VALUE           LLC
      expenses, that correspond to the
      performance of the S&P 500(R) Value
      Index (the "Index"). To meet its
      investment objective, the Fund
      invests in equity securities that
      ProFund Advisors believes, in
      combination, should have similar
      return characteristics as the return
      of the Index.
     ---------------------------------------------------------------------

      THE S&P 500(R) VALUE INDEX IS DESIGNED TO PROVIDE A COMPREHENSIVE
      MEASURE OF LARGE-CAP U.S. EQUITY "VALUE" PERFORMANCE. IT IS AN
      UNMANAGED FLOAT-ADJUSTED, MARKET CAPITALIZATION WEIGHTED INDEX
      COMPRISING STOCKS REPRESENTING APPROXIMATELY HALF THE MARKET
      CAPITALIZATION OF THE S&P 500 THAT HAVE BEEN IDENTIFIED AS BEING ON
      THE VALUE END OF THE GROWTH-VALUE SPECTRUM.
     ---------------------------------------------------------------------

      PROFUND VP MID-CAP GROWTH: seeks       MID-CAP    PROFUND ADVISORS
      investment results, before fees and    GROWTH           LLC
      expenses, that correspond to the
      performance of the S&P MidCap 400(R)
      Growth Index(R) (the "Index"). To
      meet its investment objective, the
      Fund invests in equity securities
      that ProFund Advisors believes, in
      combination, should have similar
      return characteristics as the return
      of the Index.
     ---------------------------------------------------------------------

      THE S&P MIDCAP 400(R) GROWTH INDEX IS DESIGNED TO PROVIDE A
      COMPREHENSIVE MEASURE OF MID-CAP U.S. EQUITY "GROWTH" PERFORMANCE.
      IT IS AN UNMANAGED FLOAT ADJUSTED, MARKET CAPITALIZATION WEIGHTED
      INDEX COMPRISING STOCKS REPRESENTING APPROXIMATELY HALF THE MARKET
      CAPITALIZATION OF THE S&P MIDCAP 400 THAT HAVE BEEN IDENTIFIED AS
      BEING ON THE GROWTH END OF THE GROWTH-VALUE SPECTRUM.
     ---------------------------------------------------------------------

      PROFUND VP MID-CAP VALUE: seeks        MID-CAP    PROFUND ADVISORS
      investment results, before fees and     VALUE           LLC
      expenses, that correspond to the
      performance of the S&P MidCap 400(R)
      Value Index (the "Index"). To meet
      its investment objective, the Fund
      invests in equity securities that
      ProFund Advisors believes, in
      combination, should have similar
      return characteristics as the return
      of the Index.
     ---------------------------------------------------------------------

      THE S&P MIDCAP 400(R) VALUE INDEX IS DESIGNED TO PROVIDE A
      COMPREHENSIVE MEASURE OF MID-CAP U.S. EQUITY "VALUE" PERFORMANCE.
      IT IS AN UNMANAGED FLOAT ADJUSTED, MARKET CAPITALIZATION WEIGHTED
      INDEX COMPRISING STOCKS REPRESENTING APPROXIMATELY HALF THE MARKET
      CAPITALIZATION OF THE S&P MIDCAP 400 THAT HAVE BEEN IDENTIFIED AS
      BEING ON THE VALUE END OF THE GROWTH-VALUE SPECTRUM.
     ---------------------------------------------------------------------

      PROFUND VP REAL ESTATE: seeks         SPECIALTY   PROFUND ADVISORS
      investment results, before fees and                     LLC
      expenses, that correspond to the
      performance of the Dow Jones U.S.
      Real Estate Index (the "Index"). To
      meet its investment objective, the
      Fund invests in equity securities
      that ProFund Advisors believes, in
      combination, should have similar
      return characteristics as the return
      of the Index.
     ---------------------------------------------------------------------

         INVESTMENT OBJECTIVES/POLICIES       STYLE/        PORTFOLIO
                                               TYPE          ADVISOR/
                                                           SUBADVISOR(S)
     ------------------------------------------------------------------------

      THE DOW JONES U.S. REAL ESTATE/SM/ INDEX MEASURES THE PERFORMANCE
      OF THE REAL ESTATE SECTOR OF THE U.S. EQUITY MARKET. COMPONENT
      COMPANIES INCLUDE REAL ESTATE HOLDING AND DEVELOPMENT, MANAGEMENT
      OR OWNERSHIP OF SHOPPING MALLS, APARTMENT BUILDINGS AND HOUSING
      DEVELOPMENTS; AND REAL ESTATE INVESTMENT TRUSTS ("REITS") THAT
      INVEST IN INDUSTRIAL, OFFICE AND RETAIL PROPERTIES. REITS ARE
      PASSIVE INVESTMENT VEHICLES THAT INVEST PRIMARILY IN
      INCOME-PRODUCING REAL ESTATE OR REAL ESTATE RELATED LOANS OR
      INTERESTS.
     ------------------------------------------------------------------------

      PROFUND VP SMALL-CAP GROWTH: seeks     SMALL-CAP    PROFUND ADVISORS
      investment results, before fees and     GROWTH            LLC
      expenses, that correspond to the
      performance of the S&P SmallCap
      600(R) Growth Index(R) (the
      "Index"). To meet its investment
      objective, the Fund invests in
      equity securities that ProFund
      Advisors believes, in combination,
      should have similar return
      characteristics as the return of the
      Index.
     ------------------------------------------------------------------------

      THE S&P SMALLCAP 600(R) GROWTH INDEX IS DESIGNED TO PROVIDE A
      COMPREHENSIVE MEASURE OF SMALL-CAP U.S. EQUITY "GROWTH"
      PERFORMANCE. IT IS AN UNMANAGED FLOAT-ADJUSTED, MARKET
      CAPITALIZATION WEIGHTED INDEX COMPRISING STOCKS REPRESENTING
      APPROXIMATELY HALF THE MARKET CAPITALIZATION OF THE S&P SMALLCAP
      600 THAT HAVE BEEN IDENTIFIED AS BEING ON THE GROWTH END OF THE
      GROWTH-VALUE SPECTRUM. SECURITIES ARE SELECTED FOR INCLUSION IN THE
      INDEX BY AN S&P COMMITTEE THROUGH A NON-MECHANICAL PROCESS THAT
      FACTORS IN CRITERIA SUCH AS LIQUIDITY, PRICE, MARKET
      CAPITALIZATION, FINANCIAL VIABILITY, AND PUBLIC FLOAT.
     ------------------------------------------------------------------------

      PROFUND VP SMALL-CAP VALUE: seeks      SMALL-CAP    PROFUND ADVISORS
      investment results, before fees and      VALUE            LLC
      expenses, that correspond to the
      performance of the S&P SmallCap
      600(R) Value Index (the "Index"). To
      meet its investment objective, the
      Fund invests in equity securities
      that ProFund Advisors believes, in
      combination, should have similar
      return characteristics as the return
      of the Index.
     ------------------------------------------------------------------------

      THE S&P SMALLCAP 600(R) VALUE INDEX IS DESIGNED TO PROVIDE A
      COMPREHENSIVE MEASURE OF SMALL-CAP U.S. EQUITY "VALUE" PERFORMANCE.
      IT IS AN UNMANAGED FLOAT-ADJUSTED, MARKET CAPITALIZATION WEIGHTED
      INDEX COMPRISING STOCKS REPRESENTING APPROXIMATELY HALF THE MARKET
      CAPITALIZATION OF THE S&P SMALLCAP 600 THAT HAVE BEEN IDENTIFIED AS
      BEING ON THE VALUE END OF THE GROWTH-VALUE SPECTRUM. SECURITIES ARE
      SELECTED FOR INCLUSION IN THE INDEX BY AN S&P COMMITTEE THROUGH A
      NON-MECHANICAL PROCESS THAT FACTORS IN CRITERIA SUCH AS LIQUIDITY,
      PRICE, MARKET CAPITALIZATION, FINANCIAL VIABILITY, AND PUBLIC FLOAT.
     ------------------------------------------------------------------------

      PROFUND VP TELECOMMUNICATIONS: seeks   SPECIALTY    PROFUND ADVISORS
      investment results, before fees and                       LLC
      expenses, that correspond to the
      performance of the Dow Jones U.S.
      Telecommunications Index (the
      "Index"). To meet its investment
      objective, the Fund invests in
      equity securities that ProFund
      Advisors believes, in combination,
      should have similar return
      characteristics as the return of the
      Index.
     ------------------------------------------------------------------------

      THE DOW JONES U.S. TELECOMMUNICATIONS/SM/ INDEX MEASURES THE
      PERFORMANCE OF THE TELECOMMUNICATIONS INDUSTRY OF THE U.S. EQUITY
      MARKET. COMPONENT COMPANIES INCLUDE, AMONG OTHERS, FIXED-LINE
      COMMUNICATIONS AND WIRELESS COMMUNICATIONS COMPANIES.
     ------------------------------------------------------------------------

      PROFUND VP UTILITIES: seeks            SPECIALTY    PROFUND ADVISORS
      investment results, before fees and                       LLC
      expenses, that correspond to the
      performance of the Dow Jones U.S.
      Utilities Index (the "Index"). To
      meet its investment objective, the
      Fund invests in equity securities
      that ProFund Advisors believes, in
      combination, should have similar
      return characteristics as the return
      of the Index.
     ------------------------------------------------------------------------

      THE DOW JONES U.S. UTILITIES/SM/ INDEX MEASURES THE PERFORMANCE OF
      THE UTILITIES SECTOR OF THE U.S. EQUITY MARKET. COMPONENT COMPANIES
      INCLUDE, AMONG OTHERS, ELECTRIC UTILITIES, GAS UTILITIES AND WATER
      UTILITIES.
     ------------------------------------------------------------------------



 Dow Jones has no relationship to the ProFunds VP, other than the licensing of the Dow Jones sector indices and its service marks for use in connection with the ProFunds VP. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's or NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.


 WHAT ARE THE FIXED RATE OPTIONS?
 The Fixed Rate Options consist of a one-year Fixed Rate Option, an Enhanced Fixed Rate Option used with our Enhanced Dollar Cost Averaging Program, and (with respect to TrueIncome - Highest Daily only), the Benefit Fixed Rate Account. We describe the Benefit Fixed Rate Account in the section of the prospectus concerning TrueIncome - Highest Daily.

 No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to a Fixed Rate Option, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would. That is, such factors result in a reduction to the interest rate. Any Tax Charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options.

 ONE-YEAR FIXED INTEREST RATE OPTION
 We offer a one-year Fixed Rate Option. When you select this option, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a Fixed Rate Option. You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time the minimum interest rate is what is set forth in your Annuity contract. The interest rate that we credit to the Fixed Rate Options may be reduced by an amount that corresponds to the asset-based charges assessed against the Sub-accounts. Amounts allocated to the Fixed Rate Option become part of Allstate Life's general assets.

 We set a one-year base guaranteed annual interest rate for the one-year Fixed Rate Option. We may also provide an additional interest rate on each purchase payment allocated to this option for the first year after the payment. This additional interest rate will not apply to amounts transferred from other investment options within an Annuity or amounts remaining in this option for more than one year. We will permit transfers out of the one-year Fixed Rate Option only during the 30 day period following the end of the one-year period. We retain the right to limit the amount of Account Value that may be transferred into or out of the one-year Fixed Rate Option. In addition, we reserve the right to cease offering this investment option for periods of time.

 OTHER FIXED RATE INTEREST OPTIONS WE MAY OFFER FROM TIME TO TIME
 From time to time we may offer an Enhanced Dollar Cost Averaging ("DCA") program. If we do, you may allocate all or part of any Purchase Payment to the Enhanced Fixed Rate Option. You would then automatically transfer amounts over stated periods (e.g., six or twelve months) from the Enhanced Fixed Rate Option to the permissible Sub-accounts that you select. We reserve the right at any time to limit the investment options into which Enhanced Fixed Rate Option assets are transferred. After selecting the time period over which transfers will occur, you may not thereafter change the period during which transfers will be made. You may allocate Purchase Payments to more than one transfer period. You may not transfer from other investment options to the Enhanced Fixed Rate Option. This program is not available if you elect certain optional benefits.

 The first periodic transfer will occur on the date you allocate your Purchase Payment to the Enhanced Fixed Rate Option or the date following the end of any free-look period, if later. Subsequent transfers will occur on the monthly anniversary of the first transfer. The amount of each periodic transfer will be based on the period of time during which transfers are scheduled to occur. For example, if you choose a six-payment transfer schedule, each transfer generally will equal 1/6/th/ of the amount you allocated to the Enhanced Fixed Rate Option. The final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the Enhanced Fixed Rate Option assets are transferred, provided that any such investment option is one that we permit. You may make a one time transfer of the remaining value out of your Enhanced Fixed Rate Option, if you so choose. Transfers from the Enhanced Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

 If you make a withdrawal or have a fee assessed from your Annuity, and all or part of that withdrawal or fee comes out of the Enhanced Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer.

 By investing amounts on a regular basis instead of investing the total amount at one time, the DCA program may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, Dollar Cost Averaging cannot ensure a profit or protect against loss in a declining market.

 NOTE: When a DCA program is established from a Fixed Rate Option, the fixed rate of interest we credit to your Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts during the Guarantee Period. This will reduce the effective rate of return on the Fixed Rate Option over the Guarantee Period.

                               FEES AND CHARGES

 The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise we will incur a loss. For example, Allstate Life may make a profit on the Insurance Charge if, over time, the actual costs of providing the guaranteed insurance obligations under an Annuity are less than the amount we deduct for the Insurance Charge. To the extent we make a profit on the Insurance Charge, such profit may be used for any other corporate purpose, including payment of other expenses that Allstate Life incurs in promoting, distributing, issuing and administering an Annuity and, in the case of the X Series, to offset a portion of the costs associated with offering the Credit features which are funded through Allstate Life's general account.

 The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk, nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract. A portion of the proceeds that Allstate Life receives from charges that apply to the Sub-accounts may include amounts based on market appreciation of the Sub-account values including, for the X Series, appreciation on amounts that represent any Purchase Credit or Longevity Credit.

 WHAT ARE THE CONTRACT FEES AND CHARGES?
 CONTINGENT DEFERRED SALES CHARGE (CDSC): We do not deduct a sales charge from Purchase Payments you make to your Annuity. However, we may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn. The CDSC percentage varies with the number of years that have elapsed since each Purchase Payment being withdrawn was made. If a withdrawal is effective on the day before the anniversary of the date that the Purchase Payment being withdrawn was made, then the CDSC percentage as of the next following year will apply. The CDSC percentages for the B Series, the L Series, and the X Series are shown under "Summary of Contract Fees and Charges." If you purchase the X Series and make a withdrawal that is subject to the CDSC, we may use part of that CDSC to recoup our costs of providing the Purchase Credit. However, we do not impose any CDSC on your withdrawal of a Credit amount.

 With respect to a partial withdrawal, we calculate the CDSC by assuming that any available free withdrawal amount is taken out first (see How Much Can I Withdraw as a Free Withdrawal?). If the free withdrawal amount is not sufficient, we then assume that withdrawals are taken from Purchase Payments that have not been previously withdrawn, on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity.

 For purposes of calculating any applicable CDSC on a surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior partial withdrawals or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

 We may waive any applicable CDSC when taking a required minimum distribution from an Annuity purchased as a "qualified" investment. Free Withdrawals and required minimum distributions are each explained more fully in the section entitled "Access to Account Value."


 TRANSFER FEE: Currently, you may make 20 free transfers between investment options each Annuity Year. We currently charge $10.00 for each transfer after the 20/th/ in each Annuity Year. The fee will never be more than $20.00 for each transfer. We do not consider transfers made as part of a dollar cost averaging, automatic rebalancing or asset allocation program when we count the 20 free transfers. All transfers made on the same day will be treated as one
 (1) transfer. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period are not subject to the transfer fee and are not counted toward the 20 free transfers. Similarly, transfers made under our enhanced dollar cost averaging program pursuant to a formula used with an optional benefit are not subject to the Transfer Fee and are not counted toward the 20 free transfers. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a transfer fee unless you make use of electronic means to transmit your transfer requests. We may eliminate the transfer fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the transfer fee will not be waived.

 ANNUAL MAINTENANCE FEE: During the accumulation period we deduct an annual maintenance fee. The annual maintenance fee is $35.00 or 2% of your Account Value (including any amount in Fixed Allocations), whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. The fee is taken only from the Sub-accounts. Currently, the annual maintenance fee is only deducted if your Account Value is less than $100,000 on the anniversary of the Issue Date or at the time of surrender. We do not impose the annual maintenance fee upon annuitization, the payment of a Death Benefit, or a medically-related full surrender. We may increase the annual maintenance fee. However, any increase will only apply to Annuities issued after the date of the increase. The amount of this charge may differ in certain states. If you are a beneficiary under the Beneficiary Continuation Option, the annual maintenance fee is the lesser of $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.

 TAX CHARGE: Several states and some municipalities charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. We pay the tax either when Purchase Payments are received, upon surrender or when the Account Value is applied under an annuity option. The tax charge is designed to approximate the taxes that we are required to pay and is assessed as a percentage of Purchase Payments, surrender value, or Account Value as applicable. The tax charge currently ranges up to 3 1/2%. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity or upon annuitization. We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract.

 INSURANCE CHARGE: We deduct an Insurance Charge daily. The charge is assessed against the average daily assets allocated to the Sub-accounts and is equal to the amount indicated under "Summary of Contract Fees and Charges". The Insurance Charge is the combination of the mortality & expense risk charge and the administration charge. The Insurance Charge is intended to compensate Allstate Life for providing the insurance benefits under each Annuity, including each Annuity's basic Death Benefit that provides guaranteed benefits to your beneficiaries even if the market declines and the risk that persons to whom we guarantee annuity payments will live longer than our assumptions. The charge also covers administrative costs associated with providing the Annuity benefits, including preparation of the contract, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge covers the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. We may increase the portion of the total Insurance Charge that is deducted for administrative costs; however, any increase will only apply to Annuities issued after the date of the increase.

 The Insurance Charge is not deducted against assets allocated to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Rate Options, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.

 OPTIONAL BENEFITS FOR WHICH WE ASSESS A CHARGE: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit price for each Sub-account. For certain other optional benefits, such as TrueIncome - Highest Daily 7, the charge is assessed against the Protected Withdrawal Value and is taken out of the Sub-accounts periodically. Please refer to the sections entitled "Living Benefit Programs" and "Death Benefit" for a description of the charge for each Optional Benefit.

 SETTLEMENT SERVICE CHARGE: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a settlement service charge although the Insurance Charge no longer applies. The charge is assessed daily against the assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.

 FEES AND EXPENSES INCURRED BY THE PORTFOLIOS: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. These fees and expenses are reflected daily by each Portfolio before it provides Allstate Life with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios.

 WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?
 No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Rate Options. Any CDSC or tax charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options. That is, the interest rate we credit to a Fixed Rate Option may be reduced to reflect those factors.

 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
 If you select a fixed payment option, the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. Also, a tax charge may apply (see "Tax Charge" above).

 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES

 We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the total Insurance Charge that is deducted as an administration charge. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

                            PURCHASING YOUR ANNUITY


 PLEASE NOTE THAT THESE ANNUITIES ARE NO LONGER AVAILABLE FOR NEW SALES. THE INFORMATION PROVIDED IN THIS SECTION IS FOR INFORMATIONAL PURPOSES ONLY.


 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?

 We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of an Annuity and/or acceptance of Purchase Payments. All such conditions are described below.


 INITIAL PURCHASE PAYMENT:
 We no longer allow new purchases of these Annuities. Previously, you must have made a minimum initial Purchase Payment as follows: $1,000 for the B Series and $10,000 for the X Series and the L Series. However, if you decide to make payments under a systematic investment or an electronic funds transfer program, we will accept a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent Purchase Payments plus your initial Purchase Payment total the minimum initial Purchase Payment amount required for the Annuity purchased.


 We must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equals $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block an Annuity Owner's ability to make certain transactions, and thereby refuse to accept Purchase Payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your Annuity to government regulators.


 Speculative Investing - Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.



 Currently, we will not permit changes in ownership or allow assignments to certain ownership types, including but not limited to: corporations, partnerships, endowments and grantor trusts with multiple grantors. Further, we will only allow changes of ownership and/or permit assignments to certain ownership types if the Annuity is held exclusively for the benefit of the designated annuitant. These rules are subject to state law. Additionally, we will not permit election or re-election of any optional death benefit or optional living benefit by certain ownership types. We reserve the right to further limit, restrict and/or change these rules in the future, to the extent permitted by state law. Further, please be aware that we do not provide administration for employer-sponsored plans and may also limit the number of plan participants that elect to use our Annuity as a funding vehicle.


 Except as noted below, Purchase Payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Allstate Life. Purchase Payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Purchase Payments may be transmitted to Allstate Life via wiring funds through your Financial Professional's broker-dealer firm. Additional Purchase Payments may also be applied to your Annuity under an electronic funds transfer, an arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or rejected our acceptance of additional Purchase Payments. Our acceptance of a check is subject to our ability to collect funds.


 AGE RESTRICTIONS:
 Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 85 for the B Series and the L Series and age 75 for the X Series. No additional Purchase Payments will be permitted after age 85 for any of the Annuities. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity's liquidity features will satisfy that need. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity or the date of the Owner's death.

 OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS:
 We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.
..   Owner: The Owner(s) holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint owners are required to act jointly; however, if each owner provides us with an instruction that we find acceptable, we will permit each owner to act independently on behalf of both owners. All information and documents that we are required to send you will be sent to the first named owner. The co-ownership by entity-owners or an entity-owner and an individual is not permitted. Refer to the Glossary of Terms for a complete description of the term "Owner."

..   Annuitant: The Annuitant is the person upon whose life we continue to make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. In limited circumstances we may allow you to name one or more Contingent Annuitants with our prior approval. A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of "Considerations for Contingent Annuitants" in the Tax Considerations section of the prospectus. Each Annuity offers Sub-accounts designed for Owners who wish to engage in frequent transfers (i.e., one or more of the Sub-accounts corresponding to the ProFund Portfolios and the AST Money Market Portfolio), and we encourage Owners seeking frequent transfers to utilize those Sub-accounts.
..   Beneficiary: The beneficiary is the person(s) or entity you name to receive the Death Benefit. Your beneficiary designation should be the exact name of your beneficiary, not only a reference to the beneficiary's relationship to you. If you use a designation of "surviving spouse," we will pay the Death Benefit to the individual that is your spouse at the time of your death (as defined under the federal tax laws and regulations). If no beneficiary is named, the Death Benefit will be paid to you or your estate.

 Your right to make certain designations may be limited if your Annuity is to be used as an IRA or other "qualified" investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.

                             MANAGING YOUR ANNUITY

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
 You may change the Owner, Annuitant and beneficiary designations by sending us a request in writing in a form acceptable to us. Upon an ownership change, any automated investment or withdrawal programs will be canceled. The new owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:
..   a new Owner subsequent to the death of the Owner or the first of any co-Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;
..   a new Annuitant subsequent to the Annuity Date;
..   for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity;
..   a change in beneficiary if the Owner had previously made the designation irrevocable; and
..   a new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, and grantor trusts with multiple grantors.

 There are also restrictions on designation changes when you have elected certain optional benefits. See the "Living Benefits" and "Death Benefits" section of the Prospectus for any such restrictions.

 WRITTEN REQUESTS AND FORMS IN GOOD ORDER. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.


 If you wish to change the Owner and/or Beneficiary under the Annuity, or to assign the Annuity, you must deliver the request to us in writing at our Service Office. Any change of Owner and/or Beneficiary, or assignment of the Annuity, will take effect when accepted and recorded by us (unless an alternative rule is stipulated by applicable State law). We are not responsible for any transactions processed before a change of Owner and/or Beneficiary, and an assignment of the Annuity, is accepted and recorded by us. UNLESS PROHIBITED BY APPLICABLE STATE LAW, WE RESERVE THE RIGHT TO REFUSE A PROPOSED CHANGE OF OWNER AND/OR BENEFICIARY, AND A PROPOSED ASSIGNMENT OF THE ANNUITY. WE ACCEPT ASSIGNMENTS OF NON-QUALIFIED ANNUITIES ONLY.

 We will reject a proposed change where the proposed Owner, Annuitant, Beneficiary or assignee is any of the following:
..   a company(ies) that issues or manages viatical or structured settlements;
..   an institutional investment company;
..   an Owner with no insurable relationship to the Annuitant or Contingent
    Annuitant (a "Stranger-Owned Annuity" or "STOA"); or
..   a change in designation(s) that does not comply with or that we cannot administer in compliance with Federal and/or state law.

 WE WILL IMPLEMENT THIS RIGHT ON A NON-DISCRIMINATORY BASIS, AND TO THE EXTENT ALLOWED BY STATE LAW, AND ARE NOT OBLIGATED TO PROCESS ANY SUCH REQUEST WITHIN ANY PARTICULAR TIME FRAME. We assume no responsibility for the validity or tax consequences of any change of Owner and/or Beneficiary or any assignment of the Annuity, and may be required to make reports of ownership changes and/or assignments to the appropriate federal, state and/or local taxing authorities. You should consult with a qualified tax adviser for complete information and advice prior to any ownership change or assignment. Once an ownership change or assignment is processed, the tax reporting cannot be reversed.


 DEATH BENEFIT SUSPENSION UPON CHANGE OF OWNER OR ANNUITANT. If there is a change of Owner or Annuitant, the change may affect the amount of the Death Benefit. See the Death Benefit section of this prospectus for additional details.

 SPOUSAL DESIGNATIONS. If an Annuity is co-owned by spouses, we will assume that the sole primary Beneficiary is the surviving spouse that was named as the co-owner unless you elect an alternative Beneficiary Designation. Unless you elect an alternative Beneficiary Designation, upon the death of either spousal Owner, the surviving spouse may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. The Death Benefit that would have been payable will be the new Account Value of the Annuity as of the date of due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For TrueIncome - Spousal, the eligible surviving spouse will also be able to assume the benefit with the Annuity. See the description of this benefit in the "Living Benefit Programs" section of this prospectus. For purposes of determining any future Death Benefit for the beneficiary of the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

 Spousal assumption is only permitted to spouses as defined by federal law. See the second paragraph in the "Tax Considerations" chapter for more information.


 Note that any division of your Annuity due to divorce will be treated as a withdrawal and the non-owner spouse may then decide whether he or she would like to purchase a new Annuity, subject to the rules current at the time of purchase, with the withdrawn funds.


 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?
 If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a "free-look." Depending on the state in which you purchased your Annuity and, in some states, if you purchased the Annuity as a replacement for a prior contract, the right to cancel period may be ten (10) days or longer, measured from the time that you received your Annuity. You must send your Annuity to us before the end of the applicable time period. If you return your Annuity during the applicable period, we will refund your current Account Value plus any tax charge deducted, and depending on your state's requirements, any applicable insurance charges deducted. The amount returned to you may be higher or lower than the Purchase Payment(s) applied during the right to cancel period. However where required by law, we will return your Purchase Payment(s) if they are greater than your current Account Value, less any federal and state income tax withholding. With respect to the X Series, if you return your Annuity, we will not return any Purchase Credits we applied to your Annuity based on your Purchase Payments.

 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
 The minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in Allstate Life's systematic investment plan or a periodic purchase payment program. Purchase payments made while you participate in an asset allocation program will be allocated in accordance with such program. Additional Purchase Payments may be paid at any time before the Annuity Date and prior to the Owner's 86/th/ birthday. However, purchase payments are not permitted if the Account Value drops to zero.

 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?

 You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity. We call our electronic funds transfer program "Allstate Life's Systematic Investment Plan." We may allow you to invest in your Annuity with a lower initial Purchase Payment, as long as you authorize payments through an electronic funds transfer that will equal at least the minimum Purchase Payment set forth above during the first 12 months of your Annuity. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or rejected our acceptance of additional purchase payments.


 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
 These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program as long as the allocations are made only to Sub-accounts and the periodic Purchase Payments received in the first year total at least the minimum Purchase Payment set forth above.

                          MANAGING YOUR ACCOUNT VALUE

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
 (See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

 INITIAL PURCHASE PAYMENT: Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions for allocating your Account Value. The Purchase Payment is your initial Purchase Payment minus any tax charges that may apply. You can allocate Purchase Payments to one or more Sub-accounts or a Fixed Rate Option (other than the Benefit Fixed Rate Account). Investment restrictions will apply if you elect certain optional benefits.

 SUBSEQUENT PURCHASE PAYMENTS: Unless you have provided us with other specific allocation instructions for one, more than one, or all subsequent Purchase Payments, we will allocate any additional Purchase Payments you make according to your initial Purchase Payment allocation instructions. If you so instruct us, we will allocate subsequent Purchase Payments according to any new allocation instructions.

 HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?
 We apply a Longevity Credit to your Annuity's Account Value beginning at the end of your tenth Annuity Year ("tenth Annuity Anniversary") and every Annuity Anniversary thereafter. The Longevity Credit is equal to 0.40% of the sum of all Purchase Payments that have been in the Annuity for more than 9 years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the end of the period. On any Annuity Anniversary, if the total Purchase Payments that have been in the Annuity for more than 9 years are less than the cumulative amount of withdrawals made, no Longevity Credit will be applied to your Annuity. Also, no Longevity Credit will be applied to your Annuity if your Account Value is zero when a Longevity Credit would otherwise be paid. This would include any situation where the Annuity is still in force due to the fact that payments are being made under an optional benefit such as TrueIncome, TrueIncome - Spousal, TrueIncome - Highest Daily, TrueIncome Highest Daily 7, or TrueIncome - Spousal Highest Daily 7. In addition, no Longevity Credit will be applied to your Annuity if before the Annuity Anniversary when a Longevity Credit would otherwise be paid: (i) you have surrendered your Annuity; (ii) you have annuitized your Annuity; or
 (iii) we have received due proof of your death (and there has been no spousal continuation election made). If your spouse continues the contract under our spousal continuation option, we will apply the Longevity Credit to your Annuity beginning on the tenth Annuity Anniversary measured from the date that we originally issued you the Annuity. Since the Longevity Credit is applied to the Account Value only, any guarantees that are not based on Account Value will not reflect the Longevity Credit. Similarly, guarantees that are made against a loss in Account Value will not be triggered in certain very limited circumstances where they otherwise would have been, had no Longevity Credit been applied to the Account Value.

 HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES?
 Any Longevity Credit that is allocated to your Account Value will be allocated to a Fixed Rate Option, the Benefit Fixed Rate Account and Sub-accounts in the same percentages as Purchase Payments are then being allocated to your Annuity.

 HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?
 We apply a "Purchase Credit" to your Annuity's Account Value each time you make a Purchase Payment. The amount of the Purchase Credit is payable from our general account. The amount of the Purchase Credit depends on the age of the oldest Owner (or Annuitant if entity-owned) when the Purchase Payment is applied to the Annuity according to the table below:

   OLDEST OWNER'S AGE ON THE DATE THAT  PURCHASE CREDIT ON PURCHASE PAYMENTS
              THE PURCHASE                          AS THEY ARE
   PAYMENT IS APPLIED TO THE ANNUITY          APPLIED TO THE ANNUITY
   --------------------------------------------------------------------------
                 0-80                                 6.00%*
   --------------------------------------------------------------------------
                 81-85                                3.00%
   --------------------------------------------------------------------------

 * For X series Annuities issued prior to December 10, 2007, the credit applicable to ages 0-80 is 5%.

 HOW IS EACH PURCHASE CREDIT APPLIED TO ACCOUNT VALUE UNDER THE X SERIES
 ANNUITY?
 Each Purchase Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Purchase Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

 EXAMPLES OF APPLYING THE PURCHASE CREDIT

 INITIAL PURCHASE PAYMENT
 Assume you are 65 years old and you make an initial Purchase Payment of $450,000. We would apply a 6.0% Purchase Credit to your Purchase Payment and allocate the amount of the Purchase Credit ($27,000 = $450,000 X .06) to your Account Value in the same proportion that your Purchase Payment is allocated.

 The amount of any Purchase Credit applied to your X Series Account Value can be recovered by Allstate Life under certain circumstances:
..   any Purchase Credit applied to your Account Value on Purchase Payments made within the 12 months before the Owner's (or Annuitant's if entity-owned) date of death will be recovered (to the extent allowed by state law); and
..   the amount available under the medically-related surrender portion of the
    Annuity will not include the amount of any Purchase Credit payable on Purchase Payments made within 12 months of the date the medically-related surrender is exercised; and
..   if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Purchase Credit.

 The Account Value may be substantially reduced if Allstate Life recovers the Purchase Credit amount under these circumstances. The amount we take back will equal the Purchase Credit, without adjustment up or down for investment performance. Therefore, any gain on the Purchase Credit amount will not be taken back. But if there was a loss on the Purchase Credit, the amount we take back will still equal the amount of the Purchase Credit. We do not deduct a CDSC in any situation in which we recover the Purchase Credit amount.

 GENERAL INFORMATION ABOUT THE PURCHASE CREDIT FEATURE
..   We do not consider a Purchase Credit to be "investment in the contract" for income tax purposes.
..   You may not withdraw the amount of any Purchase Credit under the Free
    Withdrawal provision. The Free Withdrawal provision only applies to withdrawals of Purchase Payments.

 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS? During the accumulation period you may transfer Account Value between investment options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. We do not currently require a minimum amount in each Sub-account to which you allocate Account Value at the time of any allocation or transfer.

 Currently, any transfer involving the ProFunds VP Sub-accounts must be received by us no later than 3:00 p.m. Eastern time (or one hour prior to any announced closing of the applicable securities exchange) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically, including through our Internet website (www.accessallstate.com). Owners attempting to process a transfer request between the applicable "cut-off" time and 4:00 p.m., are informed that their transactions cannot be processed as requested.

 We may impose specific restrictions on financial transactions (including transfer requests) for certain Portfolios based on the Portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any Portfolio available under an Annuity. Currently, we charge $10.00 for each transfer you make after the twentieth (20/th/) in each Annuity Year. Transfers made as part of a dollar cost averaging or automatic rebalancing program do not count toward the twenty free transfer limit. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period or pursuant to the Enhanced Fixed Rate Option are not subject to the transfer charge. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee unless you make use of electronic means to transmit your transfer requests. We may also increase the Transfer Fee that we charge to $20.00 for each transfer you make after you have reached your free transfer limit. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.

 Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer, and
 (iii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund portfolio and/or the AST Money Market Portfolio, or any transfer that involves one of our systematic programs, such as automated withdrawals.

 Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a Portfolio manager to manage a Portfolio's investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.

 In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or
 (b) we are informed by a Portfolio (e.g., by the Portfolio's portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
..   With respect to each Sub-account (other than the AST Money Market
    Sub-account or any ProFund Sub-account), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the "Restricted Sub-account"). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as automated withdrawals; (ii) do not count any transfer that solely involves any ProFund portfolio and/or the AST Money Market Portfolio; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.
..   We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.

 If we deny one or more transfer requests under the foregoing rules, we will inform you or your Financial Professional promptly of the circumstances concerning the denial. There are contract owners of different variable annuity contracts that are funded through the same Separate Account that may not be subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Finally, there are contract owners of other variable annuity contracts or variable life contracts that are issued by Allstate Life as well as other insurance companies that may have the same Portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a Financial Professional or third party investment advisor are subject to the restrictions on transfers between investment options that are discussed above, if the advisor manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund's assets which may affect all contract owners invested in the affected options. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a Financial Professional) and will not waive a transfer restriction for any contract owner.

 ALTHOUGH OUR TRANSFER RESTRICTIONS ARE DESIGNED TO PREVENT EXCESSIVE TRANSFERS, THEY ARE NOT CAPABLE OF PREVENTING EVERY POTENTIAL OCCURRENCE OF EXCESSIVE TRANSFER ACTIVITY.

 The Portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners (including an Annuity Owner's TIN number), and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.

 A Portfolio also may assess a short term trading fee (redemption fee) in connection with a transfer out of the Sub-account investing in that Portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Account Value.

 DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?
 Yes. As discussed below, we offer Dollar Cost Averaging Programs during the accumulation period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one Sub-account to one or more other Sub-accounts. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from Sub-accounts. By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of market fluctuation on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program. The Dollar Cost Averaging Program is in addition to any Dollar Cost Averaging program that would be made available in connection with any Enhanced Fixed Rate Option we may offer from time to time as described above.

 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
 Yes. During the accumulation period, we offer Automatic Rebalancing among the Sub-accounts you choose. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you chose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift.

 Any transfer to or from any Sub-account that is not part of your Automatic Rebalancing program, will be made; however, that Sub-account will not become part of your rebalancing program unless we receive instructions from you indicating that you would like such option to become part of the program.

 There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a systematic withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.


 If you are participating in an optional living benefit (such as TrueIncome Highest Daily Lifetime Seven) that makes transfers under a pre-determined mathematical formula, and you have elected automatic rebalancing; you should be aware that: (a) the AST bond portfolio used as part of the pre-determined mathematical formula will not be included as part of automatic rebalancing and
 (b) the operation of the formula may result in the rebalancing not conforming to the percentage allocations that you specified originally as part of your Automatic Rebalancing Program.


 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?
 Yes. Subject to our rules, your Financial Professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving investment options. IF YOUR FINANCIAL PROFESSIONAL HAS THIS AUTHORITY, WE DEEM THAT ALL TRANSACTIONS THAT ARE DIRECTED BY YOUR FINANCIAL PROFESSIONAL WITH RESPECT TO YOUR ANNUITY HAVE BEEN AUTHORIZED BY YOU. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your Financial Professional until we receive notification of the revocation of such person's authority. We may also suspend, cancel or limit these privileges at any time. We will notify you if we do.

 PLEASE NOTE: Contracts managed by your Financial Professional also are subject to the restrictions on transfers between investment options that are discussed in the section entitled "ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?" Since transfer activity under contracts managed by a Financial Professional may result in unfavorable consequences to all contract owners invested in the affected options we reserve the right to limit the investment options available to a particular Owner whose contract is managed by the Financial Professional or impose other transfer restrictions we deem necessary. Your Financial Professional will be informed of all such restrictions on an ongoing basis. We may also require that your Financial Professional transmit all financial transactions using the electronic trading functionality available through our Internet website (www.accessallstate.com). Limitations that we may impose on your Financial Professional under the terms of the administrative agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus. PLEASE NOTE THAT IF YOU HAVE ENGAGED A THIRD PARTY INVESTMENT ADVISOR TO PROVIDE ASSET ALLOCATION SERVICES WITH RESPECT TO YOUR ANNUITY, WE DO NOT ALLOW YOU TO ELECT AN OPTIONAL BENEFIT THAT REQUIRES INVESTMENT IN AN ASSET ALLOCATION PORTFOLIO AND/OR THAT INVOLVES MANDATORY ACCOUNT VALUE TRANSFERS (E.G. TRUEINCOME, TRUEINCOME - SPOUSAL, TRUEINCOME - HIGHEST DAILY, TRUEINCOME - HIGHEST DAILY 7, TRUEINCOME - SPOUSAL HIGHEST DAILY 7, AND HIGHEST DAILY VALUE DEATH BENEFIT).

 We will immediately send you confirmations of transactions that affect your Annuity.

 It is your responsibility to arrange for the payment of the advisory fee charged by your investment advisor. Similarly, it is your responsibility to understand the advisory services provided by your investment advisor and the advisory fees charged for the services.

                            ACCESS TO ACCOUNT VALUE

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
 During the accumulation period you can access your Account Value through partial withdrawals, Systematic Withdrawals, and where required for tax purposes, required minimum distributions. You can also surrender your Annuity at any time. We may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC, if applicable. If you surrender your Annuity, in addition to any CDSC, we may deduct the annual maintenance fee, any tax charge that applies and the charge for any optional benefits. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called "Free Withdrawals." Unless you notify us differently, withdrawals are taken pro rata based on the Account Value in the investment options at the time we receive your withdrawal request (i.e. "pro rata" meaning that the percentage of each investment option withdrawn is the same percentage that the investment option bears to the total Account Value). Each of these types of distributions is described more fully below.

 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NON-QUALIFIED ANNUITIES?

 DURING THE ACCUMULATION PERIOD
 A distribution during the accumulation period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax basis", if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.

 DURING THE ANNUITIZATION PERIOD
 During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have "exclusionary rules" that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in your Annuity. Once the tax basis in your Annuity has been distributed, the remaining annuity payments are fully taxable as ordinary income. The tax basis in your Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

 There may also be tax implications on distributions from qualified Annuities. See "Tax Considerations" for information about qualified Annuities and for additional information about non-qualified Annuities.

 CAN I WITHDRAW A PORTION OF MY ANNUITY?
 Yes, you can make a withdrawal during the accumulation period.
   . To meet liquidity needs, you can withdraw a limited amount from your Annuity during each Annuity Year without application of any CDSC. We call this the "Free Withdrawal" amount. The Free Withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity. The minimum Free Withdrawal you may request is $100.
   . You can also make withdrawals in excess of the Free Withdrawal amount. The maximum amount that you may withdraw will depend on your Annuity's Surrender Value as of the date we process the withdrawal request. After any partial withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the partial withdrawal request as a request to fully surrender your Annuity. The minimum partial withdrawal you may request is $100. To determine if a CDSC applies to partial withdrawals, we: 1. First determine what, if any, amounts qualify as a Free Withdrawal. These amounts are not subject to the CDSC. 2. Next determine what, if any, remaining amounts are withdrawals of Purchase Payments. Amounts in excess of the Free Withdrawal amount will be treated as withdrawals of Purchase Payments unless all Purchase Payments have been previously withdrawn. These amounts are subject to the CDSC. Purchase Payments are withdrawn on a first-in, first-out basis. We withdraw your oldest Purchase Payments first so that the lowest CDSC will apply to the amount withdrawn. 3. Withdraw any remaining amounts from any other Account Value. These amounts are not subject to the CDSC.

 You may request a withdrawal for an exact dollar amount after deduction of any CDSC that applies (called a "net withdrawal") or request a gross withdrawal from which we will deduct any CDSC that applies, resulting in less money being payable to you than the amount you requested. If you request a net withdrawal, the amount deducted from your Account Value to pay the CDSC may also be subject to a CDSC.

 Partial withdrawals may also be available following annuitization but only if you choose certain annuity payment options. (Note, however, that we do not permit commutation once annuity payments have commenced).

 To request the forms necessary to make a withdrawal from your Annuity, call 1-866-695-2647 or visit our Internet Website at www.accessallstate.com.

 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
 The maximum Free Withdrawal amount during each Annuity Year is equal to 10% of all Purchase Payments (not including Purchase Credits, for the X Series) that are subject to a CDSC. Withdrawals made within an Annuity Year reduce the Free Withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD? Yes. We call these "Systematic Withdrawals." You can receive Systematic Withdrawals of earnings only, or a flat dollar amount. Systematic Withdrawals may be subject to a CDSC. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.

 Systematic Withdrawals can be made from Account Value allocated to the Sub-accounts or the Fixed Rate Option. Generally, Systematic Withdrawals from the Fixed Rate Option are limited to earnings accrued after the program of Systematic Withdrawals begins, or payments of fixed dollar amounts that do not exceed such earnings. Systematic Withdrawals are available on a monthly, quarterly, semi-annual or annual basis. There is no minimum Surrender Value we require to allow you to begin a program of Systematic Withdrawals.

 The minimum amount for each Systematic Withdrawal is $100. If any scheduled Systematic Withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.


 We will withdraw systematic withdrawals from the Investment Options you have designated (your "designated Investment Options"). If you do not designate Investment Options for systematic withdrawals, we will withdraw systematic withdrawals pro rata based on the Account Value in the Investment Options at the time we pay out your withdrawal (i.e. "pro rata" meaning that the percentage of each Investment Option withdrawn is the same percentage that the Investment Option bears to the total Account Value). For any scheduled systematic withdrawal for which you have elected a specific dollar amount and have specified percentages to be withdrawn from your designated Investment Options, if the amounts in your designated Investment Options cannot satisfy such instructions, we will withdraw systematic withdrawals pro rata, as just described, based on the Account Value across all your Investment Options. Please note that if you are participating in certain optional living benefits that guarantee lifetime withdrawals (e.g., TrueIncome - Highest Daily) and elect, or have elected, to receive Lifetime Withdrawals using our systematic withdrawal program, please be advised of the current administrative rules associated with this program:
   . Excluding TrueIncome and Spousal TrueIncome, systematic withdrawals must be taken from your Account Value on a pro rata basis from the Investment Options at the time we process each withdrawal.
   .   If you either have or establish a new systematic withdrawal program for
       a) your Annual Income Amount, Annual Withdrawal Amount (only applicable to TrueIncome) or b) for a designated amount that is less than your Annual Income Amount, and we receive a request for a partial withdrawal from your Annuity in Good Order, we will process your partial withdrawal request and may cancel your systematic withdrawal program.
   . If you either have or establish a new systematic withdrawal program for an amount greater than your Annual Income Amount, it is important to note that these systematic withdrawals may result in Excess Income which will negatively impact your Annual Income Amount available in future Annuity Years. Taking partial withdrawals in addition to your systematic withdrawal program will further increase the impact on your Annual
       Income Amount.
   . For a discussion of how a withdrawal of Excess Income would impact your optional living benefits, see "Living Benefits" later in this prospectus.


 Ownership changes to and assignment of your Annuity will terminate any systematic withdrawals that had been in effect on the date of the change.

 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(T)/72(Q) OF THE INTERNAL REVENUE CODE?
 Yes. If your Annuity is used as an investment vehicle for certain retirement plans that receive special tax treatment under Sections 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of "substantially equal periodic payments." For contracts issued as non-qualified annuities, the Internal Revenue Code provides for the same exemption from penalty under Section 72(q) of the Code. Distributions received under these provisions in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to any applicable CDSC. To request a program that complies with Sections 72(t)/72(q), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)/72(q) withdrawals. There is no minimum Surrender Value we require to allow you to begin a program for withdrawals under Sections 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59 1/2 that are not subject to the 10% penalty.

 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM? (See "Tax Considerations" for a further discussion of required minimum distributions.)

 Required minimum distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Section 401(a)(9) of the Code. The required minimum distribution rules under Section 401(a)(9) apply to an Annuity issued as part of an IRA or SEP IRA. Required minimum distribution rules do not apply to Roth IRAs during the owner's lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the required minimum distribution rules under the Code. We do not assess a CDSC on required minimum distributions from your Annuity if you are required by law to take such required minimum distribution from your Annuity at the time it is taken provided the amount withdrawn is the amount we calculate as the Required Minimum Distribution and is paid out through a program of systematic withdrawals that we make available. However, a CDSC (if applicable) may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the required minimum distribution rules in relation to other savings or investment plans.

 The amount of the required minimum distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your required minimum distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have required minimum distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to Systematic Withdrawals applies to monthly minimum distributions but does not apply to required minimum distributions taken out on a quarterly, semi-annual or annual basis.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the required minimum distribution requirements under the Code.

 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
 Yes. During the accumulation period you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity.

 For purposes of calculating any applicable CDSC on surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

 Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

 We apply as a threshold, in certain circumstances, a minimum Surrender Value of $1,000. If you purchase an Annuity without a lifetime guaranteed minimum withdrawal benefit, we will not allow you to take any withdrawals that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. Likewise, if you purchase an Annuity with certain lifetime guaranteed minimum withdrawal benefits, we will not allow you to take a Non-Lifetime Withdrawal (see "Living Benefits") that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. See "What Types of Annuity Options Are Available?" for information on the impact of the minimum Surrender Value at annuitization.

 To request the forms necessary to surrender your Annuity, call 1-866-695-2647 or visit our Internet Website at www.accessallstate.com.

 WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?

 Where permitted by law, you may request to surrender all or part of your Annuity prior to the Annuity Date without application of any otherwise applicable CDSC upon occurrence of a medically-related "Contingency Event" as described below (a "Medically-Related Surrender"). The requirements of such a surrender and waiver may vary by state. If you request a full surrender, the amount payable will be your Account Value minus: (a) the amount of any Purchase Credits applied within 12 months prior to your request to surrender your Annuity under this provision (or otherwise stipulated by applicable State law), and (b) the amount of any Purchase Credits added in conjunction with any Purchase Payments received after our receipt of your request for a Medically-Related Surrender (e.g. Purchase Payments received at such time pursuant to a salary reduction program). With respect to partial surrenders, we similarly reserve the right to recapture Purchase Credits as described above (if allowed by State law).


 This waiver of any applicable CDSC is subject to our rules, in place at the time of your request, which currently include but are not limited to the following:

   . The Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the "Contingency Event" described below in order to qualify for a Medically-Related Surrender;

   . The Annuitant must be alive as of the date we pay the proceeds of such surrender request;
   .   if the Owner is one or more natural persons, all such Owners must also be alive at such time;
   . we must receive satisfactory proof of the Owner's (or the Annuitant's if entity-owned) confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us;
   . this benefit is not available if the total amount of the withdrawal request exceeds $500,000 but we do not currently impose that maximum; and
   .   no additional Purchase Payments can be made to the Annuity.

 Under most versions of the Annuity, a "Contingency Event" occurs if the Owner (or Annuitant if entity-owned):
   . first confined in a "Medical Care Facility" while your Annuity is in force and remains confined for at least 90 days in a row; or
   . first diagnosed as having a "Fatal Illness" while your Annuity is in force.

 The definitions of "Medical Care Facility" and "Fatal Illness," as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions. This waiver is not available in Massachusetts.


 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
 We currently make annuity options available that provide fixed annuity payments. Fixed options provide the same amount with each payment. We do not guarantee to make any annuity payment options available in the future other than those fixed annuitization options guaranteed in your Annuity. Please refer to the "Living Benefits" section below for a description of annuity options that are available when you elect one of the living benefits.

 You may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. For non-qualified annuity contracts, your Annuity Date must be no later than the first day of the month next following the 95/th/ birthday of the older of the Owner or Annuitant (unless we agree to another date), and certain annuity options may not be available depending on the age of the Owner or Annuitant. For qualified contracts, generally your Annuity Date must be no later than the first day of the month next following the 92/nd/ birthday of the Annuitant (unless we agree to another date) and certain annuity options may not be available depending on the age of the Annuitant. Certain States may have different requirements, based on applicable laws. Please refer to your Annuity contract.

 If the initial annuity payment would be less than $100, we will not allow you to annuitize (except as otherwise specified by applicable law). Instead, we will pay you your current Account Value in a lump sum and terminate your Annuity. Similarly, we reserve the right to pay your Account Value in a lump sum, rather than allow you to annuitize, if the Surrender Value of your Annuity is less than $1000 (the minimum Surrender Value) on the Annuity Date.

 Certain of these annuity options may be available as "settlement options" to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

 Please note, you may not annuitize within the first three Annuity Years.

 OPTION 1
 ANNUITY PAYMENTS FOR A FIXED PERIOD: Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period.

 OPTION 2
 LIFE INCOME ANNUITY WITH 120 MONTHS CERTAIN PERIOD OPTION: Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments.

 If an annuity option is not selected by the Annuity Date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity with 120 months certain period option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

 OTHER ANNUITY OPTIONS
 We currently offer a variety of other annuity and settlement options not described above. At the time annuity payments are chosen, we may make available to you any of the annuity and settlement options that are available on your Annuity Date.

 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
 Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Certain annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

 You have a right to choose your annuity start date provided that it is no later than the latest Annuity Date indicated above. If you have not provided us with your Annuity Date or annuity payment option in writing, then your Annuity Date will be the latest Annuity Date indicated above.

 Please note that annuitization essentially involves converting your Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).

                                LIVING BENEFITS

 DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?
 Allstate Life offered different optional benefits, for an additional charge, that can provide investment protection for Owners while they are alive. Notwithstanding the additional protection provided under the optional Living Benefits, the additional cost has the impact of reducing net performance of the investment options. Each optional benefit offers a distinct type of guarantee, regardless of the performance of the Sub-accounts, that may be appropriate for you depending on the manner in which you intend to make use of your Annuity while you are alive. We reserve the right to cease offering any of the living benefits. Depending on which optional benefit you choose, you can have substantial flexibility to invest in the Sub-accounts while:
..   Protecting a principal amount from decreases in value due to investment performance;
..   Taking withdrawals with a guarantee that you will be able to withdraw not less than a guaranteed benefit base over time;
..   Guaranteeing a minimum amount of growth will be applied to your principal, if it is to be used as the basis for lifetime income payments or lifetime withdrawals; or
..   Providing spousal continuation of certain benefits.

 The "living benefits" are as follows:
..   TrueAccumulation - Highest Daily/1/
..   Guaranteed Minimum Income Benefit (GMIB)/1/
..   TrueIncome and TrueIncome - Spousal/1/
..   TrueIncome - Highest Daily/1/
..   TrueIncome - Highest Daily 7/1/
..   TrueIncome - Spousal Highest Daily 7/1/

 (1)No longer available for new elections.

 Here is a general description of each kind of living benefit that exists under this Annuity:

       . GUARANTEED MINIMUM ACCUMULATION BENEFITS. The common characteristic of these benefits is that a specified amount of your annuity value is guaranteed at some point in the future. For example, under TrueAccumulation - Highest Daily, we make an initial guarantee that your annuity value on the day you start the benefit will not be any less ten years later. If your annuity value is less on that date, we use our own funds to give you the difference. Because the guarantee inherent in the guaranteed minimum accumulation benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. TrueAccumulation - Highest Daily is no longer available for new elections. Please note that these guaranteed minimum accumulation benefits require your participation in certain predetermined mathematical formulas that may transfer your Account Value between certain permitted Sub-accounts and a bond portfolio Sub-account. The portfolio restrictions and the use of each formula may reduce the likelihood that we will be required to make payments to you under the living benefits.


       . GUARANTEED MINIMUM INCOME BENEFIT OR ("GMIB"). As discussed elsewhere in this prospectus, you have the right under your annuity to ask us to convert your accumulated annuity value into a series of annuity payments. Generally, the smaller the amount of your annuity value, the smaller the amount of your annuity payments. GMIB addresses this risk, by guaranteeing a certain amount of appreciation in the amount used to produce annuity payments. Thus, even if your annuity value goes down in value, GMIB guarantees that the amount we use to determine the amount of the annuity payments will go up in value by the prescribed amount. You should select GMIB only if you are prepared to delay your annuity payments for the required waiting period and if you anticipate needing annuity payments. GMIB is no longer available for new elections.


       . LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFITS. These benefits are designed for someone who wants to access the annuity's value through withdrawals over time, rather than by annuitizing. The withdrawal amounts are guaranteed for life (or until the second to die of spouses). The way that we establish the guaranteed amount that, in turn, determines the amount of the annual lifetime payments varies among these benefits. Under TrueIncome - Highest Daily 7, for example, the guaranteed amount generally is equal to your Account Value, appreciated at seven percent annually. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. TrueIncome, TrueIncome - Spousal, and TrueIncome - Highest Daily are no longer available for new elections. UNDER ANY OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFITS (E.G., TRUEINCOME - HIGHEST DAILY 7), WITHDRAWALS IN EXCESS OF THE ANNUAL INCOME AMOUNT, CALLED "EXCESS INCOME," WILL RESULT IN A PERMANENT REDUCTION IN FUTURE GUARANTEED WITHDRAWAL AMOUNTS.


 FINALLY, PLEASE NOTE THAT CERTAIN OF THESE BENEFITS REQUIRE YOUR PARTICIPATION IN A PREDETERMINED MATHEMATICAL FORMULA THAT MAY TRANSFER YOUR ACCOUNT VALUE BETWEEN CERTAIN PERMITTED SUB-ACCOUNTS AND A BOND PORTFOLIO SUB-ACCOUNT (OR THE GENERAL ACCOUNT, FOR ONE OF THE BENEFITS). Although not guaranteed, the optional living benefit investment requirements and the applicable formula are designed to reduce the difference between your Account Value and our liability under the benefit. Minimizing such difference generally benefits us by decreasing the risk that we will use our own assets to make benefit payments to you. Though the investment requirements and formulas are designed to reduce risk, they do not guarantee any appreciation of your Account Value. In fact, they could mean that you miss appreciation opportunities in other investment options. We are not providing you with investment advice through the use of any of the formulas. In addition, the formulas do not constitute an investment strategy that we are recommending to you.

 In general, with respect to our lifetime guaranteed withdrawal benefits (e.g., TrueIncome - Highest Daily 7), please be aware that although a given withdrawal may qualify as a free withdrawal for purposes of not incurring a CDSC, the amount of the withdrawal could exceed the Annual Income Amount under the benefit and thus be deemed "Excess Income" - thereby reducing your Annual Income Amount for future years.

 PLEASE REFER TO THE BENEFIT DESCRIPTION THAT FOLLOWS FOR A COMPLETE DESCRIPTION OF THE TERMS, CONDITIONS AND LIMITATIONS OF EACH OPTIONAL BENEFIT. SEE THE CHART IN THE "INVESTMENT OPTIONS" SECTION OF THE PROSPECTUS ON PAGE 17 FOR A LIST OF INVESTMENT OPTIONS AVAILABLE AND PERMITTED WITH EACH BENEFIT. WE RESERVE THE RIGHT TO TERMINATE THIS BENEFIT IF YOU ALLOCATE FUNDS INTO NON-PERMITTED INVESTMENT OPTIONS. You should consult with your Financial Professional to determine if any of these optional benefits may be appropriate for you based on your financial needs. There are many factors to consider, but we note that among them you may want to evaluate the tax implications of these different approaches to meeting your needs, both between these benefits and in comparison to other potential solutions to your needs (e.g., comparing the tax implications of the withdrawal benefit and annuity payments and comparing annuity benefits with benefits of other products).

 TERMINATION OF EXISTING BENEFITS AND ELECTION OF NEW BENEFITS
 If you currently own an Annuity with an optional living benefit that is terminable, you may terminate the benefit rider, however you generally will only be permitted to re-elect the benefit or elect another currently available lifetime withdrawal benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the benefit was last terminated, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). We reserve the right to waive, change and/or further limit availability and election frequencies in the future. Check with your financial professional regarding the availability of re-electing or electing a benefit and any waiting period. The benefit you re-elect or elect may be more expensive than the benefit you are terminating. NOTE THAT ONCE YOU TERMINATE AN EXISTING BENEFIT, YOU LOSE THE GUARANTEES THAT YOU HAD ACCUMULATED UNDER YOUR EXISTING BENEFIT AND WE WILL BASE ANY GUARANTEES UNDER THE NEW BENEFIT ON YOUR ACCOUNT VALUE AS OF THE DATE THE NEW BENEFIT BECOMES ACTIVE. You should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you.

 TRUEACCUMULATION(R) - HIGHEST DAILY
 TRUEACCUMULATION - HIGHEST DAILY IS NO LONGER AVAILABLE FOR NEW ELECTIONS.

 TrueAccumulation - Highest Daily creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee. TrueAccumulation - Highest Daily will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

 The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant market losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date. For this same reason, the benefit may limit your ability to benefit from market increases while it is in effect.

 The initial guarantee is created on the day that TrueAccumulation - Highest Daily is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that TrueAccumulation - Highest Daily was added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which TrueAccumulation - Highest Daily was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2009, we would create a guarantee on January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and January 1, 2012, and that guarantee would mature on January 1, 2022. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

 In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date". If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio Sub-account" described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire account value is invested in an AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.

 We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2009 would increase the guaranteed amounts to $130,000 and $150,000, respectively. As illustrated in the examples below, additional Purchase Payments also increase an amount we refer to as the "dollar-for-dollar corridor."

 We reflect the effect of withdrawals by reference to an amount called the "dollar-for-dollar corridor." The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election). Each "benefit year" (i.e., a year that begins on the date of election of TrueAccumulation - Highest Daily and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year (ii) the amount of each outstanding guarantee amount, and (iii) the highest daily Account Value that we calculate to establish a guarantee, by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee. We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal")
 (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each guaranteed amount, the highest daily Account Value that we calculate to establish a guarantee and the dollar for dollar corridor itself. See examples of this calculation below.

 Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.

 EXAMPLES
 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the TrueAccumulation - Highest Daily benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for TrueAccumulation - Highest Daily or other fees and charges.

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity
 Year). No prior withdrawals have been taken. As the amount withdrawn is less than the dollar-for-dollar Limit:
..   The initial guarantee amount is reduced by the amount withdrawn (i.e., by
    $10,000, from $250,000 to $240,000).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   the initial guarantee amount is first reduced by the Remaining Limit (from
    $240,000 to $237,500);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or
       $177,500).

 The resulting initial guarantee amount is: $237,500 X (1 - [$7,500 / $177,500]), or $227,464.79.

..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 The resulting dollar-for-dollar corridor for the next Annuity Year is calculated by multiplying the prior dollar-for-dollar corridor by the same ratio by which we reduce the Guarantee Amount above: $12,500 X (1 - $7,500 / $177,500), or $11,971.83.

 KEY FEATURE - ALLOCATION OF ACCOUNT VALUE
 TrueAccumulation uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. This required formula helps us manage our financial exposure under TrueAccumulation, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix D of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled "Investment Options." In addition, you can find a copy of the AST bond portfolio prospectus by going to www.accessallstate.com.


 For purposes of operating the TrueAccumulation formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected TrueAccumulation, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made, the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below. In the formula, we use the term "Transfer Account" to refer to the AST bond portfolio Sub-account to which a transfer would be made. As indicated the formula and the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the formula applicable to you under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

 In general, the formula works as follows. Under the formula, Account Value will transfer between the "Permitted Sub-accounts" and an AST bond portfolio Sub-account when dictated by the pre-determined mathematical formula. On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the "Projected Future Guarantee." The "Projected Future Guarantee" is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning TrueAccumulation - Highest Daily) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.

 For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the current AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.

 As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Where you have not elected the 90% cap feature, at any given time, some, none, or all of your Account Value may be allocated to an AST bond portfolio Sub-account. For such elections, if your entire Account Value is transferred to an AST bond portfolio Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST bond portfolio Sub-account and the entire Account Value would remain in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money into or out of the AST bond portfolio Sub-account. Once the Purchase Payments are allocated to your Annuity, they also will be subject to the formula, which may result in immediate transfers to or from the AST bond portfolio Sub-accounts, if dictated by the formula. If you have elected the 90% cap feature discussed below, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your guarantee amount(s);
..   The amount of time until the maturity of your guarantee(s);
..   The amount invested in, and the performance of, the Permitted Sub-accounts;
..   The amount invested in, and the performance of, the AST bond portfolio
    Sub-accounts;
..   The discount rate used to determine the present value of your guarantee(s);
..   Additional Purchase Payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

 Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

 ELECTION/CANCELLATION OF THE BENEFIT
 Beginning after May 7, 2010, we no longer permit new elections of TrueAccumulation - Highest Daily. If you currently participate in TrueAccumulation - Highest Daily, your guarantees are unaffected by the fact that we no longer offer TrueAccumulation - Highest Daily.

 If you wish, you may cancel TrueAccumulation - Highest Daily. Upon cancellation of TrueAccumulation - Highest Daily, any Account Value allocated to the AST Bond Portfolio Sub-accounts used with the pre-determined mathematical formula will be reallocated to the Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata. YOU ALSO SHOULD BE AWARE THAT UPON TERMINATION OF TRUEACCUMULATION - HIGHEST DAILY, YOU WILL LOSE ALL GUARANTEES THAT YOU HAD ACCUMULATED UNDER THE BENEFIT. ONCE TRUEACCUMULATION - HIGHEST DAILY IS CANCELLED YOU CANNOT RE-ELECT IT OR ANOTHER OPTIONAL LIVING BENEFIT.

 TrueAccumulation - Highest Daily will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, TrueAccumulation - Highest Daily will no longer provide any guarantees. The charge for TrueAccumulation - Highest Daily will no longer be deducted from your Account Value upon termination of the benefit.

 SPECIAL CONSIDERATIONS UNDER TRUEACCUMULATION - HIGHEST DAILY
 This benefit is subject to certain rules and restrictions, including, but not limited to the following:
   . Upon inception of the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section of this prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
   . You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.
   . Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.
   . Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.

   . As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
   . We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit.

 CHARGES UNDER THE BENEFIT
 We deduct an annual charge equal to 0.60% (0.35%, for elections prior to May 1, 2009) of the average daily net assets of the Sub-accounts (including each AST bond portfolio Sub-account) for participation in TrueAccumulation - Highest Daily. The charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum charges shown in the section of this prospectus entitled "Summary of Contract Fees and Charges."

 OPTIONAL 90% CAP FEATURE FOR TRUEACCUMULATION - HIGHEST DAILY

 If you currently own an Annuity and have elected the TrueAccumulation - Highest Daily benefit, you can elect this optional feature, at no additional cost, which utilizes a new mathematical formula. The predetermined mathematical formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The formula is set forth in Appendix D of this prospectus, and is described below. Only the election of the 90% cap feature will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% Cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value. The cap can be referred to as "the 90% cap" OR "the 90% cap rule" OR "the 90% cap feature."


 As with the formula that does not include the 90% cap feature, the formula with the 90% cap feature determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as the "Projected Future Guarantee" (as described above).

 For purposes of operating the formula for TrueAccumulation - Highest Daily, we have included within this Annuity several AST bond portfolio Sub-accounts in order to offer the initial and subsequent guarantees under the benefit. These are currently AST Bond Portfolio 2018, AST Bond Portfolio 2019, AST Bond Portfolio 2020, and AST Bond Portfolio 2021. Each AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020 (corresponding to all guarantees that mature in 2020), an AST bond portfolio whose underlying investments generally mature in 2021 (corresponding to all guarantees that mature in 2021), and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected TrueAccumulation - Highest Daily, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to, or transfer Account Value to or from, such a Portfolio. Please see the prospectus for your Annuity and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

 Under the new formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account ("90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.

 If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap rule is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).

 For example,
..   March 19, 2010 - a transfer is made that results in the 90% cap rule being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
..   As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) - the
    $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).
..   Once there is a transfer out of the Transfer AST bond portfolio Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

 If at the time you elect the 90% cap rule, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following "hierarchy" (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any auto-rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or
 (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments.

 It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. It is possible that an additional transfer(s) to the Permitted Sub-accounts could occur the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST Bond Portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.

 Once the transfer restriction of the 90% cap rule is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

 IMPORTANT CONSIDERATIONS WHEN ELECTING THIS FEATURE:
..   At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
..   Please be aware that because of the way the 90% cap rule mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.
..   Your election of the 90% cap rule will not result in your losing the guarantees you had accumulated under your existing TrueAccumulation - Highest Daily benefit.

 GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
 The Guaranteed Minimum Income Benefit is no longer available for new elections.

 The Guaranteed Minimum Income Benefit is an optional benefit that, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on a guaranteed minimum value (called the "Protected Income Value") that increases after the waiting period begins, regardless of the impact of Sub-account performance on your Account Value. The benefit may be appropriate for you if you anticipate using your Annuity as a future source of periodic fixed income payments for the remainder of your life and wish to ensure that the basis upon which your income payments will be calculated will achieve at least a minimum amount despite fluctuations in market performance. There is an additional charge if you elected the GMIB benefit.

 KEY FEATURE - PROTECTED INCOME VALUE
 The Protected Income Value is the minimum amount that we guarantee will be available (net of any applicable tax charge), after a waiting period of at least seven years, as a basis to begin receiving fixed annuity payments. The Protected Income Value is initially established on the effective date of the GMIB benefit and is equal to your Account Value on such date. Currently, since the GMIB benefit may only be elected at issue, the effective date is the Issue Date of your Annuity. The Protected Income Value is increased daily based on an annual growth rate of 5%, subject to the limitations described below. The Protected Income Value is referred to as the "Protected Value" in the rider we issue for this benefit. The 5% annual growth rate is referred to as the "Roll-Up Percentage" in the rider we issue for this benefit.

 The Protected Income Value is subject to a limit of 200% (2X) of the sum of the Protected Income Value established on the effective date of the GMIB benefit, or the effective date of any step-up value, plus any additional purchase payments (and any Credit that is applied to such purchase payments in the case of X Series) made after the waiting period begins ("Maximum Protected Income Value"), minus the impact of any withdrawals (as described below in "Impact of Withdrawals on the Protected Income Value") you make from your Annuity after the waiting period begins.
..   Subject to the maximum age/durational limits described immediately below, we will no longer increase the Protected Income Value by the 5% annual growth rate once you reach the Maximum Protected Income Value. However, we will increase the Protected Income Value by the amount of any additional purchase payments after you reach the Maximum Protected Income Value. Further, if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.
..   Subject to the Maximum Protected Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of the anniversary date on or immediately following the Annuitant's 80/th/ birthday or the 7/th/ anniversary of the later of the effective date of the GMIB benefit or the effective date of the most recent step-up. However, we will increase the Protected Income Value by the amount of any additional purchase payments (and any Credit that is applied to such purchase payments in the case of X Series). Further, if you make withdrawals after the Annuitant reaches the maximum age/duration limits, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.
..   Subject to the Maximum Protected Income Value, if you make an additional
    Purchase Payment, we will increase the Protected Income Value by the amount of the Purchase Payment (and any Credit that is applied to such Purchase Payment in the case of X Series) and will apply the 5% annual growth rate on the new amount from the date the Purchase Payment is applied.
..   As described below, after the waiting period begins, cumulative withdrawals each Annuity Year that are up to 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value by the amount of the withdrawal. Cumulative withdrawals each Annuity Year in excess of 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value proportionately. All withdrawals after the Maximum Protected Income Value is reached will reduce the Protected Income Value proportionately. The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

 STEPPING-UP THE PROTECTED INCOME VALUE - You may elect to "step-up" or "reset" your Protected Income Value if your Account Value is greater than the current Protected Income Value. Upon exercise of the step-up provision, your initial Protected Income Value will be reset equal to your current Account Value. From the date that you elect to step-up the Protected Income Value, we will apply the 5% annual growth rate to the stepped-up Protected Income Value, as described above. You can exercise the step-up provision twice while the GMIB benefit is in effect, and only while the Annuitant is less than age 76.
..   A new seven-year waiting period will be established upon the effective date of your election to step-up the Protected Income Value. You cannot exercise your right to begin receiving annuity payments under the GMIB benefit until the end of the new waiting period. In light of this waiting period upon resets, it is not recommended that you reset your GMIB if the required beginning date under IRS minimum distribution requirements would commence during the 7 year waiting period. See "Tax Considerations" section in this prospectus for additional information on IRS requirements.
..   The Maximum Protected Income Value will be reset as of the effective date of any step-up. The new Maximum Protected Income Value will be equal to
    200% of the sum of the Protected Income Value as of the effective date of the step-up plus any subsequent purchase payments (and any Credit that is applied to such purchase payments in the case of X Series), minus the impact of any withdrawals after the date of the step-up.
..   When determining the guaranteed annuity purchase rates for annuity payments under the GMIB benefit, we will apply such rates based on the number of years since the most recent step-up.
..   If you elect to step-up the Protected Income Value under the benefit, and on the date you elect to step-up, the charges under the GMIB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.
..   A step-up will increase the dollar for dollar limit on the anniversary of the Issue Date of the Annuity following such step-up.

 Impact of Withdrawals on the Protected Income Value - Cumulative withdrawals each Annuity Year up to 5% of the Protected Income Value will reduce the Protected Income Value on a "dollar-for-dollar" basis (the Protected Income Value is reduced by the actual amount of the withdrawal). Cumulative withdrawals in any Annuity Year in excess of 5% of the Protected Income Value will reduce the Protected Income Value proportionately (see the examples of this calculation below). The 5% annual withdrawal amount is determined on each anniversary of the Issue Date (or on the Issue Date for the first Annuity
 Year) and applies to any withdrawals during the Annuity Year. This means that the amount available for withdrawals each Annuity Year on a "dollar-for-dollar" basis is adjusted on each Annuity anniversary to reflect changes in the Protected Income Value during the prior Annuity Year.

 The Maximum Protected Income Value is reduced by the same dollar-for-dollar amount as the Protected Income Value is reduced and the same proportional percentage as the Protected Income Value is reduced.

 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GMIB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of X Series); 3.) an initial Protected Income Value of $250,000; 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000); and 5.) a
 Maximum Protected Income Value of $500,000 (200% of the initial Protected Income Value). The values set forth here are purely hypothetical and do not reflect the charge for GMIB or any other fees and charges.

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity
 Year). No prior withdrawals or step-ups have been taken. Immediately prior to the withdrawal, the Protected Income Value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:
..   The Protected Income Value is reduced by the amount withdrawn (i.e., by
    $10,000, from $251,038.10 to $241,038.10).
..   The Maximum Protected Income Value is reduced by the amount withdrawn
    (i.e., by $10,000 from $500,000.00 to $490,000.00).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). Immediately before the withdrawal, the Account Value is $220,000, the Protected Income Value is $242,006.64 and the Maximum Protected Income Value is $490,000.00. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   the Protected Income Value is first reduced by the Remaining Limit (from
    $242,006.64 to $239,506.64);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($220,000 - $2,500, or
       $217,500).

 The resulting Protected Income Value is: $239,506.64 X (1 - $7,500 / $217,500), or $231,247.79.

..   The Maximum Protected Income Value is reduced first by the same dollar amount as the Protected Income Value ($490,000.00 - $2,500 or $487,500,00) and by the same proportion as for the Protected Income Value ($487,500.00 X
    0.9655 or $470,689.66).
..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 EXAMPLE 3. RESET OF THE DOLLAR-FOR-DOLLAR LIMIT
 A $10,000 withdrawal is made on the first anniversary of the Issue Date, October 13, 2006 (second Annuity Year). Prior to the withdrawal, the Protected Income Value is $240,838.37 and the Maximum Protected Income Value is $470,689.66. The Remaining Limit is reset to 5% of the Protected Income Value amount, or $12,041.92. As the amount withdrawn is less than the dollar-for-dollar limit:
..   the Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,838.37 to $230,838.37).
..   The Maximum Protected Income Value is also reduced by the amount withdrawn
    (i.e., by $10,000 from $470,689.66 to $460,689.66).
..   the Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,041.92 to $2,041.92).

 KEY FEATURE - GMIB ANNUITY PAYMENTS
 You can elect to apply the Protected Income Value to one of the available GMIB Annuity Payment Options on any anniversary date following the initial waiting period, or any subsequent waiting period established upon your election to step-up the Protected Income Value. Once you have completed the waiting period, you will have a 30-day period each year, prior to the Annuity anniversary, during which you may elect to begin receiving annuity payments under one of the available GMIB Annuity Payment Options. You must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's or your 95/th/ birthday (whichever is sooner), except for Annuities used as a funding vehicle for an IRA or SEP IRA, in which case you must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's 92/nd/ birthday.

 Your Annuity or state law may require you to begin receiving annuity payments at an earlier date.

 The amount of each GMIB Annuity Payment will be determined based on the age and, where permitted by law, sex of the Annuitant by applying the Protected Income Value (net of any applicable tax charge that may be due) to the GMIB Annuity Payment Option you choose. We use special annuity purchase rates to calculate the amount of each payment due under the GMIB Annuity Payment Options. These special rates for the GMIB Annuity Payment Options are calculated using an assumed interest rate factor that provides for lower growth in the value applied to produce annuity payments than if you elected an annuity payment option that is not part of the GMIB benefit. These special rates also are calculated using other factors such as "age setbacks" (use of an age lower than the Annuitant's actual age) that result in lower payments than would result if you elected an annuity payment option that is not part of the GMIB benefit. Use of an age setback entails a longer assumed life for the Annuitant which in turn results in lower annuity payments.

 ON THE DATE THAT YOU ELECT TO BEGIN RECEIVING GMIB ANNUITY PAYMENTS, WE GUARANTEE THAT YOUR PAYMENTS WILL BE CALCULATED BASED ON YOUR ACCOUNT VALUE AND OUR THEN CURRENT ANNUITY PURCHASE RATES IF THE PAYMENT AMOUNT CALCULATED ON THIS BASIS WOULD BE HIGHER THAN IT WOULD BE BASED ON THE PROTECTED INCOME VALUE AND THE SPECIAL GMIB ANNUITY PURCHASE RATES.

 GMIB ANNUITY PAYMENT OPTION 1 - PAYMENTS FOR LIFE WITH A CERTAIN PERIOD Under this option, monthly annuity payments will be made until the death of the Annuitant. If the Annuitant dies before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

 GMIB ANNUITY PAYMENT OPTION 2 - PAYMENTS FOR JOINT LIVES WITH A CERTAIN PERIOD Under this option, monthly annuity payments will be made until the death of both the Annuitant and the Joint Annuitant. If the Annuitant and the Joint Annuitant die before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.
..   If the Annuitant dies first, we will continue to make payments until the later of the death of the Joint Annuitant and the end of the period certain. However, if the Joint Annuitant is still receiving annuity payments following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.
..   If the Joint Annuitant dies first, we will continue to make payments until the later of the death of the Annuitant and the end of the period certain.

 You cannot withdraw your Account Value or the Protected Income Value under either GMIB Annuity Payment Option once annuity payments have begun. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

 OTHER IMPORTANT CONSIDERATIONS
 YOU SHOULD NOTE THAT GMIB IS DESIGNED TO PROVIDE A TYPE OF INSURANCE THAT SERVES AS A SAFETY NET ONLY IN THE EVENT YOUR ACCOUNT VALUE DECLINES SIGNIFICANTLY DUE TO NEGATIVE INVESTMENT PERFORMANCE. IF YOUR ACCOUNT VALUE IS NOT SIGNIFICANTLY AFFECTED BY NEGATIVE INVESTMENT PERFORMANCE, IT IS UNLIKELY THAT THE PURCHASE OF THE GMIB WILL RESULT IN YOUR RECEIVING LARGER ANNUITY PAYMENTS THAN IF YOU HAD NOT PURCHASED GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing annuity payout options outside of GMIB. Therefore, you may generate higher income payments if you were to annuitize a lower Account Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher Protected Value than your Account Value but, at the annuity purchase rates guaranteed under the GMIB. The GMIB benefit does not directly affect an Annuity's Account Value, Surrender Value or the amount payable under either the basic Death Benefit provision of the Annuity or any optional Death Benefit provision. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.
..   Each Annuity offers other annuity payment options that you can elect which do not impose an additional charge, but which do not offer to guarantee a minimum value on which to make annuity payments.
..   Where allowed by law, we reserve the right to limit subsequent purchase payments if we determine, at our sole discretion, that based on the timing of your purchase payments and withdrawals, your Protected Income Value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.
..   We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.
..   If you change the Annuitant after the effective date of the GMIB benefit, the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant. If the new Annuitant would not be eligible to elect the GMIB benefit based on his or her age at the time of the change, then the GMIB benefit will terminate.
..   Annuity payments made under the GMIB benefit are subject to the same tax treatment as any other annuity payment.
..   At the time you elect to begin receiving annuity payments under the GMIB benefit or under any other annuity payment option we make available, the protection provided by an Annuity's basic Death Benefit or any optional Death Benefit provision you elected will no longer apply.

 ELECTION OF THE BENEFIT
 The GMIB benefit is no longer available for election. If you currently participate in GMIB, your existing guarantees are unaffected by the fact that we no longer offer GMIB.

 TERMINATION OF THE BENEFIT
 The GMIB benefit cannot be terminated by the Owner once elected. The GMIB benefit automatically terminates as of the date your Annuity is fully surrendered, on the date the Death Benefit is payable to your Beneficiary (unless your surviving spouse elects to continue your Annuity), or on the date that your Account Value is transferred to begin making annuity payments. The GMIB benefit may also be terminated if you designate a new Annuitant who would not be eligible to elect the GMIB benefit based on his or her age at the time of the change.

 Upon termination of the GMIB benefit we will deduct the charge from your Account Value for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

 CHARGES UNDER THE BENEFIT
 Currently, we deduct a charge equal to 0.50% per year of the average Protected Income Value for the period the charge applies. Because the charge is calculated based on the average Protected Income Value, it does not increase or decrease based on changes to the Annuity's Account Value due to market performance. The dollar amount you pay each year will increase in any year the Protected Income Value increases, and it will decrease in any year the Protected Income Value decreases due to withdrawal, irrespective of whether your Account Value increases or decreases.

 The charge is deducted annually in arrears each Annuity Year on the anniversary of the Issue Date of an Annuity. We deduct the amount of the charge pro-rata from the Account Value allocated to the Sub-accounts and the Fixed Allocations. If you surrender your Annuity, begin receiving annuity payments under the GMIB benefit or any other annuity payment option we make available during an Annuity Year, or the GMIB benefit terminates, we will deduct the charge for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

 No charge applies after the Annuity Date.

 TRUEINCOME(R)
 TrueIncome is no longer being offered. TrueIncome could have been elected only where the Annuitant and the Owner were the same person or, if the Annuity Owner is an entity, where there was only one Annuitant. The Annuitant must have been at least 45 years old when the benefit is elected. TrueIncome was not available if you elected any other optional living benefit. As long as your TrueIncome is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.

 The benefit guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the withdrawal benefit will be zero. You do not choose between these two options; each option will continue to be available as long as your Annuity has an Account Value and TrueIncome is in effect. Certain benefits under TrueIncome may remain in effect even if the Account Value of your Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your Annuity following your election of TrueIncome. The initial Protected Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect TrueIncome, plus any additional purchase payments, as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to X Series, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value, the Annual Income Amount and the Annual Withdrawal Amount (see below for a description of Annual Income Amount and Annual Withdrawal Amount).
..   If you elected TrueIncome at the time you purchased your Annuity, the
    Account Value was your initial Purchase Payment.

..   For existing Owners who elected TrueIncome, the Account Value on the date of your election of TrueIncome will be used to determine the initial Protected Withdrawal Value.
..   If you make additional purchase payments after your first withdrawal, the
    Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment.

 The Protected Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar basis up to the Annual Withdrawal Amount, per Annuity Year, of the Protected Withdrawal Value and on the greater of a dollar-for-dollar basis or a pro rata basis for withdrawals in an Annuity Year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point the Annual Withdrawal Amount will be zero until such time (if any) as the Annuity reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the Annuity).

 STEP-UP OF THE PROTECTED WITHDRAWAL VALUE
 You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Account Value is greater than the Protected Withdrawal Value.

..   You are eligible to step-up the Protected Withdrawal Value on or after the
    1/st/ anniversary of the first withdrawal under TrueIncome
..   The Protected Withdrawal Value can be stepped up again on or after the
    1/st/ anniversary of the preceding step-up

 If you elect to step-up the Protected Withdrawal Value under the benefit, and on the date you elect to step-up, the charges under TrueIncome have changed for new purchasers, your benefit may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Account Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.

 If you elected TrueIncome and have also elected the Auto Step-Up feature:
..   the first Auto Step-Up opportunity will occur on the 1/st/ Annuity
    Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome or (2) the most recent step-up
..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Account Value is greater than the Annual Income Amount by any amount
..   if at the time of the first Auto Step-Up opportunity, 5% of the Account
    Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs
..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the
    1/st/ Annuity Anniversary that is at least one year after the most recent step-up

 If on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for TrueIncome has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER TRUEINCOME
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under TrueIncome, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up (or an auto step-up is effected), your Annual Income Amount increases to equal 5% of your Account Value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (and any associated Credit with respect to X Series). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 KEY FEATURE - ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT
 The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under TrueIncome, if your cumulative withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a dollar-for-dollar basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount ("Excess Withdrawal"), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Account Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. When you elect a step-up (or an auto step-up is effected), your Annual Withdrawal Amount increases to equal 7% of your Account Value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments (and any associated Credit with respect to X Series). A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

 TrueIncome does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.
..   If, cumulatively, you withdraw an amount less than the Annual Withdrawal
    Amount under the Withdrawal Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.
..   If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

 EXAMPLES OF WITHDRAWALS
 The following examples of dollar-for-dollar and proportional reductions of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome or any other fees and charges.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33
 (b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 -
    $10,000 = $8,550.
    Annual Withdrawal Amount for future Annuity Years remains at $18,550.
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250.
    Annual Income Amount for future Annuity Years remains at $13,250.
..   Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 (a)If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 -
    $15,000 = $3,550. Annual Withdrawal Amount for future Annuity Years remains at $18,550
..   Remaining Annual Income Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93

 Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157
..   Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

 (b)If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.
..   Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value
    before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489

 Annual Withdrawal Amount for future Annuity Years = $18,550 - $489 = $18,061
..   Remaining Annual Income Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250 = $623.

 Annual Income Amount for future Annuity Years = $13,250 - $623 = $12,627
..   Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount
    ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction. Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450
..   Proportional reduction = Excess Withdrawal/Account Value before Excess
    Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503 Protected Withdrawal Value = $246,450 - max {$6,450,
    $6,503} = $239,947

 BENEFITS UNDER TRUEINCOME
..   If your Account Value is equal to zero, and the cumulative withdrawals in the current Annuity Year are greater than the Annual Withdrawal Amount, TrueIncome will terminate. To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Thus, in that scenario, the remaining amounts under the Life Income Benefit and the Withdrawal Benefit would be payable even though your Account Value was reduced to zero. Once you make this election we will make an additional payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the Annuity Year, if any, depending on the option you choose. In subsequent Annuity Years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount as described in this Prospectus. You will not be able to change the option after your election and no further purchase payments will be accepted under your Annuity. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Account Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Account Value equals zero no further purchase payments will be accepted under your Annuity.
..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the Annuitant's death; or
       (3)request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the Annuitant's death or the date the Protected Withdrawal Value is depleted.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine a Protected Withdrawal
    Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under TrueIncome are subject to all of the terms and conditions of your Annuity, including any applicable CDSC.
..   Withdrawals made while TrueIncome is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity. TrueIncome does not directly affect your Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome. TrueIncome provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual
    Income Amount in the form of periodic benefit payments.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.
..   The basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 ELECTION OF THE BENEFIT
 We no longer permit elections of TrueIncome. If you wish, you may cancel TrueIncome, however you will not be permitted to re-elect it or elect another lifetime withdrawal benefit. IF YOU CANCEL TRUEINCOME, YOU LOSE ALL GUARANTEES UNDER THE BENEFIT.

 TERMINATION OF THE BENEFIT
 The benefit terminates automatically when your Protected Withdrawal Value and Annual Income Amount equal zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon the death of the Annuitant, upon a change in ownership of your Annuity that changes the tax identification number of the Owner, upon change in the Annuitant or upon your election to begin receiving annuity payments. While you may terminate your benefit at any time, we may not terminate the benefit other than in the circumstances listed above.

 The charge for TrueIncome will no longer be deducted from your Account Value upon termination of the benefit.

 ADDITIONAL TAX CONSIDERATIONS

 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value.


 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of this prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 TRUEINCOME - SPOUSAL
 TrueIncome - Spousal is no longer being offered. TrueIncome - Spousal must have been elected based on two Designated Lives, as described below. Each Designated Life must have been at least 55 years old when the benefit was elected. TrueIncome - Spousal was not available if you elected any other optional living benefit or optional death benefit. As long as your TrueIncome - Spousal is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.

 The benefit guarantees until the later death of two natural persons that are each other's spouses at the time of election of TrueIncome - Spousal and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount ("Spousal Life Income Benefit") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Account Value of the Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

 KEY FEATURE - INITIAL PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the Annuity following your election of TrueIncome - Spousal. The initial Protected Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect TrueIncome - Spousal, plus any additional purchase payments as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity, until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to X Series, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value and the Annual Income Amount (see below for a description of Annual Income Amount).

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER TRUEINCOME - SPOUSAL
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under TrueIncome - Spousal, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Spousal Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. TrueIncome - Spousal does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount.

 STEP-UP OF ANNUAL INCOME AMOUNT
 You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your Account Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1/st/ anniversary of the first withdrawal under TrueIncome - Spousal. The Annual Income Amount can be stepped up again on or after the 1/st/ anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount under the benefit, and on the date you elect to step-up, the charges under TrueIncome - Spousal have changed for new purchasers, your benefit may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Account Value after the step-up. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (plus any Credit with respect to X Series). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome - Spousal or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Account Value is greater than the Annual Income Amount by any amount. If 5% of the Account Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for

 TrueIncome - Spousal has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.

 EXAMPLES OF WITHDRAWALS AND STEP-UP
 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome - Spousal are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000; and 5.) the Account Value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome - Spousal or any other fees and charges.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33
 (b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 If $10,000 was withdrawn (less than the Annual Income Amount) on March 1,
 2006, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250.
..   Annual Income Amount for future Annuity Years remains at $13,250

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $0

..   Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 =
    $1,750) reduces

..   Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93. Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157

 EXAMPLE 3. STEP-UP OF THE ANNUAL INCOME AMOUNT
 If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Account Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.

 BENEFITS UNDER TRUEINCOME - SPOUSAL
 To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this Prospectus. No further purchase payments will be accepted under your Annuity. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.
..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine an initial Protected
    Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under TrueIncome - Spousal are subject to all of the terms and conditions of the Annuity, including any CDSC.
..   Withdrawals made while TrueIncome - Spousal is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Spousal does not directly affect the Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the TrueIncome - Spousal. TrueIncome - Spousal provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.
..   There may be circumstances where you will continue to be charged the full amount for TrueIncome - Spousal even when the benefit is only providing a guarantee of income based on one life with no survivorship.

..   In order for the Surviving Designated Life to continue TrueIncome - Spousal upon the death of an owner, the Designated Life must elect to assume ownership of the Annuity under the spousal continuation option. See
    "Spousal Designations", and "Spousal Beneficiary - Assumption of Annuity" in this Prospectus.

..   The Basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome - Spousal benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome - Spousal benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 We no longer permit elections of TrueIncome - Spousal. - If you wish, you may cancel TrueIncome - Spousal, however you will not be permitted to re-elect it or elect any other living benefit. IF YOU CANCEL THE BENEFIT, YOU LOSE ALL GUARANTEES UNDER THE BENEFIT.

 TrueIncome - Spousal could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. TrueIncome - Spousal could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 55 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 55 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 55 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a)if one Owner dies and the surviving spousal Owner assumes the Annuity or

 (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, TrueIncome - Spousal may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

 TERMINATION OF THE BENEFIT
 The benefit terminates automatically when your Annual Income Amount equals zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit also terminates upon your surrender of the Annuity, upon the first Designated Life to die if the Annuity is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.

 The charge for TrueIncome - Spousal will no longer be deducted from your Account Value upon termination of the benefit.

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the annuity payment and Death Benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 TRUEINCOME - HIGHEST DAILY


 TrueIncome - Highest Daily is no longer offered for new elections. The income benefit under TrueIncome - Highest Daily currently is based on a single "designated life" who is at least 55 years old on the date that the benefit was acquired. TrueIncome - Highest Daily was not available if you elected any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). Any DCA program that transfers Account Value from a Fixed Allocation is also not available as Fixed Allocations are not permitted with the benefit. As long as your TrueIncome - Highest Daily is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this benefit.


 The benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Total Annual Income Amount") equal to a percentage of an initial principal value (the "Total Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our new rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in TrueIncome - Highest Daily, and in Appendix C to this prospectus, we set forth the pre-determined mathematical formula under which we make the asset transfers.


 As discussed below, a key component of TrueIncome - Highest Daily is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Highest Daily.

 KEY FEATURE - TOTAL PROTECTED WITHDRAWAL VALUE
 The Total Protected Withdrawal Value is used to determine the amount of the annual payments under TrueIncome - Highest Daily. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.

 The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect TrueIncome - Highest Daily. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:
..   the Protected Withdrawal Value for the immediately preceding Valuation Day
    (the "Prior Valuation Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and
..   the Account Value.

 If you have not made a withdrawal prior to the tenth anniversary of the date you elected TrueIncome - Highest Daily (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Account Value.

 The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal Value. If so, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

 (a)200% of the Account Value on the date you elected TrueIncome - Highest
    Daily;
 (b)200% of all purchase payments (and any associated Credits) made during the one-year period after the date you elected TrueIncome - Highest Daily; and
 (c)100% of all purchase payments (and any associated Credits) made more than one year after the date you elected TrueIncome - Highest Daily, but prior to the date of your first withdrawal.

 We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent purchase payments (and any associated Credits) will increase the Total Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Total Annual Income Amount.

 KEY FEATURE - TOTAL ANNUAL INCOME AMOUNT UNDER TRUEINCOME - HIGHEST DAILY
 The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. For purposes of the mathematical formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value.

 Under TrueIncome - Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount ("Excess Income"), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply.

 Any Purchase Payment that you make will increase the then-existing Total
 Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).


 If your Annuity permits additional Purchase Payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.


 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for TrueIncome - Highest Daily has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Highest Daily upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Highest Daily does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under TrueIncome - Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Highest Daily or any other fees and charges. Assume the following for all three examples:
   .   The Issue Date is December 1, 2006.
   .   TrueIncome - Highest Daily is elected on March 5, 2007.

 DOLLAR-FOR-DOLLAR REDUCTIONS
 On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount - $6,000 less $2,500 = $3,500.

 PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).

 HERE IS THE CALCULATION:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Total Annual Income Amount                                     $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Total Annual Income Amount for future Annuity Years            $  5,915.49

 HIGHEST QUARTERLY AUTO STEP-UP
 On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credit with respect to X Series).

 Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 HIGHEST QUARTERLY VALUE
                                     (ADJUSTED WITH       ADJUSTED TOTAL ANNUAL
                                 WITHDRAWAL AND PURCHASE INCOME AMOUNT (5% OF THE
DATE*              ACCOUNT VALUE       PAYMENTS)**       HIGHEST QUARTERLY VALUE)
-----              ------------- ----------------------- ------------------------
June 1, 2007        $118,000.00        $118,000.00              $5,900.00
August 6, 2007      $110,000.00        $112,885.55              $5,644.28
September 1, 2007   $112,000.00        $112,885.55              $5,644.28
December 1, 2007    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

 BENEFITS UNDER TRUEINCOME - HIGHEST DAILY
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under TrueIncome - Highest Daily, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount, TrueIncome - Highest Daily terminates, and no additional payments will be made.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Total Annual Income
    Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that if your Annuity has a maximum Annuity Date requirement, payments that we make under this benefit as of that date will be treated as annuity payments.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under TrueIncome - Highest Daily are subject to all of the terms and conditions of the Annuity, including any CDSC.
..   Withdrawals made while TrueIncome - Highest Daily is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.
    TrueIncome - Highest Daily does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Highest Daily. TrueIncome
    - Highest Daily provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.
..   Upon inception of the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts. However, the mathematical formula component of the benefit as described below may transfer Account Value to the Benefit Fixed Rate Account as of the effective date of the benefit in some circumstances.
..   You cannot allocate purchase payments or transfer Account Value to or from a Fixed Allocation if you elect this benefit.
..   Transfers to and from the Sub-accounts and the Benefit Fixed Rate Account triggered by the formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain
    TrueIncome - Highest Daily. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.
..   The charge for TrueIncome - Highest Daily is 0.60% annually, assessed against the average daily net assets of the Sub-accounts. This charge is in addition to any other fees under the annuity. Also, the cost to us of providing the benefit is a factor, among many, that we consider when determining the interest rate credited under the Benefit Fixed Rate Account, and therefore, we credit lower interest rates due to this factor than we otherwise would.
..   The Basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome - Highest Daily benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome - Highest Daily benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 For TrueIncome - Highest Daily, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.

 Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome - Highest Daily. Similarly, any change of Owner will result in cancellation of TrueIncome - Highest Daily, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) both the new Owner and previous Owner are entities or (c) the previous Owner is a natural person and the new Owner is an entity.

 We no longer permit elections of TrueIncome - Highest Daily. If you wish, you may cancel TrueIncome - Highest Daily, however you will not be permitted to re-elect it or elect any other living benefit. Upon cancellation of TrueIncome
 - Highest Daily, any Account Value allocated to the Benefit Fixed Rate Account used with the pre-determined mathematical formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata according to the value of your Sub-accounts at the time of the re-allocation. IF YOU CANCEL THE BENEFIT, YOU LOSE ALL GUARANTEES UNDER THE BENEFIT.

 TERMINATION OF THE BENEFIT
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit. If you terminate the benefit, you will lose the Protected Withdrawal Value, Annual Income Amount, as well as any Enhanced Protected Withdrawal Value and Return of Principal Guarantees.

 Upon termination of TrueIncome - Highest Daily, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). Upon termination, we may limit or prohibit investment in the Fixed Allocations.

 RETURN OF PRINCIPAL GUARANTEE
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 (a)your Account Value on the day that you elected TrueIncome - Highest Daily;
    and
 (b)the sum of each Purchase Payment you made (including any Credits with respect to X Series) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of our variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Total Protected Withdrawal Value, your death benefit, or the amount of any other or optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Highest Daily and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 MATHEMATICAL FORMULA COMPONENT OF TRUEINCOME - HIGHEST DAILY
 As indicated above, we limit the sub-accounts to which you may allocate Account Value if you have elected TrueIncome - Highest Daily. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Highest Daily, we require that you participate in our mathematical formula under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the Benefit Fixed Rate Account). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to or transfer Account Value to or from the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for TrueIncome
 - Highest Daily. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.


 Under the formula component of TrueIncome - Highest Daily, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with the formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in Appendix C to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount. If you select the new mathematical formula, see the discussion regarding the 90% cap.


 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once elected, the ratios we use will be fixed.

 While you are not notified when the formula dictates a transfer, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Highest Daily.

 Depending on the results of the formula calculation we may, on any day:
..   Not make any transfer between the Permitted Sub-accounts and the Benefit
    Fixed Rate Account; or
..   If a portion of your Account Value was previously allocated to the Benefit
    Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
..   Transfer all or a portion of your Account Value in the Permitted
    Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Benefit Fixed Rate Account. If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula. The amounts of any such transfer will vary, as dictated by the formula, and will depend on the factors listed below.

 Prior to the first withdrawal, the primary driver of transfers to the Benefit Fixed Rate Account is the difference between your Account Value and your Total Protected Withdrawal Value. If none of your Account Value is allocated to the Benefit Fixed Rate Account, then over time the formula permits an increasing difference between the Account Value and the Total Protected Withdrawal Value before a transfer to the Benefit Fixed Rate Account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the Benefit Fixed Rate Account, the smaller the difference between the Total Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the Benefit Fixed Rate Account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Benefit Fixed Rate Account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your Total Protected
    Withdrawal Value;
..   The amount of time TrueIncome - Highest Daily has been in effect on your
    Annuity;
..   The amount allocated to and the performance of the Permitted Sub-accounts and the Benefit Fixed Rate Account;
..   Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
..   Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Benefit Fixed Rate Account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the Benefit Fixed Rate Account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Benefit Fixed Rate Account even if the performance of your Permitted Sub-accounts is positive.

 Any Account Value in the Benefit Fixed Rate Account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Benefit Fixed Rate Account.

 ADDITIONAL TAX CONSIDERATIONS

 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity that are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.


 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 OPTIONAL 90% CAP RULE FEATURE FOR THE FORMULA UNDER TRUEINCOME - HIGHEST DAILY

 THE OPTIONAL 90% CAP FEATURE IS AVAILABLE FOR ELECTION ONLY ON OR AFTER
 JULY 27, 2009 AND ONLY IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL, AND WILL BE OFFERED SUBSEQUENTLY IN OTHER JURISDICTIONS WHEN WE RECEIVE REGULATORY APPROVAL IN THOSE JURISDICTIONS.


 If you currently own an Annuity and have elected the TrueIncome - Highest Daily, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will (if you elect it) replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. This feature is available subject to state approval. The new formula is found in Appendix C (page C-2). Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the Benefit Fixed Rate Account. If all of your Account Value is currently allocated to the Benefit Fixed Rate Account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the Benefit Fixed Rate Account.


 Under the new formula, the formula will not execute a transfer to the Benefit Fixed Rate Account that results in more than 90% of your Account Value being allocated to the Benefit Fixed Rate Account ("90% cap" or "90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer into the Benefit Fixed Rate Account that would result in more than 90% of the Account Value being allocated to the Benefit Fixed Rate Account, only the amount that results in exactly 90% of the Account Value being allocated to the Benefit Fixed Rate Account will be transferred. Additionally, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is first a transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Benefit Fixed Rate Account that results in greater than 90% of your Account Value being allocated to the Benefit Fixed Rate Account. HOWEVER, IT IS POSSIBLE THAT, DUE TO THE INVESTMENT PERFORMANCE OF YOUR ALLOCATIONS IN THE BENEFIT FIXED RATE ACCOUNT AND YOUR ALLOCATIONS IN THE PERMITTED SUB-ACCOUNTS YOU HAVE SELECTED, YOUR ACCOUNT VALUE COULD BE MORE THAN 90% INVESTED IN THE BENEFIT FIXED RATE ACCOUNT.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the Benefit Fixed Rate Account at least until there is first a transfer out of the Benefit Fixed Rate Account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Benefit Fixed Rate Account, and the formula will still not transfer any of your Account Value to the Benefit Fixed Rate Account (at least until there is first a transfer out of the Benefit Fixed Rate Account). For example:
..   March 19, 2009 - a transfer is made to the Benefit Fixed Rate Account that results in the 90% cap being met and now $90,000 is allocated to the Benefit Fixed Rate Account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the Benefit Fixed Rate Account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the Benefit Fixed Rate Account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Benefit Fixed Rate Account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Benefit Fixed Rate Account).
..   Once there is a transfer out of the Benefit Fixed Rate Account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix C will be the pre-determined mathematical formula for your Annuity.


 In the event that more than ninety percent (90%) of your Account Value is allocated to the Benefit Fixed Rate Account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the Benefit Fixed Rate Account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the Benefit Fixed Rate Account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule).

 Once the 90% cap rule is met, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is a first transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula.

 PLEASE BE AWARE THAT AFTER THE INITIAL TRANSFER OUT OF THE BENEFIT FIXED RATE ACCOUNT UPON ELECTION OF THE 90% CAP, THERE IS NO ASSURANCE THAT FUTURE TRANSFERS OUT WILL OCCUR, OR THE AMOUNT OF SUCH FUTURE TRANSFERS, AS A RESULT OF THE ELECTION OF THE 90% CAP. THESE TRANSFERS WILL BE DETERMINED BY THE MATHEMATICAL FORMULA AND DEPEND ON A NUMBER OF FACTORS UNIQUE TO YOUR ANNUITY.

 IMPORTANT CONSIDERATIONS WHEN ELECTING THE NEW FORMULA:
..   At any given time, some, most or none of your Account Value may be allocated to the Benefit Fixed Rate Account.
..   Please be aware that because of the way the new 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Benefit Fixed Rate Account.
..   Because the charge for TrueIncome - Highest Daily is assessed against the average daily net assets of the Sub-accounts, that charge will be assessed against all assets transferred into the Permitted Sub-accounts.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

 TRUEINCOME - HIGHEST DAILY 7
 The income benefit under TrueIncome - Highest Daily 7 currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. TrueIncome - Highest Daily 7 was not available if you elected any other optional living benefit, although you may have elected any optional death benefit other than the Highest Daily Value death benefit. As long as TrueIncome - Highest Daily 7 is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the Investment options section of this prospectus. We no longer permit new elections of TrueIncome - Highest Daily 7.


 TrueIncome - Highest Daily 7 guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer benefit in order to participate in TrueIncome - Highest Daily 7, and in Appendix E to this prospectus, we set forth the pre-determined mathematical formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).


 As discussed below, a key component of TrueIncome - Highest Daily 7 is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Highest Daily 7.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and
 (2)the Account Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 (a)the Account Value; or
 (b)the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or
 (3)the sum of:
    (a)200% of the Account Value on the effective date of the benefit;
    (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and
    (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER TRUEINCOME - HIGHEST DAILY 7
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Under TrueIncome - Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that
 (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for TrueIncome - Highest Daily 7 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Highest Daily 7 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Highest Daily 7 does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome - Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Highest Daily 7 benefit or any other fees and charges. Assume the following for all three examples:
..   The Issue Date is December 1, 2007
..   TrueIncome - Highest Daily 7 benefit is elected on March 5, 2008
..   The Annuitant was 70 years old when he/she elected TrueIncome - Highest
    Daily 7.

 DOLLAR-FOR-DOLLAR REDUCTIONS
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount-$6,000 less $2,500 = $3,500.

 PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 HERE IS THE CALCULATION:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future Annuity Years                  $  5,915.49

 HIGHEST QUARTERLY AUTO STEP-UP
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 HIGHEST QUARTERLY VALUE
                                     (ADJUSTED WITH       ADJUSTED ANNUAL INCOME
                                 WITHDRAWAL AND PURCHASE    AMOUNT (5% OF THE
DATE*              ACCOUNT VALUE       PAYMENTS)**       HIGHEST QUARTERLY VALUE)
-----              ------------- ----------------------- ------------------------
June 1, 2008        $118,000.00        $118,000.00              $5,900.00
August 6, 2008      $110,000.00        $112,885.55              $5,644.28
September 1, 2008   $112,000.00        $112,885.55              $5,644.28
December 1, 2008    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.
   . The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 BENEFITS UNDER TRUEINCOME - HIGHEST DAILY 7

..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for TrueIncome - Highest Daily 7, and amounts are still payable under TrueIncome - Highest Daily 7, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, TrueIncome - Highest Daily 7 terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the annuitant's 95/th/ birthday will be treated as annuity payments.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under TrueIncome - Highest Daily 7 are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.
..   Withdrawals made while TrueIncome - Highest Daily 7 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Highest Daily 7 does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Highest Daily 7. TrueIncome - Highest Daily 7 provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.
..   Upon inception of the benefit, and to maintain the benefit 100% of your
    Account Value must have been allocated to the permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". Upon the initial transfer of your Account Value into an AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.accessallstate.com.
..   Transfers to and from the elected Sub-accounts and an AST Investment Grade
    Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain TrueIncome
    - Highest Daily 7. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   If you elect this benefit and in connection with that election, you are required to reallocate to permitted investment options, then on the Valuation Day we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

..   The fee for TrueIncome - Highest Daily 7 is 0.60% annually of the Protected
    Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter.
    We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value the fee for TrueIncome - Highest Daily 7 may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.
..   You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
..   The Basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome - Highest Daily 7 benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome - Highest Daily 7 benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 We no longer permit new elections of TrueIncome - Highest Daily 7.

 For TrueIncome - Highest Daily 7, there must have been either a single Owner who was the same as the Annuitant, or if the Annuity is entity owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.

 Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome - Highest Daily 7. Similarly, any change of Owner will result in cancellation of TrueIncome - Highest Daily 7, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity.

 If you wish, you may cancel TrueIncome - Highest Daily 7, however you will not be permitted to re-elect the benefit or elect any other living benefit. Upon cancellation of TrueIncome - Highest Daily 7, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata according to the value of your Sub-accounts at the time of the reallocation. You should be aware that upon termination of TrueIncome - Highest Daily 7, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit.

 RETURN OF PRINCIPAL GUARANTEE
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected TrueIncome - Highest Daily 7; and
 b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Highest Daily 7 and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 TERMINATION OF THE BENEFIT
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (although if you have elected to the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount) (iv) upon the death of the Annuitant
 (v) if both the Account Value and Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see Elections and Designations under the Benefit).

 Upon termination of TrueIncome - Highest Daily 7 other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 MATHEMATICAL FORMULA COMPONENT OF TRUEINCOME - HIGHEST DAILY 7

 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected TrueIncome - Highest Daily 7. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Highest Daily 7, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of TrueIncome - Highest Daily 7, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix E to this prospectus.


 Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 If you elect the new formula (90% Cap Feature), see discussion regarding that feature.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome - Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect TrueIncome - Highest Daily 7 and existing Annuities that elect TrueIncome - Highest Daily 7, however, we reserve the right, subject to any required regulatory approval, to change the ratios.

 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Highest Daily 7.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.

 Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
   . The difference between your Account Value and your Protected Withdrawal Value;
   . The amount of time TrueIncome - Highest Daily 7 has been in effect on your Annuity;
   . The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;
   . Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
   . Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.

 If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.

 Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.

 ADDITIONAL TAX CONSIDERATIONS

 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".


 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 OPTIONAL 90% CAP RULE FEATURE FOR FORMULA FOR TRUEINCOME - HIGHEST DAILY 7

 THE OPTIONAL 90% CAP FEATURE IS AVAILABLE FOR ELECTION ONLY ON OR AFTER
 JULY 27, 2009 AND ONLY IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL, AND WILL BE OFFERED SUBSEQUENTLY IN OTHER JURISDICTIONS WHEN WE RECEIVE REGULATORY APPROVAL IN THOSE JURISDICTIONS.


 If you currently own an Annuity and have elected TrueIncome - Highest Daily 7, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The new mathematical formula is found in Appendix E (page E-3). There is no cost to adding this feature to your Annuity. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.


 Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or "90% Cap Rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. HOWEVER, IT IS POSSIBLE THAT, DUE TO THE INVESTMENT PERFORMANCE OF YOUR ALLOCATIONS IN THE AST INVESTMENT GRADE BOND SUB-ACCOUNT AND YOUR ALLOCATIONS IN THE PERMITTED SUB-ACCOUNTS YOU HAVE SELECTED, YOUR ACCOUNT VALUE COULD BE MORE THAN 90% INVESTED IN THE AST INVESTMENT GRADE BOND SUB-ACCOUNT.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond
 Sub-account (at least until there is first a transfer out of the AST
 Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).


 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix E will be the formula for your Annuity.


 In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. WHILE THERE ARE NO ASSURANCES THAT FUTURE TRANSFERS WILL OCCUR, IT IS POSSIBLE THAT AN ADDITIONAL TRANSFER(S) TO THE PERMITTED SUB-ACCOUNTS COULD OCCUR FOLLOWING THE VALUATION DAY(S), AND IN SOME INSTANCES (BASED ON THE FORMULA) THE ADDITIONAL TRANSFER(S) COULD BE LARGE.

 Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 IMPORTANT CONSIDERATION WHEN ELECTING THE NEW FORMULA:
..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

 TRUEINCOME - SPOUSAL HIGHEST DAILY 7
 TrueIncome - Spousal Highest Daily 7 is the spousal version of TrueIncome - Highest Daily 7. We no longer permit new elections of TrueIncome - Spousal Highest Daily 7. TrueIncome - Spousal Highest Daily 7 must have been elected based on two Designated Lives, as described below. Each Designated Life must be at least 59 1/2 years old when the benefit was elected. TrueIncome - Spousal Highest Daily 7 was not available if you elect any other optional living benefit or optional death benefit. As long as your TrueIncome - Spousal Highest Daily 7 Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the Investment options section of this prospectus.


 The benefit guarantees that until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue TrueIncome - Spousal Highest Daily 7 after the death of the first spouse. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer benefit in order to participate in TrueIncome - Spousal Highest Daily 7, and in Appendix E to this prospectus, we set forth the pre-determined mathematical formula under which we make those asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).


 As discussed below, a key component of TrueIncome - Spousal Highest Daily 7 is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Spousal Highest Daily 7.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and
 (2)the Account Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or
 (3)the sum of:

    (a)200% of the Account Value on the effective date of the benefit;
    (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and
    (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER TRUEINCOME - SPOUSAL HIGHEST DAILY 7 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce. Under TrueIncome - Spousal Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that
 (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for TrueIncome
 - Spousal Highest Daily 7 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Spousal Highest Daily 7 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Spousal Highest Daily 7 does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome - Spousal Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Spousal Highest Daily 7 or any other fees and charges. Assume the following for all three examples:
..   The Issue Date is December 1, 2007
..   TrueIncome - Spousal Highest Daily 7 is elected on March 5, 2008.
..   The youngest Designated Life was 70 years old when he/she elected
    TrueIncome - Spousal Highest Daily 7.

 DOLLAR-FOR-DOLLAR REDUCTIONS
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest Designated Life is younger than 80 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount - $6,000 less $2,500 = $3,500.

 PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 HERE IS THE CALCULATION:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future Annuity Years                  $  5,915.49

 HIGHEST QUARTERLY AUTO STEP-UP
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 HIGHEST QUARTERLY VALUE
                                     (ADJUSTED WITH          ADJUSTED ANNUAL
                                 WITHDRAWAL AND PURCHASE INCOME AMOUNT (5% OF THE
DATE*              ACCOUNT VALUE       PAYMENTS)**       HIGHEST QUARTERLY VALUE)
-----              ------------- ----------------------- ------------------------
June 1, 2008        $118,000.00        $118,000.00              $5,900.00
August 6, 2008      $110,000.00        $112,885.55              $5,644.28
September 1, 2008   $112,000.00        $112,885.55              $5,644.28
December 1, 2008    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 BENEFITS UNDER TRUEINCOME - SPOUSAL HIGHEST DAILY 7
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for TrueIncome - Spousal Highest Daily 7, and amounts are still payable under TrueIncome - Spousal Highest Daily 7, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your
    Account Value to zero are more than the Annual Income Amount, TrueIncome - Spousal Highest Daily 7 terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

 We must receive your request in a form acceptable to us at our office.

 In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the older of the owner or Annuitant's 95/th/ birthday, will be treated as annuity payments.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under TrueIncome - Spousal Highest Daily 7 are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the
    Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.
..   Withdrawals made while TrueIncome - Spousal Highest Daily 7 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Spousal Highest Daily 7 does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Spousal Highest Daily 7. TrueIncome - Spousal Highest Daily 7 provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.
..   Upon inception of the benefit, and to maintain the benefit, 100% of your
    Account Value must have been allocated to the permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". Upon the initial transfer of your Account Value into an AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.accessallstate.com.
..   Transfers to and from the elected Sub-accounts and the AST Investment Grade
    Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain TrueIncome
    - Spousal Highest Daily 7. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   If you elect this benefit and in connection with that election, you are required to reallocate to permitted investment options, then on the Valuation Day we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.
..   The fee for TrueIncome - Spousal Highest Daily 7 is 0.75% annually of the
    Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for TrueIncome - Spousal Highest Daily 7 may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

..   You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
..   The Basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome - Spousal Highest Daily 7 benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome - Spousal Highest Daily 7 benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT.
 We no longer permit new elections of TrueIncome - Spousal Highest Daily 7. Elections of TrueIncome - Spousal Highest Daily 7 must have been based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. TrueIncome - Spousal Highest Daily 7 could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 59 1/2 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59 1/2 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a)if one Owner dies and the surviving spousal Owner assumes the Annuity or

 (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, TrueIncome - Spousal Highest Daily 7 may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.


 If you wish, you may cancel TrueIncome - Spousal Highest Daily 7, however you will not be permitted to re-elect the benefit or elect any other living benefit. Upon cancellation of TrueIncome - Spousal Highest Daily 7, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the pre-determined mathematical formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instruction or in absence of such instruction, pro-rata according to the value of your Sub-accounts at the time of the reallocation. You should be aware that upon termination of TrueIncome - Spousal Highest Daily 7, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit.

 RETURN OF PRINCIPAL GUARANTEE
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected TrueIncome - Spousal Highest Daily 7; and
 b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Spousal Highest Daily 7 and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 TERMINATION OF THE BENEFIT
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated
 Life) (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount) (iv) upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments (vi) if both the Account Value and Annual Income Amount equal zero or (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Benefit).

 Upon termination of TrueIncome - Spousal Highest Daily 7 other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 MATHEMATICAL FORMULA COMPONENT OF TRUEINCOME - SPOUSAL HIGHEST DAILY 7

 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected TrueIncome - Spousal Highest Daily 7. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Spousal Highest Daily 7, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of TrueIncome - Spousal Highest Daily 7, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond
 Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix E to this prospectus.


 Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 If you elect the new formula (90% Cap Feature), see discussion regarding that feature.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome - Spousal Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect TrueIncome - Spousal Highest Daily 7 and existing Annuities that elect TrueIncome - Spousal Highest Daily 7, however, we reserve the right, subject to any required regulatory approval, to change the ratios.

 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Spousal Highest Daily 7.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.

 Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
   . The difference between your Account Value and your Protected Withdrawal Value;
   . The amount of time TrueIncome - Spousal Highest Daily 7 has been in effect on your Annuity;
   . The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;
   . Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
   . Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.

 If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.

 Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here.

 OPTIONAL 90% CAP RULE FEATURE FOR THE FORMULA FOR TRUEINCOME - SPOUSAL HIGHEST DAILY 7

 THE OPTIONAL 90% CAP FEATURE IS AVAILABLE FOR ELECTION ONLY ON OR AFTER
 JULY 27, 2009 AND ONLY IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL, AND WILL BE OFFERED SUBSEQUENTLY IN OTHER JURISDICTIONS WHEN WE RECEIVE REGULATORY APPROVAL IN THOSE JURISDICTIONS.


 If you currently own an Annuity and have elected TrueIncome - Spousal Highest Daily 7, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the formula currently used in connection with your benefit on a prospective basis. There is no cost for adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The new formula is found in Appendix E of this prospectus (page E-3). There is no cost to adding this feature to your Annuity. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.


 Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or 90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. HOWEVER, IT IS POSSIBLE THAT, DUE TO THE INVESTMENT PERFORMANCE OF YOUR ALLOCATIONS IN THE AST INVESTMENT GRADE BOND SUB-ACCOUNT AND YOUR ALLOCATIONS IN THE PERMITTED SUB-ACCOUNTS YOU HAVE SELECTED, YOUR ACCOUNT VALUE COULD BE MORE THAN 90% INVESTED IN THE AST INVESTMENT GRADE BOND SUB-ACCOUNT.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond
 Sub-account (at least until there is first a transfer out of the AST
 Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix E will be the formula for your Annuity.


 In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. WHILE THERE ARE NO ASSURANCES THAT FUTURE TRANSFERS WILL OCCUR, IT IS POSSIBLE THAT AN ADDITIONAL TRANSFER(S) TO THE PERMITTED SUB-ACCOUNTS COULD OCCUR FOLLOWING THE VALUATION DAY(S), AND IN SOME INSTANCES (BASED ON THE FORMULA) THE ADDITIONAL TRANSFER(S) COULD BE LARGE.

 Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 IMPORTANT CONSIDERATION WHEN ELECTING THE NEW FORMULA:
..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

                                 DEATH BENEFIT

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
 Each Annuity provides a Death Benefit during its accumulation period. If an Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant's death. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

 BASIC DEATH BENEFIT
 Each Annuity provides a basic Death Benefit at no additional charge. The Insurance Charge we deduct daily from your Account Value allocated to the Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit guarantee under an Annuity. Each Annuity also offers two different optional Death Benefits that can be purchased for an additional charge. The additional charge is deducted to compensate Allstate Life for providing increased insurance protection under the optional Death Benefits. NOTWITHSTANDING THE ADDITIONAL PROTECTION PROVIDED UNDER THE OPTIONAL DEATH BENEFITS, THE ADDITIONAL COST HAS THE IMPACT OF REDUCING THE NET PERFORMANCE OF THE INVESTMENT OPTIONS. IN ADDITION, WITH RESPECT TO THE X SERIES, UNDER CERTAIN CIRCUMSTANCES, YOUR DEATH BENEFIT MAY BE REDUCED BY THE AMOUNT OF ANY PURCHASE CREDITS WE APPLIED TO YOUR PURCHASE PAYMENTS. (SEE "HOW ARE PURCHASE CREDITS APPLIED TO MY ACCOUNT VALUE".) Also, no basic Death Benefit will be paid if your Annuity terminates because your Account Value reaches zero (which can happen if, for example, you are taking withdrawals under an optional living benefit).

 The basic Death Benefit is equal to the greater of:
..   The sum of all Purchase Payments (and, for the X series, the amount of any
    Purchase Credits received more than 12 months prior to death) less the sum of all proportional withdrawals.
..   The sum of your Account Value in the Sub-accounts and the Fixed Rate
    Options (less the amount of any Purchase Credits applied within 12-months prior to the date of death, in the case of the X Series).

 "PROPORTIONAL WITHDRAWALS" are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments for purposes of calculating the basic Death Benefit.

 OPTIONAL DEATH BENEFITS
 One optional Death Benefit is offered for purchase with your Annuity to provide an enhanced level of protection for your beneficiaries. We reserve the right to cease offering any optional death benefit. Key terms that we use to describe the optional death benefit are set forth within the description of the optional death benefit.

 CURRENTLY, THESE BENEFITS ARE ONLY OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL AND MUST BE ELECTED AT THE TIME THAT YOU PURCHASE YOUR ANNUITY. HOWEVER, WITH RESPECT TO THE L SERIES, IF NOT PREVIOUSLY ELECTED, THE COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT MAY BE ELECTED ON THE FIFTH ANNUITY ANNIVERSARY AND EACH ANNUITY ANNIVERSARY THEREAFTER, BUT NOT LATER THAN THE TENTH ANNUITY ANNIVERSARY. WE MAY, AT A LATER DATE, ALLOW EXISTING ANNUITY OWNERS TO PURCHASE AN OPTIONAL DEATH BENEFIT SUBJECT TO OUR RULES AND ANY CHANGES OR RESTRICTIONS IN THE BENEFITS. THE "COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE" DEATH BENEFIT MAY ONLY BE ELECTED INDIVIDUALLY, AND CANNOT BE ELECTED IN COMBINATION WITH ANY OTHER OPTIONAL DEATH BENEFIT. IF YOU ELECT TRUEINCOME - SPOUSAL OR TRUEINCOME
 - SPOUSAL HIGHEST DAILY 7, YOU ARE NOT PERMITTED TO ELECT AN OPTIONAL DEATH BENEFIT. WITH RESPECT TO THE X SERIES, UNDER CERTAIN CIRCUMSTANCES, EACH OPTIONAL DEATH BENEFIT THAT YOU ELECT MAY BE REDUCED BY THE AMOUNT OF PURCHASE CREDITS APPLIED TO YOUR PURCHASE PAYMENTS.

 INVESTMENT RESTRICTIONS MAY APPLY IF YOU ELECT CERTAIN OPTIONAL DEATH BENEFITS. SEE THE CHART IN THE "INVESTMENT OPTIONS" SECTION OF THE PROSPECTUS FOR A LIST OF INVESTMENT OPTIONS AVAILABLE AND PERMITTED WITH EACH BENEFIT.

 COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE ("HAV") DEATH BENEFIT

 If an Annuity has one Owner, the Owner must be age 79 or less at the time the Combination 5% Roll-up and HAV Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less. If the Annuity is owned by an entity, the Annuitant must be age 79 or less.

 Certain of the Portfolios offered as Sub-accounts under an Annuity may not be available if you elect the Combination 5% Roll-up and HAV Death Benefit. If you elect this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s) shown on page 17. In addition, we reserve the right to require you to use certain asset allocation model(s). If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.

 CALCULATION OF THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
 The Combination 5% Roll-up and HAV Death Benefit equals the greatest of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value Death Benefit described below, and
       3. 5% Roll-up described below. The calculation of the 5% Roll-up depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date the 5% Roll up is equal to:

       . all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law) increasing at an annual effective interest rate of 5% starting on the date that each Purchase Payment is made and ending on the Owner's date of death;

    MINUS


       . the sum of all withdrawals, dollar for dollar up to 5% of the Roll-up value as of the prior Annuity Anniversary (or Issue Date if the withdrawal is in the first contract year). Any withdrawals in excess of the 5% dollar for dollar limit are proportional.


       If the Owner dies on or after the Death Benefit Target Date the 5% Roll-up is equal to:

       . the 5% Roll-up value as of the Death Benefit Target Date increased by total Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law) made after the Death Benefit Target Date;

    MINUS

       . the sum of all withdrawals which reduce the 5% Roll-up proportionally.

 In the case of the X Series, as indicated, the amounts calculated in Items 1, 2 and 3 above (before, on or after the Death Benefit Target Date) may be reduced by any Purchase Credits under certain circumstances if allowed under applicable State law. Please refer to the definitions of Death Benefit Target Date below. This Death Benefit may not be an appropriate feature where the Owner's age is near the age specified in the Death Benefit Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer Annuity anniversaries before the Death Benefit Target Date is reached.

 CALCULATION OF HIGHEST ANNIVERSARY VALUE DEATH BENEFIT The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value on the Death Benefit Target Date plus the sum of all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X series) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       THE AMOUNT DETERMINED BY THIS CALCULATION IS INCREASED BY ANY PURCHASE PAYMENTS RECEIVED AFTER THE OWNER'S DATE OF DEATH AND DECREASED BY ANY PROPORTIONAL WITHDRAWALS SINCE SUCH DATE.

       THE "COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE" DEATH BENEFIT DESCRIBED ABOVE IS CURRENTLY BEING OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. THE "COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE" DEATH BENEFIT IS NOT AVAILABLE IF YOU ELECT ANY OTHER OPTIONAL DEATH BENEFIT OR ELECT TRUEINCOME - SPOUSAL OR TRUEINCOME - SPOUSAL HIGHEST DAILY 7.


 See Appendix B for examples of how the Combination 5% Roll-up and Highest Anniversary Value Death Benefit is calculated.

 Key Terms Used with the Combination 5% Roll-up and Highest Anniversary Value Death Benefit:
..   The Death Benefit Target Date for the Combination 5% Roll-up and HAV Death
    Benefit is the later of the Annuity Anniversary on or after the 80/th/ birthday of either the current Owner, the older of the joint Owners, or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.
..   The Highest Anniversary Value equals the highest of all previous
    "Anniversary Values" less proportional withdrawals since such anniversary and plus any Purchase Payments (and associated Purchase Credits received more than 12 months prior to death for the X series or as otherwise provided for under applicable State law) since such anniversary.
..   The Anniversary Value is the Account Value as of each anniversary of the
    Issue Date of an Annuity. The Anniversary Value on the Issue Date is equal to your Purchase Payment (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law).
..   Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Anniversary Value or 5% Roll-up value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Anniversary Value or 5% Roll-up value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Anniversary Value ($125,000) by 10% or $12,500.

 HIGHEST DAILY VALUE DEATH BENEFIT ("HDV")
 The Highest Daily Value Death Benefit is no longer available for new elections. If an Annuity has one Owner, the Owner must have been age 79 or less at the time the Highest Daily Value Death Benefit was elected. If an Annuity has joint Owners, the older Owner must have been age 79 or less. If there are joint Owners, death of the Owner refers to the first to die of the joint Owners. If an Annuity is owned by an entity, the Annuitant must have been age 79 or less at the time of election and death of the Owner refers to the death of the Annuitant.

 If you elected this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.

 The HDV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the HDV as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and 2. the HDV on the Death Benefit Target Date plus the sum of all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to the date of death in the case of the X Series or as otherwise provided for under applicable State law) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       THE AMOUNT DETERMINED BY THIS CALCULATION IS INCREASED BY ANY PURCHASE PAYMENTS RECEIVED AFTER THE OWNER'S DATE OF DEATH AND DECREASED BY ANY PROPORTIONAL WITHDRAWALS SINCE SUCH DATE.

       THE HIGHEST DAILY VALUE DEATH BENEFIT DESCRIBED ABOVE WAS OFFERED IN THOSE JURISDICTIONS WHERE WE RECEIVED REGULATORY APPROVAL. THE HIGHEST DAILY VALUE DEATH BENEFIT WAS NOT AVAILABLE IF YOU ELECTED TRUEACCUMULATION - HIGHEST DAILY, TRUEINCOME - HIGHEST DAILY, TRUEINCOME
       - SPOUSAL, TRUEINCOME - HIGHEST DAILY 7, TRUEINCOME - SPOUSAL HIGHEST DAILY 7, OR THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT.


 See Appendix B for examples of how the Highest Daily Value Death Benefit is calculated.


 KEY TERMS USED WITH THE HIGHEST DAILY VALUE DEATH BENEFIT:
..   The Death Benefit Target Date for the Highest Daily Value Death Benefit is
    the later of an Annuity anniversary on or after the 80/th/ birthday of the current Owner, or the older of either joint Owner, or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.
..   The Highest Daily Value equals the highest of all previous "Daily Values"
    less proportional withdrawals since such date and plus any Purchase Payments (plus associated Purchase Credits applied more than twelve
    (12) months prior to the date of death in the case of the X Series or as otherwise provided for under applicable State law) since such date.

..   The Daily Value is the Account Value as of the end of each Valuation Day.
    The Daily Value on the Issue Date is equal to your Purchase Payment (plus associated Purchase Credits applied more than twelve (12) months prior to the date of death in the case of the X Series).
..   Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Daily Value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Daily Value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Daily Value ($125,000) by 10% or $12,500.


 Please see Appendix B to this prospectus for a hypothetical example of how the HDV Death Benefit is calculated.


 ANNUITIES WITH JOINT OWNERS
 For Annuities with joint Owners, the Death Benefits are calculated as shown above except that the age of the older of the joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own your Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of your Annuity and continue the Annuity instead of receiving the Death Benefit.

 ANNUITIES OWNED BY ENTITIES
 For Annuities owned by an entity, the Death Benefits are calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant.

 CAN I TERMINATE THE OPTIONAL DEATH BENEFITS? DO THE OPTIONAL DEATH BENEFITS TERMINATE UNDER OTHER CIRCUMSTANCES?

 For the B Series and the X Series, the Combination 5% Roll-up and HAV Death Benefit and the HDV Death Benefit may not be terminated once elected. With respect to the L Series only, (i) if the HDV Death Benefit or Combination 5% Roll-up and HAV Death Benefit is elected on the Issue Date, then you may elect to terminate either benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but if you do terminate you will revert to the base death benefit, and you may not thereafter re-elect either optional benefit and (ii) if you did not elect any optional death benefit on the Issue Date, then you may elect the Combination 5% Roll-up and HAV Death Benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but you may not thereafter terminate that election. If your Annuity Anniversary, at the time of election of the Combination 5% Roll-Up and HAV Death Benefit rider, falls on a non-business day, your rider will be added to your Contract on the next Valuation Day. If this occurs, we will compare your "Periodic Value" to your "Account Value" (each as defined in the rider) on that Valuation Day. The optional Death Benefits will terminate automatically on the Annuity Date. Also, if you elected the Combination 5% Roll-up and HAV Death Benefit, and, in addition, are taking withdrawals under a lifetime guaranteed minimum withdrawal benefit, this optional Death Benefit will terminate if such withdrawals cause your Account Value to reduce to zero. We may also terminate any optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations. For jointly owned Annuities, the optional death benefits are payable upon the first death of either Owner and therefore terminate and do not continue unless the Annuity is continued by a spouse Beneficiary (see "Spousal Beneficiary - Assumption of Annuity," below). Where an Annuity is structured so that it is owned by a grantor trust but the annuitant is not the grantor, then the Annuity is required to terminate upon the death of the grantor if the grantor pre-deceases the annuitant under Section 72(s) of the Code. Under this circumstance, the Surrender Value will be paid out to the beneficiary and it is not eligible for the death benefit provided under the Annuity.


 WHAT ARE THE CHARGES FOR THE OPTIONAL DEATH BENEFITS?
 We deduct a charge equal to 0.50% per year of the average daily net assets of the Sub-accounts for the HDV Death Benefit. We deduct a charge of 0.80% for the Combination 5% Roll-Up and HAV Death Benefit issued on or after May 1, 2009, and a charge of 0.50% before May 1, 2009. We deduct the charge for each of these benefits to compensate Allstate Life for providing increased insurance protection under the optional Death Benefits. The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

 Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

 PAYMENT OF DEATH BENEFITS

 ALTERNATIVE DEATH BENEFIT PAYMENT OPTIONS - ANNUITIES OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED PLANS)
 Except in the case of a spousal assumption as described below, upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the Annuity.

 If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 In the event of your death before the Annuity Date, the Death Benefit must be distributed:
   .   within five (5) years of the date of death (the "5 Year Deadline"); or

   . as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline.

 Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled "Beneficiary Continuation Option," as a series of required distributions. Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options.

 ALTERNATIVE DEATH BENEFIT PAYMENT OPTIONS - ANNUITIES HELD BY TAX-FAVORED PLANS The Code provides for alternative death benefit payment options when an Annuity is used as an IRA or other "qualified investment" that requires
 Minimum Distributions. Upon the Owner's death under an IRA or other "qualified investment", a Beneficiary may generally elect to continue the Annuity and receive required minimum distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether the Owner died on or before the date he or she was required to begin receiving required minimum distributions under the Code and whether the Beneficiary is the surviving spouse.

   . If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life expectancy of the designated beneficiary (provided such payments begin by December 31/st/ of the year following the year of death). If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse as sole primary beneficiary, the contract may be continued with your spouse as the owner. Note that Worker, Retiree and Employer Recovery Act of 2008 suspended Required Minimum Distributions for 2009. If your beneficiary elects to receive full distribution by December 31/st/ of the year including the five year anniversary of the date of death, 2009 shall not be included in the five year requirement period. This effectively extends this period to December 31/st/ of the year including the six year anniversary date of death.
   . If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. For this distribution requirement also, 2009 shall not be included in the five year requirement period.
   . If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in an IRA or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are generally subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Minimum Distributions must begin under the Code.

 The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

 BENEFICIARY CONTINUATION OPTION
 Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above under the sections entitled "Payment of Death Benefit to Beneficiary" and "Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans." This "Beneficiary Continuation Option" is described below and is only available for an IRA, Roth IRA, SEP IRA, or a non-qualified Annuity.

 UNDER THE BENEFICIARY CONTINUATION OPTION:
..   The beneficiary must apply at least $15,000. Thus the death benefit must be at least $15,000.
..   The Owner's Annuity contract will be continued in the Owner's name, for the benefit of the beneficiary.
..   The beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average assets allocated to the Sub-accounts. For non-qualified and qualified Annuities, the charge is 1.00% per year.
..   The beneficiary will incur an annual maintenance fee equal to the lesser of
    $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
..   The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if they had taken a lump sum distribution.
..   The available Sub-accounts will be among those available to the Owner at the time of death; however certain Sub-Accounts may not be available.
..   The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
..   No Fixed Allocations or fixed interest rate options will be offered.
..   No additional Purchase Payments can be applied to the Annuity.
..   The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.
..   The beneficiary can request a withdrawal of all or a portion of the Account
    Value at any time without application of any applicable CDSC.
..   Upon the death of the beneficiary, any remaining Account Value will be paid in a lump sum to the person(s) named by the beneficiary, unless the beneficiary named a successor who may continue receiving payments.
..   If the Beneficiary elects to receive the death benefit proceeds under the
    Beneficiary Continuation Option, we must receive the election in Good Order at least 14 days prior to the first required distribution. If, for any reason, the election impedes our ability to complete the first distribution by the required date, we will be unable to accept the election.

 Currently all Investment Options corresponding to Portfolios of the Advanced Series Trust are available under the Beneficiary Continuation Option.

 Your Beneficiary will be provided with a prospectus and settlement option that will describe this option at the time he or she elects this option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.

 SPOUSAL BENEFICIARY - ASSUMPTION OF ANNUITY
 You may name your spouse as your Beneficiary. If you and your spouse own your Annuity jointly, we assume that the sole primary Beneficiary will be the surviving spouse unless you elect an alternative Beneficiary designation. Unless you elect an alternative Beneficiary designation, the spouse Beneficiary may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. Any Death Benefit (including any optional Death Benefits) that would have been payable to the Beneficiary will become the new Account Value as of the date we receive due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

 A surviving spouse's ability to continue ownership of the Annuity may be impacted by the Defense of Marriage Act (see paragraph two under the "Tax Considerations" chapter). Please consult your tax or legal adviser for more information about such impact in your state.


 EXCEPTIONS TO AMOUNT OF DEATH BENEFIT
 There are certain exceptions to the amount of the Death Benefit.

 SUBMISSION OF DUE PROOF OF DEATH AFTER ONE YEAR. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Account Value on the date we receive Due Proof of Death (i.e., we would not pay the minimum Death Benefit or any Optional Death Benefit).


 DEATH BENEFIT SUSPENSION PERIOD. You should be aware that there is a Death Benefit suspension period (unless prohibited by applicable law). If the decedent was not the Owner or Annuitant as of the Issue Date, (or within 60 days thereafter) and did not become the Owner or Annuitant due to the prior Owner's or Annuitant's death, any Death Benefit (including any optional Death Benefit) that applies will be suspended for a two-year period as to that person from the date he or she first became Owner or Annuitant. While the two year suspension is in effect, the Death Benefit amount will equal the Account Value, less (if allowed by applicable state law) any Purchase Credits (for the X Series) granted during the period beginning 12 months prior to decedent's date of death and ending on the date we receive Due Proof of death. Thus, if you had elected an Optional Death Benefit, and the suspension were in effect, you would be paying the fee for the Optional Death Benefit even though during the suspension period your Death Benefit would have been limited to the Account Value. After the two year suspension period is completed, the Death Benefit is the same as if the suspension period had not been in force. See the section of the prospectus above generally with regard to changes of Owner and Annuitant that are allowable.


 BENEFICIARY ANNUITY. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.


 WHEN DO YOU DETERMINE THE DEATH BENEFIT?
 We determine the amount of the Death Benefit as of the date we receive "due proof of death", any instructions we require to determine the method of payment and any other written representations we require to determine the proper payment of the Death Benefit. "Due proof of death" may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death. Upon our receipt of "due proof of death" we automatically transfer the Death Benefit to the AST Money Market Sub-account until we further determine the universe of eligible Beneficiaries. Once the universe of eligible Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to an eligible annuity payment option. Each Beneficiary must make an election as to the method they wish to receive their portion of the Death Benefit. Absent an election of a Death Benefit payment method, no Death Benefit can be paid to the Beneficiary. We may require written acknowledgment of all named Beneficiaries before we can pay the Death Benefit. DURING THE PERIOD FROM THE DATE OF DEATH UNTIL WE RECEIVE ALL REQUIRED PAPER WORK, THE AMOUNT OF THE DEATH BENEFIT MAY BE SUBJECT TO MARKET FLUCTUATIONS.

                            VALUING YOUR INVESTMENT

 HOW IS MY ACCOUNT VALUE DETERMINED?
 During the accumulation period, your Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Rate Option. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Rate Option. For Annuities with a TrueIncome - Highest Daily election, Account Value also includes the value of any allocation to the Benefit Fixed Rate Account. See the "Living Benefits - TrueIncome - Highest Daily" section for a description of the Benefit Fixed Rate Account. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. With respect to the X Series, the Account Value includes any Purchase Credits we applied to your Purchase Payments which we are entitled to recover under certain circumstances.

 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
 The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is defined under "Glossary of Terms" above.

 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
 When you allocate Account Value to a Sub-account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of a Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Insurance Charge, and if you elected one or more optional benefits whose annual charge is deducted daily, the additional charge made for such benefits. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity. See the section entitled "What Happens to My Units When There is a Change in Daily Asset-Based Charges?" for a detailed discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

 Each Valuation Day, we determine the price for a Unit of each Sub-account, called the "Unit Price." The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

 EXAMPLE
 Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.

 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
 Allstate Life is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. EST). Financial transactions requested before the close of the NYSE which meet our requirements will be processed according to the value next determined following the close of business. Financial transactions requested on a non-Valuation Day or after the close of the NYSE will be processed based on the value next computed on the next Valuation Day. There may be circumstances when the opening or closing time of the NYSE is different than other major stock exchanges, such as NASDAQ or the American Stock Exchange. Under such circumstances, the closing time of the NYSE will be used when valuing and processing transactions.

 There may be circumstances where the NYSE is open, but, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

 The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.

 Allstate Life will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
..   trading on the NYSE is restricted;
..   an emergency as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or
..   the SEC, by order, permits the suspension or postponement for the protection of security holders.

 If, pursuant to SEC rules, the AST Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the AST Money Market Sub-account until the Portfolio is liquidated.


 INITIAL PURCHASE PAYMENTS: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) Valuation Days after we receive all of our requirements at our office to issue an Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment (and any associated Purchase Credit with respect to the X Series) and issue an Annuity within two (2) Valuation Days. With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our separate account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with interest on amounts held in that suspense account. Neither will the amounts be reduced nor increased due to market fluctuations during that period.

 ADDITIONAL PURCHASE PAYMENTS: We will apply any additional Purchase Payments (and any associated Purchase Credit with respect to the X Series) on the Valuation Day that we receive the Purchase Payment at our office with satisfactory allocation instructions. We may limit, restrict, suspend or reject any additional purchase payments at any time, on a non-discriminatory basis. Please see "Living Benefits" for further information on additional purchase payments.


 SCHEDULED TRANSACTIONS: Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, and annuity payments only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.

 UNSCHEDULED TRANSACTIONS: "Unscheduled" transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner's signature. Specifically, we reserve the right to perform a signature verification for (a) any withdrawal exceeding a certain dollar amount and
 (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the Financial Professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in good order, and will process the transaction in accordance with the discussion in "When Do You Process And Value Transactions?"

 MEDICALLY-RELATED SURRENDERS & DEATH BENEFITS: Medically-related surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.

 We are generally required by law to pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in good order.

 TERMINATION OF OPTIONAL BENEFITS: Except for the Guaranteed Minimum Income Benefit, the Combination 5% Roll-up and Highest Anniversary Value Death Benefit and the Highest Daily Value Death Benefit, which generally cannot be terminated by the owner once elected, if any optional benefit terminates, we will no longer deduct the charge we apply to purchase the optional benefit. Certain optional benefits may be added after you have purchased your Annuity. On the date a charge no longer applies or a charge for an optional benefit begins to be deducted, your Annuity will become subject to a different daily asset-based charge. This change may result in the number of Units attributed to your Annuity and the value of those Units being different than it was before the change; however, the adjustment in the number of Units and Unit Price will not affect your Account Value (although the change in charges that are deducted will affect your Account Value).

 TRANSACTIONS IN PROFUNDS VP SUB-ACCOUNTS: Generally, purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current Valuation Day. However, any purchase order or transfer request involving the ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically through our internet website (www.accessallstate.com). You cannot request a transaction (other than a redemption order) involving the transfer of units in one of the ProFunds VP Sub-accounts between the applicable "cut-off" time and 4:00 p.m. Owners attempting to process a purchase order or transfer request between the applicable "cut-off" time and 4:00 p.m., are informed that their transactions cannot be processed as requested. We will not process the trade until we receive further instructions from you. However, Owners receiving the "cut-off" message may process a purchase order or transfer request up until 4:00 p.m. on that same day with respect to any other available investment option under their Annuity, other than ProFunds. Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

                              TAX CONSIDERATIONS

 The tax considerations associated with an Annuity vary depending on whether the contract is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible IRA.

 The discussion includes a description of certain spousal rights under the contract, and our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your annuity is issued, we may offer certain spousal benefits to civil union couples, domestic partners or same-sex marriages. You should be aware, however, that federal tax law does not recognize civil union couples, domestic partners or marriage spouses of the same sex. Therefore, we cannot permit a same-sex civil union partner, domestic partner or spouse to continue the annuity within the meaning of the tax law upon the death of the first partner under the annuity's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first same-sex civil union partner, domestic partner or spouse. Civil union couples, domestic partners and spouses of the same sex should consider that limitation before selecting a spousal benefit under the annuity.

 The discussion below generally assumes that the Annuity Contract is issued to the Contract Owner. For Annuity Contracts issued under the Beneficiary Continuation Option refer to the Taxes Payable by Beneficiaries for Nonqualified Annuity Contracts and Required Distributions Upon Your Death for Qualified Annuity Contracts in this Tax Considerations section.

 NONQUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.

 TAXES PAYABLE BY YOU We believe the Annuity is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract. Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below. Charges for investment advisory fees that are taken from the contract are treated as a partial withdrawal from the contract and will be reported as such to the contract owner.

 It is possible that the Internal Revenue Service (IRS) could assert that some or all of the charges for the optional benefits under the contract should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty. If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

 You must commence annuity payments or surrender your Contract no later than the first day of the calendar month next following the maximum Annuity date for your Contract. For some of our contracts, you are able to choose to defer the Annuity Date beyond the default Annuity date described in your Contract. However, the IRS may not then consider your contract to be an annuity under the tax law.

 TAXES ON WITHDRAWALS AND SURRENDER If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. Once all gain has been withdrawn, payments will be treated as a nontaxable return of purchase payments. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If you transfer your contract for less than full consideration, such as by gift, you will also trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

 If you choose to receive payments under an interest payment option, or a beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the contract to income tax.

 TAXES ON ANNUITY PAYMENTS A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract. After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

 If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed purchase payments in the Annuity and the total value of the anticipated future payments until such time as all Purchase Payments have been recovered.

 Please refer to your Annuity for the maximum Annuity Date also described above.

 PARTIAL ANNUITIZATION
 Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

 MEDICARE TAX ON NET INVESTMENT INCOME. The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

 TAX PENALTY FOR EARLY WITHDRAWAL FROM A NONQUALIFIED ANNUITY CONTRACT
 You may owe a 10% tax penalty on the taxable part of distributions received from your Nonqualified Annuity contract before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your being disabled;
..   generally the amount paid or received is in the form of substantially equal payments (as defined by the Code) not less frequently than annually and computed over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the designated beneficiary (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years and modification of payments during that time period will result in retroactive application of the 10% tax penalty); or
..   the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.


 SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035 Section 1035 of the Internal Revenue Code of 1986, as amended (Code), permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. Partial exchanges of an Annuity may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. In Revenue Procedure 2011-38, the IRS has indicated that, for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.


 If an Annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

 TAXES PAYABLE BY BENEFICIARIES
 The Death Benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the Death Benefit, as determined under federal law, is also included in the owner's estate for federal estate tax purposes.

 Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit
..   As a lump sum payment: the beneficiary is taxed in the year of payment on gain in the contract.
..   Within 5 years of death of owner: the beneficiary is taxed as amounts are withdrawn (in this case gain is treated as being distributed first).
..   Under an annuity or annuity settlement option with distribution beginning within one year of the date of death of the owner: the beneficiary is taxed on each payment (part will be treated as gain and part as return of purchase payments).

 CONSIDERATIONS FOR CONTINGENT ANNUITANTS: The designation of a Contingent Annuitant is generally not permitted on an Annuity held by an entity. Under the Code, if the annuitant is changed on a non-qualified Annuity held by an entity, that change is treated as the death of the Annuitant and triggers the requirement for distribution of death benefits.

 REPORTING AND WITHHOLDING ON DISTRIBUTIONS Taxable amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

 State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.

 Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

 ENTITY OWNERS
 Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

 Where a contract is issued to a trust, and such trust is characterized as a grantor trust under the Internal Revenue Code, such contract shall not be considered to be held by a non-natural person and will generally be subject to the tax reporting and withholding requirements for a Nonqualified Annuity.

 ANNUITY QUALIFICATION
 Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the Sub-accounts of an Annuity must be diversified, according to certain rules under the Internal Revenue Code. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the portfolios underlying the variable investment options of the Annuity meet these diversification requirements.

 An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the investment options offered pursuant to this Prospectus. We reserve the right to take any action, including modifications to your Annuity or the investment options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.

 REQUIRED DISTRIBUTIONS UPON YOUR DEATH FOR NONQUALIFIED ANNUITY CONTRACTS. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract. If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the contract must be distributed within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner. For Nonqualified annuity contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. This means that for a contract held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.

 CHANGES IN YOUR ANNUITY. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

 QUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Qualified Annuity is an Annuity contract with applicable endorsements for a tax-favored plan or a Nonqualified Annuity contract held by a tax-favored retirement plan.

 The following is a general discussion of the tax considerations for Qualified Annuity contracts. This Annuity is not available for all types of the tax-favored retirement plans discussed below. It is currently available only for IRAs and Roth IRAs, This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your Financial Professional prior to purchase to confirm if this contract is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this contract.

 A Qualified annuity may typically be purchased for use in connection with:
..   Individual retirement accounts and annuities (IRAs), which are subject to
    Sections 408(a) and 408(b) of the Code;
..   Roth IRAs, under Section 408A of the Code;
..   A corporate Pension or Profit-sharing plan (subject to Section 401(a) of the Code);
..   H.R. 10 plans (also known as Keogh Plans, subject to Section 401(a) of the
    Code);
..   Tax Sheltered Annuities (subject to Section 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);
..   Section 457 plans (subject to Section 457 of the Code).

 A Nonqualified annuity may also be purchased by a custodial IRA or Roth IRA account, which can hold other permissible assets. The terms and administration of the custodial account in accordance with the laws and regulations for, IRAs or Roth IRAs, as applicable, are the responsibility of the applicable trustee or custodian.

 You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).

 TYPES OF TAX-FAVORED PLANS
 IRAs. If you buy an Annuity for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" and "Roth IRA Disclosure Statement" which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the Annuity by notifying us in writing, and we will refund all of the purchase payments under the Annuity (or, if provided by applicable state law, the amount credited under the Annuity, if greater), less any applicable federal and state income tax withholding.


 Contributions Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a "rollover" of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. In 2013 the contribution limit is $5,500. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation.


 The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan or TDA into another Section 401(a) plan or TDA. In some circumstances, non-spouse beneficiaries may roll over to an IRA amounts due from qualified plans, Section 403(b) plans, and governmental Section 457(b) plans. However, the rollover rules applicable to non-spouse beneficiaries under the Code are more restrictive than the rollover rules applicable to owner/participants and spouse beneficiaries. Generally, non-spouse beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover, and if permitted by the plan. Under the Worker, Retiree and Employer Recovery Act of 2008, employer retirement plans are required to permit non-spouse beneficiaries to roll over funds to an inherited IRA for plan years beginning after December 31, 2009. This Annuity is not available to be used to accept rollovers from non-spouse beneficiaries.

 Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
..   You, as owner of the contract, must be the "annuitant" under the contract
    (except in certain cases involving the division of property under a decree of divorce);
..   Your rights as owner are non-forfeitable;
..   You cannot sell, assign or pledge the contract;
..   The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);
..   The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
    70 1/2; and
..   Death and annuity payments must meet "required minimum distribution" rules described below.

 Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding a Nonqualified Annuity. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
..   A 10% early withdrawal penalty described below;
..   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or
..   Failure to take a required minimum distribution, also described below.

 SEPs. SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:

..   If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of
    (a) $51,000 in 2013 or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer's SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2013, this limit is $255,000 ($250,000 for 2012);

..   SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

..   SEPs that contain a salary reduction or "SARSEP" provision prior to 1997 may permit salary deferrals up to $17,500 in 2013 with the employer making these contributions to the SEP. However, no new "salary reduction" or "SARSEPs" can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $5,500 in 2013. These amounts are indexed for inflation. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same "free look" period, as you would have if you purchased the contract for a standard IRA.


 ROTH IRAs. The "Roth IRA Disclosure Statement" contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
..   Contributions to a Roth IRA cannot be deducted from your gross income;
..   "Qualified distributions" from a Roth IRA are excludable from gross income.
    A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.
..   If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

 Subject to the minimum purchase payment requirements of an Annuity, if you meet certain income limitations you may purchase an Annuity for a Roth IRA in connection with a "rollover" of amounts of another traditional IRA, conduit IRA, SEP, SIMPLE-IRA or Roth IRA, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or with a current contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. Beginning January 2008, an individual receiving an eligible rollover distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can directly roll over contributions to a Roth IRA. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Until 2010, participants with an adjusted gross income greater than $100,000 or who filed their income tax returns as married filing separately were not permitted to roll over funds from an employer plan, other than a Roth 401(k) or Roth 403(b) distribution, to a Roth IRA.

 Non-spouse beneficiaries receiving a distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse beneficiaries cannot "rollover" benefits from a traditional IRA to a Roth IRA.

 REQUIRED MINIMUM DISTRIBUTIONS AND PAYMENT OPTIONS If you hold the contract under an IRA (or other tax-favored plan), required minimum distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner.

 Required minimum distributions are calculated based on the sum of the Account Value and the actuarial value of any additional living and death benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity owner, and a reduction of payments under the living and death benefit optional riders.

 You can use the Minimum Distribution option to satisfy the required minimum distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the required minimum distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the contract as of December 31 of the prior year, but is determined without regard to other contracts you may own.

 Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same owner, similar rules apply.

 REQUIRED DISTRIBUTIONS UPON YOUR DEATH FOR QUALIFIED ANNUITY CONTRACTS
 Upon your death under an IRA or Roth IRA, the designated beneficiary may generally elect to continue the contract and receive required minimum distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated beneficiary and whether that beneficiary is your surviving spouse.

..   If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (as long as payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, the contract may be continued with your spouse as the owner. Note that the Worker, Retiree and Employer Recovery Act of 2008 suspended Required
    Minimum Distributions for 2009. If your beneficiary elects to receive full distribution by December 31 of the year including the five year anniversary of the date of death, 2009 shall not be included in the five year requirement period. This effectively extends this period to December 31/st/ of the six year anniversary of the date of death.
..   If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a
    designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if those would provide a smaller payment requirement. For this distribution requirement also, 2009 shall not be included in the five year requirement period.
..   If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect.
    For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if those would provide a smaller payment requirement.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in a Qualified Annuity contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.

 TAX PENALTY FOR EARLY WITHDRAWALS FROM QUALIFIED ANNUITY CONTRACTS
 You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your being disabled; or
..   generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually and computed over your life or life expectancy or over the joint lives or joint life expectancies of you and your designated beneficiary. (Please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments or additional contributions to the Annuity during that time period will result in retroactive application of the 10% tax penalty.)

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 WITHHOLDING
 For all distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
..   For any annuity payments, you will have taxes withheld by us as if you are a married individual, with 3 exemptions. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default; and
..   For all other distributions, we will withhold at a 10% rate.

 We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes. There may be additional state income tax withholding requirements.

 CHARITABLE IRA DISTRIBUTIONS

 The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The American Taxpayer Relief Act extended this provision until the end of 2013.

 For distributions in tax years beginning after 2005 and before 2014, these rules provide for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 701/2. Special transition rules related to retroactive extension of this tax law provision permit different distribution treatment for Charitable IRA distributions made by January 31, 2013. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.


 The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

 GIFTS AND GENERATION-SKIPPING TRANSFERS
 If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

 ADDITIONAL INFORMATION
 For additional information about federal tax law requirements applicable to IRAs and Roth IRAs, see the IRA Disclosure Statement or Roth IRA Disclosure Statement, as applicable.

                              GENERAL INFORMATION

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?
 We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at www.accessallstate.com or any other electronic means, including diskettes or CD ROMs. We generally send a confirmation statement to you each time a financial transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter, if there have been transactions during the quarter. We may confirm regularly scheduled transactions, such as the Annual Maintenance Fee, Systematic Withdrawals (including 72(q) and 72(t) payments and required minimum distributions), electronic funds transfer, Dollar Cost Averaging, and static rebalancing, in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports or copies of reports previously sent. We reserve the right to charge up to $50 for each such additional or previously sent report. We will also send an annual report and a semi-annual report containing applicable financial statements for the Separate Account and the Portfolios, as of December 31 and June 30, respectively, to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

 WHAT IS ALLSTATE LIFE?
 Allstate Life is the issuer of the Annuities. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Annuities in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

 On June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Allstate Life and PICA also entered into an administrative services agreement pursuant to which PICA or an affiliate will administer the Separate Account and the Annuities after a transition period that may last up to two years. The benefits and provisions of the Annuities will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Annuity.


 In order to administer your annuity, certain discrete functions are performed by companies that are not affiliated with us. These companies may be considered "service providers" as defined under the Investment Company Act of 1940. These service providers may change over time, and as of December 31, 2012, consisted of the following: Alliance-One Services Inc. (administration of variable life policies) located at 55 Hartland Street, East Hartford CT 06108, Ascensus (qualified plan administrator) located at 200 Dryden Road, Dresher, PA 19025, Alerus Retirement Solutions (qualified plan administrator), Aprimo (fulfillment of marketing materials), 510 East 96th Street, Suite 300, Indianapolis, IN 46240, Aplifi (order entry systems provider) located at 555 SW 12th Ave, Suite 202, Pompano Beach, FL 33069, Broadridge Investor Communication Solutions, Inc. (proxy tabulation services), 51 Mercedes Way, Edgewood, NY 11717, Depository Trust & Clearing Corporation (clearing and settlement services), 55 Water Street, 26th Floor, New York, NY 10041, DG3 North America, Inc. (proxy and prospectus printing and mailing services), 100 Burma Road, Jersey City, NJ 07305, DST Systems, Inc. (clearing and settlement services), 4900 Main, 7th Floor, Kansas City, MO 64112, EBIX, Inc. (order-entry system), 5 Concourse Parkway, Suite 3200, Atlanta, GA 30328, ExlService Holdings, Inc., (administration of annuity contracts), 350 Park Avenue, 10th Floor, New York, NY 10022, Diversified Information Technologies Inc. (records management), 123 Wyoming Avenue, Scranton, PA 18503, Fiserv (composition, printing and mailing of confirmation and quarterly statements), 881 Main Street, Manchester, CT 06040, Fosdick Fulfillment Corp. (fulfillment of prospectuses and marketing materials), 26 Barnes Industrial Park Road, North Wallingford, CT 06492, Insurance Technologies (annuity illustrations), 38120 Amrhein Ave., Livonia, MI 48150, Morningstar Associates LLC (asset allocation recommendations) , 225 West Wacker Drive Chicago, IL 60606, National Financial Services (clearing and settlement services), NEPS, LLC (composition, printing, and mailing of contracts and benefit documents), 12 Manor Parkway, Salem, NJ 03079, Pershing LLC (order-entry systems provider), One Pershing Plaza, Jersey City, NJ 07399, RR Donnelley Receivables, Inc. (printing annual reports and prospectuses), 111 South Wacker Drive, Chicago, IL 60606-4301, William B. Meyer (printing and fulfillment of prospectuses and marketing materials), 255 Long Beach Boulevard, Stratford,
 CT 06615, Right Now Technologies (business information repository), 136 Enterprise Blvd, Bozeman, MT 59718, The Harty Press (print vendor for client communications), 25 James Street, New Haven, CT 06513, Skywire Software (composition, printing, and mailing of contracts and benefit documents), 150 Post Street, Suite 500, San Francisco, CA 94108, Bloomberg L. P. (subscription service to support index based product adjustments), 731 Lexington Ave. New York, NY 10022.

 WHAT IS THE SEPARATE ACCOUNT?
 Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Separate Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Separate Account or Allstate Life. We own the assets of the Separate Account. The Separate Account is a segregated asset account under Illinois law. That means we account for the Separate Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Annuity liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. Our obligations arising under the Annuities are general corporate obligations of Allstate Life. The Separate Account consists of multiple Sub-accounts, each of which invests in a corresponding Portfolio. We may add new Sub-accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Separate Account, its Sub-accounts or the Portfolios. We may use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.


 In addition to rights that we specifically reserve elsewhere in this prospectus, we reserve the right to perform any or all of the following:
   . offer new Sub-accounts, eliminate Sub-Accounts, substitute Sub-accounts or combine Sub-accounts;
   . close Sub-accounts to additional Purchase Payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates;
   . terminate offering certain Guarantee periods for new or renewing Fixed Rate Options;
   .   combine the Separate Account with other "unitized" separate accounts;
   .   deregister the Separate Account under the Investment Company Act of 1940;
   . manage the Separate Account as a management investment company under the Investment Company Act of 1940 or in any other form permitted by law;
   . make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission's interpretation thereof;
   . establish a provision in the Annuity for federal income taxes if we determine, in our sole discretion, that we will incur a tax as the result of the operation of the Separate Account;
   . make any changes required by federal or state laws with respect to annuity contracts; and
   . to the extent dictated by any underlying portfolio, impose a redemption fee or restrict transfers within any Sub-account.


 We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required. If investment in the Portfolios or a particular Portfolio is no longer possible, in our discretion becomes inappropriate for purposes the Annuity, or for any other rationale in our sole judgment, we may substitute another portfolio or investment portfolios without your consent. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any required approval of the SEC and any applicable state insurance departments. In addition, we may close Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.

 If you are enrolled in a Dollar Cost Averaging, Asset Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available Money Market Fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a Money Market Fund for any continued and future investments.

 WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?
 Each Portfolio is registered as an open-end management investment company under the Investment Company Act. Shares of the Portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

 VOTING RIGHTS
 We are the legal owner of the shares of the underlying mutual funds in which the Sub-accounts invest. However, under SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If a Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also

 "mirror vote" shares within the separate account that are owned directly by us or by an affiliate. In addition, because all the shares of a given mutual fund held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting", it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome. We will furnish those Owners who have Account Value allocated to a Sub-account whose Portfolio has requested a "proxy" vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

 Advanced Series Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its co-investment advisers, AST Investment Services, Inc. and Prudential Investments LLC, subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by AST Investment Services, Inc., Prudential Investments LLC and the Trustees. The exemption does not apply to the AST Franklin Templeton Founding Funds Allocation Portfolio; shareholder approval of new subadvisory agreements for this Portfolio only is required. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes. We may add new Sub-accounts that invest in a series of Portfolios other than the Trust. Such series of funds may have a similar order from the SEC. You also should review the prospectuses for the other Portfolios in which various Sub-accounts invest as to whether they have obtained similar orders from the SEC.

 MATERIAL CONFLICTS
 It is possible that differences may occur between companies that offer shares of a Portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products. Differences may also occur surrounding the offering of a Portfolio to variable life insurance policies and variable annuity contracts that we offer. Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products. If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict. "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies. We monitor any potential conflicts that may exist.

 SERVICE FEES

 Allstate Life and our affiliates receive substantial payments from certain underlying portfolios and/or related entities. Those payments may include Rule 12b-1 fees, administrative services fees and "revenue sharing" payments. Rule 12b-1 fees compensate our affiliated principal underwriter for a variety of services, including distribution services. Allstate Life receives administrative services fees with respect to both affiliated and unaffiliated portfolios. Administrative services fees compensate us for providing administrative services with respect to Owners invested indirectly in the portfolio, including recordkeeping services and the mailing of prospectuses and reports. In addition, under the terms of the reinsurance agreement between Allstate Life and The Prudential Insurance Company of America (PICA) (see "What is Allstate Life"), the certain administrative fees are payable to PICA from Allstate Life.

 Allstate Life may also receive "revenue sharing" payments, which are payments from investment advisers or other service providers to the portfolios. Some fees, such as Rule 12b-1 fees, are paid directly by the portfolio. Some fees are paid by entities that provide services to the portfolios. The existence of these payments may increase the overall cost of investing in the portfolios. Because these payments are made to Allstate Life, allocations you make to the underlying portfolios benefit us financially. In selecting portfolios available under the Annuity, we consider the payments made to us.

 Effective February 25, 2013, most AST Portfolios adopted a Rule 12b-1 fee. Prior to that fee, most AST Portfolios had an administrative services fee. The Rule 12b-1 fee compensates us and our affiliates for shareholder servicing, administrative, distribution and other services. We also receive "revenue sharing" payments from the advisers to the underlying portfolios. As of March 1, 2013, the maximum combined fees and revenue sharing payments we receive with respect to a portfolio are equal to an annual rate of 0.50% the average assets allocated to the portfolio under the Annuity. We expect to make a profit on these fees and payments.

 Please see the table entitled "Underlying Mutual Fund Portfolio Annual Expenses" for a listing of the Portfolios and any applicable 12b-1 fees.


 WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE LIFE?
 Allstate Distributors, L.L.C. ("Allstate Distributors"), located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Annuities. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate

 Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

 Allstate Distributors does not sell Annuities directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Annuities through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities. Annuities also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

 We will pay commissions to broker-dealers and banks which sell the Annuities. Commissions paid vary, but we may pay up to a maximum sales commission of 6.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.15% of Account Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Account Value and the number of years the Annuity is held.

 From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Account Value annually. These payments are intended to contribute to the promotion and marketing of the Annuities, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:
 (1) placement of the Annuities on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Annuities; (3) participation in sales conferences; and
 (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives.

 In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Annuities. To contribute to the promotion and marketing of the Annuities, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

 The general types of payments that we make are:
..   Percentage Payments based upon Account Value. This type of payment is a percentage payment that is based upon the total Account Value of all Annuities that were sold through the firm.
..   Based upon Percentage Payments Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Annuities sold through the firm.
..   Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Annuities sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

 To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of training and due diligence events). We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

 We are aware that the following firms received payment of more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.

 We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.

 NAME OF FIRM:

  Morgan Stanley
  LPL Financial Services
  Citi Global Markets
  UBS Financial Services

 Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the Annuity.

 Allstate Life does not pay Allstate Distributors a commission for distribution of the Annuities. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Annuity sales. This compensation is based on a percentage of premium payments and/or a percentage of Account Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Annuities, including any liability to Annuity owners arising out of services rendered or Annuities issued.

 ADMINISTRATION
 We have primary responsibility for all administration of the Annuities and the Separate Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") on June 1, 2006 whereby, PICA or an affiliate provides administrative services to the Separate Account and the Annuities on our behalf.

 We provide the following administrative services, among others:
..   maintenance of Annuity owner records;
..   Annuity owner services;
..   calculation of unit values;
..   maintenance of the Separate Account; and
..   preparation of Annuity owner reports.

 We will send you Annuity statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy.

 You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

 FINANCIAL STATEMENTS
 The financial statements of the Sub-accounts comprising the Separate Account and Allstate Life are included in the Statement of Additional Information.

 HOW TO CONTACT US
 You can contact us by:

   . calling our Customer Service Team at 1-866-695-2647 during our normal business hours.
   . writing to us via regular mail at Annuity Service Center, P.O. Box 70179, Philadelphia, PA 19176. NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
   . accessing information about your Annuity through our Internet Website at www.accessallstate.com.

 You can obtain account information by calling our automated response system and at www.accessallstate.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at www.accessallstate.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

 Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

 Allstate Life does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Allstate Life reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

 LEGAL MATTERS

 All matters of Illinois law pertaining to the Annuities, including the validity of the Annuities and Allstate Life's right to issue such Annuities under Illinois law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.


 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
 The following are the contents of the Statement of Additional Information:

   .   Additions, Deletions or Substitutions of Investments
   .   The Annuities
   .   Company
   .   Principal Underwriter
   .   Determination of Accumulation Unit Values
   .   General Matters
   .   Experts
   .   Financial Statements
   .   Appendix A - Accumulation Unit Values

                     APPENDIX A - ACCUMULATION UNIT VALUES

 As we have indicated throughout this prospectus, each Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge, by calling 866-695-2647 or by writing to us at the Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., TrueIncome), we limit the investment options to which you may allocate your Account Value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of Account Value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.

                      ALLSTATE RETIREMENT ACCESS B SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

           ACCUMULATION UNIT VALUES: BASIC DEATH BENEFIT ONLY (1.15%)




                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.09348        $10.45687           7,065
    01/01/2008 to 12/31/2008                             $10.45687         $7.04729         210,032
    01/01/2009 to 12/31/2009                              $7.04729         $8.66404         162,361
    01/01/2010 to 12/31/2010                              $8.66404         $9.59022         162,732
    01/01/2011 to 12/31/2011                              $9.59022         $9.22913         151,623
    01/01/2012 to 12/31/2012                              $9.22913        $10.27056         144,671
----------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.11513        $10.50785           1,044
    01/01/2008 to 12/31/2008                             $10.50785         $7.29212          38,919
    01/01/2009 to 12/31/2009                              $7.29212         $9.09791          55,878
    01/01/2010 to 12/31/2010                              $9.09791        $10.22707          47,164
    01/01/2011 to 12/31/2011                             $10.22707        $10.12211          38,899
    01/01/2012 to 12/31/2012                             $10.12211        $11.37259          40,074
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.06654         $9.58052               0
    01/01/2008 to 12/31/2008                              $9.58052         $6.18060               0
    01/01/2009 to 12/31/2009                              $6.18060         $7.19633               0
    01/01/2010 to 12/31/2010                              $7.19633         $8.09945               0
    01/01/2011 to 12/31/2011                              $8.09945         $8.29329               0
    01/01/2012 to 05/04/2012                              $8.29329         $9.02728               0
----------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07725        $10.46746           1,891
    01/01/2008 to 12/31/2008                             $10.46746         $7.37829         185,767
    01/01/2009 to 12/31/2009                              $7.37829         $8.99364         401,570
    01/01/2010 to 12/31/2010                              $8.99364         $9.98615         441,535
    01/01/2011 to 12/31/2011                              $9.98615         $9.75252         383,951
    01/01/2012 to 12/31/2012                              $9.75252        $10.84420         383,277
----------------------------------------------------------------------------------------------------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011                             $9.99906         $9.19889               0
    01/01/2012 to 12/31/2012                              $9.19889        $10.17588               0

                                                                                      Number of
                                                  Accumulation     Accumulation      Accumulation
                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                   Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------
AST BLACKROCK VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                       $10.07831         $9.83615             124
    01/01/2008 to 12/31/2008                         $9.83615         $6.09701           1,526
    01/01/2009 to 12/31/2009                         $6.09701         $7.12826           1,525
    01/01/2010 to 12/31/2010                         $7.12826         $7.92391           1,396
    01/01/2011 to 12/31/2011                         $7.92391         $7.79522           1,235
    01/01/2012 to 12/31/2012                         $7.79522         $8.73922           1,784
-----------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                       $10.11661        $10.44244           4,790
    01/01/2008 to 12/31/2008                        $10.44244         $6.71665         160,346
    01/01/2009 to 12/31/2009                         $6.71665         $8.32218         224,296
    01/01/2010 to 12/31/2010                         $8.32218         $9.32780         229,929
    01/01/2011 to 12/31/2011                         $9.32780         $8.99788         182,441
    01/01/2012 to 12/31/2012                         $8.99788        $10.11600         176,273
-----------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                       $10.08124         $7.37227          39,687
    01/01/2009 to 12/31/2009                         $7.37227         $8.99302          63,771
    01/01/2010 to 12/31/2010                         $8.99302         $9.95023          62,495
    01/01/2011 to 12/31/2011                         $9.95023         $9.65844          60,327
    01/01/2012 to 12/31/2012                         $9.65844        $10.53009          60,763
-----------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007                       $10.10634         $9.38860             568
    01/01/2008 to 12/31/2008                         $9.38860         $6.02842             648
    01/01/2009 to 12/31/2009                         $6.02842         $7.86267             776
    01/01/2010 to 12/31/2010                         $7.86267        $10.00349             670
    01/01/2011 to 12/31/2011                        $10.00349        $10.54152             641
    01/01/2012 to 12/31/2012                        $10.54152        $12.02085           2,807
-----------------------------------------------------------------------------------------------------
AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                       $10.12778         $8.85444              39
    01/01/2008 to 07/18/2008                         $8.85444         $8.13582               0
-----------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                       $10.09568        $10.23799              60
    01/01/2008 to 12/31/2008                        $10.23799         $5.65876             591
    01/01/2009 to 12/31/2009                         $5.65876         $7.42159             591
    01/01/2010 to 12/31/2010                         $7.42159         $9.72516             526
    01/01/2011 to 12/31/2011                         $9.72516         $8.35392             733
    01/01/2012 to 12/31/2012                         $8.35392         $9.91658             634
-----------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                       $10.10375         $7.53306           7,169
    01/01/2009 to 12/31/2009                         $7.53306         $9.02845          10,479
    01/01/2010 to 12/31/2010                         $9.02845        $10.11468          10,689
    01/01/2011 to 12/31/2011                        $10.11468         $9.75245           8,180
    01/01/2012 to 12/31/2012                         $9.75245        $10.95605           9,489
-----------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                       $10.08931        $10.45149               0
    01/01/2008 to 12/31/2008                        $10.45149         $6.76922          88,061
    01/01/2009 to 12/31/2009                         $6.76922         $8.28818          92,377
    01/01/2010 to 12/31/2010                         $8.28818         $9.37069          93,062
    01/01/2011 to 12/31/2011                         $9.37069         $9.12472          71,142
    01/01/2012 to 12/31/2012                         $9.12472         $9.98014          75,969

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.12496        $10.58860           5,278
    01/01/2008 to 12/31/2008                                     $10.58860         $6.20652          98,539
    01/01/2009 to 12/31/2009                                      $6.20652         $7.72964         129,860
    01/01/2010 to 12/31/2010                                      $7.72964         $9.09506          91,152
    01/01/2011 to 12/31/2011                                      $9.09506         $8.43269          82,499
    01/01/2012 to 12/31/2012                                      $8.43269         $9.41367          81,385
------------------------------------------------------------------------------------------------------------------
AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008                                     $9.99906         $7.49078           1,333
    01/01/2009 to 11/13/2009                                      $7.49078         $8.41585               0
------------------------------------------------------------------------------------------------------------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012                                     $9.99906        $10.78594         133,820
------------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008                                    $10.17574         $6.12807              72
    01/01/2009 to 12/31/2009                                      $6.12807         $8.18487             184
    01/01/2010 to 12/31/2010                                      $8.18487         $9.72608              88
    01/01/2011 to 12/31/2011                                      $9.72608         $9.13094              62
    01/01/2012 to 12/31/2012                                      $9.13094        $11.44638              62
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.13455        $10.43403             842
    01/01/2008 to 12/31/2008                                     $10.43403         $6.16137           3,337
    01/01/2009 to 12/31/2009                                      $6.16137         $9.10019           3,741
    01/01/2010 to 12/31/2010                                      $9.10019         $9.92210           3,763
    01/01/2011 to 12/31/2011                                      $9.92210         $9.42106           3,735
    01/01/2012 to 12/31/2012                                      $9.42106        $11.15454           3,561
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.07406        $10.23019              47
    01/01/2008 to 12/31/2008                                     $10.23019         $5.99845             312
    01/01/2009 to 12/31/2009                                      $5.99845         $7.06817             311
    01/01/2010 to 12/31/2010                                      $7.06817         $7.88820             310
    01/01/2011 to 12/31/2011                                      $7.88820         $7.36820             310
    01/01/2012 to 12/31/2012                                      $7.36820         $8.71688             702
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.12451        $10.45031              23
    01/01/2008 to 12/31/2008                                     $10.45031         $6.11692           4,238
    01/01/2009 to 12/31/2009                                      $6.11692         $9.49991           4,122
    01/01/2010 to 12/31/2010                                      $9.49991        $11.25373           2,552
    01/01/2011 to 12/31/2011                                     $11.25373        $10.79456           2,541
    01/01/2012 to 12/31/2012                                     $10.79456        $12.76459           2,481
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008                                    $10.03395         $7.65765             273
    01/01/2009 to 12/31/2009                                      $7.65765         $9.60302             273
    01/01/2010 to 12/31/2010                                      $9.60302        $12.03485             273
    01/01/2011 to 12/31/2011                                     $12.03485        $12.05293             273
    01/01/2012 to 12/31/2012                                     $12.05293        $13.78510             273
------------------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.01136        $10.54919             174
    01/01/2008 to 12/31/2008                                     $10.54919         $7.76519           4,870
    01/01/2009 to 12/31/2009                                      $7.76519        $10.40605           3,305
    01/01/2010 to 12/31/2010                                     $10.40605        $11.67638           3,923
    01/01/2011 to 12/31/2011                                     $11.67638        $11.90986           2,207
    01/01/2012 to 12/31/2012                                     $11.90986        $13.40777           4,114

                                                                                                 Number of
                                                             Accumulation     Accumulation      Accumulation
                                                             Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                                  $10.08942         $7.64236          11,510
    01/01/2009 to 12/31/2009                                    $7.64236         $9.32195          18,866
    01/01/2010 to 12/31/2010                                    $9.32195        $10.28467          20,521
    01/01/2011 to 12/31/2011                                   $10.28467        $10.11619          19,462
    01/01/2012 to 12/31/2012                                   $10.11619        $11.01402          19,494
----------------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                                  $10.24241        $11.09600             113
    01/01/2008 to 12/31/2008                                   $11.09600         $5.45945           6,938
    01/01/2009 to 12/31/2009                                    $5.45945         $7.30192           7,773
    01/01/2010 to 12/31/2010                                    $7.30192         $8.26529           5,284
    01/01/2011 to 12/31/2011                                    $8.26529         $7.11529           5,027
    01/01/2012 to 12/31/2012                                    $7.11529         $8.46677           4,504
----------------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                                  $10.18917        $10.49686             938
    01/01/2008 to 12/31/2008                                   $10.49686         $5.81109           7,355
    01/01/2009 to 12/31/2009                                    $5.81109         $7.49706           7,244
    01/01/2010 to 12/31/2010                                    $7.49706         $8.23313           5,466
    01/01/2011 to 12/31/2011                                    $8.23313         $7.11811           5,147
    01/01/2012 to 12/31/2012                                    $7.11811         $8.21051           4,864
----------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
 FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                                  $10.11193         $7.16465           8,380
    01/01/2009 to 12/31/2009                                    $7.16465         $8.97192           8,886
    01/01/2010 to 12/31/2010                                    $8.97192        $10.09536           8,031
    01/01/2011 to 12/31/2011                                   $10.09536         $9.92368           7,684
    01/01/2012 to 12/31/2012                                    $9.92368        $11.14318           7,907
----------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007                                  $10.08357         $9.71560           4,876
    01/01/2008 to 12/31/2008                                    $9.71560         $7.91296          67,028
    01/01/2009 to 12/31/2009                                    $7.91296         $9.54542          86,266
    01/01/2010 to 12/31/2010                                    $9.54542        $10.12750          86,650
    01/01/2011 to 12/31/2011                                   $10.12750        $10.03567          72,531
    01/01/2012 to 12/31/2012                                   $10.03567        $10.98486          77,204
----------------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                                  $10.08445        $10.29762               0
    01/01/2010 to 12/31/2010                                   $10.29762        $11.33242               0
    01/01/2011 to 12/31/2011                                   $11.33242        $11.27775               0
    01/01/2012 to 12/31/2012                                   $11.27775        $12.84242               0
----------------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                                  $10.14583        $10.30739               0
    01/01/2010 to 12/31/2010                                   $10.30739        $11.58849               0
    01/01/2011 to 12/31/2011                                   $11.58849        $10.78400               0
    01/01/2012 to 12/31/2012                                   $10.78400        $12.07198               0
----------------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                                  $10.18258        $10.36729             427
    01/01/2008 to 12/31/2008                                   $10.36729         $6.00813           3,324
    01/01/2009 to 12/31/2009                                    $6.00813         $8.07094           3,323
    01/01/2010 to 12/31/2010                                    $8.07094         $8.55118           2,691
    01/01/2011 to 12/31/2011                                    $8.55118         $7.68046           2,690
    01/01/2012 to 12/31/2012                                    $7.68046         $9.25655           2,690

                                                                                    Number of
                                                Accumulation     Accumulation      Accumulation
                                                Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                 Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                     $10.09261         $9.58244             879
    01/01/2008 to 12/31/2008                       $9.58244         $5.54292              82
    01/01/2009 to 12/31/2009                       $5.54292         $6.54479              81
    01/01/2010 to 12/31/2010                       $6.54479         $7.32164              81
    01/01/2011 to 12/31/2011                       $7.32164         $6.93554              81
    01/01/2012 to 12/31/2012                       $6.93554         $8.01436             748
---------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    07/30/2007* to 12/31/2007                     $10.00752        $10.42273             294
    01/01/2008 to 12/31/2008                      $10.42273         $7.90817           3,605
    01/01/2009 to 12/31/2009                       $7.90817        $10.52341           4,758
    01/01/2010 to 12/31/2010                      $10.52341        $11.79919           3,495
    01/01/2011 to 12/31/2011                      $11.79919        $12.85145           3,067
    01/01/2012 to 12/31/2012                      $12.85145        $13.45836           2,877
---------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                     $10.13357        $10.85115               0
    01/01/2008 to 12/31/2008                      $10.85115         $6.04393           3,829
    01/01/2009 to 12/31/2009                       $6.04393         $7.75328           3,740
    01/01/2010 to 12/31/2010                       $7.75328         $9.17913           2,129
    01/01/2011 to 12/31/2011                       $9.17913         $8.99191           2,129
    01/01/2012 to 12/31/2012                       $8.99191         $9.97977           2,129
---------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                     $10.15695        $10.45680             399
    01/01/2008 to 12/31/2008                      $10.45680         $6.82398           3,779
    01/01/2009 to 12/31/2009                       $6.82398         $8.87186           3,779
    01/01/2010 to 12/31/2010                       $8.87186         $9.82742           3,159
    01/01/2011 to 12/31/2011                       $9.82742         $9.41130           3,159
    01/01/2012 to 12/31/2012                       $9.41130        $11.45123           3,158
---------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                     $10.10906        $10.79010               0
    01/01/2008 to 12/31/2008                      $10.79010         $6.79479           1,010
    01/01/2009 to 12/31/2009                       $6.79479         $8.35007           1,883
    01/01/2010 to 12/31/2010                       $8.35007         $9.31039           1,717
    01/01/2011 to 12/31/2011                       $9.31039         $9.14986           1,562
    01/01/2012 to 12/31/2012                       $9.14986        $10.59102           1,350
---------------------------------------------------------------------------------------------------
AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012                      $9.99906        $10.21647               0
---------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                     $10.07805         $9.77256             425
    01/01/2008 to 12/31/2008                       $9.77256         $5.97799           1,091
    01/01/2009 to 12/31/2009                       $5.97799         $8.20813           1,485
    01/01/2010 to 12/31/2010                       $8.20813        $10.03040           1,484
    01/01/2011 to 12/31/2011                      $10.03040         $9.57416           1,483
    01/01/2012 to 12/31/2012                       $9.57416        $11.20766           1,483
---------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007                     $10.00038        $10.15309               0
    01/01/2008 to 12/31/2008                      $10.15309        $10.28948          74,314
    01/01/2009 to 12/31/2009                      $10.28948        $10.19718          52,935
    01/01/2010 to 12/31/2010                      $10.19718        $10.08379          47,921
    01/01/2011 to 12/31/2011                      $10.08379         $9.97110          16,545
    01/01/2012 to 12/31/2012                       $9.97110         $9.85785           3,540

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.10517        $10.04861              61
    01/01/2008 to 12/31/2008                             $10.04861         $5.73621           2,340
    01/01/2009 to 12/31/2009                              $5.73621         $7.97581           2,306
    01/01/2010 to 12/31/2010                              $7.97581         $9.73300           2,066
    01/01/2011 to 12/31/2011                              $9.73300         $9.38326           1,822
    01/01/2012 to 12/31/2012                              $9.38326        $10.86517           1,567
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                            $10.02897        $10.07977               0
    01/01/2012 to 12/31/2012                             $10.07977        $10.45038               0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.15883        $10.52611              59
    01/01/2008 to 12/31/2008                             $10.52611         $5.91259           3,407
    01/01/2009 to 12/31/2009                              $5.91259         $7.58653           3,406
    01/01/2010 to 12/31/2010                              $7.58653         $9.65098           2,710
    01/01/2011 to 12/31/2011                              $9.65098         $9.70213           2,632
    01/01/2012 to 12/31/2012                              $9.70213        $10.77927           2,603
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.05186        $11.26442               0
    01/01/2008 to 12/31/2008                             $11.26442         $6.39907             263
    01/01/2009 to 12/31/2009                              $6.39907         $7.75370             306
    01/01/2010 to 12/31/2010                              $7.75370         $9.21905             288
    01/01/2011 to 04/29/2011                              $9.21905        $10.35813               0
----------------------------------------------------------------------------------------------------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012                             $9.99906        $10.35995               0
----------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008                            $10.10180         $5.58716             841
    01/01/2009 to 12/31/2009                              $5.58716         $9.19744             840
    01/01/2010 to 12/31/2010                              $9.19744        $11.11757             840
    01/01/2011 to 12/31/2011                             $11.11757         $8.76309             839
    01/01/2012 to 12/31/2012                              $8.76309        $10.21646             839
----------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007                             $9.99906        $10.36790               0
    01/01/2008 to 12/31/2008                             $10.36790        $10.36432           8,097
    01/01/2009 to 12/31/2009                             $10.36432        $11.29446           8,579
    01/01/2010 to 12/31/2010                             $11.29446        $11.60112           6,525
    01/01/2011 to 12/31/2011                             $11.60112        $11.72701           6,524
    01/01/2012 to 12/31/2012                             $11.72701        $12.13766           6,961
----------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007                             $9.99043        $10.62891              34
    01/01/2008 to 12/31/2008                             $10.62891        $10.27050           1,929
    01/01/2009 to 12/31/2009                             $10.27050        $11.83164           4,769
    01/01/2010 to 12/31/2010                             $11.83164        $12.59972           3,804
    01/01/2011 to 12/31/2011                             $12.59972        $12.85227           3,699
    01/01/2012 to 12/31/2012                             $12.85227        $13.89031           4,865
----------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.05282        $10.51809               0
    01/01/2008 to 12/31/2008                             $10.51809         $8.37223         165,136
    01/01/2009 to 12/31/2009                              $8.37223         $9.93547         267,217
    01/01/2010 to 12/31/2010                              $9.93547        $10.86073         199,660
    01/01/2011 to 12/31/2011                             $10.86073        $10.84414         201,755
    01/01/2012 to 12/31/2012                             $10.84414        $11.83281         196,725

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                              $10.01898        $10.07969               0
    01/01/2012 to 12/31/2012                               $10.07969        $10.67336               0
------------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.08375         $9.77111             849
    01/01/2008 to 12/31/2008                                $9.77111         $5.91991           2,949
    01/01/2009 to 12/31/2009                                $5.91991         $7.12963           2,947
    01/01/2010 to 12/31/2010                                $7.12963         $8.10916           2,613
    01/01/2011 to 12/31/2011                                $8.10916         $8.29406           2,612
    01/01/2012 to 12/31/2012                                $8.29406         $9.74149           2,611
------------------------------------------------------------------------------------------------------------
AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011                               $9.99906         $8.93102               0
    01/01/2012 to 12/31/2012                                $8.93102         $9.99096               0
------------------------------------------------------------------------------------------------------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
 FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                              $10.09942         $6.72110             646
    01/01/2009 to 12/31/2009                                $6.72110         $8.42873          12,267
    01/01/2010 to 12/31/2010                                $8.42873         $9.52782          27,981
    01/01/2011 to 12/31/2011                                $9.52782         $9.19447          24,281
    01/01/2012 to 12/31/2012                                $9.19447        $10.53527          25,275
------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.08250        $10.44198               0
    01/01/2008 to 12/31/2008                               $10.44198         $7.20649           5,315
    01/01/2009 to 12/31/2009                                $7.20649         $9.07746          10,815
    01/01/2010 to 12/31/2010                                $9.07746        $10.03417           9,953
    01/01/2011 to 12/31/2011                               $10.03417         $9.58477           7,255
    01/01/2012 to 12/31/2012                                $9.58477        $10.53087           7,230
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.09716         $9.89351               0
    01/01/2008 to 12/31/2008                                $9.89351         $6.35771               0
    01/01/2009 to 12/31/2009                                $6.35771         $8.41645             191
    01/01/2010 to 12/31/2010                                $8.41645        $11.35082             191
    01/01/2011 to 12/31/2011                               $11.35082        $11.11182             191
    01/01/2012 to 12/31/2012                               $11.11182        $12.32277             190
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.09329         $9.47580              28
    01/01/2008 to 12/31/2008                                $9.47580         $6.58410           1,169
    01/01/2009 to 12/31/2009                                $6.58410         $8.26672           1,540
    01/01/2010 to 12/31/2010                                $8.26672        $10.29705           1,474
    01/01/2011 to 12/31/2011                               $10.29705         $9.57165           1,392
    01/01/2012 to 12/31/2012                                $9.57165        $11.18104           1,363
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.07029        $10.22655          30,036
    01/01/2008 to 12/31/2008                               $10.22655         $7.48722         111,624
    01/01/2009 to 12/31/2009                                $7.48722         $9.18879         176,350
    01/01/2010 to 12/31/2010                                $9.18879        $10.13205         163,838
    01/01/2011 to 12/31/2011                               $10.13205        $10.21547         149,045
    01/01/2012 to 12/31/2012                               $10.21547        $11.46208         158,076

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.09139         $9.50749           1,002
    01/01/2008 to 12/31/2008                                 $9.50749         $5.46249           3,498
    01/01/2009 to 12/31/2009                                 $5.46249         $6.68552           3,341
    01/01/2010 to 12/31/2010                                 $6.68552         $7.48479           1,464
    01/01/2011 to 12/31/2011                                 $7.48479         $7.27835           1,296
    01/01/2012 to 12/31/2012                                 $7.27835         $8.43670           1,235
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.00748        $10.63509             419
    01/01/2008 to 12/31/2008                                $10.63509        $10.25810           2,929
    01/01/2009 to 12/31/2009                                $10.25810        $11.36994           4,117
    01/01/2010 to 12/31/2010                                $11.36994        $11.88615           2,675
    01/01/2011 to 12/31/2011                                $11.88615        $12.23551           2,592
    01/01/2012 to 12/31/2012                                $12.23551        $12.72824           2,807
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.14586        $10.10082             823
    01/01/2008 to 12/31/2008                                $10.10082         $5.93496           1,436
    01/01/2009 to 12/31/2009                                 $5.93496         $8.99883           1,436
    01/01/2010 to 12/31/2010                                 $8.99883        $10.30298           1,435
    01/01/2011 to 12/31/2011                                $10.30298        $10.01311           1,434
    01/01/2012 to 12/31/2012                                $10.01311        $11.63958           1,433
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.18083        $11.66699             467
    01/01/2008 to 12/31/2008                                $11.66699         $5.76870           3,906
    01/01/2009 to 12/31/2009                                 $5.76870         $8.51760           4,484
    01/01/2010 to 12/31/2010                                 $8.51760        $10.14301           3,581
    01/01/2011 to 12/31/2011                                $10.14301         $8.53176           4,502
    01/01/2012 to 12/31/2012                                 $8.53176         $8.73957           4,335
-------------------------------------------------------------------------------------------------------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.13064        $10.38219               0
    01/01/2008 to 12/31/2008                                $10.38219         $5.91956               0
    01/01/2009 to 12/31/2009                                 $5.91956         $7.51604               0
    01/01/2010 to 12/31/2010                                 $7.51604         $8.51798               0
    01/01/2011 to 12/31/2011                                 $8.51798         $8.13010               0
    01/01/2012 to 12/31/2012                                 $8.13010         $8.92215               0
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007                                $9.99906         $9.98594               0
    01/01/2008 to 12/31/2008                                 $9.98594         $9.35793               0
    01/01/2009 to 12/31/2009                                 $9.35793        $10.32733               0
    01/01/2010 to 12/31/2010                                $10.32733        $11.00593               0
    01/01/2011 to 12/31/2011                                $11.00593        $11.53627               0
    01/01/2012 to 12/31/2012                                $11.53627        $12.30053               0
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO
    08/20/2012* to 12/31/2012                                $9.99906        $10.40561               0
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008                               $10.07825         $6.66607         126,633
    01/01/2009 to 12/31/2009                                 $6.66607         $8.57152         173,117
    01/01/2010 to 12/31/2010                                 $8.57152         $9.34169         166,531
    01/01/2011 to 12/31/2011                                 $9.34169         $9.08118         118,585
    01/01/2012 to 09/21/2012                                 $9.08118        $10.21231               0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

 ACCUMULATION UNIT VALUES: WITH TRUEACCUMULATION HD 60 BPS AND COMBO 5%/HAV 80
                                  BPS (2.55%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02456        $12.18109            0
    01/01/2010 to 12/31/2010                             $12.18109        $13.29895            0
    01/01/2011 to 12/31/2011                             $13.29895        $12.62351            0
    01/01/2012 to 12/31/2012                             $12.62351        $13.85549            0
----------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.03690        $12.37747            0
    01/01/2010 to 12/31/2010                             $12.37747        $13.72360            0
    01/01/2011 to 12/31/2011                             $13.72360        $13.39736            0
    01/01/2012 to 12/31/2012                             $13.39736        $14.84636            0
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.07556        $12.42541            0
    01/01/2010 to 12/31/2010                             $12.42541        $13.79371            0
    01/01/2011 to 12/31/2011                             $13.79371        $13.93111            0
    01/01/2012 to 05/04/2012                             $13.93111        $15.09235            0
----------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02338        $12.00642            0
    01/01/2010 to 12/31/2010                             $12.00642        $13.14918            0
    01/01/2011 to 12/31/2011                             $13.14918        $12.66644            0
    01/01/2012 to 12/31/2012                             $12.66644        $13.89127            0
----------------------------------------------------------------------------------------------------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011                             $9.99793         $9.11424            0
    01/01/2012 to 12/31/2012                              $9.11424         $9.94401            0
----------------------------------------------------------------------------------------------------------
AST BLACKROCK VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.09816        $12.71996            0
    01/01/2010 to 12/31/2010                             $12.71996        $13.94659            0
    01/01/2011 to 12/31/2011                             $13.94659        $13.53296            0
    01/01/2012 to 12/31/2012                             $13.53296        $14.96384            0
----------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009                              $9.93808         $9.58121            0
    01/01/2010 to 12/31/2010                              $9.58121        $10.33077            0
    01/01/2011 to 12/31/2011                             $10.33077        $11.04501            0
    01/01/2012 to 12/31/2012                             $11.04501        $11.21801            0
----------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009                              $9.92252         $9.64707            0
    01/01/2010 to 12/31/2010                              $9.64707        $10.45909            0
    01/01/2011 to 12/31/2011                             $10.45909        $11.58410            0
    01/01/2012 to 12/31/2012                             $11.58410        $11.94078            0
----------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009                              $9.90529         $9.54816            0
    01/01/2010 to 12/31/2010                              $9.54816        $10.36817            0
    01/01/2011 to 12/31/2011                             $10.36817        $11.72540            0
    01/01/2012 to 12/31/2012                             $11.72540        $12.10285            0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009                                      $9.88401         $9.22399            0
    01/01/2010 to 12/31/2010                                      $9.22399        $10.05966            0
    01/01/2011 to 12/31/2011                                     $10.05966        $11.64163            0
    01/01/2012 to 12/31/2012                                     $11.64163        $12.06861            0
------------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010                                     $9.99724        $10.93095            0
    01/01/2011 to 12/31/2011                                     $10.93095        $12.82319            0
    01/01/2012 to 12/31/2012                                     $12.82319        $13.35281            0
------------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011                                     $9.99793        $11.93636            0
    01/01/2012 to 12/31/2012                                     $11.93636        $12.31925            0
------------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012                                     $9.99724        $10.32566            0
------------------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.03868        $12.27446            0
    01/01/2010 to 12/31/2010                                     $12.27446        $13.56977            0
    01/01/2011 to 12/31/2011                                     $13.56977        $12.91120            0
    01/01/2012 to 12/31/2012                                     $12.91120        $14.31678            0
------------------------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.03974        $11.90310            0
    01/01/2010 to 12/31/2010                                     $11.90310        $12.99014            0
    01/01/2011 to 12/31/2011                                     $12.99014        $12.43712            0
    01/01/2012 to 12/31/2012                                     $12.43712        $13.37386            0
------------------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.61469        $14.46969            0
    01/01/2010 to 12/31/2010                                     $14.46969        $18.15795            0
    01/01/2011 to 12/31/2011                                     $18.15795        $18.87343            0
    01/01/2012 to 12/31/2012                                     $18.87343        $21.22719            0
------------------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.98051        $12.94608            0
    01/01/2010 to 12/31/2010                                     $12.94608        $16.73243            0
    01/01/2011 to 12/31/2011                                     $16.73243        $14.17694            0
    01/01/2012 to 12/31/2012                                     $14.17694        $16.59821            0
------------------------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.02678        $11.93627            0
    01/01/2010 to 12/31/2010                                     $11.93627        $13.18992            0
    01/01/2011 to 12/31/2011                                     $13.18992        $12.54407            0
    01/01/2012 to 12/31/2012                                     $12.54407        $13.89894            0
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.01305        $12.26126            0
    01/01/2010 to 12/31/2010                                     $12.26126        $13.67333            0
    01/01/2011 to 12/31/2011                                     $13.67333        $13.13274            0
    01/01/2012 to 12/31/2012                                     $13.13274        $14.16699            0
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.98504        $12.12139            0
    01/01/2010 to 12/31/2010                                     $12.12139        $14.06775            0
    01/01/2011 to 12/31/2011                                     $14.06775        $12.86540            0
    01/01/2012 to 12/31/2012                                     $12.86540        $14.16541            0
------------------------------------------------------------------------------------------------------------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012                                     $9.99793        $10.68587            0

                                                                                                 Number of
                                                             Accumulation     Accumulation      Accumulation
                                                             Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009                                    $9.85931        $13.89520            0
    01/01/2010 to 12/31/2010                                   $13.89520        $16.28633            0
    01/01/2011 to 12/31/2011                                   $16.28633        $15.08104            0
    01/01/2012 to 12/31/2012                                   $15.08104        $18.64642            0
----------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.04650        $12.80244            0
    01/01/2010 to 12/31/2010                                   $12.80244        $13.76804            0
    01/01/2011 to 12/31/2011                                   $13.76804        $12.89430            0
    01/01/2012 to 12/31/2012                                   $12.89430        $15.05770            0
----------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.12452        $12.16923            0
    01/01/2010 to 12/31/2010                                   $12.16923        $13.39542            0
    01/01/2011 to 12/31/2011                                   $13.39542        $12.34140            0
    01/01/2012 to 12/31/2012                                   $12.34140        $14.40021            0
----------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.05955        $13.44579            0
    01/01/2010 to 12/31/2010                                   $13.44579        $15.71054            0
    01/01/2011 to 12/31/2011                                   $15.71054        $14.86377            0
    01/01/2012 to 12/31/2012                                   $14.86377        $17.33582            0
----------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                    $9.95308        $12.72233            0
    01/01/2010 to 12/31/2010                                   $12.72233        $15.72644            0
    01/01/2011 to 12/31/2011                                   $15.72644        $15.53511            0
    01/01/2012 to 12/31/2012                                   $15.53511        $17.52429            0
----------------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.01698        $12.48013            0
    01/01/2010 to 12/31/2010                                   $12.48013        $13.81219            0
    01/01/2011 to 12/31/2011                                   $13.81219        $13.89619            0
    01/01/2012 to 12/31/2012                                   $13.89619        $15.42958            0
----------------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.02456        $11.82508            0
    01/01/2010 to 12/31/2010                                   $11.82508        $12.86791            0
    01/01/2011 to 12/31/2011                                   $12.86791        $12.48437            0
    01/01/2012 to 12/31/2012                                   $12.48437        $13.40604            0
----------------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.14310        $13.23292            0
    01/01/2010 to 12/31/2010                                   $13.23292        $14.77423            0
    01/01/2011 to 12/31/2011                                   $14.77423        $12.54483            0
    01/01/2012 to 12/31/2012                                   $12.54483        $14.72326            0
----------------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.11760        $13.06484            0
    01/01/2010 to 12/31/2010                                   $13.06484        $14.15155            0
    01/01/2011 to 12/31/2011                                   $14.15155        $12.06765            0
    01/01/2012 to 12/31/2012                                   $12.06765        $13.72898            0
----------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
 FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.04092        $12.21260            0
    01/01/2010 to 12/31/2010                                   $12.21260        $13.55399            0
    01/01/2011 to 12/31/2011                                   $13.55399        $13.14172            0
    01/01/2012 to 12/31/2012                                   $13.14172        $14.55449            0

                                                                                          Number of
                                                      Accumulation     Accumulation      Accumulation
                                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                       Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2009 to 12/31/2009                            $10.07967        $11.63330            0
    01/01/2010 to 12/31/2010                            $11.63330        $12.17390            0
    01/01/2011 to 12/31/2011                            $12.17390        $11.89893            0
    01/01/2012 to 12/31/2012                            $11.89893        $12.84584            0
---------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                           $10.08332        $10.27904            0
    01/01/2010 to 12/31/2010                            $10.27904        $11.15736            0
    01/01/2011 to 12/31/2011                            $11.15736        $10.95203            0
    01/01/2012 to 12/31/2012                            $10.95203        $12.30064            0
---------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                           $10.14470        $10.28882            0
    01/01/2010 to 12/31/2010                            $10.28882        $11.40962            0
    01/01/2011 to 12/31/2011                            $11.40962        $10.47259            0
    01/01/2012 to 12/31/2012                            $10.47259        $11.56273            0
---------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                            $10.12726        $13.54976            0
    01/01/2010 to 12/31/2010                            $13.54976        $14.15991            0
    01/01/2011 to 12/31/2011                            $14.15991        $12.54418            0
    01/01/2012 to 12/31/2012                            $12.54418        $14.91108            0
---------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                            $10.06253        $12.69646            0
    01/01/2010 to 12/31/2010                            $12.69646        $14.00962            0
    01/01/2011 to 12/31/2011                            $14.00962        $13.08967            0
    01/01/2012 to 12/31/2012                            $13.08967        $14.91841            0
---------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                            $10.03375        $12.04927            0
    01/01/2010 to 12/31/2010                            $12.04927        $13.32542            0
    01/01/2011 to 12/31/2011                            $13.32542        $14.31591            0
    01/01/2012 to 12/31/2012                            $14.31591        $14.78653            0
---------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                            $10.00716        $12.67837            0
    01/01/2010 to 12/31/2010                            $12.67837        $14.80468            0
    01/01/2011 to 12/31/2011                            $14.80468        $14.30478            0
    01/01/2012 to 12/31/2012                            $14.30478        $15.65890            0
---------------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                            $10.07230        $13.32699            0
    01/01/2010 to 12/31/2010                            $13.32699        $14.56080            0
    01/01/2011 to 12/31/2011                            $14.56080        $13.75390            0
    01/01/2012 to 12/31/2012                            $13.75390        $16.50591            0
---------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                            $10.02809        $12.11670            0
    01/01/2010 to 12/31/2010                            $12.11670        $13.32566            0
    01/01/2011 to 12/31/2011                            $13.32566        $12.91710            0
    01/01/2012 to 12/31/2012                            $12.91710        $14.74676            0
---------------------------------------------------------------------------------------------------------
AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012                            $9.99793        $10.16435            0
---------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $9.98574        $13.19300            0
    01/01/2010 to 12/31/2010                            $13.19300        $15.90181            0
    01/01/2011 to 12/31/2011                            $15.90181        $14.97122            0
    01/01/2012 to 12/31/2012                            $14.97122        $17.28534            0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.99953         $9.83859            0
    01/01/2010 to 12/31/2010                              $9.83859         $9.59592            0
    01/01/2011 to 12/31/2011                              $9.59592         $9.35949            0
    01/01/2012 to 12/31/2012                              $9.35949         $9.12671            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.13089        $13.67744            0
    01/01/2010 to 12/31/2010                             $13.67744        $16.46273            0
    01/01/2011 to 12/31/2011                             $16.46273        $15.65461            0
    01/01/2012 to 12/31/2012                             $15.65461        $17.87853            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                            $10.02784        $10.05583            0
    01/01/2012 to 12/31/2012                             $10.05583        $10.28273            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.97665        $12.32787            0
    01/01/2010 to 12/31/2010                             $12.32787        $15.46823            0
    01/01/2011 to 12/31/2011                             $15.46823        $15.33808            0
    01/01/2012 to 12/31/2012                             $15.33808        $16.80742            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.93448        $12.03170            0
    01/01/2010 to 12/31/2010                             $12.03170        $14.11014            0
    01/01/2011 to 04/29/2011                             $14.11014        $15.78252            0
----------------------------------------------------------------------------------------------------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012                             $9.99793        $10.26386            0
----------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.05425        $14.75326            0
    01/01/2010 to 12/31/2010                             $14.75326        $17.58989            0
    01/01/2011 to 12/31/2011                             $17.58989        $13.67522            0
    01/01/2012 to 12/31/2012                             $13.67522        $15.72483            0
----------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.99043        $10.45294            0
    01/01/2010 to 12/31/2010                             $10.45294        $10.58999            0
    01/01/2011 to 12/31/2011                             $10.58999        $10.55888            0
    01/01/2012 to 12/31/2012                             $10.55888        $10.77893            0
----------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.98230        $11.01861            0
    01/01/2010 to 12/31/2010                             $11.01861        $11.57349            0
    01/01/2011 to 12/31/2011                             $11.57349        $11.64447            0
    01/01/2012 to 12/31/2012                             $11.64447        $12.41244            0
----------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02086        $11.57360            0
    01/01/2010 to 12/31/2010                             $11.57360        $12.47853            0
    01/01/2011 to 12/31/2011                             $12.47853        $12.28952            0
    01/01/2012 to 12/31/2012                             $12.28952        $13.22614            0
----------------------------------------------------------------------------------------------------------
AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                            $10.01785        $10.05573            0
    01/01/2012 to 12/31/2012                             $10.05573        $10.50208            0
----------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.07703        $12.76961            0
    01/01/2010 to 12/31/2010                             $12.76961        $14.32572            0
    01/01/2011 to 12/31/2011                             $14.32572        $14.45259            0
    01/01/2012 to 12/31/2012                             $14.45259        $16.74208            0

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011                               $9.99793         $8.84883            0
    01/01/2012 to 12/31/2012                                $8.84883         $9.76342            0
------------------------------------------------------------------------------------------------------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
 FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.05229        $12.30737            0
    01/01/2010 to 12/31/2010                               $12.30737        $13.72233            0
    01/01/2011 to 12/31/2011                               $13.72233        $13.06152            0
    01/01/2012 to 12/31/2012                               $13.06152        $14.76110            0
------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.08069        $12.34943            0
    01/01/2010 to 12/31/2010                               $12.34943        $13.46445            0
    01/01/2011 to 12/31/2011                               $13.46445        $12.68591            0
    01/01/2012 to 12/31/2012                               $12.68591        $13.74716            0
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.00819        $13.09652            0
    01/01/2010 to 12/31/2010                               $13.09652        $17.42135            0
    01/01/2011 to 12/31/2011                               $17.42135        $16.82186            0
    01/01/2012 to 12/31/2012                               $16.82186        $18.39940            0
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.97547        $12.90432            0
    01/01/2010 to 12/31/2010                               $12.90432        $15.85412            0
    01/01/2011 to 12/31/2011                               $15.85412        $14.53584            0
    01/01/2012 to 12/31/2012                               $14.53584        $16.74719            0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.03822        $12.11086            0
    01/01/2010 to 12/31/2010                               $12.11086        $13.17158            0
    01/01/2011 to 12/31/2011                               $13.17158        $13.09896            0
    01/01/2012 to 12/31/2012                               $13.09896        $14.49605            0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.09998        $12.86680            0
    01/01/2010 to 12/31/2010                               $12.86680        $14.20812            0
    01/01/2011 to 12/31/2011                               $14.20812        $13.62777            0
    01/01/2012 to 12/31/2012                               $13.62777        $15.58009            0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.01723        $11.07285            0
    01/01/2010 to 12/31/2010                               $11.07285        $11.41726            0
    01/01/2011 to 12/31/2011                               $11.41726        $11.59254            0
    01/01/2012 to 12/31/2012                               $11.59254        $11.89407            0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.98682        $13.12242            0
    01/01/2010 to 12/31/2010                               $13.12242        $14.81893            0
    01/01/2011 to 12/31/2011                               $14.81893        $14.20547            0
    01/01/2012 to 12/31/2012                               $14.20547        $16.28666            0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.30092        $13.71525            0
    01/01/2010 to 12/31/2010                               $13.71525        $16.10944            0
    01/01/2011 to 12/31/2011                               $16.10944        $13.36518            0
    01/01/2012 to 12/31/2012                               $13.36518        $13.50309            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.06161        $12.72650            0
    01/01/2010 to 12/31/2010                                $12.72650        $14.22613            0
    01/01/2011 to 12/31/2011                                $14.22613        $13.39305            0
    01/01/2012 to 12/31/2012                                $13.39305        $14.49648            0
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98898        $10.72608            0
    01/01/2010 to 12/31/2010                                $10.72608        $11.27458            0
    01/01/2011 to 12/31/2011                                $11.27458        $11.65670            0
    01/01/2012 to 12/31/2012                                $11.65670        $12.25854            0
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009                                $10.07048        $12.78861            0
    01/01/2010 to 12/31/2010                                $12.78861        $13.74728            0
    01/01/2011 to 12/31/2011                                $13.74728        $13.18152            0
    01/01/2012 to 09/21/2012                                $13.18152        $14.67587            0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

           ACCUMULATION UNIT VALUES: BASIC DEATH BENEFIT ONLY (1.50%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.09320        $10.44139          36,239
    01/01/2008 to 12/31/2008                             $10.44139         $7.01262         193,673
    01/01/2009 to 12/31/2009                              $7.01262         $8.59177         187,189
    01/01/2010 to 12/31/2010                              $8.59177         $9.47734         186,399
    01/01/2011 to 12/31/2011                              $9.47734         $9.08903         147,297
    01/01/2012 to 12/31/2012                              $9.08903        $10.07962         153,876
----------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.11485        $10.49227               0
    01/01/2008 to 12/31/2008                             $10.49227         $7.25618          48,593
    01/01/2009 to 12/31/2009                              $7.25618         $9.02187          87,449
    01/01/2010 to 12/31/2010                              $9.02187        $10.10658          89,278
    01/01/2011 to 12/31/2011                             $10.10658         $9.96839          71,572
    01/01/2012 to 12/31/2012                              $9.96839        $11.16110          81,883
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.06626         $9.56632               0
    01/01/2008 to 12/31/2008                              $9.56632         $6.15018           1,808
    01/01/2009 to 12/31/2009                              $6.15018         $7.13610           1,181
    01/01/2010 to 12/31/2010                              $7.13610         $8.00389             400
    01/01/2011 to 12/31/2011                              $8.00389         $8.16726             604
    01/01/2012 to 05/04/2012                              $8.16726         $8.87947               0

                                                                                      Number of
                                                  Accumulation     Accumulation      Accumulation
                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                   Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                       $10.07697        $10.45195           7,133
    01/01/2008 to 12/31/2008                        $10.45195         $7.34190         195,581
    01/01/2009 to 12/31/2009                         $7.34190         $8.91844         262,922
    01/01/2010 to 12/31/2010                         $8.91844         $9.86838         265,893
    01/01/2011 to 12/31/2011                         $9.86838         $9.60432         219,493
    01/01/2012 to 12/31/2012                         $9.60432        $10.64244         200,410
-----------------------------------------------------------------------------------------------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011                        $9.99877         $9.17759               0
    01/01/2012 to 12/31/2012                         $9.17759        $10.11726               0
-----------------------------------------------------------------------------------------------------
AST BLACKROCK VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                       $10.07803         $9.82154               0
    01/01/2008 to 12/31/2008                         $9.82154         $6.06690               0
    01/01/2009 to 12/31/2009                         $6.06690         $7.06845             139
    01/01/2010 to 12/31/2010                         $7.06845         $7.83029             104
    01/01/2011 to 12/31/2011                         $7.83029         $7.67662              78
    01/01/2012 to 12/31/2012                         $7.67662         $8.57635              80
-----------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                       $10.11632        $10.42695           3,868
    01/01/2008 to 12/31/2008                        $10.42695         $6.68349          69,913
    01/01/2009 to 12/31/2009                         $6.68349         $8.25251          73,436
    01/01/2010 to 12/31/2010                         $8.25251         $9.21780          86,935
    01/01/2011 to 12/31/2011                         $9.21780         $8.86123          68,751
    01/01/2012 to 12/31/2012                         $8.86123         $9.92793         162,870
-----------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                       $10.08114         $7.35523           8,946
    01/01/2009 to 12/31/2009                         $7.35523         $8.94120          27,885
    01/01/2010 to 12/31/2010                         $8.94120         $9.85881          26,418
    01/01/2011 to 12/31/2011                         $9.85881         $9.53676          22,491
    01/01/2012 to 12/31/2012                         $9.53676        $10.36157          18,365
-----------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007                       $10.10606         $9.37462               0
    01/01/2008 to 12/31/2008                         $9.37462         $5.99858               0
    01/01/2009 to 12/31/2009                         $5.99858         $7.79678              74
    01/01/2010 to 12/31/2010                         $7.79678         $9.88521              41
    01/01/2011 to 12/31/2011                         $9.88521        $10.38099              29
    01/01/2012 to 12/31/2012                        $10.38099        $11.79684              27
-----------------------------------------------------------------------------------------------------
AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                       $10.12750         $8.84127               0
    01/01/2008 to 07/18/2008                         $8.84127         $8.10838               0
-----------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                       $10.09539        $10.22279               0
    01/01/2008 to 12/31/2008                        $10.22279         $5.63081           1,184
    01/01/2009 to 12/31/2009                         $5.63081         $7.35943             621
    01/01/2010 to 12/31/2010                         $7.35943         $9.61033             558
    01/01/2011 to 12/31/2011                         $9.61033         $8.22684           1,075
    01/01/2012 to 12/31/2012                         $8.22684         $9.73193             418
-----------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                       $10.10365         $7.51558           3,810
    01/01/2009 to 12/31/2009                         $7.51558         $8.97636           1,235
    01/01/2010 to 12/31/2010                         $8.97636        $10.02176             614
    01/01/2011 to 12/31/2011                        $10.02176         $9.62956             615
    01/01/2012 to 12/31/2012                         $9.62956        $10.78055             604

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.08903        $10.43602           5,925
    01/01/2008 to 12/31/2008                                     $10.43602         $6.73586          50,335
    01/01/2009 to 12/31/2009                                      $6.73586         $8.21894         104,418
    01/01/2010 to 12/31/2010                                      $8.21894         $9.26045         118,477
    01/01/2011 to 12/31/2011                                      $9.26045         $8.98642          84,603
    01/01/2012 to 12/31/2012                                      $8.98642         $9.79475          80,367
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.12468        $10.57296           8,727
    01/01/2008 to 12/31/2008                                     $10.57296         $6.17596         244,916
    01/01/2009 to 12/31/2009                                      $6.17596         $7.66499         594,318
    01/01/2010 to 12/31/2010                                      $7.66499         $8.98792         843,988
    01/01/2011 to 12/31/2011                                      $8.98792         $8.30480         416,597
    01/01/2012 to 12/31/2012                                      $8.30480         $9.23898         541,334
------------------------------------------------------------------------------------------------------------------
AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008                                     $9.99878         $7.47904               0
    01/01/2009 to 11/13/2009                                      $7.47904         $8.37746               0
------------------------------------------------------------------------------------------------------------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012                                     $9.99878        $10.76072          34,671
------------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008                                    $10.17546         $6.11840               0
    01/01/2009 to 12/31/2009                                      $6.11840         $8.14369               0
    01/01/2010 to 12/31/2010                                      $8.14369         $9.64393               0
    01/01/2011 to 12/31/2011                                      $9.64393         $9.02266               0
    01/01/2012 to 12/31/2012                                      $9.02266        $11.27157               0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.13427        $10.41858             158
    01/01/2008 to 12/31/2008                                     $10.41858         $6.13100           1,573
    01/01/2009 to 12/31/2009                                      $6.13100         $9.02402           1,253
    01/01/2010 to 12/31/2010                                      $9.02402         $9.80506           1,362
    01/01/2011 to 12/31/2011                                      $9.80506         $9.27777           1,884
    01/01/2012 to 12/31/2012                                      $9.27777        $10.94675             843
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.07378        $10.21505             240
    01/01/2008 to 12/31/2008                                     $10.21505         $5.96882           1,865
    01/01/2009 to 12/31/2009                                      $5.96882         $7.00895           1,864
    01/01/2010 to 12/31/2010                                      $7.00895         $7.79506           1,863
    01/01/2011 to 12/31/2011                                      $7.79506         $7.25601           1,862
    01/01/2012 to 12/31/2012                                      $7.25601         $8.55437             235
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.12422        $10.43475             156
    01/01/2008 to 12/31/2008                                     $10.43475         $6.08671           1,963
    01/01/2009 to 12/31/2009                                      $6.08671         $9.42044           1,541
    01/01/2010 to 12/31/2010                                      $9.42044        $11.12114           1,540
    01/01/2011 to 12/31/2011                                     $11.12114        $10.63058           1,539
    01/01/2012 to 12/31/2012                                     $10.63058        $12.52721             509
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008                                    $10.03366         $7.64560               0
    01/01/2009 to 12/31/2009                                      $7.64560         $9.55478               0
    01/01/2010 to 12/31/2010                                      $9.55478        $11.93314               0
    01/01/2011 to 12/31/2011                                     $11.93314        $11.90982               0
    01/01/2012 to 12/31/2012                                     $11.90982        $13.57433               0

                                                                                                 Number of
                                                             Accumulation     Accumulation      Accumulation
                                                             Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007                                  $10.01108        $10.53352               0
    01/01/2008 to 12/31/2008                                   $10.53352         $7.72692              64
    01/01/2009 to 12/31/2009                                    $7.72692        $10.31917              64
    01/01/2010 to 12/31/2010                                   $10.31917        $11.53876           3,579
    01/01/2011 to 12/31/2011                                   $11.53876        $11.72900             596
    01/01/2012 to 12/31/2012                                   $11.72900        $13.15845           1,729
----------------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                                  $10.08932         $7.62472          17,788
    01/01/2009 to 12/31/2009                                    $7.62472         $9.26843          25,884
    01/01/2010 to 12/31/2010                                    $9.26843        $10.19024          25,837
    01/01/2011 to 12/31/2011                                   $10.19024         $9.98865          20,411
    01/01/2012 to 12/31/2012                                    $9.98865        $10.83739          22,745
----------------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                                  $10.24213        $11.07952               0
    01/01/2008 to 12/31/2008                                   $11.07952         $5.43245           2,848
    01/01/2009 to 12/31/2009                                    $5.43245         $7.24079           2,024
    01/01/2010 to 12/31/2010                                    $7.24079         $8.16782             922
    01/01/2011 to 12/31/2011                                    $8.16782         $7.00698           1,081
    01/01/2012 to 12/31/2012                                    $7.00698         $8.30903           1,080
----------------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                                  $10.18889        $10.48133             160
    01/01/2008 to 12/31/2008                                   $10.48133         $5.78239           3,050
    01/01/2009 to 12/31/2009                                    $5.78239         $7.43422           3,396
    01/01/2010 to 12/31/2010                                    $7.43422         $8.13590           3,363
    01/01/2011 to 12/31/2011                                    $8.13590         $7.00972           3,325
    01/01/2012 to 12/31/2012                                    $7.00972         $8.05757           2,230
----------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
 FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                                  $10.11184         $7.14807             828
    01/01/2009 to 12/31/2009                                    $7.14807         $8.92034           1,477
    01/01/2010 to 12/31/2010                                    $8.92034        $10.00264           1,591
    01/01/2011 to 12/31/2011                                   $10.00264         $9.79869           1,069
    01/01/2012 to 12/31/2012                                    $9.79869        $10.96477           1,165
----------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007                                  $10.08328         $9.70119           5,926
    01/01/2008 to 12/31/2008                                    $9.70119         $7.87406          51,021
    01/01/2009 to 12/31/2009                                    $7.87406         $9.46570          91,064
    01/01/2010 to 12/31/2010                                    $9.46570        $10.00817          93,903
    01/01/2011 to 12/31/2011                                   $10.00817         $9.88321          71,276
    01/01/2012 to 12/31/2012                                    $9.88321        $10.78047          55,417
----------------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                                  $10.08416        $10.29292               0
    01/01/2010 to 12/31/2010                                   $10.29292        $11.28818               0
    01/01/2011 to 12/31/2011                                   $11.28818        $11.19497               0
    01/01/2012 to 12/31/2012                                   $11.19497        $12.70410               0
----------------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                                  $10.14555        $10.30271               0
    01/01/2010 to 12/31/2010                                   $10.30271        $11.54334               0
    01/01/2011 to 12/31/2011                                   $11.54334        $10.70495               0
    01/01/2012 to 12/31/2012                                   $10.70495        $11.94203               0

                                                                                    Number of
                                                Accumulation     Accumulation      Accumulation
                                                Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                 Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                     $10.18230        $10.35188             81
    01/01/2008 to 12/31/2008                      $10.35188         $5.97843          1,588
    01/01/2009 to 12/31/2009                       $5.97843         $8.00343          1,078
    01/01/2010 to 12/31/2010                       $8.00343         $8.45042            525
    01/01/2011 to 12/31/2011                       $8.45042         $7.56372            525
    01/01/2012 to 12/31/2012                       $7.56372         $9.08428              0
---------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                     $10.09233         $9.56825          1,080
    01/01/2008 to 12/31/2008                       $9.56825         $5.51560          1,077
    01/01/2009 to 12/31/2009                       $5.51560         $6.49008          1,076
    01/01/2010 to 12/31/2010                       $6.49008         $7.23545              0
    01/01/2011 to 12/31/2011                       $7.23545         $6.83026              0
    01/01/2012 to 12/31/2012                       $6.83026         $7.86539              0
---------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    07/30/2007* to 12/31/2007                     $10.00724        $10.40723              0
    01/01/2008 to 12/31/2008                      $10.40723         $7.86918              0
    01/01/2009 to 12/31/2009                       $7.86918        $10.43532            826
    01/01/2010 to 12/31/2010                      $10.43532        $11.66016            797
    01/01/2011 to 12/31/2011                      $11.66016        $12.65627            764
    01/01/2012 to 12/31/2012                      $12.65627        $13.20808            734
---------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                     $10.13328        $10.83502          1,395
    01/01/2008 to 12/31/2008                      $10.83502         $6.01404          2,929
    01/01/2009 to 12/31/2009                       $6.01404         $7.68834          3,601
    01/01/2010 to 12/31/2010                       $7.68834         $9.07069          3,538
    01/01/2011 to 12/31/2011                       $9.07069         $8.85498          3,466
    01/01/2012 to 12/31/2012                       $8.85498         $9.79386          2,369
---------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                     $10.15667        $10.44129            409
    01/01/2008 to 12/31/2008                      $10.44129         $6.79032          8,688
    01/01/2009 to 12/31/2009                       $6.79032         $8.79760          1,037
    01/01/2010 to 12/31/2010                       $8.79760         $9.71160          1,036
    01/01/2011 to 12/31/2011                       $9.71160         $9.26842          1,036
    01/01/2012 to 12/31/2012                       $9.26842        $11.23837            520
---------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                     $10.10878        $10.77409              0
    01/01/2008 to 12/31/2008                      $10.77409         $6.76122              0
    01/01/2009 to 12/31/2009                       $6.76122         $8.28013              0
    01/01/2010 to 12/31/2010                       $8.28013         $9.20054              0
    01/01/2011 to 12/31/2011                       $9.20054         $9.01074              0
    01/01/2012 to 12/31/2012                       $9.01074        $10.39385              0
---------------------------------------------------------------------------------------------------
AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012                      $9.99878        $10.20336              0
---------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                     $10.07777         $9.75803              0
    01/01/2008 to 12/31/2008                       $9.75803         $5.94845            620
    01/01/2009 to 12/31/2009                       $5.94845         $8.13925          1,679
    01/01/2010 to 12/31/2010                       $8.13925         $9.91193          1,678
    01/01/2011 to 12/31/2011                       $9.91193         $9.42837          1,677
    01/01/2012 to 12/31/2012                       $9.42837        $10.99880            546

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.00009        $10.13792           6,546
    01/01/2008 to 12/31/2008                             $10.13792        $10.23870          10,929
    01/01/2009 to 12/31/2009                             $10.23870        $10.11181          18,836
    01/01/2010 to 12/31/2010                             $10.11181         $9.96478          17,831
    01/01/2011 to 12/31/2011                              $9.96478         $9.81941          10,742
    01/01/2012 to 12/31/2012                              $9.81941         $9.67476          15,859
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.10489        $10.03366             164
    01/01/2008 to 12/31/2008                             $10.03366         $5.70783           2,005
    01/01/2009 to 12/31/2009                              $5.70783         $7.90899           1,538
    01/01/2010 to 12/31/2010                              $7.90899         $9.61810           1,452
    01/01/2011 to 12/31/2011                              $9.61810         $9.24058           1,422
    01/01/2012 to 12/31/2012                              $9.24058        $10.66287             346
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                            $10.02868        $10.07373               0
    01/01/2012 to 12/31/2012                             $10.07373        $10.40803               0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.15855        $10.51047               0
    01/01/2008 to 12/31/2008                             $10.51047         $5.88338             206
    01/01/2009 to 12/31/2009                              $5.88338         $7.52300             316
    01/01/2010 to 12/31/2010                              $7.52300         $9.53713             233
    01/01/2011 to 12/31/2011                              $9.53713         $9.55460             199
    01/01/2012 to 12/31/2012                              $9.55460        $10.57860             124
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.05157        $11.24772              73
    01/01/2008 to 12/31/2008                             $11.24772         $6.36737             507
    01/01/2009 to 12/31/2009                              $6.36737         $7.68860             569
    01/01/2010 to 12/31/2010                              $7.68860         $9.11006             552
    01/01/2011 to 04/29/2011                              $9.11006        $10.22410               0
----------------------------------------------------------------------------------------------------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012                             $9.99878        $10.33580             533
----------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008                            $10.10152         $5.57836               0
    01/01/2009 to 12/31/2009                              $5.57836         $9.15131           2,177
    01/01/2010 to 12/31/2010                              $9.15131        $11.02373             949
    01/01/2011 to 12/31/2011                             $11.02373         $8.65913             832
    01/01/2012 to 12/31/2012                              $8.65913        $10.06026               0
----------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007                             $9.99878        $10.35253               0
    01/01/2008 to 12/31/2008                             $10.35253        $10.31309           9,233
    01/01/2009 to 12/31/2009                             $10.31309        $11.19983           5,110
    01/01/2010 to 12/31/2010                             $11.19983        $11.46443           2,532
    01/01/2011 to 12/31/2011                             $11.46443        $11.54901           1,923
    01/01/2012 to 12/31/2012                             $11.54901        $11.91219           1,320
----------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007                             $9.99015        $10.61317           1,813
    01/01/2008 to 12/31/2008                             $10.61317        $10.21996          13,017
    01/01/2009 to 12/31/2009                             $10.21996        $11.73265           8,123
    01/01/2010 to 12/31/2010                             $11.73265        $12.45111           7,252
    01/01/2011 to 12/31/2011                             $12.45111        $12.65692           7,159
    01/01/2012 to 12/31/2012                             $12.65692        $13.63177           4,925

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.05254        $10.50250          15,721
    01/01/2008 to 12/31/2008                               $10.50250         $8.33099         188,702
    01/01/2009 to 12/31/2009                                $8.33099         $9.85231         261,340
    01/01/2010 to 12/31/2010                                $9.85231        $10.73264         248,407
    01/01/2011 to 12/31/2011                               $10.73264        $10.67932         221,353
    01/01/2012 to 12/31/2012                               $10.67932        $11.61253         171,439
------------------------------------------------------------------------------------------------------------
AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                              $10.01869        $10.07365               0
    01/01/2012 to 12/31/2012                               $10.07365        $10.63000               0
------------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.08346         $9.75661             349
    01/01/2008 to 12/31/2008                                $9.75661         $5.89074           9,045
    01/01/2009 to 12/31/2009                                $5.89074         $7.07001             570
    01/01/2010 to 12/31/2010                                $7.07001         $8.01363             569
    01/01/2011 to 12/31/2011                                $8.01363         $8.16814             569
    01/01/2012 to 12/31/2012                                $8.16814         $9.56031             568
------------------------------------------------------------------------------------------------------------
AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011                               $9.99877         $8.91023               0
    01/01/2012 to 12/31/2012                                $8.91023         $9.93326               0
------------------------------------------------------------------------------------------------------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
 FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                              $10.09932         $6.70554           8,144
    01/01/2009 to 12/31/2009                                $6.70554         $8.38012           8,650
    01/01/2010 to 12/31/2010                                $8.38012         $9.44028           5,293
    01/01/2011 to 12/31/2011                                $9.44028         $9.07863           3,544
    01/01/2012 to 12/31/2012                                $9.07863        $10.36646          13,138
------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.08222        $10.42652               0
    01/01/2008 to 12/31/2008                               $10.42652         $7.17097          21,101
    01/01/2009 to 12/31/2009                                $7.17097         $9.00157          44,678
    01/01/2010 to 12/31/2010                                $9.00157         $9.91585          47,755
    01/01/2011 to 12/31/2011                                $9.91585         $9.43900          39,663
    01/01/2012 to 12/31/2012                                $9.43900        $10.33478          50,865
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.09687         $9.87873               0
    01/01/2008 to 12/31/2008                                $9.87873         $6.32631             123
    01/01/2009 to 12/31/2009                                $6.32631         $8.34608             103
    01/01/2010 to 12/31/2010                                $8.34608        $11.21701              66
    01/01/2011 to 12/31/2011                               $11.21701        $10.94299              61
    01/01/2012 to 12/31/2012                               $10.94299        $12.09353              58
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.09300         $9.46174               0
    01/01/2008 to 12/31/2008                                $9.46174         $6.55164             879
    01/01/2009 to 12/31/2009                                $6.55164         $8.19749           1,451
    01/01/2010 to 12/31/2010                                $8.19749        $10.17554           1,409
    01/01/2011 to 12/31/2011                               $10.17554         $9.42601           1,388
    01/01/2012 to 12/31/2012                                $9.42601        $10.97278             282

                                                                                          Number of
                                                      Accumulation     Accumulation      Accumulation
                                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                       Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                           $10.07001        $10.21138             817
    01/01/2008 to 12/31/2008                            $10.21138         $7.45021          29,402
    01/01/2009 to 12/31/2009                             $7.45021         $9.11168          64,679
    01/01/2010 to 12/31/2010                             $9.11168        $10.01224          65,983
    01/01/2011 to 12/31/2011                            $10.01224        $10.05986          60,257
    01/01/2012 to 12/31/2012                            $10.05986        $11.24841          61,683
---------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    07/30/2007* to 12/31/2007                           $10.09111         $9.49328               0
    01/01/2008 to 12/31/2008                             $9.49328         $5.43545             601
    01/01/2009 to 12/31/2009                             $5.43545         $6.62933             601
    01/01/2010 to 12/31/2010                             $6.62933         $7.39612             600
    01/01/2011 to 12/31/2011                             $7.39612         $7.16740             600
    01/01/2012 to 12/31/2012                             $7.16740         $8.27934             599
---------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007                           $10.00720        $10.61932             159
    01/01/2008 to 12/31/2008                            $10.61932        $10.20756           2,627
    01/01/2009 to 12/31/2009                            $10.20756        $11.27487           5,501
    01/01/2010 to 12/31/2010                            $11.27487        $11.74596           4,851
    01/01/2011 to 12/31/2011                            $11.74596        $12.04961           4,738
    01/01/2012 to 12/31/2012                            $12.04961        $12.49139           1,620
---------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                           $10.14558        $10.08574           1,053
    01/01/2008 to 12/31/2008                            $10.08574         $5.90554           2,251
    01/01/2009 to 12/31/2009                             $5.90554         $8.92350           2,877
    01/01/2010 to 12/31/2010                             $8.92350        $10.18149           1,786
    01/01/2011 to 12/31/2011                            $10.18149         $9.86091           1,779
    01/01/2012 to 12/31/2012                             $9.86091        $11.42292           1,402
---------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007                           $10.18054        $11.64962             494
    01/01/2008 to 12/31/2008                            $11.64962         $5.74017           4,203
    01/01/2009 to 12/31/2009                             $5.74017         $8.44609           5,499
    01/01/2010 to 12/31/2010                             $8.44609        $10.02311           3,643
    01/01/2011 to 12/31/2011                            $10.02311         $8.40188           3,680
    01/01/2012 to 12/31/2012                             $8.40188         $8.57677           3,922
---------------------------------------------------------------------------------------------------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                           $10.13036        $10.36673              23
    01/01/2008 to 12/31/2008                            $10.36673         $5.89032           9,337
    01/01/2009 to 12/31/2009                             $5.89032         $7.45305           8,924
    01/01/2010 to 12/31/2010                             $7.45305         $8.41749           8,099
    01/01/2011 to 12/31/2011                             $8.41749         $8.00650           7,879
    01/01/2012 to 12/31/2012                             $8.00650         $8.75617           8,142
---------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007                            $9.99878         $9.98165               0
    01/01/2008 to 12/31/2008                             $9.98165         $9.32155               0
    01/01/2009 to 12/31/2009                             $9.32155        $10.25168               0
    01/01/2010 to 12/31/2010                            $10.25168        $10.88762               0
    01/01/2011 to 12/31/2011                            $10.88762        $11.37290               0
    01/01/2012 to 12/31/2012                            $11.37290        $12.08434               0
---------------------------------------------------------------------------------------------------------
AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO
    08/20/2012* to 12/31/2012                            $9.99878        $10.39229               0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008                               $10.07816         $6.65060          20,066
    01/01/2009 to 12/31/2009                                 $6.65060         $8.52206          54,865
    01/01/2010 to 12/31/2010                                 $8.52206         $9.25566          51,668
    01/01/2011 to 12/31/2011                                 $9.25566         $8.96647          41,470
    01/01/2012 to 09/21/2012                                 $8.96647        $10.05804               0
-------------------------------------------------------------------------------------------------------------
PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.08904         $7.68001               0
    01/01/2009 to 12/31/2009                                 $7.68001         $9.19810               0
    01/01/2010 to 12/31/2010                                 $9.19810        $10.63535               0
    01/01/2011 to 12/31/2011                                $10.63535        $11.20603               0
    01/01/2012 to 12/31/2012                                $11.20603        $12.23880               0
-------------------------------------------------------------------------------------------------------------
PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008                               $10.26805         $7.05023               0
    01/01/2009 to 12/31/2009                                 $7.05023         $9.08555               0
    01/01/2010 to 12/31/2010                                 $9.08555        $10.86563               0
    01/01/2011 to 12/31/2011                                $10.86563        $11.29384               0
    01/01/2012 to 12/31/2012                                $11.29384        $13.58527               0
-------------------------------------------------------------------------------------------------------------
PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008                               $10.38575         $5.27795               0
    01/01/2009 to 12/31/2009                                 $5.27795         $5.98034               0
    01/01/2010 to 12/31/2010                                 $5.98034         $6.53580              77
    01/01/2011 to 12/31/2011                                 $6.53580         $5.54848             485
    01/01/2012 to 12/31/2012                                 $5.54848         $6.81799             529
-------------------------------------------------------------------------------------------------------------
PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008                               $10.15197         $8.34539               0
    01/01/2009 to 12/31/2009                                 $8.34539         $9.82975               0
    01/01/2010 to 12/31/2010                                 $9.82975         $9.95975              49
    01/01/2011 to 12/31/2011                                 $9.95975        $10.80492             305
    01/01/2012 to 12/31/2012                                $10.80492        $12.49741             278
-------------------------------------------------------------------------------------------------------------
PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008                               $10.16548         $6.10363               0
    01/01/2009 to 12/31/2009                                 $6.10363         $7.46247               0
    01/01/2010 to 12/31/2010                                 $7.46247         $9.09813               0
    01/01/2011 to 12/31/2011                                 $9.09813         $8.80361               0
    01/01/2012 to 12/31/2012                                 $8.80361        $10.04334               0
-------------------------------------------------------------------------------------------------------------
PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008                               $10.11070         $6.72389               0
    01/01/2009 to 12/31/2009                                 $6.72389         $8.59400               0
    01/01/2010 to 12/31/2010                                 $8.59400         $9.58321               0
    01/01/2011 to 12/31/2011                                 $9.58321         $9.73711               0
    01/01/2012 to 12/31/2012                                 $9.73711        $10.81276               0
-------------------------------------------------------------------------------------------------------------
PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008                               $10.24148         $6.27859               0
    01/01/2009 to 12/31/2009                                 $6.27859         $7.38976               0
    01/01/2010 to 12/31/2010                                 $7.38976         $8.21923               0
    01/01/2011 to 12/31/2011                                 $8.21923         $7.99418               0
    01/01/2012 to 12/31/2012                                 $7.99418         $9.09024               0

                                                                         Number of
                                     Accumulation     Accumulation      Accumulation
                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                      Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------
PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008          $10.07248         $6.20657              0
    01/01/2009 to 12/31/2009            $6.20657         $8.45773              0
    01/01/2010 to 12/31/2010            $8.45773        $10.70048              0
    01/01/2011 to 12/31/2011           $10.70048        $10.23726              0
    01/01/2012 to 12/31/2012           $10.23726        $11.63683              0
----------------------------------------------------------------------------------------
PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008          $10.18846         $6.47128              0
    01/01/2009 to 12/31/2009            $6.47128         $8.34377            438
    01/01/2010 to 12/31/2010            $8.34377         $9.90148            437
    01/01/2011 to 12/31/2011            $9.90148         $9.37230            436
    01/01/2012 to 12/31/2012            $9.37230        $10.76286            435
----------------------------------------------------------------------------------------
PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008          $10.25896         $5.52426              0
    01/01/2009 to 12/31/2009            $5.52426         $6.96089              0
    01/01/2010 to 12/31/2010            $6.96089         $8.55119              0
    01/01/2011 to 12/31/2011            $8.55119         $8.82499              0
    01/01/2012 to 12/31/2012            $8.82499        $10.18714              0
----------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008          $10.11361         $6.81715              0
    01/01/2009 to 12/31/2009            $6.81715         $8.47395              0
    01/01/2010 to 12/31/2010            $8.47395        $10.49624              0
    01/01/2011 to 12/31/2011           $10.49624        $10.47373              0
    01/01/2012 to 12/31/2012           $10.47373        $11.60644              0
----------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008          $10.22860         $7.18694              0
    01/01/2009 to 12/31/2009            $7.18694         $8.52515              0
    01/01/2010 to 12/31/2010            $8.52515        $10.25540              0
    01/01/2011 to 12/31/2011           $10.25540         $9.68939              0
    01/01/2012 to 12/31/2012            $9.68939        $11.08807              0
----------------------------------------------------------------------------------------
PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008          $10.27818         $7.27659              0
    01/01/2009 to 12/31/2009            $7.27659         $7.69368              0
    01/01/2010 to 12/31/2010            $7.69368         $8.76879             68
    01/01/2011 to 12/31/2011            $8.76879         $8.80057            356
    01/01/2012 to 12/31/2012            $8.80057        $10.10208            345
----------------------------------------------------------------------------------------
PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008          $10.09863         $7.22324              0
    01/01/2009 to 12/31/2009            $7.22324         $7.88038          3,642
    01/01/2010 to 12/31/2010            $7.88038         $8.22571          5,357
    01/01/2011 to 12/31/2011            $8.22571         $9.52320          5,238
    01/01/2012 to 12/31/2012            $9.52320         $9.39517          1,937



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

 ACCUMULATION UNIT VALUES: WITH TRUEACCUMULATION HD 60 BPS AND COMBO 5%/HAV 80
                                  BPS (2.90%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02447        $12.15321            0
    01/01/2010 to 12/31/2010                             $12.15321        $13.22337            0
    01/01/2011 to 12/31/2011                             $13.22337        $12.50903            0
    01/01/2012 to 12/31/2012                             $12.50903        $13.68295            0
----------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.03681        $12.34923            0
    01/01/2010 to 12/31/2010                             $12.34923        $13.64580            0
    01/01/2011 to 12/31/2011                             $13.64580        $13.27618            0
    01/01/2012 to 12/31/2012                             $13.27618        $14.66169            0
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.07547        $12.39708            0
    01/01/2010 to 12/31/2010                             $12.39708        $13.71551            0
    01/01/2011 to 12/31/2011                             $13.71551        $13.80510            0
    01/01/2012 to 05/04/2012                             $13.80510        $14.93832            0
----------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02328        $11.97898            0
    01/01/2010 to 12/31/2010                             $11.97898        $13.07444            0
    01/01/2011 to 12/31/2011                             $13.07444        $12.55161            0
    01/01/2012 to 12/31/2012                             $12.55161        $13.71838            0
----------------------------------------------------------------------------------------------------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011                             $9.99765         $9.09341            0
    01/01/2012 to 12/31/2012                              $9.09341         $9.88744            0
----------------------------------------------------------------------------------------------------------
AST BLACKROCK VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.09806        $12.69096            0
    01/01/2010 to 12/31/2010                             $12.69096        $13.86735            0
    01/01/2011 to 12/31/2011                             $13.86735        $13.41025            0
    01/01/2012 to 12/31/2012                             $13.41025        $14.77749            0
----------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009                              $9.93799         $9.55931            0
    01/01/2010 to 12/31/2010                              $9.55931        $10.27205            0
    01/01/2011 to 12/31/2011                             $10.27205        $10.94497            0
    01/01/2012 to 12/31/2012                             $10.94497        $11.07839            0
----------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009                              $9.92242         $9.62510            0
    01/01/2010 to 12/31/2010                              $9.62510        $10.39978            0
    01/01/2011 to 12/31/2011                             $10.39978        $11.47933            0
    01/01/2012 to 12/31/2012                             $11.47933        $11.79241            0
----------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009                              $9.90520         $9.52622            0
    01/01/2010 to 12/31/2010                              $9.52622        $10.30913            0
    01/01/2011 to 12/31/2011                             $10.30913        $11.61904            0
    01/01/2012 to 12/31/2012                             $11.61904        $11.95213            0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009                                      $9.88391         $9.20282            0
    01/01/2010 to 12/31/2010                                      $9.20282        $10.00228            0
    01/01/2011 to 12/31/2011                                     $10.00228        $11.53598            0
    01/01/2012 to 12/31/2012                                     $11.53598        $11.91828            0
------------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010                                     $9.99686        $10.89381            0
    01/01/2011 to 12/31/2011                                     $10.89381        $12.73622            0
    01/01/2012 to 12/31/2012                                     $12.73622        $13.21704            0
------------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011                                     $9.99765        $11.89588            0
    01/01/2012 to 12/31/2012                                     $11.89588        $12.23551            0
------------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012                                     $9.99687        $10.29051            0
------------------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.03859        $12.24643            0
    01/01/2010 to 12/31/2010                                     $12.24643        $13.49271            0
    01/01/2011 to 12/31/2011                                     $13.49271        $12.79432            0
    01/01/2012 to 12/31/2012                                     $12.79432        $14.13876            0
------------------------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.03965        $11.87597            0
    01/01/2010 to 12/31/2010                                     $11.87597        $12.91640            0
    01/01/2011 to 12/31/2011                                     $12.91640        $12.32446            0
    01/01/2012 to 12/31/2012                                     $12.32446        $13.20741            0
------------------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.61460        $14.43676            0
    01/01/2010 to 12/31/2010                                     $14.43676        $18.05513            0
    01/01/2011 to 12/31/2011                                     $18.05513        $18.70280            0
    01/01/2012 to 12/31/2012                                     $18.70280        $20.96342            0
------------------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.98042        $12.91660            0
    01/01/2010 to 12/31/2010                                     $12.91660        $16.63763            0
    01/01/2011 to 12/31/2011                                     $16.63763        $14.04858            0
    01/01/2012 to 12/31/2012                                     $14.04858        $16.39181            0
------------------------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.02669        $11.90909            0
    01/01/2010 to 12/31/2010                                     $11.90909        $13.11500            0
    01/01/2011 to 12/31/2011                                     $13.11500        $12.43033            0
    01/01/2012 to 12/31/2012                                     $12.43033        $13.72590            0
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.01295        $12.23324            0
    01/01/2010 to 12/31/2010                                     $12.23324        $13.59564            0
    01/01/2011 to 12/31/2011                                     $13.59564        $13.01379            0
    01/01/2012 to 12/31/2012                                     $13.01379        $13.99067            0
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.98495        $12.09369            0
    01/01/2010 to 12/31/2010                                     $12.09369        $13.98776            0
    01/01/2011 to 12/31/2011                                     $13.98776        $12.74878            0
    01/01/2012 to 12/31/2012                                     $12.74878        $13.98899            0
------------------------------------------------------------------------------------------------------------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012                                     $9.99765        $10.66129            0

                                                                                                 Number of
                                                             Accumulation     Accumulation      Accumulation
                                                             Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009                                    $9.85922        $13.86353            0
    01/01/2010 to 12/31/2010                                   $13.86353        $16.19384            0
    01/01/2011 to 12/31/2011                                   $16.19384        $14.94445            0
    01/01/2012 to 12/31/2012                                   $14.94445        $18.41459            0
----------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.04641        $12.77319            0
    01/01/2010 to 12/31/2010                                   $12.77319        $13.68981            0
    01/01/2011 to 12/31/2011                                   $13.68981        $12.77753            0
    01/01/2012 to 12/31/2012                                   $12.77753        $14.87046            0
----------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.12442        $12.14148            0
    01/01/2010 to 12/31/2010                                   $12.14148        $13.31934            0
    01/01/2011 to 12/31/2011                                   $13.31934        $12.22958            0
    01/01/2012 to 12/31/2012                                   $12.22958        $14.22103            0
----------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.05946        $13.41518            0
    01/01/2010 to 12/31/2010                                   $13.41518        $15.62134            0
    01/01/2011 to 12/31/2011                                   $15.62134        $14.72914            0
    01/01/2012 to 12/31/2012                                   $14.72914        $17.12011            0
----------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                    $9.95299        $12.69329            0
    01/01/2010 to 12/31/2010                                   $12.69329        $15.63705            0
    01/01/2011 to 12/31/2011                                   $15.63705        $15.39414            0
    01/01/2012 to 12/31/2012                                   $15.39414        $17.30608            0
----------------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.01688        $12.45163            0
    01/01/2010 to 12/31/2010                                   $12.45163        $13.73369            0
    01/01/2011 to 12/31/2011                                   $13.73369        $13.77031            0
    01/01/2012 to 12/31/2012                                   $13.77031        $15.23758            0
----------------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.02447        $11.79813            0
    01/01/2010 to 12/31/2010                                   $11.79813        $12.79497            0
    01/01/2011 to 12/31/2011                                   $12.79497        $12.37140            0
    01/01/2012 to 12/31/2012                                   $12.37140        $13.23934            0
----------------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.14301        $13.20274            0
    01/01/2010 to 12/31/2010                                   $13.20274        $14.69040            0
    01/01/2011 to 12/31/2011                                   $14.69040        $12.43113            0
    01/01/2012 to 12/31/2012                                   $12.43113        $14.53992            0
----------------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.11751        $13.03502            0
    01/01/2010 to 12/31/2010                                   $13.03502        $14.07124            0
    01/01/2011 to 12/31/2011                                   $14.07124        $11.95834            0
    01/01/2012 to 12/31/2012                                   $11.95834        $13.55812            0
----------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
 FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.04082        $12.18477            0
    01/01/2010 to 12/31/2010                                   $12.18477        $13.47712            0
    01/01/2011 to 12/31/2011                                   $13.47712        $13.02281            0
    01/01/2012 to 12/31/2012                                   $13.02281        $14.37352            0

                                                                                          Number of
                                                      Accumulation     Accumulation      Accumulation
                                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                       Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2009 to 12/31/2009                            $10.07957        $11.60666            0
    01/01/2010 to 12/31/2010                            $11.60666        $12.10466            0
    01/01/2011 to 12/31/2011                            $12.10466        $11.79109            0
    01/01/2012 to 12/31/2012                            $11.79109        $12.68594            0
---------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                           $10.08304        $10.27439            0
    01/01/2010 to 12/31/2010                            $10.27439        $11.11435            0
    01/01/2011 to 12/31/2011                            $11.11435        $10.87276            0
    01/01/2012 to 12/31/2012                            $10.87276        $12.16988            0
---------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                           $10.14442        $10.28421            0
    01/01/2010 to 12/31/2010                            $10.28421        $11.36565            0
    01/01/2011 to 12/31/2011                            $11.36565        $10.39676            0
    01/01/2012 to 12/31/2012                            $10.39676        $11.43983            0
---------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                            $10.12716        $13.51883            0
    01/01/2010 to 12/31/2010                            $13.51883        $14.07943            0
    01/01/2011 to 12/31/2011                            $14.07943        $12.43049            0
    01/01/2012 to 12/31/2012                            $12.43049        $14.72550            0
---------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                            $10.06244        $12.66734            0
    01/01/2010 to 12/31/2010                            $12.66734        $13.92984            0
    01/01/2011 to 12/31/2011                            $13.92984        $12.97090            0
    01/01/2012 to 12/31/2012                            $12.97090        $14.73258            0
---------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                            $10.03366        $12.02178            0
    01/01/2010 to 12/31/2010                            $12.02178        $13.24974            0
    01/01/2011 to 12/31/2011                            $13.24974        $14.18626            0
    01/01/2012 to 12/31/2012                            $14.18626        $14.60263            0
---------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                            $10.00707        $12.64957            0
    01/01/2010 to 12/31/2010                            $12.64957        $14.72094            0
    01/01/2011 to 12/31/2011                            $14.72094        $14.17532            0
    01/01/2012 to 12/31/2012                            $14.17532        $15.46416            0
---------------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                            $10.07221        $13.29655            0
    01/01/2010 to 12/31/2010                            $13.29655        $14.47808            0
    01/01/2011 to 12/31/2011                            $14.47808        $13.62922            0
    01/01/2012 to 12/31/2012                            $13.62922        $16.30048            0
---------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                            $10.02799        $12.08911            0
    01/01/2010 to 12/31/2010                            $12.08911        $13.25000            0
    01/01/2011 to 12/31/2011                            $13.25000        $12.80009            0
    01/01/2012 to 12/31/2012                            $12.80009        $14.56323            0
---------------------------------------------------------------------------------------------------------
AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012                            $9.99765        $10.15145            0
---------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $9.98565        $13.16283            0
    01/01/2010 to 12/31/2010                            $13.16283        $15.81142            0
    01/01/2011 to 12/31/2011                            $15.81142        $14.83547            0
    01/01/2012 to 12/31/2012                            $14.83547        $17.07010            0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.99944         $9.81616            0
    01/01/2010 to 12/31/2010                              $9.81616         $9.54143            0
    01/01/2011 to 12/31/2011                              $9.54143         $9.27469            0
    01/01/2012 to 12/31/2012                              $9.27469         $9.01310            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.13079        $13.64629            0
    01/01/2010 to 12/31/2010                             $13.64629        $16.36930            0
    01/01/2011 to 12/31/2011                             $16.36930        $15.51279            0
    01/01/2012 to 12/31/2012                             $15.51279        $17.65610            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                            $10.02756        $10.04995            0
    01/01/2012 to 12/31/2012                             $10.04995        $10.24165            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.97656        $12.29968            0
    01/01/2010 to 12/31/2010                             $12.29968        $15.38047            0
    01/01/2011 to 12/31/2011                             $15.38047        $15.19910            0
    01/01/2012 to 12/31/2012                             $15.19910        $16.59818            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.93439        $12.00425            0
    01/01/2010 to 12/31/2010                             $12.00425        $14.02996            0
    01/01/2011 to 04/29/2011                             $14.02996        $15.67541            0
----------------------------------------------------------------------------------------------------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012                             $9.99765        $10.24017            0
----------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.05416        $14.71971            0
    01/01/2010 to 12/31/2010                             $14.71971        $17.49023            0
    01/01/2011 to 12/31/2011                             $17.49023        $13.55149            0
    01/01/2012 to 12/31/2012                             $13.55149        $15.52943            0
----------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.99033        $10.42901            0
    01/01/2010 to 12/31/2010                             $10.42901        $10.52983            0
    01/01/2011 to 12/31/2011                             $10.52983        $10.46322            0
    01/01/2012 to 12/31/2012                             $10.46322        $10.64484            0
----------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.98221        $10.99354            0
    01/01/2010 to 12/31/2010                             $10.99354        $11.50780            0
    01/01/2011 to 12/31/2011                             $11.50780        $11.53902            0
    01/01/2012 to 12/31/2012                             $11.53902        $12.25803            0
----------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02077        $11.54708            0
    01/01/2010 to 12/31/2010                             $11.54708        $12.40754            0
    01/01/2011 to 12/31/2011                             $12.40754        $12.17807            0
    01/01/2012 to 12/31/2012                             $12.17807        $13.06141            0
----------------------------------------------------------------------------------------------------------
AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                            $10.01757        $10.04986            0
    01/01/2012 to 12/31/2012                             $10.04986        $10.46000            0
----------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.07694        $12.74055            0
    01/01/2010 to 12/31/2010                             $12.74055        $14.24442            0
    01/01/2011 to 12/31/2011                             $14.24442        $14.32167            0
    01/01/2012 to 12/31/2012                             $14.32167        $16.53384            0

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011                               $9.99765         $8.82850            0
    01/01/2012 to 12/31/2012                                $8.82850         $9.70769            0
------------------------------------------------------------------------------------------------------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
 FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.05220        $12.27924            0
    01/01/2010 to 12/31/2010                               $12.27924        $13.64429            0
    01/01/2011 to 12/31/2011                               $13.64429        $12.94307            0
    01/01/2012 to 12/31/2012                               $12.94307        $14.57729            0
------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.08060        $12.32126            0
    01/01/2010 to 12/31/2010                               $12.32126        $13.38790            0
    01/01/2011 to 12/31/2011                               $13.38790        $12.57086            0
    01/01/2012 to 12/31/2012                               $12.57086        $13.57596            0
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.00810        $13.06654            0
    01/01/2010 to 12/31/2010                               $13.06654        $17.32244            0
    01/01/2011 to 12/31/2011                               $17.32244        $16.66943            0
    01/01/2012 to 12/31/2012                               $16.66943        $18.17032            0
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.97538        $12.87485            0
    01/01/2010 to 12/31/2010                               $12.87485        $15.76419            0
    01/01/2011 to 12/31/2011                               $15.76419        $14.40425            0
    01/01/2012 to 12/31/2012                               $14.40425        $16.53902            0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.03813        $12.08319            0
    01/01/2010 to 12/31/2010                               $12.08319        $13.09667            0
    01/01/2011 to 12/31/2011                               $13.09667        $12.98015            0
    01/01/2012 to 12/31/2012                               $12.98015        $14.31545            0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.09989        $12.83749            0
    01/01/2010 to 12/31/2010                               $12.83749        $14.12750            0
    01/01/2011 to 12/31/2011                               $14.12750        $13.50429            0
    01/01/2012 to 12/31/2012                               $13.50429        $15.38632            0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.01714        $11.04760            0
    01/01/2010 to 12/31/2010                               $11.04760        $11.35239            0
    01/01/2011 to 12/31/2011                               $11.35239        $11.48755            0
    01/01/2012 to 12/31/2012                               $11.48755        $11.74613            0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.98673        $13.09243            0
    01/01/2010 to 12/31/2010                               $13.09243        $14.73465            0
    01/01/2011 to 12/31/2011                               $14.73465        $14.07669            0
    01/01/2012 to 12/31/2012                               $14.07669        $16.08382            0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.30083        $13.68396            0
    01/01/2010 to 12/31/2010                               $13.68396        $16.01795            0
    01/01/2011 to 12/31/2011                               $16.01795        $13.24408            0
    01/01/2012 to 12/31/2012                               $13.24408        $13.33507            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.06152        $12.69747            0
    01/01/2010 to 12/31/2010                                $12.69747        $14.14542            0
    01/01/2011 to 12/31/2011                                $14.14542        $13.27174            0
    01/01/2012 to 12/31/2012                                $13.27174        $14.31613            0
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98889        $10.70164            0
    01/01/2010 to 12/31/2010                                $10.70164        $11.21061            0
    01/01/2011 to 12/31/2011                                $11.21061        $11.55121            0
    01/01/2012 to 12/31/2012                                $11.55121        $12.10600            0
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009                                $10.07039        $12.75935            0
    01/01/2010 to 12/31/2010                                $12.75935        $13.66917            0
    01/01/2011 to 12/31/2011                                $13.66917        $13.06198            0
    01/01/2012 to 09/21/2012                                $13.06198        $14.50674            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.02904        $12.50502            0
    01/01/2010 to 12/31/2010                                $12.50502        $14.26218            0
    01/01/2011 to 12/31/2011                                $14.26218        $14.82312            0
    01/01/2012 to 12/31/2012                                $14.82312        $15.96795            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP CONSUMER SERVICES
    05/01/2009 to 12/31/2009                                 $9.95189        $12.24301            0
    01/01/2010 to 12/31/2010                                $12.24301        $14.44258            0
    01/01/2011 to 12/31/2011                                $14.44258        $14.80748            0
    01/01/2012 to 12/31/2012                                $14.80748        $17.56854            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP FINANCIALS
    05/01/2009 to 12/31/2009                                 $9.82693        $12.81388            0
    01/01/2010 to 12/31/2010                                $12.81388        $13.81337            0
    01/01/2011 to 12/31/2011                                $13.81337        $11.56703            0
    01/01/2012 to 12/31/2012                                $11.56703        $14.01964            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP HEALTH CARE
    05/01/2009 to 12/31/2009                                 $9.97635        $12.72057            0
    01/01/2010 to 12/31/2010                                $12.72057        $12.71326            0
    01/01/2011 to 12/31/2011                                $12.71326        $13.60450            0
    01/01/2012 to 12/31/2012                                $13.60450        $15.52058            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP INDUSTRIALS
    05/01/2009 to 12/31/2009                                $10.11148        $12.71578            0
    01/01/2010 to 12/31/2010                                $12.71578        $15.29182            0
    01/01/2011 to 12/31/2011                                $15.29182        $14.59565            0
    01/01/2012 to 12/31/2012                                $14.59565        $16.42366            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP LARGE-CAP GROWTH
    05/01/2009 to 12/31/2009                                $10.06836        $12.57847            0
    01/01/2010 to 12/31/2010                                $12.57847        $13.83525            0
    01/01/2011 to 12/31/2011                                $13.83525        $13.86631            0
    01/01/2012 to 12/31/2012                                $13.86631        $15.18778            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP LARGE-CAP VALUE
    05/01/2009 to 12/31/2009                                $10.03414        $12.63385            0
    01/01/2010 to 12/31/2010                                $12.63385        $13.86050            0
    01/01/2011 to 12/31/2011                                $13.86050        $13.29753            0
    01/01/2012 to 12/31/2012                                $13.29753        $14.91410            0

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
PROFUND VP MID-CAP GROWTH
    05/01/2009 to 12/31/2009           $9.99439        $12.60085            0
    01/01/2010 to 12/31/2010          $12.60085        $15.72547            0
    01/01/2011 to 12/31/2011          $15.72547        $14.84004            0
    01/01/2012 to 12/31/2012          $14.84004        $16.63844            0
---------------------------------------------------------------------------------------
PROFUND VP MID-CAP VALUE
    05/01/2009 to 12/31/2009           $9.91638        $12.70211            0
    01/01/2010 to 12/31/2010          $12.70211        $14.86840            0
    01/01/2011 to 12/31/2011          $14.86840        $13.88234            0
    01/01/2012 to 12/31/2012          $13.88234        $15.72438            0
---------------------------------------------------------------------------------------
PROFUND VP REAL ESTATE
    05/01/2009 to 12/31/2009           $9.61564        $13.95759            0
    01/01/2010 to 12/31/2010          $13.95759        $16.91315            0
    01/01/2011 to 12/31/2011          $16.91315        $17.21747            0
    01/01/2012 to 12/31/2012          $17.21747        $19.60364            0
---------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP GROWTH
    05/01/2009 to 12/31/2009          $10.01013        $12.51942            0
    01/01/2010 to 12/31/2010          $12.51942        $15.29615            0
    01/01/2011 to 12/31/2011          $15.29615        $15.05556            0
    01/01/2012 to 12/31/2012          $15.05556        $16.45601            0
---------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP VALUE
    05/01/2009 to 12/31/2009           $9.95996        $12.34178            0
    01/01/2010 to 12/31/2010          $12.34178        $14.64461            0
    01/01/2011 to 12/31/2011          $14.64461        $13.64804            0
    01/01/2012 to 12/31/2012          $13.64804        $15.40483            0
---------------------------------------------------------------------------------------
PROFUND VP TELECOMMUNICATIONS
    05/01/2009 to 12/31/2009          $10.15330        $10.96627            0
    01/01/2010 to 12/31/2010          $10.96627        $12.32862            0
    01/01/2011 to 12/31/2011          $12.32862        $12.20506            0
    01/01/2012 to 12/31/2012          $12.20506        $13.81886            0
---------------------------------------------------------------------------------------
PROFUND VP UTILITIES
    05/01/2009 to 12/31/2009          $10.23430        $12.19207            0
    01/01/2010 to 12/31/2010          $12.19207        $12.55320            0
    01/01/2011 to 12/31/2011          $12.55320        $14.33578            0
    01/01/2012 to 12/31/2012          $14.33578        $13.94988            0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

           ACCUMULATION UNIT VALUES: BASIC DEATH BENEFIT ONLY (1.55%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.09316        $10.43911           1,324
    01/01/2008 to 12/31/2008                             $10.43911         $7.00760          10,284
    01/01/2009 to 12/31/2009                              $7.00760         $8.58135           6,949
    01/01/2010 to 12/31/2010                              $8.58135         $9.46122           6,902
    01/01/2011 to 12/31/2011                              $9.46122         $9.06902           4,347
    01/01/2012 to 12/31/2012                              $9.06902        $10.05242           5,603
----------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.11481        $10.49004           7,472
    01/01/2008 to 12/31/2008                             $10.49004         $7.25107           7,303
    01/01/2009 to 12/31/2009                              $7.25107         $9.01107           6,979
    01/01/2010 to 12/31/2010                              $9.01107        $10.08963           6,530
    01/01/2011 to 12/31/2011                             $10.08963         $9.94665           6,049
    01/01/2012 to 12/31/2012                              $9.94665        $11.13131           5,698
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.06622         $9.56427               0
    01/01/2008 to 12/31/2008                              $9.56427         $6.14588               0
    01/01/2009 to 12/31/2009                              $6.14588         $7.12761               0
    01/01/2010 to 12/31/2010                              $7.12761         $7.99037               0
    01/01/2011 to 12/31/2011                              $7.99037         $8.14945               0
    01/01/2012 to 05/04/2012                              $8.14945         $8.85864               0
----------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07693        $10.44975               0
    01/01/2008 to 12/31/2008                             $10.44975         $7.33671           9,631
    01/01/2009 to 12/31/2009                              $7.33671         $8.90768          24,440
    01/01/2010 to 12/31/2010                              $8.90768         $9.85156          22,514
    01/01/2011 to 12/31/2011                              $9.85156         $9.58321          20,640
    01/01/2012 to 12/31/2012                              $9.58321        $10.61385          21,641
----------------------------------------------------------------------------------------------------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011                             $9.99873         $9.17451               0
    01/01/2012 to 12/31/2012                              $9.17451        $10.10866           1,711
----------------------------------------------------------------------------------------------------------
AST BLACKROCK VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07799         $9.81944               0
    01/01/2008 to 12/31/2008                              $9.81944         $6.06264               0
    01/01/2009 to 12/31/2009                              $6.06264         $7.06014               0
    01/01/2010 to 12/31/2010                              $7.06014         $7.81735               0
    01/01/2011 to 12/31/2011                              $7.81735         $7.66012               0
    01/01/2012 to 12/31/2012                              $7.66012         $8.55374               0
----------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.11628        $10.42459           2,698
    01/01/2008 to 12/31/2008                             $10.42459         $6.67869          25,928
    01/01/2009 to 12/31/2009                              $6.67869         $8.24234          35,983
    01/01/2010 to 12/31/2010                              $8.24234         $9.20191          37,986
    01/01/2011 to 12/31/2011                              $9.20191         $8.84158          28,946
    01/01/2012 to 12/31/2012                              $8.84158         $9.90108          32,066

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                                    $10.08113         $7.35279           9,552
    01/01/2009 to 12/31/2009                                      $7.35279         $8.93381          14,107
    01/01/2010 to 12/31/2010                                      $8.93381         $9.84577          17,371
    01/01/2011 to 12/31/2011                                      $9.84577         $9.51938          10,322
    01/01/2012 to 12/31/2012                                      $9.51938        $10.33753          13,196
------------------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.10602         $9.37269               0
    01/01/2008 to 12/31/2008                                      $9.37269         $5.99440               0
    01/01/2009 to 12/31/2009                                      $5.99440         $7.78738               0
    01/01/2010 to 12/31/2010                                      $7.78738         $9.86859               0
    01/01/2011 to 12/31/2011                                      $9.86859        $10.35842               0
    01/01/2012 to 12/31/2012                                     $10.35842        $11.76542               0
------------------------------------------------------------------------------------------------------------------
AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.12746         $8.83938               0
    01/01/2008 to 07/18/2008                                      $8.83938         $8.10455               0
------------------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.09535        $10.22055               0
    01/01/2008 to 12/31/2008                                     $10.22055         $5.62670               0
    01/01/2009 to 12/31/2009                                      $5.62670         $7.35039               0
    01/01/2010 to 12/31/2010                                      $7.35039         $9.59387               0
    01/01/2011 to 12/31/2011                                      $9.59387         $8.20864               0
    01/01/2012 to 12/31/2012                                      $8.20864         $9.70554               0
------------------------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                                    $10.10364         $7.51318               0
    01/01/2009 to 12/31/2009                                      $7.51318         $8.96901             456
    01/01/2010 to 12/31/2010                                      $8.96901        $10.00863             450
    01/01/2011 to 12/31/2011                                     $10.00863         $9.61221             338
    01/01/2012 to 12/31/2012                                      $9.61221        $10.75575             402
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.08899        $10.43379               0
    01/01/2008 to 12/31/2008                                     $10.43379         $6.73104               0
    01/01/2009 to 12/31/2009                                      $6.73104         $8.20908               0
    01/01/2010 to 12/31/2010                                      $8.20908         $9.24467               0
    01/01/2011 to 12/31/2011                                      $9.24467         $8.96663               0
    01/01/2012 to 12/31/2012                                      $8.96663         $9.76849               0
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.12464        $10.57066             979
    01/01/2008 to 12/31/2008                                     $10.57066         $6.17152           1,232
    01/01/2009 to 12/31/2009                                      $6.17152         $7.65577           1,744
    01/01/2010 to 12/31/2010                                      $7.65577         $8.97262           1,020
    01/01/2011 to 12/31/2011                                      $8.97262         $8.28656             764
    01/01/2012 to 12/31/2012                                      $8.28656         $9.21401             886
------------------------------------------------------------------------------------------------------------------
AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008                                     $9.99874         $7.47737               0
    01/01/2009 to 11/13/2009                                      $7.47737         $8.37215               0
------------------------------------------------------------------------------------------------------------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012                                     $9.99874        $10.75719          51,190

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008                         $10.17542         $6.11699              0
    01/01/2009 to 12/31/2009                           $6.11699         $8.13780              0
    01/01/2010 to 12/31/2010                           $8.13780         $9.63207              0
    01/01/2011 to 12/31/2011                           $9.63207         $9.00705              0
    01/01/2012 to 12/31/2012                           $9.00705        $11.24649              0
-------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.13423        $10.41636              0
    01/01/2008 to 12/31/2008                          $10.41636         $6.12668              0
    01/01/2009 to 12/31/2009                           $6.12668         $9.01327              0
    01/01/2010 to 12/31/2010                           $9.01327         $9.78853              0
    01/01/2011 to 12/31/2011                           $9.78853         $9.25773              0
    01/01/2012 to 12/31/2012                           $9.25773        $10.91777              0
-------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.07374        $10.21285              0
    01/01/2008 to 12/31/2008                          $10.21285         $5.96466              0
    01/01/2009 to 12/31/2009                           $5.96466         $7.00049              0
    01/01/2010 to 12/31/2010                           $7.00049         $7.78181              0
    01/01/2011 to 12/31/2011                           $7.78181         $7.24008              0
    01/01/2012 to 12/31/2012                           $7.24008         $8.53149              0
-------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.12418        $10.43258              0
    01/01/2008 to 12/31/2008                          $10.43258         $6.08239              0
    01/01/2009 to 12/31/2009                           $6.08239         $9.40920              0
    01/01/2010 to 12/31/2010                           $9.40920        $11.10223              0
    01/01/2011 to 12/31/2011                          $11.10223        $10.60725              0
    01/01/2012 to 12/31/2012                          $10.60725        $12.49364              0
-------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008                         $10.03362         $7.64383              0
    01/01/2009 to 12/31/2009                           $7.64383         $9.54784              0
    01/01/2010 to 12/31/2010                           $9.54784        $11.91840              0
    01/01/2011 to 12/31/2011                          $11.91840        $11.88930              0
    01/01/2012 to 12/31/2012                          $11.88930        $13.54424              0
-------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.01104        $10.53125              0
    01/01/2008 to 12/31/2008                          $10.53125         $7.72141             73
    01/01/2009 to 12/31/2009                           $7.72141        $10.30666              0
    01/01/2010 to 12/31/2010                          $10.30666        $11.51924              0
    01/01/2011 to 12/31/2011                          $11.51924        $11.70330              0
    01/01/2012 to 12/31/2012                          $11.70330        $13.12319              0
-------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                         $10.08931         $7.62225          3,073
    01/01/2009 to 12/31/2009                           $7.62225         $9.26092          2,944
    01/01/2010 to 12/31/2010                           $9.26092        $10.17706          2,923
    01/01/2011 to 12/31/2011                          $10.17706         $9.97083          2,902
    01/01/2012 to 12/31/2012                           $9.97083        $10.81287          2,880
-------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.24209        $11.07720              0
    01/01/2008 to 12/31/2008                          $11.07720         $5.42861              0
    01/01/2009 to 12/31/2009                           $5.42861         $7.23201              0
    01/01/2010 to 12/31/2010                           $7.23201         $8.15389              0
    01/01/2011 to 12/31/2011                           $8.15389         $6.99168              0
    01/01/2012 to 12/31/2012                           $6.99168         $8.28682              0

                                                                                                 Number of
                                                             Accumulation     Accumulation      Accumulation
                                                             Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                                  $10.18885        $10.47908              0
    01/01/2008 to 12/31/2008                                   $10.47908         $5.77828              0
    01/01/2009 to 12/31/2009                                    $5.77828         $7.42535              0
    01/01/2010 to 12/31/2010                                    $7.42535         $8.12231              0
    01/01/2011 to 12/31/2011                                    $8.12231         $6.99456              0
    01/01/2012 to 12/31/2012                                    $6.99456         $8.03619              0
----------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
 FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                                  $10.11182         $7.14570              0
    01/01/2009 to 12/31/2009                                    $7.14570         $8.91286            402
    01/01/2010 to 12/31/2010                                    $8.91286         $9.98940            396
    01/01/2011 to 12/31/2011                                    $9.98940         $9.78091            298
    01/01/2012 to 12/31/2012                                    $9.78091        $10.93943            354
----------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007                                  $10.08324         $9.69913              0
    01/01/2008 to 12/31/2008                                    $9.69913         $7.86845          5,562
    01/01/2009 to 12/31/2009                                    $7.86845         $9.45436          5,192
    01/01/2010 to 12/31/2010                                    $9.45436         $9.99122          5,132
    01/01/2011 to 12/31/2011                                    $9.99122         $9.86164          4,893
    01/01/2012 to 12/31/2012                                    $9.86164        $10.75175          4,948
----------------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                                  $10.08412        $10.29225              0
    01/01/2010 to 12/31/2010                                   $10.29225        $11.28196              0
    01/01/2011 to 12/31/2011                                   $11.28196        $11.18341              0
    01/01/2012 to 12/31/2012                                   $11.18341        $12.68468              0
----------------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                                  $10.14551        $10.30205              0
    01/01/2010 to 12/31/2010                                   $10.30205        $11.53687              0
    01/01/2011 to 12/31/2011                                   $11.53687        $10.69369              0
    01/01/2012 to 12/31/2012                                   $10.69369        $11.92349              0
----------------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                                  $10.18226        $10.34967              0
    01/01/2008 to 12/31/2008                                   $10.34967         $5.97424              0
    01/01/2009 to 12/31/2009                                    $5.97424         $7.99393              0
    01/01/2010 to 12/31/2010                                    $7.99393         $8.43618              0
    01/01/2011 to 12/31/2011                                    $8.43618         $7.54726              0
    01/01/2012 to 12/31/2012                                    $7.54726         $9.05993              0
----------------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                                  $10.09229         $9.56624              0
    01/01/2008 to 12/31/2008                                    $9.56624         $5.51161              0
    01/01/2009 to 12/31/2009                                    $5.51161         $6.48209              0
    01/01/2010 to 12/31/2010                                    $6.48209         $7.22303              0
    01/01/2011 to 12/31/2011                                    $7.22303         $6.81520              0
    01/01/2012 to 12/31/2012                                    $6.81520         $7.84411              0
----------------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    07/30/2007* to 12/31/2007                                  $10.00720        $10.40502              0
    01/01/2008 to 12/31/2008                                   $10.40502         $7.86353              0
    01/01/2009 to 12/31/2009                                    $7.86353        $10.42285              0
    01/01/2010 to 12/31/2010                                   $10.42285        $11.64044              0
    01/01/2011 to 12/31/2011                                   $11.64044        $12.62853              0
    01/01/2012 to 12/31/2012                                   $12.62853        $13.17271              0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.13324        $10.83274              0
    01/01/2008 to 12/31/2008                             $10.83274         $6.00981              0
    01/01/2009 to 12/31/2009                              $6.00981         $7.67908              0
    01/01/2010 to 12/31/2010                              $7.67908         $9.05542              0
    01/01/2011 to 12/31/2011                              $9.05542         $8.83575              0
    01/01/2012 to 12/31/2012                              $8.83575         $9.76770              0
----------------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.15663        $10.43905              0
    01/01/2008 to 12/31/2008                             $10.43905         $6.78550              0
    01/01/2009 to 12/31/2009                              $6.78550         $8.78700              0
    01/01/2010 to 12/31/2010                              $8.78700         $9.69510              0
    01/01/2011 to 12/31/2011                              $9.69510         $9.24804              0
    01/01/2012 to 12/31/2012                              $9.24804        $11.20815              0
----------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.10874        $10.77184              0
    01/01/2008 to 12/31/2008                             $10.77184         $6.75648              0
    01/01/2009 to 12/31/2009                              $6.75648         $8.27026              0
    01/01/2010 to 12/31/2010                              $8.27026         $9.18498              0
    01/01/2011 to 12/31/2011                              $9.18498         $8.99100              0
    01/01/2012 to 12/31/2012                              $8.99100        $10.36593              0
----------------------------------------------------------------------------------------------------------
AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012                             $9.99874        $10.20145              0
----------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07772         $9.75598              0
    01/01/2008 to 12/31/2008                              $9.75598         $5.94426              0
    01/01/2009 to 12/31/2009                              $5.94426         $8.12969              0
    01/01/2010 to 12/31/2010                              $8.12969         $9.89536              0
    01/01/2011 to 12/31/2011                              $9.89536         $9.40805              0
    01/01/2012 to 12/31/2012                              $9.40805        $10.96961              0
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.00005        $10.13590              0
    01/01/2008 to 12/31/2008                             $10.13590        $10.23157              0
    01/01/2009 to 12/31/2009                             $10.23157        $10.09993          6,801
    01/01/2010 to 12/31/2010                             $10.09993         $9.94783          6,797
    01/01/2011 to 12/31/2011                              $9.94783         $9.79833          6,794
    01/01/2012 to 12/31/2012                              $9.79833         $9.64882          6,790
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.10485        $10.03153              0
    01/01/2008 to 12/31/2008                             $10.03153         $5.70384              0
    01/01/2009 to 12/31/2009                              $5.70384         $7.89954              0
    01/01/2010 to 12/31/2010                              $7.89954         $9.60188              0
    01/01/2011 to 12/31/2011                              $9.60188         $9.22041              0
    01/01/2012 to 12/31/2012                              $9.22041        $10.63435              0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                            $10.02864        $10.07292              0
    01/01/2012 to 12/31/2012                             $10.07292        $10.40201              0

                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                      Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                          $10.15851        $10.50826               0
    01/01/2008 to 12/31/2008                           $10.50826         $5.87924               0
    01/01/2009 to 12/31/2009                            $5.87924         $7.51397               0
    01/01/2010 to 12/31/2010                            $7.51397         $9.52103               0
    01/01/2011 to 12/31/2011                            $9.52103         $9.53380               0
    01/01/2012 to 12/31/2012                            $9.53380        $10.55035               0
--------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                          $10.05153        $11.24534               0
    01/01/2008 to 12/31/2008                           $11.24534         $6.36287               0
    01/01/2009 to 12/31/2009                            $6.36287         $7.67947               0
    01/01/2010 to 12/31/2010                            $7.67947         $9.09464               0
    01/01/2011 to 04/29/2011                            $9.09464        $10.20514               0
--------------------------------------------------------------------------------------------------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012                           $9.99874        $10.33232               0
--------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008                          $10.10148         $5.57713               0
    01/01/2009 to 12/31/2009                            $5.57713         $9.14476               0
    01/01/2010 to 12/31/2010                            $9.14476        $11.01039               0
    01/01/2011 to 12/31/2011                           $11.01039         $8.64429               0
    01/01/2012 to 12/31/2012                            $8.64429        $10.03811               0
--------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007                           $9.99874        $10.35032               0
    01/01/2008 to 12/31/2008                           $10.35032        $10.30596               0
    01/01/2009 to 12/31/2009                           $10.30596        $11.18662               0
    01/01/2010 to 12/31/2010                           $11.18662        $11.44509               0
    01/01/2011 to 12/31/2011                           $11.44509        $11.52377               0
    01/01/2012 to 12/31/2012                           $11.52377        $11.88007               0
--------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007                           $9.99011        $10.61093               0
    01/01/2008 to 12/31/2008                           $10.61093        $10.21282               0
    01/01/2009 to 12/31/2009                           $10.21282        $11.71879               0
    01/01/2010 to 12/31/2010                           $11.71879        $12.43030               0
    01/01/2011 to 12/31/2011                           $12.43030        $12.62952               0
    01/01/2012 to 12/31/2012                           $12.62952        $13.59558               0
--------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                          $10.05250        $10.50026               0
    01/01/2008 to 12/31/2008                           $10.50026         $8.32510             162
    01/01/2009 to 12/31/2009                            $8.32510         $9.84047          69,275
    01/01/2010 to 12/31/2010                            $9.84047        $10.71448          65,748
    01/01/2011 to 12/31/2011                           $10.71448        $10.65598          62,208
    01/01/2012 to 12/31/2012                           $10.65598        $11.58145          58,822
--------------------------------------------------------------------------------------------------------
AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                          $10.01865        $10.07278               0
    01/01/2012 to 12/31/2012                           $10.07278        $10.62380               0
--------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007                          $10.08342         $9.75457               0
    01/01/2008 to 12/31/2008                            $9.75457         $5.88658               0
    01/01/2009 to 12/31/2009                            $5.88658         $7.06162               0
    01/01/2010 to 12/31/2010                            $7.06162         $8.00018               0
    01/01/2011 to 12/31/2011                            $8.00018         $8.15041               0
    01/01/2012 to 12/31/2012                            $8.15041         $9.53479               0

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011                               $9.99873         $8.90735               0
    01/01/2012 to 12/31/2012                                $8.90735         $9.92508               0
------------------------------------------------------------------------------------------------------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
 FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                              $10.09931         $6.70325               0
    01/01/2009 to 12/31/2009                                $6.70325         $8.37305             638
    01/01/2010 to 12/31/2010                                $8.37305         $9.42764               0
    01/01/2011 to 12/31/2011                                $9.42764         $9.06204               0
    01/01/2012 to 12/31/2012                                $9.06204        $10.34244               0
------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.08218        $10.42431               0
    01/01/2008 to 12/31/2008                               $10.42431         $7.16588               0
    01/01/2009 to 12/31/2009                                $7.16588         $8.99079               0
    01/01/2010 to 12/31/2010                                $8.99079         $9.89917               0
    01/01/2011 to 12/31/2011                                $9.89917         $9.41863               0
    01/01/2012 to 12/31/2012                                $9.41863        $10.30745               0
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.09683         $9.87668               0
    01/01/2008 to 12/31/2008                                $9.87668         $6.32175               0
    01/01/2009 to 12/31/2009                                $6.32175         $8.33591               0
    01/01/2010 to 12/31/2010                                $8.33591        $11.19796               0
    01/01/2011 to 12/31/2011                               $11.19796        $10.91902               0
    01/01/2012 to 12/31/2012                               $10.91902        $12.06108               0
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.09296         $9.45982               0
    01/01/2008 to 12/31/2008                                $9.45982         $6.54703               0
    01/01/2009 to 12/31/2009                                $6.54703         $8.18773               0
    01/01/2010 to 12/31/2010                                $8.18773        $10.15835               0
    01/01/2011 to 12/31/2011                               $10.15835         $9.40539               0
    01/01/2012 to 12/31/2012                                $9.40539        $10.94342               0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.06997        $10.20919          41,225
    01/01/2008 to 12/31/2008                               $10.20919         $7.44504          42,226
    01/01/2009 to 12/31/2009                                $7.44504         $9.10101          48,089
    01/01/2010 to 12/31/2010                                $9.10101         $9.99565          48,044
    01/01/2011 to 12/31/2011                                $9.99565        $10.03835          43,130
    01/01/2012 to 12/31/2012                               $10.03835        $11.21881          42,770
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.09107         $9.49128               0
    01/01/2008 to 12/31/2008                                $9.49128         $5.43158               0
    01/01/2009 to 12/31/2009                                $5.43158         $6.62130               0
    01/01/2010 to 12/31/2010                                $6.62130         $7.38366               0
    01/01/2011 to 12/31/2011                                $7.38366         $7.15171               0
    01/01/2012 to 12/31/2012                                $7.15171         $8.25713               0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.00716        $10.61706               0
    01/01/2008 to 12/31/2008                               $10.61706        $10.20039               0
    01/01/2009 to 12/31/2009                               $10.20039        $11.26142               0
    01/01/2010 to 12/31/2010                               $11.26142        $11.72623               0
    01/01/2011 to 12/31/2011                               $11.72623        $12.02340               0
    01/01/2012 to 12/31/2012                               $12.02340        $12.45802               0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.14554        $10.08360               0
    01/01/2008 to 12/31/2008                                $10.08360         $5.90135               0
    01/01/2009 to 12/31/2009                                 $5.90135         $8.91275               0
    01/01/2010 to 12/31/2010                                 $8.91275        $10.16407               0
    01/01/2011 to 12/31/2011                                $10.16407         $9.83920               0
    01/01/2012 to 12/31/2012                                 $9.83920        $11.39212               0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.18050        $11.64720           2,607
    01/01/2008 to 12/31/2008                                $11.64720         $5.73614           3,300
    01/01/2009 to 12/31/2009                                 $5.73614         $8.43588           2,609
    01/01/2010 to 12/31/2010                                 $8.43588        $10.00608           2,277
    01/01/2011 to 12/31/2011                                $10.00608         $8.38336           2,495
    01/01/2012 to 12/31/2012                                 $8.38336         $8.55349           2,515
-------------------------------------------------------------------------------------------------------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.13031        $10.36456               0
    01/01/2008 to 12/31/2008                                $10.36456         $5.88617               0
    01/01/2009 to 12/31/2009                                 $5.88617         $7.44422               0
    01/01/2010 to 12/31/2010                                 $7.44422         $8.40339               0
    01/01/2011 to 12/31/2011                                 $8.40339         $7.98925               0
    01/01/2012 to 12/31/2012                                 $7.98925         $8.73290               0
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007                                $9.99874         $9.98107               0
    01/01/2008 to 12/31/2008                                 $9.98107         $9.31640               0
    01/01/2009 to 12/31/2009                                 $9.31640        $10.24090               0
    01/01/2010 to 12/31/2010                                $10.24090        $10.87066               0
    01/01/2011 to 12/31/2011                                $10.87066        $11.34960               0
    01/01/2012 to 12/31/2012                                $11.34960        $12.05357               0
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO
    08/20/2012* to 12/31/2012                                $9.99874        $10.39032               0
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008                               $10.07814         $6.64837          39,498
    01/01/2009 to 12/31/2009                                 $6.64837         $8.51511          62,284
    01/01/2010 to 12/31/2010                                 $8.51511         $9.24358          55,366
    01/01/2011 to 12/31/2011                                 $9.24358         $8.95042          41,224
    01/01/2012 to 09/21/2012                                 $8.95042        $10.03642               0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

 ACCUMULATION UNIT VALUES: WITH TRUEACCUMULATION HD 60 BPS AND COMBO 5%/HAV 80
                                  BPS (2.95%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02445        $12.14936            0
    01/01/2010 to 12/31/2010                             $12.14936        $13.21280            0
    01/01/2011 to 12/31/2011                             $13.21280        $12.49300            0
    01/01/2012 to 12/31/2012                             $12.49300        $13.65870            0

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                    Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.03680        $12.34528            0
    01/01/2010 to 12/31/2010                         $12.34528        $13.63479            0
    01/01/2011 to 12/31/2011                         $13.63479        $13.25903            0
    01/01/2012 to 12/31/2012                         $13.25903        $14.63559            0
------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.07546        $12.39306            0
    01/01/2010 to 12/31/2010                         $12.39306        $13.70434            0
    01/01/2011 to 12/31/2011                         $13.70434        $13.78718            0
    01/01/2012 to 05/04/2012                         $13.78718        $14.91640            0
------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.02327        $11.97506            0
    01/01/2010 to 12/31/2010                         $11.97506        $13.06397            0
    01/01/2011 to 12/31/2011                         $13.06397        $12.53549            0
    01/01/2012 to 12/31/2012                         $12.53549        $13.69410            0
------------------------------------------------------------------------------------------------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011                         $9.99761         $9.09045            0
    01/01/2012 to 12/31/2012                          $9.09045         $9.87942            0
------------------------------------------------------------------------------------------------------
AST BLACKROCK VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.09805        $12.68684            0
    01/01/2010 to 12/31/2010                         $12.68684        $13.85625            0
    01/01/2011 to 12/31/2011                         $13.85625        $13.39298            0
    01/01/2012 to 12/31/2012                         $13.39298        $14.75128            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009                          $9.93798         $9.55620            0
    01/01/2010 to 12/31/2010                          $9.55620        $10.26367            0
    01/01/2011 to 12/31/2011                         $10.26367        $10.93070            0
    01/01/2012 to 12/31/2012                         $10.93070        $11.05857            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009                          $9.92241         $9.62179            0
    01/01/2010 to 12/31/2010                          $9.62179        $10.39111            0
    01/01/2011 to 12/31/2011                         $10.39111        $11.46417            0
    01/01/2012 to 12/31/2012                         $11.46417        $11.77099            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009                          $9.90519         $9.52322            0
    01/01/2010 to 12/31/2010                          $9.52322        $10.30078            0
    01/01/2011 to 12/31/2011                         $10.30078        $11.60406            0
    01/01/2012 to 12/31/2012                         $11.60406        $11.93080            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009                          $9.88390         $9.19990            0
    01/01/2010 to 12/31/2010                          $9.19990         $9.99438            0
    01/01/2011 to 12/31/2011                          $9.99438        $11.52125            0
    01/01/2012 to 12/31/2012                         $11.52125        $11.89712            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010                         $9.99681        $10.88846            0
    01/01/2011 to 12/31/2011                         $10.88846        $12.72379            0
    01/01/2012 to 12/31/2012                         $12.72379        $13.19766            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011                         $9.99761        $11.89013            0
    01/01/2012 to 12/31/2012                         $11.89013        $12.22355            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012                         $9.99682        $10.28551            0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.03857        $12.24249            0
    01/01/2010 to 12/31/2010                                     $12.24249        $13.48193            0
    01/01/2011 to 12/31/2011                                     $13.48193        $12.77794            0
    01/01/2012 to 12/31/2012                                     $12.77794        $14.11378            0
------------------------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.03963        $11.87204            0
    01/01/2010 to 12/31/2010                                     $11.87204        $12.90588            0
    01/01/2011 to 12/31/2011                                     $12.90588        $12.30847            0
    01/01/2012 to 12/31/2012                                     $12.30847        $13.18387            0
------------------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.61459        $14.43200            0
    01/01/2010 to 12/31/2010                                     $14.43200        $18.04037            0
    01/01/2011 to 12/31/2011                                     $18.04037        $18.67849            0
    01/01/2012 to 12/31/2012                                     $18.67849        $20.92593            0
------------------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.98041        $12.91235            0
    01/01/2010 to 12/31/2010                                     $12.91235        $16.62407            0
    01/01/2011 to 12/31/2011                                     $16.62407        $14.03025            0
    01/01/2012 to 12/31/2012                                     $14.03025        $16.36244            0
------------------------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.02667        $11.90513            0
    01/01/2010 to 12/31/2010                                     $11.90513        $13.10434            0
    01/01/2011 to 12/31/2011                                     $13.10434        $12.41428            0
    01/01/2012 to 12/31/2012                                     $12.41428        $13.70156            0
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.01294        $12.22930            0
    01/01/2010 to 12/31/2010                                     $12.22930        $13.58467            0
    01/01/2011 to 12/31/2011                                     $13.58467        $12.99693            0
    01/01/2012 to 12/31/2012                                     $12.99693        $13.96586            0
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.98494        $12.08982            0
    01/01/2010 to 12/31/2010                                     $12.08982        $13.97661            0
    01/01/2011 to 12/31/2011                                     $13.97661        $12.73239            0
    01/01/2012 to 12/31/2012                                     $12.73239        $13.96423            0
------------------------------------------------------------------------------------------------------------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012                                     $9.99761        $10.65771            0
------------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.85920        $13.85898            0
    01/01/2010 to 12/31/2010                                     $13.85898        $16.18066            0
    01/01/2011 to 12/31/2011                                     $16.18066        $14.92497            0
    01/01/2012 to 12/31/2012                                     $14.92497        $18.38161            0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.04640        $12.76897            0
    01/01/2010 to 12/31/2010                                     $12.76897        $13.67864            0
    01/01/2011 to 12/31/2011                                     $13.67864        $12.76090            0
    01/01/2012 to 12/31/2012                                     $12.76090        $14.84384            0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.12441        $12.13759            0
    01/01/2010 to 12/31/2010                                     $12.13759        $13.30864            0
    01/01/2011 to 12/31/2011                                     $13.30864        $12.21384            0
    01/01/2012 to 12/31/2012                                     $12.21384        $14.19577            0

                                                                                                 Number of
                                                             Accumulation     Accumulation      Accumulation
                                                             Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.05944        $13.41082            0
    01/01/2010 to 12/31/2010                                   $13.41082        $15.60874            0
    01/01/2011 to 12/31/2011                                   $15.60874        $14.71010            0
    01/01/2012 to 12/31/2012                                   $14.71010        $17.08972            0
----------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                    $9.95298        $12.68913            0
    01/01/2010 to 12/31/2010                                   $12.68913        $15.62431            0
    01/01/2011 to 12/31/2011                                   $15.62431        $15.37426            0
    01/01/2012 to 12/31/2012                                   $15.37426        $17.27520            0
----------------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.01687        $12.44762            0
    01/01/2010 to 12/31/2010                                   $12.44762        $13.72269            0
    01/01/2011 to 12/31/2011                                   $13.72269        $13.75253            0
    01/01/2012 to 12/31/2012                                   $13.75253        $15.21051            0
----------------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.02445        $11.79434            0
    01/01/2010 to 12/31/2010                                   $11.79434        $12.78461            0
    01/01/2011 to 12/31/2011                                   $12.78461        $12.35543            0
    01/01/2012 to 12/31/2012                                   $12.35543        $13.21594            0
----------------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.14299        $13.19838            0
    01/01/2010 to 12/31/2010                                   $13.19838        $14.67845            0
    01/01/2011 to 12/31/2011                                   $14.67845        $12.41502            0
    01/01/2012 to 12/31/2012                                   $12.41502        $14.51412            0
----------------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.11749        $13.03087            0
    01/01/2010 to 12/31/2010                                   $13.03087        $14.05996            0
    01/01/2011 to 12/31/2011                                   $14.05996        $11.94302            0
    01/01/2012 to 12/31/2012                                   $11.94302        $13.53418            0
----------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
 FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.04081        $12.18077            0
    01/01/2010 to 12/31/2010                                   $12.18077        $13.46612            0
    01/01/2011 to 12/31/2011                                   $13.46612        $13.00582            0
    01/01/2012 to 12/31/2012                                   $13.00582        $14.34783            0
----------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2009 to 12/31/2009                                   $10.07956        $11.60290            0
    01/01/2010 to 12/31/2010                                   $11.60290        $12.09485            0
    01/01/2011 to 12/31/2011                                   $12.09485        $11.77579            0
    01/01/2012 to 12/31/2012                                   $11.77579        $12.66328            0
----------------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                                  $10.08300        $10.27376            0
    01/01/2010 to 12/31/2010                                   $10.27376        $11.10839            0
    01/01/2011 to 12/31/2011                                   $11.10839        $10.86159            0
    01/01/2012 to 12/31/2012                                   $10.86159        $12.15159            0
----------------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                                  $10.14438        $10.28358            0
    01/01/2010 to 12/31/2010                                   $10.28358        $11.35945            0
    01/01/2011 to 12/31/2011                                   $11.35945        $10.38600            0
    01/01/2012 to 12/31/2012                                   $10.38600        $11.42237            0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.12715        $13.51438            0
    01/01/2010 to 12/31/2010                             $13.51438        $14.06802            0
    01/01/2011 to 12/31/2011                             $14.06802        $12.41437            0
    01/01/2012 to 12/31/2012                             $12.41437        $14.69929            0
----------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.06243        $12.66336            0
    01/01/2010 to 12/31/2010                             $12.66336        $13.91872            0
    01/01/2011 to 12/31/2011                             $13.91872        $12.95425            0
    01/01/2012 to 12/31/2012                             $12.95425        $14.70655            0
----------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.03365        $12.01790            0
    01/01/2010 to 12/31/2010                             $12.01790        $13.23903            0
    01/01/2011 to 12/31/2011                             $13.23903        $14.16791            0
    01/01/2012 to 12/31/2012                             $14.16791        $14.57657            0
----------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.00706        $12.64537            0
    01/01/2010 to 12/31/2010                             $12.64537        $14.70877            0
    01/01/2011 to 12/31/2011                             $14.70877        $14.15685            0
    01/01/2012 to 12/31/2012                             $14.15685        $15.43656            0
----------------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.07220        $13.29229            0
    01/01/2010 to 12/31/2010                             $13.29229        $14.46650            0
    01/01/2011 to 12/31/2011                             $14.46650        $13.61174            0
    01/01/2012 to 12/31/2012                             $13.61174        $16.27157            0
----------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02798        $12.08504            0
    01/01/2010 to 12/31/2010                             $12.08504        $13.23903            0
    01/01/2011 to 12/31/2011                             $13.23903        $12.78333            0
    01/01/2012 to 12/31/2012                             $12.78333        $14.53713            0
----------------------------------------------------------------------------------------------------------
AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012                             $9.99761        $10.14969            0
----------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.98563        $13.15861            0
    01/01/2010 to 12/31/2010                             $13.15861        $15.79869            0
    01/01/2011 to 12/31/2011                             $15.79869        $14.81635            0
    01/01/2012 to 12/31/2012                             $14.81635        $17.03986            0
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.99942         $9.81302            0
    01/01/2010 to 12/31/2010                              $9.81302         $9.53369            0
    01/01/2011 to 12/31/2011                              $9.53369         $9.26266            0
    01/01/2012 to 12/31/2012                              $9.26266         $8.99701            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.13078        $13.64182            0
    01/01/2010 to 12/31/2010                             $13.64182        $16.35611            0
    01/01/2011 to 12/31/2011                             $16.35611        $15.49269            0
    01/01/2012 to 12/31/2012                             $15.49269        $17.62473            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                            $10.02752        $10.04908            0
    01/01/2012 to 12/31/2012                             $10.04908        $10.23567            0

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.97654        $12.29573            0
    01/01/2010 to 12/31/2010                               $12.29573        $15.36806            0
    01/01/2011 to 12/31/2011                               $15.36806        $15.17956            0
    01/01/2012 to 12/31/2012                               $15.17956        $16.56876            0
------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.93437        $12.00027            0
    01/01/2010 to 12/31/2010                               $12.00027        $14.01859            0
    01/01/2011 to 04/29/2011                               $14.01859        $15.66021            0
------------------------------------------------------------------------------------------------------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012                               $9.99761        $10.23671            0
------------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.05415        $14.71491            0
    01/01/2010 to 12/31/2010                               $14.71491        $17.47598            0
    01/01/2011 to 12/31/2011                               $17.47598        $13.53385            0
    01/01/2012 to 12/31/2012                               $13.53385        $15.50175            0
------------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.99032        $10.42561            0
    01/01/2010 to 12/31/2010                               $10.42561        $10.52117            0
    01/01/2011 to 12/31/2011                               $10.52117        $10.44956            0
    01/01/2012 to 12/31/2012                               $10.44956        $10.62564            0
------------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.98220        $10.98987            0
    01/01/2010 to 12/31/2010                               $10.98987        $11.49843            0
    01/01/2011 to 12/31/2011                               $11.49843        $11.52418            0
    01/01/2012 to 12/31/2012                               $11.52418        $12.23626            0
------------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.02075        $11.54330            0
    01/01/2010 to 12/31/2010                               $11.54330        $12.39748            0
    01/01/2011 to 12/31/2011                               $12.39748        $12.16233            0
    01/01/2012 to 12/31/2012                               $12.16233        $13.03817            0
------------------------------------------------------------------------------------------------------------
AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                              $10.01753        $10.04901            0
    01/01/2012 to 12/31/2012                               $10.04901        $10.45405            0
------------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.07692        $12.73635            0
    01/01/2010 to 12/31/2010                               $12.73635        $14.23284            0
    01/01/2011 to 12/31/2011                               $14.23284        $14.30316            0
    01/01/2012 to 12/31/2012                               $14.30316        $16.50445            0
------------------------------------------------------------------------------------------------------------
AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011                               $9.99761         $8.82558            0
    01/01/2012 to 12/31/2012                                $8.82558         $9.69974            0
------------------------------------------------------------------------------------------------------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
 FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.05218        $12.27522            0
    01/01/2010 to 12/31/2010                               $12.27522        $13.63321            0
    01/01/2011 to 12/31/2011                               $13.63321        $12.92627            0
    01/01/2012 to 12/31/2012                               $12.92627        $14.55131            0
------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.08059        $12.31716            0
    01/01/2010 to 12/31/2010                               $12.31716        $13.37710            0
    01/01/2011 to 12/31/2011                               $13.37710        $12.55463            0
    01/01/2012 to 12/31/2012                               $12.55463        $13.55179            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.00808        $13.06229            0
    01/01/2010 to 12/31/2010                                $13.06229        $17.30827            0
    01/01/2011 to 12/31/2011                                $17.30827        $16.64771            0
    01/01/2012 to 12/31/2012                                $16.64771        $18.13790            0
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.97536        $12.87066            0
    01/01/2010 to 12/31/2010                                $12.87066        $15.75132            0
    01/01/2011 to 12/31/2011                                $15.75132        $14.38545            0
    01/01/2012 to 12/31/2012                                $14.38545        $16.50936            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.03811        $12.07928            0
    01/01/2010 to 12/31/2010                                $12.07928        $13.08612            0
    01/01/2011 to 12/31/2011                                $13.08612        $12.96345            0
    01/01/2012 to 12/31/2012                                $12.96345        $14.29012            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.09987        $12.83326            0
    01/01/2010 to 12/31/2010                                $12.83326        $14.11612            0
    01/01/2011 to 12/31/2011                                $14.11612        $13.48690            0
    01/01/2012 to 12/31/2012                                $13.48690        $15.35897            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.01712        $11.04392            0
    01/01/2010 to 12/31/2010                                $11.04392        $11.34320            0
    01/01/2011 to 12/31/2011                                $11.34320        $11.47265            0
    01/01/2012 to 12/31/2012                                $11.47265        $11.72521            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98672        $13.08825            0
    01/01/2010 to 12/31/2010                                $13.08825        $14.72290            0
    01/01/2011 to 12/31/2011                                $14.72290        $14.05856            0
    01/01/2012 to 12/31/2012                                $14.05856        $16.05536            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.30081        $13.67952            0
    01/01/2010 to 12/31/2010                                $13.67952        $16.00498            0
    01/01/2011 to 12/31/2011                                $16.00498        $13.22699            0
    01/01/2012 to 12/31/2012                                $13.22699        $13.31136            0
-------------------------------------------------------------------------------------------------------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.06151        $12.69332            0
    01/01/2010 to 12/31/2010                                $12.69332        $14.13377            0
    01/01/2011 to 12/31/2011                                $14.13377        $13.25430            0
    01/01/2012 to 12/31/2012                                $13.25430        $14.29034            0
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98887        $10.69801            0
    01/01/2010 to 12/31/2010                                $10.69801        $11.20141            0
    01/01/2011 to 12/31/2011                                $11.20141        $11.53616            0
    01/01/2012 to 12/31/2012                                $11.53616        $12.08439            0
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009                                $10.07038        $12.75527            0
    01/01/2010 to 12/31/2010                                $12.75527        $13.65814            0
    01/01/2011 to 12/31/2011                                $13.65814        $13.04516            0
    01/01/2012 to 09/21/2012                                $13.04516        $14.48296            0



 *  Denotes the start date of these sub-accounts

              APPENDIX B - CALCULATION OF OPTIONAL DEATH BENEFITS


 EXAMPLES OF COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT CALCULATION
 The following are examples of how the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit are calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.

 Example with market increase and death before Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the 7/th/ anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $75,000; however, the Anniversary Value on the 5/th/ anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Roll-Up Value is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than both the Roll-Up Value ($67,005) and the amount that would have been payable under the basic Death Benefit ($75,000).

 Example with withdrawals
 Assume that the Owner made a withdrawal of $5,000 on the 6/th/ anniversary of the Issue Date when the Account Value was $45,000. The Roll-Up Value on the 6/th/ anniversary of the Issue Date is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The 5% Dollar-for-Dollar Withdrawal Limit for the 7/th/ annuity year is equal to 5% of the Roll-Up Value as of the 6/th/ anniversary of the Issue Date, or $3,350. Therefore, the remaining $1,650 of the withdrawal results in a proportional reduction to the Roll-Up Value. On the 7/th/ anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $43,000; however, the Anniversary Value on the 2/nd/ anniversary of the Issue Date was $70,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit.

 Roll-up Value                =    {($67,005 - $3,350) - [($67,005 - $3,350) * $1,650/($45,000 - $3,350)]} *
                                   1.05
                              =    ($63,655 - $2,522) * 1.05
                              =    $64,190

 Highest Anniversary Value    =    $70,000 - [$70,000 * $5,000/$45,000]
                              =    $70,000 - $7,778
                              =    $62,222

 Basic Death Benefit          =    max [$43,000, $50,000 - ($50,000 * $5,000/$45,000)]
                              =    max [$43,000, $44,444]
                              =    $44,444

 The Death Benefit therefore is $64,190.

 Example with death after Death Benefit Target Date
 Assume that the Owner has not made any withdrawals prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Roll-Up Value on the Death Benefit Target Date (the Annuity Anniversary on or following the Owner's 80/th/ birthday) is equal to initial Purchase Payment accumulated at 5% for 10 years, or $81,445. The Highest Anniversary Value on the Death Benefit Target Date was $85,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit as of the Death Benefit Target Date; each increased by subsequent Purchase Payments and reduced proportionally for subsequent withdrawals.

 Roll-up Value                =    $81,445 + $15,000 - [($81,445 + 15,000) * $5,000/$70,000]
                              =    $81,445 + $15,000 - $6,889
                              =    $89,556

 Highest Anniversary Value    =    $85,000 + $15,000 - [($85,000 + 15,000) * $5,000/$70,000]
                              =    $85,000 + $15,000 - $ 7,143
                              =    $92,857

 Basic Death Benefit          =    max [$75,000, $50,000 + $15,000 - {(50,000 + $15,000) * $5,000/$70,000]
                              =    max [$75,000, $60,357]
                              =    $75,000

 The Death Benefit therefore is $92,857.

 EXAMPLES OF HIGHEST DAILY VALUE DEATH BENEFIT CALCULATION
 The following are examples of how the HDV Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date.

 Example with market increase and death before Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value or the basic Death Benefit. The Death Benefit would be the HDV ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).

 Example with withdrawals
 Assume that the Account Value has been increasing due to positive market performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth Annuity Year. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the basic Death Benefit.

 Highest Daily Value    =    $90,000 - [$90,000 * $15,000/$75,000]
                        =    $90,000 - $18,000
                        =    $72,000

 Basic Death Benefit    =    max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                        =    max [$80,000, $40,000]
                        =    $80,000

 The Death Benefit therefore is $80,000.

 Example with death after Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus Purchase Payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

 Highest Daily Value    =    $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]
                        =    $80,000 + $15,000 - $6,786
                        =    $88,214

 Basic Death Benefit    =    max [$75,000, ($50,000 + $15,000) - {($50,000 + $15,000) *
                             $5,000/$70,000}]
                        =    max [$75,000, $60,357]
                        =    $75,000

 The Death Benefit therefore is $88,214.

             APPENDIX C - FORMULA UNDER TRUEINCOME - HIGHEST DAILY


 We set out below the current formula under which we may transfer amounts between the Permitted Sub-accounts and the Benefit Fixed Rate Account. Upon your election of TrueIncome - Highest Daily, we will not alter the formula that applies to your contract.

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . C\\u\\ - the upper target is established on the effective date of the TrueIncome - Highest Daily (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

   . Q - age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee The factor is currently set equal to 1.

   .   V - the total value of all Permitted Sub-accounts in the annuity.

   .   F - the total value of all Benefit Fixed Rate Account allocations.

   . I - the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greatest of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.

   .   T - the amount of a transfer into or out of the Benefit Fixed Rate
       Account.


   . I - annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%.


 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                              L    =    I * Q * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                      Target Ratio r    =    (L - F) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

       . If r (less than) C\\l\\, and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min(V, [L - F - V * C\\t\\]/(1-C\\t\\))}    T (greater than) 0, Money moving from the Permitted
                                                        Sub-accounts to the Benefit Fixed Rate Account
 T    =    {Min(F, [L - F - V * C\\t\\]/(1-C\\t\\))}    T (less than) 0, Money moving from the Benefit Fixed
                                                        Rate Account to the Permitted Sub-accounts]

 EXAMPLE:
 MALE AGE 65 CONTRIBUTES $100,000 INTO THE PERMITTED SUB-ACCOUNTS AND THE VALUE DROPS TO $92,300 DURING YEAR ONE, END OF DAY ONE. A TABLE OF VALUES FOR "A" APPEARS BELOW.

 TARGET VALUE CALCULATION:

                         L    =    I * Q * a
                              =    5000.67 * 1 * 15.34
                              =    76,710.28

 TARGET RATIO:

                      r    =    (L - F) / V
                           =    (76,710.28 - 0)/92,300.00
                           =    83.11%

 SINCE R (GREATER THAN) CU ( BECAUSE 83.11% (GREATER THAN) 83%) A TRANSFER INTO THE BENEFIT FIXED RATE ACCOUNT OCCURS.

 T    =    { Min ( V, [L - F - V * Ct]/( 1 - Ct))}
      =    { Min ( 92,300.00, [ 76,710.28 - 0 - 92,300.00 * 0.80]/(1 - 0.80))}
      =    { Min ( 92,300.00, 14,351.40 )}
      =    14,351.40

 FORMULA FOR CONTRACTS WITH 90% CAP FEATURE

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                              L    =    I * Q * a

 If you elect this feature, the following replaces the "Transfer Calculation" above.

 TRANSFER CALCULATION:
 The following formula, which is set on the effective date of this feature and is not changed for the life of the guarantee, determines when a transfer is required:

 On the effective date of this feature (and only on the effective date of this feature), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the Benefit Fixed Rate Account:

        If (F / (V + F) (greater than) .90) then

                          T    =    F - (V + F) * .90

 If T is greater than $0 as described above, then an amount equal to T is transferred from the Benefit Fixed Rate Account and allocated to the Permitted Sub-accounts, and no additional transfer calculations are performed on the effective date.

 On each Valuation Day thereafter (including the effective date of this feature provided F/(V + F) (less than) = .90), the following asset transfer calculation is performed

                      Target Ratio r    =    (L - F) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the Benefit Fixed Rate Account (subject to the 90% cap rule described above).

       . If r (less than) C\\l\\ and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date of this feature and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V + F)) - F), [L - F - V *    Money is transferred from the elected Permitted
           C\\t\\] / (1 - C\\t\\))                             Sub-accounts to Benefit Fixed Rate Account
 T    =    Min(F, - [L - F - V * C\\t\\] / (1 - C\\t\\)),      Money is transferred from the Benefit Fixed Rate
                                                               Account to the Permitted Sub-accounts.

                 AGE 65 "A" FACTORS FOR LIABILITY CALCULATIONS
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 * The values set forth in this table are applied to all ages, and apply whether or not the 90% cap is elected.

          APPENDIX D - FORMULA UNDER TRUEACCUMULATION - HIGHEST DAILY


 FORMULA FOR ELECTIONS OF TRUEACCUMULATION - HIGHEST DAILY (INCLUDING TRUEACCUMULATION - HIGHEST DAILY WITH THE 90% CAP FEATURE) MADE PRIOR TO AUGUST 3, 2010

 FORMULA UNDER TRUEACCUMULATION - HIGHEST DAILY:

 THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:
..   AV is the current Account Value of the Annuity
..   V is the current Account Value of the elected Sub-accounts of the Annuity
..   B is the total current value of the AST bond portfolio Sub-account
..   C\\l\\ is the lower target value. Currently, it is 79%.
..   C\\t\\ is the middle target value. Currently, it is 82%.
..   C\\u\\ is the upper target value. Currently, it is 85%.

 For each guarantee provided under the benefit,
..   G\\i\\ is the guarantee amount
..   N\\i\\ is the number of days until the maturity date
..   d\\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period. We call the greatest of these values the "current liability (L)."


       L = MAX (L\\i\\), where L\\i\\ = G\\i\\ / (1 + d\\i\\)/^(Ni/365)/.


 Next the formula calculates the following formula ratio:

                                r = (L - B) / V.

 If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund Sub-account associated with the current liability. If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer Account if r (greater than) C\\u\\.

 The transfer amount is calculated by the following formula:

               T = {Min(V, [L - B - V * C\\t\\] / (1 - C\\t\\))}

 If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.

 The transfer amount is calculated by the following formula:

              T = {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))}

 If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

 FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE - TRUEACCUMULATION - HIGHEST DAILY

 The following are the terms and definitions referenced in the transfer calculation formula:
..   AV is the current Account Value of the Annuity
..   V is the current Account Value of the elected Sub-accounts of the Annuity
..   B is the total current value of the AST bond portfolio Sub-account
..   C \\l\\ is the lower target value. Currently, it is 79%.
..   C \\t\\ is the middle target value. Currently, it is 82%.
..   C \\u\\ is the upper target value. Currently, it is 85%.
..   T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.

 For each guarantee provided under the benefit,
..   G \\i\\ is the guarantee amount
..   N \\i\\ is the number of days until the maturity date
..   d \\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 TRANSFER CALCULATION
 The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

 On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

                   If (B / (V + B) (greater than) .90), then

                            T = B - [(V + B) * .90]

 If T as described above is greater than $0, then that amount ("T") is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs.

 On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) (less than) = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability
 (L)."


     L = MAX(L \\i\\ ), where L \\i\\ = G \\i\\ / (1 + d \\i\\ )/^(Ni/365)/


            Next the formula calculates the following formula ratio:

                                r = (L - B) / V

 If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (the "90% cap rule"). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r (greater than) C \\u\\, subject to the 90% cap rule.

 The transfer amount is calculated by the following formula:

 T = {Min(MAX(0, (.90 * (V + B)) - B), [L - B - V * C \\t\\ ] / (1 - C \\t\\ ))}

 If the formula ratio is less than a lower target value and there are assets in the Transfer AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.

 The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r (less than) C \\l\\ and B (greater than) 0.

 The transfer amount is calculated by the following formula:

         T    =    {Min(B, - [L - B - V * C \\t\\ ] / (1 - C \\t\\ ))}

 If, following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.

 FORMULA FOR ELECTIONS OF TRUEACCUMULATION - HIGHEST DAILY WITH 90% CAP FEATURE ON OR AFTER AUGUST 3, 2010, SUBJECT TO STATE APPROVAL.

 The operation of the formula is the same as for elections of TrueAccumulation
 - Highest Daily with 90% cap feature prior to August 3, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.

 THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:
..   AV is the current Account Value of the Annuity
..   V\\V\\ is the current Account Value of the elected Sub-accounts of the
    Annuity
..   V\\F\\ is the current Account Value of the elected Fixed Rate Options of the Annuity
..   B is the total current value of the Transfer Account
..   C\\l\\ is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee
..   C\\t\\ is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee
..   C\\i\\ is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee
..   T is the amount of a transfer into or out of the Transfer Account
..   "Projected Future Guarantee" is an amount equal to the highest Account
    Value (adjusted for Withdrawals and additional Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

 The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)".


  L    =    MAX (L i), where L \\i\\ = G \\i\\ / (1 + d \\i\\ )/^(Ni/365)/ .


 Where:
..   G \\i\\ is the value of the Guarantee Amount or the Projected Future
    Guarantee
..   N \\i\\ is the number of days until the end of the Guarantee Period
..   d \\i\\ is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.

 Next the formula calculates the following formula ratio (r):

                   r    =    (L - B) / (V \\V\\ + V \\F\\ ).

 If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the 90% cap feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

The formula will transfer assets into the Transfer Account if r (greater than) C u and if transfers have not been suspended due to the 90% cap feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

 The transfer amount is calculated by the following formula:

 T    =    {Min(MAX(0,(.90 * (V \\V\\ + V \\F\\ + B)) - B), [L - B - (V \\V\\ + V \\F\\ ) * C \\t\\ ] / (1 - C \\t\\ ))}

 If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.
 The formula will transfer assets out of the Transfer Account if r 0.

 The transfer amount is calculated by the following formula:

 T    =    {Min (B, - [L - B - (V \\V\\ + V \\F\\ ) * C \\t\\ ] / (1 - C \\t\\ ))}

 If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

 90% CAP FEATURE: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

   APPENDIX E - FORMULA UNDER TRUEINCOME - HIGHEST DAILY 7 AND TRUEINCOME -
                            SPOUSAL HIGHEST DAILY 7


 1. FORMULA FOR CONTRACTS
 WITHOUT ELECTION OF 90% CAP FEATURE

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
       . C\\u \\- the upper target is established on the effective date of the TrueIncome - Highest Daily 7 benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

       . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

       . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

       .   L - the target value as of the current Valuation day.

       .   r - the target ratio.

       . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

       .   V - the total value of all Permitted Sub-accounts in the Annuity.

       . B - the total value of the AST Investment Grade Bond Portfolio Sub-account.

       . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greatest of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional Purchase Payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*,
           (2) any highest quarterly Account Value prior to the date of calculation increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and
           (3) the Account Value on the date of calculation.

       . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

 * Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

 TARGET VALUE CALCULATION:
 On each business day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                      Target Ratio r    =    (L - B) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min(V, [L - B - V * C\\t\\] / (1 - C\\t\\))},      Money is transferred from the Permitted Sub-
                                                               accounts to the AST Investment Grade Bond
                                                               Portfolio Sub-account

 T    =    {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))},    Money is transferred from the AST Investment
                                                               Grade Bond Portfolio Sub-account to the
                                                               Permitted Sub-accounts

                     "A" FACTORS FOR LIABILITY CALCULATIONS
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 * The values set forth in this table are applied to all ages, and apply to each formula set out in this Appendix.

 2. FORMULA FOR CONTRACTS WITH 90% CAP FEATURE.
 SEE ABOVE FOR THE TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA.

 If you choose to elect the 90% Cap Feature (or alternatively, if you are a current participant in a TrueIncome - Highest Daily 7 benefit who has already elected the 90% Cap Feature), then the following formula applies.

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:

 The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:

                         If (B / (V + B) (greater than) .90) then
                         T         =         B - [(V + B) * .90]

 If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.

 On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B/(V+B) (less than)= .90), the following asset transfer calculation is performed:

                        Target Ratio r    =    (L--B)/V

       . If r (greater than) C\\u\\, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account provided transfers are not suspended under the 90% Cap Rule described below.

       . If r (less than) C\\l\\ and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V+ B)) - B),       Money is transferred from the
           [L - B - V * C\\t\\] / (1--C\\t\\))      elected Sub-accounts to the AST
                                                    Investment Grade Bond Portfolio
                                                    Sub-account

 T    =    {Min (B, -[L--B--V * C\\t\\] /           Money is transferred from the AST
           (1--C\\t\\))}                            Investment Grade Bond Portfolio
                                                    Sub-account to the elected
                                                    Sub-accounts.

 At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.

 90% CAP RULE: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account , any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.

APPENDIX F - SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES


 Certain features of your Annuity may be different than the features described earlier in this prospectus if your Annuity is issued in certain states described below.

Jurisdiction                          Special Provisions
--------------------------------------------------------------------------------
Florida        The earliest Annuity Date is one year from the Issue Date.
--------------------------------------------------------------------------------
Illinois       The earliest Annuity Date is one year from the Issue Date.
--------------------------------------------------------------------------------
Massachusetts  If your Annuity is issued in Massachusetts after January 1,
               2009, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity
               Option or any lifetime withdrawal optional benefit (except the
               Guaranteed Minimum Withdrawal Benefit).
               Medically Related Surrenders are not available.
               Additional Purchase Payments are limited to those received up to and including the first anniversary of the issue date of the annuity on B, L, and X Share.
--------------------------------------------------------------------------------
Minnesota      CDSC Schedule for X-Share is 8, 8, 7, 6, 5, 4, 3, 2, 1%
               Purchase Payments limited to those received before first annuity anniversary on L-Share.
--------------------------------------------------------------------------------
Montana        If your Annuity is issued in Montana, the annuity rates we use to calculate annuity payments are available only on a gender neutral basis under any Annuity Option or any lifetime
               withdrawal optional benefit (except the Guaranteed Minimum
               Withdrawal Benefit).
--------------------------------------------------------------------------------
New Jersey     Total Aggregate Purchase Payments may not exceed $5,000,000
--------------------------------------------------------------------------------
Oregon         Purchase Payments limited to those received before first annuity anniversary of the annuity on B, L, and X share.
--------------------------------------------------------------------------------
Texas          Minimum Annuity Payments are $20.
--------------------------------------------------------------------------------
Washington     CDSC Schedule for X-Share is 8, 8, 7, 6, 5, 4, 3, 2, 1%
               If your Annuity is issued in Washington, and you elect
               TrueIncome - Highest Daily, or any version of TrueIncome -
               Highest Daily 7, the Guaranteed Minimum Account Value Credit
               otherwise available on these optional benefits is not available.
               Additional Purchase Payments are limited to those received up to and including the first anniversary of the issue date of the annuity on B, L, and X Share.
               The Combination 5% Roll-Up and HAV Death Benefit is not
               available for election.
               Minimum Annuity Payments are $20.
--------------------------------------------------------------------------------

                                                         ----------------
        [LOGO] Prudential                                   PRSRT STD
              Bring Your Challenges                       U.S. POSTAGE
                                                              PAID
                                                          LANCASTER, PA
        The Prudential Insurance Company of America      PERMIT NO. 1793
        751 Broad Street
        Newark, NJ 07102-3777
                                                         ----------------

                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2013


                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                   ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY

 Allstate RetirementAccess variable annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Allstate Life Insurance Company ("Allstate"), a stock life insurance company that is a wholly-owned subsidiary of Allstate Insurance Company and is funded through the Allstate Financial Advisors Separate Account I (the "Separate Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.


 This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, L Series, and X Series prospectus dated May 1, 2013. To obtain a copy of the prospectus, without charge, you can write to the Annuity Service Center, P.O. Box 70179, Philadelphia, Pennsylvania 19176, or contact us by telephone at (866) 695-2647.


 This Statement of Additional Information uses the same defined terms as the prospectus for the Annuities, except as specifically noted.

                               TABLE OF CONTENTS

                                                                 Page
                                                                 ----
           Additions, Deletions or Substitutions of Investments    2
           The Annuities                                           2
           Company                                                 2
           Principal Underwriter                                   3
           Determination of Accumulation Unit Values               5
           General Matters                                         5
           Experts                                                 7
           Financial Statements                                    7
           Appendix A-Accumulation Unit Values                   A-1

              ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

 We may add, delete, or substitute the Portfolio shares held by any Sub-account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Separate Account.

 We will not substitute shares attributable to an Owner's interest in a Sub-account until we have notified the Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Separate Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

 We also may establish additional Sub-accounts or series of Sub-accounts. Each additional Sub-account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Sub-accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Sub-accounts in conjunction with the Annuity to existing Owners. We may eliminate one or more Sub-accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

 We may, by appropriate endorsement, change the Annuity as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Annuities would be served, we may operate the Separate Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

                                 THE ANNUITIES

 The Annuities are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

                                    COMPANY

 Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

 Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

 Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

 On June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Allstate Life and PICA also entered into an administrative services agreement pursuant to which PICA or an affiliate will administer the Separate Account and the Annuities. The benefits and provisions of the Annuities will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Annuity.

                             PRINCIPAL UNDERWRITER

 We offered the Annuities to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, LLC ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Separate Account and distributes the Annuities. The offering of the Annuities is continuous. We do not anticipate discontinuing the offering of the Annuities, but we reserve the right to do so at any time. Commission income of Allstate Distributors is as follows:

                  Allstate Distributors, LLC Commission Income


                    Fiscal Year Ended -  Commission Income
                    -------------------  -----------------
                           2012                 $0
                           2011                 $0
                           2010                 $0

                   DETERMINATION OF ACCUMULATION UNIT VALUES

 The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other fund held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid. As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. In the tables below, we set out the remaining historical unit values.

                                GENERAL MATTERS

 Safekeeping of the Separate Account's Assets

 We hold title to the assets of the Separate Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Sub-accounts.

 The Portfolios do not issue stock certificates. Therefore, we hold the Separate Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

 Premium Taxes

 Applicable premium tax rates depend on the Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

 Tax Reserves

 We do not establish capital gains tax reserves for any Sub-account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Separate Account will not be taxable.

                                    EXPERTS


 The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

 The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2012 and for each of the periods in the two-year period then ended.


 The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Annuities.

                                  APPENDIX A

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.50%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.13355    $ 7.01262      193,673
   01/01/2009 to 12/31/2009.........  $ 7.01262    $ 8.59177      187,189
   01/01/2010 to 12/31/2010.........  $ 8.59177    $ 9.47734      186,399
   01/01/2011 to 12/31/2011.........  $ 9.47734    $ 9.08903      147,297
   01/01/2012 to 12/31/2012.........  $ 9.08903    $10.07962      153,876
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.36049    $ 7.25618       48,593
   01/01/2009 to 12/31/2009.........  $ 7.25618    $ 9.02187       87,449
   01/01/2010 to 12/31/2010.........  $ 9.02187    $10.10658       89,278
   01/01/2011 to 12/31/2011.........  $10.10658    $ 9.96839       71,572
   01/01/2012 to 12/31/2012.........  $ 9.96839    $11.16110       81,883
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.13550    $ 6.15018        1,808
   01/01/2009 to 12/31/2009.........  $ 6.15018    $ 7.13610        1,181
   01/01/2010 to 12/31/2010.........  $ 7.13610    $ 8.00389          400
   01/01/2011 to 12/31/2011.........  $ 8.00389    $ 8.16726          604
   01/01/2012 to 05/04/2012.........  $ 8.16726    $ 8.87947            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.23618    $ 7.34190      195,581
   01/01/2009 to 12/31/2009.........  $ 7.34190    $ 8.91844      262,922
   01/01/2010 to 12/31/2010.........  $ 8.91844    $ 9.86838      265,893
   01/01/2011 to 12/31/2011.........  $ 9.86838    $ 9.60432      219,493
   01/01/2012 to 12/31/2012.........  $ 9.60432    $10.64244      200,410
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99877    $ 9.17759            0
   01/01/2012 to 12/31/2012.........  $ 9.17759    $10.11726            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.38385    $ 6.06690            0
   01/01/2009 to 12/31/2009.........  $ 6.06690    $ 7.06845          139
   01/01/2010 to 12/31/2010.........  $ 7.06845    $ 7.83029          104
   01/01/2011 to 12/31/2011.........  $ 7.83029    $ 7.67662           78
   01/01/2012 to 12/31/2012.........  $ 7.67662    $ 8.57635           80
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99918    $ 9.40868            0
   01/01/2010 to 12/31/2010.........  $ 9.40868    $10.24985            0
   01/01/2011 to 12/31/2011.........  $10.24985    $11.07177            0
   01/01/2012 to 12/31/2012.........  $11.07177    $11.36203            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02977    $12.19193       70,042
   01/01/2009 to 12/31/2009.........  $12.19193    $11.28481       83,720
   01/01/2010 to 12/31/2010.........  $11.28481    $12.36141       64,840
   01/01/2011 to 12/31/2011.........  $12.36141    $13.83249       51,791
   01/01/2012 to 12/31/2012.........  $13.83249    $14.40649       40,497
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02974    $12.24934        6,021
   01/01/2009 to 12/31/2009.........  $12.24934    $11.13879       13,014
   01/01/2010 to 12/31/2010.........  $11.13879    $12.22071       18,012
   01/01/2011 to 12/31/2011.........  $12.22071    $13.96321        4,104
   01/01/2012 to 12/31/2012.........  $13.96321    $14.56229        4,101
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99918    $ 8.81752          265
   01/01/2010 to 12/31/2010.........  $ 8.81752    $ 9.71599       30,900
   01/01/2011 to 12/31/2011.........  $ 9.71599    $11.35996        3,895
   01/01/2012 to 12/31/2012.........  $11.35996    $11.89885            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99837    $11.04410       21,836
   01/01/2011 to 12/31/2011.........  $11.04410    $13.08959       19,162
   01/01/2012 to 12/31/2012.........  $13.08959    $13.77171       11,467
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99877    $12.05950       39,454
   01/01/2012 to 12/31/2012.........  $12.05950    $12.57551       29,209
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99837    $10.43300       18,361
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02502    $ 6.68349       69,913
   01/01/2009 to 12/31/2009.........  $ 6.68349    $ 8.25251       73,436
   01/01/2010 to 12/31/2010.........  $ 8.25251    $ 9.21780       86,935
   01/01/2011 to 12/31/2011.........  $ 9.21780    $ 8.86123       68,751
   01/01/2012 to 12/31/2012.........  $ 8.86123    $ 9.92793      162,870

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08114    $ 7.35523        8,946
   01/01/2009 to 12/31/2009.........  $ 7.35523    $ 8.94120       27,885
   01/01/2010 to 12/31/2010.........  $ 8.94120    $ 9.85881       26,418
   01/01/2011 to 12/31/2011.........  $ 9.85881    $ 9.53676       22,491
   01/01/2012 to 12/31/2012.........  $ 9.53676    $10.36157       18,365
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.49819    $ 5.99858            0
   01/01/2009 to 12/31/2009.........  $ 5.99858    $ 7.79678           74
   01/01/2010 to 12/31/2010.........  $ 7.79678    $ 9.88521           41
   01/01/2011 to 12/31/2011.........  $ 9.88521    $10.38099           29
   01/01/2012 to 12/31/2012.........  $10.38099    $11.79684           27
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.70085    $ 8.10838            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.18665    $ 5.63081        1,184
   01/01/2009 to 12/31/2009.........  $ 5.63081    $ 7.35943          621
   01/01/2010 to 12/31/2010.........  $ 7.35943    $ 9.61033          558
   01/01/2011 to 12/31/2011.........  $ 9.61033    $ 8.22684        1,075
   01/01/2012 to 12/31/2012.........  $ 8.22684    $ 9.73193          418
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10365    $ 7.51558        3,810
   01/01/2009 to 12/31/2009.........  $ 7.51558    $ 8.97636        1,235
   01/01/2010 to 12/31/2010.........  $ 8.97636    $10.02176          614
   01/01/2011 to 12/31/2011.........  $10.02176    $ 9.62956          615
   01/01/2012 to 12/31/2012.........  $ 9.62956    $10.78055          604
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08873    $ 6.73586       50,335
   01/01/2009 to 12/31/2009.........  $ 6.73586    $ 8.21894      104,418
   01/01/2010 to 12/31/2010.........  $ 8.21894    $ 9.26045      118,477
   01/01/2011 to 12/31/2011.........  $ 9.26045    $ 8.98642       84,603
   01/01/2012 to 12/31/2012.........  $ 8.98642    $ 9.79475       80,367
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.23534    $ 6.17596      244,916
   01/01/2009 to 12/31/2009.........  $ 6.17596    $ 7.66499      594,318
   01/01/2010 to 12/31/2010.........  $ 7.66499    $ 8.98792      843,988
   01/01/2011 to 12/31/2011.........  $ 8.98792    $ 8.30480      416,597
   01/01/2012 to 12/31/2012.........  $ 8.30480    $ 9.23898      541,334

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99878    $ 7.47904            0
   01/01/2009 to 11/13/2009.........  $ 7.47904    $ 8.37746            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99878    $10.76072       34,671
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17546    $ 6.11840            0
   01/01/2009 to 12/31/2009.........  $ 6.11840    $ 8.14369            0
   01/01/2010 to 12/31/2010.........  $ 8.14369    $ 9.64393            0
   01/01/2011 to 12/31/2011.........  $ 9.64393    $ 9.02266            0
   01/01/2012 to 12/31/2012.........  $ 9.02266    $11.27157            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02462    $ 6.13100        1,573
   01/01/2009 to 12/31/2009.........  $ 6.13100    $ 9.02402        1,253
   01/01/2010 to 12/31/2010.........  $ 9.02402    $ 9.80506        1,362
   01/01/2011 to 12/31/2011.........  $ 9.80506    $ 9.27777        1,884
   01/01/2012 to 12/31/2012.........  $ 9.27777    $10.94675          843
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.37689    $ 5.96882        1,865
   01/01/2009 to 12/31/2009.........  $ 5.96882    $ 7.00895        1,864
   01/01/2010 to 12/31/2010.........  $ 7.00895    $ 7.79506        1,863
   01/01/2011 to 12/31/2011.........  $ 7.79506    $ 7.25601        1,862
   01/01/2012 to 12/31/2012.........  $ 7.25601    $ 8.55437          235
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.36540    $ 6.08671        1,963
   01/01/2009 to 12/31/2009.........  $ 6.08671    $ 9.42044        1,541
   01/01/2010 to 12/31/2010.........  $ 9.42044    $11.12114        1,540
   01/01/2011 to 12/31/2011.........  $11.12114    $10.63058        1,539
   01/01/2012 to 12/31/2012.........  $10.63058    $12.52721          509
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03366    $ 7.64560            0
   01/01/2009 to 12/31/2009.........  $ 7.64560    $ 9.55478            0
   01/01/2010 to 12/31/2010.........  $ 9.55478    $11.93314            0
   01/01/2011 to 12/31/2011.........  $11.93314    $11.90982            0
   01/01/2012 to 12/31/2012.........  $11.90982    $13.57433            0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.64365    $ 7.72692           64
   01/01/2009 to 12/31/2009.........  $ 7.72692    $10.31917           64
   01/01/2010 to 12/31/2010.........  $10.31917    $11.53876        3,579
   01/01/2011 to 12/31/2011.........  $11.53876    $11.72900          596
   01/01/2012 to 12/31/2012.........  $11.72900    $13.15845        1,729

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08932    $ 7.62472       17,788
   01/01/2009 to 12/31/2009.........  $ 7.62472    $ 9.26843       25,884
   01/01/2010 to 12/31/2010.........  $ 9.26843    $10.19024       25,837
   01/01/2011 to 12/31/2011.........  $10.19024    $ 9.98865       20,411
   01/01/2012 to 12/31/2012.........  $ 9.98865    $10.83739       22,745
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.53556    $ 5.43245        2,848
   01/01/2009 to 12/31/2009.........  $ 5.43245    $ 7.24079        2,024
   01/01/2010 to 12/31/2010.........  $ 7.24079    $ 8.16782          922
   01/01/2011 to 12/31/2011.........  $ 8.16782    $ 7.00698        1,081
   01/01/2012 to 12/31/2012.........  $ 7.00698    $ 8.30903        1,080
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.91717    $ 5.78239        3,050
   01/01/2009 to 12/31/2009.........  $ 5.78239    $ 7.43422        3,396
   01/01/2010 to 12/31/2010.........  $ 7.43422    $ 8.13590        3,363
   01/01/2011 to 12/31/2011.........  $ 8.13590    $ 7.00972        3,325
   01/01/2012 to 12/31/2012.........  $ 7.00972    $ 8.05757        2,230
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02962    $10.80279      728,271
   01/01/2009 to 12/31/2009.........  $10.80279    $11.84594      328,433
   01/01/2010 to 12/31/2010.........  $11.84594    $12.93232      101,468
   01/01/2011 to 12/31/2011.........  $12.93232    $14.32686      448,387
   01/01/2012 to 12/31/2012.........  $14.32686    $15.44158      199,278
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11184    $ 7.14807          828
   01/01/2009 to 12/31/2009.........  $ 7.14807    $ 8.92034        1,477
   01/01/2010 to 12/31/2010.........  $ 8.92034    $10.00264        1,591
   01/01/2011 to 12/31/2011.........  $10.00264    $ 9.79869        1,069
   01/01/2012 to 12/31/2012.........  $ 9.79869    $10.96477        1,165
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.25658    $ 7.87406       51,021
   01/01/2009 to 12/31/2009.........  $ 7.87406    $ 9.46570       91,064
   01/01/2010 to 12/31/2010.........  $ 9.46570    $10.00817       93,903
   01/01/2011 to 12/31/2011.........  $10.00817    $ 9.88321       71,276
   01/01/2012 to 12/31/2012.........  $ 9.88321    $10.78047       55,417
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08416    $10.29292            0
   01/01/2010 to 12/31/2010.........  $10.29292    $11.28818            0
   01/01/2011 to 12/31/2011.........  $11.28818    $11.19497            0
   01/01/2012 to 12/31/2012.........  $11.19497    $12.70410            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14555    $10.30271           0
   01/01/2010 to 12/31/2010.........  $10.30271    $11.54334           0
   01/01/2011 to 12/31/2011.........  $11.54334    $10.70495           0
   01/01/2012 to 12/31/2012.........  $10.70495    $11.94203           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10073    $ 5.97843       1,588
   01/01/2009 to 12/31/2009.........  $ 5.97843    $ 8.00343       1,078
   01/01/2010 to 12/31/2010.........  $ 8.00343    $ 8.45042         525
   01/01/2011 to 12/31/2011.........  $ 8.45042    $ 7.56372         525
   01/01/2012 to 12/31/2012.........  $ 7.56372    $ 9.08428           0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.18613    $ 5.51560       1,077
   01/01/2009 to 12/31/2009.........  $ 5.51560    $ 6.49008       1,076
   01/01/2010 to 12/31/2010.........  $ 6.49008    $ 7.23545           0
   01/01/2011 to 12/31/2011.........  $ 7.23545    $ 6.83026           0
   01/01/2012 to 12/31/2012.........  $ 6.83026    $ 7.86539           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.41828    $ 7.86918           0
   01/01/2009 to 12/31/2009.........  $ 7.86918    $10.43532         826
   01/01/2010 to 12/31/2010.........  $10.43532    $11.66016         797
   01/01/2011 to 12/31/2011.........  $11.66016    $12.65627         764
   01/01/2012 to 12/31/2012.........  $12.65627    $13.20808         734
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01881    $ 6.01404       2,929
   01/01/2009 to 12/31/2009.........  $ 6.01404    $ 7.68834       3,601
   01/01/2010 to 12/31/2010.........  $ 7.68834    $ 9.07069       3,538
   01/01/2011 to 12/31/2011.........  $ 9.07069    $ 8.85498       3,466
   01/01/2012 to 12/31/2012.........  $ 8.85498    $ 9.79386       2,369
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20904    $ 6.79032       8,688
   01/01/2009 to 12/31/2009.........  $ 6.79032    $ 8.79760       1,037
   01/01/2010 to 12/31/2010.........  $ 8.79760    $ 9.71160       1,036
   01/01/2011 to 12/31/2011.........  $ 9.71160    $ 9.26842       1,036
   01/01/2012 to 12/31/2012.........  $ 9.26842    $11.23837         520
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.41413    $ 6.76122           0
   01/01/2009 to 12/31/2009.........  $ 6.76122    $ 8.28013           0
   01/01/2010 to 12/31/2010.........  $ 8.28013    $ 9.20054           0
   01/01/2011 to 12/31/2011.........  $ 9.20054    $ 9.01074           0
   01/01/2012 to 12/31/2012.........  $ 9.01074    $10.39385           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99878    $10.20336            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.78222    $ 5.94845          620
   01/01/2009 to 12/31/2009.........  $ 5.94845    $ 8.13925        1,679
   01/01/2010 to 12/31/2010.........  $ 8.13925    $ 9.91193        1,678
   01/01/2011 to 12/31/2011.........  $ 9.91193    $ 9.42837        1,677
   01/01/2012 to 12/31/2012.........  $ 9.42837    $10.99880          546
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19805    $10.23870       10,929
   01/01/2009 to 12/31/2009.........  $10.23870    $10.11181       18,836
   01/01/2010 to 12/31/2010.........  $10.11181    $ 9.96478       17,831
   01/01/2011 to 12/31/2011.........  $ 9.96478    $ 9.81941       10,742
   01/01/2012 to 12/31/2012.........  $ 9.81941    $ 9.67476       15,859
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.68823    $ 5.70783        2,005
   01/01/2009 to 12/31/2009.........  $ 5.70783    $ 7.90899        1,538
   01/01/2010 to 12/31/2010.........  $ 7.90899    $ 9.61810        1,452
   01/01/2011 to 12/31/2011.........  $ 9.61810    $ 9.24058        1,422
   01/01/2012 to 12/31/2012.........  $ 9.24058    $10.66287          346
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02868    $10.07373            0
   01/01/2012 to 12/31/2012.........  $10.07373    $10.40803            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.58027    $ 5.88338          206
   01/01/2009 to 12/31/2009.........  $ 5.88338    $ 7.52300          316
   01/01/2010 to 12/31/2010.........  $ 7.52300    $ 9.53713          233
   01/01/2011 to 12/31/2011.........  $ 9.53713    $ 9.55460          199
   01/01/2012 to 12/31/2012.........  $ 9.55460    $10.57860          124
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18967    $ 6.36737          507
   01/01/2009 to 12/31/2009.........  $ 6.36737    $ 7.68860          569
   01/01/2010 to 12/31/2010.........  $ 7.68860    $ 9.11006          552
   01/01/2011 to 04/29/2011.........  $ 9.11006    $10.22410            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99878    $10.33580          533
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10152    $ 5.57836            0
   01/01/2009 to 12/31/2009.........  $ 5.57836    $ 9.15131        2,177
   01/01/2010 to 12/31/2010.........  $ 9.15131    $11.02373          949
   01/01/2011 to 12/31/2011.........  $11.02373    $ 8.65913          832
   01/01/2012 to 12/31/2012.........  $ 8.65913    $10.06026            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.54609    $10.31309        9,233
   01/01/2009 to 12/31/2009.........  $10.31309    $11.19983        5,110
   01/01/2010 to 12/31/2010.........  $11.19983    $11.46443        2,532
   01/01/2011 to 12/31/2011.........  $11.46443    $11.54901        1,923
   01/01/2012 to 12/31/2012.........  $11.54901    $11.91219        1,320
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.90104    $10.21996       13,017
   01/01/2009 to 12/31/2009.........  $10.21996    $11.73265        8,123
   01/01/2010 to 12/31/2010.........  $11.73265    $12.45111        7,252
   01/01/2011 to 12/31/2011.........  $12.45111    $12.65692        7,159
   01/01/2012 to 12/31/2012.........  $12.65692    $13.63177        4,925
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.45047    $ 8.33099      188,702
   01/01/2009 to 12/31/2009.........  $ 8.33099    $ 9.85231      261,340
   01/01/2010 to 12/31/2010.........  $ 9.85231    $10.73264      248,407
   01/01/2011 to 12/31/2011.........  $10.73264    $10.67932      221,353
   01/01/2012 to 12/31/2012.........  $10.67932    $11.61253      171,439
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01869    $10.07365            0
   01/01/2012 to 12/31/2012.........  $10.07365    $10.63000            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.32568    $ 5.89074        9,045
   01/01/2009 to 12/31/2009.........  $ 5.89074    $ 7.07001          570
   01/01/2010 to 12/31/2010.........  $ 7.07001    $ 8.01363          569
   01/01/2011 to 12/31/2011.........  $ 8.01363    $ 8.16814          569
   01/01/2012 to 12/31/2012.........  $ 8.16814    $ 9.56031          568
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99877    $ 8.91023            0
   01/01/2012 to 12/31/2012.........  $ 8.91023    $ 9.93326            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09932    $ 6.70554        8,144
   01/01/2009 to 12/31/2009.........  $ 6.70554    $ 8.38012        8,650
   01/01/2010 to 12/31/2010.........  $ 8.38012    $ 9.44028        5,293
   01/01/2011 to 12/31/2011.........  $ 9.44028    $ 9.07863        3,544
   01/01/2012 to 12/31/2012.........  $ 9.07863    $10.36646       13,138
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18531    $ 7.17097       21,101
   01/01/2009 to 12/31/2009.........  $ 7.17097    $ 9.00157       44,678
   01/01/2010 to 12/31/2010.........  $ 9.00157    $ 9.91585       47,755
   01/01/2011 to 12/31/2011.........  $ 9.91585    $ 9.43900       39,663
   01/01/2012 to 12/31/2012.........  $ 9.43900    $10.33478       50,865

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.49890    $ 6.32631          123
   01/01/2009 to 12/31/2009.........  $ 6.32631    $ 8.34608          103
   01/01/2010 to 12/31/2010.........  $ 8.34608    $11.21701           66
   01/01/2011 to 12/31/2011.........  $11.21701    $10.94299           61
   01/01/2012 to 12/31/2012.........  $10.94299    $12.09353           58
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.38155    $ 6.55164          879
   01/01/2009 to 12/31/2009.........  $ 6.55164    $ 8.19749        1,451
   01/01/2010 to 12/31/2010.........  $ 8.19749    $10.17554        1,409
   01/01/2011 to 12/31/2011.........  $10.17554    $ 9.42601        1,388
   01/01/2012 to 12/31/2012.........  $ 9.42601    $10.97278          282
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.07633    $ 7.45021       29,402
   01/01/2009 to 12/31/2009.........  $ 7.45021    $ 9.11168       64,679
   01/01/2010 to 12/31/2010.........  $ 9.11168    $10.01224       65,983
   01/01/2011 to 12/31/2011.........  $10.01224    $10.05986       60,257
   01/01/2012 to 12/31/2012.........  $10.05986    $11.24841       61,683
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.05555    $ 5.43545          601
   01/01/2009 to 12/31/2009.........  $ 5.43545    $ 6.62933          601
   01/01/2010 to 12/31/2010.........  $ 6.62933    $ 7.39612          600
   01/01/2011 to 12/31/2011.........  $ 7.39612    $ 7.16740          600
   01/01/2012 to 12/31/2012.........  $ 7.16740    $ 8.27934          599
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $11.03701    $10.20756        2,627
   01/01/2009 to 12/31/2009.........  $10.20756    $11.27487        5,501
   01/01/2010 to 12/31/2010.........  $11.27487    $11.74596        4,851
   01/01/2011 to 12/31/2011.........  $11.74596    $12.04961        4,738
   01/01/2012 to 12/31/2012.........  $12.04961    $12.49139        1,620
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.65109    $ 5.90554        2,251
   01/01/2009 to 12/31/2009.........  $ 5.90554    $ 8.92350        2,877
   01/01/2010 to 12/31/2010.........  $ 8.92350    $10.18149        1,786
   01/01/2011 to 12/31/2011.........  $10.18149    $ 9.86091        1,779
   01/01/2012 to 12/31/2012.........  $ 9.86091    $11.42292        1,402
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.07851    $ 5.74017        4,203
   01/01/2009 to 12/31/2009.........  $ 5.74017    $ 8.44609        5,499
   01/01/2010 to 12/31/2010.........  $ 8.44609    $10.02311        3,643
   01/01/2011 to 12/31/2011.........  $10.02311    $ 8.40188        3,680
   01/01/2012 to 12/31/2012.........  $ 8.40188    $ 8.57677        3,922

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.78324    $ 5.89032        9,337
   01/01/2009 to 12/31/2009.........  $ 5.89032    $ 7.45305        8,924
   01/01/2010 to 12/31/2010.........  $ 7.45305    $ 8.41749        8,099
   01/01/2011 to 12/31/2011.........  $ 8.41749    $ 8.00650        7,879
   01/01/2012 to 12/31/2012.........  $ 8.00650    $ 8.75617        8,142
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.25008    $ 9.32155            0
   01/01/2009 to 12/31/2009.........  $ 9.32155    $10.25168            0
   01/01/2010 to 12/31/2010.........  $10.25168    $10.88762            0
   01/01/2011 to 12/31/2011.........  $10.88762    $11.37290            0
   01/01/2012 to 12/31/2012.........  $11.37290    $12.08434            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07816    $ 6.65060       20,066
   01/01/2009 to 12/31/2009.........  $ 6.65060    $ 8.52206       54,865
   01/01/2010 to 12/31/2010.........  $ 8.52206    $ 9.25566       51,668
   01/01/2011 to 12/31/2011.........  $ 9.25566    $ 8.96647       41,470
   01/01/2012 to 09/21/2012.........  $ 8.96647    $10.05804            0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT OR
                   HIGHEST DAILY VALUE DEATH BENEFIT (1.65%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12208    $ 6.99774       29,180
   01/01/2009 to 12/31/2009.........  $ 6.99774    $ 8.56077       32,867
   01/01/2010 to 12/31/2010.........  $ 8.56077    $ 9.42920       32,838
   01/01/2011 to 12/31/2011.........  $ 9.42920    $ 9.02949       32,020
   01/01/2012 to 12/31/2012.........  $ 9.02949    $ 9.99875       32,673
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.34880    $ 7.24085       15,545
   01/01/2009 to 12/31/2009.........  $ 7.24085    $ 8.98942       21,894
   01/01/2010 to 12/31/2010.........  $ 8.98942    $10.05547       21,809
   01/01/2011 to 12/31/2011.........  $10.05547    $ 9.90327       20,262
   01/01/2012 to 12/31/2012.........  $ 9.90327    $11.07180       21,212
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.12516    $ 6.13711            0
   01/01/2009 to 12/31/2009.........  $ 6.13711    $ 7.11046            0
   01/01/2010 to 12/31/2010.........  $ 7.11046    $ 7.96345            0
   01/01/2011 to 12/31/2011.........  $ 7.96345    $ 8.11397            0
   01/01/2012 to 05/04/2012.........  $ 8.11397    $ 8.81706            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22465    $ 7.32641       46,459
   01/01/2009 to 12/31/2009.........  $ 7.32641    $ 8.88640       75,884
   01/01/2010 to 12/31/2010.........  $ 8.88640    $ 9.81842       73,630
   01/01/2011 to 12/31/2011.........  $ 9.81842    $ 9.54167       67,780
   01/01/2012 to 12/31/2012.........  $ 9.54167    $10.55748       71,362
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99865    $ 9.16846            0
   01/01/2012 to 12/31/2012.........  $ 9.16846    $10.09214            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.37324    $ 6.05406          678
   01/01/2009 to 12/31/2009.........  $ 6.05406    $ 7.04311          677
   01/01/2010 to 12/31/2010.........  $ 7.04311    $ 7.79066          677
   01/01/2011 to 12/31/2011.........  $ 7.79066    $ 7.62654          676
   01/01/2012 to 12/31/2012.........  $ 7.62654    $ 8.50782          676
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01371    $ 6.66939       44,724
   01/01/2009 to 12/31/2009.........  $ 6.66939    $ 8.22287       23,769
   01/01/2010 to 12/31/2010.........  $ 8.22287    $ 9.17123       24,189
   01/01/2011 to 12/31/2011.........  $ 9.17123    $ 8.80352       20,954
   01/01/2012 to 12/31/2012.........  $ 8.80352    $ 9.84875       18,826
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08110    $ 7.34790            0
   01/01/2009 to 12/31/2009.........  $ 7.34790    $ 8.91911       33,758
   01/01/2010 to 12/31/2010.........  $ 8.91911    $ 9.81987       33,704
   01/01/2011 to 12/31/2011.........  $ 9.81987    $ 9.48499       32,098
   01/01/2012 to 12/31/2012.........  $ 9.48499    $10.28998       33,370
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.48643    $ 5.98588        3,442
   01/01/2009 to 12/31/2009.........  $ 5.98588    $ 7.76870        3,439
   01/01/2010 to 12/31/2010.........  $ 7.76870    $ 9.83530        3,437
   01/01/2011 to 12/31/2011.........  $ 9.83530    $10.31335        3,434
   01/01/2012 to 12/31/2012.........  $10.31335    $11.70262        3,432
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.69107    $ 8.09673            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.17622    $ 5.61884          286
   01/01/2009 to 12/31/2009.........  $ 5.61884    $ 7.33285          286
   01/01/2010 to 12/31/2010.........  $ 7.33285    $ 9.56148          285
   01/01/2011 to 12/31/2011.........  $ 9.56148    $ 8.17288          285
   01/01/2012 to 12/31/2012.........  $ 8.17288    $ 9.65376          285
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10361    $ 7.50818            0
   01/01/2009 to 12/31/2009.........  $ 7.50818    $ 8.95434        4,051
   01/01/2010 to 12/31/2010.........  $ 8.95434    $ 9.98250        4,018
   01/01/2011 to 12/31/2011.........  $ 9.98250    $ 9.57767        3,120
   01/01/2012 to 12/31/2012.........  $ 9.57767    $10.70651        3,833
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.07727    $ 6.72158        8,806
   01/01/2009 to 12/31/2009.........  $ 6.72158    $ 8.18940        3,651
   01/01/2010 to 12/31/2010.........  $ 8.18940    $ 9.21340        9,132
   01/01/2011 to 12/31/2011.........  $ 9.21340    $ 8.92746        8,688
   01/01/2012 to 12/31/2012.........  $ 8.92746    $ 9.71625        8,321

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22370    $ 6.16283       28,501
   01/01/2009 to 12/31/2009.........  $ 6.16283    $ 7.63741       30,496
   01/01/2010 to 12/31/2010.........  $ 7.63741    $ 8.94227       37,959
   01/01/2011 to 12/31/2011.........  $ 8.94227    $ 8.25042       33,862
   01/01/2012 to 12/31/2012.........  $ 8.25042    $ 9.16476       35,479
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99866    $ 7.47404            0
   01/01/2009 to 11/13/2009.........  $ 7.47404    $ 8.36111            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99866    $10.74996       30,440
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17534    $ 6.11426            0
   01/01/2009 to 12/31/2009.........  $ 6.11426    $ 8.12602            0
   01/01/2010 to 12/31/2010.........  $ 8.12602    $ 9.60868          198
   01/01/2011 to 12/31/2011.........  $ 9.60868    $ 8.97632          180
   01/01/2012 to 12/31/2012.........  $ 8.97632    $11.19711          183
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01334    $ 6.11808            0
   01/01/2009 to 12/31/2009.........  $ 6.11808    $ 8.99184            0
   01/01/2010 to 12/31/2010.........  $ 8.99184    $ 9.75579            0
   01/01/2011 to 12/31/2011.........  $ 9.75579    $ 9.21766            0
   01/01/2012 to 12/31/2012.........  $ 9.21766    $10.85976            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.36625    $ 5.95620            0
   01/01/2009 to 12/31/2009.........  $ 5.95620    $ 6.98372            0
   01/01/2010 to 12/31/2010.........  $ 6.98372    $ 7.75562            0
   01/01/2011 to 12/31/2011.........  $ 7.75562    $ 7.20858            0
   01/01/2012 to 12/31/2012.........  $ 7.20858    $ 8.48589            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.35374    $ 6.07379            0
   01/01/2009 to 12/31/2009.........  $ 6.07379    $ 9.38654            0
   01/01/2010 to 12/31/2010.........  $ 9.38654    $11.06461            0
   01/01/2011 to 12/31/2011.........  $11.06461    $10.56093            0
   01/01/2012 to 12/31/2012.........  $10.56093    $12.42680            0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03354    $ 7.64041            0
   01/01/2009 to 12/31/2009.........  $ 7.64041    $ 9.53411            0
   01/01/2010 to 12/31/2010.........  $ 9.53411    $11.88974          159
   01/01/2011 to 12/31/2011.........  $11.88974    $11.84899          144
   01/01/2012 to 12/31/2012.........  $11.84899    $13.48502          147

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.63164    $ 7.71057            0
   01/01/2009 to 12/31/2009.........  $ 7.71057    $10.28206            0
   01/01/2010 to 12/31/2010.........  $10.28206    $11.48046            0
   01/01/2011 to 12/31/2011.........  $11.48046    $11.65246            0
   01/01/2012 to 12/31/2012.........  $11.65246    $13.05320            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08928    $ 7.61722            0
   01/01/2009 to 12/31/2009.........  $ 7.61722    $ 9.24559            0
   01/01/2010 to 12/31/2010.........  $ 9.24559    $10.15017            0
   01/01/2011 to 12/31/2011.........  $10.15017    $ 9.93469            0
   01/01/2012 to 12/31/2012.........  $ 9.93469    $10.76296            0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.52367    $ 5.42096          503
   01/01/2009 to 12/31/2009.........  $ 5.42096    $ 7.21479          502
   01/01/2010 to 12/31/2010.........  $ 7.21479    $ 8.12639          502
   01/01/2011 to 12/31/2011.........  $ 8.12639    $ 6.96126          501
   01/01/2012 to 12/31/2012.........  $ 6.96126    $ 8.24261          501
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.90597    $ 5.77016          537
   01/01/2009 to 12/31/2009.........  $ 5.77016    $ 7.40754          536
   01/01/2010 to 12/31/2010.........  $ 7.40754    $ 8.09483          535
   01/01/2011 to 12/31/2011.........  $ 8.09483    $ 6.96406          535
   01/01/2012 to 12/31/2012.........  $ 6.96406    $ 7.99317          534
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02958    $10.79210       10,078
   01/01/2009 to 12/31/2009.........  $10.79210    $11.81672       11,946
   01/01/2010 to 12/31/2010.........  $11.81672    $12.88138        1,692
   01/01/2011 to 12/31/2011.........  $12.88138    $14.24918       18,916
   01/01/2012 to 12/31/2012.........  $14.24918    $15.33516        5,433
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11180    $ 7.14096            0
   01/01/2009 to 12/31/2009.........  $ 7.14096    $ 8.89822            0
   01/01/2010 to 12/31/2010.........  $ 8.89822    $ 9.96312            0
   01/01/2011 to 12/31/2011.........  $ 9.96312    $ 9.74554            0
   01/01/2012 to 12/31/2012.........  $ 9.74554    $10.88918            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.24499    $ 7.85743       68,110
   01/01/2009 to 12/31/2009.........  $ 7.85743    $ 9.43169       66,823
   01/01/2010 to 12/31/2010.........  $ 9.43169    $ 9.95744       86,436
   01/01/2011 to 12/31/2011.........  $ 9.95744    $ 9.81870       82,711
   01/01/2012 to 12/31/2012.........  $ 9.81870    $10.69433       84,775

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08404    $10.29093          0
   01/01/2010 to 12/31/2010.........  $10.29093    $11.26928          0
   01/01/2011 to 12/31/2011.........  $11.26928    $11.15975          0
   01/01/2012 to 12/31/2012.........  $11.15975    $12.64536          0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14542    $10.30074          0
   01/01/2010 to 12/31/2010.........  $10.30074    $11.52408          0
   01/01/2011 to 12/31/2011.........  $11.52408    $10.67128          0
   01/01/2012 to 12/31/2012.........  $10.67128    $11.88679          0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08934    $ 5.96578          0
   01/01/2009 to 12/31/2009.........  $ 5.96578    $ 7.97475          0
   01/01/2010 to 12/31/2010.........  $ 7.97475    $ 8.40761          0
   01/01/2011 to 12/31/2011.........  $ 8.40761    $ 7.51429          0
   01/01/2012 to 12/31/2012.........  $ 7.51429    $ 9.01146          0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.17567    $ 5.50382          0
   01/01/2009 to 12/31/2009.........  $ 5.50382    $ 6.46665          0
   01/01/2010 to 12/31/2010.........  $ 6.46665    $ 7.19865          0
   01/01/2011 to 12/31/2011.........  $ 7.19865    $ 6.78556          0
   01/01/2012 to 12/31/2012.........  $ 6.78556    $ 7.80227          0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.40650    $ 7.85240          0
   01/01/2009 to 12/31/2009.........  $ 7.85240    $10.39780          0
   01/01/2010 to 12/31/2010.........  $10.39780    $11.60097          0
   01/01/2011 to 12/31/2011.........  $11.60097    $12.57346          0
   01/01/2012 to 12/31/2012.........  $12.57346    $13.10218          0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.00747    $ 6.00136        530
   01/01/2009 to 12/31/2009.........  $ 6.00136    $ 7.66056        529
   01/01/2010 to 12/31/2010.........  $ 7.66056    $ 9.02465        528
   01/01/2011 to 12/31/2011.........  $ 9.02465    $ 8.79712        528
   01/01/2012 to 12/31/2012.........  $ 8.79712    $ 9.71542        528
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19749    $ 6.77594          0
   01/01/2009 to 12/31/2009.........  $ 6.77594    $ 8.76593          0
   01/01/2010 to 12/31/2010.........  $ 8.76593    $ 9.66237          0
   01/01/2011 to 12/31/2011.........  $ 9.66237    $ 9.20773          0
   01/01/2012 to 12/31/2012.........  $ 9.20773    $11.14830          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.40246    $ 6.74699            0
   01/01/2009 to 12/31/2009.........  $ 6.74699    $ 8.25049            0
   01/01/2010 to 12/31/2010.........  $ 8.25049    $ 9.15396            0
   01/01/2011 to 12/31/2011.........  $ 9.15396    $ 8.95188            0
   01/01/2012 to 12/31/2012.........  $ 8.95188    $10.31061            0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99866    $10.19779            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.77113    $ 5.93583            0
   01/01/2009 to 12/31/2009.........  $ 5.93583    $ 8.10997            0
   01/01/2010 to 12/31/2010.........  $ 8.10997    $ 9.86182            0
   01/01/2011 to 12/31/2011.........  $ 9.86182    $ 9.36683            0
   01/01/2012 to 12/31/2012.........  $ 9.36683    $10.91072            0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18659    $10.21711            0
   01/01/2009 to 12/31/2009.........  $10.21711    $10.07561       37,214
   01/01/2010 to 12/31/2010.........  $10.07561    $ 9.91454            0
   01/01/2011 to 12/31/2011.........  $ 9.91454    $ 9.75568            0
   01/01/2012 to 12/31/2012.........  $ 9.75568    $ 9.59772            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.67730    $ 5.69575          433
   01/01/2009 to 12/31/2009.........  $ 5.69575    $ 7.88054          432
   01/01/2010 to 12/31/2010.........  $ 7.88054    $ 9.56935          432
   01/01/2011 to 12/31/2011.........  $ 9.56935    $ 9.18010          431
   01/01/2012 to 12/31/2012.........  $ 9.18010    $10.57746          431
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02856    $10.07118            0
   01/01/2012 to 12/31/2012.........  $10.07118    $10.38994            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.56944    $ 5.87092          439
   01/01/2009 to 12/31/2009.........  $ 5.87092    $ 7.49601          438
   01/01/2010 to 12/31/2010.........  $ 7.49601    $ 9.48898          438
   01/01/2011 to 12/31/2011.........  $ 9.48898    $ 9.49232          437
   01/01/2012 to 12/31/2012.........  $ 9.49232    $10.49411          437
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17826    $ 6.35398            0
   01/01/2009 to 12/31/2009.........  $ 6.35398    $ 7.66103            0
   01/01/2010 to 12/31/2010.........  $ 7.66103    $ 9.06395            0
   01/01/2011 to 04/29/2011.........  $ 9.06395    $10.16746            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99866    $10.32536            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10140    $ 5.57465            0
   01/01/2009 to 12/31/2009.........  $ 5.57465    $ 9.13179            0
   01/01/2010 to 12/31/2010.........  $ 9.13179    $10.98394          859
   01/01/2011 to 12/31/2011.........  $10.98394    $ 8.61509          781
   01/01/2012 to 12/31/2012.........  $ 8.61509    $ 9.99446          794
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.53417    $10.29137          523
   01/01/2009 to 12/31/2009.........  $10.29137    $11.15975          522
   01/01/2010 to 12/31/2010.........  $11.15975    $11.40633          789
   01/01/2011 to 12/31/2011.........  $11.40633    $11.47348          788
   01/01/2012 to 12/31/2012.........  $11.47348    $11.81651          788
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.88875    $10.19844          856
   01/01/2009 to 12/31/2009.........  $10.19844    $11.69074          855
   01/01/2010 to 12/31/2010.........  $11.69074    $12.38840        1,269
   01/01/2011 to 12/31/2011.........  $12.38840    $12.57463        1,269
   01/01/2012 to 12/31/2012.........  $12.57463    $13.52312        1,268
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.43869    $ 8.31338       39,130
   01/01/2009 to 12/31/2009.........  $ 8.31338    $ 9.81702       51,330
   01/01/2010 to 12/31/2010.........  $ 9.81702    $10.67848       60,725
   01/01/2011 to 12/31/2011.........  $10.67848    $10.60977       59,653
   01/01/2012 to 12/31/2012.........  $10.60977    $11.51987       77,390
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01857    $10.07108            0
   01/01/2012 to 12/31/2012.........  $10.07108    $10.61155            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.31507    $ 5.87819            0
   01/01/2009 to 12/31/2009.........  $ 5.87819    $ 7.04457            0
   01/01/2010 to 12/31/2010.........  $ 7.04457    $ 7.97295            0
   01/01/2011 to 12/31/2011.........  $ 7.97295    $ 8.11475            0
   01/01/2012 to 12/31/2012.........  $ 8.11475    $ 9.48376            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99865    $ 8.90145            0
   01/01/2012 to 12/31/2012.........  $ 8.90145    $ 9.90868            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09928    $ 6.69886            0
   01/01/2009 to 12/31/2009.........  $ 6.69886    $ 8.35942            0
   01/01/2010 to 12/31/2010.........  $ 8.35942    $ 9.40304            0
   01/01/2011 to 12/31/2011.........  $ 9.40304    $ 9.02950            0
   01/01/2012 to 12/31/2012.........  $ 9.02950    $10.29510            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17377    $ 7.15579          254
   01/01/2009 to 12/31/2009.........  $ 7.15579    $ 8.96924        7,475
   01/01/2010 to 12/31/2010.........  $ 8.96924    $ 9.86573        7,397
   01/01/2011 to 12/31/2011.........  $ 9.86573    $ 9.37752        5,851
   01/01/2012 to 12/31/2012.........  $ 9.37752    $10.25233        6,988
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.48828    $ 6.31291            0
   01/01/2009 to 12/31/2009.........  $ 6.31291    $ 8.31609            0
   01/01/2010 to 12/31/2010.........  $ 8.31609    $11.16025            0
   01/01/2011 to 12/31/2011.........  $11.16025    $10.87162            0
   01/01/2012 to 12/31/2012.........  $10.87162    $11.99685            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.37095    $ 6.53778          396
   01/01/2009 to 12/31/2009.........  $ 6.53778    $ 8.16805          396
   01/01/2010 to 12/31/2010.........  $ 8.16805    $10.12401          395
   01/01/2011 to 12/31/2011.........  $10.12401    $ 9.36446          395
   01/01/2012 to 12/31/2012.........  $ 9.36446    $10.88505          395
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06500    $ 7.43460       35,100
   01/01/2009 to 12/31/2009.........  $ 7.43460    $ 9.07921       42,117
   01/01/2010 to 12/31/2010.........  $ 9.07921    $ 9.96197       49,007
   01/01/2011 to 12/31/2011.........  $ 9.96197    $ 9.99465       47,290
   01/01/2012 to 12/31/2012.........  $ 9.99465    $11.15895       30,035
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.04533    $ 5.42395            0
   01/01/2009 to 12/31/2009.........  $ 5.42395    $ 6.60561            0
   01/01/2010 to 12/31/2010.........  $ 6.60561    $ 7.35889            0
   01/01/2011 to 12/31/2011.........  $ 7.35889    $ 7.12072            0
   01/01/2012 to 12/31/2012.........  $ 7.12072    $ 8.21331            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $11.02453    $10.18604          335
   01/01/2009 to 12/31/2009.........  $10.18604    $11.23450          335
   01/01/2010 to 12/31/2010.........  $11.23450    $11.68674          514
   01/01/2011 to 12/31/2011.........  $11.68674    $11.97113          514
   01/01/2012 to 12/31/2012.........  $11.97113    $12.39156          514

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.64030    $ 5.89313            0
   01/01/2009 to 12/31/2009.........  $ 5.89313    $ 8.89163            0
   01/01/2010 to 12/31/2010.........  $ 8.89163    $10.13022            0
   01/01/2011 to 12/31/2011.........  $10.13022    $ 9.79683            0
   01/01/2012 to 12/31/2012.........  $ 9.79683    $11.33204            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.06488    $ 5.72803        2,851
   01/01/2009 to 12/31/2009.........  $ 5.72803    $ 8.41567        2,848
   01/01/2010 to 12/31/2010.........  $ 8.41567    $ 9.97228        2,846
   01/01/2011 to 12/31/2011.........  $ 9.97228    $ 8.34692        2,844
   01/01/2012 to 12/31/2012.........  $ 8.34692    $ 8.50802        2,842
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.77218    $ 5.87788        5,462
   01/01/2009 to 12/31/2009.........  $ 5.87788    $ 7.42631        5,459
   01/01/2010 to 12/31/2010.........  $ 7.42631    $ 8.37487        5,457
   01/01/2011 to 12/31/2011.........  $ 8.37487    $ 7.95424        5,454
   01/01/2012 to 12/31/2012.........  $ 7.95424    $ 8.68607        5,452
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.24315    $ 9.30607            0
   01/01/2009 to 12/31/2009.........  $ 9.30607    $10.21947            0
   01/01/2010 to 12/31/2010.........  $10.21947    $10.83736            0
   01/01/2011 to 12/31/2011.........  $10.83736    $11.30368            0
   01/01/2012 to 12/31/2012.........  $11.30368    $11.99291            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07812    $ 6.64403       23,959
   01/01/2009 to 12/31/2009.........  $ 6.64403    $ 8.50103       31,281
   01/01/2010 to 12/31/2010.........  $ 8.50103    $ 9.21920       37,926
   01/01/2011 to 12/31/2011.........  $ 9.21920    $ 8.91801       28,640
   01/01/2012 to 09/21/2012.........  $ 8.91801    $ 9.99293            0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY (1.75%) OR
                      TRUEACCUMULATION HD 60 BPS (1.75%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09299    $10.43027       57,456
   01/01/2008 to 12/31/2008.........  $10.43027    $ 6.98794      115,212
   01/01/2009 to 12/31/2009.........  $ 6.98794    $ 8.54040      117,636
   01/01/2010 to 12/31/2010.........  $ 8.54040    $ 9.39754      118,163
   01/01/2011 to 12/31/2011.........  $ 9.39754    $ 8.99030      112,924
   01/01/2012 to 12/31/2012.........  $ 8.99030    $ 9.94548      117,805
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11465    $10.48117       22,909
   01/01/2008 to 12/31/2008.........  $10.48117    $ 7.23075       19,060
   01/01/2009 to 12/31/2009.........  $ 7.23075    $ 8.96811       22,302
   01/01/2010 to 12/31/2010.........  $ 8.96811    $10.02169       22,872
   01/01/2011 to 12/31/2011.........  $10.02169    $ 9.86038       22,635
   01/01/2012 to 12/31/2012.........  $ 9.86038    $11.01296       22,987
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06606    $ 9.55618            0
   01/01/2008 to 12/31/2008.........  $ 9.55618    $ 6.12841            0
   01/01/2009 to 12/31/2009.........  $ 6.12841    $ 7.09329            0
   01/01/2010 to 12/31/2010.........  $ 7.09329    $ 7.93634            0
   01/01/2011 to 12/31/2011.........  $ 7.93634    $ 8.07845            0
   01/01/2012 to 05/04/2012.........  $ 8.07845    $ 8.77542            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07677    $10.44087       25,405
   01/01/2008 to 12/31/2008.........  $10.44087    $ 7.31605       24,295
   01/01/2009 to 12/31/2009.........  $ 7.31605    $ 8.86517       19,123
   01/01/2010 to 12/31/2010.........  $ 8.86517    $ 9.78536       18,899
   01/01/2011 to 12/31/2011.........  $ 9.78536    $ 9.50021       15,193
   01/01/2012 to 12/31/2012.........  $ 9.50021    $10.50110       13,049

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99857    $ 9.16239           0
   01/01/2012 to 12/31/2012.........  $ 9.16239    $10.07554           0
AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07782    $ 9.81111           0
   01/01/2008 to 12/31/2008.........  $ 9.81111    $ 6.04553           0
   01/01/2009 to 12/31/2009.........  $ 6.04553    $ 7.02631           0
   01/01/2010 to 12/31/2010.........  $ 7.02631    $ 7.76443           0
   01/01/2011 to 12/31/2011.........  $ 7.76443    $ 7.59332           0
   01/01/2012 to 12/31/2012.........  $ 7.59332    $ 8.46250           0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99905    $ 9.38550           0
   01/01/2010 to 12/31/2010.........  $ 9.38550    $10.19950           0
   01/01/2011 to 12/31/2011.........  $10.19950    $10.99021           0
   01/01/2012 to 12/31/2012.........  $10.99021    $11.25045           0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02971    $12.17192           0
   01/01/2009 to 12/31/2009.........  $12.17192    $11.23836           0
   01/01/2010 to 12/31/2010.........  $11.23836    $12.28018           0
   01/01/2011 to 12/31/2011.........  $12.28018    $13.70781           0
   01/01/2012 to 12/31/2012.........  $13.70781    $14.24149           0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02968    $12.22915           0
   01/01/2009 to 12/31/2009.........  $12.22915    $11.09305           0
   01/01/2010 to 12/31/2010.........  $11.09305    $12.14049           0
   01/01/2011 to 12/31/2011.........  $12.14049    $13.83749           0
   01/01/2012 to 12/31/2012.........  $13.83749    $14.39557           0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99905    $ 8.79584           0
   01/01/2010 to 12/31/2010.........  $ 8.79584    $ 9.66829           0
   01/01/2011 to 12/31/2011.........  $ 9.66829    $11.27658           0
   01/01/2012 to 12/31/2012.........  $11.27658    $11.78243           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99810    $11.01704       1,271
   01/01/2011 to 12/31/2011.........  $11.01704    $13.02568           0
   01/01/2012 to 12/31/2012.........  $13.02568    $13.67076           0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99857    $12.03000       1,736
   01/01/2012 to 12/31/2012.........  $12.03000    $12.51381       1,802
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99810    $10.40728           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11612    $10.41590       17,083
   01/01/2008 to 12/31/2008.........  $10.41590    $ 6.66000       91,132
   01/01/2009 to 12/31/2009.........  $ 6.66000    $ 8.20325       93,699
   01/01/2010 to 12/31/2010.........  $ 8.20325    $ 9.14042       96,693
   01/01/2011 to 12/31/2011.........  $ 9.14042    $ 8.76519       88,908
   01/01/2012 to 12/31/2012.........  $ 8.76519    $ 9.79612       91,982
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08108    $ 7.34313            0
   01/01/2009 to 12/31/2009.........  $ 7.34313    $ 8.90444            0
   01/01/2010 to 12/31/2010.........  $ 8.90444    $ 9.79411          373
   01/01/2011 to 12/31/2011.........  $ 9.79411    $ 9.45087          255
   01/01/2012 to 12/31/2012.........  $ 9.45087    $10.24289          322
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10586    $ 9.36473            0
   01/01/2008 to 12/31/2008.........  $ 9.36473    $ 5.97749            0
   01/01/2009 to 12/31/2009.........  $ 5.97749    $ 7.75024            0
   01/01/2010 to 12/31/2010.........  $ 7.75024    $ 9.80223            0
   01/01/2011 to 12/31/2011.........  $ 9.80223    $10.26859            0
   01/01/2012 to 12/31/2012.........  $10.26859    $11.64026            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12729    $ 8.83189            0
   01/01/2008 to 07/18/2008.........  $ 8.83189    $ 8.08893            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09519    $10.21195            0
   01/01/2008 to 12/31/2008.........  $10.21195    $ 5.61096            0
   01/01/2009 to 12/31/2009.........  $ 5.61096    $ 7.31542            0
   01/01/2010 to 12/31/2010.........  $ 7.31542    $ 9.52946            0
   01/01/2011 to 12/31/2011.........  $ 9.52946    $ 8.13760            0
   01/01/2012 to 12/31/2012.........  $ 8.13760    $ 9.60265            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10358    $ 7.50320        1,828
   01/01/2009 to 12/31/2009.........  $ 7.50320    $ 8.93948        4,027
   01/01/2010 to 12/31/2010.........  $ 8.93948    $ 9.95609        3,593
   01/01/2011 to 12/31/2011.........  $ 9.95609    $ 9.54295        3,273
   01/01/2012 to 12/31/2012.........  $ 9.54295    $10.65713        3,337
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08883    $10.42497       30,046
   01/01/2008 to 12/31/2008.........  $10.42497    $ 6.71214       18,935
   01/01/2009 to 12/31/2009.........  $ 6.71214    $ 8.16988       22,288
   01/01/2010 to 12/31/2010.........  $ 8.16988    $ 9.18251       23,777
   01/01/2011 to 12/31/2011.........  $ 9.18251    $ 8.88884       17,666
   01/01/2012 to 12/31/2012.........  $ 8.88884    $ 9.66461       18,572

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12447    $10.56171       27,821
   01/01/2008 to 12/31/2008.........  $10.56171    $ 6.15417       35,026
   01/01/2009 to 12/31/2009.........  $ 6.15417    $ 7.61925       43,195
   01/01/2010 to 12/31/2010.........  $ 7.61925    $ 8.91225       46,653
   01/01/2011 to 12/31/2011.........  $ 8.91225    $ 8.21462       28,320
   01/01/2012 to 12/31/2012.........  $ 8.21462    $ 9.11610       30,191
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99858    $ 7.47061            0
   01/01/2009 to 11/13/2009.........  $ 7.47061    $ 8.35013            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99858    $10.74289        6,882
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17526    $ 6.11149            0
   01/01/2009 to 12/31/2009.........  $ 6.11149    $ 8.11443            0
   01/01/2010 to 12/31/2010.........  $ 8.11443    $ 9.58552            0
   01/01/2011 to 12/31/2011.........  $ 9.58552    $ 8.94588            0
   01/01/2012 to 12/31/2012.........  $ 8.94588    $11.14815            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13407    $10.40752            0
   01/01/2008 to 12/31/2008.........  $10.40752    $ 6.10938            0
   01/01/2009 to 12/31/2009.........  $ 6.10938    $ 8.97002            0
   01/01/2010 to 12/31/2010.........  $ 8.97002    $ 9.72244            0
   01/01/2011 to 12/31/2011.........  $ 9.72244    $ 9.17705            0
   01/01/2012 to 12/31/2012.........  $ 9.17705    $10.80132            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07357    $10.20419            0
   01/01/2008 to 12/31/2008.........  $10.20419    $ 5.94783            0
   01/01/2009 to 12/31/2009.........  $ 5.94783    $ 6.96700            0
   01/01/2010 to 12/31/2010.........  $ 6.96700    $ 7.72925            0
   01/01/2011 to 12/31/2011.........  $ 7.72925    $ 7.17705            0
   01/01/2012 to 12/31/2012.........  $ 7.17705    $ 8.44052            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12402    $10.42375            0
   01/01/2008 to 12/31/2008.........  $10.42375    $ 6.06526            0
   01/01/2009 to 12/31/2009.........  $ 6.06526    $ 9.36417            0
   01/01/2010 to 12/31/2010.........  $ 9.36417    $11.02742            0
   01/01/2011 to 12/31/2011.........  $11.02742    $10.51506            0
   01/01/2012 to 12/31/2012.........  $10.51506    $12.36059            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03346    $ 7.63697         0
   01/01/2009 to 12/31/2009.........  $ 7.63697    $ 9.52050         0
   01/01/2010 to 12/31/2010.........  $ 9.52050    $11.86103         0
   01/01/2011 to 12/31/2011.........  $11.86103    $11.80878         0
   01/01/2012 to 12/31/2012.........  $11.80878    $13.42597         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01087    $10.52238         0
   01/01/2008 to 12/31/2008.........  $10.52238    $ 7.69976         0
   01/01/2009 to 12/31/2009.........  $ 7.69976    $10.25752         0
   01/01/2010 to 12/31/2010.........  $10.25752    $11.44183         0
   01/01/2011 to 12/31/2011.........  $11.44183    $11.60180         0
   01/01/2012 to 12/31/2012.........  $11.60180    $12.98361         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08926    $ 7.61209         0
   01/01/2009 to 12/31/2009.........  $ 7.61209    $ 9.23040         0
   01/01/2010 to 12/31/2010.........  $ 9.23040    $10.12353         0
   01/01/2011 to 12/31/2011.........  $10.12353    $ 9.89898         0
   01/01/2012 to 12/31/2012.........  $ 9.89898    $10.71373         0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24192    $11.06778         0
   01/01/2008 to 12/31/2008.........  $11.06778    $ 5.41335         0
   01/01/2009 to 12/31/2009.........  $ 5.41335    $ 7.19746         0
   01/01/2010 to 12/31/2010.........  $ 7.19746    $ 8.09906         0
   01/01/2011 to 12/31/2011.........  $ 8.09906    $ 6.93104         0
   01/01/2012 to 12/31/2012.........  $ 6.93104    $ 8.19881         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18869    $10.47020         0
   01/01/2008 to 12/31/2008.........  $10.47020    $ 5.76196         0
   01/01/2009 to 12/31/2009.........  $ 5.76196    $ 7.38984         0
   01/01/2010 to 12/31/2010.........  $ 7.38984    $ 8.06758         0
   01/01/2011 to 12/31/2011.........  $ 8.06758    $ 6.93377         0
   01/01/2012 to 12/31/2012.........  $ 6.93377    $ 7.95060         0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02956    $10.78501         0
   01/01/2009 to 12/31/2009.........  $10.78501    $11.79738         0
   01/01/2010 to 12/31/2010.........  $11.79738    $12.84759         0
   01/01/2011 to 12/31/2011.........  $12.84759    $14.19796         0
   01/01/2012 to 12/31/2012.........  $14.19796    $15.26487         0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11177    $ 7.13624         0
   01/01/2009 to 12/31/2009.........  $ 7.13624    $ 8.88351         0
   01/01/2010 to 12/31/2010.........  $ 8.88351    $ 9.93684         0
   01/01/2011 to 12/31/2011.........  $ 9.93684    $ 9.71025         0
   01/01/2012 to 12/31/2012.........  $ 9.71025    $10.83903         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08308    $ 9.69096       20,532
   01/01/2008 to 12/31/2008.........  $ 9.69096    $ 7.84635       12,468
   01/01/2009 to 12/31/2009.........  $ 7.84635    $ 9.40921       14,850
   01/01/2010 to 12/31/2010.........  $ 9.40921    $ 9.92397       17,973
   01/01/2011 to 12/31/2011.........  $ 9.92397    $ 9.77607       14,133
   01/01/2012 to 12/31/2012.........  $ 9.77607    $10.63729       16,346
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08396    $10.28965            0
   01/01/2010 to 12/31/2010.........  $10.28965    $11.25679            0
   01/01/2011 to 12/31/2011.........  $11.25679    $11.13643            0
   01/01/2012 to 12/31/2012.........  $11.13643    $12.60646            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14534    $10.29937            0
   01/01/2010 to 12/31/2010.........  $10.29937    $11.51118            0
   01/01/2011 to 12/31/2011.........  $11.51118    $10.64888            0
   01/01/2012 to 12/31/2012.........  $10.64888    $11.85021            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18210    $10.34099            0
   01/01/2008 to 12/31/2008.........  $10.34099    $ 5.95738            0
   01/01/2009 to 12/31/2009.........  $ 5.95738    $ 7.95550            0
   01/01/2010 to 12/31/2010.........  $ 7.95550    $ 8.37917            0
   01/01/2011 to 12/31/2011.........  $ 8.37917    $ 7.48148            0
   01/01/2012 to 12/31/2012.........  $ 7.48148    $ 8.96333            0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09212    $ 9.55808            0
   01/01/2008 to 12/31/2008.........  $ 9.55808    $ 5.49615            0
   01/01/2009 to 12/31/2009.........  $ 5.49615    $ 6.45121            0
   01/01/2010 to 12/31/2010.........  $ 6.45121    $ 7.17441            0
   01/01/2011 to 12/31/2011.........  $ 7.17441    $ 6.75607            0
   01/01/2012 to 12/31/2012.........  $ 6.75607    $ 7.76074            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00703    $10.39624            0
   01/01/2008 to 12/31/2008.........  $10.39624    $ 7.84144            0
   01/01/2009 to 12/31/2009.........  $ 7.84144    $10.37316            0
   01/01/2010 to 12/31/2010.........  $10.37316    $11.56212            0
   01/01/2011 to 12/31/2011.........  $11.56212    $12.51902            0
   01/01/2012 to 12/31/2012.........  $12.51902    $13.03260            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13308    $10.82360         0
   01/01/2008 to 12/31/2008.........  $10.82360    $ 5.99300         0
   01/01/2009 to 12/31/2009.........  $ 5.99300    $ 7.64255         0
   01/01/2010 to 12/31/2010.........  $ 7.64255    $ 8.99454         0
   01/01/2011 to 12/31/2011.........  $ 8.99454    $ 8.75913         0
   01/01/2012 to 12/31/2012.........  $ 8.75913    $ 9.66408         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15647    $10.43025         0
   01/01/2008 to 12/31/2008.........  $10.43025    $ 6.76638         0
   01/01/2009 to 12/31/2009.........  $ 6.76638    $ 8.74510         0
   01/01/2010 to 12/31/2010.........  $ 8.74510    $ 9.62990         0
   01/01/2011 to 12/31/2011.........  $ 9.62990    $ 9.16780         0
   01/01/2012 to 12/31/2012.........  $ 9.16780    $11.08899         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10857    $10.76273         0
   01/01/2008 to 12/31/2008.........  $10.76273    $ 6.73748         0
   01/01/2009 to 12/31/2009.........  $ 6.73748    $ 8.23064         0
   01/01/2010 to 12/31/2010.........  $ 8.23064    $ 9.12309         0
   01/01/2011 to 12/31/2011.........  $ 9.12309    $ 8.91290         0
   01/01/2012 to 12/31/2012.........  $ 8.91290    $10.25561         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99858    $10.19398         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07756    $ 9.74767         0
   01/01/2008 to 12/31/2008.........  $ 9.74767    $ 5.92752         0
   01/01/2009 to 12/31/2009.........  $ 5.92752    $ 8.09063         0
   01/01/2010 to 12/31/2010.........  $ 8.09063    $ 9.82849         0
   01/01/2011 to 12/31/2011.........  $ 9.82849    $ 9.32610         0
   01/01/2012 to 12/31/2012.........  $ 9.32610    $10.85263         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99989    $10.12719         0
   01/01/2008 to 12/31/2008.........  $10.12719    $10.20269         0
   01/01/2009 to 12/31/2009.........  $10.20269    $10.05159         0
   01/01/2010 to 12/31/2010.........  $10.05159    $ 9.88073         0
   01/01/2011 to 12/31/2011.........  $ 9.88073    $ 9.71314         0
   01/01/2012 to 12/31/2012.........  $ 9.71314    $ 9.54647         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10469    $10.02299         0
   01/01/2008 to 12/31/2008.........  $10.02299    $ 5.68772         0
   01/01/2009 to 12/31/2009.........  $ 5.68772    $ 7.86170         0
   01/01/2010 to 12/31/2010.........  $ 7.86170    $ 9.53707         0
   01/01/2011 to 12/31/2011.........  $ 9.53707    $ 9.14020         0
   01/01/2012 to 12/31/2012.........  $ 9.14020    $10.52114         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02848    $10.06943            0
   01/01/2012 to 12/31/2012.........  $10.06943    $10.37800            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15835    $10.49936            0
   01/01/2008 to 12/31/2008.........  $10.49936    $ 5.86270            0
   01/01/2009 to 12/31/2009.........  $ 5.86270    $ 7.47808            0
   01/01/2010 to 12/31/2010.........  $ 7.47808    $ 9.45689            0
   01/01/2011 to 12/31/2011.........  $ 9.45689    $ 9.45096            0
   01/01/2012 to 12/31/2012.........  $ 9.45096    $10.43801            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05137    $11.23585            0
   01/01/2008 to 12/31/2008.........  $11.23585    $ 6.34503            0
   01/01/2009 to 12/31/2009.........  $ 6.34503    $ 7.64274            0
   01/01/2010 to 12/31/2010.........  $ 7.64274    $ 9.03345            0
   01/01/2011 to 04/29/2011.........  $ 9.03345    $10.13000            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99858    $10.31861            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10132    $ 5.57214            0
   01/01/2009 to 12/31/2009.........  $ 5.57214    $ 9.11856            0
   01/01/2010 to 12/31/2010.........  $ 9.11856    $10.95730            0
   01/01/2011 to 12/31/2011.........  $10.95730    $ 8.58584            0
   01/01/2012 to 12/31/2012.........  $ 8.58584    $ 9.95064            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99857    $10.34150            0
   01/01/2008 to 12/31/2008.........  $10.34150    $10.27690            0
   01/01/2009 to 12/31/2009.........  $10.27690    $11.13316            0
   01/01/2010 to 12/31/2010.........  $11.13316    $11.36795            0
   01/01/2011 to 12/31/2011.........  $11.36795    $11.42359            0
   01/01/2012 to 12/31/2012.........  $11.42359    $11.75355            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98995    $10.60190            0
   01/01/2008 to 12/31/2008.........  $10.60190    $10.18401            0
   01/01/2009 to 12/31/2009.........  $10.18401    $11.66261            0
   01/01/2010 to 12/31/2010.........  $11.66261    $12.34635            0
   01/01/2011 to 12/31/2011.........  $12.34635    $12.51975            0
   01/01/2012 to 12/31/2012.........  $12.51975    $13.45079            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05234    $10.49137        6,608
   01/01/2008 to 12/31/2008.........  $10.49137    $ 8.30173       25,360
   01/01/2009 to 12/31/2009.........  $ 8.30173    $ 9.79352       32,975
   01/01/2010 to 12/31/2010.........  $ 9.79352    $10.64248       35,239
   01/01/2011 to 12/31/2011.........  $10.64248    $10.56360       30,514
   01/01/2012 to 12/31/2012.........  $10.56360    $11.45838       33,694

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01849    $10.06935           0
   01/01/2012 to 12/31/2012.........  $10.06935    $10.59927           0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08326    $ 9.74625           0
   01/01/2008 to 12/31/2008.........  $ 9.74625    $ 5.86991           0
   01/01/2009 to 12/31/2009.........  $ 5.86991    $ 7.02766         579
   01/01/2010 to 12/31/2010.........  $ 7.02766    $ 7.94604         368
   01/01/2011 to 12/31/2011.........  $ 7.94604    $ 8.07935         310
   01/01/2012 to 12/31/2012.........  $ 8.07935    $ 9.43305         302
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99857    $ 8.89552           0
   01/01/2012 to 12/31/2012.........  $ 8.89552    $ 9.89237           0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09925    $ 6.69444           0
   01/01/2009 to 12/31/2009.........  $ 6.69444    $ 8.34570           0
   01/01/2010 to 12/31/2010.........  $ 8.34570    $ 9.37837           0
   01/01/2011 to 12/31/2011.........  $ 9.37837    $ 8.99696           0
   01/01/2012 to 12/31/2012.........  $ 8.99696    $10.24795           0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08201    $10.41549       4,820
   01/01/2008 to 12/31/2008.........  $10.41549    $ 7.14582       3,485
   01/01/2009 to 12/31/2009.........  $ 7.14582    $ 8.94792       3,337
   01/01/2010 to 12/31/2010.........  $ 8.94792    $ 9.83260       3,559
   01/01/2011 to 12/31/2011.........  $ 9.83260    $ 9.33684       2,400
   01/01/2012 to 12/31/2012.........  $ 9.33684    $10.19772       2,582
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09667    $ 9.86834           0
   01/01/2008 to 12/31/2008.........  $ 9.86834    $ 6.30410           0
   01/01/2009 to 12/31/2009.........  $ 6.30410    $ 8.29628           0
   01/01/2010 to 12/31/2010.........  $ 8.29628    $11.12272           0
   01/01/2011 to 12/31/2011.........  $11.12272    $10.82435           0
   01/01/2012 to 12/31/2012.........  $10.82435    $11.93286           0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09280    $ 9.45172           0
   01/01/2008 to 12/31/2008.........  $ 9.45172    $ 6.52857           0
   01/01/2009 to 12/31/2009.........  $ 6.52857    $ 8.14851           0
   01/01/2010 to 12/31/2010.........  $ 8.14851    $10.08984           0
   01/01/2011 to 12/31/2011.........  $10.08984    $ 9.32364           0
   01/01/2012 to 12/31/2012.........  $ 9.32364    $10.82686           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06981    $10.20059       51,658
   01/01/2008 to 12/31/2008.........  $10.20059    $ 7.42414       49,750
   01/01/2009 to 12/31/2009.........  $ 7.42414    $ 9.05751       50,927
   01/01/2010 to 12/31/2010.........  $ 9.05751    $ 9.92828       45,831
   01/01/2011 to 12/31/2011.........  $ 9.92828    $ 9.95118       37,025
   01/01/2012 to 12/31/2012.........  $ 9.95118    $11.09951       41,000
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09090    $ 9.48327            0
   01/01/2008 to 12/31/2008.........  $ 9.48327    $ 5.41631            0
   01/01/2009 to 12/31/2009.........  $ 5.41631    $ 6.58961            0
   01/01/2010 to 12/31/2010.........  $ 6.58961    $ 7.33384            0
   01/01/2011 to 12/31/2011.........  $ 7.33384    $ 7.08956            0
   01/01/2012 to 12/31/2012.........  $ 7.08956    $ 8.16922            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00700    $10.60805            0
   01/01/2008 to 12/31/2008.........  $10.60805    $10.17168            0
   01/01/2009 to 12/31/2009.........  $10.17168    $11.20767            0
   01/01/2010 to 12/31/2010.........  $11.20767    $11.64739            0
   01/01/2011 to 12/31/2011.........  $11.64739    $11.91911            0
   01/01/2012 to 12/31/2012.........  $11.91911    $12.32555            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14538    $10.07516            0
   01/01/2008 to 12/31/2008.........  $10.07516    $ 5.88480            0
   01/01/2009 to 12/31/2009.........  $ 5.88480    $ 8.87015            0
   01/01/2010 to 12/31/2010.........  $ 8.87015    $10.09562            0
   01/01/2011 to 12/31/2011.........  $10.09562    $ 9.75379            0
   01/01/2012 to 12/31/2012.........  $ 9.75379    $11.27102            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18034    $11.63734            0
   01/01/2008 to 12/31/2008.........  $11.63734    $ 5.71999            0
   01/01/2009 to 12/31/2009.........  $ 5.71999    $ 8.39551            0
   01/01/2010 to 12/31/2010.........  $ 8.39551    $ 9.93862            0
   01/01/2011 to 12/31/2011.........  $ 9.93862    $ 8.31056            0
   01/01/2012 to 12/31/2012.........  $ 8.31056    $ 8.46261            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13015    $10.35575            0
   01/01/2008 to 12/31/2008.........  $10.35575    $ 5.86956            0
   01/01/2009 to 12/31/2009.........  $ 5.86956    $ 7.40853            0
   01/01/2010 to 12/31/2010.........  $ 7.40853    $ 8.34664            0
   01/01/2011 to 12/31/2011.........  $ 8.34664    $ 7.91961            0
   01/01/2012 to 12/31/2012.........  $ 7.91961    $ 8.63967            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99857    $ 9.97857           0
   01/01/2008 to 12/31/2008.........  $ 9.97857    $ 9.29574           0
   01/01/2009 to 12/31/2009.........  $ 9.29574    $10.19798           0
   01/01/2010 to 12/31/2010.........  $10.19798    $10.80390           0
   01/01/2011 to 12/31/2011.........  $10.80390    $11.25777           0
   01/01/2012 to 12/31/2012.........  $11.25777    $11.93240           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07809    $ 6.63964       7,458
   01/01/2009 to 12/31/2009.........  $ 6.63964    $ 8.48713       7,386
   01/01/2010 to 12/31/2010.........  $ 8.48713    $ 9.19519       7,395
   01/01/2011 to 12/31/2011.........  $ 9.19519    $ 8.88604       7,391
   01/01/2012 to 09/21/2012.........  $ 8.88604    $ 9.95002           0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (1.90%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09287    $10.42367       3,737
   01/01/2008 to 12/31/2008.........  $10.42367    $ 6.97316       3,951
   01/01/2009 to 12/31/2009.........  $ 6.97316    $ 8.50976       3,948
   01/01/2010 to 12/31/2010.........  $ 8.50976    $ 9.35005       1,154
   01/01/2011 to 12/31/2011.........  $ 9.35005    $ 8.93170       1,153
   01/01/2012 to 12/31/2012.........  $ 8.93170    $ 9.86614       1,152
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11452    $10.47449           0
   01/01/2008 to 12/31/2008.........  $10.47449    $ 7.21545         415
   01/01/2009 to 12/31/2009.........  $ 7.21545    $ 8.93592         413
   01/01/2010 to 12/31/2010.........  $ 8.93592    $ 9.97102       1,293
   01/01/2011 to 12/31/2011.........  $ 9.97102    $ 9.79613       1,291
   01/01/2012 to 12/31/2012.........  $ 9.79613    $10.92494       1,289
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06594    $ 9.55014           0
   01/01/2008 to 12/31/2008.........  $ 9.55014    $ 6.11554           0
   01/01/2009 to 12/31/2009.........  $ 6.11554    $ 7.06798           0
   01/01/2010 to 12/31/2010.........  $ 7.06798    $ 7.89644           0
   01/01/2011 to 12/31/2011.........  $ 7.89644    $ 8.02596           0
   01/01/2012 to 05/04/2012.........  $ 8.02596    $ 8.71409           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07665    $10.43428           0
   01/01/2008 to 12/31/2008.........  $10.43428    $ 7.30062       7,328
   01/01/2009 to 12/31/2009.........  $ 7.30062    $ 8.83347       7,321
   01/01/2010 to 12/31/2010.........  $ 8.83347    $ 9.73600       7,414
   01/01/2011 to 12/31/2011.........  $ 9.73600    $ 9.43835       6,495
   01/01/2012 to 12/31/2012.........  $ 9.43835    $10.41733       6,491

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99845    $ 9.15334           0
   01/01/2012 to 12/31/2012.........  $ 9.15334    $10.05068           0
AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07770    $ 9.80492           0
   01/01/2008 to 12/31/2008.........  $ 9.80492    $ 6.03272           0
   01/01/2009 to 12/31/2009.........  $ 6.03272    $ 7.00101           0
   01/01/2010 to 12/31/2010.........  $ 7.00101    $ 7.72521           0
   01/01/2011 to 12/31/2011.........  $ 7.72521    $ 7.54389           0
   01/01/2012 to 12/31/2012.........  $ 7.54389    $ 8.39489           0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99897    $ 9.37163           0
   01/01/2010 to 12/31/2010.........  $ 9.37163    $10.16941           0
   01/01/2011 to 12/31/2011.........  $10.16941    $10.94172           0
   01/01/2012 to 12/31/2012.........  $10.94172    $11.18419           0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02967    $12.15994       6,683
   01/01/2009 to 12/31/2009.........  $12.15994    $11.21089       6,680
   01/01/2010 to 12/31/2010.........  $11.21089    $12.23217       6,014
   01/01/2011 to 12/31/2011.........  $12.23217    $13.63408       5,393
   01/01/2012 to 12/31/2012.........  $13.63408    $14.14385       5,390
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02964    $12.21713          87
   01/01/2009 to 12/31/2009.........  $12.21713    $11.06580         543
   01/01/2010 to 12/31/2010.........  $11.06580    $12.09287           0
   01/01/2011 to 12/31/2011.........  $12.09287    $13.76290           0
   01/01/2012 to 12/31/2012.........  $13.76290    $14.29697           0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99897    $ 8.78288           0
   01/01/2010 to 12/31/2010.........  $ 8.78288    $ 9.63981       1,906
   01/01/2011 to 12/31/2011.........  $ 9.63981    $11.22690           0
   01/01/2012 to 12/31/2012.........  $11.22690    $11.71316           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99793    $11.00082           0
   01/01/2011 to 12/31/2011.........  $11.00082    $12.98729       1,213
   01/01/2012 to 12/31/2012.........  $12.98729    $13.61030           0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99845    $12.01233           0
   01/01/2012 to 12/31/2012.........  $12.01233    $12.47701       1,182
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99794    $10.39188           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11600    $10.40928       11,943
   01/01/2008 to 12/31/2008.........  $10.40928    $ 6.64593       15,908
   01/01/2009 to 12/31/2009.........  $ 6.64593    $ 8.17380       15,900
   01/01/2010 to 12/31/2010.........  $ 8.17380    $ 9.09410       15,898
   01/01/2011 to 12/31/2011.........  $ 9.09410    $ 8.70797       15,896
   01/01/2012 to 12/31/2012.........  $ 8.70797    $ 9.71780       15,895
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08104    $ 7.33576        2,981
   01/01/2009 to 12/31/2009.........  $ 7.33576    $ 8.88239        2,977
   01/01/2010 to 12/31/2010.........  $ 8.88239    $ 9.75540        2,973
   01/01/2011 to 12/31/2011.........  $ 9.75540    $ 9.39965        2,969
   01/01/2012 to 12/31/2012.........  $ 9.39965    $10.17229        2,966
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10574    $ 9.35881            0
   01/01/2008 to 12/31/2008.........  $ 9.35881    $ 5.96480            0
   01/01/2009 to 12/31/2009.........  $ 5.96480    $ 7.72222            0
   01/01/2010 to 12/31/2010.........  $ 7.72222    $ 9.75243            0
   01/01/2011 to 12/31/2011.........  $ 9.75243    $10.20123            0
   01/01/2012 to 12/31/2012.........  $10.20123    $11.54685            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12717    $ 8.82630            0
   01/01/2008 to 07/18/2008.........  $ 8.82630    $ 8.07731            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09507    $10.20549            0
   01/01/2008 to 12/31/2008.........  $10.20549    $ 5.59912            0
   01/01/2009 to 12/31/2009.........  $ 5.59912    $ 7.28925            0
   01/01/2010 to 12/31/2010.........  $ 7.28925    $ 9.48126            0
   01/01/2011 to 12/31/2011.........  $ 9.48126    $ 8.08449            0
   01/01/2012 to 12/31/2012.........  $ 8.08449    $ 9.52587            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10354    $ 7.49579            0
   01/01/2009 to 12/31/2009.........  $ 7.49579    $ 8.91747            0
   01/01/2010 to 12/31/2010.........  $ 8.91747    $ 9.91699            0
   01/01/2011 to 12/31/2011.........  $ 9.91699    $ 9.49150            0
   01/01/2012 to 12/31/2012.........  $ 9.49150    $10.58406            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08871    $10.41838        3,695
   01/01/2008 to 12/31/2008.........  $10.41838    $ 6.69799       14,882
   01/01/2009 to 12/31/2009.........  $ 6.69799    $ 8.14061       14,032
   01/01/2010 to 12/31/2010.........  $ 8.14061    $ 9.13613       12,517
   01/01/2011 to 12/31/2011.........  $ 9.13613    $ 8.83081       11,868
   01/01/2012 to 12/31/2012.........  $ 8.83081    $ 9.58723       11,230

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12435    $10.55502           0
   01/01/2008 to 12/31/2008.........  $10.55502    $ 6.14116       4,208
   01/01/2009 to 12/31/2009.........  $ 6.14116    $ 7.59181       3,868
   01/01/2010 to 12/31/2010.........  $ 7.59181    $ 8.86716       5,051
   01/01/2011 to 12/31/2011.........  $ 8.86716    $ 8.16104       4,961
   01/01/2012 to 12/31/2012.........  $ 8.16104    $ 9.04324       4,757
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99846    $ 7.46560           0
   01/01/2009 to 11/13/2009.........  $ 7.46560    $ 8.33382           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99846    $10.73211       1,803
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17514    $ 6.10743           0
   01/01/2009 to 12/31/2009.........  $ 6.10743    $ 8.09706           0
   01/01/2010 to 12/31/2010.........  $ 8.09706    $ 9.55097           0
   01/01/2011 to 12/31/2011.........  $ 9.55097    $ 8.90050           0
   01/01/2012 to 12/31/2012.........  $ 8.90050    $11.07529           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13394    $10.40091           0
   01/01/2008 to 12/31/2008.........  $10.40091    $ 6.09639           0
   01/01/2009 to 12/31/2009.........  $ 6.09639    $ 8.93789           0
   01/01/2010 to 12/31/2010.........  $ 8.93789    $ 9.67330           0
   01/01/2011 to 12/31/2011.........  $ 9.67330    $ 9.11725           0
   01/01/2012 to 12/31/2012.........  $ 9.11725    $10.71501           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07345    $10.19778           0
   01/01/2008 to 12/31/2008.........  $10.19778    $ 5.93530           0
   01/01/2009 to 12/31/2009.........  $ 5.93530    $ 6.94204           0
   01/01/2010 to 12/31/2010.........  $ 6.94204    $ 7.69028           0
   01/01/2011 to 12/31/2011.........  $ 7.69028    $ 7.13042           0
   01/01/2012 to 12/31/2012.........  $ 7.13042    $ 8.37319           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12390    $10.41714           0
   01/01/2008 to 12/31/2008.........  $10.41714    $ 6.05243           0
   01/01/2009 to 12/31/2009.........  $ 6.05243    $ 9.33050           0
   01/01/2010 to 12/31/2010.........  $ 9.33050    $10.97167           0
   01/01/2011 to 12/31/2011.........  $10.97167    $10.44650           0
   01/01/2012 to 12/31/2012.........  $10.44650    $12.26188           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03334    $ 7.63187           0
   01/01/2009 to 12/31/2009.........  $ 7.63187    $ 9.50009           0
   01/01/2010 to 12/31/2010.........  $ 9.50009    $11.81819           0
   01/01/2011 to 12/31/2011.........  $11.81819    $11.74881           0
   01/01/2012 to 12/31/2012.........  $11.74881    $13.33807           0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01075    $10.51566           0
   01/01/2008 to 12/31/2008.........  $10.51566    $ 7.68350           0
   01/01/2009 to 12/31/2009.........  $ 7.68350    $10.22078           0
   01/01/2010 to 12/31/2010.........  $10.22078    $11.38405           0
   01/01/2011 to 12/31/2011.........  $11.38405    $11.52626           0
   01/01/2012 to 12/31/2012.........  $11.52626    $12.88007           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08922    $ 7.60462           0
   01/01/2009 to 12/31/2009.........  $ 7.60462    $ 9.20764           0
   01/01/2010 to 12/31/2010.........  $ 9.20764    $10.08376           0
   01/01/2011 to 12/31/2011.........  $10.08376    $ 9.84556           0
   01/01/2012 to 12/31/2012.........  $ 9.84556    $10.64011           0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24180    $11.06080           0
   01/01/2008 to 12/31/2008.........  $11.06080    $ 5.40188           0
   01/01/2009 to 12/31/2009.........  $ 5.40188    $ 7.17172           0
   01/01/2010 to 12/31/2010.........  $ 7.17172    $ 8.05818           0
   01/01/2011 to 12/31/2011.........  $ 8.05818    $ 6.88591           0
   01/01/2012 to 12/31/2012.........  $ 6.88591    $ 8.13350           0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18857    $10.46362           0
   01/01/2008 to 12/31/2008.........  $10.46362    $ 5.74991           0
   01/01/2009 to 12/31/2009.........  $ 5.74991    $ 7.36363           0
   01/01/2010 to 12/31/2010.........  $ 7.36363    $ 8.02708           0
   01/01/2011 to 12/31/2011.........  $ 8.02708    $ 6.88888           0
   01/01/2012 to 12/31/2012.........  $ 6.88888    $ 7.88745           0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009........  $ 9.98135    $10.86097           0
   01/01/2010 to 12/31/2010.........  $10.86097    $11.81045           0
   01/01/2011 to 12/31/2011.........  $11.81045    $13.03258           0
   01/01/2012 to 12/31/2012.........  $13.03258    $13.99132           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11173    $ 7.12923       2,696
   01/01/2009 to 12/31/2009.........  $ 7.12923    $ 8.86178       1,872
   01/01/2010 to 12/31/2010.........  $ 8.86178    $ 9.89791         792
   01/01/2011 to 12/31/2011.........  $ 9.89791    $ 9.65807       1,152
   01/01/2012 to 12/31/2012.........  $ 9.65807    $10.76491       1,294

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08296    $ 9.68483       1,020
   01/01/2008 to 12/31/2008.........  $ 9.68483    $ 7.82983       6,414
   01/01/2009 to 12/31/2009.........  $ 7.82983    $ 9.37555       4,670
   01/01/2010 to 12/31/2010.........  $ 9.37555    $ 9.87388       3,257
   01/01/2011 to 12/31/2011.........  $ 9.87388    $ 9.71232       3,172
   01/01/2012 to 12/31/2012.........  $ 9.71232    $10.55246       3,111
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08384    $10.28765           0
   01/01/2010 to 12/31/2010.........  $10.28765    $11.23808           0
   01/01/2011 to 12/31/2011.........  $11.23808    $11.10143           0
   01/01/2012 to 12/31/2012.........  $11.10143    $12.54830           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14522    $10.29741           0
   01/01/2010 to 12/31/2010.........  $10.29741    $11.49202           0
   01/01/2011 to 12/31/2011.........  $11.49202    $10.61548           0
   01/01/2012 to 12/31/2012.........  $10.61548    $11.79554           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18198    $10.33440           0
   01/01/2008 to 12/31/2008.........  $10.33440    $ 5.94481           0
   01/01/2009 to 12/31/2009.........  $ 5.94481    $ 7.92696           0
   01/01/2010 to 12/31/2010.........  $ 7.92696    $ 8.33676           0
   01/01/2011 to 12/31/2011.........  $ 8.33676    $ 7.43271           0
   01/01/2012 to 12/31/2012.........  $ 7.43271    $ 8.89179           0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09200    $ 9.55199           0
   01/01/2008 to 12/31/2008.........  $ 9.55199    $ 5.48443           0
   01/01/2009 to 12/31/2009.........  $ 5.48443    $ 6.42806           0
   01/01/2010 to 12/31/2010.........  $ 6.42806    $ 7.13815           0
   01/01/2011 to 12/31/2011.........  $ 7.13815    $ 6.71202           0
   01/01/2012 to 12/31/2012.........  $ 6.71202    $ 7.69878           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00691    $10.38967           0
   01/01/2008 to 12/31/2008.........  $10.38967    $ 7.82496           0
   01/01/2009 to 12/31/2009.........  $ 7.82496    $10.33592           0
   01/01/2010 to 12/31/2010.........  $10.33592    $11.50363           0
   01/01/2011 to 12/31/2011.........  $11.50363    $12.43749           0
   01/01/2012 to 12/31/2012.........  $12.43749    $12.92873           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13296    $10.81663           0
   01/01/2008 to 12/31/2008.........  $10.81663    $ 5.98019           0
   01/01/2009 to 12/31/2009.........  $ 5.98019    $ 7.61491           0
   01/01/2010 to 12/31/2010.........  $ 7.61491    $ 8.94884           0
   01/01/2011 to 12/31/2011.........  $ 8.94884    $ 8.70184           0
   01/01/2012 to 12/31/2012.........  $ 8.70184    $ 9.58657           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15635    $10.42364         0
   01/01/2008 to 12/31/2008.........  $10.42364    $ 6.75217         0
   01/01/2009 to 12/31/2009.........  $ 6.75217    $ 8.71384         0
   01/01/2010 to 12/31/2010.........  $ 8.71384    $ 9.58130         0
   01/01/2011 to 12/31/2011.........  $ 9.58130    $ 9.10816         0
   01/01/2012 to 12/31/2012.........  $ 9.10816    $11.00055         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10845    $10.75588         0
   01/01/2008 to 12/31/2008.........  $10.75588    $ 6.72320         0
   01/01/2009 to 12/31/2009.........  $ 6.72320    $ 8.20117         0
   01/01/2010 to 12/31/2010.........  $ 8.20117    $ 9.07694         0
   01/01/2011 to 12/31/2011.........  $ 9.07694    $ 8.85470         0
   01/01/2012 to 12/31/2012.........  $ 8.85470    $10.17362         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99846    $10.18845         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07744    $ 9.74151         0
   01/01/2008 to 12/31/2008.........  $ 9.74151    $ 5.91502         0
   01/01/2009 to 12/31/2009.........  $ 5.91502    $ 8.06168         0
   01/01/2010 to 12/31/2010.........  $ 8.06168    $ 9.77890         0
   01/01/2011 to 12/31/2011.........  $ 9.77890    $ 9.26539         0
   01/01/2012 to 12/31/2012.........  $ 9.26539    $10.76616         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99977    $10.12081         0
   01/01/2008 to 12/31/2008.........  $10.12081    $10.18127         0
   01/01/2009 to 12/31/2009.........  $10.18127    $10.01586         0
   01/01/2010 to 12/31/2010.........  $10.01586    $ 9.83128         0
   01/01/2011 to 12/31/2011.........  $ 9.83128    $ 9.65009         0
   01/01/2012 to 12/31/2012.........  $ 9.65009    $ 9.47028         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10457    $10.01664         0
   01/01/2008 to 12/31/2008.........  $10.01664    $ 5.67576         0
   01/01/2009 to 12/31/2009.........  $ 5.67576    $ 7.83349         0
   01/01/2010 to 12/31/2010.........  $ 7.83349    $ 9.48891         0
   01/01/2011 to 12/31/2011.........  $ 9.48891    $ 9.08069         0
   01/01/2012 to 12/31/2012.........  $ 9.08069    $10.43717         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02836    $10.06690         0
   01/01/2012 to 12/31/2012.........  $10.06690    $10.36008         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15823    $10.49274            0
   01/01/2008 to 12/31/2008.........  $10.49274    $ 5.85029            0
   01/01/2009 to 12/31/2009.........  $ 5.85029    $ 7.45133            0
   01/01/2010 to 12/31/2010.........  $ 7.45133    $ 9.40919            0
   01/01/2011 to 12/31/2011.........  $ 9.40919    $ 9.38941            0
   01/01/2012 to 12/31/2012.........  $ 9.38941    $10.35477            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05125    $11.22871            0
   01/01/2008 to 12/31/2008.........  $11.22871    $ 6.33164            0
   01/01/2009 to 12/31/2009.........  $ 6.33164    $ 7.61527            0
   01/01/2010 to 12/31/2010.........  $ 7.61527    $ 8.98774            0
   01/01/2011 to 04/29/2011.........  $ 8.98774    $10.07392            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99846    $10.30826            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10120    $ 5.56840            0
   01/01/2009 to 12/31/2009.........  $ 5.56840    $ 9.09915            0
   01/01/2010 to 12/31/2010.........  $ 9.09915    $10.91788            0
   01/01/2011 to 12/31/2011.........  $10.91788    $ 8.54230            0
   01/01/2012 to 12/31/2012.........  $ 8.54230    $ 9.88554            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99845    $10.33501            0
   01/01/2008 to 12/31/2008.........  $10.33501    $10.25537            0
   01/01/2009 to 12/31/2009.........  $10.25537    $11.09340            0
   01/01/2010 to 12/31/2010.........  $11.09340    $11.31076            0
   01/01/2011 to 12/31/2011.........  $11.31076    $11.34944            0
   01/01/2012 to 12/31/2012.........  $11.34944    $11.66006            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98982    $10.59518            0
   01/01/2008 to 12/31/2008.........  $10.59518    $10.16253            0
   01/01/2009 to 12/31/2009.........  $10.16253    $11.62088            0
   01/01/2010 to 12/31/2010.........  $11.62088    $12.28403            0
   01/01/2011 to 12/31/2011.........  $12.28403    $12.43807            0
   01/01/2012 to 12/31/2012.........  $12.43807    $13.34324            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05222    $10.48476            0
   01/01/2008 to 12/31/2008.........  $10.48476    $ 8.28423       13,860
   01/01/2009 to 12/31/2009.........  $ 8.28423    $ 9.75850        7,907
   01/01/2010 to 12/31/2010.........  $ 9.75850    $10.58873        9,139
   01/01/2011 to 12/31/2011.........  $10.58873    $10.49478        9,135
   01/01/2012 to 12/31/2012.........  $10.49478    $11.36692        9,132

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01837    $10.06681          0
   01/01/2012 to 12/31/2012.........  $10.06681    $10.58083          0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08314    $ 9.74007          0
   01/01/2008 to 12/31/2008.........  $ 9.74007    $ 5.85753          0
   01/01/2009 to 12/31/2009.........  $ 5.85753    $ 7.00256          0
   01/01/2010 to 12/31/2010.........  $ 7.00256    $ 7.90595          0
   01/01/2011 to 12/31/2011.........  $ 7.90595    $ 8.02675          0
   01/01/2012 to 12/31/2012.........  $ 8.02675    $ 9.35787          0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99845    $ 8.88668          0
   01/01/2012 to 12/31/2012.........  $ 8.88668    $ 9.86797          0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09921    $ 6.68779          0
   01/01/2009 to 12/31/2009.........  $ 6.68779    $ 8.32508          0
   01/01/2010 to 12/31/2010.........  $ 8.32508    $ 9.34144          0
   01/01/2011 to 12/31/2011.........  $ 9.34144    $ 8.94835          0
   01/01/2012 to 12/31/2012.........  $ 8.94835    $10.17750          0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08189    $10.40891        940
   01/01/2008 to 12/31/2008.........  $10.40891    $ 7.13066        939
   01/01/2009 to 12/31/2009.........  $ 7.13066    $ 8.91579        939
   01/01/2010 to 12/31/2010.........  $ 8.91579    $ 9.78295          0
   01/01/2011 to 12/31/2011.........  $ 9.78295    $ 9.27599          0
   01/01/2012 to 12/31/2012.........  $ 9.27599    $10.11626          0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09655    $ 9.86207          0
   01/01/2008 to 12/31/2008.........  $ 9.86207    $ 6.29069          0
   01/01/2009 to 12/31/2009.........  $ 6.29069    $ 8.26641          0
   01/01/2010 to 12/31/2010.........  $ 8.26641    $11.06637          0
   01/01/2011 to 12/31/2011.........  $11.06637    $10.75364          0
   01/01/2012 to 12/31/2012.........  $10.75364    $11.83747          0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09268    $ 9.44573          0
   01/01/2008 to 12/31/2008.........  $ 9.44573    $ 6.51489          0
   01/01/2009 to 12/31/2009.........  $ 6.51489    $ 8.11952          0
   01/01/2010 to 12/31/2010.........  $ 8.11952    $10.03914          0
   01/01/2011 to 12/31/2011.........  $10.03914    $ 9.26316          0
   01/01/2012 to 12/31/2012.........  $ 9.26316    $10.74073          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06969    $10.19404            0
   01/01/2008 to 12/31/2008.........  $10.19404    $ 7.40835       11,419
   01/01/2009 to 12/31/2009.........  $ 7.40835    $ 9.02504       10,808
   01/01/2010 to 12/31/2010.........  $ 9.02504    $ 9.87813       10,454
   01/01/2011 to 12/31/2011.........  $ 9.87813    $ 9.88621        9,958
   01/01/2012 to 12/31/2012.........  $ 9.88621    $11.01074        9,526
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09078    $ 9.47724            0
   01/01/2008 to 12/31/2008.........  $ 9.47724    $ 5.40479            0
   01/01/2009 to 12/31/2009.........  $ 5.40479    $ 6.56594            0
   01/01/2010 to 12/31/2010.........  $ 6.56594    $ 7.29663            0
   01/01/2011 to 12/31/2011.........  $ 7.29663    $ 7.04313            0
   01/01/2012 to 12/31/2012.........  $ 7.04313    $ 8.10361            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00688    $10.60133            0
   01/01/2008 to 12/31/2008.........  $10.60133    $10.15023            0
   01/01/2009 to 12/31/2009.........  $10.15023    $11.16740            0
   01/01/2010 to 12/31/2010.........  $11.16740    $11.58840            0
   01/01/2011 to 12/31/2011.........  $11.58840    $11.84135            0
   01/01/2012 to 12/31/2012.........  $11.84135    $12.22719            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14526    $10.06870            0
   01/01/2008 to 12/31/2008.........  $10.06870    $ 5.87234            0
   01/01/2009 to 12/31/2009.........  $ 5.87234    $ 8.83842            0
   01/01/2010 to 12/31/2010.........  $ 8.83842    $10.04478            0
   01/01/2011 to 12/31/2011.........  $10.04478    $ 9.69047            0
   01/01/2012 to 12/31/2012.........  $ 9.69047    $11.18137            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18022    $11.63001            0
   01/01/2008 to 12/31/2008.........  $11.63001    $ 5.70792            0
   01/01/2009 to 12/31/2009.........  $ 5.70792    $ 8.36558            0
   01/01/2010 to 12/31/2010.........  $ 8.36558    $ 9.88866            0
   01/01/2011 to 12/31/2011.........  $ 9.88866    $ 8.25662            0
   01/01/2012 to 12/31/2012.........  $ 8.25662    $ 8.39532            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13003    $10.34925            0
   01/01/2008 to 12/31/2008.........  $10.34925    $ 5.85729            0
   01/01/2009 to 12/31/2009.........  $ 5.85729    $ 7.38209            0
   01/01/2010 to 12/31/2010.........  $ 7.38209    $ 8.30457            0
   01/01/2011 to 12/31/2011.........  $ 8.30457    $ 7.86811            0
   01/01/2012 to 12/31/2012.........  $ 7.86811    $ 8.57088            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99845    $ 9.97679           0
   01/01/2008 to 12/31/2008.........  $ 9.97679    $ 9.28051           0
   01/01/2009 to 12/31/2009.........  $ 9.28051    $10.16632           0
   01/01/2010 to 12/31/2010.........  $10.16632    $10.75449           0
   01/01/2011 to 12/31/2011.........  $10.75449    $11.18976           0
   01/01/2012 to 12/31/2012.........  $11.18976    $11.84280           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07805    $ 6.63304       1,274
   01/01/2009 to 12/31/2009.........  $ 6.63304    $ 8.46619       1,271
   01/01/2010 to 12/31/2010.........  $ 8.46619    $ 9.15895       3,373
   01/01/2011 to 12/31/2011.........  $ 9.15895    $ 8.83797       1,944
   01/01/2012 to 09/21/2012.........  $ 8.83797    $ 9.88555           0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (1.95%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02472    $12.22918         0
   01/01/2010 to 12/31/2010.........  $12.22918    $13.43010         0
   01/01/2011 to 12/31/2011.........  $13.43010    $12.82288         0
   01/01/2012 to 12/31/2012.........  $12.82288    $14.15740         0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.03706    $12.42638         0
   01/01/2010 to 12/31/2010.........  $12.42638    $13.85894         0
   01/01/2011 to 12/31/2011.........  $13.85894    $13.60912         0
   01/01/2012 to 12/31/2012.........  $13.60912    $15.16999         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.07572    $12.47445         0
   01/01/2010 to 12/31/2010.........  $12.47445    $13.92976         0
   01/01/2011 to 12/31/2011.........  $13.92976    $14.15123         0
   01/01/2012 to 05/04/2012.........  $14.15123    $15.36183         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02354    $12.05379         0
   01/01/2010 to 12/31/2010.........  $12.05379    $13.27886         0
   01/01/2011 to 12/31/2011.........  $13.27886    $12.86650         0
   01/01/2012 to 12/31/2012.........  $12.86650    $14.19412         0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99841    $ 9.15030         0
   01/01/2012 to 12/31/2012.........  $ 9.15030    $10.04238         0
AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.09832    $12.77011         0
   01/01/2010 to 12/31/2010.........  $12.77011    $14.08401         0
   01/01/2011 to 12/31/2011.........  $14.08401    $13.74665         0
   01/01/2012 to 12/31/2012.........  $13.74665    $15.28983         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.03884    $12.32294         0
   01/01/2010 to 12/31/2010.........  $12.32294    $13.70357         0
   01/01/2011 to 12/31/2011.........  $13.70357    $13.11533         0
   01/01/2012 to 12/31/2012.........  $13.11533    $14.62908         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.03990    $11.95000         0
   01/01/2010 to 12/31/2010.........  $11.95000    $13.11814         0
   01/01/2011 to 12/31/2011.........  $13.11814    $12.63356         0
   01/01/2012 to 12/31/2012.........  $12.63356    $13.66529         0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.61485    $14.52654         0
   01/01/2010 to 12/31/2010.........  $14.52654    $18.33655         0
   01/01/2011 to 12/31/2011.........  $18.33655    $19.17116         0
   01/01/2012 to 12/31/2012.........  $19.17116    $21.68936         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98067    $12.99714         0
   01/01/2010 to 12/31/2010.........  $12.99714    $16.89744         0
   01/01/2011 to 12/31/2011.........  $16.89744    $14.40095         0
   01/01/2012 to 12/31/2012.........  $14.40095    $16.96006         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02694    $11.98341         0
   01/01/2010 to 12/31/2010.........  $11.98341    $13.31993         0
   01/01/2011 to 12/31/2011.........  $13.31993    $12.74213         0
   01/01/2012 to 12/31/2012.........  $12.74213    $14.20184         0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.01321    $12.30971         0
   01/01/2010 to 12/31/2010.........  $12.30971    $13.80826         0
   01/01/2011 to 12/31/2011.........  $13.80826    $13.34040         0
   01/01/2012 to 12/31/2012.........  $13.34040    $14.47608         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98520    $12.16923         0
   01/01/2010 to 12/31/2010.........  $12.16923    $14.20648         0
   01/01/2011 to 12/31/2011.........  $14.20648    $13.06868         0
   01/01/2012 to 12/31/2012.........  $13.06868    $14.47411         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99841    $10.72856         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.85947    $13.94990         0
   01/01/2010 to 12/31/2010.........  $13.94990    $16.44660         0
   01/01/2011 to 12/31/2011.........  $16.44660    $15.31911         0
   01/01/2012 to 12/31/2012.........  $15.31911    $19.05273         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.04666    $12.85291         0
   01/01/2010 to 12/31/2010.........  $12.85291    $13.90361         0
   01/01/2011 to 12/31/2011.........  $13.90361    $13.09807         0
   01/01/2012 to 12/31/2012.........  $13.09807    $15.38599         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.12468    $12.21726         0
   01/01/2010 to 12/31/2010.........  $12.21726    $13.52743         0
   01/01/2011 to 12/31/2011.........  $13.52743    $12.53636         0
   01/01/2012 to 12/31/2012.........  $12.53636    $14.71426         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.05971    $13.49884         0
   01/01/2010 to 12/31/2010.........  $13.49884    $15.86538         0
   01/01/2011 to 12/31/2011.........  $15.86538    $15.09868         0
   01/01/2012 to 12/31/2012.........  $15.09868    $17.71375         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.95325    $12.77245         0
   01/01/2010 to 12/31/2010.........  $12.77245    $15.88121         0
   01/01/2011 to 12/31/2011.........  $15.88121    $15.78018         0
   01/01/2012 to 12/31/2012.........  $15.78018    $17.90594         0
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.01714    $12.52947         0
   01/01/2010 to 12/31/2010.........  $12.52947    $13.94859         0
   01/01/2011 to 12/31/2011.........  $13.94859    $14.11594         0
   01/01/2012 to 12/31/2012.........  $14.11594    $15.76615         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02472    $11.87185         0
   01/01/2010 to 12/31/2010.........  $11.87185    $12.99497         0
   01/01/2011 to 12/31/2011.........  $12.99497    $12.68182         0
   01/01/2012 to 12/31/2012.........  $12.68182    $13.69862         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.14326    $13.28507         0
   01/01/2010 to 12/31/2010.........  $13.28507    $14.91984         0
   01/01/2011 to 12/31/2011.........  $14.91984    $12.74299         0
   01/01/2012 to 12/31/2012.........  $12.74299    $15.04411         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.11776    $13.11643         0
   01/01/2010 to 12/31/2010.........  $13.11643    $14.29111         0
   01/01/2011 to 12/31/2011.........  $14.29111    $12.25850         0
   01/01/2012 to 12/31/2012.........  $12.25850    $14.02855         0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98134    $10.85724         0
   01/01/2010 to 12/31/2010.........  $10.85724    $11.80055         0
   01/01/2011 to 12/31/2011.........  $11.80055    $13.01541         0
   01/01/2012 to 12/31/2012.........  $13.01541    $13.96594         0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.04108    $12.26085         0
   01/01/2010 to 12/31/2010.........  $12.26085    $13.68768         0
   01/01/2011 to 12/31/2011.........  $13.68768    $13.34931         0
   01/01/2012 to 12/31/2012.........  $13.34931    $14.87177         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.07983    $11.67928         0
   01/01/2010 to 12/31/2010.........  $11.67928    $12.29397         0
   01/01/2011 to 12/31/2011.........  $12.29397    $12.08699         0
   01/01/2012 to 12/31/2012.........  $12.08699    $13.12607         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08380    $10.28694         0
   01/01/2010 to 12/31/2010.........  $10.28694    $11.23177         0
   01/01/2011 to 12/31/2011.........  $11.23177    $11.08991         0
   01/01/2012 to 12/31/2012.........  $11.08991    $12.52907         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14518    $10.29676         0
   01/01/2010 to 12/31/2010.........  $10.29676    $11.48565         0
   01/01/2011 to 12/31/2011.........  $11.48565    $10.60446         0
   01/01/2012 to 12/31/2012.........  $10.60446    $11.77757         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.12742    $13.60316         0
   01/01/2010 to 12/31/2010.........  $13.60316    $14.29939         0
   01/01/2011 to 12/31/2011.........  $14.29939    $12.74240         0
   01/01/2012 to 12/31/2012.........  $12.74240    $15.23627         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.06269    $12.74643         0
   01/01/2010 to 12/31/2010.........  $12.74643    $14.14755         0
   01/01/2011 to 12/31/2011.........  $14.14755    $13.29640         0
   01/01/2012 to 12/31/2012.........  $13.29640    $15.24362         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.03391    $12.09690         0
   01/01/2010 to 12/31/2010.........  $12.09690    $13.45698         0
   01/01/2011 to 12/31/2011.........  $13.45698    $14.54217         0
   01/01/2012 to 12/31/2012.........  $14.54217    $15.10895         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.00733    $12.72841         0
   01/01/2010 to 12/31/2010.........  $12.72841    $14.95069         0
   01/01/2011 to 12/31/2011.........  $14.95069    $14.53074         0
   01/01/2012 to 12/31/2012.........  $14.53074    $16.00012         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.07246    $13.37958         0
   01/01/2010 to 12/31/2010.........  $13.37958    $14.70436         0
   01/01/2011 to 12/31/2011.........  $14.70436    $13.97131         0
   01/01/2012 to 12/31/2012.........  $13.97131    $16.86586         0
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02825    $12.16446         0
   01/01/2010 to 12/31/2010.........  $12.16446    $13.45689         0
   01/01/2011 to 12/31/2011.........  $13.45689    $13.12100         0
   01/01/2012 to 12/31/2012.........  $13.12100    $15.06807         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99841    $10.18660         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98590    $13.24493         0
   01/01/2010 to 12/31/2010.........  $13.24493    $16.05854         0
   01/01/2011 to 12/31/2011.........  $16.05854    $15.20773         0
   01/01/2012 to 12/31/2012.........  $15.20773    $17.66225         0
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.99969    $ 9.87762         0
   01/01/2010 to 12/31/2010.........  $ 9.87762    $ 9.69089         0
   01/01/2011 to 12/31/2011.........  $ 9.69089    $ 9.50772         0
   01/01/2012 to 12/31/2012.........  $ 9.50772    $ 9.32603         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.13105    $13.73140         0
   01/01/2010 to 12/31/2010.........  $13.73140    $16.62499         0
   01/01/2011 to 12/31/2011.........  $16.62499    $15.90187         0
   01/01/2012 to 12/31/2012.........  $15.90187    $18.26833         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02832    $10.06604         0
   01/01/2012 to 12/31/2012.........  $10.06604    $10.35399         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.97681    $12.37640         0
   01/01/2010 to 12/31/2010.........  $12.37640    $15.62065         0
   01/01/2011 to 12/31/2011.........  $15.62065    $15.58025         0
   01/01/2012 to 12/31/2012.........  $15.58025    $17.17361         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.93464    $12.07919         0
   01/01/2010 to 12/31/2010.........  $12.07919    $14.24914         0
   01/01/2011 to 04/29/2011.........  $14.24914    $15.96856         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99841    $10.30482         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.05442    $14.81142         0
   01/01/2010 to 12/31/2010.........  $14.81142    $17.76317         0
   01/01/2011 to 12/31/2011.........  $17.76317    $13.89126         0
   01/01/2012 to 12/31/2012.........  $13.89126    $16.06772         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.99059    $10.49425         0
   01/01/2010 to 12/31/2010.........  $10.49425    $10.69469         0
   01/01/2011 to 12/31/2011.........  $10.69469    $10.72593         0
   01/01/2012 to 12/31/2012.........  $10.72593    $11.01415         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98246    $11.06217         0
   01/01/2010 to 12/31/2010.........  $11.06217    $11.68776         0
   01/01/2011 to 12/31/2011.........  $11.68776    $11.82866         0
   01/01/2012 to 12/31/2012.........  $11.82866    $12.68332         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02102    $11.61925         0
   01/01/2010 to 12/31/2010.........  $11.61925    $12.60143         0
   01/01/2011 to 12/31/2011.........  $12.60143    $12.48357         0
   01/01/2012 to 12/31/2012.........  $12.48357    $13.51438         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01833    $10.06593         0
   01/01/2012 to 12/31/2012.........  $10.06593    $10.57473         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.07719    $12.81998         0
   01/01/2010 to 12/31/2010.........  $12.81998    $14.46688         0
   01/01/2011 to 12/31/2011.........  $14.46688    $14.68078         0
   01/01/2012 to 12/31/2012.........  $14.68078    $17.10692         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99841    $ 8.88380         0
   01/01/2012 to 12/31/2012.........  $ 8.88380    $ 9.85988         0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.05245    $12.35585         0
   01/01/2010 to 12/31/2010.........  $12.35585    $13.85749         0
   01/01/2011 to 12/31/2011.........  $13.85749    $13.26776         0
   01/01/2012 to 12/31/2012.........  $13.26776    $15.08275         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.08085    $12.39816         0
   01/01/2010 to 12/31/2010.........  $12.39816    $13.59717         0
   01/01/2011 to 12/31/2011.........  $13.59717    $12.88618         0
   01/01/2012 to 12/31/2012.........  $12.88618    $14.04661         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.00835    $13.14810         0
   01/01/2010 to 12/31/2010.........  $13.14810    $17.59283         0
   01/01/2011 to 12/31/2011.........  $17.59283    $17.08728         0
   01/01/2012 to 12/31/2012.........  $17.08728    $18.80009         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.97563    $12.95518         0
   01/01/2010 to 12/31/2010.........  $12.95518    $16.01019         0
   01/01/2011 to 12/31/2011.........  $16.01019    $14.76539         0
   01/01/2012 to 12/31/2012.........  $14.76539    $17.11226         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.03838    $12.15865         0
   01/01/2010 to 12/31/2010.........  $12.15865    $13.30142         0
   01/01/2011 to 12/31/2011.........  $13.30142    $13.30586         0
   01/01/2012 to 12/31/2012.........  $13.30586    $14.81214         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.10014    $12.91754         0
   01/01/2010 to 12/31/2010.........  $12.91754    $14.34826         0
   01/01/2011 to 12/31/2011.........  $14.34826    $13.84304         0
   01/01/2012 to 12/31/2012.........  $13.84304    $15.91973         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.01739    $11.11668         0
   01/01/2010 to 12/31/2010.........  $11.11668    $11.53006         0
   01/01/2011 to 12/31/2011.........  $11.53006    $11.77589         0
   01/01/2012 to 12/31/2012.........  $11.77589    $12.15361         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98699    $13.17417         0
   01/01/2010 to 12/31/2010.........  $13.17417    $14.96502         0
   01/01/2011 to 12/31/2011.........  $14.96502    $14.42995         0
   01/01/2012 to 12/31/2012.........  $14.42995    $16.64168         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.30108    $13.76934         0
   01/01/2010 to 12/31/2010.........  $13.76934    $16.26820         0
   01/01/2011 to 12/31/2011.........  $16.26820    $13.57648         0
   01/01/2012 to 12/31/2012.........  $13.57648    $13.79766         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.06178    $12.77673         0
   01/01/2010 to 12/31/2010.........  $12.77673    $14.36635         0
   01/01/2011 to 12/31/2011.........  $14.36635    $13.60464         0
   01/01/2012 to 12/31/2012.........  $13.60464    $14.81246         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98914    $10.76856         0
   01/01/2010 to 12/31/2010.........  $10.76856    $11.38597         0
   01/01/2011 to 12/31/2011.........  $11.38597    $11.84104         0
   01/01/2012 to 12/31/2012.........  $11.84104    $12.52600         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009.........  $10.07064    $12.83901         0
   01/01/2010 to 12/31/2010.........  $12.83901    $13.88281         0
   01/01/2011 to 12/31/2011.........  $13.88281    $13.38977         0
   01/01/2012 to 09/21/2012.........  $13.38977    $14.97151         0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND COMBINATION 5%
                     ROLL UP AND HAV DEATH BENEFIT (2.00%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09551    $ 6.96330       21,165
   01/01/2009 to 12/31/2009.........  $ 6.96330    $ 8.48932       29,611
   01/01/2010 to 12/31/2010.........  $ 8.48932    $ 9.31844       30,273
   01/01/2011 to 12/31/2011.........  $ 9.31844    $ 8.89288       23,460
   01/01/2012 to 12/31/2012.........  $ 8.89288    $ 9.81352        4,898
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32163    $ 7.20529        2,651
   01/01/2009 to 12/31/2009.........  $ 7.20529    $ 8.91466        3,289
   01/01/2010 to 12/31/2010.........  $ 8.91466    $ 9.93758        3,363
   01/01/2011 to 12/31/2011.........  $ 9.93758    $ 9.75359        2,669
   01/01/2012 to 12/31/2012.........  $ 9.75359    $10.86695        2,848
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.10124    $ 6.10700            0
   01/01/2009 to 12/31/2009.........  $ 6.10700    $ 7.05119            0
   01/01/2010 to 12/31/2010.........  $ 7.05119    $ 7.86990            0
   01/01/2011 to 12/31/2011.........  $ 7.86990    $ 7.99111            0
   01/01/2012 to 05/04/2012.........  $ 7.99111    $ 8.67326            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19781    $ 7.29038       79,410
   01/01/2009 to 12/31/2009.........  $ 7.29038    $ 8.81240      113,007
   01/01/2010 to 12/31/2010.........  $ 8.81240    $ 9.70328      123,978
   01/01/2011 to 12/31/2011.........  $ 9.70328    $ 9.39739       86,899
   01/01/2012 to 12/31/2012.........  $ 9.39739    $10.36189       85,259
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99837    $ 9.14728            0
   01/01/2012 to 12/31/2012.........  $ 9.14728    $10.03408            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34863    $ 6.02426            0
   01/01/2009 to 12/31/2009.........  $ 6.02426    $ 6.98434            0
   01/01/2010 to 12/31/2010.........  $ 6.98434    $ 7.69919            0
   01/01/2011 to 12/31/2011.........  $ 7.69919    $ 7.51114            0
   01/01/2012 to 12/31/2012.........  $ 7.51114    $ 8.35028            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99891    $ 9.36236            0
   01/01/2010 to 12/31/2010.........  $ 9.36236    $10.14931            0
   01/01/2011 to 12/31/2011.........  $10.14931    $10.90959            0
   01/01/2012 to 12/31/2012.........  $10.90959    $11.14047            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02964    $12.15196        5,044
   01/01/2009 to 12/31/2009.........  $12.15196    $11.19256          284
   01/01/2010 to 12/31/2010.........  $11.19256    $12.20028            0
   01/01/2011 to 12/31/2011.........  $12.20028    $13.58541            0
   01/01/2012 to 12/31/2012.........  $13.58541    $14.07951            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02961    $12.20922            0
   01/01/2009 to 12/31/2009.........  $12.20922    $11.04775       19,466
   01/01/2010 to 12/31/2010.........  $11.04775    $12.06135       19,372
   01/01/2011 to 12/31/2011.........  $12.06135    $13.71364       19,372
   01/01/2012 to 12/31/2012.........  $13.71364    $14.23169       19,372
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99891    $ 8.77422            0
   01/01/2010 to 12/31/2010.........  $ 8.77422    $ 9.62088       25,179
   01/01/2011 to 12/31/2011.........  $ 9.62088    $11.19386          135
   01/01/2012 to 12/31/2012.........  $11.19386    $11.66716            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99783    $10.98990        2,878
   01/01/2011 to 12/31/2011.........  $10.98990    $12.96164       13,177
   01/01/2012 to 12/31/2012.........  $12.96164    $13.57004       13,177
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99837    $12.00054        4,551
   01/01/2012 to 12/31/2012.........  $12.00054    $12.45243        4,787
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99783    $10.38164            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98738    $ 6.63661       42,778
   01/01/2009 to 12/31/2009.........  $ 6.63661    $ 8.15440        6,851
   01/01/2010 to 12/31/2010.........  $ 8.15440    $ 9.06354        7,431
   01/01/2011 to 12/31/2011.........  $ 9.06354    $ 8.67023       22,797
   01/01/2012 to 12/31/2012.........  $ 8.67023    $ 9.66614       28,617

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08101    $ 7.33097       28,762
   01/01/2009 to 12/31/2009.........  $ 7.33097    $ 8.86793       29,625
   01/01/2010 to 12/31/2010.........  $ 8.86793    $ 9.72995       29,810
   01/01/2011 to 12/31/2011.........  $ 9.72995    $ 9.36585       29,036
   01/01/2012 to 12/31/2012.........  $ 9.36585    $10.12571       27,448
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.45886    $ 5.95633            0
   01/01/2009 to 12/31/2009.........  $ 5.95633    $ 7.70368            0
   01/01/2010 to 12/31/2010.........  $ 7.70368    $ 9.71947            0
   01/01/2011 to 12/31/2011.........  $ 9.71947    $10.15692            0
   01/01/2012 to 12/31/2012.........  $10.15692    $11.48537            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.66823    $ 8.06950            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15217    $ 5.59124            0
   01/01/2009 to 12/31/2009.........  $ 5.59124    $ 7.27185            0
   01/01/2010 to 12/31/2010.........  $ 7.27185    $ 9.44933            0
   01/01/2011 to 12/31/2011.........  $ 9.44933    $ 8.04934            0
   01/01/2012 to 12/31/2012.........  $ 8.04934    $ 9.47502            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10352    $ 7.49086            0
   01/01/2009 to 12/31/2009.........  $ 7.49086    $ 8.90284            0
   01/01/2010 to 12/31/2010.........  $ 8.90284    $ 9.89103            0
   01/01/2011 to 12/31/2011.........  $ 9.89103    $ 9.45734            0
   01/01/2012 to 12/31/2012.........  $ 9.45734    $10.53557            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.05081    $ 6.68856        6,445
   01/01/2009 to 12/31/2009.........  $ 6.68856    $ 8.12119       12,852
   01/01/2010 to 12/31/2010.........  $ 8.12119    $ 9.10528        7,395
   01/01/2011 to 12/31/2011.........  $ 9.10528    $ 8.79235        6,290
   01/01/2012 to 12/31/2012.........  $ 8.79235    $ 9.53605        3,514
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19689    $ 6.13261        8,118
   01/01/2009 to 12/31/2009.........  $ 6.13261    $ 7.57385       33,561
   01/01/2010 to 12/31/2010.........  $ 7.57385    $ 8.83745       41,788
   01/01/2011 to 12/31/2011.........  $ 8.83745    $ 8.12580       19,244
   01/01/2012 to 12/31/2012.........  $ 8.12580    $ 8.99525       23,944

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99838    $ 7.46229         447
   01/01/2009 to 11/13/2009.........  $ 7.46229    $ 8.32307           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99837    $10.72497       4,655
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17506    $ 6.10465           0
   01/01/2009 to 12/31/2009.........  $ 6.10465    $ 8.08534           0
   01/01/2010 to 12/31/2010.........  $ 8.08534    $ 9.52771           0
   01/01/2011 to 12/31/2011.........  $ 9.52771    $ 8.87015           0
   01/01/2012 to 12/31/2012.........  $ 8.87015    $11.02655           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98704    $ 6.08795           0
   01/01/2009 to 12/31/2009.........  $ 6.08795    $ 8.91680           0
   01/01/2010 to 12/31/2010.........  $ 8.91680    $ 9.64107           0
   01/01/2011 to 12/31/2011.........  $ 9.64107    $ 9.07796           0
   01/01/2012 to 12/31/2012.........  $ 9.07796    $10.65840           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34177    $ 5.92701       2,881
   01/01/2009 to 12/31/2009.........  $ 5.92701    $ 6.92560           0
   01/01/2010 to 12/31/2010.........  $ 6.92560    $ 7.66452           0
   01/01/2011 to 12/31/2011.........  $ 7.66452    $ 7.09949           0
   01/01/2012 to 12/31/2012.........  $ 7.09949    $ 8.32876           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32662    $ 6.04394           0
   01/01/2009 to 12/31/2009.........  $ 6.04394    $ 9.30832         341
   01/01/2010 to 12/31/2010.........  $ 9.30832    $10.93481         357
   01/01/2011 to 12/31/2011.........  $10.93481    $10.40118         357
   01/01/2012 to 12/31/2012.........  $10.40118    $12.19665         357
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03326    $ 7.62849           0
   01/01/2009 to 12/31/2009.........  $ 7.62849    $ 9.48655           0
   01/01/2010 to 12/31/2010.........  $ 9.48655    $11.78990           0
   01/01/2011 to 12/31/2011.........  $11.78990    $11.70926           0
   01/01/2012 to 12/31/2012.........  $11.70926    $13.28002           0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.60380    $ 7.67272           0
   01/01/2009 to 12/31/2009.........  $ 7.67272    $10.19632           0
   01/01/2010 to 12/31/2010.........  $10.19632    $11.34562           0
   01/01/2011 to 12/31/2011.........  $11.34562    $11.47618           0
   01/01/2012 to 12/31/2012.........  $11.47618    $12.81144           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08919    $ 7.59959        4,254
   01/01/2009 to 12/31/2009.........  $ 7.59959    $ 9.19243        5,320
   01/01/2010 to 12/31/2010.........  $ 9.19243    $10.05726        5,286
   01/01/2011 to 12/31/2011.........  $10.05726    $ 9.81014        4,057
   01/01/2012 to 12/31/2012.........  $ 9.81014    $10.59140        4,802
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.49604    $ 5.39424        1,348
   01/01/2009 to 12/31/2009.........  $ 5.39424    $ 7.15452            0
   01/01/2010 to 12/31/2010.........  $ 7.15452    $ 8.03101            0
   01/01/2011 to 12/31/2011.........  $ 8.03101    $ 6.85583            0
   01/01/2012 to 12/31/2012.........  $ 6.85583    $ 8.08984            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.87987    $ 5.74172        1,274
   01/01/2009 to 12/31/2009.........  $ 5.74172    $ 7.34575            0
   01/01/2010 to 12/31/2010.........  $ 7.34575    $ 7.99967            0
   01/01/2011 to 12/31/2011.........  $ 7.99967    $ 6.85845            0
   01/01/2012 to 12/31/2012.........  $ 6.85845    $ 7.84487            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02949    $10.76729       61,513
   01/01/2009 to 12/31/2009.........  $10.76729    $11.74908       15,314
   01/01/2010 to 12/31/2010.........  $11.74908    $12.76362        1,040
   01/01/2011 to 12/31/2011.........  $12.76362    $14.07075       43,576
   01/01/2012 to 12/31/2012.........  $14.07075    $15.09093       17,057
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11170    $ 7.12451            0
   01/01/2009 to 12/31/2009.........  $ 7.12451    $ 8.84721            0
   01/01/2010 to 12/31/2010.........  $ 8.84721    $ 9.87201            0
   01/01/2011 to 12/31/2011.........  $ 9.87201    $ 9.62331            0
   01/01/2012 to 12/31/2012.........  $ 9.62331    $10.71552            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.21811    $ 7.81882        2,069
   01/01/2009 to 12/31/2009.........  $ 7.81882    $ 9.35320        3,349
   01/01/2010 to 12/31/2010.........  $ 9.35320    $ 9.84066        3,622
   01/01/2011 to 12/31/2011.........  $ 9.84066    $ 9.67022        2,090
   01/01/2012 to 12/31/2012.........  $ 9.67022    $10.49628        2,839
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08376    $10.28629            0
   01/01/2010 to 12/31/2010.........  $10.28629    $11.22561            0
   01/01/2011 to 12/31/2011.........  $11.22561    $11.07842            0
   01/01/2012 to 12/31/2012.........  $11.07842    $12.50999            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14514    $10.29611           0
   01/01/2010 to 12/31/2010.........  $10.29611    $11.47933           0
   01/01/2011 to 12/31/2011.........  $11.47933    $10.59336           0
   01/01/2012 to 12/31/2012.........  $10.59336    $11.75942           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06285    $ 5.93648       2,858
   01/01/2009 to 12/31/2009.........  $ 5.93648    $ 7.90824       2,426
   01/01/2010 to 12/31/2010.........  $ 7.90824    $ 8.30893       2,731
   01/01/2011 to 12/31/2011.........  $ 8.30893    $ 7.40062       2,731
   01/01/2012 to 12/31/2012.........  $ 7.40062    $ 8.84469       2,731
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15168    $ 5.47685           0
   01/01/2009 to 12/31/2009.........  $ 5.47685    $ 6.41273           0
   01/01/2010 to 12/31/2010.........  $ 6.41273    $ 7.11421           0
   01/01/2011 to 12/31/2011.........  $ 7.11421    $ 6.68293           0
   01/01/2012 to 12/31/2012.........  $ 6.68293    $ 7.65784           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37930    $ 7.81406           0
   01/01/2009 to 12/31/2009.........  $ 7.81406    $10.31155           0
   01/01/2010 to 12/31/2010.........  $10.31155    $11.46522           0
   01/01/2011 to 12/31/2011.........  $11.46522    $12.38372           0
   01/01/2012 to 12/31/2012.........  $12.38372    $12.86007           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98124    $ 5.97186           0
   01/01/2009 to 12/31/2009.........  $ 5.97186    $ 7.59687       2,099
   01/01/2010 to 12/31/2010.........  $ 7.59687    $ 8.91884       2,262
   01/01/2011 to 12/31/2011.........  $ 8.91884    $ 8.66411       2,262
   01/01/2012 to 12/31/2012.........  $ 8.66411    $ 9.53565       2,262
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17077    $ 6.74262           0
   01/01/2009 to 12/31/2009.........  $ 6.74262    $ 8.69300           0
   01/01/2010 to 12/31/2010.........  $ 8.69300    $ 9.54906           0
   01/01/2011 to 12/31/2011.........  $ 9.54906    $ 9.06853           0
   01/01/2012 to 12/31/2012.........  $ 9.06853    $10.94202           0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37511    $ 6.71375           0
   01/01/2009 to 12/31/2009.........  $ 6.71375    $ 8.18166           0
   01/01/2010 to 12/31/2010.........  $ 8.18166    $ 9.04647           0
   01/01/2011 to 12/31/2011.........  $ 9.04647    $ 8.81632           0
   01/01/2012 to 12/31/2012.........  $ 8.81632    $10.11951           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99837    $10.18469           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74562    $ 5.90672           0
   01/01/2009 to 12/31/2009.........  $ 5.90672    $ 8.04258         788
   01/01/2010 to 12/31/2010.........  $ 8.04258    $ 9.74614         813
   01/01/2011 to 12/31/2011.........  $ 9.74614    $ 9.22525         813
   01/01/2012 to 12/31/2012.........  $ 9.22525    $10.70891         813
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15985    $10.16688       4,229
   01/01/2009 to 12/31/2009.........  $10.16688    $ 9.99180           1
   01/01/2010 to 12/31/2010.........  $ 9.99180    $ 9.79807           1
   01/01/2011 to 12/31/2011.........  $ 9.79807    $ 9.60811           1
   01/01/2012 to 12/31/2012.........  $ 9.60811    $ 9.42024           1
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.65192    $ 5.66775           0
   01/01/2009 to 12/31/2009.........  $ 5.66775    $ 7.81493           0
   01/01/2010 to 12/31/2010.........  $ 7.81493    $ 9.45711           0
   01/01/2011 to 12/31/2011.........  $ 9.45711    $ 9.04138           0
   01/01/2012 to 12/31/2012.........  $ 9.04138    $10.38176           0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02828    $10.06521           0
   01/01/2012 to 12/31/2012.........  $10.06521    $10.34809           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.54437    $ 5.84206           0
   01/01/2009 to 12/31/2009.........  $ 5.84206    $ 7.43344           0
   01/01/2010 to 12/31/2010.........  $ 7.43344    $ 9.37744           0
   01/01/2011 to 12/31/2011.........  $ 9.37744    $ 9.34868           0
   01/01/2012 to 12/31/2012.........  $ 9.34868    $10.29967           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15161    $ 6.32280           0
   01/01/2009 to 12/31/2009.........  $ 6.32280    $ 7.59732           0
   01/01/2010 to 12/31/2010.........  $ 7.59732    $ 8.95779           0
   01/01/2011 to 04/29/2011.........  $ 8.95779    $10.03712           0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99837    $10.30137           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10112    $ 5.56589           0
   01/01/2009 to 12/31/2009.........  $ 5.56589    $ 9.08604           0
   01/01/2010 to 12/31/2010.........  $ 9.08604    $10.89161           0
   01/01/2011 to 12/31/2011.........  $10.89161    $ 8.51341           0
   01/01/2012 to 12/31/2012.........  $ 8.51341    $ 9.84244           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.50651    $10.24080            0
   01/01/2009 to 12/31/2009.........  $10.24080    $11.06679            0
   01/01/2010 to 12/31/2010.........  $11.06679    $11.27238            0
   01/01/2011 to 12/31/2011.........  $11.27238    $11.29986            0
   01/01/2012 to 12/31/2012.........  $11.29986    $11.59769            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.86023    $10.14838        2,807
   01/01/2009 to 12/31/2009.........  $10.14838    $11.59335       21,614
   01/01/2010 to 12/31/2010.........  $11.59335    $12.24288       20,728
   01/01/2011 to 12/31/2011.........  $12.24288    $12.38430       20,728
   01/01/2012 to 12/31/2012.........  $12.38430    $13.27246       20,728
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.41138    $ 8.27260       43,668
   01/01/2009 to 12/31/2009.........  $ 8.27260    $ 9.73531       43,451
   01/01/2010 to 12/31/2010.........  $ 9.73531    $10.55321       21,482
   01/01/2011 to 12/31/2011.........  $10.55321    $10.44937       28,626
   01/01/2012 to 12/31/2012.........  $10.44937    $11.30668       26,053
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01829    $10.06512            0
   01/01/2012 to 12/31/2012.........  $10.06512    $10.56877            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.29071    $ 5.84939            0
   01/01/2009 to 12/31/2009.........  $ 5.84939    $ 6.98586            0
   01/01/2010 to 12/31/2010.........  $ 6.98586    $ 7.87945            0
   01/01/2011 to 12/31/2011.........  $ 7.87945    $ 7.99204            0
   01/01/2012 to 12/31/2012.........  $ 7.99204    $ 9.30824            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99837    $ 8.88085            0
   01/01/2012 to 12/31/2012.........  $ 8.88085    $ 9.85166            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09919    $ 6.68338            0
   01/01/2009 to 12/31/2009.........  $ 6.68338    $ 8.31141            0
   01/01/2010 to 12/31/2010.........  $ 8.31141    $ 9.31690            0
   01/01/2011 to 12/31/2011.........  $ 9.31690    $ 8.91610            0
   01/01/2012 to 12/31/2012.........  $ 8.91610    $10.13078            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14713    $ 7.12072        5,321
   01/01/2009 to 12/31/2009.........  $ 7.12072    $ 8.89454        7,095
   01/01/2010 to 12/31/2010.........  $ 8.89454    $ 9.75005        7,148
   01/01/2011 to 12/31/2011.........  $ 9.75005    $ 9.23576        5,301
   01/01/2012 to 12/31/2012.........  $ 9.23576    $10.06253        6,173

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.46336    $ 6.28194            0
   01/01/2009 to 12/31/2009.........  $ 6.28194    $ 8.24680            0
   01/01/2010 to 12/31/2010.........  $ 8.24680    $11.02938            0
   01/01/2011 to 12/31/2011.........  $11.02938    $10.70717            0
   01/01/2012 to 12/31/2012.........  $10.70717    $11.77465            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34639    $ 6.50560        1,503
   01/01/2009 to 12/31/2009.........  $ 6.50560    $ 8.09990            0
   01/01/2010 to 12/31/2010.........  $ 8.09990    $10.00506            0
   01/01/2011 to 12/31/2011.........  $10.00506    $ 9.22265            0
   01/01/2012 to 12/31/2012.........  $ 9.22265    $10.68323            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.03863    $ 7.39806       27,037
   01/01/2009 to 12/31/2009.........  $ 7.39806    $ 9.00350       31,614
   01/01/2010 to 12/31/2010.........  $ 9.00350    $ 9.84496       28,629
   01/01/2011 to 12/31/2011.........  $ 9.84496    $ 9.84336       26,239
   01/01/2012 to 12/31/2012.........  $ 9.84336    $10.95219       18,559
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.02155    $ 5.39723            0
   01/01/2009 to 12/31/2009.........  $ 5.39723    $ 6.55037        3,892
   01/01/2010 to 12/31/2010.........  $ 6.55037    $ 7.27236        4,259
   01/01/2011 to 12/31/2011.........  $ 7.27236    $ 7.01293        4,259
   01/01/2012 to 12/31/2012.........  $ 7.01293    $ 8.06098        4,259
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.99567    $10.13609            0
   01/01/2009 to 12/31/2009.........  $10.13609    $11.14105            0
   01/01/2010 to 12/31/2010.........  $11.14105    $11.54964            0
   01/01/2011 to 12/31/2011.........  $11.54964    $11.79014            0
   01/01/2012 to 12/31/2012.........  $11.79014    $12.16219            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.61495    $ 5.86411            0
   01/01/2009 to 12/31/2009.........  $ 5.86411    $ 8.81748            0
   01/01/2010 to 12/31/2010.........  $ 8.81748    $10.01116            0
   01/01/2011 to 12/31/2011.........  $10.01116    $ 9.64854            0
   01/01/2012 to 12/31/2012.........  $ 9.64854    $11.12194            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.03339    $ 5.69990            0
   01/01/2009 to 12/31/2009.........  $ 5.69990    $ 8.34555            0
   01/01/2010 to 12/31/2010.........  $ 8.34555    $ 9.85534            0
   01/01/2011 to 12/31/2011.........  $ 9.85534    $ 8.22064            0
   01/01/2012 to 12/31/2012.........  $ 8.22064    $ 8.35035            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74663    $ 5.84907           0
   01/01/2009 to 12/31/2009.........  $ 5.84907    $ 7.36456           0
   01/01/2010 to 12/31/2010.........  $ 7.36456    $ 8.27666           0
   01/01/2011 to 12/31/2011.........  $ 8.27666    $ 7.83397           0
   01/01/2012 to 12/31/2012.........  $ 7.83397    $ 8.52527           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22718    $ 9.27028           0
   01/01/2009 to 12/31/2009.........  $ 9.27028    $10.14521           0
   01/01/2010 to 12/31/2010.........  $10.14521    $10.72156           0
   01/01/2011 to 12/31/2011.........  $10.72156    $11.14467           0
   01/01/2012 to 12/31/2012.........  $11.14467    $11.78346           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07802    $ 6.62866       4,343
   01/01/2009 to 12/31/2009.........  $ 6.62866    $ 8.45227       5,708
   01/01/2010 to 12/31/2010.........  $ 8.45227    $ 9.13481       5,179
   01/01/2011 to 12/31/2011.........  $ 9.13481    $ 8.80608       4,303
   01/01/2012 to 09/21/2012.........  $ 8.80608    $ 9.84281           0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.25%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.25%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09259    $10.40836       35,752
   01/01/2008 to 12/31/2008.........  $10.40836    $ 6.93900      105,752
   01/01/2009 to 12/31/2009.........  $ 6.93900    $ 8.43907      103,608
   01/01/2010 to 12/31/2010.........  $ 8.43907    $ 9.24057      101,061
   01/01/2011 to 12/31/2011.........  $ 9.24057    $ 8.79690       97,977
   01/01/2012 to 12/31/2012.........  $ 8.79690    $ 9.68389       94,375
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11424    $10.45911        4,361
   01/01/2008 to 12/31/2008.........  $10.45911    $ 7.18015        4,026
   01/01/2009 to 12/31/2009.........  $ 7.18015    $ 8.86174        4,268
   01/01/2010 to 12/31/2010.........  $ 8.86174    $ 9.85443        4,407
   01/01/2011 to 12/31/2011.........  $ 9.85443    $ 9.64842        3,861
   01/01/2012 to 12/31/2012.........  $ 9.64842    $10.72340        3,994
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06566    $ 9.53605            0
   01/01/2008 to 12/31/2008.........  $ 9.53605    $ 6.08557            0
   01/01/2009 to 12/31/2009.........  $ 6.08557    $ 7.00925            0
   01/01/2010 to 12/31/2010.........  $ 7.00925    $ 7.80396            0
   01/01/2011 to 12/31/2011.........  $ 7.80396    $ 7.90470            0
   01/01/2012 to 05/04/2012.........  $ 7.90470    $ 8.57225            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07636    $10.41889            0
   01/01/2008 to 12/31/2008.........  $10.41889    $ 7.26485        6,336
   01/01/2009 to 12/31/2009.........  $ 7.26485    $ 8.76001        5,968
   01/01/2010 to 12/31/2010.........  $ 8.76001    $ 9.62204        5,653
   01/01/2011 to 12/31/2011.........  $ 9.62204    $ 9.29593        5,360
   01/01/2012 to 12/31/2012.........  $ 9.29593    $10.22495            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99817    $ 9.13225         0
   01/01/2012 to 12/31/2012.........  $ 9.13225    $ 9.99312         0
AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07742    $ 9.79053         0
   01/01/2008 to 12/31/2008.........  $ 9.79053    $ 6.00324         0
   01/01/2009 to 12/31/2009.........  $ 6.00324    $ 6.94298         0
   01/01/2010 to 12/31/2010.........  $ 6.94298    $ 7.63496         0
   01/01/2011 to 12/31/2011.........  $ 7.63496    $ 7.43019         0
   01/01/2012 to 12/31/2012.........  $ 7.43019    $ 8.23998         0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009........  $ 9.93817    $ 9.60029         0
   01/01/2010 to 12/31/2010.........  $ 9.60029    $10.38175         0
   01/01/2011 to 12/31/2011.........  $10.38175    $11.13198         0
   01/01/2012 to 12/31/2012.........  $11.13198    $11.33966         0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009........  $ 9.92260    $ 9.66602         0
   01/01/2010 to 12/31/2010.........  $ 9.66602    $10.51037         0
   01/01/2011 to 12/31/2011.........  $10.51037    $11.67502         0
   01/01/2012 to 12/31/2012.........  $11.67502    $12.07002         0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009........  $ 9.90537    $ 9.56692         0
   01/01/2010 to 12/31/2010.........  $ 9.56692    $10.41909         0
   01/01/2011 to 12/31/2011.........  $10.41909    $11.81750         0
   01/01/2012 to 12/31/2012.........  $11.81750    $12.23378         0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009........  $ 9.88409    $ 9.24215         0
   01/01/2010 to 12/31/2010.........  $ 9.24215    $10.10897         0
   01/01/2011 to 12/31/2011.........  $10.10897    $11.73297         0
   01/01/2012 to 12/31/2012.........  $11.73297    $12.19909         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99756    $10.96313         0
   01/01/2011 to 12/31/2011.........  $10.96313    $12.89858         0
   01/01/2012 to 12/31/2012.........  $12.89858    $13.47101         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99817    $11.97123         0
   01/01/2012 to 12/31/2012.........  $11.97123    $12.39162         0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99756    $10.35614         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11572    $10.39394        2,313
   01/01/2008 to 12/31/2008.........  $10.39394    $ 6.61333       31,383
   01/01/2009 to 12/31/2009.........  $ 6.61333    $ 8.10575       29,699
   01/01/2010 to 12/31/2010.........  $ 8.10575    $ 8.98747       30,032
   01/01/2011 to 12/31/2011.........  $ 8.98747    $ 8.57641       26,340
   01/01/2012 to 12/31/2012.........  $ 8.57641    $ 9.53801       25,322
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08094    $ 7.31892            0
   01/01/2009 to 12/31/2009.........  $ 7.31892    $ 8.83168            0
   01/01/2010 to 12/31/2010.........  $ 8.83168    $ 9.66656            0
   01/01/2011 to 12/31/2011.........  $ 9.66656    $ 9.28221            0
   01/01/2012 to 12/31/2012.........  $ 9.28221    $10.01073            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10546    $ 9.34498            0
   01/01/2008 to 12/31/2008.........  $ 9.34498    $ 5.93547            0
   01/01/2009 to 12/31/2009.........  $ 5.93547    $ 7.65792            0
   01/01/2010 to 12/31/2010.........  $ 7.65792    $ 9.63797            0
   01/01/2011 to 12/31/2011.........  $ 9.63797    $10.04709            0
   01/01/2012 to 12/31/2012.........  $10.04709    $11.33335            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12689    $ 8.81330            0
   01/01/2008 to 07/18/2008.........  $ 8.81330    $ 8.05024            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09479    $10.19042            0
   01/01/2008 to 12/31/2008.........  $10.19042    $ 5.57163            0
   01/01/2009 to 12/31/2009.........  $ 5.57163    $ 7.22865            0
   01/01/2010 to 12/31/2010.........  $ 7.22865    $ 9.37021            0
   01/01/2011 to 12/31/2011.........  $ 9.37021    $ 7.96243            0
   01/01/2012 to 12/31/2012.........  $ 7.96243    $ 9.34974            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10345    $ 7.47848            0
   01/01/2009 to 12/31/2009.........  $ 7.47848    $ 8.86641            0
   01/01/2010 to 12/31/2010.........  $ 8.86641    $ 9.82645            0
   01/01/2011 to 12/31/2011.........  $ 9.82645    $ 9.37271            0
   01/01/2012 to 12/31/2012.........  $ 9.37271    $10.41563            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08842    $10.40308       36,393
   01/01/2008 to 12/31/2008.........  $10.40308    $ 6.66519       48,519
   01/01/2009 to 12/31/2009.........  $ 6.66519    $ 8.07303       36,333
   01/01/2010 to 12/31/2010.........  $ 8.07303    $ 9.02920       35,724
   01/01/2011 to 12/31/2011.........  $ 9.02920    $ 8.69762       35,387
   01/01/2012 to 12/31/2012.........  $ 8.69762    $ 9.41022       34,147

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12407    $10.53944       3,839
   01/01/2008 to 12/31/2008.........  $10.53944    $ 6.11107       7,192
   01/01/2009 to 12/31/2009.........  $ 6.11107    $ 7.52883       7,929
   01/01/2010 to 12/31/2010.........  $ 7.52883    $ 8.76348       4,225
   01/01/2011 to 12/31/2011.........  $ 8.76348    $ 8.03805       4,222
   01/01/2012 to 12/31/2012.........  $ 8.03805    $ 8.87626       4,220
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99818    $ 7.45395           0
   01/01/2009 to 11/13/2009.........  $ 7.45395    $ 8.29610           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99817    $10.70716       6,403
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17485    $ 6.09787           0
   01/01/2009 to 12/31/2009.........  $ 6.09787    $ 8.05662           0
   01/01/2010 to 12/31/2010.........  $ 8.05662    $ 9.47077           0
   01/01/2011 to 12/31/2011.........  $ 9.47077    $ 8.79564           0
   01/01/2012 to 12/31/2012.........  $ 8.79564    $10.90705           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13366    $10.38560           0
   01/01/2008 to 12/31/2008.........  $10.38560    $ 6.06661           0
   01/01/2009 to 12/31/2009.........  $ 6.06661    $ 8.86369           0
   01/01/2010 to 12/31/2010.........  $ 8.86369    $ 9.56020           0
   01/01/2011 to 12/31/2011.........  $ 9.56020    $ 8.97984           0
   01/01/2012 to 12/31/2012.........  $ 8.97984    $10.51733           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07317    $10.18268           0
   01/01/2008 to 12/31/2008.........  $10.18268    $ 5.90611           0
   01/01/2009 to 12/31/2009.........  $ 5.90611    $ 6.88429           0
   01/01/2010 to 12/31/2010.........  $ 6.88429    $ 7.60027           0
   01/01/2011 to 12/31/2011.........  $ 7.60027    $ 7.02277           0
   01/01/2012 to 12/31/2012.........  $ 7.02277    $ 8.21850           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12362    $10.40181           0
   01/01/2008 to 12/31/2008.........  $10.40181    $ 6.02276           0
   01/01/2009 to 12/31/2009.........  $ 6.02276    $ 9.25287           0
   01/01/2010 to 12/31/2010.........  $ 9.25287    $10.84297           0
   01/01/2011 to 12/31/2011.........  $10.84297    $10.28861           0
   01/01/2012 to 12/31/2012.........  $10.28861    $12.03503           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03306    $ 7.61996           0
   01/01/2009 to 12/31/2009.........  $ 7.61996    $ 9.45270           0
   01/01/2010 to 12/31/2010.........  $ 9.45270    $11.71899           0
   01/01/2011 to 12/31/2011.........  $11.71899    $11.61038           0
   01/01/2012 to 12/31/2012.........  $11.61038    $13.13563           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01047    $10.50020            0
   01/01/2008 to 12/31/2008.........  $10.50020    $ 7.64586            0
   01/01/2009 to 12/31/2009.........  $ 7.64586    $10.13591            0
   01/01/2010 to 12/31/2010.........  $10.13591    $11.25074            0
   01/01/2011 to 12/31/2011.........  $11.25074    $11.35230            0
   01/01/2012 to 12/31/2012.........  $11.35230    $12.64204            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08912    $ 7.58712            0
   01/01/2009 to 12/31/2009.........  $ 7.58712    $ 9.15495            0
   01/01/2010 to 12/31/2010.........  $ 9.15495    $ 9.99172            0
   01/01/2011 to 12/31/2011.........  $ 9.99172    $ 9.72241            0
   01/01/2012 to 12/31/2012.........  $ 9.72241    $10.47090            0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24152    $11.04445            0
   01/01/2008 to 12/31/2008.........  $11.04445    $ 5.37533            0
   01/01/2009 to 12/31/2009.........  $ 5.37533    $ 7.11204            0
   01/01/2010 to 12/31/2010.........  $ 7.11204    $ 7.96369            0
   01/01/2011 to 12/31/2011.........  $ 7.96369    $ 6.78190            0
   01/01/2012 to 12/31/2012.........  $ 6.78190    $ 7.98291            0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18829    $10.44818            0
   01/01/2008 to 12/31/2008.........  $10.44818    $ 5.72167            0
   01/01/2009 to 12/31/2009.........  $ 5.72167    $ 7.30212            0
   01/01/2010 to 12/31/2010.........  $ 7.30212    $ 7.93270            0
   01/01/2011 to 12/31/2011.........  $ 7.93270    $ 6.78440            0
   01/01/2012 to 12/31/2012.........  $ 6.78440    $ 7.74111            0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11164    $ 7.11280            0
   01/01/2009 to 12/31/2009.........  $ 7.11280    $ 8.81105            0
   01/01/2010 to 12/31/2010.........  $ 8.81105    $ 9.80753            0
   01/01/2011 to 12/31/2011.........  $ 9.80753    $ 9.53709            0
   01/01/2012 to 12/31/2012.........  $ 9.53709    $10.59352            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08268    $ 9.67051        1,198
   01/01/2008 to 12/31/2008.........  $ 9.67051    $ 7.79152       15,325
   01/01/2009 to 12/31/2009.........  $ 7.79152    $ 9.29772       29,382
   01/01/2010 to 12/31/2010.........  $ 9.29772    $ 9.75836       29,316
   01/01/2011 to 12/31/2011.........  $ 9.75836    $ 9.56595       22,336
   01/01/2012 to 12/31/2012.........  $ 9.56595    $10.35760       25,063

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08356    $10.28296         0
   01/01/2010 to 12/31/2010.........  $10.28296    $11.19445         0
   01/01/2011 to 12/31/2011.........  $11.19445    $11.02056         0
   01/01/2012 to 12/31/2012.........  $11.02056    $12.41412         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14494    $10.29276         0
   01/01/2010 to 12/31/2010.........  $10.29276    $11.44743         0
   01/01/2011 to 12/31/2011.........  $11.44743    $10.53811         0
   01/01/2012 to 12/31/2012.........  $10.53811    $11.66936         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18169    $10.31917         0
   01/01/2008 to 12/31/2008.........  $10.31917    $ 5.91568         0
   01/01/2009 to 12/31/2009.........  $ 5.91568    $ 7.86117         0
   01/01/2010 to 12/31/2010.........  $ 7.86117    $ 8.23915         0
   01/01/2011 to 12/31/2011.........  $ 8.23915    $ 7.32044         0
   01/01/2012 to 12/31/2012.........  $ 7.32044    $ 8.72738         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09172    $ 9.53794         0
   01/01/2008 to 12/31/2008.........  $ 9.53794    $ 5.45762         0
   01/01/2009 to 12/31/2009.........  $ 5.45762    $ 6.37465         0
   01/01/2010 to 12/31/2010.........  $ 6.37465    $ 7.05469         0
   01/01/2011 to 12/31/2011.........  $ 7.05469    $ 6.61075         0
   01/01/2012 to 12/31/2012.........  $ 6.61075    $ 7.55656         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00663    $10.37439         0
   01/01/2008 to 12/31/2008.........  $10.37439    $ 7.78667         0
   01/01/2009 to 12/31/2009.........  $ 7.78667    $10.25013         0
   01/01/2010 to 12/31/2010.........  $10.25013    $11.36902         0
   01/01/2011 to 12/31/2011.........  $11.36902    $12.24988         0
   01/01/2012 to 12/31/2012.........  $12.24988    $12.68991         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13268    $10.80077         0
   01/01/2008 to 12/31/2008.........  $10.80077    $ 5.95100         0
   01/01/2009 to 12/31/2009.........  $ 5.95100    $ 7.55184         0
   01/01/2010 to 12/31/2010.........  $ 7.55184    $ 8.84435         0
   01/01/2011 to 12/31/2011.........  $ 8.84435    $ 8.57068         0
   01/01/2012 to 12/31/2012.........  $ 8.57068    $ 9.40965         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15607    $10.40826         0
   01/01/2008 to 12/31/2008.........  $10.40826    $ 6.71901         0
   01/01/2009 to 12/31/2009.........  $ 6.71901    $ 8.64125         0
   01/01/2010 to 12/31/2010.........  $ 8.64125    $ 9.46896         0
   01/01/2011 to 12/31/2011.........  $ 9.46896    $ 8.97047         0
   01/01/2012 to 12/31/2012.........  $ 8.97047    $10.79709         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10817    $10.74006         0
   01/01/2008 to 12/31/2008.........  $10.74006    $ 6.69032         0
   01/01/2009 to 12/31/2009.........  $ 6.69032    $ 8.13318         0
   01/01/2010 to 12/31/2010.........  $ 8.13318    $ 8.97093         0
   01/01/2011 to 12/31/2011.........  $ 8.97093    $ 8.72140         0
   01/01/2012 to 12/31/2012.........  $ 8.72140    $ 9.98605         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99817    $10.17546         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07716    $ 9.72712         0
   01/01/2008 to 12/31/2008.........  $ 9.72712    $ 5.88593         0
   01/01/2009 to 12/31/2009.........  $ 5.88593    $ 7.99459         0
   01/01/2010 to 12/31/2010.........  $ 7.99459    $ 9.66434         0
   01/01/2011 to 12/31/2011.........  $ 9.66434    $ 9.12547         0
   01/01/2012 to 12/31/2012.........  $ 9.12547    $10.56706         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99949    $10.10594         0
   01/01/2008 to 12/31/2008.........  $10.10594    $10.13142         0
   01/01/2009 to 12/31/2009.........  $10.13142    $ 9.93250         0
   01/01/2010 to 12/31/2010.........  $ 9.93250    $ 9.71606         0
   01/01/2011 to 12/31/2011.........  $ 9.71606    $ 9.50427         0
   01/01/2012 to 12/31/2012.........  $ 9.50427    $ 9.29512         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10429    $10.00185         0
   01/01/2008 to 12/31/2008.........  $10.00185    $ 5.64787         0
   01/01/2009 to 12/31/2009.........  $ 5.64787    $ 7.76834         0
   01/01/2010 to 12/31/2010.........  $ 7.76834    $ 9.37771         0
   01/01/2011 to 12/31/2011.........  $ 9.37771    $ 8.94345         0
   01/01/2012 to 12/31/2012.........  $ 8.94345    $10.24423         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02808    $10.06094         0
   01/01/2012 to 12/31/2012.........  $10.06094    $10.31832         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15795    $10.47719         0
   01/01/2008 to 12/31/2008.........  $10.47719    $ 5.82159         0
   01/01/2009 to 12/31/2009.........  $ 5.82159    $ 7.38931         0
   01/01/2010 to 12/31/2010.........  $ 7.38931    $ 9.29890         0
   01/01/2011 to 12/31/2011.........  $ 9.29890    $ 9.24765         0
   01/01/2012 to 12/31/2012.........  $ 9.24765    $10.16338         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05097    $11.21223           0
   01/01/2008 to 12/31/2008.........  $11.21223    $ 6.30059           0
   01/01/2009 to 12/31/2009.........  $ 6.30059    $ 7.55208           0
   01/01/2010 to 12/31/2010.........  $ 7.55208    $ 8.88250           0
   01/01/2011 to 04/29/2011.........  $ 8.88250    $ 9.94479           0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99817    $10.28427           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10092    $ 5.55968           0
   01/01/2009 to 12/31/2009.........  $ 5.55968    $ 9.05371           0
   01/01/2010 to 12/31/2010.........  $ 9.05371    $10.82608           0
   01/01/2011 to 12/31/2011.........  $10.82608    $ 8.44144           0
   01/01/2012 to 12/31/2012.........  $ 8.44144    $ 9.73520           0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99817    $10.31976           0
   01/01/2008 to 12/31/2008.........  $10.31976    $10.20502           0
   01/01/2009 to 12/31/2009.........  $10.20502    $11.00111           0
   01/01/2010 to 12/31/2010.........  $11.00111    $11.17807           0
   01/01/2011 to 12/31/2011.........  $11.17807    $11.17792           0
   01/01/2012 to 12/31/2012.........  $11.17792    $11.44441           0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98954    $10.57963           0
   01/01/2008 to 12/31/2008.........  $10.57963    $10.11299           0
   01/01/2009 to 12/31/2009.........  $10.11299    $11.52465           0
   01/01/2010 to 12/31/2010.........  $11.52465    $12.14060           0
   01/01/2011 to 12/31/2011.........  $12.14060    $12.25092           0
   01/01/2012 to 12/31/2012.........  $12.25092    $13.09743           0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05193    $10.46930           0
   01/01/2008 to 12/31/2008.........  $10.46930    $ 8.24363       7,614
   01/01/2009 to 12/31/2009.........  $ 8.24363    $ 9.67745       7,605
   01/01/2010 to 12/31/2010.........  $ 9.67745    $10.46483       7,598
   01/01/2011 to 12/31/2011.........  $10.46483    $10.33653       7,591
   01/01/2012 to 12/31/2012.........  $10.33653    $11.15714       6,122
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01809    $10.06081           0
   01/01/2012 to 12/31/2012.........  $10.06081    $10.53829           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08286    $ 9.72566            0
   01/01/2008 to 12/31/2008.........  $ 9.72566    $ 5.82874            0
   01/01/2009 to 12/31/2009.........  $ 5.82874    $ 6.94419            0
   01/01/2010 to 12/31/2010.........  $ 6.94419    $ 7.81316            0
   01/01/2011 to 12/31/2011.........  $ 7.81316    $ 7.90544            0
   01/01/2012 to 12/31/2012.........  $ 7.90544    $ 9.18480            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99817    $ 8.86623            0
   01/01/2012 to 12/31/2012.........  $ 8.86623    $ 9.81140            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09912    $ 6.67241            0
   01/01/2009 to 12/31/2009.........  $ 6.67241    $ 8.27737            0
   01/01/2010 to 12/31/2010.........  $ 8.27737    $ 9.25612            0
   01/01/2011 to 12/31/2011.........  $ 9.25612    $ 8.83628            0
   01/01/2012 to 12/31/2012.........  $ 8.83628    $10.01554            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08161    $10.39352            0
   01/01/2008 to 12/31/2008.........  $10.39352    $ 7.09576            0
   01/01/2009 to 12/31/2009.........  $ 7.09576    $ 8.84173            0
   01/01/2010 to 12/31/2010.........  $ 8.84173    $ 9.66838            0
   01/01/2011 to 12/31/2011.........  $ 9.66838    $ 9.13597            0
   01/01/2012 to 12/31/2012.........  $ 9.13597    $ 9.92933            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09627    $ 9.84748            0
   01/01/2008 to 12/31/2008.........  $ 9.84748    $ 6.25989            0
   01/01/2009 to 12/31/2009.........  $ 6.25989    $ 8.19774            0
   01/01/2010 to 12/31/2010.........  $ 8.19774    $10.93692            0
   01/01/2011 to 12/31/2011.........  $10.93692    $10.59155            0
   01/01/2012 to 12/31/2012.........  $10.59155    $11.61894            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09240    $ 9.43184            0
   01/01/2008 to 12/31/2008.........  $ 9.43184    $ 6.48284            0
   01/01/2009 to 12/31/2009.........  $ 6.48284    $ 8.05172            0
   01/01/2010 to 12/31/2010.........  $ 8.05172    $ 9.92121            0
   01/01/2011 to 12/31/2011.........  $ 9.92121    $ 9.12303            0
   01/01/2012 to 12/31/2012.........  $ 9.12303    $10.54186            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06940    $10.17909       15,839
   01/01/2008 to 12/31/2008.........  $10.17909    $ 7.37218       17,054
   01/01/2009 to 12/31/2009.........  $ 7.37218    $ 8.95004       21,617
   01/01/2010 to 12/31/2010.........  $ 8.95004    $ 9.76253       24,155
   01/01/2011 to 12/31/2011.........  $ 9.76253    $ 9.73710       21,612
   01/01/2012 to 12/31/2012.........  $ 9.73710    $10.80731        8,819

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09050    $ 9.46330         0
   01/01/2008 to 12/31/2008.........  $ 9.46330    $ 5.37837         0
   01/01/2009 to 12/31/2009.........  $ 5.37837    $ 6.51148         0
   01/01/2010 to 12/31/2010.........  $ 6.51148    $ 7.21138         0
   01/01/2011 to 12/31/2011.........  $ 7.21138    $ 6.93698         0
   01/01/2012 to 12/31/2012.........  $ 6.93698    $ 7.95422         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00660    $10.58572         0
   01/01/2008 to 12/31/2008.........  $10.58572    $10.10058         0
   01/01/2009 to 12/31/2009.........  $10.10058    $11.07476         0
   01/01/2010 to 12/31/2010.........  $11.07476    $11.45282         0
   01/01/2011 to 12/31/2011.........  $11.45282    $11.66279         0
   01/01/2012 to 12/31/2012.........  $11.66279    $12.00139         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14498    $10.05385         0
   01/01/2008 to 12/31/2008.........  $10.05385    $ 5.84358         0
   01/01/2009 to 12/31/2009.........  $ 5.84358    $ 8.76503         0
   01/01/2010 to 12/31/2010.........  $ 8.76503    $ 9.92720         0
   01/01/2011 to 12/31/2011.........  $ 9.92720    $ 9.54415         0
   01/01/2012 to 12/31/2012.........  $ 9.54415    $10.97465         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.17994    $11.61278         0
   01/01/2008 to 12/31/2008.........  $11.61278    $ 5.67991         0
   01/01/2009 to 12/31/2009.........  $ 5.67991    $ 8.29598         0
   01/01/2010 to 12/31/2010.........  $ 8.29598    $ 9.77266         0
   01/01/2011 to 12/31/2011.........  $ 9.77266    $ 8.13173         0
   01/01/2012 to 12/31/2012.........  $ 8.13173    $ 8.23989         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12975    $10.33392         0
   01/01/2008 to 12/31/2008.........  $10.33392    $ 5.82845         0
   01/01/2009 to 12/31/2009.........  $ 5.82845    $ 7.32065         0
   01/01/2010 to 12/31/2010.........  $ 7.32065    $ 8.20731         0
   01/01/2011 to 12/31/2011.........  $ 8.20731    $ 7.74927         0
   01/01/2012 to 12/31/2012.........  $ 7.74927    $ 8.41241         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99817    $ 9.97260         0
   01/01/2008 to 12/31/2008.........  $ 9.97260    $ 9.24471         0
   01/01/2009 to 12/31/2009.........  $ 9.24471    $10.09245         0
   01/01/2010 to 12/31/2010.........  $10.09245    $10.63976         0
   01/01/2011 to 12/31/2011.........  $10.63976    $11.03259         0
   01/01/2012 to 12/31/2012.........  $11.03259    $11.63642         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07796     $6.61786       2,993
   01/01/2009 to 12/31/2009.........  $ 6.61786     $8.41779       2,428
   01/01/2010 to 12/31/2010.........  $ 8.41779     $9.07537       7,480
   01/01/2011 to 12/31/2011.........  $ 9.07537     $8.72737       5,900
   01/01/2012 to 09/21/2012.........  $ 8.72737     $9.73751           0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09360    $10.46353           0
   01/01/2008 to 12/31/2008.........  $10.46353    $ 7.06233           0
   01/01/2009 to 12/31/2009.........  $ 7.06233    $ 8.69541           0
   01/01/2010 to 12/31/2010.........  $ 8.69541    $ 9.63917           0
   01/01/2011 to 12/31/2011.........  $ 9.63917    $ 9.29000           0
   01/01/2012 to 12/31/2012.........  $ 9.29000    $10.35371           0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11525    $10.51454           0
   01/01/2008 to 12/31/2008.........  $10.51454    $ 7.30766           0
   01/01/2009 to 12/31/2009.........  $ 7.30766    $ 9.13083           0
   01/01/2010 to 12/31/2010.........  $ 9.13083    $10.27926           0
   01/01/2011 to 12/31/2011.........  $10.27926    $10.18886           0
   01/01/2012 to 12/31/2012.........  $10.18886    $11.46461           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06667    $ 9.58676           0
   01/01/2008 to 12/31/2008.........  $ 9.58676    $ 6.19386           0
   01/01/2009 to 12/31/2009.........  $ 6.19386    $ 7.22248           0
   01/01/2010 to 12/31/2010.........  $ 7.22248    $ 8.14096           0
   01/01/2011 to 12/31/2011.........  $ 8.14096    $ 8.34817           0
   01/01/2012 to 05/04/2012.........  $ 8.34817    $ 9.09165           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07738    $10.47416           0
   01/01/2008 to 12/31/2008.........  $10.47416    $ 7.39401           0
   01/01/2009 to 12/31/2009.........  $ 7.39401    $ 9.02623           0
   01/01/2010 to 12/31/2010.........  $ 9.02623    $10.03717           0
   01/01/2011 to 12/31/2011.........  $10.03717    $ 9.81707           0
   01/01/2012 to 12/31/2012.........  $ 9.81707    $10.93220       2,014

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99918    $ 9.20818          0
   01/01/2012 to 12/31/2012.........  $ 9.20818    $10.20139          0
AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07843    $ 9.84245          0
   01/01/2008 to 12/31/2008.........  $ 9.84245    $ 6.11002          0
   01/01/2009 to 12/31/2009.........  $ 6.11002    $ 7.15406          0
   01/01/2010 to 12/31/2010.........  $ 7.15406    $ 7.96436          0
   01/01/2011 to 12/31/2011.........  $ 7.96436    $ 7.84674          0
   01/01/2012 to 12/31/2012.........  $ 7.84674    $ 8.80999          0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11673    $10.44905          0
   01/01/2008 to 12/31/2008.........  $10.44905    $ 6.73091          0
   01/01/2009 to 12/31/2009.........  $ 6.73091    $ 8.35219          0
   01/01/2010 to 12/31/2010.........  $ 8.35219    $ 9.37535          0
   01/01/2011 to 12/31/2011.........  $ 9.37535    $ 9.05722          0
   01/01/2012 to 12/31/2012.........  $ 9.05722    $10.19799          0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08128    $ 7.37967          0
   01/01/2009 to 12/31/2009.........  $ 7.37967    $ 9.01533          0
   01/01/2010 to 12/31/2010.........  $ 9.01533    $ 9.98978          0
   01/01/2011 to 12/31/2011.........  $ 9.98978    $ 9.71116          0
   01/01/2012 to 12/31/2012.........  $ 9.71116    $10.60349          0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10647    $ 9.39461          0
   01/01/2008 to 12/31/2008.........  $ 9.39461    $ 6.04131          0
   01/01/2009 to 12/31/2009.........  $ 6.04131    $ 7.89121          0
   01/01/2010 to 12/31/2010.........  $ 7.89121    $10.05465          0
   01/01/2011 to 12/31/2011.........  $10.05465    $10.61116          0
   01/01/2012 to 12/31/2012.........  $10.61116    $12.11837          0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12790    $ 8.86015          0
   01/01/2008 to 07/18/2008.........  $ 8.86015    $ 8.14771          0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09580    $10.24457          0
   01/01/2008 to 12/31/2008.........  $10.24457    $ 5.67083          0
   01/01/2009 to 12/31/2009.........  $ 5.67083    $ 7.44861          0
   01/01/2010 to 12/31/2010.........  $ 7.44861    $ 9.77487          0
   01/01/2011 to 12/31/2011.........  $ 9.77487    $ 8.40907          0
   01/01/2012 to 12/31/2012.........  $ 8.40907    $ 9.99692        677
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10379    $ 7.54057          0
   01/01/2009 to 12/31/2009.........  $ 7.54057    $ 9.05088          0
   01/01/2010 to 12/31/2010.........  $ 9.05088    $10.15499          0
   01/01/2011 to 12/31/2011.........  $10.15499    $ 9.80583          0
   01/01/2012 to 12/31/2012.........  $ 9.80583    $11.03225          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08943    $10.45816         0
   01/01/2008 to 12/31/2008.........  $10.45816    $ 6.78372         0
   01/01/2009 to 12/31/2009.........  $ 6.78372    $ 8.31836         0
   01/01/2010 to 12/31/2010.........  $ 8.31836    $ 9.41877         0
   01/01/2011 to 12/31/2011.........  $ 9.41877    $ 9.18514         0
   01/01/2012 to 12/31/2012.........  $ 9.18514    $10.06114         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12508    $10.59538         0
   01/01/2008 to 12/31/2008.........  $10.59538    $ 6.21978         0
   01/01/2009 to 12/31/2009.........  $ 6.21978    $ 7.75771         0
   01/01/2010 to 12/31/2010.........  $ 7.75771    $ 9.14160         0
   01/01/2011 to 12/31/2011.........  $ 9.14160    $ 8.48864         0
   01/01/2012 to 12/31/2012.........  $ 8.48864    $ 9.49030         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99918    $ 7.49592         0
   01/01/2009 to 11/13/2009.........  $ 7.49592    $ 8.43263         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99918    $10.79688         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17586    $ 6.13222         0
   01/01/2009 to 12/31/2009.........  $ 6.13222    $ 8.20258         0
   01/01/2010 to 12/31/2010.........  $ 8.20258    $ 9.76157         0
   01/01/2011 to 12/31/2011.........  $ 9.76157    $ 9.17783         0
   01/01/2012 to 12/31/2012.........  $ 9.17783    $11.52239         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13467    $10.44070         0
   01/01/2008 to 12/31/2008.........  $10.44070    $ 6.17458         0
   01/01/2009 to 12/31/2009.........  $ 6.17458    $ 9.13337         0
   01/01/2010 to 12/31/2010.........  $ 9.13337    $ 9.97310         0
   01/01/2011 to 12/31/2011.........  $ 9.97310    $ 9.48356         0
   01/01/2012 to 12/31/2012.........  $ 9.48356    $11.24526         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07418    $10.23671         0
   01/01/2008 to 12/31/2008.........  $10.23671    $ 6.01128         0
   01/01/2009 to 12/31/2009.........  $ 6.01128    $ 7.09375         0
   01/01/2010 to 12/31/2010.........  $ 7.09375    $ 7.92848         0
   01/01/2011 to 12/31/2011.........  $ 7.92848    $ 7.41671         0
   01/01/2012 to 12/31/2012.........  $ 7.41671    $ 8.78731         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12463    $10.45690          0
   01/01/2008 to 12/31/2008.........  $10.45690    $ 6.12993          0
   01/01/2009 to 12/31/2009.........  $ 6.12993    $ 9.53431          0
   01/01/2010 to 12/31/2010.........  $ 9.53431    $11.31119          0
   01/01/2011 to 12/31/2011.........  $11.31119    $10.86569          0
   01/01/2012 to 12/31/2012.........  $10.86569    $12.86796          0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03407    $ 7.66278          0
   01/01/2009 to 12/31/2009.........  $ 7.66278    $ 9.62363          0
   01/01/2010 to 12/31/2010.........  $ 9.62363    $12.07850          0
   01/01/2011 to 12/31/2011.........  $12.07850    $12.11458          0
   01/01/2012 to 12/31/2012.........  $12.11458    $13.87633          0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01148    $10.55596          0
   01/01/2008 to 12/31/2008.........  $10.55596    $ 7.78172          0
   01/01/2009 to 12/31/2009.........  $ 7.78172    $10.44365          0
   01/01/2010 to 12/31/2010.........  $10.44365    $11.73590          0
   01/01/2011 to 12/31/2011.........  $11.73590    $11.98834          0
   01/01/2012 to 12/31/2012.........  $11.98834    $13.51627        509
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08946    $ 7.64996          0
   01/01/2009 to 12/31/2009.........  $ 7.64996    $ 9.34522          0
   01/01/2010 to 12/31/2010.........  $ 9.34522    $10.32576          0
   01/01/2011 to 12/31/2011.........  $10.32576    $10.17163          0
   01/01/2012 to 12/31/2012.........  $10.17163    $11.09083          0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24253    $11.10310          0
   01/01/2008 to 12/31/2008.........  $11.10310    $ 5.47103          0
   01/01/2009 to 12/31/2009.........  $ 5.47103    $ 7.32822          0
   01/01/2010 to 12/31/2010.........  $ 7.32822    $ 8.30739          0
   01/01/2011 to 12/31/2011.........  $ 8.30739    $ 7.16210          0
   01/01/2012 to 12/31/2012.........  $ 7.16210    $ 8.53521          0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18930    $10.50364          0
   01/01/2008 to 12/31/2008.........  $10.50364    $ 5.82357          0
   01/01/2009 to 12/31/2009.........  $ 5.82357    $ 7.52432          0
   01/01/2010 to 12/31/2010.........  $ 7.52432    $ 8.27530          0
   01/01/2011 to 12/31/2011.........  $ 8.27530    $ 7.16520          0
   01/01/2012 to 12/31/2012.........  $ 7.16520    $ 8.27710          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11197    $ 7.17177          0
   01/01/2009 to 12/31/2009.........  $ 7.17177    $ 8.99415          0
   01/01/2010 to 12/31/2010.........  $ 8.99415    $10.13540          0
   01/01/2011 to 12/31/2011.........  $10.13540    $ 9.97792          0
   01/01/2012 to 12/31/2012.........  $ 9.97792    $11.22089          0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08369    $ 9.72186          0
   01/01/2008 to 12/31/2008.........  $ 9.72186    $ 7.92991          0
   01/01/2009 to 12/31/2009.........  $ 7.92991    $ 9.58003          0
   01/01/2010 to 12/31/2010.........  $ 9.58003    $10.17927          0
   01/01/2011 to 12/31/2011.........  $10.17927    $10.10188          0
   01/01/2012 to 12/31/2012.........  $10.10188    $11.07377          0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08457    $10.29960          0
   01/01/2010 to 12/31/2010.........  $10.29960    $11.35152          0
   01/01/2011 to 12/31/2011.........  $11.35152    $11.31352          0
   01/01/2012 to 12/31/2012.........  $11.31352    $12.90238          0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14595    $10.30942          0
   01/01/2010 to 12/31/2010.........  $10.30942    $11.60801          0
   01/01/2011 to 12/31/2011.........  $11.60801    $10.81822          0
   01/01/2012 to 12/31/2012.........  $10.81822    $12.12833          0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18270    $10.37393          0
   01/01/2008 to 12/31/2008.........  $10.37393    $ 6.02093          0
   01/01/2009 to 12/31/2009.........  $ 6.02093    $ 8.10028          0
   01/01/2010 to 12/31/2010.........  $ 8.10028    $ 8.59495          0
   01/01/2011 to 12/31/2011.........  $ 8.59495    $ 7.73126          0
   01/01/2012 to 12/31/2012.........  $ 7.73126    $ 9.33163          0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09273    $ 9.58859          0
   01/01/2008 to 12/31/2008.........  $ 9.58859    $ 5.55478          0
   01/01/2009 to 12/31/2009.........  $ 5.55478    $ 6.56849          0
   01/01/2010 to 12/31/2010.........  $ 6.56849    $ 7.35911          0
   01/01/2011 to 12/31/2011.........  $ 7.35911    $ 6.98136          0
   01/01/2012 to 12/31/2012.........  $ 6.98136    $ 8.07941          0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00764    $10.42944          0
   01/01/2008 to 12/31/2008.........  $10.42944    $ 7.92501          0
   01/01/2009 to 12/31/2009.........  $ 7.92501    $10.56148          0
   01/01/2010 to 12/31/2010.........  $10.56148    $11.85959          0
   01/01/2011 to 12/31/2011.........  $11.85959    $12.93633          0
   01/01/2012 to 12/31/2012.........  $12.93633    $13.56748        987

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13369    $10.85812           0
   01/01/2008 to 12/31/2008.........  $10.85812    $ 6.05687           0
   01/01/2009 to 12/31/2009.........  $ 6.05687    $ 7.78148           0
   01/01/2010 to 12/31/2010.........  $ 7.78148    $ 9.22606           0
   01/01/2011 to 12/31/2011.........  $ 9.22606    $ 9.05121           0
   01/01/2012 to 12/31/2012.........  $ 9.05121    $10.06059       2,620
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15708    $10.46349           0
   01/01/2008 to 12/31/2008.........  $10.46349    $ 6.83847           0
   01/01/2009 to 12/31/2009.........  $ 6.83847    $ 8.90397           0
   01/01/2010 to 12/31/2010.........  $ 8.90397    $ 9.87764           0
   01/01/2011 to 12/31/2011.........  $ 9.87764    $ 9.47345           0
   01/01/2012 to 12/31/2012.........  $ 9.47345    $11.54417       1,235
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10918    $10.79702           0
   01/01/2008 to 12/31/2008.........  $10.79702    $ 6.80925           0
   01/01/2009 to 12/31/2009.........  $ 6.80925    $ 8.38024           0
   01/01/2010 to 12/31/2010.........  $ 8.38024    $ 9.35785           0
   01/01/2011 to 12/31/2011.........  $ 9.35785    $ 9.21009           0
   01/01/2012 to 12/31/2012.........  $ 9.21009    $10.67659           0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07817    $ 9.77879           0
   01/01/2008 to 12/31/2008.........  $ 9.77879    $ 5.99070           0
   01/01/2009 to 12/31/2009.........  $ 5.99070    $ 8.23780           0
   01/01/2010 to 12/31/2010.........  $ 8.23780    $10.08157           0
   01/01/2011 to 12/31/2011.........  $10.08157    $ 9.63721           0
   01/01/2012 to 12/31/2012.........  $ 9.63721    $11.29828           0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00050    $10.15956           0
   01/01/2008 to 12/31/2008.........  $10.15956    $10.31135           0
   01/01/2009 to 12/31/2009.........  $10.31135    $10.23406           0
   01/01/2010 to 12/31/2010.........  $10.23406    $10.13528           0
   01/01/2011 to 12/31/2011.........  $10.13528    $10.03704           0
   01/01/2012 to 12/31/2012.........  $10.03704    $ 9.93815           0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10530    $10.05498           0
   01/01/2008 to 12/31/2008.........  $10.05498    $ 5.74837           0
   01/01/2009 to 12/31/2009.........  $ 5.74837    $ 8.00467           0
   01/01/2010 to 12/31/2010.........  $ 8.00467    $ 9.78262           0
   01/01/2011 to 12/31/2011.........  $ 9.78262    $ 9.44504           0
   01/01/2012 to 12/31/2012.........  $ 9.44504    $10.95306           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15896    $10.53280          0
   01/01/2008 to 12/31/2008.........  $10.53280    $ 5.92524          0
   01/01/2009 to 12/31/2009.........  $ 5.92524    $ 7.61412          0
   01/01/2010 to 12/31/2010.........  $ 7.61412    $ 9.70048          0
   01/01/2011 to 12/31/2011.........  $ 9.70048    $ 9.76638          0
   01/01/2012 to 12/31/2012.........  $ 9.76638    $10.86682        613
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05198    $11.27163          0
   01/01/2008 to 12/31/2008.........  $11.27163    $ 6.41269          0
   01/01/2009 to 12/31/2009.........  $ 6.41269    $ 7.78174          0
   01/01/2010 to 12/31/2010.........  $ 7.78174    $ 9.26605          0
   01/01/2011 to 04/29/2011.........  $ 9.26605    $10.41590          0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99918    $10.37049          0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10192    $ 5.59093          0
   01/01/2009 to 12/31/2009.........  $ 5.59093    $ 9.21740          0
   01/01/2010 to 12/31/2010.........  $ 9.21740    $11.15837          0
   01/01/2011 to 12/31/2011.........  $11.15837    $ 8.80833          0
   01/01/2012 to 12/31/2012.........  $ 8.80833    $10.28460          0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99918    $10.37452          0
   01/01/2008 to 12/31/2008.........  $10.37452    $10.38622          0
   01/01/2009 to 12/31/2009.........  $10.38622    $11.33515          0
   01/01/2010 to 12/31/2010.........  $11.33515    $11.66042          0
   01/01/2011 to 12/31/2011.........  $11.66042    $11.80444          0
   01/01/2012 to 12/31/2012.........  $11.80444    $12.23617        542
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99055    $10.63572          0
   01/01/2008 to 12/31/2008.........  $10.63572    $10.29238          0
   01/01/2009 to 12/31/2009.........  $10.29238    $11.87444          0
   01/01/2010 to 12/31/2010.........  $11.87444    $12.66421          0
   01/01/2011 to 12/31/2011.........  $12.66421    $12.93721          0
   01/01/2012 to 12/31/2012.........  $12.93721    $14.00298        965
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05295    $10.52485          0
   01/01/2008 to 12/31/2008.........  $10.52485    $ 8.39002          0
   01/01/2009 to 12/31/2009.........  $ 8.39002    $ 9.97136          0
   01/01/2010 to 12/31/2010.........  $ 9.97136    $10.91616          0
   01/01/2011 to 12/31/2011.........  $10.91616    $10.91559          0
   01/01/2012 to 12/31/2012.........  $10.91559    $11.92853          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08387    $ 9.77734           0
   01/01/2008 to 12/31/2008.........  $ 9.77734    $ 5.93256           0
   01/01/2009 to 12/31/2009.........  $ 5.93256    $ 7.15556           0
   01/01/2010 to 12/31/2010.........  $ 7.15556    $ 8.15084           0
   01/01/2011 to 12/31/2011.........  $ 8.15084    $ 8.34914           0
   01/01/2012 to 12/31/2012.........  $ 8.34914    $ 9.82079       1,356
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99918    $ 8.93982           0
   01/01/2012 to 12/31/2012.........  $ 8.93982    $10.01581           0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09946    $ 6.72781           0
   01/01/2009 to 12/31/2009.........  $ 6.72781    $ 8.44964           0
   01/01/2010 to 12/31/2010.........  $ 8.44964    $ 9.56579           0
   01/01/2011 to 12/31/2011.........  $ 9.56579    $ 9.24481           0
   01/01/2012 to 12/31/2012.........  $ 9.24481    $10.60870           0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08262    $10.44865           0
   01/01/2008 to 12/31/2008.........  $10.44865    $ 7.22179           0
   01/01/2009 to 12/31/2009.........  $ 7.22179    $ 9.11023           0
   01/01/2010 to 12/31/2010.........  $ 9.11023    $10.08539           0
   01/01/2011 to 12/31/2011.........  $10.08539    $ 9.64793           0
   01/01/2012 to 12/31/2012.........  $ 9.64793    $10.61605           0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09728    $ 9.89974           0
   01/01/2008 to 12/31/2008.........  $ 9.89974    $ 6.37126           0
   01/01/2009 to 12/31/2009.........  $ 6.37126    $ 8.44705           0
   01/01/2010 to 12/31/2010.........  $ 8.44705    $11.40898           0
   01/01/2011 to 12/31/2011.........  $11.40898    $11.18536           0
   01/01/2012 to 12/31/2012.........  $11.18536    $12.42285           0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09341    $ 9.48190           0
   01/01/2008 to 12/31/2008.........  $ 9.48190    $ 6.59820           0
   01/01/2009 to 12/31/2009.........  $ 6.59820    $ 8.29667           0
   01/01/2010 to 12/31/2010.........  $ 8.29667    $10.34967           0
   01/01/2011 to 12/31/2011.........  $10.34967    $ 9.63469           0
   01/01/2012 to 12/31/2012.........  $ 9.63469    $11.27156           0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07042    $10.23309           0
   01/01/2008 to 12/31/2008.........  $10.23309    $ 7.50318           0
   01/01/2009 to 12/31/2009.........  $ 7.50318    $ 9.22207           0
   01/01/2010 to 12/31/2010.........  $ 9.22207    $10.18373           0
   01/01/2011 to 12/31/2011.........  $10.18373    $10.28286           0
   01/01/2012 to 12/31/2012.........  $10.28286    $11.55489           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09151    $ 9.51355           0
   01/01/2008 to 12/31/2008.........  $ 9.51355    $ 5.47408           0
   01/01/2009 to 12/31/2009.........  $ 5.47408    $ 6.70961           0
   01/01/2010 to 12/31/2010.........  $ 6.70961    $ 7.52291           0
   01/01/2011 to 12/31/2011.........  $ 7.52291    $ 7.32632           0
   01/01/2012 to 12/31/2012.........  $ 7.32632    $ 8.50491       1,596
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00761    $10.64189           0
   01/01/2008 to 12/31/2008.........  $10.64189    $10.27989           0
   01/01/2009 to 12/31/2009.........  $10.27989    $11.41118           0
   01/01/2010 to 12/31/2010.........  $11.41118    $11.94694           0
   01/01/2011 to 12/31/2011.........  $11.94694    $12.31634           0
   01/01/2012 to 12/31/2012.........  $12.31634    $12.83135           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14599    $10.10721           0
   01/01/2008 to 12/31/2008.........  $10.10721    $ 5.94755           0
   01/01/2009 to 12/31/2009.........  $ 5.94755    $ 9.03144           0
   01/01/2010 to 12/31/2010.........  $ 9.03144    $10.35562           0
   01/01/2011 to 12/31/2011.........  $10.35562    $10.07921           0
   01/01/2012 to 12/31/2012.........  $10.07921    $11.73379           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18095    $11.67442           0
   01/01/2008 to 12/31/2008.........  $11.67442    $ 5.78102           0
   01/01/2009 to 12/31/2009.........  $ 5.78102    $ 8.54834           0
   01/01/2010 to 12/31/2010.........  $ 8.54834    $10.19480           0
   01/01/2011 to 12/31/2011.........  $10.19480    $ 8.58803           0
   01/01/2012 to 12/31/2012.........  $ 8.58803    $ 8.81034           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13076    $10.38882           0
   01/01/2008 to 12/31/2008.........  $10.38882    $ 5.93223           0
   01/01/2009 to 12/31/2009.........  $ 5.93223    $ 7.54334           0
   01/01/2010 to 12/31/2010.........  $ 7.54334    $ 8.56170           0
   01/01/2011 to 12/31/2011.........  $ 8.56170    $ 8.18395           0
   01/01/2012 to 12/31/2012.........  $ 8.18395    $ 8.99466           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99918    $ 9.98774           0
   01/01/2008 to 12/31/2008.........  $ 9.98774    $ 9.37350           0
   01/01/2009 to 12/31/2009.........  $ 9.37350    $10.35986           0
   01/01/2010 to 12/31/2010.........  $10.35986    $11.05698           0
   01/01/2011 to 12/31/2011.........  $11.05698    $11.60696           0
   01/01/2012 to 12/31/2012.........  $11.60696    $12.39423       1,081

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07829    $ 6.67266         0
   01/01/2009 to 12/31/2009.........  $ 6.67266    $ 8.59277         0
   01/01/2010 to 12/31/2010.........  $ 8.59277    $ 9.37875         0
   01/01/2011 to 12/31/2011.........  $ 9.37875    $ 9.13073         0
   01/01/2012 to 09/21/2012.........  $ 9.13073    $10.27913         0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.85%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10163    $ 6.97434         0
   01/01/2009 to 12/31/2009.........  $ 6.97434    $ 8.51531         0
   01/01/2010 to 12/31/2010.........  $ 8.51531    $ 9.36069         0
   01/01/2011 to 12/31/2011.........  $ 9.36069    $ 8.94627         0
   01/01/2012 to 12/31/2012.........  $ 8.94627    $ 9.88702         0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06846    $ 7.03543         0
   01/01/2009 to 12/31/2009.........  $ 7.03543    $ 8.71729         0
   01/01/2010 to 12/31/2010.........  $ 8.71729    $ 9.73184         0
   01/01/2011 to 12/31/2011.........  $ 9.73184    $ 9.56575         0
   01/01/2012 to 12/31/2012.........  $ 9.56575    $10.67335         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18571    $ 6.84139         0
   01/01/2009 to 12/31/2009.........  $ 6.84139    $ 7.91084         0
   01/01/2010 to 12/31/2010.........  $ 7.91084    $ 8.84237         0
   01/01/2011 to 12/31/2011.........  $ 8.84237    $ 8.99175         0
   01/01/2012 to 05/04/2012.........  $ 8.99175    $ 9.76433         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08453    $ 7.21633         0
   01/01/2009 to 12/31/2009.........  $ 7.21633    $ 8.73576         0
   01/01/2010 to 12/31/2010.........  $ 8.73576    $ 9.63304         0
   01/01/2011 to 12/31/2011.........  $ 9.63304    $ 9.34303         0
   01/01/2012 to 12/31/2012.........  $ 9.34303    $10.31720         0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99849    $ 9.15636         0
   01/01/2012 to 12/31/2012.........  $ 9.15636    $10.05890         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16813    $ 6.55875            0
   01/01/2009 to 12/31/2009.........  $ 6.55875    $ 7.61523            0
   01/01/2010 to 12/31/2010.........  $ 7.61523    $ 8.40695            0
   01/01/2011 to 12/31/2011.........  $ 8.40695    $ 8.21364            0
   01/01/2012 to 12/31/2012.........  $ 8.21364    $ 9.14468            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99899    $ 9.37633            0
   01/01/2010 to 12/31/2010.........  $ 9.37633    $10.17947            0
   01/01/2011 to 12/31/2011.........  $10.17947    $10.95798            0
   01/01/2012 to 12/31/2012.........  $10.95798    $11.20643            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02968    $12.16380        4,495
   01/01/2009 to 12/31/2009.........  $12.16380    $11.22005        7,358
   01/01/2010 to 12/31/2010.........  $11.22005    $12.24816       12,541
   01/01/2011 to 12/31/2011.........  $12.24816    $13.65872        3,788
   01/01/2012 to 12/31/2012.........  $13.65872    $14.17646            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02965    $12.22101            0
   01/01/2009 to 12/31/2009.........  $12.22101    $11.07479            0
   01/01/2010 to 12/31/2010.........  $11.07479    $12.10879            0
   01/01/2011 to 12/31/2011.........  $12.10879    $13.78790            0
   01/01/2012 to 12/31/2012.........  $13.78790    $14.32988            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99899    $ 8.78721            0
   01/01/2010 to 12/31/2010.........  $ 8.78721    $ 9.64926        4,181
   01/01/2011 to 12/31/2011.........  $ 9.64926    $11.24333        3,174
   01/01/2012 to 12/31/2012.........  $11.24333    $11.73605            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99799    $11.00614            0
   01/01/2011 to 12/31/2011.........  $11.00614    $13.00000            0
   01/01/2012 to 12/31/2012.........  $13.00000    $13.63033            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99849    $12.01823        5,402
   01/01/2012 to 12/31/2012.........  $12.01823    $12.48923        6,181
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99799    $10.39698            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10883    $ 6.72383           0
   01/01/2009 to 12/31/2009.........  $ 6.72383    $ 8.27370           0
   01/01/2010 to 12/31/2010.........  $ 8.27370    $ 9.20972           0
   01/01/2011 to 12/31/2011.........  $ 9.20972    $ 8.82297           0
   01/01/2012 to 12/31/2012.........  $ 8.82297    $ 9.85090           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08105    $ 7.33816           0
   01/01/2009 to 12/31/2009.........  $ 7.33816    $ 8.88974           0
   01/01/2010 to 12/31/2010.........  $ 8.88974    $ 9.76823           0
   01/01/2011 to 12/31/2011.........  $ 9.76823    $ 9.41669           0
   01/01/2012 to 12/31/2012.........  $ 9.41669    $10.19577           0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.27058    $ 5.85482           0
   01/01/2009 to 12/31/2009.........  $ 5.85482    $ 7.58369           0
   01/01/2010 to 12/31/2010.........  $ 7.58369    $ 9.58206           0
   01/01/2011 to 12/31/2011.........  $ 9.58206    $10.02814           0
   01/01/2012 to 12/31/2012.........  $10.02814    $11.35650           0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $10.21516    $ 9.51253           0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17494    $ 6.22217           0
   01/01/2009 to 12/31/2009.........  $ 6.22217    $ 8.10434           0
   01/01/2010 to 12/31/2010.........  $ 8.10434    $10.54669           0
   01/01/2011 to 12/31/2011.........  $10.54669    $ 8.99737           0
   01/01/2012 to 12/31/2012.........  $ 8.99737    $10.60668           0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10356    $ 7.49813           0
   01/01/2009 to 12/31/2009.........  $ 7.49813    $ 8.92458           0
   01/01/2010 to 12/31/2010.........  $ 8.92458    $ 9.92966           0
   01/01/2011 to 12/31/2011.........  $ 9.92966    $ 9.50823           0
   01/01/2012 to 12/31/2012.........  $ 9.50823    $10.60798           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12540    $ 6.74467           0
   01/01/2009 to 12/31/2009.........  $ 6.74467    $ 8.20138           0
   01/01/2010 to 12/31/2010.........  $ 8.20138    $ 9.20873           0
   01/01/2011 to 12/31/2011.........  $ 9.20873    $ 8.90546           0
   01/01/2012 to 12/31/2012.........  $ 8.90546    $ 9.67311           0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11404    $ 6.08863       1,214
   01/01/2009 to 12/31/2009.........  $ 6.08863    $ 7.53059           0
   01/01/2010 to 12/31/2010.........  $ 7.53059    $ 8.79989           0
   01/01/2011 to 12/31/2011.........  $ 8.79989    $ 8.10314           0
   01/01/2012 to 12/31/2012.........  $ 8.10314    $ 8.98346           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99850    $ 7.46726         0
   01/01/2009 to 11/13/2009.........  $ 7.46726    $ 8.33921         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99850    $10.73564         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17517    $ 6.10870         0
   01/01/2009 to 12/31/2009.........  $ 6.10870    $ 8.10274         0
   01/01/2010 to 12/31/2010.........  $ 8.10274    $ 9.56238         0
   01/01/2011 to 12/31/2011.........  $ 9.56238    $ 8.91569         0
   01/01/2012 to 12/31/2012.........  $ 8.91569    $11.09957         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15021    $ 6.19341         0
   01/01/2009 to 12/31/2009.........  $ 6.19341    $ 9.08459         0
   01/01/2010 to 12/31/2010.........  $ 9.08459    $ 9.83696         0
   01/01/2011 to 12/31/2011.........  $ 9.83696    $ 9.27603         0
   01/01/2012 to 12/31/2012.........  $ 9.27603    $10.90710         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20081    $ 6.47825         0
   01/01/2009 to 12/31/2009.........  $ 6.47825    $ 7.58091         0
   01/01/2010 to 12/31/2010.........  $ 7.58091    $ 8.40207         0
   01/01/2011 to 12/31/2011.........  $ 8.40207    $ 7.79419         0
   01/01/2012 to 12/31/2012.........  $ 7.79419    $ 9.15713         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12061    $ 5.92914         0
   01/01/2009 to 12/31/2009.........  $ 5.92914    $ 9.14490         0
   01/01/2010 to 12/31/2010.........  $ 9.14490    $10.75861         0
   01/01/2011 to 12/31/2011.........  $10.75861    $10.24865         0
   01/01/2012 to 12/31/2012.........  $10.24865    $12.03556         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03338    $ 7.63352         0
   01/01/2009 to 12/31/2009.........  $ 7.63352    $ 9.50683         0
   01/01/2010 to 12/31/2010.........  $ 9.50683    $11.83244         0
   01/01/2011 to 12/31/2011.........  $11.83244    $11.76884         0
   01/01/2012 to 12/31/2012.........  $11.76884    $13.36726         0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01222    $ 7.25173         0
   01/01/2009 to 12/31/2009.........  $ 7.25173    $ 9.65130         0
   01/01/2010 to 12/31/2010.........  $ 9.65130    $10.75502         0
   01/01/2011 to 12/31/2011.........  $10.75502    $10.89476         0
   01/01/2012 to 12/31/2012.........  $10.89476    $12.18041         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08923    $ 7.60692           0
   01/01/2009 to 12/31/2009.........  $ 7.60692    $ 9.21493           0
   01/01/2010 to 12/31/2010.........  $ 9.21493    $10.09672           0
   01/01/2011 to 12/31/2011.........  $10.09672    $ 9.86313           0
   01/01/2012 to 12/31/2012.........  $ 9.86313    $10.66444           0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08038    $ 5.18571           0
   01/01/2009 to 12/31/2009.........  $ 5.18571    $ 6.88807           0
   01/01/2010 to 12/31/2010.........  $ 6.88807    $ 7.74327           0
   01/01/2011 to 12/31/2011.........  $ 7.74327    $ 6.62011           0
   01/01/2012 to 12/31/2012.........  $ 6.62011    $ 7.82317           0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06690    $ 5.85605           0
   01/01/2009 to 12/31/2009.........  $ 5.85605    $ 7.50309           0
   01/01/2010 to 12/31/2010.........  $ 7.50309    $ 8.18309           0
   01/01/2011 to 12/31/2011.........  $ 8.18309    $ 7.02614           0
   01/01/2012 to 12/31/2012.........  $ 7.02614    $ 8.04863           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11174    $ 7.13151           0
   01/01/2009 to 12/31/2009.........  $ 7.13151    $ 8.86891           0
   01/01/2010 to 12/31/2010.........  $ 8.86891    $ 9.91080           0
   01/01/2011 to 12/31/2011.........  $ 9.91080    $ 9.67537           0
   01/01/2012 to 12/31/2012.........  $ 9.67537    $10.78938           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.13117    $ 7.75979       1,032
   01/01/2009 to 12/31/2009.........  $ 7.75979    $ 9.29623       1,021
   01/01/2010 to 12/31/2010.........  $ 9.29623    $ 9.79517           0
   01/01/2011 to 12/31/2011.........  $ 9.79517    $ 9.63974           0
   01/01/2012 to 12/31/2012.........  $ 9.63974    $10.47865           0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08388    $10.28829           0
   01/01/2010 to 12/31/2010.........  $10.28829    $11.24435           0
   01/01/2011 to 12/31/2011.........  $11.24435    $11.11324           0
   01/01/2012 to 12/31/2012.........  $11.11324    $12.56787           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14526    $10.29807           0
   01/01/2010 to 12/31/2010.........  $10.29807    $11.49851           0
   01/01/2011 to 12/31/2011.........  $11.49851    $10.62668           0
   01/01/2012 to 12/31/2012.........  $10.62668    $11.81379           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06984    $ 5.94632         0
   01/01/2009 to 12/31/2009.........  $ 5.94632    $ 7.93296         0
   01/01/2010 to 12/31/2010.........  $ 7.93296    $ 8.34711         0
   01/01/2011 to 12/31/2011.........  $ 8.34711    $ 7.44556         0
   01/01/2012 to 12/31/2012.........  $ 7.44556    $ 8.91151         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17937    $ 6.09777         0
   01/01/2009 to 12/31/2009.........  $ 6.09777    $ 7.15034         0
   01/01/2010 to 12/31/2010.........  $ 7.15034    $ 7.94417         0
   01/01/2011 to 12/31/2011.........  $ 7.94417    $ 7.47346         0
   01/01/2012 to 12/31/2012.........  $ 7.47346    $ 8.57650         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01668    $ 7.54848         0
   01/01/2009 to 12/31/2009.........  $ 7.54848    $ 9.97573         0
   01/01/2010 to 12/31/2010.........  $ 9.97573    $11.10818         0
   01/01/2011 to 12/31/2011.........  $11.10818    $12.01574         0
   01/01/2012 to 12/31/2012.........  $12.01574    $12.49635         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10608    $ 6.05242         0
   01/01/2009 to 12/31/2009.........  $ 6.05242    $ 7.71076         0
   01/01/2010 to 12/31/2010.........  $ 7.71076    $ 9.06593         0
   01/01/2011 to 12/31/2011.........  $ 9.06593    $ 8.81999         0
   01/01/2012 to 12/31/2012.........  $ 8.81999    $ 9.72149         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11881    $ 6.71476         0
   01/01/2009 to 12/31/2009.........  $ 6.71476    $ 8.66979         0
   01/01/2010 to 12/31/2010.........  $ 8.66979    $ 9.53764         0
   01/01/2011 to 12/31/2011.........  $ 9.53764    $ 9.07111         0
   01/01/2012 to 12/31/2012.........  $ 9.07111    $10.96121         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.13424    $ 6.56429         0
   01/01/2009 to 12/31/2009.........  $ 6.56429    $ 8.01120         0
   01/01/2010 to 12/31/2010.........  $ 8.01120    $ 8.87113         0
   01/01/2011 to 12/31/2011.........  $ 8.87113    $ 8.65826         0
   01/01/2012 to 12/31/2012.........  $ 8.65826    $ 9.95283         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99850    $10.19026         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18391    $ 6.17834         0
   01/01/2009 to 12/31/2009.........  $ 6.17834    $ 8.42474         0
   01/01/2010 to 12/31/2010.........  $ 8.42474    $10.22431         0
   01/01/2011 to 12/31/2011.........  $10.22431    $ 9.69214         0
   01/01/2012 to 12/31/2012.........  $ 9.69214    $11.26738         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.00016    $10.01676       9,489
   01/01/2009 to 12/31/2009.........  $10.01676    $ 9.85885       7,675
   01/01/2010 to 12/31/2010.........  $ 9.85885    $ 9.68198       4,541
   01/01/2011 to 12/31/2011.........  $ 9.68198    $ 9.50821       8,548
   01/01/2012 to 12/31/2012.........  $ 9.50821    $ 9.33569       7,630
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.07330    $ 5.92091           0
   01/01/2009 to 12/31/2009.........  $ 5.92091    $ 8.17592           0
   01/01/2010 to 12/31/2010.........  $ 8.17592    $ 9.90855           0
   01/01/2011 to 12/31/2011.........  $ 9.90855    $ 9.48683           0
   01/01/2012 to 12/31/2012.........  $ 9.48683    $10.90934           0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02840    $10.06776           0
   01/01/2012 to 12/31/2012.........  $10.06776    $10.36600           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10239    $ 6.18965           0
   01/01/2009 to 12/31/2009.........  $ 6.18965    $ 7.88747           0
   01/01/2010 to 12/31/2010.........  $ 7.88747    $ 9.96480           0
   01/01/2011 to 12/31/2011.........  $ 9.96480    $ 9.94889           0
   01/01/2012 to 12/31/2012.........  $ 9.94889    $10.97709           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19804    $ 6.35789           0
   01/01/2009 to 12/31/2009.........  $ 6.35789    $ 7.65070           0
   01/01/2010 to 12/31/2010.........  $ 7.65070    $ 9.03398           0
   01/01/2011 to 04/29/2011.........  $ 9.03398    $10.12735           0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99850    $10.31170           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10124    $ 5.56959           0
   01/01/2009 to 12/31/2009.........  $ 5.56959    $ 9.10550           0
   01/01/2010 to 12/31/2010.........  $ 9.10550    $10.93082         721
   01/01/2011 to 12/31/2011.........  $10.93082    $ 8.55660           0
   01/01/2012 to 12/31/2012.........  $ 8.55660    $ 9.90696           0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.99950    $ 9.75613           0
   01/01/2009 to 12/31/2009.........  $ 9.75613    $10.55860           0
   01/01/2010 to 12/31/2010.........  $10.55860    $10.77071           0
   01/01/2011 to 12/31/2011.........  $10.77071    $10.81289           0
   01/01/2012 to 12/31/2012.........  $10.81289    $11.11432           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02358    $ 9.37569         0
   01/01/2009 to 12/31/2009.........  $ 9.37569    $10.72646         0
   01/01/2010 to 12/31/2010.........  $10.72646    $11.34411         0
   01/01/2011 to 12/31/2011.........  $11.34411    $11.49209         0
   01/01/2012 to 12/31/2012.........  $11.49209    $12.33447         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.05933    $ 8.00066         0
   01/01/2009 to 12/31/2009.........  $ 8.00066    $ 9.42913         0
   01/01/2010 to 12/31/2010.........  $ 9.42913    $10.23631         0
   01/01/2011 to 12/31/2011.........  $10.23631    $10.15048         0
   01/01/2012 to 12/31/2012.........  $10.15048    $10.99940         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01841    $10.06767         0
   01/01/2012 to 12/31/2012.........  $10.06767    $10.58713         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99849    $ 8.88965         0
   01/01/2012 to 12/31/2012.........  $ 8.88965    $ 9.87612         0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09923    $ 6.68990         0
   01/01/2009 to 12/31/2009.........  $ 6.68990    $ 8.33178         0
   01/01/2010 to 12/31/2010.........  $ 8.33178    $ 9.35347         0
   01/01/2011 to 12/31/2011.........  $ 9.35347    $ 8.96419         0
   01/01/2012 to 12/31/2012.........  $ 8.96419    $10.20048         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08669    $ 7.08517         0
   01/01/2009 to 12/31/2009.........  $ 7.08517    $ 8.86334         0
   01/01/2010 to 12/31/2010.........  $ 8.86334    $ 9.73007         0
   01/01/2011 to 12/31/2011.........  $ 9.73007    $ 9.23030         0
   01/01/2012 to 12/31/2012.........  $ 9.23030    $10.07132         0
AST SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.06879    $ 7.55512         0
   01/01/2009 to 12/31/2009.........  $ 7.55512    $ 9.42045         0
   01/01/2010 to 12/31/2010.........  $ 9.42045    $11.65332         0
   01/01/2011 to 12/31/2011.........  $11.65332    $10.75786         0
   01/01/2012 to 12/31/2012.........  $10.75786    $12.48001         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09538    $ 7.44707         0
   01/01/2009 to 12/31/2009.........  $ 7.44707    $ 9.07651         0
   01/01/2010 to 12/31/2010.........  $ 9.07651    $ 9.93939         0
   01/01/2011 to 12/31/2011.........  $ 9.93939    $ 9.95250         0
   01/01/2012 to 12/31/2012.........  $ 9.95250    $11.08999         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17686    $ 6.09430         0
   01/01/2009 to 12/31/2009.........  $ 6.09430    $ 7.40731         0
   01/01/2010 to 12/31/2010.........  $ 7.40731    $ 8.23578         0
   01/01/2011 to 12/31/2011.........  $ 8.23578    $ 7.95365         0
   01/01/2012 to 12/31/2012.........  $ 7.95365    $ 9.15588         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.96092    $ 9.19113         0
   01/01/2009 to 12/31/2009.........  $ 9.19113    $10.11731         0
   01/01/2010 to 12/31/2010.........  $10.11731    $10.50380         0
   01/01/2011 to 12/31/2011.........  $10.50380    $10.73826         0
   01/01/2012 to 12/31/2012.........  $10.73826    $11.09352         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17984    $ 6.21461         0
   01/01/2009 to 12/31/2009.........  $ 6.21461    $ 9.35809         0
   01/01/2010 to 12/31/2010.........  $ 9.35809    $10.64054         0
   01/01/2011 to 12/31/2011.........  $10.64054    $10.27016         0
   01/01/2012 to 12/31/2012.........  $10.27016    $11.85593         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.86542    $ 4.67759         0
   01/01/2009 to 12/31/2009.........  $ 4.67759    $ 6.85892         0
   01/01/2010 to 12/31/2010.........  $ 6.85892    $ 8.11160         0
   01/01/2011 to 12/31/2011.........  $ 8.11160    $ 6.77612         0
   01/01/2012 to 12/31/2012.........  $ 6.77612    $ 6.89329         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12662    $ 6.08294         0
   01/01/2009 to 12/31/2009.........  $ 6.08294    $ 7.67028         0
   01/01/2010 to 12/31/2010.........  $ 7.67028    $ 8.63306         0
   01/01/2011 to 12/31/2011.........  $ 8.63306    $ 8.18338         0
   01/01/2012 to 12/31/2012.........  $ 8.18338    $ 8.91867         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.00920    $ 9.08154         0
   01/01/2009 to 12/31/2009.........  $ 9.08154    $ 9.95339         0
   01/01/2010 to 12/31/2010.........  $ 9.95339    $10.53441         0
   01/01/2011 to 12/31/2011.........  $10.53441    $10.96619         0
   01/01/2012 to 12/31/2012.........  $10.96619    $11.61193         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07806    $ 6.63510       8,338
   01/01/2009 to 12/31/2009.........  $ 6.63510    $ 8.47299       6,541
   01/01/2010 to 12/31/2010.........  $ 8.47299    $ 9.17078       2,549
   01/01/2011 to 12/31/2011.........  $ 9.17078    $ 8.85376       2,655
   01/01/2012 to 09/21/2012.........  $ 8.85376    $ 9.90678           0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08894    $ 7.66221           0
   01/01/2009 to 12/31/2009.........  $ 7.66221    $ 9.14524           0
   01/01/2010 to 12/31/2010.........  $ 9.14524    $10.53788           0
   01/01/2011 to 12/31/2011.........  $10.53788    $11.06533           0
   01/01/2012 to 12/31/2012.........  $11.06533    $12.04334           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26795    $ 7.03392           0
   01/01/2009 to 12/31/2009.........  $ 7.03392    $ 9.03342           0
   01/01/2010 to 12/31/2010.........  $ 9.03342    $10.76619           0
   01/01/2011 to 12/31/2011.........  $10.76619    $11.15196           0
   01/01/2012 to 12/31/2012.........  $11.15196    $13.36838           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38565    $ 5.26565           0
   01/01/2009 to 12/31/2009.........  $ 5.26565    $ 5.94594           0
   01/01/2010 to 12/31/2010.........  $ 5.94594    $ 6.47589           0
   01/01/2011 to 12/31/2011.........  $ 6.47589    $ 5.47881           0
   01/01/2012 to 12/31/2012.........  $ 5.47881    $ 6.70915           0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15187    $ 8.32611           0
   01/01/2009 to 12/31/2009.........  $ 8.32611    $ 9.77331           0
   01/01/2010 to 12/31/2010.........  $ 9.77331    $ 9.86852           0
   01/01/2011 to 12/31/2011.........  $ 9.86852    $10.66914           0
   01/01/2012 to 12/31/2012.........  $10.66914    $12.29789           0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16538    $ 6.08946           0
   01/01/2009 to 12/31/2009.........  $ 6.08946    $ 7.41951           0
   01/01/2010 to 12/31/2010.........  $ 7.41951    $ 9.01467           0
   01/01/2011 to 12/31/2011.........  $ 9.01467    $ 8.69300           0
   01/01/2012 to 12/31/2012.........  $ 8.69300    $ 9.88303           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11061    $ 6.70828           0
   01/01/2009 to 12/31/2009.........  $ 6.70828    $ 8.54469           0
   01/01/2010 to 12/31/2010.........  $ 8.54469    $ 9.49532           0
   01/01/2011 to 12/31/2011.........  $ 9.49532    $ 9.61467           0
   01/01/2012 to 12/31/2012.........  $ 9.61467    $10.64000           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24139    $ 6.26405         0
   01/01/2009 to 12/31/2009.........  $ 6.26405    $ 7.34729         0
   01/01/2010 to 12/31/2010.........  $ 7.34729    $ 8.14379         0
   01/01/2011 to 12/31/2011.........  $ 8.14379    $ 7.89362         0
   01/01/2012 to 12/31/2012.........  $ 7.89362    $ 8.94486         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07238    $ 6.19211         0
   01/01/2009 to 12/31/2009.........  $ 6.19211    $ 8.40894         0
   01/01/2010 to 12/31/2010.........  $ 8.40894    $10.60215         0
   01/01/2011 to 12/31/2011.........  $10.60215    $10.10842         0
   01/01/2012 to 12/31/2012.........  $10.10842    $11.45069         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18836    $ 6.45628         0
   01/01/2009 to 12/31/2009.........  $ 6.45628    $ 8.29575         0
   01/01/2010 to 12/31/2010.........  $ 8.29575    $ 9.81056         0
   01/01/2011 to 12/31/2011.........  $ 9.81056    $ 9.25438         0
   01/01/2012 to 12/31/2012.........  $ 9.25438    $10.59088         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25886    $ 5.51137         0
   01/01/2009 to 12/31/2009.........  $ 5.51137    $ 6.92070         0
   01/01/2010 to 12/31/2010.........  $ 6.92070    $ 8.47271         0
   01/01/2011 to 12/31/2011.........  $ 8.47271    $ 8.71397         0
   01/01/2012 to 12/31/2012.........  $ 8.71397    $10.02433         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11351    $ 6.80139         0
   01/01/2009 to 12/31/2009.........  $ 6.80139    $ 8.42525         0
   01/01/2010 to 12/31/2010.........  $ 8.42525    $10.39993         0
   01/01/2011 to 12/31/2011.........  $10.39993    $10.34192         0
   01/01/2012 to 12/31/2012.........  $10.34192    $11.42077         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22851    $ 7.17028         0
   01/01/2009 to 12/31/2009.........  $ 7.17028    $ 8.47617         0
   01/01/2010 to 12/31/2010.........  $ 8.47617    $10.16152         0
   01/01/2011 to 12/31/2011.........  $10.16152    $ 9.56771         0
   01/01/2012 to 12/31/2012.........  $ 9.56771    $10.91100         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27808    $ 7.25976         0
   01/01/2009 to 12/31/2009.........  $ 7.25976    $ 7.64946         0
   01/01/2010 to 12/31/2010.........  $ 7.64946    $ 8.68842         0
   01/01/2011 to 12/31/2011.........  $ 8.68842    $ 8.69004         0
   01/01/2012 to 12/31/2012.........  $ 8.69004    $ 9.94084         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09853     $7.20642         0
   01/01/2009 to 12/31/2009.........  $ 7.20642     $7.83486         0
   01/01/2010 to 12/31/2010.........  $ 7.83486     $8.15010         0
   01/01/2011 to 12/31/2011.........  $ 8.15010     $9.40326         0
   01/01/2012 to 12/31/2012.........  $ 9.40326     $9.24487         0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT OR
                   HIGHEST DAILY VALUE DEATH BENEFIT (2.00%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09551    $ 6.96330       21,165
   01/01/2009 to 12/31/2009.........  $ 6.96330    $ 8.48932       29,611
   01/01/2010 to 12/31/2010.........  $ 8.48932    $ 9.31844       30,273
   01/01/2011 to 12/31/2011.........  $ 9.31844    $ 8.89288       23,460
   01/01/2012 to 12/31/2012.........  $ 8.89288    $ 9.81352        4,898
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32163    $ 7.20529        2,651
   01/01/2009 to 12/31/2009.........  $ 7.20529    $ 8.91466        3,289
   01/01/2010 to 12/31/2010.........  $ 8.91466    $ 9.93758        3,363
   01/01/2011 to 12/31/2011.........  $ 9.93758    $ 9.75359        2,669
   01/01/2012 to 12/31/2012.........  $ 9.75359    $10.86695        2,848
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.10124    $ 6.10700            0
   01/01/2009 to 12/31/2009.........  $ 6.10700    $ 7.05119            0
   01/01/2010 to 12/31/2010.........  $ 7.05119    $ 7.86990            0
   01/01/2011 to 12/31/2011.........  $ 7.86990    $ 7.99111            0
   01/01/2012 to 05/04/2012.........  $ 7.99111    $ 8.67326            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19781    $ 7.29038       79,410
   01/01/2009 to 12/31/2009.........  $ 7.29038    $ 8.81240      113,007
   01/01/2010 to 12/31/2010.........  $ 8.81240    $ 9.70328      123,978
   01/01/2011 to 12/31/2011.........  $ 9.70328    $ 9.39739       86,899
   01/01/2012 to 12/31/2012.........  $ 9.39739    $10.36189       85,259
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99837    $ 9.14728            0
   01/01/2012 to 12/31/2012.........  $ 9.14728    $10.03408            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34863    $ 6.02426            0
   01/01/2009 to 12/31/2009.........  $ 6.02426    $ 6.98434            0
   01/01/2010 to 12/31/2010.........  $ 6.98434    $ 7.69919            0
   01/01/2011 to 12/31/2011.........  $ 7.69919    $ 7.51114            0
   01/01/2012 to 12/31/2012.........  $ 7.51114    $ 8.35028            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99891    $ 9.36236            0
   01/01/2010 to 12/31/2010.........  $ 9.36236    $10.14931            0
   01/01/2011 to 12/31/2011.........  $10.14931    $10.90959            0
   01/01/2012 to 12/31/2012.........  $10.90959    $11.14047            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02964    $12.15196        5,044
   01/01/2009 to 12/31/2009.........  $12.15196    $11.19256          284
   01/01/2010 to 12/31/2010.........  $11.19256    $12.20028            0
   01/01/2011 to 12/31/2011.........  $12.20028    $13.58541            0
   01/01/2012 to 12/31/2012.........  $13.58541    $14.07951            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02961    $12.20922            0
   01/01/2009 to 12/31/2009.........  $12.20922    $11.04775       19,466
   01/01/2010 to 12/31/2010.........  $11.04775    $12.06135       19,372
   01/01/2011 to 12/31/2011.........  $12.06135    $13.71364       19,372
   01/01/2012 to 12/31/2012.........  $13.71364    $14.23169       19,372
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99891    $ 8.77422            0
   01/01/2010 to 12/31/2010.........  $ 8.77422    $ 9.62088       25,179
   01/01/2011 to 12/31/2011.........  $ 9.62088    $11.19386          135
   01/01/2012 to 12/31/2012.........  $11.19386    $11.66716            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99783    $10.98990        2,878
   01/01/2011 to 12/31/2011.........  $10.98990    $12.96164       13,177
   01/01/2012 to 12/31/2012.........  $12.96164    $13.57004       13,177
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99837    $12.00054        4,551
   01/01/2012 to 12/31/2012.........  $12.00054    $12.45243        4,787
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99783    $10.38164            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98738    $ 6.63661       42,778
   01/01/2009 to 12/31/2009.........  $ 6.63661    $ 8.15440        6,851
   01/01/2010 to 12/31/2010.........  $ 8.15440    $ 9.06354        7,431
   01/01/2011 to 12/31/2011.........  $ 9.06354    $ 8.67023       22,797
   01/01/2012 to 12/31/2012.........  $ 8.67023    $ 9.66614       28,617
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08101    $ 7.33097       28,762
   01/01/2009 to 12/31/2009.........  $ 7.33097    $ 8.86793       29,625
   01/01/2010 to 12/31/2010.........  $ 8.86793    $ 9.72995       29,810
   01/01/2011 to 12/31/2011.........  $ 9.72995    $ 9.36585       29,036
   01/01/2012 to 12/31/2012.........  $ 9.36585    $10.12571       27,448
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.45886    $ 5.95633            0
   01/01/2009 to 12/31/2009.........  $ 5.95633    $ 7.70368            0
   01/01/2010 to 12/31/2010.........  $ 7.70368    $ 9.71947            0
   01/01/2011 to 12/31/2011.........  $ 9.71947    $10.15692            0
   01/01/2012 to 12/31/2012.........  $10.15692    $11.48537            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.66823    $ 8.06950            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15217    $ 5.59124            0
   01/01/2009 to 12/31/2009.........  $ 5.59124    $ 7.27185            0
   01/01/2010 to 12/31/2010.........  $ 7.27185    $ 9.44933            0
   01/01/2011 to 12/31/2011.........  $ 9.44933    $ 8.04934            0
   01/01/2012 to 12/31/2012.........  $ 8.04934    $ 9.47502            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10352    $ 7.49086            0
   01/01/2009 to 12/31/2009.........  $ 7.49086    $ 8.90284            0
   01/01/2010 to 12/31/2010.........  $ 8.90284    $ 9.89103            0
   01/01/2011 to 12/31/2011.........  $ 9.89103    $ 9.45734            0
   01/01/2012 to 12/31/2012.........  $ 9.45734    $10.53557            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.05081    $ 6.68856        6,445
   01/01/2009 to 12/31/2009.........  $ 6.68856    $ 8.12119       12,852
   01/01/2010 to 12/31/2010.........  $ 8.12119    $ 9.10528        7,395
   01/01/2011 to 12/31/2011.........  $ 9.10528    $ 8.79235        6,290
   01/01/2012 to 12/31/2012.........  $ 8.79235    $ 9.53605        3,514
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19689    $ 6.13261        8,118
   01/01/2009 to 12/31/2009.........  $ 6.13261    $ 7.57385       33,561
   01/01/2010 to 12/31/2010.........  $ 7.57385    $ 8.83745       41,788
   01/01/2011 to 12/31/2011.........  $ 8.83745    $ 8.12580       19,244
   01/01/2012 to 12/31/2012.........  $ 8.12580    $ 8.99525       23,944

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99838    $ 7.46229         447
   01/01/2009 to 11/13/2009.........  $ 7.46229    $ 8.32307           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99837    $10.72497       4,655
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17506    $ 6.10465           0
   01/01/2009 to 12/31/2009.........  $ 6.10465    $ 8.08534           0
   01/01/2010 to 12/31/2010.........  $ 8.08534    $ 9.52771           0
   01/01/2011 to 12/31/2011.........  $ 9.52771    $ 8.87015           0
   01/01/2012 to 12/31/2012.........  $ 8.87015    $11.02655           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98704    $ 6.08795           0
   01/01/2009 to 12/31/2009.........  $ 6.08795    $ 8.91680           0
   01/01/2010 to 12/31/2010.........  $ 8.91680    $ 9.64107           0
   01/01/2011 to 12/31/2011.........  $ 9.64107    $ 9.07796           0
   01/01/2012 to 12/31/2012.........  $ 9.07796    $10.65840           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34177    $ 5.92701       2,881
   01/01/2009 to 12/31/2009.........  $ 5.92701    $ 6.92560           0
   01/01/2010 to 12/31/2010.........  $ 6.92560    $ 7.66452           0
   01/01/2011 to 12/31/2011.........  $ 7.66452    $ 7.09949           0
   01/01/2012 to 12/31/2012.........  $ 7.09949    $ 8.32876           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32662    $ 6.04394           0
   01/01/2009 to 12/31/2009.........  $ 6.04394    $ 9.30832         341
   01/01/2010 to 12/31/2010.........  $ 9.30832    $10.93481         357
   01/01/2011 to 12/31/2011.........  $10.93481    $10.40118         357
   01/01/2012 to 12/31/2012.........  $10.40118    $12.19665         357
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03326    $ 7.62849           0
   01/01/2009 to 12/31/2009.........  $ 7.62849    $ 9.48655           0
   01/01/2010 to 12/31/2010.........  $ 9.48655    $11.78990           0
   01/01/2011 to 12/31/2011.........  $11.78990    $11.70926           0
   01/01/2012 to 12/31/2012.........  $11.70926    $13.28002           0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.60380    $ 7.67272           0
   01/01/2009 to 12/31/2009.........  $ 7.67272    $10.19632           0
   01/01/2010 to 12/31/2010.........  $10.19632    $11.34562           0
   01/01/2011 to 12/31/2011.........  $11.34562    $11.47618           0
   01/01/2012 to 12/31/2012.........  $11.47618    $12.81144           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08919    $ 7.59959        4,254
   01/01/2009 to 12/31/2009.........  $ 7.59959    $ 9.19243        5,320
   01/01/2010 to 12/31/2010.........  $ 9.19243    $10.05726        5,286
   01/01/2011 to 12/31/2011.........  $10.05726    $ 9.81014        4,057
   01/01/2012 to 12/31/2012.........  $ 9.81014    $10.59140        4,802
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.49604    $ 5.39424        1,348
   01/01/2009 to 12/31/2009.........  $ 5.39424    $ 7.15452            0
   01/01/2010 to 12/31/2010.........  $ 7.15452    $ 8.03101            0
   01/01/2011 to 12/31/2011.........  $ 8.03101    $ 6.85583            0
   01/01/2012 to 12/31/2012.........  $ 6.85583    $ 8.08984            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.87987    $ 5.74172        1,274
   01/01/2009 to 12/31/2009.........  $ 5.74172    $ 7.34575            0
   01/01/2010 to 12/31/2010.........  $ 7.34575    $ 7.99967            0
   01/01/2011 to 12/31/2011.........  $ 7.99967    $ 6.85845            0
   01/01/2012 to 12/31/2012.........  $ 6.85845    $ 7.84487            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02949    $10.76729       61,513
   01/01/2009 to 12/31/2009.........  $10.76729    $11.74908       15,314
   01/01/2010 to 12/31/2010.........  $11.74908    $12.76362        1,040
   01/01/2011 to 12/31/2011.........  $12.76362    $14.07075       43,576
   01/01/2012 to 12/31/2012.........  $14.07075    $15.09093       17,057
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11170    $ 7.12451            0
   01/01/2009 to 12/31/2009.........  $ 7.12451    $ 8.84721            0
   01/01/2010 to 12/31/2010.........  $ 8.84721    $ 9.87201            0
   01/01/2011 to 12/31/2011.........  $ 9.87201    $ 9.62331            0
   01/01/2012 to 12/31/2012.........  $ 9.62331    $10.71552            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.21811    $ 7.81882        2,069
   01/01/2009 to 12/31/2009.........  $ 7.81882    $ 9.35320        3,349
   01/01/2010 to 12/31/2010.........  $ 9.35320    $ 9.84066        3,622
   01/01/2011 to 12/31/2011.........  $ 9.84066    $ 9.67022        2,090
   01/01/2012 to 12/31/2012.........  $ 9.67022    $10.49628        2,839
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08376    $10.28629            0
   01/01/2010 to 12/31/2010.........  $10.28629    $11.22561            0
   01/01/2011 to 12/31/2011.........  $11.22561    $11.07842            0
   01/01/2012 to 12/31/2012.........  $11.07842    $12.50999            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14514    $10.29611           0
   01/01/2010 to 12/31/2010.........  $10.29611    $11.47933           0
   01/01/2011 to 12/31/2011.........  $11.47933    $10.59336           0
   01/01/2012 to 12/31/2012.........  $10.59336    $11.75942           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06285    $ 5.93648       2,858
   01/01/2009 to 12/31/2009.........  $ 5.93648    $ 7.90824       2,426
   01/01/2010 to 12/31/2010.........  $ 7.90824    $ 8.30893       2,731
   01/01/2011 to 12/31/2011.........  $ 8.30893    $ 7.40062       2,731
   01/01/2012 to 12/31/2012.........  $ 7.40062    $ 8.84469       2,731
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15168    $ 5.47685           0
   01/01/2009 to 12/31/2009.........  $ 5.47685    $ 6.41273           0
   01/01/2010 to 12/31/2010.........  $ 6.41273    $ 7.11421           0
   01/01/2011 to 12/31/2011.........  $ 7.11421    $ 6.68293           0
   01/01/2012 to 12/31/2012.........  $ 6.68293    $ 7.65784           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37930    $ 7.81406           0
   01/01/2009 to 12/31/2009.........  $ 7.81406    $10.31155           0
   01/01/2010 to 12/31/2010.........  $10.31155    $11.46522           0
   01/01/2011 to 12/31/2011.........  $11.46522    $12.38372           0
   01/01/2012 to 12/31/2012.........  $12.38372    $12.86007           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98124    $ 5.97186           0
   01/01/2009 to 12/31/2009.........  $ 5.97186    $ 7.59687       2,099
   01/01/2010 to 12/31/2010.........  $ 7.59687    $ 8.91884       2,262
   01/01/2011 to 12/31/2011.........  $ 8.91884    $ 8.66411       2,262
   01/01/2012 to 12/31/2012.........  $ 8.66411    $ 9.53565       2,262
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17077    $ 6.74262           0
   01/01/2009 to 12/31/2009.........  $ 6.74262    $ 8.69300           0
   01/01/2010 to 12/31/2010.........  $ 8.69300    $ 9.54906           0
   01/01/2011 to 12/31/2011.........  $ 9.54906    $ 9.06853           0
   01/01/2012 to 12/31/2012.........  $ 9.06853    $10.94202           0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37511    $ 6.71375           0
   01/01/2009 to 12/31/2009.........  $ 6.71375    $ 8.18166           0
   01/01/2010 to 12/31/2010.........  $ 8.18166    $ 9.04647           0
   01/01/2011 to 12/31/2011.........  $ 9.04647    $ 8.81632           0
   01/01/2012 to 12/31/2012.........  $ 8.81632    $10.11951           0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99837    $10.18469           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74562    $ 5.90672           0
   01/01/2009 to 12/31/2009.........  $ 5.90672    $ 8.04258         788
   01/01/2010 to 12/31/2010.........  $ 8.04258    $ 9.74614         813
   01/01/2011 to 12/31/2011.........  $ 9.74614    $ 9.22525         813
   01/01/2012 to 12/31/2012.........  $ 9.22525    $10.70891         813
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15985    $10.16688       4,229
   01/01/2009 to 12/31/2009.........  $10.16688    $ 9.99180           1
   01/01/2010 to 12/31/2010.........  $ 9.99180    $ 9.79807           1
   01/01/2011 to 12/31/2011.........  $ 9.79807    $ 9.60811           1
   01/01/2012 to 12/31/2012.........  $ 9.60811    $ 9.42024           1
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.65192    $ 5.66775           0
   01/01/2009 to 12/31/2009.........  $ 5.66775    $ 7.81493           0
   01/01/2010 to 12/31/2010.........  $ 7.81493    $ 9.45711           0
   01/01/2011 to 12/31/2011.........  $ 9.45711    $ 9.04138           0
   01/01/2012 to 12/31/2012.........  $ 9.04138    $10.38176           0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02828    $10.06521           0
   01/01/2012 to 12/31/2012.........  $10.06521    $10.34809           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.54437    $ 5.84206           0
   01/01/2009 to 12/31/2009.........  $ 5.84206    $ 7.43344           0
   01/01/2010 to 12/31/2010.........  $ 7.43344    $ 9.37744           0
   01/01/2011 to 12/31/2011.........  $ 9.37744    $ 9.34868           0
   01/01/2012 to 12/31/2012.........  $ 9.34868    $10.29967           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15161    $ 6.32280           0
   01/01/2009 to 12/31/2009.........  $ 6.32280    $ 7.59732           0
   01/01/2010 to 12/31/2010.........  $ 7.59732    $ 8.95779           0
   01/01/2011 to 04/29/2011.........  $ 8.95779    $10.03712           0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99837    $10.30137           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10112    $ 5.56589           0
   01/01/2009 to 12/31/2009.........  $ 5.56589    $ 9.08604           0
   01/01/2010 to 12/31/2010.........  $ 9.08604    $10.89161           0
   01/01/2011 to 12/31/2011.........  $10.89161    $ 8.51341           0
   01/01/2012 to 12/31/2012.........  $ 8.51341    $ 9.84244           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.50651    $10.24080            0
   01/01/2009 to 12/31/2009.........  $10.24080    $11.06679            0
   01/01/2010 to 12/31/2010.........  $11.06679    $11.27238            0
   01/01/2011 to 12/31/2011.........  $11.27238    $11.29986            0
   01/01/2012 to 12/31/2012.........  $11.29986    $11.59769            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.86023    $10.14838        2,807
   01/01/2009 to 12/31/2009.........  $10.14838    $11.59335       21,614
   01/01/2010 to 12/31/2010.........  $11.59335    $12.24288       20,728
   01/01/2011 to 12/31/2011.........  $12.24288    $12.38430       20,728
   01/01/2012 to 12/31/2012.........  $12.38430    $13.27246       20,728
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.41138    $ 8.27260       43,668
   01/01/2009 to 12/31/2009.........  $ 8.27260    $ 9.73531       43,451
   01/01/2010 to 12/31/2010.........  $ 9.73531    $10.55321       21,482
   01/01/2011 to 12/31/2011.........  $10.55321    $10.44937       28,626
   01/01/2012 to 12/31/2012.........  $10.44937    $11.30668       26,053
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01829    $10.06512            0
   01/01/2012 to 12/31/2012.........  $10.06512    $10.56877            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.29071    $ 5.84939            0
   01/01/2009 to 12/31/2009.........  $ 5.84939    $ 6.98586            0
   01/01/2010 to 12/31/2010.........  $ 6.98586    $ 7.87945            0
   01/01/2011 to 12/31/2011.........  $ 7.87945    $ 7.99204            0
   01/01/2012 to 12/31/2012.........  $ 7.99204    $ 9.30824            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99837    $ 8.88085            0
   01/01/2012 to 12/31/2012.........  $ 8.88085    $ 9.85166            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09919    $ 6.68338            0
   01/01/2009 to 12/31/2009.........  $ 6.68338    $ 8.31141            0
   01/01/2010 to 12/31/2010.........  $ 8.31141    $ 9.31690            0
   01/01/2011 to 12/31/2011.........  $ 9.31690    $ 8.91610            0
   01/01/2012 to 12/31/2012.........  $ 8.91610    $10.13078            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14713    $ 7.12072        5,321
   01/01/2009 to 12/31/2009.........  $ 7.12072    $ 8.89454        7,095
   01/01/2010 to 12/31/2010.........  $ 8.89454    $ 9.75005        7,148
   01/01/2011 to 12/31/2011.........  $ 9.75005    $ 9.23576        5,301
   01/01/2012 to 12/31/2012.........  $ 9.23576    $10.06253        6,173

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.46336    $ 6.28194            0
   01/01/2009 to 12/31/2009.........  $ 6.28194    $ 8.24680            0
   01/01/2010 to 12/31/2010.........  $ 8.24680    $11.02938            0
   01/01/2011 to 12/31/2011.........  $11.02938    $10.70717            0
   01/01/2012 to 12/31/2012.........  $10.70717    $11.77465            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34639    $ 6.50560        1,503
   01/01/2009 to 12/31/2009.........  $ 6.50560    $ 8.09990            0
   01/01/2010 to 12/31/2010.........  $ 8.09990    $10.00506            0
   01/01/2011 to 12/31/2011.........  $10.00506    $ 9.22265            0
   01/01/2012 to 12/31/2012.........  $ 9.22265    $10.68323            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.03863    $ 7.39806       27,037
   01/01/2009 to 12/31/2009.........  $ 7.39806    $ 9.00350       31,614
   01/01/2010 to 12/31/2010.........  $ 9.00350    $ 9.84496       28,629
   01/01/2011 to 12/31/2011.........  $ 9.84496    $ 9.84336       26,239
   01/01/2012 to 12/31/2012.........  $ 9.84336    $10.95219       18,559
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.02155    $ 5.39723            0
   01/01/2009 to 12/31/2009.........  $ 5.39723    $ 6.55037        3,892
   01/01/2010 to 12/31/2010.........  $ 6.55037    $ 7.27236        4,259
   01/01/2011 to 12/31/2011.........  $ 7.27236    $ 7.01293        4,259
   01/01/2012 to 12/31/2012.........  $ 7.01293    $ 8.06098        4,259
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.99567    $10.13609            0
   01/01/2009 to 12/31/2009.........  $10.13609    $11.14105            0
   01/01/2010 to 12/31/2010.........  $11.14105    $11.54964            0
   01/01/2011 to 12/31/2011.........  $11.54964    $11.79014            0
   01/01/2012 to 12/31/2012.........  $11.79014    $12.16219            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.61495    $ 5.86411            0
   01/01/2009 to 12/31/2009.........  $ 5.86411    $ 8.81748            0
   01/01/2010 to 12/31/2010.........  $ 8.81748    $10.01116            0
   01/01/2011 to 12/31/2011.........  $10.01116    $ 9.64854            0
   01/01/2012 to 12/31/2012.........  $ 9.64854    $11.12194            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.03339    $ 5.69990            0
   01/01/2009 to 12/31/2009.........  $ 5.69990    $ 8.34555            0
   01/01/2010 to 12/31/2010.........  $ 8.34555    $ 9.85534            0
   01/01/2011 to 12/31/2011.........  $ 9.85534    $ 8.22064            0
   01/01/2012 to 12/31/2012.........  $ 8.22064    $ 8.35035            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74663    $ 5.84907           0
   01/01/2009 to 12/31/2009.........  $ 5.84907    $ 7.36456           0
   01/01/2010 to 12/31/2010.........  $ 7.36456    $ 8.27666           0
   01/01/2011 to 12/31/2011.........  $ 8.27666    $ 7.83397           0
   01/01/2012 to 12/31/2012.........  $ 7.83397    $ 8.52527           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22718    $ 9.27028           0
   01/01/2009 to 12/31/2009.........  $ 9.27028    $10.14521           0
   01/01/2010 to 12/31/2010.........  $10.14521    $10.72156           0
   01/01/2011 to 12/31/2011.........  $10.72156    $11.14467           0
   01/01/2012 to 12/31/2012.........  $11.14467    $11.78346           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07802    $ 6.62866       4,343
   01/01/2009 to 12/31/2009.........  $ 6.62866    $ 8.45227       5,708
   01/01/2010 to 12/31/2010.........  $ 8.45227    $ 9.13481       5,179
   01/01/2011 to 12/31/2011.........  $ 9.13481    $ 8.80608       4,303
   01/01/2012 to 09/21/2012.........  $ 8.80608    $ 9.84281           0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08890    $ 7.65473           0
   01/01/2009 to 12/31/2009.........  $ 7.65473    $ 9.12280           0
   01/01/2010 to 12/31/2010.........  $ 9.12280    $10.49642           0
   01/01/2011 to 12/31/2011.........  $10.49642    $11.00544           0
   01/01/2012 to 12/31/2012.........  $11.00544    $11.96039           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26792    $ 7.02704           0
   01/01/2009 to 12/31/2009.........  $ 7.02704    $ 9.01120           0
   01/01/2010 to 12/31/2010.........  $ 9.01120    $10.72399           0
   01/01/2011 to 12/31/2011.........  $10.72399    $11.09200           0
   01/01/2012 to 12/31/2012.........  $11.09200    $13.27685           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38561    $ 5.26039           0
   01/01/2009 to 12/31/2009.........  $ 5.26039    $ 5.93110           0
   01/01/2010 to 12/31/2010.........  $ 5.93110    $ 6.45020           0
   01/01/2011 to 12/31/2011.........  $ 6.45020    $ 5.44902           0
   01/01/2012 to 12/31/2012.........  $ 5.44902    $ 6.66288           0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15183    $ 8.31794           0
   01/01/2009 to 12/31/2009.........  $ 8.31794    $ 9.74937           0
   01/01/2010 to 12/31/2010.........  $ 9.74937    $ 9.82982           0
   01/01/2011 to 12/31/2011.........  $ 9.82982    $10.61165           0
   01/01/2012 to 12/31/2012.........  $10.61165    $12.21344           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16534    $ 6.08347         0
   01/01/2009 to 12/31/2009.........  $ 6.08347    $ 7.40125         0
   01/01/2010 to 12/31/2010.........  $ 7.40125    $ 8.97917         0
   01/01/2011 to 12/31/2011.........  $ 8.97917    $ 8.64600         0
   01/01/2012 to 12/31/2012.........  $ 8.64600    $ 9.81503         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11057    $ 6.70173         0
   01/01/2009 to 12/31/2009.........  $ 6.70173    $ 8.52372         0
   01/01/2010 to 12/31/2010.........  $ 8.52372    $ 9.45813         0
   01/01/2011 to 12/31/2011.........  $ 9.45813    $ 9.56292         0
   01/01/2012 to 12/31/2012.........  $ 9.56292    $10.56702         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24135    $ 6.25788         0
   01/01/2009 to 12/31/2009.........  $ 6.25788    $ 7.32913         0
   01/01/2010 to 12/31/2010.........  $ 7.32913    $ 8.11173         0
   01/01/2011 to 12/31/2011.........  $ 8.11173    $ 7.85101         0
   01/01/2012 to 12/31/2012.........  $ 7.85101    $ 8.88342         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07235    $ 6.18606         0
   01/01/2009 to 12/31/2009.........  $ 6.18606    $ 8.38835         0
   01/01/2010 to 12/31/2010.........  $ 8.38835    $10.56068         0
   01/01/2011 to 12/31/2011.........  $10.56068    $10.05406         0
   01/01/2012 to 12/31/2012.........  $10.05406    $11.37229         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18832    $ 6.44991         0
   01/01/2009 to 12/31/2009.........  $ 6.44991    $ 8.27544         0
   01/01/2010 to 12/31/2010.........  $ 8.27544    $ 9.77229         0
   01/01/2011 to 12/31/2011.........  $ 9.77229    $ 9.20467         0
   01/01/2012 to 12/31/2012.........  $ 9.20467    $10.51836         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25882    $ 5.50598         0
   01/01/2009 to 12/31/2009.........  $ 5.50598    $ 6.90377         0
   01/01/2010 to 12/31/2010.........  $ 6.90377    $ 8.43954         0
   01/01/2011 to 12/31/2011.........  $ 8.43954    $ 8.66713         0
   01/01/2012 to 12/31/2012.........  $ 8.66713    $ 9.95565         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11347    $ 6.79467         0
   01/01/2009 to 12/31/2009.........  $ 6.79467    $ 8.40444         0
   01/01/2010 to 12/31/2010.........  $ 8.40444    $10.35917         0
   01/01/2011 to 12/31/2011.........  $10.35917    $10.28616         0
   01/01/2012 to 12/31/2012.........  $10.28616    $11.34245         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22847    $ 7.16333         0
   01/01/2009 to 12/31/2009.........  $ 7.16333    $ 8.45551         0
   01/01/2010 to 12/31/2010.........  $ 8.45551    $10.12176         0
   01/01/2011 to 12/31/2011.........  $10.12176    $ 9.51626         0
   01/01/2012 to 12/31/2012.........  $ 9.51626    $10.83634         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27804    $ 7.25266         0
   01/01/2009 to 12/31/2009.........  $ 7.25266    $ 7.63063         0
   01/01/2010 to 12/31/2010.........  $ 7.63063    $ 8.65440         0
   01/01/2011 to 12/31/2011.........  $ 8.65440    $ 8.64325         0
   01/01/2012 to 12/31/2012.........  $ 8.64325    $ 9.87271         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09850    $ 7.19946         0
   01/01/2009 to 12/31/2009.........  $ 7.19946    $ 7.81582         0
   01/01/2010 to 12/31/2010.........  $ 7.81582    $ 8.11830         0
   01/01/2011 to 12/31/2011.........  $ 8.11830    $ 9.35282         0
   01/01/2012 to 12/31/2012.........  $ 9.35282    $ 9.18176         0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY (2.10%) OR
                      TRUEACCUMULATION HD 60 BPS (2.10%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09271    $10.41494      157,484
   01/01/2008 to 12/31/2008.........  $10.41494    $ 6.95362      108,570
   01/01/2009 to 12/31/2009.........  $ 6.95362    $ 8.46930      115,425
   01/01/2010 to 12/31/2010.........  $ 8.46930    $ 9.28739      114,042
   01/01/2011 to 12/31/2011.........  $ 9.28739    $ 8.85448       93,713
   01/01/2012 to 12/31/2012.........  $ 8.85448    $ 9.76153       67,961
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11436    $10.46569       10,815
   01/01/2008 to 12/31/2008.........  $10.46569    $ 7.19518       13,917
   01/01/2009 to 12/31/2009.........  $ 7.19518    $ 8.89332       17,693
   01/01/2010 to 12/31/2010.........  $ 8.89332    $ 9.90406       17,295
   01/01/2011 to 12/31/2011.........  $ 9.90406    $ 9.71130       18,144
   01/01/2012 to 12/31/2012.........  $ 9.71130    $10.80914       18,301
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06578    $ 9.54208            0
   01/01/2008 to 12/31/2008.........  $ 9.54208    $ 6.09835            0
   01/01/2009 to 12/31/2009.........  $ 6.09835    $ 7.03429            0
   01/01/2010 to 12/31/2010.........  $ 7.03429    $ 7.84342            0
   01/01/2011 to 12/31/2011.........  $ 7.84342    $ 7.95648            0
   01/01/2012 to 05/04/2012.........  $ 7.95648    $ 8.63279            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07648    $10.42547       23,605
   01/01/2008 to 12/31/2008.........  $10.42547    $ 7.28022       22,539
   01/01/2009 to 12/31/2009.........  $ 7.28022    $ 8.79140       22,771
   01/01/2010 to 12/31/2010.........  $ 8.79140    $ 9.67070       18,526
   01/01/2011 to 12/31/2011.........  $ 9.67070    $ 9.35665       15,178
   01/01/2012 to 12/31/2012.........  $ 9.35665    $10.30688       10,695

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99829    $ 9.14127         0
   01/01/2012 to 12/31/2012.........  $ 9.14127    $10.01764         0
AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07754    $ 9.79668         0
   01/01/2008 to 12/31/2008.........  $ 9.79668    $ 6.01589         0
   01/01/2009 to 12/31/2009.........  $ 6.01589    $ 6.96779         0
   01/01/2010 to 12/31/2010.........  $ 6.96779    $ 7.67346         0
   01/01/2011 to 12/31/2011.........  $ 7.67346    $ 7.47865         0
   01/01/2012 to 12/31/2012.........  $ 7.47865    $ 8.30593         0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99886    $ 9.35330         0
   01/01/2010 to 12/31/2010.........  $ 9.35330    $10.12961         0
   01/01/2011 to 12/31/2011.........  $10.12961    $10.87768         0
   01/01/2012 to 12/31/2012.........  $10.87768    $11.09702         0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02961    $12.14399         0
   01/01/2009 to 12/31/2009.........  $12.14399    $11.17415         0
   01/01/2010 to 12/31/2010.........  $11.17415    $12.16815         0
   01/01/2011 to 12/31/2011.........  $12.16815    $13.53631         0
   01/01/2012 to 12/31/2012.........  $13.53631    $14.01483         0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02958    $12.20118         0
   01/01/2009 to 12/31/2009.........  $12.20118    $11.02963         0
   01/01/2010 to 12/31/2010.........  $11.02963    $12.02983         0
   01/01/2011 to 12/31/2011.........  $12.02983    $13.66444         0
   01/01/2012 to 12/31/2012.........  $13.66444    $14.16672         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99886    $ 8.76565         0
   01/01/2010 to 12/31/2010.........  $ 8.76565    $ 9.60193         0
   01/01/2011 to 12/31/2011.........  $ 9.60193    $11.16082         0
   01/01/2012 to 12/31/2012.........  $11.16082    $11.62136         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99772    $10.97921         0
   01/01/2011 to 12/31/2011.........  $10.97921    $12.93643         0
   01/01/2012 to 12/31/2012.........  $12.93643    $13.53038         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99829    $11.98897         0
   01/01/2012 to 12/31/2012.........  $11.98897    $12.42825         0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99773    $10.37142         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11584    $10.40053      132,575
   01/01/2008 to 12/31/2008.........  $10.40053    $ 6.62728       60,457
   01/01/2009 to 12/31/2009.........  $ 6.62728    $ 8.13484       71,028
   01/01/2010 to 12/31/2010.........  $ 8.13484    $ 9.03295       69,086
   01/01/2011 to 12/31/2011.........  $ 9.03295    $ 8.63250       50,154
   01/01/2012 to 12/31/2012.........  $ 8.63250    $ 9.61469       50,083
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08098    $ 7.32617          928
   01/01/2009 to 12/31/2009.........  $ 7.32617    $ 8.85339          995
   01/01/2010 to 12/31/2010.........  $ 8.85339    $ 9.70450          994
   01/01/2011 to 12/31/2011.........  $ 9.70450    $ 9.33232          993
   01/01/2012 to 12/31/2012.........  $ 9.33232    $10.07966          992
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10558    $ 9.35089            0
   01/01/2008 to 12/31/2008.........  $ 9.35089    $ 5.94805            0
   01/01/2009 to 12/31/2009.........  $ 5.94805    $ 7.68548            0
   01/01/2010 to 12/31/2010.........  $ 7.68548    $ 9.68694            0
   01/01/2011 to 12/31/2011.........  $ 9.68694    $10.11308            0
   01/01/2012 to 12/31/2012.........  $10.11308    $11.42458            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12701    $ 8.81881            0
   01/01/2008 to 07/18/2008.........  $ 8.81881    $ 8.06178            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09491    $10.19690            0
   01/01/2008 to 12/31/2008.........  $10.19690    $ 5.58338            0
   01/01/2009 to 12/31/2009.........  $ 5.58338    $ 7.25452            0
   01/01/2010 to 12/31/2010.........  $ 7.25452    $ 9.41765            0
   01/01/2011 to 12/31/2011.........  $ 9.41765    $ 8.01442            0
   01/01/2012 to 12/31/2012.........  $ 8.01442    $ 9.42468            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10349    $ 7.48592            0
   01/01/2009 to 12/31/2009.........  $ 7.48592    $ 8.88836            0
   01/01/2010 to 12/31/2010.........  $ 8.88836    $ 9.86521            0
   01/01/2011 to 12/31/2011.........  $ 9.86521    $ 9.42340            0
   01/01/2012 to 12/31/2012.........  $ 9.42340    $10.48742            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08854    $10.40957       63,258
   01/01/2008 to 12/31/2008.........  $10.40957    $ 6.67917       21,438
   01/01/2009 to 12/31/2009.........  $ 6.67917    $ 8.10181       24,961
   01/01/2010 to 12/31/2010.........  $ 8.10181    $ 9.07477       29,102
   01/01/2011 to 12/31/2011.........  $ 9.07477    $ 8.75444       19,540
   01/01/2012 to 12/31/2012.........  $ 8.75444    $ 9.48569       17,969

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12419    $10.54610      335,447
   01/01/2008 to 12/31/2008.........  $10.54610    $ 6.12391      636,184
   01/01/2009 to 12/31/2009.........  $ 6.12391    $ 7.55570      513,417
   01/01/2010 to 12/31/2010.........  $ 7.55570    $ 8.80766      586,805
   01/01/2011 to 12/31/2011.........  $ 8.80766    $ 8.09042      532,528
   01/01/2012 to 12/31/2012.........  $ 8.09042    $ 8.94730      382,002
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99830    $ 7.45902            0
   01/01/2009 to 11/13/2009.........  $ 7.45902    $ 8.31239            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99829    $10.71779        6,325
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17497    $ 6.10192            0
   01/01/2009 to 12/31/2009.........  $ 6.10192    $ 8.07398            0
   01/01/2010 to 12/31/2010.........  $ 8.07398    $ 9.50503            0
   01/01/2011 to 12/31/2011.........  $ 9.50503    $ 8.84041            0
   01/01/2012 to 12/31/2012.........  $ 8.84041    $10.97887            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13378    $10.39215            0
   01/01/2008 to 12/31/2008.........  $10.39215    $ 6.07940            0
   01/01/2009 to 12/31/2009.........  $ 6.07940    $ 8.89546            0
   01/01/2010 to 12/31/2010.........  $ 8.89546    $ 9.60851            0
   01/01/2011 to 12/31/2011.........  $ 9.60851    $ 9.03847            0
   01/01/2012 to 12/31/2012.........  $ 9.03847    $10.60157            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07329    $10.18914            0
   01/01/2008 to 12/31/2008.........  $10.18914    $ 5.91860            0
   01/01/2009 to 12/31/2009.........  $ 5.91860    $ 6.90906            0
   01/01/2010 to 12/31/2010.........  $ 6.90906    $ 7.63885            0
   01/01/2011 to 12/31/2011.........  $ 7.63885    $ 7.06885            0
   01/01/2012 to 12/31/2012.........  $ 7.06885    $ 8.28460            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12374    $10.40831            0
   01/01/2008 to 12/31/2008.........  $10.40831    $ 6.03549            0
   01/01/2009 to 12/31/2009.........  $ 6.03549    $ 9.28613            0
   01/01/2010 to 12/31/2010.........  $ 9.28613    $10.89803            0
   01/01/2011 to 12/31/2011.........  $10.89803    $10.35607            0
   01/01/2012 to 12/31/2012.........  $10.35607    $12.13188            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03318    $ 7.62511            0
   01/01/2009 to 12/31/2009.........  $ 7.62511    $ 9.47295            0
   01/01/2010 to 12/31/2010.........  $ 9.47295    $11.76127            0
   01/01/2011 to 12/31/2011.........  $11.76127    $11.66936            0
   01/01/2012 to 12/31/2012.........  $11.66936    $13.22184            0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01059    $10.50680            0
   01/01/2008 to 12/31/2008.........  $10.50680    $ 7.66190            0
   01/01/2009 to 12/31/2009.........  $ 7.66190    $10.17204            0
   01/01/2010 to 12/31/2010.........  $10.17204    $11.30746            0
   01/01/2011 to 12/31/2011.........  $11.30746    $11.42636            0
   01/01/2012 to 12/31/2012.........  $11.42636    $12.74332            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08916    $ 7.59467            0
   01/01/2009 to 12/31/2009.........  $ 7.59467    $ 9.17757            0
   01/01/2010 to 12/31/2010.........  $ 9.17757    $10.03106            0
   01/01/2011 to 12/31/2011.........  $10.03106    $ 9.77494            0
   01/01/2012 to 12/31/2012.........  $ 9.77494    $10.54299            0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24164    $11.05145            0
   01/01/2008 to 12/31/2008.........  $11.05145    $ 5.38671            0
   01/01/2009 to 12/31/2009.........  $ 5.38671    $ 7.13750            0
   01/01/2010 to 12/31/2010.........  $ 7.13750    $ 8.00407            0
   01/01/2011 to 12/31/2011.........  $ 8.00407    $ 6.82619            0
   01/01/2012 to 12/31/2012.........  $ 6.82619    $ 8.04695            0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18841    $10.45478            0
   01/01/2008 to 12/31/2008.........  $10.45478    $ 5.73374            0
   01/01/2009 to 12/31/2009.........  $ 5.73374    $ 7.32827            0
   01/01/2010 to 12/31/2010.........  $ 7.32827    $ 7.97286            0
   01/01/2011 to 12/31/2011.........  $ 7.97286    $ 6.82882            0
   01/01/2012 to 12/31/2012.........  $ 6.82882    $ 7.80328            0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11168    $ 7.11975        2,988
   01/01/2009 to 12/31/2009.........  $ 7.11975    $ 8.83271        2,988
   01/01/2010 to 12/31/2010.........  $ 8.83271    $ 9.84615        2,988
   01/01/2011 to 12/31/2011.........  $ 9.84615    $ 9.58872        2,988
   01/01/2012 to 12/31/2012.........  $ 9.58872    $10.66654            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08280    $ 9.67660       93,467
   01/01/2008 to 12/31/2008.........  $ 9.67660    $ 7.80791       34,768
   01/01/2009 to 12/31/2009.........  $ 7.80791    $ 9.33096       50,079
   01/01/2010 to 12/31/2010.........  $ 9.33096    $ 9.80767       43,322
   01/01/2011 to 12/31/2011.........  $ 9.80767    $ 9.62837       32,274
   01/01/2012 to 12/31/2012.........  $ 9.62837    $10.44060       22,695

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08368    $10.28497         0
   01/01/2010 to 12/31/2010.........  $10.28497    $11.21312         0
   01/01/2011 to 12/31/2011.........  $11.21312    $11.05524         0
   01/01/2012 to 12/31/2012.........  $11.05524    $12.47160         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14506    $10.29478         0
   01/01/2010 to 12/31/2010.........  $10.29478    $11.46645         0
   01/01/2011 to 12/31/2011.........  $11.46645    $10.57112         0
   01/01/2012 to 12/31/2012.........  $10.57112    $11.72307         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18181    $10.32559         0
   01/01/2008 to 12/31/2008.........  $10.32559    $ 5.92811         0
   01/01/2009 to 12/31/2009.........  $ 5.92811    $ 7.88925         0
   01/01/2010 to 12/31/2010.........  $ 7.88925    $ 8.28083         0
   01/01/2011 to 12/31/2011.........  $ 8.28083    $ 7.36833         0
   01/01/2012 to 12/31/2012.........  $ 7.36833    $ 8.79743         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09184    $ 9.54402         0
   01/01/2008 to 12/31/2008.........  $ 9.54402    $ 5.46911         0
   01/01/2009 to 12/31/2009.........  $ 5.46911    $ 6.39755         0
   01/01/2010 to 12/31/2010.........  $ 6.39755    $ 7.09039         0
   01/01/2011 to 12/31/2011.........  $ 7.09039    $ 6.65401         0
   01/01/2012 to 12/31/2012.........  $ 6.65401    $ 7.61722         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00675    $10.38092         0
   01/01/2008 to 12/31/2008.........  $10.38092    $ 7.80300         0
   01/01/2009 to 12/31/2009.........  $ 7.80300    $10.28687         0
   01/01/2010 to 12/31/2010.........  $10.28687    $11.42650         0
   01/01/2011 to 12/31/2011.........  $11.42650    $12.32980         0
   01/01/2012 to 12/31/2012.........  $12.32980    $12.79141         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13280    $10.80754         0
   01/01/2008 to 12/31/2008.........  $10.80754    $ 5.96346         0
   01/01/2009 to 12/31/2009.........  $ 5.96346    $ 7.57875         0
   01/01/2010 to 12/31/2010.........  $ 7.57875    $ 8.88887         0
   01/01/2011 to 12/31/2011.........  $ 8.88887    $ 8.62655         0
   01/01/2012 to 12/31/2012.........  $ 8.62655    $ 9.48499         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15619    $10.41485         0
   01/01/2008 to 12/31/2008.........  $10.41485    $ 6.73316         0
   01/01/2009 to 12/31/2009.........  $ 6.73316    $ 8.67215         0
   01/01/2010 to 12/31/2010.........  $ 8.67215    $ 9.51681         0
   01/01/2011 to 12/31/2011.........  $ 9.51681    $ 9.02910         0
   01/01/2012 to 12/31/2012.........  $ 9.02910    $10.88365         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10829    $10.74686         0
   01/01/2008 to 12/31/2008.........  $10.74686    $ 6.70436         0
   01/01/2009 to 12/31/2009.........  $ 6.70436    $ 8.16203         0
   01/01/2010 to 12/31/2010.........  $ 8.16203    $ 9.01594         0
   01/01/2011 to 12/31/2011.........  $ 9.01594    $ 8.77801         0
   01/01/2012 to 12/31/2012.........  $ 8.77801    $10.06570         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99829    $10.18102         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07728    $ 9.73328         0
   01/01/2008 to 12/31/2008.........  $ 9.73328    $ 5.89835         0
   01/01/2009 to 12/31/2009.........  $ 5.89835    $ 8.02315         0
   01/01/2010 to 12/31/2010.........  $ 8.02315    $ 9.71315         0
   01/01/2011 to 12/31/2011.........  $ 9.71315    $ 9.18512         0
   01/01/2012 to 12/31/2012.........  $ 9.18512    $10.65188         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99961    $10.11238         0
   01/01/2008 to 12/31/2008.........  $10.11238    $10.15285         0
   01/01/2009 to 12/31/2009.........  $10.15285    $ 9.96797         0
   01/01/2010 to 12/31/2010.........  $ 9.96797    $ 9.76515         0
   01/01/2011 to 12/31/2011.........  $ 9.76515    $ 9.56649         0
   01/01/2012 to 12/31/2012.........  $ 9.56649    $ 9.36969         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10441    $10.00821         0
   01/01/2008 to 12/31/2008.........  $10.00821    $ 5.65978         0
   01/01/2009 to 12/31/2009.........  $ 5.65978    $ 7.79620         0
   01/01/2010 to 12/31/2010.........  $ 7.79620    $ 9.42520         0
   01/01/2011 to 12/31/2011.........  $ 9.42520    $ 9.00202         0
   01/01/2012 to 12/31/2012.........  $ 9.00202    $10.32637         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02820    $10.06348         0
   01/01/2012 to 12/31/2012.........  $10.06348    $10.33610         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15807    $10.48386         0
   01/01/2008 to 12/31/2008.........  $10.48386    $ 5.83391         0
   01/01/2009 to 12/31/2009.........  $ 5.83391    $ 7.41584         0
   01/01/2010 to 12/31/2010.........  $ 7.41584    $ 9.34599         0
   01/01/2011 to 12/31/2011.........  $ 9.34599    $ 9.30809         0
   01/01/2012 to 12/31/2012.........  $ 9.30809    $10.24491         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05109    $11.21928            0
   01/01/2008 to 12/31/2008.........  $11.21928    $ 6.31385            0
   01/01/2009 to 12/31/2009.........  $ 6.31385    $ 7.57912            0
   01/01/2010 to 12/31/2010.........  $ 7.57912    $ 8.92744            0
   01/01/2011 to 04/29/2011.........  $ 8.92744    $ 9.99992            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99829    $10.29452            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10104    $ 5.56341            0
   01/01/2009 to 12/31/2009.........  $ 5.56341    $ 9.07313            0
   01/01/2010 to 12/31/2010.........  $ 9.07313    $10.86534            0
   01/01/2011 to 12/31/2011.........  $10.86534    $ 8.48454            0
   01/01/2012 to 12/31/2012.........  $ 8.48454    $ 9.79937            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99829    $10.32629            0
   01/01/2008 to 12/31/2008.........  $10.32629    $10.22650            0
   01/01/2009 to 12/31/2009.........  $10.22650    $11.04052            0
   01/01/2010 to 12/31/2010.........  $11.04052    $11.23460            0
   01/01/2011 to 12/31/2011.........  $11.23460    $11.25100            0
   01/01/2012 to 12/31/2012.........  $11.25100    $11.53633            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98966    $10.58636            0
   01/01/2008 to 12/31/2008.........  $10.58636    $10.13421            0
   01/01/2009 to 12/31/2009.........  $10.13421    $11.56573            0
   01/01/2010 to 12/31/2010.........  $11.56573    $12.20183            0
   01/01/2011 to 12/31/2011.........  $12.20183    $12.33072            0
   01/01/2012 to 12/31/2012.........  $12.33072    $13.20209            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05206    $10.47598       22,715
   01/01/2008 to 12/31/2008.........  $10.47598    $ 8.26107       40,055
   01/01/2009 to 12/31/2009.........  $ 8.26107    $ 9.71216      119,615
   01/01/2010 to 12/31/2010.........  $ 9.71216    $10.51778      106,124
   01/01/2011 to 12/31/2011.........  $10.51778    $10.40414      124,574
   01/01/2012 to 12/31/2012.........  $10.40414    $11.24649      148,449
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01821    $10.06338            0
   01/01/2012 to 12/31/2012.........  $10.06338    $10.55651            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08298    $ 9.73188            0
   01/01/2008 to 12/31/2008.........  $ 9.73188    $ 5.84112            0
   01/01/2009 to 12/31/2009.........  $ 5.84112    $ 6.96923            0
   01/01/2010 to 12/31/2010.........  $ 6.96923    $ 7.85302            0
   01/01/2011 to 12/31/2011.........  $ 7.85302    $ 7.95743            0
   01/01/2012 to 12/31/2012.........  $ 7.95743    $ 9.25873            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99829    $ 8.87499            0
   01/01/2012 to 12/31/2012.........  $ 8.87499    $ 9.83561            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09916    $ 6.67897            0
   01/01/2009 to 12/31/2009.........  $ 6.67897    $ 8.29786            0
   01/01/2010 to 12/31/2010.........  $ 8.29786    $ 9.29266            0
   01/01/2011 to 12/31/2011.........  $ 9.29266    $ 8.88410            0
   01/01/2012 to 12/31/2012.........  $ 8.88410    $10.08456            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08173    $10.40014        6,449
   01/01/2008 to 12/31/2008.........  $10.40014    $ 7.11067        2,306
   01/01/2009 to 12/31/2009.........  $ 7.11067    $ 8.87338       10,482
   01/01/2010 to 12/31/2010.........  $ 8.87338    $ 9.71717        2,408
   01/01/2011 to 12/31/2011.........  $ 9.71717    $ 9.19559        1,828
   01/01/2012 to 12/31/2012.........  $ 9.19559    $10.00890        2,209
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09639    $ 9.85369            0
   01/01/2008 to 12/31/2008.........  $ 9.85369    $ 6.27311            0
   01/01/2009 to 12/31/2009.........  $ 6.27311    $ 8.22706            0
   01/01/2010 to 12/31/2010.........  $ 8.22706    $10.99213            0
   01/01/2011 to 12/31/2011.........  $10.99213    $10.66062            0
   01/01/2012 to 12/31/2012.........  $10.66062    $11.71193            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09252    $ 9.43781            0
   01/01/2008 to 12/31/2008.........  $ 9.43781    $ 6.49656            0
   01/01/2009 to 12/31/2009.........  $ 6.49656    $ 8.08080            0
   01/01/2010 to 12/31/2010.........  $ 8.08080    $ 9.97180            0
   01/01/2011 to 12/31/2011.........  $ 9.97180    $ 9.18294            0
   01/01/2012 to 12/31/2012.........  $ 9.18294    $10.62680            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06952    $10.18543       83,481
   01/01/2008 to 12/31/2008.........  $10.18543    $ 7.38762       88,903
   01/01/2009 to 12/31/2009.........  $ 7.38762    $ 8.98204       96,723
   01/01/2010 to 12/31/2010.........  $ 8.98204    $ 9.81180      131,256
   01/01/2011 to 12/31/2011.........  $ 9.81180    $ 9.80066      106,195
   01/01/2012 to 12/31/2012.........  $ 9.80066    $10.89396      117,980

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09062    $ 9.46923         0
   01/01/2008 to 12/31/2008.........  $ 9.46923    $ 5.38974         0
   01/01/2009 to 12/31/2009.........  $ 5.38974    $ 6.53486         0
   01/01/2010 to 12/31/2010.........  $ 6.53486    $ 7.24797         0
   01/01/2011 to 12/31/2011.........  $ 7.24797    $ 6.98253         0
   01/01/2012 to 12/31/2012.........  $ 6.98253    $ 8.01823         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00672    $10.59242         0
   01/01/2008 to 12/31/2008.........  $10.59242    $10.12189         0
   01/01/2009 to 12/31/2009.........  $10.12189    $11.11442         0
   01/01/2010 to 12/31/2010.........  $11.11442    $11.51070         0
   01/01/2011 to 12/31/2011.........  $11.51070    $11.73895         0
   01/01/2012 to 12/31/2012.........  $11.73895    $12.09753         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14510    $10.06023         0
   01/01/2008 to 12/31/2008.........  $10.06023    $ 5.85587         0
   01/01/2009 to 12/31/2009.........  $ 5.85587    $ 8.79623         0
   01/01/2010 to 12/31/2010.........  $ 8.79623    $ 9.97721         0
   01/01/2011 to 12/31/2011.........  $ 9.97721    $ 9.60635         0
   01/01/2012 to 12/31/2012.........  $ 9.60635    $11.06240         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18006    $11.62021         0
   01/01/2008 to 12/31/2008.........  $11.62021    $ 5.69192         0
   01/01/2009 to 12/31/2009.........  $ 5.69192    $ 8.32575         0
   01/01/2010 to 12/31/2010.........  $ 8.32575    $ 9.82226         0
   01/01/2011 to 12/31/2011.........  $ 9.82226    $ 8.18502         0
   01/01/2012 to 12/31/2012.........  $ 8.18502    $ 8.30605         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12987    $10.34051         0
   01/01/2008 to 12/31/2008.........  $10.34051    $ 5.84082         0
   01/01/2009 to 12/31/2009.........  $ 5.84082    $ 7.34699         0
   01/01/2010 to 12/31/2010.........  $ 7.34699    $ 8.24888         0
   01/01/2011 to 12/31/2011.........  $ 8.24888    $ 7.80005         0
   01/01/2012 to 12/31/2012.........  $ 7.80005    $ 8.48005         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99829    $ 9.97440         0
   01/01/2008 to 12/31/2008.........  $ 9.97440    $ 9.26012         0
   01/01/2009 to 12/31/2009.........  $ 9.26012    $10.12411         0
   01/01/2010 to 12/31/2010.........  $10.12411    $10.68882         0
   01/01/2011 to 12/31/2011.........  $10.68882    $11.09977         0
   01/01/2012 to 12/31/2012.........  $11.09977    $11.72442         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07800    $ 6.62439       13,095
   01/01/2009 to 12/31/2009.........  $ 6.62439    $ 8.43856       13,278
   01/01/2010 to 12/31/2010.........  $ 8.43856    $ 9.11111       12,273
   01/01/2011 to 12/31/2011.........  $ 9.11111    $ 8.77465       12,254
   01/01/2012 to 09/21/2012.........  $ 8.77465    $ 9.80061            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08888    $ 7.64976            0
   01/01/2009 to 12/31/2009.........  $ 7.64976    $ 9.10795            0
   01/01/2010 to 12/31/2010.........  $ 9.10795    $10.46916            0
   01/01/2011 to 12/31/2011.........  $10.46916    $10.96620            0
   01/01/2012 to 12/31/2012.........  $10.96620    $11.90623            0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26789    $ 7.02236            0
   01/01/2009 to 12/31/2009.........  $ 7.02236    $ 8.99625            0
   01/01/2010 to 12/31/2010.........  $ 8.99625    $10.69559            0
   01/01/2011 to 12/31/2011.........  $10.69559    $11.05178            0
   01/01/2012 to 12/31/2012.........  $11.05178    $13.21570            0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38558    $ 5.25691            0
   01/01/2009 to 12/31/2009.........  $ 5.25691    $ 5.92130            0
   01/01/2010 to 12/31/2010.........  $ 5.92130    $ 6.43327            0
   01/01/2011 to 12/31/2011.........  $ 6.43327    $ 5.42933            0
   01/01/2012 to 12/31/2012.........  $ 5.42933    $ 6.63235            0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15181    $ 8.31248            0
   01/01/2009 to 12/31/2009.........  $ 8.31248    $ 9.73326            0
   01/01/2010 to 12/31/2010.........  $ 9.73326    $ 9.80396            0
   01/01/2011 to 12/31/2011.........  $ 9.80396    $10.57341            0
   01/01/2012 to 12/31/2012.........  $10.57341    $12.15749            0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16531    $ 6.07943            0
   01/01/2009 to 12/31/2009.........  $ 6.07943    $ 7.38902            0
   01/01/2010 to 12/31/2010.........  $ 7.38902    $ 8.95555            0
   01/01/2011 to 12/31/2011.........  $ 8.95555    $ 8.61482            0
   01/01/2012 to 12/31/2012.........  $ 8.61482    $ 9.77001            0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11054    $ 6.69733            0
   01/01/2009 to 12/31/2009.........  $ 6.69733    $ 8.50977            0
   01/01/2010 to 12/31/2010.........  $ 8.50977    $ 9.43334            0
   01/01/2011 to 12/31/2011.........  $ 9.43334    $ 9.52858            0
   01/01/2012 to 12/31/2012.........  $ 9.52858    $10.51880            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24132    $ 6.25377            0
   01/01/2009 to 12/31/2009.........  $ 6.25377    $ 7.31722       28,406
   01/01/2010 to 12/31/2010.........  $ 7.31722    $ 8.09071            0
   01/01/2011 to 12/31/2011.........  $ 8.09071    $ 7.82291            0
   01/01/2012 to 12/31/2012.........  $ 7.82291    $ 8.84292            0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07232    $ 6.18197            0
   01/01/2009 to 12/31/2009.........  $ 6.18197    $ 8.37467            0
   01/01/2010 to 12/31/2010.........  $ 8.37467    $10.53324            0
   01/01/2011 to 12/31/2011.........  $10.53324    $10.01806            0
   01/01/2012 to 12/31/2012.........  $10.01806    $11.32039            0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18830    $ 6.44572            0
   01/01/2009 to 12/31/2009.........  $ 6.44572    $ 8.26194            0
   01/01/2010 to 12/31/2010.........  $ 8.26194    $ 9.74674            0
   01/01/2011 to 12/31/2011.........  $ 9.74674    $ 9.17168            0
   01/01/2012 to 12/31/2012.........  $ 9.17168    $10.47030            0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25880    $ 5.50233            0
   01/01/2009 to 12/31/2009.........  $ 5.50233    $ 6.89226            0
   01/01/2010 to 12/31/2010.........  $ 6.89226    $ 8.41715            0
   01/01/2011 to 12/31/2011.........  $ 8.41715    $ 8.63574            0
   01/01/2012 to 12/31/2012.........  $ 8.63574    $ 9.90989            0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11344    $ 6.79012            0
   01/01/2009 to 12/31/2009.........  $ 6.79012    $ 8.39058            0
   01/01/2010 to 12/31/2010.........  $ 8.39058    $10.33181            0
   01/01/2011 to 12/31/2011.........  $10.33181    $10.24894            0
   01/01/2012 to 12/31/2012.........  $10.24894    $11.29023            0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22844    $ 7.15854            0
   01/01/2009 to 12/31/2009.........  $ 7.15854    $ 8.44145            0
   01/01/2010 to 12/31/2010.........  $ 8.44145    $10.09504            0
   01/01/2011 to 12/31/2011.........  $10.09504    $ 9.48178            0
   01/01/2012 to 12/31/2012.........  $ 9.48178    $10.78638            0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27802    $ 7.24793            0
   01/01/2009 to 12/31/2009.........  $ 7.24793    $ 7.61825            0
   01/01/2010 to 12/31/2010.........  $ 7.61825    $ 8.63183            0
   01/01/2011 to 12/31/2011.........  $ 8.63183    $ 8.61225            0
   01/01/2012 to 12/31/2012.........  $ 8.61225    $ 9.82763            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09847     $7.19471         0
   01/01/2009 to 12/31/2009.........  $ 7.19471     $7.80298         0
   01/01/2010 to 12/31/2010.........  $ 7.80298     $8.09711         0
   01/01/2011 to 12/31/2011.........  $ 8.09711     $9.31931         0
   01/01/2012 to 12/31/2012.........  $ 9.31931     $9.13981         0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (2.25%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09259    $10.40836       35,752
   01/01/2008 to 12/31/2008.........  $10.40836    $ 6.93900      105,752
   01/01/2009 to 12/31/2009.........  $ 6.93900    $ 8.43907      103,608
   01/01/2010 to 12/31/2010.........  $ 8.43907    $ 9.24057      101,061
   01/01/2011 to 12/31/2011.........  $ 9.24057    $ 8.79690       97,977
   01/01/2012 to 12/31/2012.........  $ 8.79690    $ 9.68389       94,375
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11424    $10.45911        4,361
   01/01/2008 to 12/31/2008.........  $10.45911    $ 7.18015        4,026
   01/01/2009 to 12/31/2009.........  $ 7.18015    $ 8.86174        4,268
   01/01/2010 to 12/31/2010.........  $ 8.86174    $ 9.85443        4,407
   01/01/2011 to 12/31/2011.........  $ 9.85443    $ 9.64842        3,861
   01/01/2012 to 12/31/2012.........  $ 9.64842    $10.72340        3,994
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06566    $ 9.53605            0
   01/01/2008 to 12/31/2008.........  $ 9.53605    $ 6.08557            0
   01/01/2009 to 12/31/2009.........  $ 6.08557    $ 7.00925            0
   01/01/2010 to 12/31/2010.........  $ 7.00925    $ 7.80396            0
   01/01/2011 to 12/31/2011.........  $ 7.80396    $ 7.90470            0
   01/01/2012 to 05/04/2012.........  $ 7.90470    $ 8.57225            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07636    $10.41889            0
   01/01/2008 to 12/31/2008.........  $10.41889    $ 7.26485        6,336
   01/01/2009 to 12/31/2009.........  $ 7.26485    $ 8.76001        5,968
   01/01/2010 to 12/31/2010.........  $ 8.76001    $ 9.62204        5,653
   01/01/2011 to 12/31/2011.........  $ 9.62204    $ 9.29593        5,360
   01/01/2012 to 12/31/2012.........  $ 9.29593    $10.22495            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99817    $ 9.13225         0
   01/01/2012 to 12/31/2012.........  $ 9.13225    $ 9.99312         0
AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07742    $ 9.79053         0
   01/01/2008 to 12/31/2008.........  $ 9.79053    $ 6.00324         0
   01/01/2009 to 12/31/2009.........  $ 6.00324    $ 6.94298         0
   01/01/2010 to 12/31/2010.........  $ 6.94298    $ 7.63496         0
   01/01/2011 to 12/31/2011.........  $ 7.63496    $ 7.43019         0
   01/01/2012 to 12/31/2012.........  $ 7.43019    $ 8.23998         0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009........  $ 9.93817    $ 9.60029         0
   01/01/2010 to 12/31/2010.........  $ 9.60029    $10.38175         0
   01/01/2011 to 12/31/2011.........  $10.38175    $11.13198         0
   01/01/2012 to 12/31/2012.........  $11.13198    $11.33966         0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009........  $ 9.92260    $ 9.66602         0
   01/01/2010 to 12/31/2010.........  $ 9.66602    $10.51037         0
   01/01/2011 to 12/31/2011.........  $10.51037    $11.67502         0
   01/01/2012 to 12/31/2012.........  $11.67502    $12.07002         0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009........  $ 9.90537    $ 9.56692         0
   01/01/2010 to 12/31/2010.........  $ 9.56692    $10.41909         0
   01/01/2011 to 12/31/2011.........  $10.41909    $11.81750         0
   01/01/2012 to 12/31/2012.........  $11.81750    $12.23378         0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009........  $ 9.88409    $ 9.24215         0
   01/01/2010 to 12/31/2010.........  $ 9.24215    $10.10897         0
   01/01/2011 to 12/31/2011.........  $10.10897    $11.73297         0
   01/01/2012 to 12/31/2012.........  $11.73297    $12.19909         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99756    $10.96313         0
   01/01/2011 to 12/31/2011.........  $10.96313    $12.89858         0
   01/01/2012 to 12/31/2012.........  $12.89858    $13.47101         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99817    $11.97123         0
   01/01/2012 to 12/31/2012.........  $11.97123    $12.39162         0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99756    $10.35614         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11572    $10.39394        2,313
   01/01/2008 to 12/31/2008.........  $10.39394    $ 6.61333       31,383
   01/01/2009 to 12/31/2009.........  $ 6.61333    $ 8.10575       29,699
   01/01/2010 to 12/31/2010.........  $ 8.10575    $ 8.98747       30,032
   01/01/2011 to 12/31/2011.........  $ 8.98747    $ 8.57641       26,340
   01/01/2012 to 12/31/2012.........  $ 8.57641    $ 9.53801       25,322
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08094    $ 7.31892            0
   01/01/2009 to 12/31/2009.........  $ 7.31892    $ 8.83168            0
   01/01/2010 to 12/31/2010.........  $ 8.83168    $ 9.66656            0
   01/01/2011 to 12/31/2011.........  $ 9.66656    $ 9.28221            0
   01/01/2012 to 12/31/2012.........  $ 9.28221    $10.01073            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10546    $ 9.34498            0
   01/01/2008 to 12/31/2008.........  $ 9.34498    $ 5.93547            0
   01/01/2009 to 12/31/2009.........  $ 5.93547    $ 7.65792            0
   01/01/2010 to 12/31/2010.........  $ 7.65792    $ 9.63797            0
   01/01/2011 to 12/31/2011.........  $ 9.63797    $10.04709            0
   01/01/2012 to 12/31/2012.........  $10.04709    $11.33335            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12689    $ 8.81330            0
   01/01/2008 to 07/18/2008.........  $ 8.81330    $ 8.05024            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09479    $10.19042            0
   01/01/2008 to 12/31/2008.........  $10.19042    $ 5.57163            0
   01/01/2009 to 12/31/2009.........  $ 5.57163    $ 7.22865            0
   01/01/2010 to 12/31/2010.........  $ 7.22865    $ 9.37021            0
   01/01/2011 to 12/31/2011.........  $ 9.37021    $ 7.96243            0
   01/01/2012 to 12/31/2012.........  $ 7.96243    $ 9.34974            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10345    $ 7.47848            0
   01/01/2009 to 12/31/2009.........  $ 7.47848    $ 8.86641            0
   01/01/2010 to 12/31/2010.........  $ 8.86641    $ 9.82645            0
   01/01/2011 to 12/31/2011.........  $ 9.82645    $ 9.37271            0
   01/01/2012 to 12/31/2012.........  $ 9.37271    $10.41563            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08842    $10.40308       36,393
   01/01/2008 to 12/31/2008.........  $10.40308    $ 6.66519       48,519
   01/01/2009 to 12/31/2009.........  $ 6.66519    $ 8.07303       36,333
   01/01/2010 to 12/31/2010.........  $ 8.07303    $ 9.02920       35,724
   01/01/2011 to 12/31/2011.........  $ 9.02920    $ 8.69762       35,387
   01/01/2012 to 12/31/2012.........  $ 8.69762    $ 9.41022       34,147

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12407    $10.53944       3,839
   01/01/2008 to 12/31/2008.........  $10.53944    $ 6.11107       7,192
   01/01/2009 to 12/31/2009.........  $ 6.11107    $ 7.52883       7,929
   01/01/2010 to 12/31/2010.........  $ 7.52883    $ 8.76348       4,225
   01/01/2011 to 12/31/2011.........  $ 8.76348    $ 8.03805       4,222
   01/01/2012 to 12/31/2012.........  $ 8.03805    $ 8.87626       4,220
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99818    $ 7.45395           0
   01/01/2009 to 11/13/2009.........  $ 7.45395    $ 8.29610           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99817    $10.70716       6,403
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17485    $ 6.09787           0
   01/01/2009 to 12/31/2009.........  $ 6.09787    $ 8.05662           0
   01/01/2010 to 12/31/2010.........  $ 8.05662    $ 9.47077           0
   01/01/2011 to 12/31/2011.........  $ 9.47077    $ 8.79564           0
   01/01/2012 to 12/31/2012.........  $ 8.79564    $10.90705           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13366    $10.38560           0
   01/01/2008 to 12/31/2008.........  $10.38560    $ 6.06661           0
   01/01/2009 to 12/31/2009.........  $ 6.06661    $ 8.86369           0
   01/01/2010 to 12/31/2010.........  $ 8.86369    $ 9.56020           0
   01/01/2011 to 12/31/2011.........  $ 9.56020    $ 8.97984           0
   01/01/2012 to 12/31/2012.........  $ 8.97984    $10.51733           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07317    $10.18268           0
   01/01/2008 to 12/31/2008.........  $10.18268    $ 5.90611           0
   01/01/2009 to 12/31/2009.........  $ 5.90611    $ 6.88429           0
   01/01/2010 to 12/31/2010.........  $ 6.88429    $ 7.60027           0
   01/01/2011 to 12/31/2011.........  $ 7.60027    $ 7.02277           0
   01/01/2012 to 12/31/2012.........  $ 7.02277    $ 8.21850           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12362    $10.40181           0
   01/01/2008 to 12/31/2008.........  $10.40181    $ 6.02276           0
   01/01/2009 to 12/31/2009.........  $ 6.02276    $ 9.25287           0
   01/01/2010 to 12/31/2010.........  $ 9.25287    $10.84297           0
   01/01/2011 to 12/31/2011.........  $10.84297    $10.28861           0
   01/01/2012 to 12/31/2012.........  $10.28861    $12.03503           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03306    $ 7.61996           0
   01/01/2009 to 12/31/2009.........  $ 7.61996    $ 9.45270           0
   01/01/2010 to 12/31/2010.........  $ 9.45270    $11.71899           0
   01/01/2011 to 12/31/2011.........  $11.71899    $11.61038           0
   01/01/2012 to 12/31/2012.........  $11.61038    $13.13563           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01047    $10.50020            0
   01/01/2008 to 12/31/2008.........  $10.50020    $ 7.64586            0
   01/01/2009 to 12/31/2009.........  $ 7.64586    $10.13591            0
   01/01/2010 to 12/31/2010.........  $10.13591    $11.25074            0
   01/01/2011 to 12/31/2011.........  $11.25074    $11.35230            0
   01/01/2012 to 12/31/2012.........  $11.35230    $12.64204            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08912    $ 7.58712            0
   01/01/2009 to 12/31/2009.........  $ 7.58712    $ 9.15495            0
   01/01/2010 to 12/31/2010.........  $ 9.15495    $ 9.99172            0
   01/01/2011 to 12/31/2011.........  $ 9.99172    $ 9.72241            0
   01/01/2012 to 12/31/2012.........  $ 9.72241    $10.47090            0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24152    $11.04445            0
   01/01/2008 to 12/31/2008.........  $11.04445    $ 5.37533            0
   01/01/2009 to 12/31/2009.........  $ 5.37533    $ 7.11204            0
   01/01/2010 to 12/31/2010.........  $ 7.11204    $ 7.96369            0
   01/01/2011 to 12/31/2011.........  $ 7.96369    $ 6.78190            0
   01/01/2012 to 12/31/2012.........  $ 6.78190    $ 7.98291            0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18829    $10.44818            0
   01/01/2008 to 12/31/2008.........  $10.44818    $ 5.72167            0
   01/01/2009 to 12/31/2009.........  $ 5.72167    $ 7.30212            0
   01/01/2010 to 12/31/2010.........  $ 7.30212    $ 7.93270            0
   01/01/2011 to 12/31/2011.........  $ 7.93270    $ 6.78440            0
   01/01/2012 to 12/31/2012.........  $ 6.78440    $ 7.74111            0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11164    $ 7.11280            0
   01/01/2009 to 12/31/2009.........  $ 7.11280    $ 8.81105            0
   01/01/2010 to 12/31/2010.........  $ 8.81105    $ 9.80753            0
   01/01/2011 to 12/31/2011.........  $ 9.80753    $ 9.53709            0
   01/01/2012 to 12/31/2012.........  $ 9.53709    $10.59352            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08268    $ 9.67051        1,198
   01/01/2008 to 12/31/2008.........  $ 9.67051    $ 7.79152       15,325
   01/01/2009 to 12/31/2009.........  $ 7.79152    $ 9.29772       29,382
   01/01/2010 to 12/31/2010.........  $ 9.29772    $ 9.75836       29,316
   01/01/2011 to 12/31/2011.........  $ 9.75836    $ 9.56595       22,336
   01/01/2012 to 12/31/2012.........  $ 9.56595    $10.35760       25,063

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08356    $10.28296         0
   01/01/2010 to 12/31/2010.........  $10.28296    $11.19445         0
   01/01/2011 to 12/31/2011.........  $11.19445    $11.02056         0
   01/01/2012 to 12/31/2012.........  $11.02056    $12.41412         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14494    $10.29276         0
   01/01/2010 to 12/31/2010.........  $10.29276    $11.44743         0
   01/01/2011 to 12/31/2011.........  $11.44743    $10.53811         0
   01/01/2012 to 12/31/2012.........  $10.53811    $11.66936         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18169    $10.31917         0
   01/01/2008 to 12/31/2008.........  $10.31917    $ 5.91568         0
   01/01/2009 to 12/31/2009.........  $ 5.91568    $ 7.86117         0
   01/01/2010 to 12/31/2010.........  $ 7.86117    $ 8.23915         0
   01/01/2011 to 12/31/2011.........  $ 8.23915    $ 7.32044         0
   01/01/2012 to 12/31/2012.........  $ 7.32044    $ 8.72738         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09172    $ 9.53794         0
   01/01/2008 to 12/31/2008.........  $ 9.53794    $ 5.45762         0
   01/01/2009 to 12/31/2009.........  $ 5.45762    $ 6.37465         0
   01/01/2010 to 12/31/2010.........  $ 6.37465    $ 7.05469         0
   01/01/2011 to 12/31/2011.........  $ 7.05469    $ 6.61075         0
   01/01/2012 to 12/31/2012.........  $ 6.61075    $ 7.55656         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00663    $10.37439         0
   01/01/2008 to 12/31/2008.........  $10.37439    $ 7.78667         0
   01/01/2009 to 12/31/2009.........  $ 7.78667    $10.25013         0
   01/01/2010 to 12/31/2010.........  $10.25013    $11.36902         0
   01/01/2011 to 12/31/2011.........  $11.36902    $12.24988         0
   01/01/2012 to 12/31/2012.........  $12.24988    $12.68991         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13268    $10.80077         0
   01/01/2008 to 12/31/2008.........  $10.80077    $ 5.95100         0
   01/01/2009 to 12/31/2009.........  $ 5.95100    $ 7.55184         0
   01/01/2010 to 12/31/2010.........  $ 7.55184    $ 8.84435         0
   01/01/2011 to 12/31/2011.........  $ 8.84435    $ 8.57068         0
   01/01/2012 to 12/31/2012.........  $ 8.57068    $ 9.40965         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15607    $10.40826         0
   01/01/2008 to 12/31/2008.........  $10.40826    $ 6.71901         0
   01/01/2009 to 12/31/2009.........  $ 6.71901    $ 8.64125         0
   01/01/2010 to 12/31/2010.........  $ 8.64125    $ 9.46896         0
   01/01/2011 to 12/31/2011.........  $ 9.46896    $ 8.97047         0
   01/01/2012 to 12/31/2012.........  $ 8.97047    $10.79709         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10817    $10.74006         0
   01/01/2008 to 12/31/2008.........  $10.74006    $ 6.69032         0
   01/01/2009 to 12/31/2009.........  $ 6.69032    $ 8.13318         0
   01/01/2010 to 12/31/2010.........  $ 8.13318    $ 8.97093         0
   01/01/2011 to 12/31/2011.........  $ 8.97093    $ 8.72140         0
   01/01/2012 to 12/31/2012.........  $ 8.72140    $ 9.98605         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99817    $10.17546         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07716    $ 9.72712         0
   01/01/2008 to 12/31/2008.........  $ 9.72712    $ 5.88593         0
   01/01/2009 to 12/31/2009.........  $ 5.88593    $ 7.99459         0
   01/01/2010 to 12/31/2010.........  $ 7.99459    $ 9.66434         0
   01/01/2011 to 12/31/2011.........  $ 9.66434    $ 9.12547         0
   01/01/2012 to 12/31/2012.........  $ 9.12547    $10.56706         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99949    $10.10594         0
   01/01/2008 to 12/31/2008.........  $10.10594    $10.13142         0
   01/01/2009 to 12/31/2009.........  $10.13142    $ 9.93250         0
   01/01/2010 to 12/31/2010.........  $ 9.93250    $ 9.71606         0
   01/01/2011 to 12/31/2011.........  $ 9.71606    $ 9.50427         0
   01/01/2012 to 12/31/2012.........  $ 9.50427    $ 9.29512         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10429    $10.00185         0
   01/01/2008 to 12/31/2008.........  $10.00185    $ 5.64787         0
   01/01/2009 to 12/31/2009.........  $ 5.64787    $ 7.76834         0
   01/01/2010 to 12/31/2010.........  $ 7.76834    $ 9.37771         0
   01/01/2011 to 12/31/2011.........  $ 9.37771    $ 8.94345         0
   01/01/2012 to 12/31/2012.........  $ 8.94345    $10.24423         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02808    $10.06094         0
   01/01/2012 to 12/31/2012.........  $10.06094    $10.31832         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15795    $10.47719         0
   01/01/2008 to 12/31/2008.........  $10.47719    $ 5.82159         0
   01/01/2009 to 12/31/2009.........  $ 5.82159    $ 7.38931         0
   01/01/2010 to 12/31/2010.........  $ 7.38931    $ 9.29890         0
   01/01/2011 to 12/31/2011.........  $ 9.29890    $ 9.24765         0
   01/01/2012 to 12/31/2012.........  $ 9.24765    $10.16338         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05097    $11.21223           0
   01/01/2008 to 12/31/2008.........  $11.21223    $ 6.30059           0
   01/01/2009 to 12/31/2009.........  $ 6.30059    $ 7.55208           0
   01/01/2010 to 12/31/2010.........  $ 7.55208    $ 8.88250           0
   01/01/2011 to 04/29/2011.........  $ 8.88250    $ 9.94479           0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99817    $10.28427           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10092    $ 5.55968           0
   01/01/2009 to 12/31/2009.........  $ 5.55968    $ 9.05371           0
   01/01/2010 to 12/31/2010.........  $ 9.05371    $10.82608           0
   01/01/2011 to 12/31/2011.........  $10.82608    $ 8.44144           0
   01/01/2012 to 12/31/2012.........  $ 8.44144    $ 9.73520           0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99817    $10.31976           0
   01/01/2008 to 12/31/2008.........  $10.31976    $10.20502           0
   01/01/2009 to 12/31/2009.........  $10.20502    $11.00111           0
   01/01/2010 to 12/31/2010.........  $11.00111    $11.17807           0
   01/01/2011 to 12/31/2011.........  $11.17807    $11.17792           0
   01/01/2012 to 12/31/2012.........  $11.17792    $11.44441           0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98954    $10.57963           0
   01/01/2008 to 12/31/2008.........  $10.57963    $10.11299           0
   01/01/2009 to 12/31/2009.........  $10.11299    $11.52465           0
   01/01/2010 to 12/31/2010.........  $11.52465    $12.14060           0
   01/01/2011 to 12/31/2011.........  $12.14060    $12.25092           0
   01/01/2012 to 12/31/2012.........  $12.25092    $13.09743           0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05193    $10.46930           0
   01/01/2008 to 12/31/2008.........  $10.46930    $ 8.24363       7,614
   01/01/2009 to 12/31/2009.........  $ 8.24363    $ 9.67745       7,605
   01/01/2010 to 12/31/2010.........  $ 9.67745    $10.46483       7,598
   01/01/2011 to 12/31/2011.........  $10.46483    $10.33653       7,591
   01/01/2012 to 12/31/2012.........  $10.33653    $11.15714       6,122
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01809    $10.06081           0
   01/01/2012 to 12/31/2012.........  $10.06081    $10.53829           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08286    $ 9.72566            0
   01/01/2008 to 12/31/2008.........  $ 9.72566    $ 5.82874            0
   01/01/2009 to 12/31/2009.........  $ 5.82874    $ 6.94419            0
   01/01/2010 to 12/31/2010.........  $ 6.94419    $ 7.81316            0
   01/01/2011 to 12/31/2011.........  $ 7.81316    $ 7.90544            0
   01/01/2012 to 12/31/2012.........  $ 7.90544    $ 9.18480            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99817    $ 8.86623            0
   01/01/2012 to 12/31/2012.........  $ 8.86623    $ 9.81140            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09912    $ 6.67241            0
   01/01/2009 to 12/31/2009.........  $ 6.67241    $ 8.27737            0
   01/01/2010 to 12/31/2010.........  $ 8.27737    $ 9.25612            0
   01/01/2011 to 12/31/2011.........  $ 9.25612    $ 8.83628            0
   01/01/2012 to 12/31/2012.........  $ 8.83628    $10.01554            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08161    $10.39352            0
   01/01/2008 to 12/31/2008.........  $10.39352    $ 7.09576            0
   01/01/2009 to 12/31/2009.........  $ 7.09576    $ 8.84173            0
   01/01/2010 to 12/31/2010.........  $ 8.84173    $ 9.66838            0
   01/01/2011 to 12/31/2011.........  $ 9.66838    $ 9.13597            0
   01/01/2012 to 12/31/2012.........  $ 9.13597    $ 9.92933            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09627    $ 9.84748            0
   01/01/2008 to 12/31/2008.........  $ 9.84748    $ 6.25989            0
   01/01/2009 to 12/31/2009.........  $ 6.25989    $ 8.19774            0
   01/01/2010 to 12/31/2010.........  $ 8.19774    $10.93692            0
   01/01/2011 to 12/31/2011.........  $10.93692    $10.59155            0
   01/01/2012 to 12/31/2012.........  $10.59155    $11.61894            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09240    $ 9.43184            0
   01/01/2008 to 12/31/2008.........  $ 9.43184    $ 6.48284            0
   01/01/2009 to 12/31/2009.........  $ 6.48284    $ 8.05172            0
   01/01/2010 to 12/31/2010.........  $ 8.05172    $ 9.92121            0
   01/01/2011 to 12/31/2011.........  $ 9.92121    $ 9.12303            0
   01/01/2012 to 12/31/2012.........  $ 9.12303    $10.54186            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06940    $10.17909       15,839
   01/01/2008 to 12/31/2008.........  $10.17909    $ 7.37218       17,054
   01/01/2009 to 12/31/2009.........  $ 7.37218    $ 8.95004       21,617
   01/01/2010 to 12/31/2010.........  $ 8.95004    $ 9.76253       24,155
   01/01/2011 to 12/31/2011.........  $ 9.76253    $ 9.73710       21,612
   01/01/2012 to 12/31/2012.........  $ 9.73710    $10.80731        8,819

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09050    $ 9.46330         0
   01/01/2008 to 12/31/2008.........  $ 9.46330    $ 5.37837         0
   01/01/2009 to 12/31/2009.........  $ 5.37837    $ 6.51148         0
   01/01/2010 to 12/31/2010.........  $ 6.51148    $ 7.21138         0
   01/01/2011 to 12/31/2011.........  $ 7.21138    $ 6.93698         0
   01/01/2012 to 12/31/2012.........  $ 6.93698    $ 7.95422         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00660    $10.58572         0
   01/01/2008 to 12/31/2008.........  $10.58572    $10.10058         0
   01/01/2009 to 12/31/2009.........  $10.10058    $11.07476         0
   01/01/2010 to 12/31/2010.........  $11.07476    $11.45282         0
   01/01/2011 to 12/31/2011.........  $11.45282    $11.66279         0
   01/01/2012 to 12/31/2012.........  $11.66279    $12.00139         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14498    $10.05385         0
   01/01/2008 to 12/31/2008.........  $10.05385    $ 5.84358         0
   01/01/2009 to 12/31/2009.........  $ 5.84358    $ 8.76503         0
   01/01/2010 to 12/31/2010.........  $ 8.76503    $ 9.92720         0
   01/01/2011 to 12/31/2011.........  $ 9.92720    $ 9.54415         0
   01/01/2012 to 12/31/2012.........  $ 9.54415    $10.97465         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.17994    $11.61278         0
   01/01/2008 to 12/31/2008.........  $11.61278    $ 5.67991         0
   01/01/2009 to 12/31/2009.........  $ 5.67991    $ 8.29598         0
   01/01/2010 to 12/31/2010.........  $ 8.29598    $ 9.77266         0
   01/01/2011 to 12/31/2011.........  $ 9.77266    $ 8.13173         0
   01/01/2012 to 12/31/2012.........  $ 8.13173    $ 8.23989         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12975    $10.33392         0
   01/01/2008 to 12/31/2008.........  $10.33392    $ 5.82845         0
   01/01/2009 to 12/31/2009.........  $ 5.82845    $ 7.32065         0
   01/01/2010 to 12/31/2010.........  $ 7.32065    $ 8.20731         0
   01/01/2011 to 12/31/2011.........  $ 8.20731    $ 7.74927         0
   01/01/2012 to 12/31/2012.........  $ 7.74927    $ 8.41241         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99817    $ 9.97260         0
   01/01/2008 to 12/31/2008.........  $ 9.97260    $ 9.24471         0
   01/01/2009 to 12/31/2009.........  $ 9.24471    $10.09245         0
   01/01/2010 to 12/31/2010.........  $10.09245    $10.63976         0
   01/01/2011 to 12/31/2011.........  $10.63976    $11.03259         0
   01/01/2012 to 12/31/2012.........  $11.03259    $11.63642         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07796    $ 6.61786       2,993
   01/01/2009 to 12/31/2009.........  $ 6.61786    $ 8.41779       2,428
   01/01/2010 to 12/31/2010.........  $ 8.41779    $ 9.07537       7,480
   01/01/2011 to 12/31/2011.........  $ 9.07537    $ 8.72737       5,900
   01/01/2012 to 09/21/2012.........  $ 8.72737    $ 9.73751           0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08884    $ 7.64220           0
   01/01/2009 to 12/31/2009.........  $ 7.64220    $ 9.08572           0
   01/01/2010 to 12/31/2010.........  $ 9.08572    $10.42831           0
   01/01/2011 to 12/31/2011.........  $10.42831    $10.90732           0
   01/01/2012 to 12/31/2012.........  $10.90732    $11.82476           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26785    $ 7.01546           0
   01/01/2009 to 12/31/2009.........  $ 7.01546    $ 8.97435           0
   01/01/2010 to 12/31/2010.........  $ 8.97435    $10.65388           0
   01/01/2011 to 12/31/2011.........  $10.65388    $10.99247           0
   01/01/2012 to 12/31/2012.........  $10.99247    $13.12550           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38554    $ 5.25169           0
   01/01/2009 to 12/31/2009.........  $ 5.25169    $ 5.90678           0
   01/01/2010 to 12/31/2010.........  $ 5.90678    $ 6.40803           0
   01/01/2011 to 12/31/2011.........  $ 6.40803    $ 5.40014           0
   01/01/2012 to 12/31/2012.........  $ 5.40014    $ 6.58689           0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15177    $ 8.30432           0
   01/01/2009 to 12/31/2009.........  $ 8.30432    $ 9.70953           0
   01/01/2010 to 12/31/2010.........  $ 9.70953    $ 9.76564           0
   01/01/2011 to 12/31/2011.........  $ 9.76564    $10.51660           0
   01/01/2012 to 12/31/2012.........  $10.51660    $12.07444           0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16527    $ 6.07342           0
   01/01/2009 to 12/31/2009.........  $ 6.07342    $ 7.37093           0
   01/01/2010 to 12/31/2010.........  $ 7.37093    $ 8.92062           0
   01/01/2011 to 12/31/2011.........  $ 8.92062    $ 8.56861           0
   01/01/2012 to 12/31/2012.........  $ 8.56861    $ 9.70328           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11050    $ 6.69071           0
   01/01/2009 to 12/31/2009.........  $ 6.69071    $ 8.48889           0
   01/01/2010 to 12/31/2010.........  $ 8.48889    $ 9.39644           0
   01/01/2011 to 12/31/2011.........  $ 9.39644    $ 9.47723           0
   01/01/2012 to 12/31/2012.........  $ 9.47723    $10.44671           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24128    $ 6.24761         0
   01/01/2009 to 12/31/2009.........  $ 6.24761    $ 7.29922         0
   01/01/2010 to 12/31/2010.........  $ 7.29922    $ 8.05893         0
   01/01/2011 to 12/31/2011.........  $ 8.05893    $ 7.78081         0
   01/01/2012 to 12/31/2012.........  $ 7.78081    $ 8.78243         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07228    $ 6.17591         0
   01/01/2009 to 12/31/2009.........  $ 6.17591    $ 8.35410         0
   01/01/2010 to 12/31/2010.........  $ 8.35410    $10.49190         0
   01/01/2011 to 12/31/2011.........  $10.49190    $ 9.96413         0
   01/01/2012 to 12/31/2012.........  $ 9.96413    $11.24291         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18826    $ 6.43927         0
   01/01/2009 to 12/31/2009.........  $ 6.43927    $ 8.24163         0
   01/01/2010 to 12/31/2010.........  $ 8.24163    $ 9.70854         0
   01/01/2011 to 12/31/2011.........  $ 9.70854    $ 9.12226         0
   01/01/2012 to 12/31/2012.........  $ 9.12226    $10.39857         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25876    $ 5.49681         0
   01/01/2009 to 12/31/2009.........  $ 5.49681    $ 6.87529         0
   01/01/2010 to 12/31/2010.........  $ 6.87529    $ 8.38415         0
   01/01/2011 to 12/31/2011.........  $ 8.38415    $ 8.58921         0
   01/01/2012 to 12/31/2012.........  $ 8.58921    $ 9.84196         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11340    $ 6.78353         0
   01/01/2009 to 12/31/2009.........  $ 6.78353    $ 8.37013         0
   01/01/2010 to 12/31/2010.........  $ 8.37013    $10.29153         0
   01/01/2011 to 12/31/2011.........  $10.29153    $10.19397         0
   01/01/2012 to 12/31/2012.........  $10.19397    $11.21325         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22840    $ 7.15154         0
   01/01/2009 to 12/31/2009.........  $ 7.15154    $ 8.42077         0
   01/01/2010 to 12/31/2010.........  $ 8.42077    $10.05549         0
   01/01/2011 to 12/31/2011.........  $10.05549    $ 9.43076         0
   01/01/2012 to 12/31/2012.........  $ 9.43076    $10.71264         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27798    $ 7.24081         0
   01/01/2009 to 12/31/2009.........  $ 7.24081    $ 7.59949         0
   01/01/2010 to 12/31/2010.........  $ 7.59949    $ 8.59803         0
   01/01/2011 to 12/31/2011.........  $ 8.59803    $ 8.56603         0
   01/01/2012 to 12/31/2012.........  $ 8.56603    $ 9.76052         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09843     $7.18764         0
   01/01/2009 to 12/31/2009.........  $ 7.18764     $7.78380         0
   01/01/2010 to 12/31/2010.........  $ 7.78380     $8.06522         0
   01/01/2011 to 12/31/2011.........  $ 8.06522     $9.26899         0
   01/01/2012 to 12/31/2012.........  $ 9.26899     $9.07704         0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.30%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $6.92544    $ 8.42904            0
   01/01/2010 to 12/31/2010.........   $8.42904    $ 9.22519            0
   01/01/2011 to 12/31/2011.........   $9.22519    $ 8.77804            0
   01/01/2012 to 12/31/2012.........   $8.77804    $ 9.65834            0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........   $7.16563    $ 8.85106        1,878
   01/01/2010 to 12/31/2010.........   $8.85106    $ 9.83777        1,876
   01/01/2011 to 12/31/2011.........   $9.83777    $ 9.62752        1,874
   01/01/2012 to 12/31/2012.........   $9.62752    $10.69495        1,872
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.66769    $ 7.00100            0
   01/01/2010 to 12/31/2010.........   $7.00100    $ 7.79090            0
   01/01/2011 to 12/31/2011.........   $7.79090    $ 7.88773            0
   01/01/2012 to 05/04/2012.........   $7.88773    $ 8.55237            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $7.29268    $ 8.74980            0
   01/01/2010 to 12/31/2010.........   $8.74980    $ 9.60608            0
   01/01/2011 to 12/31/2011.........   $9.60608    $ 9.27594            0
   01/01/2012 to 12/31/2012.........   $9.27594    $10.19793       27,416
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........   $9.99813    $ 9.12924            0
   01/01/2012 to 12/31/2012.........   $9.12924    $ 9.98478            0
AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.49634    $ 6.93468            0
   01/01/2010 to 12/31/2010.........   $6.93468    $ 7.62200            0
   01/01/2011 to 12/31/2011.........   $7.62200    $ 7.41393            0
   01/01/2012 to 12/31/2012.........   $7.41393    $ 8.21792            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.61065    $ 8.09615       36,365
   01/01/2010 to 12/31/2010.........  $ 8.09615    $ 8.97247       33,933
   01/01/2011 to 12/31/2011.........  $ 8.97247    $ 8.55797       31,699
   01/01/2012 to 12/31/2012.........  $ 8.55797    $ 9.51289            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.43093    $ 8.82455            0
   01/01/2010 to 12/31/2010.........  $ 8.82455    $ 9.65406            0
   01/01/2011 to 12/31/2011.........  $ 9.65406    $ 9.26559            0
   01/01/2012 to 12/31/2012.........  $ 9.26559    $ 9.98785            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.07417    $ 7.64885            0
   01/01/2010 to 12/31/2010.........  $ 7.64885    $ 9.62208            0
   01/01/2011 to 12/31/2011.........  $ 9.62208    $10.02565            0
   01/01/2012 to 12/31/2012.........  $10.02565    $11.30356            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.55699    $ 7.21994            0
   01/01/2010 to 12/31/2010.........  $ 7.21994    $ 9.35446            0
   01/01/2011 to 12/31/2011.........  $ 9.35446    $ 7.94511            0
   01/01/2012 to 12/31/2012.........  $ 7.94511    $ 9.32485            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.42994    $ 8.85937            0
   01/01/2010 to 12/31/2010.........  $ 8.85937    $ 9.81382            0
   01/01/2011 to 12/31/2011.........  $ 9.81382    $ 9.35607            0
   01/01/2012 to 12/31/2012.........  $ 9.35607    $10.39210            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.57416    $ 8.06343        3,269
   01/01/2010 to 12/31/2010.........  $ 8.06343    $ 9.01404        3,002
   01/01/2011 to 12/31/2011.........  $ 9.01404    $ 8.67886        2,763
   01/01/2012 to 12/31/2012.........  $ 8.67886    $ 9.38536        2,525
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.18437    $ 7.51985            0
   01/01/2010 to 12/31/2010.........  $ 7.51985    $ 8.74860            0
   01/01/2011 to 12/31/2011.........  $ 8.74860    $ 8.02042            0
   01/01/2012 to 12/31/2012.........  $ 8.02042    $ 8.85249            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99813    $10.70361            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.70316    $ 8.05078         0
   01/01/2010 to 12/31/2010.........  $ 8.05078    $ 9.45927         0
   01/01/2011 to 12/31/2011.........  $ 9.45927    $ 8.78060         0
   01/01/2012 to 12/31/2012.........  $ 8.78060    $10.88313         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.93604    $ 8.85314         0
   01/01/2010 to 12/31/2010.........  $ 8.85314    $ 9.54416         0
   01/01/2011 to 12/31/2011.........  $ 9.54416    $ 8.96037         0
   01/01/2012 to 12/31/2012.........  $ 8.96037    $10.48933         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.71144    $ 6.87620         0
   01/01/2010 to 12/31/2010.........  $ 6.87620    $ 7.58756         0
   01/01/2011 to 12/31/2011.........  $ 7.58756    $ 7.00767         0
   01/01/2012 to 12/31/2012.........  $ 7.00767    $ 8.19683         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.90312    $ 9.24189         0
   01/01/2010 to 12/31/2010.........  $ 9.24189    $10.82478         0
   01/01/2011 to 12/31/2011.........  $10.82478    $10.26633         0
   01/01/2012 to 12/31/2012.........  $10.26633    $12.00309         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.37788    $ 9.44603         0
   01/01/2010 to 12/31/2010.........  $ 9.44603    $11.70488         0
   01/01/2011 to 12/31/2011.........  $11.70488    $11.59068         0
   01/01/2012 to 12/31/2012.........  $11.59068    $13.10695         0
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.11245    $10.12384         0
   01/01/2010 to 12/31/2010.........  $10.12384    $11.23190         0
   01/01/2011 to 12/31/2011.........  $11.23190    $11.32784         0
   01/01/2012 to 12/31/2012.........  $11.32784    $12.60864         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.74199    $ 9.14747         0
   01/01/2010 to 12/31/2010.........  $ 9.14747    $ 9.97866         0
   01/01/2011 to 12/31/2011.........  $ 9.97866    $ 9.70492         0
   01/01/2012 to 12/31/2012.........  $ 9.70492    $10.44704         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.43606    $ 7.10356         0
   01/01/2010 to 12/31/2010.........  $ 7.10356    $ 7.95038         0
   01/01/2011 to 12/31/2011.........  $ 7.95038    $ 6.76716         0
   01/01/2012 to 12/31/2012.........  $ 6.76716    $ 7.96179         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.63892    $ 7.29345           0
   01/01/2010 to 12/31/2010.........  $ 7.29345    $ 7.91949           0
   01/01/2011 to 12/31/2011.........  $ 7.91949    $ 6.76988           0
   01/01/2012 to 12/31/2012.........  $ 6.76988    $ 7.72074           0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009........  $ 9.98124    $10.83235           0
   01/01/2010 to 12/31/2010.........  $10.83235    $11.73319           0
   01/01/2011 to 12/31/2011.........  $11.73319    $12.89680           0
   01/01/2012 to 12/31/2012.........  $12.89680    $13.79119           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.22648    $ 8.80378           0
   01/01/2010 to 12/31/2010.........  $ 8.80378    $ 9.79464           0
   01/01/2011 to 12/31/2011.........  $ 9.79464    $ 9.51996           0
   01/01/2012 to 12/31/2012.........  $ 9.51996    $10.56929           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.03328    $ 9.28661       1,819
   01/01/2010 to 12/31/2010.........  $ 9.28661    $ 9.74184       1,817
   01/01/2011 to 12/31/2011.........  $ 9.74184    $ 9.54506       1,815
   01/01/2012 to 12/31/2012.........  $ 9.54506    $10.32995       1,813
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08352    $10.28232           0
   01/01/2010 to 12/31/2010.........  $10.28232    $11.18824           0
   01/01/2011 to 12/31/2011.........  $11.18824    $11.00912           0
   01/01/2012 to 12/31/2012.........  $11.00912    $12.39505           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14490    $10.29212           0
   01/01/2010 to 12/31/2010.........  $10.29212    $11.44115           0
   01/01/2011 to 12/31/2011.........  $11.44115    $10.52721           0
   01/01/2012 to 12/31/2012.........  $10.52721    $11.65146           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.85897    $ 7.85183           0
   01/01/2010 to 12/31/2010.........  $ 7.85183    $ 8.22542           0
   01/01/2011 to 12/31/2011.........  $ 8.22542    $ 7.30477           0
   01/01/2012 to 12/31/2012.........  $ 7.30477    $ 8.70441           0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.03790    $ 6.36697           0
   01/01/2010 to 12/31/2010.........  $ 6.36697    $ 7.04275           0
   01/01/2011 to 12/31/2011.........  $ 7.04275    $ 6.59641           0
   01/01/2012 to 12/31/2012.........  $ 6.59641    $ 7.53638           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.51157    $10.23808         0
   01/01/2010 to 12/31/2010.........  $10.23808    $11.35019         0
   01/01/2011 to 12/31/2011.........  $11.35019    $12.22360         0
   01/01/2012 to 12/31/2012.........  $12.22360    $12.65644         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.94385    $ 7.54279         0
   01/01/2010 to 12/31/2010.........  $ 7.54279    $ 8.82931         0
   01/01/2011 to 12/31/2011.........  $ 8.82931    $ 8.55196         0
   01/01/2012 to 12/31/2012.........  $ 8.55196    $ 9.38441         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.51256    $ 8.63106         0
   01/01/2010 to 12/31/2010.........  $ 8.63106    $ 9.45324         0
   01/01/2011 to 12/31/2011.........  $ 9.45324    $ 8.95124         0
   01/01/2012 to 12/31/2012.........  $ 8.95124    $10.76865         0
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.71209    $ 8.12328         0
   01/01/2010 to 12/31/2010.........  $ 8.12328    $ 8.95553         0
   01/01/2011 to 12/31/2011.........  $ 8.95553    $ 8.70218         0
   01/01/2012 to 12/31/2012.........  $ 8.70218    $ 9.95910         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99813    $10.17359         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.03421    $ 7.98530         0
   01/01/2010 to 12/31/2010.........  $ 7.98530    $ 9.64843         0
   01/01/2011 to 12/31/2011.........  $ 9.64843    $ 9.10597         0
   01/01/2012 to 12/31/2012.........  $ 9.10597    $10.53932         0
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.06646    $ 9.92051         0
   01/01/2010 to 12/31/2010.........  $ 9.92051    $ 9.69962         0
   01/01/2011 to 12/31/2011.........  $ 9.69962    $ 9.48362         0
   01/01/2012 to 12/31/2012.........  $ 9.48362    $ 9.27056         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.73792    $ 7.75926         0
   01/01/2010 to 12/31/2010.........  $ 7.75926    $ 9.36222         0
   01/01/2011 to 12/31/2011.........  $ 9.36222    $ 8.92438         0
   01/01/2012 to 12/31/2012.........  $ 8.92438    $10.21725         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02804    $10.06014         0
   01/01/2012 to 12/31/2012.........  $10.06014    $10.31252         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.96325    $ 7.38062         0
   01/01/2010 to 12/31/2010.........  $ 7.38062    $ 9.28346         0
   01/01/2011 to 12/31/2011.........  $ 9.28346    $ 9.22775         0
   01/01/2012 to 12/31/2012.........  $ 9.22775    $10.13647         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.21815    $ 7.54307         0
   01/01/2010 to 12/31/2010.........  $ 7.54307    $ 8.86776         0
   01/01/2011 to 04/29/2011.........  $ 8.86776    $ 9.92672         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99813    $10.28083         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.15559    $ 9.04724         0
   01/01/2010 to 12/31/2010.........  $ 9.04724    $10.81315         0
   01/01/2011 to 12/31/2011.........  $10.81315    $ 8.42720         0
   01/01/2012 to 12/31/2012.........  $ 8.42720    $ 9.71407         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.48472    $10.98807         0
   01/01/2010 to 12/31/2010.........  $10.98807    $11.15954         0
   01/01/2011 to 12/31/2011.........  $11.15954    $11.15386         0
   01/01/2012 to 12/31/2012.........  $11.15386    $11.41412         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.41118    $11.51084         0
   01/01/2010 to 12/31/2010.........  $11.51084    $12.12007         0
   01/01/2011 to 12/31/2011.........  $12.12007    $12.22416         0
   01/01/2012 to 12/31/2012.........  $12.22416    $13.06239         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.35552    $ 9.66599         0
   01/01/2010 to 12/31/2010.........  $ 9.66599    $10.44729         0
   01/01/2011 to 12/31/2011.........  $10.44729    $10.31420         0
   01/01/2012 to 12/31/2012.........  $10.31420    $11.12753         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01805    $10.06000         0
   01/01/2012 to 12/31/2012.........  $10.06000    $10.53221         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.46464    $ 6.93611         0
   01/01/2010 to 12/31/2010.........  $ 6.93611    $ 7.80035         0
   01/01/2011 to 12/31/2011.........  $ 7.80035    $ 7.88863         0
   01/01/2012 to 12/31/2012.........  $ 7.88863    $ 9.16074         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99813    $ 8.86330         0
   01/01/2012 to 12/31/2012.........  $ 8.86330    $ 9.80328         0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.74434    $ 8.27074         0
   01/01/2010 to 12/31/2010.........  $ 8.27074    $ 9.24411         0
   01/01/2011 to 12/31/2011.........  $ 9.24411    $ 8.82049         0
   01/01/2012 to 12/31/2012.........  $ 8.82049    $ 9.99268         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.19702    $ 8.83111         0
   01/01/2010 to 12/31/2010.........  $ 8.83111    $ 9.65207         0
   01/01/2011 to 12/31/2011.........  $ 9.65207    $ 9.11620         0
   01/01/2012 to 12/31/2012.........  $ 9.11620    $ 9.90307         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.24710    $ 8.18814         0
   01/01/2010 to 12/31/2010.........  $ 8.18814    $10.91881         0
   01/01/2011 to 12/31/2011.........  $10.91881    $10.56883         0
   01/01/2012 to 12/31/2012.........  $10.56883    $11.58829         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.20681    $ 8.04226         0
   01/01/2010 to 12/31/2010.........  $ 8.04226    $ 9.90483         0
   01/01/2011 to 12/31/2011.........  $ 9.90483    $ 9.10347         0
   01/01/2012 to 12/31/2012.........  $ 9.10347    $10.51418         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.39744    $ 8.93948         0
   01/01/2010 to 12/31/2010.........  $ 8.93948    $ 9.74625         0
   01/01/2011 to 12/31/2011.........  $ 9.74625    $ 9.71612         0
   01/01/2012 to 12/31/2012.........  $ 9.71612    $10.77872         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.09682    $ 6.50369         0
   01/01/2010 to 12/31/2010.........  $ 6.50369    $ 7.19941         0
   01/01/2011 to 12/31/2011.........  $ 7.19941    $ 6.92217         0
   01/01/2012 to 12/31/2012.........  $ 6.92217    $ 7.93333         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.99084    $11.06172         0
   01/01/2010 to 12/31/2010.........  $11.06172    $11.43374         0
   01/01/2011 to 12/31/2011.........  $11.43374    $11.63767         0
   01/01/2012 to 12/31/2012.........  $11.63767    $11.96951         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.65184    $ 8.75462           0
   01/01/2010 to 12/31/2010.........  $ 8.75462    $ 9.91060           0
   01/01/2011 to 12/31/2011.........  $ 9.91060    $ 9.52354           0
   01/01/2012 to 12/31/2012.........  $ 9.52354    $10.94552           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.21327    $ 8.28615           0
   01/01/2010 to 12/31/2010.........  $ 8.28615    $ 9.75631           0
   01/01/2011 to 12/31/2011.........  $ 9.75631    $ 8.11414           0
   01/01/2012 to 12/31/2012.........  $ 8.11414    $ 8.21809           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.77151    $ 7.31205           0
   01/01/2010 to 12/31/2010.........  $ 7.31205    $ 8.19375           0
   01/01/2011 to 12/31/2011.........  $ 8.19375    $ 7.73276           0
   01/01/2012 to 12/31/2012.........  $ 7.73276    $ 8.39038           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.37388    $10.08210           0
   01/01/2010 to 12/31/2010.........  $10.08210    $10.62366           0
   01/01/2011 to 12/31/2011.........  $10.62366    $11.01053           0
   01/01/2012 to 12/31/2012.........  $11.01053    $11.60744           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009.........  $ 6.61241    $ 8.41089       1,312
   01/01/2010 to 12/31/2010.........  $ 8.41089    $ 9.06354           0
   01/01/2011 to 12/31/2011.........  $ 9.06354    $ 8.71179           0
   01/01/2012 to 09/21/2012.........  $ 8.71179    $ 9.71667           0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.25230    $ 9.07815           0
   01/01/2010 to 12/31/2010.........  $ 9.07815    $10.41448           0
   01/01/2011 to 12/31/2011.........  $10.41448    $10.88759           0
   01/01/2012 to 12/31/2012.........  $10.88759    $11.79758           0
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009.........  $ 7.26059    $ 8.96705           0
   01/01/2010 to 12/31/2010.........  $ 8.96705    $10.64011           0
   01/01/2011 to 12/31/2011.........  $10.64011    $10.97300           0
   01/01/2012 to 12/31/2012.........  $10.97300    $13.09577           0
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009.........  $ 4.50851    $ 5.90187           0
   01/01/2010 to 12/31/2010.........  $ 5.90187    $ 6.39953           0
   01/01/2011 to 12/31/2011.........  $ 6.39953    $ 5.39030           0
   01/01/2012 to 12/31/2012.........  $ 5.39030    $ 6.57175           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009.........  $ 7.57897    $ 9.70155         0
   01/01/2010 to 12/31/2010.........  $ 9.70155    $ 9.75290         0
   01/01/2011 to 12/31/2011.........  $ 9.75290    $10.49777         0
   01/01/2012 to 12/31/2012.........  $10.49777    $12.04676         0
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009.........  $ 5.83384    $ 7.36507         0
   01/01/2010 to 12/31/2010.........  $ 7.36507    $ 8.90907         0
   01/01/2011 to 12/31/2011.........  $ 8.90907    $ 8.55332         0
   01/01/2012 to 12/31/2012.........  $ 8.55332    $ 9.68136         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009.........  $ 6.76288    $ 8.48191         0
   01/01/2010 to 12/31/2010.........  $ 8.48191    $ 9.38415         0
   01/01/2011 to 12/31/2011.........  $ 9.38415    $ 9.46038         0
   01/01/2012 to 12/31/2012.........  $ 9.46038    $10.42308         0
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009.........  $ 5.76993    $ 7.29331         0
   01/01/2010 to 12/31/2010.........  $ 7.29331    $ 8.04843         0
   01/01/2011 to 12/31/2011.........  $ 8.04843    $ 7.76682         0
   01/01/2012 to 12/31/2012.........  $ 7.76682    $ 8.76240         0
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009.........  $ 6.59483    $ 8.34729         0
   01/01/2010 to 12/31/2010.........  $ 8.34729    $10.47825         0
   01/01/2011 to 12/31/2011.........  $10.47825    $ 9.94631         0
   01/01/2012 to 12/31/2012.........  $ 9.94631    $11.21731         0
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009.........  $ 6.40367    $ 8.23472         0
   01/01/2010 to 12/31/2010.........  $ 8.23472    $ 9.69569         0
   01/01/2011 to 12/31/2011.........  $ 9.69569    $ 9.10578         0
   01/01/2012 to 12/31/2012.........  $ 9.10578    $10.37470         0
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009.........  $ 4.71423    $ 6.86971         0
   01/01/2010 to 12/31/2010.........  $ 6.86971    $ 8.37328         0
   01/01/2011 to 12/31/2011.........  $ 8.37328    $ 8.57387         0
   01/01/2012 to 12/31/2012.........  $ 8.57387    $ 9.81965         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009.........  $ 6.66099    $ 8.36326         0
   01/01/2010 to 12/31/2010.........  $ 8.36326    $10.27809         0
   01/01/2011 to 12/31/2011.........  $10.27809    $10.17580         0
   01/01/2012 to 12/31/2012.........  $10.17580    $11.18772         0
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009.........  $ 6.76369    $ 8.41396         0
   01/01/2010 to 12/31/2010.........  $ 8.41396    $10.04239         0
   01/01/2011 to 12/31/2011.........  $10.04239    $ 9.41387         0
   01/01/2012 to 12/31/2012.........  $ 9.41387    $10.68819         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009.........   $7.00314     $7.59340         0
   01/01/2010 to 12/31/2010.........   $7.59340     $8.58692         0
   01/01/2011 to 12/31/2011.........   $8.58692     $8.55072         0
   01/01/2012 to 12/31/2012.........   $8.55072     $9.73838         0
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009.........   $6.50308     $7.77748         0
   01/01/2010 to 12/31/2010.........   $7.77748     $8.05488         0
   01/01/2011 to 12/31/2011.........   $8.05488     $9.25256         0
   01/01/2012 to 12/31/2012.........   $9.25256     $9.05648         0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND COMBINATION 5%
                     ROLL UP AND HAV DEATH BENEFIT (2.35%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06916    $ 6.92933           0
   01/01/2009 to 12/31/2009.........  $ 6.92933    $ 8.41901           0
   01/01/2010 to 12/31/2010.........  $ 8.41901    $ 9.20967           0
   01/01/2011 to 12/31/2011.........  $ 9.20967    $ 8.75896           0
   01/01/2012 to 12/31/2012.........  $ 8.75896    $ 9.63259           0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.29473    $ 7.17010           0
   01/01/2009 to 12/31/2009.........  $ 7.17010    $ 8.84062           0
   01/01/2010 to 12/31/2010.........  $ 8.84062    $ 9.82127           0
   01/01/2011 to 12/31/2011.........  $ 9.82127    $ 9.60650           0
   01/01/2012 to 12/31/2012.........  $ 9.60650    $10.66627           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.07747    $ 6.07709           0
   01/01/2009 to 12/31/2009.........  $ 6.07709    $ 6.99273           0
   01/01/2010 to 12/31/2010.........  $ 6.99273    $ 7.77801           0
   01/01/2011 to 12/31/2011.........  $ 7.77801    $ 7.87082           0
   01/01/2012 to 05/04/2012.........  $ 7.87082    $ 8.53260           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17110    $ 7.25451           0
   01/01/2009 to 12/31/2009.........  $ 7.25451    $ 8.73905       1,252
   01/01/2010 to 12/31/2010.........  $ 8.73905    $ 9.58957         641
   01/01/2011 to 12/31/2011.........  $ 9.58957    $ 9.25563         590
   01/01/2012 to 12/31/2012.........  $ 9.25563    $10.17057         634
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99809    $ 9.12624           0
   01/01/2012 to 12/31/2012.........  $ 9.12624    $ 9.97672           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.32427    $ 5.99482           0
   01/01/2009 to 12/31/2009.........  $ 5.99482    $ 6.92638           0
   01/01/2010 to 12/31/2010.........  $ 6.92638    $ 7.60913           0
   01/01/2011 to 12/31/2011.........  $ 7.60913    $ 7.39785           0
   01/01/2012 to 12/31/2012.........  $ 7.39785    $ 8.19610           0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99873    $ 9.33046           0
   01/01/2010 to 12/31/2010.........  $ 9.33046    $10.08006           0
   01/01/2011 to 12/31/2011.........  $10.08006    $10.79797           0
   01/01/2012 to 12/31/2012.........  $10.79797    $10.98848           0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02955    $12.12416           0
   01/01/2009 to 12/31/2009.........  $12.12416    $11.12864           0
   01/01/2010 to 12/31/2010.........  $11.12864    $12.08900           0
   01/01/2011 to 12/31/2011.........  $12.08900    $13.41541           0
   01/01/2012 to 12/31/2012.........  $13.41541    $13.85564           0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02952    $12.18124           0
   01/01/2009 to 12/31/2009.........  $12.18124    $10.98465           0
   01/01/2010 to 12/31/2010.........  $10.98465    $11.95143           0
   01/01/2011 to 12/31/2011.........  $11.95143    $13.54226           0
   01/01/2012 to 12/31/2012.........  $13.54226    $14.00555           0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99873    $ 8.74417           0
   01/01/2010 to 12/31/2010.........  $ 8.74417    $ 9.55502           0
   01/01/2011 to 12/31/2011.........  $ 9.55502    $11.07928           0
   01/01/2012 to 12/31/2012.........  $11.07928    $11.50814           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99745    $10.95233       1,256
   01/01/2011 to 12/31/2011.........  $10.95233    $12.87327           0
   01/01/2012 to 12/31/2012.........  $12.87327    $13.43133           0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99809    $11.95968       1,411
   01/01/2012 to 12/31/2012.........  $11.95968    $12.36741       1,336
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99746    $10.34594           0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.96136    $ 6.60409           0
   01/01/2009 to 12/31/2009.........  $ 6.60409    $ 8.08658           0
   01/01/2010 to 12/31/2010.........  $ 8.08658    $ 8.95750           0
   01/01/2011 to 12/31/2011.........  $ 8.95750    $ 8.53947           0
   01/01/2012 to 12/31/2012.........  $ 8.53947    $ 9.48766           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08091    $ 7.31417           0
   01/01/2009 to 12/31/2009.........  $ 7.31417    $ 8.81729         922
   01/01/2010 to 12/31/2010.........  $ 8.81729    $ 9.64125         472
   01/01/2011 to 12/31/2011.........  $ 9.64125    $ 9.24880         435
   01/01/2012 to 12/31/2012.........  $ 9.24880    $ 9.96486         467
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.43164    $ 5.92718           0
   01/01/2009 to 12/31/2009.........  $ 5.92718    $ 7.63973           0
   01/01/2010 to 12/31/2010.........  $ 7.63973    $ 9.60577           0
   01/01/2011 to 12/31/2011.........  $ 9.60577    $10.00379           0
   01/01/2012 to 12/31/2012.........  $10.00379    $11.27350           0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.64567    $ 8.04260           0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.12816    $ 5.56378           0
   01/01/2009 to 12/31/2009.........  $ 5.56378    $ 7.21128           0
   01/01/2010 to 12/31/2010.........  $ 7.21128    $ 9.33864           0
   01/01/2011 to 12/31/2011.........  $ 9.33864    $ 7.92780           0
   01/01/2012 to 12/31/2012.........  $ 7.92780    $ 9.30000           0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10342    $ 7.47366           0
   01/01/2009 to 12/31/2009.........  $ 7.47366    $ 8.85204           0
   01/01/2010 to 12/31/2010.........  $ 8.85204    $ 9.80083           0
   01/01/2011 to 12/31/2011.........  $ 9.80083    $ 9.33910           0
   01/01/2012 to 12/31/2012.........  $ 9.33910    $10.36817           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02459    $ 6.65578           0
   01/01/2009 to 12/31/2009.........  $ 6.65578    $ 8.05364       1,077
   01/01/2010 to 12/31/2010.........  $ 8.05364    $ 8.99876         551
   01/01/2011 to 12/31/2011.........  $ 8.99876    $ 8.65983         508
   01/01/2012 to 12/31/2012.........  $ 8.65983    $ 9.36023         546
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17024    $ 6.10248           0
   01/01/2009 to 12/31/2009.........  $ 6.10248    $ 7.51087           0
   01/01/2010 to 12/31/2010.........  $ 7.51087    $ 8.73399           0
   01/01/2011 to 12/31/2011.........  $ 8.73399    $ 8.00320           0
   01/01/2012 to 12/31/2012.........  $ 8.00320    $ 8.82911           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99810    $ 7.45064         0
   01/01/2009 to 11/13/2009.........  $ 7.45064    $ 8.28542         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99809    $10.70005         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17477    $ 6.09512         0
   01/01/2009 to 12/31/2009.........  $ 6.09512    $ 8.04522         0
   01/01/2010 to 12/31/2010.........  $ 8.04522    $ 9.44815         0
   01/01/2011 to 12/31/2011.........  $ 9.44815    $ 8.76602         0
   01/01/2012 to 12/31/2012.........  $ 8.76602    $10.85976         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.96101    $ 6.05812         0
   01/01/2009 to 12/31/2009.........  $ 6.05812    $ 8.84254         0
   01/01/2010 to 12/31/2010.........  $ 8.84254    $ 9.52813         0
   01/01/2011 to 12/31/2011.........  $ 9.52813    $ 8.94099         0
   01/01/2012 to 12/31/2012.........  $ 8.94099    $10.46153         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.31731    $ 5.89787         0
   01/01/2009 to 12/31/2009.........  $ 5.89787    $ 6.86791         0
   01/01/2010 to 12/31/2010.........  $ 6.86791    $ 7.57471         0
   01/01/2011 to 12/31/2011.........  $ 7.57471    $ 6.99241         0
   01/01/2012 to 12/31/2012.........  $ 6.99241    $ 8.17492         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.29960    $ 6.01433         0
   01/01/2009 to 12/31/2009.........  $ 6.01433    $ 9.23099         0
   01/01/2010 to 12/31/2010.........  $ 9.23099    $10.80694         0
   01/01/2011 to 12/31/2011.........  $10.80694    $10.24435         0
   01/01/2012 to 12/31/2012.........  $10.24435    $11.97156         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03298    $ 7.61659         0
   01/01/2009 to 12/31/2009.........  $ 7.61659    $ 9.43936         0
   01/01/2010 to 12/31/2010.........  $ 9.43936    $11.69095         0
   01/01/2011 to 12/31/2011.........  $11.69095    $11.57124         0
   01/01/2012 to 12/31/2012.........  $11.57124    $13.07848         0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.57606    $ 7.63518         0
   01/01/2009 to 12/31/2009.........  $ 7.63518    $10.11187         0
   01/01/2010 to 12/31/2010.........  $10.11187    $11.21315         0
   01/01/2011 to 12/31/2011.........  $11.21315    $11.30334         0
   01/01/2012 to 12/31/2012.........  $11.30334    $12.57516         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08910    $ 7.58214         0
   01/01/2009 to 12/31/2009.........  $ 7.58214    $ 9.14005         0
   01/01/2010 to 12/31/2010.........  $ 9.14005    $ 9.96566         0
   01/01/2011 to 12/31/2011.........  $ 9.96566    $ 9.68750         0
   01/01/2012 to 12/31/2012.........  $ 9.68750    $10.42313         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.46863    $ 5.36782         0
   01/01/2009 to 12/31/2009.........  $ 5.36782    $ 7.09511         0
   01/01/2010 to 12/31/2010.........  $ 7.09511    $ 7.93701         0
   01/01/2011 to 12/31/2011.........  $ 7.93701    $ 6.75250         0
   01/01/2012 to 12/31/2012.........  $ 6.75250    $ 7.94067         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.85418    $ 5.71367         0
   01/01/2009 to 12/31/2009.........  $ 5.71367    $ 7.28482         0
   01/01/2010 to 12/31/2010.........  $ 7.28482    $ 7.90617         0
   01/01/2011 to 12/31/2011.........  $ 7.90617    $ 6.75513         0
   01/01/2012 to 12/31/2012.........  $ 6.75513    $ 7.70015         0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009........  $ 9.98123    $10.82874         0
   01/01/2010 to 12/31/2010.........  $10.82874    $11.72359         0
   01/01/2011 to 12/31/2011.........  $11.72359    $12.88004         0
   01/01/2012 to 12/31/2012.........  $12.88004    $13.76638         0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11161    $ 7.10814         0
   01/01/2009 to 12/31/2009.........  $ 7.10814    $ 8.79659         0
   01/01/2010 to 12/31/2010.........  $ 8.79659    $ 9.78186         0
   01/01/2011 to 12/31/2011.........  $ 9.78186    $ 9.50290         0
   01/01/2012 to 12/31/2012.........  $ 9.50290    $10.54522         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19149    $ 7.78061         0
   01/01/2009 to 12/31/2009.........  $ 7.78061    $ 9.27562         0
   01/01/2010 to 12/31/2010.........  $ 9.27562    $ 9.72566         0
   01/01/2011 to 12/31/2011.........  $ 9.72566    $ 9.52449         0
   01/01/2012 to 12/31/2012.........  $ 9.52449    $10.30268         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08348    $10.28166         0
   01/01/2010 to 12/31/2010.........  $10.28166    $11.18209         0
   01/01/2011 to 12/31/2011.........  $11.18209    $10.99770         0
   01/01/2012 to 12/31/2012.........  $10.99770    $12.37621         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14486    $10.29146         0
   01/01/2010 to 12/31/2010.........  $10.29146    $11.43481         0
   01/01/2011 to 12/31/2011.........  $11.43481    $10.51624         0
   01/01/2012 to 12/31/2012.........  $10.51624    $11.63370         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.03661    $ 5.90744         0
   01/01/2009 to 12/31/2009.........  $ 5.90744    $ 7.84259         0
   01/01/2010 to 12/31/2010.........  $ 7.84259    $ 8.21171         0
   01/01/2011 to 12/31/2011.........  $ 8.21171    $ 7.28888         0
   01/01/2012 to 12/31/2012.........  $ 7.28888    $ 8.68125         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.12771    $ 5.44996         0
   01/01/2009 to 12/31/2009.........  $ 5.44996    $ 6.35937         0
   01/01/2010 to 12/31/2010.........  $ 6.35937    $ 7.03076         0
   01/01/2011 to 12/31/2011.........  $ 7.03076    $ 6.58186         0
   01/01/2012 to 12/31/2012.........  $ 6.58186    $ 7.51607         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.35209    $ 7.77570         0
   01/01/2009 to 12/31/2009.........  $ 7.77570    $10.22579         0
   01/01/2010 to 12/31/2010.........  $10.22579    $11.33096         0
   01/01/2011 to 12/31/2011.........  $11.33096    $12.19693         0
   01/01/2012 to 12/31/2012.........  $12.19693    $12.62272         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.95528    $ 5.94265         0
   01/01/2009 to 12/31/2009.........  $ 5.94265    $ 7.53376         0
   01/01/2010 to 12/31/2010.........  $ 7.53376    $ 8.81447         0
   01/01/2011 to 12/31/2011.........  $ 8.81447    $ 8.53343         0
   01/01/2012 to 12/31/2012.........  $ 8.53343    $ 9.35953         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14419    $ 6.70967         0
   01/01/2009 to 12/31/2009.........  $ 6.70967    $ 8.62094         0
   01/01/2010 to 12/31/2010.........  $ 8.62094    $ 9.43754         0
   01/01/2011 to 12/31/2011.........  $ 9.43754    $ 8.93200         0
   01/01/2012 to 12/31/2012.........  $ 8.93200    $10.74020         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.34799    $ 6.68086         0
   01/01/2009 to 12/31/2009.........  $ 6.68086    $ 8.11370         0
   01/01/2010 to 12/31/2010.........  $ 8.11370    $ 8.94066         0
   01/01/2011 to 12/31/2011.........  $ 8.94066    $ 8.68354         0
   01/01/2012 to 12/31/2012.........  $ 8.68354    $ 9.93283         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99809    $10.17170         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.72008    $ 5.87769         0
   01/01/2009 to 12/31/2009.........  $ 5.87769    $ 7.97555         0
   01/01/2010 to 12/31/2010.........  $ 7.97555    $ 9.63188         0
   01/01/2011 to 12/31/2011.........  $ 9.63188    $ 9.08589         0
   01/01/2012 to 12/31/2012.........  $ 9.08589    $10.51085         0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.13338    $10.11730         0
   01/01/2009 to 12/31/2009.........  $10.11730    $ 9.90902         0
   01/01/2010 to 12/31/2010.........  $ 9.90902    $ 9.68355         0
   01/01/2011 to 12/31/2011.........  $ 9.68355    $ 9.46336         0
   01/01/2012 to 12/31/2012.........  $ 9.46336    $ 9.24628         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.62668    $ 5.64001         0
   01/01/2009 to 12/31/2009.........  $ 5.64001    $ 7.74993         0
   01/01/2010 to 12/31/2010.........  $ 7.74993    $ 9.34633         0
   01/01/2011 to 12/31/2011.........  $ 9.34633    $ 8.90497         0
   01/01/2012 to 12/31/2012.........  $ 8.90497    $10.19003         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02800    $10.05926         0
   01/01/2012 to 12/31/2012.........  $10.05926    $10.30635         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.51938    $ 5.81343         0
   01/01/2009 to 12/31/2009.........  $ 5.81343    $ 7.37175         0
   01/01/2010 to 12/31/2010.........  $ 7.37175    $ 9.26770         0
   01/01/2011 to 12/31/2011.........  $ 9.26770    $ 9.20769         0
   01/01/2012 to 12/31/2012.........  $ 9.20769    $10.10948         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12501    $ 6.29175         0
   01/01/2009 to 12/31/2009.........  $ 6.29175    $ 7.53408         0
   01/01/2010 to 12/31/2010.........  $ 7.53408    $ 8.85289         0
   01/01/2011 to 04/29/2011.........  $ 8.85289    $ 9.90856         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99809    $10.27738         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10084    $ 5.55712         0
   01/01/2009 to 12/31/2009.........  $ 5.55712    $ 9.04069         0
   01/01/2010 to 12/31/2010.........  $ 9.04069    $10.80008         0
   01/01/2011 to 12/31/2011.........  $10.80008    $ 8.41294         0
   01/01/2012 to 12/31/2012.........  $ 8.41294    $ 9.69280         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.47914    $10.19085         0
   01/01/2009 to 12/31/2009.........  $10.19085    $10.97507         0
   01/01/2010 to 12/31/2010.........  $10.97507    $11.14074         0
   01/01/2011 to 12/31/2011.........  $11.14074    $11.12973         0
   01/01/2012 to 12/31/2012.........  $11.12973    $11.38397         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.83184    $10.09881         0
   01/01/2009 to 12/31/2009.........  $10.09881    $11.49721         0
   01/01/2010 to 12/31/2010.........  $11.49721    $12.09978         0
   01/01/2011 to 12/31/2011.........  $12.09978    $12.19778         0
   01/01/2012 to 12/31/2012.........  $12.19778    $13.02765         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.38420    $ 8.23216         0
   01/01/2009 to 12/31/2009.........  $ 8.23216    $ 9.65455         0
   01/01/2010 to 12/31/2010.........  $ 9.65455    $10.42982         0
   01/01/2011 to 12/31/2011.........  $10.42982    $10.29184         0
   01/01/2012 to 12/31/2012.........  $10.29184    $11.09793         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01801    $10.05916         0
   01/01/2012 to 12/31/2012.........  $10.05916    $10.52613         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.26638    $ 5.82066         0
   01/01/2009 to 12/31/2009.........  $ 5.82066    $ 6.92791         0
   01/01/2010 to 12/31/2010.........  $ 6.92791    $ 7.78733         0
   01/01/2011 to 12/31/2011.........  $ 7.78733    $ 7.87158         0
   01/01/2012 to 12/31/2012.........  $ 7.87158    $ 9.13645         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99809    $ 8.86036         0
   01/01/2012 to 12/31/2012.........  $ 8.86036    $ 9.79528         0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09909    $ 6.66803         0
   01/01/2009 to 12/31/2009.........  $ 6.66803    $ 8.26396         0
   01/01/2010 to 12/31/2010.........  $ 8.26396    $ 9.23209         0
   01/01/2011 to 12/31/2011.........  $ 9.23209    $ 8.80468         0
   01/01/2012 to 12/31/2012.........  $ 8.80468    $ 9.96977         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12059    $ 7.08586         0
   01/01/2009 to 12/31/2009.........  $ 7.08586    $ 8.82075         0
   01/01/2010 to 12/31/2010.........  $ 8.82075    $ 9.63600         0
   01/01/2011 to 12/31/2011.........  $ 9.63600    $ 9.09651         0
   01/01/2012 to 12/31/2012.........  $ 9.09651    $ 9.87681         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.43869    $ 6.25113         0
   01/01/2009 to 12/31/2009.........  $ 6.25113    $ 8.17829         0
   01/01/2010 to 12/31/2010.........  $ 8.17829    $10.90035         0
   01/01/2011 to 12/31/2011.........  $10.90035    $10.54577         0
   01/01/2012 to 12/31/2012.........  $10.54577    $11.55743         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.32205    $ 6.47383         0
   01/01/2009 to 12/31/2009.........  $ 6.47383    $ 8.03269         0
   01/01/2010 to 12/31/2010.........  $ 8.03269    $ 9.88822         0
   01/01/2011 to 12/31/2011.........  $ 9.88822    $ 9.08373         0
   01/01/2012 to 12/31/2012.........  $ 9.08373    $10.48624         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01242    $ 7.36181         0
   01/01/2009 to 12/31/2009.........  $ 7.36181    $ 8.92871         0
   01/01/2010 to 12/31/2010.........  $ 8.92871    $ 9.72969         0
   01/01/2011 to 12/31/2011.........  $ 9.72969    $ 9.69497         0
   01/01/2012 to 12/31/2012.........  $ 9.69497    $10.75004         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 8.99802    $ 5.37079         0
   01/01/2009 to 12/31/2009.........  $ 5.37079    $ 6.49596         0
   01/01/2010 to 12/31/2010.........  $ 6.49596    $ 7.18720         0
   01/01/2011 to 12/31/2011.........  $ 7.18720    $ 6.90707         0
   01/01/2012 to 12/31/2012.........  $ 6.90707    $ 7.91205         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.96697    $10.08645         0
   01/01/2009 to 12/31/2009.........  $10.08645    $11.04844         0
   01/01/2010 to 12/31/2010.........  $11.04844    $11.41433         0
   01/01/2011 to 12/31/2011.........  $11.41433    $11.61219         0
   01/01/2012 to 12/31/2012.........  $11.61219    $11.93765         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.58984    $ 5.83535         0
   01/01/2009 to 12/31/2009.........  $ 5.83535    $ 8.74424         0
   01/01/2010 to 12/31/2010.........  $ 8.74424    $ 9.89407         0
   01/01/2011 to 12/31/2011.........  $ 9.89407    $ 9.50301         0
   01/01/2012 to 12/31/2012.........  $ 9.50301    $10.91664         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.00196    $ 5.67201         0
   01/01/2009 to 12/31/2009.........  $ 5.67201    $ 8.27631         0
   01/01/2010 to 12/31/2010.........  $ 8.27631    $ 9.74001         0
   01/01/2011 to 12/31/2011.........  $ 9.74001    $ 8.09666         0
   01/01/2012 to 12/31/2012.........  $ 8.09666    $ 8.19631         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.72112    $ 5.82033         0
   01/01/2009 to 12/31/2009.........  $ 5.82033    $ 7.30333         0
   01/01/2010 to 12/31/2010.........  $ 7.30333    $ 8.17987         0
   01/01/2011 to 12/31/2011.........  $ 8.17987    $ 7.71587         0
   01/01/2012 to 12/31/2012.........  $ 7.71587    $ 8.36794         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.21103    $ 9.23451         0
   01/01/2009 to 12/31/2009.........  $ 9.23451    $10.07149         0
   01/01/2010 to 12/31/2010.........  $10.07149    $10.60726         0
   01/01/2011 to 12/31/2011.........  $10.60726    $10.98814         0
   01/01/2012 to 12/31/2012.........  $10.98814    $11.57804         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07793    $ 6.61351         0
   01/01/2009 to 12/31/2009.........  $ 6.61351    $ 8.40410         0
   01/01/2010 to 12/31/2010.........  $ 8.40410    $ 9.05182         0
   01/01/2011 to 12/31/2011.........  $ 9.05182    $ 8.69622         0
   01/01/2012 to 09/21/2012.........  $ 8.69622    $ 9.69586         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08881    $ 7.63717         0
   01/01/2009 to 12/31/2009.........  $ 7.63717    $ 9.07066         0
   01/01/2010 to 12/31/2010.........  $ 9.07066    $10.40084         0
   01/01/2011 to 12/31/2011.........  $10.40084    $10.86798         0
   01/01/2012 to 12/31/2012.........  $10.86798    $11.77059         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26782    $ 7.01082         0
   01/01/2009 to 12/31/2009.........  $ 7.01082    $ 8.95960         0
   01/01/2010 to 12/31/2010.........  $ 8.95960    $10.62611         0
   01/01/2011 to 12/31/2011.........  $10.62611    $10.95322         0
   01/01/2012 to 12/31/2012.........  $10.95322    $13.06578         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38552    $ 5.24823         0
   01/01/2009 to 12/31/2009.........  $ 5.24823    $ 5.89709         0
   01/01/2010 to 12/31/2010.........  $ 5.89709    $ 6.39132         0
   01/01/2011 to 12/31/2011.........  $ 6.39132    $ 5.38070         0
   01/01/2012 to 12/31/2012.........  $ 5.38070    $ 6.55671         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15174    $ 8.29890         0
   01/01/2009 to 12/31/2009.........  $ 8.29890    $ 9.69378         0
   01/01/2010 to 12/31/2010.........  $ 9.69378    $ 9.74024         0
   01/01/2011 to 12/31/2011.........  $ 9.74024    $10.47907         0
   01/01/2012 to 12/31/2012.........  $10.47907    $12.01950         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16525    $ 6.06947         0
   01/01/2009 to 12/31/2009.........  $ 6.06947    $ 7.35896         0
   01/01/2010 to 12/31/2010.........  $ 7.35896    $ 8.89737         0
   01/01/2011 to 12/31/2011.........  $ 8.89737    $ 8.53795         0
   01/01/2012 to 12/31/2012.........  $ 8.53795    $ 9.65896         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11048    $ 6.68630         0
   01/01/2009 to 12/31/2009.........  $ 6.68630    $ 8.47507         0
   01/01/2010 to 12/31/2010.........  $ 8.47507    $ 9.37196         0
   01/01/2011 to 12/31/2011.........  $ 9.37196    $ 9.44338         0
   01/01/2012 to 12/31/2012.........  $ 9.44338    $10.39918         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24125    $ 6.24345         0
   01/01/2009 to 12/31/2009.........  $ 6.24345    $ 7.28722         0
   01/01/2010 to 12/31/2010.........  $ 7.28722    $ 8.03774         0
   01/01/2011 to 12/31/2011.........  $ 8.03774    $ 7.75269         0
   01/01/2012 to 12/31/2012.........  $ 7.75269    $ 8.74211         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07225    $ 6.17182         0
   01/01/2009 to 12/31/2009.........  $ 6.17182    $ 8.34044         0
   01/01/2010 to 12/31/2010.........  $ 8.34044    $10.46450         0
   01/01/2011 to 12/31/2011.........  $10.46450    $ 9.92844         0
   01/01/2012 to 12/31/2012.........  $ 9.92844    $11.19164         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18823    $ 6.43508         0
   01/01/2009 to 12/31/2009.........  $ 6.43508    $ 8.22804         0
   01/01/2010 to 12/31/2010.........  $ 8.22804    $ 9.68304         0
   01/01/2011 to 12/31/2011.........  $ 9.68304    $ 9.08951         0
   01/01/2012 to 12/31/2012.........  $ 9.08951    $10.35110         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25873    $ 5.49327         0
   01/01/2009 to 12/31/2009.........  $ 5.49327    $ 6.86406         0
   01/01/2010 to 12/31/2010.........  $ 6.86406    $ 8.36230         0
   01/01/2011 to 12/31/2011.........  $ 8.36230    $ 8.55847         0
   01/01/2012 to 12/31/2012.........  $ 8.55847    $ 9.79712         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11338    $ 6.77901         0
   01/01/2009 to 12/31/2009.........  $ 6.77901    $ 8.35634         0
   01/01/2010 to 12/31/2010.........  $ 8.35634    $10.26458         0
   01/01/2011 to 12/31/2011.........  $10.26458    $10.15747         0
   01/01/2012 to 12/31/2012.........  $10.15747    $11.16213         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22837    $ 7.14677         0
   01/01/2009 to 12/31/2009.........  $ 7.14677    $ 8.40693         0
   01/01/2010 to 12/31/2010.........  $ 8.40693    $10.02922         0
   01/01/2011 to 12/31/2011.........  $10.02922    $ 9.39705         0
   01/01/2012 to 12/31/2012.........  $ 9.39705    $10.66384         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27795    $ 7.23610         0
   01/01/2009 to 12/31/2009.........  $ 7.23610    $ 7.58715         0
   01/01/2010 to 12/31/2010.........  $ 7.58715    $ 8.57564         0
   01/01/2011 to 12/31/2011.........  $ 8.57564    $ 8.53530         0
   01/01/2012 to 12/31/2012.........  $ 8.53530    $ 9.71605         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09840    $ 7.18286         0
   01/01/2009 to 12/31/2009.........  $ 7.18286    $ 7.77107         0
   01/01/2010 to 12/31/2010.........  $ 7.77107    $ 8.04425         0
   01/01/2011 to 12/31/2011.........  $ 8.04425    $ 9.23592         0
   01/01/2012 to 12/31/2012.........  $ 9.23592    $ 9.03570         0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.60%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.60%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09231    $10.39306            0
   01/01/2008 to 12/31/2008.........  $10.39306    $ 6.90511       21,819
   01/01/2009 to 12/31/2009.........  $ 6.90511    $ 8.36906       25,749
   01/01/2010 to 12/31/2010.........  $ 8.36906    $ 9.13269       21,588
   01/01/2011 to 12/31/2011.........  $ 9.13269    $ 8.66455        9,341
   01/01/2012 to 12/31/2012.........  $ 8.66455    $ 9.50549        7,830
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11396    $10.44367       63,668
   01/01/2008 to 12/31/2008.........  $10.44367    $ 7.14503       11,943
   01/01/2009 to 12/31/2009.........  $ 7.14503    $ 8.78822        8,500
   01/01/2010 to 12/31/2010.........  $ 8.78822    $ 9.73918        8,192
   01/01/2011 to 12/31/2011.........  $ 9.73918    $ 9.50307        7,701
   01/01/2012 to 12/31/2012.........  $ 9.50307    $10.52559        7,481
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06537    $ 9.52201            0
   01/01/2008 to 12/31/2008.........  $ 9.52201    $ 6.05581            0
   01/01/2009 to 12/31/2009.........  $ 6.05581    $ 6.95108            0
   01/01/2010 to 12/31/2010.........  $ 6.95108    $ 7.71280            0
   01/01/2011 to 12/31/2011.........  $ 7.71280    $ 7.78581            0
   01/01/2012 to 05/04/2012.........  $ 7.78581    $ 8.43338            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07608    $10.40358            0
   01/01/2008 to 12/31/2008.........  $10.40358    $ 7.22941        1,913
   01/01/2009 to 12/31/2009.........  $ 7.22941    $ 8.68745        1,833
   01/01/2010 to 12/31/2010.........  $ 8.68745    $ 9.50973        1,741
   01/01/2011 to 12/31/2011.........  $ 9.50973    $ 9.15615        1,704
   01/01/2012 to 12/31/2012.........  $ 9.15615    $10.03661            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99789    $ 9.11127         0
   01/01/2012 to 12/31/2012.........  $ 9.11127    $ 9.93596         0
AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07714    $ 9.77607         0
   01/01/2008 to 12/31/2008.........  $ 9.77607    $ 5.97386         0
   01/01/2009 to 12/31/2009.........  $ 5.97386    $ 6.88538         0
   01/01/2010 to 12/31/2010.........  $ 6.88538    $ 7.54575         0
   01/01/2011 to 12/31/2011.........  $ 7.54575    $ 7.31829         0
   01/01/2012 to 12/31/2012.........  $ 7.31829    $ 8.08812         0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009........  $ 9.93807    $ 9.57808         0
   01/01/2010 to 12/31/2010.........  $ 9.57808    $10.32236         0
   01/01/2011 to 12/31/2011.........  $10.32236    $11.03064         0
   01/01/2012 to 12/31/2012.........  $11.03064    $11.19786         0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009........  $ 9.92250    $ 9.64394         0
   01/01/2010 to 12/31/2010.........  $ 9.64394    $10.45049         0
   01/01/2011 to 12/31/2011.........  $10.45049    $11.56907         0
   01/01/2012 to 12/31/2012.........  $11.56907    $11.91935         0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009........  $ 9.90528    $ 9.54492         0
   01/01/2010 to 12/31/2010.........  $ 9.54492    $10.35957         0
   01/01/2011 to 12/31/2011.........  $10.35957    $11.70996         0
   01/01/2012 to 12/31/2012.........  $11.70996    $12.08096         0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009........  $ 9.88399    $ 9.22086         0
   01/01/2010 to 12/31/2010.........  $ 9.22086    $10.05129         0
   01/01/2011 to 12/31/2011.........  $10.05129    $11.62642         0
   01/01/2012 to 12/31/2012.........  $11.62642    $12.04693         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99718    $10.92572         0
   01/01/2011 to 12/31/2011.........  $10.92572    $12.81085         0
   01/01/2012 to 12/31/2012.........  $12.81085    $13.33337         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99789    $11.93043         0
   01/01/2012 to 12/31/2012.........  $11.93043    $12.30707         0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99719    $10.32061         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11544    $10.37864        1,054
   01/01/2008 to 12/31/2008.........  $10.37864    $ 6.58102          917
   01/01/2009 to 12/31/2009.........  $ 6.58102    $ 8.03875        1,022
   01/01/2010 to 12/31/2010.........  $ 8.03875    $ 8.88272            0
   01/01/2011 to 12/31/2011.........  $ 8.88272    $ 8.44758            0
   01/01/2012 to 12/31/2012.........  $ 8.44758    $ 9.36257            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08085    $ 7.30215            0
   01/01/2009 to 12/31/2009.........  $ 7.30215    $ 8.78141            0
   01/01/2010 to 12/31/2010.........  $ 8.78141    $ 9.57869            0
   01/01/2011 to 12/31/2011.........  $ 9.57869    $ 9.16630            0
   01/01/2012 to 12/31/2012.........  $ 9.16630    $ 9.85181            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10517    $ 9.33124            0
   01/01/2008 to 12/31/2008.........  $ 9.33124    $ 5.90639            0
   01/01/2009 to 12/31/2009.........  $ 5.90639    $ 7.59432            0
   01/01/2010 to 12/31/2010.........  $ 7.59432    $ 9.52545            0
   01/01/2011 to 12/31/2011.........  $ 9.52545    $ 9.89594            0
   01/01/2012 to 12/31/2012.........  $ 9.89594    $11.12455            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12661    $ 8.80031            0
   01/01/2008 to 07/18/2008.........  $ 8.80031    $ 8.02342            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09451    $10.17544            0
   01/01/2008 to 12/31/2008.........  $10.17544    $ 5.54434            0
   01/01/2009 to 12/31/2009.........  $ 5.54434    $ 7.16865            0
   01/01/2010 to 12/31/2010.........  $ 7.16865    $ 9.26082            0
   01/01/2011 to 12/31/2011.........  $ 9.26082    $ 7.84260            0
   01/01/2012 to 12/31/2012.........  $ 7.84260    $ 9.17757            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10336    $ 7.46140          541
   01/01/2009 to 12/31/2009.........  $ 7.46140    $ 8.81588          541
   01/01/2010 to 12/31/2010.........  $ 8.81588    $ 9.73697          541
   01/01/2011 to 12/31/2011.........  $ 9.73697    $ 9.25562          541
   01/01/2012 to 12/31/2012.........  $ 9.25562    $10.25024          541
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08814    $10.38772       69,923
   01/01/2008 to 12/31/2008.........  $10.38772    $ 6.63254        9,270
   01/01/2009 to 12/31/2009.........  $ 6.63254    $ 8.00611        7,573
   01/01/2010 to 12/31/2010.........  $ 8.00611    $ 8.92372        7,404
   01/01/2011 to 12/31/2011.........  $ 8.92372    $ 8.56674        4,997
   01/01/2012 to 12/31/2012.........  $ 8.56674    $ 9.23686        5,121

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12379    $10.52401       38,135
   01/01/2008 to 12/31/2008.........  $10.52401    $ 6.08124        4,497
   01/01/2009 to 12/31/2009.........  $ 6.08124    $ 7.46648        5,360
   01/01/2010 to 12/31/2010.........  $ 7.46648    $ 8.66116        5,490
   01/01/2011 to 12/31/2011.........  $ 8.66116    $ 7.91704        3,334
   01/01/2012 to 12/31/2012.........  $ 7.91704    $ 8.71273        3,538
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99790    $ 7.44239            0
   01/01/2009 to 11/13/2009.........  $ 7.44239    $ 8.25855            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99789    $10.68241            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17457    $ 6.08831            0
   01/01/2009 to 12/31/2009.........  $ 6.08831    $ 8.01665            0
   01/01/2010 to 12/31/2010.........  $ 8.01665    $ 9.39160            0
   01/01/2011 to 12/31/2011.........  $ 9.39160    $ 8.69234            0
   01/01/2012 to 12/31/2012.........  $ 8.69234    $10.74227            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13338    $10.37030            0
   01/01/2008 to 12/31/2008.........  $10.37030    $ 6.03691            0
   01/01/2009 to 12/31/2009.........  $ 6.03691    $ 8.79020            0
   01/01/2010 to 12/31/2010.........  $ 8.79020    $ 9.44857            0
   01/01/2011 to 12/31/2011.........  $ 9.44857    $ 8.84472            0
   01/01/2012 to 12/31/2012.........  $ 8.84472    $10.32362            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07289    $10.16778            0
   01/01/2008 to 12/31/2008.........  $10.16778    $ 5.87733            0
   01/01/2009 to 12/31/2009.........  $ 5.87733    $ 6.82725            0
   01/01/2010 to 12/31/2010.........  $ 6.82725    $ 7.51163            0
   01/01/2011 to 12/31/2011.........  $ 7.51163    $ 6.91721            0
   01/01/2012 to 12/31/2012.........  $ 6.91721    $ 8.06728            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12334    $10.38650            0
   01/01/2008 to 12/31/2008.........  $10.38650    $ 5.99335            0
   01/01/2009 to 12/31/2009.........  $ 5.99335    $ 9.17635            0
   01/01/2010 to 12/31/2010.........  $ 9.17635    $10.71679            0
   01/01/2011 to 12/31/2011.........  $10.71679    $10.13423            0
   01/01/2012 to 12/31/2012.........  $10.13423    $11.81388            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03278    $ 7.60806           0
   01/01/2009 to 12/31/2009.........  $ 7.60806    $ 9.40562           0
   01/01/2010 to 12/31/2010.........  $ 9.40562    $11.62083           0
   01/01/2011 to 12/31/2011.........  $11.62083    $11.47389           0
   01/01/2012 to 12/31/2012.........  $11.47389    $12.93675           0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01019    $10.48478           0
   01/01/2008 to 12/31/2008.........  $10.48478    $ 7.60858           0
   01/01/2009 to 12/31/2009.........  $ 7.60858    $10.05191           0
   01/01/2010 to 12/31/2010.........  $10.05191    $11.11947           0
   01/01/2011 to 12/31/2011.........  $11.11947    $11.18170           0
   01/01/2012 to 12/31/2012.........  $11.18170    $12.40945           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08903    $ 7.56975           0
   01/01/2009 to 12/31/2009.........  $ 7.56975    $ 9.10277           0
   01/01/2010 to 12/31/2010.........  $ 9.10277    $ 9.90075           0
   01/01/2011 to 12/31/2011.........  $ 9.90075    $ 9.60096           0
   01/01/2012 to 12/31/2012.........  $ 9.60096    $10.30474           0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24124    $11.02823           0
   01/01/2008 to 12/31/2008.........  $11.02823    $ 5.34913           0
   01/01/2009 to 12/31/2009.........  $ 5.34913    $ 7.05319           0
   01/01/2010 to 12/31/2010.........  $ 7.05319    $ 7.87092           0
   01/01/2011 to 12/31/2011.........  $ 7.87092    $ 6.67987           0
   01/01/2012 to 12/31/2012.........  $ 6.67987    $ 7.83602           0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18800    $10.43280           0
   01/01/2008 to 12/31/2008.........  $10.43280    $ 5.69373           0
   01/01/2009 to 12/31/2009.........  $ 5.69373    $ 7.24156           0
   01/01/2010 to 12/31/2010.........  $ 7.24156    $ 7.84007           0
   01/01/2011 to 12/31/2011.........  $ 7.84007    $ 6.68238           0
   01/01/2012 to 12/31/2012.........  $ 6.68238    $ 7.59858           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11154    $ 7.09651           0
   01/01/2009 to 12/31/2009.........  $ 7.09651    $ 8.76076           0
   01/01/2010 to 12/31/2010.........  $ 8.76076    $ 9.71831           0
   01/01/2011 to 12/31/2011.........  $ 9.71831    $ 9.41805           0
   01/01/2012 to 12/31/2012.........  $ 9.41805    $10.42534           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08240    $ 9.65629       4,039
   01/01/2008 to 12/31/2008.........  $ 9.65629    $ 7.75352         423
   01/01/2009 to 12/31/2009.........  $ 7.75352    $ 9.22075         650
   01/01/2010 to 12/31/2010.........  $ 9.22075    $ 9.64447         726
   01/01/2011 to 12/31/2011.........  $ 9.64447    $ 9.42208         461
   01/01/2012 to 12/31/2012.........  $ 9.42208    $10.16686         603

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08328    $10.27835         0
   01/01/2010 to 12/31/2010.........  $10.27835    $11.15124         0
   01/01/2011 to 12/31/2011.........  $11.15124    $10.94068         0
   01/01/2012 to 12/31/2012.........  $10.94068    $12.28196         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14466    $10.28815         0
   01/01/2010 to 12/31/2010.........  $10.28815    $11.40334         0
   01/01/2011 to 12/31/2011.........  $11.40334    $10.46167         0
   01/01/2012 to 12/31/2012.........  $10.46167    $11.54501         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18141    $10.30397         0
   01/01/2008 to 12/31/2008.........  $10.30397    $ 5.88675         0
   01/01/2009 to 12/31/2009.........  $ 5.88675    $ 7.79596         0
   01/01/2010 to 12/31/2010.........  $ 7.79596    $ 8.14300         0
   01/01/2011 to 12/31/2011.........  $ 8.14300    $ 7.21038         0
   01/01/2012 to 12/31/2012.........  $ 7.21038    $ 8.56676         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09144    $ 9.52391         0
   01/01/2008 to 12/31/2008.........  $ 9.52391    $ 5.43099         0
   01/01/2009 to 12/31/2009.........  $ 5.43099    $ 6.32182         0
   01/01/2010 to 12/31/2010.........  $ 6.32182    $ 6.97229         0
   01/01/2011 to 12/31/2011.........  $ 6.97229    $ 6.51125         0
   01/01/2012 to 12/31/2012.........  $ 6.51125    $ 7.41731         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00635    $10.35915         0
   01/01/2008 to 12/31/2008.........  $10.35915    $ 7.74870         0
   01/01/2009 to 12/31/2009.........  $ 7.74870    $10.16533         0
   01/01/2010 to 12/31/2010.........  $10.16533    $11.23646         0
   01/01/2011 to 12/31/2011.........  $11.23646    $12.06584         0
   01/01/2012 to 12/31/2012.........  $12.06584    $12.45641         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13240    $10.78492         0
   01/01/2008 to 12/31/2008.........  $10.78492    $ 5.92194         0
   01/01/2009 to 12/31/2009.........  $ 5.92194    $ 7.48936         0
   01/01/2010 to 12/31/2010.........  $ 7.48936    $ 8.74126         0
   01/01/2011 to 12/31/2011.........  $ 8.74126    $ 8.44207         0
   01/01/2012 to 12/31/2012.........  $ 8.44207    $ 9.23663         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15578    $10.39295         0
   01/01/2008 to 12/31/2008.........  $10.39295    $ 6.68620         0
   01/01/2009 to 12/31/2009.........  $ 6.68620    $ 8.56961         0
   01/01/2010 to 12/31/2010.........  $ 8.56961    $ 9.35837         0
   01/01/2011 to 12/31/2011.........  $ 9.35837    $ 8.83555         0
   01/01/2012 to 12/31/2012.........  $ 8.83555    $10.59828         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10789    $10.72423         0
   01/01/2008 to 12/31/2008.........  $10.72423    $ 6.65761         0
   01/01/2009 to 12/31/2009.........  $ 6.65761    $ 8.06565         0
   01/01/2010 to 12/31/2010.........  $ 8.06565    $ 8.86605         0
   01/01/2011 to 12/31/2011.........  $ 8.86605    $ 8.59016         0
   01/01/2012 to 12/31/2012.........  $ 8.59016    $ 9.80216         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99789    $10.16252         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07688    $ 9.71282         0
   01/01/2008 to 12/31/2008.........  $ 9.71282    $ 5.85728         0
   01/01/2009 to 12/31/2009.........  $ 5.85728    $ 7.92849         0
   01/01/2010 to 12/31/2010.........  $ 7.92849    $ 9.55176         0
   01/01/2011 to 12/31/2011.........  $ 9.55176    $ 8.98837         0
   01/01/2012 to 12/31/2012.........  $ 8.98837    $10.37269         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99921    $10.09109         0
   01/01/2008 to 12/31/2008.........  $10.09109    $10.08210         0
   01/01/2009 to 12/31/2009.........  $10.08210    $ 9.85048         0
   01/01/2010 to 12/31/2010.........  $ 9.85048    $ 9.60294         0
   01/01/2011 to 12/31/2011.........  $ 9.60294    $ 9.36167         0
   01/01/2012 to 12/31/2012.........  $ 9.36167    $ 9.12424         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10400    $ 9.98718         0
   01/01/2008 to 12/31/2008.........  $ 9.98718    $ 5.62030         0
   01/01/2009 to 12/31/2009.........  $ 5.62030    $ 7.70407         0
   01/01/2010 to 12/31/2010.........  $ 7.70407    $ 9.26841         0
   01/01/2011 to 12/31/2011.........  $ 9.26841    $ 8.80906         0
   01/01/2012 to 12/31/2012.........  $ 8.80906    $10.05553         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02780    $10.05503         0
   01/01/2012 to 12/31/2012.........  $10.05503    $10.27690         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15766    $10.46181         0
   01/01/2008 to 12/31/2008.........  $10.46181    $ 5.79311         0
   01/01/2009 to 12/31/2009.........  $ 5.79311    $ 7.32795         0
   01/01/2010 to 12/31/2010.........  $ 7.32795    $ 9.19018         0
   01/01/2011 to 12/31/2011.........  $ 9.19018    $ 9.10836         0
   01/01/2012 to 12/31/2012.........  $ 9.10836    $ 9.97591         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05069    $11.19564            0
   01/01/2008 to 12/31/2008.........  $11.19564    $ 6.26974            0
   01/01/2009 to 12/31/2009.........  $ 6.26974    $ 7.48941            0
   01/01/2010 to 12/31/2010.........  $ 7.48941    $ 8.77895            0
   01/01/2011 to 04/29/2011.........  $ 8.77895    $ 9.81794            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99789    $10.26051            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10064    $ 5.55104            0
   01/01/2009 to 12/31/2009.........  $ 5.55104    $ 9.00883            0
   01/01/2010 to 12/31/2010.........  $ 9.00883    $10.73579            0
   01/01/2011 to 12/31/2011.........  $10.73579    $ 8.34239            0
   01/01/2012 to 12/31/2012.........  $ 8.34239    $ 9.58798            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99789    $10.30463            0
   01/01/2008 to 12/31/2008.........  $10.30463    $10.15536            0
   01/01/2009 to 12/31/2009.........  $10.15536    $10.91006            0
   01/01/2010 to 12/31/2010.........  $10.91006    $11.04777            0
   01/01/2011 to 12/31/2011.........  $11.04777    $11.00994            0
   01/01/2012 to 12/31/2012.........  $11.00994    $11.23377            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98926    $10.56409            0
   01/01/2008 to 12/31/2008.........  $10.56409    $10.06363            0
   01/01/2009 to 12/31/2009.........  $10.06363    $11.42925            0
   01/01/2010 to 12/31/2010.........  $11.42925    $11.99896            0
   01/01/2011 to 12/31/2011.........  $11.99896    $12.06665            0
   01/01/2012 to 12/31/2012.........  $12.06665    $12.85609            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05165    $10.45394            0
   01/01/2008 to 12/31/2008.........  $10.45394    $ 8.20349       18,557
   01/01/2009 to 12/31/2009.........  $ 8.20349    $ 9.59729       18,553
   01/01/2010 to 12/31/2010.........  $ 9.59729    $10.34265        7,533
   01/01/2011 to 12/31/2011.........  $10.34265    $10.18102        7,533
   01/01/2012 to 12/31/2012.........  $10.18102    $10.95161        7,533
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01781    $10.05492            0
   01/01/2012 to 12/31/2012.........  $10.05492    $10.49594            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08258    $ 9.71137            0
   01/01/2008 to 12/31/2008.........  $ 9.71137    $ 5.80030            0
   01/01/2009 to 12/31/2009.........  $ 5.80030    $ 6.88671            0
   01/01/2010 to 12/31/2010.........  $ 6.88671    $ 7.72214            0
   01/01/2011 to 12/31/2011.........  $ 7.72214    $ 7.78670            0
   01/01/2012 to 12/31/2012.........  $ 7.78670    $ 9.01577            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99789    $ 8.84588            0
   01/01/2012 to 12/31/2012.........  $ 8.84588    $ 9.75538            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09903    $ 6.65709            0
   01/01/2009 to 12/31/2009.........  $ 6.65709    $ 8.23030            0
   01/01/2010 to 12/31/2010.........  $ 8.23030    $ 9.17207            0
   01/01/2011 to 12/31/2011.........  $ 9.17207    $ 8.72607            0
   01/01/2012 to 12/31/2012.........  $ 8.72607    $ 9.85662            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08133    $10.37829            0
   01/01/2008 to 12/31/2008.........  $10.37829    $ 7.06107        3,778
   01/01/2009 to 12/31/2009.........  $ 7.06107    $ 8.76842        3,778
   01/01/2010 to 12/31/2010.........  $ 8.76842    $ 9.55550        3,778
   01/01/2011 to 12/31/2011.........  $ 9.55550    $ 8.99858        3,778
   01/01/2012 to 12/31/2012.........  $ 8.99858    $ 9.74652        3,778
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09599    $ 9.83301            0
   01/01/2008 to 12/31/2008.........  $ 9.83301    $ 6.22934            0
   01/01/2009 to 12/31/2009.........  $ 6.22934    $ 8.12977            0
   01/01/2010 to 12/31/2010.........  $ 8.12977    $10.80926            0
   01/01/2011 to 12/31/2011.........  $10.80926    $10.43218            0
   01/01/2012 to 12/31/2012.........  $10.43218    $11.40492            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09212    $ 9.41791            0
   01/01/2008 to 12/31/2008.........  $ 9.41791    $ 6.45116            0
   01/01/2009 to 12/31/2009.........  $ 6.45116    $ 7.98505            0
   01/01/2010 to 12/31/2010.........  $ 7.98505    $ 9.80538            0
   01/01/2011 to 12/31/2011.........  $ 9.80538    $ 8.98574            0
   01/01/2012 to 12/31/2012.........  $ 8.98574    $10.34769            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06912    $10.16409       11,961
   01/01/2008 to 12/31/2008.........  $10.16409    $ 7.33608        5,056
   01/01/2009 to 12/31/2009.........  $ 7.33608    $ 8.87583        6,023
   01/01/2010 to 12/31/2010.........  $ 8.87583    $ 9.64852        6,415
   01/01/2011 to 12/31/2011.........  $ 9.64852    $ 9.59058        4,917
   01/01/2012 to 12/31/2012.........  $ 9.59058    $10.60834        3,809

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09022    $ 9.44934         0
   01/01/2008 to 12/31/2008.........  $ 9.44934    $ 5.35196         0
   01/01/2009 to 12/31/2009.........  $ 5.35196    $ 6.45731         0
   01/01/2010 to 12/31/2010.........  $ 6.45731    $ 7.12699         0
   01/01/2011 to 12/31/2011.........  $ 7.12699    $ 6.83253         0
   01/01/2012 to 12/31/2012.........  $ 6.83253    $ 7.80758         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00631    $10.57015         0
   01/01/2008 to 12/31/2008.........  $10.57015    $10.05138         0
   01/01/2009 to 12/31/2009.........  $10.05138    $10.98318         0
   01/01/2010 to 12/31/2010.........  $10.98318    $11.31927         0
   01/01/2011 to 12/31/2011.........  $11.31927    $11.48749         0
   01/01/2012 to 12/31/2012.........  $11.48749    $11.78046         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14469    $10.03905         0
   01/01/2008 to 12/31/2008.........  $10.03905    $ 5.81488         0
   01/01/2009 to 12/31/2009.........  $ 5.81488    $ 8.69213         0
   01/01/2010 to 12/31/2010.........  $ 8.69213    $ 9.81104         0
   01/01/2011 to 12/31/2011.........  $ 9.81104    $ 9.40034         0
   01/01/2012 to 12/31/2012.........  $ 9.40034    $10.77223         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.17966    $11.59581         0
   01/01/2008 to 12/31/2008.........  $11.59581    $ 5.65222         0
   01/01/2009 to 12/31/2009.........  $ 5.65222    $ 8.22729         0
   01/01/2010 to 12/31/2010.........  $ 8.22729    $ 9.65868         0
   01/01/2011 to 12/31/2011.........  $ 9.65868    $ 8.00950         0
   01/01/2012 to 12/31/2012.........  $ 8.00950    $ 8.08819         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12947    $10.31882         0
   01/01/2008 to 12/31/2008.........  $10.31882    $ 5.80007         0
   01/01/2009 to 12/31/2009.........  $ 5.80007    $ 7.26009         0
   01/01/2010 to 12/31/2010.........  $ 7.26009    $ 8.11152         0
   01/01/2011 to 12/31/2011.........  $ 8.11152    $ 7.63276         0
   01/01/2012 to 12/31/2012.........  $ 7.63276    $ 8.25763         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99789    $ 9.96843         0
   01/01/2008 to 12/31/2008.........  $ 9.96843    $ 9.20941         0
   01/01/2009 to 12/31/2009.........  $ 9.20941    $10.01959         0
   01/01/2010 to 12/31/2010.........  $10.01959    $10.52691         0
   01/01/2011 to 12/31/2011.........  $10.52691    $10.87844         0
   01/01/2012 to 12/31/2012.........  $10.87844    $11.43446         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07786    $ 6.60260         0
   01/01/2009 to 12/31/2009.........  $ 6.60260    $ 8.36970         0
   01/01/2010 to 12/31/2010.........  $ 8.36970    $ 8.99274         0
   01/01/2011 to 12/31/2011.........  $ 8.99274    $ 8.61832         0
   01/01/2012 to 09/21/2012.........  $ 8.61832    $ 9.59193         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08874    $ 7.62468         0
   01/01/2009 to 12/31/2009.........  $ 7.62468    $ 9.03385         0
   01/01/2010 to 12/31/2010.........  $ 9.03385    $10.33339         0
   01/01/2011 to 12/31/2011.........  $10.33339    $10.77120         0
   01/01/2012 to 12/31/2012.........  $10.77120    $11.63714         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26776    $ 6.99939         0
   01/01/2009 to 12/31/2009.........  $ 6.99939    $ 8.92319         0
   01/01/2010 to 12/31/2010.........  $ 8.92319    $10.55705         0
   01/01/2011 to 12/31/2011.........  $10.55705    $10.85541         0
   01/01/2012 to 12/31/2012.........  $10.85541    $12.91743         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38545    $ 5.23965         0
   01/01/2009 to 12/31/2009.........  $ 5.23965    $ 5.87306         0
   01/01/2010 to 12/31/2010.........  $ 5.87306    $ 6.34967         0
   01/01/2011 to 12/31/2011.........  $ 6.34967    $ 5.33272         0
   01/01/2012 to 12/31/2012.........  $ 5.33272    $ 6.48240         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15167    $ 8.28531         0
   01/01/2009 to 12/31/2009.........  $ 8.28531    $ 9.65422         0
   01/01/2010 to 12/31/2010.........  $ 9.65422    $ 9.67681         0
   01/01/2011 to 12/31/2011.........  $ 9.67681    $10.38548         0
   01/01/2012 to 12/31/2012.........  $10.38548    $11.88305         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16518    $ 6.05949         0
   01/01/2009 to 12/31/2009.........  $ 6.05949    $ 7.32890         0
   01/01/2010 to 12/31/2010.........  $ 7.32890    $ 8.83949         0
   01/01/2011 to 12/31/2011.........  $ 8.83949    $ 8.46167         0
   01/01/2012 to 12/31/2012.........  $ 8.46167    $ 9.54949         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11041    $ 6.67542         0
   01/01/2009 to 12/31/2009.........  $ 6.67542    $ 8.44055         0
   01/01/2010 to 12/31/2010.........  $ 8.44055    $ 9.31111         0
   01/01/2011 to 12/31/2011.........  $ 9.31111    $ 9.35927         0
   01/01/2012 to 12/31/2012.........  $ 9.35927    $10.28135         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24119    $ 6.23330         0
   01/01/2009 to 12/31/2009.........  $ 6.23330    $ 7.25766         0
   01/01/2010 to 12/31/2010.........  $ 7.25766    $ 7.98567         0
   01/01/2011 to 12/31/2011.........  $ 7.98567    $ 7.68373         0
   01/01/2012 to 12/31/2012.........  $ 7.68373    $ 8.64319         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07219    $ 6.16173         0
   01/01/2009 to 12/31/2009.........  $ 6.16173    $ 8.30642         0
   01/01/2010 to 12/31/2010.........  $ 8.30642    $10.39633         0
   01/01/2011 to 12/31/2011.........  $10.39633    $ 9.83971         0
   01/01/2012 to 12/31/2012.........  $ 9.83971    $11.06450         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18816    $ 6.42455         0
   01/01/2009 to 12/31/2009.........  $ 6.42455    $ 8.19452         0
   01/01/2010 to 12/31/2010.........  $ 8.19452    $ 9.62003         0
   01/01/2011 to 12/31/2011.........  $ 9.62003    $ 9.00832         0
   01/01/2012 to 12/31/2012.........  $ 9.00832    $10.23356         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25866    $ 5.48416         0
   01/01/2009 to 12/31/2009.........  $ 5.48416    $ 6.83599         0
   01/01/2010 to 12/31/2010.........  $ 6.83599    $ 8.30781         0
   01/01/2011 to 12/31/2011.........  $ 8.30781    $ 8.48200         0
   01/01/2012 to 12/31/2012.........  $ 8.48200    $ 9.68587         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11331    $ 6.76794         0
   01/01/2009 to 12/31/2009.........  $ 6.76794    $ 8.32229         0
   01/01/2010 to 12/31/2010.........  $ 8.32229    $10.19781         0
   01/01/2011 to 12/31/2011.........  $10.19781    $10.06674         0
   01/01/2012 to 12/31/2012.........  $10.06674    $11.03528         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22831    $ 7.13504         0
   01/01/2009 to 12/31/2009.........  $ 7.13504    $ 8.37265         0
   01/01/2010 to 12/31/2010.........  $ 8.37265    $ 9.96399         0
   01/01/2011 to 12/31/2011.........  $ 9.96399    $ 9.31308         0
   01/01/2012 to 12/31/2012.........  $ 9.31308    $10.54275         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27788    $ 7.22411         0
   01/01/2009 to 12/31/2009.........  $ 7.22411    $ 7.55616         0
   01/01/2010 to 12/31/2010.........  $ 7.55616    $ 8.51970         0
   01/01/2011 to 12/31/2011.........  $ 8.51970    $ 8.45907         0
   01/01/2012 to 12/31/2012.........  $ 8.45907    $ 9.60567         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09834     $7.17113         0
   01/01/2009 to 12/31/2009.........  $ 7.17113     $7.73945         0
   01/01/2010 to 12/31/2010.........  $ 7.73945     $7.99200         0
   01/01/2011 to 12/31/2011.........  $ 7.99200     $9.15354         0
   01/01/2012 to 12/31/2012.........  $ 9.15354     $8.93322         0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09360    $10.46353           0
   01/01/2008 to 12/31/2008.........  $10.46353    $ 7.06233           0
   01/01/2009 to 12/31/2009.........  $ 7.06233    $ 8.69541           0
   01/01/2010 to 12/31/2010.........  $ 8.69541    $ 9.63917           0
   01/01/2011 to 12/31/2011.........  $ 9.63917    $ 9.29000           0
   01/01/2012 to 12/31/2012.........  $ 9.29000    $10.35371           0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11525    $10.51454           0
   01/01/2008 to 12/31/2008.........  $10.51454    $ 7.30766           0
   01/01/2009 to 12/31/2009.........  $ 7.30766    $ 9.13083           0
   01/01/2010 to 12/31/2010.........  $ 9.13083    $10.27926           0
   01/01/2011 to 12/31/2011.........  $10.27926    $10.18886           0
   01/01/2012 to 12/31/2012.........  $10.18886    $11.46461           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06667    $ 9.58676           0
   01/01/2008 to 12/31/2008.........  $ 9.58676    $ 6.19386           0
   01/01/2009 to 12/31/2009.........  $ 6.19386    $ 7.22248           0
   01/01/2010 to 12/31/2010.........  $ 7.22248    $ 8.14096           0
   01/01/2011 to 12/31/2011.........  $ 8.14096    $ 8.34817           0
   01/01/2012 to 05/04/2012.........  $ 8.34817    $ 9.09165           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07738    $10.47416           0
   01/01/2008 to 12/31/2008.........  $10.47416    $ 7.39401           0
   01/01/2009 to 12/31/2009.........  $ 7.39401    $ 9.02623           0
   01/01/2010 to 12/31/2010.........  $ 9.02623    $10.03717           0
   01/01/2011 to 12/31/2011.........  $10.03717    $ 9.81707           0
   01/01/2012 to 12/31/2012.........  $ 9.81707    $10.93220       2,014

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99918    $ 9.20818          0
   01/01/2012 to 12/31/2012.........  $ 9.20818    $10.20139          0
AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07843    $ 9.84245          0
   01/01/2008 to 12/31/2008.........  $ 9.84245    $ 6.11002          0
   01/01/2009 to 12/31/2009.........  $ 6.11002    $ 7.15406          0
   01/01/2010 to 12/31/2010.........  $ 7.15406    $ 7.96436          0
   01/01/2011 to 12/31/2011.........  $ 7.96436    $ 7.84674          0
   01/01/2012 to 12/31/2012.........  $ 7.84674    $ 8.80999          0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11673    $10.44905          0
   01/01/2008 to 12/31/2008.........  $10.44905    $ 6.73091          0
   01/01/2009 to 12/31/2009.........  $ 6.73091    $ 8.35219          0
   01/01/2010 to 12/31/2010.........  $ 8.35219    $ 9.37535          0
   01/01/2011 to 12/31/2011.........  $ 9.37535    $ 9.05722          0
   01/01/2012 to 12/31/2012.........  $ 9.05722    $10.19799          0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08128    $ 7.37967          0
   01/01/2009 to 12/31/2009.........  $ 7.37967    $ 9.01533          0
   01/01/2010 to 12/31/2010.........  $ 9.01533    $ 9.98978          0
   01/01/2011 to 12/31/2011.........  $ 9.98978    $ 9.71116          0
   01/01/2012 to 12/31/2012.........  $ 9.71116    $10.60349          0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10647    $ 9.39461          0
   01/01/2008 to 12/31/2008.........  $ 9.39461    $ 6.04131          0
   01/01/2009 to 12/31/2009.........  $ 6.04131    $ 7.89121          0
   01/01/2010 to 12/31/2010.........  $ 7.89121    $10.05465          0
   01/01/2011 to 12/31/2011.........  $10.05465    $10.61116          0
   01/01/2012 to 12/31/2012.........  $10.61116    $12.11837          0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12790    $ 8.86015          0
   01/01/2008 to 07/18/2008.........  $ 8.86015    $ 8.14771          0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09580    $10.24457          0
   01/01/2008 to 12/31/2008.........  $10.24457    $ 5.67083          0
   01/01/2009 to 12/31/2009.........  $ 5.67083    $ 7.44861          0
   01/01/2010 to 12/31/2010.........  $ 7.44861    $ 9.77487          0
   01/01/2011 to 12/31/2011.........  $ 9.77487    $ 8.40907          0
   01/01/2012 to 12/31/2012.........  $ 8.40907    $ 9.99692        677

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10379    $ 7.54057         0
   01/01/2009 to 12/31/2009.........  $ 7.54057    $ 9.05088         0
   01/01/2010 to 12/31/2010.........  $ 9.05088    $10.15499         0
   01/01/2011 to 12/31/2011.........  $10.15499    $ 9.80583         0
   01/01/2012 to 12/31/2012.........  $ 9.80583    $11.03225         0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08943    $10.45816         0
   01/01/2008 to 12/31/2008.........  $10.45816    $ 6.78372         0
   01/01/2009 to 12/31/2009.........  $ 6.78372    $ 8.31836         0
   01/01/2010 to 12/31/2010.........  $ 8.31836    $ 9.41877         0
   01/01/2011 to 12/31/2011.........  $ 9.41877    $ 9.18514         0
   01/01/2012 to 12/31/2012.........  $ 9.18514    $10.06114         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12508    $10.59538         0
   01/01/2008 to 12/31/2008.........  $10.59538    $ 6.21978         0
   01/01/2009 to 12/31/2009.........  $ 6.21978    $ 7.75771         0
   01/01/2010 to 12/31/2010.........  $ 7.75771    $ 9.14160         0
   01/01/2011 to 12/31/2011.........  $ 9.14160    $ 8.48864         0
   01/01/2012 to 12/31/2012.........  $ 8.48864    $ 9.49030         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99918    $ 7.49592         0
   01/01/2009 to 11/13/2009.........  $ 7.49592    $ 8.43263         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99918    $10.79688         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17586    $ 6.13222         0
   01/01/2009 to 12/31/2009.........  $ 6.13222    $ 8.20258         0
   01/01/2010 to 12/31/2010.........  $ 8.20258    $ 9.76157         0
   01/01/2011 to 12/31/2011.........  $ 9.76157    $ 9.17783         0
   01/01/2012 to 12/31/2012.........  $ 9.17783    $11.52239         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13467    $10.44070         0
   01/01/2008 to 12/31/2008.........  $10.44070    $ 6.17458         0
   01/01/2009 to 12/31/2009.........  $ 6.17458    $ 9.13337         0
   01/01/2010 to 12/31/2010.........  $ 9.13337    $ 9.97310         0
   01/01/2011 to 12/31/2011.........  $ 9.97310    $ 9.48356         0
   01/01/2012 to 12/31/2012.........  $ 9.48356    $11.24526         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07418    $10.23671         0
   01/01/2008 to 12/31/2008.........  $10.23671    $ 6.01128         0
   01/01/2009 to 12/31/2009.........  $ 6.01128    $ 7.09375         0
   01/01/2010 to 12/31/2010.........  $ 7.09375    $ 7.92848         0
   01/01/2011 to 12/31/2011.........  $ 7.92848    $ 7.41671         0
   01/01/2012 to 12/31/2012.........  $ 7.41671    $ 8.78731         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12463    $10.45690          0
   01/01/2008 to 12/31/2008.........  $10.45690    $ 6.12993          0
   01/01/2009 to 12/31/2009.........  $ 6.12993    $ 9.53431          0
   01/01/2010 to 12/31/2010.........  $ 9.53431    $11.31119          0
   01/01/2011 to 12/31/2011.........  $11.31119    $10.86569          0
   01/01/2012 to 12/31/2012.........  $10.86569    $12.86796          0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03407    $ 7.66278          0
   01/01/2009 to 12/31/2009.........  $ 7.66278    $ 9.62363          0
   01/01/2010 to 12/31/2010.........  $ 9.62363    $12.07850          0
   01/01/2011 to 12/31/2011.........  $12.07850    $12.11458          0
   01/01/2012 to 12/31/2012.........  $12.11458    $13.87633          0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01148    $10.55596          0
   01/01/2008 to 12/31/2008.........  $10.55596    $ 7.78172          0
   01/01/2009 to 12/31/2009.........  $ 7.78172    $10.44365          0
   01/01/2010 to 12/31/2010.........  $10.44365    $11.73590          0
   01/01/2011 to 12/31/2011.........  $11.73590    $11.98834          0
   01/01/2012 to 12/31/2012.........  $11.98834    $13.51627        509
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08946    $ 7.64996          0
   01/01/2009 to 12/31/2009.........  $ 7.64996    $ 9.34522          0
   01/01/2010 to 12/31/2010.........  $ 9.34522    $10.32576          0
   01/01/2011 to 12/31/2011.........  $10.32576    $10.17163          0
   01/01/2012 to 12/31/2012.........  $10.17163    $11.09083          0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24253    $11.10310          0
   01/01/2008 to 12/31/2008.........  $11.10310    $ 5.47103          0
   01/01/2009 to 12/31/2009.........  $ 5.47103    $ 7.32822          0
   01/01/2010 to 12/31/2010.........  $ 7.32822    $ 8.30739          0
   01/01/2011 to 12/31/2011.........  $ 8.30739    $ 7.16210          0
   01/01/2012 to 12/31/2012.........  $ 7.16210    $ 8.53521          0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18930    $10.50364          0
   01/01/2008 to 12/31/2008.........  $10.50364    $ 5.82357          0
   01/01/2009 to 12/31/2009.........  $ 5.82357    $ 7.52432          0
   01/01/2010 to 12/31/2010.........  $ 7.52432    $ 8.27530          0
   01/01/2011 to 12/31/2011.........  $ 8.27530    $ 7.16520          0
   01/01/2012 to 12/31/2012.........  $ 7.16520    $ 8.27710          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11197    $ 7.17177          0
   01/01/2009 to 12/31/2009.........  $ 7.17177    $ 8.99415          0
   01/01/2010 to 12/31/2010.........  $ 8.99415    $10.13540          0
   01/01/2011 to 12/31/2011.........  $10.13540    $ 9.97792          0
   01/01/2012 to 12/31/2012.........  $ 9.97792    $11.22089          0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08369    $ 9.72186          0
   01/01/2008 to 12/31/2008.........  $ 9.72186    $ 7.92991          0
   01/01/2009 to 12/31/2009.........  $ 7.92991    $ 9.58003          0
   01/01/2010 to 12/31/2010.........  $ 9.58003    $10.17927          0
   01/01/2011 to 12/31/2011.........  $10.17927    $10.10188          0
   01/01/2012 to 12/31/2012.........  $10.10188    $11.07377          0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08457    $10.29960          0
   01/01/2010 to 12/31/2010.........  $10.29960    $11.35152          0
   01/01/2011 to 12/31/2011.........  $11.35152    $11.31352          0
   01/01/2012 to 12/31/2012.........  $11.31352    $12.90238          0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14595    $10.30942          0
   01/01/2010 to 12/31/2010.........  $10.30942    $11.60801          0
   01/01/2011 to 12/31/2011.........  $11.60801    $10.81822          0
   01/01/2012 to 12/31/2012.........  $10.81822    $12.12833          0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18270    $10.37393          0
   01/01/2008 to 12/31/2008.........  $10.37393    $ 6.02093          0
   01/01/2009 to 12/31/2009.........  $ 6.02093    $ 8.10028          0
   01/01/2010 to 12/31/2010.........  $ 8.10028    $ 8.59495          0
   01/01/2011 to 12/31/2011.........  $ 8.59495    $ 7.73126          0
   01/01/2012 to 12/31/2012.........  $ 7.73126    $ 9.33163          0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09273    $ 9.58859          0
   01/01/2008 to 12/31/2008.........  $ 9.58859    $ 5.55478          0
   01/01/2009 to 12/31/2009.........  $ 5.55478    $ 6.56849          0
   01/01/2010 to 12/31/2010.........  $ 6.56849    $ 7.35911          0
   01/01/2011 to 12/31/2011.........  $ 7.35911    $ 6.98136          0
   01/01/2012 to 12/31/2012.........  $ 6.98136    $ 8.07941          0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00764    $10.42944          0
   01/01/2008 to 12/31/2008.........  $10.42944    $ 7.92501          0
   01/01/2009 to 12/31/2009.........  $ 7.92501    $10.56148          0
   01/01/2010 to 12/31/2010.........  $10.56148    $11.85959          0
   01/01/2011 to 12/31/2011.........  $11.85959    $12.93633          0
   01/01/2012 to 12/31/2012.........  $12.93633    $13.56748        987

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13369    $10.85812           0
   01/01/2008 to 12/31/2008.........  $10.85812    $ 6.05687           0
   01/01/2009 to 12/31/2009.........  $ 6.05687    $ 7.78148           0
   01/01/2010 to 12/31/2010.........  $ 7.78148    $ 9.22606           0
   01/01/2011 to 12/31/2011.........  $ 9.22606    $ 9.05121           0
   01/01/2012 to 12/31/2012.........  $ 9.05121    $10.06059       2,620
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15708    $10.46349           0
   01/01/2008 to 12/31/2008.........  $10.46349    $ 6.83847           0
   01/01/2009 to 12/31/2009.........  $ 6.83847    $ 8.90397           0
   01/01/2010 to 12/31/2010.........  $ 8.90397    $ 9.87764           0
   01/01/2011 to 12/31/2011.........  $ 9.87764    $ 9.47345           0
   01/01/2012 to 12/31/2012.........  $ 9.47345    $11.54417       1,235
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10918    $10.79702           0
   01/01/2008 to 12/31/2008.........  $10.79702    $ 6.80925           0
   01/01/2009 to 12/31/2009.........  $ 6.80925    $ 8.38024           0
   01/01/2010 to 12/31/2010.........  $ 8.38024    $ 9.35785           0
   01/01/2011 to 12/31/2011.........  $ 9.35785    $ 9.21009           0
   01/01/2012 to 12/31/2012.........  $ 9.21009    $10.67659           0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07817    $ 9.77879           0
   01/01/2008 to 12/31/2008.........  $ 9.77879    $ 5.99070           0
   01/01/2009 to 12/31/2009.........  $ 5.99070    $ 8.23780           0
   01/01/2010 to 12/31/2010.........  $ 8.23780    $10.08157           0
   01/01/2011 to 12/31/2011.........  $10.08157    $ 9.63721           0
   01/01/2012 to 12/31/2012.........  $ 9.63721    $11.29828           0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00050    $10.15956           0
   01/01/2008 to 12/31/2008.........  $10.15956    $10.31135           0
   01/01/2009 to 12/31/2009.........  $10.31135    $10.23406           0
   01/01/2010 to 12/31/2010.........  $10.23406    $10.13528           0
   01/01/2011 to 12/31/2011.........  $10.13528    $10.03704           0
   01/01/2012 to 12/31/2012.........  $10.03704    $ 9.93815           0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10530    $10.05498           0
   01/01/2008 to 12/31/2008.........  $10.05498    $ 5.74837           0
   01/01/2009 to 12/31/2009.........  $ 5.74837    $ 8.00467           0
   01/01/2010 to 12/31/2010.........  $ 8.00467    $ 9.78262           0
   01/01/2011 to 12/31/2011.........  $ 9.78262    $ 9.44504           0
   01/01/2012 to 12/31/2012.........  $ 9.44504    $10.95306           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15896    $10.53280          0
   01/01/2008 to 12/31/2008.........  $10.53280    $ 5.92524          0
   01/01/2009 to 12/31/2009.........  $ 5.92524    $ 7.61412          0
   01/01/2010 to 12/31/2010.........  $ 7.61412    $ 9.70048          0
   01/01/2011 to 12/31/2011.........  $ 9.70048    $ 9.76638          0
   01/01/2012 to 12/31/2012.........  $ 9.76638    $10.86682        613
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05198    $11.27163          0
   01/01/2008 to 12/31/2008.........  $11.27163    $ 6.41269          0
   01/01/2009 to 12/31/2009.........  $ 6.41269    $ 7.78174          0
   01/01/2010 to 12/31/2010.........  $ 7.78174    $ 9.26605          0
   01/01/2011 to 04/29/2011.........  $ 9.26605    $10.41590          0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99918    $10.37049          0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10192    $ 5.59093          0
   01/01/2009 to 12/31/2009.........  $ 5.59093    $ 9.21740          0
   01/01/2010 to 12/31/2010.........  $ 9.21740    $11.15837          0
   01/01/2011 to 12/31/2011.........  $11.15837    $ 8.80833          0
   01/01/2012 to 12/31/2012.........  $ 8.80833    $10.28460          0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99918    $10.37452          0
   01/01/2008 to 12/31/2008.........  $10.37452    $10.38622          0
   01/01/2009 to 12/31/2009.........  $10.38622    $11.33515          0
   01/01/2010 to 12/31/2010.........  $11.33515    $11.66042          0
   01/01/2011 to 12/31/2011.........  $11.66042    $11.80444          0
   01/01/2012 to 12/31/2012.........  $11.80444    $12.23617        542
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99055    $10.63572          0
   01/01/2008 to 12/31/2008.........  $10.63572    $10.29238          0
   01/01/2009 to 12/31/2009.........  $10.29238    $11.87444          0
   01/01/2010 to 12/31/2010.........  $11.87444    $12.66421          0
   01/01/2011 to 12/31/2011.........  $12.66421    $12.93721          0
   01/01/2012 to 12/31/2012.........  $12.93721    $14.00298        965
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05295    $10.52485          0
   01/01/2008 to 12/31/2008.........  $10.52485    $ 8.39002          0
   01/01/2009 to 12/31/2009.........  $ 8.39002    $ 9.97136          0
   01/01/2010 to 12/31/2010.........  $ 9.97136    $10.91616          0
   01/01/2011 to 12/31/2011.........  $10.91616    $10.91559          0
   01/01/2012 to 12/31/2012.........  $10.91559    $11.92853          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08387    $ 9.77734           0
   01/01/2008 to 12/31/2008.........  $ 9.77734    $ 5.93256           0
   01/01/2009 to 12/31/2009.........  $ 5.93256    $ 7.15556           0
   01/01/2010 to 12/31/2010.........  $ 7.15556    $ 8.15084           0
   01/01/2011 to 12/31/2011.........  $ 8.15084    $ 8.34914           0
   01/01/2012 to 12/31/2012.........  $ 8.34914    $ 9.82079       1,356
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99918    $ 8.93982           0
   01/01/2012 to 12/31/2012.........  $ 8.93982    $10.01581           0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09946    $ 6.72781           0
   01/01/2009 to 12/31/2009.........  $ 6.72781    $ 8.44964           0
   01/01/2010 to 12/31/2010.........  $ 8.44964    $ 9.56579           0
   01/01/2011 to 12/31/2011.........  $ 9.56579    $ 9.24481           0
   01/01/2012 to 12/31/2012.........  $ 9.24481    $10.60870           0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08262    $10.44865           0
   01/01/2008 to 12/31/2008.........  $10.44865    $ 7.22179           0
   01/01/2009 to 12/31/2009.........  $ 7.22179    $ 9.11023           0
   01/01/2010 to 12/31/2010.........  $ 9.11023    $10.08539           0
   01/01/2011 to 12/31/2011.........  $10.08539    $ 9.64793           0
   01/01/2012 to 12/31/2012.........  $ 9.64793    $10.61605           0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09728    $ 9.89974           0
   01/01/2008 to 12/31/2008.........  $ 9.89974    $ 6.37126           0
   01/01/2009 to 12/31/2009.........  $ 6.37126    $ 8.44705           0
   01/01/2010 to 12/31/2010.........  $ 8.44705    $11.40898           0
   01/01/2011 to 12/31/2011.........  $11.40898    $11.18536           0
   01/01/2012 to 12/31/2012.........  $11.18536    $12.42285           0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09341    $ 9.48190           0
   01/01/2008 to 12/31/2008.........  $ 9.48190    $ 6.59820           0
   01/01/2009 to 12/31/2009.........  $ 6.59820    $ 8.29667           0
   01/01/2010 to 12/31/2010.........  $ 8.29667    $10.34967           0
   01/01/2011 to 12/31/2011.........  $10.34967    $ 9.63469           0
   01/01/2012 to 12/31/2012.........  $ 9.63469    $11.27156           0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07042    $10.23309           0
   01/01/2008 to 12/31/2008.........  $10.23309    $ 7.50318           0
   01/01/2009 to 12/31/2009.........  $ 7.50318    $ 9.22207           0
   01/01/2010 to 12/31/2010.........  $ 9.22207    $10.18373           0
   01/01/2011 to 12/31/2011.........  $10.18373    $10.28286           0
   01/01/2012 to 12/31/2012.........  $10.28286    $11.55489           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09151    $ 9.51355           0
   01/01/2008 to 12/31/2008.........  $ 9.51355    $ 5.47408           0
   01/01/2009 to 12/31/2009.........  $ 5.47408    $ 6.70961           0
   01/01/2010 to 12/31/2010.........  $ 6.70961    $ 7.52291           0
   01/01/2011 to 12/31/2011.........  $ 7.52291    $ 7.32632           0
   01/01/2012 to 12/31/2012.........  $ 7.32632    $ 8.50491       1,596
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00761    $10.64189           0
   01/01/2008 to 12/31/2008.........  $10.64189    $10.27989           0
   01/01/2009 to 12/31/2009.........  $10.27989    $11.41118           0
   01/01/2010 to 12/31/2010.........  $11.41118    $11.94694           0
   01/01/2011 to 12/31/2011.........  $11.94694    $12.31634           0
   01/01/2012 to 12/31/2012.........  $12.31634    $12.83135           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14599    $10.10721           0
   01/01/2008 to 12/31/2008.........  $10.10721    $ 5.94755           0
   01/01/2009 to 12/31/2009.........  $ 5.94755    $ 9.03144           0
   01/01/2010 to 12/31/2010.........  $ 9.03144    $10.35562           0
   01/01/2011 to 12/31/2011.........  $10.35562    $10.07921           0
   01/01/2012 to 12/31/2012.........  $10.07921    $11.73379           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18095    $11.67442           0
   01/01/2008 to 12/31/2008.........  $11.67442    $ 5.78102           0
   01/01/2009 to 12/31/2009.........  $ 5.78102    $ 8.54834           0
   01/01/2010 to 12/31/2010.........  $ 8.54834    $10.19480           0
   01/01/2011 to 12/31/2011.........  $10.19480    $ 8.58803           0
   01/01/2012 to 12/31/2012.........  $ 8.58803    $ 8.81034           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13076    $10.38882           0
   01/01/2008 to 12/31/2008.........  $10.38882    $ 5.93223           0
   01/01/2009 to 12/31/2009.........  $ 5.93223    $ 7.54334           0
   01/01/2010 to 12/31/2010.........  $ 7.54334    $ 8.56170           0
   01/01/2011 to 12/31/2011.........  $ 8.56170    $ 8.18395           0
   01/01/2012 to 12/31/2012.........  $ 8.18395    $ 8.99466           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99918    $ 9.98774           0
   01/01/2008 to 12/31/2008.........  $ 9.98774    $ 9.37350           0
   01/01/2009 to 12/31/2009.........  $ 9.37350    $10.35986           0
   01/01/2010 to 12/31/2010.........  $10.35986    $11.05698           0
   01/01/2011 to 12/31/2011.........  $11.05698    $11.60696           0
   01/01/2012 to 12/31/2012.........  $11.60696    $12.39423       1,081

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07829    $ 6.67266         0
   01/01/2009 to 12/31/2009.........  $ 6.67266    $ 8.59277         0
   01/01/2010 to 12/31/2010.........  $ 8.59277    $ 9.37875         0
   01/01/2011 to 12/31/2011.........  $ 9.37875    $ 9.13073         0
   01/01/2012 to 09/21/2012.........  $ 9.13073    $10.27913         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08917    $ 7.70550         0
   01/01/2009 to 12/31/2009.........  $ 7.70550    $ 9.27442         0
   01/01/2010 to 12/31/2010.........  $ 9.27442    $10.77668         0
   01/01/2011 to 12/31/2011.........  $10.77668    $11.41111         0
   01/01/2012 to 12/31/2012.........  $11.41111    $12.52464         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26818    $ 7.07373         0
   01/01/2009 to 12/31/2009.........  $ 7.07373    $ 9.16100         0
   01/01/2010 to 12/31/2010.........  $ 9.16100    $11.01023         0
   01/01/2011 to 12/31/2011.........  $11.01023    $11.50071         0
   01/01/2012 to 12/31/2012.........  $11.50071    $13.90286         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38588    $ 5.29555         0
   01/01/2009 to 12/31/2009.........  $ 5.29555    $ 6.03006         0
   01/01/2010 to 12/31/2010.........  $ 6.03006    $ 6.62291         0
   01/01/2011 to 12/31/2011.........  $ 6.62291    $ 5.65027         0
   01/01/2012 to 12/31/2012.........  $ 5.65027    $ 6.97764         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15210    $ 8.37316         0
   01/01/2009 to 12/31/2009.........  $ 8.37316    $ 9.91134         0
   01/01/2010 to 12/31/2010.........  $ 9.91134    $10.09216         0
   01/01/2011 to 12/31/2011.........  $10.09216    $11.00263         0
   01/01/2012 to 12/31/2012.........  $11.00263    $12.78936         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16561    $ 6.12388         0
   01/01/2009 to 12/31/2009.........  $ 6.12388    $ 7.52426         0
   01/01/2010 to 12/31/2010.........  $ 7.52426    $ 9.21884         0
   01/01/2011 to 12/31/2011.........  $ 9.21884    $ 8.96473         0
   01/01/2012 to 12/31/2012.........  $ 8.96473    $10.27802         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11084    $ 6.74626         0
   01/01/2009 to 12/31/2009.........  $ 6.74626    $ 8.66542         0
   01/01/2010 to 12/31/2010.........  $ 8.66542    $ 9.71070         0
   01/01/2011 to 12/31/2011.........  $ 9.71070    $ 9.91544         0
   01/01/2012 to 12/31/2012.........  $ 9.91544    $11.06547         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24162    $ 6.29950         0
   01/01/2009 to 12/31/2009.........  $ 6.29950    $ 7.45106         0
   01/01/2010 to 12/31/2010.........  $ 7.45106    $ 8.32839         0
   01/01/2011 to 12/31/2011.........  $ 8.32839    $ 8.14045         0
   01/01/2012 to 12/31/2012.........  $ 8.14045    $ 9.30247         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07261    $ 6.22718         0
   01/01/2009 to 12/31/2009.........  $ 6.22718    $ 8.52790         0
   01/01/2010 to 12/31/2010.........  $ 8.52790    $10.84277         0
   01/01/2011 to 12/31/2011.........  $10.84277    $10.42489         0
   01/01/2012 to 12/31/2012.........  $10.42489    $11.90890         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18859    $ 6.49279         0
   01/01/2009 to 12/31/2009.........  $ 6.49279    $ 8.41309         0
   01/01/2010 to 12/31/2010.........  $ 8.41309    $10.03310         0
   01/01/2011 to 12/31/2011.........  $10.03310    $ 9.54395         0
   01/01/2012 to 12/31/2012.........  $ 9.54395    $11.01444         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25909    $ 5.54281         0
   01/01/2009 to 12/31/2009.........  $ 5.54281    $ 7.01875         0
   01/01/2010 to 12/31/2010.........  $ 7.01875    $ 8.66489         0
   01/01/2011 to 12/31/2011.........  $ 8.66489    $ 8.98666         0
   01/01/2012 to 12/31/2012.........  $ 8.98666    $10.42530         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11374    $ 6.83981         0
   01/01/2009 to 12/31/2009.........  $ 6.83981    $ 8.54421         0
   01/01/2010 to 12/31/2010.........  $ 8.54421    $10.63567         0
   01/01/2011 to 12/31/2011.........  $10.63567    $10.66528         0
   01/01/2012 to 12/31/2012.........  $10.66528    $11.87739         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22874    $ 7.21084         0
   01/01/2009 to 12/31/2009.........  $ 7.21084    $ 8.59598         0
   01/01/2010 to 12/31/2010.........  $ 8.59598    $10.39183         0
   01/01/2011 to 12/31/2011.........  $10.39183    $ 9.86683         0
   01/01/2012 to 12/31/2012.........  $ 9.86683    $11.34715         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27831    $ 7.30077         0
   01/01/2009 to 12/31/2009.........  $ 7.30077    $ 7.75745         0
   01/01/2010 to 12/31/2010.........  $ 7.75745    $ 8.88534         0
   01/01/2011 to 12/31/2011.........  $ 8.88534    $ 8.96181         0
   01/01/2012 to 12/31/2012.........  $ 8.96181    $10.33839         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09876     $7.24718         0
   01/01/2009 to 12/31/2009.........  $ 7.24718     $7.94558         0
   01/01/2010 to 12/31/2010.........  $ 7.94558     $8.33479         0
   01/01/2011 to 12/31/2011.........  $ 8.33479     $9.69724         0
   01/01/2012 to 12/31/2012.........  $ 9.69724     $9.61447         0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.90%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10309    $ 6.97316       3,951
   01/01/2009 to 12/31/2009.........  $ 6.97316    $ 8.50976       3,948
   01/01/2010 to 12/31/2010.........  $ 8.50976    $ 9.35005       1,154
   01/01/2011 to 12/31/2011.........  $ 9.35005    $ 8.93170       1,153
   01/01/2012 to 12/31/2012.........  $ 8.93170    $ 9.86614       1,152
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32939    $ 7.21545         415
   01/01/2009 to 12/31/2009.........  $ 7.21545    $ 8.93592         413
   01/01/2010 to 12/31/2010.........  $ 8.93592    $ 9.97102       1,293
   01/01/2011 to 12/31/2011.........  $ 9.97102    $ 9.79613       1,291
   01/01/2012 to 12/31/2012.........  $ 9.79613    $10.92494       1,289
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.10807    $ 6.11554           0
   01/01/2009 to 12/31/2009.........  $ 6.11554    $ 7.06798           0
   01/01/2010 to 12/31/2010.........  $ 7.06798    $ 7.89644           0
   01/01/2011 to 12/31/2011.........  $ 7.89644    $ 8.02596           0
   01/01/2012 to 05/04/2012.........  $ 8.02596    $ 8.71409           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20546    $ 7.30062       7,328
   01/01/2009 to 12/31/2009.........  $ 7.30062    $ 8.83347       7,321
   01/01/2010 to 12/31/2010.........  $ 8.83347    $ 9.73600       7,414
   01/01/2011 to 12/31/2011.........  $ 9.73600    $ 9.43835       6,495
   01/01/2012 to 12/31/2012.........  $ 9.43835    $10.41733       6,491
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99845    $ 9.15334           0
   01/01/2012 to 12/31/2012.........  $ 9.15334    $10.05068           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.35573    $ 6.03272           0
   01/01/2009 to 12/31/2009.........  $ 6.03272    $ 7.00101           0
   01/01/2010 to 12/31/2010.........  $ 7.00101    $ 7.72521           0
   01/01/2011 to 12/31/2011.........  $ 7.72521    $ 7.54389           0
   01/01/2012 to 12/31/2012.........  $ 7.54389    $ 8.39489           0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99897    $ 9.37163           0
   01/01/2010 to 12/31/2010.........  $ 9.37163    $10.16941           0
   01/01/2011 to 12/31/2011.........  $10.16941    $10.94172           0
   01/01/2012 to 12/31/2012.........  $10.94172    $11.18419           0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02967    $12.15994       6,683
   01/01/2009 to 12/31/2009.........  $12.15994    $11.21089       6,680
   01/01/2010 to 12/31/2010.........  $11.21089    $12.23217       6,014
   01/01/2011 to 12/31/2011.........  $12.23217    $13.63408       5,393
   01/01/2012 to 12/31/2012.........  $13.63408    $14.14385       5,390
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02964    $12.21713          87
   01/01/2009 to 12/31/2009.........  $12.21713    $11.06580         543
   01/01/2010 to 12/31/2010.........  $11.06580    $12.09287           0
   01/01/2011 to 12/31/2011.........  $12.09287    $13.76290           0
   01/01/2012 to 12/31/2012.........  $13.76290    $14.29697           0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99897    $ 8.78288           0
   01/01/2010 to 12/31/2010.........  $ 8.78288    $ 9.63981       1,906
   01/01/2011 to 12/31/2011.........  $ 9.63981    $11.22690           0
   01/01/2012 to 12/31/2012.........  $11.22690    $11.71316           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99793    $11.00082           0
   01/01/2011 to 12/31/2011.........  $11.00082    $12.98729       1,213
   01/01/2012 to 12/31/2012.........  $12.98729    $13.61030           0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99845    $12.01233           0
   01/01/2012 to 12/31/2012.........  $12.01233    $12.47701       1,182
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99794    $10.39188           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.99489    $ 6.64593       15,908
   01/01/2009 to 12/31/2009.........  $ 6.64593    $ 8.17380       15,900
   01/01/2010 to 12/31/2010.........  $ 8.17380    $ 9.09410       15,898
   01/01/2011 to 12/31/2011.........  $ 9.09410    $ 8.70797       15,896
   01/01/2012 to 12/31/2012.........  $ 8.70797    $ 9.71780       15,895
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08104    $ 7.33576        2,981
   01/01/2009 to 12/31/2009.........  $ 7.33576    $ 8.88239        2,977
   01/01/2010 to 12/31/2010.........  $ 8.88239    $ 9.75540        2,973
   01/01/2011 to 12/31/2011.........  $ 9.75540    $ 9.39965        2,969
   01/01/2012 to 12/31/2012.........  $ 9.39965    $10.17229        2,966
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.46677    $ 5.96480            0
   01/01/2009 to 12/31/2009.........  $ 5.96480    $ 7.72222            0
   01/01/2010 to 12/31/2010.........  $ 7.72222    $ 9.75243            0
   01/01/2011 to 12/31/2011.........  $ 9.75243    $10.20123            0
   01/01/2012 to 12/31/2012.........  $10.20123    $11.54685            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.67476    $ 8.07731            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15903    $ 5.59912            0
   01/01/2009 to 12/31/2009.........  $ 5.59912    $ 7.28925            0
   01/01/2010 to 12/31/2010.........  $ 7.28925    $ 9.48126            0
   01/01/2011 to 12/31/2011.........  $ 9.48126    $ 8.08449            0
   01/01/2012 to 12/31/2012.........  $ 8.08449    $ 9.52587            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10354    $ 7.49579            0
   01/01/2009 to 12/31/2009.........  $ 7.49579    $ 8.91747            0
   01/01/2010 to 12/31/2010.........  $ 8.91747    $ 9.91699            0
   01/01/2011 to 12/31/2011.........  $ 9.91699    $ 9.49150            0
   01/01/2012 to 12/31/2012.........  $ 9.49150    $10.58406            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.05845    $ 6.69799       14,882
   01/01/2009 to 12/31/2009.........  $ 6.69799    $ 8.14061       14,032
   01/01/2010 to 12/31/2010.........  $ 8.14061    $ 9.13613       12,517
   01/01/2011 to 12/31/2011.........  $ 9.13613    $ 8.83081       11,868
   01/01/2012 to 12/31/2012.........  $ 8.83081    $ 9.58723       11,230
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20449    $ 6.14116        4,208
   01/01/2009 to 12/31/2009.........  $ 6.14116    $ 7.59181        3,868
   01/01/2010 to 12/31/2010.........  $ 7.59181    $ 8.86716        5,051
   01/01/2011 to 12/31/2011.........  $ 8.86716    $ 8.16104        4,961
   01/01/2012 to 12/31/2012.........  $ 8.16104    $ 9.04324        4,757

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99846    $ 7.46560           0
   01/01/2009 to 11/13/2009.........  $ 7.46560    $ 8.33382           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99846    $10.73211       1,803
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17514    $ 6.10743           0
   01/01/2009 to 12/31/2009.........  $ 6.10743    $ 8.09706           0
   01/01/2010 to 12/31/2010.........  $ 8.09706    $ 9.55097           0
   01/01/2011 to 12/31/2011.........  $ 9.55097    $ 8.90050           0
   01/01/2012 to 12/31/2012.........  $ 8.90050    $11.07529           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.99447    $ 6.09639           0
   01/01/2009 to 12/31/2009.........  $ 6.09639    $ 8.93789           0
   01/01/2010 to 12/31/2010.........  $ 8.93789    $ 9.67330           0
   01/01/2011 to 12/31/2011.........  $ 9.67330    $ 9.11725           0
   01/01/2012 to 12/31/2012.........  $ 9.11725    $10.71501           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34875    $ 5.93530           0
   01/01/2009 to 12/31/2009.........  $ 5.93530    $ 6.94204           0
   01/01/2010 to 12/31/2010.........  $ 6.94204    $ 7.69028           0
   01/01/2011 to 12/31/2011.........  $ 7.69028    $ 7.13042           0
   01/01/2012 to 12/31/2012.........  $ 7.13042    $ 8.37319           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.33434    $ 6.05243           0
   01/01/2009 to 12/31/2009.........  $ 6.05243    $ 9.33050           0
   01/01/2010 to 12/31/2010.........  $ 9.33050    $10.97167           0
   01/01/2011 to 12/31/2011.........  $10.97167    $10.44650           0
   01/01/2012 to 12/31/2012.........  $10.44650    $12.26188           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03334    $ 7.63187           0
   01/01/2009 to 12/31/2009.........  $ 7.63187    $ 9.50009           0
   01/01/2010 to 12/31/2010.........  $ 9.50009    $11.81819           0
   01/01/2011 to 12/31/2011.........  $11.81819    $11.74881           0
   01/01/2012 to 12/31/2012.........  $11.74881    $13.33807           0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.61174    $ 7.68350           0
   01/01/2009 to 12/31/2009.........  $ 7.68350    $10.22078           0
   01/01/2010 to 12/31/2010.........  $10.22078    $11.38405           0
   01/01/2011 to 12/31/2011.........  $11.38405    $11.52626           0
   01/01/2012 to 12/31/2012.........  $11.52626    $12.88007           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08922    $ 7.60462           0
   01/01/2009 to 12/31/2009.........  $ 7.60462    $ 9.20764           0
   01/01/2010 to 12/31/2010.........  $ 9.20764    $10.08376           0
   01/01/2011 to 12/31/2011.........  $10.08376    $ 9.84556           0
   01/01/2012 to 12/31/2012.........  $ 9.84556    $10.64011           0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.50394    $ 5.40188           0
   01/01/2009 to 12/31/2009.........  $ 5.40188    $ 7.17172           0
   01/01/2010 to 12/31/2010.........  $ 7.17172    $ 8.05818           0
   01/01/2011 to 12/31/2011.........  $ 8.05818    $ 6.88591           0
   01/01/2012 to 12/31/2012.........  $ 6.88591    $ 8.13350           0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.88744    $ 5.74991           0
   01/01/2009 to 12/31/2009.........  $ 5.74991    $ 7.36363           0
   01/01/2010 to 12/31/2010.........  $ 7.36363    $ 8.02708           0
   01/01/2011 to 12/31/2011.........  $ 8.02708    $ 6.88888           0
   01/01/2012 to 12/31/2012.........  $ 6.88888    $ 7.88745           0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009........  $ 9.98135    $10.86097           0
   01/01/2010 to 12/31/2010.........  $10.86097    $11.81045           0
   01/01/2011 to 12/31/2011.........  $11.81045    $13.03258           0
   01/01/2012 to 12/31/2012.........  $13.03258    $13.99132           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11173    $ 7.12923       2,696
   01/01/2009 to 12/31/2009.........  $ 7.12923    $ 8.86178       1,872
   01/01/2010 to 12/31/2010.........  $ 8.86178    $ 9.89791         792
   01/01/2011 to 12/31/2011.........  $ 9.89791    $ 9.65807       1,152
   01/01/2012 to 12/31/2012.........  $ 9.65807    $10.76491       1,294
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22588    $ 7.82983       6,414
   01/01/2009 to 12/31/2009.........  $ 7.82983    $ 9.37555       4,670
   01/01/2010 to 12/31/2010.........  $ 9.37555    $ 9.87388       3,257
   01/01/2011 to 12/31/2011.........  $ 9.87388    $ 9.71232       3,172
   01/01/2012 to 12/31/2012.........  $ 9.71232    $10.55246       3,111
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08384    $10.28765           0
   01/01/2010 to 12/31/2010.........  $10.28765    $11.23808           0
   01/01/2011 to 12/31/2011.........  $11.23808    $11.10143           0
   01/01/2012 to 12/31/2012.........  $11.10143    $12.54830           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14522    $10.29741         0
   01/01/2010 to 12/31/2010.........  $10.29741    $11.49202         0
   01/01/2011 to 12/31/2011.........  $11.49202    $10.61548         0
   01/01/2012 to 12/31/2012.........  $10.61548    $11.79554         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.07041    $ 5.94481         0
   01/01/2009 to 12/31/2009.........  $ 5.94481    $ 7.92696         0
   01/01/2010 to 12/31/2010.........  $ 7.92696    $ 8.33676         0
   01/01/2011 to 12/31/2011.........  $ 8.33676    $ 7.43271         0
   01/01/2012 to 12/31/2012.........  $ 7.43271    $ 8.89179         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15840    $ 5.48443         0
   01/01/2009 to 12/31/2009.........  $ 5.48443    $ 6.42806         0
   01/01/2010 to 12/31/2010.........  $ 6.42806    $ 7.13815         0
   01/01/2011 to 12/31/2011.........  $ 7.13815    $ 6.71202         0
   01/01/2012 to 12/31/2012.........  $ 6.71202    $ 7.69878         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.38709    $ 7.82496         0
   01/01/2009 to 12/31/2009.........  $ 7.82496    $10.33592         0
   01/01/2010 to 12/31/2010.........  $10.33592    $11.50363         0
   01/01/2011 to 12/31/2011.........  $11.50363    $12.43749         0
   01/01/2012 to 12/31/2012.........  $12.43749    $12.92873         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98862    $ 5.98019         0
   01/01/2009 to 12/31/2009.........  $ 5.98019    $ 7.61491         0
   01/01/2010 to 12/31/2010.........  $ 7.61491    $ 8.94884         0
   01/01/2011 to 12/31/2011.........  $ 8.94884    $ 8.70184         0
   01/01/2012 to 12/31/2012.........  $ 8.70184    $ 9.58657         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17842    $ 6.75217         0
   01/01/2009 to 12/31/2009.........  $ 6.75217    $ 8.71384         0
   01/01/2010 to 12/31/2010.........  $ 8.71384    $ 9.58130         0
   01/01/2011 to 12/31/2011.........  $ 9.58130    $ 9.10816         0
   01/01/2012 to 12/31/2012.........  $ 9.10816    $11.00055         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.38287    $ 6.72320         0
   01/01/2009 to 12/31/2009.........  $ 6.72320    $ 8.20117         0
   01/01/2010 to 12/31/2010.........  $ 8.20117    $ 9.07694         0
   01/01/2011 to 12/31/2011.........  $ 9.07694    $ 8.85470         0
   01/01/2012 to 12/31/2012.........  $ 8.85470    $10.17362         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99846    $10.18845         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.75286    $ 5.91502         0
   01/01/2009 to 12/31/2009.........  $ 5.91502    $ 8.06168         0
   01/01/2010 to 12/31/2010.........  $ 8.06168    $ 9.77890         0
   01/01/2011 to 12/31/2011.........  $ 9.77890    $ 9.26539         0
   01/01/2012 to 12/31/2012.........  $ 9.26539    $10.76616         0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16748    $10.18127         0
   01/01/2009 to 12/31/2009.........  $10.18127    $10.01586         0
   01/01/2010 to 12/31/2010.........  $10.01586    $ 9.83128         0
   01/01/2011 to 12/31/2011.........  $ 9.83128    $ 9.65009         0
   01/01/2012 to 12/31/2012.........  $ 9.65009    $ 9.47028         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.65910    $ 5.67576         0
   01/01/2009 to 12/31/2009.........  $ 5.67576    $ 7.83349         0
   01/01/2010 to 12/31/2010.........  $ 7.83349    $ 9.48891         0
   01/01/2011 to 12/31/2011.........  $ 9.48891    $ 9.08069         0
   01/01/2012 to 12/31/2012.........  $ 9.08069    $10.43717         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02836    $10.06690         0
   01/01/2012 to 12/31/2012.........  $10.06690    $10.36008         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.55152    $ 5.85029         0
   01/01/2009 to 12/31/2009.........  $ 5.85029    $ 7.45133         0
   01/01/2010 to 12/31/2010.........  $ 7.45133    $ 9.40919         0
   01/01/2011 to 12/31/2011.........  $ 9.40919    $ 9.38941         0
   01/01/2012 to 12/31/2012.........  $ 9.38941    $10.35477         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15914    $ 6.33164         0
   01/01/2009 to 12/31/2009.........  $ 6.33164    $ 7.61527         0
   01/01/2010 to 12/31/2010.........  $ 7.61527    $ 8.98774         0
   01/01/2011 to 04/29/2011.........  $ 8.98774    $10.07392         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99846    $10.30826         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10120    $ 5.56840         0
   01/01/2009 to 12/31/2009.........  $ 5.56840    $ 9.09915         0
   01/01/2010 to 12/31/2010.........  $ 9.09915    $10.91788         0
   01/01/2011 to 12/31/2011.........  $10.91788    $ 8.54230         0
   01/01/2012 to 12/31/2012.........  $ 8.54230    $ 9.88554         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.51451    $10.25537            0
   01/01/2009 to 12/31/2009.........  $10.25537    $11.09340            0
   01/01/2010 to 12/31/2010.........  $11.09340    $11.31076            0
   01/01/2011 to 12/31/2011.........  $11.31076    $11.34944            0
   01/01/2012 to 12/31/2012.........  $11.34944    $11.66006            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.86829    $10.16253            0
   01/01/2009 to 12/31/2009.........  $10.16253    $11.62088            0
   01/01/2010 to 12/31/2010.........  $11.62088    $12.28403            0
   01/01/2011 to 12/31/2011.........  $12.28403    $12.43807            0
   01/01/2012 to 12/31/2012.........  $12.43807    $13.34324            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.41922    $ 8.28423       13,860
   01/01/2009 to 12/31/2009.........  $ 8.28423    $ 9.75850        7,907
   01/01/2010 to 12/31/2010.........  $ 9.75850    $10.58873        9,139
   01/01/2011 to 12/31/2011.........  $10.58873    $10.49478        9,135
   01/01/2012 to 12/31/2012.........  $10.49478    $11.36692        9,132
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01837    $10.06681            0
   01/01/2012 to 12/31/2012.........  $10.06681    $10.58083            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.29756    $ 5.85753            0
   01/01/2009 to 12/31/2009.........  $ 5.85753    $ 7.00256            0
   01/01/2010 to 12/31/2010.........  $ 7.00256    $ 7.90595            0
   01/01/2011 to 12/31/2011.........  $ 7.90595    $ 8.02675            0
   01/01/2012 to 12/31/2012.........  $ 8.02675    $ 9.35787            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99845    $ 8.88668            0
   01/01/2012 to 12/31/2012.........  $ 8.88668    $ 9.86797            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09921    $ 6.68779            0
   01/01/2009 to 12/31/2009.........  $ 6.68779    $ 8.32508            0
   01/01/2010 to 12/31/2010.........  $ 8.32508    $ 9.34144            0
   01/01/2011 to 12/31/2011.........  $ 9.34144    $ 8.94835            0
   01/01/2012 to 12/31/2012.........  $ 8.94835    $10.17750            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15477    $ 7.13066          939
   01/01/2009 to 12/31/2009.........  $ 7.13066    $ 8.91579          939
   01/01/2010 to 12/31/2010.........  $ 8.91579    $ 9.78295            0
   01/01/2011 to 12/31/2011.........  $ 9.78295    $ 9.27599            0
   01/01/2012 to 12/31/2012.........  $ 9.27599    $10.11626            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.47049    $ 6.29069            0
   01/01/2009 to 12/31/2009.........  $ 6.29069    $ 8.26641            0
   01/01/2010 to 12/31/2010.........  $ 8.26641    $11.06637            0
   01/01/2011 to 12/31/2011.........  $11.06637    $10.75364            0
   01/01/2012 to 12/31/2012.........  $10.75364    $11.83747            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.35347    $ 6.51489            0
   01/01/2009 to 12/31/2009.........  $ 6.51489    $ 8.11952            0
   01/01/2010 to 12/31/2010.........  $ 8.11952    $10.03914            0
   01/01/2011 to 12/31/2011.........  $10.03914    $ 9.26316            0
   01/01/2012 to 12/31/2012.........  $ 9.26316    $10.74073            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.04604    $ 7.40835       11,419
   01/01/2009 to 12/31/2009.........  $ 7.40835    $ 9.02504       10,808
   01/01/2010 to 12/31/2010.........  $ 9.02504    $ 9.87813       10,454
   01/01/2011 to 12/31/2011.........  $ 9.87813    $ 9.88621        9,958
   01/01/2012 to 12/31/2012.........  $ 9.88621    $11.01074        9,526
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.02831    $ 5.40479            0
   01/01/2009 to 12/31/2009.........  $ 5.40479    $ 6.56594            0
   01/01/2010 to 12/31/2010.........  $ 6.56594    $ 7.29663            0
   01/01/2011 to 12/31/2011.........  $ 7.29663    $ 7.04313            0
   01/01/2012 to 12/31/2012.........  $ 7.04313    $ 8.10361            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $11.00386    $10.15023            0
   01/01/2009 to 12/31/2009.........  $10.15023    $11.16740            0
   01/01/2010 to 12/31/2010.........  $11.16740    $11.58840            0
   01/01/2011 to 12/31/2011.........  $11.58840    $11.84135            0
   01/01/2012 to 12/31/2012.........  $11.84135    $12.22719            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.62217    $ 5.87234            0
   01/01/2009 to 12/31/2009.........  $ 5.87234    $ 8.83842            0
   01/01/2010 to 12/31/2010.........  $ 8.83842    $10.04478            0
   01/01/2011 to 12/31/2011.........  $10.04478    $ 9.69047            0
   01/01/2012 to 12/31/2012.........  $ 9.69047    $11.18137            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.04239    $ 5.70792            0
   01/01/2009 to 12/31/2009.........  $ 5.70792    $ 8.36558            0
   01/01/2010 to 12/31/2010.........  $ 8.36558    $ 9.88866            0
   01/01/2011 to 12/31/2011.........  $ 9.88866    $ 8.25662            0
   01/01/2012 to 12/31/2012.........  $ 8.25662    $ 8.39532            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.75396    $ 5.85729           0
   01/01/2009 to 12/31/2009.........  $ 5.85729    $ 7.38209           0
   01/01/2010 to 12/31/2010.........  $ 7.38209    $ 8.30457           0
   01/01/2011 to 12/31/2011.........  $ 8.30457    $ 7.86811           0
   01/01/2012 to 12/31/2012.........  $ 7.86811    $ 8.57088           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.23168    $ 9.28051           0
   01/01/2009 to 12/31/2009.........  $ 9.28051    $10.16632           0
   01/01/2010 to 12/31/2010.........  $10.16632    $10.75449           0
   01/01/2011 to 12/31/2011.........  $10.75449    $11.18976           0
   01/01/2012 to 12/31/2012.........  $11.18976    $11.84280           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07805    $ 6.63304       1,274
   01/01/2009 to 12/31/2009.........  $ 6.63304    $ 8.46619       1,271
   01/01/2010 to 12/31/2010.........  $ 8.46619    $ 9.15895       3,373
   01/01/2011 to 12/31/2011.........  $ 9.15895    $ 8.83797       1,944
   01/01/2012 to 09/21/2012.........  $ 8.83797    $ 9.88555           0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT OR
                   HIGHEST DAILY VALUE DEATH BENEFIT (2.05%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09167    $ 6.95840        9,754
   01/01/2009 to 12/31/2009.........  $ 6.95840    $ 8.47922        9,750
   01/01/2010 to 12/31/2010.........  $ 8.47922    $ 9.30273        9,746
   01/01/2011 to 12/31/2011.........  $ 9.30273    $ 8.87357        9,742
   01/01/2012 to 12/31/2012.........  $ 8.87357    $ 9.78743        9,738
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.31784    $ 7.20030            0
   01/01/2009 to 12/31/2009.........  $ 7.20030    $ 8.90401            0
   01/01/2010 to 12/31/2010.........  $ 8.90401    $ 9.92086            0
   01/01/2011 to 12/31/2011.........  $ 9.92086    $ 9.73249            0
   01/01/2012 to 12/31/2012.........  $ 9.73249    $10.83804            0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.09781    $ 6.10266            0
   01/01/2009 to 12/31/2009.........  $ 6.10266    $ 7.04277            0
   01/01/2010 to 12/31/2010.........  $ 7.04277    $ 7.85667            0
   01/01/2011 to 12/31/2011.........  $ 7.85667    $ 7.97378            0
   01/01/2012 to 05/04/2012.........  $ 7.97378    $ 8.65301            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19410    $ 7.28529       34,181
   01/01/2009 to 12/31/2009.........  $ 7.28529    $ 8.80182       32,694
   01/01/2010 to 12/31/2010.........  $ 8.80182    $ 9.68687       32,282
   01/01/2011 to 12/31/2011.........  $ 9.68687    $ 9.37698       27,024
   01/01/2012 to 12/31/2012.........  $ 9.37698    $10.33423       30,337
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99833    $ 9.14427            0
   01/01/2012 to 12/31/2012.........  $ 9.14427    $10.02582            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34515    $ 6.02011            0
   01/01/2009 to 12/31/2009.........  $ 6.02011    $ 6.97614            0
   01/01/2010 to 12/31/2010.........  $ 6.97614    $ 7.68640            0
   01/01/2011 to 12/31/2011.........  $ 7.68640    $ 7.49484            0
   01/01/2012 to 12/31/2012.........  $ 7.49484    $ 8.32802            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98368    $ 6.63191       39,493
   01/01/2009 to 12/31/2009.........  $ 6.63191    $ 8.14461       37,870
   01/01/2010 to 12/31/2010.........  $ 8.14461    $ 9.04836       37,418
   01/01/2011 to 12/31/2011.........  $ 9.04836    $ 8.65150       31,679
   01/01/2012 to 12/31/2012.........  $ 8.65150    $ 9.64050       35,293
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08099    $ 7.32855            0
   01/01/2009 to 12/31/2009.........  $ 7.32855    $ 8.86066            0
   01/01/2010 to 12/31/2010.........  $ 8.86066    $ 9.71730            0
   01/01/2011 to 12/31/2011.........  $ 9.71730    $ 9.34912            0
   01/01/2012 to 12/31/2012.........  $ 9.34912    $10.10267            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.45499    $ 5.95221            0
   01/01/2009 to 12/31/2009.........  $ 5.95221    $ 7.69467            0
   01/01/2010 to 12/31/2010.........  $ 7.69467    $ 9.70334            0
   01/01/2011 to 12/31/2011.........  $ 9.70334    $10.13514            0
   01/01/2012 to 12/31/2012.........  $10.13514    $11.45511            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.66505    $ 8.06573            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.14872    $ 5.58734            0
   01/01/2009 to 12/31/2009.........  $ 5.58734    $ 7.26320            0
   01/01/2010 to 12/31/2010.........  $ 7.26320    $ 9.43359            0
   01/01/2011 to 12/31/2011.........  $ 9.43359    $ 8.03200            0
   01/01/2012 to 12/31/2012.........  $ 8.03200    $ 9.45006            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10350    $ 7.48840        3,694
   01/01/2009 to 12/31/2009.........  $ 7.48840    $ 8.89552        3,516
   01/01/2010 to 12/31/2010.........  $ 8.89552    $ 9.87800        3,419
   01/01/2011 to 12/31/2011.........  $ 9.87800    $ 9.44029        2,138
   01/01/2012 to 12/31/2012.........  $ 9.44029    $10.51136        2,269
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.04705    $ 6.68384            0
   01/01/2009 to 12/31/2009.........  $ 6.68384    $ 8.11147            0
   01/01/2010 to 12/31/2010.........  $ 8.11147    $ 9.09004            0
   01/01/2011 to 12/31/2011.........  $ 9.09004    $ 8.77343            0
   01/01/2012 to 12/31/2012.........  $ 8.77343    $ 9.51100            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19308    $ 6.12822       4,079
   01/01/2009 to 12/31/2009.........  $ 6.12822    $ 7.56470       4,077
   01/01/2010 to 12/31/2010.........  $ 7.56470    $ 8.82241       4,075
   01/01/2011 to 12/31/2011.........  $ 8.82241    $ 8.10790       4,073
   01/01/2012 to 12/31/2012.........  $ 8.10790    $ 8.97108       4,071
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99834    $ 7.46060           0
   01/01/2009 to 11/13/2009.........  $ 7.46060    $ 8.31761           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99833    $10.72145           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17501    $ 6.10331           0
   01/01/2009 to 12/31/2009.........  $ 6.10331    $ 8.07965           0
   01/01/2010 to 12/31/2010.........  $ 8.07965    $ 9.51634           0
   01/01/2011 to 12/31/2011.........  $ 9.51634    $ 8.85532           0
   01/01/2012 to 12/31/2012.........  $ 8.85532    $11.00272           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98328    $ 6.08363           0
   01/01/2009 to 12/31/2009.........  $ 6.08363    $ 8.90595           0
   01/01/2010 to 12/31/2010.........  $ 8.90595    $ 9.62459           0
   01/01/2011 to 12/31/2011.........  $ 9.62459    $ 9.05797           0
   01/01/2012 to 12/31/2012.........  $ 9.05797    $10.62966           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.33831    $ 5.92286           0
   01/01/2009 to 12/31/2009.........  $ 5.92286    $ 6.91739           0
   01/01/2010 to 12/31/2010.........  $ 6.91739    $ 7.65179           0
   01/01/2011 to 12/31/2011.........  $ 7.65179    $ 7.08422           0
   01/01/2012 to 12/31/2012.........  $ 7.08422    $ 8.30676           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32267    $ 6.03967           0
   01/01/2009 to 12/31/2009.........  $ 6.03967    $ 9.29716           0
   01/01/2010 to 12/31/2010.........  $ 9.29716    $10.91632           0
   01/01/2011 to 12/31/2011.........  $10.91632    $10.37857           0
   01/01/2012 to 12/31/2012.........  $10.37857    $12.16413           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03322    $ 7.62675           0
   01/01/2009 to 12/31/2009.........  $ 7.62675    $ 9.47971           0
   01/01/2010 to 12/31/2010.........  $ 9.47971    $11.77554           0
   01/01/2011 to 12/31/2011.........  $11.77554    $11.68924           0
   01/01/2012 to 12/31/2012.........  $11.68924    $13.25089           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.59977    $ 7.66726            0
   01/01/2009 to 12/31/2009.........  $ 7.66726    $10.18418            0
   01/01/2010 to 12/31/2010.........  $10.18418    $11.32643            0
   01/01/2011 to 12/31/2011.........  $11.32643    $11.45106            0
   01/01/2012 to 12/31/2012.........  $11.45106    $12.77713            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08918    $ 7.59707            0
   01/01/2009 to 12/31/2009.........  $ 7.59707    $ 9.18496            0
   01/01/2010 to 12/31/2010.........  $ 9.18496    $10.04404            0
   01/01/2011 to 12/31/2011.........  $10.04404    $ 9.79245            0
   01/01/2012 to 12/31/2012.........  $ 9.79245    $10.56711            0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.49217    $ 5.39052            0
   01/01/2009 to 12/31/2009.........  $ 5.39052    $ 7.14599            0
   01/01/2010 to 12/31/2010.........  $ 7.14599    $ 8.01738            0
   01/01/2011 to 12/31/2011.........  $ 8.01738    $ 6.84083            0
   01/01/2012 to 12/31/2012.........  $ 6.84083    $ 8.06829            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.87627    $ 5.73777            0
   01/01/2009 to 12/31/2009.........  $ 5.73777    $ 7.33715            0
   01/01/2010 to 12/31/2010.........  $ 7.33715    $ 7.98646            0
   01/01/2011 to 12/31/2011.........  $ 7.98646    $ 6.84390            0
   01/01/2012 to 12/31/2012.........  $ 6.84390    $ 7.82451            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02948    $10.76372       15,338
   01/01/2009 to 12/31/2009.........  $10.76372    $11.73945       15,228
   01/01/2010 to 12/31/2010.........  $11.73945    $12.74685       15,123
   01/01/2011 to 12/31/2011.........  $12.74685    $14.04526       21,493
   01/01/2012 to 12/31/2012.........  $14.04526    $15.05618       16,171
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11169    $ 7.12215            0
   01/01/2009 to 12/31/2009.........  $ 7.12215    $ 8.83997            0
   01/01/2010 to 12/31/2010.........  $ 8.83997    $ 9.85897            0
   01/01/2011 to 12/31/2011.........  $ 9.85897    $ 9.60589            0
   01/01/2012 to 12/31/2012.........  $ 9.60589    $10.69089            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.21432    $ 7.81330       4,187
   01/01/2009 to 12/31/2009.........  $ 7.81330    $ 9.34193       4,185
   01/01/2010 to 12/31/2010.........  $ 9.34193    $ 9.82397       4,183
   01/01/2011 to 12/31/2011.........  $ 9.82397    $ 9.64904       4,181
   01/01/2012 to 12/31/2012.........  $ 9.64904    $10.46805       4,179
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08372    $10.28562           0
   01/01/2010 to 12/31/2010.........  $10.28562    $11.21934           0
   01/01/2011 to 12/31/2011.........  $11.21934    $11.06680           0
   01/01/2012 to 12/31/2012.........  $11.06680    $12.49072           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14510    $10.29541           0
   01/01/2010 to 12/31/2010.........  $10.29541    $11.47285           0
   01/01/2011 to 12/31/2011.........  $11.47285    $10.58217           0
   01/01/2012 to 12/31/2012.........  $10.58217    $11.74116           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.05911    $ 5.93225           0
   01/01/2009 to 12/31/2009.........  $ 5.93225    $ 7.89870           0
   01/01/2010 to 12/31/2010.........  $ 7.89870    $ 8.29487           0
   01/01/2011 to 12/31/2011.........  $ 8.29487    $ 7.38440           0
   01/01/2012 to 12/31/2012.........  $ 7.38440    $ 8.82094           0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.14825    $ 5.47298           0
   01/01/2009 to 12/31/2009.........  $ 5.47298    $ 6.40509           0
   01/01/2010 to 12/31/2010.........  $ 6.40509    $ 7.10207           0
   01/01/2011 to 12/31/2011.........  $ 7.10207    $ 6.66818           0
   01/01/2012 to 12/31/2012.........  $ 6.66818    $ 7.63712           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37541    $ 7.80849           0
   01/01/2009 to 12/31/2009.........  $ 7.80849    $10.29913           0
   01/01/2010 to 12/31/2010.........  $10.29913    $11.44587           0
   01/01/2011 to 12/31/2011.........  $11.44587    $12.35676           0
   01/01/2012 to 12/31/2012.........  $12.35676    $12.82574           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.97748    $ 5.96762           0
   01/01/2009 to 12/31/2009.........  $ 5.96762    $ 7.58771           0
   01/01/2010 to 12/31/2010.........  $ 7.58771    $ 8.90369           0
   01/01/2011 to 12/31/2011.........  $ 8.90369    $ 8.64509           0
   01/01/2012 to 12/31/2012.........  $ 8.64509    $ 9.50995           0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16699    $ 6.73798           0
   01/01/2009 to 12/31/2009.........  $ 6.73798    $ 8.68271           0
   01/01/2010 to 12/31/2010.........  $ 8.68271    $ 9.53313           0
   01/01/2011 to 12/31/2011.........  $ 9.53313    $ 9.04886           0
   01/01/2012 to 12/31/2012.........  $ 9.04886    $10.91281           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37125    $ 6.70908         0
   01/01/2009 to 12/31/2009.........  $ 6.70908    $ 8.17193         0
   01/01/2010 to 12/31/2010.........  $ 8.17193    $ 9.03125         0
   01/01/2011 to 12/31/2011.........  $ 9.03125    $ 8.79724         0
   01/01/2012 to 12/31/2012.........  $ 8.79724    $10.09267         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99833    $10.18289         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74190    $ 5.90256         0
   01/01/2009 to 12/31/2009.........  $ 5.90256    $ 8.03284         0
   01/01/2010 to 12/31/2010.........  $ 8.03284    $ 9.72970         0
   01/01/2011 to 12/31/2011.........  $ 9.72970    $ 9.20515         0
   01/01/2012 to 12/31/2012.........  $ 9.20515    $10.68028         0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15610    $10.15986         0
   01/01/2009 to 12/31/2009.........  $10.15986    $ 9.98007         0
   01/01/2010 to 12/31/2010.........  $ 9.98007    $ 9.78178         0
   01/01/2011 to 12/31/2011.........  $ 9.78178    $ 9.58745         0
   01/01/2012 to 12/31/2012.........  $ 9.58745    $ 9.39506         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.64836    $ 5.66381         0
   01/01/2009 to 12/31/2009.........  $ 5.66381    $ 7.80555         0
   01/01/2010 to 12/31/2010.........  $ 7.80555    $ 9.44104         0
   01/01/2011 to 12/31/2011.........  $ 9.44104    $ 9.02150         0
   01/01/2012 to 12/31/2012.........  $ 9.02150    $10.35381         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02824    $10.06433         0
   01/01/2012 to 12/31/2012.........  $10.06433    $10.34202         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.54076    $ 5.83794         0
   01/01/2009 to 12/31/2009.........  $ 5.83794    $ 7.42465         0
   01/01/2010 to 12/31/2010.........  $ 7.42465    $ 9.36168         0
   01/01/2011 to 12/31/2011.........  $ 9.36168    $ 9.32824         0
   01/01/2012 to 12/31/2012.........  $ 9.32824    $10.27209         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14770    $ 6.31826         0
   01/01/2009 to 12/31/2009.........  $ 6.31826    $ 7.58806         0
   01/01/2010 to 12/31/2010.........  $ 7.58806    $ 8.94249         0
   01/01/2011 to 04/29/2011.........  $ 8.94249    $10.01838         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99833    $10.29788         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10108    $ 5.56461         0
   01/01/2009 to 12/31/2009.........  $ 5.56461    $ 9.07937         0
   01/01/2010 to 12/31/2010.........  $ 9.07937    $10.87803         0
   01/01/2011 to 12/31/2011.........  $10.87803    $ 8.49858         0
   01/01/2012 to 12/31/2012.........  $ 8.49858    $ 9.82043         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.50266    $10.23374         0
   01/01/2009 to 12/31/2009.........  $10.23374    $11.05362         0
   01/01/2010 to 12/31/2010.........  $11.05362    $11.25358         0
   01/01/2011 to 12/31/2011.........  $11.25358    $11.27536         0
   01/01/2012 to 12/31/2012.........  $11.27536    $11.56690         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.85614    $10.14131         0
   01/01/2009 to 12/31/2009.........  $10.14131    $11.57959         0
   01/01/2010 to 12/31/2010.........  $11.57959    $12.22242         0
   01/01/2011 to 12/31/2011.........  $12.22242    $12.35763         0
   01/01/2012 to 12/31/2012.........  $12.35763    $13.23741         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.40756    $ 8.26681         0
   01/01/2009 to 12/31/2009.........  $ 8.26681    $ 9.72368         0
   01/01/2010 to 12/31/2010.........  $ 9.72368    $10.53541         0
   01/01/2011 to 12/31/2011.........  $10.53541    $10.42659         0
   01/01/2012 to 12/31/2012.........  $10.42659    $11.27638         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01825    $10.06423         0
   01/01/2012 to 12/31/2012.........  $10.06423    $10.56250         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.28723    $ 5.84517         0
   01/01/2009 to 12/31/2009.........  $ 5.84517    $ 6.97752         0
   01/01/2010 to 12/31/2010.........  $ 6.97752    $ 7.86618         0
   01/01/2011 to 12/31/2011.........  $ 7.86618    $ 7.97470         0
   01/01/2012 to 12/31/2012.........  $ 7.97470    $ 9.28345         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99833    $ 8.87790         0
   01/01/2012 to 12/31/2012.........  $ 8.87790    $ 9.84364         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09917    $ 6.68121         0
   01/01/2009 to 12/31/2009.........  $ 6.68121    $ 8.30455         0
   01/01/2010 to 12/31/2010.........  $ 8.30455    $ 9.30456         0
   01/01/2011 to 12/31/2011.........  $ 9.30456    $ 8.89993         0
   01/01/2012 to 12/31/2012.........  $ 8.89993    $10.10741         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14329    $ 7.11566         0
   01/01/2009 to 12/31/2009.........  $ 7.11566    $ 8.88396         0
   01/01/2010 to 12/31/2010.........  $ 8.88396    $ 9.73371         0
   01/01/2011 to 12/31/2011.........  $ 9.73371    $ 9.21575         0
   01/01/2012 to 12/31/2012.........  $ 9.21575    $10.03587         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.45991    $ 6.27758         0
   01/01/2009 to 12/31/2009.........  $ 6.27758    $ 8.23708         0
   01/01/2010 to 12/31/2010.........  $ 8.23708    $11.01097         0
   01/01/2011 to 12/31/2011.........  $11.01097    $10.68410         0
   01/01/2012 to 12/31/2012.........  $10.68410    $11.74348         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34299    $ 6.50117         0
   01/01/2009 to 12/31/2009.........  $ 6.50117    $ 8.09044         0
   01/01/2010 to 12/31/2010.........  $ 8.09044    $ 9.98848         0
   01/01/2011 to 12/31/2011.........  $ 9.98848    $ 9.20281         0
   01/01/2012 to 12/31/2012.........  $ 9.20281    $10.65498         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.03487    $ 7.39293         0
   01/01/2009 to 12/31/2009.........  $ 7.39293    $ 8.99286         0
   01/01/2010 to 12/31/2010.........  $ 8.99286    $ 9.82856         0
   01/01/2011 to 12/31/2011.........  $ 9.82856    $ 9.82215         0
   01/01/2012 to 12/31/2012.........  $ 9.82215    $10.92322         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.01817    $ 5.39349         0
   01/01/2009 to 12/31/2009.........  $ 5.39349    $ 6.54268         0
   01/01/2010 to 12/31/2010.........  $ 6.54268    $ 7.26021         0
   01/01/2011 to 12/31/2011.........  $ 7.26021    $ 6.99775         0
   01/01/2012 to 12/31/2012.........  $ 6.99775    $ 8.03957         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.99163    $10.12903         0
   01/01/2009 to 12/31/2009.........  $10.12903    $11.12771         0
   01/01/2010 to 12/31/2010.........  $11.12771    $11.53023         0
   01/01/2011 to 12/31/2011.........  $11.53023    $11.76456         0
   01/01/2012 to 12/31/2012.........  $11.76456    $12.12994         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.61138    $ 5.85995         0
   01/01/2009 to 12/31/2009.........  $ 5.85995    $ 8.80681         0
   01/01/2010 to 12/31/2010.........  $ 8.80681    $ 9.99409         0
   01/01/2011 to 12/31/2011.........  $ 9.99409    $ 9.62730         0
   01/01/2012 to 12/31/2012.........  $ 9.62730    $11.09198         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.02884    $ 5.69590         0
   01/01/2009 to 12/31/2009.........  $ 5.69590    $ 8.33567         0
   01/01/2010 to 12/31/2010.........  $ 8.33567    $ 9.83861         0
   01/01/2011 to 12/31/2011.........  $ 9.83861    $ 8.20262         0
   01/01/2012 to 12/31/2012.........  $ 8.20262    $ 8.32806         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74301    $ 5.84493         0
   01/01/2009 to 12/31/2009.........  $ 5.84493    $ 7.35571         0
   01/01/2010 to 12/31/2010.........  $ 7.35571    $ 8.26275         0
   01/01/2011 to 12/31/2011.........  $ 8.26275    $ 7.81701         0
   01/01/2012 to 12/31/2012.........  $ 7.81701    $ 8.50261         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22474    $ 9.26506         0
   01/01/2009 to 12/31/2009.........  $ 9.26506    $10.13453         0
   01/01/2010 to 12/31/2010.........  $10.13453    $10.70508         0
   01/01/2011 to 12/31/2011.........  $10.70508    $11.12207         0
   01/01/2012 to 12/31/2012.........  $11.12207    $11.75382         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07801    $ 6.62654         0
   01/01/2009 to 12/31/2009.........  $ 6.62654    $ 8.44546         0
   01/01/2010 to 12/31/2010.........  $ 8.44546    $ 9.12305         0
   01/01/2011 to 12/31/2011.........  $ 9.12305    $ 8.79046         0
   01/01/2012 to 09/21/2012.........  $ 8.79046    $ 9.82183         0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY (2.15%) OR
                      TRUEACCUMULATION HD 60 BPS (2.15%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09267    $10.41271       35,396
   01/01/2008 to 12/31/2008.........  $10.41271    $ 6.94873       34,874
   01/01/2009 to 12/31/2009.........  $ 6.94873    $ 8.45915       35,623
   01/01/2010 to 12/31/2010.........  $ 8.45915    $ 9.27164       34,344
   01/01/2011 to 12/31/2011.........  $ 9.27164    $ 8.83518       29,529
   01/01/2012 to 12/31/2012.........  $ 8.83518    $ 9.73553       26,034
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11432    $10.46348        4,423
   01/01/2008 to 12/31/2008.........  $10.46348    $ 7.19022       26,254
   01/01/2009 to 12/31/2009.........  $ 7.19022    $ 8.88280       26,597
   01/01/2010 to 12/31/2010.........  $ 8.88280    $ 9.88751       26,810
   01/01/2011 to 12/31/2011.........  $ 9.88751    $ 9.69030       25,465
   01/01/2012 to 12/31/2012.........  $ 9.69030    $10.78050       25,475
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06574    $ 9.54008            0
   01/01/2008 to 12/31/2008.........  $ 9.54008    $ 6.09416            0
   01/01/2009 to 12/31/2009.........  $ 6.09416    $ 7.02608            0
   01/01/2010 to 12/31/2010.........  $ 7.02608    $ 7.83024            0
   01/01/2011 to 12/31/2011.........  $ 7.83024    $ 7.93915            0
   01/01/2012 to 05/04/2012.........  $ 7.93915    $ 8.61251            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07644    $10.42324          809
   01/01/2008 to 12/31/2008.........  $10.42324    $ 7.27505        2,024
   01/01/2009 to 12/31/2009.........  $ 7.27505    $ 8.78087        2,410
   01/01/2010 to 12/31/2010.........  $ 8.78087    $ 9.65440          234
   01/01/2011 to 12/31/2011.........  $ 9.65440    $ 9.33634          167
   01/01/2012 to 12/31/2012.........  $ 9.33634    $10.27939            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99825    $ 9.13828         0
   01/01/2012 to 12/31/2012.........  $ 9.13828    $10.00949         0
AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07750    $ 9.79460         0
   01/01/2008 to 12/31/2008.........  $ 9.79460    $ 6.01165         0
   01/01/2009 to 12/31/2009.........  $ 6.01165    $ 6.95945         0
   01/01/2010 to 12/31/2010.........  $ 6.95945    $ 7.66039         0
   01/01/2011 to 12/31/2011.........  $ 7.66039    $ 7.46234         0
   01/01/2012 to 12/31/2012.........  $ 7.46234    $ 8.28372         0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99883    $ 9.34869         0
   01/01/2010 to 12/31/2010.........  $ 9.34869    $10.11959         0
   01/01/2011 to 12/31/2011.........  $10.11959    $10.86162         0
   01/01/2012 to 12/31/2012.........  $10.86162    $11.07513         0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02960    $12.14003         0
   01/01/2009 to 12/31/2009.........  $12.14003    $11.16508         0
   01/01/2010 to 12/31/2010.........  $11.16508    $12.15234         0
   01/01/2011 to 12/31/2011.........  $12.15234    $13.51223         0
   01/01/2012 to 12/31/2012.........  $13.51223    $13.98313         0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02957    $12.19718         0
   01/01/2009 to 12/31/2009.........  $12.19718    $11.02061         0
   01/01/2010 to 12/31/2010.........  $11.02061    $12.01404         0
   01/01/2011 to 12/31/2011.........  $12.01404    $13.63986         0
   01/01/2012 to 12/31/2012.........  $13.63986    $14.13433         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99883    $ 8.76129         0
   01/01/2010 to 12/31/2010.........  $ 8.76129    $ 9.59251         0
   01/01/2011 to 12/31/2011.........  $ 9.59251    $11.14445         0
   01/01/2012 to 12/31/2012.........  $11.14445    $11.59859         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99767    $10.97378         0
   01/01/2011 to 12/31/2011.........  $10.97378    $12.92378         0
   01/01/2012 to 12/31/2012.........  $12.92378    $13.51044         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99825    $11.98294         0
   01/01/2012 to 12/31/2012.........  $11.98294    $12.41596         0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99767    $10.36624         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11580    $10.39840       13,061
   01/01/2008 to 12/31/2008.........  $10.39840    $ 6.62275       10,121
   01/01/2009 to 12/31/2009.........  $ 6.62275    $ 8.12532       10,262
   01/01/2010 to 12/31/2010.........  $ 8.12532    $ 9.01791        9,912
   01/01/2011 to 12/31/2011.........  $ 9.01791    $ 8.61387        9,358
   01/01/2012 to 12/31/2012.........  $ 8.61387    $ 9.58918        9,523
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08097    $ 7.32374            0
   01/01/2009 to 12/31/2009.........  $ 7.32374    $ 8.84623            0
   01/01/2010 to 12/31/2010.........  $ 8.84623    $ 9.69191            0
   01/01/2011 to 12/31/2011.........  $ 9.69191    $ 9.31555            0
   01/01/2012 to 12/31/2012.........  $ 9.31555    $10.05644            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10554    $ 9.34891            0
   01/01/2008 to 12/31/2008.........  $ 9.34891    $ 5.94381            0
   01/01/2009 to 12/31/2009.........  $ 5.94381    $ 7.67611            0
   01/01/2010 to 12/31/2010.........  $ 7.67611    $ 9.67044            0
   01/01/2011 to 12/31/2011.........  $ 9.67044    $10.09087            0
   01/01/2012 to 12/31/2012.........  $10.09087    $11.39391            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12697    $ 8.81696            0
   01/01/2008 to 07/18/2008.........  $ 8.81696    $ 8.05791            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09487    $10.19469            0
   01/01/2008 to 12/31/2008.........  $10.19469    $ 5.57945            0
   01/01/2009 to 12/31/2009.........  $ 5.57945    $ 7.24578            0
   01/01/2010 to 12/31/2010.........  $ 7.24578    $ 9.40175            0
   01/01/2011 to 12/31/2011.........  $ 9.40175    $ 7.99707            0
   01/01/2012 to 12/31/2012.........  $ 7.99707    $ 9.39959            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10348    $ 7.48351            0
   01/01/2009 to 12/31/2009.........  $ 7.48351    $ 8.88110            0
   01/01/2010 to 12/31/2010.........  $ 8.88110    $ 9.85231            0
   01/01/2011 to 12/31/2011.........  $ 9.85231    $ 9.40654            0
   01/01/2012 to 12/31/2012.........  $ 9.40654    $10.46358            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08850    $10.40739       25,214
   01/01/2008 to 12/31/2008.........  $10.40739    $ 6.67441        3,299
   01/01/2009 to 12/31/2009.........  $ 6.67441    $ 8.09215        4,185
   01/01/2010 to 12/31/2010.........  $ 8.09215    $ 9.05939        4,777
   01/01/2011 to 12/31/2011.........  $ 9.05939    $ 8.73526        3,040
   01/01/2012 to 12/31/2012.........  $ 8.73526    $ 9.46022        4,251

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12415    $10.54390       1,765
   01/01/2008 to 12/31/2008.........  $10.54390    $ 6.11961       1,502
   01/01/2009 to 12/31/2009.........  $ 6.11961    $ 7.54662       1,493
   01/01/2010 to 12/31/2010.........  $ 7.54662    $ 8.79273         931
   01/01/2011 to 12/31/2011.........  $ 8.79273    $ 8.07282       2,291
   01/01/2012 to 12/31/2012.........  $ 8.07282    $ 8.92343         369
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99826    $ 7.45729           0
   01/01/2009 to 11/13/2009.........  $ 7.45729    $ 8.30680           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99825    $10.71426       1,573
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17493    $ 6.10054           0
   01/01/2009 to 12/31/2009.........  $ 6.10054    $ 8.06810           0
   01/01/2010 to 12/31/2010.........  $ 8.06810    $ 9.49352           0
   01/01/2011 to 12/31/2011.........  $ 9.49352    $ 8.82539           0
   01/01/2012 to 12/31/2012.........  $ 8.82539    $10.95482           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13374    $10.38994           0
   01/01/2008 to 12/31/2008.........  $10.38994    $ 6.07511           0
   01/01/2009 to 12/31/2009.........  $ 6.07511    $ 8.88485           0
   01/01/2010 to 12/31/2010.........  $ 8.88485    $ 9.59233           0
   01/01/2011 to 12/31/2011.........  $ 9.59233    $ 9.01882           0
   01/01/2012 to 12/31/2012.........  $ 9.01882    $10.57345           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07325    $10.18694           0
   01/01/2008 to 12/31/2008.........  $10.18694    $ 5.91450           0
   01/01/2009 to 12/31/2009.........  $ 5.91450    $ 6.90084           0
   01/01/2010 to 12/31/2010.........  $ 6.90084    $ 7.62592           0
   01/01/2011 to 12/31/2011.........  $ 7.62592    $ 7.05340           0
   01/01/2012 to 12/31/2012.........  $ 7.05340    $ 8.26243           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12370    $10.40616           0
   01/01/2008 to 12/31/2008.........  $10.40616    $ 6.03125           0
   01/01/2009 to 12/31/2009.........  $ 6.03125    $ 9.27500           0
   01/01/2010 to 12/31/2010.........  $ 9.27500    $10.87959           0
   01/01/2011 to 12/31/2011.........  $10.87959    $10.33352           0
   01/01/2012 to 12/31/2012.........  $10.33352    $12.09945           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03314    $ 7.62330           0
   01/01/2009 to 12/31/2009.........  $ 7.62330    $ 9.46612           0
   01/01/2010 to 12/31/2010.........  $ 9.46612    $11.74715           0
   01/01/2011 to 12/31/2011.........  $11.74715    $11.64964           0
   01/01/2012 to 12/31/2012.........  $11.64964    $13.19294           0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01055    $10.50463           0
   01/01/2008 to 12/31/2008.........  $10.50463    $ 7.65663           0
   01/01/2009 to 12/31/2009.........  $ 7.65663    $10.16011           0
   01/01/2010 to 12/31/2010.........  $10.16011    $11.28870           0
   01/01/2011 to 12/31/2011.........  $11.28870    $11.40173           0
   01/01/2012 to 12/31/2012.........  $11.40173    $12.70955           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08915    $ 7.59215           0
   01/01/2009 to 12/31/2009.........  $ 7.59215    $ 9.16998           0
   01/01/2010 to 12/31/2010.........  $ 9.16998    $10.01776           0
   01/01/2011 to 12/31/2011.........  $10.01776    $ 9.75711           0
   01/01/2012 to 12/31/2012.........  $ 9.75711    $10.51862           0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24160    $11.04912           0
   01/01/2008 to 12/31/2008.........  $11.04912    $ 5.38294           0
   01/01/2009 to 12/31/2009.........  $ 5.38294    $ 7.12895           0
   01/01/2010 to 12/31/2010.........  $ 7.12895    $ 7.99054           0
   01/01/2011 to 12/31/2011.........  $ 7.99054    $ 6.81135           0
   01/01/2012 to 12/31/2012.........  $ 6.81135    $ 8.02550           0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18837    $10.45253           0
   01/01/2008 to 12/31/2008.........  $10.45253    $ 5.72969           0
   01/01/2009 to 12/31/2009.........  $ 5.72969    $ 7.31957           0
   01/01/2010 to 12/31/2010.........  $ 7.31957    $ 7.95947           0
   01/01/2011 to 12/31/2011.........  $ 7.95947    $ 6.81400           0
   01/01/2012 to 12/31/2012.........  $ 6.81400    $ 7.78255           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11166    $ 7.11750           0
   01/01/2009 to 12/31/2009.........  $ 7.11750    $ 8.82554           0
   01/01/2010 to 12/31/2010.........  $ 8.82554    $ 9.83332           0
   01/01/2011 to 12/31/2011.........  $ 9.83332    $ 9.57153           0
   01/01/2012 to 12/31/2012.........  $ 9.57153    $10.64216           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08276    $ 9.67462       2,704
   01/01/2008 to 12/31/2008.........  $ 9.67462    $ 7.80249         611
   01/01/2009 to 12/31/2009.........  $ 7.80249    $ 9.31987       1,290
   01/01/2010 to 12/31/2010.........  $ 9.31987    $ 9.79118       1,396
   01/01/2011 to 12/31/2011.........  $ 9.79118    $ 9.60749       1,098
   01/01/2012 to 12/31/2012.........  $ 9.60749    $10.41286       1,036

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08364    $10.28430         0
   01/01/2010 to 12/31/2010.........  $10.28430    $11.20698         0
   01/01/2011 to 12/31/2011.........  $11.20698    $11.04379         0
   01/01/2012 to 12/31/2012.........  $11.04379    $12.45240         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14502    $10.29407         0
   01/01/2010 to 12/31/2010.........  $10.29407    $11.46010         0
   01/01/2011 to 12/31/2011.........  $11.46010    $10.56011         0
   01/01/2012 to 12/31/2012.........  $10.56011    $11.70522         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18177    $10.32353         0
   01/01/2008 to 12/31/2008.........  $10.32353    $ 5.92402         0
   01/01/2009 to 12/31/2009.........  $ 5.92402    $ 7.87993         0
   01/01/2010 to 12/31/2010.........  $ 7.87993    $ 8.26696         0
   01/01/2011 to 12/31/2011.........  $ 8.26696    $ 7.35236         0
   01/01/2012 to 12/31/2012.........  $ 7.35236    $ 8.77399         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09180    $ 9.54198         0
   01/01/2008 to 12/31/2008.........  $ 9.54198    $ 5.46533         0
   01/01/2009 to 12/31/2009.........  $ 5.46533    $ 6.38973         0
   01/01/2010 to 12/31/2010.........  $ 6.38973    $ 7.07812         0
   01/01/2011 to 12/31/2011.........  $ 7.07812    $ 6.63929         0
   01/01/2012 to 12/31/2012.........  $ 6.63929    $ 7.59667         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00671    $10.37873         0
   01/01/2008 to 12/31/2008.........  $10.37873    $ 7.79764         0
   01/01/2009 to 12/31/2009.........  $ 7.79764    $10.27462         0
   01/01/2010 to 12/31/2010.........  $10.27462    $11.40738         0
   01/01/2011 to 12/31/2011.........  $11.40738    $12.30319         0
   01/01/2012 to 12/31/2012.........  $12.30319    $12.75754         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13276    $10.80537         0
   01/01/2008 to 12/31/2008.........  $10.80537    $ 5.95932         0
   01/01/2009 to 12/31/2009.........  $ 5.95932    $ 7.56979         0
   01/01/2010 to 12/31/2010.........  $ 7.56979    $ 8.87403         0
   01/01/2011 to 12/31/2011.........  $ 8.87403    $ 8.60791         0
   01/01/2012 to 12/31/2012.........  $ 8.60791    $ 9.45978         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15615    $10.41263         0
   01/01/2008 to 12/31/2008.........  $10.41263    $ 6.72847         0
   01/01/2009 to 12/31/2009.........  $ 6.72847    $ 8.66191         0
   01/01/2010 to 12/31/2010.........  $ 8.66191    $ 9.50088         0
   01/01/2011 to 12/31/2011.........  $ 9.50088    $ 9.00948         0
   01/01/2012 to 12/31/2012.........  $ 9.00948    $10.85465         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10825    $10.74455         0
   01/01/2008 to 12/31/2008.........  $10.74455    $ 6.69964         0
   01/01/2009 to 12/31/2009.........  $ 6.69964    $ 8.15236         0
   01/01/2010 to 12/31/2010.........  $ 8.15236    $ 9.00077         0
   01/01/2011 to 12/31/2011.........  $ 9.00077    $ 8.75902         0
   01/01/2012 to 12/31/2012.........  $ 8.75902    $10.03887         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99825    $10.17912         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07724    $ 9.73121         0
   01/01/2008 to 12/31/2008.........  $ 9.73121    $ 5.89420         0
   01/01/2009 to 12/31/2009.........  $ 5.89420    $ 8.01363         0
   01/01/2010 to 12/31/2010.........  $ 8.01363    $ 9.69689         0
   01/01/2011 to 12/31/2011.........  $ 9.69689    $ 9.16512         0
   01/01/2012 to 12/31/2012.........  $ 9.16512    $10.62336         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99957    $10.11017         0
   01/01/2008 to 12/31/2008.........  $10.11017    $10.14553         0
   01/01/2009 to 12/31/2009.........  $10.14553    $ 9.95604         0
   01/01/2010 to 12/31/2010.........  $ 9.95604    $ 9.74848         0
   01/01/2011 to 12/31/2011.........  $ 9.74848    $ 9.54552         0
   01/01/2012 to 12/31/2012.........  $ 9.54552    $ 9.34438         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10437    $10.00617         0
   01/01/2008 to 12/31/2008.........  $10.00617    $ 5.65589         0
   01/01/2009 to 12/31/2009.........  $ 5.65589    $ 7.78700         0
   01/01/2010 to 12/31/2010.........  $ 7.78700    $ 9.40947         0
   01/01/2011 to 12/31/2011.........  $ 9.40947    $ 8.98248         0
   01/01/2012 to 12/31/2012.........  $ 8.98248    $10.29897         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02816    $10.06266         0
   01/01/2012 to 12/31/2012.........  $10.06266    $10.33019         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15803    $10.48169         0
   01/01/2008 to 12/31/2008.........  $10.48169    $ 5.82982         0
   01/01/2009 to 12/31/2009.........  $ 5.82982    $ 7.40693         0
   01/01/2010 to 12/31/2010.........  $ 7.40693    $ 9.33023         0
   01/01/2011 to 12/31/2011.........  $ 9.33023    $ 9.28785         0
   01/01/2012 to 12/31/2012.........  $ 9.28785    $10.21761         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05105    $11.21693            0
   01/01/2008 to 12/31/2008.........  $11.21693    $ 6.30946            0
   01/01/2009 to 12/31/2009.........  $ 6.30946    $ 7.57010            0
   01/01/2010 to 12/31/2010.........  $ 7.57010    $ 8.91259            0
   01/01/2011 to 04/29/2011.........  $ 8.91259    $ 9.98167            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99825    $10.29108            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10100    $ 5.56218            0
   01/01/2009 to 12/31/2009.........  $ 5.56218    $ 9.06661            0
   01/01/2010 to 12/31/2010.........  $ 9.06661    $10.85216            0
   01/01/2011 to 12/31/2011.........  $10.85216    $ 8.47011            0
   01/01/2012 to 12/31/2012.........  $ 8.47011    $ 9.77790            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99825    $10.32414            0
   01/01/2008 to 12/31/2008.........  $10.32414    $10.21940            0
   01/01/2009 to 12/31/2009.........  $10.21940    $11.02749            0
   01/01/2010 to 12/31/2010.........  $11.02749    $11.21599            0
   01/01/2011 to 12/31/2011.........  $11.21599    $11.22678            0
   01/01/2012 to 12/31/2012.........  $11.22678    $11.50570            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98962    $10.58408            0
   01/01/2008 to 12/31/2008.........  $10.58408    $10.12708            0
   01/01/2009 to 12/31/2009.........  $10.12708    $11.55209            0
   01/01/2010 to 12/31/2010.........  $11.55209    $12.18144            0
   01/01/2011 to 12/31/2011.........  $12.18144    $12.30408            0
   01/01/2012 to 12/31/2012.........  $12.30408    $13.16712            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05201    $10.47375          804
   01/01/2008 to 12/31/2008.........  $10.47375    $ 8.25528       13,327
   01/01/2009 to 12/31/2009.........  $ 8.25528    $ 9.70064       15,775
   01/01/2010 to 12/31/2010.........  $ 9.70064    $10.50017       16,929
   01/01/2011 to 12/31/2011.........  $10.50017    $10.38155       15,442
   01/01/2012 to 12/31/2012.........  $10.38155    $11.21664       16,492
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01817    $10.06256            0
   01/01/2012 to 12/31/2012.........  $10.06256    $10.55047            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08294    $ 9.72984            0
   01/01/2008 to 12/31/2008.........  $ 9.72984    $ 5.83700            0
   01/01/2009 to 12/31/2009.........  $ 5.83700    $ 6.96092            0
   01/01/2010 to 12/31/2010.........  $ 6.96092    $ 7.83975            0
   01/01/2011 to 12/31/2011.........  $ 7.83975    $ 7.94013            0
   01/01/2012 to 12/31/2012.........  $ 7.94013    $ 9.23406            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99825    $ 8.87204            0
   01/01/2012 to 12/31/2012.........  $ 8.87204    $ 9.82746            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09915    $ 6.67681            0
   01/01/2009 to 12/31/2009.........  $ 6.67681    $ 8.29110            0
   01/01/2010 to 12/31/2010.........  $ 8.29110    $ 9.28054            0
   01/01/2011 to 12/31/2011.........  $ 9.28054    $ 8.86822            0
   01/01/2012 to 12/31/2012.........  $ 8.86822    $10.06154            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08169    $10.39796          811
   01/01/2008 to 12/31/2008.........  $10.39796    $ 7.10576          133
   01/01/2009 to 12/31/2009.........  $ 7.10576    $ 8.86293          220
   01/01/2010 to 12/31/2010.........  $ 8.86293    $ 9.70116          234
   01/01/2011 to 12/31/2011.........  $ 9.70116    $ 9.17599          169
   01/01/2012 to 12/31/2012.........  $ 9.17599    $ 9.98268            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09635    $ 9.85163            0
   01/01/2008 to 12/31/2008.........  $ 9.85163    $ 6.26870            0
   01/01/2009 to 12/31/2009.........  $ 6.26870    $ 8.21727            0
   01/01/2010 to 12/31/2010.........  $ 8.21727    $10.97365            0
   01/01/2011 to 12/31/2011.........  $10.97365    $10.63756            0
   01/01/2012 to 12/31/2012.........  $10.63756    $11.68095            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09248    $ 9.43584            0
   01/01/2008 to 12/31/2008.........  $ 9.43584    $ 6.49201            0
   01/01/2009 to 12/31/2009.........  $ 6.49201    $ 8.07126            0
   01/01/2010 to 12/31/2010.........  $ 8.07126    $ 9.95506            0
   01/01/2011 to 12/31/2011.........  $ 9.95506    $ 9.16306            0
   01/01/2012 to 12/31/2012.........  $ 9.16306    $10.59856            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06948    $10.18337       35,698
   01/01/2008 to 12/31/2008.........  $10.18337    $ 7.38250       33,725
   01/01/2009 to 12/31/2009.........  $ 7.38250    $ 8.97137       22,587
   01/01/2010 to 12/31/2010.........  $ 8.97137    $ 9.79540       21,665
   01/01/2011 to 12/31/2011.........  $ 9.79540    $ 9.77944       18,155
   01/01/2012 to 12/31/2012.........  $ 9.77944    $10.86506       15,127

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09058    $ 9.46722         0
   01/01/2008 to 12/31/2008.........  $ 9.46722    $ 5.38593         0
   01/01/2009 to 12/31/2009.........  $ 5.38593    $ 6.52707         0
   01/01/2010 to 12/31/2010.........  $ 6.52707    $ 7.23564         0
   01/01/2011 to 12/31/2011.........  $ 7.23564    $ 6.96724         0
   01/01/2012 to 12/31/2012.........  $ 6.96724    $ 7.99669         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00668    $10.59024         0
   01/01/2008 to 12/31/2008.........  $10.59024    $10.11481         0
   01/01/2009 to 12/31/2009.........  $10.11481    $11.10125         0
   01/01/2010 to 12/31/2010.........  $11.10125    $11.49144         0
   01/01/2011 to 12/31/2011.........  $11.49144    $11.71361         0
   01/01/2012 to 12/31/2012.........  $11.71361    $12.06551         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14506    $10.05810         0
   01/01/2008 to 12/31/2008.........  $10.05810    $ 5.85175         0
   01/01/2009 to 12/31/2009.........  $ 5.85175    $ 8.78579         0
   01/01/2010 to 12/31/2010.........  $ 8.78579    $ 9.96050         0
   01/01/2011 to 12/31/2011.........  $ 9.96050    $ 9.58551         0
   01/01/2012 to 12/31/2012.........  $ 9.58551    $11.03296         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18002    $11.61783         0
   01/01/2008 to 12/31/2008.........  $11.61783    $ 5.68800         0
   01/01/2009 to 12/31/2009.........  $ 5.68800    $ 8.31597         0
   01/01/2010 to 12/31/2010.........  $ 8.31597    $ 9.80597         0
   01/01/2011 to 12/31/2011.........  $ 9.80597    $ 8.16751         0
   01/01/2012 to 12/31/2012.........  $ 8.16751    $ 8.28427         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12983    $10.33832         0
   01/01/2008 to 12/31/2008.........  $10.33832    $ 5.83669         0
   01/01/2009 to 12/31/2009.........  $ 5.83669    $ 7.33814         0
   01/01/2010 to 12/31/2010.........  $ 7.33814    $ 8.23489         0
   01/01/2011 to 12/31/2011.........  $ 8.23489    $ 7.78299         0
   01/01/2012 to 12/31/2012.........  $ 7.78299    $ 8.45731         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99825    $ 9.97382         0
   01/01/2008 to 12/31/2008.........  $ 9.97382    $ 9.25500         0
   01/01/2009 to 12/31/2009.........  $ 9.25500    $10.11349         0
   01/01/2010 to 12/31/2010.........  $10.11349    $10.67235         0
   01/01/2011 to 12/31/2011.........  $10.67235    $11.07720         0
   01/01/2012 to 12/31/2012.........  $11.07720    $11.69487         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07798     $6.62214       2,291
   01/01/2009 to 12/31/2009.........  $ 6.62214     $8.43152       3,667
   01/01/2010 to 12/31/2010.........  $ 8.43152     $9.09905       3,255
   01/01/2011 to 12/31/2011.........  $ 9.09905     $8.75870       1,340
   01/01/2012 to 09/21/2012.........  $ 8.75870     $9.77939           0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (2.30%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09255    $10.40617            0
   01/01/2008 to 12/31/2008.........  $10.40617    $ 6.93419        2,998
   01/01/2009 to 12/31/2009.........  $ 6.93419    $ 8.42904            0
   01/01/2010 to 12/31/2010.........  $ 8.42904    $ 9.22519            0
   01/01/2011 to 12/31/2011.........  $ 9.22519    $ 8.77804            0
   01/01/2012 to 12/31/2012.........  $ 8.77804    $ 9.65834            0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11420    $10.45687            0
   01/01/2008 to 12/31/2008.........  $10.45687    $ 7.17504            0
   01/01/2009 to 12/31/2009.........  $ 7.17504    $ 8.85106        1,878
   01/01/2010 to 12/31/2010.........  $ 8.85106    $ 9.83777        1,876
   01/01/2011 to 12/31/2011.........  $ 9.83777    $ 9.62752        1,874
   01/01/2012 to 12/31/2012.........  $ 9.62752    $10.69495        1,872
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06562    $ 9.53406            0
   01/01/2008 to 12/31/2008.........  $ 9.53406    $ 6.08130            0
   01/01/2009 to 12/31/2009.........  $ 6.08130    $ 7.00100            0
   01/01/2010 to 12/31/2010.........  $ 7.00100    $ 7.79090            0
   01/01/2011 to 12/31/2011.........  $ 7.79090    $ 7.88773            0
   01/01/2012 to 05/04/2012.........  $ 7.88773    $ 8.55237            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07632    $10.41669            0
   01/01/2008 to 12/31/2008.........  $10.41669    $ 7.25984            0
   01/01/2009 to 12/31/2009.........  $ 7.25984    $ 8.74980            0
   01/01/2010 to 12/31/2010.........  $ 8.74980    $ 9.60608            0
   01/01/2011 to 12/31/2011.........  $ 9.60608    $ 9.27594            0
   01/01/2012 to 12/31/2012.........  $ 9.27594    $10.19793       27,416

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99813    $ 9.12924            0
   01/01/2012 to 12/31/2012.........  $ 9.12924    $ 9.98478            0
AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07738    $ 9.78845            0
   01/01/2008 to 12/31/2008.........  $ 9.78845    $ 5.99907            0
   01/01/2009 to 12/31/2009.........  $ 5.99907    $ 6.93468            0
   01/01/2010 to 12/31/2010.........  $ 6.93468    $ 7.62200            0
   01/01/2011 to 12/31/2011.........  $ 7.62200    $ 7.41393            0
   01/01/2012 to 12/31/2012.........  $ 7.41393    $ 8.21792            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11568    $10.39176            0
   01/01/2008 to 12/31/2008.........  $10.39176    $ 6.60876       39,251
   01/01/2009 to 12/31/2009.........  $ 6.60876    $ 8.09615       36,365
   01/01/2010 to 12/31/2010.........  $ 8.09615    $ 8.97247       33,933
   01/01/2011 to 12/31/2011.........  $ 8.97247    $ 8.55797       31,699
   01/01/2012 to 12/31/2012.........  $ 8.55797    $ 9.51289            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08093    $ 7.31658            0
   01/01/2009 to 12/31/2009.........  $ 7.31658    $ 8.82455            0
   01/01/2010 to 12/31/2010.........  $ 8.82455    $ 9.65406            0
   01/01/2011 to 12/31/2011.........  $ 9.65406    $ 9.26559            0
   01/01/2012 to 12/31/2012.........  $ 9.26559    $ 9.98785            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10541    $ 9.34300            0
   01/01/2008 to 12/31/2008.........  $ 9.34300    $ 5.93131            0
   01/01/2009 to 12/31/2009.........  $ 5.93131    $ 7.64885            0
   01/01/2010 to 12/31/2010.........  $ 7.64885    $ 9.62208            0
   01/01/2011 to 12/31/2011.........  $ 9.62208    $10.02565            0
   01/01/2012 to 12/31/2012.........  $10.02565    $11.30356            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12685    $ 8.81141            0
   01/01/2008 to 07/18/2008.........  $ 8.81141    $ 8.04645            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09475    $10.18828            0
   01/01/2008 to 12/31/2008.........  $10.18828    $ 5.56771            0
   01/01/2009 to 12/31/2009.........  $ 5.56771    $ 7.21994            0
   01/01/2010 to 12/31/2010.........  $ 7.21994    $ 9.35446            0
   01/01/2011 to 12/31/2011.........  $ 9.35446    $ 7.94511            0
   01/01/2012 to 12/31/2012.........  $ 7.94511    $ 9.32485            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10344    $ 7.47615           0
   01/01/2009 to 12/31/2009.........  $ 7.47615    $ 8.85937           0
   01/01/2010 to 12/31/2010.........  $ 8.85937    $ 9.81382           0
   01/01/2011 to 12/31/2011.........  $ 9.81382    $ 9.35607           0
   01/01/2012 to 12/31/2012.........  $ 9.35607    $10.39210           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08838    $10.40081       3,818
   01/01/2008 to 12/31/2008.........  $10.40081    $ 6.66052       4,581
   01/01/2009 to 12/31/2009.........  $ 6.66052    $ 8.06343       3,269
   01/01/2010 to 12/31/2010.........  $ 8.06343    $ 9.01404       3,002
   01/01/2011 to 12/31/2011.........  $ 9.01404    $ 8.67886       2,763
   01/01/2012 to 12/31/2012.........  $ 8.67886    $ 9.38536       2,525
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12403    $10.53722           0
   01/01/2008 to 12/31/2008.........  $10.53722    $ 6.10680           0
   01/01/2009 to 12/31/2009.........  $ 6.10680    $ 7.51985           0
   01/01/2010 to 12/31/2010.........  $ 7.51985    $ 8.74860           0
   01/01/2011 to 12/31/2011.........  $ 8.74860    $ 8.02042           0
   01/01/2012 to 12/31/2012.........  $ 8.02042    $ 8.85249           0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99814    $ 7.45226           0
   01/01/2009 to 11/13/2009.........  $ 7.45226    $ 8.29066           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99813    $10.70361           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17481    $ 6.09649           0
   01/01/2009 to 12/31/2009.........  $ 6.09649    $ 8.05078           0
   01/01/2010 to 12/31/2010.........  $ 8.05078    $ 9.45927           0
   01/01/2011 to 12/31/2011.........  $ 9.45927    $ 8.78060           0
   01/01/2012 to 12/31/2012.........  $ 8.78060    $10.88313           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13362    $10.38345           0
   01/01/2008 to 12/31/2008.........  $10.38345    $ 6.06233           0
   01/01/2009 to 12/31/2009.........  $ 6.06233    $ 8.85314           0
   01/01/2010 to 12/31/2010.........  $ 8.85314    $ 9.54416           0
   01/01/2011 to 12/31/2011.........  $ 9.54416    $ 8.96037           0
   01/01/2012 to 12/31/2012.........  $ 8.96037    $10.48933           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07313    $10.18050           0
   01/01/2008 to 12/31/2008.........  $10.18050    $ 5.90204           0
   01/01/2009 to 12/31/2009.........  $ 5.90204    $ 6.87620           0
   01/01/2010 to 12/31/2010.........  $ 6.87620    $ 7.58756           0
   01/01/2011 to 12/31/2011.........  $ 7.58756    $ 7.00767           0
   01/01/2012 to 12/31/2012.........  $ 7.00767    $ 8.19683           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12358    $10.39958         0
   01/01/2008 to 12/31/2008.........  $10.39958    $ 6.01856         0
   01/01/2009 to 12/31/2009.........  $ 6.01856    $ 9.24189         0
   01/01/2010 to 12/31/2010.........  $ 9.24189    $10.82478         0
   01/01/2011 to 12/31/2011.........  $10.82478    $10.26633         0
   01/01/2012 to 12/31/2012.........  $10.26633    $12.00309         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03302    $ 7.61828         0
   01/01/2009 to 12/31/2009.........  $ 7.61828    $ 9.44603         0
   01/01/2010 to 12/31/2010.........  $ 9.44603    $11.70488         0
   01/01/2011 to 12/31/2011.........  $11.70488    $11.59068         0
   01/01/2012 to 12/31/2012.........  $11.59068    $13.10695         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01043    $10.49801         0
   01/01/2008 to 12/31/2008.........  $10.49801    $ 7.64054         0
   01/01/2009 to 12/31/2009.........  $ 7.64054    $10.12384         0
   01/01/2010 to 12/31/2010.........  $10.12384    $11.23190         0
   01/01/2011 to 12/31/2011.........  $11.23190    $11.32784         0
   01/01/2012 to 12/31/2012.........  $11.32784    $12.60864         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08911    $ 7.58467         0
   01/01/2009 to 12/31/2009.........  $ 7.58467    $ 9.14747         0
   01/01/2010 to 12/31/2010.........  $ 9.14747    $ 9.97866         0
   01/01/2011 to 12/31/2011.........  $ 9.97866    $ 9.70492         0
   01/01/2012 to 12/31/2012.........  $ 9.70492    $10.44704         0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24148    $11.04216         0
   01/01/2008 to 12/31/2008.........  $11.04216    $ 5.37160         0
   01/01/2009 to 12/31/2009.........  $ 5.37160    $ 7.10356         0
   01/01/2010 to 12/31/2010.........  $ 7.10356    $ 7.95038         0
   01/01/2011 to 12/31/2011.........  $ 7.95038    $ 6.76716         0
   01/01/2012 to 12/31/2012.........  $ 6.76716    $ 7.96179         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18824    $10.44595         0
   01/01/2008 to 12/31/2008.........  $10.44595    $ 5.71766         0
   01/01/2009 to 12/31/2009.........  $ 5.71766    $ 7.29345         0
   01/01/2010 to 12/31/2010.........  $ 7.29345    $ 7.91949         0
   01/01/2011 to 12/31/2011.........  $ 7.91949    $ 6.76988         0
   01/01/2012 to 12/31/2012.........  $ 6.76988    $ 7.72074         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   01/01/2009 to 12/31/2009.........  $10.00000    $10.83235           0
   01/01/2010 to 12/31/2010.........  $10.83235    $11.73319           0
   01/01/2011 to 12/31/2011.........  $11.73319    $12.89680           0
   01/01/2012 to 12/31/2012.........  $12.89680    $13.79119           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11162    $ 7.11050           0
   01/01/2009 to 12/31/2009.........  $ 7.11050    $ 8.80378           0
   01/01/2010 to 12/31/2010.........  $ 8.80378    $ 9.79464           0
   01/01/2011 to 12/31/2011.........  $ 9.79464    $ 9.51996           0
   01/01/2012 to 12/31/2012.........  $ 9.51996    $10.56929           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08264    $ 9.66846           0
   01/01/2008 to 12/31/2008.........  $ 9.66846    $ 7.78606           0
   01/01/2009 to 12/31/2009.........  $ 7.78606    $ 9.28661       1,819
   01/01/2010 to 12/31/2010.........  $ 9.28661    $ 9.74184       1,817
   01/01/2011 to 12/31/2011.........  $ 9.74184    $ 9.54506       1,815
   01/01/2012 to 12/31/2012.........  $ 9.54506    $10.32995       1,813
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08352    $10.28232           0
   01/01/2010 to 12/31/2010.........  $10.28232    $11.18824           0
   01/01/2011 to 12/31/2011.........  $11.18824    $11.00912           0
   01/01/2012 to 12/31/2012.........  $11.00912    $12.39505           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14490    $10.29212           0
   01/01/2010 to 12/31/2010.........  $10.29212    $11.44115           0
   01/01/2011 to 12/31/2011.........  $11.44115    $10.52721           0
   01/01/2012 to 12/31/2012.........  $10.52721    $11.65146           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18165    $10.31691           0
   01/01/2008 to 12/31/2008.........  $10.31691    $ 5.91147           0
   01/01/2009 to 12/31/2009.........  $ 5.91147    $ 7.85183           0
   01/01/2010 to 12/31/2010.........  $ 7.85183    $ 8.22542           0
   01/01/2011 to 12/31/2011.........  $ 8.22542    $ 7.30477           0
   01/01/2012 to 12/31/2012.........  $ 7.30477    $ 8.70441           0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09168    $ 9.53594           0
   01/01/2008 to 12/31/2008.........  $ 9.53594    $ 5.45377           0
   01/01/2009 to 12/31/2009.........  $ 5.45377    $ 6.36697           0
   01/01/2010 to 12/31/2010.........  $ 6.36697    $ 7.04275           0
   01/01/2011 to 12/31/2011.........  $ 7.04275    $ 6.59641           0
   01/01/2012 to 12/31/2012.........  $ 6.59641    $ 7.53638           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00659    $10.37218         0
   01/01/2008 to 12/31/2008.........  $10.37218    $ 7.78124         0
   01/01/2009 to 12/31/2009.........  $ 7.78124    $10.23808         0
   01/01/2010 to 12/31/2010.........  $10.23808    $11.35019         0
   01/01/2011 to 12/31/2011.........  $11.35019    $12.22360         0
   01/01/2012 to 12/31/2012.........  $12.22360    $12.65644         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13264    $10.79851         0
   01/01/2008 to 12/31/2008.........  $10.79851    $ 5.94678         0
   01/01/2009 to 12/31/2009.........  $ 5.94678    $ 7.54279         0
   01/01/2010 to 12/31/2010.........  $ 7.54279    $ 8.82931         0
   01/01/2011 to 12/31/2011.........  $ 8.82931    $ 8.55196         0
   01/01/2012 to 12/31/2012.........  $ 8.55196    $ 9.38441         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15603    $10.40607         0
   01/01/2008 to 12/31/2008.........  $10.40607    $ 6.71434         0
   01/01/2009 to 12/31/2009.........  $ 6.71434    $ 8.63106         0
   01/01/2010 to 12/31/2010.........  $ 8.63106    $ 9.45324         0
   01/01/2011 to 12/31/2011.........  $ 9.45324    $ 8.95124         0
   01/01/2012 to 12/31/2012.........  $ 8.95124    $10.76865         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10813    $10.73777         0
   01/01/2008 to 12/31/2008.........  $10.73777    $ 6.68559         0
   01/01/2009 to 12/31/2009.........  $ 6.68559    $ 8.12328         0
   01/01/2010 to 12/31/2010.........  $ 8.12328    $ 8.95553         0
   01/01/2011 to 12/31/2011.........  $ 8.95553    $ 8.70218         0
   01/01/2012 to 12/31/2012.........  $ 8.70218    $ 9.95910         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99813    $10.17359         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07712    $ 9.72510         0
   01/01/2008 to 12/31/2008.........  $ 9.72510    $ 5.88192         0
   01/01/2009 to 12/31/2009.........  $ 5.88192    $ 7.98530         0
   01/01/2010 to 12/31/2010.........  $ 7.98530    $ 9.64843         0
   01/01/2011 to 12/31/2011.........  $ 9.64843    $ 9.10597         0
   01/01/2012 to 12/31/2012.........  $ 9.10597    $10.53932         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99945    $10.10381         0
   01/01/2008 to 12/31/2008.........  $10.10381    $10.12434         0
   01/01/2009 to 12/31/2009.........  $10.12434    $ 9.92051         0
   01/01/2010 to 12/31/2010.........  $ 9.92051    $ 9.69962         0
   01/01/2011 to 12/31/2011.........  $ 9.69962    $ 9.48362         0
   01/01/2012 to 12/31/2012.........  $ 9.48362    $ 9.27056         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10425    $ 9.99980         0
   01/01/2008 to 12/31/2008.........  $ 9.99980    $ 5.64402         0
   01/01/2009 to 12/31/2009.........  $ 5.64402    $ 7.75926         0
   01/01/2010 to 12/31/2010.........  $ 7.75926    $ 9.36222         0
   01/01/2011 to 12/31/2011.........  $ 9.36222    $ 8.92438         0
   01/01/2012 to 12/31/2012.........  $ 8.92438    $10.21725         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02804    $10.06014         0
   01/01/2012 to 12/31/2012.........  $10.06014    $10.31252         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15791    $10.47505         0
   01/01/2008 to 12/31/2008.........  $10.47505    $ 5.81757         0
   01/01/2009 to 12/31/2009.........  $ 5.81757    $ 7.38062         0
   01/01/2010 to 12/31/2010.........  $ 7.38062    $ 9.28346         0
   01/01/2011 to 12/31/2011.........  $ 9.28346    $ 9.22775         0
   01/01/2012 to 12/31/2012.........  $ 9.22775    $10.13647         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05093    $11.20984         0
   01/01/2008 to 12/31/2008.........  $11.20984    $ 6.29623         0
   01/01/2009 to 12/31/2009.........  $ 6.29623    $ 7.54307         0
   01/01/2010 to 12/31/2010.........  $ 7.54307    $ 8.86776         0
   01/01/2011 to 04/29/2011.........  $ 8.86776    $ 9.92672         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99813    $10.28083         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10088    $ 5.55845         0
   01/01/2009 to 12/31/2009.........  $ 5.55845    $ 9.04724         0
   01/01/2010 to 12/31/2010.........  $ 9.04724    $10.81315         0
   01/01/2011 to 12/31/2011.........  $10.81315    $ 8.42720         0
   01/01/2012 to 12/31/2012.........  $ 8.42720    $ 9.71407         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99813    $10.31757         0
   01/01/2008 to 12/31/2008.........  $10.31757    $10.19792         0
   01/01/2009 to 12/31/2009.........  $10.19792    $10.98807         0
   01/01/2010 to 12/31/2010.........  $10.98807    $11.15954         0
   01/01/2011 to 12/31/2011.........  $11.15954    $11.15386         0
   01/01/2012 to 12/31/2012.........  $11.15386    $11.41412         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98950    $10.57739         0
   01/01/2008 to 12/31/2008.........  $10.57739    $10.10583         0
   01/01/2009 to 12/31/2009.........  $10.10583    $11.51084         0
   01/01/2010 to 12/31/2010.........  $11.51084    $12.12007         0
   01/01/2011 to 12/31/2011.........  $12.12007    $12.22416         0
   01/01/2012 to 12/31/2012.........  $12.22416    $13.06239         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05189    $10.46713         0
   01/01/2008 to 12/31/2008.........  $10.46713    $ 8.23789         0
   01/01/2009 to 12/31/2009.........  $ 8.23789    $ 9.66599         0
   01/01/2010 to 12/31/2010.........  $ 9.66599    $10.44729         0
   01/01/2011 to 12/31/2011.........  $10.44729    $10.31420         0
   01/01/2012 to 12/31/2012.........  $10.31420    $11.12753         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01805    $10.06000         0
   01/01/2012 to 12/31/2012.........  $10.06000    $10.53221         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08282    $ 9.72365         0
   01/01/2008 to 12/31/2008.........  $ 9.72365    $ 5.82477         0
   01/01/2009 to 12/31/2009.........  $ 5.82477    $ 6.93611         0
   01/01/2010 to 12/31/2010.........  $ 6.93611    $ 7.80035         0
   01/01/2011 to 12/31/2011.........  $ 7.80035    $ 7.88863         0
   01/01/2012 to 12/31/2012.........  $ 7.88863    $ 9.16074         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99813    $ 8.86330         0
   01/01/2012 to 12/31/2012.........  $ 8.86330    $ 9.80328         0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09911    $ 6.67026         0
   01/01/2009 to 12/31/2009.........  $ 6.67026    $ 8.27074         0
   01/01/2010 to 12/31/2010.........  $ 8.27074    $ 9.24411         0
   01/01/2011 to 12/31/2011.........  $ 9.24411    $ 8.82049         0
   01/01/2012 to 12/31/2012.........  $ 8.82049    $ 9.99268         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08157    $10.39129         0
   01/01/2008 to 12/31/2008.........  $10.39129    $ 7.09074         0
   01/01/2009 to 12/31/2009.........  $ 7.09074    $ 8.83111         0
   01/01/2010 to 12/31/2010.........  $ 8.83111    $ 9.65207         0
   01/01/2011 to 12/31/2011.........  $ 9.65207    $ 9.11620         0
   01/01/2012 to 12/31/2012.........  $ 9.11620    $ 9.90307         0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09623    $ 9.84545         0
   01/01/2008 to 12/31/2008.........  $ 9.84545    $ 6.25555         0
   01/01/2009 to 12/31/2009.........  $ 6.25555    $ 8.18814         0
   01/01/2010 to 12/31/2010.........  $ 8.18814    $10.91881         0
   01/01/2011 to 12/31/2011.........  $10.91881    $10.56883         0
   01/01/2012 to 12/31/2012.........  $10.56883    $11.58829         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09236    $ 9.42983         0
   01/01/2008 to 12/31/2008.........  $ 9.42983    $ 6.47833         0
   01/01/2009 to 12/31/2009.........  $ 6.47833    $ 8.04226         0
   01/01/2010 to 12/31/2010.........  $ 8.04226    $ 9.90483         0
   01/01/2011 to 12/31/2011.........  $ 9.90483    $ 9.10347         0
   01/01/2012 to 12/31/2012.........  $ 9.10347    $10.51418         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06936    $10.17690         0
   01/01/2008 to 12/31/2008.........  $10.17690    $ 7.36698         0
   01/01/2009 to 12/31/2009.........  $ 7.36698    $ 8.93948         0
   01/01/2010 to 12/31/2010.........  $ 8.93948    $ 9.74625         0
   01/01/2011 to 12/31/2011.........  $ 9.74625    $ 9.71612         0
   01/01/2012 to 12/31/2012.........  $ 9.71612    $10.77872         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09046    $ 9.46133         0
   01/01/2008 to 12/31/2008.........  $ 9.46133    $ 5.37455         0
   01/01/2009 to 12/31/2009.........  $ 5.37455    $ 6.50369         0
   01/01/2010 to 12/31/2010.........  $ 6.50369    $ 7.19941         0
   01/01/2011 to 12/31/2011.........  $ 7.19941    $ 6.92217         0
   01/01/2012 to 12/31/2012.........  $ 6.92217    $ 7.93333         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00656    $10.58352         0
   01/01/2008 to 12/31/2008.........  $10.58352    $10.09357         0
   01/01/2009 to 12/31/2009.........  $10.09357    $11.06172         0
   01/01/2010 to 12/31/2010.........  $11.06172    $11.43374         0
   01/01/2011 to 12/31/2011.........  $11.43374    $11.63767         0
   01/01/2012 to 12/31/2012.........  $11.63767    $11.96951         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14494    $10.05174         0
   01/01/2008 to 12/31/2008.........  $10.05174    $ 5.83949         0
   01/01/2009 to 12/31/2009.........  $ 5.83949    $ 8.75462         0
   01/01/2010 to 12/31/2010.........  $ 8.75462    $ 9.91060         0
   01/01/2011 to 12/31/2011.........  $ 9.91060    $ 9.52354         0
   01/01/2012 to 12/31/2012.........  $ 9.52354    $10.94552         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.17990    $11.61041         0
   01/01/2008 to 12/31/2008.........  $11.61041    $ 5.67597         0
   01/01/2009 to 12/31/2009.........  $ 5.67597    $ 8.28615         0
   01/01/2010 to 12/31/2010.........  $ 8.28615    $ 9.75631         0
   01/01/2011 to 12/31/2011.........  $ 9.75631    $ 8.11414         0
   01/01/2012 to 12/31/2012.........  $ 8.11414    $ 8.21809         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12971    $10.33183           0
   01/01/2008 to 12/31/2008.........  $10.33183    $ 5.82442           0
   01/01/2009 to 12/31/2009.........  $ 5.82442    $ 7.31205           0
   01/01/2010 to 12/31/2010.........  $ 7.31205    $ 8.19375           0
   01/01/2011 to 12/31/2011.........  $ 8.19375    $ 7.73276           0
   01/01/2012 to 12/31/2012.........  $ 7.73276    $ 8.39038           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99813    $ 9.97203           0
   01/01/2008 to 12/31/2008.........  $ 9.97203    $ 9.23974           0
   01/01/2009 to 12/31/2009.........  $ 9.23974    $10.08210           0
   01/01/2010 to 12/31/2010.........  $10.08210    $10.62366           0
   01/01/2011 to 12/31/2011.........  $10.62366    $11.01053           0
   01/01/2012 to 12/31/2012.........  $11.01053    $11.60744           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07794    $ 6.61561       1,317
   01/01/2009 to 12/31/2009.........  $ 6.61561    $ 8.41089       1,312
   01/01/2010 to 12/31/2010.........  $ 8.41089    $ 9.06354           0
   01/01/2011 to 12/31/2011.........  $ 9.06354    $ 8.71179           0
   01/01/2012 to 09/21/2012.........  $ 8.71179    $ 9.71667           0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.35%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $6.91946    $ 8.41901           0
   01/01/2010 to 12/31/2010.........   $8.41901    $ 9.20967           0
   01/01/2011 to 12/31/2011.........   $9.20967    $ 8.75896           0
   01/01/2012 to 12/31/2012.........   $8.75896    $ 9.63259           0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........   $7.15949    $ 8.84062           0
   01/01/2010 to 12/31/2010.........   $8.84062    $ 9.82127           0
   01/01/2011 to 12/31/2011.........   $9.82127    $ 9.60650           0
   01/01/2012 to 12/31/2012.........   $9.60650    $10.66627           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.66286    $ 6.99273           0
   01/01/2010 to 12/31/2010.........   $6.99273    $ 7.77801           0
   01/01/2011 to 12/31/2011.........   $7.77801    $ 7.87082           0
   01/01/2012 to 05/04/2012.........   $7.87082    $ 8.53260           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $7.28614    $ 8.73905       1,252
   01/01/2010 to 12/31/2010.........   $8.73905    $ 9.58957         641
   01/01/2011 to 12/31/2011.........   $9.58957    $ 9.25563         590
   01/01/2012 to 12/31/2012.........   $9.25563    $10.17057         634
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........   $9.99809    $ 9.12624           0
   01/01/2012 to 12/31/2012.........   $9.12624    $ 9.97672           0
AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.49158    $ 6.92638           0
   01/01/2010 to 12/31/2010.........   $6.92638    $ 7.60913           0
   01/01/2011 to 12/31/2011.........   $7.60913    $ 7.39785           0
   01/01/2012 to 12/31/2012.........   $7.39785    $ 8.19610           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009.........  $ 9.66525    $ 9.33046           0
   01/01/2010 to 12/31/2010.........  $ 9.33046    $10.08006           0
   01/01/2011 to 12/31/2011.........  $10.08006    $10.79797           0
   01/01/2012 to 12/31/2012.........  $10.79797    $10.98848           0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009.........  $11.43144    $11.12864           0
   01/01/2010 to 12/31/2010.........  $11.12864    $12.08900           0
   01/01/2011 to 12/31/2011.........  $12.08900    $13.41541           0
   01/01/2012 to 12/31/2012.........  $13.41541    $13.85564           0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009.........  $11.38071    $10.98465           0
   01/01/2010 to 12/31/2010.........  $10.98465    $11.95143           0
   01/01/2011 to 12/31/2011.........  $11.95143    $13.54226           0
   01/01/2012 to 12/31/2012.........  $13.54226    $14.00555           0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009.........  $ 9.35760    $ 8.74417           0
   01/01/2010 to 12/31/2010.........  $ 8.74417    $ 9.55502           0
   01/01/2011 to 12/31/2011.........  $ 9.55502    $11.07928           0
   01/01/2012 to 12/31/2012.........  $11.07928    $11.50814           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99745    $10.95233       1,256
   01/01/2011 to 12/31/2011.........  $10.95233    $12.87327           0
   01/01/2012 to 12/31/2012.........  $12.87327    $13.43133           0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99809    $11.95968       1,411
   01/01/2012 to 12/31/2012.........  $11.95968    $12.36741       1,336
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99746    $10.34594           0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.60503    $ 8.08658           0
   01/01/2010 to 12/31/2010.........  $ 8.08658    $ 8.95750           0
   01/01/2011 to 12/31/2011.........  $ 8.95750    $ 8.53947           0
   01/01/2012 to 12/31/2012.........  $ 8.53947    $ 9.48766           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.42730    $ 8.81729         922
   01/01/2010 to 12/31/2010.........  $ 8.81729    $ 9.64125         472
   01/01/2011 to 12/31/2011.........  $ 9.64125    $ 9.24880         435
   01/01/2012 to 12/31/2012.........  $ 9.24880    $ 9.96486         467

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.06983    $ 7.63973           0
   01/01/2010 to 12/31/2010.........  $ 7.63973    $ 9.60577           0
   01/01/2011 to 12/31/2011.........  $ 9.60577    $10.00379           0
   01/01/2012 to 12/31/2012.........  $10.00379    $11.27350           0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.55216    $ 7.21128           0
   01/01/2010 to 12/31/2010.........  $ 7.21128    $ 9.33864           0
   01/01/2011 to 12/31/2011.........  $ 9.33864    $ 7.92780           0
   01/01/2012 to 12/31/2012.........  $ 7.92780    $ 9.30000           0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.42625    $ 8.85204           0
   01/01/2010 to 12/31/2010.........  $ 8.85204    $ 9.80083           0
   01/01/2011 to 12/31/2011.........  $ 9.80083    $ 9.33910           0
   01/01/2012 to 12/31/2012.........  $ 9.33910    $10.36817           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.56836    $ 8.05364       1,077
   01/01/2010 to 12/31/2010.........  $ 8.05364    $ 8.99876         551
   01/01/2011 to 12/31/2011.........  $ 8.99876    $ 8.65983         508
   01/01/2012 to 12/31/2012.........  $ 8.65983    $ 9.36023         546
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.17903    $ 7.51087           0
   01/01/2010 to 12/31/2010.........  $ 7.51087    $ 8.73399           0
   01/01/2011 to 12/31/2011.........  $ 8.73399    $ 8.00320           0
   01/01/2012 to 12/31/2012.........  $ 8.00320    $ 8.82911           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99809    $10.70005           0
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.70102    $ 8.04522           0
   01/01/2010 to 12/31/2010.........  $ 8.04522    $ 9.44815           0
   01/01/2011 to 12/31/2011.........  $ 9.44815    $ 8.76602           0
   01/01/2012 to 12/31/2012.........  $ 8.76602    $10.85976           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.93004    $ 8.84254           0
   01/01/2010 to 12/31/2010.........  $ 8.84254    $ 9.52813           0
   01/01/2011 to 12/31/2011.........  $ 9.52813    $ 8.94099           0
   01/01/2012 to 12/31/2012.........  $ 8.94099    $10.46153           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.70647    $ 6.86791         0
   01/01/2010 to 12/31/2010.........  $ 6.86791    $ 7.57471         0
   01/01/2011 to 12/31/2011.........  $ 7.57471    $ 6.99241         0
   01/01/2012 to 12/31/2012.........  $ 6.99241    $ 8.17492         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.89718    $ 9.23099         0
   01/01/2010 to 12/31/2010.........  $ 9.23099    $10.80694         0
   01/01/2011 to 12/31/2011.........  $10.80694    $10.24435         0
   01/01/2012 to 12/31/2012.........  $10.24435    $11.97156         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.37505    $ 9.43936         0
   01/01/2010 to 12/31/2010.........  $ 9.43936    $11.69095         0
   01/01/2011 to 12/31/2011.........  $11.69095    $11.57124         0
   01/01/2012 to 12/31/2012.........  $11.57124    $13.07848         0
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.10549    $10.11187         0
   01/01/2010 to 12/31/2010.........  $10.11187    $11.21315         0
   01/01/2011 to 12/31/2011.........  $11.21315    $11.30334         0
   01/01/2012 to 12/31/2012.........  $11.30334    $12.57516         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.73818    $ 9.14005         0
   01/01/2010 to 12/31/2010.........  $ 9.14005    $ 9.96566         0
   01/01/2011 to 12/31/2011.........  $ 9.96566    $ 9.68750         0
   01/01/2012 to 12/31/2012.........  $ 9.68750    $10.42313         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.43137    $ 7.09511         0
   01/01/2010 to 12/31/2010.........  $ 7.09511    $ 7.93701         0
   01/01/2011 to 12/31/2011.........  $ 7.93701    $ 6.75250         0
   01/01/2012 to 12/31/2012.........  $ 6.75250    $ 7.94067         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.63409    $ 7.28482         0
   01/01/2010 to 12/31/2010.........  $ 7.28482    $ 7.90617         0
   01/01/2011 to 12/31/2011.........  $ 7.90617    $ 6.75513         0
   01/01/2012 to 12/31/2012.........  $ 6.75513    $ 7.70015         0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009........  $ 9.98123    $10.82874         0
   01/01/2010 to 12/31/2010.........  $10.82874    $11.72359         0
   01/01/2011 to 12/31/2011.........  $11.72359    $12.88004         0
   01/01/2012 to 12/31/2012.........  $12.88004    $13.76638         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.22291    $ 8.79659         0
   01/01/2010 to 12/31/2010.........  $ 8.79659    $ 9.78186         0
   01/01/2011 to 12/31/2011.........  $ 9.78186    $ 9.50290         0
   01/01/2012 to 12/31/2012.........  $ 9.50290    $10.54522         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.02637    $ 9.27562         0
   01/01/2010 to 12/31/2010.........  $ 9.27562    $ 9.72566         0
   01/01/2011 to 12/31/2011.........  $ 9.72566    $ 9.52449         0
   01/01/2012 to 12/31/2012.........  $ 9.52449    $10.30268         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08348    $10.28166         0
   01/01/2010 to 12/31/2010.........  $10.28166    $11.18209         0
   01/01/2011 to 12/31/2011.........  $11.18209    $10.99770         0
   01/01/2012 to 12/31/2012.........  $10.99770    $12.37621         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14486    $10.29146         0
   01/01/2010 to 12/31/2010.........  $10.29146    $11.43481         0
   01/01/2011 to 12/31/2011.........  $11.43481    $10.51624         0
   01/01/2012 to 12/31/2012.........  $10.51624    $11.63370         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.85397    $ 7.84259         0
   01/01/2010 to 12/31/2010.........  $ 7.84259    $ 8.21171         0
   01/01/2011 to 12/31/2011.........  $ 8.21171    $ 7.28888         0
   01/01/2012 to 12/31/2012.........  $ 7.28888    $ 8.68125         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.03357    $ 6.35937         0
   01/01/2010 to 12/31/2010.........  $ 6.35937    $ 7.03076         0
   01/01/2011 to 12/31/2011.........  $ 7.03076    $ 6.58186         0
   01/01/2012 to 12/31/2012.........  $ 6.58186    $ 7.51607         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.50415    $10.22579         0
   01/01/2010 to 12/31/2010.........  $10.22579    $11.33096         0
   01/01/2011 to 12/31/2011.........  $11.33096    $12.19693         0
   01/01/2012 to 12/31/2012.........  $12.19693    $12.62272         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.93867    $ 7.53376         0
   01/01/2010 to 12/31/2010.........  $ 7.53376    $ 8.81447         0
   01/01/2011 to 12/31/2011.........  $ 8.81447    $ 8.53343         0
   01/01/2012 to 12/31/2012.........  $ 8.53343    $ 9.35953         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.50700    $ 8.62094         0
   01/01/2010 to 12/31/2010.........  $ 8.62094    $ 9.43754         0
   01/01/2011 to 12/31/2011.........  $ 9.43754    $ 8.93200         0
   01/01/2012 to 12/31/2012.........  $ 8.93200    $10.74020         0
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.70627    $ 8.11370         0
   01/01/2010 to 12/31/2010.........  $ 8.11370    $ 8.94066         0
   01/01/2011 to 12/31/2011.........  $ 8.94066    $ 8.68354         0
   01/01/2012 to 12/31/2012.........  $ 8.68354    $ 9.93283         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99809    $10.17170         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.02882    $ 7.97555         0
   01/01/2010 to 12/31/2010.........  $ 7.97555    $ 9.63188         0
   01/01/2011 to 12/31/2011.........  $ 9.63188    $ 9.08589         0
   01/01/2012 to 12/31/2012.........  $ 9.08589    $10.51085         0
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.05788    $ 9.90902         0
   01/01/2010 to 12/31/2010.........  $ 9.90902    $ 9.68355         0
   01/01/2011 to 12/31/2011.........  $ 9.68355    $ 9.46336         0
   01/01/2012 to 12/31/2012.........  $ 9.46336    $ 9.24628         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.73287    $ 7.74993         0
   01/01/2010 to 12/31/2010.........  $ 7.74993    $ 9.34633         0
   01/01/2011 to 12/31/2011.........  $ 9.34633    $ 8.90497         0
   01/01/2012 to 12/31/2012.........  $ 8.90497    $10.19003         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02800    $10.05926         0
   01/01/2012 to 12/31/2012.........  $10.05926    $10.30635         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.95800    $ 7.37175         0
   01/01/2010 to 12/31/2010.........  $ 7.37175    $ 9.26770         0
   01/01/2011 to 12/31/2011.........  $ 9.26770    $ 9.20769         0
   01/01/2012 to 12/31/2012.........  $ 9.20769    $10.10948         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.21274    $ 7.53408         0
   01/01/2010 to 12/31/2010.........  $ 7.53408    $ 8.85289         0
   01/01/2011 to 04/29/2011.........  $ 8.85289    $ 9.90856         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99809    $10.27738         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.15313    $ 9.04069         0
   01/01/2010 to 12/31/2010.........  $ 9.04069    $10.80008         0
   01/01/2011 to 12/31/2011.........  $10.80008    $ 8.41294         0
   01/01/2012 to 12/31/2012.........  $ 8.41294    $ 9.69280         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.47577    $10.97507         0
   01/01/2010 to 12/31/2010.........  $10.97507    $11.14074         0
   01/01/2011 to 12/31/2011.........  $11.14074    $11.12973         0
   01/01/2012 to 12/31/2012.........  $11.12973    $11.38397         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.40229    $11.49721         0
   01/01/2010 to 12/31/2010.........  $11.49721    $12.09978         0
   01/01/2011 to 12/31/2011.........  $12.09978    $12.19778         0
   01/01/2012 to 12/31/2012.........  $12.19778    $13.02765         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.34840    $ 9.65455         0
   01/01/2010 to 12/31/2010.........  $ 9.65455    $10.42982         0
   01/01/2011 to 12/31/2011.........  $10.42982    $10.29184         0
   01/01/2012 to 12/31/2012.........  $10.29184    $11.09793         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01801    $10.05916         0
   01/01/2012 to 12/31/2012.........  $10.05916    $10.52613         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.45995    $ 6.92791         0
   01/01/2010 to 12/31/2010.........  $ 6.92791    $ 7.78733         0
   01/01/2011 to 12/31/2011.........  $ 7.78733    $ 7.87158         0
   01/01/2012 to 12/31/2012.........  $ 7.87158    $ 9.13645         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99809    $ 8.86036         0
   01/01/2012 to 12/31/2012.........  $ 8.86036    $ 9.79528         0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.74095    $ 8.26396         0
   01/01/2010 to 12/31/2010.........  $ 8.26396    $ 9.23209         0
   01/01/2011 to 12/31/2011.........  $ 9.23209    $ 8.80468         0
   01/01/2012 to 12/31/2012.........  $ 8.80468    $ 9.96977         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.19090    $ 8.82075         0
   01/01/2010 to 12/31/2010.........  $ 8.82075    $ 9.63600         0
   01/01/2011 to 12/31/2011.........  $ 9.63600    $ 9.09651         0
   01/01/2012 to 12/31/2012.........  $ 9.09651    $ 9.87681         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.24164    $ 8.17829         0
   01/01/2010 to 12/31/2010.........  $ 8.17829    $10.90035         0
   01/01/2011 to 12/31/2011.........  $10.90035    $10.54577         0
   01/01/2012 to 12/31/2012.........  $10.54577    $11.55743         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.20145    $ 8.03269         0
   01/01/2010 to 12/31/2010.........  $ 8.03269    $ 9.88822         0
   01/01/2011 to 12/31/2011.........  $ 9.88822    $ 9.08373         0
   01/01/2012 to 12/31/2012.........  $ 9.08373    $10.48624         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.39103    $ 8.92871         0
   01/01/2010 to 12/31/2010.........  $ 8.92871    $ 9.72969         0
   01/01/2011 to 12/31/2011.........  $ 9.72969    $ 9.69497         0
   01/01/2012 to 12/31/2012.........  $ 9.69497    $10.75004         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.09245    $ 6.49596         0
   01/01/2010 to 12/31/2010.........  $ 6.49596    $ 7.18720         0
   01/01/2011 to 12/31/2011.........  $ 7.18720    $ 6.90707         0
   01/01/2012 to 12/31/2012.........  $ 6.90707    $ 7.91205         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98210    $11.04844         0
   01/01/2010 to 12/31/2010.........  $11.04844    $11.41433         0
   01/01/2011 to 12/31/2011.........  $11.41433    $11.61219         0
   01/01/2012 to 12/31/2012.........  $11.61219    $11.93765         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.64607    $ 8.74424         0
   01/01/2010 to 12/31/2010.........  $ 8.74424    $ 9.89407         0
   01/01/2011 to 12/31/2011.........  $ 9.89407    $ 9.50301         0
   01/01/2012 to 12/31/2012.........  $ 9.50301    $10.91664         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.20793    $ 8.27631         0
   01/01/2010 to 12/31/2010.........  $ 8.27631    $ 9.74001         0
   01/01/2011 to 12/31/2011.........  $ 9.74001    $ 8.09666         0
   01/01/2012 to 12/31/2012.........  $ 8.09666    $ 8.19631         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.76647    $ 7.30333         0
   01/01/2010 to 12/31/2010.........  $ 7.30333    $ 8.17987         0
   01/01/2011 to 12/31/2011.........  $ 8.17987    $ 7.71587         0
   01/01/2012 to 12/31/2012.........  $ 7.71587    $ 8.36794         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.36703    $10.07149         0
   01/01/2010 to 12/31/2010.........  $10.07149    $10.60726         0
   01/01/2011 to 12/31/2011.........  $10.60726    $10.98814         0
   01/01/2012 to 12/31/2012.........  $10.98814    $11.57804         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009.........  $ 6.60925    $ 8.40410         0
   01/01/2010 to 12/31/2010.........  $ 8.40410    $ 9.05182         0
   01/01/2011 to 12/31/2011.........  $ 9.05182    $ 8.69622         0
   01/01/2012 to 09/21/2012.........  $ 8.69622    $ 9.69586         0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND COMBINATION 5%
                     ROLL UP AND HAV DEATH BENEFIT (2.40%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06538    $ 6.92442         0
   01/01/2009 to 12/31/2009.........  $ 6.92442    $ 8.40902         0
   01/01/2010 to 12/31/2010.........  $ 8.40902    $ 9.19416         0
   01/01/2011 to 12/31/2011.........  $ 9.19416    $ 8.73996         0
   01/01/2012 to 12/31/2012.........  $ 8.73996    $ 9.60702         0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.29087    $ 7.16507         0
   01/01/2009 to 12/31/2009.........  $ 7.16507    $ 8.83017         0
   01/01/2010 to 12/31/2010.........  $ 8.83017    $ 9.80492         0
   01/01/2011 to 12/31/2011.........  $ 9.80492    $ 9.58582         0
   01/01/2012 to 12/31/2012.........  $ 9.58582    $10.63813         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.07404    $ 6.07283         0
   01/01/2009 to 12/31/2009.........  $ 6.07283    $ 6.98428         0
   01/01/2010 to 12/31/2010.........  $ 6.98428    $ 7.76476         0
   01/01/2011 to 12/31/2011.........  $ 7.76476    $ 7.85362         0
   01/01/2012 to 05/04/2012.........  $ 7.85362    $ 8.51251         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16748    $ 7.24959         0
   01/01/2009 to 12/31/2009.........  $ 7.24959    $ 8.72886         0
   01/01/2010 to 12/31/2010.........  $ 8.72886    $ 9.57364         0
   01/01/2011 to 12/31/2011.........  $ 9.57364    $ 9.23564         0
   01/01/2012 to 12/31/2012.........  $ 9.23564    $10.14363         0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99805    $ 9.12332         0
   01/01/2012 to 12/31/2012.........  $ 9.12332    $ 9.96856         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.32080    $ 5.99056         0
   01/01/2009 to 12/31/2009.........  $ 5.99056    $ 6.91817         0
   01/01/2010 to 12/31/2010.........  $ 6.91817    $ 7.59645         0
   01/01/2011 to 12/31/2011.........  $ 7.59645    $ 7.38192         0
   01/01/2012 to 12/31/2012.........  $ 7.38192    $ 8.17436         0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99870    $ 9.32586         0
   01/01/2010 to 12/31/2010.........  $ 9.32586    $10.07014         0
   01/01/2011 to 12/31/2011.........  $10.07014    $10.78210         0
   01/01/2012 to 12/31/2012.........  $10.78210    $10.96703         0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02953    $12.12017         0
   01/01/2009 to 12/31/2009.........  $12.12017    $11.11953         0
   01/01/2010 to 12/31/2010.........  $11.11953    $12.07315         0
   01/01/2011 to 12/31/2011.........  $12.07315    $13.39132         0
   01/01/2012 to 12/31/2012.........  $13.39132    $13.82393         0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02950    $12.17723         0
   01/01/2009 to 12/31/2009.........  $12.17723    $10.97570         0
   01/01/2010 to 12/31/2010.........  $10.97570    $11.93588         0
   01/01/2011 to 12/31/2011.........  $11.93588    $13.51805         0
   01/01/2012 to 12/31/2012.........  $13.51805    $13.97366         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99870    $ 8.73986         0
   01/01/2010 to 12/31/2010.........  $ 8.73986    $ 9.54567         0
   01/01/2011 to 12/31/2011.........  $ 9.54567    $11.06302         0
   01/01/2012 to 12/31/2012.........  $11.06302    $11.48563         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99740    $10.94703         0
   01/01/2011 to 12/31/2011.........  $10.94703    $12.86080         0
   01/01/2012 to 12/31/2012.........  $12.86080    $13.41162         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99805    $11.95382         0
   01/01/2012 to 12/31/2012.........  $11.95382    $12.35536         0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99740    $10.34095         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.95763    $ 6.59952         0
   01/01/2009 to 12/31/2009.........  $ 6.59952    $ 8.07701         0
   01/01/2010 to 12/31/2010.........  $ 8.07701    $ 8.94247         0
   01/01/2011 to 12/31/2011.........  $ 8.94247    $ 8.52098         0
   01/01/2012 to 12/31/2012.........  $ 8.52098    $ 9.46255         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08090    $ 7.31179         0
   01/01/2009 to 12/31/2009.........  $ 7.31179    $ 8.81013         0
   01/01/2010 to 12/31/2010.........  $ 8.81013    $ 9.62868         0
   01/01/2011 to 12/31/2011.........  $ 9.62868    $ 9.23226         0
   01/01/2012 to 12/31/2012.........  $ 9.23226    $ 9.94220         0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.42778    $ 5.92299         0
   01/01/2009 to 12/31/2009.........  $ 5.92299    $ 7.63062         0
   01/01/2010 to 12/31/2010.........  $ 7.63062    $ 9.58957         0
   01/01/2011 to 12/31/2011.........  $ 9.58957    $ 9.98202         0
   01/01/2012 to 12/31/2012.........  $ 9.98202    $11.24342         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.64233    $ 8.03870         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.12483    $ 5.55993         0
   01/01/2009 to 12/31/2009.........  $ 5.55993    $ 7.20277         0
   01/01/2010 to 12/31/2010.........  $ 7.20277    $ 9.32300         0
   01/01/2011 to 12/31/2011.........  $ 9.32300    $ 7.91066         0
   01/01/2012 to 12/31/2012.........  $ 7.91066    $ 9.27529         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10341    $ 7.47125         0
   01/01/2009 to 12/31/2009.........  $ 7.47125    $ 8.84491         0
   01/01/2010 to 12/31/2010.........  $ 8.84491    $ 9.78810         0
   01/01/2011 to 12/31/2011.........  $ 9.78810    $ 9.32246         0
   01/01/2012 to 12/31/2012.........  $ 9.32246    $10.34462         0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02080    $ 6.65105         0
   01/01/2009 to 12/31/2009.........  $ 6.65105    $ 8.04404         0
   01/01/2010 to 12/31/2010.........  $ 8.04404    $ 8.98365         0
   01/01/2011 to 12/31/2011.........  $ 8.98365    $ 8.64113         0
   01/01/2012 to 12/31/2012.........  $ 8.64113    $ 9.33532         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16645    $ 6.09825         0
   01/01/2009 to 12/31/2009.........  $ 6.09825    $ 7.50203         0
   01/01/2010 to 12/31/2010.........  $ 7.50203    $ 8.71937         0
   01/01/2011 to 12/31/2011.........  $ 8.71937    $ 7.98582         0
   01/01/2012 to 12/31/2012.........  $ 7.98582    $ 8.80550         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99806    $ 7.44900         0
   01/01/2009 to 11/13/2009.........  $ 7.44900    $ 8.27992         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99805    $10.69651         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17473    $ 6.09375         0
   01/01/2009 to 12/31/2009.........  $ 6.09375    $ 8.03932         0
   01/01/2010 to 12/31/2010.........  $ 8.03932    $ 9.43655         0
   01/01/2011 to 12/31/2011.........  $ 9.43655    $ 8.75100         0
   01/01/2012 to 12/31/2012.........  $ 8.75100    $10.83585         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.95722    $ 6.05384         0
   01/01/2009 to 12/31/2009.........  $ 6.05384    $ 8.83209         0
   01/01/2010 to 12/31/2010.........  $ 8.83209    $ 9.51216         0
   01/01/2011 to 12/31/2011.........  $ 9.51216    $ 8.92160         0
   01/01/2012 to 12/31/2012.........  $ 8.92160    $10.43375         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.31391    $ 5.89382         0
   01/01/2009 to 12/31/2009.........  $ 5.89382    $ 6.85990         0
   01/01/2010 to 12/31/2010.........  $ 6.85990    $ 7.56217         0
   01/01/2011 to 12/31/2011.........  $ 7.56217    $ 6.97730         0
   01/01/2012 to 12/31/2012.........  $ 6.97730    $ 8.15322         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.29578    $ 6.01015         0
   01/01/2009 to 12/31/2009.........  $ 6.01015    $ 9.21996         0
   01/01/2010 to 12/31/2010.........  $ 9.21996    $10.78877         0
   01/01/2011 to 12/31/2011.........  $10.78877    $10.22214         0
   01/01/2012 to 12/31/2012.........  $10.22214    $11.93973         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03294    $ 7.61483         0
   01/01/2009 to 12/31/2009.........  $ 7.61483    $ 9.43248         0
   01/01/2010 to 12/31/2010.........  $ 9.43248    $11.67679         0
   01/01/2011 to 12/31/2011.........  $11.67679    $11.55156         0
   01/01/2012 to 12/31/2012.........  $11.55156    $13.04978         0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.57213    $ 7.62984         0
   01/01/2009 to 12/31/2009.........  $ 7.62984    $10.09994         0
   01/01/2010 to 12/31/2010.........  $10.09994    $11.19443         0
   01/01/2011 to 12/31/2011.........  $11.19443    $11.27903         0
   01/01/2012 to 12/31/2012.........  $11.27903    $12.54195         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08908    $ 7.57970         0
   01/01/2009 to 12/31/2009.........  $ 7.57970    $ 9.13255         0
   01/01/2010 to 12/31/2010.........  $ 9.13255    $ 9.95263         0
   01/01/2011 to 12/31/2011.........  $ 9.95263    $ 9.67006         0
   01/01/2012 to 12/31/2012.........  $ 9.67006    $10.39923         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.46471    $ 5.36411         0
   01/01/2009 to 12/31/2009.........  $ 5.36411    $ 7.08678         0
   01/01/2010 to 12/31/2010.........  $ 7.08678    $ 7.92392         0
   01/01/2011 to 12/31/2011.........  $ 7.92392    $ 6.73808         0
   01/01/2012 to 12/31/2012.........  $ 6.73808    $ 7.91964         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.85053    $ 5.70965         0
   01/01/2009 to 12/31/2009.........  $ 5.70965    $ 7.27610         0
   01/01/2010 to 12/31/2010.........  $ 7.27610    $ 7.89291         0
   01/01/2011 to 12/31/2011.........  $ 7.89291    $ 6.74057         0
   01/01/2012 to 12/31/2012.........  $ 6.74057    $ 7.67977         0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11160    $ 7.10584         0
   01/01/2009 to 12/31/2009.........  $ 7.10584    $ 8.78953         0
   01/01/2010 to 12/31/2010.........  $ 8.78953    $ 9.76926         0
   01/01/2011 to 12/31/2011.........  $ 9.76926    $ 9.48596         0
   01/01/2012 to 12/31/2012.........  $ 9.48596    $10.52117         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18772    $ 7.77514         0
   01/01/2009 to 12/31/2009.........  $ 7.77514    $ 9.26456         0
   01/01/2010 to 12/31/2010.........  $ 9.26456    $ 9.70934         0
   01/01/2011 to 12/31/2011.........  $ 9.70934    $ 9.50397         0
   01/01/2012 to 12/31/2012.........  $ 9.50397    $10.27542         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08344    $10.28102         0
   01/01/2010 to 12/31/2010.........  $10.28102    $11.17602         0
   01/01/2011 to 12/31/2011.........  $11.17602    $10.98635         0
   01/01/2012 to 12/31/2012.........  $10.98635    $12.35740         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14482    $10.29078         0
   01/01/2010 to 12/31/2010.........  $10.29078    $11.42856         0
   01/01/2011 to 12/31/2011.........  $11.42856    $10.50527         0
   01/01/2012 to 12/31/2012.........  $10.50527    $11.61581         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.03277    $ 5.90321         0
   01/01/2009 to 12/31/2009.........  $ 5.90321    $ 7.83316         0
   01/01/2010 to 12/31/2010.........  $ 7.83316    $ 8.19781         0
   01/01/2011 to 12/31/2011.........  $ 8.19781    $ 7.27313         0
   01/01/2012 to 12/31/2012.........  $ 7.27313    $ 8.65832         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.12432    $ 5.44618         0
   01/01/2009 to 12/31/2009.........  $ 5.44618    $ 6.35197         0
   01/01/2010 to 12/31/2010.........  $ 6.35197    $ 7.01917         0
   01/01/2011 to 12/31/2011.........  $ 7.01917    $ 6.56788         0
   01/01/2012 to 12/31/2012.........  $ 6.56788    $ 7.49650         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.34832    $ 7.77034         0
   01/01/2009 to 12/31/2009.........  $ 7.77034    $10.21385         0
   01/01/2010 to 12/31/2010.........  $10.21385    $11.31212         0
   01/01/2011 to 12/31/2011.........  $11.31212    $12.17065         0
   01/01/2012 to 12/31/2012.........  $12.17065    $12.58918         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.95140    $ 5.93836         0
   01/01/2009 to 12/31/2009.........  $ 5.93836    $ 7.52477         0
   01/01/2010 to 12/31/2010.........  $ 7.52477    $ 8.79962         0
   01/01/2011 to 12/31/2011.........  $ 8.79962    $ 8.51486         0
   01/01/2012 to 12/31/2012.........  $ 8.51486    $ 9.33452         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14043    $ 6.70496         0
   01/01/2009 to 12/31/2009.........  $ 6.70496    $ 8.61060         0
   01/01/2010 to 12/31/2010.........  $ 8.61060    $ 9.42163         0
   01/01/2011 to 12/31/2011.........  $ 9.42163    $ 8.91254         0
   01/01/2012 to 12/31/2012.........  $ 8.91254    $10.71153         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.34422    $ 6.67623         0
   01/01/2009 to 12/31/2009.........  $ 6.67623    $ 8.10407         0
   01/01/2010 to 12/31/2010.........  $ 8.10407    $ 8.92570         0
   01/01/2011 to 12/31/2011.........  $ 8.92570    $ 8.66471         0
   01/01/2012 to 12/31/2012.........  $ 8.66471    $ 9.90656         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99805    $10.16994         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.71651    $ 5.87360         0
   01/01/2009 to 12/31/2009.........  $ 5.87360    $ 7.96604         0
   01/01/2010 to 12/31/2010.........  $ 7.96604    $ 9.61562         0
   01/01/2011 to 12/31/2011.........  $ 9.61562    $ 9.06611         0
   01/01/2012 to 12/31/2012.........  $ 9.06611    $10.48281         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12956    $10.11022         0
   01/01/2009 to 12/31/2009.........  $10.11022    $ 9.89725         0
   01/01/2010 to 12/31/2010.........  $ 9.89725    $ 9.66733         0
   01/01/2011 to 12/31/2011.........  $ 9.66733    $ 9.44302         0
   01/01/2012 to 12/31/2012.........  $ 9.44302    $ 9.22182         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.62312    $ 5.63607         0
   01/01/2009 to 12/31/2009.........  $ 5.63607    $ 7.74083         0
   01/01/2010 to 12/31/2010.........  $ 7.74083    $ 9.33087         0
   01/01/2011 to 12/31/2011.........  $ 9.33087    $ 8.88576         0
   01/01/2012 to 12/31/2012.........  $ 8.88576    $10.16303         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02796    $10.05841         0
   01/01/2012 to 12/31/2012.........  $10.05841    $10.30053         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.51578    $ 5.80929         0
   01/01/2009 to 12/31/2009.........  $ 5.80929    $ 7.36289         0
   01/01/2010 to 12/31/2010.........  $ 7.36289    $ 9.25213         0
   01/01/2011 to 12/31/2011.........  $ 9.25213    $ 9.18770         0
   01/01/2012 to 12/31/2012.........  $ 9.18770    $10.08264         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12128    $ 6.28737         0
   01/01/2009 to 12/31/2009.........  $ 6.28737    $ 7.52520         0
   01/01/2010 to 12/31/2010.........  $ 7.52520    $ 8.83808         0
   01/01/2011 to 04/29/2011.........  $ 8.83808    $ 9.89037         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99805    $10.27404         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10080    $ 5.55593         0
   01/01/2009 to 12/31/2009.........  $ 5.55593    $ 9.03439         0
   01/01/2010 to 12/31/2010.........  $ 9.03439    $10.78725         0
   01/01/2011 to 12/31/2011.........  $10.78725    $ 8.39889         0
   01/01/2012 to 12/31/2012.........  $ 8.39889    $ 9.67193         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.47523    $10.18372         0
   01/01/2009 to 12/31/2009.........  $10.18372    $10.96202         0
   01/01/2010 to 12/31/2010.........  $10.96202    $11.12215         0
   01/01/2011 to 12/31/2011.........  $11.12215    $11.10585         0
   01/01/2012 to 12/31/2012.........  $11.10585    $11.35381         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.82785    $10.09179         0
   01/01/2009 to 12/31/2009.........  $10.09179    $11.48362         0
   01/01/2010 to 12/31/2010.........  $11.48362    $12.07957         0
   01/01/2011 to 12/31/2011.........  $12.07957    $12.17143         0
   01/01/2012 to 12/31/2012.........  $12.17143    $12.99318         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.38024    $ 8.22631         0
   01/01/2009 to 12/31/2009.........  $ 8.22631    $ 9.64296         0
   01/01/2010 to 12/31/2010.........  $ 9.64296    $10.41219         0
   01/01/2011 to 12/31/2011.........  $10.41219    $10.26954         0
   01/01/2012 to 12/31/2012.........  $10.26954    $11.06847         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01797    $10.05829         0
   01/01/2012 to 12/31/2012.........  $10.05829    $10.52020         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.26295    $ 5.81657         0
   01/01/2009 to 12/31/2009.........  $ 5.81657    $ 6.91956         0
   01/01/2010 to 12/31/2010.........  $ 6.91956    $ 7.77416         0
   01/01/2011 to 12/31/2011.........  $ 7.77416    $ 7.85445         0
   01/01/2012 to 12/31/2012.........  $ 7.85445    $ 9.11210         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99805    $ 8.85749         0
   01/01/2012 to 12/31/2012.........  $ 8.85749    $ 9.78732         0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09908    $ 6.66583         0
   01/01/2009 to 12/31/2009.........  $ 6.66583    $ 8.25716         0
   01/01/2010 to 12/31/2010.........  $ 8.25716    $ 9.22004         0
   01/01/2011 to 12/31/2011.........  $ 9.22004    $ 8.78895         0
   01/01/2012 to 12/31/2012.........  $ 8.78895    $ 9.94724         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11678    $ 7.08081         0
   01/01/2009 to 12/31/2009.........  $ 7.08081    $ 8.81015         0
   01/01/2010 to 12/31/2010.........  $ 8.81015    $ 9.61974         0
   01/01/2011 to 12/31/2011.........  $ 9.61974    $ 9.07676         0
   01/01/2012 to 12/31/2012.........  $ 9.07676    $ 9.85056         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.43516    $ 6.24676         0
   01/01/2009 to 12/31/2009.........  $ 6.24676    $ 8.16855         0
   01/01/2010 to 12/31/2010.........  $ 8.16855    $10.88192         0
   01/01/2011 to 12/31/2011.........  $10.88192    $10.52284         0
   01/01/2012 to 12/31/2012.........  $10.52284    $11.52660         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.31846    $ 6.46922         0
   01/01/2009 to 12/31/2009.........  $ 6.46922    $ 8.02319         0
   01/01/2010 to 12/31/2010.........  $ 8.02319    $ 9.87158         0
   01/01/2011 to 12/31/2011.........  $ 9.87158    $ 9.06404         0
   01/01/2012 to 12/31/2012.........  $ 9.06404    $10.45837         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.00864    $ 7.35660         0
   01/01/2009 to 12/31/2009.........  $ 7.35660    $ 8.91799         0
   01/01/2010 to 12/31/2010.........  $ 8.91799    $ 9.71338         0
   01/01/2011 to 12/31/2011.........  $ 9.71338    $ 9.67390         0
   01/01/2012 to 12/31/2012.........  $ 9.67390    $10.72140         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 8.99463    $ 5.36702         0
   01/01/2009 to 12/31/2009.........  $ 5.36702    $ 6.48824         0
   01/01/2010 to 12/31/2010.........  $ 6.48824    $ 7.17521         0
   01/01/2011 to 12/31/2011.........  $ 7.17521    $ 6.89216         0
   01/01/2012 to 12/31/2012.........  $ 6.89216    $ 7.89104         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.96294    $10.07953         0
   01/01/2009 to 12/31/2009.........  $10.07953    $11.03553         0
   01/01/2010 to 12/31/2010.........  $11.03553    $11.39552         0
   01/01/2011 to 12/31/2011.........  $11.39552    $11.58745         0
   01/01/2012 to 12/31/2012.........  $11.58745    $11.90634         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.58632    $ 5.83132         0
   01/01/2009 to 12/31/2009.........  $ 5.83132    $ 8.73379         0
   01/01/2010 to 12/31/2010.........  $ 8.73379    $ 9.87738         0
   01/01/2011 to 12/31/2011.........  $ 9.87738    $ 9.48238         0
   01/01/2012 to 12/31/2012.........  $ 9.48238    $10.88753         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $11.99749    $ 5.66799         0
   01/01/2009 to 12/31/2009.........  $ 5.66799    $ 8.26638         0
   01/01/2010 to 12/31/2010.........  $ 8.26638    $ 9.72356         0
   01/01/2011 to 12/31/2011.........  $ 9.72356    $ 8.07903         0
   01/01/2012 to 12/31/2012.........  $ 8.07903    $ 8.17432         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.71750    $ 5.81623         0
   01/01/2009 to 12/31/2009.........  $ 5.81623    $ 7.29458         0
   01/01/2010 to 12/31/2010.........  $ 7.29458    $ 8.16614         0
   01/01/2011 to 12/31/2011.........  $ 8.16614    $ 7.69914         0
   01/01/2012 to 12/31/2012.........  $ 7.69914    $ 8.34565         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20883    $ 9.22953         0
   01/01/2009 to 12/31/2009.........  $ 9.22953    $10.06109         0
   01/01/2010 to 12/31/2010.........  $10.06109    $10.59108         0
   01/01/2011 to 12/31/2011.........  $10.59108    $10.96607         0
   01/01/2012 to 12/31/2012.........  $10.96607    $11.54912         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07792    $ 6.61128         0
   01/01/2009 to 12/31/2009.........  $ 6.61128    $ 8.39711         0
   01/01/2010 to 12/31/2010.........  $ 8.39711    $ 9.03984         0
   01/01/2011 to 12/31/2011.........  $ 9.03984    $ 8.68046         0
   01/01/2012 to 09/21/2012.........  $ 8.68046    $ 9.67481         0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.65%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.65%)



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09227    $10.39083          0
   01/01/2008 to 12/31/2008.........  $10.39083    $ 6.90031          0
   01/01/2009 to 12/31/2009.........  $ 6.90031    $ 8.35909          0
   01/01/2010 to 12/31/2010.........  $ 8.35909    $ 9.11727          0
   01/01/2011 to 12/31/2011.........  $ 9.11727    $ 8.64578          0
   01/01/2012 to 12/31/2012.........  $ 8.64578    $ 9.48020          0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11392    $10.44156          0
   01/01/2008 to 12/31/2008.........  $10.44156    $ 7.14011          0
   01/01/2009 to 12/31/2009.........  $ 7.14011    $ 8.77789          0
   01/01/2010 to 12/31/2010.........  $ 8.77789    $ 9.72305          0
   01/01/2011 to 12/31/2011.........  $ 9.72305    $ 9.48269          0
   01/01/2012 to 12/31/2012.........  $ 9.48269    $10.49791          0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06533    $ 9.52001          0
   01/01/2008 to 12/31/2008.........  $ 9.52001    $ 6.05164          0
   01/01/2009 to 12/31/2009.........  $ 6.05164    $ 6.94298          0
   01/01/2010 to 12/31/2010.........  $ 6.94298    $ 7.70001          0
   01/01/2011 to 12/31/2011.........  $ 7.70001    $ 7.76914          0
   01/01/2012 to 05/04/2012.........  $ 7.76914    $ 8.41390          0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07604    $10.40145          0
   01/01/2008 to 12/31/2008.........  $10.40145    $ 7.22436        496
   01/01/2009 to 12/31/2009.........  $ 7.22436    $ 8.67713          0
   01/01/2010 to 12/31/2010.........  $ 8.67713    $ 9.49379          0
   01/01/2011 to 12/31/2011.........  $ 9.49379    $ 9.13639          0
   01/01/2012 to 12/31/2012.........  $ 9.13639    $10.01010          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99785    $ 9.10829         0
   01/01/2012 to 12/31/2012.........  $ 9.10829    $ 9.92784         0
AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07710    $ 9.77403         0
   01/01/2008 to 12/31/2008.........  $ 9.77403    $ 5.96968         0
   01/01/2009 to 12/31/2009.........  $ 5.96968    $ 6.87719         0
   01/01/2010 to 12/31/2010.........  $ 6.87719    $ 7.53304         0
   01/01/2011 to 12/31/2011.........  $ 7.53304    $ 7.30240         0
   01/01/2012 to 12/31/2012.........  $ 7.30240    $ 8.06654         0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009........  $ 9.93806    $ 9.57501         0
   01/01/2010 to 12/31/2010.........  $ 9.57501    $10.31396         0
   01/01/2011 to 12/31/2011.........  $10.31396    $11.01624         0
   01/01/2012 to 12/31/2012.........  $11.01624    $11.17784         0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009........  $ 9.92249    $ 9.64071         0
   01/01/2010 to 12/31/2010.........  $ 9.64071    $10.44194         0
   01/01/2011 to 12/31/2011.........  $10.44194    $11.55389         0
   01/01/2012 to 12/31/2012.........  $11.55389    $11.89796         0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009........  $ 9.90527    $ 9.54186         0
   01/01/2010 to 12/31/2010.........  $ 9.54186    $10.35128         0
   01/01/2011 to 12/31/2011.........  $10.35128    $11.69489         0
   01/01/2012 to 12/31/2012.........  $11.69489    $12.05951         0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009........  $ 9.88398    $ 9.21794         0
   01/01/2010 to 12/31/2010.........  $ 9.21794    $10.04322         0
   01/01/2011 to 12/31/2011.........  $10.04322    $11.61140         0
   01/01/2012 to 12/31/2012.........  $11.61140    $12.02539         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99713    $10.92031         0
   01/01/2011 to 12/31/2011.........  $10.92031    $12.79825         0
   01/01/2012 to 12/31/2012.........  $12.79825    $13.31383         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99785    $11.92479         0
   01/01/2012 to 12/31/2012.........  $11.92479    $12.29524         0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99714    $10.31556         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11540    $10.37647            0
   01/01/2008 to 12/31/2008.........  $10.37647    $ 6.57655       29,401
   01/01/2009 to 12/31/2009.........  $ 6.57655    $ 8.02932       28,894
   01/01/2010 to 12/31/2010.........  $ 8.02932    $ 8.86803       28,894
   01/01/2011 to 12/31/2011.........  $ 8.86803    $ 8.42949       28,894
   01/01/2012 to 12/31/2012.........  $ 8.42949    $ 9.33797            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08083    $ 7.29978       10,692
   01/01/2009 to 12/31/2009.........  $ 7.29978    $ 8.77415       10,688
   01/01/2010 to 12/31/2010.........  $ 8.77415    $ 9.56618       10,684
   01/01/2011 to 12/31/2011.........  $ 9.56618    $ 9.14996       10,680
   01/01/2012 to 12/31/2012.........  $ 9.14996    $ 9.82943       10,680
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10513    $ 9.32927            0
   01/01/2008 to 12/31/2008.........  $ 9.32927    $ 5.90231            0
   01/01/2009 to 12/31/2009.........  $ 5.90231    $ 7.58532            0
   01/01/2010 to 12/31/2010.........  $ 7.58532    $ 9.50959            0
   01/01/2011 to 12/31/2011.........  $ 9.50959    $ 9.87469            0
   01/01/2012 to 12/31/2012.........  $ 9.87469    $11.09535            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12657    $ 8.79844            0
   01/01/2008 to 07/18/2008.........  $ 8.79844    $ 8.01958            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09447    $10.17337            0
   01/01/2008 to 12/31/2008.........  $10.17337    $ 5.54052            0
   01/01/2009 to 12/31/2009.........  $ 5.54052    $ 7.16012            0
   01/01/2010 to 12/31/2010.........  $ 7.16012    $ 9.24532            0
   01/01/2011 to 12/31/2011.........  $ 9.24532    $ 7.82562            0
   01/01/2012 to 12/31/2012.........  $ 7.82562    $ 9.15309            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10334    $ 7.45895            0
   01/01/2009 to 12/31/2009.........  $ 7.45895    $ 8.80874            0
   01/01/2010 to 12/31/2010.........  $ 8.80874    $ 9.72448            0
   01/01/2011 to 12/31/2011.........  $ 9.72448    $ 9.23921            0
   01/01/2012 to 12/31/2012.........  $ 9.23921    $10.22716            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08810    $10.38551            0
   01/01/2008 to 12/31/2008.........  $10.38551    $ 6.62792            0
   01/01/2009 to 12/31/2009.........  $ 6.62792    $ 7.99653            0
   01/01/2010 to 12/31/2010.........  $ 7.99653    $ 8.90882            0
   01/01/2011 to 12/31/2011.........  $ 8.90882    $ 8.54831            0
   01/01/2012 to 12/31/2012.........  $ 8.54831    $ 9.21253            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12375    $10.52178         0
   01/01/2008 to 12/31/2008.........  $10.52178    $ 6.07699         0
   01/01/2009 to 12/31/2009.........  $ 6.07699    $ 7.45766         0
   01/01/2010 to 12/31/2010.........  $ 7.45766    $ 8.64667         0
   01/01/2011 to 12/31/2011.........  $ 8.64667    $ 7.89993         0
   01/01/2012 to 12/31/2012.........  $ 7.89993    $ 8.68963         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99786    $ 7.44073         0
   01/01/2009 to 11/13/2009.........  $ 7.44073    $ 8.25328         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99785    $10.67882         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17453    $ 6.08694         0
   01/01/2009 to 12/31/2009.........  $ 6.08694    $ 8.01078         0
   01/01/2010 to 12/31/2010.........  $ 8.01078    $ 9.38016         0
   01/01/2011 to 12/31/2011.........  $ 9.38016    $ 8.67757         0
   01/01/2012 to 12/31/2012.........  $ 8.67757    $10.71862         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13334    $10.36817         0
   01/01/2008 to 12/31/2008.........  $10.36817    $ 6.03272         0
   01/01/2009 to 12/31/2009.........  $ 6.03272    $ 8.77977         0
   01/01/2010 to 12/31/2010.........  $ 8.77977    $ 9.43270         0
   01/01/2011 to 12/31/2011.........  $ 9.43270    $ 8.82564         0
   01/01/2012 to 12/31/2012.........  $ 8.82564    $10.29636         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07285    $10.16563         0
   01/01/2008 to 12/31/2008.........  $10.16563    $ 5.87322         0
   01/01/2009 to 12/31/2009.........  $ 5.87322    $ 6.81914         0
   01/01/2010 to 12/31/2010.........  $ 6.81914    $ 7.49886         0
   01/01/2011 to 12/31/2011.........  $ 7.49886    $ 6.90203         0
   01/01/2012 to 12/31/2012.........  $ 6.90203    $ 8.04562         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12330    $10.38428         0
   01/01/2008 to 12/31/2008.........  $10.38428    $ 5.98918         0
   01/01/2009 to 12/31/2009.........  $ 5.98918    $ 9.16542         0
   01/01/2010 to 12/31/2010.........  $ 9.16542    $10.69873         0
   01/01/2011 to 12/31/2011.........  $10.69873    $10.11217         0
   01/01/2012 to 12/31/2012.........  $10.11217    $11.78240         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03274    $ 7.60640         0
   01/01/2009 to 12/31/2009.........  $ 7.60640    $ 9.39913         0
   01/01/2010 to 12/31/2010.........  $ 9.39913    $11.60707         0
   01/01/2011 to 12/31/2011.........  $11.60707    $11.45464         0
   01/01/2012 to 12/31/2012.........  $11.45464    $12.90874         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01015    $10.48257         0
   01/01/2008 to 12/31/2008.........  $10.48257    $ 7.60325         0
   01/01/2009 to 12/31/2009.........  $ 7.60325    $10.04005         0
   01/01/2010 to 12/31/2010.........  $10.04005    $11.10081         0
   01/01/2011 to 12/31/2011.........  $11.10081    $11.15742         0
   01/01/2012 to 12/31/2012.........  $11.15742    $12.37649         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08902    $ 7.56734         0
   01/01/2009 to 12/31/2009.........  $ 7.56734    $ 9.09543         0
   01/01/2010 to 12/31/2010.........  $ 9.09543    $ 9.88803         0
   01/01/2011 to 12/31/2011.........  $ 9.88803    $ 9.58401         0
   01/01/2012 to 12/31/2012.........  $ 9.58401    $10.28153         0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24120    $11.02592         0
   01/01/2008 to 12/31/2008.........  $11.02592    $ 5.34542         0
   01/01/2009 to 12/31/2009.........  $ 5.34542    $ 7.04477         0
   01/01/2010 to 12/31/2010.........  $ 7.04477    $ 7.85766         0
   01/01/2011 to 12/31/2011.........  $ 7.85766    $ 6.66542         0
   01/01/2012 to 12/31/2012.........  $ 6.66542    $ 7.81527         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18796    $10.43064         0
   01/01/2008 to 12/31/2008.........  $10.43064    $ 5.68977         0
   01/01/2009 to 12/31/2009.........  $ 5.68977    $ 7.23315         0
   01/01/2010 to 12/31/2010.........  $ 7.23315    $ 7.82717         0
   01/01/2011 to 12/31/2011.........  $ 7.82717    $ 6.66813         0
   01/01/2012 to 12/31/2012.........  $ 6.66813    $ 7.57879         0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11153    $ 7.09421         0
   01/01/2009 to 12/31/2009.........  $ 7.09421    $ 8.75378         0
   01/01/2010 to 12/31/2010.........  $ 8.75378    $ 9.70595         0
   01/01/2011 to 12/31/2011.........  $ 9.70595    $ 9.40151         0
   01/01/2012 to 12/31/2012.........  $ 9.40151    $10.40198         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08236    $ 9.65428         0
   01/01/2008 to 12/31/2008.........  $ 9.65428    $ 7.74804         0
   01/01/2009 to 12/31/2009.........  $ 7.74804    $ 9.20978         0
   01/01/2010 to 12/31/2010.........  $ 9.20978    $ 9.62835         0
   01/01/2011 to 12/31/2011.........  $ 9.62835    $ 9.40177         0
   01/01/2012 to 12/31/2012.........  $ 9.40177    $10.14000         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08324    $10.27771         0
   01/01/2010 to 12/31/2010.........  $10.27771    $11.14514         0
   01/01/2011 to 12/31/2011.........  $11.14514    $10.92938         0
   01/01/2012 to 12/31/2012.........  $10.92938    $12.26329         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14462    $10.28750         0
   01/01/2010 to 12/31/2010.........  $10.28750    $11.39709         0
   01/01/2011 to 12/31/2011.........  $11.39709    $10.45089         0
   01/01/2012 to 12/31/2012.........  $10.45089    $11.52742         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18137    $10.30180         0
   01/01/2008 to 12/31/2008.........  $10.30180    $ 5.88262         0
   01/01/2009 to 12/31/2009.........  $ 5.88262    $ 7.78662         0
   01/01/2010 to 12/31/2010.........  $ 7.78662    $ 8.12935         0
   01/01/2011 to 12/31/2011.........  $ 8.12935    $ 7.19471         0
   01/01/2012 to 12/31/2012.........  $ 7.19471    $ 8.54387         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09140    $ 9.52192         0
   01/01/2008 to 12/31/2008.........  $ 9.52192    $ 5.42714         0
   01/01/2009 to 12/31/2009.........  $ 5.42714    $ 6.31428         0
   01/01/2010 to 12/31/2010.........  $ 6.31428    $ 6.96056         0
   01/01/2011 to 12/31/2011.........  $ 6.96056    $ 6.49716         0
   01/01/2012 to 12/31/2012.........  $ 6.49716    $ 7.39757         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00631    $10.35697         0
   01/01/2008 to 12/31/2008.........  $10.35697    $ 7.74327         0
   01/01/2009 to 12/31/2009.........  $ 7.74327    $10.15335         0
   01/01/2010 to 12/31/2010.........  $10.15335    $11.21768         0
   01/01/2011 to 12/31/2011.........  $11.21768    $12.03973         0
   01/01/2012 to 12/31/2012.........  $12.03973    $12.42331         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13236    $10.78265         0
   01/01/2008 to 12/31/2008.........  $10.78265    $ 5.91771         0
   01/01/2009 to 12/31/2009.........  $ 5.91771    $ 7.48020         0
   01/01/2010 to 12/31/2010.........  $ 7.48020    $ 8.72632         0
   01/01/2011 to 12/31/2011.........  $ 8.72632    $ 8.42338         0
   01/01/2012 to 12/31/2012.........  $ 8.42338    $ 9.21166         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15574    $10.39080         0
   01/01/2008 to 12/31/2008.........  $10.39080    $ 6.68152         0
   01/01/2009 to 12/31/2009.........  $ 6.68152    $ 8.55950         0
   01/01/2010 to 12/31/2010.........  $ 8.55950    $ 9.34280         0
   01/01/2011 to 12/31/2011.........  $ 9.34280    $ 8.81642         0
   01/01/2012 to 12/31/2012.........  $ 8.81642    $10.57013         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10785    $10.72203         0
   01/01/2008 to 12/31/2008.........  $10.72203    $ 6.65300         0
   01/01/2009 to 12/31/2009.........  $ 6.65300    $ 8.05621         0
   01/01/2010 to 12/31/2010.........  $ 8.05621    $ 8.85139         0
   01/01/2011 to 12/31/2011.........  $ 8.85139    $ 8.57156         0
   01/01/2012 to 12/31/2012.........  $ 8.57156    $ 9.77604         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99785    $10.16071         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07684    $ 9.71078         0
   01/01/2008 to 12/31/2008.........  $ 9.71078    $ 5.85314         0
   01/01/2009 to 12/31/2009.........  $ 5.85314    $ 7.91892         0
   01/01/2010 to 12/31/2010.........  $ 7.91892    $ 9.53557         0
   01/01/2011 to 12/31/2011.........  $ 9.53557    $ 8.96881         0
   01/01/2012 to 12/31/2012.........  $ 8.96881    $10.34497         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99916    $10.08896         0
   01/01/2008 to 12/31/2008.........  $10.08896    $10.07506         0
   01/01/2009 to 12/31/2009.........  $10.07506    $ 9.83867         0
   01/01/2010 to 12/31/2010.........  $ 9.83867    $ 9.58673         0
   01/01/2011 to 12/31/2011.........  $ 9.58673    $ 9.34131         0
   01/01/2012 to 12/31/2012.........  $ 9.34131    $ 9.09989         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10396    $ 9.98514         0
   01/01/2008 to 12/31/2008.........  $ 9.98514    $ 5.61636         0
   01/01/2009 to 12/31/2009.........  $ 5.61636    $ 7.69492         0
   01/01/2010 to 12/31/2010.........  $ 7.69492    $ 9.25294         0
   01/01/2011 to 12/31/2011.........  $ 9.25294    $ 8.79013         0
   01/01/2012 to 12/31/2012.........  $ 8.79013    $10.02916         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02776    $10.05419         0
   01/01/2012 to 12/31/2012.........  $10.05419    $10.27097         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15762    $10.45964         0
   01/01/2008 to 12/31/2008.........  $10.45964    $ 5.78907         0
   01/01/2009 to 12/31/2009.........  $ 5.78907    $ 7.31934         0
   01/01/2010 to 12/31/2010.........  $ 7.31934    $ 9.17505         0
   01/01/2011 to 12/31/2011.........  $ 9.17505    $ 9.08895         0
   01/01/2012 to 12/31/2012.........  $ 9.08895    $ 9.94982         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05065    $11.19335         0
   01/01/2008 to 12/31/2008.........  $11.19335    $ 6.26543         0
   01/01/2009 to 12/31/2009.........  $ 6.26543    $ 7.48061         0
   01/01/2010 to 12/31/2010.........  $ 7.48061    $ 8.76440         0
   01/01/2011 to 04/29/2011.........  $ 8.76440    $ 9.80010         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99785    $10.25704         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10060    $ 5.54975         0
   01/01/2009 to 12/31/2009.........  $ 5.54975    $ 9.00221         0
   01/01/2010 to 12/31/2010.........  $ 9.00221    $10.72269         0
   01/01/2011 to 12/31/2011.........  $10.72269    $ 8.32826         0
   01/01/2012 to 12/31/2012.........  $ 8.32826    $ 9.56710         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99785    $10.30241         0
   01/01/2008 to 12/31/2008.........  $10.30241    $10.14822         0
   01/01/2009 to 12/31/2009.........  $10.14822    $10.89717         0
   01/01/2010 to 12/31/2010.........  $10.89717    $11.02926         0
   01/01/2011 to 12/31/2011.........  $11.02926    $10.98617         0
   01/01/2012 to 12/31/2012.........  $10.98617    $11.20408         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98922    $10.56193         0
   01/01/2008 to 12/31/2008.........  $10.56193    $10.05664         0
   01/01/2009 to 12/31/2009.........  $10.05664    $11.41572         0
   01/01/2010 to 12/31/2010.........  $11.41572    $11.97888         0
   01/01/2011 to 12/31/2011.........  $11.97888    $12.04073         0
   01/01/2012 to 12/31/2012.........  $12.04073    $12.82221         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05161    $10.45175         0
   01/01/2008 to 12/31/2008.........  $10.45175    $ 8.19769         0
   01/01/2009 to 12/31/2009.........  $ 8.19769    $ 9.58602         0
   01/01/2010 to 12/31/2010.........  $ 9.58602    $10.32544         0
   01/01/2011 to 12/31/2011.........  $10.32544    $10.15917         0
   01/01/2012 to 12/31/2012.........  $10.15917    $10.92260         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01777    $10.05406         0
   01/01/2012 to 12/31/2012.........  $10.05406    $10.49001         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08254    $ 9.70939         0
   01/01/2008 to 12/31/2008.........  $ 9.70939    $ 5.79630         0
   01/01/2009 to 12/31/2009.........  $ 5.79630    $ 6.87855         0
   01/01/2010 to 12/31/2010.........  $ 6.87855    $ 7.70934         0
   01/01/2011 to 12/31/2011.........  $ 7.70934    $ 7.77001         0
   01/01/2012 to 12/31/2012.........  $ 7.77001    $ 8.99210         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99785    $ 8.84296         0
   01/01/2012 to 12/31/2012.........  $ 8.84296    $ 9.74734         0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09901    $ 6.65491         0
   01/01/2009 to 12/31/2009.........  $ 6.65491    $ 8.22349         0
   01/01/2010 to 12/31/2010.........  $ 8.22349    $ 9.15996         0
   01/01/2011 to 12/31/2011.........  $ 9.15996    $ 8.71031         0
   01/01/2012 to 12/31/2012.........  $ 8.71031    $ 9.83402         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08129    $10.37610         0
   01/01/2008 to 12/31/2008.........  $10.37610    $ 7.05618         0
   01/01/2009 to 12/31/2009.........  $ 7.05618    $ 8.75812         0
   01/01/2010 to 12/31/2010.........  $ 8.75812    $ 9.53962         0
   01/01/2011 to 12/31/2011.........  $ 9.53962    $ 8.97922         0
   01/01/2012 to 12/31/2012.........  $ 8.97922    $ 9.72073         0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09595    $ 9.83099         0
   01/01/2008 to 12/31/2008.........  $ 9.83099    $ 6.22505         0
   01/01/2009 to 12/31/2009.........  $ 6.22505    $ 8.12028         0
   01/01/2010 to 12/31/2010.........  $ 8.12028    $10.79123         0
   01/01/2011 to 12/31/2011.........  $10.79123    $10.40983         0
   01/01/2012 to 12/31/2012.........  $10.40983    $11.37491         0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09208    $ 9.41590         0
   01/01/2008 to 12/31/2008.........  $ 9.41590    $ 6.44663         0
   01/01/2009 to 12/31/2009.........  $ 6.44663    $ 7.97557         0
   01/01/2010 to 12/31/2010.........  $ 7.97557    $ 9.78920         0
   01/01/2011 to 12/31/2011.........  $ 9.78920    $ 8.96654         0
   01/01/2012 to 12/31/2012.........  $ 8.96654    $10.32049         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06908    $10.16199         0
   01/01/2008 to 12/31/2008.........  $10.16199    $ 7.33102         0
   01/01/2009 to 12/31/2009.........  $ 7.33102    $ 8.86541         0
   01/01/2010 to 12/31/2010.........  $ 8.86541    $ 9.63253         0
   01/01/2011 to 12/31/2011.........  $ 9.63253    $ 9.57012         0
   01/01/2012 to 12/31/2012.........  $ 9.57012    $10.58044         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09018    $ 9.44738         0
   01/01/2008 to 12/31/2008.........  $ 9.44738    $ 5.34834         0
   01/01/2009 to 12/31/2009.........  $ 5.34834    $ 6.44986         0
   01/01/2010 to 12/31/2010.........  $ 6.44986    $ 7.11532         0
   01/01/2011 to 12/31/2011.........  $ 7.11532    $ 6.81797         0
   01/01/2012 to 12/31/2012.........  $ 6.81797    $ 7.78712         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00627    $10.56796         0
   01/01/2008 to 12/31/2008.........  $10.56796    $10.04432         0
   01/01/2009 to 12/31/2009.........  $10.04432    $10.97008         0
   01/01/2010 to 12/31/2010.........  $10.97008    $11.30022         0
   01/01/2011 to 12/31/2011.........  $11.30022    $11.46256         0
   01/01/2012 to 12/31/2012.........  $11.46256    $11.74917         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14465    $10.03703         0
   01/01/2008 to 12/31/2008.........  $10.03703    $ 5.81092         0
   01/01/2009 to 12/31/2009.........  $ 5.81092    $ 8.68196         0
   01/01/2010 to 12/31/2010.........  $ 8.68196    $ 9.79485         0
   01/01/2011 to 12/31/2011.........  $ 9.79485    $ 9.38028         0
   01/01/2012 to 12/31/2012.........  $ 9.38028    $10.74403         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.17962    $11.59337         0
   01/01/2008 to 12/31/2008.........  $11.59337    $ 5.64823         0
   01/01/2009 to 12/31/2009.........  $ 5.64823    $ 8.21749         0
   01/01/2010 to 12/31/2010.........  $ 8.21749    $ 9.64249         0
   01/01/2011 to 12/31/2011.........  $ 9.64249    $ 7.99215         0
   01/01/2012 to 12/31/2012.........  $ 7.99215    $ 8.06662         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12943    $10.31660         0
   01/01/2008 to 12/31/2008.........  $10.31660    $ 5.79594         0
   01/01/2009 to 12/31/2009.........  $ 5.79594    $ 7.25131         0
   01/01/2010 to 12/31/2010.........  $ 7.25131    $ 8.09781         0
   01/01/2011 to 12/31/2011.........  $ 8.09781    $ 7.61612         0
   01/01/2012 to 12/31/2012.........  $ 7.61612    $ 8.23558         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99785    $ 9.96779         0
   01/01/2008 to 12/31/2008.........  $ 9.96779    $ 9.20429         0
   01/01/2009 to 12/31/2009.........  $ 9.20429    $10.00912         0
   01/01/2010 to 12/31/2010.........  $10.00912    $10.51072         0
   01/01/2011 to 12/31/2011.........  $10.51072    $10.85635         0
   01/01/2012 to 12/31/2012.........  $10.85635    $11.40572         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07785     $6.60051         0
   01/01/2009 to 12/31/2009.........  $ 6.60051     $8.36303         0
   01/01/2010 to 12/31/2010.........  $ 8.36303     $8.98113         0
   01/01/2011 to 12/31/2011.........  $ 8.98113     $8.60305         0
   01/01/2012 to 09/21/2012.........  $ 8.60305     $9.57157         0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE



                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09360    $10.46353           0
   01/01/2008 to 12/31/2008.........  $10.46353    $ 7.06233           0
   01/01/2009 to 12/31/2009.........  $ 7.06233    $ 8.69541           0
   01/01/2010 to 12/31/2010.........  $ 8.69541    $ 9.63917           0
   01/01/2011 to 12/31/2011.........  $ 9.63917    $ 9.29000           0
   01/01/2012 to 12/31/2012.........  $ 9.29000    $10.35371           0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11525    $10.51454           0
   01/01/2008 to 12/31/2008.........  $10.51454    $ 7.30766           0
   01/01/2009 to 12/31/2009.........  $ 7.30766    $ 9.13083           0
   01/01/2010 to 12/31/2010.........  $ 9.13083    $10.27926           0
   01/01/2011 to 12/31/2011.........  $10.27926    $10.18886           0
   01/01/2012 to 12/31/2012.........  $10.18886    $11.46461           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06667    $ 9.58676           0
   01/01/2008 to 12/31/2008.........  $ 9.58676    $ 6.19386           0
   01/01/2009 to 12/31/2009.........  $ 6.19386    $ 7.22248           0
   01/01/2010 to 12/31/2010.........  $ 7.22248    $ 8.14096           0
   01/01/2011 to 12/31/2011.........  $ 8.14096    $ 8.34817           0
   01/01/2012 to 05/04/2012.........  $ 8.34817    $ 9.09165           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07738    $10.47416           0
   01/01/2008 to 12/31/2008.........  $10.47416    $ 7.39401           0
   01/01/2009 to 12/31/2009.........  $ 7.39401    $ 9.02623           0
   01/01/2010 to 12/31/2010.........  $ 9.02623    $10.03717           0
   01/01/2011 to 12/31/2011.........  $10.03717    $ 9.81707           0
   01/01/2012 to 12/31/2012.........  $ 9.81707    $10.93220       2,014

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99918    $ 9.20818          0
   01/01/2012 to 12/31/2012.........  $ 9.20818    $10.20139          0
AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07843    $ 9.84245          0
   01/01/2008 to 12/31/2008.........  $ 9.84245    $ 6.11002          0
   01/01/2009 to 12/31/2009.........  $ 6.11002    $ 7.15406          0
   01/01/2010 to 12/31/2010.........  $ 7.15406    $ 7.96436          0
   01/01/2011 to 12/31/2011.........  $ 7.96436    $ 7.84674          0
   01/01/2012 to 12/31/2012.........  $ 7.84674    $ 8.80999          0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11673    $10.44905          0
   01/01/2008 to 12/31/2008.........  $10.44905    $ 6.73091          0
   01/01/2009 to 12/31/2009.........  $ 6.73091    $ 8.35219          0
   01/01/2010 to 12/31/2010.........  $ 8.35219    $ 9.37535          0
   01/01/2011 to 12/31/2011.........  $ 9.37535    $ 9.05722          0
   01/01/2012 to 12/31/2012.........  $ 9.05722    $10.19799          0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08128    $ 7.37967          0
   01/01/2009 to 12/31/2009.........  $ 7.37967    $ 9.01533          0
   01/01/2010 to 12/31/2010.........  $ 9.01533    $ 9.98978          0
   01/01/2011 to 12/31/2011.........  $ 9.98978    $ 9.71116          0
   01/01/2012 to 12/31/2012.........  $ 9.71116    $10.60349          0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10647    $ 9.39461          0
   01/01/2008 to 12/31/2008.........  $ 9.39461    $ 6.04131          0
   01/01/2009 to 12/31/2009.........  $ 6.04131    $ 7.89121          0
   01/01/2010 to 12/31/2010.........  $ 7.89121    $10.05465          0
   01/01/2011 to 12/31/2011.........  $10.05465    $10.61116          0
   01/01/2012 to 12/31/2012.........  $10.61116    $12.11837          0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12790    $ 8.86015          0
   01/01/2008 to 07/18/2008.........  $ 8.86015    $ 8.14771          0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09580    $10.24457          0
   01/01/2008 to 12/31/2008.........  $10.24457    $ 5.67083          0
   01/01/2009 to 12/31/2009.........  $ 5.67083    $ 7.44861          0
   01/01/2010 to 12/31/2010.........  $ 7.44861    $ 9.77487          0
   01/01/2011 to 12/31/2011.........  $ 9.77487    $ 8.40907          0
   01/01/2012 to 12/31/2012.........  $ 8.40907    $ 9.99692        677
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10379    $ 7.54057          0
   01/01/2009 to 12/31/2009.........  $ 7.54057    $ 9.05088          0
   01/01/2010 to 12/31/2010.........  $ 9.05088    $10.15499          0
   01/01/2011 to 12/31/2011.........  $10.15499    $ 9.80583          0
   01/01/2012 to 12/31/2012.........  $ 9.80583    $11.03225          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08943    $10.45816         0
   01/01/2008 to 12/31/2008.........  $10.45816    $ 6.78372         0
   01/01/2009 to 12/31/2009.........  $ 6.78372    $ 8.31836         0
   01/01/2010 to 12/31/2010.........  $ 8.31836    $ 9.41877         0
   01/01/2011 to 12/31/2011.........  $ 9.41877    $ 9.18514         0
   01/01/2012 to 12/31/2012.........  $ 9.18514    $10.06114         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12508    $10.59538         0
   01/01/2008 to 12/31/2008.........  $10.59538    $ 6.21978         0
   01/01/2009 to 12/31/2009.........  $ 6.21978    $ 7.75771         0
   01/01/2010 to 12/31/2010.........  $ 7.75771    $ 9.14160         0
   01/01/2011 to 12/31/2011.........  $ 9.14160    $ 8.48864         0
   01/01/2012 to 12/31/2012.........  $ 8.48864    $ 9.49030         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99918    $ 7.49592         0
   01/01/2009 to 11/13/2009.........  $ 7.49592    $ 8.43263         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99918    $10.79688         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17586    $ 6.13222         0
   01/01/2009 to 12/31/2009.........  $ 6.13222    $ 8.20258         0
   01/01/2010 to 12/31/2010.........  $ 8.20258    $ 9.76157         0
   01/01/2011 to 12/31/2011.........  $ 9.76157    $ 9.17783         0
   01/01/2012 to 12/31/2012.........  $ 9.17783    $11.52239         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13467    $10.44070         0
   01/01/2008 to 12/31/2008.........  $10.44070    $ 6.17458         0
   01/01/2009 to 12/31/2009.........  $ 6.17458    $ 9.13337         0
   01/01/2010 to 12/31/2010.........  $ 9.13337    $ 9.97310         0
   01/01/2011 to 12/31/2011.........  $ 9.97310    $ 9.48356         0
   01/01/2012 to 12/31/2012.........  $ 9.48356    $11.24526         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07418    $10.23671         0
   01/01/2008 to 12/31/2008.........  $10.23671    $ 6.01128         0
   01/01/2009 to 12/31/2009.........  $ 6.01128    $ 7.09375         0
   01/01/2010 to 12/31/2010.........  $ 7.09375    $ 7.92848         0
   01/01/2011 to 12/31/2011.........  $ 7.92848    $ 7.41671         0
   01/01/2012 to 12/31/2012.........  $ 7.41671    $ 8.78731         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12463    $10.45690          0
   01/01/2008 to 12/31/2008.........  $10.45690    $ 6.12993          0
   01/01/2009 to 12/31/2009.........  $ 6.12993    $ 9.53431          0
   01/01/2010 to 12/31/2010.........  $ 9.53431    $11.31119          0
   01/01/2011 to 12/31/2011.........  $11.31119    $10.86569          0
   01/01/2012 to 12/31/2012.........  $10.86569    $12.86796          0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03407    $ 7.66278          0
   01/01/2009 to 12/31/2009.........  $ 7.66278    $ 9.62363          0
   01/01/2010 to 12/31/2010.........  $ 9.62363    $12.07850          0
   01/01/2011 to 12/31/2011.........  $12.07850    $12.11458          0
   01/01/2012 to 12/31/2012.........  $12.11458    $13.87633          0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01148    $10.55596          0
   01/01/2008 to 12/31/2008.........  $10.55596    $ 7.78172          0
   01/01/2009 to 12/31/2009.........  $ 7.78172    $10.44365          0
   01/01/2010 to 12/31/2010.........  $10.44365    $11.73590          0
   01/01/2011 to 12/31/2011.........  $11.73590    $11.98834          0
   01/01/2012 to 12/31/2012.........  $11.98834    $13.51627        509
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08946    $ 7.64996          0
   01/01/2009 to 12/31/2009.........  $ 7.64996    $ 9.34522          0
   01/01/2010 to 12/31/2010.........  $ 9.34522    $10.32576          0
   01/01/2011 to 12/31/2011.........  $10.32576    $10.17163          0
   01/01/2012 to 12/31/2012.........  $10.17163    $11.09083          0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24253    $11.10310          0
   01/01/2008 to 12/31/2008.........  $11.10310    $ 5.47103          0
   01/01/2009 to 12/31/2009.........  $ 5.47103    $ 7.32822          0
   01/01/2010 to 12/31/2010.........  $ 7.32822    $ 8.30739          0
   01/01/2011 to 12/31/2011.........  $ 8.30739    $ 7.16210          0
   01/01/2012 to 12/31/2012.........  $ 7.16210    $ 8.53521          0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18930    $10.50364          0
   01/01/2008 to 12/31/2008.........  $10.50364    $ 5.82357          0
   01/01/2009 to 12/31/2009.........  $ 5.82357    $ 7.52432          0
   01/01/2010 to 12/31/2010.........  $ 7.52432    $ 8.27530          0
   01/01/2011 to 12/31/2011.........  $ 8.27530    $ 7.16520          0
   01/01/2012 to 12/31/2012.........  $ 7.16520    $ 8.27710          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
FORMERLY, AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11197    $ 7.17177          0
   01/01/2009 to 12/31/2009.........  $ 7.17177    $ 8.99415          0
   01/01/2010 to 12/31/2010.........  $ 8.99415    $10.13540          0
   01/01/2011 to 12/31/2011.........  $10.13540    $ 9.97792          0
   01/01/2012 to 12/31/2012.........  $ 9.97792    $11.22089          0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08369    $ 9.72186          0
   01/01/2008 to 12/31/2008.........  $ 9.72186    $ 7.92991          0
   01/01/2009 to 12/31/2009.........  $ 7.92991    $ 9.58003          0
   01/01/2010 to 12/31/2010.........  $ 9.58003    $10.17927          0
   01/01/2011 to 12/31/2011.........  $10.17927    $10.10188          0
   01/01/2012 to 12/31/2012.........  $10.10188    $11.07377          0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08457    $10.29960          0
   01/01/2010 to 12/31/2010.........  $10.29960    $11.35152          0
   01/01/2011 to 12/31/2011.........  $11.35152    $11.31352          0
   01/01/2012 to 12/31/2012.........  $11.31352    $12.90238          0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14595    $10.30942          0
   01/01/2010 to 12/31/2010.........  $10.30942    $11.60801          0
   01/01/2011 to 12/31/2011.........  $11.60801    $10.81822          0
   01/01/2012 to 12/31/2012.........  $10.81822    $12.12833          0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18270    $10.37393          0
   01/01/2008 to 12/31/2008.........  $10.37393    $ 6.02093          0
   01/01/2009 to 12/31/2009.........  $ 6.02093    $ 8.10028          0
   01/01/2010 to 12/31/2010.........  $ 8.10028    $ 8.59495          0
   01/01/2011 to 12/31/2011.........  $ 8.59495    $ 7.73126          0
   01/01/2012 to 12/31/2012.........  $ 7.73126    $ 9.33163          0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09273    $ 9.58859          0
   01/01/2008 to 12/31/2008.........  $ 9.58859    $ 5.55478          0
   01/01/2009 to 12/31/2009.........  $ 5.55478    $ 6.56849          0
   01/01/2010 to 12/31/2010.........  $ 6.56849    $ 7.35911          0
   01/01/2011 to 12/31/2011.........  $ 7.35911    $ 6.98136          0
   01/01/2012 to 12/31/2012.........  $ 6.98136    $ 8.07941          0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00764    $10.42944          0
   01/01/2008 to 12/31/2008.........  $10.42944    $ 7.92501          0
   01/01/2009 to 12/31/2009.........  $ 7.92501    $10.56148          0
   01/01/2010 to 12/31/2010.........  $10.56148    $11.85959          0
   01/01/2011 to 12/31/2011.........  $11.85959    $12.93633          0
   01/01/2012 to 12/31/2012.........  $12.93633    $13.56748        987

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13369    $10.85812           0
   01/01/2008 to 12/31/2008.........  $10.85812    $ 6.05687           0
   01/01/2009 to 12/31/2009.........  $ 6.05687    $ 7.78148           0
   01/01/2010 to 12/31/2010.........  $ 7.78148    $ 9.22606           0
   01/01/2011 to 12/31/2011.........  $ 9.22606    $ 9.05121           0
   01/01/2012 to 12/31/2012.........  $ 9.05121    $10.06059       2,620
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15708    $10.46349           0
   01/01/2008 to 12/31/2008.........  $10.46349    $ 6.83847           0
   01/01/2009 to 12/31/2009.........  $ 6.83847    $ 8.90397           0
   01/01/2010 to 12/31/2010.........  $ 8.90397    $ 9.87764           0
   01/01/2011 to 12/31/2011.........  $ 9.87764    $ 9.47345           0
   01/01/2012 to 12/31/2012.........  $ 9.47345    $11.54417       1,235
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10918    $10.79702           0
   01/01/2008 to 12/31/2008.........  $10.79702    $ 6.80925           0
   01/01/2009 to 12/31/2009.........  $ 6.80925    $ 8.38024           0
   01/01/2010 to 12/31/2010.........  $ 8.38024    $ 9.35785           0
   01/01/2011 to 12/31/2011.........  $ 9.35785    $ 9.21009           0
   01/01/2012 to 12/31/2012.........  $ 9.21009    $10.67659           0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07817    $ 9.77879           0
   01/01/2008 to 12/31/2008.........  $ 9.77879    $ 5.99070           0
   01/01/2009 to 12/31/2009.........  $ 5.99070    $ 8.23780           0
   01/01/2010 to 12/31/2010.........  $ 8.23780    $10.08157           0
   01/01/2011 to 12/31/2011.........  $10.08157    $ 9.63721           0
   01/01/2012 to 12/31/2012.........  $ 9.63721    $11.29828           0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00050    $10.15956           0
   01/01/2008 to 12/31/2008.........  $10.15956    $10.31135           0
   01/01/2009 to 12/31/2009.........  $10.31135    $10.23406           0
   01/01/2010 to 12/31/2010.........  $10.23406    $10.13528           0
   01/01/2011 to 12/31/2011.........  $10.13528    $10.03704           0
   01/01/2012 to 12/31/2012.........  $10.03704    $ 9.93815           0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10530    $10.05498           0
   01/01/2008 to 12/31/2008.........  $10.05498    $ 5.74837           0
   01/01/2009 to 12/31/2009.........  $ 5.74837    $ 8.00467           0
   01/01/2010 to 12/31/2010.........  $ 8.00467    $ 9.78262           0
   01/01/2011 to 12/31/2011.........  $ 9.78262    $ 9.44504           0
   01/01/2012 to 12/31/2012.........  $ 9.44504    $10.95306           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15896    $10.53280          0
   01/01/2008 to 12/31/2008.........  $10.53280    $ 5.92524          0
   01/01/2009 to 12/31/2009.........  $ 5.92524    $ 7.61412          0
   01/01/2010 to 12/31/2010.........  $ 7.61412    $ 9.70048          0
   01/01/2011 to 12/31/2011.........  $ 9.70048    $ 9.76638          0
   01/01/2012 to 12/31/2012.........  $ 9.76638    $10.86682        613
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05198    $11.27163          0
   01/01/2008 to 12/31/2008.........  $11.27163    $ 6.41269          0
   01/01/2009 to 12/31/2009.........  $ 6.41269    $ 7.78174          0
   01/01/2010 to 12/31/2010.........  $ 7.78174    $ 9.26605          0
   01/01/2011 to 04/29/2011.........  $ 9.26605    $10.41590          0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99918    $10.37049          0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10192    $ 5.59093          0
   01/01/2009 to 12/31/2009.........  $ 5.59093    $ 9.21740          0
   01/01/2010 to 12/31/2010.........  $ 9.21740    $11.15837          0
   01/01/2011 to 12/31/2011.........  $11.15837    $ 8.80833          0
   01/01/2012 to 12/31/2012.........  $ 8.80833    $10.28460          0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99918    $10.37452          0
   01/01/2008 to 12/31/2008.........  $10.37452    $10.38622          0
   01/01/2009 to 12/31/2009.........  $10.38622    $11.33515          0
   01/01/2010 to 12/31/2010.........  $11.33515    $11.66042          0
   01/01/2011 to 12/31/2011.........  $11.66042    $11.80444          0
   01/01/2012 to 12/31/2012.........  $11.80444    $12.23617        542
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99055    $10.63572          0
   01/01/2008 to 12/31/2008.........  $10.63572    $10.29238          0
   01/01/2009 to 12/31/2009.........  $10.29238    $11.87444          0
   01/01/2010 to 12/31/2010.........  $11.87444    $12.66421          0
   01/01/2011 to 12/31/2011.........  $12.66421    $12.93721          0
   01/01/2012 to 12/31/2012.........  $12.93721    $14.00298        965
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05295    $10.52485          0
   01/01/2008 to 12/31/2008.........  $10.52485    $ 8.39002          0
   01/01/2009 to 12/31/2009.........  $ 8.39002    $ 9.97136          0
   01/01/2010 to 12/31/2010.........  $ 9.97136    $10.91616          0
   01/01/2011 to 12/31/2011.........  $10.91616    $10.91559          0
   01/01/2012 to 12/31/2012.........  $10.91559    $11.92853          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08387    $ 9.77734           0
   01/01/2008 to 12/31/2008.........  $ 9.77734    $ 5.93256           0
   01/01/2009 to 12/31/2009.........  $ 5.93256    $ 7.15556           0
   01/01/2010 to 12/31/2010.........  $ 7.15556    $ 8.15084           0
   01/01/2011 to 12/31/2011.........  $ 8.15084    $ 8.34914           0
   01/01/2012 to 12/31/2012.........  $ 8.34914    $ 9.82079       1,356
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99918    $ 8.93982           0
   01/01/2012 to 12/31/2012.........  $ 8.93982    $10.01581           0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
FORMERLY, AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09946    $ 6.72781           0
   01/01/2009 to 12/31/2009.........  $ 6.72781    $ 8.44964           0
   01/01/2010 to 12/31/2010.........  $ 8.44964    $ 9.56579           0
   01/01/2011 to 12/31/2011.........  $ 9.56579    $ 9.24481           0
   01/01/2012 to 12/31/2012.........  $ 9.24481    $10.60870           0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08262    $10.44865           0
   01/01/2008 to 12/31/2008.........  $10.44865    $ 7.22179           0
   01/01/2009 to 12/31/2009.........  $ 7.22179    $ 9.11023           0
   01/01/2010 to 12/31/2010.........  $ 9.11023    $10.08539           0
   01/01/2011 to 12/31/2011.........  $10.08539    $ 9.64793           0
   01/01/2012 to 12/31/2012.........  $ 9.64793    $10.61605           0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09728    $ 9.89974           0
   01/01/2008 to 12/31/2008.........  $ 9.89974    $ 6.37126           0
   01/01/2009 to 12/31/2009.........  $ 6.37126    $ 8.44705           0
   01/01/2010 to 12/31/2010.........  $ 8.44705    $11.40898           0
   01/01/2011 to 12/31/2011.........  $11.40898    $11.18536           0
   01/01/2012 to 12/31/2012.........  $11.18536    $12.42285           0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09341    $ 9.48190           0
   01/01/2008 to 12/31/2008.........  $ 9.48190    $ 6.59820           0
   01/01/2009 to 12/31/2009.........  $ 6.59820    $ 8.29667           0
   01/01/2010 to 12/31/2010.........  $ 8.29667    $10.34967           0
   01/01/2011 to 12/31/2011.........  $10.34967    $ 9.63469           0
   01/01/2012 to 12/31/2012.........  $ 9.63469    $11.27156           0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07042    $10.23309           0
   01/01/2008 to 12/31/2008.........  $10.23309    $ 7.50318           0
   01/01/2009 to 12/31/2009.........  $ 7.50318    $ 9.22207           0
   01/01/2010 to 12/31/2010.........  $ 9.22207    $10.18373           0
   01/01/2011 to 12/31/2011.........  $10.18373    $10.28286           0
   01/01/2012 to 12/31/2012.........  $10.28286    $11.55489           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09151    $ 9.51355           0
   01/01/2008 to 12/31/2008.........  $ 9.51355    $ 5.47408           0
   01/01/2009 to 12/31/2009.........  $ 5.47408    $ 6.70961           0
   01/01/2010 to 12/31/2010.........  $ 6.70961    $ 7.52291           0
   01/01/2011 to 12/31/2011.........  $ 7.52291    $ 7.32632           0
   01/01/2012 to 12/31/2012.........  $ 7.32632    $ 8.50491       1,596
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00761    $10.64189           0
   01/01/2008 to 12/31/2008.........  $10.64189    $10.27989           0
   01/01/2009 to 12/31/2009.........  $10.27989    $11.41118           0
   01/01/2010 to 12/31/2010.........  $11.41118    $11.94694           0
   01/01/2011 to 12/31/2011.........  $11.94694    $12.31634           0
   01/01/2012 to 12/31/2012.........  $12.31634    $12.83135           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14599    $10.10721           0
   01/01/2008 to 12/31/2008.........  $10.10721    $ 5.94755           0
   01/01/2009 to 12/31/2009.........  $ 5.94755    $ 9.03144           0
   01/01/2010 to 12/31/2010.........  $ 9.03144    $10.35562           0
   01/01/2011 to 12/31/2011.........  $10.35562    $10.07921           0
   01/01/2012 to 12/31/2012.........  $10.07921    $11.73379           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18095    $11.67442           0
   01/01/2008 to 12/31/2008.........  $11.67442    $ 5.78102           0
   01/01/2009 to 12/31/2009.........  $ 5.78102    $ 8.54834           0
   01/01/2010 to 12/31/2010.........  $ 8.54834    $10.19480           0
   01/01/2011 to 12/31/2011.........  $10.19480    $ 8.58803           0
   01/01/2012 to 12/31/2012.........  $ 8.58803    $ 8.81034           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13076    $10.38882           0
   01/01/2008 to 12/31/2008.........  $10.38882    $ 5.93223           0
   01/01/2009 to 12/31/2009.........  $ 5.93223    $ 7.54334           0
   01/01/2010 to 12/31/2010.........  $ 7.54334    $ 8.56170           0
   01/01/2011 to 12/31/2011.........  $ 8.56170    $ 8.18395           0
   01/01/2012 to 12/31/2012.........  $ 8.18395    $ 8.99466           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99918    $ 9.98774           0
   01/01/2008 to 12/31/2008.........  $ 9.98774    $ 9.37350           0
   01/01/2009 to 12/31/2009.........  $ 9.37350    $10.35986           0
   01/01/2010 to 12/31/2010.........  $10.35986    $11.05698           0
   01/01/2011 to 12/31/2011.........  $11.05698    $11.60696           0
   01/01/2012 to 12/31/2012.........  $11.60696    $12.39423       1,081

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07829    $ 6.67266         0
   01/01/2009 to 12/31/2009.........  $ 6.67266    $ 8.59277         0
   01/01/2010 to 12/31/2010.........  $ 8.59277    $ 9.37875         0
   01/01/2011 to 12/31/2011.........  $ 9.37875    $ 9.13073         0
   01/01/2012 to 09/21/2012.........  $ 9.13073    $10.27913         0



*  Denotes the start date of these sub-accounts

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         Financial Statements as of December 31, 2012 and for the years ended December 31, 2012 and 2011 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2012, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, IL

April 1, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST
                             ACADEMIC                   AST         AST                     AST
                            STRATEGIES      AST      BALANCED    BLACKROCK      AST        BOND
                               ASSET     ADVANCED      ASSET      GLOBAL     BLACKROCK   PORTFOLIO
                            ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     VALUE       2018
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value. $6,651,435  $2,580,169  $9,092,177    $17,300     $22,028    $659,659
                            ----------  ----------  ----------    -------     -------    --------
    Total assets........... $6,651,435  $2,580,169  $9,092,177    $17,300     $22,028    $659,659
                            ==========  ==========  ==========    =======     =======    ========
NET ASSETS
Accumulation units......... $6,651,435  $2,580,169  $9,092,177    $17,300     $22,028    $659,659
Contracts in payout
 (annuitization) period....         --          --          --         --          --          --
                            ----------  ----------  ----------    -------     -------    --------
    Total net assets....... $6,651,435  $2,580,169  $9,092,177    $17,300     $22,028    $659,659
                            ==========  ==========  ==========    =======     =======    ========
FUND SHARE
 INFORMATION
Number of shares...........    581,928     213,590     775,122      1,676       2,311      53,155
                            ==========  ==========  ==========    =======     =======    ========
Cost of investments........ $5,908,673  $2,134,863  $7,647,442    $16,897     $24,439    $587,112
                            ==========  ==========  ==========    =======     =======    ========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     9.48  $    10.50  $    10.01    $  9.88     $  8.07    $  11.77
                            ==========  ==========  ==========    =======     =======    ========
    Highest................ $    14.16  $    15.17  $    14.19    $ 10.20     $ 15.29    $  14.41
                            ==========  ==========  ==========    =======     =======    ========

--------
(I)The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST         AST         AST         AST         AST     AST CAPITAL
                               BOND        BOND        BOND        BOND        BOND       GROWTH
                             PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET
                               2019        2020        2021        2022        2023     ALLOCATION
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.  $335,425     $    1     $336,727    $557,943    $191,561   $6,389,795
                             --------     ------     --------    --------    --------   ----------
    Total assets...........  $335,425     $    1     $336,727    $557,943    $191,561   $6,389,795
                             ========     ======     ========    ========    ========   ==========
NET ASSETS
Accumulation units.........  $335,425     $    1     $336,727    $557,943    $191,561   $6,389,795
Contracts in payout
 (annuitization) period....        --         --           --          --          --           --
                             --------     ------     --------    --------    --------   ----------
    Total net assets.......  $335,425     $    1     $336,727    $557,943    $191,561   $6,389,795
                             ========     ======     ========    ========    ========   ==========
FUND SHARE
 INFORMATION
Number of shares...........    32,408         --       24,052      43,151      18,089      559,527
                             ========     ======     ========    ========    ========   ==========
Cost of investments........  $355,748     $    1     $301,435    $513,505    $191,306   $5,605,062
                             ========     ======     ========    ========    ========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $  11.93     $11.49     $  13.20    $  12.22    $  10.29   $     9.34
                             ========     ======     ========    ========    ========   ==========
    Highest................  $  14.56     $12.20     $  13.77    $  12.58    $  10.43   $    14.63
                             ========     ======     ========    ========    ========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            --------------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED     ADVANCED
                              SERIES      SERIES      SERIES       SERIES       SERIES       SERIES
                               TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ------------- ----------- ------------
                                AST                                                           AST
                                CLS         AST         AST          AST          AST     FIRST TRUST
                             MODERATE     COHEN &    FEDERATED  FI PYRAMIS(R) FIRST TRUST   CAPITAL
                               ASSET      STEERS    AGGRESSIVE      ASSET      BALANCED   APPRECIATION
                            ALLOCATION    REALTY      GROWTH     ALLOCATION     TARGET       TARGET
                            ----------- ----------- ----------- ------------- ----------- ------------
ASSETS
Investments, at fair value. $1,740,944    $74,237     $19,878     $220,788    $2,554,969  $10,160,444
                            ----------    -------     -------     --------    ----------  -----------
    Total assets........... $1,740,944    $74,237     $19,878     $220,788    $2,554,969  $10,160,444
                            ==========    =======     =======     ========    ==========  ===========
NET ASSETS
Accumulation units......... $1,740,944    $74,237     $19,878     $220,788    $2,554,969  $10,160,444
Contracts in payout
 (annuitization) period....         --         --          --           --            --           --
                            ----------    -------     -------     --------    ----------  -----------
    Total net assets....... $1,740,944    $74,237     $19,878     $220,788    $2,554,969  $10,160,444
                            ==========    =======     =======     ========    ==========  ===========
FUND SHARE
 INFORMATION
Number of shares...........    170,514     10,114       2,064       20,908       249,753      994,173
                            ==========    =======     =======     ========    ==========  ===========
Cost of investments........ $1,387,282    $77,864     $19,705     $185,689    $2,309,254  $ 9,397,918
                            ==========    =======     =======     ========    ==========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     9.83    $ 11.10     $  9.15     $  10.23    $     9.21  $      8.69
                            ==========    =======     =======     ========    ==========  ===========
    Highest................ $    13.67    $ 21.69     $ 16.96     $  14.20    $    14.48  $     14.47
                            ==========    =======     =======     ========    ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            ---------------------------------------------------------------------------
                               ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                TRUST         TRUST       TRUST        TRUST       TRUST       TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            -------------- ----------- ------------ ----------- ----------- -----------
                                 AST                       AST          AST         AST         AST
                               FRANKLIN        AST       GOLDMAN      GOLDMAN     GOLDMAN     GOLDMAN
                              TEMPLETON      GLOBAL       SACHS        SACHS       SACHS       SACHS
                            FOUNDING FUNDS    REAL     CONCENTRATED  LARGE-CAP    MID-CAP    SMALL-CAP
                              ALLOCATION     ESTATE       GROWTH       VALUE      GROWTH       VALUE
                            -------------- ----------- ------------ ----------- ----------- -----------
ASSETS
Investments, at fair value.   $2,990,758     $2,759      $48,943      $8,128      $42,404     $5,738
                              ----------     ------      -------      ------      -------     ------
    Total assets...........   $2,990,758     $2,759      $48,943      $8,128      $42,404     $5,738
                              ==========     ======      =======      ======      =======     ======
NET ASSETS
Accumulation units.........   $2,990,758     $2,759      $48,943      $8,128      $42,404     $5,738
Contracts in payout
 (annuitization) period....           --         --           --          --           --         --
                              ----------     ------      -------      ------      -------     ------
    Total net assets.......   $2,990,758     $2,759      $48,943      $8,128      $42,404     $5,738
                              ==========     ======      =======      ======      =======     ======
FUND SHARE
 INFORMATION
Number of shares...........      275,139        293        1,562         461        8,077        474
                              ==========     ======      =======      ======      =======     ======
Cost of investments........   $2,954,452     $2,071      $35,424      $8,925      $41,027     $4,427
                              ==========     ======      =======      ======      =======     ======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $    10.66     $10.72      $ 10.30      $ 8.05      $ 11.78     $12.91
                              ==========     ======      =======      ======      =======     ======
    Highest................   $    10.80     $19.05      $ 15.39      $14.71      $ 17.71     $17.91
                              ==========     ======      =======      ======      =======     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            ---------------------------------------------------------------------------
                             ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED
                              SERIES      SERIES       SERIES        SERIES       SERIES      SERIES
                               TRUST       TRUST        TRUST         TRUST        TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ------------- ------------- ----------- -----------
                                            AST
                                          HORIZON                                   AST         AST
                                         MODERATE        AST           AST      INVESTMENT   JPMORGAN
                                AST        ASSET    INTERNATIONAL INTERNATIONAL    GRADE      GLOBAL
                            HIGH YIELD  ALLOCATION     GROWTH         VALUE        BOND      THEMATIC
                            ----------- ----------- ------------- ------------- ----------- -----------
ASSETS
Investments, at fair value.   $84,788    $543,200      $51,242       $62,177    $4,735,331   $118,676
                              -------    --------      -------       -------    ----------   --------
    Total assets...........   $84,788    $543,200      $51,242       $62,177    $4,735,331   $118,676
                              =======    ========      =======       =======    ==========   ========
NET ASSETS
Accumulation units.........   $84,788    $543,200      $51,242       $62,177    $4,735,331   $118,676
Contracts in payout
 (annuitization) period....        --          --           --            --            --         --
                              -------    --------      -------       -------    ----------   --------
    Total net assets.......   $84,788    $543,200      $51,242       $62,177    $4,735,331   $118,676
                              =======    ========      =======       =======    ==========   ========
FUND SHARE
 INFORMATION
Number of shares...........    11,069      51,294        4,321         4,048       717,474     10,978
                              =======    ========      =======       =======    ==========   ========
Cost of investments........   $80,317    $461,602      $50,679       $75,111    $4,545,812   $ 98,016
                              =======    ========      =======       =======    ==========   ========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $ 12.18    $  10.28      $  7.82       $  7.58    $    13.77   $  10.40
                              =======    ========      =======       =======    ==========   ========
    Highest................   $ 15.77    $  13.70      $ 15.04       $ 14.03    $    15.69   $  14.87
                              =======    ========      =======       =======    ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            ---------------------------------------------------------------------------
                              ADVANCED      ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                               SERIES        SERIES       SERIES      SERIES      SERIES      SERIES
                                TRUST         TRUST        TRUST       TRUST       TRUST       TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ------------- ------------- ----------- ----------- ----------- -----------
                                 AST           AST                      AST         AST
                              JPMORGAN      JPMORGAN        AST     LORD ABBETT   MARSICO       AST
                            INTERNATIONAL   STRATEGIC    LARGE-CAP  CORE FIXED    CAPITAL   MFS GLOBAL
                               EQUITY     OPPORTUNITIES    VALUE      INCOME      GROWTH      EQUITY
                            ------------- ------------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.    $49,056     $3,217,750     $5,999      $61,815     $97,506     $56,266
                               -------     ----------     ------      -------     -------     -------
    Total assets...........    $49,056     $3,217,750     $5,999      $61,815     $97,506     $56,266
                               =======     ==========     ======      =======     =======     =======
NET ASSETS
Accumulation units.........    $49,056     $3,217,750     $5,999      $61,815     $97,506     $56,266
Contracts in payout
 (annuitization) period....         --             --         --           --          --          --
                               -------     ----------     ------      -------     -------     -------
    Total net assets.......    $49,056     $3,217,750     $5,999      $61,815     $97,506     $56,266
                               =======     ==========     ======      =======     =======     =======
FUND SHARE
 INFORMATION
Number of shares...........      2,210        229,021        422        5,375       4,565       4,740
                               =======     ==========     ======      =======     =======     =======
Cost of investments........    $47,645     $2,759,992     $6,068      $56,046     $90,419     $53,610
                               =======     ==========     ======      =======     =======     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................    $  8.54     $    10.14     $ 7.40      $ 12.42     $  9.21     $ 10.57
                               =======     ==========     ======      =======     =======     =======
    Highest................    $ 15.24     $    13.13     $15.24      $ 15.11     $ 16.00     $ 16.87
                               =======     ==========     ======      =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                                                    AST         AST         AST
                                                                 NEUBERGER   NEUBERGER      NEW
                                AST         AST         AST      BERMAN /     BERMAN     DISCOVERY
                                MFS       MID-CAP      MONEY    LSV MID-CAP   MID-CAP      ASSET
                              GROWTH       VALUE      MARKET       VALUE      GROWTH    ALLOCATION
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $14,296     $31,333    $325,084     $25,274     $40,618     $5,504
                              -------     -------    --------     -------     -------     ------
    Total assets...........   $14,296     $31,333    $325,084     $25,274     $40,618     $5,504
                              =======     =======    ========     =======     =======     ======
NET ASSETS
Accumulation units.........   $14,296     $31,333    $325,084     $25,274     $40,618     $5,504
Contracts in payout
 (annuitization) period....        --          --          --          --          --         --
                              -------     -------    --------     -------     -------     ------
    Total net assets.......   $14,296     $31,333    $325,084     $25,274     $40,618     $5,504
                              =======     =======    ========     =======     =======     ======
FUND SHARE
 INFORMATION
Number of shares...........     1,280       2,335     325,084       1,491       1,664        534
                              =======     =======    ========     =======     =======     ======
Cost of investments........   $11,139     $20,972    $325,084     $22,678     $34,738     $5,331
                              =======     =======    ========     =======     =======     ======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  9.78     $ 10.34    $   9.00     $ 10.03     $  9.95     $10.24
                              =======     =======    ========     =======     =======     ======
    Highest................   $ 15.07     $ 17.66    $   9.94     $ 18.27     $ 17.17     $10.37
                              =======     =======    ========     =======     =======     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            -------------------------------------------------------------------------
                             ADVANCED    ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES       SERIES       SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ------------ ------------ ----------- -----------
                                AST         AST
                            PARAMETRIC     PIMCO        AST          AST          AST         AST
                             EMERGING     LIMITED      PIMCO     PRESERVATION   QMA US     SCHRODERS
                              MARKETS    MATURITY   TOTAL RETURN    ASSET       EQUITY      GLOBAL
                              EQUITY       BOND         BOND      ALLOCATION     ALPHA     TACTICAL
                            ----------- ----------- ------------ ------------ ----------- -----------
ASSETS
Investments, at fair value.   $16,507    $116,152     $440,485    $8,681,178    $47,039    $402,468
                              -------    --------     --------    ----------    -------    --------
    Total assets...........   $16,507    $116,152     $440,485    $8,681,178    $47,039    $402,468
                              =======    ========     ========    ==========    =======    ========
NET ASSETS
Accumulation units.........   $16,507    $116,152     $440,485    $8,681,178    $47,039    $402,468
Contracts in payout
 (annuitization) period....        --          --           --            --         --          --
                              -------    --------     --------    ----------    -------    --------
    Total net assets.......   $16,507    $116,152     $440,485    $8,681,178    $47,039    $402,468
                              =======    ========     ========    ==========    =======    ========
FUND SHARE
 INFORMATION
Number of shares...........     1,844      10,978       35,182       720,430      3,459      33,964
                              =======    ========     ========    ==========    =======    ========
Cost of investments........   $14,980    $121,414     $416,305    $7,448,098    $42,303    $324,159
                              =======    ========     ========    ==========    =======    ========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  9.57    $  10.63     $  12.24    $    10.92    $  8.99    $   9.83
                              =======    ========     ========    ==========    =======    ========
    Highest................   $ 16.07    $  12.24     $  14.00    $    13.51    $ 17.11    $  15.08
                              =======    ========     ========    ==========    =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            -----------------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED     ADVANCED      ADVANCED      ADVANCED
                              SERIES      SERIES      SERIES       SERIES        SERIES        SERIES
                               TRUST       TRUST       TRUST        TRUST         TRUST         TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ----------- ----------- ----------- ------------- ------------- -------------
                                AST
                             SCHRODERS                               AST           AST           AST
                            MULTI-ASSET     AST         AST     T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
                               WORLD     SMALL-CAP   SMALL-CAP      ASSET        EQUITY        GLOBAL
                            STRATEGIES    GROWTH       VALUE     ALLOCATION      INCOME         BOND
                            ----------- ----------- ----------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $820,850     $3,043      $22,633    $5,669,268      $63,287       $62,339
                             --------     ------      -------    ----------      -------       -------
    Total assets...........  $820,850     $3,043      $22,633    $5,669,268      $63,287       $62,339
                             ========     ======      =======    ==========      =======       =======
NET ASSETS
Accumulation units.........  $820,850     $3,043      $22,633    $5,669,268      $63,287       $62,339
Contracts in payout
 (annuitization) period....        --         --           --            --           --            --
                             --------     ------      -------    ----------      -------       -------
    Total net assets.......  $820,850     $3,043      $22,633    $5,669,268      $63,287       $62,339
                             ========     ======      =======    ==========      =======       =======
FUND SHARE
 INFORMATION
Number of shares...........    59,396        134        1,517       297,287        6,662         5,571
                             ========     ======      =======    ==========      =======       =======
Cost of investments........  $702,040     $1,808      $15,982    $4,681,776      $57,526       $62,320
                             ========     ======      =======    ==========      =======       =======
ACCUMULATION UNIT
 VALUE
    Lowest.................  $   9.72     $11.37      $ 10.32    $    10.58      $  7.79       $ 11.09
                             ========     ======      =======    ==========      =======       =======
    Highest................  $  14.05     $18.80      $ 17.11    $    14.81      $ 15.92       $ 12.83
                             ========     ======      =======    ==========      =======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                        ---------------------------------------------------------------------------------
                                                                                ALLIANCE      ALLIANCE
                                                                                BERNSTEIN     BERNSTEIN
                          ADVANCED      ADVANCED      ADVANCED     ADVANCED     VARIABLE      VARIABLE
                           SERIES        SERIES        SERIES       SERIES       PRODUCT       PRODUCT
                            TRUST         TRUST         TRUST        TRUST     SERIES FUND   SERIES FUND
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                        ------------- ------------- ------------- ----------- ------------- -------------
                             AST           AST           AST      AST WESTERN                 ALLIANCE
                        T. ROWE PRICE T. ROWE PRICE  WELLINGTON      ASSET      ALLIANCE    BERNSTEIN VPS
                          LARGE-CAP      NATURAL     MANAGEMENT    CORE PLUS  BERNSTEIN VPS   GROWTH &
                           GROWTH       RESOURCES   HEDGED EQUITY    BOND        GROWTH        INCOME
                        ------------- ------------- ------------- ----------- ------------- -------------
ASSETS
Investments, at fair
 value.................    $32,697      $117,212      $118,647      $13,402    $21,048,434   $59,851,746
                           -------      --------      --------      -------    -----------   -----------
    Total assets.......    $32,697      $117,212      $118,647      $13,402    $21,048,434   $59,851,746
                           =======      ========      ========      =======    ===========   ===========
NET ASSETS
Accumulation units.....    $32,697      $117,212      $118,647      $13,402    $20,998,822   $59,741,712
Contracts in payout
 (annuitization)
 period................         --            --            --           --         49,612       110,034
                           -------      --------      --------      -------    -----------   -----------
    Total net assets...    $32,697      $117,212      $118,647      $13,402    $21,048,434   $59,851,746
                           =======      ========      ========      =======    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.......      2,285         5,950        11,924        1,250        935,486     2,896,987
                           =======      ========      ========      =======    ===========   ===========
Cost of investments....    $23,434      $153,017      $117,193      $13,227    $16,376,429   $60,376,466
                           =======      ========      ========      =======    ===========   ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $ 10.74      $   6.89      $   8.24      $ 11.41    $      7.18   $     11.89
                           =======      ========      ========      =======    ===========   ===========
    Highest............    $ 16.64      $  13.80      $  14.81      $ 12.53    $     15.86   $     15.65
                           =======      ========      ========      =======    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                      -----------------------------------------------------------------------------------------
                        ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                        BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN         AMERICAN
                        VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY          CENTURY
                         PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE         VARIABLE
                       SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.
                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                      ------------- ------------- ------------- ------------- ---------------- ----------------
                        ALLIANCE      ALLIANCE      ALLIANCE
                      BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN         AMERICAN
                      INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY          CENTURY
                          VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED    VP INTERNATIONAL
                      ------------- ------------- ------------- ------------- ---------------- ----------------
ASSETS
Investments, at fair
 value...............  $14,231,456   $17,489,451   $18,040,271   $1,352,328       $10,727           $5,049
                       -----------   -----------   -----------   ----------       -------           ------
    Total assets.....  $14,231,456   $17,489,451   $18,040,271   $1,352,328       $10,727           $5,049
                       ===========   ===========   ===========   ==========       =======           ======
NET ASSETS
Accumulation
 units...............  $14,231,456   $17,482,165   $18,040,271   $1,352,328       $10,727           $5,049
Contracts in payout
 (annuitization)
 period..............           --         7,286            --           --            --               --
                       -----------   -----------   -----------   ----------       -------           ------
    Total net
     assets..........  $14,231,456   $17,489,451   $18,040,271   $1,352,328       $10,727           $5,049
                       ===========   ===========   ===========   ==========       =======           ======
FUND SHARE
 INFORMATION
Number of shares.....    1,108,369       575,690     1,026,182      128,304         1,504              565
                       ===========   ===========   ===========   ==========       =======           ======
Cost of
 investments.........  $18,445,610   $13,788,079   $15,626,651   $1,501,585       $10,219           $4,224
                       ===========   ===========   ===========   ==========       =======           ======
ACCUMULATION
 UNIT VALUE
    Lowest...........  $      8.91   $      6.63   $     21.16   $     9.61       $ 17.70           $15.71
                       ===========   ===========   ===========   ==========       =======           ======
    Highest..........  $      9.34   $     14.64   $     22.44   $    10.08       $ 17.98           $15.96
                       ===========   ===========   ===========   ==========       =======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                        ---------------------------------------------------------------------------------
                          DREYFUS
                         SOCIALLY                      DREYFUS      DREYFUS          DWS         DWS
                        RESPONSIBLE                    VARIABLE     VARIABLE      VARIABLE     VARIABLE
                          GROWTH      DREYFUS STOCK   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT
                        FUND, INC.     INDEX FUND        FUND         FUND        SERIES I     SERIES I
                        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT
                        -----------   -------------  ------------ ------------   ----------- ------------
                          DREYFUS
                         SOCIALLY                                                                DWS
                        RESPONSIBLE   DREYFUS STOCK  VIF GROWTH &     VIF            DWS       CAPITAL
                        GROWTH FUND    INDEX FUND       INCOME    MONEY MARKET   BOND VIP A  GROWTH VIP A
                        -----------   -------------  ------------ ------------   ----------- ------------
ASSETS
Investments, at fair
 value.................   $15,446       $451,021       $75,208      $506,049      $365,214     $928,154
                          -------       --------       -------      --------      --------     --------
    Total assets.......   $15,446       $451,021       $75,208      $506,049      $365,214     $928,154
                          =======       ========       =======      ========      ========     ========
NET ASSETS
Accumulation units.....   $15,446       $451,021       $75,208      $506,049      $324,985     $900,953
Contracts in payout
 (annuitization)
 period................        --             --            --            --        40,229       27,201
                          -------       --------       -------      --------      --------     --------
    Total net assets...   $15,446       $451,021       $75,208      $506,049      $365,214     $928,154
                          =======       ========       =======      ========      ========     ========
FUND SHARE
 INFORMATION
Number of shares.......       465         14,156         3,408       506,049        62,006       43,412
                          =======       ========       =======      ========      ========     ========
Cost of investments....   $13,818       $409,392       $70,266      $506,050      $360,110     $746,824
                          =======       ========       =======      ========      ========     ========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $  8.13 (I)   $  10.73 (I)   $  9.86      $  10.37 (I)  $  15.37     $  13.36
                          =======       ========       =======      ========      ========     ========
    Highest............   $  8.13       $  10.73       $ 14.12      $  10.37      $  15.59     $  13.55
                          =======       ========       =======      ========      ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                        ------------------------------------------------------------------------------
                            DWS         DWS           DWS           DWS          DWS          DWS
                         VARIABLE     VARIABLE     VARIABLE      VARIABLE     VARIABLE     VARIABLE
                        INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT
                         SERIES I     SERIES I     SERIES I      SERIES II    SERIES II    SERIES II
                        SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                        ----------- ------------ ------------- ------------- ----------- -------------
                                        DWS                         DWS          DWS          DWS
                            DWS        GLOBAL         DWS      GLOBAL INCOME    MONEY    SMALL MID CAP
                        CORE EQUITY  SMALL CAP   INTERNATIONAL    BUILDER      MARKET       GROWTH
                           VIP A    GROWTH VIP A     VIP A       VIP A II     VIP A II     VIP A II
                        ----------- ------------ ------------- ------------- ----------- -------------
ASSETS
Investments, at fair
 value.................  $381,962    $1,001,339    $323,595     $1,263,303    $173,294     $281,653
                         --------    ----------    --------     ----------    --------     --------
    Total assets.......  $381,962    $1,001,339    $323,595     $1,263,303    $173,294     $281,653
                         ========    ==========    ========     ==========    ========     ========
NET ASSETS
Accumulation units.....  $378,033    $1,001,339    $317,913     $1,207,250    $173,294     $281,653
Contracts in payout
 (annuitization)
 period................     3,929            --       5,682         56,053          --           --
                         --------    ----------    --------     ----------    --------     --------
    Total net assets...  $381,962    $1,001,339    $323,595     $1,263,303    $173,294     $281,653
                         ========    ==========    ========     ==========    ========     ========
FUND SHARE
 INFORMATION
Number of shares.......    44,779        72,666      40,653         52,858     173,294       18,603
                         ========    ==========    ========     ==========    ========     ========
Cost of investments....  $360,375    $  954,210    $427,746     $1,133,311    $173,294     $246,062
                         ========    ==========    ========     ==========    ========     ========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $  11.87    $    26.08    $  11.16     $    12.91    $  10.37     $  12.38
                         ========    ==========    ========     ==========    ========     ========
    Highest............  $  12.04    $    26.45    $  11.32     $    13.01    $  10.44     $  12.47
                         ========    ==========    ========     ==========    ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            ----------------------------------------------------------------------------------------
                                             FIDELITY      FIDELITY       FIDELITY      FIDELITY       FIDELITY
                              FEDERATED      VARIABLE      VARIABLE       VARIABLE      VARIABLE       VARIABLE
                              INSURANCE     INSURANCE      INSURANCE      INSURANCE     INSURANCE      INSURANCE
                               SERIES     PRODUCTS FUND  PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND  PRODUCTS FUND
                             SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- -------------- -------------  ------------- -------------  -------------
                              FEDERATED
                                PRIME                         VIP                       VIP HIGH
                            MONEY FUND II VIP CONTRAFUND EQUITY-INCOME   VIP GROWTH      INCOME      VIP INDEX 500
                            ------------- -------------- -------------  ------------- -------------  -------------
ASSETS
Investments, at fair value.  $7,077,156     $4,535,286     $783,933      $2,865,325     $808,851      $3,820,615
                             ----------     ----------     --------      ----------     --------      ----------
    Total assets...........  $7,077,156     $4,535,286     $783,933      $2,865,325     $808,851      $3,820,615
                             ==========     ==========     ========      ==========     ========      ==========
NET ASSETS
Accumulation units.........  $7,003,460     $4,528,836     $783,618      $2,859,184     $806,600      $3,813,600
Contracts in payout
 (annuitization) period....      73,696          6,450          315           6,141        2,251           7,015
                             ----------     ----------     --------      ----------     --------      ----------
    Total net assets.......  $7,077,156     $4,535,286     $783,933      $2,865,325     $808,851      $3,820,615
                             ==========     ==========     ========      ==========     ========      ==========
FUND SHARE
 INFORMATION
Number of shares...........   7,077,156        171,531       39,315          68,141      139,217          26,364
                             ==========     ==========     ========      ==========     ========      ==========
Cost of investments........  $7,077,156     $4,098,916     $801,962      $2,546,834     $825,274      $3,347,309
                             ==========     ==========     ========      ==========     ========      ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     9.50     $    15.20     $  14.04 (I)  $     8.05     $  15.78 (I)  $    10.48 (I)
                             ==========     ==========     ========      ==========     ========      ==========
    Highest................  $    12.70     $    16.10     $  14.04      $     8.86     $  15.78      $    10.48
                             ==========     ==========     ========      ==========     ========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                        -----------------------------------------------------------------------------------------------------
                                                          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                          FIDELITY        FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                          VARIABLE        VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          INSURANCE       INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        PRODUCTS FUND   PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                         SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        -------------   ------------- ----------------- ----------------- ----------------- -----------------
                                                          VIP ASSET
                             VIP                           MANAGER             VIP               VIP           VIP FREEDOM
                         INVESTMENT                        GROWTH          CONTRAFUND       EQUITY-INCOME    2010 PORTFOLIO
                         GRADE BOND     VIP OVERSEAS  (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        -------------   ------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................  $1,353,638      $  946,236        $56,047         $52,722,898        $662,316         $7,848,528
                         ----------      ----------        -------         -----------        --------         ----------
    Total assets.......  $1,353,638      $  946,236        $56,047         $52,722,898        $662,316         $7,848,528
                         ==========      ==========        =======         ===========        ========         ==========
NET ASSETS
Accumulation units.....  $1,350,820      $  945,330        $56,047         $52,529,998        $662,316         $7,848,528
Contracts in payout
 (annuitization)
 period................       2,818             906             --             192,900              --                 --
                         ----------      ----------        -------         -----------        --------         ----------
    Total net assets...  $1,353,638      $  946,236        $56,047         $52,722,898        $662,316         $7,848,528
                         ==========      ==========        =======         ===========        ========         ==========
FUND SHARE
 INFORMATION
Number of shares.......     103,648          58,809          3,744           2,027,804          33,757            707,075
                         ==========      ==========        =======         ===========        ========         ==========
Cost of investments....  $1,314,659      $1,020,853        $42,094         $54,299,013        $712,300         $7,384,405
                         ==========      ==========        =======         ===========        ========         ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $    18.03 (I)  $    10.48        $ 11.71         $     10.91        $  11.75         $    11.63
                         ==========      ==========        =======         ===========        ========         ==========
    Highest............  $    18.03      $    10.88        $ 13.67         $     14.58        $  15.23         $    12.19
                         ==========      ==========        =======         ===========        ========         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                      -----------------------------------------------------------------------------------------------------------
                          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                          INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                      ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             VIP FREEDOM                             VIP
                         VIP FREEDOM       VIP FREEDOM         INCOME                             GROWTH &             VIP
                       2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO        VIP GROWTH          INCOME         GROWTH STOCK
                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                      ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value...............    $5,752,855        $2,447,912        $2,444,962         $117,016         $11,478,571       $1,128,055
                         ----------        ----------        ----------         --------         -----------       ----------
    Total assets.....    $5,752,855        $2,447,912        $2,444,962         $117,016         $11,478,571       $1,128,055
                         ==========        ==========        ==========         ========         ===========       ==========
NET ASSETS
Accumulation units...    $5,752,855        $2,447,912        $2,444,962         $117,016         $11,478,571       $1,128,055
Contracts in payout
 (annuitization)
 period..............            --                --                --               --                  --               --
                         ----------        ----------        ----------         --------         -----------       ----------
    Total net
     assets..........    $5,752,855        $2,447,912        $2,444,962         $117,016         $11,478,571       $1,128,055
                         ==========        ==========        ==========         ========         ===========       ==========
FUND SHARE
 INFORMATION
Number of shares.....       515,489           226,031           231,970            2,810             799,900           71,759
                         ==========        ==========        ==========         ========         ===========       ==========
Cost of investments..    $5,336,139        $2,331,857        $2,372,296         $ 87,981         $10,303,257       $  932,341
                         ==========        ==========        ==========         ========         ===========       ==========
ACCUMULATION
 UNIT VALUE
    Lowest...........    $    11.25        $    10.84        $    11.46         $   9.13         $     12.39       $    11.95
                         ==========        ==========        ==========         ========         ===========       ==========
    Highest..........    $    11.79        $    11.37        $    12.02         $  13.56         $     12.98       $    12.53
                         ==========        ==========        ==========         ========         ===========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                        ------------------------------------------------------------------------------------------
                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP                           VIP INVESTMENT                         VIP MONEY
                           HIGH INCOME      VIP INDEX 500      GRADE BOND        VIP MIDCAP          MARKET
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $5,700,730        $6,649,117          $1,544          $14,507,636       $13,577,542
                           ----------        ----------          ------          -----------       -----------
    Total assets.......    $5,700,730        $6,649,117          $1,544          $14,507,636       $13,577,542
                           ==========        ==========          ======          ===========       ===========
NET ASSETS
Accumulation units.....    $5,700,730        $6,635,424          $1,544          $14,335,193       $13,558,752
Contracts in payout
 (annuitization)
 period................            --            13,693              --              172,443            18,790
                           ----------        ----------          ------          -----------       -----------
    Total net assets...    $5,700,730        $6,649,117          $1,544          $14,507,636       $13,577,542
                           ==========        ==========          ======          ===========       ===========
FUND SHARE
 INFORMATION
Number of shares.......     1,007,196            46,287             121              483,910        13,577,542
                           ==========        ==========          ======          ===========       ===========
Cost of investments....    $5,641,024        $6,215,010          $1,544          $14,667,630       $13,577,542
                           ==========        ==========          ======          ===========       ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    15.03        $    10.78          $15.18 (I)      $     11.16       $      9.64
                           ==========        ==========          ======          ===========       ===========
    Highest............    $    15.75        $    11.31          $15.18          $     15.92       $     10.27
                           ==========        ==========          ======          ===========       ===========

                        -----------------
                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                          VIP OVERSEAS
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................      $32,868
                             -------
    Total assets.......      $32,868
                             =======
NET ASSETS
Accumulation units.....      $32,868
Contracts in payout
 (annuitization)
 period................           --
                             -------
    Total net assets...      $32,868
                             =======
FUND SHARE
 INFORMATION
Number of shares.......        2,061
                             =======
Cost of investments....      $36,949
                             =======
ACCUMULATION
 UNIT VALUE
    Lowest.............      $ 10.95
                             =======
    Highest............      $ 16.45
                             =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            -----------------------------------------------------------------------------------------
                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                               FRANKLIN       FRANKLIN                                     FRANKLIN       FRANKLIN
                               FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN      LARGE CAP      SMALL CAP
                                GROWTH         INCOME      HIGH INCOME       INCOME         GROWTH         VALUE
                              SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.   $2,621,147    $31,622,714    $11,252,280    $149,062,870   $35,615,523    $32,366,514
                              ----------    -----------    -----------    ------------   -----------    -----------
    Total assets...........   $2,621,147    $31,622,714    $11,252,280    $149,062,870   $35,615,523    $32,366,514
                              ==========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units.........   $2,621,147    $31,536,513    $11,247,593    $148,349,651   $35,546,961    $32,160,448
Contracts in payout
 (annuitization) period....           --         86,201          4,687         713,219        68,562        206,066
                              ----------    -----------    -----------    ------------   -----------    -----------
    Total net assets.......   $2,621,147    $31,622,714    $11,252,280    $149,062,870   $35,615,523    $32,366,514
                              ==========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........      198,421      2,537,939      1,649,894       9,891,365     2,198,489      1,775,453
                              ==========    ===========    ===========    ============   ===========    ===========
Cost of investments........   $2,145,387    $33,430,928    $10,213,083    $150,077,101   $33,156,796    $26,029,766
                              ==========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $    12.18    $     11.20    $     15.91    $      13.70   $     11.15    $     14.17
                              ==========    ===========    ===========    ============   ===========    ===========
    Highest................   $    12.76    $     16.99    $     16.78    $      15.69   $     11.86    $     25.33
                              ==========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                         ------------------------------------------------------------------------------------------
                            FRANKLIN       FRANKLIN        FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                           TEMPLETON       TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                            VARIABLE       VARIABLE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                           INSURANCE       INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                         PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                         -------------- --------------- -------------- -------------- -------------- --------------
                            FRANKLIN                        MUTUAL                      TEMPLETON
                         SMALL-MID CAP     FRANKLIN         GLOBAL                      DEVELOPING     TEMPLETON
                             GROWTH     U.S. GOVERNMENT   DISCOVERY    MUTUAL SHARES     MARKETS        FOREIGN
                           SECURITIES     SECURITIES      SECURITIES     SECURITIES     SECURITIES     SECURITIES
                         -------------- --------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value..................   $1,558,948     $27,759,528    $16,187,851    $77,899,774    $18,472,833    $89,891,092
                           ----------     -----------    -----------    -----------    -----------    -----------
    Total assets........   $1,558,948     $27,759,528    $16,187,851    $77,899,774    $18,472,833    $89,891,092
                           ==========     ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units......   $1,558,948     $27,710,096    $16,049,685    $77,569,377    $18,357,564    $89,738,742
Contracts in payout
 (annuitization) period.           --          49,432        138,166        330,397        115,269        152,350
                           ----------     -----------    -----------    -----------    -----------    -----------
    Total net assets....   $1,558,948     $27,759,528    $16,187,851    $77,899,774    $18,472,833    $89,891,092
                           ==========     ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares........       74,094       2,085,614        802,173      4,523,796      1,759,317      6,255,469
                           ==========     ===========    ===========    ===========    ===========    ===========
Cost of investments.....   $1,170,645     $26,909,878    $16,335,545    $76,203,422    $17,846,974    $91,089,771
                           ==========     ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest..............   $     8.70     $     12.14    $     11.84    $     11.67    $     16.62    $     12.71
                           ==========     ===========    ===========    ===========    ===========    ===========
    Highest.............   $    23.80     $     13.22    $     15.57    $     17.26    $     36.19    $     20.86
                           ==========     ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            -------------------------------------------------------------------------------------
                               FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                               VARIABLE       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                              INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST     TRUST         TRUST         TRUST         TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            -------------- -------------- ------------- ------------- ------------- -------------
                                                                                                         VIT
                              TEMPLETON      TEMPLETON         VIT           VIT           VIT        STRATEGIC
                             GLOBAL BOND       GROWTH       LARGE CAP      MID CAP      STRATEGIC   INTERNATIONAL
                              SECURITIES     SECURITIES       VALUE         VALUE        GROWTH        EQUITY
                            -------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.   $1,970,811      $948,707     $4,085,608    $3,849,889      $16,216       $2,610
                              ----------      --------     ----------    ----------      -------       ------
    Total assets...........   $1,970,811      $948,707     $4,085,608    $3,849,889      $16,216       $2,610
                              ==========      ========     ==========    ==========      =======       ======
NET ASSETS
Accumulation units.........   $1,869,299      $909,215     $4,085,608    $3,849,889      $16,216       $2,610
Contracts in payout
 (annuitization) period....      101,512        39,492             --            --           --           --
                              ----------      --------     ----------    ----------      -------       ------
    Total net assets.......   $1,970,811      $948,707     $4,085,608    $3,849,889      $16,216       $2,610
                              ==========      ========     ==========    ==========      =======       ======
FUND SHARE
 INFORMATION
Number of shares...........      101,223        79,257        379,703       251,134        1,170          305
                              ==========      ========     ==========    ==========      =======       ======
Cost of investments........   $1,667,339      $979,320     $4,175,322    $3,804,454      $13,450       $2,360
                              ==========      ========     ==========    ==========      =======       ======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $    22.87      $  12.23     $    10.91    $    13.84      $  8.60       $ 8.62
                              ==========      ========     ==========    ==========      =======       ======
    Highest................   $    34.47      $  18.13     $    11.43    $    14.50      $ 13.26       $12.32
                              ==========      ========     ==========    ==========      =======       ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            -----------------------------------------------------------------------------------
                            GOLDMAN SACHS GOLDMAN SACHS
                              VARIABLE      VARIABLE      INVESCO      INVESCO      INVESCO        INVESCO
                              INSURANCE     INSURANCE    INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT
                                TRUST         TRUST       SERVICES     SERVICES     SERVICES       SERVICES
                             SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- ------------- ------------ ------------ ------------ ----------------
                                 VIT
                             STRUCTURED        VIT      INVESCO V.I. INVESCO V.I. INVESCO V.I.     INVESCO
                              SMALL CAP    STRUCTURED       CORE     DIVERSIFIED  DIVERSIFIED  V.I. GLOBAL CORE
                               EQUITY      U.S. EQUITY     EQUITY      DIVIDEND      INCOME         EQUITY
                            ------------- ------------- ------------ ------------ ------------ ----------------
ASSETS
Investments, at fair value.  $8,438,202    $6,183,321   $81,396,054  $141,410,814 $10,091,307    $36,933,762
                             ----------    ----------   -----------  ------------ -----------    -----------
    Total assets...........  $8,438,202    $6,183,321   $81,396,054  $141,410,814 $10,091,307    $36,933,762
                             ==========    ==========   ===========  ============ ===========    ===========
NET ASSETS
Accumulation units.........  $8,438,202    $6,170,868   $80,250,919  $139,687,799 $ 9,944,270    $36,577,544
Contracts in payout
 (annuitization) period....          --        12,453     1,145,135     1,723,015     147,037        356,218
                             ----------    ----------   -----------  ------------ -----------    -----------
    Total net assets.......  $8,438,202    $6,183,321   $81,396,054  $141,410,814 $10,091,307    $36,933,762
                             ==========    ==========   ===========  ============ ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........     663,903       509,334     2,700,599     8,654,273   1,543,013      4,898,377
                             ==========    ==========   ===========  ============ ===========    ===========
Cost of investments........  $8,457,841    $6,081,751   $66,021,259  $106,162,949 $11,444,150    $40,456,249
                             ==========    ==========   ===========  ============ ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    11.56    $    11.21   $      9.23  $      12.93 $     12.84    $     12.42
                             ==========    ==========   ===========  ============ ===========    ===========
    Highest................  $    12.12    $    11.75   $     22.40  $      42.86 $     15.75    $     22.65
                             ==========    ==========   ===========  ============ ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            ------------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO       INVESCO      INVESCO      INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES      SERVICES     SERVICES
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------ ------------ ------------ ------------- ------------ ------------
                            INVESCO V.I.              INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                             GOVERNMENT  INVESCO V.I.  HIGH YIELD  INTERNATIONAL   MID CAP       MONEY
                             SECURITIES   HIGH YIELD   SECURITIES     GROWTH     CORE EQUITY     MARKET
                            ------------ ------------ ------------ ------------- ------------ ------------
ASSETS
Investments, at fair value. $12,301,905   $6,534,771  $13,623,636   $22,031,468  $10,747,673  $10,399,526
                            -----------   ----------  -----------   -----------  -----------  -----------
    Total assets........... $12,301,905   $6,534,771  $13,623,636   $22,031,468  $10,747,673  $10,399,526
                            ===========   ==========  ===========   ===========  ===========  ===========
NET ASSETS
Accumulation units......... $12,090,206   $6,513,403  $13,488,728   $21,572,258  $10,717,512  $10,311,461
Contracts in payout
 (annuitization) period....     211,699       21,368      134,908       459,210       30,161       88,065
                            -----------   ----------  -----------   -----------  -----------  -----------
    Total net assets....... $12,301,905   $6,534,771  $13,623,636   $22,031,468  $10,747,673  $10,399,526
                            ===========   ==========  ===========   ===========  ===========  ===========
FUND SHARE
 INFORMATION
Number of shares...........     992,089    1,164,843   11,644,133       733,649      845,608   10,399,526
                            ===========   ==========  ===========   ===========  ===========  ===========
Cost of investments........ $12,083,323   $6,516,372  $16,169,493   $15,873,284  $ 9,695,986  $10,399,526
                            ===========   ==========  ===========   ===========  ===========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     13.63   $    14.95  $     19.91   $     12.16  $     13.92  $      9.72
                            ===========   ==========  ===========   ===========  ===========  ===========
    Highest................ $     18.08   $    19.79  $     26.74   $     23.45  $     18.77  $     12.23
                            ===========   ==========  ===========   ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            ----------------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO       INVESCO        INVESCO        INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT     INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES       SERVICES       SERVICES
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            ------------ ------------ ------------ ------------- --------------- -------------
                                                                      INVESCO
                            INVESCO V.I.                            VAN KAMPEN       INVESCO        INVESCO
                              S&P 500    INVESCO V.I. INVESCO V.I. V.I. AMERICAN VAN KAMPEN V.I.  VAN KAMPEN
                               INDEX      TECHNOLOGY   UTILITIES     FRANCHISE   AMERICAN VALUE  V.I. COMSTOCK
                            ------------ ------------ ------------ ------------- --------------- -------------
ASSETS
Investments, at fair value. $29,850,514   $2,386,725   $6,001,922   $78,331,849    $45,486,572    $29,457,557
                            -----------   ----------   ----------   -----------    -----------    -----------
    Total assets........... $29,850,514   $2,386,725   $6,001,922   $78,331,849    $45,486,572    $29,457,557
                            ===========   ==========   ==========   ===========    ===========    ===========
NET ASSETS
Accumulation units......... $29,547,474   $2,353,849   $5,869,868   $77,679,810    $45,234,707    $29,311,501
Contracts in payout
 (annuitization) period....     303,040       32,876      132,054       652,039        251,865        146,056
                            -----------   ----------   ----------   -----------    -----------    -----------
    Total net assets....... $29,850,514   $2,386,725   $6,001,922   $78,331,849    $45,486,572    $29,457,557
                            ===========   ==========   ==========   ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........   2,315,788      141,477      370,489     2,159,092      3,050,743      2,219,861
                            ===========   ==========   ==========   ===========    ===========    ===========
Cost of investments........ $24,421,414   $1,722,001   $5,835,806   $78,367,173    $41,797,399    $26,389,059
                            ===========   ==========   ==========   ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     12.97   $    13.15   $    18.79   $      5.70    $     16.37    $     14.18
                            ===========   ==========   ==========   ===========    ===========    ===========
    Highest................ $     14.93   $    13.86   $    19.79   $     16.17    $     20.36    $     16.18
                            ===========   ==========   ==========   ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            -------------------------------------------------------------------------------
                                                                       INVESCO      INVESCO      INVESCO
                              INVESCO     INVESCO        INVESCO      INVESTMENT   INVESTMENT   INVESTMENT
                            INVESTMENT   INVESTMENT    INVESTMENT      SERVICES     SERVICES     SERVICES
                             SERVICES     SERVICES      SERVICES     (SERIES II)  (SERIES II)  (SERIES II)
                            SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ----------- ------------ --------------- ------------ ------------ ------------
                              INVESCO     INVESCO        INVESCO
                            VAN KAMPEN   VAN KAMPEN  VAN KAMPEN V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                            V.I. EQUITY V.I. MID CAP      VALUE          CORE     DIVERSIFIED  DIVERSIFIED
                            AND INCOME     GROWTH     OPPORTUNITIES   EQUITY II   DIVIDEND II   INCOME II
                            ----------- ------------ --------------- ------------ ------------ ------------
ASSETS
Investments, at fair value. $25,806,288  $6,892,176    $6,590,362     $1,911,765  $37,837,984    $274,958
                            -----------  ----------    ----------     ----------  -----------    --------
    Total assets........... $25,806,288  $6,892,176    $6,590,362     $1,911,765  $37,837,984    $274,958
                            ===========  ==========    ==========     ==========  ===========    ========
NET ASSETS
Accumulation units......... $25,665,173  $6,839,614    $6,528,012     $1,910,778  $37,757,835    $274,958
Contracts in payout
 (annuitization) period....     141,115      52,562        62,350            987       80,149          --
                            -----------  ----------    ----------     ----------  -----------    --------
    Total net assets....... $25,806,288  $6,892,176    $6,590,362     $1,911,765  $37,837,984    $274,958
                            ===========  ==========    ==========     ==========  ===========    ========
FUND SHARE
 INFORMATION
Number of shares...........   1,711,292   1,758,208       928,220         64,024    2,324,200      42,301
                            ===========  ==========    ==========     ==========  ===========    ========
Cost of investments........ $25,341,996  $6,994,244    $7,397,053     $1,570,231  $30,989,153    $307,094
                            ===========  ==========    ==========     ==========  ===========    ========
ACCUMULATION UNIT
 VALUE
    Lowest................. $      8.97  $    14.17    $    10.55     $    11.42  $     11.13    $  12.50
                            ===========  ==========    ==========     ==========  ===========    ========
    Highest................ $     21.23  $    15.72    $    12.20     $    14.34  $     14.70    $  13.14
                            ===========  ==========    ==========     ==========  ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            ---------------------------------------------------------------------------------
                              INVESCO       INVESCO       INVESCO       INVESCO       INVESCO      INVESCO
                             INVESTMENT   INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                              SERVICES     SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                            (SERIES II)   (SERIES II)   (SERIES II)   (SERIES II)   (SERIES II)  (SERIES II)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                            ------------ ------------- ------------- ------------- ------------- ------------
                            INVESCO V.I. INVESCO V.I.                INVESCO V.I.  INVESCO V.I.  INVESCO V.I.
                            GLOBAL CORE   GOVERNMENT   INVESCO V.I.   HIGH YIELD   INTERNATIONAL MID CAP CORE
                             EQUITY II   SECURITIES II HIGH YIELD II SECURITIES II   GROWTH II    EQUITY II
                            ------------ ------------- ------------- ------------- ------------- ------------
ASSETS
Investments, at fair value. $20,366,718    $459,659      $389,301     $10,907,563   $4,373,438    $2,270,134
                            -----------    --------      --------     -----------   ----------    ----------
    Total assets........... $20,366,718    $459,659      $389,301     $10,907,563   $4,373,438    $2,270,134
                            ===========    ========      ========     ===========   ==========    ==========
NET ASSETS
Accumulation units......... $20,318,545    $459,659      $389,301     $10,903,024   $4,373,438    $2,258,954
Contracts in payout
 (annuitization) period....      48,173          --            --           4,539           --        11,180
                            -----------    --------      --------     -----------   ----------    ----------
    Total net assets....... $20,366,718    $459,659      $389,301     $10,907,563   $4,373,438    $2,270,134
                            ===========    ========      ========     ===========   ==========    ==========
FUND SHARE
 INFORMATION
Number of shares...........   2,708,340      37,401        69,642       9,322,703      147,353       180,456
                            ===========    ========      ========     ===========   ==========    ==========
Cost of investments........ $21,968,175    $457,648      $372,145     $10,533,796   $4,169,481    $2,117,151
                            ===========    ========      ========     ===========   ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     11.52    $  13.34      $  19.02     $      9.40   $     9.04    $    13.12
                            ===========    ========      ========     ===========   ==========    ==========
    Highest................ $     14.05    $  14.02      $  19.98     $     18.71   $    19.34    $    15.74
                            ===========    ========      ========     ===========   ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            ------------------------------------------------------------------------------------
                              INVESCO      INVESCO       INVESCO      INVESCO        INVESCO         INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT    INVESTMENT      INVESTMENT
                              SERVICES     SERVICES     SERVICES      SERVICES      SERVICES        SERVICES
                            (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)    (SERIES II)     (SERIES II)
                            SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                            ------------ ------------ ------------- ------------ --------------- ---------------
                                                                                     INVESCO         INVESCO
                            INVESCO V.I. INVESCO V.I.                            VAN KAMPEN V.I. VAN KAMPEN V.I.
                               MONEY       S&P 500    INVESCO V.I.  INVESCO V.I.    AMERICAN        AMERICAN
                             MARKET II     INDEX II   TECHNOLOGY II UTILITIES II  FRANCHISE II      VALUE II
                            ------------ ------------ ------------- ------------ --------------- ---------------
ASSETS
Investments, at fair value.   $745,453   $59,511,629     $30,533      $196,927     $27,027,374     $33,463,404
                              --------   -----------     -------      --------     -----------     -----------
    Total assets...........   $745,453   $59,511,629     $30,533      $196,927     $27,027,374     $33,463,404
                              ========   ===========     =======      ========     ===========     ===========
NET ASSETS
Accumulation units.........   $745,453   $59,321,835     $30,533      $196,927     $26,960,113     $33,398,725
Contracts in payout
 (annuitization) period....         --       189,794          --            --          67,261          64,679
                              --------   -----------     -------      --------     -----------     -----------
    Total net assets.......   $745,453   $59,511,629     $30,533      $196,927     $27,027,374     $33,463,404
                              ========   ===========     =======      ========     ===========     ===========
FUND SHARE
 INFORMATION
Number of shares...........    745,453     4,638,475       1,850        12,239         760,264       2,259,514
                              ========   ===========     =======      ========     ===========     ===========
Cost of investments........   $745,453   $47,900,002     $24,616      $202,356     $20,147,450     $31,915,131
                              ========   ===========     =======      ========     ===========     ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $   9.49   $      9.94     $ 12.79      $  18.31     $      9.39     $     15.13
                              ========   ===========     =======      ========     ===========     ===========
    Highest................   $   9.98   $     15.96     $ 13.31      $  19.04     $     15.52     $     23.41
                              ========   ===========     =======      ========     ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                      ----------------------------------------------------------------------------------------------
                          INVESCO         INVESCO         INVESCO         INVESCO         INVESCO
                        INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT       INVESTMENT
                         SERVICES        SERVICES        SERVICES        SERVICES         SERVICES        JANUS
                        (SERIES II)     (SERIES II)     (SERIES II)     (SERIES II)     (SERIES II)    ASPEN SERIES
                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                      --------------- --------------- --------------- --------------- ---------------- ------------
                                          INVESCO         INVESCO         INVESCO         INVESCO
                          INVESCO     VAN KAMPEN V.I. VAN KAMPEN V.I. VAN KAMPEN V.I. VAN KAMPEN V.I.
                      VAN KAMPEN V.I.   EQUITY AND      GROWTH AND        MID CAP          VALUE          FORTY
                        COMSTOCK II      INCOME II       INCOME II       GROWTH II    OPPORTUNITIES II  PORTFOLIO
                      --------------- --------------- --------------- --------------- ---------------- ------------
ASSETS
Investments, at fair
 value...............  $112,847,590     $40,002,844     $61,202,055     $9,437,627       $5,849,219       $8,066
                       ------------     -----------     -----------     ----------       ----------       ------
    Total assets.....  $112,847,590     $40,002,844     $61,202,055     $9,437,627       $5,849,219       $8,066
                       ============     ===========     ===========     ==========       ==========       ======
NET ASSETS
Accumulation
 units...............  $112,664,080     $39,755,249     $60,988,173     $9,427,760       $5,848,414       $8,066
Contracts in payout
 (annuitization)
 period..............       183,510         247,595         213,882          9,867              805           --
                       ------------     -----------     -----------     ----------       ----------       ------
    Total net
     assets..........  $112,847,590     $40,002,844     $61,202,055     $9,437,627       $5,849,219       $8,066
                       ============     ===========     ===========     ==========       ==========       ======
FUND SHARE
 INFORMATION
Number of shares.....     8,536,126       2,657,996       3,055,519      2,413,715          827,329          197
                       ============     ===========     ===========     ==========       ==========       ======
Cost of
 investments.........  $100,214,485     $36,353,566     $54,217,737     $9,727,856       $6,413,686       $4,356
                       ============     ===========     ===========     ==========       ==========       ======
ACCUMULATION
 UNIT VALUE
    Lowest...........  $      11.49     $      9.94     $     11.91     $    13.02       $     9.86       $17.23 (I)
                       ============     ===========     ===========     ==========       ==========       ======
    Highest..........  $      17.15     $     16.96     $     18.78     $    19.30       $    13.28       $17.23
                       ============     ===========     ===========     ==========       ==========       ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                                     ------------------------------------------------------------------------------------
                                                    LEGG MASON      LEGG MASON
                                        LAZARD       PARTNERS        PARTNERS
                                      RETIREMENT     VARIABLE        VARIABLE       LORD ABBETT   LORD ABBETT LORD ABBETT
                                     SERIES, INC.  INCOME TRUST  PORTFOLIOS I, INC  SERIES FUND   SERIES FUND SERIES FUND
                                     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                     ------------  ------------- ----------------- -------------- ----------- -----------
                                                    LEGG MASON
                                                    CLEARBRIDGE     LEGG MASON
                                                     VARIABLE       CLEARBRIDGE
                                       EMERGING     FUNDAMENTAL   VARIABLE LARGE
                                       MARKETS     ALL CAP VALUE     CAP VALUE                    FUNDAMENTAL GROWTH AND
                                        EQUITY      PORTFOLIO I     PORTFOLIO I    BOND-DEBENTURE   EQUITY      INCOME
                                     ------------  ------------- ----------------- -------------- ----------- -----------
ASSETS
Investments, at fair value..........    $  637        $1,216          $1,407        $27,856,930   $6,793,287  $16,481,349
                                        ------        ------          ------        -----------   ----------  -----------
    Total assets....................    $  637        $1,216          $1,407        $27,856,930   $6,793,287  $16,481,349
                                        ======        ======          ======        ===========   ==========  ===========
NET ASSETS
Accumulation units..................    $  637        $1,216          $1,407        $27,753,594   $6,769,077  $16,414,383
Contracts in payout (annuitization)
 period.............................        --            --              --            103,336       24,210       66,966
                                        ------        ------          ------        -----------   ----------  -----------
    Total net assets................    $  637        $1,216          $1,407        $27,856,930   $6,793,287  $16,481,349
                                        ======        ======          ======        ===========   ==========  ===========
FUND SHARE INFORMATION
Number of shares....................        29            59              91          2,279,618      385,763      670,246
                                        ======        ======          ======        ===========   ==========  ===========
Cost of investments.................    $  424        $1,331          $1,188        $26,658,201   $5,927,723  $17,799,140
                                        ======        ======          ======        ===========   ==========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest..........................    $52.55 (I)    $ 9.09 (I)      $13.61 (I)    $     15.15   $    13.37  $     10.48
                                        ======        ======          ======        ===========   ==========  ===========
    Highest.........................    $52.55        $ 9.09          $13.61        $     16.17   $    14.55  $     11.50
                                        ======        ======          ======        ===========   ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                         -------------------------------------------------------------------------------------
                                                   MFS VARIABLE MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                          LORDABBETT   LORD ABBETT  INSURANCE    INSURANCE        INSURANCE      INSURANCE
                          SERIES FUND  SERIES FUND    TRUST        TRUST            TRUST          TRUST
                          SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                         ------------- ----------- ------------ ------------   --------------- ------------
                            GROWTH       MID-CAP                    MFS              MFS           MFSNEW
                         OPPORTUNITIES    STOCK     MFS GROWTH  HIGH INCOME    INVESTORS TRUST   DISCOVERY
                         ------------- ----------- ------------ ------------   --------------- ------------
ASSETS
Investments, at fair
 value..................  $ 9,823,208  $19,205,308   $622,406     $343,248        $960,380      $1,575,907
                          -----------  -----------   --------     --------        --------      ----------
    Total assets........  $ 9,823,208  $19,205,308   $622,406     $343,248        $960,380      $1,575,907
                          ===========  ===========   ========     ========        ========      ==========
NET ASSETS
Accumulation units......  $ 9,816,830  $19,055,799   $619,118     $343,248        $955,484      $1,575,907
Contracts in payout
 (annuitization) period.        6,378      149,509      3,288           --           4,896              --
                          -----------  -----------   --------     --------        --------      ----------
    Total net assets....  $ 9,823,208  $19,205,308   $622,406     $343,248        $960,380      $1,575,907
                          ===========  ===========   ========     ========        ========      ==========
FUND SHARE
 INFORMATION
Number of shares........      744,747    1,064,006     21,589       39,094          41,883         100,249
                          ===========  ===========   ========     ========        ========      ==========
Cost of investments.....  $10,474,747  $19,961,892   $544,237     $344,274        $743,149      $1,442,689
                          ===========  ===========   ========     ========        ========      ==========
ACCUMULATION
 UNIT VALUE
    Lowest..............  $     14.23  $     11.68   $   7.13     $  17.50 (I)    $  11.13 (I)  $    12.69 (I)
                          ===========  ===========   ========     ========        ========      ==========
    Highest.............  $     15.61  $     12.98   $  18.43     $  17.50        $  11.13      $    12.69
                          ===========  ===========   ========     ========        ========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                                     -----------------------------------------------------------------------------------------
                                                                                MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                     MFS VARIABLE MFS VARIABLE   MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE
                                      INSURANCE    INSURANCE       INSURANCE        TRUST           TRUST           TRUST
                                        TRUST        TRUST           TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                     SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                     ------------ ------------   ------------- --------------- --------------- ---------------
                                                                                                MFS INVESTORS      MFS NEW
                                                  MFS RESEARCH                   MFS GROWTH         TRUST         DISCOVERY
                                     MFS RESEARCH     BOND       MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                     ------------ ------------   ------------- --------------- --------------- ---------------
ASSETS
Investments, at fair value..........   $547,535     $928,909       $239,779       $105,646        $119,647        $133,170
                                       --------     --------       --------       --------        --------        --------
    Total assets....................   $547,535     $928,909       $239,779       $105,646        $119,647        $133,170
                                       ========     ========       ========       ========        ========        ========
NET ASSETS
Accumulation units..................   $543,032     $926,135       $239,779       $105,646        $119,647        $133,170
Contracts in payout (annuitization)
 period.............................      4,503        2,774             --             --              --              --
                                       --------     --------       --------       --------        --------        --------
    Total net assets................   $547,535     $928,909       $239,779       $105,646        $119,647        $133,170
                                       ========     ========       ========       ========        ========        ========
FUND SHARE INFORMATION
Number of shares....................     25,059       68,859          8,678          3,740           5,252           8,872
                                       ========     ========       ========       ========        ========        ========
Cost of investments.................   $451,834     $815,654       $194,232       $ 65,793        $ 85,269        $118,815
                                       ========     ========       ========       ========        ========        ========
ACCUMULATION UNIT
 VALUE
    Lowest..........................   $   9.22     $  18.86 (I)   $  23.24       $  10.44        $  11.04        $  13.26
                                       ========     ========       ========       ========        ========        ========
    Highest.........................   $  12.35     $  18.86       $  24.60       $  16.93        $  14.96        $  18.82
                                       ========     ========       ========       ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            -------------------------------------------------------------------------------------------
                             MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                               INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                 TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                            (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES
                              SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            --------------- --------------- -------------- -------------- -------------- --------------
                             MFS RESEARCH    MFS UTILITIES    AGGRESSIVE      EUROPEAN                      LIMITED
                            (SERVICE CLASS) (SERVICE CLASS)     EQUITY         EQUITY      INCOME PLUS      DURATION
                            --------------- --------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.     $62,864       $1,354,836     $10,405,700    $36,933,095    $79,590,575    $ 9,738,801
                                -------       ----------     -----------    -----------    -----------    -----------
    Total assets...........     $62,864       $1,354,836     $10,405,700    $36,933,095    $79,590,575    $ 9,738,801
                                =======       ==========     ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........     $62,864       $1,354,836     $10,355,981    $36,555,788    $78,565,010    $ 9,713,743
Contracts in payout
 (annuitization) period....          --               --          49,719        377,307      1,025,565         25,058
                                -------       ----------     -----------    -----------    -----------    -----------
    Total net assets.......     $62,864       $1,354,836     $10,405,700    $36,933,095    $79,590,575    $ 9,738,801
                                =======       ==========     ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........       2,897           49,646         561,257      2,263,057      6,649,171      1,263,139
                                =======       ==========     ===========    ===========    ===========    ===========
Cost of investments........     $38,897       $1,080,677     $ 7,773,313    $38,992,220    $70,491,994    $11,399,976
                                =======       ==========     ===========    ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................     $ 11.08       $    18.31     $     16.60    $     14.97    $     18.54    $     10.44
                                =======       ==========     ===========    ===========    ===========    ===========
    Highest................     $ 16.24       $    25.74     $     19.44    $     48.36    $     50.31    $     11.01
                                =======       ==========     ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                         ---------------------------------------------------------------------------------------------
                                                                                      MORGAN STANLEY   MORGAN STANLEY
                         MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE
                            VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT
                           INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES
                             SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES)
                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                         -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                        AGGRESSIVE        EUROPEAN
                                          MULTI CAP                                       EQUITY           EQUITY
                          MONEY MARKET      GROWTH       STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES)
                         -------------- -------------- -------------- -------------- ---------------- ----------------
ASSETS
Investments, at fair
 value..................  $39,126,822    $155,908,872   $ 80,533,106   $53,561,444     $14,430,809      $11,348,620
                          -----------    ------------   ------------   -----------     -----------      -----------
    Total assets........  $39,126,822    $155,908,872   $ 80,533,106   $53,561,444     $14,430,809      $11,348,620
                          ===========    ============   ============   ===========     ===========      ===========
NET ASSETS
Accumulation units......  $38,452,307    $154,515,438   $ 79,244,953   $52,807,161     $14,422,584      $11,261,593
Contracts in payout
 (annuitization) period.      674,515       1,393,434      1,288,153       754,283           8,225           87,027
                          -----------    ------------   ------------   -----------     -----------      -----------
    Total net assets....  $39,126,822    $155,908,872   $ 80,533,106   $53,561,444     $14,430,809      $11,348,620
                          ===========    ============   ============   ===========     ===========      ===========
FUND SHARE
 INFORMATION
Number of shares........   39,126,822       3,801,728      7,505,415     5,828,231         800,822          697,947
                          ===========    ============   ============   ===========     ===========      ===========
Cost of investments.....  $39,126,822    $119,879,547   $105,060,919   $66,984,883     $10,495,234      $11,942,400
                          ===========    ============   ============   ===========     ===========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest..............  $     10.84    $      18.18   $      14.93   $     21.89     $     10.37      $     10.97
                          ===========    ============   ============   ===========     ===========      ===========
    Highest.............  $     24.57    $     143.13   $      49.34   $     47.93     $     21.59      $     17.10
                          ===========    ============   ============   ===========     ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                        -----------------------------------------------------------------------------------------------------
                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                            VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                           INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                             SERIES           SERIES           SERIES           SERIES           SERIES           SERIES
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                             INCOME          LIMITED                          MULTI CAP
                              PLUS           DURATION       MONEY MARKET        GROWTH         STRATEGIST       UTILITIES
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                        ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................   $95,434,799      $37,442,533      $46,745,325      $43,808,446      $34,005,737      $14,219,957
                          -----------      -----------      -----------      -----------      -----------      -----------
    Total assets.......   $95,434,799      $37,442,533      $46,745,325      $43,808,446      $34,005,737      $14,219,957
                          ===========      ===========      ===========      ===========      ===========      ===========
NET ASSETS
Accumulation units.....   $95,263,047      $37,363,781      $46,292,310      $43,747,810      $33,878,281      $14,148,914
Contracts in payout
 (annuitization)
 period................       171,752           78,752          453,015           60,636          127,456           71,043
                          -----------      -----------      -----------      -----------      -----------      -----------
    Total net assets...   $95,434,799      $37,442,533      $46,745,325      $43,808,446      $34,005,737      $14,219,957
                          ===========      ===========      ===========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.......     7,999,564        4,868,990       46,745,325        1,080,090        3,178,106        1,552,397
                          ===========      ===========      ===========      ===========      ===========      ===========
Cost of investments....   $84,744,991      $44,592,694      $46,745,325      $27,907,249      $43,587,988      $17,320,501
                          ===========      ===========      ===========      ===========      ===========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $     15.07      $      8.91      $      9.60      $     10.13      $     11.45      $     12.21
                          ===========      ===========      ===========      ===========      ===========      ===========
    Highest............   $     18.97      $     10.16      $     10.29      $     20.32      $     14.97      $     23.49
                          ===========      ===========      ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            -----------------------------------------------------------------------------------------
                               NEUBERGER     NEUBERGER
                                BERMAN        BERMAN
                               ADVISORS      ADVISORS    OPPENHEIMER   OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                              MANAGEMENT    MANAGEMENT    VARIABLE      VARIABLE        VARIABLE        VARIABLE
                                 TRUST         TRUST    ACCOUNT FUNDS ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                              SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            --------------- ----------- ------------- -------------   -------------   -------------
                                                                       OPPENHEIMER                     OPPENHEIMER
                                  AMT       AMT MID-CAP  OPPENHEIMER     CAPITAL       OPPENHEIMER       GLOBAL
                            LARGE CAP VALUE   GROWTH      BALANCED    APPRECIATION      CORE BOND      SECURITIES
                            --------------- ----------- ------------- -------------   -------------   -------------
ASSETS
Investments, at fair value.     $18,936       $17,875    $1,689,111    $3,211,443      $1,079,147      $2,908,366
                                -------       -------    ----------    ----------      ----------      ----------
    Total assets...........     $18,936       $17,875    $1,689,111    $3,211,443      $1,079,147      $2,908,366
                                =======       =======    ==========    ==========      ==========      ==========
NET ASSETS
Accumulation units.........     $18,936       $17,875    $1,577,522    $3,205,206      $1,079,147      $2,902,998
Contracts in payout
 (annuitization) period....          --            --       111,589         6,237              --           5,368
                                -------       -------    ----------    ----------      ----------      ----------
    Total net assets.......     $18,936       $17,875    $1,689,111    $3,211,443      $1,079,147      $2,908,366
                                =======       =======    ==========    ==========      ==========      ==========
FUND SHARE
 INFORMATION
Number of shares...........       1,632           577       134,913        71,270         130,647          89,351
                                =======       =======    ==========    ==========      ==========      ==========
Cost of investments........     $24,322       $16,205    $1,797,209    $2,664,472      $1,273,561      $2,410,004
                                =======       =======    ==========    ==========      ==========      ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................     $ 13.59       $ 10.25    $    10.14    $     8.67 (I)  $    11.65 (I)  $    14.91 (I)
                                =======       =======    ==========    ==========      ==========      ==========
    Highest................     $ 14.47       $ 20.26    $    13.23    $     8.67      $    11.65      $    14.91
                                =======       =======    ==========    ==========      ==========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                      -----------------------------------------------------------------------------------------------------
                                                                                            OPPENHEIMER      OPPENHEIMER
                                                                                             VARIABLE         VARIABLE
                        OPPENHEIMER     OPPENHEIMER      OPPENHEIMER       OPPENHEIMER     ACCOUNT FUNDS    ACCOUNT FUNDS
                          VARIABLE       VARIABLE          VARIABLE          VARIABLE     (SERVICE SHARES  (SERVICE SHARES
                       ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS     ACCOUNT FUNDS       ("SS"))          ("SS"))
                        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                      ---------------- -------------   ----------------  ---------------- --------------- -----------------
                        OPPENHEIMER                      OPPENHEIMER       OPPENHEIMER                       OPPENHEIMER
                      GLOBAL STRATEGIC  OPPENHEIMER      MAIN STREET     SMALL- & MID-CAP   OPPENHEIMER        CAPITAL
                           INCOME       MAIN STREET    SMALL- & MID-CAP       GROWTH       BALANCED (SS)  APPRECIATION (SS)
                      ---------------- -------------   ----------------  ---------------- --------------- -----------------
ASSETS
Investments, at fair
 value...............    $2,493,236     $1,493,126        $1,122,882         $547,902       $12,768,665      $29,197,755
                         ----------     ----------        ----------         --------       -----------      -----------
    Total assets.....    $2,493,236     $1,493,126        $1,122,882         $547,902       $12,768,665      $29,197,755
                         ==========     ==========        ==========         ========       ===========      ===========
NET ASSETS
Accumulation
 units...............    $2,308,637     $1,475,125        $1,121,019         $547,902       $12,734,148      $29,068,784
Contracts in payout
 (annuitization)
 period..............       184,599         18,001             1,863               --            34,517          128,971
                         ----------     ----------        ----------         --------       -----------      -----------
    Total net
     assets..........    $2,493,236     $1,493,126        $1,122,882         $547,902       $12,768,665      $29,197,755
                         ==========     ==========        ==========         ========       ===========      ===========
FUND SHARE
 INFORMATION
Number of
 shares..............       439,724         62,291            55,754            9,998         1,032,228          653,779
                         ==========     ==========        ==========         ========       ===========      ===========
Cost of
 investments.........    $2,208,443     $1,224,182        $  787,030         $451,554       $14,856,080      $23,770,446
                         ==========     ==========        ==========         ========       ===========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest...........    $     4.21     $    11.01 (I)    $    16.48 (I)     $   7.33 (I)   $      9.04      $     11.10
                         ==========     ==========        ==========         ========       ===========      ===========
    Highest..........    $    20.85     $    11.01        $    16.48         $   7.33       $     13.31      $     14.42
                         ==========     ==========        ==========         ========       ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                        -------------------------------------------------------------------------------------------------------
                          OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER        OPPENHEIMER        OPPENHEIMER
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE           VARIABLE           VARIABLE
                         ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS      ACCOUNT FUNDS      ACCOUNT FUNDS
                        (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES    (SERVICE SHARES    (SERVICE SHARES
                            ("SS"))         ("SS"))         ("SS"))          ("SS"))            ("SS"))            ("SS"))
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- -------------------- ----------------
                                          OPPENHEIMER     OPPENHEIMER                         OPPENHEIMER        OPPENHEIMER
                          OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC   OPPENHEIMER    MAIN STREET SMALL- & SMALL- & MID-CAP
                        CORE BOND (SS)  SECURITIES (SS)   INCOME (SS)    MAIN STREET (SS)     MID-CAP (SS)       GROWTH (SS)
                        --------------- --------------- ---------------- ---------------- -------------------- ----------------
ASSETS
Investments, at fair
 value.................   $29,826,486     $14,797,609     $77,553,712      $48,809,906        $20,594,116         $8,181,368
                          -----------     -----------     -----------      -----------        -----------         ----------
    Total assets.......   $29,826,486     $14,797,609     $77,553,712      $48,809,906        $20,594,116         $8,181,368
                          ===========     ===========     ===========      ===========        ===========         ==========
NET ASSETS
Accumulation units.....   $29,803,380     $14,647,706     $76,890,353      $48,700,509        $20,475,346         $8,169,290
Contracts in payout
 (annuitization)
 period................        23,106         149,903         663,359          109,397            118,770             12,078
                          -----------     -----------     -----------      -----------        -----------         ----------
    Total net assets...   $29,826,486     $14,797,609     $77,553,712      $48,809,906        $20,594,116         $8,181,368
                          ===========     ===========     ===========      ===========        ===========         ==========
FUND SHARE
 INFORMATION
Number of shares.......     3,650,733         458,841      13,394,424        2,052,561          1,031,769            153,641
                          ===========     ===========     ===========      ===========        ===========         ==========
Cost of investments....   $32,422,920     $12,891,637     $70,674,001      $40,513,661        $15,499,206         $6,521,506
                          ===========     ===========     ===========      ===========        ===========         ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $      8.35     $     13.75     $     13.75      $     11.94        $     13.91         $    11.05
                          ===========     ===========     ===========      ===========        ===========         ==========
    Highest............   $      8.96     $     22.90     $     18.77      $     16.50        $     23.28         $    16.17
                          ===========     ===========     ===========      ===========        ===========         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                      -----------------------------------------------------------------------------------------------------
                            PIMCO             PIMCO           PIMCO           PIMCO            PIMCO            PIMCO
                           VARIABLE         VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE
                       INSURANCE TRUST   INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST
                         SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                      ------------------ --------------- --------------- ---------------- ---------------- ----------------
                                                                            PIMCO VIT
                                                                            COMMODITY        PIMCO VIT
                                                                            REALRETURN        EMERGING        PIMCO VIT
                         FOREIGN BOND                      PIMCO TOTAL       STRATEGY       MARKETS BOND      REALRETURN
                      (US DOLLAR-HEDGED)  MONEY MARKET       RETURN      (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)
                      ------------------ --------------- --------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair
 value...............       $1,577           $20,571         $1,362         $4,285,652       $2,020,339       $7,958,815
                            ------           -------         ------         ----------       ----------       ----------
    Total assets.....       $1,577           $20,571         $1,362         $4,285,652       $2,020,339       $7,958,815
                            ======           =======         ======         ==========       ==========       ==========
NET ASSETS
Accumulation
 units...............       $1,577           $20,571         $1,362         $4,285,652       $2,020,339       $7,958,815
Contracts in payout
 (annuitization)
 period..............           --                --             --                 --               --               --
                            ------           -------         ------         ----------       ----------       ----------
    Total net
     assets..........       $1,577           $20,571         $1,362         $4,285,652       $2,020,339       $7,958,815
                            ======           =======         ======         ==========       ==========       ==========
FUND SHARE
 INFORMATION
Number of shares.....          146            20,571            118            594,404          131,876          558,513
                            ======           =======         ======         ==========       ==========       ==========
Cost of
 investments.........       $1,481           $20,571         $1,253         $5,500,713       $1,797,988       $7,285,786
                            ======           =======         ======         ==========       ==========       ==========
ACCUMULATION
 UNIT VALUE
    Lowest...........       $16.07 (I)       $ 10.11 (I)     $17.24 (I)     $     9.99       $    15.72       $    14.33
                            ======           =======         ======         ==========       ==========       ==========
    Highest..........       $16.07           $ 10.11         $17.24         $    10.41       $    16.38       $    14.92
                            ======           =======         ======         ==========       ==========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            -----------------------------------------------------------------------------------------
                                 PIMCO
                                VARIABLE       PROFUNDS       PROFUNDS     PROFUNDS        PROFUNDS        PROFUNDS
                            INSURANCE TRUST       VP             VP           VP              VP              VP
                              SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                            ---------------- ------------- -------------- ----------- ------------------ ------------
                               PIMCO VIT                                    PROFUND        PROFUND
                              TOTAL RETURN      PROFUND       PROFUND     VP MID-CAP          VP           PROFUND
                            (ADVISOR SHARES) VP FINANCIALS VP HEALTH CARE    VALUE    TELECOMMUNICATIONS VP UTILITIES
                            ---------------- ------------- -------------- ----------- ------------------ ------------
ASSETS
Investments, at fair value.   $23,458,880       $3,605         $3,474       $4,681          $3,489         $18,201
                              -----------       ------         ------       ------          ------         -------
    Total assets...........   $23,458,880       $3,605         $3,474       $4,681          $3,489         $18,201
                              ===========       ======         ======       ======          ======         =======
NET ASSETS
Accumulation units.........   $23,458,880       $3,605         $3,474       $4,681          $3,489         $18,201
Contracts in payout
 (annuitization) period....            --           --             --           --              --              --
                              -----------       ------         ------       ------          ------         -------
    Total net assets.......   $23,458,880       $3,605         $3,474       $4,681          $3,489         $18,201
                              ===========       ======         ======       ======          ======         =======
FUND SHARE
 INFORMATION
Number of shares...........     2,031,072          169             94          161             418             575
                              ===========       ======         ======       ======          ======         =======
Cost of investments........   $21,916,664       $3,255         $2,772       $2,199          $3,039         $14,861
                              ===========       ======         ======       ======          ======         =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $     14.56       $ 6.47         $11.86       $10.21          $ 9.58         $  8.91
                              ===========       ======         ======       ======          ======         =======
    Highest................   $     15.16       $14.22         $15.74       $15.95          $14.02         $ 14.15
                              ===========       ======         ======       ======          ======         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            -----------------------------------------------------------------------------------------
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                             VT AMERICAN         VT             VT             VT         VT GEORGE          VT
                              GOVERNMENT      CAPITAL      DIVERSIFIED       EQUITY         PUTNAM      GLOBAL ASSET
                                INCOME     OPPORTUNITIES      INCOME         INCOME        BALANCED      ALLOCATION
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $26,869,916     $4,443,325    $31,045,861    $76,738,265    $60,167,284    $24,354,043
                             -----------     ----------    -----------    -----------    -----------    -----------
    Total assets...........  $26,869,916     $4,443,325    $31,045,861    $76,738,265    $60,167,284    $24,354,043
                             ===========     ==========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $26,507,949     $4,443,325    $30,912,885    $76,475,402    $59,947,007    $24,327,537
Contracts in payout
 (annuitization) period....      361,967             --        132,976        262,863        220,277         26,506
                             -----------     ----------    -----------    -----------    -----------    -----------
    Total net assets.......  $26,869,916     $4,443,325    $31,045,861    $76,738,265    $60,167,284    $24,354,043
                             ===========     ==========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    2,647,282        253,325      4,282,188      4,881,569      7,549,220      1,512,673
                             ===========     ==========    ===========    ===========    ===========    ===========
Cost of investments........  $30,140,877     $3,659,319    $33,831,729    $50,615,924    $72,835,049    $21,767,653
                             ===========     ==========    ===========    ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     16.76     $    19.77    $     17.25    $     10.21    $      9.77    $     12.37
                             ===========     ==========    ===========    ===========    ===========    ===========
    Highest................  $     18.19     $    20.56    $     17.93    $     18.71    $     13.13    $     17.75
                             ===========     ==========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                         -----------------------------------------------------------------------------------------
                             PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                         -------------- -------------- -------------- -------------- -------------- --------------
                               VT                                                          VT
                             GLOBAL       VT GLOBAL      VT GLOBAL    VT GROWTH AND      GROWTH           VT
                             EQUITY      HEALTH CARE     UTILITIES        INCOME     OPPORTUNITIES    HIGH YIELD
                         -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value..................  $16,629,271    $24,419,206    $12,146,199    $139,367,188    $9,607,704    $44,424,666
                          -----------    -----------    -----------    ------------    ----------    -----------
    Total assets........  $16,629,271    $24,419,206    $12,146,199    $139,367,188    $9,607,704    $44,424,666
                          ===========    ===========    ===========    ============    ==========    ===========
NET ASSETS
Accumulation units......  $16,575,348    $24,412,771    $12,137,660    $138,976,755    $9,584,853    $44,311,749
Contracts in payout
 (annuitization) period.       53,923          6,435          8,539         390,433        22,851        112,917
                          -----------    -----------    -----------    ------------    ----------    -----------
    Total net assets....  $16,629,271    $24,419,206    $12,146,199    $139,367,188    $9,607,704    $44,424,666
                          ===========    ===========    ===========    ============    ==========    ===========
FUND SHARE
 INFORMATION
Number of shares........    1,391,571      1,890,031      1,001,335       7,772,849     1,520,206      6,319,298
                          ===========    ===========    ===========    ============    ==========    ===========
Cost of investments.....  $20,377,858    $22,105,457    $13,972,211    $162,884,142    $9,058,942    $42,944,809
                          ===========    ===========    ===========    ============    ==========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest..............  $      6.10    $     12.02    $     10.26    $      10.54    $     5.00    $     15.36
                          ===========    ===========    ===========    ============    ==========    ===========
    Highest.............  $      9.74    $     16.22    $     19.12    $      15.92    $     5.30    $     23.12
                          ===========    ===========    ===========    ============    ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            -----------------------------------------------------------------------------------------
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                                 VT             VT             VT                            VT
                                  VT       INTERNATIONAL  INTERNATIONAL  INTERNATIONAL                     MONEY
                                INCOME         EQUITY         GROWTH         VALUE       VT INVESTORS      MARKET
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $95,917,810    $ 92,598,484   $14,072,699    $15,368,604    $51,363,537    $81,872,925
                             -----------    ------------   -----------    -----------    -----------    -----------
    Total assets...........  $95,917,810    $ 92,598,484   $14,072,699    $15,368,604    $51,363,537    $81,872,925
                             ===========    ============   ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $95,343,855    $ 92,303,032   $14,028,812    $15,343,207    $51,163,371    $81,538,468
Contracts in payout
 (annuitization) period....      573,955         295,452        43,887         25,397        200,166        334,457
                             -----------    ------------   -----------    -----------    -----------    -----------
    Total net assets.......  $95,917,810    $ 92,598,484   $14,072,699    $15,368,604    $51,363,537    $81,872,925
                             ===========    ============   ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    7,907,486       8,172,858       851,343      1,652,538      4,447,059     81,872,925
                             ===========    ============   ===========    ===========    ===========    ===========
Cost of investments........  $93,975,717    $118,946,011   $12,580,310    $20,907,004    $49,702,384    $81,872,925
                             ===========    ============   ===========    ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     13.61    $       8.54   $      6.50    $     11.08    $      6.95    $      9.53
                             ===========    ============   ===========    ===========    ===========    ===========
    Highest................  $     18.01    $      16.83   $     13.17    $     12.78    $     16.22    $     11.27
                             ===========    ============   ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            ----------------------------------------------------------------------------------------
                                                                                                       THE UNIVERSAL
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- -------------
                                                                                                        VAN KAMPEN
                                  VT                                                                     UIF CORE
                              MULTI-CAP     VT MULTI-CAP                  VT SMALL CAP                  PLUS FIXED
                                GROWTH         VALUE       VT RESEARCH       VALUE        VT VOYAGER      INCOME
                            -------------- -------------- -------------- -------------- -------------- -------------
ASSETS
Investments, at fair value.  $74,102,421     $6,488,384    $24,257,555    $41,992,163    $101,747,168    $909,790
                             -----------     ----------    -----------    -----------    ------------    --------
    Total assets...........  $74,102,421     $6,488,384    $24,257,555    $41,992,163    $101,747,168    $909,790
                             ===========     ==========    ===========    ===========    ============    ========
NET ASSETS
Accumulation units.........  $73,977,434     $6,488,384    $24,188,787    $41,962,336    $101,494,561    $909,790
Contracts in payout
 (annuitization) period....      124,987             --         68,768         29,827         252,607          --
                             -----------     ----------    -----------    -----------    ------------    --------
    Total net assets.......  $74,102,421     $6,488,384    $24,257,555    $41,992,163    $101,747,168    $909,790
                             ===========     ==========    ===========    ===========    ============    ========
FUND SHARE
 INFORMATION
Number of shares...........    3,300,776        459,517      1,759,068      2,746,381       2,813,026      85,507
                             ===========     ==========    ===========    ===========    ============    ========
Cost of investments........  $71,305,712     $6,231,920    $21,133,426    $41,701,698    $102,648,005    $902,068
                             ===========     ==========    ===========    ===========    ============    ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      5.38     $    18.15    $      8.66    $     14.50    $       6.80    $  12.84
                             ===========     ==========    ===========    ===========    ============    ========
    Highest................  $     18.05     $    18.88    $     16.36    $     24.47    $      16.04    $  16.84
                             ===========     ==========    ===========    ===========    ============    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                        --------------------------------------------------------------------------------------------
                                                                                                       THE UNIVERSAL
                        THE UNIVERSAL     THE UNIVERSAL     THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL INSTITUTIONAL
                        INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  FUNDS, INC.
                         FUNDS, INC.       FUNDS, INC.       FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   (CLASS II)
                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                        -------------- -------------------- ------------- -------------- ------------- -------------
                                            VAN KAMPEN                                                  VAN KAMPEN
                          VAN KAMPEN        UIF GLOBAL                                    VAN KAMPEN   UIF EMERGING
                         UIF EMERGING     TACTICAL ASSET     VAN KAMPEN   VAN KAMPEN UIF   UIF U.S.    MARKETS DEBT
                        MARKETS EQUITY ALLOCATION PORTFOLIO  UIF GROWTH   MID CAP GROWTH  REAL ESTATE   (CLASS II)
                        -------------- -------------------- ------------- -------------- ------------- -------------
ASSETS
Investments, at fair
 value.................  $28,582,817       $12,306,842       $23,349,893   $15,471,246    $21,401,340   $15,434,278
                         -----------       -----------       -----------   -----------    -----------   -----------
    Total assets.......  $28,582,817       $12,306,842       $23,349,893   $15,471,246    $21,401,340   $15,434,278
                         ===========       ===========       ===========   ===========    ===========   ===========
NET ASSETS
Accumulation units.....  $28,465,937       $12,252,728       $23,288,242   $15,425,567    $21,315,926   $15,364,040
Contracts in payout
 (annuitization)
 period................      116,880            54,114            61,651        45,679         85,414        70,238
                         -----------       -----------       -----------   -----------    -----------   -----------
    Total net assets...  $28,582,817       $12,306,842       $23,349,893   $15,471,246    $21,401,340   $15,434,278
                         ===========       ===========       ===========   ===========    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.......    1,901,718         1,288,675         1,064,261     1,436,513      1,372,761     1,631,530
                         ===========       ===========       ===========   ===========    ===========   ===========
Cost of investments....  $25,167,685       $13,928,819       $16,908,828   $14,366,710    $19,483,318   $13,391,195
                         ===========       ===========       ===========   ===========    ===========   ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     23.29       $     11.16       $     10.05   $     19.02    $     26.67   $     17.27
                         ===========       ===========       ===========   ===========    ===========   ===========
    Highest............  $     31.39       $     15.39       $     17.09   $     21.71    $     33.26   $     27.64
                         ===========       ===========       ===========   ===========    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            -------------------------------------------------------------------------------------
                            THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                            INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                             FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                              (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- ------------- ------------- ------------- -------------- -------------
                              VAN KAMPEN    VAN KAMPEN                  VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                             UIF EMERGING   UIF GLOBAL    VAN KAMPEN    UIF MID CAP  SMALL COMPANY    UIF U.S.
                            MARKETS EQUITY   FRANCHISE    UIF GROWTH      GROWTH         GROWTH      REAL ESTATE
                              (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                            -------------- ------------- ------------- ------------- -------------- -------------
ASSETS
Investments, at fair value.  $11,766,379    $51,201,919   $6,731,642    $23,493,200    $9,880,340    $42,443,603
                             -----------    -----------   ----------    -----------    ----------    -----------
    Total assets...........  $11,766,379    $51,201,919   $6,731,642    $23,493,200    $9,880,340    $42,443,603
                             ===========    ===========   ==========    ===========    ==========    ===========
NET ASSETS
Accumulation units.........  $11,766,379    $50,853,606   $6,713,069    $23,472,265    $9,835,262    $42,280,735
Contracts in payout
 (annuitization) period....           --        348,313       18,573         20,935        45,078        162,868
                             -----------    -----------   ----------    -----------    ----------    -----------
    Total net assets.......  $11,766,379    $51,201,919   $6,731,642    $23,493,200    $9,880,340    $42,443,603
                             ===========    ===========   ==========    ===========    ==========    ===========
FUND SHARE
 INFORMATION
Number of shares...........      785,473      2,966,508      313,100      2,208,007       592,702      2,734,768
                             ===========    ===========   ==========    ===========    ==========    ===========
Cost of investments........  $10,982,267    $43,681,120   $4,581,824    $23,211,416    $8,480,650    $39,530,104
                             ===========    ===========   ==========    ===========    ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     34.01    $     16.20   $    15.08    $     11.88    $    13.76    $     14.52
                             ===========    ===========   ==========    ===========    ==========    ===========
    Highest................  $     36.07    $     24.30   $    18.52    $     24.80    $    21.69    $     29.60
                             ===========    ===========   ==========    ===========    ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                              --------------------------------------------------------------------------
                                               ADVANCED    ADVANCED      ADVANCED     ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES        SERIES       SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST         TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- -------------- ----------- ----------- -----------
                                                  AST                      AST
                                               ACADEMIC                  AMERICAN        AST         AST
                                              STRATEGIES      AST        CENTURY      BALANCED    BLACKROCK      AST
                                                 ASSET     ADVANCED      INCOME &       ASSET      GLOBAL     BLACKROCK
                                              ALLOCATION  STRATEGIES  GROWTH (T)(AE) ALLOCATION  STRATEGIES     VALUE
                                              ----------- ----------- -------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends.................................... $   71,024   $ 35,686      $    --     $   83,462     $ --       $  194
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............   (104,392)   (37,322)         (25)      (116,290)     (43)        (209)
    Administrative expense...................    (10,163)    (3,751)          (3)       (13,500)      (5)         (26)
                                              ----------   --------      -------     ----------     ----       ------
    Net investment income (loss).............    (43,531)    (5,387)         (28)       (46,328)     (48)         (41)
                                              ----------   --------      -------     ----------     ----       ------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  1,630,528    409,161        5,395      2,054,372       47        1,038
    Cost of investments sold.................  1,483,048    350,743           --      1,777,977       47        1,135
                                              ----------   --------      -------     ----------     ----       ------
       Realized gains (losses) on fund
        shares...............................    147,480     58,418        5,395        276,395       --          (97)
Realized gain distributions..................         --      9,442           --        267,162       --           --
                                              ----------   --------      -------     ----------     ----       ------
    Net realized gains (losses)..............    147,480     67,860        5,395        543,557       --          (97)
Change in unrealized gains (losses)..........    553,603    198,510       (4,932)       363,232      403        1,965
                                              ----------   --------      -------     ----------     ----       ------
    Net realized and change in
     unrealized gains (losses) on
     investments.............................    701,083    266,370          463        906,789      403        1,868
                                              ----------   --------      -------     ----------     ----       ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $  657,552   $260,983      $   435     $  860,461     $355       $1,827
                                              ==========   ========      =======     ==========     ====       ======

--------
(t)On May 4, 2012, AST American Century Income & Growth merged into AST New Discovery Asset Allocation
(ae)For the period beginning January 1, 2012 and ended May 4, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                              -----------------------------------------------------------------------
                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST         AST         AST         AST         AST         AST
                                                 BOND        BOND        BOND        BOND        BOND        BOND
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                 2018        2019        2020        2021        2022      2023 (Z)
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  3,424    $  2,865     $ 1,024    $  2,429    $    199     $   --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............   (10,332)     (5,785)       (569)     (5,603)     (9,981)      (604)
    Administrative expense...................    (1,109)       (497)        (53)       (527)     (1,029)       (68)
                                               --------    --------     -------    --------    --------     ------
    Net investment income (loss).............    (8,017)     (3,417)        402      (3,701)    (10,811)      (672)
                                               --------    --------     -------    --------    --------     ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   224,179       6,317      83,500     123,198     413,922      1,733
    Cost of investments sold.................   207,488       6,532      91,415     109,948     390,670      1,718
                                               --------    --------     -------    --------    --------     ------
       Realized gains (losses) on fund
        shares...............................    16,691        (215)     (7,915)     13,250      23,252         15
Realized gain distributions..................     3,762      36,048      11,532       6,451       1,381         --
                                               --------    --------     -------    --------    --------     ------
    Net realized gains (losses)..............    20,453      35,833       3,617      19,701      24,633         15
Change in unrealized gains (losses)..........    18,295     (19,922)     (2,586)        424      22,787        256
                                               --------    --------     -------    --------    --------     ------
    Net realized and change in unrealized
     gains (losses) on investments...........    38,748      15,911       1,031      20,125      47,420        271
                                               --------    --------     -------    --------    --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ 30,731    $ 12,494     $ 1,433    $ 16,424    $ 36,609     $ (401)
                                               ========    ========     =======    ========    ========     ======

--------
(z)For the period beginning January 3, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                              -----------------------------------------------------------------------
                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST         AST
                                                CAPITAL       CLS         AST         AST       AST FI        AST
                                                GROWTH     MODERATE     COHEN &    FEDERATED  PYRAMIS(R)  FIRST TRUST
                                                 ASSET       ASSET      STEERS    AGGRESSIVE     ASSET     BALANCED
                                              ALLOCATION  ALLOCATION    REALTY      GROWTH    ALLOCATION    TARGET
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $   53,638   $ 10,243     $1,063      $   --      $ 1,117    $ 52,719
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............    (91,087)   (24,595)      (815)       (204)      (2,809)    (37,202)
    Administrative expense...................     (9,368)    (2,620)       (93)        (26)        (314)     (3,818)
                                              ----------   --------     ------      ------      -------    --------
    Net investment income (loss).............    (46,817)   (16,972)       155        (230)      (2,006)     11,699
                                              ----------   --------     ------      ------      -------    --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  2,215,714    206,050      1,122       8,317       53,783     610,082
    Cost of investments sold.................  2,083,523    174,997      1,207       8,016       47,734     566,510
                                              ----------   --------     ------      ------      -------    --------
       Realized gains (losses) on fund
        shares...............................    132,191     31,053        (85)        301        6,049      43,572
Realized gain distributions..................         --     48,242         --          --           --          --
                                              ----------   --------     ------      ------      -------    --------
    Net realized gains (losses)..............    132,191     79,295        (85)        301        6,049      43,572
Change in unrealized gains (losses)..........    563,598     75,063      6,740       2,789       16,592     139,527
                                              ----------   --------     ------      ------      -------    --------
    Net realized and change in unrealized
     gains (losses) on investments...........    695,789    154,358      6,655       3,090       22,641     183,099
                                              ----------   --------     ------      ------      -------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $  648,972   $137,386     $6,810      $2,860      $20,635    $194,798
                                              ==========   ========     ======      ======      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                         --------------------------------------------------------------------------------
                                           ADVANCED        ADVANCED       ADVANCED     ADVANCED    ADVANCED    ADVANCED
                                            SERIES          SERIES         SERIES       SERIES      SERIES      SERIES
                                            TRUST           TRUST           TRUST       TRUST        TRUST       TRUST
                                         SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ------------ ------------------ ----------- ------------ ----------- -----------
                                             AST             AST                         AST          AST         AST
                                         FIRST TRUST       FRANKLIN                    GOLDMAN      GOLDMAN     GOLDMAN
                                           CAPITAL        TEMPLETON          AST        SACHS        SACHS       SACHS
                                         APPRECIATION   FOUNDING FUNDS     GLOBAL    CONCENTRATED  LARGE-CAP    MID-CAP
                                            TARGET    ALLOCATION (U)(AB) REAL ESTATE    GROWTH       VALUE      GROWTH
                                         ------------ ------------------ ----------- ------------ ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  167,216       $     --         $ 44       $   125      $    52     $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (174,702)       (10,244)         (36)         (515)         (79)       (477)
    Administrative expense..............     (16,444)        (1,225)          (4)          (73)         (10)        (64)
                                          ----------       --------         ----       -------      -------     -------
    Net investment income
     (loss).............................     (23,930)       (11,469)           4          (463)         (37)       (541)
                                          ----------       --------         ----       -------      -------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   5,040,510        225,645          145        13,059       12,805      13,383
    Cost of investments sold............   4,832,819        230,931          126        10,931       16,390      12,727
                                          ----------       --------         ----       -------      -------     -------
       Realized gains (losses) on
        fund shares.....................     207,691         (5,286)          19         2,128       (3,585)        656
Realized gain distributions.............          --             --           --            --           --       4,862
                                          ----------       --------         ----       -------      -------     -------
    Net realized gains (losses).........     207,691         (5,286)          19         2,128       (3,585)      5,518
Change in unrealized gains
 (losses)...............................     834,151         36,306          534         6,921        5,258       2,733
                                          ----------       --------         ----       -------      -------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   1,041,842         31,020          553         9,049        1,673       8,251
                                          ----------       --------         ----       -------      -------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $1,017,912       $ 19,551         $557       $ 8,586      $ 1,636     $ 7,710
                                          ==========       ========         ====       =======      =======     =======

--------
(u)On September 21, 2012, Franklin Templeton VIP Founding Funds Allocation merged into AST Franklin Templeton Founding Funds Allocation
(ab)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012


                                              ----------------------------------------------------------------------------
                                               ADVANCED    ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED
                                                SERIES      SERIES      SERIES       SERIES        SERIES       SERIES
                                                 TRUST       TRUST       TRUST        TRUST         TRUST        TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                              ----------- ----------- ----------- ------------- ------------- -----------
                                                  AST                     AST
                                                GOLDMAN                 HORIZON                                   AST
                                                 SACHS                 MODERATE        AST           AST      INVESTMENT
                                               SMALL-CAP      AST        ASSET    INTERNATIONAL INTERNATIONAL    GRADE
                                                 VALUE    HIGH YIELD  ALLOCATION     GROWTH         VALUE        BOND
                                              ----------- ----------- ----------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................    $ 31       $3,949      $ 3,139      $  584        $ 1,510    $    57,691
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (65)        (556)      (6,535)       (534)          (679)       (79,059)
    Administrative expense...................      (8)         (81)        (784)        (74)           (91)        (8,896)
                                                 ----       ------      -------      ------        -------    -----------
    Net investment income (loss).............     (42)       3,312       (4,180)        (24)           740        (30,264)
                                                 ----       ------      -------      ------        -------    -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     175        2,260       52,360       4,828         11,227     11,081,282
    Cost of investments sold.................     152        2,160       47,467       5,222         14,365     10,848,212
                                                 ----       ------      -------      ------        -------    -----------
       Realized gains (losses) on fund
        shares...............................      23          100        4,893        (394)        (3,138)       233,070
Realized gain distributions..................      --           --       13,598          --             --         65,662
                                                 ----       ------      -------      ------        -------    -----------
    Net realized gains (losses)..............      23          100       18,491        (394)        (3,138)       298,732
Change in unrealized gains (losses)..........     731        2,673       26,038       8,789         11,366        213,149
                                                 ----       ------      -------      ------        -------    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.............................     754        2,773       44,529       8,395          8,228        511,881
                                                 ----       ------      -------      ------        -------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $712       $6,085      $40,349      $8,371        $ 8,968    $   481,617
                                                 ====       ======      =======      ======        =======    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                              ----------------------------------------------------------------------------
                                                ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED    ADVANCED
                                                 SERIES       SERIES        SERIES       SERIES      SERIES      SERIES
                                                 TRUST         TRUST         TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ------------ ------------- ------------- ----------- ----------- -----------
                                                  AST           AST           AST                      AST         AST
                                                JPMORGAN     JPMORGAN      JPMORGAN        AST     LORD ABBETT   MARSICO
                                                 GLOBAL    INTERNATIONAL   STRATEGIC    LARGE-CAP  CORE FIXED    CAPITAL
                                              THEMATIC (W)    EQUITY     OPPORTUNITIES    VALUE      INCOME      GROWTH
                                              ------------ ------------- ------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................   $   721       $  881       $ 52,731       $ 21       $  584      $   306
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............    (1,783)        (635)       (48,016)       (21)        (571)      (1,082)
    Administrative expense...................      (210)         (68)        (5,010)        (3)         (82)        (121)
                                                -------       ------       --------       ----       ------      -------
    Net investment income (loss).............    (1,272)         178           (295)        (3)         (69)        (897)
                                                -------       ------       --------       ----       ------      -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    56,417        5,050        890,584         25        4,129       12,772
    Cost of investments sold.................    48,191        5,745        804,916         27        3,734       12,243
                                                -------       ------       --------       ----       ------      -------
       Realized gains (losses) on fund
        shares...............................     8,226         (695)        85,668         (2)         395          529
Realized gain distributions..................       961           --             --         --        1,389           --
                                                -------       ------       --------       ----       ------      -------
    Net realized gains (losses)..............     9,187         (695)        85,668         (2)       1,784          529
Change in unrealized gains (losses)..........     6,520        9,072        182,420        144          692        7,501
                                                -------       ------       --------       ----       ------      -------
    Net realized and change in
     unrealized gains (losses) on
     investments.............................    15,707        8,377        268,088        142        2,476        8,030
                                                -------       ------       --------       ----       ------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $14,435       $8,555       $267,793       $139       $2,407      $ 7,133
                                                =======       ======       ========       ====       ======      =======

--------
(w)Previously known as AST Horizon Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                              -----------------------------------------------------------------------
                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                  AST
                                                                                               NEUBERGER      AST
                                                                                               BERMAN /    NEUBERGER
                                                  AST         AST         AST         AST         LSV       BERMAN
                                              MFS GLOBAL      MFS       MID-CAP      MONEY      MID-CAP     MID-CAP
                                                EQUITY      GROWTH       VALUE      MARKET       VALUE      GROWTH
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $  465      $   --      $   212    $     46     $   279     $   --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (446)       (146)        (539)     (5,788)       (303)      (393)
    Administrative expense...................      (65)        (22)         (61)       (685)        (41)       (56)
                                                ------      ------      -------    --------     -------     ------
    Net investment income (loss).............      (46)       (168)        (388)     (6,427)        (65)      (449)
                                                ------      ------      -------    --------     -------     ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    6,232       2,287       12,919     885,026      14,290      2,342
    Cost of investments sold.................    5,976       1,899        9,569     885,026      12,385      2,042
                                                ------      ------      -------    --------     -------     ------
       Realized gains (losses) on fund
        shares...............................      256         388        3,350          --       1,905        300
Realized gain distributions..................       --          --          189          --          --         --
                                                ------      ------      -------    --------     -------     ------
    Net realized gains (losses)..............      256         388        3,539          --       1,905        300
Change in unrealized gains (losses)..........    8,387       1,903        2,985          --       2,651      3,528
                                                ------      ------      -------    --------     -------     ------
    Net realized and change in unrealized
     gains (losses) on investments...........    8,643       2,291        6,524          --       4,556      3,828
                                                ------      ------      -------    --------     -------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $8,597      $2,123      $ 6,136    $ (6,427)    $ 4,491     $3,379
                                                ======      ======      =======    ========     =======     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                         --------------------------------------------------------------------------------
                                              ADVANCED       ADVANCED    ADVANCED     ADVANCED     ADVANCED    ADVANCED
                                               SERIES         SERIES      SERIES       SERIES       SERIES      SERIES
                                               TRUST           TRUST       TRUST       TRUST        TRUST        TRUST
                                            SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------------ ----------- ----------- ------------ ------------ -----------
                                                                AST         AST
                                                AST         PARAMETRIC     PIMCO        AST          AST          AST
                                           NEW DISCOVERY     EMERGING     LIMITED      PIMCO     PRESERVATION   QMA US
                                               ASSET          MARKETS    MATURITY   TOTAL RETURN    ASSET       EQUITY
                                         ALLOCATION (T)(AB)   EQUITY       BOND         BOND      ALLOCATION     ALPHA
                                         ------------------ ----------- ----------- ------------ ------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................        $ 64          $  297      $ 1,251     $10,506     $   96,116    $  275
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........         (48)           (276)      (1,184)     (6,516)      (122,158)     (392)
    Administrative expense..............          (5)            (32)        (163)       (602)       (12,905)      (54)
                                                ----          ------      -------     -------     ----------    ------
    Net investment income (loss)........          11             (11)         (96)      3,388        (38,947)     (171)
                                                ----          ------      -------     -------     ----------    ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................         303           8,603        8,670      53,477      1,908,816     1,505
    Cost of investments sold............         305           6,685        9,087      51,254      1,661,218     1,358
                                                ----          ------      -------     -------     ----------    ------
       Realized gains (losses) on
        fund shares.....................          (2)          1,918         (417)      2,223        247,598       147
Realized gain distributions.............          --             408        3,069       4,205        498,214        --
                                                ----          ------      -------     -------     ----------    ------
    Net realized gains (losses).........          (2)          2,326        2,652       6,428        745,812       147
Change in unrealized gains (losses).....         173             674        1,027      18,697         (4,343)    5,011
                                                ----          ------      -------     -------     ----------    ------
    Net realized and change in
     unrealized gains (losses) on
     investments........................         171           3,000        3,679      25,125        741,469     5,158
                                                ----          ------      -------     -------     ----------    ------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................        $182          $2,989      $ 3,583     $28,513     $  702,522    $4,987
                                                ====          ======      =======     =======     ==========    ======

--------
(t)On May 4, 2012, AST American Century Income & Growth merged into AST New Discovery Asset Allocation
(ab)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                         ----------------------------------------------------------------------------
                                           ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED      ADVANCED
                                            SERIES      SERIES      SERIES      SERIES       SERIES        SERIES
                                            TRUST        TRUST       TRUST       TRUST        TRUST         TRUST
                                         SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ----------- ----------- ----------- ------------- -------------
                                                          AST
                                             AST       SCHRODERS                               AST           AST
                                          SCHRODERS   MULTI-ASSET     AST         AST     T. ROWE PRICE T. ROWE PRICE
                                            GLOBAL       WORLD     SMALL-CAP   SMALL-CAP      ASSET        EQUITY
                                         TACTICAL (V) STRATEGIES    GROWTH       VALUE     ALLOCATION      INCOME
                                         ------------ ----------- ----------- ----------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $ 2,065     $ 19,063      $ --       $   156    $   71,689      $  100
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (3,952)     (12,448)      (33)         (397)      (81,140)       (802)
    Administrative expense..............      (541)      (1,314)       (4)          (50)       (8,269)        (78)
                                           -------     --------      ----       -------    ----------      ------
    Net investment income (loss)........    (2,428)       5,301       (37)         (291)      (17,720)       (780)
                                           -------     --------      ----       -------    ----------      ------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    24,212      357,935       327        13,082     1,143,171       1,914
    Cost of investments sold............    20,686      321,234       284         9,661       985,858       1,900
                                           -------     --------      ----       -------    ----------      ------
       Realized gains (losses) on
        fund shares.....................     3,526       36,701        43         3,421       157,313          14
Realized gain distributions.............     2,048           --        --            --        45,454          --
                                           -------     --------      ----       -------    ----------      ------
    Net realized gains (losses).........     5,574       36,701        43         3,421       202,767          14
Change in unrealized gains (losses).....    39,408       27,409       301         1,709       398,400       7,635
                                           -------     --------      ----       -------    ----------      ------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    44,982       64,110       344         5,130       601,167       7,649
                                           -------     --------      ----       -------    ----------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $42,554     $ 69,411      $307       $ 4,839    $  583,447      $6,869
                                           =======     ========      ====       =======    ==========      ======

--------
(v)Previously known as AST CLS Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                         -----------------------------------------------------------------------------
                                                                                                            ALLIANCE
                                                                                                            BERNSTEIN
                                           ADVANCED      ADVANCED      ADVANCED     ADVANCED    ADVANCED    VARIABLE
                                            SERIES        SERIES        SERIES       SERIES      SERIES      PRODUCT
                                             TRUST         TRUST         TRUST        TRUST       TRUST    SERIES FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ------------- ------------- ------------- ----------- ----------- -----------
                                                                                       AST
                                                            AST           AST      WELLINGTON      AST
                                              AST      T. ROWE PRICE T. ROWE PRICE MANAGEMENT    WESTERN    ALLIANCE
                                         T. ROWE PRICE   LARGE-CAP      NATURAL      HEDGED    ASSET CORE   BERNSTEIN
                                          GLOBAL BOND     GROWTH       RESOURCES     EQUITY     PLUS BOND  VPS GROWTH
                                         ------------- ------------- ------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 1,464       $   --        $   537      $   330      $ --     $       --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (765)        (427)        (1,497)      (1,616)      (36)      (337,269)
    Administrative expense..............        (98)         (54)          (177)        (173)       (7)       (34,291)
                                            -------       ------        -------      -------      ----     ----------
    Net investment income (loss)........        601         (481)        (1,137)      (1,459)      (43)      (371,560)
                                            -------       ------        -------      -------      ----     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     39,836        5,022          9,133        4,298       569      4,422,310
    Cost of investments sold............     39,494        3,750         11,313        4,031       566      3,515,385
                                            -------       ------        -------      -------      ----     ----------
       Realized gains (losses) on
        fund shares.....................        342        1,272         (2,180)         267         3        906,925
Realized gain distributions.............      1,019           --             --           --        --             --
                                            -------       ------        -------      -------      ----     ----------
    Net realized gains (losses).........      1,361        1,272         (2,180)         267         3        906,925
Change in unrealized gains
 (losses)...............................        817        4,292          5,601       11,167       175      2,022,707
                                            -------       ------        -------      -------      ----     ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................      2,178        5,564          3,421       11,434       178      2,929,632
                                            -------       ------        -------      -------      ----     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $ 2,779       $5,083        $ 2,284      $ 9,975      $135     $2,558,072
                                            =======       ======        =======      =======      ====     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                      --------------------------------------------------------------------------------------
                                        ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                        BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN
                                        VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY
                                         PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE
                                       SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC.
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------- ----------------
                                        ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                      BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN
                                        GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY
                                         INCOME         VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED
                                      ------------- ------------- ------------- ------------- ------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $   820,230   $   199,413   $    5,446    $   53,310     $ 24,889         $  226
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (953,138)     (219,734)    (276,254)     (280,806)     (21,827)          (150)
    Administrative expense...........      (72,765)      (28,697)     (22,660)      (36,289)      (2,797)           (11)
                                       -----------   -----------   ----------    ----------     --------         ------
    Net investment income
     (loss)..........................     (205,673)      (49,018)    (293,468)     (263,785)         265             65
                                       -----------   -----------   ----------    ----------     --------         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   11,082,347     4,014,245    2,760,603     4,425,508      309,620            848
    Cost of investments sold.........   11,704,623     5,555,384    2,375,843     4,033,233      362,197            807
                                       -----------   -----------   ----------    ----------     --------         ------
       Realized gains (losses)
        on fund shares...............     (622,276)   (1,541,139)     384,760       392,275      (52,577)            41
Realized gain distributions..........           --            --           --       589,679           --             --
                                       -----------   -----------   ----------    ----------     --------         ------
    Net realized gains
     (losses)........................     (622,276)   (1,541,139)     384,760       981,954      (52,577)            41
Change in unrealized gains
 (losses)............................    9,658,628     3,365,049    2,192,621     2,161,593      238,729            950
                                       -----------   -----------   ----------    ----------     --------         ------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    9,036,352     1,823,910    2,577,381     3,143,547      186,152            991
                                       -----------   -----------   ----------    ----------     --------         ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 8,830,679   $ 1,774,892   $2,283,913    $2,879,762     $186,417         $1,056
                                       ===========   ===========   ==========    ==========     ========         ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                      -------------------------------------------------------------------------------
                                                         DREYFUS
                                          AMERICAN      SOCIALLY                   DREYFUS     DREYFUS        DWS
                                          CENTURY      RESPONSIBLE                VARIABLE     VARIABLE    VARIABLE
                                          VARIABLE       GROWTH    DREYFUS STOCK INVESTMENT   INVESTMENT  INVESTMENT
                                      PORTFOLIOS, INC. FUND, INC.   INDEX FUND      FUND         FUND      SERIES I
                                        SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                      ---------------- ----------- ------------- ----------- ------------ -----------
                                                         DREYFUS
                                          AMERICAN      SOCIALLY
                                          CENTURY      RESPONSIBLE DREYFUS STOCK VIF GROWTH      VIF          DWS
                                      VP INTERNATIONAL GROWTH FUND  INDEX FUND    & INCOME   MONEY MARKET BOND VIP A
                                      ---------------- ----------- ------------- ----------- ------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................       $ 38         $  121       $ 9,240      $ 1,115     $     --     $14,697
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......        (63)          (185)       (6,013)      (1,101)      (7,217)     (1,411)
    Administrative expense...........         (4)           (14)         (457)         (82)        (555)     (1,048)
                                            ----         ------       -------      -------     --------     -------
    Net investment income
     (loss)..........................        (29)           (78)        2,770          (68)      (7,772)     12,238
                                            ----         ------       -------      -------     --------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............         70            208        57,863       26,566      276,756      35,685
    Cost of investments sold.........         64            190        54,089       26,336      276,756      35,754
                                            ----         ------       -------      -------     --------     -------
       Realized gains (losses)
        on fund shares...............          6             18         3,774          230           --         (69)
Realized gain distributions..........         --             --        22,844           --           --          --
                                            ----         ------       -------      -------     --------     -------
    Net realized gains (losses)......          6             18        26,618          230           --         (69)
Change in unrealized gains
 (losses)............................        844          1,532        31,254       12,853           (1)     11,227
                                            ----         ------       -------      -------     --------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................        850          1,550        57,872       13,083           (1)     11,158
                                            ----         ------       -------      -------     --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................       $821         $1,472       $60,642      $13,015     $ (7,773)    $23,396
                                            ====         ======       =======      =======     ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                         ---------------------------------------------------------------------------
                                             DWS         DWS         DWS          DWS           DWS          DWS
                                          VARIABLE    VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE
                                         INVESTMENT  INVESTMENT  INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT
                                          SERIES I    SERIES I    SERIES I     SERIES I      SERIES II    SERIES II
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------- ----------- ----------- ------------- ------------- -----------
                                                                     DWS
                                             DWS                   GLOBAL                       DWS          DWS
                                           CAPITAL       DWS      SMALL CAP       DWS      GLOBAL INCOME    MONEY
                                           GROWTH    CORE EQUITY   GROWTH    INTERNATIONAL    BUILDER      MARKET
                                            VIP A     VIP A (I)     VIP A        VIP A     VIP A II (J)   VIP A II
                                         ----------- ----------- ----------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  8,382     $ 4,828    $  6,926     $  6,534      $ 18,962     $     21
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (4,064)     (1,604)     (4,337)      (1,352)       (5,192)        (950)
    Administrative expense..............    (2,892)     (1,136)     (3,013)        (916)       (3,717)        (647)
                                          --------     -------    --------     --------      --------     --------
    Net investment income (loss)........     1,426       2,088        (424)       4,266        10,053       (1,576)
                                          --------     -------    --------     --------      --------     --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................   196,867      91,928     204,457       22,822        90,205      110,524
    Cost of investments sold............   160,965      90,908     198,942       33,463        84,368      110,524
                                          --------     -------    --------     --------      --------     --------
       Realized gains (losses) on
        fund shares.....................    35,902       1,020       5,515      (10,641)        5,837           --
Realized gain distributions.............        --          --      54,104           --            --           --
                                          --------     -------    --------     --------      --------     --------
    Net realized gains (losses).........    35,902       1,020      59,619      (10,641)        5,837           --
Change in unrealized gains (losses).....   106,507      53,091      84,629       61,118       125,117           (1)
                                          --------     -------    --------     --------      --------     --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   142,409      54,111     144,248       50,477       130,954           (1)
                                          --------     -------    --------     --------      --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................  $143,835     $56,199    $143,824     $ 54,743      $141,007     $ (1,577)
                                          ========     =======    ========     ========      ========     ========

--------
(i)Previously known as DWS Growth and Income VIP A
(j)Previously known as DWS Balanced VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                      ---------------------------------------------------------------------------------
                                          DWS                     FIDELITY      FIDELITY      FIDELITY      FIDELITY
                                       VARIABLE     FEDERATED     VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                      INVESTMENT    INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                       SERIES II     SERIES     PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                      SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ------------- ------------- ------------- ------------- -------------
                                          DWS
                                         SMALL
                                        MID CAP     FEDERATED
                                        GROWTH        PRIME          VIP           VIP                         VIP
                                       VIP A II   MONEY FUND II  CONTRAFUND   EQUITY-INCOME  VIP GROWTH    HIGH INCOME
                                      ----------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $    --    $       --    $   60,670     $ 23,933      $ 17,312      $ 45,778
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (1,248)     (103,613)      (60,475)     (10,820)      (38,138)      (11,090)
    Administrative expense...........      (872)       (7,904)       (4,854)        (839)       (3,049)         (905)
                                        -------    ----------    ----------     --------      --------      --------
    Net investment income
     (loss)..........................    (2,120)     (111,517)       (4,659)      12,274       (23,875)       33,783
                                        -------    ----------    ----------     --------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    94,577     1,780,684     1,188,335      278,161       590,343       349,781
    Cost of investments sold.........    83,592     1,780,684     1,099,450      291,385       530,764       357,761
                                        -------    ----------    ----------     --------      --------      --------
       Realized gains (losses)
        on fund shares...............    10,985            --        88,885      (13,224)       59,579        (7,980)
Realized gain distributions..........        --            --            --       53,077            --            --
                                        -------    ----------    ----------     --------      --------      --------
    Net realized gains
     (losses)........................    10,985            --        88,885       39,853        59,579        (7,980)
Change in unrealized gains
 (losses)............................    34,589            --       605,582       71,357       340,945        84,727
                                        -------    ----------    ----------     --------      --------      --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    45,574            --       694,467      111,210       400,524        76,747
                                        -------    ----------    ----------     --------      --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $43,454    $ (111,517)   $  689,808     $123,484      $376,649      $110,530
                                        =======    ==========    ==========     ========      ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012


                                -----------------------------------------------------------------------------------------------
                                                                              FIDELITY          FIDELITY          FIDELITY
                                  FIDELITY      FIDELITY      FIDELITY        VARIABLE          VARIABLE          VARIABLE
                                  VARIABLE      VARIABLE      VARIABLE        INSURANCE         INSURANCE         INSURANCE
                                  INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                ------------- ------------- ------------- ----------------- ----------------- -----------------
                                                   VIP                        VIP ASSET                              VIP
                                               INVESTMENT        VIP       MANAGER GROWTH    VIP CONTRAFUND     EQUITY-INCOME
                                VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                ------------- ------------- ------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $ 79,081      $ 31,283      $ 17,841         $  616          $   592,369        $ 18,842
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (50,677)      (16,934)      (11,649)          (702)            (811,820)        (10,123)
    Administrative
     expense...................     (4,064)       (1,446)         (958)           (55)            (110,052)           (694)
                                  --------      --------      --------         ------          -----------        --------
    Net investment income
     (loss)....................     24,340        12,903         5,234           (141)            (329,503)          8,025
                                  --------      --------      --------         ------          -----------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    889,783       310,951       236,353            759           17,394,665         138,031
    Cost of investments
     sold......................    777,649       296,032       266,949            588           18,335,496         146,914
                                  --------      --------      --------         ------          -----------        --------
       Realized gains
        (losses) on fund
        shares.................    112,134        14,919       (30,596)           171             (940,831)         (8,883)
Realized gain
 distributions.................     53,542        37,109         3,070            203                   --          43,349
                                  --------      --------      --------         ------          -----------        --------
    Net realized gains
     (losses)..................    165,676        52,028       (27,526)           374             (940,831)         34,466
Change in unrealized gains
 (losses)......................    367,424           593       191,337          6,429            9,219,358          56,491
                                  --------      --------      --------         ------          -----------        --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    533,100        52,621       163,811          6,803            8,278,527          90,957
                                  --------      --------      --------         ------          -----------        --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $557,440      $ 65,524      $169,045         $6,662          $ 7,949,024        $ 98,982
                                  ========      ========      ========         ======          ===========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012


                             ------------------------------------------------------------------------------------------
                                 FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                 VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                 INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                               PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                             (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                             ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                      VIP FREEDOM
                                VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                              2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO        VIP GROWTH
                             (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $  132,866        $  101,489         $ 45,624         $   29,608          $   417
Charges from Allstate Life
 Insurance Company:
    Mortality and
     expense risk...........      (120,113)          (85,044)         (32,311)           (40,492)          (1,901)
    Administrative
     expense................       (15,794)          (11,313)          (4,518)            (5,581)            (130)
                                ----------        ----------         --------         ----------          -------
    Net investment
     income (loss)..........        (3,041)            5,132            8,795            (16,465)          (1,614)
                                ----------        ----------         --------         ----------          -------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     2,491,757         1,731,816          474,546          1,113,228           20,608
    Cost of investments
     sold...................     2,378,934         1,633,399          450,793          1,077,747           15,835
                                ----------        ----------         --------         ----------          -------
       Realized gains
        (losses) on
        fund shares.........       112,823            98,417           23,753             35,481            4,773
Realized gain
 distributions..............       117,588            69,705           21,122             37,365               --
                                ----------        ----------         --------         ----------          -------
    Net realized gains
     (losses)...............       230,411           168,122           44,875             72,846            4,773
Change in unrealized gains
 (losses)...................       545,104           463,264          244,633             78,045           11,632
                                ----------        ----------         --------         ----------          -------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............       775,515           631,386          289,508            150,891           16,405
                                ----------        ----------         --------         ----------          -------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................    $  772,474        $  636,518         $298,303         $  134,426          $14,791
                                ==========        ==========         ========         ==========          =======

                             -----------------
                                 FIDELITY
                                 VARIABLE
                                 INSURANCE
                               PRODUCTS FUND
                             (SERVICE CLASS 2)
                                SUB-ACCOUNT
                             -----------------

                                VIP GROWTH
                                 & INCOME
                             (SERVICE CLASS 2)
                             -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $  228,139
Charges from Allstate Life
 Insurance Company:
    Mortality and
     expense risk...........      (167,157)
    Administrative
     expense................       (22,503)
                                ----------
    Net investment
     income (loss)..........        38,479
                                ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     2,093,833
    Cost of investments
     sold...................     1,929,541
                                ----------
       Realized gains
        (losses) on
        fund shares.........       164,292
Realized gain
 distributions..............         5,487
                                ----------
    Net realized gains
     (losses)...............       169,779
Change in unrealized gains
 (losses)...................     1,568,381
                                ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............     1,738,160
                                ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................    $1,776,639
                                ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                 ------------------------------------------------------------------------------------------
                                     FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                     VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                     INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                   PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                 (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                 ----------------- ----------------- ----------------- ----------------- -----------------
                                        VIP            VIP HIGH                         VIP INVESTMENT
                                   GROWTH STOCK         INCOME         VIP INDEX 500      GRADE BOND        VIP MIDCAP
                                 (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                 ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................     $  7,059         $  324,877        $  124,178           $ 33           $   56,423
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.......................      (19,767)           (90,042)          (95,448)           (22)            (218,087)
    Administrative
     expense....................       (2,536)           (11,542)          (12,717)            (1)             (29,798)
                                     --------         ----------        ----------           ----           ----------
    Net investment income
     (loss).....................      (15,244)           223,293            16,013             10             (191,462)
                                     --------         ----------        ----------           ----           ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........      859,957          1,706,947         2,053,297             27            3,859,596
    Cost of investments
     sold.......................      746,099          1,689,936         1,905,232             26            3,741,130
                                     --------         ----------        ----------           ----           ----------
       Realized gains
        (losses) on fund
        shares..................      113,858             17,011           148,065              1              118,466
Realized gain distributions.....           --                 --            89,030             41            1,158,574
                                     --------         ----------        ----------           ----           ----------
    Net realized gains
     (losses)...................      113,858             17,011           237,095             42            1,277,040
Change in unrealized gains
 (losses).......................      113,991            483,883           634,984              6              833,615
                                     --------         ----------        ----------           ----           ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments................      227,849            500,894           872,079             48            2,110,655
                                     --------         ----------        ----------           ----           ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................     $212,605         $  724,187        $  888,092           $ 58           $1,919,193
                                     ========         ==========        ==========           ====           ==========

                                 -----------------
                                     FIDELITY
                                     VARIABLE
                                     INSURANCE
                                   PRODUCTS FUND
                                 (SERVICE CLASS 2)
                                    SUB-ACCOUNT
                                 -----------------
                                     VIP MONEY
                                      MARKET
                                 (SERVICE CLASS 2)
                                 -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................    $    1,445
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.......................      (212,253)
    Administrative
     expense....................       (25,784)
                                    ----------
    Net investment income
     (loss).....................      (236,592)
                                    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........     8,107,565
    Cost of investments
     sold.......................     8,107,565
                                    ----------
       Realized gains
        (losses) on fund
        shares..................            --
Realized gain distributions.....            --
                                    ----------
    Net realized gains
     (losses)...................            --
Change in unrealized gains
 (losses).......................            --
                                    ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments................            --
                                    ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................    $ (236,592)
                                    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012


                                -----------------------------------------------------------------------------------------------
                                    FIDELITY         FRANKLIN       FRANKLIN        FRANKLIN         FRANKLIN       FRANKLIN
                                    VARIABLE        TEMPLETON      TEMPLETON        TEMPLETON       TEMPLETON      TEMPLETON
                                    INSURANCE        VARIABLE       VARIABLE        VARIABLE         VARIABLE       VARIABLE
                                  PRODUCTS FUND     INSURANCE      INSURANCE        INSURANCE       INSURANCE      INSURANCE
                                (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST   PRODUCTS TRUST PRODUCTS TRUST
                                   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                ----------------- -------------- -------------- ----------------- -------------- --------------
                                                     FRANKLIN       FRANKLIN                                        FRANKLIN
                                                     FLEX CAP      GROWTH AND                        FRANKLIN      LARGE CAP
                                  VIP OVERSEAS        GROWTH         INCOME       FRANKLIN HIGH       INCOME         GROWTH
                                (SERVICE CLASS 2)   SECURITIES     SECURITIES   INCOME SECURITIES   SECURITIES     SECURITIES
                                ----------------- -------------- -------------- ----------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................      $   540        $       --     $  976,820      $  777,903      $10,253,797     $  311,629
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................         (523)          (43,546)      (479,130)       (169,488)      (2,225,459)      (523,830)
    Administrative
     expense...................          (32)           (5,705)       (64,893)        (15,916)        (271,943)       (73,046)
                                     -------        ----------     ----------      ----------      -----------     ----------
    Net investment income
     (loss)....................          (15)          (49,251)       432,797         592,499        7,756,395       (285,247)
                                     -------        ----------     ----------      ----------      -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........        5,809         1,090,417      8,418,199       2,853,286       38,559,262      9,819,958
    Cost of investments
     sold......................        7,298           870,969      9,156,553       2,670,845       39,944,908      9,223,437
                                     -------        ----------     ----------      ----------      -----------     ----------
       Realized gains
        (losses) on fund
        shares.................       (1,489)          219,448       (738,354)        182,441       (1,385,646)       596,521
Realized gain
 distributions.................          107                --             --              --               --             --
                                     -------        ----------     ----------      ----------      -----------     ----------
    Net realized gains
     (losses)..................       (1,382)          219,448       (738,354)        182,441       (1,385,646)       596,521
Change in unrealized gains
 (losses)......................        7,014            99,281      3,731,498         649,588        9,949,306      3,773,756
                                     -------        ----------     ----------      ----------      -----------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............        5,632           318,729      2,993,144         832,029        8,563,660      4,370,277
                                     -------        ----------     ----------      ----------      -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................      $ 5,617        $  269,478     $3,425,941      $1,424,528      $16,320,055     $4,085,030
                                     =======        ==========     ==========      ==========      ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                   ---------------------------------------------------------------------------------------------
                                      FRANKLIN       FRANKLIN         FRANKLIN         FRANKLIN       FRANKLIN       FRANKLIN
                                     TEMPLETON      TEMPLETON        TEMPLETON        TEMPLETON      TEMPLETON      TEMPLETON
                                      VARIABLE       VARIABLE         VARIABLE         VARIABLE       VARIABLE       VARIABLE
                                     INSURANCE      INSURANCE        INSURANCE        INSURANCE      INSURANCE      INSURANCE
                                   PRODUCTS TRUST PRODUCTS TRUST   PRODUCTS TRUST   PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                   -------------- -------------- ------------------ -------------- -------------- --------------
                                                                      FRANKLIN
                                      FRANKLIN       FRANKLIN        TEMPLETON
                                     SMALL CAP    SMALL-MID CAP     VIP FOUNDING    FRANKLIN U.S.  MUTUAL GLOBAL
                                       VALUE          GROWTH           FUNDS          GOVERNMENT     DISCOVERY    MUTUAL SHARES
                                     SECURITIES     SECURITIES   ALLOCATION (U)(AD)   SECURITIES     SECURITIES     SECURITIES
                                   -------------- -------------- ------------------ -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $  261,205      $     --        $   76,882       $  795,532     $  441,709    $ 1,647,301
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................     (471,583)      (24,111)          (24,518)        (418,882)      (244,404)    (1,175,854)
    Administrative expense........      (60,876)       (2,963)           (2,889)         (56,776)       (33,985)      (145,549)
                                     ----------      --------        ----------       ----------     ----------    -----------
    Net investment income
     (loss).......................     (271,254)      (27,074)           49,475          319,874        163,320        325,898
                                     ----------      --------        ----------       ----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    8,403,680       267,750         2,621,118        8,858,064      5,408,543     18,892,861
    Cost of investments
     sold.........................    7,337,017       201,694         2,150,322        8,516,248      5,441,882     19,188,986
                                     ----------      --------        ----------       ----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares....................    1,066,663        66,056           470,796          341,816        (33,339)      (296,125)
Realized gain distributions.......           --       116,571                --               --        891,692             --
                                     ----------      --------        ----------       ----------     ----------    -----------
    Net realized gains
     (losses).....................    1,066,663       182,627           470,796          341,816        858,353       (296,125)
Change in unrealized gains
 (losses).........................    4,295,839       (10,925)         (237,804)        (559,317)       958,063      9,750,958
                                     ----------      --------        ----------       ----------     ----------    -----------
    Net realized and change in
     unrealized gains (losses)
     on investments...............    5,362,502       171,702           232,992         (217,501)     1,816,416      9,454,833
                                     ----------      --------        ----------       ----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................   $5,091,248      $144,628        $  282,467       $  102,373     $1,979,736    $ 9,780,731
                                     ==========      ========        ==========       ==========     ==========    ===========

--------
(u)On September 21, 2012, Franklin Templeton VIP Founding Funds Allocation merged into AST Franklin Templeton Founding Funds Allocation
(ad)For the period beginning January 1, 2012 and ended September 21, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                   ---------------------------------------------------------------------------------------
                                      FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                     TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS
                                      VARIABLE       VARIABLE       VARIABLE       VARIABLE      VARIABLE      VARIABLE
                                     INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE     INSURANCE
                                   PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST     TRUST         TRUST
                                    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                   -------------- -------------- -------------- -------------- ------------- -------------
                                     TEMPLETON                     TEMPLETON
                                     DEVELOPING     TEMPLETON        GLOBAL       TEMPLETON         VIT
                                      MARKETS        FOREIGN          BOND          GROWTH       LARGE CAP        VIT
                                     SECURITIES     SECURITIES     SECURITIES     SECURITIES       VALUE     MID CAP VALUE
                                   -------------- -------------- -------------- -------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $  273,634    $ 2,753,390      $128,937       $ 21,333     $   56,757    $   44,404
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................     (283,911)    (1,319,046)      (28,037)       (13,490)       (64,040)      (59,283)
    Administrative expense........      (38,127)      (159,990)       (3,245)        (1,026)        (8,254)       (7,930)
                                     ----------    -----------      --------       --------     ----------    ----------
    Net investment income
     (loss).......................      (48,404)     1,274,354        97,655          6,817        (15,537)      (22,809)
                                     ----------    -----------      --------       --------     ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    5,961,705     22,491,104       697,756        241,910      1,081,313     1,180,871
    Cost of investments
     sold.........................    5,987,917     24,643,504       595,060        268,559      1,124,326     1,237,880
                                     ----------    -----------      --------       --------     ----------    ----------
       Realized gains
        (losses) on fund
        shares....................      (26,212)    (2,152,400)      102,696        (26,649)       (43,013)      (57,009)
Realized gain distributions.......           --             --         3,237             --        100,274            --
                                     ----------    -----------      --------       --------     ----------    ----------
    Net realized gains
     (losses).....................      (26,212)    (2,152,400)      105,933        (26,649)        57,261       (57,009)
Change in unrealized gains
 (losses).........................    2,283,133     14,940,606        64,934        196,000        648,798       716,356
                                     ----------    -----------      --------       --------     ----------    ----------
    Net realized and change in
     unrealized gains (losses)
     on investments...............    2,256,921     12,788,206       170,867        169,351        706,059       659,347
                                     ----------    -----------      --------       --------     ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................   $2,208,517    $14,062,560      $268,522       $176,168     $  690,522    $  636,538
                                     ==========    ===========      ========       ========     ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                ----------------------------------------------------------------------------------------------
                                GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE          INVESCO            INVESCO
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE       INVESTMENT          INVESTMENT
                                    TRUST         TRUST         TRUST         TRUST          SERVICES            SERVICES
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------------- ------------------
                                                   VIT           VIT
                                     VIT        STRATEGIC    STRUCTURED        VIT         INVESCO V.I.        INVESCO V.I.
                                  STRATEGIC   INTERNATIONAL   SMALL CAP    STRUCTURED         CAPITAL            CAPITAL
                                   GROWTH        EQUITY        EQUITY      U.S. EQUITY  APPRECIATION (N)(X) DEVELOPMENT (P)(X)
                                ------------- ------------- ------------- ------------- ------------------- ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  110         $ 53       $   99,107    $  110,100       $        --         $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (194)         (37)        (130,678)      (95,508)         (261,454)           (32,919)
    Administrative
     expense...................       (15)          (3)         (17,067)      (12,473)          (19,298)            (2,535)
                                   ------         ----       ----------    ----------       -----------         ----------
    Net investment income
     (loss)....................       (99)          13          (48,638)        2,119          (280,752)           (35,454)
                                   ------         ----       ----------    ----------       -----------         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     2,990           46        2,142,530     1,558,766        63,572,660          8,312,083
    Cost of investments
     sold......................     2,671           45        2,216,506     1,557,767        63,715,265          7,317,441
                                   ------         ----       ----------    ----------       -----------         ----------
       Realized gains
        (losses) on fund
        shares.................       319            1          (73,976)          999          (142,605)           994,642
Realized gain
 distributions.................        --           --               --            --                --                 --
                                   ------         ----       ----------    ----------       -----------         ----------
    Net realized gains
     (losses)..................       319            1          (73,976)          999          (142,605)           994,642
Change in unrealized gains
 (losses)......................     2,543          408        1,104,546       786,993         8,514,074              3,884
                                   ------         ----       ----------    ----------       -----------         ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     2,862          409        1,030,570       787,992         8,371,469            998,526
                                   ------         ----       ----------    ----------       -----------         ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $2,763         $422       $  981,932    $  790,111       $ 8,090,717         $  963,072
                                   ======         ====       ==========    ==========       ===========         ==========

--------
(n)On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. Capital Growth
(p)On April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth
(x)For the period beginning January 1, 2012 and ended April 27, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                              -----------------------------------------------------------------------------
                                                INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                               INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                                SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                              SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                              ------------ ------------ ------------ ------------ ------------ ------------
                                              INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                                  CORE     DIVERSIFIED  DIVERSIFIED  GLOBAL CORE   GOVERNMENT  INVESCO V.I.
                                                 EQUITY    DIVIDEND (C)    INCOME     EQUITY (G)   SECURITIES   HIGH YIELD
                                              ------------ ------------ ------------ ------------ ------------ ------------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $   802,850  $ 2,843,591   $  464,057  $   933,530   $  394,706   $  307,126
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............  (1,121,833)  (1,866,830)    (131,549)    (499,155)    (164,809)     (80,317)
    Administrative expense...................     (84,346)    (136,752)      (9,984)     (37,023)     (12,708)      (6,233)
                                              -----------  -----------   ----------  -----------   ----------   ----------
    Net investment income (loss).............    (403,329)     840,009      322,524      397,352      217,189      220,576
                                              -----------  -----------   ----------  -----------   ----------   ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  13,982,898   24,024,979    1,643,870    7,186,684    2,789,999    1,124,669
    Cost of investments sold.................  11,784,734   19,071,461    1,893,586    8,333,645    2,698,586    1,165,553
                                              -----------  -----------   ----------  -----------   ----------   ----------
       Realized gains (losses) on fund
        shares...............................   2,198,164    4,953,518     (249,716)  (1,146,961)      91,413      (40,884)
Realized gain distributions..................          --           --           --           --           --           --
                                              -----------  -----------   ----------  -----------   ----------   ----------
    Net realized gains (losses)..............   2,198,164    4,953,518     (249,716)  (1,146,961)      91,413      (40,884)
Change in unrealized gains (losses)..........   7,963,976   16,658,341      795,197    5,058,350     (177,218)     719,731
                                              -----------  -----------   ----------  -----------   ----------   ----------
    Net realized and change in unrealized
     gains (losses) on investments...........  10,162,140   21,611,859      545,481    3,911,389      (85,805)     678,847
                                              -----------  -----------   ----------  -----------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $ 9,758,811  $22,451,868   $  868,005  $ 4,308,741   $  131,384   $  899,423
                                              ===========  ===========   ==========  ===========   ==========   ==========

--------
(c)Previously known as Invesco V.I. Dividend Growth
(g)Previously known as Invesco Van Kampen V.I. Global Value Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                              ------------------------------------------------------------------------------
                                                INVESCO       INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                               INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                                SERVICES     SERVICES      SERVICES     SERVICES     SERVICES     SERVICES
                                              SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                              ------------ ------------- ------------ ------------ ------------ ------------
                                              INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                               HIGH YIELD  INTERNATIONAL   MID CAP       MONEY       S&P 500    INVESCO V.I.
                                               SECURITIES     GROWTH     CORE EQUITY     MARKET       INDEX      TECHNOLOGY
                                              ------------ ------------- ------------ ------------ ------------ ------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  966,082   $  317,633    $    7,142   $    3,122   $  619,660    $     --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............    (174,012)    (290,597)     (156,088)    (150,453)    (425,913)    (32,826)
    Administrative expense...................     (12,325)     (22,248)      (11,447)     (11,758)     (31,077)     (2,485)
                                               ----------   ----------    ----------   ----------   ----------    --------
    Net investment income (loss).............     779,745        4,788      (160,393)    (159,089)     162,670     (35,311)
                                               ----------   ----------    ----------   ----------   ----------    --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   2,430,213    3,887,557     2,457,051    5,620,810    5,973,166     452,164
    Cost of investments sold.................   3,023,465    2,965,816     2,285,727    5,620,810    4,977,228     334,956
                                               ----------   ----------    ----------   ----------   ----------    --------
       Realized gains (losses) on fund
        shares...............................    (593,252)     921,741       171,324           --      995,938     117,208
Realized gain distributions..................          --           --        92,841           --           --          --
                                               ----------   ----------    ----------   ----------   ----------    --------
    Net realized gains (losses)..............    (593,252)     921,741       264,165           --      995,938     117,208
Change in unrealized gains (losses)..........   1,910,721    1,954,425       922,937           --    2,899,131     156,144
                                               ----------   ----------    ----------   ----------   ----------    --------
    Net realized and change in unrealized
     gains (losses) on investments...........   1,317,469    2,876,166     1,187,102           --    3,895,069     273,352
                                               ----------   ----------    ----------   ----------   ----------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $2,097,214   $2,880,954    $1,026,709   $ (159,089)  $4,057,739    $238,041
                                               ==========   ==========    ==========   ==========   ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                --------------------------------------------------------------------------------------
                                  INVESCO         INVESCO         INVESCO       INVESCO      INVESCO       INVESCO
                                 INVESTMENT     INVESTMENT      INVESTMENT    INVESTMENT   INVESTMENT    INVESTMENT
                                  SERVICES       SERVICES        SERVICES      SERVICES     SERVICES      SERVICES
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                ------------ ----------------- ------------- ------------- ----------- ---------------
                                                  INVESCO         INVESCO                    INVESCO       INVESCO
                                                VAN KAMPEN      VAN KAMPEN      INVESCO    VAN KAMPEN  VAN KAMPEN V.I.
                                INVESCO V.I.   V.I. AMERICAN   V.I. AMERICAN  VAN KAMPEN   V.I. EQUITY     MID CAP
                                 UTILITIES   FRANCHISE (E)(AA)   VALUE (L)   V.I. COMSTOCK AND INCOME    GROWTH (P)
                                ------------ ----------------- ------------- ------------- ----------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $  198,230     $        --     $   325,048   $  507,389   $  488,436    $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (83,511)       (884,987)       (744,441)    (415,762)    (352,402)      (62,320)
    Administrative
     expense...................      (6,386)        (63,973)        (53,693)     (30,270)     (26,365)       (4,767)
                                 ----------     -----------     -----------   ----------   ----------    ----------
    Net investment income
     (loss)....................     108,333        (948,960)       (473,086)      61,357      109,669       (67,087)
                                 ----------     -----------     -----------   ----------   ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   1,087,805      13,311,617      10,899,170    6,706,958    5,328,568     6,024,263
    Cost of investments
     sold......................   1,025,913      13,456,222      10,599,286    6,353,771    5,396,584     6,165,217
                                 ----------     -----------     -----------   ----------   ----------    ----------
       Realized gains
        (losses) on fund
        shares.................      61,892        (144,605)        299,884      353,187      (68,016)     (140,954)
Realized gain distributions....     226,303              --              --           --           --         2,197
                                 ----------     -----------     -----------   ----------   ----------    ----------
    Net realized gains
     (losses)..................     288,195        (144,605)        299,884      353,187      (68,016)     (138,757)
Change in unrealized gains
 (losses)......................    (261,455)      2,078,582       7,025,532    4,529,280    2,754,763      (102,068)
                                 ----------     -----------     -----------   ----------   ----------    ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      26,740       1,933,977       7,325,416    4,882,467    2,686,747      (240,825)
                                 ----------     -----------     -----------   ----------   ----------    ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $  135,073     $   985,017     $ 6,852,330   $4,943,824   $2,796,416    $ (307,912)
                                 ==========     ===========     ===========   ==========   ==========    ==========

--------
(e)Previously known as Invesco Van Kampen V.I. Capital Growth
(l)Previously known as Invesco Van Kampen V.I. Mid Cap Value
(p)On April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth
(aa)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                 --------------------------------------------------------------------------------------------
                                                          INVESCO                INVESCO          INVESCO        INVESCO
                                      INVESCO            INVESTMENT            INVESTMENT        INVESTMENT    INVESTMENT
                                    INVESTMENT            SERVICES              SERVICES          SERVICES      SERVICES
                                     SERVICES           (SERIES II)            (SERIES II)      (SERIES II)    (SERIES II)
                                    SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                 ----------------- ---------------------- --------------------- ------------ ---------------
                                      INVESCO
                                  VAN KAMPEN V.I.       INVESCO V.I.          INVESCO V.I.      INVESCO V.I.  INVESCO V.I.
                                       VALUE              CAPITAL                CAPITAL            CORE       DIVERSIFIED
                                 OPPORTUNITIES (A) APPRECIATION II (O)(X) DEVELOPMENT II (Q)(X)  EQUITY II   DIVIDEND II (D)
                                 ----------------- ---------------------- --------------------- ------------ ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................    $  101,321           $       --             $     --          $ 16,999     $  679,949
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.......................       (90,723)             (10,084)              (1,971)          (32,843)      (613,939)
    Administrative
     expense....................        (6,957)              (1,125)                (128)           (3,580)       (52,536)
                                    ----------           ----------             --------          --------     ----------
    Net investment income
     (loss).....................         3,641              (11,209)              (2,099)          (19,424)        13,474
                                    ----------           ----------             --------          --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........     1,635,644            2,263,881              420,383           702,062      8,567,169
    Cost of investments
     sold.......................     1,934,237            1,988,661              416,140           595,196      7,495,354
                                    ----------           ----------             --------          --------     ----------
       Realized gains
        (losses) on fund
        shares..................      (298,593)             275,220                4,243           106,866      1,071,815
Realized gain distributions.....            --                   --                   --                --             --
                                    ----------           ----------             --------          --------     ----------
    Net realized gains
     (losses)...................      (298,593)             275,220                4,243           106,866      1,071,815
Change in unrealized gains
 (losses).......................     1,330,164               21,605               46,193           160,682      4,789,054
                                    ----------           ----------             --------          --------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments................     1,031,571              296,825               50,436           267,548      5,860,869
                                    ----------           ----------             --------          --------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................    $1,035,212           $  285,616             $ 48,337          $248,124     $5,874,343
                                    ==========           ==========             ========          ========     ==========

                                 ------------
                                   INVESCO
                                  INVESTMENT
                                   SERVICES
                                 (SERIES II)
                                 SUB-ACCOUNT
                                 ------------

                                 INVESCO V.I.
                                 DIVERSIFIED
                                  INCOME II
                                 ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................   $11,698
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.......................    (3,815)
    Administrative
     expense....................      (252)
                                   -------
    Net investment income
     (loss).....................     7,631
                                   -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........    29,640
    Cost of investments
     sold.......................    34,150
                                   -------
       Realized gains
        (losses) on fund
        shares..................    (4,510)
Realized gain distributions.....        --
                                   -------
    Net realized gains
     (losses)...................    (4,510)
Change in unrealized gains
 (losses).......................    17,473
                                   -------
    Net realized and change
     in unrealized gains
     (losses) on
     investments................    12,963
                                   -------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................   $20,594
                                   =======

--------
(a)Previously known as Invesco V.I. Basic Value
(d)Previously known as Invesco V.I. Dividend Growth II
(o)On April 27, 2012, Invesco V.I. Capital Appreciation II merged into Invesco Van Kampen V.I. Capital Growth II
(q)On April 27, 2012, Invesco V.I. Capital Development II merged into Invesco Van Kampen V.I. Mid Cap Growth II
(x)For the period beginning January 1, 2012 and ended April 27, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                         ------------------------------------------------------------------------------------
                                            INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                          INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT     INVESTMENT
                                           SERVICES      SERVICES      SERVICES      SERVICES      SERVICES       SERVICES
                                          (SERIES II)   (SERIES II)   (SERIES II)   (SERIES II)   (SERIES II)   (SERIES II)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- ------------- --------------
                                         INVESCO V.I.  INVESCO V.I.                INVESCO V.I.  INVESCO V.I.   INVESCO V.I.
                                          GLOBAL CORE   GOVERNMENT   INVESCO V.I.   HIGH YIELD   INTERNATIONAL    MID CAP
                                         EQUITY II (H) SECURITIES II HIGH YIELD II SECURITIES II   GROWTH II   CORE EQUITY II
                                         ------------- ------------- ------------- ------------- ------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  479,651     $ 13,722       $18,919     $  757,264     $ 55,946      $       --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (325,505)      (7,657)       (5,681)      (180,661)     (62,771)        (40,311)
    Administrative expense..............     (29,092)        (498)         (406)       (16,189)      (7,987)         (4,477)
                                          ----------     --------       -------     ----------     --------      ----------
    Net investment income (loss)........     125,054        5,567        12,832        560,414      (14,812)        (44,788)
                                          ----------     --------       -------     ----------     --------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................   3,558,958      129,062        81,485      2,716,992      797,881       1,031,194
    Cost of investments sold............   4,050,392      126,353        77,757      2,675,902      778,712         975,631
                                          ----------     --------       -------     ----------     --------      ----------
       Realized gains (losses) on
        fund shares.....................    (491,434)       2,709         3,728         41,090       19,169          55,563
Realized gain distributions.............          --           --            --             --           --          20,198
                                          ----------     --------       -------     ----------     --------      ----------
    Net realized gains (losses).........    (491,434)       2,709         3,728         41,090       19,169          75,761
Change in unrealized gains (losses).....   2,620,217       (5,412)       41,418      1,109,787      564,473         216,142
                                          ----------     --------       -------     ----------     --------      ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   2,128,783       (2,703)       45,146      1,150,877      583,642         291,903
                                          ----------     --------       -------     ----------     --------      ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $2,253,837     $  2,864       $57,978     $1,711,291     $568,830      $  247,115
                                          ==========     ========       =======     ==========     ========      ==========

--------
(h)Previously known as Invesco Van Kampen V.I. Global Value Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                -----------------------------------------------------------------------------------------
                                  INVESCO      INVESCO       INVESCO      INVESCO          INVESCO            INVESCO
                                 INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT       INVESTMENT        INVESTMENT
                                  SERVICES     SERVICES     SERVICES      SERVICES         SERVICES          SERVICES
                                (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)      (SERIES II)        (SERIES II)
                                SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                ------------ ------------ ------------- ------------ -------------------- ---------------
                                                                                           INVESCO            INVESCO
                                INVESCO V.I. INVESCO V.I.                              VAN KAMPEN V.I.    VAN KAMPEN V.I.
                                   MONEY       S&P 500    INVESCO V.I.  INVESCO V.I.       AMERICAN          AMERICAN
                                 MARKET II     INDEX II   TECHNOLOGY II UTILITIES II FRANCHISE II (F)(AA)  VALUE II (M)
                                ------------ ------------ ------------- ------------ -------------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $    232   $ 1,087,089     $   --       $  6,503        $       --        $  217,924
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (12,147)     (978,173)      (434)        (4,279)         (450,047)         (530,564)
    Administrative
     expense...................       (865)      (91,860)       (29)          (314)          (45,320)          (68,932)
                                  --------   -----------     ------       --------        ----------        ----------
    Net investment income
     (loss)....................    (12,780)       17,056       (463)         1,910          (495,367)         (381,572)
                                  --------   -----------     ------       --------        ----------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    225,267    15,039,756      4,028        185,473         6,832,900         9,243,248
    Cost of investments
     sold......................    225,267    12,313,469      3,017        179,446         5,096,563         9,247,402
                                  --------   -----------     ------       --------        ----------        ----------
       Realized gains
        (losses) on fund
        shares.................         --     2,726,287      1,011          6,027         1,736,337            (4,154)
Realized gain distributions....         --            --         --          8,136                --                --
                                  --------   -----------     ------       --------        ----------        ----------
    Net realized gains
     (losses)..................         --     2,726,287      1,011         14,163         1,736,337            (4,154)
Change in unrealized gains
 (losses)......................         --     5,237,443      1,892         (7,307)        1,840,199         5,550,705
                                  --------   -----------     ------       --------        ----------        ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............         --     7,963,730      2,903          6,856         3,576,536         5,546,551
                                  --------   -----------     ------       --------        ----------        ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(12,780)  $ 7,980,786     $2,440       $  8,766        $3,081,169        $5,164,979
                                  ========   ===========     ======       ========        ==========        ==========

--------
(f)Previously known as Invesco Van Kampen V.I. Capital Growth II
(m)Previously known as Invesco Van Kampen V.I. Mid Cap Value II
(aa)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                -------------------------------------------------------------------------------------------------
                                    INVESCO         INVESCO         INVESCO         INVESCO           INVESCO
                                  INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT         INVESTMENT
                                   SERVICES        SERVICES        SERVICES        SERVICES           SERVICES          JANUS
                                  (SERIES II)     (SERIES II)     (SERIES II)     (SERIES II)       (SERIES II)      ASPEN SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                --------------- --------------- --------------- --------------- -------------------- ------------
                                                    INVESCO         INVESCO         INVESCO           INVESCO
                                    INVESCO     VAN KAMPEN V.I. VAN KAMPEN V.I. VAN KAMPEN V.I.   VAN KAMPEN V.I.
                                VAN KAMPEN V.I.   EQUITY AND      GROWTH AND        MID CAP            VALUE            FORTY
                                  COMSTOCK II      INCOME II       INCOME II     GROWTH II (Q)  OPPORTUNITIES II (B)  PORTFOLIO
                                --------------- --------------- --------------- --------------- -------------------- ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $ 1,719,230     $   747,129     $   822,632     $       --         $   71,595         $   56
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (1,825,935)       (645,617)       (959,970)      (156,199)           (93,080)          (109)
    Administrative
     expense...................      (194,088)        (76,913)       (126,394)       (15,700)           (11,149)            (8)
                                  -----------     -----------     -----------     ----------         ----------         ------
    Net investment income
     (loss)....................      (300,793)         24,599        (263,732)      (171,899)           (32,634)           (61)
                                  -----------     -----------     -----------     ----------         ----------         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    30,249,366      13,745,225      16,372,988      3,267,702          1,571,732            258
    Cost of investments
     sold......................    28,588,754      12,801,868      15,000,161      3,398,362          1,809,463            146
                                  -----------     -----------     -----------     ----------         ----------         ------
       Realized gains
        (losses) on fund
        shares.................     1,660,612         943,357       1,372,827       (130,660)          (237,731)           112
Realized gain
 distributions.................            --              --              --        516,179                 --             --
                                  -----------     -----------     -----------     ----------         ----------         ------
    Net realized gains
     (losses)..................     1,660,612         943,357       1,372,827        385,519           (237,731)           112
Change in unrealized gains
 (losses)......................    17,529,439       3,563,631       6,820,475        730,694          1,193,669          1,442
                                  -----------     -----------     -----------     ----------         ----------         ------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    19,190,051       4,506,988       8,193,302      1,116,213            955,938          1,554
                                  -----------     -----------     -----------     ----------         ----------         ------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS....................   $18,889,258     $ 4,531,587     $ 7,929,570     $  944,314         $  923,304         $1,493
                                  ===========     ===========     ===========     ==========         ==========         ======

--------
(b)Previously known as Invesco V.I. Basic Value II
(q)On April 27, 2012, Invesco V.I. Capital Development II merged into Invesco Van Kampen V.I. Mid Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                      -----------------------------------------------------------------------------------
                                                    LEGG MASON
                                         LAZARD      PARTNERS       LEGG MASON
                                       RETIREMENT    VARIABLE    PARTNERS VARIABLE  LORD ABBETT   LORD ABBETT LORD ABBETT
                                      SERIES, INC. INCOME TRUST  PORTFOLIOS I, INC  SERIES FUND   SERIES FUND SERIES FUND
                                      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                      ------------ ------------- ----------------- -------------- ----------- -----------
                                                    LEGG MASON
                                                    CLEARBRIDGE     LEGG MASON
                                                     VARIABLE       CLEARBRIDGE
                                        EMERGING    FUNDAMENTAL   VARIABLE LARGE
                                        MARKETS    ALL CAP VALUE     CAP VALUE                    FUNDAMENTAL GROWTH AND
                                         EQUITY     PORTFOLIO I     PORTFOLIO I    BOND-DEBENTURE   EQUITY      INCOME
                                      ------------ ------------- ----------------- -------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $ 10         $ 20            $ 32          $1,544,700   $   37,069  $  162,196
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................       (8)         (18)            (21)           (406,030)    (108,240)   (249,380)
    Administrative expense...........       --           (1)             (1)            (56,872)     (14,902)    (34,646)
                                          ----         ----            ----          ----------   ----------  ----------
    Net investment income
     (loss)..........................        2            1              10           1,081,798      (86,073)   (121,830)
                                          ----         ----            ----          ----------   ----------  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............        9           67             122           8,949,181    2,703,755   4,651,578
    Cost of investments sold.........        5           75             102           8,399,080    2,383,396   5,177,004
                                          ----         ----            ----          ----------   ----------  ----------
       Realized gains (losses)
        on fund shares...............        4           (8)             20             550,101      320,359    (525,426)
Realized gain distributions..........        7           --               1             348,927      108,620          --
                                          ----         ----            ----          ----------   ----------  ----------
    Net realized gains
     (losses)........................       11           (8)             21             899,028      428,979    (525,426)
Change in unrealized gains
 (losses)............................       94          154             162           1,046,954      336,200   2,461,964
                                          ----         ----            ----          ----------   ----------  ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................      105          146             183           1,945,982      765,179   1,936,538
                                          ----         ----            ----          ----------   ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $107         $147            $193          $3,027,780   $  679,106  $1,814,708
                                          ====         ====            ====          ==========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012


                                      --------------------------------------------------------------------------------
                                                                MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE
                                       LORD ABBETT  LORD ABBETT  INSURANCE    INSURANCE      INSURANCE     INSURANCE
                                       SERIES FUND  SERIES FUND    TRUST        TRUST          TRUST         TRUST
                                       SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ----------- ------------ ------------ --------------- ------------
                                         GROWTH       MID-CAP                    MFS            MFS         MFS NEW
                                      OPPORTUNITIES  STOCK (K)   MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY
                                      ------------- ----------- ------------ ------------ --------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $       --   $  127,934    $     --     $ 25,856      $  8,785       $     --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (147,468)    (295,684)     (8,617)      (4,197)      (12,412)       (19,779)
    Administrative expense...........     (20,277)     (40,460)       (666)        (361)         (994)        (1,638)
                                       ----------   ----------    --------     --------      --------       --------
    Net investment income
     (loss)..........................    (167,745)    (208,210)     (9,283)      21,298        (4,621)       (21,417)
                                       ----------   ----------    --------     --------      --------       --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   3,074,960    6,247,213     172,622      109,669       200,470        343,812
    Cost of investments sold.........   3,175,402    6,838,737     158,404      110,494       162,715        310,335
                                       ----------   ----------    --------     --------      --------       --------
       Realized gains (losses)
        on fund shares...............    (100,442)    (591,524)     14,218         (825)       37,755         33,477
Realized gain distributions..........     544,388           --          --           --            --        148,844
                                       ----------   ----------    --------     --------      --------       --------
    Net realized gains (losses)......     443,946     (591,524)     14,218         (825)       37,755        182,321
Change in unrealized gains
 (losses)............................   1,031,287    3,369,879      95,794       25,475       129,446        138,117
                                       ----------   ----------    --------     --------      --------       --------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................   1,475,233    2,778,355     110,012       24,650       167,201        320,438
                                       ----------   ----------    --------     --------      --------       --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $1,307,488   $2,570,145    $100,729     $ 45,948      $162,580       $299,021
                                       ==========   ==========    ========     ========      ========       ========

--------
(k)Previously known as Mid-Cap Value


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012


                                      ----------------------------------------------------------------------------------------
                                                                                MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE MFS VARIABLE  MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE
                                       INSURANCE     INSURANCE     INSURANCE        TRUST           TRUST           TRUST
                                         TRUST         TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------ ------------- ------------- --------------- --------------- ---------------
                                                                                                MFS INVESTORS      MFS NEW
                                          MFS           MFS                      MFS GROWTH         TRUST         DISCOVERY
                                        RESEARCH   RESEARCH BOND MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      ------------ ------------- ------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $  4,456     $ 27,381       $16,268        $    --         $   915        $     --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (7,953)     (12,193)       (3,339)        (1,763)         (1,870)         (1,874)
    Administrative expense...........       (574)      (1,018)         (255)          (119)           (130)           (132)
                                        --------     --------       -------        -------         -------        --------
    Net investment income
     (loss)..........................     (4,071)      14,170        12,674         (1,882)         (1,085)         (2,006)
                                        --------     --------       -------        -------         -------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    113,351      220,886        51,704         54,236          52,329         129,247
    Cost of investments sold.........     97,618      194,320        42,480         35,724          40,003         120,291
                                        --------     --------       -------        -------         -------        --------
       Realized gains (losses)
        on fund shares...............     15,733       26,566         9,224         18,512          12,326           8,956
Realized gain distributions..........         --        6,550            --             --              --          12,480
                                        --------     --------       -------        -------         -------        --------
    Net realized gains
     (losses)........................     15,733       33,116         9,224         18,512          12,326          21,436
Change in unrealized gains
 (losses)............................     72,389       11,977         6,209          2,065          10,431           4,297
                                        --------     --------       -------        -------         -------        --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     88,122       45,093        15,433         20,577          22,757          25,733
                                        --------     --------       -------        -------         -------        --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 84,051     $ 59,263       $28,107        $18,695         $21,672        $ 23,727
                                        ========     ========       =======        =======         =======        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                -------------------------------------------------------------------------------------------
                                 MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                     TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                --------------- --------------- -------------- -------------- -------------- --------------
                                 MFS RESEARCH    MFS UTILITIES    AGGRESSIVE      EUROPEAN                      LIMITED
                                (SERVICE CLASS) (SERVICE CLASS)     EQUITY         EQUITY      INCOME PLUS      DURATION
                                --------------- --------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $   535        $ 82,807       $       --    $ 1,037,044    $ 4,647,090     $  318,636
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (1,258)        (19,364)        (159,530)      (486,051)    (1,072,961)      (145,672)
    Administrative
     expense...................         (90)         (1,298)         (11,479)       (35,246)       (79,106)       (10,711)
                                    -------        --------       ----------    -----------    -----------     ----------
    Net investment income
     (loss)....................        (813)         62,145         (171,009)       515,747      3,495,023        162,253
                                    -------        --------       ----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      56,685         129,914        2,244,179      7,307,504     16,861,689      2,548,055
    Cost of investments
     sold......................      35,837         109,860        1,632,275      8,336,154     15,306,277      2,986,153
                                    -------        --------       ----------    -----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares.................      20,848          20,054          611,904     (1,028,650)     1,555,412       (438,098)
Realized gain distributions....          --              --          879,089             --             --             --
                                    -------        --------       ----------    -----------    -----------     ----------
    Net realized gains
     (losses)..................      20,848          20,054        1,490,993     (1,028,650)     1,555,412       (438,098)
Change in unrealized gains
 (losses)......................      (5,345)         56,854         (199,836)     6,303,971      4,653,431        479,712
                                    -------        --------       ----------    -----------    -----------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      15,503          76,908        1,291,157      5,275,321      6,208,843         41,614
                                    -------        --------       ----------    -----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $14,690        $139,053       $1,120,148    $ 5,791,068    $ 9,703,866     $  203,867
                                    =======        ========       ==========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                      -----------------------------------------------------------------------------
                                                                                                   MORGAN STANLEY
                                      MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE
                                         VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT
                                        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES
                                          SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES)
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- ----------------
                                                                                                     AGGRESSIVE
                                                       MULTI CAP                                       EQUITY
                                       MONEY MARKET      GROWTH       STRATEGIST     UTILITIES    (CLASS Y SHARES)
                                      -------------- -------------- -------------- -------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $     4,611    $        --    $ 1,708,797    $ 1,292,523      $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (573,241)    (2,167,967)    (1,125,981)      (699,893)       (240,712)
    Administrative expense...........      (41,668)      (150,550)       (78,334)       (51,486)        (18,737)
                                       -----------    -----------    -----------    -----------      ----------
    Net investment income
     (loss)..........................     (610,298)    (2,318,517)       504,482        541,144        (259,449)
                                       -----------    -----------    -----------    -----------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   16,495,840     28,202,509     16,474,874     10,168,825       2,247,646
    Cost of investments sold.........   16,495,840     21,698,373     21,711,545     13,432,731       1,537,444
                                       -----------    -----------    -----------    -----------      ----------
       Realized gains (losses)
        on fund shares...............           --      6,504,136     (5,236,671)    (3,263,906)        710,202
Realized gain distributions..........           --      3,606,879      1,298,085      4,710,319       1,182,863
                                       -----------    -----------    -----------    -----------      ----------
    Net realized gains (losses)......           --     10,111,015     (3,938,586)     1,446,413       1,893,065
Change in unrealized gains
 (losses)............................           --      9,800,840      8,119,424      6,459,828        (201,941)
                                       -----------    -----------    -----------    -----------      ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................           --     19,911,855      4,180,838      7,906,241       1,691,124
                                       -----------    -----------    -----------    -----------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  (610,298)   $17,593,338    $ 4,685,320    $ 8,447,385      $1,431,675
                                       ===========    ===========    ===========    ===========      ==========

                                      ----------------
                                       MORGAN STANLEY
                                          VARIABLE
                                         INVESTMENT
                                           SERIES
                                      (CLASS Y SHARES)
                                        SUB-ACCOUNT
                                      ----------------
                                          EUROPEAN
                                           EQUITY
                                      (CLASS Y SHARES)
                                      ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $  281,663
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (184,124)
    Administrative expense...........       (14,081)
                                         ----------
    Net investment income
     (loss)..........................        83,458
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,874,743
    Cost of investments sold.........     2,125,134
                                         ----------
       Realized gains (losses)
        on fund shares...............      (250,391)
Realized gain distributions..........            --
                                         ----------
    Net realized gains (losses)......      (250,391)
Change in unrealized gains
 (losses)............................     1,860,884
                                         ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     1,610,493
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $1,693,951
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                -------------------------------------------------------------------------------------
                                 MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                    VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                   INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                                     SERIES           SERIES           SERIES           SERIES           SERIES
                                (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- ---------------- ---------------- ---------------- ----------------
                                                     LIMITED                          MULTI CAP
                                  INCOME PLUS        DURATION       MONEY MARKET        GROWTH         STRATEGIST
                                (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $ 5,484,162      $ 1,117,986      $     5,302      $        --      $   596,992
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (1,507,826)        (647,373)        (769,408)        (753,547)        (595,786)
    Administrative
     expense...................      (154,931)         (56,505)         (75,006)         (65,579)         (47,653)
                                  -----------      -----------      -----------      -----------      -----------
    Net investment income
     (loss)....................     3,821,405          414,108         (839,112)        (819,126)         (46,447)
                                  -----------      -----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    21,653,480        7,925,041       18,249,607       10,281,804        7,604,673
    Cost of investments
     sold......................    19,739,798        9,437,923       18,249,607        6,423,230        9,846,943
                                  -----------      -----------      -----------      -----------      -----------
       Realized gains
        (losses) on fund
        shares.................     1,913,682       (1,512,882)              --        3,858,574       (2,242,270)
Realized gain distributions....            --               --               --        1,025,317          542,530
                                  -----------      -----------      -----------      -----------      -----------
    Net realized gains
     (losses)..................     1,913,682       (1,512,882)              --        4,883,891       (1,699,740)
Change in unrealized gains
 (losses)......................     5,557,524        1,640,600               --          800,014        3,519,896
                                  -----------      -----------      -----------      -----------      -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     7,471,206          127,718               --        5,683,905        1,820,156
                                  -----------      -----------      -----------      -----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $11,292,611      $   541,826      $  (839,112)     $ 4,864,779      $ 1,773,709
                                  ===========      ===========      ===========      ===========      ===========

                                ----------------
                                 MORGAN STANLEY
                                    VARIABLE
                                   INVESTMENT
                                     SERIES
                                (CLASS Y SHARES)
                                  SUB-ACCOUNT
                                ----------------

                                   UTILITIES
                                (CLASS Y SHARES)
                                ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  311,456
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (226,214)
    Administrative
     expense...................       (16,515)
                                   ----------
    Net investment income
     (loss)....................        68,727
                                   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     2,813,595
    Cost of investments
     sold......................     3,614,418
                                   ----------
       Realized gains
        (losses) on fund
        shares.................      (800,823)
Realized gain distributions....     1,268,367
                                   ----------
    Net realized gains
     (losses)..................       467,544
Change in unrealized gains
 (losses)......................     1,629,022
                                   ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     2,096,566
                                   ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $2,165,293
                                   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                -------------------------------------------------------------------------------
                                 NEUBERGER   NEUBERGER
                                  BERMAN      BERMAN
                                 ADVISORS    ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                MANAGEMENT  MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                   TRUST       TRUST    ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                                SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                ----------- ----------- ------------- ------------- ------------- -------------
                                    AMT         AMT                    OPPENHEIMER                 OPPENHEIMER
                                 LARGE CAP    MID-CAP    OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL
                                VALUE (AE)    GROWTH      BALANCED    APPRECIATION    CORE BOND    SECURITIES
                                ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   76      $    --     $ 24,559      $ 21,989      $ 53,131      $ 61,069
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (266)        (684)     (24,237)      (42,567)      (13,005)      (34,521)
    Administrative
     expense...................      (18)         (50)      (1,814)       (3,334)       (1,084)       (2,830)
                                  ------      -------     --------      --------      --------      --------
    Net investment income
     (loss)....................     (208)        (734)      (1,492)      (23,912)       39,042        23,718
                                  ------      -------     --------      --------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      621       37,165      405,825       574,484       173,109       451,308
    Cost of investments
     sold......................      863       35,483      444,236       484,605       211,676       402,436
                                  ------      -------     --------      --------      --------      --------
       Realized gains
        (losses) on fund
        shares.................     (242)       1,682      (38,411)       89,879       (38,567)       48,872
Realized gain distributions....       --           --           --            --            --            --
                                  ------      -------     --------      --------      --------      --------
    Net realized gains
     (losses)..................     (242)       1,682      (38,411)       89,879       (38,567)       48,872
Change in unrealized gains
 (losses)......................    2,905        1,956      224,406       329,637        91,476       435,110
                                  ------      -------     --------      --------      --------      --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    2,663        3,638      185,995       419,516        52,909       483,982
                                  ------      -------     --------      --------      --------      --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $2,455      $ 2,904     $184,503      $395,604      $ 91,951      $507,700
                                  ======      =======     ========      ========      ========      ========

--------
(ae)Previously known as AMT Partners

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                ------------------------------------------------------------------------------------


                                  OPPENHEIMER       OPPENHEIMER      OPPENHEIMER    OPPENHEIMER      OPPENHEIMER
                                    VARIABLE          VARIABLE        VARIABLE        VARIABLE         VARIABLE
                                 ACCOUNT FUNDS     ACCOUNT FUNDS    ACCOUNT FUNDS  ACCOUNT FUNDS    ACCOUNT FUNDS
                                  SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- ------------------ ------------- ---------------- ----------------
                                  OPPENHEIMER                                       OPPENHEIMER      OPPENHEIMER
                                GLOBAL STRATEGIC    OPPENHEIMER      OPPENHEIMER    MAIN STREET    SMALL- & MID-CAP
                                   INCOME (R)    HIGH INCOME (R)(Y)  MAIN STREET  SMALL- & MID-CAP      GROWTH
                                ---------------- ------------------ ------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $139,818         $  39,111        $ 15,998        $  6,812         $     --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (33,094)           (2,337)        (23,028)        (14,375)          (8,269)
    Administrative
     expense...................       (2,434)             (195)         (1,706)         (1,194)            (601)
                                    --------         ---------        --------        --------         --------
    Net investment income
     (loss)....................      104,290            36,579          (8,736)         (8,757)          (8,870)
                                    --------         ---------        --------        --------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      589,293           278,003         695,968         362,819          152,706
    Cost of investments
     sold......................      523,437           728,578         583,607         263,339          116,749
                                    --------         ---------        --------        --------         --------
       Realized gains
        (losses) on fund
        shares.................       65,856          (450,575)        112,361          99,480           35,957
Realized gain distributions....       25,796                --              --              --               --
                                    --------         ---------        --------        --------         --------
    Net realized gains
     (losses)..................       91,652          (450,575)        112,361          99,480           35,957
Change in unrealized gains
 (losses)......................       77,885           440,508         153,390          93,989           61,615
                                    --------         ---------        --------        --------         --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      169,537           (10,067)        265,751         193,469           97,572
                                    --------         ---------        --------        --------         --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $273,827         $  26,512        $257,015        $184,712         $ 88,702
                                    ========         =========        ========        ========         ========

                                ---------------
                                  OPPENHEIMER
                                   VARIABLE
                                 ACCOUNT FUNDS
                                (SERVICE SHARES
                                    ("SS"))
                                  SUB-ACCOUNT
                                ---------------

                                  OPPENHEIMER
                                 BALANCED (SS)
                                ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  162,295
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (192,023)
    Administrative
     expense...................      (26,130)
                                  ----------
    Net investment income
     (loss)....................      (55,858)
                                  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    2,932,205
    Cost of investments
     sold......................    3,554,215
                                  ----------
       Realized gains
        (losses) on fund
        shares.................     (622,010)
Realized gain distributions....           --
                                  ----------
    Net realized gains
     (losses)..................     (622,010)
Change in unrealized gains
 (losses)......................    2,020,576
                                  ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    1,398,566
                                  ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $1,342,708
                                  ==========

--------
(r)On October 26, 2012, Oppenheimer High Income merged into Oppenheimer Global Strategic Income
(y)For the period beginning January 1, 2012 and ended October 26, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                --------------------------------------------------------------------------------------
                                   OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER       OPPENHEIMER
                                    VARIABLE         VARIABLE        VARIABLE         VARIABLE          VARIABLE
                                  ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS     ACCOUNT FUNDS
                                 (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES   (SERVICE SHARES
                                     ("SS"))          ("SS"))         ("SS"))         ("SS"))           ("SS"))
                                   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                ----------------- --------------- --------------- ---------------- ------------------
                                   OPPENHEIMER                      OPPENHEIMER     OPPENHEIMER       OPPENHEIMER
                                     CAPITAL        OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC        HIGH
                                APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS) INCOME (SS) (S)  INCOME (SS) (S)(Y)
                                ----------------- --------------- --------------- ---------------- ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  127,169       $ 1,489,094     $  298,053      $ 4,063,889       $  1,981,277
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (448,421)         (414,945)      (218,075)      (1,026,611)          (142,730)
    Administrative
     expense...................       (61,372)          (58,736)       (29,808)        (141,110)           (19,498)
                                   ----------       -----------     ----------      -----------       ------------
    Net investment income
     (loss)....................      (382,624)        1,015,413         50,170        2,896,168          1,819,049
                                   ----------       -----------     ----------      -----------       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     8,659,057         8,611,239      4,895,441       19,109,924         14,319,369
    Cost of investments
     sold......................     7,171,233         9,690,921      4,632,687       17,569,656         28,496,635
                                   ----------       -----------     ----------      -----------       ------------
       Realized gains
        (losses) on fund
        shares.................     1,487,824        (1,079,682)       262,754        1,540,268        (14,177,266)
Realized gain distributions....            --                --             --          782,563                 --
                                   ----------       -----------     ----------      -----------       ------------
    Net realized gains
     (losses)..................     1,487,824        (1,079,682)       262,754        2,322,831        (14,177,266)
Change in unrealized gains
 (losses)......................     2,673,395         2,553,171      2,442,410        2,693,441         13,673,162
                                   ----------       -----------     ----------      -----------       ------------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     4,161,219         1,473,489      2,705,164        5,016,272           (504,104)
                                   ----------       -----------     ----------      -----------       ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $3,778,595       $ 2,488,902     $2,755,334      $ 7,912,440       $  1,314,945
                                   ==========       ===========     ==========      ===========       ============

                                ---------------
                                  OPPENHEIMER
                                   VARIABLE
                                 ACCOUNT FUNDS
                                (SERVICE SHARES
                                    ("SS"))
                                  SUB-ACCOUNT
                                ---------------
                                  OPPENHEIMER
                                     MAIN
                                  STREET (SS)
                                ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   336,326
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (732,470)
    Administrative
     expense...................       (99,334)
                                  -----------
    Net investment income
     (loss)....................      (495,478)
                                  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    12,583,835
    Cost of investments
     sold......................    10,747,188
                                  -----------
       Realized gains
        (losses) on fund
        shares.................     1,836,647
Realized gain distributions....            --
                                  -----------
    Net realized gains
     (losses)..................     1,836,647
Change in unrealized gains
 (losses)......................     5,999,811
                                  -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     7,836,458
                                  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $ 7,340,980
                                  ===========

--------
(s)On October 26, 2012, Oppenheimer High Income (SS) merged into Oppenheimer Global Strategic Income (SS)
(y)For the period beginning January 1, 2012 and ended October 26, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                -------------------------------------------------------------------------------------------
                                  OPPENHEIMER     OPPENHEIMER
                                   VARIABLE        VARIABLE           PIMCO           PIMCO       PIMCO         PIMCO
                                 ACCOUNT FUNDS   ACCOUNT FUNDS       VARIABLE       VARIABLE    VARIABLE       VARIABLE
                                (SERVICE SHARES (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE     INSURANCE
                                    ("SS"))         ("SS"))           TRUST           TRUST       TRUST         TRUST
                                  SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                --------------- --------------- ------------------ ----------- ----------- ----------------
                                                                                                              PIMCO VIT
                                  OPPENHEIMER     OPPENHEIMER                                                 COMMODITY
                                  MAIN STREET      SMALL- &                                       PIMCO       REALRETURN
                                   SMALL- &         MID-CAP        FOREIGN BOND       MONEY       TOTAL        STRATEGY
                                 MID-CAP (SS)     GROWTH (SS)   (US DOLLAR-HEDGED)   MARKET      RETURN    (ADVISOR SHARES)
                                --------------- --------------- ------------------ ----------- ----------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   71,269      $       --           $ 34           $  13       $ 33        $ 108,064
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (308,235)       (127,584)           (22)           (293)       (19)         (66,289)
    Administrative
     expense...................      (41,781)        (16,929)            (1)            (22)        (1)          (8,736)
                                  ----------      ----------           ----           -----       ----        ---------
    Net investment income
     (loss)....................     (278,747)       (144,513)            11            (302)        13           33,039
                                  ----------      ----------           ----           -----       ----        ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    5,883,566       1,908,903             36             995         25          791,297
    Cost of investments
     sold......................    4,643,034       1,536,078             34             995         22          986,659
                                  ----------      ----------           ----           -----       ----        ---------
       Realized gains
        (losses) on fund
        shares.................    1,240,532         372,825              2              --          3         (195,362)
Realized gain distributions....           --              --             55              --         25          143,930
                                  ----------      ----------           ----           -----       ----        ---------
    Net realized gains
     (losses)..................    1,240,532         372,825             57              --         28          (51,432)
Change in unrealized gains
 (losses)......................    2,329,484         976,537             66              --         58          180,482
                                  ----------      ----------           ----           -----       ----        ---------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    3,570,016       1,349,362            123              --         86          129,050
                                  ----------      ----------           ----           -----       ----        ---------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $3,291,269      $1,204,849           $134           $(302)      $ 99        $ 162,089
                                  ==========      ==========           ====           =====       ====        =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012


                                         -----------------------------------------------------------------------------
                                              PIMCO          PIMCO       PIMCO
                                             VARIABLE      VARIABLE     VARIABLE
                                            INSURANCE      INSURANCE   INSURANCE    PROFUNDS    PROFUNDS    PROFUNDS
                                              TRUST          TRUST       TRUST         VP          VP          VP
                                           SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ---------------- ----------- ------------ ----------- ----------- -----------
                                            PIMCO VIT      PIMCO VIT   PIMCO VIT                             PROFUND
                                             EMERGING     REALRETURN  TOTAL RETURN   PROFUND     PROFUND       VP
                                           MARKETS BOND    (ADVISOR     (ADVISOR       VP          VP        MID-CAP
                                         (ADVISOR SHARES)   SHARES)     SHARES)    FINANCIALS  HEALTH CARE    VALUE
                                         ---------------- ----------- ------------ ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................     $100,007     $   80,221   $  624,144     $  3        $ 13        $  7
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (30,901)      (120,873)    (366,298)     (45)        (45)        (60)
    Administrative expense..............       (3,987)       (15,763)     (48,241)      (4)         (4)         (7)
                                             --------     ----------   ----------     ----        ----        ----
    Net investment income (loss)........       65,119        (56,415)     209,605      (46)        (36)        (60)
                                             --------     ----------   ----------     ----        ----        ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      755,157      2,184,424    7,022,497       49         343          76
    Cost of investments sold............      694,715      1,920,931    6,580,404       48         312          40
                                             --------     ----------   ----------     ----        ----        ----
       Realized gains (losses) on
        fund shares.....................       60,442        263,493      442,093        1          31          36
Realized gain distributions.............           --        410,054      443,138       --          --          --
                                             --------     ----------   ----------     ----        ----        ----
    Net realized gains (losses).........       60,442        673,547      885,231        1          31          36
Change in unrealized gains (losses).....      175,457        (73,717)     790,856      705         480         628
                                             --------     ----------   ----------     ----        ----        ----
    Net realized and change in
     unrealized gains (losses) on
     investments........................      235,899        599,830    1,676,087      706         511         664
                                             --------     ----------   ----------     ----        ----        ----
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................     $301,018     $  543,415   $1,885,692     $660        $475        $604
                                             ========     ==========   ==========     ====        ====        ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012


                                   ------------------------------------------------------------------------------------------
                                        PROFUNDS       PROFUNDS       PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                           VP             VP      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                   ------------------ ----------- -------------- -------------- -------------- --------------
                                        PROFUND         PROFUND    VT AMERICAN
                                           VP             VP        GOVERNMENT     VT CAPITAL   VT DIVERSIFIED   VT EQUITY
                                   TELECOMMUNICATIONS  UTILITIES      INCOME     OPPORTUNITIES      INCOME         INCOME
                                   ------------------ ----------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................        $129          $   463    $   765,914     $   18,166     $1,835,209    $ 1,863,445
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................         (45)            (306)      (415,765)       (66,154)      (450,832)    (1,110,779)
    Administrative expense........          (5)             (34)            --             --           (287)       (59,497)
                                          ----          -------    -----------     ----------     ----------    -----------
    Net investment income
     (loss).......................          79              123        350,149        (47,988)     1,384,090        693,169
                                          ----          -------    -----------     ----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........         145           30,812      6,599,991      1,055,073      6,524,063     19,052,670
    Cost of investments
     sold.........................         136           25,127      7,213,872        921,083      7,402,454     13,371,469
                                          ----          -------    -----------     ----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares....................           9            5,685       (613,881)       133,990       (878,391)     5,681,201
Realized gain distributions.......          --               --      4,183,869             --             --             --
                                          ----          -------    -----------     ----------     ----------    -----------
    Net realized gains
     (losses).....................           9            5,685      3,569,988        133,990       (878,391)     5,681,201
Change in unrealized gains
 (losses).........................         363           (7,015)    (3,773,759)       475,775      2,559,125      6,538,467
                                          ----          -------    -----------     ----------     ----------    -----------
    Net realized and change in
     unrealized gains (losses)
     on investments...............         372           (1,330)      (203,771)       609,765      1,680,734     12,219,668
                                          ----          -------    -----------     ----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................        $451          $(1,207)   $   146,378     $  561,777     $3,064,824    $12,912,837
                                          ====          =======    ===========     ==========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                      -----------------------------------------------------------------------------------------
                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                        VT GEORGE          VT                            VT             VT
                                          PUTNAM      GLOBAL ASSET    VT GLOBAL    GLOBAL HEALTH      GLOBAL     VT GROWTH AND
                                         BALANCED      ALLOCATION       EQUITY          CARE        UTILITIES        INCOME
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 1,234,494     $  195,128    $   280,520     $  326,556     $  499,938    $ 2,521,523
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......     (864,724)      (357,800)      (229,930)      (348,475)      (187,293)    (1,997,138)
    Administrative expense...........      (41,808)       (21,954)            --         (7,168)        (4,019)       (56,349)
                                       -----------     ----------    -----------     ----------     ----------    -----------
    Net investment income
     (loss)..........................      327,962       (184,626)        50,590        (29,087)       308,626        468,036
                                       -----------     ----------    -----------     ----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   12,370,866      6,477,109      3,130,271      4,958,725      2,811,282     28,578,148
    Cost of investments sold.........   15,607,218      6,031,220      4,160,530      4,706,601      3,225,358     35,671,557
                                       -----------     ----------    -----------     ----------     ----------    -----------
       Realized gains (losses)
        on fund shares...............   (3,236,352)       445,889     (1,030,259)       252,124       (414,076)    (7,093,409)
Realized gain distributions..........           --             --             --      2,106,874             --             --
                                       -----------     ----------    -----------     ----------     ----------    -----------
    Net realized gains (losses)......   (3,236,352)       445,889     (1,030,259)     2,358,998       (414,076)    (7,093,409)
Change in unrealized gains
 (losses)............................    9,439,204      2,810,964      3,850,236      2,290,842        578,208     29,741,323
                                       -----------     ----------    -----------     ----------     ----------    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    6,202,852      3,256,853      2,819,977      4,649,840        164,132     22,647,914
                                       -----------     ----------    -----------     ----------     ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 6,530,814     $3,072,227    $ 2,870,567     $4,620,753     $  472,758    $23,115,950
                                       ===========     ==========    ===========     ==========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                         ---------------------------------------------------------------------------
                                             PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- --------------
                                                                                            VT             VT
                                           VT GROWTH                                  INTERNATIONAL  INTERNATIONAL
                                         OPPORTUNITIES  VT HIGH YIELD    VT INCOME        EQUITY         VALUE
                                         -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $    8,590    $ 3,513,680    $ 5,117,395    $ 2,102,897    $   491,323
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........     (143,550)      (636,281)    (1,388,895)    (1,363,503)      (217,392)
    Administrative expense..............          (48)       (47,450)      (102,492)       (82,773)            --
                                           ----------    -----------    -----------    -----------    -----------
    Net investment income
     (loss).............................     (135,008)     2,829,949      3,626,008        656,621        273,931
                                           ----------    -----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    1,926,150     10,806,848     21,820,991     20,649,516      3,797,979
    Cost of investments sold............    1,873,968     10,963,817     22,143,276     28,976,785      5,676,231
                                           ----------    -----------    -----------    -----------    -----------
       Realized gains (losses) on
        fund shares.....................       52,182       (156,969)      (322,285)    (8,327,269)    (1,878,252)
Realized gain distributions.............           --             --             --             --             --
                                           ----------    -----------    -----------    -----------    -----------
    Net realized gains (losses).........       52,182       (156,969)      (322,285)    (8,327,269)    (1,878,252)
Change in unrealized gains
 (losses)...............................    1,558,798      3,367,736      5,450,427     24,909,654      4,462,701
                                           ----------    -----------    -----------    -----------    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    1,610,980      3,210,767      5,128,142     16,582,385      2,584,449
                                           ----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $1,475,972    $ 6,040,716    $ 8,754,150    $17,239,006    $ 2,858,380
                                           ==========    ===========    ===========    ===========    ===========

                                         --------------
                                             PUTNAM
                                         VARIABLE TRUST
                                          SUB-ACCOUNT
                                         --------------
                                               VT
                                         INTERNATIONAL
                                             GROWTH
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  207,707
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........     (197,723)
    Administrative expense..............           --
                                           ----------
    Net investment income
     (loss).............................        9,984
                                           ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    2,896,532
    Cost of investments sold............    2,786,230
                                           ----------
       Realized gains (losses) on
        fund shares.....................      110,302
Realized gain distributions.............           --
                                           ----------
    Net realized gains (losses).........      110,302
Change in unrealized gains
 (losses)...............................    2,410,788
                                           ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    2,521,090
                                           ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $2,531,074
                                           ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                      -----------------------------------------------------------------------------------------
                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                           VT        VT MULTI-CAP   VT MULTI-CAP                  VT SMALL CAP
                                       VT INVESTORS   MONEY MARKET      GROWTH         VALUE       VT RESEARCH       VALUE
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   721,147    $     8,570    $   190,506     $   25,277     $  270,402    $   200,660
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......     (748,555)    (1,190,304)    (1,088,327)       (88,674)      (359,413)      (642,331)
    Administrative expense...........      (16,212)      (128,592)       (15,621)            --         (4,736)       (14,735)
                                       -----------    -----------    -----------     ----------     ----------    -----------
    Net investment income
     (loss)..........................      (43,620)    (1,310,326)      (913,442)       (63,397)       (93,747)      (456,406)
                                       -----------    -----------    -----------     ----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   11,465,991     44,330,482     14,933,465      1,246,438      5,990,927      9,910,827
    Cost of investments sold.........   11,618,258     44,330,482     14,778,024      1,265,933      5,486,606     10,529,117
                                       -----------    -----------    -----------     ----------     ----------    -----------
       Realized gains (losses)
        on fund shares...............     (152,267)            --        155,441        (19,495)       504,321       (618,290)
Realized gain distributions..........           --             --             --             --             --             --
                                       -----------    -----------    -----------     ----------     ----------    -----------
    Net realized gains (losses)......     (152,267)            --        155,441        (19,495)       504,321       (618,290)
Change in unrealized gains
 (losses)............................    7,897,103             --     11,897,667        957,731      3,536,687      7,461,276
                                       -----------    -----------    -----------     ----------     ----------    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    7,744,836             --     12,053,108        938,236      4,041,008      6,842,986
                                       -----------    -----------    -----------     ----------     ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 7,701,216    $(1,310,326)   $11,139,666     $  874,839     $3,947,261    $ 6,386,580
                                       ===========    ===========    ===========     ==========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                      -------------------------------------------------------------------------------------------
                                                     THE UNIVERSAL THE UNIVERSAL    THE UNIVERSAL     THE UNIVERSAL THE UNIVERSAL
                                          PUTNAM     INSTITUTIONAL INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL INSTITUTIONAL
                                      VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.      FUNDS, INC.       FUNDS, INC.   FUNDS, INC.
                                       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                                      -------------- ------------- ------------- -------------------- ------------- -------------
                                                      VAN KAMPEN    VAN KAMPEN        VAN KAMPEN
                                                       UIF CORE    UIF EMERGING       UIF GLOBAL                     VAN KAMPEN
                                                      PLUS FIXED      MARKETS       TACTICAL ASSET     VAN KAMPEN    UIF MID CAP
                                        VT VOYAGER      INCOME        EQUITY     ALLOCATION PORTFOLIO  UIF GROWTH      GROWTH
                                      -------------- ------------- ------------- -------------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   371,839     $ 46,109     $       --        $  266,581       $       --    $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (1,558,244)     (14,649)      (439,598)         (194,862)        (374,816)     (270,972)
    Administrative expense...........      (68,249)        (987)       (28,634)          (12,726)         (30,393)      (17,331)
                                       -----------     --------     ----------        ----------       ----------    ----------
    Net investment income
     (loss)..........................   (1,254,654)      30,473       (468,232)           58,993         (405,209)     (288,303)
                                       -----------     --------     ----------        ----------       ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   21,936,982      210,767      5,654,563         2,378,278        5,541,364     4,454,162
    Cost of investments sold.........   22,151,824      208,324      5,451,895         2,819,249        3,899,390     3,962,525
                                       -----------     --------     ----------        ----------       ----------    ----------
       Realized gains (losses)
        on fund shares...............     (214,842)       2,443        202,668          (440,971)       1,641,974       491,637
Realized gain distributions..........           --           --             --                --        1,138,703     2,016,736
                                       -----------     --------     ----------        ----------       ----------    ----------
    Net realized gains
     (losses)........................     (214,842)       2,443        202,668          (440,971)       2,780,677     2,508,373
Change in unrealized gains
 (losses)............................   14,841,924       40,442      5,010,863         1,815,565          683,457      (976,817)
                                       -----------     --------     ----------        ----------       ----------    ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................   14,627,082       42,885      5,213,531         1,374,594        3,464,134     1,531,556
                                       -----------     --------     ----------        ----------       ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $13,372,428     $ 73,358     $4,745,299        $1,433,587       $3,058,925    $1,243,253
                                       ===========     ========     ==========        ==========       ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                         -----------------------------------------------------------------------------------
                                                       THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                         THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                         INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                          FUNDS, INC.   (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- ------------- -------------
                                                                      VAN KAMPEN
                                                        VAN KAMPEN   UIF EMERGING   VAN KAMPEN                  VAN KAMPEN
                                          VAN KAMPEN   UIF EMERGING     MARKETS     UIF GLOBAL    VAN KAMPEN    UIF MID CAP
                                           UIF U.S.    MARKETS DEBT     EQUITY       FRANCHISE    UIF GROWTH      GROWTH
                                          REAL ESTATE   (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                                         ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  187,591    $  453,396    $       --    $ 1,212,843   $       --    $        --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (347,478)     (227,057)     (180,461)      (800,446)    (106,651)      (375,488)
    Administrative expense..............     (22,120)      (31,105)      (23,705)      (106,322)     (14,445)       (48,825)
                                          ----------    ----------    ----------    -----------   ----------    -----------
    Net investment income (loss)........    (182,007)      195,234      (204,166)       306,075     (121,096)      (424,313)
                                          ----------    ----------    ----------    -----------   ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   4,911,742     5,348,308     3,458,802     15,076,310    2,161,436      6,280,822
    Cost of investments sold............   4,647,177     4,935,250     3,508,528     12,920,330    1,452,366      5,786,997
                                          ----------    ----------    ----------    -----------   ----------    -----------
       Realized gains (losses) on
        fund shares.....................     264,565       413,058       (49,726)     2,155,980      709,070        493,825
Realized gain distributions.............          --            --            --      1,760,771      350,203      2,981,924
                                          ----------    ----------    ----------    -----------   ----------    -----------
    Net realized gains (losses).........     264,565       413,058       (49,726)     3,916,751    1,059,273      3,475,749
Change in unrealized gains (losses).....   2,837,556     1,815,773     2,284,714      3,067,126      (21,770)    (1,227,997)
                                          ----------    ----------    ----------    -----------   ----------    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   3,102,121     2,228,831     2,234,988      6,983,877    1,037,503      2,247,752
                                          ----------    ----------    ----------    -----------   ----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $2,920,114    $2,424,065    $2,030,822    $ 7,289,952   $  916,407    $ 1,823,439
                                          ==========    ==========    ==========    ===========   ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                           ----------------------------
                                                                           THE UNIVERSAL  THE UNIVERSAL
                                                                           INSTITUTIONAL  INSTITUTIONAL
                                                                            FUNDS, INC.    FUNDS, INC.
                                                                             (CLASS II)    (CLASS II)
                                                                            SUB-ACCOUNT    SUB-ACCOUNT
                                                                           -------------- -------------
                                                                           VAN KAMPEN UIF  VAN KAMPEN
                                                                           SMALL COMPANY    UIF U.S.
                                                                               GROWTH      REAL ESTATE
                                                                             (CLASS II)    (CLASS II)
                                                                           -------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends.................................................................   $       --    $   264,545
Charges from Allstate Life Insurance Company:
    Mortality and expense risk............................................     (163,841)      (643,858)
    Administrative expense................................................      (20,794)       (87,025)
                                                                             ----------    -----------
    Net investment income (loss)..........................................     (184,635)      (466,338)
                                                                             ----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales...................................................    2,922,213     11,334,109
    Cost of investments sold..............................................    2,590,953     10,900,683
                                                                             ----------    -----------
       Realized gains (losses) on fund shares.............................      331,260        433,426
Realized gain distributions...............................................      210,823             --
                                                                             ----------    -----------
    Net realized gains (losses)...........................................      542,083        433,426
Change in unrealized gains (losses).......................................      979,910      6,008,989
                                                                             ----------    -----------
    Net realized and change in unrealized gains (losses) on investments...    1,521,993      6,442,415
                                                                             ----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........................   $1,337,358    $ 5,976,077
                                                                             ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                           --------------------------------------------------------------------
                                                   ADVANCED                ADVANCED             ADVANCED
                                                 SERIES TRUST            SERIES TRUST         SERIES TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                           -----------------------  ----------------------  ------------------
                                                     AST                                           AST
                                             ACADEMIC STRATEGIES              AST           AMERICAN CENTURY
                                               ASSET ALLOCATION       ADVANCED STRATEGIES   INCOME & GROWTH (T)
                                           -----------------------  ----------------------  ------------------
                                              2012         2011        2012        2011     2012 (AE)   2011
                                           ----------  -----------  ----------  ----------  ---------  ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (43,531) $   (82,011) $   (5,387) $  (15,781)  $   (28)  $  (25)
Net realized gains (losses)...............    147,480      134,060      67,860     115,314     5,395       81
Change in unrealized gains (losses).......    553,603     (471,301)    198,510    (170,957)   (4,932)    (184)
                                           ----------  -----------  ----------  ----------   -------   ------
Increase (decrease) in net assets from
 operations...............................    657,552     (419,252)    260,983     (71,424)      435     (128)
                                           ----------  -----------  ----------  ----------   -------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      1,500      149,632          --      64,034        --       --
Benefit payments..........................         --           --          --          --        --       --
Payments on termination...................   (808,293)    (213,549)   (114,346)    (74,937)       --       --
Contract Maintenance Charge...............    (17,310)     (18,242)     (9,125)     (8,610)       --       (4)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    397,208     (782,535)    261,326    (251,123)   (5,367)   1,864
                                           ----------  -----------  ----------  ----------   -------   ------
Increase (decrease) in net assets from
 contract transactions....................   (426,895)    (864,694)    137,855    (270,636)   (5,367)   1,860
                                           ----------  -----------  ----------  ----------   -------   ------
INCREASE (DECREASE) IN NET
 ASSETS...................................    230,657   (1,283,946)    398,838    (342,060)   (4,932)   1,732
NET ASSETS AT BEGINNING OF
 PERIOD...................................  6,420,778    7,704,724   2,181,331   2,523,391     4,932    3,200
                                           ----------  -----------  ----------  ----------   -------   ------
NET ASSETS AT END OF PERIOD............... $6,651,435  $ 6,420,778  $2,580,169  $2,181,331   $    --   $4,932
                                           ==========  ===========  ==========  ==========   =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    713,127      819,241     220,421     250,887       604      400
       Units issued.......................    122,639      173,845      48,660      60,732        12    1,000
       Units redeemed.....................   (169,153)    (279,959)    (35,967)    (91,198)     (616)    (796)
                                           ----------  -----------  ----------  ----------   -------   ------
    Units outstanding at end of period....    666,613      713,127     233,114     220,421        --      604
                                           ==========  ===========  ==========  ==========   =======   ======

--------
(t)On May 4, 2012, AST American Century Income & Growth merged into AST New Discovery Asset Allocation
(ae)For the period beginning January 1, 2012 and ended May 4, 2012


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     -------------------------------------------------------
                                                             ADVANCED           ADVANCED       ADVANCED
                                                           SERIES TRUST       SERIES TRUST   SERIES TRUST
                                                           SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                                     -----------------------  ------------ ----------------
                                                                                  AST
                                                               AST             BLACKROCK          AST
                                                             BALANCED            GLOBAL        BLACKROCK
                                                         ASSET ALLOCATION      STRATEGIES        VALUE
                                                     -----------------------  ------------ ----------------
                                                        2012         2011         2012       2012     2011
                                                     ----------  -----------  ------------ -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (46,328) $   (76,339)   $   (48)   $   (41) $  (101)
Net realized gains (losses).........................    543,557      494,039         --        (97)    (371)
Change in unrealized gains (losses).................    363,232     (788,216)       403      1,965      191
                                                     ----------  -----------    -------    -------  -------
Increase (decrease) in net assets from operations...    860,461     (370,516)       355      1,827     (281)
                                                     ----------  -----------    -------    -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     51,150      192,167         --         --       --
Benefit payments....................................     20,724           --         --         --       --
Payments on termination.............................   (926,044)    (364,460)        --       (487)  (1,299)
Contract Maintenance Charge.........................    (44,589)     (43,167)        --        (13)     (13)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    943,234   (1,236,005)    16,945      5,320     (174)
                                                     ----------  -----------    -------    -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     44,475   (1,451,465)    16,945      4,820   (1,486)
                                                     ----------  -----------    -------    -------  -------
INCREASE (DECREASE) IN NET ASSETS...................    904,936   (1,821,981)    17,300      6,647   (1,767)
NET ASSETS AT BEGINNING OF PERIOD...................  8,187,241   10,009,222         --     15,381   17,148
                                                     ----------  -----------    -------    -------  -------
NET ASSETS AT END OF PERIOD......................... $9,092,177  $ 8,187,241    $17,300    $22,028  $15,381
                                                     ==========  ===========    =======    =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    850,472    1,012,937         --      1,989    2,177
       Units issued.................................    227,139      225,421      1,711        648      135
       Units redeemed...............................   (225,026)    (387,886)        --        (97)    (323)
                                                     ----------  -----------    -------    -------  -------
    Units outstanding at end of period..............    852,585      850,472      1,711      2,540    1,989
                                                     ==========  ===========    =======    =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 ----------------------------------------------------------------
                                                        ADVANCED              ADVANCED             ADVANCED
                                                      SERIES TRUST          SERIES TRUST         SERIES TRUST
                                                      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                 ---------------------  -------------------  -------------------
                                                          AST                   AST                  AST
                                                          BOND                  BOND                 BOND
                                                     PORTFOLIO 2018        PORTFOLIO 2019       PORTFOLIO 2020
                                                 ---------------------  -------------------  -------------------
                                                    2012       2011       2012       2011      2012       2011
                                                 ---------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (8,017) $   (9,564) $ (3,417) $  (3,856) $    402  $  (1,691)
Net realized gains (losses).....................    20,453     119,481    35,833     65,899     3,617     65,366
Change in unrealized gains (losses).............    18,295     (10,769)  (19,922)   (10,250)   (2,586)       677
                                                 ---------  ----------  --------  ---------  --------  ---------
Increase (decrease) in net assets from
 operations.....................................    30,731      99,148    12,494     51,793     1,433     64,352
                                                 ---------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        --          --        --         --        --         --
Benefit payments................................        --          --        --         --        --         --
Payments on termination.........................  (212,353)    (64,667)       --    (72,703)  (35,304)    (5,520)
Contract Maintenance Charge.....................      (385)       (420)      (35)       (35)      (18)      (107)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................        --    (221,084)       --   (109,861)  (47,556)  (578,460)
                                                 ---------  ----------  --------  ---------  --------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (212,738)   (286,171)      (35)  (182,599)  (82,878)  (584,087)
                                                 ---------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (182,007)   (187,023)   12,459   (130,806)  (81,445)  (519,735)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   841,666   1,028,689   322,966    453,772    81,446    601,181
                                                 ---------  ----------  --------  ---------  --------  ---------
NET ASSETS AT END OF PERIOD..................... $ 659,659  $  841,666  $335,425  $ 322,966  $      1  $  81,446
                                                 =========  ==========  ========  =========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    60,973      83,396    23,476     37,384     7,204     62,166
       Units issued.............................        --       5,713        --      2,253        --     46,930
       Units redeemed...........................   (15,085)    (28,136)       (2)   (16,161)   (7,204)  (101,892)
                                                 ---------  ----------  --------  ---------  --------  ---------
    Units outstanding at end of period..........    45,888      60,973    23,474     23,476        --      7,204
                                                 =========  ==========  ========  =========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     --------------------------------------------------------
                                                           ADVANCED             ADVANCED          ADVANCED
                                                         SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                         SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                     -------------------  -------------------  --------------
                                                             AST                  AST               AST
                                                             BOND                 BOND              BOND
                                                        PORTFOLIO 2021       PORTFOLIO 2022    PORTFOLIO 2023
                                                     -------------------  -------------------  --------------
                                                        2012      2011       2012      2011       2012 (Z)
                                                     ---------  --------  ---------  --------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (3,701) $ (6,747) $ (10,811) $ (2,206)    $   (672)
Net realized gains (losses).........................    19,701    49,110     24,633     2,685           15
Change in unrealized gains (losses).................       424    39,914     22,787    21,651          256
                                                     ---------  --------  ---------  --------     --------
Increase (decrease) in net assets from operations...    16,424    82,277     36,609    22,130         (401)
                                                     ---------  --------  ---------  --------     --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................        --        --         --        --           --
Benefit payments....................................        --        --         --        --           --
Payments on termination.............................        --   (31,136)   (68,372)   (1,535)      (1,077)
Contract Maintenance Charge.........................      (121)     (473)      (390)       --           --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (116,946)   86,152    (43,000)  612,501      193,039
                                                     ---------  --------  ---------  --------     --------
Increase (decrease) in net assets from contract
 transactions.......................................  (117,067)   54,543   (111,762)  610,966      191,962
                                                     ---------  --------  ---------  --------     --------
INCREASE (DECREASE) IN NET ASSETS...................  (100,643)  136,820    (75,153)  633,096      191,561
NET ASSETS AT BEGINNING OF PERIOD...................   437,370   300,550    633,096        --           --
                                                     ---------  --------  ---------  --------     --------
NET ASSETS AT END OF PERIOD......................... $ 336,727  $437,370  $ 557,943  $633,096     $191,561
                                                     =========  ========  =========  ========     ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    33,552    27,241     52,554        --           --
       Units issued.................................        --    81,284     25,837    67,679       18,463
       Units redeemed...............................    (8,909)  (74,973)   (33,894)  (15,125)        (102)
                                                     ---------  --------  ---------  --------     --------
    Units outstanding at end of period..............    24,643    33,552     44,497    52,554       18,361
                                                     =========  ========  =========  ========     ========

--------
(z)For the period beginning January 3, 2012 and ended December 31, 2012


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                 ------------------------------------------------------------------
                                                         ADVANCED                ADVANCED             ADVANCED
                                                       SERIES TRUST            SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                                 -----------------------  ----------------------  ----------------
                                                           AST                      AST                  AST
                                                      CAPITAL GROWTH           CLS MODERATE            COHEN &
                                                     ASSET ALLOCATION        ASSET ALLOCATION       STEERS REALTY
                                                 -----------------------  ----------------------  ----------------
                                                    2012         2011        2012        2011       2012     2011
                                                 ----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (46,817) $   (73,035) $  (16,972) $  (20,713) $   155  $  (380)
Net realized gains (losses).....................    132,191      156,595      79,295      79,394      (85)    (160)
Change in unrealized gains (losses).............    563,598     (462,239)     75,063    (132,101)   6,740    2,543
                                                 ----------  -----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from
 operations.....................................    648,972     (378,679)    137,386     (73,420)   6,810    2,003
                                                 ----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................    605,024      153,099          --      10,004       --       --
Benefit payments................................         --           --          --          --       --       --
Payments on termination.........................   (767,006)    (398,037)    (63,262)    (32,704)      --     (302)
Contract Maintenance Charge.....................    (20,869)     (17,663)     (4,931)     (5,045)     (31)     (30)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    588,737     (519,619)     58,603    (109,075)  24,980     (103)
                                                 ----------  -----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions...................................    405,886     (782,220)     (9,590)   (136,820)  24,949     (435)
                                                 ----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  1,054,858   (1,160,899)    127,796    (210,240)  31,759    1,568
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  5,334,937    6,495,836   1,613,148   1,823,388   42,478   40,910
                                                 ----------  -----------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD..................... $6,389,795  $ 5,334,937  $1,740,944  $1,613,148  $74,237  $42,478
                                                 ==========  ===========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    606,816      708,337     169,607     185,293    4,104    4,148
       Units issued.............................    269,982      221,031      20,177      24,184    2,182       51
       Units redeemed...........................   (230,050)    (322,552)    (21,216)    (39,870)     (19)     (95)
                                                 ----------  -----------  ----------  ----------  -------  -------
    Units outstanding at end of period..........    646,748      606,816     168,568     169,607    6,267    4,104
                                                 ==========  ===========  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                   -------------------------------------------------------------
                                                       ADVANCED           ADVANCED              ADVANCED
                                                     SERIES TRUST       SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------  ------------------  ----------------------
                                                          AST                AST                   AST
                                                       FEDERATED        FI PYRAMIS(R)          FIRST TRUST
                                                   AGGRESSIVE GROWTH  ASSET ALLOCATION       BALANCED TARGET
                                                   ----------------  ------------------  ----------------------
                                                     2012     2011     2012      2011       2012        2011
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (230) $  (169) $ (2,006) $ (2,781) $   11,699  $    1,622
Net realized gains (losses).......................     301     (151)    6,049    20,552      43,572     140,110
Change in unrealized gains (losses)...............   2,789   (3,230)   16,592   (34,121)    139,527    (272,461)
                                                   -------  -------  --------  --------  ----------  ----------
Increase (decrease) in net assets from operations.   2,860   (3,550)   20,635   (16,350)    194,798    (130,729)
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      --       --        --        --          --      52,591
Benefit payments..................................   6,571       --        --        --          --          --
Payments on termination...........................  (5,693)    (777)   (1,075)     (408)   (216,303)   (159,534)
Contract Maintenance Charge.......................     (15)     (16)   (1,227)   (1,193)     (8,828)     (9,757)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (1,139)   8,430    27,195   (40,481)    204,589    (553,248)
                                                   -------  -------  --------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................    (276)   7,637    24,893   (42,082)    (20,542)   (669,948)
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................   2,584    4,087    45,528   (58,432)    174,256    (800,677)
NET ASSETS AT BEGINNING OF PERIOD.................  17,294   13,207   175,260   233,692   2,380,713   3,181,390
                                                   -------  -------  --------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD....................... $19,878  $17,294  $220,788  $175,260  $2,554,969  $2,380,713
                                                   =======  =======  ========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   2,093    1,370    18,206    23,323     266,493     344,920
       Units issued...............................     776    1,060     7,308     9,484      59,409      98,935
       Units redeemed.............................    (854)    (337)   (5,039)  (14,601)    (63,370)   (177,362)
                                                   -------  -------  --------  --------  ----------  ----------
    Units outstanding at end of period............   2,015    2,093    20,475    18,206     262,532     266,493
                                                   =======  =======  ========  ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     --------------------------------------------------------
                                                             ADVANCED             ADVANCED       ADVANCED
                                                           SERIES TRUST         SERIES TRUST   SERIES TRUST
                                                            SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
                                                     ------------------------  -------------- --------------
                                                                                AST FRANKLIN
                                                                AST              TEMPLETON          AST
                                                        FIRST TRUST CAPITAL    FOUNDING FUNDS     GLOBAL
                                                        APPRECIATION TARGET    ALLOCATION (U)   REAL ESTATE
                                                     ------------------------  -------------- --------------
                                                         2012         2011       2012 (AB)     2012    2011
                                                     -----------  -----------  -------------- ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (23,930) $   (74,990)   $  (11,469)  $    4  $   13
Net realized gains (losses).........................     207,691      264,099        (5,286)      19      40
Change in unrealized gains (losses).................     834,151   (1,572,745)       36,306      534    (272)
                                                     -----------  -----------    ----------   ------  ------
Increase (decrease) in net assets from operations...   1,017,912   (1,383,636)       19,551      557    (219)
                                                     -----------  -----------    ----------   ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     540,393       84,740           600       --      --
Benefit payments....................................          --           --            --       --      --
Payments on termination.............................  (1,301,143)    (327,864)      (83,686)     (91)   (256)
Contract Maintenance Charge.........................     (39,926)     (48,254)       (4,712)     (15)    (14)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     652,335   (3,924,400)    3,059,005      124     (91)
                                                     -----------  -----------    ----------   ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................    (148,341)  (4,215,778)    2,971,207       18    (361)
                                                     -----------  -----------    ----------   ------  ------
INCREASE (DECREASE) IN NET ASSETS...................     869,571   (5,599,414)    2,990,758      575    (580)
NET ASSETS AT BEGINNING OF PERIOD...................   9,290,873   14,890,287            --    2,184   2,764
                                                     -----------  -----------    ----------   ------  ------
NET ASSETS AT END OF PERIOD......................... $10,160,444  $ 9,290,873    $2,990,758   $2,759  $2,184
                                                     ===========  ===========    ==========   ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,132,693    1,669,139            --      242     287
       Units issued.................................     561,823      619,394       298,414       13      54
       Units redeemed...............................    (582,340)  (1,155,840)      (20,652)     (10)    (99)
                                                     -----------  -----------    ----------   ------  ------
    Units outstanding at end of period..............   1,112,176    1,132,693       277,762      245     242
                                                     ===========  ===========    ==========   ======  ======

--------
(u)On September 21, 2012, Franklin Templeton VIP Founding Funds Allocation merged into AST Franklin Templeton Founding Funds Allocation
(ab)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     ---------------------------------------------------------
                                                          ADVANCED            ADVANCED           ADVANCED
                                                        SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------   -----------------  -----------------
                                                            AST                 AST                AST
                                                       GOLDMAN SACHS       GOLDMAN SACHS      GOLDMAN SACHS
                                                     CONCENTRATED GROWTH  LARGE-CAP VALUE     MID-CAP GROWTH
                                                     -----------------   -----------------  -----------------
                                                       2012       2011     2012      2011     2012      2011
                                                     --------   -------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (463)  $  (596) $    (37) $   (78) $   (541) $  (651)
Net realized gains (losses).........................    2,128       139    (3,585)     (79)    5,518    2,530
Change in unrealized gains (losses).................    6,921    (2,419)    5,258   (1,009)    2,733   (3,992)
                                                     --------   -------  --------  -------  --------  -------
Increase (decrease) in net assets from operations...    8,586    (2,876)    1,636   (1,166)    7,710   (2,113)
                                                     --------   -------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --     1,100        --       --        --       --
Benefit payments....................................       --        --        --       --        --       --
Payments on termination.............................  (12,185)       --   (12,705)      --   (12,760)      --
Contract Maintenance Charge.........................      (41)      (41)      (11)     (12)      (12)     (16)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      (84)    3,798     3,415       --       (40)    (121)
                                                     --------   -------  --------  -------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (12,310)    4,857    (9,301)     (12)  (12,812)    (137)
                                                     --------   -------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................   (3,724)    1,981    (7,665)  (1,178)   (5,102)  (2,250)
NET ASSETS AT BEGINNING OF PERIOD...................   52,667    50,686    15,793   16,971    47,506   49,756
                                                     --------   -------  --------  -------  --------  -------
NET ASSETS AT END OF PERIOD......................... $ 48,943   $52,667  $  8,128  $15,793  $ 42,404  $47,506
                                                     ========   =======  ========  =======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    5,619     5,125     2,172    2,174     4,437    4,450
       Units issued.................................       16       524       394       --         3        2
       Units redeemed...............................   (1,232)      (30)   (1,629)      (2)   (1,093)     (15)
                                                     --------   -------  --------  -------  --------  -------
    Units outstanding at end of period..............    4,403     5,619       937    2,172     3,347    4,437
                                                     ========   =======  ========  =======  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                     -------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                                     ---------------  -----------------  ------------------
                                                           AST                                   AST
                                                      GOLDMAN SACHS          AST          HORIZON MODERATE
                                                     SMALL-CAP VALUE      HIGH YIELD      ASSET ALLOCATION
                                                     ---------------  -----------------  ------------------
                                                      2012     2011     2012     2011      2012      2011
                                                     ------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (42) $   (43) $ 3,312  $  1,658  $ (4,180) $ (4,844)
Net realized gains (losses).........................     23   (1,274)     100     4,235    18,491    41,194
Change in unrealized gains (losses).................    731       27    2,673    (4,548)   26,038   (53,927)
                                                     ------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from operations...    712   (1,290)   6,085     1,345    40,349   (17,577)
                                                     ------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --       --       --     1,100        --        --
Benefit payments....................................     --       --    6,570        --        --        --
Payments on termination.............................    (89)      --   (1,007)   (2,614)   (2,240)  (10,453)
Contract Maintenance Charge.........................    (15)     (27)     (31)      (49)   (2,187)   (2,260)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    132    1,144   39,903   (53,616)   37,783   (57,472)
                                                     ------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     28    1,117   45,435   (55,179)   33,356   (70,185)
                                                     ------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................    740     (173)  51,520   (53,834)   73,705   (87,762)
NET ASSETS AT BEGINNING OF PERIOD...................  4,998    5,171   33,268    87,102   469,495   557,257
                                                     ------  -------  -------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $5,738  $ 4,998  $84,788  $ 33,268  $543,200  $469,495
                                                     ======  =======  =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    417      431    2,802     7,501    46,832    54,568
       Units issued.................................     10      813    3,675        96     7,502    12,604
       Units redeemed...............................     (8)    (827)    (125)   (4,795)   (4,414)  (20,340)
                                                     ------  -------  -------  --------  --------  --------
    Units outstanding at end of period..............    419      417    6,352     2,802    49,920    46,832
                                                     ======  =======  =======  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                 -----------------------------------------------------------------
                                                     ADVANCED              ADVANCED               ADVANCED
                                                   SERIES TRUST          SERIES TRUST           SERIES TRUST
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------  ------------------  -----------------------
                                                                                                    AST
                                                        AST                   AST                INVESTMENT
                                                 INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                 -------------------  ------------------  -----------------------
                                                   2012       2011      2012      2011        2012        2011
                                                  -------   -------   --------  --------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (24)   $  (316)  $    740  $     27  $   (30,264) $  110,996
Net realized gains (losses).....................    (394)      (488)    (3,138)     (798)     298,732     255,402
Change in unrealized gains (losses).............   8,789     (6,920)    11,366    (9,316)     213,149     (37,663)
                                                  -------   -------   --------  --------  -----------  ----------
Increase (decrease) in net assets from
 operations.....................................   8,371     (7,724)     8,968   (10,087)     481,617     328,735
                                                  -------   -------   --------  --------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --         --         --        --           --          --
Benefit payments................................      --         --         --        --           --          --
Payments on termination.........................  (3,886)    (2,427)   (10,425)   (2,905)    (831,008)    (52,312)
Contract Maintenance Charge.....................     (38)       (38)       (33)      (38)     (43,448)    (33,690)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     (40)     1,744         --        --   (4,629,378)  7,485,188
                                                  -------   -------   --------  --------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (3,964)      (721)   (10,458)   (2,943)  (5,503,834)  7,399,186
                                                  -------   -------   --------  --------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   4,407     (8,445)    (1,490)  (13,030)  (5,022,217)  7,727,921
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  46,835     55,280     63,667    76,697    9,757,548   2,029,627
                                                  -------   -------   --------  --------  -----------  ----------
NET ASSETS AT END OF PERIOD..................... $51,242    $46,835   $ 62,177  $ 63,667  $ 4,735,331  $9,757,548
                                                  =======   =======   ========  ========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   6,609      6,707      9,007     9,365      680,880     156,919
       Units issued.............................      37        723         --        --      443,155   1,281,794
       Units redeemed...........................    (561)      (821)    (1,378)     (358)    (817,408)   (757,833)
                                                  -------   -------   --------  --------  -----------  ----------
    Units outstanding at end of period..........   6,085      6,609      7,629     9,007      306,627     680,880
                                                  =======   =======   ========  ========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                 ----------------------------------------------------------------
                                                      ADVANCED           ADVANCED                ADVANCED
                                                    SERIES TRUST       SERIES TRUST            SERIES TRUST
                                                     SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------  -------------------  ----------------------
                                                         AST                AST                     AST
                                                   JPMORGAN GLOBAL       JPMORGAN           JPMORGAN STRATEGIC
                                                    THEMATIC (W)     INTERNATIONAL EQUITY      OPPORTUNITIES
                                                 ------------------  -------------------  ----------------------
                                                   2012      2011      2012       2011       2012        2011
                                                 --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (1,272) $ (1,588) $   178    $  (158)  $     (295) $  (24,855)
Net realized gains (losses).....................    9,187    10,204     (695)       (35)      85,668     111,504
Change in unrealized gains (losses).............    6,520   (14,329)   9,072     (5,098)     182,420    (173,366)
                                                 --------  --------   -------   -------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   14,435    (5,713)   8,555     (5,291)     267,793     (86,717)
                                                 --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --       --         --       10,710       3,137
Benefit payments................................       --        --       --         --           --          --
Payments on termination.........................  (33,667)   (6,863)  (4,342)        --     (468,617)   (127,629)
Contract Maintenance Charge.....................     (663)     (652)      (5)        (6)     (14,532)    (14,637)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    9,159     4,435       --         --      343,553    (461,202)
                                                 --------  --------   -------   -------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (25,171)   (3,080)  (4,347)        (6)    (128,886)   (600,331)
                                                 --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...............  (10,736)   (8,793)   4,208     (5,297)     138,907    (687,048)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  129,412   138,205   44,848     50,145    3,078,843   3,765,891
                                                 --------  --------   -------   -------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $118,676  $129,412  $49,056    $44,848   $3,217,750  $3,078,843
                                                 ========  ========   =======   =======   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   13,190    13,798    5,947      5,948      312,970     377,732
       Units issued.............................    2,776     5,342       --         --       71,587      85,118
       Units redeemed...........................   (5,247)   (5,950)    (526)        (1)     (84,528)   (149,880)
                                                 --------  --------   -------   -------   ----------  ----------
    Units outstanding at end of period..........   10,719    13,190    5,421      5,947      300,029     312,970
                                                 ========  ========   =======   =======   ==========  ==========

--------
(w)Previously known as AST Horizon Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                     ----------------------------------------------------
                                                       ADVANCED          ADVANCED           ADVANCED
                                                     SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                     --------------  ----------------  -----------------
                                                                            AST               AST
                                                          AST           LORD ABBETT         MARSICO
                                                     LARGE-CAP VALUE CORE FIXED INCOME   CAPITAL GROWTH
                                                     --------------  ----------------  -----------------
                                                      2012    2011     2012     2011     2012      2011
                                                     ------   ----   -------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (3)  $ --   $   (69) $   266  $   (897) $  (967)
Net realized gains (losses).........................     (2)    (3)    1,784      452       529       18
Change in unrealized gains (losses).................    144    (28)      692    3,635     7,501     (900)
                                                     ------   ----   -------  -------  --------  -------
Increase (decrease) in net assets from operations...    139    (31)    2,407    4,353     7,133   (1,849)
                                                     ------   ----   -------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --     --        --       --        --       --
Benefit payments....................................     --     --    13,143       --    26,306       --
Payments on termination.............................     --     --    (2,925)  (5,770)  (10,500)    (630)
Contract Maintenance Charge.........................     (1)    (1)      (26)     (25)      (17)     (19)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  5,299     (1)      127       --       507        1
                                                     ------   ----   -------  -------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  5,298     (2)   10,319   (5,795)   16,296     (648)
                                                     ------   ----   -------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................  5,437    (33)   12,726   (1,442)   23,429   (2,497)
NET ASSETS AT BEGINNING OF PERIOD...................    562    595    49,089   50,531    74,077   76,574
                                                     ------   ----   -------  -------  --------  -------
NET ASSETS AT END OF PERIOD......................... $5,999   $562   $61,815  $49,089  $ 97,506  $74,077
                                                     ======   ====   =======  =======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     81     81     3,831    4,292     8,385    8,457
       Units issued.................................    668     --     1,026       --     2,724       --
       Units redeemed...............................     (1)    --      (258)    (461)   (1,201)     (72)
                                                     ------   ----   -------  -------  --------  -------
    Units outstanding at end of period..............    748     81     4,599    3,831     9,908    8,385
                                                     ======   ====   =======  =======  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                     ------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------  ----------------  -----------------
                                                            AST               AST           AST MID-CAP
                                                     MFS GLOBAL EQUITY    MFS GROWTH           VALUE
                                                     ----------------  ----------------  -----------------
                                                       2012     2011     2012     2011     2012      2011
                                                     -------  -------  -------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (46) $  (318) $  (168) $  (120) $   (388) $  (335)
Net realized gains (losses).........................     256      (48)     388      191     3,539      124
Change in unrealized gains (losses).................   8,387   (1,407)   1,903     (289)    2,985   (1,701)
                                                     -------  -------  -------  -------  --------  -------
Increase (decrease) in net assets from operations...   8,597   (1,773)   2,123     (218)    6,136   (1,912)
                                                     -------  -------  -------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --       --        --       --
Benefit payments....................................  13,136       --       --       --        --       --
Payments on termination.............................  (5,167)      --   (2,103)  (1,458)       --       --
Contract Maintenance Charge.........................      (8)     (10)     (15)     (14)      (15)     (15)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     381       --       --       --   (12,304)      --
                                                     -------  -------  -------  -------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................   8,342      (10)  (2,118)  (1,472)  (12,319)     (15)
                                                     -------  -------  -------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................  16,939   (1,783)       5   (1,690)   (6,183)  (1,927)
NET ASSETS AT BEGINNING OF PERIOD...................  39,327   41,110   14,291   15,981    37,516   39,443
                                                     -------  -------  -------  -------  --------  -------
NET ASSETS AT END OF PERIOD......................... $56,266  $39,327  $14,296  $14,291  $ 31,333  $37,516
                                                     =======  =======  =======  =======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,194    4,196    1,562    1,716     3,974    3,975
       Units issued.................................   1,284       --       --       --        --       --
       Units redeemed...............................    (565)      (2)    (212)    (154)   (1,132)      (1)
                                                     -------  -------  -------  -------  --------  -------
    Units outstanding at end of period..............   4,913    4,194    1,350    1,562     2,842    3,974
                                                     =======  =======  =======  =======  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                     ----------------------------------------------------------
                                                           ADVANCED             ADVANCED          ADVANCED
                                                         SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     --------------------  -----------------  ----------------
                                                                                  AST                AST
                                                           AST MONEY       NEUBERGER BERMAN / NEUBERGER BERMAN
                                                            MARKET         LSV MID-CAP VALUE   MID-CAP GROWTH
                                                     --------------------  -----------------  ----------------
                                                        2012       2011      2012      2011     2012     2011
                                                     ---------  ---------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (6,427) $  (7,518) $    (65) $  (170) $  (449) $  (404)
Net realized gains (losses).........................        --         --     1,905      175      300      409
Change in unrealized gains (losses).................        --         --     2,651   (1,376)   3,528       99
                                                     ---------  ---------  --------  -------  -------  -------
Increase (decrease) in net assets from operations...    (6,427)    (7,518)    4,491   (1,371)   3,379      104
                                                     ---------  ---------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................        --         --        --       --       --       --
Benefit payments....................................  (513,431)  (447,814)       --       --    6,575       --
Payments on termination.............................  (178,527)      (745)  (13,358)  (2,400)    (295)    (789)
Contract Maintenance Charge.........................      (119)      (192)      (25)     (28)     (11)     (10)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   605,286    102,069       (32)    (202)    (616)    (245)
                                                     ---------  ---------  --------  -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................   (86,791)  (346,682)  (13,415)  (2,630)   5,653   (1,044)
                                                     ---------  ---------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   (93,218)  (354,200)   (8,924)  (4,001)   9,032     (940)
NET ASSETS AT BEGINNING OF PERIOD...................   418,302    772,502    34,198   38,199   31,586   32,526
                                                     ---------  ---------  --------  -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 325,084  $ 418,302  $ 25,274  $34,198  $40,618  $31,586
                                                     =========  =========  ========  =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    42,628     77,091     3,675    3,949    3,268    3,381
       Units issued.................................    81,407      8,789        57      224      692      220
       Units redeemed...............................   (90,217)   (43,252)   (1,388)    (498)    (183)    (333)
                                                     ---------  ---------  --------  -------  -------  -------
    Units outstanding at end of period..............    33,818     42,628     2,344    3,675    3,777    3,268
                                                     =========  =========  ========  =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                     -----------------------------------------------------------
                                                           ADVANCED            ADVANCED           ADVANCED
                                                         SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -------------------- -----------------  ------------------
                                                                                 AST                 AST
                                                             AST              PARAMETRIC            PIMCO
                                                        NEW DISCOVERY      EMERGING MARKETS   LIMITED MATURITY
                                                     ASSET ALLOCATION (T)       EQUITY              BOND
                                                     -------------------- -----------------  ------------------
                                                          2012 (AB)         2012     2011      2012      2011
                                                     -------------------- -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................        $   11        $   (11) $   (195) $    (96) $   (390)
Net realized gains (losses).........................            (2)         2,326      (386)    2,652     1,409
Change in unrealized gains (losses).................           173            674    (6,898)    1,027        75
                                                            ------        -------  --------  --------  --------
Increase (decrease) in net assets from operations...           182          2,989    (7,479)    3,583     1,094
                                                            ------        -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................            --             --        --        --        --
Benefit payments....................................            --             --        --     6,574        --
Payments on termination.............................            --         (1,142)   (8,796)   (7,000)   (7,001)
Contract Maintenance Charge.........................            (4)           (86)     (116)      (64)      (64)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................         5,326         (6,537)      565     5,308        --
                                                            ------        -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................         5,322         (7,765)   (8,347)    4,818    (7,065)
                                                            ------        -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................         5,504         (4,776)  (15,826)    8,401    (5,971)
NET ASSETS AT BEGINNING OF PERIOD...................            --         21,283    37,109   107,751   113,722
                                                            ------        -------  --------  --------  --------
NET ASSETS AT END OF PERIOD.........................        $5,504        $16,507  $ 21,283  $116,152  $107,751
                                                            ======        =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........            --          2,452     3,368     9,234     9,845
       Units issued.................................           558             55     1,025     1,002        --
       Units redeemed...............................           (26)          (874)   (1,941)     (626)     (611)
                                                            ------        -------  --------  --------  --------
    Units outstanding at end of period..............           532          1,633     2,452     9,610     9,234
                                                            ======        =======  ========  ========  ========

--------
(t)On May 4, 2012, AST American Century Income & Growth merged into AST New Discovery Asset Allocation
(ab)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                   -------------------------------------------------------------
                                                        ADVANCED              ADVANCED             ADVANCED
                                                      SERIES TRUST          SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                   ------------------  ----------------------  ----------------
                                                           AST
                                                          PIMCO                  AST                  AST
                                                      TOTAL RETURN          PRESERVATION            QMA US
                                                          BOND            ASSET ALLOCATION       EQUITY ALPHA
                                                   ------------------  ----------------------  ----------------
                                                     2012      2011       2012        2011       2012     2011
                                                   --------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  3,388  $    (64) $  (38,947) $  (57,171) $  (171) $  (167)
Net realized gains (losses).......................    6,428    14,238     745,812     257,762      147      348
Change in unrealized gains (losses)...............   18,697    (8,584)     (4,343)   (242,045)   5,011      327
                                                   --------  --------  ----------  ----------  -------  -------
Increase (decrease) in net assets from operations.   28,513     5,590     702,522     (41,454)   4,987      508
                                                   --------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       --        --      49,500     176,581       --       --
Benefit payments..................................   13,140        --          --          --   13,152       --
Payments on termination...........................  (44,969)   (2,273)   (855,252)   (376,648)      --       --
Contract Maintenance Charge.......................      (79)      (85)    (29,876)    (29,186)     (12)     (13)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   33,078      (151)    637,849     109,854       99     (357)
                                                   --------  --------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.....................................    1,170    (2,509)   (197,779)   (119,399)  13,239     (370)
                                                   --------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS.................   29,683     3,081     504,743    (160,853)  18,226      138
NET ASSETS AT BEGINNING OF PERIOD.................  410,802   407,721   8,176,435   8,337,288   28,813   28,675
                                                   --------  --------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD....................... $440,485  $410,802  $8,681,178  $8,176,435  $47,039  $28,813
                                                   ========  ========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......   32,854    33,053     768,384     778,583    3,491    3,550
       Units issued...............................    3,463       221     154,447     179,226    1,458      350
       Units redeemed.............................   (3,566)     (420)   (170,981)   (189,425)    (111)    (409)
                                                   --------  --------  ----------  ----------  -------  -------
    Units outstanding at end of period............   32,751    32,854     751,850     768,384    4,838    3,491
                                                   ========  ========  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                     ----------------------------------------------------------
                                                          ADVANCED             ADVANCED           ADVANCED
                                                        SERIES TRUST         SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ------------------  --------------------  --------------
                                                             AST                  AST
                                                          SCHRODERS      SCHRODERS MULTI-ASSET       AST
                                                     GLOBAL TACTICAL (V)   WORLD STRATEGIES    SMALL-CAP GROWTH
                                                     ------------------  --------------------  --------------
                                                       2012      2011       2012       2011     2012     2011
                                                     --------  --------  ---------  ---------  ------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $ (2,428) $ (2,831) $   5,301  $   1,058  $  (37)  $  (36)
Net realized gains (losses).........................    5,574    18,105     36,701     43,148      43      101
Change in unrealized gains (losses).................   39,408   (28,502)    27,409   (109,998)    301     (171)
                                                     --------  --------  ---------  ---------  ------   ------
Increase (decrease) in net assets from operations...   42,554   (13,228)    69,411    (65,792)    307     (106)
                                                     --------  --------  ---------  ---------  ------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    4,500     4,500         --        319      --       --
Benefit payments....................................       --        --         --         --      --       --
Payments on termination.............................       --   (28,917)  (161,392)   (40,142)     --       --
Contract Maintenance Charge.........................     (878)     (401)    (5,373)    (4,232)     (4)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  100,864   (23,088)   295,683    (80,486)    (45)     (14)
                                                     --------  --------  ---------  ---------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................  104,486   (47,906)   128,918   (124,541)    (49)     (17)
                                                     --------  --------  ---------  ---------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................  147,040   (61,134)   198,329   (190,333)    258     (123)
NET ASSETS AT BEGINNING OF PERIOD...................  255,428   316,562    622,521    812,854   2,785    2,908
                                                     --------  --------  ---------  ---------  ------   ------
NET ASSETS AT END OF PERIOD......................... $402,468  $255,428  $ 820,850  $ 622,521  $3,043   $2,785
                                                     ========  ========  =========  =========  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   27,825    33,273     66,246     82,234     251      257
       Units issued.................................   12,625     8,137     49,224     41,583      21      102
       Units redeemed...............................   (2,038)  (13,585)   (35,644)   (57,571)    (24)    (108)
                                                     --------  --------  ---------  ---------  ------   ------
    Units outstanding at end of period..............   38,412    27,825     79,826     66,246     248      251
                                                     ========  ========  =========  =========  ======   ======

--------
(v)Previously known as AST CLS Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                     ------------------------------------------------------------
                                                          ADVANCED             ADVANCED             ADVANCED
                                                        SERIES TRUST         SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                     -----------------  ----------------------  ----------------
                                                                                  AST                  AST
                                                            AST              T. ROWE PRICE        T. ROWE PRICE
                                                      SMALL-CAP VALUE      ASSET ALLOCATION       EQUITY INCOME
                                                     -----------------  ----------------------  ----------------
                                                       2012      2011      2012        2011       2012     2011
                                                     --------  -------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (291) $  (256) $  (17,720) $  (32,911) $  (780) $  (317)
Net realized gains (losses).........................    3,421      496     202,767     182,088       14     (310)
Change in unrealized gains (losses).................    1,709   (2,629)    398,400    (212,025)   7,635     (882)
                                                     --------  -------  ----------  ----------  -------  -------
Increase (decrease) in net assets from operations...    4,839   (2,389)    583,447     (62,848)   6,869   (1,509)
                                                     --------  -------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --       --      82,961       2,137       --       --
Benefit payments....................................       --       --          --          --   13,151       --
Payments on termination.............................     (309)    (842)   (188,578)   (116,679)    (493)  (1,254)
Contract Maintenance Charge.........................      (20)     (19)    (11,585)    (10,737)     (11)     (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (11,983)    (164)    (32,423)   (503,436)     174       --
                                                     --------  -------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (12,312)  (1,025)   (149,625)   (628,715)  12,821   (1,265)
                                                     --------  -------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   (7,473)  (3,414)    433,822    (691,563)  19,690   (2,774)
NET ASSETS AT BEGINNING OF PERIOD...................   30,106   33,520   5,235,446   5,927,009   43,597   46,371
                                                     --------  -------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 22,633  $30,106  $5,669,268  $5,235,446  $63,287  $43,597
                                                     ========  =======  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    3,175    3,279     523,825     595,277    6,155    6,324
       Units issued.................................       32      108      87,111     149,186    1,659       --
       Units redeemed...............................   (1,167)    (212)   (103,551)   (220,638)    (124)    (169)
                                                     --------  -------  ----------  ----------  -------  -------
    Units outstanding at end of period..............    2,040    3,175     507,385     523,825    7,690    6,155
                                                     ========  =======  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     --------------------------------------------------------
                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                            AST                AST
                                                       T. ROWE PRICE      T. ROWE PRICE           AST
                                                           GLOBAL           LARGE-CAP        T. ROWE PRICE
                                                            BOND             GROWTH        NATURAL RESOURCES
                                                     -----------------  ----------------  ------------------
                                                       2012      2011     2012     2011     2012      2011
                                                     --------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    601  $ 1,159  $  (481) $  (440) $ (1,137) $ (1,121)
Net realized gains (losses).........................    1,361      683    1,272      224    (2,180)   (1,146)
Change in unrealized gains (losses).................      817      707    4,292     (815)    5,601   (21,080)
                                                     --------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...    2,779    2,549    5,083   (1,031)    2,284   (23,347)
                                                     --------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --       --       --       --       131    12,060
Benefit payments....................................       --       --       --       --        --        --
Payments on termination.............................  (38,786)  (2,245)      --       --    (3,908)   (3,864)
Contract Maintenance Charge.........................      (48)     (55)     (18)     (17)      (62)      (67)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    3,435      (77)  (4,267)     (17)    4,786     5,195
                                                     --------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (35,399)  (2,377)  (4,285)     (34)      947    13,324
                                                     --------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (32,620)     172      798   (1,065)    3,231   (10,023)
NET ASSETS AT BEGINNING OF PERIOD...................   94,959   94,787   31,899   32,964   113,981   124,004
                                                     --------  -------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 62,339  $94,959  $32,697  $31,899  $117,212  $113,981
                                                     ========  =======  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    7,844    8,040    3,213    3,221    13,521    12,348
       Units issued.................................      282       40    1,361      118       997     3,336
       Units redeemed...............................   (3,185)    (236)  (1,739)    (126)     (904)   (2,163)
                                                     --------  -------  -------  -------  --------  --------
    Units outstanding at end of period..............    4,941    7,844    2,835    3,213    13,614    13,521
                                                     ========  =======  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 ---------------------------------------------------------------
                                                                                               ALLIANCE
                                                      ADVANCED           ADVANCED         BERNSTEIN VARIABLE
                                                    SERIES TRUST       SERIES TRUST       PRODUCT SERIES FUND
                                                     SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------- ------------------------
                                                   AST WELLINGTON
                                                     MANAGEMENT      AST WESTERN ASSET         ALLIANCE
                                                    HEDGED EQUITY     CORE PLUS BOND     BERNSTEIN VPS GROWTH
                                                 ------------------  ----------------- ------------------------
                                                   2012      2011          2012            2012         2011
                                                 --------  --------  ----------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (1,459) $ (1,397)      $   (43)     $  (371,560) $  (412,028)
Net realized gains (losses).....................      267     1,133             3          906,925      794,789
Change in unrealized gains (losses).............   11,167    (5,653)          175        2,022,707     (444,175)
                                                 --------  --------       -------      -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    9,975    (5,917)          135        2,558,072      (61,414)
                                                 --------  --------       -------      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --            --              297       26,052
Benefit payments................................       --        --        13,144         (450,417)    (595,284)
Payments on termination.........................       --    (1,365)           --       (2,702,211)  (3,197,043)
Contract Maintenance Charge.....................      (58)      (57)           --          (53,854)     (60,439)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    2,264       (67)          123         (555,814)  (1,017,086)
                                                 --------  --------       -------      -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................    2,206    (1,489)       13,267       (3,761,999)  (4,843,800)
                                                 --------  --------       -------      -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   12,181    (7,406)       13,402       (1,203,927)  (4,905,214)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  106,466   113,872            --       22,252,361   27,157,575
                                                 --------  --------       -------      -----------  -----------
NET ASSETS AT END OF PERIOD..................... $118,647  $106,466       $13,402      $21,048,434  $22,252,361
                                                 ========  ========       =======      ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   13,333    13,556            --        2,393,760    2,945,967
       Units issued.............................      558     1,400         1,124           48,119       84,667
       Units redeemed...........................     (297)   (1,623)          (43)        (398,114)    (636,874)
                                                 --------  --------       -------      -----------  -----------
    Units outstanding at end of period..........   13,594    13,333         1,081        2,043,765    2,393,760
                                                 ========  ========       =======      ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                        ------------------------------------------------------------------------------
                                                 ALLIANCE                  ALLIANCE                  ALLIANCE
                                            BERNSTEIN VARIABLE        BERNSTEIN VARIABLE        BERNSTEIN VARIABLE
                                           PRODUCT SERIES FUND        PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                               SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                        -------------------------  ------------------------  ------------------------
                                          ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS
                                             GROWTH & INCOME          INTERNATIONAL VALUE        LARGE CAP GROWTH
                                        -------------------------  ------------------------  ------------------------
                                            2012         2011          2012         2011         2012         2011
                                        -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (205,673) $   (375,760) $   (49,018) $   392,248  $  (293,468) $  (300,393)
Net realized gains (losses)............    (622,276)   (3,254,801)  (1,541,139)  (1,074,573)     384,760      514,708
Change in unrealized gains
 (losses)..............................   9,658,628     6,661,474    3,365,049   (3,045,290)   2,192,621   (1,035,026)
                                        -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   8,830,679     3,030,913    1,774,892   (3,727,615)   2,283,913     (820,711)
                                        -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      19,599        13,229       10,507        5,738        3,538       14,700
Benefit payments.......................  (1,434,969)   (2,082,472)    (386,819)    (425,476)    (451,558)    (438,015)
Payments on termination................  (6,180,072)   (8,247,752)  (2,109,077)  (2,675,868)  (1,315,186)  (2,020,544)
Contract Maintenance Charge............     (75,684)      (84,596)     (65,605)     (79,708)     (18,634)     (19,346)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (1,696,289)   (5,752,115)    (317,571)   1,294,197      (93,541)    (563,766)
                                        -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (9,367,415)  (16,153,706)  (2,868,565)  (1,881,117)  (1,875,381)  (3,026,971)
                                        -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................    (536,736)  (13,122,793)  (1,093,673)  (5,608,732)     408,532   (3,847,682)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  60,388,482    73,511,275   15,325,129   20,933,861   17,080,919   20,928,601
                                        -----------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $59,851,746  $ 60,388,482  $14,231,456  $15,325,129  $17,489,451  $17,080,919
                                        ===========  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   5,403,318     6,809,249    1,895,514    2,052,069    2,470,154    2,883,560
       Units issued....................     136,850       173,750      130,163      268,157      186,645      110,249
       Units redeemed..................    (888,305)   (1,579,681)    (458,257)    (424,712)    (453,068)    (523,655)
                                        -----------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................   4,651,863     5,403,318    1,567,420    1,895,514    2,203,731    2,470,154
                                        ===========  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 -------------------------------------------------------------------
                                                         ALLIANCE                 ALLIANCE             AMERICAN
                                                    BERNSTEIN VARIABLE       BERNSTEIN VARIABLE    CENTURY VARIABLE
                                                    PRODUCT SERIES FUND      PRODUCT SERIES FUND   PORTFOLIOS, INC.
                                                        SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ----------------------  ----------------
                                                  ALLIANCE BERNSTEIN VPS          ALLIANCE         AMERICAN CENTURY
                                                    SMALL/MID CAP VALUE      BERNSTEIN VPS VALUE      VP BALANCED
                                                 ------------------------  ----------------------  ----------------
                                                     2012         2011        2012        2011       2012     2011
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (263,785) $  (318,065) $      265  $   (8,399) $    65  $    48
Net realized gains (losses).....................     981,954      414,516     (52,577)   (135,933)      41      (51)
Change in unrealized gains (losses).............   2,161,593   (2,382,958)    238,729      56,699      950      395
                                                 -----------  -----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from
 operations.....................................   2,879,762   (2,286,507)    186,417     (87,633)   1,056      392
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       3,600       15,689          --          --       --       --
Benefit payments................................    (453,719)    (243,293)    (32,255)    (85,600)      --       --
Payments on termination.........................  (2,938,544)  (3,517,449)   (200,723)   (261,184)    (687)    (684)
Contract Maintenance Charge.....................     (80,749)     (92,072)     (5,515)     (6,771)      --       --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (344,354)  (1,013,765)    (38,067)   (214,227)      --       --
                                                 -----------  -----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions...................................  (3,813,766)  (4,850,890)   (276,560)   (567,782)    (687)    (684)
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    (934,004)  (7,137,397)    (90,143)   (655,415)     369     (292)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  18,974,275   26,111,672   1,442,471   2,097,886   10,358   10,650
                                                 -----------  -----------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD..................... $18,040,271  $18,974,275  $1,352,328  $1,442,471  $10,727  $10,358
                                                 ===========  ===========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,021,710    1,262,619     167,471     231,115      645      688
       Units issued.............................      28,205       42,115       2,670       9,139       --       --
       Units redeemed...........................    (215,522)    (283,024)    (31,516)    (72,783)     (39)     (43)
                                                 -----------  -----------  ----------  ----------  -------  -------
    Units outstanding at end of period..........     834,393    1,021,710     138,625     167,471      606      645
                                                 ===========  ===========  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     ---------------------------------------------------------
                                                        AMERICAN           DREYFUS
                                                     CENTURY VARIABLE SOCIALLY RESPONSIBLE    DREYFUS STOCK
                                                     PORTFOLIOS, INC. GROWTH FUND, INC.        INDEX FUND
                                                       SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
                                                     --------------   -------------------  ------------------
                                                                           DREYFUS
                                                     AMERICAN CENTURY SOCIALLY RESPONSIBLE    DREYFUS STOCK
                                                     VP INTERNATIONAL    GROWTH FUND           INDEX FUND
                                                     --------------   -------------------  ------------------
                                                      2012     2011     2012       2011      2012      2011
                                                     ------   ------   -------   -------   --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (29)  $   (3) $   (78)   $   (75)  $  2,770  $  1,897
Net realized gains (losses).........................      6        8       18      1,518     26,618     5,617
Change in unrealized gains (losses).................    844     (654)   1,532     (2,018)    31,254    (7,207)
                                                     ------   ------   -------   -------   --------  --------
Increase (decrease) in net assets from operations...    821     (649)   1,472       (575)    60,642       307
                                                     ------   ------   -------   -------   --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --       --       --         --         --        --
Benefit payments....................................     --       --       --         --     (7,727)   (6,902)
Payments on termination.............................     --       --       --     (3,792)   (26,638)  (10,390)
Contract Maintenance Charge.........................     (4)      (4)      (9)        (9)      (293)     (344)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     --       --       --          6    (16,734)  (13,336)
                                                     ------   ------   -------   -------   --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     (4)      (4)      (9)    (3,795)   (51,392)  (30,972)
                                                     ------   ------   -------   -------   --------  --------
INCREASE (DECREASE) IN NET ASSETS...................    817     (653)   1,463     (4,370)     9,250   (30,665)
NET ASSETS AT BEGINNING OF PERIOD...................  4,232    4,885   13,983     18,353    441,771   472,436
                                                     ------   ------   -------   -------   --------  --------
NET ASSETS AT END OF PERIOD......................... $5,049   $4,232  $15,446    $13,983   $451,021  $441,771
                                                     ======   ======   =======   =======   ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    322      322    1,400      1,915     38,924    42,099
       Units issued.................................     --       --       --         --         --     3,040
       Units redeemed...............................     (1)      --       (1)      (515)    (4,138)   (6,215)
                                                     ------   ------   -------   -------   --------  --------
    Units outstanding at end of period..............    321      322    1,399      1,400     34,786    38,924
                                                     ======   ======   =======   =======   ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 --------------------------------------------------------------
                                                  DREYFUS VARIABLE     DREYFUS VARIABLE        DWS VARIABLE
                                                   INVESTMENT FUND      INVESTMENT FUND    INVESTMENT SERIES I
                                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------  --------------------  -------------------
                                                                              VIF
                                                 VIF GROWTH & INCOME     MONEY MARKET         DWS BOND VIP A
                                                 ------------------  --------------------  -------------------
                                                   2012      2011       2012       2011      2012       2011
                                                 --------  --------  ---------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    (68) $   (246) $  (7,772) $  (9,598) $ 12,238  $  30,828
Net realized gains (losses).....................      230    (2,439)        --         --       (69)   (62,798)
Change in unrealized gains (losses).............   12,853      (803)        (1)        --    11,227     53,772
                                                 --------  --------  ---------  ---------  --------  ---------
Increase (decrease) in net assets from
 operations.....................................   13,015    (3,488)    (7,773)    (9,598)   23,396     21,802
                                                 --------  --------  ---------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --        708        650       900         --
Benefit payments................................       --    (4,524)    (3,842)   (15,227)   (4,012)    (4,398)
Payments on termination.........................  (21,379)  (30,153)  (265,019)  (458,625)  (28,152)  (151,273)
Contract Maintenance Charge.....................      (83)      (98)      (294)      (256)       --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (3,922)       47    205,464    356,972    77,536    (96,530)
                                                 --------  --------  ---------  ---------  --------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (25,384)  (34,728)   (62,983)  (116,486)   46,272   (252,201)
                                                 --------  --------  ---------  ---------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (12,369)  (38,216)   (70,756)  (126,084)   69,668   (230,399)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   87,577   125,793    576,805    702,889   295,546    525,945
                                                 --------  --------  ---------  ---------  --------  ---------
NET ASSETS AT END OF PERIOD..................... $ 75,208  $ 87,577  $ 506,049  $ 576,805  $365,214  $ 295,546
                                                 ========  ========  =========  =========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    8,262    11,393     53,463     64,599    20,291     37,888
       Units issued.............................       --         4     19,763     42,450     5,417     47,428
       Units redeemed...........................   (2,402)   (3,135)   (25,919)   (53,586)   (2,283)   (65,025)
                                                 --------  --------  ---------  ---------  --------  ---------
    Units outstanding at end of period..........    5,860     8,262     47,307     53,463    23,425     20,291
                                                 ========  ========  =========  =========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 --------------------------------------------------------------------
                                                      DWS VARIABLE         DWS VARIABLE            DWS VARIABLE
                                                  INVESTMENT SERIES I   INVESTMENT SERIES I     INVESTMENT SERIES I
                                                      SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                                 ---------------------  --------------------  ----------------------
                                                          DWS                   DWS              DWS GLOBAL SMALL
                                                  CAPITAL GROWTH VIP A  CORE EQUITY VIP A (I)    CAP GROWTH VIP A
                                                 ---------------------  --------------------  ----------------------
                                                    2012       2011       2012       2011        2012        2011
                                                 ---------  ----------  --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   1,426  $      271  $  2,088   $  1,847   $     (424) $    9,178
Net realized gains (losses).....................    35,902      44,860     1,020    (25,528)      59,619      11,128
Change in unrealized gains (losses).............   106,507    (102,810)   53,091     19,209       84,629    (151,443)
                                                 ---------  ----------  --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   143,835     (57,679)   56,199     (4,472)     143,824    (131,137)
                                                 ---------  ----------  --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     1,900       1,500     1,275         --        1,480       5,105
Benefit payments................................   (20,110)     (1,745)     (465)    (1,965)     (34,408)     (1,696)
Payments on termination.........................  (161,104)    (34,388)  (78,240)   (25,079)     (96,316)    (34,064)
Contract Maintenance Charge.....................        --          --        --         --           --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (3,610)   (109,776)   (2,266)    17,914      (67,078)    125,017
                                                 ---------  ----------  --------   --------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (182,924)   (144,409)  (79,696)    (9,130)    (196,322)     94,362
                                                 ---------  ----------  --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (39,089)   (202,088)  (23,497)   (13,602)     (52,498)    (36,775)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   967,243   1,169,331   405,459    419,061    1,053,837   1,090,612
                                                 ---------  ----------  --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $ 928,154  $  967,243  $381,962   $405,459   $1,001,339  $1,053,837
                                                 =========  ==========  ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    82,485      94,538    38,834     39,787       45,832      42,438
       Units issued.............................       669      25,899       830     23,657           69      14,103
       Units redeemed...........................   (14,468)    (37,952)   (7,832)   (24,610)      (7,875)    (10,709)
                                                 ---------  ----------  --------   --------   ----------  ----------
    Units outstanding at end of period..........    68,686      82,485    31,832     38,834       38,026      45,832
                                                 =========  ==========  ========   ========   ==========  ==========

--------
(i)Previously known as DWS Growth and Income VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 -----------------------------------------------------------------
                                                    DWS VARIABLE          DWS VARIABLE           DWS VARIABLE
                                                 INVESTMENT SERIES I  INVESTMENT SERIES II   INVESTMENT SERIES II
                                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------------  -------------------
                                                  DWS INTERNATIONAL     DWS GLOBAL INCOME            DWS
                                                        VIP A         BUILDER VIP A II (J)   MONEY MARKET VIP A II
                                                 ------------------  ----------------------  -------------------
                                                   2012      2011       2012        2011       2012        2011
                                                 --------  --------  ----------  ----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  4,266  $  3,673  $   10,053  $   11,645  $ (1,576)  $  (2,093)
Net realized gains (losses).....................  (10,641)  (13,579)      5,837       6,186        --          --
Change in unrealized gains (losses).............   61,118   (51,919)    125,117     (44,163)       (1)         --
                                                 --------  --------  ----------  ----------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................   54,743   (61,825)    141,007     (26,332)   (1,577)     (2,093)
                                                 --------  --------  ----------  ----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      480       480          --          --   (25,904)    177,179
Benefit payments................................     (247)     (477)     11,083     (23,070)       --      (8,369)
Payments on termination.........................  (11,061)  (22,313)    (64,276)   (119,441)  (60,750)    (24,146)
Contract Maintenance Charge.....................       --        --          --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (8,847)  (12,784)     (9,752)    (88,249)    2,872    (238,875)
                                                 --------  --------  ----------  ----------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  (19,675)  (35,094)    (62,945)   (230,760)  (83,782)    (94,211)
                                                 --------  --------  ----------  ----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   35,068   (96,919)     78,062    (257,092)  (85,359)    (96,304)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  288,527   385,446   1,185,241   1,442,333   258,653     354,957
                                                 --------  --------  ----------  ----------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $323,595  $288,527  $1,263,303  $1,185,241  $173,294   $ 258,653
                                                 ========  ========  ==========  ==========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   30,705    33,909     102,358     121,881    24,653      33,575
       Units issued.............................      133        73       1,495       6,198     4,996      43,434
       Units redeemed...........................   (2,081)   (3,277)     (6,597)    (25,721)  (13,000)    (52,356)
                                                 --------  --------  ----------  ----------  --------   ---------
    Units outstanding at end of period..........   28,757    30,705      97,256     102,358    16,649      24,653
                                                 ========  ========  ==========  ==========  ========   =========

--------
(j)Previously known as DWS Balanced VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -----------------------------------------------------------------------
                                             DWS VARIABLE              FEDERATED            FIDELITY VARIABLE
                                          INVESTMENT SERIES II     INSURANCE SERIES      INSURANCE PRODUCTS FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------   ------------------------  -----------------------
                                           DWS SMALL MID CAP           FEDERATED
                                            GROWTH VIP A II       PRIME MONEY FUND II         VIP CONTRAFUND
                                          ------------------   ------------------------  -----------------------
                                            2012       2011        2012         2011        2012         2011
                                          --------   --------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (2,120)  $   (736) $  (111,517) $  (141,129) $   (4,659) $   (23,749)
Net realized gains (losses)..............   10,985     23,878           --           --      88,885       11,478
Change in unrealized gains (losses)......   34,589    (33,303)          --           --     605,582     (141,592)
                                          --------   --------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................   43,454    (10,161)    (111,517)    (141,129)    689,808     (153,863)
                                          --------   --------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      540        540        2,060        2,660      52,955       45,483
Benefit payments.........................  (12,292)        --     (291,988)    (410,788)    (85,307)      (1,402)
Payments on termination..................  (76,141)    (8,526)  (1,024,545)  (2,028,744)   (870,050)  (1,060,837)
Contract Maintenance Charge..............       --         --       (6,694)      (8,270)     (4,672)      (5,208)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    2,282    (25,609)    (305,914)     160,513     (92,303)    (531,259)
                                          --------   --------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (85,611)   (33,595)  (1,627,081)  (2,284,629)   (999,377)  (1,553,223)
                                          --------   --------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (42,157)   (43,756)  (1,738,598)  (2,425,758)   (309,569)  (1,707,086)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  323,810    367,566    8,815,754   11,241,512   4,844,855    6,551,941
                                          --------   --------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF PERIOD.............. $281,653   $323,810  $ 7,077,156  $ 8,815,754  $4,535,286  $ 4,844,855
                                          ========   ========  ===========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   29,526     31,970      726,735      916,815     322,241      416,956
       Units issued......................      647     25,396       10,223       57,753       8,327       22,229
       Units redeemed....................   (7,543)   (27,840)    (148,227)    (247,833)    (67,428)    (116,944)
                                          --------   --------  -----------  -----------  ----------  -----------
    Units outstanding at end of period...   22,630     29,526      588,731      726,735     263,140      322,241
                                          ========   ========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                           -----------------------------------------------------------------------
                                             FIDELITY VARIABLE        FIDELITY VARIABLE       FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ---------------------   ----------------------  ----------------------
                                             VIP EQUITY-INCOME           VIP GROWTH            VIP HIGH INCOME
                                           ---------------------   ----------------------  ----------------------
                                              2012        2011        2012        2011        2012        2011
                                           ---------   ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  12,274   $    9,867  $  (23,875) $  (32,612) $   33,783  $   54,987
Net realized gains (losses)...............    39,853      (26,801)     59,579      44,707      (7,980)    (22,706)
Change in unrealized gains (losses).......    71,357       12,210     340,945     (34,590)     84,727      (3,888)
                                           ---------   ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................   123,484       (4,724)    376,649     (22,495)    110,530      28,393
                                           ---------   ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     5,939        1,396      16,329      25,188       9,935       3,735
Benefit payments..........................   (45,891)     (32,486)    (61,926)    (37,850)    (35,210)      2,551
Payments on termination...................  (183,281)    (117,565)   (392,288)   (447,624)   (263,275)   (216,513)
Contract Maintenance Charge...............      (444)        (523)     (3,694)     (4,083)       (822)       (944)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (36,040)     (13,032)     21,622    (125,137)    (27,684)    (61,019)
                                           ---------   ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (259,717)    (162,210)   (419,957)   (589,506)   (317,056)   (272,190)
                                           ---------   ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (136,233)    (166,934)    (43,308)   (612,001)   (206,526)   (243,797)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   920,166    1,087,100   2,908,633   3,520,634   1,015,377   1,259,174
                                           ---------   ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 783,933   $  920,166  $2,865,325  $2,908,633  $  808,851  $1,015,377
                                           =========   ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    73,046       85,799     320,931     383,708      76,524      97,881
       Units issued.......................       515        2,627      13,924      18,500       1,697      14,169
       Units redeemed.....................   (19,548)     (15,380)    (53,761)    (81,277)    (24,187)    (35,526)
                                           ---------   ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period....    54,013       73,046     281,094     320,931      54,034      76,524
                                           =========   ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ------------------------------------------------------------------------
                                             FIDELITY VARIABLE        FIDELITY VARIABLE      FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          -----------------------  ----------------------  ---------------------
                                                                             VIP
                                               VIP INDEX 500        INVESTMENT GRADE BOND       VIP OVERSEAS
                                          -----------------------  ----------------------  ---------------------
                                             2012         2011        2012        2011        2012        2011
                                          ----------  -----------  ----------  ----------  ---------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   24,340  $    20,460  $   12,903  $   25,880  $   5,234   $     (542)
Net realized gains (losses)..............    165,676      208,663      52,028      73,972    (27,526)     (15,265)
Change in unrealized gains (losses)......    367,424     (160,427)        593       5,275    191,337     (192,264)
                                          ----------  -----------  ----------  ----------  ---------   ----------
Increase (decrease) in net assets from
 operations..............................    557,440       68,696      65,524     105,127    169,045     (208,071)
                                          ----------  -----------  ----------  ----------  ---------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     15,995       20,564       5,236       5,864      5,698        6,339
Benefit payments.........................   (129,594)     (30,443)    (13,598)     (9,904)   (18,991)      19,423
Payments on termination..................   (579,355)    (867,310)   (222,956)   (406,525)  (110,718)    (162,288)
Contract Maintenance Charge..............     (3,435)      (3,932)     (1,402)     (1,537)      (948)      (1,171)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (69,588)    (266,372)      5,549    (248,399)   (32,825)    (198,422)
                                          ----------  -----------  ----------  ----------  ---------   ----------
Increase (decrease) in net assets from
 contract transactions...................   (765,977)  (1,147,493)   (227,171)   (660,501)  (157,784)    (336,119)
                                          ----------  -----------  ----------  ----------  ---------   ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (208,537)  (1,078,797)   (161,647)   (555,374)    11,261     (544,190)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,029,152    5,107,949   1,515,285   2,070,659    934,975    1,479,165
                                          ----------  -----------  ----------  ----------  ---------   ----------
NET ASSETS AT END OF PERIOD.............. $3,820,615  $ 4,029,152  $1,353,638  $1,515,285  $ 946,236   $  934,975
                                          ==========  ===========  ==========  ==========  =========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    421,458      535,909      83,214     120,751     99,068      128,034
       Units issued......................      8,093       27,921       4,517       3,767      6,270        7,005
       Units redeemed....................    (79,446)    (142,372)    (16,699)    (41,304)   (21,371)     (35,971)
                                          ----------  -----------  ----------  ----------  ---------   ----------
    Units outstanding at end of period...    350,105      421,458      71,032      83,214     83,967       99,068
                                          ==========  ===========  ==========  ==========  =========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                           ---------------------------------------------------------------------------
                                           FIDELITY VARIABLE            FIDELITY VARIABLE        FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                           (SERVICE CLASS 2)            (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                              SUB-ACCOUNT                  SUB-ACCOUNT              SUB-ACCOUNT
                                           ----------------------  --------------------------  ----------------------
                                               VIP ASSET
                                             MANAGER GROWTH              VIP CONTRAFUND          VIP EQUITY-INCOME
                                           (SERVICE CLASS 2)            (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                           ----------------------  --------------------------  ----------------------
                                             2012        2011          2012          2011         2012        2011
                                            -------     --------   ------------  ------------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (141)    $   (479)   $   (329,503) $   (604,714) $   8,025   $   4,015
Net realized gains (losses)...............     374        7,560        (940,831)   (2,822,473)    34,466     (25,196)
Change in unrealized gains (losses).......   6,429      (16,951)      9,219,358       878,933     56,491      20,481
                                            -------     --------   ------------  ------------  ---------   ---------
Increase (decrease) in net assets from
 operations...............................   6,662       (9,870)      7,949,024    (2,548,254)    98,982        (700)
                                            -------     --------   ------------  ------------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --           --          73,846       155,666         --          --
Benefit payments..........................      --           --      (1,475,959)   (1,489,980)   (22,517)    (35,136)
Payments on termination...................      --      (45,573)     (9,386,163)  (11,401,366)   (97,382)   (181,243)
Contract Maintenance Charge...............      (9)          (5)       (251,239)     (286,387)      (293)       (327)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     105        9,479      (3,180,036)   (3,098,273)    (7,022)        185
                                            -------     --------   ------------  ------------  ---------   ---------
Increase (decrease) in net assets from
 contract transactions....................      96      (36,099)    (14,219,551)  (16,120,340)  (127,214)   (216,521)
                                            -------     --------   ------------  ------------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................   6,758      (45,969)     (6,270,527)  (18,668,594)   (28,232)   (217,221)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  49,289       95,258      58,993,425    77,662,019    690,548     907,769
                                            -------     --------   ------------  ------------  ---------   ---------
NET ASSETS AT END OF PERIOD............... $56,047     $ 49,289    $ 52,722,898  $ 58,993,425  $ 662,316   $ 690,548
                                            =======     ========   ============  ============  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   4,527        8,119       5,398,327     6,780,816     64,523      84,114
       Units issued.......................       9        1,194         305,003       395,281      2,412       2,460
       Units redeemed.....................      --       (4,786)     (1,515,560)   (1,777,770)   (13,351)    (22,051)
                                            -------     --------   ------------  ------------  ---------   ---------
    Units outstanding at end of period....   4,536        4,527       4,187,770     5,398,327     53,584      64,523
                                            =======     ========   ============  ============  =========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ---------------------------------------------------------------------------
                                             FIDELITY VARIABLE         FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          -----------------------  ------------------------  -----------------------
                                                VIP FREEDOM               VIP FREEDOM              VIP FREEDOM
                                               2010 PORTFOLIO           2020 PORTFOLIO            2030 PORTFOLIO
                                             (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          -----------------------  ------------------------  -----------------------
                                              2012        2011         2012         2011        2012         2011
                                          -----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (3,041) $   21,497  $     5,132  $     9,234  $    8,795  $    (1,843)
Net realized gains (losses)..............     230,411     104,593      168,122       86,429      44,875       54,987
Change in unrealized gains (losses)......     545,104    (305,141)     463,264     (286,775)    244,633     (104,202)
                                          -----------  ----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................     772,474    (179,051)     636,518     (191,112)    298,303      (51,058)
                                          -----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       8,211      27,303        1,320        1,440          --       12,204
Benefit payments.........................    (158,323)   (129,009)    (242,560)    (168,950)         --           --
Payments on termination..................  (1,176,327)   (955,780)    (668,997)  (1,118,589)   (341,094)  (1,095,724)
Contract Maintenance Charge..............     (35,834)    (39,767)     (31,205)     (37,439)    (11,917)     (15,577)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (290,891)    747,779     (108,157)     513,021     333,246     (240,080)
                                          -----------  ----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,653,164)   (349,474)  (1,049,599)    (810,517)    (19,765)  (1,339,177)
                                          -----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (880,690)   (528,525)    (413,081)  (1,001,629)    278,538   (1,390,235)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,729,218   9,257,743    6,165,936    7,167,565   2,169,374    3,559,609
                                          -----------  ----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,848,528  $8,729,218  $ 5,752,855  $ 6,165,936  $2,447,912  $ 2,169,374
                                          ===========  ==========  ===========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     804,202     834,336      594,811      671,111     220,258      346,435
       Units issued......................      61,405     140,915       60,269      181,833      40,361       79,183
       Units redeemed....................    (206,399)   (171,049)    (156,557)    (258,133)    (41,562)    (205,360)
                                          -----------  ----------  -----------  -----------  ----------  -----------
    Units outstanding at end of
     period..............................     659,208     804,202      498,523      594,811     219,057      220,258
                                          ===========  ==========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------
                                             FIDELITY VARIABLE     FIDELITY VARIABLE          FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)     (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                                SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                                VIP FREEDOM
                                             INCOME PORTFOLIO          VIP GROWTH            VIP GROWTH & INCOME
                                             (SERVICE CLASS 2)     (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                          ----------------------  ----------------------  ------------------------
                                             2012        2011       2012         2011         2012         2011
                                          ----------  ----------   --------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (16,465) $     (721) $ (1,614)   $  (2,755)  $    38,479  $    30,369
Net realized gains (losses)..............     72,846      25,930     4,773       23,137       169,779     (103,839)
Change in unrealized gains (losses)......     78,045     (46,140)   11,632      (18,738)    1,568,381      214,920
                                          ----------  ----------   --------   ---------   -----------  -----------
Increase (decrease) in net assets from
 operations..............................    134,426     (20,931)   14,791        1,644     1,776,639      141,450
                                          ----------  ----------   --------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     12,000      15,870        60          105           300          240
Benefit payments.........................    (29,209)    (42,752)       --           --      (234,471)    (318,151)
Payments on termination..................   (714,197)   (938,108)  (18,080)    (111,816)   (1,217,146)  (1,355,913)
Contract Maintenance Charge..............    (14,551)    (17,529)      (98)        (152)      (36,193)     (39,055)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (107,242)    954,655        70       (4,061)       (4,363)   2,940,316
                                          ----------  ----------   --------   ---------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (853,199)    (27,864)  (18,048)    (115,924)   (1,491,873)   1,227,437
                                          ----------  ----------   --------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (718,773)    (48,795)   (3,257)    (114,280)      284,766    1,368,887
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,163,735   3,212,530   120,273      234,553    11,193,805    9,824,918
                                          ----------  ----------   --------   ---------   -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $2,444,962  $3,163,735  $117,016    $ 120,273   $11,478,571  $11,193,805
                                          ==========  ==========   ========   =========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    280,502     284,700    13,698       26,806     1,028,331      903,154
       Units issued......................     19,187     101,539        69          547        47,114      336,864
       Units redeemed....................    (92,530)   (105,737)   (1,991)     (13,655)     (169,355)    (211,687)
                                          ----------  ----------   --------   ---------   -----------  -----------
    Units outstanding at end of
     period..............................    207,159     280,502    11,776       13,698       906,090    1,028,331
                                          ==========  ==========   ========   =========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ---------------------------------------------------------------------------
                                             FIDELITY VARIABLE         FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          -----------------------  ------------------------  -----------------------
                                              VIP GROWTH STOCK          VIP HIGH INCOME           VIP INDEX 500
                                             (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          -----------------------  ------------------------  -----------------------
                                             2012         2011         2012         2011         2012        2011
                                          ----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (15,244) $   (34,343) $   223,293  $   337,295  $    16,013  $   10,483
Net realized gains (losses)..............    113,858      109,160       17,011      (19,373)     237,095     130,880
Change in unrealized gains (losses)......    113,991     (130,028)     483,883     (162,363)     634,984    (108,172)
                                          ----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    212,605      (55,211)     724,187      155,559      888,092      33,191
                                          ----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,296        2,275          184          144        5,446       4,153
Benefit payments.........................    (30,267)     (56,142)    (190,543)    (183,995)     (68,335)    (82,003)
Payments on termination..................    (78,050)    (533,113)    (980,219)  (1,218,398)  (1,018,074)   (888,331)
Contract Maintenance Charge..............     (5,519)     (10,455)     (23,032)     (25,747)     (32,509)    (34,663)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (291,116)    (513,297)    (306,153)     116,062      187,966     268,730
                                          ----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (399,656)  (1,110,732)  (1,499,763)  (1,311,934)    (925,506)   (732,114)
                                          ----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (187,051)  (1,165,943)    (775,576)  (1,156,375)     (37,414)   (698,923)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,315,106    2,481,049    6,476,306    7,632,681    6,686,531   7,385,454
                                          ----------  -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $1,128,055  $ 1,315,106  $ 5,700,730  $ 6,476,306  $ 6,649,117  $6,686,531
                                          ==========  ===========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    125,392      232,528      465,643      560,690      683,837     756,651
       Units issued......................     37,636       49,735       10,926       43,234      112,587     137,339
       Units redeemed....................    (70,907)    (156,871)    (111,880)    (138,281)    (198,038)   (210,153)
                                          ----------  -----------  -----------  -----------  -----------  ----------
    Units outstanding at end of
     period..............................     92,121      125,392      364,689      465,643      598,386     683,837
                                          ==========  ===========  ===========  ===========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ----------------------------------------------------------------------------
                                          FIDELITY VARIABLE           FIDELITY VARIABLE         FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                          (SERVICE CLASS 2)           (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                            SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------  ------------------------  -------------------------
                                          VIP INVESTMENT
                                            GRADE BOND                   VIP MIDCAP              VIP MONEY MARKET
                                          (SERVICE CLASS 2)           (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          ----------------------  ------------------------  -------------------------
                                           2012        2011           2012         2011         2012         2011
                                            ------      ------    -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   10      $   21      $  (191,462) $  (322,486) $  (236,592) $   (285,714)
Net realized gains (losses)..............     42          39        1,277,040      136,309           --            --
Change in unrealized gains (losses)......      6          14          833,615   (2,336,860)          --            --
                                            ------      ------    -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................     58          74        1,919,193   (2,523,037)    (236,592)     (285,714)
                                            ------      ------    -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     --          --            7,846       19,527       25,707        24,734
Benefit payments.........................     --          --         (298,248)    (401,345)    (491,666)     (478,568)
Payments on termination..................     --          --       (2,196,825)  (2,812,734)  (6,282,434)  (11,163,415)
Contract Maintenance Charge..............     (4)         (4)         (64,405)     (84,160)     (56,094)      (71,327)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     37         (13)        (760,929)  (1,536,296)   4,533,924     9,754,805
                                            ------      ------    -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................     33         (17)      (3,312,561)  (4,815,008)  (2,270,563)   (1,933,771)
                                            ------      ------    -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................     91          57       (1,393,368)  (7,338,045)  (2,507,155)   (2,219,485)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,453       1,396       15,901,004   23,239,049   16,084,697    18,304,182
                                            ------      ------    -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $1,544      $1,453      $14,507,636  $15,901,004  $13,577,542  $ 16,084,697
                                            ======      ======    ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    100         101        1,352,629    1,727,525    1,590,001     1,776,652
       Units issued......................      2          --           40,694      127,411      680,855     1,349,456
       Units redeemed....................     --          (1)        (294,894)    (502,307)    (907,900)   (1,536,107)
                                            ------      ------    -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................    102         100        1,098,429    1,352,629    1,362,956     1,590,001
                                            ======      ======    ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          --------------------------------------------------------------------------
                                          FIDELITY VARIABLE               FRANKLIN                 FRANKLIN
                                          INSURANCE PRODUCTS FUND    TEMPLETON VARIABLE       TEMPLETON VARIABLE
                                          (SERVICE CLASS 2)       INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST
                                             SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------  -----------------------  ------------------------
                                             VIP OVERSEAS            FRANKLIN FLEX CAP        FRANKLIN GROWTH AND
                                          (SERVICE CLASS 2)          GROWTH SECURITIES         INCOME SECURITIES
                                          ----------------------  -----------------------  ------------------------
                                            2012        2011         2012         2011         2012         2011
                                           -------     --------   ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (15)    $   (233)   $  (49,251) $   (61,293) $   432,797  $   825,017
Net realized gains (losses)..............  (1,382)      (2,031)      219,448      205,148     (738,354)  (1,685,781)
Change in unrealized gains (losses)......   7,014       (4,893)       99,281     (344,178)   3,731,498    1,213,282
                                           -------     --------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   5,617       (7,157)      269,478     (200,323)   3,425,941      352,518
                                           -------     --------   ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --           --            --           --       48,656       40,583
Benefit payments.........................      --      (10,837)     (114,190)     (92,756)    (470,919)  (1,450,898)
Payments on termination..................  (5,239)      (4,820)     (554,241)    (546,104)  (6,028,779)  (6,882,166)
Contract Maintenance Charge..............     (15)         (19)      (14,034)     (16,369)    (151,456)    (170,233)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      34           75      (170,253)    (179,612)    (384,687)  (1,213,523)
                                           -------     --------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,220)     (15,601)     (852,718)    (834,841)  (6,987,185)  (9,676,237)
                                           -------     --------   ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     397      (22,758)     (583,240)  (1,035,164)  (3,561,244)  (9,323,719)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  32,471       55,229     3,204,387    4,239,551   35,183,958   44,507,677
                                           -------     --------   ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $32,868     $ 32,471    $2,621,147  $ 3,204,387  $31,622,714  $35,183,958
                                           =======     ========   ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,126        4,410       277,094      344,012    2,359,682    3,005,843
       Units issued......................       2            5        18,560       22,646      103,780      134,045
       Units redeemed....................    (496)      (1,289)      (84,312)     (89,564)    (541,766)    (780,206)
                                           -------     --------   ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,632        3,126       211,342      277,094    1,921,696    2,359,682
                                           =======     ========   ==========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------------
                                                  FRANKLIN                   FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                                  FRANKLIN                   FRANKLIN              FRANKLIN LARGE CAP
                                           HIGH INCOME SECURITIES        INCOME SECURITIES          GROWTH SECURITIES
                                          ------------------------  --------------------------  ------------------------
                                              2012         2011         2012          2011          2012         2011
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   592,499  $   523,446  $  7,756,395  $  7,556,445  $  (285,247) $  (393,649)
Net realized gains (losses)..............     182,441      159,605    (1,385,646)   (1,736,616)     596,521     (183,311)
Change in unrealized gains (losses)......     649,588     (345,045)    9,949,306    (3,947,055)   3,773,756     (606,908)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   1,424,528      338,006    16,320,055     1,872,774    4,085,030   (1,183,868)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       3,600        3,600       119,716       246,395       66,632       77,206
Benefit payments.........................    (272,573)    (406,346)   (4,668,407)   (4,801,425)  (1,180,438)  (1,440,534)
Payments on termination..................  (1,735,303)  (1,894,199)  (26,250,972)  (27,077,404)  (5,139,447)  (5,450,210)
Contract Maintenance Charge..............     (20,340)     (26,077)     (472,726)     (559,649)    (148,289)    (173,669)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,177,087      238,532       666,522    (2,793,631)    (798,302)    (895,327)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (847,529)  (2,084,490)  (30,605,867)  (34,985,714)  (7,199,844)  (7,882,534)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     576,999   (1,746,484)  (14,285,812)  (33,112,940)  (3,114,814)  (9,066,402)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,675,281   12,421,765   163,348,682   196,461,622   38,730,337   47,796,739
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $11,252,280  $10,675,281  $149,062,870  $163,348,682  $35,615,523  $38,730,337
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     746,979      892,914    11,831,193    14,345,267    3,693,931    4,419,523
       Units issued......................     132,239      117,748       582,083       720,683      226,636      257,255
       Units redeemed....................    (186,844)    (263,683)   (2,675,277)   (3,234,757)    (847,747)    (982,847)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     692,374      746,979     9,737,999    11,831,193    3,072,820    3,693,931
                                          ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ---------------------------------------------------------------------------
                                                  FRANKLIN                 FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE       TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ----------------------   -----------------------
                                                                                                     FRANKLIN
                                                                                                  TEMPLETON VIP
                                             FRANKLIN SMALL CAP     FRANKLIN SMALL-MID CAP        FOUNDING FUNDS
                                              VALUE SECURITIES         GROWTH SECURITIES          ALLOCATION (U)
                                          ------------------------  ----------------------   -----------------------
                                              2012         2011        2012         2011      2012 (AD)      2011
                                          -----------  -----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (271,254) $  (337,560) $  (27,074)  $  (32,185) $    49,475  $  (42,323)
Net realized gains (losses)..............   1,066,663      803,963     182,627      230,406      470,796     173,785
Change in unrealized gains (losses)......   4,295,839   (2,434,752)    (10,925)    (303,754)    (237,804)   (312,220)
                                          -----------  -----------  ----------   ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................   5,091,248   (1,968,349)    144,628     (105,533)     282,467    (180,758)
                                          -----------  -----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      44,241      208,303       3,300        5,700       51,300      15,382
Benefit payments.........................    (938,466)    (830,417)     (6,137)     (11,934)          --          --
Payments on termination..................  (4,747,167)  (5,313,367)   (178,234)    (316,087)    (108,589)   (187,567)
Contract Maintenance Charge..............    (118,359)    (133,041)     (5,537)      (7,091)     (11,211)    (16,653)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,139,886)    (676,661)    (16,716)    (374,036)  (2,602,094)   (516,494)
                                          -----------  -----------  ----------   ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (6,899,637)  (6,745,183)   (203,324)    (703,448)  (2,670,594)   (705,332)
                                          -----------  -----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,808,389)  (8,713,532)    (58,696)    (808,981)  (2,388,127)   (886,090)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  34,174,903   42,888,435   1,617,644    2,426,625    2,388,127   3,274,217
                                          -----------  -----------  ----------   ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $32,366,514  $34,174,903  $1,558,948   $1,617,644  $        --  $2,388,127
                                          ===========  ===========  ==========   ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,730,895    2,037,656      89,165      124,888      265,706     352,994
       Units issued......................      95,905      179,005       2,298        4,698      173,071     117,776
       Units redeemed....................    (412,822)    (485,766)    (13,151)     (40,421)    (438,777)   (205,064)
                                          -----------  -----------  ----------   ----------  -----------  ----------
    Units outstanding at end of
     period..............................   1,413,978    1,730,895      78,312       89,165           --     265,706
                                          ===========  ===========  ==========   ==========  ===========  ==========

--------
(u)On September 21, 2012, Franklin Templeton VIP Founding Funds Allocation merged into AST Franklin Templeton Founding Funds Allocation
(ad)For the period beginning January 1, 2012 and ended September 21, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------------
                                                  FRANKLIN                  FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------------
                                                FRANKLIN U.S.             MUTUAL GLOBAL
                                            GOVERNMENT SECURITIES     DISCOVERY SECURITIES     MUTUAL SHARES SECURITIES
                                          ------------------------  ------------------------  --------------------------
                                              2012         2011         2012         2011         2012          2011
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   319,874  $   500,729  $   163,320  $   129,459  $    325,898  $    640,209
Net realized gains (losses)..............     341,816      381,751      858,353      540,827      (296,125)   (1,483,743)
Change in unrealized gains (losses)......    (559,317)     352,934      958,063   (1,552,608)    9,750,958    (1,272,604)
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................     102,373    1,235,414    1,979,736     (882,322)    9,780,731    (2,116,138)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      11,854        4,163        1,000        8,856       215,288       169,434
Benefit payments.........................    (701,840)    (606,010)    (326,698)    (459,234)   (1,997,881)   (2,320,242)
Payments on termination..................  (6,249,461)  (4,457,297)  (2,993,182)  (3,884,375)  (11,932,744)  (14,979,819)
Contract Maintenance Charge..............    (128,801)    (135,650)     (72,637)     (93,830)     (277,848)     (328,626)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   4,554,257   (2,741,339)  (1,443,551)    (658,472)   (2,845,868)   (5,297,279)
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,513,991)  (7,936,133)  (4,835,068)  (5,087,055)  (16,839,053)  (22,756,532)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,411,618)  (6,700,719)  (2,855,332)  (5,969,377)   (7,058,322)  (24,872,670)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  30,171,146   36,871,865   19,043,183   25,012,560    84,958,096   109,830,766
                                          -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $27,759,528  $30,171,146  $16,187,851  $19,043,183  $ 77,899,774  $ 84,958,096
                                          ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,352,323    2,989,590    1,644,163    2,063,633     6,198,432     7,794,175
       Units issued......................     504,924      277,846       42,650      159,024       137,191       317,314
       Units redeemed....................    (700,841)    (915,113)    (430,177)    (578,494)   (1,265,963)   (1,913,057)
                                          -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................   2,156,406    2,352,323    1,256,636    1,644,163     5,069,660     6,198,432
                                          ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ------------------------------------------------------------------------------
                                                  FRANKLIN                   FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE         TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  --------------------------  ----------------------
                                            TEMPLETON DEVELOPING             TEMPLETON                 TEMPLETON
                                             MARKETS SECURITIES         FOREIGN SECURITIES      GLOBAL BOND SECURITIES
                                          ------------------------  --------------------------  ----------------------
                                              2012         2011         2012          2011         2012         2011
                                          -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (48,404) $  (167,032) $  1,274,354  $    130,350  $   97,655   $  100,311
Net realized gains (losses)..............     (26,212)     284,654    (2,152,400)   (1,417,766)    105,933      166,659
Change in unrealized gains (losses)......   2,283,133   (4,662,329)   14,940,606   (11,108,527)     64,934     (314,901)
                                          -----------  -----------  ------------  ------------  ----------   ----------
Increase (decrease) in net assets from
 operations..............................   2,208,517   (4,544,707)   14,062,560   (12,395,943)    268,522      (47,931)
                                          -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     165,430      106,220       161,536       190,283      11,466        2,000
Benefit payments.........................    (514,175)    (228,412)   (2,190,330)   (2,909,368)    (24,250)     (54,269)
Payments on termination..................  (3,250,651)  (4,355,158)  (11,972,032)  (15,602,574)   (549,976)    (599,580)
Contract Maintenance Charge..............     (85,723)    (108,718)     (317,010)     (387,295)     (3,872)      (6,738)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,228,066)     208,647    (4,348,319)      762,114      19,246      183,939
                                          -----------  -----------  ------------  ------------  ----------   ----------
Increase (decrease) in net assets from
 contract transactions...................  (4,913,185)  (4,377,421)  (18,666,155)  (17,946,840)   (547,386)    (474,648)
                                          -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,704,668)  (8,922,128)   (4,603,595)  (30,342,783)   (278,864)    (522,579)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  21,177,501   30,099,629    94,494,687   124,837,470   2,249,675    2,772,254
                                          -----------  -----------  ------------  ------------  ----------   ----------
NET ASSETS AT END OF
 PERIOD.................................. $18,472,833  $21,177,501  $ 89,891,092  $ 94,494,687  $1,970,811   $2,249,675
                                          ===========  ===========  ============  ============  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     673,412      793,285     6,285,468     7,285,652      92,186      112,541
       Units issued......................      37,888      104,476       267,987       705,645       5,721       11,901
       Units redeemed....................    (183,324)    (224,349)   (1,401,307)   (1,705,829)    (27,798)     (32,256)
                                          -----------  -----------  ------------  ------------  ----------   ----------
    Units outstanding at end of
     period..............................     527,976      673,412     5,152,148     6,285,468      70,109       92,186
                                          ===========  ===========  ============  ============  ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ---------------------------------------------------------------------------
                                                 FRANKLIN               GOLDMAN SACHS             GOLDMAN SACHS
                                            TEMPLETON VARIABLE             VARIABLE                 VARIABLE
                                          INSURANCE PRODUCTS TRUST     INSURANCE TRUST           INSURANCE TRUST
                                               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  -----------------------  ------------------------
                                                TEMPLETON
                                            GROWTH SECURITIES        VIT LARGE CAP VALUE        VIT MID CAP VALUE
                                          -----------------------  -----------------------  ------------------------
                                             2012        2011         2012         2011         2012         2011
                                          ---------   ----------   ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   6,817   $   (1,051)  $  (15,537) $   (25,145) $   (22,809) $   (44,386)
Net realized gains (losses)..............   (26,649)     (24,859)      57,261     (165,373)     (57,009)     (77,647)
Change in unrealized gains (losses)......   196,000      (54,122)     648,798     (216,012)     716,356     (249,718)
                                          ---------   ----------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   176,168      (80,032)     690,522     (406,530)     636,538     (371,751)
                                          ---------   ----------   ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        --          300          144          144        1,800        4,360
Benefit payments.........................   (18,277)     (35,503)     (78,870)     (92,953)     (43,189)     (93,276)
Payments on termination..................  (202,335)    (188,349)    (664,933)    (775,066)    (794,400)    (498,520)
Contract Maintenance Charge..............      (415)        (516)     (19,199)     (20,569)     (16,828)     (19,204)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      (127)     (22,564)     (28,293)     251,238     (231,993)     (75,735)
                                          ---------   ----------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (221,154)    (246,632)    (791,151)    (637,206)  (1,084,610)    (682,375)
                                          ---------   ----------   ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (44,986)    (326,664)    (100,629)  (1,043,736)    (448,072)  (1,054,126)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   993,693    1,320,357    4,186,237    5,229,973    4,297,961    5,352,087
                                          ---------   ----------   ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 948,707   $  993,693   $4,085,608  $ 4,186,237  $ 3,849,889  $ 4,297,961
                                          =========   ==========   ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    69,375       84,921      441,505      504,219      351,667      404,671
       Units issued......................       598          245       25,857       73,820        2,607       17,560
       Units redeemed....................   (13,991)     (15,791)     (99,907)    (136,534)     (82,777)     (70,564)
                                          ---------   ----------   ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    55,982       69,375      367,455      441,505      271,497      351,667
                                          =========   ==========   ==========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     -----------------------------------------------------------
                                                       GOLDMAN SACHS    GOLDMAN SACHS        GOLDMAN SACHS
                                                         VARIABLE         VARIABLE             VARIABLE
                                                      INSURANCE TRUST  INSURANCE TRUST      INSURANCE TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  --------------  ------------------------
                                                                        VIT STRATEGIC
                                                       VIT STRATEGIC    INTERNATIONAL       VIT STRUCTURED
                                                          GROWTH           EQUITY          SMALL CAP EQUITY
                                                     ----------------  --------------  ------------------------
                                                       2012     2011    2012    2011       2012         2011
                                                     -------  -------  ------  ------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (99) $  (151) $   13  $   44  $   (48,638) $   (92,608)
Net realized gains (losses).........................     319       31       1       4      (73,976)    (325,005)
Change in unrealized gains (losses).................   2,543     (541)    408    (481)   1,104,546      387,253
                                                     -------  -------  ------  ------  -----------  -----------
Increase (decrease) in net assets from operations...   2,763     (661)    422    (433)     981,932      (30,360)
                                                     -------  -------  ------  ------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --      --      --        6,291        2,622
Benefit payments....................................      --       --      --      --     (131,446)    (141,471)
Payments on termination.............................  (2,761)    (386)     --      --   (1,322,519)  (1,580,203)
Contract Maintenance Charge.........................     (20)     (23)     (6)     (6)     (33,620)     (39,973)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --       (1)     --      --     (330,151)    (451,151)
                                                     -------  -------  ------  ------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,781)    (410)     (6)     (6)  (1,811,445)  (2,210,176)
                                                     -------  -------  ------  ------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................     (18)  (1,071)    416    (439)    (829,513)  (2,240,536)
NET ASSETS AT BEGINNING OF PERIOD...................  16,234   17,305   2,194   2,633    9,267,715   11,508,251
                                                     -------  -------  ------  ------  -----------  -----------
NET ASSETS AT END OF PERIOD......................... $16,216  $16,234  $2,610  $2,194  $ 8,438,202  $ 9,267,715
                                                     =======  =======  ======  ======  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,731    1,767     304     304      863,082    1,062,160
       Units issued.................................      --       --      --      --       24,870       62,211
       Units redeemed...............................    (346)     (36)     (1)     --     (180,552)    (261,289)
                                                     -------  -------  ------  ------  -----------  -----------
    Units outstanding at end of period..............   1,385    1,731     303     304      707,400      863,082
                                                     =======  =======  ======  ======  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                          -------------------------------------------------------------------------------
                                                GOLDMAN SACHS
                                                  VARIABLE                    INVESCO                    INVESCO
                                               INSURANCE TRUST          INVESTMENT SERVICES        INVESTMENT SERVICES
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                               VIT STRUCTURED          INVESCO V.I. CAPITAL       INVESCO V.I. CAPITAL
                                                 U.S. EQUITY             APPRECIATION (N)            DEVELOPMENT (P)
                                          ------------------------  --------------------------  ------------------------
                                              2012         2011       2012 (X)        2011        2012 (X)       2011
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $     2,119  $    (2,100) $   (280,752) $   (850,217) $   (35,454) $  (118,590)
Net realized gains (losses)..............         999     (162,460)     (142,605)     (907,900)     994,642      249,370
Change in unrealized gains (losses)......     786,993      376,092     8,514,074    (3,905,946)       3,884     (748,448)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     790,111      211,532     8,090,717    (5,664,063)     963,072     (617,668)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         290          240        71,824        63,135           60       11,878
Benefit payments.........................    (216,227)    (161,904)     (638,101)   (1,775,663)     (36,240)    (279,482)
Payments on termination..................    (977,878)    (954,400)   (1,830,522)   (7,472,312)    (203,598)    (676,849)
Contract Maintenance Charge..............     (26,766)     (30,427)      (14,769)      (44,435)      (1,185)      (3,650)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      70,181     (442,177)  (60,827,105)   (3,392,474)  (7,905,067)  (1,556,560)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,150,400)  (1,588,668)  (63,238,673)  (12,621,749)  (8,146,030)  (2,504,663)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (360,289)  (1,377,136)  (55,147,956)  (18,285,812)  (7,182,958)  (3,122,331)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   6,543,610    7,920,746    55,147,956    73,433,768    7,182,958   10,305,289
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 6,183,321  $ 6,543,610  $         --  $ 55,147,956  $        --  $ 7,182,958
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     644,793      799,207     6,823,619     8,324,471      491,387      657,148
       Units issued......................      38,556       22,602        41,287       165,719        8,886       40,496
       Units redeemed....................    (142,183)    (177,016)   (6,864,906)   (1,666,571)    (500,273)    (206,257)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     541,166      644,793            --     6,823,619           --      491,387
                                          ===========  ===========  ============  ============  ===========  ===========

--------
(n)On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. Capital Growth
(p)On April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth
(x)For the period beginning January 1, 2012 and ended April 27, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ---------------------------------------------------------------------------------
                                                    INVESCO                     INVESCO                    INVESCO
                                              INVESTMENT SERVICES         INVESTMENT SERVICES        INVESTMENT SERVICES
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                 INVESCO V.I.                INVESCO V.I.               INVESCO V.I.
                                                  CORE EQUITY          DIVERSIFIED DIVIDEND (C)      DIVERSIFIED INCOME
                                          --------------------------  --------------------------  ------------------------
                                              2012          2011          2012          2011          2012         2011
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (403,329) $   (458,992) $    840,009  $    509,088  $   322,524  $   395,559
Net realized gains (losses)..............    2,198,164     2,440,088     4,953,518     3,980,996     (249,716)    (500,345)
Change in unrealized gains (losses)......    7,963,976    (2,811,179)   16,658,341    (5,975,594)     795,197      646,481
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    9,758,811      (830,083)   22,451,868    (1,485,510)     868,005      541,695
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      107,767       153,124       287,120       170,387          150          390
Benefit payments.........................   (2,934,288)   (3,737,580)   (6,478,594)   (6,489,144)    (356,376)    (264,666)
Payments on termination..................   (7,222,895)  (10,208,450)  (12,839,094)  (14,107,456)    (881,645)  (1,255,563)
Contract Maintenance Charge..............      (54,352)      (59,112)      (87,699)      (97,797)      (3,720)      (3,716)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,827,071)   (4,019,350)   (2,290,909)   (3,889,578)     646,961      792,696
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (11,930,839)  (17,871,368)  (21,409,176)  (24,413,588)    (594,630)    (730,859)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (2,172,028)  (18,701,451)    1,042,692   (25,899,098)     273,375     (189,164)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   83,568,082   102,269,533   140,368,122   166,267,220    9,817,932   10,007,096
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 81,396,054  $ 83,568,082  $141,410,814  $140,368,122  $10,091,307  $ 9,817,932
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    6,319,023     7,679,325     5,321,015     6,213,152      774,767      831,178
       Units issued......................      149,120       207,766       110,597       101,585       85,613      131,063
       Units redeemed....................   (1,008,657)   (1,568,068)     (866,637)     (993,722)    (129,632)    (187,474)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    5,459,486     6,319,023     4,564,975     5,321,015      730,748      774,767
                                          ============  ============  ============  ============  ===========  ===========

--------
(c)Previously known as Invesco V.I. Dividend Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ----------------------------------------------------------------------------
                                                   INVESCO                   INVESCO                  INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES      INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  -----------------------
                                                INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                           GLOBAL CORE EQUITY (G)     GOVERNMENT SECURITIES          HIGH YIELD
                                          ------------------------  ------------------------  -----------------------
                                              2012         2011         2012         2011        2012         2011
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   397,352  $  (419,503) $   217,189  $   273,330  $  220,576  $   368,817
Net realized gains (losses)..............  (1,146,961)    (789,277)      91,413      (25,150)    (40,884)    (163,186)
Change in unrealized gains (losses)......   5,058,350   (8,571,999)    (177,218)     593,054     719,731     (238,919)
                                          -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................   4,308,741   (9,780,779)     131,384      841,234     899,423      (33,288)
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      40,570       27,594           --       29,149      53,624          477
Benefit payments.........................  (1,890,270)  (1,418,631)    (193,592)    (224,578)   (277,069)    (245,942)
Payments on termination..................  (3,748,631)  (2,991,891)  (1,532,276)  (1,551,074)   (558,199)  (1,216,047)
Contract Maintenance Charge..............     (23,358)     (19,400)      (5,214)      (5,318)     (2,633)      (2,873)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (920,536)  53,329,364      356,211      125,686     328,468      704,604
                                          -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,542,225)  48,927,036   (1,374,871)  (1,626,135)   (455,809)    (759,781)
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,233,484)  39,146,257   (1,243,487)    (784,901)    443,614     (793,069)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  39,167,246       20,989   13,545,392   14,330,293   6,091,157    6,884,226
                                          -----------  -----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $36,933,762  $39,167,246  $12,301,905  $13,545,392  $6,534,771  $ 6,091,157
                                          ===========  ===========  ===========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,400,769        1,862      829,440      923,047     459,867      516,705
       Units issued......................      30,992    2,733,101       99,794      133,594      48,454       83,332
       Units redeemed....................    (403,648)    (334,194)    (184,655)    (227,201)    (79,529)    (140,170)
                                          -----------  -----------  -----------  -----------  ----------  -----------
    Units outstanding at end of
     period..............................   2,028,113    2,400,769      744,579      829,440     428,792      459,867
                                          ===========  ===========  ===========  ===========  ==========  ===========

--------
(g)Previously known as Invesco Van Kampen V.I. Global Value Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -----------------------------------------------------------------------------
                                                   INVESCO                   INVESCO                   INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                            HIGH YIELD SECURITIES     INTERNATIONAL GROWTH       MID CAP CORE EQUITY
                                          ------------------------  ------------------------  ------------------------
                                              2012         2011         2012         2011         2012         2011
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   779,745  $   912,421  $     4,788  $    46,071  $  (160,393) $  (167,144)
Net realized gains (losses)..............    (593,252)    (935,941)     921,741    1,168,486      264,165      264,411
Change in unrealized gains (losses)......   1,910,721      160,969    1,954,425   (3,294,063)     922,937   (1,152,336)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   2,097,214      137,449    2,880,954   (2,079,506)   1,026,709   (1,055,069)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      37,187       16,350       19,311       25,383        3,442        3,394
Benefit payments.........................    (642,721)    (884,286)    (603,338)    (591,684)    (591,987)    (705,991)
Payments on termination..................  (1,274,330)  (1,201,922)  (1,760,152)  (3,033,327)    (958,515)  (1,528,616)
Contract Maintenance Charge..............      (9,113)      (9,760)     (12,325)     (13,903)      (4,177)      (4,874)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     820,619     (338,867)    (894,533)      33,751     (314,898)    (334,743)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,068,358)  (2,418,485)  (3,251,037)  (3,579,780)  (1,866,135)  (2,570,830)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,028,856   (2,281,036)    (370,083)  (5,659,286)    (839,426)  (3,625,899)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,594,780   14,875,816   22,401,551   28,060,837   11,587,099   15,212,998
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $13,623,636  $12,594,780  $22,031,468  $22,401,551  $10,747,673  $11,587,099
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     859,867    1,028,526    1,440,655    1,663,695      780,506      944,986
       Units issued......................      98,450       67,958       33,937      138,951       64,942       98,412
       Units redeemed....................    (161,580)    (236,617)    (228,196)    (361,991)    (186,403)    (262,892)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     796,737      859,867    1,246,396    1,440,655      659,045      780,506
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ---------------------------------------------------------------------------
                                                   INVESCO                   INVESCO                  INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES      INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  ----------------------
                                                INVESCO V.I.              INVESCO V.I.             INVESCO V.I.
                                                MONEY MARKET              S&P 500 INDEX             TECHNOLOGY
                                          ------------------------  ------------------------  ----------------------
                                              2012         2011         2012         2011        2012        2011
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (159,089) $  (181,677) $   162,670  $   153,277  $  (35,311) $  (33,112)
Net realized gains (losses)..............          --           --      995,938      645,333     117,208     152,923
Change in unrealized gains (losses)......          --           --    2,899,131     (579,664)    156,144    (277,730)
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    (159,089)    (181,677)   4,057,739      218,946     238,041    (157,919)
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      96,549      141,119        2,222       44,495       6,143      15,228
Benefit payments.........................     (96,489)    (354,330)  (1,236,055)  (1,546,324)    (86,056)   (108,297)
Payments on termination..................  (3,029,015)  (3,657,004)  (2,632,741)  (2,321,915)   (145,552)   (207,003)
Contract Maintenance Charge..............      (4,927)      (5,107)     (17,969)     (19,317)     (1,757)     (1,940)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     653,587    2,130,221     (289,217)    (619,867)      4,413      16,892
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (2,380,295)  (1,745,101)  (4,173,760)  (4,462,928)   (222,809)   (285,120)
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,539,384)  (1,926,778)    (116,021)  (4,243,982)     15,232    (443,039)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,938,910   14,865,688   29,966,535   34,210,517   2,371,493   2,814,532
                                          -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $10,399,526  $12,938,910  $29,850,514  $29,966,535  $2,386,725  $2,371,493
                                          ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,110,795    1,254,433    2,721,635    3,122,790     193,157     214,461
       Units issued......................     392,190      723,926      209,307      195,333      15,768      24,840
       Units redeemed....................    (599,418)    (867,564)    (540,112)    (596,488)    (31,794)    (46,144)
                                          -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period..............................     903,567    1,110,795    2,390,830    2,721,635     177,131     193,157
                                          ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ----------------------------------------------------------------------------
                                                  INVESCO                  INVESCO                   INVESCO
                                            INVESTMENT SERVICES      INVESTMENT SERVICES       INVESTMENT SERVICES
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------  ------------------------  -------------------------
                                                                           INVESCO                   INVESCO
                                               INVESCO V.I.            VAN KAMPEN V.I.           VAN KAMPEN V.I.
                                                 UTILITIES         AMERICAN FRANCHISE (E)       AMERICAN VALUE (L)
                                          ----------------------  ------------------------  -------------------------
                                             2012        2011      2012 (AA)       2011         2012         2011
                                          ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  108,333  $  114,780  $  (948,960) $  (440,601) $  (473,086) $   (545,952)
Net realized gains (losses)..............    288,195      21,072     (144,605)      31,193      299,884      (767,726)
Change in unrealized gains (losses)......   (261,455)    758,556    2,078,582   (2,551,770)   7,025,532     1,175,012
                                          ----------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    135,073     894,408      985,017   (2,961,178)   6,852,330      (138,666)
                                          ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --      11,698       95,592       52,215       14,995        23,952
Benefit payments.........................   (180,802)   (323,997)  (1,812,504)    (787,254)  (1,382,383)   (1,697,631)
Payments on termination..................   (344,673)   (572,896)  (5,408,883)  (3,411,901)  (5,978,397)   (9,282,389)
Contract Maintenance Charge..............     (2,883)     (3,061)     (48,088)     (24,143)     (50,179)      (54,168)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (37,500)    (35,675)  57,647,579    8,179,192   (1,907,937)   (2,014,427)
                                          ----------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (565,858)   (923,931)  50,473,696    4,008,109   (9,303,901)  (13,024,663)
                                          ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (430,785)    (29,523)  51,458,713    1,046,931   (2,451,571)  (13,163,329)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  6,432,707   6,462,230   26,873,136   25,826,205   47,938,143    61,101,472
                                          ----------  ----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $6,001,922  $6,432,707  $78,331,849  $26,873,136  $45,486,572  $ 47,938,143
                                          ==========  ==========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    341,041     393,118    2,953,749    2,775,148    3,355,745     4,243,267
       Units issued......................     28,419      17,549    6,423,603      982,797      110,913       126,882
       Units redeemed....................    (57,991)    (69,626)  (1,504,756)    (804,196)    (705,358)   (1,014,404)
                                          ----------  ----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................    311,469     341,041    7,872,596    2,953,749    2,761,300     3,355,745
                                          ==========  ==========  ===========  ===========  ===========  ============

--------
(e)Previously known as Invesco Van Kampen V.I. Capital Growth
(l)Previously known as Invesco Van Kampen V.I. Mid Cap Value
(aa)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -----------------------------------------------------------------------
                                                   INVESCO                   INVESCO                INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES    INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------
                                                   INVESCO                   INVESCO                INVESCO
                                               VAN KAMPEN V.I.           VAN KAMPEN V.I.        VAN KAMPEN V.I.
                                                  COMSTOCK              EQUITY AND INCOME     MID CAP GROWTH (P)
                                          ------------------------  ------------------------  -------------------
                                              2012         2011         2012      2011 (AE)          2012
                                          -----------  -----------  -----------  -----------  -------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    61,357  $    62,099  $   109,669  $  (191,667)     $  (67,087)
Net realized gains (losses)..............     353,187      (14,131)     (68,016)    (407,893)       (138,757)
Change in unrealized gains (losses)......   4,529,280   (1,015,915)   2,754,763   (2,290,471)       (102,068)
                                          -----------  -----------  -----------  -----------      ----------
Increase (decrease) in net assets from
 operations..............................   4,943,824     (967,947)   2,796,416   (2,890,031)       (307,912)
                                          -----------  -----------  -----------  -----------      ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      36,367       17,016       22,747       58,780             120
Benefit payments.........................  (1,447,813)  (1,107,879)  (1,504,628)    (767,061)       (187,435)
Payments on termination..................  (3,121,335)  (4,453,841)  (2,507,284)  (2,266,509)       (490,524)
Contract Maintenance Charge..............     (16,863)     (19,071)     (14,046)      (9,906)         (2,026)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,452,891)  (1,224,984)     571,409   32,316,401       7,879,953
                                          -----------  -----------  -----------  -----------      ----------
Increase (decrease) in net assets from
 contract transactions...................  (6,002,535)  (6,788,759)  (3,431,802)  29,331,705       7,200,088
                                          -----------  -----------  -----------  -----------      ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,058,711)  (7,756,706)    (635,386)  26,441,674       6,892,176
NET ASSETS AT BEGINNING OF
 PERIOD..................................  30,516,268   38,272,974   26,441,674           --              --
                                          -----------  -----------  -----------  -----------      ----------
NET ASSETS AT END OF
 PERIOD.................................. $29,457,557  $30,516,268  $25,806,288  $26,441,674      $6,892,176
                                          ===========  ===========  ===========  ===========      ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,480,416    3,005,978    2,160,378           --              --
       Units issued......................      68,950       96,799      155,714    2,576,864         970,027
       Units redeemed....................    (511,131)    (622,361)    (427,731)    (416,486)       (541,511)
                                          -----------  -----------  -----------  -----------      ----------
    Units outstanding at end of period...   2,038,235    2,480,416    1,888,361    2,160,378         428,516
                                          ===========  ===========  ===========  ===========      ==========

--------
(p)On April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth
(ae)For the period beginning April 29, 2011 and ended December 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ------------------------------------------------------------------------
                                                   INVESCO             INVESCO INVESTMENT      INVESCO INVESTMENT
                                             INVESTMENT SERVICES      SERVICES (SERIES II)    SERVICES (SERIES II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------
                                                   INVESCO                INVESCO V.I.            INVESCO V.I.
                                               VAN KAMPEN V.I.               CAPITAL                CAPITAL
                                           VALUE OPPORTUNITIES (A)     APPRECIATION II (O)     DEVELOPMENT II (Q)
                                          ------------------------  ------------------------  -------------------
                                              2012         2011       2012 (X)       2011      2012 (X)    2011
                                          -----------  -----------  -----------  -----------  ---------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $     3,641  $   (42,211) $   (11,209) $   (57,112) $  (2,099) $ (6,433)
Net realized gains (losses)..............    (298,593)    (463,059)     275,220       79,512      4,243      (281)
Change in unrealized gains (losses)......   1,330,164      190,940       21,605     (364,083)    46,193   (28,354)
                                          -----------  -----------  -----------  -----------  ---------  --------
Increase (decrease) in net assets from
 operations..............................   1,035,212     (314,330)     285,616     (341,683)    48,337   (35,068)
                                          -----------  -----------  -----------  -----------  ---------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         168        3,358        4,150        1,301      4,000        --
Benefit payments.........................    (140,839)    (210,380)     (13,216)     (27,498)    (3,069)       --
Payments on termination..................    (588,212)    (583,393)    (117,295)    (220,785)   (18,368)   (1,088)
Contract Maintenance Charge..............      (3,807)      (4,036)        (205)      (7,319)        --        --
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (621,907)    (565,006)  (2,118,389)  (1,516,391)  (394,489)    6,267
                                          -----------  -----------  -----------  -----------  ---------  --------
Increase (decrease) in net assets from
 contract transactions...................  (1,354,597)  (1,359,457)  (2,244,955)  (1,770,692)  (411,926)    5,179
                                          -----------  -----------  -----------  -----------  ---------  --------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (319,385)  (1,673,787)  (1,959,339)  (2,112,375)  (363,589)  (29,889)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   6,909,747    8,583,534    1,959,339    4,071,714    363,589   393,478
                                          -----------  -----------  -----------  -----------  ---------  --------
NET ASSETS AT END OF
 PERIOD.................................. $ 6,590,362  $ 6,909,747  $        --  $ 1,959,339  $      --  $363,589
                                          ===========  ===========  ===========  ===========  =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     680,705      807,774      197,222      358,803     30,372    29,950
       Units issued......................      23,126       44,262        1,209        1,777        506       514
       Units redeemed....................    (144,509)    (171,331)    (198,431)    (163,358)   (30,878)      (92)
                                          -----------  -----------  -----------  -----------  ---------  --------
    Units outstanding at end of
     period..............................     559,322      680,705           --      197,222         --    30,372
                                          ===========  ===========  ===========  ===========  =========  ========

--------
(a)Previously known as Invesco V.I. Basic Value
(o)On April 27, 2012, Invesco V.I. Capital Appreciation II merged into Invesco Van Kampen V.I. Capital Growth II
(q)On April 27, 2012, Invesco V.I. Capital Development II merged into Invesco Van Kampen V.I. Mid Cap Growth II
(x)For the period beginning January 1, 2012 and ended April 27, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                           -------------------------------------------------------------------------
                                             INVESCO INVESTMENT       INVESCO INVESTMENT       INVESCO INVESTMENT
                                            SERVICES (SERIES II)     SERVICES (SERIES II)      SERVICES (SERIES II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ----------------------  --------------------------  --------------------
                                                INVESCO V.I.             INVESCO V.I.             INVESCO V.I.
                                               CORE EQUITY II      DIVERSIFIED DIVIDEND II (D) DIVERSIFIED INCOME II
                                           ----------------------  --------------------------  --------------------
                                              2012        2011         2012          2011        2012       2011
                                           ----------  ----------  -----------   -----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (19,424) $  (23,555) $    13,474   $  (113,705)  $  7,631   $  7,136
Net realized gains (losses)...............    106,866      39,736    1,071,815       673,659     (4,510)   (13,739)
Change in unrealized gains (losses).......    160,682     (61,279)   4,789,054    (1,139,569)    17,473     16,714
                                           ----------  ----------  -----------   -----------   --------   --------
Increase (decrease) in net assets from
 operations...............................    248,124     (45,098)   5,874,343      (579,615)    20,594     10,111
                                           ----------  ----------  -----------   -----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      3,104          --        6,451        14,195        270        781
Benefit payments..........................   (130,172)    (45,082)  (1,158,296)   (1,285,110)    (4,224)   (20,798)
Payments on termination...................   (412,207)   (196,180)  (4,363,943)   (5,517,162)   (22,880)   (23,058)
Contract Maintenance Charge...............     (6,480)     (7,258)     (74,182)      (77,225)        --         --
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (84,038)    (14,532)  (2,038,869)     (991,348)    56,884     28,855
                                           ----------  ----------  -----------   -----------   --------   --------
Increase (decrease) in net assets from
 contract transactions....................   (629,793)   (263,052)  (7,628,839)   (7,856,650)    30,050    (14,220)
                                           ----------  ----------  -----------   -----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (381,669)   (308,150)  (1,754,496)   (8,436,265)    50,644     (4,109)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,293,434   2,601,584   39,592,480    48,028,745    224,314    228,423
                                           ----------  ----------  -----------   -----------   --------   --------
NET ASSETS AT END OF PERIOD............... $1,911,765  $2,293,434  $37,837,984   $39,592,480   $274,958   $224,314
                                           ==========  ==========  ===========   ===========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    211,895     236,502    3,737,426     4,450,824     19,198     20,507
       Units issued.......................      3,814       9,239       49,092        96,156      4,735      3,093
       Units redeemed.....................    (56,728)    (33,846)    (724,955)     (809,554)    (2,243)    (4,402)
                                           ----------  ----------  -----------   -----------   --------   --------
    Units outstanding at end of period....    158,981     211,895    3,061,563     3,737,426     21,690     19,198
                                           ==========  ==========  ===========   ===========   ========   ========

--------
(d)Previously known as Invesco V.I. Dividend Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                           -----------------------------------------------------------------------
                                              INVESCO INVESTMENT      INVESCO INVESTMENT      INVESCO INVESTMENT
                                             SERVICES (SERIES II)    SERVICES (SERIES II)     SERVICES (SERIES II)
                                                  SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------------  -----------------------  ------------------
                                                 INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                           GLOBAL CORE EQUITY II (H) GOVERNMENT SECURITIES II    HIGH YIELD II
                                           ------------------------  -----------------------  ------------------
                                               2012         2011        2012         2011       2012       2011
                                           -----------  -----------   ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   125,054  $  (259,109) $   5,567    $  12,627   $ 12,832   $ 22,713
Net realized gains (losses)...............    (491,434)    (451,132)     2,709         (650)     3,728     (3,019)
Change in unrealized gains (losses).......   2,620,217   (4,221,674)    (5,412)      29,032     41,418    (23,207)
                                           -----------  -----------   ---------   ---------   --------   --------
Increase (decrease) in net assets from
 operations...............................   2,253,837   (4,931,915)     2,864       41,009     57,978     (3,513)
                                           -----------  -----------   ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       3,356       29,086      2,500           --         --         --
Benefit payments..........................    (418,660)    (483,459)    (3,279)     (21,450)        --     (8,625)
Payments on termination...................  (2,091,403)  (2,245,751)  (115,268)    (249,081)   (76,328)   (50,590)
Contract Maintenance Charge...............     (40,115)     (38,573)        --           --         --         --
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (467,421)  28,797,736      9,096       23,535     11,692      5,121
                                           -----------  -----------   ---------   ---------   --------   --------
Increase (decrease) in net assets from
 contract transactions....................  (3,014,243)  26,059,039   (106,951)    (246,996)   (64,636)   (54,094)
                                           -----------  -----------   ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (760,406)  21,127,124   (104,087)    (205,987)    (6,658)   (57,607)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  21,127,124           --    563,746      769,733    395,959    453,566
                                           -----------  -----------   ---------   ---------   --------   --------
NET ASSETS AT END OF PERIOD............... $20,366,718  $21,127,124  $ 459,659    $ 563,746   $389,301   $395,959
                                           ===========  ===========   =========   =========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,996,012           --     42,041       60,606     23,316     26,479
       Units issued.......................      42,803    2,331,206      1,059        1,853        642        845
       Units redeemed.....................    (315,122)    (335,194)    (9,067)     (20,418)    (3,998)    (4,008)
                                           -----------  -----------   ---------   ---------   --------   --------
    Units outstanding at end of period....   1,723,693    1,996,012     34,033       42,041     19,960     23,316
                                           ===========  ===========   =========   =========   ========   ========

--------
(h)Previously known as Invesco Van Kampen V.I. Global Value Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------
                                             INVESCO INVESTMENT       INVESCO INVESTMENT      INVESCO INVESTMENT
                                            SERVICES (SERIES II)     SERVICES (SERIES II)    SERVICES (SERIES II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                          HIGH YIELD SECURITIES II  INTERNATIONAL GROWTH II MID CAP CORE EQUITY II
                                          ------------------------  ----------------------  ----------------------
                                              2012         2011        2012        2011        2012        2011
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   560,414  $   758,450  $  (14,812) $  (40,033) $  (44,788) $  (53,831)
Net realized gains (losses)..............      41,090       30,026      19,169     (50,506)     75,761      15,854
Change in unrealized gains (losses)......   1,109,787     (739,045)    564,473    (520,519)    216,142    (229,082)
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   1,711,291       49,431     568,830    (611,058)    247,115    (267,059)
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       6,193        9,395       1,986       3,054       2,590         260
Benefit payments.........................    (396,363)    (540,298)   (123,484)    (96,493)   (199,930)    (35,781)
Payments on termination..................  (1,712,334)  (2,616,480)   (498,721)   (318,098)   (642,728)   (296,798)
Contract Maintenance Charge..............     (26,561)     (31,921)    (15,170)    (15,680)     (6,776)     (8,640)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      34,253     (362,464)     11,247   4,846,328     (80,116)   (142,114)
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (2,094,812)  (3,541,768)   (624,142)  4,419,111    (926,960)   (483,073)
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (383,521)  (3,492,337)    (55,312)  3,808,053    (679,845)   (750,132)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,291,084   14,783,421   4,428,750     620,697   2,949,979   3,700,111
                                          -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $10,907,563  $11,291,084  $4,373,438  $4,428,750  $2,270,134  $2,949,979
                                          ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,128,731    1,492,227     506,854      34,659     231,695     267,908
       Units issued......................      67,088       38,631      11,237     540,180       9,451       7,051
       Units redeemed....................    (250,249)    (402,127)    (75,850)    (67,985)    (75,989)    (43,264)
                                          -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     945,570    1,128,731     442,241     506,854     165,157     231,695
                                          ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                           ----------------------------------------------------------------------
                                            INVESCO INVESTMENT       INVESCO INVESTMENT      INVESCO INVESTMENT
                                           SERVICES (SERIES II)     SERVICES (SERIES II)     SERVICES (SERIES II)
                                                SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                           --------------------  --------------------------  -------------------
                                               INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                              MONEY MARKET II         S&P 500 INDEX II         TECHNOLOGY II
                                           --------------------  --------------------------  -------------------
                                              2012       2011        2012          2011        2012      2011
                                           ---------  ---------  ------------  ------------  -------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (12,780) $ (13,773) $     17,056  $    (39,965) $  (463)  $   (390)
Net realized gains (losses)...............        --         --     2,726,287     2,423,898    1,011      8,968
Change in unrealized gains (losses).......        --         --     5,237,443    (2,281,080)   1,892     (8,637)
                                           ---------  ---------  ------------  ------------  -------   --------
Increase (decrease) in net assets from
 operations...............................   (12,780)   (13,773)    7,980,786       102,853    2,440        (59)
                                           ---------  ---------  ------------  ------------  -------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     1,500         --        10,557        42,821       --         --
Benefit payments..........................      (335)       (45)   (1,591,889)   (2,001,282)    (428)        --
Payments on termination...................  (203,509)  (208,045)   (7,638,672)  (10,772,239)  (2,826)   (26,664)
Contract Maintenance Charge...............        --         --      (161,121)     (182,105)      --         --
Transfers among the sub-accounts and with
 the Fixed Account--net...................       (33)   220,526      (746,231)   (3,772,440)   6,476      2,926
                                           ---------  ---------  ------------  ------------  -------   --------
Increase (decrease) in net assets from
 contract transactions....................  (202,377)    12,436   (10,127,356)  (16,685,245)   3,222    (23,738)
                                           ---------  ---------  ------------  ------------  -------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (215,157)    (1,337)   (2,146,570)  (16,582,392)   5,662    (23,797)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   960,610    961,947    61,658,199    78,240,591   24,871     48,668
                                           ---------  ---------  ------------  ------------  -------   --------
NET ASSETS AT END OF PERIOD............... $ 745,453  $ 960,610  $ 59,511,629  $ 61,658,199  $30,533   $ 24,871
                                           =========  =========  ============  ============  =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    96,983     95,688     5,841,712     7,385,502    2,098      3,821
       Units issued.......................     1,045     22,349       440,154       343,093      575        530
       Units redeemed.....................   (21,528)   (21,054)   (1,269,975)   (1,886,883)    (309)    (2,253)
                                           ---------  ---------  ------------  ------------  -------   --------
    Units outstanding at end of period....    76,500     96,983     5,011,891     5,841,712    2,364      2,098
                                           =========  =========  ============  ============  =======   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------
                                                                         INVESCO                   INVESCO
                                           INVESCO INVESTMENT      INVESTMENT SERVICES       INVESTMENT SERVICES
                                          SERVICES (SERIES II)         (SERIES II)               (SERIES II)
                                               SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------  ------------------------  ------------------------
                                                                                                   INVESCO
                                              INVESCO V.I.       INVESCO VAN KAMPEN V.I.       VAN KAMPEN V.I.
                                              UTILITIES II      AMERICAN FRANCHISE II (F)   AMERICAN VALUE II (M)
                                          --------------------  ------------------------  ------------------------
                                             2012       2011     2012 (AA)       2011         2012         2011
                                          ---------  ---------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   1,910  $   7,451  $  (495,367) $  (564,970) $  (381,572) $  (440,406)
Net realized gains (losses)..............    14,163     (9,841)   1,736,337    2,374,482       (4,154)  (1,177,942)
Change in unrealized gains (losses)......    (7,307)    57,245    1,840,199   (4,143,598)   5,550,705    1,643,342
                                          ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     8,766     54,855    3,081,169   (2,334,086)   5,164,979       24,994
                                          ---------  ---------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       180        521       25,965        9,207       26,167       79,898
Benefit payments.........................      (437)        --     (414,121)    (786,578)  (1,167,579)  (1,067,222)
Payments on termination..................  (183,689)  (162,413)  (4,265,400)  (6,109,794)  (5,384,345)  (6,584,217)
Contract Maintenance Charge..............        --         --      (79,809)     (85,263)    (152,109)    (173,445)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    13,578     17,507      961,410       (7,641)  (1,601,959)  (1,636,398)
                                          ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (170,368)  (144,385)  (3,771,955)  (6,980,069)  (8,279,825)  (9,381,384)
                                          ---------  ---------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (161,602)   (89,530)    (690,786)  (9,314,155)  (3,114,846)  (9,356,390)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   358,529    448,059   27,718,160   37,032,315   36,578,250   45,934,640
                                          ---------  ---------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 196,927  $ 358,529  $27,027,374  $27,718,160  $33,463,404  $36,578,250
                                          =========  =========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    19,417     27,820    2,638,253    3,258,929    2,055,220    2,557,484
       Units issued......................       764      1,400      224,164      211,148       42,021      149,441
       Units redeemed....................    (9,592)    (9,803)    (559,036)    (831,824)    (463,760)    (651,705)
                                          ---------  ---------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    10,589     19,417    2,303,381    2,638,253    1,633,481    2,055,220
                                          =========  =========  ===========  ===========  ===========  ===========

--------
(f)Previously known as Invesco Van Kampen V.I. Capital Growth II
(m)Previously known as Invesco Van Kampen V.I. Mid Cap Value II
(aa)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                        ----------------------------------------------------------------------------------
                                            INVESCO INVESTMENT          INVESCO INVESTMENT         INVESCO INVESTMENT
                                           SERVICES (SERIES II)        SERVICES (SERIES II)       SERVICES (SERIES II)
                                                SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  -------------------------  --------------------------
                                                  INVESCO                    INVESCO                     INVESCO
                                              VAN KAMPEN V.I.            VAN KAMPEN V.I.             VAN KAMPEN V.I.
                                                COMSTOCK II            EQUITY AND INCOME II       GROWTH AND INCOME II
                                        --------------------------  -------------------------  --------------------------
                                            2012          2011          2012          2011         2012          2011
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (300,793) $   (407,707) $     24,599  $   (19,913) $   (263,732) $   (504,140)
Net realized gains (losses)............    1,660,612      (146,691)      943,357      516,083     1,372,827       860,535
Change in unrealized gains
 (losses)..............................   17,529,439    (3,796,953)    3,563,631   (2,772,220)    6,820,475    (2,920,099)
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................   18,889,258    (4,351,351)    4,531,587   (2,276,050)    7,929,570    (2,563,704)
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................       59,520       109,893        40,075       85,610        54,846       108,696
Benefit payments.......................   (3,384,007)   (3,298,406)   (1,573,809)  (2,147,156)   (1,206,086)   (2,060,175)
Payments on termination................  (18,127,544)  (22,282,180)   (7,909,774)  (6,854,085)  (10,134,057)  (12,836,186)
Contract Maintenance Charge............     (342,006)     (391,681)     (114,229)    (137,920)     (260,830)     (308,645)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (5,691,900)   (5,717,689)   (2,098,244)  10,992,471    (3,070,898)   (2,623,684)
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (27,485,937)  (31,580,063)  (11,655,981)   1,938,920   (14,617,025)  (17,719,994)
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   (8,596,679)  (35,931,414)   (7,124,394)    (337,130)   (6,687,455)  (20,283,698)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  121,444,269   157,375,683    47,127,238   47,464,368    67,889,510    88,173,208
                                        ------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $112,847,590  $121,444,269  $ 40,002,844  $47,127,238  $ 61,202,055  $ 67,889,510
                                        ============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    9,615,125    11,989,181     3,477,573    3,394,229     4,372,109     5,457,732
       Units issued....................      162,321       322,890       147,361    1,151,122       122,700       219,681
       Units redeemed..................   (2,124,125)   (2,696,946)     (951,401)  (1,067,778)     (988,677)   (1,305,304)
                                        ------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    7,653,321     9,615,125     2,673,533    3,477,573     3,506,132     4,372,109
                                        ============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 --------------------------------------------------------------------
                                                    INVESCO INVESTMENT        INVESCO INVESTMENT        JANUS ASPEN
                                                   SERVICES (SERIES II)      SERVICES (SERIES II)         SERIES
                                                        SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  ------------------------   --------------
                                                          INVESCO                   INVESCO
                                                      VAN KAMPEN V.I.           VAN KAMPEN V.I.
                                                   MID CAP GROWTH II (Q)   VALUE OPPORTUNITIES II (B) FORTY PORTFOLIO
                                                 ------------------------  ------------------------   --------------
                                                     2012         2011         2012          2011      2012    2011
                                                 -----------  -----------  -----------   -----------  ------  ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (171,899) $  (211,693) $   (32,634)  $   (88,954) $  (61) $  (78)
Net realized gains (losses).....................     385,519       37,638     (237,731)   (1,018,112)    112      42
Change in unrealized gains (losses).............     730,694   (1,089,259)   1,193,669       638,862   1,442    (551)
                                                 -----------  -----------  -----------   -----------  ------  ------
Increase (decrease) in net assets from
 operations.....................................     944,314   (1,263,314)     923,304      (468,204)  1,493    (587)
                                                 -----------  -----------  -----------   -----------  ------  ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      31,207       12,767        3,227        20,920      --      --
Benefit payments................................    (423,759)    (147,238)    (206,594)     (146,846)     --      --
Payments on termination.........................  (1,777,613)  (1,819,744)    (932,114)   (1,155,166)     --      --
Contract Maintenance Charge.....................     (30,210)     (36,099)     (24,432)      (28,574)     (6)     (6)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................     281,618     (161,407)    (225,286)   (1,637,515)   (135)     67
                                                 -----------  -----------  -----------   -----------  ------  ------
Increase (decrease) in net assets from contract
 transactions...................................  (1,918,757)  (2,151,721)  (1,385,199)   (2,947,181)   (141)     61
                                                 -----------  -----------  -----------   -----------  ------  ------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    (974,443)  (3,415,035)    (461,895)   (3,415,385)  1,352    (526)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  10,412,070   13,827,105    6,311,114     9,726,499   6,714   7,240
                                                 -----------  -----------  -----------   -----------  ------  ------
NET ASSETS AT END OF PERIOD..................... $ 9,437,627  $10,412,070  $ 5,849,219   $ 6,311,114  $8,066  $6,714
                                                 ===========  ===========  ===========   ===========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     742,270      879,191      590,928       858,600     476     472
       Units issued.............................     107,931       91,382       15,802        40,541      --       5
       Units redeemed...........................    (234,720)    (228,303)    (131,922)     (308,213)     (8)     (1)
                                                 -----------  -----------  -----------   -----------  ------  ------
    Units outstanding at end of period..........     615,481      742,270      474,808       590,928     468     476
                                                 ===========  ===========  ===========   ===========  ======  ======

--------
(b)Previously known as Invesco V.I. Basic Value II
(q)On April 27, 2012, Invesco V.I. Capital Development II merged into Invesco Van Kampen V.I. Mid Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     --------------------------------------------------------------
                                                                                                   LEGG MASON
                                                     LAZARD RETIREMENT   LEGG MASON              PARTNERS VARIABLE
                                                     SERIES, INC.      PARTNERS VARIABLE INCOME  PORTFOLIOS I, INC
                                                     SUB-ACCOUNT       TRUST SUB-ACCOUNT           SUB-ACCOUNT
                                                     ----------------  -----------------------   ----------------
                                                                                                   LEGG MASON
                                                                       LEGG MASON CLEARBRIDGE      CLEARBRIDGE
                                                       EMERGING        VARIABLE FUNDAMENTAL      VARIABLE LARGE CAP
                                                     MARKETS EQUITY    ALL CAP VALUE PORTFOLIO I VALUE PORTFOLIO I
                                                     ----------------  -----------------------   ----------------
                                                     2012      2011     2012          2011        2012      2011
                                                     ----      -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  2     $   3    $    1        $   (1)     $   10    $    9
Net realized gains (losses).........................   11         4        (8)           (4)         21         4
Change in unrealized gains (losses).................   94      (118)      154           (84)        162        31
                                                      ----     -----     ------        ------    ------    ------
Increase (decrease) in net assets from operations...  107      (111)      147           (89)        193        44
                                                      ----     -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................   --        --        --            --          --        --
Benefit payments....................................   --        --        --            --          --        --
Payments on termination.............................   --        --        --            --          --        --
Contract Maintenance Charge.........................   (1)       (1)       (2)           (2)         (3)       (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    8        80       (47)           17         (98)      (71)
                                                      ----     -----     ------        ------    ------    ------
Increase (decrease) in net assets from contract
 transactions.......................................    7        79       (49)           15        (101)      (73)
                                                      ----     -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS...................  114       (32)       98           (74)         92       (29)
NET ASSETS AT BEGINNING OF PERIOD...................  523       555     1,118         1,192       1,315     1,344
                                                      ----     -----     ------        ------    ------    ------
NET ASSETS AT END OF PERIOD......................... $637     $ 523    $1,216        $1,118      $1,407    $1,315
                                                      ====     =====     ======        ======    ======    ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   12        10       139           137         111       117
       Units issued.................................   --         2        --             2          --        --
       Units redeemed...............................   --        --        (5)           --          (8)       (6)
                                                      ----     -----     ------        ------    ------    ------
    Units outstanding at end of period..............   12        12       134           139         103       111
                                                      ====     =====     ======        ======    ======    ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -----------------------------------------------------------------------------
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               BOND-DEBENTURE          FUNDAMENTAL EQUITY         GROWTH AND INCOME
                                          ------------------------  ------------------------  ------------------------
                                              2012         2011         2012         2011         2012         2011
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 1,081,798  $ 1,245,253  $   (86,073) $  (131,532) $  (121,830) $  (193,418)
Net realized gains (losses)..............     899,028      696,086      428,979      867,132     (525,426)    (773,728)
Change in unrealized gains (losses)......   1,046,954   (1,029,742)     336,200   (1,199,233)   2,461,964     (600,995)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   3,027,780      911,597      679,106     (463,633)   1,814,708   (1,568,141)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      45,079       43,899      119,912        3,896       10,306        1,288
Benefit payments.........................    (790,973)  (1,061,823)    (342,585)    (159,790)    (359,748)    (470,561)
Payments on termination..................  (5,597,840)  (4,613,711)  (1,492,962)  (1,177,142)  (2,507,000)  (2,571,067)
Contract Maintenance Charge..............    (112,655)    (127,062)     (26,009)     (28,937)     (76,387)     (90,109)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     802,065      119,667     (374,412)  (1,192,865)    (881,237)  (1,334,812)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,654,324)  (5,639,030)  (2,116,056)  (2,554,838)  (3,814,066)  (4,465,261)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,626,544)  (4,727,433)  (1,436,950)  (3,018,471)  (1,999,358)  (6,033,402)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  30,483,474   35,210,907    8,230,237   11,248,708   18,480,707   24,514,109
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,856,930  $30,483,474  $ 6,793,287  $ 8,230,237  $16,481,349  $18,480,707
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,148,864    2,553,890      630,356      812,852    1,812,934    2,222,309
       Units issued......................     244,005      239,182       43,176       70,537       75,829       81,203
       Units redeemed....................    (620,953)    (644,208)    (195,025)    (253,033)    (421,865)    (490,578)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,771,916    2,148,864      478,507      630,356    1,466,898    1,812,934
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------
                                                                                                  MFS VARIABLE
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND     INSURANCE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------
                                            GROWTH OPPORTUNITIES        MID-CAP STOCK (K)          MFS GROWTH
                                          ------------------------  ------------------------  --------------------
                                              2012         2011         2012         2011        2012       2011
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (167,745) $  (204,648) $  (208,210) $  (348,693) $  (9,283) $  (9,282)
Net realized gains (losses)..............     443,946    3,195,030     (591,524)    (913,803)    14,218     (1,675)
Change in unrealized gains (losses)......   1,031,287   (4,237,215)   3,369,879      119,074     95,794     (1,100)
                                          -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets from
 operations..............................   1,307,488   (1,246,833)   2,570,145   (1,143,422)   100,729    (12,057)
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     146,531       20,468       95,391       57,024         --        329
Benefit payments.........................    (351,039)    (776,612)    (469,872)  (1,036,976)   (25,366)    (8,359)
Payments on termination..................  (1,436,892)  (1,757,878)  (3,653,643)  (3,337,236)   (98,692)  (109,044)
Contract Maintenance Charge..............     (43,086)     (53,348)     (76,869)     (90,097)      (640)      (740)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (484,277)      99,740   (1,256,938)    (245,386)   (38,404)   (21,354)
                                          -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (2,168,763)  (2,467,630)  (5,361,931)  (4,652,671)  (163,102)  (139,168)
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (861,275)  (3,714,463)  (2,791,786)  (5,796,093)   (62,373)  (151,225)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,684,483   14,398,946   21,997,094   27,793,187    684,779    836,004
                                          -----------  -----------  -----------  -----------  ---------  ---------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,823,208  $10,684,483  $19,205,308  $21,997,094  $ 622,406  $ 684,779
                                          ===========  ===========  ===========  ===========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     787,315      940,124    1,956,249    2,335,388     71,486     87,291
       Units issued......................      63,983      174,136       78,743      197,276         20         60
       Units redeemed....................    (206,418)    (326,945)    (518,513)    (576,415)   (18,100)   (15,865)
                                          -----------  -----------  -----------  -----------  ---------  ---------
    Units outstanding at end of
     period..............................     644,880      787,315    1,516,479    1,956,249     53,406     71,486
                                          ===========  ===========  ===========  ===========  =========  =========

--------
(k)Previously known as Mid-Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                           --------------------------------------------------------------------
                                               MFS VARIABLE           MFS VARIABLE           MFS VARIABLE
                                              INSURANCE TRUST       INSURANCE TRUST         INSURANCE TRUST
                                                SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                           --------------------  ---------------------  ----------------------
                                              MFS HIGH INCOME     MFS INVESTORS TRUST      MFS NEW DISCOVERY
                                           --------------------  ---------------------  ----------------------
                                              2012       2011       2012       2011        2012        2011
                                           ---------  ---------  ---------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  21,298  $  34,915  $  (4,621) $   (7,206) $  (21,417) $  (24,603)
Net realized gains (losses)...............      (825)     1,301     37,755     107,335     182,321     311,986
Change in unrealized gains (losses).......    25,475    (22,369)   129,446    (113,438)    138,117    (485,048)
                                           ---------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    45,948     13,847    162,580     (13,309)    299,021    (197,665)
                                           ---------  ---------  ---------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       292         30     10,099       1,961      17,833      13,691
Benefit payments..........................        --         --    (20,874)    (21,278)         --      (3,807)
Payments on termination...................  (102,324)   (27,176)  (143,646)   (344,015)   (225,385)   (291,043)
Contract Maintenance Charge...............      (249)      (282)      (882)       (972)     (1,531)     (1,826)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     2,121   (124,856)   (17,383)   (317,591)    (90,145)     49,120
                                           ---------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (100,160)  (152,284)  (172,686)   (681,895)   (299,228)   (233,865)
                                           ---------  ---------  ---------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (54,212)  (138,437)   (10,106)   (695,204)       (207)   (431,530)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   397,460    535,897    970,486   1,665,690   1,576,114   2,007,644
                                           ---------  ---------  ---------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 343,248  $ 397,460  $ 960,380  $  970,486  $1,575,907  $1,576,114
                                           =========  =========  =========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    25,461     35,525     98,085     162,802      90,760     101,590
       Units issued.......................       330      7,915      1,372       2,771       1,615       9,168
       Units redeemed.....................    (6,416)   (17,979)   (16,748)    (67,488)    (16,372)    (19,998)
                                           ---------  ---------  ---------  ----------  ----------  ----------
    Units outstanding at end of period....    19,375     25,461     82,709      98,085      76,003      90,760
                                           =========  =========  =========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 ----------------------------------------------------------------
                                                     MFS VARIABLE          MFS VARIABLE          MFS VARIABLE
                                                   INSURANCE TRUST        INSURANCE TRUST       INSURANCE TRUST
                                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------  ----------------------  ------------------
                                                     MFS RESEARCH        MFS RESEARCH BOND       MFS UTILITIES
                                                 -------------------  ----------------------  ------------------
                                                    2012      2011       2012        2011       2012      2011
                                                 ---------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (4,071) $ (3,675) $   14,170  $   14,054  $ 12,674  $  4,608
Net realized gains (losses).....................    15,733     2,196      33,116      57,105     9,224     4,637
Change in unrealized gains (losses).............    72,389    (9,553)     11,977      (8,161)    6,209     4,484
                                                 ---------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................    84,051   (11,032)     59,263      62,998    28,107    13,729
                                                 ---------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        --        --      18,460       9,682        --        --
Benefit payments................................   (20,323)   (2,360)     (1,847)      3,384        --        --
Payments on termination.........................   (52,727)  (26,290)   (172,451)   (176,379)  (48,029)  (23,986)
Contract Maintenance Charge.....................      (279)     (292)       (900)     (1,029)      (91)     (110)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (31,446)      (28)     (1,849)   (237,055)    4,325     9,188
                                                 ---------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (104,775)  (28,970)   (158,587)   (401,397)  (43,795)  (14,908)
                                                 ---------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (20,724)  (40,002)    (99,324)   (338,399)  (15,688)   (1,179)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   568,259   608,261   1,028,233   1,366,632   255,467   256,646
                                                 ---------  --------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $ 547,535  $568,259  $  928,909  $1,028,233  $239,779  $255,467
                                                 =========  ========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    60,852    63,710      56,275      78,934    11,928    12,632
       Units issued.............................        11         9       3,156       3,176       193       430
       Units redeemed...........................   (10,299)   (2,867)    (11,458)    (25,835)   (2,116)   (1,134)
                                                 ---------  --------  ----------  ----------  --------  --------
    Units outstanding at end of period..........    50,564    60,852      47,973      56,275    10,005    11,928
                                                 =========  ========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 --------------------------------------------------------------------
                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                 TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  ---------------------  ---------------------
                                                      MFS GROWTH        MFS INVESTORS TRUST     MFS NEW DISCOVERY
                                                   (SERVICE CLASS)        (SERVICE CLASS)        (SERVICE CLASS)
                                                 ---------------------  ---------------------  ---------------------
                                                   2012        2011       2012        2011        2012       2011
                                                 --------   ---------    --------   --------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $ (1,882)  $  (3,348)  $ (1,085)   $ (1,250)  $  (2,006)  $ (4,363)
Net realized gains (losses).....................   18,512      37,768     12,326       6,491      21,436     48,865
Change in unrealized gains (losses).............    2,065     (38,099)    10,431     (11,190)      4,297    (78,800)
                                                 --------   ---------    --------   --------   ---------   --------
Increase (decrease) in net assets from
 operations.....................................   18,695      (3,679)    21,672      (5,949)     23,727    (34,298)
                                                 --------   ---------    --------   --------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       --          --         --          --          20         35
Benefit payments................................  (18,203)         --     (2,941)    (21,082)     (1,456)        --
Payments on termination.........................  (32,744)   (121,875)   (46,480)     (3,427)   (123,883)   (47,112)
Contract Maintenance Charge.....................      (58)        (79)      (134)       (156)        (79)       (86)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (1,180)         63       (684)     (4,147)      6,812    (12,356)
                                                 --------   ---------    --------   --------   ---------   --------
Increase (decrease) in net assets from contract
 transactions...................................  (52,185)   (121,891)   (50,239)    (28,812)   (118,586)   (59,519)
                                                 --------   ---------    --------   --------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (33,490)   (125,570)   (28,567)    (34,761)    (94,859)   (93,817)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  139,136     264,706    148,214     182,975     228,029    321,846
                                                 --------   ---------    --------   --------   ---------   --------
NET ASSETS AT END OF PERIOD..................... $105,646   $ 139,136   $119,647    $148,214   $ 133,170   $228,029
                                                 ========   =========    ========   ========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   14,862      27,702     15,097      17,834      19,381     24,168
       Units issued.............................       17       1,063         14         264         681        829
       Units redeemed...........................   (5,077)    (13,903)    (4,692)     (3,001)    (10,519)    (5,616)
                                                 --------   ---------    --------   --------   ---------   --------
    Units outstanding at end of period..........    9,802      14,862     10,419      15,097       9,543     19,381
                                                 ========   =========    ========   ========   =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ------------------------------------------------------------------------
                                          MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE   MORGAN STANLEY VARIABLE
                                          TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)      INVESTMENT SERIES
                                              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          ---------------------  ----------------------  ------------------------
                                             MFS RESEARCH             MFS UTILITIES
                                            (SERVICE CLASS)          (SERVICE CLASS)         AGGRESSIVE EQUITY
                                          ---------------------  ----------------------  ------------------------
                                            2012        2011        2012        2011         2012         2011
                                           --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (813)   $ (1,107)  $   62,145  $   19,502  $  (171,009) $  (193,278)
Net realized gains (losses)..............   20,848      18,673       20,054      31,389    1,490,993      857,274
Change in unrealized gains (losses)......   (5,345)    (20,871)      56,854      13,506     (199,836)  (1,701,237)
                                           --------   --------   ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   14,690      (3,305)     139,053      64,397    1,120,148   (1,037,241)
                                           --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       --          --           --          --          300       22,359
Benefit payments.........................  (12,594)    (22,665)          --          --     (439,731)    (458,685)
Payments on termination..................  (42,680)    (32,794)    (108,069)   (167,521)  (1,052,721)  (1,612,315)
Contract Maintenance Charge..............      (40)        (49)        (141)       (126)      (8,004)      (9,059)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      (23)     (5,621)      11,122      14,780     (401,214)      85,877
                                           --------   --------   ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (55,337)    (61,129)     (97,088)   (152,867)  (1,901,370)  (1,971,823)
                                           --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (40,647)    (64,434)      41,965     (88,470)    (781,222)  (3,009,064)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  103,511     167,945    1,312,871   1,401,341   11,186,922   14,195,986
                                           --------   --------   ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 62,864    $103,511   $1,354,836  $1,312,871  $10,405,700  $11,186,922
                                           ========   ========   ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   10,341      16,252       64,244      71,863      774,338      900,377
       Units issued......................        2          12          697       1,147       25,401       54,287
       Units redeemed....................   (4,911)     (5,923)      (4,868)     (8,766)    (146,470)    (180,326)
                                           --------   --------   ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    5,432      10,341       60,073      64,244      653,269      774,338
                                           ========   ========   ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          --------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  --------------------------  ------------------------
                                               EUROPEAN EQUITY               INCOME PLUS             LIMITED DURATION
                                          -------------------------  --------------------------  ------------------------
                                              2012         2011          2012          2011          2012         2011
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   515,747  $    423,091  $  3,495,023  $  4,069,563  $   162,253  $   242,136
Net realized gains (losses)..............  (1,028,650)     (777,308)    1,555,412     1,466,256     (438,098)    (472,862)
Change in unrealized gains (losses)......   6,303,971    (4,279,245)    4,653,431    (2,220,215)     479,712      404,002
                                          -----------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   5,791,068    (4,633,462)    9,703,866     3,315,604      203,867      173,276
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      47,636        45,210        47,709        97,064       10,140           --
Benefit payments.........................  (1,347,497)   (2,013,181)   (4,142,911)   (7,305,084)    (644,419)    (427,952)
Payments on termination..................  (3,598,513)   (4,523,494)   (9,195,137)  (11,112,285)    (938,602)  (1,187,461)
Contract Maintenance Charge..............     (21,877)      (26,643)      (34,215)      (39,290)      (5,924)      (6,810)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,675,907)   (1,562,328)      (90,896)      230,412     (622,818)    (667,660)
                                          -----------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,596,158)   (8,080,436)  (13,415,450)  (18,129,183)  (2,201,623)  (2,289,883)
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (805,090)  (12,713,898)   (3,711,584)  (14,813,579)  (1,997,756)  (2,116,607)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  37,738,185    50,452,083    83,302,159    98,115,738   11,736,557   13,853,164
                                          -----------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $36,933,095  $ 37,738,185  $ 79,590,575  $ 83,302,159  $ 9,738,801  $11,736,557
                                          ===========  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,533,802     1,820,247     2,909,882     3,561,344    1,106,063    1,321,538
       Units issued......................      44,479        25,860       156,358       124,795       38,131       41,739
       Units redeemed....................    (308,457)     (312,305)     (591,423)     (776,257)    (242,880)    (257,214)
                                          -----------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   1,269,824     1,533,802     2,474,817     2,909,882      901,314    1,106,063
                                          ===========  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                          ----------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES           INVESTMENT SERIES           INVESTMENT SERIES
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  --------------------------  --------------------------
                                                 MONEY MARKET             MULTI CAP GROWTH               STRATEGIST
                                          -------------------------  --------------------------  --------------------------
                                              2012         2011          2012          2011          2012          2011
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (610,298) $   (710,052) $ (2,318,517) $ (2,364,230) $    504,482  $    765,811
Net realized gains (losses)..............          --            --    10,111,015     7,905,547    (3,938,586)    7,358,180
Change in unrealized gains (losses)......          --            --     9,800,840   (19,503,735)    8,119,424   (17,771,849)
                                          -----------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    (610,298)     (710,052)   17,593,338   (13,962,418)    4,685,320    (9,647,858)
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     119,605       135,920       356,430        87,552       268,941        83,171
Benefit payments.........................  (2,441,432)   (2,065,528)   (6,629,792)   (7,530,127)   (5,298,822)   (5,534,513)
Payments on termination..................  (9,419,245)  (10,618,548)  (15,021,745)  (18,139,498)   (7,603,342)  (10,975,599)
Contract Maintenance Charge..............     (29,804)      (34,768)      (90,991)     (104,067)      (42,067)      (49,979)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   4,131,824     5,840,457    (3,930,483)   (5,054,783)   (1,953,923)   (3,143,997)
                                          -----------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (7,639,052)   (6,742,467)  (25,316,581)  (30,740,923)  (14,629,213)  (19,620,917)
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (8,249,350)   (7,452,519)   (7,723,243)  (44,703,341)   (9,943,893)  (29,268,775)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  47,376,172    54,828,691   163,632,115   208,335,456    90,476,999   119,745,774
                                          -----------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $39,126,822  $ 47,376,172  $155,908,872  $163,632,115  $ 80,533,106  $ 90,476,999
                                          ===========  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,310,666     3,762,495     4,049,176     4,780,691     3,492,890     4,202,435
       Units issued......................     950,580     1,125,584        71,545       121,237        65,270        76,667
       Units redeemed....................  (1,482,022)   (1,577,413)     (650,063)     (852,752)     (589,266)     (786,212)
                                          -----------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   2,779,224     3,310,666     3,470,658     4,049,176     2,968,894     3,492,890
                                          ===========  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -----------------------------------------------------------------------------
                                                                     MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                           MORGAN STANLEY VARIABLE      INVESTMENT SERIES         INVESTMENT SERIES
                                              INVESTMENT SERIES         (CLASS Y SHARES)          (CLASS Y SHARES)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                        AGGRESSIVE EQUITY          EUROPEAN EQUITY
                                                  UTILITIES             (CLASS Y SHARES)          (CLASS Y SHARES)
                                          ------------------------  ------------------------  ------------------------
                                              2012         2011         2012         2011         2012         2011
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   541,144  $   656,077  $  (259,449) $  (276,070) $    83,458  $    55,546
Net realized gains (losses)..............   1,446,413   (1,659,643)   1,893,065    1,690,993     (250,391)    (520,630)
Change in unrealized gains (losses)......   6,459,828    8,441,952     (201,941)  (2,751,392)   1,860,884   (1,215,803)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   8,447,385    7,438,386    1,431,675   (1,336,469)   1,693,951   (1,680,887)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      19,097       52,537        1,375       30,554       14,738       14,624
Benefit payments.........................  (3,105,156)  (3,277,624)    (286,785)    (292,385)    (190,568)    (245,943)
Payments on termination..................  (5,267,300)  (5,193,980)  (1,202,029)  (2,517,131)  (1,102,916)  (1,800,767)
Contract Maintenance Charge..............     (26,146)     (28,257)     (14,953)     (18,378)     (20,609)     (23,542)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (698,286)    (900,246)    (303,475)   1,451,190     (335,667)  (2,192,699)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (9,077,791)  (9,347,570)  (1,805,867)  (1,346,150)  (1,635,022)  (4,248,327)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (630,406)  (1,909,184)    (374,192)  (2,682,619)      58,929   (5,929,214)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  54,191,850   56,101,034   14,805,001   17,487,620   11,289,691   17,218,905
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $53,561,444  $54,191,850  $14,430,809  $14,805,001  $11,348,620  $11,289,691
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,962,535    2,313,748    1,292,768    1,405,491    1,204,342    1,562,908
       Units issued......................      61,439       47,238       41,783      213,142       20,111       28,873
       Units redeemed....................    (362,849)    (398,451)    (189,055)    (325,865)    (183,358)    (387,439)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   1,661,125    1,962,535    1,145,496    1,292,768    1,041,095    1,204,342
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ---------------------------------------------------------------------------------
                                            MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                               INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                               (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  ------------------------  --------------------------
                                                  INCOME PLUS             LIMITED DURATION             MONEY MARKET
                                               (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                          --------------------------  ------------------------  --------------------------
                                              2012          2011          2012         2011         2012          2011
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  3,821,405  $  4,428,967  $   414,108  $   609,432  $   (839,112) $   (991,670)
Net realized gains (losses)..............    1,913,682     1,926,583   (1,512,882)  (2,521,196)           --            --
Change in unrealized gains (losses)......    5,557,524    (2,984,031)   1,640,600    2,278,585            --            --
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   11,292,611     3,371,519      541,826      366,821      (839,112)     (991,670)
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       36,739       194,433       47,056       23,805        56,742        59,542
Benefit payments.........................   (2,972,624)   (3,248,796)  (1,513,930)  (1,303,130)   (1,557,236)   (1,124,326)
Payments on termination..................  (13,896,913)  (18,457,196)  (4,370,462)  (6,869,093)  (10,370,699)  (22,304,332)
Contract Maintenance Charge..............     (237,050)     (270,976)     (79,381)     (91,846)     (152,096)     (183,113)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      805,157    (2,422,317)     176,751   (1,689,565)    5,846,594    13,796,650
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (16,264,691)  (24,204,852)  (5,739,966)  (9,929,829)   (6,176,695)   (9,755,579)
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (4,972,080)  (20,833,333)  (5,198,140)  (9,563,008)   (7,015,807)  (10,747,249)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  100,406,879   121,240,212   42,640,673   52,203,681    53,761,131    64,508,380
                                          ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 95,434,799  $100,406,879  $37,442,533  $42,640,673  $ 46,745,324  $ 53,761,131
                                          ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    6,774,885     8,428,823    4,529,489    5,587,606     5,321,844     6,281,926
       Units issued......................      384,374       488,309      264,065      264,374     1,459,802     2,437,710
       Units redeemed....................   (1,430,168)   (2,142,247)    (867,352)  (1,322,491)   (2,066,049)   (3,397,792)
                                          ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................    5,729,091     6,774,885    3,926,202    4,529,489     4,715,597     5,321,844
                                          ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                               (CLASS Y SHARES)           (CLASS Y SHARES)          (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  ------------------------
                                               MULTI CAP GROWTH              STRATEGIST                 UTILITIES
                                               (CLASS Y SHARES)           (CLASS Y SHARES)          (CLASS Y SHARES)
                                          -------------------------  -------------------------  ------------------------
                                              2012         2011          2012         2011          2012         2011
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (819,126) $   (976,157) $   (46,447) $     14,455  $    68,727  $    86,840
Net realized gains (losses)..............   4,883,891     5,932,081   (1,699,740)    3,091,128      467,544     (723,605)
Change in unrealized gains (losses)......     800,014    (9,244,009)   3,519,896    (7,461,485)   1,629,022    2,571,286
                                          -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   4,864,779    (4,288,085)   1,773,709    (4,355,902)   2,165,293    1,934,521
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      13,839        22,023       25,081        27,764        2,086        4,560
Benefit payments.........................    (679,017)   (1,444,204)    (978,717)   (2,254,477)    (539,012)    (477,194)
Payments on termination..................  (6,946,694)  (10,644,568)  (3,460,488)   (6,392,574)  (1,528,371)  (2,420,931)
Contract Maintenance Charge..............     (96,105)     (116,183)     (64,066)      (87,157)     (13,049)     (14,293)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (934,564)     (370,852)  (2,166,259)   (3,202,816)      (8,385)    (277,296)
                                          -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (8,642,541)  (12,553,784)  (6,644,449)  (11,909,260)  (2,086,731)  (3,185,154)
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,777,762)  (16,841,869)  (4,870,740)  (16,265,162)      78,562   (1,250,633)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  47,586,208    64,428,077   38,876,477    55,141,639   14,141,395   15,392,028
                                          -----------  ------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $43,808,446  $ 47,586,208  $34,005,737  $ 38,876,477  $14,219,957  $14,141,395
                                          ===========  ============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,953,985     4,919,443    3,317,733     4,237,343    1,189,807    1,453,772
       Units issued......................     122,824       224,414       62,676        74,081       58,712       49,030
       Units redeemed....................    (763,492)   (1,189,872)    (604,649)     (993,691)    (210,166)    (312,995)
                                          -----------  ------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   3,313,317     3,953,985    2,775,760     3,317,733    1,038,353    1,189,807
                                          ===========  ============  ===========  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 ---------------------------------------------------------------
                                                  NEUBERGER BERMAN    NEUBERGER BERMAN         OPPENHEIMER
                                                 ADVISORS MANAGEMENT ADVISORS MANAGEMENT VARIABLE ACCOUNT FUNDS
                                                 TRUST SUB-ACCOUNT   TRUST SUB-ACCOUNT         SUB-ACCOUNT
                                                 -----------------   -----------------   ----------------------
                                                        AMT                 AMT
                                                     LARGE CAP            MID-CAP              OPPENHEIMER
                                                     VALUE (AE)            GROWTH               BALANCED
                                                 -----------------   -----------------   ----------------------
                                                   2012      2011      2012       2011      2012        2011
                                                 -------   --------  --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (208)  $   (349) $   (734)  $  (437) $   (1,492) $   19,513
Net realized gains (losses).....................    (242)    (3,983)    1,682       207     (38,411)    (65,051)
Change in unrealized gains (losses).............   2,905      2,604     1,956      (288)    224,406      36,444
                                                 -------   --------  --------   -------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   2,455     (1,728)    2,904      (518)    184,503      (9,094)
                                                 -------   --------  --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --         --        --        --      34,729         150
Benefit payments................................      --         --        --        --     (82,278)    (74,726)
Payments on termination.........................    (321)    (1,503)       --        --    (224,913)   (227,383)
Contract Maintenance Charge.....................     (16)       (17)       --        --      (1,031)     (1,039)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................      --    (13,621)  (29,456)   44,945     (67,916)    (79,044)
                                                 -------   --------  --------   -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    (337)   (15,141)  (29,456)   44,945    (341,409)   (382,042)
                                                 -------   --------  --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   2,118    (16,869)  (26,552)   44,427    (156,906)   (391,136)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  16,818     33,687    44,427        --   1,846,017   2,237,153
                                                 -------   --------  --------   -------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $18,936   $ 16,818  $ 17,875   $44,427  $1,689,111  $1,846,017
                                                 =======   ========  ========   =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,420      2,481     3,339        --     170,976     205,508
       Units issued.............................      --         --       356     4,440       3,427       1,383
       Units redeemed...........................     (27)    (1,061)   (1,952)   (1,101)    (32,010)    (35,915)
                                                 -------   --------  --------   -------  ----------  ----------
    Units outstanding at end of period..........   1,393      1,420     1,743     3,339     142,393     170,976
                                                 =======   ========  ========   =======  ==========  ==========

--------
(ae)Previously known as AMT Partners

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------
                                                OPPENHEIMER              OPPENHEIMER             OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                          -----------------------  ----------------------  -----------------------
                                                OPPENHEIMER              OPPENHEIMER             OPPENHEIMER
                                            CAPITAL APPRECIATION          CORE BOND           GLOBAL SECURITIES
                                          -----------------------  ----------------------  -----------------------
                                             2012         2011        2012        2011        2012         2011
                                          ----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (23,912) $   (38,446) $   39,042  $   68,208  $   23,718  $     2,564
Net realized gains (losses)..............     89,879      100,763     (38,567)   (151,014)     48,872      140,260
Change in unrealized gains (losses)......    329,637     (148,609)     91,476     170,058     435,110     (415,928)
                                          ----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................    395,604      (86,292)     91,951      87,252     507,700     (273,104)
                                          ----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     39,435       45,193       5,352      10,045      25,033       24,964
Benefit payments.........................    (26,885)     (23,935)    (10,213)     (1,847)    (32,564)     (15,452)
Payments on termination..................   (366,380)    (972,850)   (127,852)   (251,577)   (280,964)    (745,739)
Contract Maintenance Charge..............     (3,591)      (3,891)     (1,032)     (1,144)     (2,812)      (3,303)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (55,974)    (119,413)     19,025    (209,691)    (41,866)    (226,604)
                                          ----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (413,395)  (1,074,896)   (114,720)   (454,214)   (333,173)    (966,134)
                                          ----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (17,791)  (1,161,188)    (22,769)   (366,962)    174,527   (1,239,238)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,229,234    4,390,422   1,101,916   1,468,878   2,733,839    3,973,077
                                          ----------  -----------  ----------  ----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $3,211,443  $ 3,229,234  $1,079,147  $1,101,916  $2,908,366  $ 2,733,839
                                          ==========  ===========  ==========  ==========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    331,864      438,145     100,756     143,784     159,823      209,357
       Units issued......................     13,995       13,444       4,621       4,010       4,890        9,568
       Units redeemed....................    (53,492)    (119,725)    (14,726)    (47,038)    (22,521)     (59,102)
                                          ----------  -----------  ----------  ----------  ----------  -----------
    Units outstanding at end of
     period..............................    292,367      331,864      90,651     100,756     142,192      159,823
                                          ==========  ===========  ==========  ==========  ==========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                           ----------------------------------------------------------------------
                                                 OPPENHEIMER            OPPENHEIMER             OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                           ----------------------  --------------------   ----------------------
                                                 OPPENHEIMER
                                                   GLOBAL               OPPENHEIMER             OPPENHEIMER
                                            STRATEGIC INCOME (R)      HIGH INCOME (R)           MAIN STREET
                                           ----------------------  --------------------   ----------------------
                                              2012        2011      2012 (Y)      2011       2012        2011
                                           ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  104,290  $   60,844  $  36,579   $  30,421  $   (8,736) $  (11,826)
Net realized gains (losses)...............     91,652     146,818   (450,575)   (256,123)    112,361      30,707
Change in unrealized gains (losses).......     77,885    (206,726)   440,508     223,886     153,390     (51,176)
                                           ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    273,827         936     26,512      (1,816)    257,015     (32,295)
                                           ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     16,034         895      3,855       4,567      15,790       1,440
Benefit payments..........................   (119,409)    (60,641)    (7,797)        857    (105,371)     (4,725)
Payments on termination...................   (236,457)   (624,986)   (34,728)    (37,569)   (538,834)   (287,339)
Contract Maintenance Charge...............       (916)       (969)      (242)       (326)     (1,136)     (1,281)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     38,549    (124,919)  (231,966)   (106,684)    (12,605)    (74,190)
                                           ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................   (302,199)   (810,620)  (270,878)   (139,155)   (642,156)   (366,095)
                                           ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (28,372)   (809,684)  (244,366)   (140,971)   (385,141)   (398,390)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,521,608   3,331,292    244,366     385,337   1,878,267   2,276,657
                                           ----------  ----------  ---------   ---------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $2,493,236  $2,521,608  $      --   $ 244,366  $1,493,126  $1,878,267
                                           ==========  ==========  =========   =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    141,268     186,175     65,475      99,860     192,508     229,696
       Units issued.......................     62,542       7,718      1,800       5,984       4,971      10,161
       Units redeemed.....................    (36,758)    (52,625)   (67,275)    (40,369)    (64,653)    (47,349)
                                           ----------  ----------  ---------   ---------  ----------  ----------
    Units outstanding at end of period....    167,052     141,268         --      65,475     132,826     192,508
                                           ==========  ==========  =========   =========  ==========  ==========

--------
(r)On October 26, 2012, Oppenheimer High Income merged into Oppenheimer Global Strategic Income
(y)For the period beginning January 1, 2012 and ended October 26, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ------------------------------------------------------------------------
                                                                                                OPPENHEIMER
                                                OPPENHEIMER            OPPENHEIMER        VARIABLE ACCOUNT FUNDS
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  --------------------   ------------------------
                                                OPPENHEIMER            OPPENHEIMER
                                                MAIN STREET         SMALL- & MID-CAP            OPPENHEIMER
                                             SMALL- & MID-CAP            GROWTH                BALANCED (SS)
                                          ----------------------  --------------------   ------------------------
                                             2012        2011        2012        2011        2012         2011
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (8,757) $   (8,977) $  (8,870)  $ (10,538) $   (55,858) $    90,203
Net realized gains (losses)..............     99,480     118,837     35,957      36,772     (622,010)  (1,117,086)
Change in unrealized gains (losses)......     93,989    (148,260)    61,615     (17,143)   2,020,576      887,558
                                          ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    184,712     (38,400)    88,702       9,091    1,342,708     (139,325)
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,078       8,272         --          --       18,043       18,483
Benefit payments.........................       (761)      1,191    (29,192)    (22,807)    (291,966)    (451,548)
Payments on termination..................   (238,539)   (378,958)  (101,775)   (139,113)  (1,907,333)  (2,650,900)
Contract Maintenance Charge..............     (1,928)     (2,051)      (306)       (403)     (55,173)     (62,415)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (49,190)      5,070    (12,217)     (5,795)    (273,049)    (115,444)
                                          ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (285,340)   (366,476)  (143,490)   (168,118)  (2,509,478)  (3,261,824)
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (100,628)   (404,876)   (54,788)   (159,027)  (1,166,770)  (3,401,149)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,223,510   1,628,386    602,690     761,717   13,935,435   17,336,584
                                          ----------  ----------  ---------   ---------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,122,882  $1,223,510  $ 547,902   $ 602,690  $12,768,665  $13,935,435
                                          ==========  ==========  =========   =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     59,611      76,506     88,829     107,904    1,190,703    1,463,028
       Units issued......................      3,032       5,753      2,949          26       37,630       83,336
       Units redeemed....................    (15,746)    (22,648)   (18,932)    (19,101)    (238,394)    (355,661)
                                          ----------  ----------  ---------   ---------  -----------  -----------
    Units outstanding at end of
     period..............................     46,897      59,611     72,846      88,829      989,939    1,190,703
                                          ==========  ==========  =========   =========  ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -----------------------------------------------------------------------------
                                                 OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                 OPPENHEIMER                                         OPPENHEIMER
                                                   CAPITAL                 OPPENHEIMER                 GLOBAL
                                              APPRECIATION (SS)          CORE BOND (SS)            SECURITIES (SS)
                                          ------------------------  ------------------------  ------------------------
                                              2012         2011         2012         2011         2012         2011
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (382,624) $  (550,622) $ 1,015,413  $ 1,447,663  $    50,170  $   (90,325)
Net realized gains (losses)..............   1,487,824    1,064,154   (1,079,682)  (2,171,999)     262,754      400,895
Change in unrealized gains (losses)......   2,673,395   (1,407,617)   2,553,171    2,767,536    2,442,410   (2,058,387)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   3,778,595     (894,085)   2,488,902    2,043,200    2,755,334   (1,747,817)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      38,316       42,106       54,209       76,423      114,903       79,571
Benefit payments.........................    (780,620)    (745,903)    (744,776)    (866,889)    (382,018)    (931,709)
Payments on termination..................  (4,946,460)  (6,075,089)  (4,910,584)  (4,414,127)  (2,833,995)  (3,372,333)
Contract Maintenance Charge..............    (131,838)    (148,954)    (122,794)    (143,586)     (49,911)     (57,954)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,376,087)  (1,366,410)   2,354,314   (1,698,631)  (1,165,082)    (661,335)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (7,196,689)  (8,294,250)  (3,369,631)  (7,046,810)  (4,316,103)  (4,943,760)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,418,094)  (9,188,335)    (880,729)  (5,003,610)  (1,560,769)  (6,691,577)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  32,615,849   41,804,184   30,707,215   35,710,825   16,358,378   23,049,955
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $29,197,755  $32,615,849  $29,826,486  $30,707,215  $14,797,609  $16,358,378
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,606,277    3,242,485    3,796,461    4,692,358      876,022    1,110,754
       Units issued......................     108,760      136,776      651,575      485,932       45,692       56,169
       Units redeemed....................    (630,206)    (772,984)  (1,050,002)  (1,381,829)    (255,358)    (290,901)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,084,831    2,606,277    3,398,034    3,796,461      666,356      876,022
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ----------------------------------------------------------------------------------
                                                  OPPENHEIMER                OPPENHEIMER                 OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS      VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                            (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))     (SERVICE SHARES ("SS"))
                                                  SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          --------------------------  -------------------------  --------------------------
                                                  OPPENHEIMER
                                               GLOBAL STRATEGIC              OPPENHEIMER                 OPPENHEIMER
                                                INCOME (SS) (S)          HIGH INCOME (SS) (S)         MAIN STREET (SS)
                                          --------------------------  -------------------------  --------------------------
                                              2012          2011        2012 (Y)        2011         2012          2011
                                          ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  2,896,168  $  1,221,093  $  1,819,049  $ 1,110,338  $   (495,478) $   (569,414)
Net realized gains (losses)..............    2,322,831     3,215,795   (14,177,266)  (3,268,121)    1,836,647       571,570
Change in unrealized gains (losses)......    2,693,441    (4,843,232)   13,673,162    1,678,817     5,999,811    (1,124,080)
                                          ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    7,912,440      (406,344)    1,314,945     (478,966)    7,340,980    (1,121,924)
                                          ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       76,396        84,088        19,480       24,928        78,235       108,336
Benefit payments.........................   (1,746,309)   (3,066,892)     (138,019)    (283,316)     (827,433)   (1,587,215)
Payments on termination..................  (12,402,775)  (15,692,927)   (1,635,620)  (1,914,724)   (7,032,962)   (7,773,095)
Contract Maintenance Charge..............     (281,130)     (327,488)      (45,225)     (67,575)     (207,094)     (234,259)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   10,189,137    (2,188,667)  (12,111,553)    (196,106)   (2,216,774)   (1,795,410)
                                          ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (4,164,681)  (21,191,886)  (13,910,937)  (2,436,793)  (10,206,028)  (11,281,643)
                                          ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    3,747,759   (21,598,230)  (12,595,992)  (2,915,759)   (2,865,048)  (12,403,567)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   73,805,953    95,404,183    12,595,992   15,511,751    51,674,954    64,078,521
                                          ------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 77,553,712  $ 73,805,953  $         --  $12,595,992  $ 48,809,906  $ 51,674,954
                                          ============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,507,154     5,770,140     3,034,077    3,580,046     3,708,185     4,508,435
       Units issued......................      874,349       424,281        94,281      222,275       155,244       167,757
       Units redeemed....................   (1,124,891)   (1,687,267)   (3,128,358)    (768,244)     (809,554)     (968,007)
                                          ------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................    4,256,612     4,507,154            --    3,034,077     3,053,875     3,708,185
                                          ============  ============  ============  ===========  ============  ============

--------
(s)On October 26, 2012, Oppenheimer High Income (SS) merged into Oppenheimer Global Strategic Income (SS)
(y)For the period beginning January 1, 2012 and ended October 26, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ----------------------------------------------------------------------
                                                 OPPENHEIMER               OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS   PIMCO VARIABLE
                                           (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))  INSURANCE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------------  ------------------------  -----------------
                                                 OPPENHEIMER               OPPENHEIMER
                                                 MAIN STREET            SMALL- & MID-CAP       FOREIGN BOND
                                            SMALL- & MID-CAP (SS)          GROWTH (SS)        (US DOLLAR-HEDGED)
                                          ------------------------  ------------------------  -----------------
                                              2012         2011         2012         2011      2012      2011
                                          -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (278,747) $  (301,780) $  (144,513) $  (160,625) $   11    $    8
Net realized gains (losses)..............   1,240,532    1,101,780      372,825      315,835      57        14
Change in unrealized gains (losses)......   2,329,484   (1,567,322)     976,537     (109,577)     66        49
                                          -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from
 operations..............................   3,291,269     (767,322)   1,204,849       45,633     134        71
                                          -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     184,833      154,488        9,575       11,877      --        --
Benefit payments.........................    (512,202)    (522,549)    (209,694)    (246,131)     --        --
Payments on termination..................  (3,123,198)  (3,979,560)    (998,498)  (1,227,388)     --        --
Contract Maintenance Charge..............     (96,722)    (111,254)     (43,053)     (45,430)     (4)       (3)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,348,609)  (1,392,542)    (338,017)    (347,350)     (9)       (3)
                                          -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from
 contract transactions...................  (4,895,898)  (5,851,417)  (1,579,687)  (1,854,422)    (13)       (6)
                                          -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,604,629)  (6,618,739)    (374,838)  (1,808,789)    121        65
NET ASSETS AT BEGINNING OF
 PERIOD..................................  22,198,745   28,817,484    8,556,206   10,364,995   1,456     1,391
                                          -----------  -----------  -----------  -----------   ------   ------
NET ASSETS AT END OF PERIOD.............. $20,594,116  $22,198,745  $ 8,181,368  $ 8,556,206  $1,577    $1,456
                                          ===========  ===========  ===========  ===========   ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,139,381    1,420,539      626,024      752,243      99        99
       Units issued......................      54,366       75,959       18,845       37,068      --        --
       Units redeemed....................    (280,696)    (357,117)    (120,766)    (163,287)     (1)       --
                                          -----------  -----------  -----------  -----------   ------   ------
    Units outstanding at end of period...     913,051    1,139,381      524,103      626,024      98        99
                                          ===========  ===========  ===========  ===========   ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     ---------------------------------------------------------
                                                      PIMCO VARIABLE   PIMCO VARIABLE      PIMCO VARIABLE
                                                      INSURANCE TRUST  INSURANCE TRUST     INSURANCE TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------  --------------  ----------------------
                                                                                         PIMCO VIT COMMODITY
                                                                         PIMCO TOTAL     REALRETURN STRATEGY
                                                       MONEY MARKET        RETURN         (ADVISOR SHARES)
                                                     ----------------  --------------  ----------------------
                                                       2012     2011    2012    2011      2012        2011
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (302) $  (314) $   13  $   15  $   33,039  $  664,886
Net realized gains (losses).........................      --       --      28      24     (51,432)   (204,524)
Change in unrealized gains (losses).................      --       --      58     (12)    180,482    (926,818)
                                                     -------  -------  ------  ------  ----------  ----------
Increase (decrease) in net assets from operations...    (302)    (314)     99      27     162,089    (466,456)
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --      --      --       2,400       2,400
Benefit payments....................................      --       --      --      --     (57,175)   (197,788)
Payments on termination.............................    (644)      --      --      --    (470,133)   (735,259)
Contract Maintenance Charge.........................     (42)     (42)     (6)     (6)    (24,267)    (23,921)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      84      (17)     46     (62)    (17,776)    490,696
                                                     -------  -------  ------  ------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................    (602)     (59)     40     (68)   (566,951)   (463,872)
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    (904)    (373)    139     (41)   (404,862)   (930,328)
NET ASSETS AT BEGINNING OF PERIOD...................  21,474   21,847   1,223   1,264   4,690,514   5,620,842
                                                     -------  -------  ------  ------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $20,570  $21,474  $1,362  $1,223  $4,285,652  $4,690,514
                                                     =======  =======  ======  ======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   2,094    2,100      77      81     476,770     520,011
       Units issued.................................       8        3       3       1      20,579     141,188
       Units redeemed...............................     (67)      (9)     (1)     (5)    (75,910)   (184,429)
                                                     -------  -------  ------  ------  ----------  ----------
    Units outstanding at end of period..............   2,035    2,094      79      77     421,439     476,770
                                                     =======  =======  ======  ======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                        ---------------------------------------------------------------------------
                                            PIMCO VARIABLE           PIMCO VARIABLE                 PIMCO
                                            INSURANCE TRUST          INSURANCE TRUST      VARIABLE INSURANCE TRUST
                                              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                               PIMCO VIT
                                               EMERGING                 PIMCO VIT              PIMCO VIT TOTAL
                                             MARKETS BOND              REALRETURN                  RETURN
                                           (ADVISOR SHARES)         (ADVISOR SHARES)          (ADVISOR SHARES)
                                        ----------------------  ------------------------  ------------------------
                                           2012        2011         2012         2011         2012         2011
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   65,119  $   67,182  $   (56,415) $    28,091  $   209,605  $   246,322
Net realized gains (losses)............     60,442      32,140      673,547      479,337      885,231      852,004
Change in unrealized gains
 (losses)..............................    175,457     (20,867)     (73,717)     263,929      790,856     (557,822)
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    301,018      78,455      543,415      771,357    1,885,692      540,504
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................         --       8,349           --           --        7,360        7,300
Benefit payments.......................    (49,969)    (81,182)    (212,846)    (294,870)    (658,994)  (1,047,783)
Payments on termination................   (386,671)   (304,385)  (1,295,272)  (1,503,173)  (4,535,351)  (5,530,594)
Contract Maintenance Charge............    (10,443)     (9,545)     (36,655)     (38,118)    (108,474)    (122,809)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    176,973    (185,481)   1,050,022        6,914      571,474      477,332
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (270,110)   (572,244)    (494,751)  (1,829,247)  (4,723,985)  (6,216,554)
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................     30,908    (493,789)      48,664   (1,057,890)  (2,838,293)  (5,676,050)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,989,431   2,483,220    7,910,151    8,968,041   26,297,173   31,973,223
                                        ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $2,020,339  $1,989,431  $ 7,958,815  $ 7,910,151  $23,458,880  $26,297,173
                                        ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    144,289     187,856      581,170      722,904    1,911,971    2,369,076
       Units issued....................     35,681      47,237      131,458       86,990      191,206      333,854
       Units redeemed..................    (53,337)    (90,804)    (166,179)    (228,724)    (520,660)    (790,959)
                                        ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................    126,633     144,289      546,449      581,170    1,582,517    1,911,971
                                        ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                              -----------------------------------------------
                                                                PROFUNDS VP     PROFUNDS VP     PROFUNDS VP
                                                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                              --------------  --------------  --------------
                                                                                                  PROFUND
                                                                  PROFUND         PROFUND       VP MID-CAP
                                                               VP FINANCIALS  VP HEALTH CARE       VALUE
                                                              --------------  --------------  --------------
                                                               2012    2011    2012    2011    2012    2011
                                                              ------  ------  ------  ------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (46) $  (33) $  (36) $  (30) $  (60) $  (57)
Net realized gains (losses)..................................      1      (3)     31       2      36      34
Change in unrealized gains (losses)..........................    705    (358)    480     226     628    (208)
                                                              ------  ------  ------  ------  ------  ------
Increase (decrease) in net assets from operations............    660    (394)    475     198     604    (231)
                                                              ------  ------  ------  ------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................     --     550      --     550      --      --
Benefit payments.............................................     --      --      --      --      --      --
Payments on termination......................................     --      --      --      --      --      --
Contract Maintenance Charge..................................     (2)     (1)     (2)     (1)     (9)    (10)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................    258   2,033    (292)  2,055      --      --
                                                              ------  ------  ------  ------  ------  ------
Increase (decrease) in net assets from contract transactions.    256   2,582    (294)  2,604      (9)    (10)
                                                              ------  ------  ------  ------  ------  ------
INCREASE (DECREASE) IN NET ASSETS............................    916   2,188     181   2,802     595    (241)
NET ASSETS AT BEGINNING OF PERIOD............................  2,689     501   3,293     491   4,086   4,327
                                                              ------  ------  ------  ------  ------  ------
NET ASSETS AT END OF PERIOD.................................. $3,605  $2,689  $3,474  $3,293  $4,681  $4,086
                                                              ======  ======  ======  ======  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    485      77     305      49     436     437
       Units issued..........................................     44     408      --     255      --      --
       Units redeemed........................................     --      --     (27)      1      (1)     (1)
                                                              ------  ------  ------  ------  ------  ------
    Units outstanding at end of period.......................    529     485     278     305     435     436
                                                              ======  ======  ======  ======  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 ---------------------------------------------------------------
                                                   PROFUNDS VP         PROFUNDS VP       PUTNAM VARIABLE TRUST
                                                   SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                                 -----------------  -----------------  ------------------------
                                                     PROFUND
                                                       VP                PROFUND              VT AMERICAN
                                                 TELECOMMUNICATIONS    VP UTILITIES        GOVERNMENT INCOME
                                                 -----------------  -----------------  ------------------------
                                                  2012      2011      2012      2011       2012         2011
                                                  ------   ------   --------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   79    $   41   $    123  $   464  $   350,149  $   847,973
Net realized gains (losses).....................      9         1      5,685      293    3,569,988    3,231,301
Change in unrealized gains (losses).............    363         1     (7,015)   6,158   (3,773,759)  (2,220,982)
                                                  ------   ------   --------  -------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    451        43     (1,207)   6,915      146,378    1,858,292
                                                  ------   ------   --------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     --       550         --       --       46,812       33,365
Benefit payments................................     --        --         --       --   (1,658,404)    (854,678)
Payments on termination.........................     --        --    (30,452)  (1,071)  (3,126,490)  (4,507,824)
Contract Maintenance Charge.....................     (2)       (1)       (20)     (27)     (61,587)     (73,895)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (93)    1,941         --        1     (652,920)  (2,251,867)
                                                  ------   ------   --------  -------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................    (95)    2,490    (30,472)  (1,097)  (5,452,589)  (7,654,899)
                                                  ------   ------   --------  -------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    356     2,533    (31,679)   5,818   (5,306,211)  (5,796,607)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,133       600     49,880   44,062   32,176,127   37,972,734
                                                  ------   ------   --------  -------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $3,489    $3,133   $ 18,201  $49,880  $26,869,916  $32,176,127
                                                  ======   ======   ========  =======  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    356        68      5,238    5,357    1,896,412    2,370,289
       Units issued.............................     --       288         --       --      118,533      141,621
       Units redeemed...........................    (11)       --     (3,301)    (119)    (428,980)    (615,498)
                                                  ------   ------   --------  -------  -----------  -----------
    Units outstanding at end of period..........    345       356      1,937    5,238    1,585,965    1,896,412
                                                  ======   ======   ========  =======  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ------------------------------------------------------------------------------
                                           PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          -----------------------  ------------------------  --------------------------
                                                 VT CAPITAL             VT DIVERSIFIED                VT EQUITY
                                               OPPORTUNITIES                INCOME                     INCOME
                                          -----------------------  ------------------------  --------------------------
                                             2012         2011         2012         2011         2012          2011
                                          ----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (47,988) $   (70,063) $ 1,384,090  $ 3,188,682  $    693,169  $    344,524
Net realized gains (losses)..............    133,990      249,582     (878,391)    (785,621)    5,681,201     5,474,504
Change in unrealized gains (losses)......    475,775     (537,679)   2,559,125   (3,918,943)    6,538,467    (4,971,689)
                                          ----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    561,777     (358,160)   3,064,824   (1,515,882)   12,912,837       847,339
                                          ----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      6,748        8,364      154,024       44,797       128,290       151,107
Benefit payments.........................    (72,037)     (63,301)  (1,074,608)  (1,483,392)   (1,745,777)   (1,930,330)
Payments on termination..................   (311,812)    (496,625)  (3,424,842)  (4,947,968)   (8,933,086)   (9,917,208)
Contract Maintenance Charge..............    (13,651)     (16,978)     (67,090)     (74,723)     (263,750)     (298,444)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (475,200)    (172,451)    (402,759)    (140,635)   (5,422,946)   (4,530,914)
                                          ----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (865,952)    (740,991)  (4,815,275)  (6,601,921)  (16,237,269)  (16,525,789)
                                          ----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (304,175)  (1,099,151)  (1,750,451)  (8,117,803)   (3,324,432)  (15,678,450)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,747,500    5,846,651   32,796,312   40,914,115    80,062,697    95,741,147
                                          ----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $4,443,325  $ 4,747,500  $31,045,861  $32,796,312  $ 76,738,265  $ 80,062,697
                                          ==========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    264,308      301,339    2,041,312    2,431,193     5,589,654     6,697,650
       Units issued......................      7,762       50,754      137,893      197,614       212,114       394,128
       Units redeemed....................    (52,700)     (87,785)    (421,620)    (587,495)   (1,237,073)   (1,502,124)
                                          ----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................    219,370      264,308    1,757,585    2,041,312     4,564,695     5,589,654
                                          ==========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                        ------------------------------------------------------------------------------
                                          PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                               SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                        -------------------------  ------------------------  ------------------------
                                                VT GEORGE                  VT GLOBAL                 VT GLOBAL
                                             PUTNAM BALANCED           ASSET ALLOCATION               EQUITY
                                        -------------------------  ------------------------  ------------------------
                                            2012         2011          2012         2011         2012         2011
                                        -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   327,962  $    511,083  $  (184,626) $   922,538  $    50,590  $   130,385
Net realized gains (losses)............  (3,236,352)   (5,691,912)     445,889      125,800   (1,030,259)  (1,583,767)
Change in unrealized gains
 (losses)..............................   9,439,204     6,173,644    2,810,964   (1,555,149)   3,850,236      429,481
                                        -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   6,530,814       992,815    3,072,227     (506,811)   2,870,567   (1,023,901)
                                        -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      64,582       124,966      268,347       29,812       14,889       60,952
Benefit payments.......................  (1,244,881)   (2,268,553)    (773,057)    (657,629)    (461,943)    (447,796)
Payments on termination................  (7,040,837)   (8,604,892)  (2,942,303)  (3,738,354)  (1,489,877)  (2,060,596)
Contract Maintenance Charge............    (186,722)     (209,946)     (84,503)     (97,902)     (53,557)     (61,175)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (1,318,627)   (2,747,094)  (1,499,493)  (1,479,886)    (784,932)  (1,811,249)
                                        -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (9,726,485)  (13,705,519)  (5,031,009)  (5,943,959)  (2,775,420)  (4,319,864)
                                        -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (3,195,671)  (12,712,704)  (1,958,782)  (6,450,770)      95,147   (5,343,765)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  63,362,955    76,075,659   26,312,825   32,763,595   16,534,124   21,877,889
                                        -----------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $60,167,284  $ 63,362,955  $24,354,043  $26,312,825  $16,629,271  $16,534,124
                                        ===========  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   5,947,992     7,235,515    2,012,992    2,438,147    2,225,944    2,784,532
       Units issued....................     246,383       225,749      113,600      172,259       37,382       93,217
       Units redeemed..................  (1,090,386)   (1,513,272)    (459,506)    (597,414)    (370,313)    (651,805)
                                        -----------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................   5,103,989     5,947,992    1,667,086    2,012,992    1,893,013    2,225,944
                                        ===========  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                        -------------------------------------------------------------------------------
                                          PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                        ------------------------  ------------------------  --------------------------
                                                VT GLOBAL                 VT GLOBAL                VT GROWTH AND
                                               HEALTH CARE                UTILITIES                   INCOME
                                        ------------------------  ------------------------  --------------------------
                                            2012         2011         2012         2011         2012          2011
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (29,087) $  (155,173) $   308,626  $   366,275  $    468,036  $   (213,692)
Net realized gains (losses)............   2,358,998    1,198,321     (414,076)    (477,624)   (7,093,409)  (11,590,285)
Change in unrealized gains
 (losses)..............................   2,290,842   (1,495,452)     578,208   (1,019,525)   29,741,323     2,491,608
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................   4,620,753     (452,304)     472,758   (1,130,874)   23,115,950    (9,312,369)
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................     110,032      124,153       50,345       30,824       310,967       191,988
Benefit payments.......................    (491,873)    (524,625)    (364,060)    (413,996)   (4,353,521)   (4,892,791)
Payments on termination................  (2,526,762)  (3,168,519)  (1,202,662)  (1,898,140)  (14,121,142)  (18,437,740)
Contract Maintenance Charge............     (91,494)     (98,293)     (37,413)     (43,627)     (384,935)     (439,815)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (1,103,103)  (2,145,537)    (879,652)  (1,005,521)   (7,060,736)   (9,503,204)
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (4,103,200)  (5,812,821)  (2,433,442)  (3,330,460)  (25,609,367)  (33,081,562)
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................     517,553   (6,265,125)  (1,960,684)  (4,461,334)   (2,493,417)  (42,393,931)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  23,901,653   30,166,778   14,106,883   18,568,217   141,860,605   184,254,536
                                        -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $24,419,206  $23,901,653  $12,146,199  $14,106,883  $139,367,188  $141,860,605
                                        ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   1,982,371    2,433,952    1,245,347    1,527,781    14,616,999    17,810,179
       Units issued....................      68,885       71,137       35,569       46,661       372,204       465,712
       Units redeemed..................    (373,175)    (522,718)    (241,037)    (329,095)   (2,748,799)   (3,658,892)
                                        -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................   1,678,081    1,982,371    1,039,879    1,245,347    12,240,404    14,616,999
                                        ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          --------------------------------------------------------------------------------
                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  -------------------------  --------------------------
                                                  VT GROWTH
                                                OPPORTUNITIES             VT HIGH YIELD                 VT INCOME
                                          ------------------------  -------------------------  --------------------------
                                              2012         2011         2012         2011          2012          2011
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (135,008) $  (132,149) $ 2,829,949  $  3,411,007  $  3,626,008  $  8,801,890
Net realized gains (losses)..............      52,182     (113,373)    (156,969)     (285,716)     (322,285)     (788,623)
Change in unrealized gains (losses)......   1,558,798     (289,522)   3,367,736    (2,877,898)    5,450,427    (3,733,119)
                                          -----------  -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   1,475,972     (535,044)   6,040,716       247,393     8,754,150     4,280,148
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      11,548       27,271      125,428        83,527       132,982       139,353
Benefit payments.........................    (240,565)    (130,973)  (1,009,879)   (1,217,642)   (2,399,743)   (4,370,855)
Payments on termination..................    (914,828)  (1,103,204)  (6,066,244)   (7,259,556)  (12,464,625)  (16,920,880)
Contract Maintenance Charge..............     (32,210)     (33,916)    (141,774)     (161,050)     (310,995)     (354,699)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (192,858)     303,328      (27,634)   (2,642,868)     (747,892)   (6,940,520)
                                          -----------  -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,368,913)    (937,494)  (7,120,103)  (11,197,589)  (15,790,273)  (28,447,601)
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................     107,059   (1,472,538)  (1,079,387)  (10,950,196)   (7,036,123)  (24,167,453)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,500,645   10,973,183   45,504,053    56,454,249   102,953,933   127,121,386
                                          -----------  -----------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,607,704  $ 9,500,645  $44,424,666  $ 45,504,053  $ 95,917,810  $102,953,933
                                          ===========  ===========  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,117,161    2,305,765    2,500,292     3,100,270     6,875,073     8,791,123
       Units issued......................     133,090      216,877      222,421       246,482       504,467       574,896
       Units redeemed....................    (403,290)    (405,481)    (586,541)     (846,460)   (1,505,146)   (2,490,946)
                                          -----------  -----------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   1,846,961    2,117,161    2,136,172     2,500,292     5,874,394     6,875,073
                                          ===========  ===========  ===========  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                      VT                         VT                        VT
                                                 INTERNATIONAL              INTERNATIONAL             INTERNATIONAL
                                                    EQUITY                     GROWTH                     VALUE
                                          --------------------------  ------------------------  ------------------------
                                              2012          2011          2012         2011         2012         2011
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    656,621  $  2,112,833  $     9,984  $   177,806  $   273,931  $   261,898
Net realized gains (losses)..............   (8,327,269)   (7,970,135)     110,302      315,854   (1,878,252)  (2,331,152)
Change in unrealized gains
 (losses)................................   24,909,654   (14,778,308)   2,410,788   (3,901,620)   4,462,701     (854,057)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   17,239,006   (20,635,610)   2,531,074   (3,407,960)   2,858,380   (2,923,311)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      187,469       255,735       75,518      149,997       38,592       27,084
Benefit payments.........................   (2,316,311)   (2,651,674)     (99,121)    (395,228)    (434,483)    (482,078)
Payments on termination..................   (9,457,267)  (14,277,892)  (1,084,707)  (1,787,028)  (1,691,259)  (2,552,360)
Contract Maintenance Charge..............     (275,200)     (330,816)     (55,662)     (64,701)     (50,046)     (64,048)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,107,832)   (1,449,397)  (1,294,699)      57,049   (1,295,325)  (1,674,956)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (17,969,141)  (18,454,044)  (2,458,671)  (2,039,911)  (3,432,521)  (4,746,358)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     (730,135)  (39,089,654)      72,403   (5,447,871)    (574,141)  (7,669,669)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   93,328,619   132,418,273   14,000,296   19,448,167   15,942,745   23,612,414
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 92,598,484  $ 93,328,619  $14,072,699  $14,000,296  $15,368,604  $15,942,745
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    9,303,600    10,863,663    1,545,333    1,737,094    1,543,305    1,943,339
       Units issued......................      333,937       721,549       54,621      178,727       46,834       74,253
       Units redeemed....................   (1,930,388)   (2,281,612)    (293,956)    (370,488)    (351,642)    (474,287)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    7,707,149     9,303,600    1,305,998    1,545,333    1,238,497    1,543,305
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -----------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          --------------------------  --------------------------  --------------------------
                                                 VT INVESTORS               VT MONEY MARKET           VT MULTI-CAP GROWTH
                                          --------------------------  --------------------------  --------------------------
                                              2012          2011          2012          2011          2012          2011
                                          ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (43,620) $   (158,797) $ (1,310,326) $ (1,571,978) $   (913,442) $ (1,024,919)
Net realized gains (losses)..............     (152,267)   (1,178,104)           --            --       155,441      (882,345)
Change in unrealized gains (losses)......    7,897,103       720,133            --            --    11,897,667    (3,200,783)
                                          ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    7,701,216      (616,768)   (1,310,326)   (1,571,978)   11,139,666    (5,108,047)
                                          ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      157,870        60,912     1,017,781       326,811       225,290       279,124
Benefit payments.........................   (1,631,852)   (1,471,401)   (4,757,386)   (4,753,597)   (1,750,906)   (1,900,391)
Payments on termination..................   (5,280,904)   (5,652,703)  (32,898,089)  (44,676,481)   (6,856,377)   (9,781,777)
Contract Maintenance Charge..............     (170,441)     (185,421)     (392,511)     (478,463)     (287,101)     (332,415)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (3,134,487)   (2,893,525)   27,437,996    29,147,593    (4,912,415)   (8,357,393)
                                          ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (10,059,814)  (10,142,138)   (9,592,209)  (20,434,137)  (13,581,509)  (20,092,852)
                                          ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (2,358,598)  (10,758,906)  (10,902,535)  (22,006,115)   (2,441,843)  (25,200,899)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   53,722,135    64,481,041    92,775,460   114,781,575    76,544,264   101,745,163
                                          ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 51,363,537  $ 53,722,135  $ 81,872,925  $ 92,775,460  $ 74,102,421  $ 76,544,264
                                          ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    6,981,283     8,264,443     8,989,434    10,950,147    10,185,088    12,641,766
       Units issued......................      172,150       198,998     4,143,569     5,726,336       177,091       231,161
       Units redeemed....................   (1,378,717)   (1,482,158)   (5,077,923)   (7,687,049)   (1,792,739)   (2,687,839)
                                          ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................    5,774,716     6,981,283     8,055,080     8,989,434     8,569,440    10,185,088
                                          ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -----------------------------------------------------------------------------
                                           PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  ------------------------  -------------------------
                                             VT MULTI-CAP VALUE           VT RESEARCH            VT SMALL CAP VALUE
                                          -----------------------  ------------------------  -------------------------
                                             2012         2011         2012         2011         2012         2011
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (63,397) $   (78,161) $   (93,747) $  (169,367) $  (456,406) $   (507,979)
Net realized gains (losses)..............    (19,495)     (62,955)     504,321       99,156     (618,290)   (1,559,066)
Change in unrealized gains (losses)......    957,731     (301,273)   3,536,687     (740,757)   7,461,276      (940,895)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    874,839     (442,389)   3,947,261     (810,968)   6,386,580    (3,007,940)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,107       17,411       42,280       79,438       70,449       161,260
Benefit payments.........................   (127,081)    (145,805)    (615,369)    (692,886)    (784,024)   (1,046,802)
Payments on termination..................   (365,156)    (923,727)  (2,728,514)  (3,270,387)  (4,670,650)   (6,650,681)
Contract Maintenance Charge..............    (18,305)     (20,409)     (81,730)     (93,042)     (82,510)      (95,302)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (100,693)    (464,664)  (2,052,353)  (2,372,666)  (2,776,198)   (3,136,318)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (606,128)  (1,537,194)  (5,435,686)  (6,349,543)  (8,242,933)  (10,767,843)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    268,711   (1,979,583)  (1,488,425)  (7,160,511)  (1,856,353)  (13,775,783)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  6,219,673    8,199,256   25,745,980   32,906,491   43,848,516    57,624,299
                                          ----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $6,488,384  $ 6,219,673  $24,257,555  $25,745,980  $41,992,163  $ 43,848,516
                                          ==========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    381,874      471,423    2,809,602    3,482,675    2,622,944     3,254,570
       Units issued......................     34,922       34,447       55,711       59,873       99,331       157,702
       Units redeemed....................    (69,264)    (123,996)    (586,706)    (732,946)    (556,916)     (789,328)
                                          ----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................    347,532      381,874    2,278,607    2,809,602    2,165,359     2,622,944
                                          ==========  ===========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          --------------------------------------------------------------------------------
                                                                         THE UNIVERSAL                THE UNIVERSAL
                                             PUTNAM VARIABLE TRUST    INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                  SUB-ACCOUNT             SUB-ACCOUNT                  SUB-ACCOUNT
                                          --------------------------  ------------------------  -------------------------
                                                                         VAN KAMPEN UIF               VAN KAMPEN UIF
                                                                           CORE PLUS                     EMERGING
                                                  VT VOYAGER              FIXED INCOME                MARKETS EQUITY
                                          --------------------------  ------------------------  -------------------------
                                              2012          2011         2012         2011          2012         2011
                                          ------------  ------------   ---------     --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (1,254,654) $ (1,986,326) $  30,473     $ 19,894    $  (468,232) $   (420,569)
Net realized gains (losses)..............     (214,842)      707,132      2,443       (2,965)       202,668       841,013
Change in unrealized gains (losses)......   14,841,924   (25,319,391)    40,442       21,342      5,010,863    (7,541,525)
                                          ------------  ------------   ---------     --------   -----------  ------------
Increase (decrease) in net assets from
 operations..............................   13,372,428   (26,598,585)    73,358       38,271      4,745,299    (7,121,081)
                                          ------------  ------------   ---------     --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      236,513       251,468        486        1,500          4,173        20,102
Benefit payments.........................   (2,465,969)   (3,423,964)        --           --     (1,103,552)     (724,634)
Payments on termination..................  (10,940,057)  (16,435,141)  (163,134)     (32,137)    (2,366,823)   (4,799,697)
Contract Maintenance Charge..............     (353,565)     (419,057)      (272)        (265)       (10,375)      (11,818)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (5,543,481)   (2,291,305)     5,581       19,289       (999,966)     (223,160)
                                          ------------  ------------   ---------     --------   -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (19,066,559)  (22,317,999)  (157,339)     (11,613)    (4,476,543)   (5,739,207)
                                          ------------  ------------   ---------     --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (5,694,131)  (48,916,584)   (83,981)      26,658        268,756   (12,860,288)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  107,441,299   156,357,883    993,771      967,113     28,314,061    41,174,349
                                          ------------  ------------   ---------     --------   -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $101,747,168  $107,441,299  $ 909,790     $993,771    $28,582,817  $ 28,314,061
                                          ============  ============   =========     ========   ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   11,845,035    13,951,428     74,294       75,242      1,607,448     1,868,431
       Units issued......................      371,211       998,561      2,732        4,918         81,662       163,104
       Units redeemed....................   (2,207,976)   (3,104,954)   (13,194)      (5,866)      (312,156)     (424,087)
                                          ------------  ------------   ---------     --------   -----------  ------------
    Units outstanding at end of
     period..............................   10,008,270    11,845,035     63,832       74,294      1,376,954     1,607,448
                                          ============  ============   =========     ========   ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ------------------------------------------------------------------------------
                                                THE UNIVERSAL              THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------   ------------------------  ------------------------
                                               VAN KAMPEN UIF
                                               GLOBAL TACTICAL            VAN KAMPEN UIF            VAN KAMPEN UIF
                                          ASSET ALLOCATION PORTFOLIO          GROWTH                MID CAP GROWTH
                                          ------------------------   ------------------------  ------------------------
                                              2012          2011         2012         2011         2012         2011
                                          -----------   -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    58,993   $   (46,927) $  (405,209) $  (430,871) $  (288,303) $  (294,676)
Net realized gains (losses)..............    (440,971)     (707,604)   2,780,677    2,163,364    2,508,373    1,286,710
Change in unrealized gains (losses)......   1,815,565        81,827      683,457   (2,607,767)    (976,817)  (2,558,684)
                                          -----------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   1,433,587      (672,704)   3,058,925     (875,274)   1,243,253   (1,566,650)
                                          -----------   -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       8,825         9,963       39,036       24,637          580       16,997
Benefit payments.........................    (307,649)     (433,461)    (697,110)    (612,357)    (748,178)    (642,902)
Payments on termination..................  (1,230,615)   (1,892,505)  (2,789,644)  (4,168,920)  (2,217,508)  (3,349,180)
Contract Maintenance Charge..............      (5,348)       (6,150)     (41,340)     (42,652)      (6,222)      (7,354)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (315,453)     (767,942)    (842,332)    (683,360)    (783,263)      (3,927)
                                          -----------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,850,240)   (3,090,095)  (4,331,390)  (5,482,652)  (3,754,591)  (3,986,366)
                                          -----------   -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (416,653)   (3,762,799)  (1,272,465)  (6,357,926)  (2,511,338)  (5,553,016)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,723,495    16,486,294   24,622,358   30,980,284   17,982,584   23,535,600
                                          -----------   -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $12,306,842   $12,723,495  $23,349,893  $24,622,358  $15,471,246  $17,982,584
                                          ===========   ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,319,768     1,622,755    2,254,884    2,712,334    1,018,622    1,218,154
       Units issued......................      44,651        52,338       87,202      137,115       47,127       99,278
       Units redeemed....................    (224,140)     (355,325)    (441,385)    (594,565)    (245,436)    (298,810)
                                          -----------   -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,140,279     1,319,768    1,900,701    2,254,884      820,313    1,018,622
                                          ===========   ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                          -----------------------------------------------------------------------------
                                                                          THE UNIVERSAL             THE UNIVERSAL
                                                THE UNIVERSAL       INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                          INSTITUTIONAL FUNDS, INC.        (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                         VAN KAMPEN UIF            VAN KAMPEN UIF
                                               VAN KAMPEN UIF               EMERGING                  EMERGING
                                              U.S. REAL ESTATE       MARKETS DEBT (CLASS II)  MARKETS EQUITY (CLASS II)
                                          ------------------------  ------------------------  ------------------------
                                              2012         2011         2012         2011         2012         2011
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (182,007) $  (197,602) $   195,234  $   365,073  $  (204,166) $  (201,020)
Net realized gains (losses)..............     264,565     (355,790)     413,058      232,788      (49,726)     131,362
Change in unrealized gains (losses)......   2,837,556    1,592,200    1,815,773      354,590    2,284,714   (3,128,244)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   2,920,114    1,038,808    2,424,065      952,451    2,030,822   (3,197,902)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       3,355       12,509       29,041       20,148        9,002        8,731
Benefit payments.........................    (868,461)    (813,915)    (323,255)    (210,858)    (175,525)    (403,834)
Payments on termination..................  (2,449,633)  (3,806,365)  (3,385,349)  (3,521,561)  (2,177,044)  (2,723,482)
Contract Maintenance Charge..............      (8,304)      (9,130)     (68,740)     (79,413)     (59,578)     (70,644)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (58,823)    (354,367)    (436,043)  (1,304,381)    (353,420)     124,262
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,381,866)  (4,971,268)  (4,184,346)  (5,096,065)  (2,756,565)  (3,064,967)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (461,752)  (3,932,460)  (1,760,281)  (4,143,614)    (725,743)  (6,262,869)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  21,863,092   25,795,552   17,194,559   21,338,173   12,492,122   18,754,991
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $21,401,340  $21,863,092  $15,434,278  $17,194,559  $11,766,379  $12,492,122
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     793,123      972,188      781,681    1,023,186      422,384      510,908
       Units issued......................      67,407       66,725       50,397       75,868       24,060       45,481
       Units redeemed....................    (178,739)    (245,790)    (227,125)    (317,373)    (108,634)    (134,005)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     681,791      793,123      604,953      781,681      337,810      422,384
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                          -------------------------------------------------------------------------------
                                                 THE UNIVERSAL              THE UNIVERSAL             THE UNIVERSAL
                                           INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                  (CLASS II)                 (CLASS II)                (CLASS II)
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                VAN KAMPEN UIF                                       VAN KAMPEN UIF
                                                    GLOBAL                 VAN KAMPEN UIF                MID CAP
                                             FRANCHISE (CLASS II)         GROWTH (CLASS II)         GROWTH (CLASS II)
                                          --------------------------  ------------------------  ------------------------
                                              2012          2011          2012         2011         2012         2011
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    306,075  $    998,105  $  (121,096) $  (150,104) $  (424,313) $  (457,907)
Net realized gains (losses)..............    3,916,751     1,403,646    1,059,273      967,726    3,475,749    1,656,602
Change in unrealized gains (losses)......    3,067,126     2,317,508      (21,770)  (1,142,668)  (1,227,997)  (3,315,624)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    7,289,952     4,719,259      916,407     (325,046)   1,823,439   (2,116,929)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       66,120        94,477        1,220        7,378       26,676       35,168
Benefit payments.........................   (1,173,001)   (1,144,308)    (188,069)    (291,699)    (551,714)    (777,080)
Payments on termination..................   (9,793,530)   (9,825,865)  (1,368,607)  (1,698,137)  (3,524,351)  (5,335,139)
Contract Maintenance Charge..............     (226,858)     (245,639)     (22,306)     (24,188)    (117,689)    (144,812)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,332,872)   (2,631,380)    (315,427)     (60,967)    (415,430)  (1,060,114)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (12,460,141)  (13,752,715)  (1,893,189)  (2,067,613)  (4,582,508)  (7,281,977)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (5,170,189)   (9,033,456)    (976,782)  (2,392,659)  (2,759,069)  (9,398,906)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   56,372,108    65,405,564    7,708,424   10,101,083   26,252,269   35,651,175
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 51,201,919  $ 56,372,108  $ 6,731,642  $ 7,708,424  $23,493,200  $26,252,269
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    2,988,403     3,715,147      508,763      633,171    1,641,336    1,999,690
       Units issued......................      126,980       132,149       20,690       58,463      115,883      188,692
       Units redeemed....................     (726,758)     (858,893)    (135,337)    (182,871)    (362,842)    (547,046)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    2,388,625     2,988,403      394,116      508,763    1,394,377    1,641,336
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                              ----------------------------------------------------
                                                                    THE UNIVERSAL             THE UNIVERSAL
                                                              INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                                     (CLASS II)                 (CLASS II)
                                                                     SUB-ACCOUNT               SUB-ACCOUNT
                                                              ------------------------  -------------------------
                                                                   VAN KAMPEN UIF             VAN KAMPEN UIF
                                                                    SMALL COMPANY               U.S. REAL
                                                                  GROWTH (CLASS II)         ESTATE (CLASS II)
                                                              ------------------------  -------------------------
                                                                  2012         2011         2012         2011
                                                              -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (184,635) $   308,758  $  (466,338) $   (541,429)
Net realized gains (losses)..................................     542,083      555,844      433,426    (1,135,443)
Change in unrealized gains (losses)..........................     979,910   (2,163,726)   6,008,989     3,972,636
                                                              -----------  -----------  -----------  ------------
Increase (decrease) in net assets from operations............   1,337,358   (1,299,124)   5,976,077     2,295,764
                                                              -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................      21,201       20,235       66,447        47,381
Benefit payments.............................................    (346,762)    (502,870)    (653,724)     (850,820)
Payments on termination......................................  (1,580,974)  (2,026,511)  (6,748,899)   (8,235,385)
Contract Maintenance Charge..................................     (42,862)     (51,182)    (191,572)     (211,878)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................    (619,959)    (537,840)  (1,530,855)   (2,144,894)
                                                              -----------  -----------  -----------  ------------
Increase (decrease) in net assets from contract transactions.  (2,569,356)  (3,098,168)  (9,058,603)  (11,395,596)
                                                              -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS............................  (1,231,998)  (4,397,292)  (3,082,526)   (9,099,832)
NET ASSETS AT BEGINNING OF PERIOD............................  11,112,338   15,509,630   45,526,129    54,625,961
                                                              -----------  -----------  -----------  ------------
NET ASSETS AT END OF PERIOD.................................. $ 9,880,340  $11,112,338  $42,443,603  $ 45,526,129
                                                              ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of period.................     600,704      752,378    1,894,222     2,366,859
       Units issued..........................................      13,402       38,922       88,940       151,224
       Units redeemed........................................    (139,970)    (190,596)    (429,846)     (623,861)
                                                              -----------  -----------  -----------  ------------
    Units outstanding at end of period.......................     474,136      600,704    1,553,316     1,894,222
                                                              ===========  ===========  ===========  ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance Agreements do not extinguish Allstate's contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.

Allstate issued the following variable annuity contracts through the Account (collectively the "Contracts"). The Account accepts additional deposits from existing contractholders but is closed to new customers.

AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) AIM Lifetime Enhanced Choice/SM/ Variable Annuity
AIM Lifetime Plus/SM/ Variable Annuity
AIM Lifetime Plus/SM/ II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra) Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex) Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios and the underlying mutual funds (collectively the "Funds"):

 ADVANCED SERIES TRUST                  ADVANCED SERIES TRUST (CONTINUED)
    AST Academic Strategies Asset          AST JPMorgan Global Thematic
        Allocation                             (Previously known as AST
    AST Advanced Strategies                    Horizon Growth Asset
    AST American Century Income &              Allocation)
        Growth (On May 4, 2012 AST         AST JPMorgan International Equity
        American Century Income &          AST JPMorgan Strategic
        Growth merged into AST New             Opportunities
        Discovery Asset Allocation)        AST Large-Cap Value
        (For the period beginning          AST Lord Abbett Core Fixed Income
        January 1, 2012 and ended          AST Marsico Capital Growth
        May 4, 2012)                       AST MFS Global Equity
    AST Balanced Asset Allocation          AST MFS Growth
    AST BlackRock Global Strategies        AST MFS Large-Cap Value* (For the
    AST BlackRock Value                        period beginning August 20,
    AST Bond Portfolio 2016*                   2012 and ended December 31,
    AST Bond Portfolio 2018                    2012)
    AST Bond Portfolio 2019                AST Mid-Cap Value
    AST Bond Portfolio 2020                AST Money Market
    AST Bond Portfolio 2021                AST Neuberger Berman Core Bond*
    AST Bond Portfolio 2022                AST Neuberger Berman / LSV Mid-Cap
    AST Bond Portfolio 2023 (For the           Value
        period beginning January 3,        AST Neuberger Berman Mid-Cap Growth
        2012 and ended December 31,        AST Neuberger Berman Small-Cap
        2012)                                  Growth
    AST Capital Growth Asset Allocation    AST New Discovery Asset Allocation
    AST CLS Moderate Asset Allocation          (For the period beginning
    AST Cohen & Steers Realty                  April 30, 2012 and ended
    AST Federated Aggressive Growth            December 31, 2012)
    AST FI Pyramis(R) Asset Allocation     AST Parametric Emerging Markets
    AST First Trust Balanced Target            Equity
    AST First Trust Capital                AST PIMCO Limited Maturity Bond
        Appreciation Target                AST PIMCO Total Return Bond
    AST Franklin Templeton Founding        AST Preservation Asset Allocation
        Funds                              AST Prudential Core Bond*
    Allocation (For the period             AST Quantitative Modeling*
        beginning April 30, 2012 and       AST QMA US Equity Alpha
        ended December 31, 2012)           AST Schroders Global Tactical
    AST Global Real Estate                     (Previously known as AST CLS
    AST Goldman Sachs Concentrated             Growth Asset Allocation)
        Growth                             AST Schroders Multi-Asset World
    AST Goldman Sachs Large-Cap Value          Strategies
    AST Goldman Sachs Mid-Cap Growth       AST Small-Cap Growth
    AST Goldman Sachs Small-Cap Value      AST Small-Cap Value
    AST High Yield                         AST T. Rowe Price Asset Allocation
    AST Horizon Moderate Asset             AST T. Rowe Price Equity Income
        Allocation                         AST T. Rowe Price Global Bond
    AST International Growth               AST T. Rowe Price Large-Cap Growth
    AST International Value                AST T. Rowe Price Natural Resources
    AST Investment Grade Bond              AST Wellington Management Hedged
    AST Jennison Large-Cap Growth*             Equity
    AST Jennison Large-Cap Value*          AST Western Asset Core Plus Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 ADVANCED SERIES TRUST (CONTINUED)      FIDELITY VARIABLE INSURANCE PRODUCTS
    AST Western Asset Emerging Markets    FUND (CONTINUED)
        Debt* (For the period              VIP Index 500
        beginning August 20, 2012 and      VIP Investment Grade Bond
        ended December 31, 2012)           VIP Overseas

 ALLIANCEBERNSTEIN VARIABLE PRODUCT     FIDELITY VARIABLE INSURANCE PRODUCTS
 SERIES FUND                              FUND (SERVICE CLASS 2)
    AllianceBernstein VPS Growth           VIP Asset Manager Growth (Service
    AllianceBernstein VPS Growth &             Class 2)
        Income                             VIP Contrafund (Service Class 2)
    AllianceBernstein VPS                  VIP Equity-Income (Service Class 2)
        International Value                VIP Freedom 2010 Portfolio
    AllianceBernstein VPS Large Cap            (Service Class 2)
        Growth                             VIP Freedom 2020 Portfolio
    AllianceBernstein VPS Small/Mid            (Service Class 2)
        Cap Value                          VIP Freedom 2030 Portfolio
    AllianceBernstein VPS Value                (Service Class 2)
                                           VIP Freedom Income Portfolio
 AMERICAN CENTURY VARIABLE PORTFOLIOS,         (Service Class 2)
 INC.                                      VIP Growth (Service Class 2)
    American Century VP Balanced           VIP Growth & Income (Service Class
    American Century VP International          2)
                                           VIP Growth Stock (Service Class 2)
 DREYFUS SOCIALLY RESPONSIBLE GROWTH       VIP High Income (Service Class 2)
 FUND, INC.                                VIP Index 500 (Service Class 2)
    Dreyfus Socially Responsible           VIP Investment Grade Bond (Service
        Growth Fund                            Class 2)
                                           VIP MidCap (Service Class 2)
 DREYFUS STOCK INDEX FUND                  VIP Money Market (Service Class 2)
    Dreyfus Stock Index Fund               VIP Overseas (Service Class 2)

 DREYFUS VARIABLE INVESTMENT FUND       FRANKLIN TEMPLETON VARIABLE INSURANCE
    VIF Growth & Income                   PRODUCTS TRUST
    VIF Money Market                       Franklin Flex Cap Growth Securities
                                           Franklin Growth and Income
 DWS VARIABLE INVESTMENT SERIES I              Securities
    DWS Bond VIP A                         Franklin High Income Securities
    DWS Capital Growth VIP A               Franklin Income Securities
    DWS Core Equity VIP A (Previously      Franklin Large Cap Growth
        known as DWS Growth and Income         Securities
        VIP A)                             Franklin Small Cap Value Securities
    DWS Global Small Cap Growth VIP A      Franklin Small-Mid Cap Growth
    DWS International VIP A                    Securities
                                           Franklin Templeton VIP Founding
 DWS VARIABLE INVESTMENT SERIES II             Funds Allocation (On
    DWS Global Income Builder VIP A II         September 21, 2012 Franklin
        (Previously known as DWS               Templeton VIP Founding Funds
        Balanced VIP A II)                     Allocation merged into AST
    DWS Money Market VIP A II                  Franklin Templeton Founding
    DWS Small Mid Cap Growth VIP A II          Funds Allocation) (For the
                                               period beginning January 1,
 FEDERATED INSURANCE SERIES                    2012 and ended September 21,
    Federated Prime Money Fund II              2012)
                                           Franklin U.S. Government Securities
 FIDELITY VARIABLE INSURANCE PRODUCTS      Mutual Global Discovery Securities
 FUND                                      Mutual Shares Securities
    VIP Contrafund                         Templeton Developing Markets
    VIP Equity-Income                          Securities
    VIP Growth                             Templeton Foreign Securities
    VIP High Income                        Templeton Global Bond Securities
                                           Templeton Growth Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST                INVESCO INVESTMENT SERVICES (CONTINUED)
    VIT Large Cap Value                                   Invesco Van Kampen V.I. High Yield
    VIT Mid Cap Value                                     Invesco Van Kampen V.I. Mid Cap Growth
    VIT Strategic Growth                                  Invesco Van Kampen V.I. Value
    VIT Strategic International Equity                    Invesco Van Kampen V.I. Value Opportunities
    VIT Structured Small Cap Equity                          (Previously known as Invesco V.I. Basic
    VIT Structured U.S. Equity                               Value)

INVESCO INVESTMENT SERVICES                           INVESCO INVESTMENT SERVICES (SERIES II)
    Invesco V.I. Balanced                                 Invesco V.I. Balanced II
    Invesco V.I. Capital Appreciation (On April 27,       Invesco V.I. Capital Appreciation II (On
       2012 Invesco V.I. Capital Appreciation                April 27, 2012 Invesco V.I. Capital
       merged into Invesco Van Kampen V.I. Capital           Appreciation II merged into Invesco Van
       Growth) (For the period beginning January 1,          Kampen V.I. Capital Growth Fund II) (For
       2012 and ended April 27, 2012)                        the period beginning January 1, 2012 and
    Invesco V.I. Capital Development (On April 27,           ended April 27, 2012)
       2012 Invesco V.I. Capital Development              Invesco V.I. Capital Development II (On
       merged into Invesco Van Kampen V.I. Mid               April 27, 2012 Invesco V.I. Capital
       Cap Growth) (For the period beginning                 Development II merged into Invesco Van
       January 1, 2012 and ended April 27, 2012)             Kampen V.I. Mid Cap Growth II) (For the
    Invesco V.I. Core Equity                                 period beginning January 1, 2012 and ended
    Invesco V.I. Diversified Dividend (Previously            April 27, 2012)
       known as Invesco V.I. Dividend Growth)             Invesco V.I. Core Equity II
    Invesco V.I. Diversified Income                       Invesco V.I. Diversified Dividend II (Previously
    Invesco V.I. Global Core Equity (Previously              known as Invesco V.I. Dividend Growth II)
       known as Invesco Van Kampen V.I. Global            Invesco V.I. Diversified Income II
       Value Equity)                                      Invesco V.I. Global Core Equity II (Previously
    Invesco V.I. Global Dividend Growth                      known as Invesco Van Kampen V.I. Global
    Invesco V.I. Government Securities                       Value Equity II)
    Invesco V.I. High Yield                               Invesco V.I. Global Dividend Growth II
    Invesco V.I. High Yield Securities                    Invesco V.I. Government Securities II
    Invesco V.I. Income Builder                           Invesco V.I. High Yield II
    Invesco V.I. International Growth                     Invesco V.I. High Yield Securities II
    Invesco V.I. Large Cap Growth                         Invesco V.I. Income Builder II
    Invesco V.I. Mid Cap Core Equity                      Invesco V.I. International Growth II
    Invesco V.I. Money Market                             Invesco V.I. Large Cap Growth II
    Invesco V.I. S&P 500 Index                            Invesco V.I. Mid Cap Core Equity II
    Invesco V.I. Technology                               Invesco V.I. Money Market II
    Invesco V.I. Utilities                                Invesco V.I. S&P 500 Index II
    Invesco Van Kampen V.I. American Franchise            Invesco V.I. Technology II
       (Previously known as Invesco Van Kampen            Invesco V.I. Utilities II
       V.I. Capital Growth) (For the period               Invesco Van Kampen V.I. American Franchise II
       beginning April 27, 2012 and ended                    (Previously known as Invesco Van Kampen
       December 31, 2012)                                    V.I. Capital Growth II) (For the period
    Invesco Van Kampen V.I. American Value                   beginning April 27, 2012 and ended
       (Previously known as Invesco Van Kampen               December 31, 2012)
       V.I. Mid Cap Value)                                Invesco Van Kampen V.I. American Value II
    Invesco Van Kampen V.I. Comstock                         (Previously known as Invesco Van Kampen
    Invesco Van Kampen V.I. Equity and Income                V.I. Mid Cap Value II)
    Invesco Van Kampen V.I. Government                    Invesco Van Kampen V.I. Capital Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 INVESCO INVESTMENT SERVICES (SERIES
 II) (CONTINUED)
    Invesco Van Kampen V.I. Comstock II MORGAN STANLEY VARIABLE INVESTMENT Invesco Van Kampen V.I. Equity and SERIES
        Income II                          Aggressive Equity
    Invesco Van Kampen V.I. Growth and     European Equity
        Income II                          Income Plus
    Invesco Van Kampen V.I.                Limited Duration
        International Growth Equity II     Money Market
    Invesco Van Kampen V.I. Mid Cap        Multi Cap Growth
        Growth II                          Strategist
    Invesco Van Kampen V.I. Value          Utilities
        Opportunities II (Previously
        known as Invesco V.I. Basic     MORGAN STANLEY VARIABLE INVESTMENT
        Value II)                         SERIES (CLASS Y SHARES)
                                           Aggressive Equity (Class Y Shares)
 JANUS ASPEN SERIES                        European Equity (Class Y Shares)
    Forty Portfolio                        Income Plus (Class Y Shares)
                                           Limited Duration (Class Y Shares)
 LAZARD RETIREMENT SERIES, INC.            Money Market (Class Y Shares)
    Emerging Markets Equity                Multi Cap Growth (Class Y Shares)
                                           Strategist (Class Y Shares)
 LEGG MASON PARTNERS VARIABLE INCOME       Utilities (Class Y Shares)
 TRUST
    Legg Mason ClearBridge Variable     NEUBERGER BERMAN ADVISORS MANAGEMENT
        Fundamental All Cap Value       TRUST
        Portfolio I                        AMT Large Cap Value (Previously
                                               known as AMT Partners)
 LEGG MASON PARTNERS VARIABLE              AMT Mid-Cap Growth
 PORTFOLIOS I, INC
    Legg Mason ClearBridge Variable     OPPENHEIMER VARIABLE ACCOUNT FUNDS
        Large Cap Value Portfolio I        Oppenheimer Balanced
                                           Oppenheimer Capital Appreciation
 LORD ABBETT SERIES FUND                   Oppenheimer Core Bond
    Bond-Debenture                         Oppenheimer Global Securities
    Fundamental Equity                     Oppenheimer Global Strategic Income
    Growth and Income                      Oppenheimer High Income (On
    Growth Opportunities                       October 26, 2012 Oppenheimer
    Mid-Cap Stock (Previously known as         High Income merged into
        Mid-Cap Value)                         Oppenheimer Global Strategic
                                               Income) (For the period
 MFS VARIABLE INSURANCE TRUST                  beginning January 1, 2012 and
    MFS Growth                                 ended October 26, 2012)
    MFS High Income                        Oppenheimer Main Street
    MFS Investors Trust                    Oppenheimer Main Street Small- &
    MFS New Discovery                          Mid-Cap
    MFS Research                           Oppenheimer Small- & Mid-Cap Growth
    MFS Research Bond
    MFS Utilities                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                          (SERVICE SHARES ("SS"))
 MFS VARIABLE INSURANCE TRUST (SERVICE     Oppenheimer Balanced (SS)
 CLASS)                                    Oppenheimer Capital Appreciation
    MFS Growth (Service Class)                 (SS)
    MFS Investors Trust (Service Class)    Oppenheimer Core Bond (SS)
    MFS New Discovery (Service Class)      Oppenheimer Global Securities (SS)
    MFS Research (Service Class)           Oppenheimer Global Strategic
    MFS Utilities (Service Class)              Income (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE     PUTNAM VARIABLE TRUST (CONTINUED)
  SHARES ("SS")) (CONTINUED)                       VT Global Equity
   Oppenheimer High Income (SS) (On                VT Global Health Care
       October 26, 2012 Oppenheimer High           VT Global Utilities
       Income (SS) merged into Oppenheimer         VT Growth and Income
       Global Strategic Income (SS)) (For the      VT Growth Opportunities
       period beginning January 1, 2012 and        VT High Yield
       ended October 26, 2012)                     VT Income
   Oppenheimer Main Street (SS)                    VT International Equity
   Oppenheimer Main Street Small- & Mid-Cap        VT International Growth
       (SS)                                        VT International Value
   Oppenheimer Small- & Mid-Cap Growth (SS)        VT Investors
                                                   VT Money Market
PIMCO VARIABLE INSURANCE TRUST                     VT Multi-Cap Growth
   Foreign Bond (US Dollar-Hedged)                 VT Multi-Cap Value
   Money Market                                    VT Research
   PIMCO Total Return                              VT Small Cap Value
   PIMCO VIT Commodity RealReturn Strategy         VT Voyager
       (Advisor Shares)
   PIMCO VIT Emerging Markets Bond (Advisor     PANORAMA SERIES FUND, INC. (SERVICE
       Shares)                                    SHARES ("SS"))
   PIMCO VIT RealReturn (Advisor Shares)           Oppenheimer International Growth (SS)*
   PIMCO VIT Total Return (Advisor Shares)
                                                RYDEX VARIABLE TRUST
PROFUNDS VP                                        Rydex VT Nasdaq 100 Strategy Fund*
   ProFund VP Consumer Goods Portfolio*
   ProFund Consumer Services Portfolio*         THE UNIVERSAL INSTITUTIONAL FUNDS, INC
   ProFund VP Financials                           Van Kampen UIF Core Plus Fixed Income
   ProFund VP Health Care                          Van Kampen UIF Emerging Markets Equity
   ProFund VP Industrials*                         Van Kampen UIF Global Tactical Asset
   Profund VP Large-Cap Growth*                        Allocation Portfolio
   Profund VP Large-Cap Value*                     Van Kampen UIF Growth
   ProFund VP Mid-Cap Growth*                      Van Kampen UIF Mid Cap Growth
   ProFund VP Mid-Cap Value                        Van Kampen UIF U.S. Real Estate
   ProFund VP Real Estate*
   ProFund VP Small-Cap Growth*                 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   ProFund VP Small-Cap Value*                  (CLASS II)
   ProFund VP Telecommunications                   Van Kampen UIF Emerging Markets Debt
   ProFund VP Utilities                                (Class II)
                                                   Van Kampen UIF Emerging Markets Equity
PUTNAM VARIABLE TRUST                                  (Class II)
   VT American Government Income                   Van Kampen UIF Global Franchise (Class
   VT Capital Opportunities                            II)
   VT Diversified Income                           Van Kampen UIF Growth (Class II)
   VT Equity Income                                Van Kampen UIF Mid Cap Growth (Class II)
   VT George Putnam Balanced                       Van Kampen UIF Small Company Growth
   VT Global Asset Allocation                          (Class II)
                                                   Van Kampen UIF U.S. Real Estate (Class
                                                       II)

--------
*FUND WAS AVAILABLE, BUT HAD NO NET ASSETS AS OF DECEMBER 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders' deposits are included in the Allstate general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account.

The Account had no liability for unrecognized tax benefits as of December 31, 2012. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


3.  FAIR VALUE OF ASSETS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:    Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

Level 2:    Assets whose values are based on the following:
            (a) Quoted prices for similar assets in active markets;
            (b) Quoted prices for identical or similar assets in markets that are not active; or
            (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full  term of the asset.

Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers.

CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account - net" on the Statements of Changes in Net Assets.

4.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

5.  PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2012 were as follows:

                                                                  PURCHASES
                                                                  ----------
    Investments in the Advanced Series Trust Sub-Accounts:
       AST Academic Strategies Asset Allocation                   $1,160,101
       AST Advanced Strategies                                       551,072
       AST Balanced Asset Allocation                               2,319,681
       AST BlackRock Global Strategies                                16,945
       AST BlackRock Value                                             5,817
       AST Bond Portfolio 2018                                         7,186
       AST Bond Portfolio 2019                                        38,913
       AST Bond Portfolio 2020                                        12,556
       AST Bond Portfolio 2021                                         8,880
       AST Bond Portfolio 2022                                       292,730
       AST Bond Portfolio 2023 (z)                                   193,024
       AST Capital Growth Asset Allocation                         2,574,784
       AST CLS Moderate Asset Allocation                             227,730
       AST Cohen & Steers Realty                                      26,225
       AST Federated Aggressive Growth                                 7,811
       AST FI Pyramis(R) Asset Allocation                             76,671
       AST First Trust Balanced Target                               601,238
       AST First Trust Capital Appreciation Target                 4,868,239
       AST Franklin Templeton Founding Funds Allocation (u)(ab)    3,185,383
       AST Global Real Estate                                            167
       AST Goldman Sachs Concentrated Growth                             287
       AST Goldman Sachs Large-Cap Value                               3,467
       AST Goldman Sachs Mid-Cap Growth                                4,892

(u) On September 21, 2012, Franklin Templeton VIP Founding Funds Allocation Fund merged into AST Franklin Templeton Founding Funds Allocation
(z) For the period beginning January 3, 2012 and ended December 31, 2012
(ab) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                 ----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST Goldman Sachs Small-Cap Value                                             $      161
   AST High Yield                                                                    51,007
   AST Horizon Moderate Asset Allocation                                             95,135
   AST International Growth                                                             840
   AST International Value                                                            1,510
   AST Investment Grade Bond                                                      5,612,845
   AST JPMorgan Global Thematic (w)                                                  30,935
   AST JPMorgan International Equity                                                    881
   AST JPMorgan Strategic Opportunities                                             761,403
   AST Large-Cap Value                                                                5,320
   AST Lord Abbett Core Fixed Income                                                 15,769
   AST Marsico Capital Growth                                                        28,170
   AST MFS Global Equity                                                             14,528
   AST Mid-Cap Value                                                                    401
   AST Money Market                                                                 791,808
   AST Neuberger Berman / LSV Mid-Cap Value                                             811
   AST Neuberger Berman Mid-Cap Growth                                                7,547
   AST New Discovery Asset Allocation (ab)                                            5,636
   AST Parametric Emerging Markets Equity                                             1,235
   AST PIMCO Limited Maturity Bond                                                   16,461
   AST PIMCO Total Return Bond                                                       62,239
   AST Preservation Asset Allocation                                              2,170,304
   AST QMA US Equity Alpha                                                           14,572
   AST Schroders Global Tactical                                                    128,318
   AST Schroders Multi-Asset World Strategies                                       492,154
   AST Small-Cap Growth                                                                 241
   AST Small-Cap Value                                                                  479
   AST T. Rowe Price Asset Allocation                                             1,021,280
   AST T. Rowe Price Equity Income                                                   13,955
   AST T. Rowe Price Global Bond                                                      6,056
   AST T. Rowe Price Large-Cap Growth                                                   255
   AST T. Rowe Price Natural Resources                                                8,943
   AST Wellington Management Hedged Equity                                            5,046
   AST Western Asset Core Plus Bond                                                  13,792

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth                                                     288,750
   AllianceBernstein VPS Growth & Income                                          1,509,257
   AllianceBernstein VPS International Value                                      1,096,663
   AllianceBernstein VPS Large Cap Growth                                           591,753
   AllianceBernstein VPS Small/Mid Cap Value                                        937,637
   AllianceBernstein VPS Value                                                       33,325

(w) Previously known as AST Horizon Growth Asset Allocation
(ab) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                 ----------
Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced                                                  $      226
   American Century VP International                                                     38

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund                                             121

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund                                                          32,085

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income                                                                1,115
   VIF Money Market                                                                 206,000

Investments in the DWS Variable Investment Series I Sub-Accounts:
   DWS Bond VIP A                                                                    94,195
   DWS Capital Growth VIP A                                                          15,369
   DWS Core Equity VIP A (i)                                                         14,320
   DWS Global Small Cap Growth VIP A                                                 61,814
   DWS International VIP A                                                            7,412

Investments in the DWS Variable Investment Series II Sub-Accounts:
   DWS Global Income Builder VIP A II (j)                                            37,312
   DWS Money Market VIP A II                                                         25,165
   DWS Small Mid Cap Growth VIP A II                                                  6,846

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II                                                     42,085

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund                                                                   184,298
   VIP Equity-Income                                                                 83,794
   VIP Growth                                                                       146,511
   VIP High Income                                                                   66,507
   VIP Index 500                                                                    201,687
   VIP Investment Grade Bond                                                        133,792
   VIP Overseas                                                                      86,874

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)                                           918
   VIP Contrafund (Service Class 2)                                               2,845,611
   VIP Equity-Income (Service Class 2)                                               62,191
   VIP Freedom 2010 Portfolio (Service Class 2)                                     953,141

(i) Previously known as DWS Growth and Income VIP A
(j) Previously known as DWS Balanced VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                -----------
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2)
  Sub-Accounts (continued):
   VIP Freedom 2020 Portfolio (Service Class 2)                                 $   757,055
   VIP Freedom 2030 Portfolio (Service Class 2)                                     484,697
   VIP Freedom Income Portfolio (Service Class 2)                                   280,929
   VIP Growth (Service Class 2)                                                         946
   VIP Growth & Income (Service Class 2)                                            645,927
   VIP Growth Stock (Service Class 2)                                               445,058
   VIP High Income (Service Class 2)                                                430,477
   VIP Index 500 (Service Class 2)                                                1,232,835
   VIP Investment Grade Bond (Service Class 2)                                          111
   VIP MidCap (Service Class 2)                                                   1,514,147
   VIP Money Market (Service Class 2)                                             5,600,410
   VIP Overseas (Service Class 2)                                                       681

Investments in the Franklin Templeton Variable Insurance Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities                                              188,448
   Franklin Growth and Income Securities                                          1,863,811
   Franklin High Income Securities                                                2,598,255
   Franklin Income Securities                                                    15,709,791
   Franklin Large Cap Growth Securities                                           2,334,867
   Franklin Small Cap Value Securities                                            1,232,787
   Franklin Small-Mid Cap Growth Securities                                         153,923
   Franklin U.S. Government Securities                                            6,663,947
   Mutual Global Discovery Securities                                             1,628,487
   Mutual Shares Securities                                                       2,379,706
   Templeton Developing Markets Securities                                        1,000,115
   Templeton Foreign Securities                                                   5,099,303
   Templeton Global Bond Securities                                                 251,262
   Templeton Growth Securities                                                       27,572

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Large Cap Value                                                              374,900
   VIT Mid Cap Value                                                                 73,451
   VIT Strategic Growth                                                                 110
   VIT Strategic International Equity                                                    53
   VIT Structured Small Cap Equity                                                  282,448
   VIT Structured U.S. Equity                                                       410,485

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. Capital Appreciation (n)(x)                                          53,235
   Invesco V.I. Capital Development (p)(x)                                          130,600

(n) On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. Capital Growth
(p) On April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth
(x) For the period beginning January 1, 2012 and ended April 27, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                           PURCHASES
                                                                          -----------
Investments in the Invesco Investment Services Sub-Accounts (continued):
   Invesco V.I. Core Equity                                               $ 1,648,730
   Invesco V.I. Diversified Income                                          1,371,765
   Invesco V.I. Diversified Dividend (c)                                    3,455,812
   Invesco V.I. Global Core Equity (g)                                      1,041,812
   Invesco V.I. Government Securities                                       1,632,317
   Invesco V.I. High Yield                                                    889,436
   Invesco V.I. High Yield Securities                                       2,141,600
   Invesco V.I. International Growth                                          641,307
   Invesco V.I. Mid Cap Core Equity                                           523,363
   Invesco V.I. Money Market                                                3,081,425
   Invesco V.I. S&P 500 Index                                               1,962,076
   Invesco V.I. Technology                                                    194,045
   Invesco V.I. Utilities                                                     856,582
   Invesco Van Kampen V.I. American Franchise (e)(aa)                      62,836,353
   Invesco Van Kampen V.I. American Value (l)                               1,122,183
   Invesco Van Kampen V.I. Comstock                                           765,780
   Invesco Van Kampen V.I. Equity and Income                                2,006,434
   Invesco Van Kampen V.I. Mid Cap Growth                                  13,159,461
   Invesco Van Kampen V.I. Value Opportunities (a)                            284,687

Investments in the Invesco Investment Services (Series II) Sub-Accounts:
   Invesco V.I. Capital Appreciation II (o)(x)                                  7,716
   Invesco V.I. Capital Development II (q)(x)                                   6,358
   Invesco V.I. Core Equity II                                                 52,845
   Invesco V.I. Diversified Income II                                          67,321
   Invesco V.I. Diversified Dividend II (d)                                   951,803
   Invesco V.I. Global Core Equity II (h)                                     669,769
   Invesco V.I. Government Securities II                                       27,678
   Invesco V.I. High Yield II                                                  29,682
   Invesco V.I. High Yield Securities II                                    1,182,594
   Invesco V.I. International Growth II                                       158,927

(a) Previously known as Invesco V.I. Basic Value
(c) Previously known as Invesco V.I. Dividend Growth
(d) Previously known as Invesco V.I. Dividend Growth II
(e) Previously known as Invesco Van Kampen V.I. Capital Growth
(g) Previously known as Invesco Van Kampen V.I. Global Value Equity
(h) Previously known as Invesco Van Kampen V.I. Global Value Equity II
(l) Previously known as Invesco Van Kampen V.I. Mid Cap Value
(o) On April 27, 2012, Invesco V.I. Capital Appreciation II merged into Invesco Van Kampen V.I. Capital Growth II
(q) On April 27, 2012, Invesco V.I. Capital Development II merged into Invesco Van Kampen V.I. Mid Cap Growth II
(x) For the period beginning January 1, 2012 and ended April 27, 2012
(aa) For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                     PURCHASES
                                                                                     ----------
Investments in the Invesco Investment Service (Series II) Sub-Accounts (continued):
   Invesco V.I. Mid Cap Core Equity II                                               $   79,644
   Invesco V.I. Money Market II                                                          10,111
   Invesco V.I. S&P 500 Index II                                                      4,929,455
   Invesco V.I. Technology II                                                             6,788
   Invesco V.I. Utilities II                                                             25,152
   Invesco Van Kampen V.I. American Franchise II (f)(aa)                              2,565,578
   Invesco Van Kampen V.I. American Value II (m)                                        581,850
   Invesco Van Kampen V.I. Comstock II                                                2,462,636
   Invesco Van Kampen V.I. Equity and Income II                                       2,113,842
   Invesco Van Kampen V.I. Growth and Income II                                       1,492,232
   Invesco Van Kampen V.I. Mid Cap Growth II                                          1,693,226
   Invesco Van Kampen V.I. Value Opportunities II (b)                                   153,899

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio                                                                           56

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity                                                                   25

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I                     20

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I                               33

Investments in the Lord Abbett Series Fund Sub-Accounts:
   Bond-Debenture                                                                     4,725,582
   Fundamental Equity                                                                   610,245
   Growth and Income                                                                    715,682
   Growth Opportunities                                                               1,282,841
   Mid-Cap Stock (k)                                                                    677,071

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth                                                                               237
   MFS High Income                                                                       30,808
   MFS Investors Trust                                                                   23,163
   MFS New Discovery                                                                    172,010
   MFS Research                                                                           4,505
   MFS Research Bond                                                                     83,018
   MFS Utilities                                                                         20,583

(b) Previously known as Invesco V.I. Basic Value II
(f) Previously known as Invesco Van Kampen V.I. Capital Growth II
(k) Previously known as Mid-Cap Value
(m) Previously known as Invesco Van Kampen V.I. Mid Cap Value II
(aa) For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                PURCHASES
                                                                               -----------
Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class)                                                  $       168
   MFS Investors Trust (Service Class)                                               1,005
   MFS New Discovery (Service Class)                                                21,135
   MFS Research (Service Class)                                                        535
   MFS Utilities (Service Class)                                                    94,971

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity                                                             1,050,889
   European Equity                                                               1,227,092
   Income Plus                                                                   6,941,262
   Limited Duration                                                                508,686
   Money Market                                                                  8,246,489
   Multi Cap Growth                                                              4,174,289
   Strategist                                                                    3,648,228
   Utilities                                                                     6,342,497

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)                                            1,365,195
   European Equity (Class Y Shares)                                                323,179
   Income Plus (Class Y Shares)                                                  9,210,193
   Limited Duration (Class Y Shares)                                             2,599,183
   Money Market (Class Y Shares)                                                11,233,801
   Multi Cap Growth (Class Y Shares)                                             1,845,454
   Strategist (Class Y Shares)                                                   1,456,306
   Utilities (Class Y Shares)                                                    2,063,957

Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
   AMT Mid-Cap Growth                                                                6,975
   AMT Large Cap Value (ae)                                                             76

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced                                                             62,924
   Oppenheimer Capital Appreciation                                                137,176
   Oppenheimer Core Bond                                                            97,431
   Oppenheimer Global Securities                                                   141,853
   Oppenheimer Global Strategic Income (r)                                         417,179
   Oppenheimer High Income (r)(y)                                                   43,704
   Oppenheimer Main Street                                                          45,076
   Oppenheimer Main Street Small- & Mid-Cap                                         68,722
   Oppenheimer Small- & Mid-Cap Growth                                                 345

(r) On October 26, 2012, Oppenheimer High Income merged into Oppenheimer Global Strategic Income
(ae) Previously known as AMT Partners
(y) For the period beginning January 1, 2012 and ended October 26, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                PURCHASES
                                                                               -----------
Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Balanced (SS)                                                   $   366,869
   Oppenheimer Capital Appreciation (SS)                                         1,079,743
   Oppenheimer Core Bond (SS)                                                    6,257,022
   Oppenheimer Global Securities (SS)                                              629,509
   Oppenheimer Global Strategic Income (SS) (s)                                 18,623,974
   Oppenheimer High Income (SS) (s)(y)                                           2,227,480
   Oppenheimer Main Street (SS)                                                  1,882,328
   Oppenheimer Main Street Small- & Mid-Cap (SS)                                   708,921
   Oppenheimer Small- & Mid-Cap Growth (SS)                                        184,703

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)                                                      90
   Money Market                                                                         92
   PIMCO Total Return                                                                  104
   PIMCO VIT Commodity RealReturn Strategy (Advisor Shares)                        401,315
   PIMCO VIT Emerging Markets Bond (Advisor Shares)                                550,164
   PIMCO VIT RealReturn (Advisor Shares)                                         2,043,310
   PIMCO VIT Total Return (Advisor Shares)                                       2,951,254

Investments in the ProFunds VP Sub-Accounts:
   ProFund VP Financials                                                               259
   ProFund VP Health Care                                                               13
   ProFund VP Mid-Cap Value                                                              7
   ProFund VP Telecommunications                                                       129
   ProFund VP Utilities                                                                463

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income                                                 5,681,419
   VT Capital Opportunities                                                        141,134
   VT Diversified Income                                                         3,092,877
   VT Equity Income                                                              3,508,570
   VT George Putnam Balanced                                                     2,972,344
   VT Global Asset Allocation                                                    1,261,474
   VT Global Equity                                                                405,443
   VT Global Health Care                                                         2,933,313
   VT Global Utilities                                                             686,464
   VT Growth and Income                                                          3,436,816
   VT Growth Opportunities                                                         422,231
   VT High Yield                                                                 6,516,694
   VT Income                                                                     9,656,725

(s) On October 26, 2012, Oppenheimer High Income (SS) merged into Oppenheimer Global Strategic Income (SS)
(y) For the period beginning January 1, 2012 and ended October 26, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                      PURCHASES
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT International Equity                                                           $  3,336,996
   VT International Value                                                                 639,389
   VT International Growth                                                                447,845
   VT Investors                                                                         1,362,556
   VT Money Market                                                                     33,427,947
   VT Multi-Cap Growth                                                                    438,514
   VT Multi-Cap Value                                                                     576,912
   VT Research                                                                            461,494
   VT Small Cap Value                                                                   1,211,488
   VT Voyager                                                                           1,615,769

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income                                                   83,902
   Van Kampen UIF Emerging Markets Equity                                                 709,789
   Van Kampen UIF Global Tactical Asset Allocation Portfolio                              587,031
   Van Kampen UIF Growth                                                                1,943,469
   Van Kampen UIF Mid Cap Growth                                                        2,428,005
   Van Kampen UIF U.S. Real Estate                                                      1,347,870

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)                                      1,359,196
   Van Kampen UIF Emerging Markets Equity (Class II)                                      498,070
   Van Kampen UIF Global Franchise (Class II)                                           4,683,016
   Van Kampen UIF Growth (Class II)                                                       497,353
   Van Kampen UIF Mid Cap Growth (Class II)                                             4,255,925
   Van Kampen UIF Small Company Growth (Class II)                                         379,045
   Van Kampen UIF U.S. Real Estate (Class II)                                           1,809,168
                                                                                     ------------
                                                                                     $424,511,606
                                                                                     ============

6.  FINANCIAL HIGHLIGHTS

Allstate Life Insurance Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life Insurance Company and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts:
     AST Academic Strategies Asset Allocation
     2012            667   $ 9.51 - 10.27    $ 6,651       1.09%        1.15 - 2.60%      9.71 -  11.28%
     2011            713     8.66 -  9.23      6,421       0.65         1.15 - 2.60      -5.13 -  -3.77
     2010            819     9.13 -  9.59      7,705       0.88         1.15 - 2.60       9.12 -  10.69
     2009            831     8.37 -  8.66      7,097       2.23         1.15 - 2.60      21.20 -  22.94
     2008            867     6.91 -  7.05      6,065       2.29         1.15 - 2.60     -33.56 - -32.61

     AST Advanced Strategies
     2012            233    10.53 - 11.37      2,580       1.50         1.15 - 2.60      10.76 -  12.35
     2011            220     9.50 - 10.12      2,181       1.02         1.15 - 2.60      -2.42 -  -1.03
     2010            251     9.74 - 10.23      2,523       1.05         1.15 - 2.60      10.82 -  12.41
     2009            257     8.79 -  9.10      2,313       2.97         1.15 - 2.60      23.00 -  24.76
     2008            189     7.51 -  7.29      1,365       3.21         1.15 - 2.60     -31.59 -  30.60

     AST American Century Income & Growth (t)
     2012 (ae)         -      N/A -  N/A           -       0.00         1.50 - 1.50       8.72 -   8.72
     2011             <1     8.17 -  8.17          5       0.92         1.50 - 1.50       2.04 -   2.04
     2010              0     8.00 -  8.00          3       1.09         1.50 - 1.50      12.16 -  12.16
     2009              1     7.14 -  7.14          8       2.64         1.50 - 1.50      16.03 -  16.03
     2008              2     6.15 -  6.15         11       1.80         1.50 - 1.50     -35.71 - -35.71

     AST Balanced Asset Allocation
     2012            853    10.17 - 10.93      9,092       0.97         1.00 - 2.35      11.32 -  12.10
     2011            850     9.14 -  9.75      8,187       0.64         1.15 - 2.65      -3.76 -  -2.34
     2010          1,013     9.49 -  9.99     10,009       0.78         1.15 - 2.65       9.41 -  11.04
     2009            971     8.68 -  8.99      8,667       1.45         1.15 - 2.65      20.11 -  21.89
     2008            616     7.22 -  7.38      4,519       1.11         1.15 - 2.65     -30.54 - -29.51

     AST BlackRock Value
     2012              3     8.51 -  8.74         22       1.04         1.15 - 1.65      11.56 -  12.11
     2011              2     7.63 -  7.80         15       0.72         1.15 - 1.65      -2.11 -  -1.62
     2010              2     7.79 -  7.92         17       1.47         1.15 - 1.65      10.61 -  11.16
     2009              2     7.04 -  7.13         17       0.89         1.15 - 1.65      16.34 -  16.91
     2008              2     6.05 -  6.10         13       6.23         1.15 - 1.65     -38.32 - -38.01

     AST BlackRock Global Strategies
     2012              2    10.11 - 10.11         17       0.00         1.55 - 1.55      10.18 -  10.18

(t) On May 4, 2012, AST American Century Income & Growth merged into AST New Discovery Asset Allocation
(ae) For the period beginning January 1, 2012 and ended May 4, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Bond Portfolio 2018
     2012           46    $14.14 - 14.41     $  660       0.46%        1.50 - 1.90%      4.11 -   4.15%
     2011           61     13.59 - 13.83        842       0.47         1.50 - 2.00      11.35 -  11.90
     2010           83     12.20 - 12.36      1,029       0.99         1.50 - 2.00       9.00 -   9.54
     2009           98     11.19 - 11.28      1,105       0.29         1.50 - 2.00      -7.89 -  -7.44
     2008           86     12.15 - 12.19      1,051       0.00         1.50 - 2.00      21.16 -  21.56

     AST Bond Portfolio 2019
     2012           23     14.23 - 14.56        335       0.87         1.50 - 2.00       3.78 -   4.29
     2011           23     13.71 - 13.96        323       0.86         1.50 - 2.00      13.70 -  14.26
     2010           37     12.06 - 12.22        454       0.72         1.50 - 2.00       9.17 -   9.71
     2009           33     11.05 - 11.14        366       0.52         1.50 - 2.00      -9.51 -  -9.07
     2008            6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

     AST Bond Portfolio 2020
     2012           <1     11.67 - 11.90          0       2.51         1.50 - 2.00       4.26 -   4.74
     2011            7     11.19 - 11.36         81       1.61         1.50 - 2.00      16.35 -  16.92
     2010           62      9.62 -  9.72        601       0.00         1.50 - 2.00       9.65 -  10.19
     2009           <1      8.82 -  8.82          2       0.00         1.50 - 1.50     -11.82 - -11.82
     2008            6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

     AST Bond Portfolio 2021
     2012           25     13.57 - 13.77        337       0.63         1.50 - 2.00       4.69 -   5.21
     2011           34     12.96 - 13.09        437       0.15         1.50 - 2.00      17.94 -  18.52
     2010           27     10.95 - 11.04        301       0.00         1.50 - 2.35       9.52 -  10.44

     AST Bond Portfolio 2022
     2012           44     12.37 - 12.58        558       0.03         1.50 - 2.35       3.41 -   4.28
     2011           53     11.96 - 12.06        633       0.00         1.50 - 2.35      19.60 -  20.60

     AST Bond Portfolio 2023
     2012 (z)       18     10.43 - 10.43        192       0.00         1.50 - 1.50       4.33 -   4.33

     AST Capital Growth Asset Allocation
     2012          647      9.54 - 10.12      6,390       0.91         1.15 - 2.25      12.43 -  13.15
     2011          607      8.43 -  9.00      5,335       0.52         1.15 - 2.65      -4.95 -  -3.54
     2010          708      8.87 -  9.33      6,496       1.03         1.15 - 2.65      10.45 -  12.08
     2009          689      8.03 -  8.32      5,664       1.91         1.15 - 2.65      22.09 -  23.90
     2008          662      6.58 -  6.72      4,408       1.73         1.15 - 2.65     -36.62 - -35.68

(z) For the period beginning January 3, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                 ------------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS       UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S)   LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------   ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Schroders Global Tactical (v)
     2012          38      $10.37 - 10.54     $  402       0.63%        1.15 - 1.50%     14.39 -  14.58%
     2011          28        9.06 -  9.19        255       0.26         1.15 - 1.55      -3.88 -  -3.50
     2010          33        9.43 -  9.53        317       0.39         1.15 - 1.55      12.60 -  13.04
     2009          22        8.37 -  8.43        181       0.70         1.15 - 1.55      24.91 -  25.41
     2008           9        6.71 -  6.72         59       0.52         1.15 - 1.50     -33.60 - -33.45

     AST CLS Moderate Asset Allocation
     2012         169        9.83 - 10.53      1,741       0.61         1.15 - 2.65       7.43 -   9.02
     2011         170        9.15 -  9.66      1,613       0.39         1.15 - 2.65      -4.35 -  -2.93
     2010         185        9.57 -  9.95      1,823       0.54         1.15 - 2.65       9.03 -  10.64
     2009         185        8.77 -  8.99      1,650       0.39         1.15 - 2.65      20.20 -  21.98
     2008         102        7.30 -  7.37        746       0.00         1.15 - 2.65     -27.59 - -26.87

     AST Cohen & Steers Realty
     2012           6       11.70 - 12.02         74       1.82         1.15 - 1.65      14.03 -  15.22
     2011           4       10.16 - 10.54         42       0.66         1.15 - 2.00       4.50 -   5.38
     2010           4        9.72 - 10.00         41       1.78         1.15 - 2.00      26.17 -  27.23
     2009           4        7.77 -  7.86         33       2.62         1.15 - 1.65      29.78 -  30.43
     2008           4        5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79

     AST Federated Aggressive Growth
     2012           2        9.65 - 10.00         20       0.00         1.00 - 1.65      18.12 -  19.67
     2011           2        8.17 -  8.35         17       0.43         1.15 - 1.65     -14.52 - -14.10
     2010           1        9.56 -  9.73         13       0.05         1.15 - 1.65      30.39 -  31.04
     2009           1        7.33 -  7.42         11       0.24         1.15 - 1.65      30.50 -  31.15
     2008           2        5.62 -  5.66         12       0.00         1.15 - 1.65     -45.00 - -44.73

     AST FI Pyramis(R) Asset Allocation
     2012          20       10.25 - 10.96        221       0.56         1.15 - 2.60      10.75 -  12.34
     2011          18        9.26 -  9.75        175       0.21         1.15 - 2.60      -4.94 -  -3.58
     2010          23        9.74 - 10.11        234       0.35         1.15 - 2.60      10.45 -  12.03
     2009          24        8.82 -  9.03        218       0.48         1.15 - 2.60      18.15 -  19.85
     2008          17        7.46 -  7.53        128       0.00         1.15 - 2.60     -26.15 - -25.44

     AST First Trust Balanced Target
     2012         263        9.24 -  9.98      2,555       2.14         1.15 - 2.60       7.82 -   9.37
     2011         266        8.57 -  9.12      2,381       1.69         1.15 - 2.60      -4.00 -  -2.62
     2010         345        8.92 -  9.37      3,181       1.45         1.15 - 2.60      11.46 -  13.06
     2009         327        8.01 -  8.29      2,680       3.70         1.15 - 2.60      20.71 -  22.44
     2008         275        6.63 -  6.77      1,845       3.49         1.15 - 2.60     -36.15 - -35.23

(v) Previously known as AST CLS Growth Asset Allocation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST First Trust Capital Appreciation Target
     2012          1,112   $ 8.71 -  9.41    $10,160       1.72%        1.15 - 2.60%     10.05 -  11.63%
     2011          1,133     7.92 -  8.43      9,291       1.21         1.15 - 2.60      -8.59 -  -7.28
     2010          1,669     8.66 -  9.10     14,890       1.99         1.15 - 2.60      16.00 -  17.66
     2009          1,369     7.47 -  7.73     10,439       2.21         1.15 - 2.60      22.78 -  24.54
     2008          1,075     6.08 -  6.21      6,607       2.32         1.15 - 2.60     -42.22 - -41.38

     AST Franklin Templeton Founding Funds Allocation (u)
     2012 (ab)       278    10.71 - 10.79      2,991       0.00         1.15 - 2.25       7.08 -   7.86

     AST Global Real Estate
     2012             <1    11.20 - 11.45          3       1.76         1.15 - 1.65      24.74 -  25.36
     2011             <1     8.98 -  9.13          2       2.05         1.15 - 1.65      -6.58 -  -6.12
     2010             <1     9.61 -  9.73          3       1.12         1.15 - 1.65      18.25 -  18.83
     2009             <1     8.18 -  8.18          2       3.99         1.15 - 1.15      33.56 -  33.56
     2008             <1     6.13 -  6.13         <1       0.00         1.15 - 1.15     -39.78 - -39.78

     AST Goldman Sachs Concentrated Growth
     2012              4    10.95 - 11.15         49       0.31         1.15 - 1.50      17.99 -  18.40
     2011              6     9.28 -  9.42         53       0.20         1.15 - 1.50      -5.38 -  -5.05
     2010              5     9.81 -  9.92         51       0.08         1.15 - 1.50       8.66 -   9.03
     2009              5     9.02 -  9.10         45       0.00         1.15 - 1.50      47.19 -  47.70
     2008              5     6.13 -  6.16         30       0.53         1.15 - 1.50     -41.15 - -40.95

     AST Goldman Sachs Large-Cap Value
     2012              1     8.55 -  8.72          8       0.44         1.15 - 1.50      17.89 -  18.30
     2011              2     7.26 -  7.37         16       0.99         1.15 - 1.50      -6.92 -  -6.59
     2010              2     7.80 -  7.89         17       1.52         1.15 - 1.50      11.22 -  11.60
     2009              2     7.01 -  7.07         15       1.93         1.15 - 1.50      17.43 -  17.83
     2008              5     5.93 -  6.00         30       2.11         1.15 - 2.00     -41.85 - -41.73

     AST Goldman Sachs Mid-Cap Growth
     2012              3    12.20 - 12.76         42       0.00         1.15 - 2.00      17.26 -  18.25
     2011              4    10.40 - 10.79         48       0.00         1.15 - 2.00      -4.88 -  -4.08
     2010              4    10.93 - 11.25         50       0.00         1.15 - 2.00      17.47 -  18.46
     2009              6     9.31 -  9.50         57       0.00         1.15 - 2.00      54.01 -  55.31
     2008              6     6.09 -  6.12         38       0.00         1.15 - 1.50     -41.67 - -41.47

(u) On September 21, 2012, Franklin Templeton VIP Founding Funds Allocation merged into AST Franklin Templeton Founding Funds Allocation
(ab) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                 ------------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS       UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S)   LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------   ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Goldman Sachs Small-Cap Value
     2012          <1      $13.49 - 13.79      $  6        0.58%        1.15 - 1.65%     13.81 -  14.37%
     2011          <1       11.85 - 12.05         5        1.22         1.15 - 1.65      -0.34 -   0.15
     2010          <1       11.89 - 12.03         5        2.09         1.15 - 1.65      24.71 -  25.32
     2009          <1        9.60 -  9.60         3        1.27         1.15 - 1.15      25.40 -  25.40
     2008          <1        7.66 -  7.66         2        0.00         1.15 - 1.15     -23.68 - -23.68

     AST High Yield
     2012           6       13.16 - 13.52        85        6.69         1.00 - 1.50      12.43 -  13.49
     2011           3       11.70 - 11.91        33        3.49         1.15 - 1.55       1.60 -   2.00
     2010           8       11.52 - 11.68        87        1.84         1.15 - 1.55      11.77 -  12.21
     2009           3       10.31 - 10.41        35        6.83         1.15 - 1.55      33.48 -  34.01
     2008           5        7.72 -  7.77        39        9.59         1.15 - 1.55      -26.68  -26.39

     AST JPMorgan Global Thematic (w)
     2012          11       10.76 - 11.14       119        0.58         1.15 - 1.90      12.27 -  12.29
     2011          13        9.59 -  9.92       129        0.33         1.15 - 2.10      -2.61 -  -1.70
     2010          14        9.85 - 10.10       138        0.38         1.15 - 2.10      11.47 -  12.52
     2009          16        8.83 -  8.97       139        0.35         1.15 - 2.10      24.06 -  25.22
     2008          15        7.12 -  7.16       106        0.05         1.15 - 2.10     -29.59 - -29.15

     AST Horizon Moderate Asset Allocation
     2012          50       10.59 - 11.01       543        0.62         1.15 - 2.00       7.96 -   8.88
     2011          47        9.81 - 10.12       469        0.49         1.15 - 2.00      -2.46 -  -1.64
     2010          55       10.06 - 10.28       557        0.42         1.15 - 2.00       9.41 -  10.33
     2009          53        9.19 -  9.32       492        0.25         1.15 - 2.00      20.96 -  21.98
     2008          37        7.60 -  7.64       279        0.02         1.15 - 2.00     -24.68 - -24.25

     AST International Growth
     2012           6        8.24 -  8.47        51        1.19         1.15 - 1.65      18.41 -  18.99
     2011           7        6.96 -  7.12        47        0.63         1.15 - 1.65     -14.34 - -13.91
     2010           7        8.13 -  8.27        55        0.30         1.15 - 1.65      12.64 -  13.19
     2009          10        7.21 -  7.30        75        1.84         1.15 - 1.65      33.09 -  33.75
     2008          12        5.39 -  5.46        63        1.83         1.15 - 2.00     -51.21 - -50.80

     AST International Value
     2012           8        7.99 -  8.21        62        2.40         1.15 - 1.65      15.35 -  16.54
     2011           9        6.86 -  7.12        64        1.39         1.15 - 2.00     -14.27 - -13.54
     2010           9        8.00 -  8.23        77        0.77         1.15 - 2.00       8.90 -   9.82
     2009          11        7.35 -  7.50        84        2.22         1.15 - 2.00      27.94 -  29.01
     2008          12        5.74 -  5.81        71        5.61         1.15 - 2.00     -45.10 - -44.64

(w) Previously known as AST Horizon Growth Asset Allocation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Investment Grade Bond
     2012            307   $15.06 - 15.69    $ 4,735        0.80%       1.15 - 2.05%      7.20 -   8.15%
     2011            681    14.05 - 14.51      9,758        3.03        1.15 - 2.05      10.19 -  11.17
     2010            157    12.75 - 13.05      2,030        5.54        1.15 - 2.05       8.58 -   9.55
     2009            439    11.74 - 11.91      5,204        1.71        1.15 - 2.05       9.07 -  10.04
     2008 (ag)     1,085    10.76 - 10.83     11,724        0.00        1.15 - 2.05       7.32 -   7.96

     AST JPMorgan International Equity
     2012              5     8.84 -  9.26         49        1.88        1.15 - 2.00      19.51 -  20.52
     2011              6     7.40 -  7.68         45        1.27        1.15 - 2.00     -10.93 - -10.18
     2010              6     8.31 -  8.55         50        1.26        1.15 - 2.00       5.07 -   5.95
     2009              7     7.91 -  8.07         55        2.70        1.15 - 2.00      33.21 -  34.33
     2008              8     5.94 -  6.01         46        4.94        1.15 - 2.00     -42.53 - -42.05

     AST JPMorgan Strategic Opportunities
     2012            300    10.17 - 10.98      3,218        1.67        1.15 - 2.60       7.90 -   9.46
     2011            313     9.42 - 10.04      3,079        0.95        1.15 - 2.60      -2.31 -  -0.91
     2010            378     9.64 - 10.13      3,766        0.42        1.15 - 2.60       4.60 -   6.10
     2009            361     9.22 -  9.55      3,404        0.87        1.15 - 2.60      18.92 -  20.63
     2008            269     7.75 -  7.91      2,115        0.40        1.15 - 2.60     -19.70 - -18.55

     AST Large-Cap Value
     2012             <1     8.01 -  8.01          6        0.64        1.15 - 1.15      15.55 -  15.55
     2011             <1     6.94 -  6.94          1        1.29        1.15 - 1.15      -5.27 -  -5.27
     2010             <1     7.32 -  7.32          1        1.97        1.15 - 1.15      11.87 -  11.87
     2009              1     6.49 -  6.54          8        2.67        1.15 - 1.50      17.67 -  18.07
     2008              1     5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16

     AST Lord Abbett Core Fixed Income
     2012              5    13.21 - 13.57         62        1.05        1.00 - 1.50       4.36 -   5.57
     2011              4    12.66 - 12.85         49        1.78        1.15 - 1.50       8.54 -   8.92
     2010              4    11.66 - 11.80         51        6.21        1.15 - 1.50      11.74 -  12.12
     2009              6    10.44 - 10.52         59        5.65        1.15 - 1.50      32.61 -  33.07
     2008              4     7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13

     AST Marsico Capital Growth
     2012             10     9.54 - 10.06         98        0.36        1.00 - 2.00      10.06 -  11.88
     2011              8     8.66 -  8.99         74        0.28        1.15 - 2.00      -2.86 -  -2.04
     2010              8     8.92 -  9.18         77        0.63        1.15 - 2.00      17.40 -  18.39
     2009             10     7.60 -  7.75         77        0.69        1.15 - 2.00      27.21 -  28.28
     2008              7     6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30

(ag) For the period beginning January 28, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                 ------------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS       UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S)   LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------   ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST MFS Global Equity
     2012           5      $11.24 - 11.54     $   56       0.97%        1.00 - 1.50%     21.25 -  22.66%
     2011           4        9.27 -  9.41         39       0.46         1.15 - 1.50      -4.56 -  -4.23
     2010           4        9.71 -  9.83         41       0.44         1.15 - 1.50      10.39 -  10.77
     2009           5        8.80 -  8.87         43       3.06         1.15 - 1.50      29.56 -  30.01
     2008          12        6.79 -  6.82         85       2.29         1.15 - 1.50     -34.97 - -34.74

     AST MFS Growth
     2012           1       10.59 - 10.59         14       0.00         1.15 - 1.15      15.75 -  15.75
     2011           2        9.15 -  9.15         14       0.34         1.15 - 1.15      -1.72 -  -1.72
     2010           2        9.31 -  9.31         16       0.12         1.15 - 1.15      11.50 -  11.50
     2009           2        8.35 -  8.35         16       0.21         1.15 - 1.15      22.89 -  22.89
     2008           1        6.79 -  6.79          7       0.93         1.15 - 1.15     -37.03 - -37.03

     AST Mid-Cap Value
     2012           3       10.71 - 11.21         31       0.62         1.15 - 2.00      16.08 -  17.06
     2011           4        9.23 -  9.57         38       0.61         1.15 - 2.00      -5.34 -  -4.55
     2010           4        9.75 - 10.03         39       0.67         1.15 - 2.00      21.18 -  22.20
     2009           4        8.04 -  8.21         32       1.20         1.15 - 2.00      36.16 -  37.31
     2008           2        5.95 -  5.98         10       4.48         1.15 - 1.50     -39.04 - -38.83

     AST Money Market
     2012          34        9.34 -  9.86        325       0.01         1.15 - 1.85      -2.41 -  -1.14
     2011          43        9.57 -  9.97        418       0.02         1.15 - 2.10      -2.03 -  -1.12
     2010          77        9.77 - 10.08        773       0.02         1.15 - 2.10      -2.03 -  -1.11
     2009         123        9.99 - 10.20      1,250       0.27         1.15 - 2.00      -1.72 -  -0.90
     2008          99       10.17 - 10.29      1,015       1.16         1.15 - 2.00       0.50 -   1.34

     AST Neuberger Berman / LSV Mid-Cap Value
     2012           2       10.58 - 10.87         25       0.94         1.15 - 1.65      15.22 -  15.79
     2011           4        9.18 -  9.38         34       0.87         1.15 - 1.65      -4.07 -  -3.59
     2010           4        9.57 -  9.73         38       1.14         1.15 - 1.65      21.43 -  22.03
     2009           4        7.88 -  7.98         34       2.10         1.15 - 1.65      38.36 -  39.04
     2008           5        5.70 -  5.74         27       4.06         1.15 - 1.65     -43.20 - -42.92

     AST Neuberger Berman Mid-Cap Growth
     2012           4       10.49 - 10.87         41       0.00         1.00 - 1.65      10.55 -  12.00
     2011           3        9.49 -  9.70         32       0.00         1.15 - 1.65       0.04 -   0.53
     2010           3        9.49 -  9.65         33       0.00         1.15 - 1.65      26.59 -  27.21
     2009           4        7.50 -  7.59         32       0.00         1.15 - 1.65      27.68 -  28.31
     2008           4        5.87 -  5.91         24       0.00         1.15 - 1.65     -44.11 - -43.83

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST New Discovery Asset Allocation (t)
     2012 (ab)        1    $10.34  - 10.34    $    6       2.32%        1.50 - 1.50%      3.37 -   3.37%

     AST Parametric Emerging Markets Equity
     2012             2       9.99 - 10.22        17       1.57         1.15 - 1.65      16.01 -  16.59
     2011             2       8.62 -  8.76        21       0.88         1.15 - 1.65     -21.57 - -21.18
     2010             3      10.93 - 11.12        37       0.47         1.15 - 1.85      20.05 -  20.88
     2009             3       9.15 -  9.20        28       1.00         1.15 - 1.50      64.05 -  64.62
     2008             1       5.59 -  5.59         5       0.00         1.15 - 1.15     -44.69 - -44.69

     AST PIMCO Limited Maturity Bond
     2012            10      11.82 - 12.24       116       1.12         1.00 - 1.65       2.99 -   4.34
     2011             9      11.47 - 11.73       108       0.91         1.15 - 1.65       0.59 -   1.09
     2010            10      11.41 - 11.60       114       2.35         1.15 - 1.65       2.21 -   2.72
     2009            14      11.16 - 11.29       160       4.81         1.15 - 1.65       8.44 -   8.97
     2008            18      10.29 - 10.36       185       4.32         1.15 - 1.65      -0.53 -  -0.03

     AST PIMCO Total Return Bond
     2012            33      13.27 - 14.00       440       2.47         1.00 - 2.00       7.17 -   8.95
     2011            33      12.38 - 12.85       411       1.75         1.15 - 2.00       1.16 -   2.00
     2010            33      12.24 - 12.60       408       1.58         1.15 - 2.00       5.60 -   6.49
     2009            35      11.59 - 11.83       412       2.67         1.15 - 2.00      14.24 -  15.20
     2008            19      10.15 - 10.27       190       4.65         1.15 - 2.00      -4.18 -  -3.37

     AST Preservation Asset Allocation
     2012           752      10.95 - 11.83     8,681       1.14         1.15 - 2.60       7.57 -   9.12
     2011           768      10.18 - 10.84     8,176       0.90         1.15 - 2.60      -1.56 -  -0.15
     2010           779      10.34 - 10.86     8,337       1.37         1.15 - 2.60       7.77 -   9.31
     2009           895       9.60 -  9.94     8,805       1.46         1.15 - 2.60      16.99 -  18.67
     2008           556       8.20 -  8.37     4,624       0.97         1.15 - 2.60     -21.53 - -20.40

     AST QMA US Equity Alpha
     2012             5       9.43 -  9.82        47       0.73         1.00 - 1.75      16.76 -  18.41
     2011             3       8.08 -  8.29        29       0.68         1.15 - 1.75       1.68 -   2.28
     2010             4       7.95 -  8.11        29       0.61         1.15 - 1.75      13.07 -  13.74
     2009             4       7.03 -  7.13        29       2.91         1.15 - 1.75      19.72 -  20.43
     2008            12       5.89 -  5.92        71       5.87         1.15 - 1.50     -39.62 - -39.41

(t) On May 4, 2012, AST American Century Income & Growth merged into AST New Discovery Asset Allocation
(ab) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                 ------------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS       UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S)   LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------   ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Schroders Multi-Asset World Strategies
     2012          80      $ 9.75 - 10.53     $  821        2.64%       1.15 - 2.60%      8.31 -   9.87%
     2011          66        9.00 -  9.58        623        1.97        1.15 - 2.60      -5.83 -  -4.48
     2010          82        9.56 - 10.03        813        0.66        1.15 - 2.60       8.98 -  10.54
     2009          89        8.77 -  9.08        797        1.87        1.15 - 2.60      24.18 -  25.96
     2008          43        7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99

     AST Small-Cap Growth
     2012          <1       12.09 - 12.32          3        0.00        1.15 - 1.50      10.51 -  10.90
     2011          <1       10.94 - 11.11          3        0.00        1.15 - 1.50      -2.44 -  -2.11
     2010          <1       11.22 - 11.35          3        0.21        1.15 - 1.50      34.40 -  34.86
     2009          <1        8.35 -  8.42          2        0.05        1.15 - 1.50      31.93 -  32.38
     2008          <1        6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

     AST Small-Cap Value
     2012           2       10.89 - 11.18         23        0.59        1.15 - 1.65      16.81 -  18.03
     2011           3        9.22 -  9.57         30        0.56        1.15 - 2.00      -7.82 -  -7.04
     2010           3       10.01 - 10.30         34        0.42        1.15 - 2.00      23.52 -  24.56
     2009           3        8.10 -  8.27         28        1.29        1.15 - 2.00      24.51 -  25.56
     2008           4        6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52

     AST T. Rowe Price Asset Allocation
     2012         507       10.61 - 11.46      5,669        1.31        1.15 - 2.60      10.61 -  12.20
     2011         524        9.59 - 10.22      5,235        1.10        1.15 - 2.60      -0.60 -   0.82
     2010         595        9.65 - 10.13      5,927        0.97        1.15 - 2.60       8.71 -  10.27
     2009         572        8.88 -  9.19      5,192        2.23        1.15 - 2.60      20.99 -  22.73
     2008         451        7.34 -  7.49      3,353        3.39        1.15 - 2.60     -27.82 - -26.79

     AST T. Rowe Price Equity Income
     2012           8        8.06 -  8.50         63        0.19        1.00 - 2.00      14.94 -  16.85
     2011           6        7.01 -  7.28         44        1.06        1.15 - 2.00      -3.57 -  -2.76
     2010           6        7.27 -  7.48         46        1.31        1.15 - 2.00      11.02 -  11.96
     2009           8        6.55 -  6.69         52        2.57        1.15 - 2.00      21.37 -  22.39
     2008           4        5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55

     AST T. Rowe Price Global Bond
     2012           5       12.39 - 12.73         62        1.86        1.15 - 1.65       3.51 -   4.03
     2011           8       11.97 - 12.24         95        2.63        1.15 - 1.65       2.43 -   2.94
     2010           8       11.69 - 11.89         95        2.79        1.15 - 1.65       4.03 -   4.54
     2009          10       11.23 - 11.37        113        6.65        1.15 - 1.65      10.29 -  10.84
     2008           6       10.19 - 10.26         60        7.72        1.15 - 1.65      -4.02 -  -3.54

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                 ------------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS       UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S)   LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------   ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST T. Rowe Price Large-Cap Growth
     2012            3     $11.42 - 11.64    $    33       0.00%        1.15 - 1.50%     15.84 -  16.24%
     2011            3       9.86 - 10.01         32       0.00         1.15 - 1.50      -3.15 -  -2.81
     2010            3      10.18 - 10.30         33       0.00         1.15 - 1.50      14.10 -  14.49
     2009            4       8.92 -  9.00         39       0.00         1.15 - 1.50      51.10 -  51.62
     2008            4       5.91 -  5.93         22       0.43         1.15 - 1.50     -41.45 - -41.24

     AST T. Rowe Price Natural Resources
     2012           14       8.51 -  8.74        117       0.46         1.15 - 1.65       1.93 -   2.44
     2011           14       8.35 -  8.53        114       0.54         1.15 - 1.65     -16.30 - -15.89
     2010           12       9.97 - 10.14        124       0.41         1.15 - 1.65      18.50 -  19.08
     2009           15       8.42 -  8.52        131       1.45         1.15 - 1.65      46.92 -  47.65
     2008           14       5.73 -  5.77         82       0.93         1.15 - 1.65     -50.80 - -50.56

     AST Wellington Management Hedged Equity
     2012           14       8.69 -  8.76        119       0.29         1.50 - 1.65       9.20 -   9.36
     2011           13       7.95 -  8.01        106       0.31         1.50 - 1.65      -5.02 -  -4.88
     2010           14       8.37 -  8.42        114       0.45         1.50 - 1.65      12.77 -  12.94
     2009           14       7.43 -  7.45        107       1.38         1.50 - 1.65      26.34 -  26.53
     2008           15       5.88 -  5.89         87       1.54         1.50 - 1.65     -43.26 - -43.18

     AST Western Asset Core Plus Bond
     2012            1      12.39 - 12.39         13       0.00         1.00 - 1.00       6.78 -   6.78

Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts:
     AllianceBernstein VPS Growth
     2012        2,044       8.29 - 13.95     21,048       0.00         0.70 - 2.59      10.63 -  12.79
     2011        2,394       7.35 - 12.61     22,252       0.00         0.70 - 2.59      -1.64 -   0.27
     2010        2,946       7.33 - 12.82     27,158       0.05         0.70 - 2.59      11.82 -  13.99
     2009        3,442       6.43 - 11.47     28,380       0.00         0.70 - 2.59      29.43 -  31.94
     2008        3,866       4.87 -  8.86     24,187       0.00         0.70 - 2.59     -44.09 - -43.00

     AllianceBernstein VPS Growth & Income
     2012        4,652      13.77 - 15.87     59,852       1.36         0.70 - 2.59      14.20 -  16.42
     2011        5,403      12.06 - 13.63     60,388       1.14         0.70 - 2.59       3.33 -   5.33
     2010        6,809      11.67 - 12.94     73,511       0.00         0.70 - 2.59       9.88 -  12.01
     2009        7,866      10.62 - 11.55     76,440       3.38         0.70 - 2.59      17.23 -  19.51
     2008        9,098       9.06 -  9.67     74,598       1.74         0.70 - 2.59     -42.23 - -41.11

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                              AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                    ------------------------------------- ------------------------------------------------
                              ACCUMULATION                                   EXPENSE            TOTAL
                    UNITS      UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------  -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts (continued):
     AllianceBernstein VPS International Value
     2012           1,567    $ 8.43 -  9.34     $14,231       1.35%        1.29 - 2.59%     11.23 -  12.72%
     2011           1,896      7.58 -  8.28      15,325       3.83         1.29 - 2.59     -21.52 - -20.48
     2010           2,052      9.66 - 10.42      20,934       2.49         1.29 - 2.59       1.60 -   2.95
     2009           2,299      9.51 - 10.12      22,857       1.01         1.29 - 2.59      30.88 -  32.63
     2008           2,726      7.27 -  7.63      20,509       0.91         1.29 - 2.59     -54.50 - -53.89

     AllianceBernstein VPS Large Cap Growth
     2012           2,204      8.07 - 12.88      17,489       0.03         0.70 - 2.59      13.67 -  15.89
     2011           2,470      6.96 - 11.33      17,081       0.09         0.70 - 2.59      -6.24 -  -4.42
     2010           2,884      7.28 - 12.09      20,929       0.26         0.70 - 2.59       6.99 -   9.07
     2009           3,398      6.68 - 11.30      22,723       0.00         0.70 - 2.59      33.56 -  36.15
     2008           3,924      4.91 -  8.46      19,367       0.00         0.70 - 2.59     -41.38 - -40.24

     AllianceBernstein VPS Small/Mid Cap Value
     2012             834     19.74 - 22.44      18,040       0.29         1.29 - 2.59      15.39 -  16.94
     2011           1,022     17.11 - 19.19      18,974       0.27         1.29 - 2.59     -10.98 -  -9.80
     2010           1,263     19.22 - 21.28      26,112       0.27         1.29 - 2.59      23.31 -  24.96
     2009           1,511     15.59 - 17.03      25,089       0.79         1.29 - 2.59      38.96 -  40.82
     2008           1,815     11.22 - 12.09      21,471       0.47         1.29 - 2.59     -37.42 - -36.58

     AllianceBernstein VPS Value
     2012             139      9.10 - 10.08       1,352       1.78         1.29 - 2.59      12.54 -  14.05
     2011             167      8.09 -  8.83       1,442       1.17         1.29 - 2.59      -6.26 -  -5.02
     2010             231      8.63 -  9.30       2,098       1.78         1.29 - 2.59       8.54 -   9.98
     2009             272      7.95 -  8.46       2,258       3.09         1.29 - 2.59      17.90 -  19.48
     2008             274      6.74 -  7.08       1,914       2.24         1.29 - 2.59     -42.55 - -41.78

Investments in the
  American Century Variable Portfolios, Inc.
   Sub-Accounts:
     American Century VP Balanced
     2012               1     17.70 - 17.70          11       2.14         1.45 - 1.45      10.19 -  10.19
     2011               1     16.06 - 16.06          10       1.95         1.45 - 1.45       3.82 -   3.82
     2010               1     15.47 - 15.47          11       1.30         1.45 - 1.45      10.03 -  10.03
     2009               1     14.06 - 14.06          20       5.12         1.45 - 1.45      13.82 -  13.82
     2008               1     12.35 - 12.35          18       2.65         1.45 - 1.45     -21.48 - -21.48

     American Century VP International
     2012              <1     15.71 - 15.71           5       0.83         1.45 - 1.45      19.41 -  19.41
     2011              <1     13.16 - 13.16           4       1.44         1.45 - 1.45     -13.31 - -13.31
     2010 (ai)         <1     15.18 - 15.18           5       4.08         1.45 - 1.45      11.66 -  11.66

(ai) Fund not available prior to 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                  --------------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund
     2012            1        $10.59 - 11.27     $   15       0.82%        1.15 - 1.59%     10.20 -  10.69%
     2011            1          9.61 - 10.18         14       1.02         1.15 - 1.59      -0.69 -  -0.25
     2010            2          8.39 - 10.21         18       0.65         1.15 - 1.60      12.98 -  13.50
     2009            3          5.71 -  8.99         25       0.91         1.15 - 1.65      31.57 -  32.23
     2008            3          4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18

Investments in the
  Dreyfus Stock Index Fund
   Sub-Account:
     Dreyfus Stock Index Fund
     2012           35         11.08 - 13.43        451       2.07         1.15 - 1.85      13.59 -  14.41
     2011           39          9.76 - 11.74        442       1.88         1.15 - 1.85       0.00 -   0.72
     2010           42          9.76 - 11.65        472       1.80         1.15 - 1.85      12.72 -  13.53
     2009           53          8.66 - 10.26        527       1.91         1.15 - 1.85      24.00 -  24.89
     2008           73          6.98 -  8.22        565       1.97         1.15 - 1.85     -38.31 - -37.86

Investments in the
  Dreyfus Variable Investment Fund
   Sub-Accounts:
     VIF Growth & Income
     2012            6         11.61 - 13.25         75       1.37         1.15 - 2.00      15.71 -  16.72
     2011            8         10.04 - 11.35         88       1.26         1.15 - 2.00      -4.73 -  -3.90
     2010           11         10.53 - 11.81        126       1.13         1.15 - 2.00      16.24 -  17.25
     2009           13          9.06 - 10.07        122       1.23         1.15 - 2.00      26.21 -  27.31
     2008           16          6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09

     VIF Money Market
     2012           47          9.78 - 11.76        506       0.00         1.15 - 1.85      -1.85 -  -1.15
     2011           53          9.97 - 11.90        577       0.01         1.15 - 1.85      -1.84 -  -1.13
     2010           65         10.16 - 12.04        703       0.01         1.15 - 1.85      -1.84 -  -1.13
     2009           97         10.35 - 12.18      1,064       0.17         1.15 - 1.85      -1.72 -  -1.02
     2008          156         10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37

Investments in the
  DWS Variable Investment Series I
   Sub-Accounts:
     DWS Bond VIP A
     2012           23         15.37 - 15.59        365       4.45         0.70 - 0.80       6.91 -   7.02
     2011           20         14.38 - 14.57        296       8.30         0.70 - 0.80       4.84 -   4.95
     2010           38         13.72 - 13.88        526       4.42         0.70 - 0.80       5.94 -   6.04
     2009           40         12.95 - 13.09        524       8.01         0.70 - 0.80       9.19 -   9.30
     2008           39         11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Variable Investment Series I
   Sub-Accounts (continued):
     DWS Capital Growth VIP A
     2012            69    $13.36 - 13.55     $  928       0.88%        0.70 - 0.80%     15.12 -  15.24%
     2011            82     11.61 - 11.76        967       0.77         0.70 - 0.80      -5.23 -  -5.14
     2010            95     12.25 - 12.40      1,169       0.90         0.70 - 0.80      15.77 -  15.89
     2009           119     10.58 - 10.70      1,268       1.26         0.70 - 0.80      25.85 -  25.98
     2008           122      8.41 -  8.49      1,032       1.14         0.70 - 0.80     -33.52 - -33.45

     DWS Core Equity VIP A (i)
     2012            32     11.87 - 12.04        382       1.23         0.70 - 0.80      14.89 -  15.00
     2011            39     10.33 - 10.47        405       1.17         0.70 - 0.80     -0.94 -   -0.84
     2010            40     10.43 - 10.56        419       1.66         0.70 - 0.80      13.48 -  13.60
     2009            51      9.19 -  9.30        472       2.02         0.70 - 0.80      33.07 -  33.21
     2008            56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74

     DWS Global Small Cap Growth VIP A
     2012            38     26.08 - 26.45      1,001       0.67         0.70 - 0.80      14.45 -  14.56
     2011            46     22.79 - 23.09      1,054       1.62         0.70 - 0.80     -10.62 - -10.53
     2010            42     25.49 - 25.81      1,091       0.43         0.70 - 0.80      25.63 -  25.75
     2009            54     20.29 - 20.52      1,100       1.61         0.70 - 0.80      47.02 -  47.17
     2008            54     13.80 - 13.94        755       0.29         0.70 - 0.80     -50.37 - -50.32

     DWS International VIP A
     2012            29     11.16 - 11.32        324       2.13         0.70 - 0.80      19.68 -  19.80
     2011            31      9.33 -  9.45        289       1.84         0.70 - 0.80     -17.34 - -17.25
     2010            34     11.28 - 11.42        385       2.31         0.70 - 0.80       0.81 -   0.91
     2009            46     11.19 - 11.32        524       4.25         0.70 - 0.80      32.45 -  32.58
     2008            49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58

Investments in the
  DWS Variable Investment Series II
   Sub-Accounts:
     DWS Global Income Builder VIP A II (j)
     2012            97     12.91 - 13.01      1,263       1.55         0.70 - 0.80      12.07 -  12.19
     2011           102     11.52 - 11.60      1,185       1.62         0.70 - 0.80     -2.21 -   -2.11
     2010           122     11.78 - 11.85      1,442       3.00         0.70 - 0.80      10.34 -  10.45
     2009           149     10.67 - 10.73      1,601       3.59         0.70 - 0.80      22.44 -  22.57
     2008           155      8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84

(i) Previously known as DWS Growth and Income VIP A
(j) Previously known as DWS Balanced VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                                     TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT    EXPENSE RATIO**      RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Variable Investment Series II
   Sub-Accounts (continued):
     DWS Money Market VIP A II
     2012             17   $10.37 - 10.44    $   173       0.01%        0.70 - 0.80%     -0.79 -  -0.69%
     2011             25    10.46 - 10.51        259       0.01         0.70 - 0.80      -0.79 -  -0.69
     2010             34    10.54 - 10.59        355       0.01         0.70 - 0.80      -0.79 -  -0.69
     2009             56    10.62 - 10.66        596       0.45         0.70 - 0.80      -0.47 -  -0.37
     2008             87    10.67 - 10.70        935       2.62         0.70 - 0.80       1.83 -   1.93

     DWS Small Mid Cap Growth VIP A II
     2012             23    12.38 - 12.47        282       0.00         0.70 - 0.80      13.43 -  13.55
     2011             30    10.91 - 10.99        324       0.52         0.70 - 0.80     -4.67 -   -4.58
     2010             32    11.45 - 11.51        368       0.00         0.70 - 0.80      28.41 -  28.53
     2009             39     8.91 -  8.96        347       0.00         0.70 - 0.80      39.48 -  39.62
     2008             39     6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86

Investments in the
  Federated Insurance Series
   Sub-Account:
     Federated Prime Money Fund II
     2012            589     9.79 - 11.37      7,077       0.00         1.15 - 1.85     -1.86 -   -1.15
     2011            727     9.97 - 11.50      8,816       0.00         1.15 - 1.85     -1.84 -   -1.14
     2010            917    10.16 - 11.64     11,242       0.00         1.15 - 1.85     -1.85 -   -1.14
     2009          1,287    10.35 - 11.77     15,995       0.41         1.15 - 1.85     -1.41 -   -0.70
     2008            628    10.50 - 11.85      7,592       2.60         1.15 - 1.85       0.66 -   1.38

Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts:
     VIP Contrafund
     2012            263    14.25 - 21.67      4,535       1.29         1.15 - 1.65       0.03 -  15.08
     2011            322    14.25 - 18.83      4,845       0.92         1.15 - 1.65      -3.64 -   9.76
     2010            417    14.86 - 19.54      6,552       1.11         1.15 - 1.65      15.30 -  15.88
     2009            526    12.89 - 16.86      7,153       1.28         1.15 - 1.65      33.49 -  34.16
     2008            630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17

     VIP Equity-Income
     2012             54    12.90 - 15.53        784       2.81         1.15 - 1.65      15.38 -  15.96
     2011             73    11.18 - 13.39        920       2.38         1.15 - 1.65      -0.68 -  -0.18
     2010             86    11.26 - 13.42      1,087       1.64         1.15 - 1.65      13.27 -  13.83
     2009            109     9.94 - 11.79      1,225       2.22         1.15 - 1.65      28.08 -  28.72
     2008            109     7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
     VIP Growth
     2012           281    $ 9.77 - 12.81     $2,865       0.60%        1.15 - 1.65%     12.81 -  13.37%
     2011           321      8.66 - 11.30      2,909       0.35         1.15 - 1.65      -0.94 -  27.74
     2010           384      8.79 - 11.40      3,521       0.25         1.15 - 1.65      22.14 -  22.75
     2009           460      7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82
     2008           540      5.70 -  7.32      3,264       0.78         1.15 - 1.65     -48.03 - -47.77

     VIP High Income
     2012            54     14.88 - 16.27        809       5.02         1.15 - 1.65      12.35 -  12.92
     2011            77     13.24 - 14.41      1,015       6.20         1.15 - 1.65       2.33 -   2.84
     2010            98     12.94 - 14.01      1,259       7.33         1.15 - 1.65      11.96 -  12.52
     2009           115     11.56 - 12.45      1,314       7.37         1.15 - 1.65      41.60 -  42.31
     2008           156      8.16 -  8.75      1,263       7.45         1.15 - 1.65     -26.21 - -25.84

     VIP Index 500
     2012           350     10.73 - 11.00      3,821       2.01         1.15 - 1.65       4.23 -  11.25
     2011           421      9.36 -  9.65      4,029       1.77         1.15 - 1.65       0.87 -  13.09
     2010           536      9.28 -  9.61      5,108       1.80         1.15 - 1.65      13.14 -  13.71
     2009           622      8.16 -  8.49      5,253       2.40         1.15 - 1.65      24.53 -  25.16
     2008           690      6.52 -  6.82      4,707       1.93         1.15 - 1.65     -38.03 - -37.72

     VIP Investment Grade Bond
     2012            71     18.60 - 19.10      1,354       2.18         1.25 - 1.45       4.58 -   6.99
     2011            83     17.38 - 18.27      1,515       2.74         1.25 - 1.65       5.58 -   6.00
     2010           121     16.46 - 17.23      2,071       3.33         1.25 - 1.65       6.04 -   6.47
     2009           147     15.53 - 16.19      2,376       8.84         1.25 - 1.65      13.83 -  14.29
     2008           184     13.64 - 14.16      2,600       4.51         1.25 - 1.65      -4.83 -  -4.45

     VIP Overseas
     2012            84      9.67 -  9.91        946       1.90         1.15 - 1.65      18.76 -  19.36
     2011            99      8.15 -  8.30        935       1.29         1.15 - 1.65     -18.52 - -18.11
     2010           128     10.14 - 11.91      1,479       1.30         1.15 - 1.65      11.82 -  32.53
     2009           143      8.98 -  9.07      1,486       1.93         1.15 - 1.65      24.46 -  25.08
     2008           172      7.22 -  7.25      1,437       2.21         1.15 - 1.65     -44.73 - -44.45

Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts:
     VIP Asset Manager Growth (Service Class 2)
     2012             5     12.06 - 12.43         56       1.17         1.35 - 1.60      13.27 -  13.56
     2011             5     10.65 - 10.94         49       1.02         1.35 - 1.60      -7.95 -  -7.72
     2010             8     11.57 - 11.86         95       0.77         1.35 - 1.60      14.17 -  14.46
     2009             9     10.14 - 10.36         88       1.57         1.35 - 1.60      30.29 -  30.62
     2008             5      7.93 -  7.93         40       1.75         1.35 - 1.35     -36.81 - -36.81

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                               AT DECEMBER 31,                          FOR THE YEAR ENDED DECEMBER 31,
                     ----------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                     UNITS           UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                     (000S)       LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                     ------       ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Contrafund (Service Class 2)
     2012            4,188         $11.44 - 13.17    $52,723       1.06%        1.29 - 2.59%     13.13 -  14.64%
     2011            5,398           9.98 - 11.64     58,993       0.72         1.29 - 2.59      -4.04 -  19.05
     2010            6,781          10.40 - 12.29     77,662       0.94         1.29 - 2.59      13.90 -  15.42
     2009            7,788           9.01 - 10.79     77,547       1.12         1.29 - 2.59      31.96 -  33.72
     2008            8,276           8.18 -  8.59     62,220       0.84         1.29 - 2.59     -44.18 - -43.43

     VIP Equity-Income (Service Class 2)
     2012               54          12.47 - 13.15        662       2.79         1.35 - 2.00      14.71 -  15.47
     2011               65          10.80 - 11.46        691       2.08         1.35 - 2.00      -1.35 -  -0.70
     2010               84          10.87 - 11.62        908       1.42         1.35 - 2.00      12.62 -  13.37
     2009              106           9.59 - 10.32      1,018       1.75         1.35 - 2.00      27.29 -  28.13
     2008              151           7.49 -  8.10      1,130       1.67         1.35 - 2.00     -43.96 - -43.59

     VIP Freedom 2010 Portfolio (Service Class 2)
     2012              659          11.20 - 12.19      7,849       1.60         1.29 - 2.54       8.74 -  10.14
     2011              804          10.30 - 11.07      8,729       1.84         1.29 - 2.54      -2.95 -  -1.71
     2010              834          10.61 - 11.26      9,258       1.83         1.29 - 2.54       9.69 -  11.09
     2009              969           9.67 - 10.14      9,706       3.65         1.29 - 2.54      20.81 -  22.36
     2008            1,046           8.03 -  8.29      8,586       3.77         1.29 - 2.44     -27.00 - -26.13

     VIP Freedom 2020 Portfolio (Service Class 2)
     2012              499          11.02 - 11.79      5,753       1.70         1.29 - 2.29      10.48 -  11.61
     2011              595           9.97 - 10.57      6,166       1.86         1.29 - 2.29      -3.50 -  -2.51
     2010              671          10.33 - 10.84      7,168       1.83         1.29 - 2.29      11.71 -  12.85
     2009              775           9.25 -  9.60      7,366       3.23         1.29 - 2.29      25.60 -  26.89
     2008              724           7.39 -  7.57      5,433       2.80         1.29 - 2.19     -34.27 - -33.67

     VIP Freedom 2030 Portfolio (Service Class 2)
     2012              219          10.92 - 11.37      2,448       1.98         1.29 - 1.89      13.00 -  13.69
     2011              220           9.66 - 10.00      2,169       1.47         1.29 - 1.89      -4.66 -  -4.08
     2010              346          10.14 - 10.43      3,560       1.84         1.29 - 1.89      13.70 -  14.40
     2009              318           8.85 -  9.12      2,867       2.12         1.29 - 2.09      28.44 -  29.49
     2008              284           6.93 -  7.04      1,987       2.69         1.29 - 1.89     -39.34 - -38.97

     VIP Freedom Income Portfolio (Service Class 2)
     2012              207          11.31 - 12.02      2,445       1.06         1.29 - 2.19       4.53 -   4.88
     2011              281          10.82 - 11.46      3,164       1.61         1.29 - 2.29      -0.93 -   0.08
     2010              285          10.92 - 11.45      3,213       1.52         1.29 - 2.29       4.80 -   5.87
     2009              345          10.42 - 10.82      3,692       3.70         1.29 - 2.29      12.01 -  13.16
     2008              275           9.40 -  9.56      2,616       4.16         1.29 - 1.89     -12.39 - -11.86

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                               AT DECEMBER 31,                          FOR THE YEAR ENDED DECEMBER 31,
                     ----------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                     UNITS           UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                     (000S)       LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                     ------       ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Growth (Service Class 2)
     2012               12         $ 9.13 -  9.69    $   117       0.35%        1.35 - 1.85%     12.28 -  12.85%
     2011               14           8.13 -  8.58        120       0.10         1.35 - 1.85      -1.88 -  -1.38
     2010               27           8.29 -  8.70        235       0.03         1.35 - 1.85      21.57 -  22.19
     2009               35           6.82 -  7.12        250       0.15         1.35 - 1.85      25.60 -  26.24
     2008               63           5.43 -  5.64        359       0.61         1.35 - 1.85     -48.29 - -48.02

     VIP Growth & Income (Service Class 2)
     2012              906          11.72 - 12.98     11,479       2.01         1.29 - 2.59      15.18 -  16.72
     2011            1,028          10.18 - 11.12     11,194       1.76         1.29 - 2.59      -1.26 -   0.05
     2010              903          10.31 - 11.11      9,825       0.45         1.29 - 2.59      11.58 -  13.07
     2009            1,061           9.24 -  9.83     10,243       0.84         1.29 - 2.59      23.73 -  25.38
     2008            1,138           7.47 -  7.84      8,791       0.99         1.29 - 2.59     -43.41 - -42.65

     VIP Growth Stock (Service Class 2)
     2012               92          11.71 - 12.53      1,128       0.58         1.29 - 2.29      15.46 -  16.65
     2011              125          10.14 - 10.74      1,315       0.00         1.29 - 2.29      -1.85 -  -0.84
     2010              233          10.33 - 10.83      2,481       0.00         1.29 - 2.29      17.03 -  18.22
     2009              176           8.83 -  9.16      1,594       0.05         1.29 - 2.29      41.12 -  42.56
     2008              187           6.25 -  6.43      1,192       0.00         1.29 - 2.29     -46.04 - -45.49

     VIP High Income (Service Class 2)
     2012              365          14.39 - 15.75      5,701       5.34         1.29 - 2.44      11.18 -  12.50
     2011              466          12.95 - 14.00      6,476       6.41         1.29 - 2.44       1.19 -   2.38
     2010              561          12.79 - 13.67      7,633       7.13         1.29 - 2.44      10.90 -  12.21
     2009              669          11.54 - 12.19      8,136       7.88         1.29 - 2.44      39.97 -  41.61
     2008              785           8.24 -  8.61      6,771       8.10         1.29 - 2.44     -26.97 - -26.11

     VIP Index 500 (Service Class 2)
     2012              598          10.46 - 11.31      6,649       1.86         1.29 - 2.44      12.80 -  14.14
     2011              684           9.27 -  9.91      6,687       1.70         1.29 - 2.44      -0.69 -   0.47
     2010              757           9.34 -  9.86      7,385       1.58         1.29 - 2.44      11.93 -  13.25
     2009              873           8.34 -  8.71      7,544       2.27         1.29 - 2.44      23.22 -  24.67
     2008              871           6.77 -  6.98      6,059       2.16         1.29 - 2.44     -38.70 - -37.97

     VIP Investment Grade Bond (Service Class 2)
     2012               <1          15.18 - 15.18          2       2.19         1.50 - 1.50       4.02 -   4.02
     2011               <1          14.59 - 14.59          1       3.10         1.50 - 1.50       5.43 -   5.43
     2010               <1          13.84 - 13.84          1       3.47         1.50 - 1.50       5.93 -   5.93
     2009               <1          13.06 - 13.06          1       9.98         1.50 - 1.50      13.74 -  13.74
     2008               <1          11.48 - 11.48          7       5.56         1.50 - 1.50      -4.91 -  -4.91

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                               AT DECEMBER 31,                          FOR THE YEAR ENDED DECEMBER 31,
                     ----------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                     UNITS           UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                     (000S)       LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                     ------       ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP MidCap (Service Class 2)
     2012            1,098         $11.70 - 14.38    $14,508       0.37%        1.29 - 2.59%     11.59 -  13.08%
     2011            1,353          10.35 - 12.89     15,901       0.02         1.29 - 2.59     -12.00 -  16.59
     2010            1,728          11.76 - 14.84     23,239       0.12         1.29 - 2.59      25.25 -  26.91
     2009            1,917           9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95
     2008            2,113           8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39

     VIP Money Market (Service Class 2)
     2012            1,363           9.40 -  9.64     13,578       0.01         1.25 - 2.59      -2.59 -  -1.24
     2011            1,590           9.65 -  9.76     16,085       0.01         1.25 - 2.59      -2.57 -  -1.23
     2010            1,777           9.88 -  9.90     18,304       0.01         1.25 - 2.59      -2.52 -  -1.17
     2009            2,328          10.00 - 10.16     24,330       0.50         1.25 - 2.59      -2.13 -  -0.04
     2008            2,544          10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44

     VIP Overseas (Service Class 2)
     2012                3          10.95 - 11.61         33       1.65         1.35 - 1.85      18.15 -  18.75
     2011                3           9.26 -  9.78         32       1.02         1.35 - 1.85     -18.87 - -18.45
     2010                4          11.42 - 11.99         55       0.77         1.35 - 1.85      10.74 -  11.31
     2009                9          10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52
     2008               17           8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72

Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Franklin Flex Cap Growth Securities
     2012              211          11.53 - 12.76      2,621       0.00         1.29 - 2.59       6.43 -   7.85
     2011              277          10.83 - 11.83      3,204       0.00         1.29 - 2.59      -7.26 -  -6.03
     2010              344          11.68 - 12.59      4,240       0.00         1.29 - 2.59      13.19 -  14.70
     2009              397          10.32 - 10.98      4,282       0.00         1.29 - 2.59      29.53 -  31.25
     2008              437           7.97 -  8.36      3,600       0.12         1.29 - 2.59     -36.99 - -36.15

     Franklin Growth and Income Securities
     2012            1,922          14.70 - 16.99     31,623       2.92         1.29 - 2.69       9.21 -  10.78
     2011            2,360          13.46 - 15.33     35,184       3.65         1.29 - 2.69      -0.34 -   1.09
     2010            3,006          13.51 - 15.17     44,508       3.52         1.29 - 2.69      13.54 -  15.17
     2009            3,531          11.89 - 13.17     45,548       4.62         1.29 - 2.69      23.15 -  24.92
     2008            4,023           9.66 - 10.54     41,666       3.28         1.29 - 2.69     -36.89 - -35.98

     Franklin High Income Securities
     2012              692          14.95 - 16.80     11,252       7.10         1.28 - 2.59      12.56 -  14.09
     2011              747          13.29 - 14.73     10,675       6.20         1.28 - 2.59       1.86 -   3.23
     2010              893          13.04 - 14.26     12,422       6.47         1.28 - 2.59      10.33 -  11.82
     2009              908          11.82 - 12.76     11,343       6.81         1.28 - 2.59      39.00 -  40.88
     2008              850           8.57 -  9.06      7,572       9.95         1.28 - 2.44     -25.25 - -24.35

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin Income Securities
     2012           9,738  $13.98 - 15.71    $149,063      6.56%        1.28 - 2.59%      9.73 -  11.22%
     2011          11,831   12.74 - 14.13     163,349      5.78         1.28 - 2.59      -0.26 -   1.08
     2010          14,345   12.78 - 13.97     196,462      6.57         1.28 - 2.59       9.76 -  11.24
     2009          16,850   11.64 - 12.56     207,946      7.91         1.28 - 2.59      32.09 -  33.87
     2008          19,065    8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55

     Franklin Large Cap Growth Securities
     2012           3,073   10.67 - 11.86      35,616      0.84         1.29 - 2.54       9.51 -  10.92
     2011           3,694    9.75 - 10.69      38,730      0.66         1.29 - 2.54      -4.00 -  -2.77
     2010           4,420   10.19 - 10.99      47,797      0.79         1.29 - 2.49       8.81 -  10.15
     2009           5,184    9.36 -  9.98      51,013      1.35         1.29 - 2.49      26.50 -  28.06
     2008           5,906    7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37

     Franklin Small Cap Value Securities
     2012           1,414   14.99 - 21.91      32,367      0.79         1.28 - 2.69      15.20 -  16.88
     2011           1,731   12.82 - 19.02      34,175      0.69         1.28 - 2.69      -6.34 -  -4.98
     2010           2,038   13.49 - 20.31      42,888      0.72         1.28 - 2.69      24.78 -  26.59
     2009           2,387   10.66 - 16.28      40,027      1.60         1.28 - 2.69      25.68 -  27.51
     2008           2,695    8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87

     Franklin Small-Mid Cap Growth Securities
     2012              78   19.59 - 23.80       1,559      0.00         1.15 - 2.34       8.25 -   9.58
     2011              89   18.09 - 21.72       1,618      0.00         1.15 - 2.34      -7.16 -  -5.92
     2010             125   19.47 - 23.08       2,427      0.00         1.15 - 2.34      24.50 -  26.17
     2009             151   15.62 - 18.29       2,308      0.00         1.15 - 2.34      40.22 -  41.93
     2008             158   11.14 - 12.89       1,742      0.00         1.15 - 2.34     -43.84 - -43.15

     Franklin Templeton VIP Founding Funds Allocation (u)
     2012 (ad)        -        N/A -  N/A        -         6.44         1.15 - 2.30      11.56 -  12.47
     2011             266    8.71 -  9.08       2,388      0.02         1.15 - 2.30      -3.88 -  -2.79
     2010             353    9.06 -  9.34       3,274      2.07         1.15 - 2.30       7.76 -   8.99
     2009             363    8.41 -  8.57       3,099      2.96         1.15 - 2.30      27.14 -  28.58
     2008 (ah)        251    6.62 -  6.67       1,672      4.30         1.15 - 2.30     -34.36 - -33.86

(u) On September 21, 2012, Franklin Templeton VIP Founding Funds Allocation merged into AST Franklin Templeton Founding Funds Allocation
(ad) For the period beginning January 1, 2012 and ended September 21, 2012
(ah) For the period beginning May 1, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                          AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
                ---------------------------------------- ------------------------------------------------
                           ACCUMULATION                                     EXPENSE            TOTAL
                UNITS       UNIT VALUE       NET ASSETS   INVESTMENT        RATIO**          RETURN***
                (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                ------   -----------------   ----------  ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin U.S. Government Securities
     2012        2,156    $11.68 - 13.22      $ 27,760        2.75%       1.29 - 2.69%     -0.86 -   0.57%
     2011        2,352     11.78 - 13.15        30,171        3.05        1.29 - 2.69       2.85 -   4.32
     2010        2,990     11.46 - 12.60        36,872        3.27        1.29 - 2.69       2.45 -   3.93
     2009        3,519     11.18 - 12.13        41,848        3.63        1.29 - 2.69       0.32 -   1.76
     2008        3,759     11.15 - 11.92        44,053        5.07        1.29 - 2.69       4.70 -   6.20

     Mutual Global Discovery Securities
     2012        1,257     11.40 - 12.41        16,188        2.51        1.29 - 2.54      10.47 -  11.89
     2011        1,644     10.32 - 11.09        19,043        2.18        1.29 - 2.54      -5.42 -  -4.21
     2010        2,064     10.91 - 11.58        25,013        1.26        1.29 - 2.54       9.12 -  10.51
     2009        2,263      9.98 - 10.48        24,825        1.11        1.29 - 2.59      20.12 -  21.73
     2008        2,484      8.31 -  8.61        22,418        2.32        1.29 - 2.59     -30.31 - -29.38

     Mutual Shares Securities
     2012        5,070     14.94 - 22.07        77,900        2.02        1.15 - 2.69      11.16 -  12.93
     2011        6,198     13.44 - 19.54        84,958        2.24        1.15 - 2.69      -3.70 -  -2.17
     2010        7,794     13.95 - 19.98       109,831        1.53        1.15 - 2.69       8.21 -   9.92
     2009        9,119     12.90 - 18.17       117,555        1.83        1.15 - 2.69      22.66 -  24.61
     2008       10,508     10.51 - 14.59       109,605        2.92        1.15 - 2.69     -38.80 - -37.83

     Templeton Developing Markets Securities
     2012          528     31.98 - 36.19        18,473        1.38        1.29 - 2.49      10.34 -  11.70
     2011          673     28.98 - 32.40        21,178        0.95        1.29 - 2.49     -17.95 - -16.94
     2010          793     35.32 - 39.01        30,100        1.55        1.29 - 2.49      14.66 -  16.07
     2009          910     30.81 - 33.61        29,859        4.09        1.29 - 2.49      68.30 -  70.37
     2008        1,006     18.19 - 19.73        19,433        2.78        1.29 - 2.59     -53.93 - -53.32

     Templeton Foreign Securities
     2012        5,152     14.68 - 18.05        89,891        2.99        1.15 - 2.69      15.05 -  16.88
     2011        6,285     12.56 - 15.69        94,495        1.75        1.15 - 2.69     -13.04 - -11.65
     2010        7,286     14.21 - 18.04       124,837        1.81        1.15 - 2.69       5.49 -   7.17
     2009        8,365     13.26 - 17.10       134,982        3.25        1.15 - 2.69      33.36 -  35.48
     2008        9,583      9.79 - 12.82       115,017        2.41        1.15 - 2.69     -41.98 - -41.06

     Templeton Global Bond Securities
     2012           70     23.95 - 34.47         1,971        6.11        1.15 - 2.24      12.48 -  13.75
     2011           92     21.29 - 30.30         2,250        5.54        1.15 - 2.24      -3.11 -  -2.00
     2010          113     21.69 - 30.92         2,772        1.44        1.15 - 2.69      11.68 -  13.14
     2009          131     19.42 - 27.33         2,855       13.65        1.15 - 2.39      15.85 -  17.33
     2008          152     16.76 - 23.30         2,867        3.98        1.15 - 2.39       3.67 -   4.99

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                      -------------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS        UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------    ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Templeton Growth Securities
     2012                56      $12.23 - 18.13    $   949       2.20%        1.15 - 1.85%     18.82 -  19.68%
     2011                69       10.29 - 15.15        994       1.34         1.15 - 1.85      -8.69 -  -8.04
     2010                85       11.27 - 16.47      1,320       1.28         1.15 - 1.85       5.41 -   6.17
     2009               106       10.69 - 15.51      1,542       2.84         1.15 - 1.85      28.68 -  29.60
     2008               122        8.31 - 11.97      1,369       1.70         1.15 - 1.85     -43.39 - -42.98

Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
     VIT Large Cap Value
     2012               367       10.33 - 11.43      4,086       1.37         1.29 - 2.59      16.04 -  17.59
     2011               442        8.90 -  9.72      4,186       1.20         1.29 - 2.59      -9.45 -  -8.25
     2010               504        9.83 - 10.60      5,230       0.73         1.29 - 2.59       8.32 -   9.76
     2009               617        9.07 -  9.65      5,856       1.74         1.29 - 2.59      15.25 -  16.79
     2008               623        7.87 -  8.27      5,075       1.81         1.29 - 2.59     -35.43 - -34.57

     VIT Mid Cap Value
     2012               271       13.10 - 14.50      3,850       1.09         1.29 - 2.59      15.39 -  16.94
     2011               352       11.35 - 12.40      4,298       0.74         1.29 - 2.59      -8.80 -  -7.58
     2010               405       12.45 - 13.42      5,352       0.63         1.29 - 2.59      21.77 -  23.39
     2009               485       10.22 - 10.88      5,208       1.72         1.29 - 2.59      29.70 -  31.43
     2008               539        7.88 -  8.27      4,412       0.98         1.29 - 2.59     -38.36 - -37.53

     VIT Strategic Growth
     2012                 1        8.60 - 13.26         16       0.68         1.15 - 1.65      17.92 -  18.51
     2011                 2        7.29 - 11.19         16       0.46         1.15 - 1.65      -4.21 -  -3.73
     2010                 2        7.61 - 11.63         17       0.29         1.15 - 1.65       8.93 -   9.47
     2009                 4        6.99 - 10.62         31       0.47         1.15 - 1.65      45.33 -  46.06
     2008                 4        4.81 -  7.27         21       0.13         1.15 - 1.65     -42.71 - -42.42

     VIT Strategic International Equity
     2012                <1        8.62 -  8.62          3       2.21         1.65 - 1.65      19.25 -  19.25
     2011                <1        7.23 -  7.23          2       3.52         1.65 - 1.65     -16.44 - -16.44
     2010                <1        8.65 -  8.65          3       1.44         1.65 - 1.65       8.56 -   8.56
     2009                <1        7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21
     2008                <1        8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09

     VIT Structured Small Cap Equity
     2012               707       10.94 - 20.25      8,438       1.12         1.15 - 2.59       9.90 -  11.54
     2011               863        9.96 - 18.16      9,268       0.78         1.15 - 2.59      -1.93 -  -0.47
     2010             1,062       10.15 - 18.24     11,508       0.52         1.15 - 2.59      26.75 -  28.63
     2009             1,338        8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21
     2008             1,537        6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                       --------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs Variable Insurance Trusts
   Sub-Accounts (continued):
     VIT Structured U.S. Equity
     2012                 541      $10.61 - 11.75    $  6,183      1.73%        1.29 - 2.59%     11.49 -  12.98%
     2011                 645        9.52 - 10.40       6,544      1.65         1.29 - 2.59       1.36 -   2.71
     2010                 799        9.39 - 10.12       7,921      1.40         1.29 - 2.59       9.92 -  11.39
     2009                 945        8.54 -  9.09       8,434      1.96         1.29 - 2.59      18.01 -  19.58
     2008               1,068        7.24 -  7.60       8,002      1.54         1.29 - 2.59     -38.18 - -37.36

Investments in the
  Invesco Investment Services Funds
   Sub-Accounts:
     Invesco V.I. Capital Appreciation (n)
     2012 (x)               -        7.39 -  9.98           -      0.00         0.70 - 2.30      13.49 -  15.19
     2011               6,824        6.41 -  8.79      55,148      0.15         0.70 - 2.20      -8.55 -   6.95
     2010               8,324        7.01 -  9.76      73,434      0.70         0.70 - 2.20      14.68 -  34.12
     2009               9,902        6.12 -  8.64      77,309      0.59         0.70 - 2.20      18.44 -  20.23
     2008              11,547        5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89

     Invesco V.I. Capital Development (p)
     2012 (x)               -       12.56 - 18.31           -      0.00         1.10 - 1.70      13.35 -  13.57
     2011                 491       11.08 - 16.13       7,183      0.00         1.10 - 1.70      -8.72 -  -8.17
     2010                 657       12.14 - 17.56      10,305      0.00         1.10 - 1.70      16.78 -  17.48
     2009                 742       10.40 - 14.95       9,969      0.00         1.10 - 1.70      39.97 -  40.81
     2008                 904        7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61

     Invesco V.I. Core Equity
     2012               5,459       11.39 - 12.59      81,396      0.97         0.70 - 2.20      11.40 -  13.09
     2011               6,319       10.22 - 11.13      83,568      0.94         0.70 - 2.20      -2.23 -  -0.76
     2010               7,679       10.46 - 11.22     102,270      0.92         0.70 - 2.20       7.17 -   8.79
     2009               9,116        9.76 - 10.31     112,600      1.70         0.70 - 2.20      25.51 -  27.40
     2008              10,686        7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63

     Invesco V.I. Diversified Dividend (c)
     2012               4,565       11.25 - 14.03     141,411      2.02         0.70 - 2.05      16.31 -  17.90
     2011               5,321        9.67 - 11.90     140,368      1.74         0.70 - 2.05      -1.83 -  -0.49
     2010               6,213        9.85 - 11.96     166,267      1.75         0.70 - 2.05       8.24 -   9.71
     2009               7,306        9.10 - 10.90     178,672      1.84         0.70 - 2.05      21.78 -  23.44
     2008               8,577        7.47 -  8.83     171,791      0.49         0.70 - 2.05     -37.65 - -36.80

(n) On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. Capital Growth
(p) On April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth
(x) For the period beginning January 1, 2012 and ended April 27, 2012
(c) Previously known as Invesco V.I. Dividend Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                               AT DECEMBER 31,                          FOR THE YEAR ENDED DECEMBER 31,
                     ----------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                     UNITS           UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                     (000S)       LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                     ------       ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services Funds
   Sub-Accounts (continued):
     Invesco V.I. Diversified Income
     2012              731         $12.88 - 13.57    $10,091       4.66%        1.10 - 1.85%      8.66 -   9.50%
     2011              775          11.85 - 12.39      9,818       5.44         1.10 - 1.85       5.05 -   5.85
     2010              831          11.28 - 11.70     10,007       5.69         1.10 - 1.85       8.01 -   8.84
     2009            1,012          10.44 - 10.75     11,196       9.96         1.10 - 1.85       9.02 -   9.86
     2008            1,095           9.58 -  9.79     11,030       8.15         1.10 - 1.85     -17.29 - -16.65

     Invesco V.I. Government Securities
     2012              745          15.42 - 17.18     12,302       3.05         1.10 - 1.70       0.74 -   1.35
     2011              829          15.30 - 16.95     13,545       3.33         1.10 - 1.70       6.10 -   6.73
     2010              923          14.42 - 15.88     14,330       4.73         1.10 - 1.70       3.63 -   4.25
     2009            1,137          13.92 - 15.24     16,970       4.25         1.10 - 1.70      -1.70 -  -1.11
     2008            1,525          14.16 - 15.41     23,070       3.60         1.10 - 1.70      10.42 -  11.08

     Invesco V.I. High Yield
     2012              429          15.63 - 18.06      6,535       4.87         1.10 - 1.85      15.00 -  15.89
     2011              460          13.49 - 15.70      6,091       7.12         1.10 - 1.85      -0.90 -  -0.14
     2010              517          13.51 - 15.85      6,884       9.49         1.10 - 1.85      11.47 -  12.33
     2009              614          12.02 - 14.22      7,295       8.24         1.10 - 1.85      49.96 -  51.12
     2008              716           7.96 -  9.48      5,649       9.03         1.10 - 1.85     -27.07 - -26.51

     Invesco V.I. High Yield Securities
     2012              797           9.17 - 11.22     13,624       7.37         0.70 - 1.98      16.52 -  18.03
     2011              860           7.77 -  9.63     12,595       8.05         0.70 - 1.98      -0.01 -   1.28
     2010            1,029           7.67 -  9.63     14,876       8.11         0.70 - 1.98       8.06 -   9.45
     2009            1,184           7.01 -  8.91     15,689       8.04         0.70 - 1.98      41.73 -  43.55
     2008            1,352           4.88 -  6.29     12,526       2.51         0.70 - 1.98     -24.64 - -23.66

     Invesco V.I. International Growth
     2012            1,246          12.06 - 16.61     22,031       1.43         1.10 - 1.70      13.58 -  14.27
     2011            1,441          10.62 - 14.54     22,402       1.66         1.10 - 1.70      -8.31 -  -7.76
     2010            1,664          11.58 - 15.76     28,061       2.11         1.10 - 1.70      10.96 -  11.63
     2009            1,989          10.43 - 14.12     30,189       1.41         1.10 - 1.70      32.96 -  33.76
     2008            2,390           7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03

     Invesco V.I. Mid Cap Core Equity
     2012              659          13.08 - 18.77     10,748       0.06         1.10 - 2.20       8.53 -   9.74
     2011              781          12.05 - 17.11     11,587       0.29         1.10 - 2.20      -8.41 -  -7.40
     2010              945          13.15 - 18.47     15,213       0.52         1.10 - 2.20      11.63 -  12.87
     2009            1,019          11.78 - 16.37     14,730       1.26         1.10 - 2.20      27.38 -  28.79
     2008            1,120           9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                       --------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services Funds
   Sub-Accounts (continued):
     Invesco V.I. Money Market
     2012                904       $10.16 - 11.80    $10,400       0.03%        1.10 - 1.70%     -1.66 -  -1.07%
     2011              1,111        10.33 - 11.93     12,939       0.05         1.10 - 1.70      -1.63 -  -1.04
     2010              1,254        10.50 - 12.05     14,866       0.18         1.10 - 1.70      -1.51 -  -0.92
     2009              1,450        10.66 - 12.16     17,303       0.12         1.10 - 1.70      -1.58 -  -0.99
     2008              1,947        10.83 - 12.29     23,394       2.06         1.10 - 1.70       0.32 -   0.93

     Invesco V.I. S&P 500 Index
     2012              2,391        10.27 - 11.48     29,851       2.07         0.70 - 2.05      13.31 -  14.85
     2011              2,722         9.07 - 10.00     29,967       1.94         0.70 - 2.05      -0.21 -   1.14
     2010              3,123         9.09 -  9.89     34,211       1.91         0.70 - 2.05      12.54 -  14.07
     2009              3,670         8.07 -  8.67     35,552       2.69         0.70 - 2.05      23.77 -  25.45
     2008              3,976         6.52 -  6.91     30,896       2.46         0.70 - 2.05     -38.35 - -37.51

     Invesco V.I. Technology
     2012                177        13.15 - 13.86      2,387       0.00         1.10 - 1.70       9.40 -  10.06
     2011                193        12.02 - 12.59      2,371       0.19         1.10 - 1.70      -6.65 -  -6.09
     2010                214        12.88 - 13.41      2,815       0.00         1.10 - 1.70      19.26 -  19.98
     2009                296        10.80 - 11.17      3,239       0.00         1.10 - 1.70      54.75 -  55.68
     2008                281         6.98 -  7.18      1,985       0.00         1.10 - 1.70     -45.44 - -45.11

     Invesco V.I. Utilities
     2012                311        18.79 - 19.79      6,002       3.19         1.10 - 1.70       1.86 -   2.47
     2011                341        18.45 - 19.32      6,433       3.18         1.10 - 1.70      14.49 -  15.18
     2010                393        16.11 - 16.77      6,462       3.41         1.10 - 1.70       4.51 -   5.14
     2009                454        15.42 - 15.95      7,117       4.44         1.10 - 1.70      12.99 -  13.67
     2008                528        13.64 - 14.03      7,308       2.56         1.10 - 1.70     -33.50 - -33.10

     Invesco Van Kampen V.I. American Franchise (e)
     2012 (aa)         7,873         7.28 - 11.45     78,332       0.00         0.70 - 2.30      11.14 -  12.94
     2011              2,954         6.44 - 10.30     26,873       0.00         0.70 - 2.30      -8.31 -  -6.83
     2010              2,775         6.91 - 11.23     25,826       0.00         0.70 - 2.30      17.12 -  19.01
     2009              3,339         5.81 -  9.59     26,376       0.11         0.70 - 2.30      62.30 -  64.91
     2008              3,876         3.52 -  5.91     18,810       0.54         0.70 - 2.30     -50.15 - -49.34

(e) Previously known as Invesco Van Kampen V.I. Capital Growth
(aa) For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                       --------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services Funds
   Sub-Accounts (continued):
     Invesco Van Kampen V.I. American Value (l)
     2012              2,761       $15.60 - 20.79    $45,487       0.70%        0.70 - 2.69%     14.14 -  16.49%
     2011              3,356        13.67 - 17.85     47,938       0.66         0.70 - 2.69      -1.79 -   0.22
     2010              4,243        13.92 - 17.81     61,101       0.91         0.70 - 2.69      18.96 -  21.39
     2009              5,038        11.70 - 14.67     60,411       1.21         0.70 - 2.69      35.46 -  38.24
     2008              5,830         8.64 - 10.61     51,012       0.84         0.70 - 2.69     -42.87 - -41.70

     Invesco Van Kampen V.I. Comstock
     2012              2,038        13.25 - 15.58     29,458       1.69         0.70 - 2.30      16.52 -  18.40
     2011              2,480        11.37 - 13.16     30,516       1.65         0.70 - 2.30      -4.07 -  -2.52
     2010              3,006        11.86 - 13.50     38,273       0.13         0.70 - 2.30      13.34 -  15.17
     2009              3,622        10.46 - 11.72     40,418       4.52         0.70 - 2.30      25.85 -  27.88
     2008              4,331         8.31 -  9.16     38,125       2.68         0.70 - 2.30     -37.14 - -36.12

     Invesco Van Kampen V.I. Equity and Income
     2012              1,888        14.77 - 17.64     25,806       1.87         0.70 - 2.05      10.29 -  11.79
     2011 (ae)         2,160        13.39 - 15.78     26,442       0.60         0.70 - 2.05      -9.19 -  -8.36

     Invesco V.I. Global Core Equity (g)
     2012              2,028        10.88 - 13.20     36,934       2.45         0.70 - 2.05      11.44 -  12.95
     2011              2,401         9.76 - 11.69     39,167       0.00         0.70 - 2.05     -18.36 - -11.58
     2010                  2        10.04 - 10.54         21       1.85         1.35 - 1.85       8.90 -   9.45
     2009                  2         9.22 -  9.63         19       5.28         1.35 - 1.85      13.85 -  14.43
     2008                  3         8.10 -  8.42         27       2.54         1.35 - 1.85     -41.26 - -40.96

     Invesco Van Kampen V.I. Mid Cap Growth (p)
     2012                429        12.20 - 17.86      6,892       0.00         1.10 - 1.70      -2.85 -  -2.45

     Invesco Van Kampen V.I. Value Opportunities (a)
     2012                559        11.40 - 12.20      6,590       1.50         1.10 - 1.70      15.72 -  16.41
     2011                681         9.85 - 10.48      6,910       0.85         1.10 - 1.70      -4.68 -  -4.11
     2010                808        10.34 - 10.93      8,584       0.55         1.10 - 1.70       5.54 -   6.18
     2009                984         9.79 - 10.29      9,877       1.53         1.10 - 1.70      45.51 -  46.38
     2008              1,255         6.73 -  7.03      8,632       0.78         1.10 - 1.70     -52.58 - -52.30

(a) Previously known as Invesco V.I. Basic Value
(g) Previously known as Invesco Van Kampen V.I. Global Value Equity
(l) Previously known as Invesco Van Kampen V.I. Mid Cap Value
(p) On April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth
(ae) For the period beginning April 29, 2011 and ended December 31, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts:
     Invesco V.I. Capital Appreciation II (o)
     2012 (x)         -   $11.31 - 12.74    $     -       0.00%        1.29 - 2.59%     14.36 -  14.85%
     2011           197     9.89 - 11.09      1,959       0.00         1.29 - 2.59     -10.49 -  -9.30
     2010           359    11.05 - 12.23      4,072       0.48         1.29 - 2.59      12.22 -  13.72
     2009           412     9.84 - 10.75      4,102       0.26         1.29 - 2.59      17.59 -  19.16
     2008           445     8.37 -  9.02      3,716       0.00         1.29 - 2.59     -44.12 - -43.37

     Invesco V.I. Capital Development II (q)
     2012 (x)         -    12.53 - 14.05          -       0.00         1.30 - 2.40       6.87 -  13.37
     2011            30    11.73 - 12.39        364       0.00         1.30 - 1.85      -9.07 -  -8.57
     2010            30    12.89 - 13.55        393       0.00         1.30 - 1.85      16.30 -  16.94
     2009            36    10.95 - 11.59        410       0.00         1.30 - 2.00      39.18 -  40.16
     2008            42     7.87 -  8.27        336       0.00         1.30 - 2.00     -48.18 - -47.81

     Invesco V.I. Core Equity II
     2012           159    10.89 - 11.90      1,912       0.81         1.29 - 2.59      10.66 -  12.14
     2011           212     9.84 - 10.61      2,293       0.80         1.29 - 2.59      -2.87 -  -1.58
     2010           237    10.13 - 10.78      2,602       0.74         1.29 - 2.59       6.42 -   7.84
     2009           275     9.52 - 10.00      2,814       1.48         1.29 - 2.59      24.67 -  26.33
     2008           328     7.64 -  7.91      2,672       1.82         1.29 - 2.59     -32.13 - -31.22

     Invesco V.I. Diversified Dividend II (d)
     2012         3,062    12.93 - 14.70     37,838       1.76         1.29 - 2.59      15.30 -  16.84
     2011         3,737    11.22 - 12.58     39,592       1.45         1.29 - 2.59      -2.65 -  -1.35
     2010         4,451    11.52 - 12.75     48,029       1.38         1.29 - 2.59       7.35 -   8.78
     2009         6,186    10.73 - 11.72     60,772       1.60         1.29 - 2.59      20.73 -  22.34
     2008         6,855     8.89 -  9.58     55,407       0.42         1.29 - 2.59     -38.11 - -37.28

     Invesco V.I. Diversified Income II
     2012            22    12.04 - 13.14        275       4.69         1.30 - 2.10       8.08 -   8.95
     2011            19    11.14 - 12.06        224       4.63         1.30 - 2.10       4.51 -   5.35
     2010            21    10.66 - 11.45        228       4.93         1.30 - 2.10       7.42 -   8.29
     2009            27     9.92 - 10.57        282       8.26         1.30 - 2.10       8.59 -   9.46
     2008            38     9.13 -  9.66        357       8.83         1.30 - 2.10     -17.68 - -17.01

(d) Previously known as Invesco V.I. Dividend Growth II
(o) On April 27, 2012, Invesco V.I. Capital Appreciation II merged into Invesco Van Kampen V.I. Capital Growth II
(q) On April 27, 2012, Invesco V.I. Capital Development II merged into Invesco Van Kampen V.I. Mid Cap Growth II
(x) For the period beginning January 1, 2012 and ended April 27, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                          AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                -------------------------------------- ------------------------------------------------
                           ACCUMULATION                                   EXPENSE            TOTAL
                UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Government Securities II
     2012          34     $12.84 - 14.02     $   460       2.68%        1.30 - 2.10%      0.09 -   0.90%
     2011          42      12.83 - 13.90         564       3.64         1.30 - 2.10       5.40 -   6.24
     2010          61      12.17 - 13.08         770       3.99         1.30 - 2.10       2.92 -   3.74
     2009          87      11.83 - 12.61       1,074       2.87         1.30 - 2.10      -2.33 -  -1.55
     2008         195      12.11 - 12.81       2,435       4.59         1.30 - 2.10       9.65 -  10.53

     Invesco V.I. High Yield II
     2012          20      18.51 - 19.99         389       4.82         1.30 - 2.00      14.64 -  15.45
     2011          23      16.14 - 17.31         396       6.88         1.30 - 2.00      -1.38 -  -0.69
     2010          26      16.37 - 17.43         454       8.34         1.30 - 2.00      11.24 -  12.02
     2009          30      14.72 - 15.56         461       8.40         1.30 - 2.00      49.06 -  50.10
     2008          36       9.87 - 10.37         372       9.43         1.30 - 2.00     -27.27 - -26.76

     Invesco V.I. High Yield Securities II
     2012         946      16.46 - 18.71      10,908       6.82         1.29 - 2.59      15.43 -  16.97
     2011       1,129      14.26 - 16.00      11,291       7.55         1.29 - 2.59      -0.97 -   0.34
     2010       1,492      14.40 - 15.94      14,783       8.09         1.29 - 2.59       7.11 -   8.54
     2009       1,655      13.45 - 14.69      15,526       7.67         1.29 - 2.59      40.54 -  42.41
     2008       1,904       9.57 - 10.32      12,774       2.49         1.29 - 2.59     -25.19 - -24.19

     Invesco V.I. International Growth II
     2012         442       8.62 -  9.42       4,373       1.27         1.29 - 2.59      12.26 -  13.76
     2011         507       7.68 -  8.28       4,429       0.00         1.29 - 2.59     -16.51 - -15.76
     2010          35      17.22 - 18.52         621       1.60         1.30 - 2.10      10.27 -  11.15
     2009          49      15.62 - 16.66         796       1.27         1.30 - 2.10      32.11 -  33.17
     2008          59      11.82 - 12.51         719       0.40         1.30 - 2.10     -41.78 -  41.32

     Invesco V.I. Mid Cap Core Equity II
     2012         165      12.50 - 13.84       2,270       0.00         1.29 - 2.44       7.91 -   9.19
     2011         232      11.58 - 12.67       2,950       0.09         1.29 - 2.44      -8.78 -  -7.71
     2010         268      12.70 - 13.73       3,700       0.31         1.29 - 2.44      11.00 -  12.31
     2009         332      11.44 - 12.22       4,096       0.96         1.29 - 2.44      26.69 -  28.18
     2008         392       9.03 -  9.54       3,809       1.25         1.29 - 2.44     -30.42 - -29.60

     Invesco V.I. Money Market II
     2012          77       8.83 -  9.98         745       0.03         1.30 - 2.40      -2.35 -  -1.27
     2011          97       9.05 - 10.11         961       0.05         1.30 - 2.40      -2.32 -  -1.24
     2010          96       9.26 - 10.23         962       0.18         1.30 - 2.40      -2.20 -  -1.12
     2009         159       9.47 - 10.35       1,626       0.06         1.30 - 2.40      -2.31 -  -1.23
     2008         198       9.69 - 10.48       2,045       1.74         1.30 - 2.40      -0.63 -   0.47

     Invesco V.I. S&P 500 Index II
     2012       5,012      14.04 - 15.96      59,512       1.79         1.29 - 2.59      12.52 -  14.02
     2011       5,842      12.48 - 14.00      61,658       1.66         1.29 - 2.59      -1.09 -   0.23
     2010       7,386      12.62 - 13.97      78,241       1.63         1.29 - 2.59      11.62 -  13.11
     2009       8,739      11.30 - 12.35      81,763       2.42         1.29 - 2.59      22.80 -  24.44
     2008       9,510       9.20 -  9.92      71,982       2.11         1.29 - 2.59     -38.90 - -38.08

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Technology II
     2012               2  $12.68 - 13.31    $     31      0.00%        1.30 - 1.85%      9.00 -   9.60%
     2011               2   11.64 - 12.14          25      0.06         1.30 - 1.85      -7.05 -  -6.54
     2010               4   12.52 - 12.99          49      0.00         1.30 - 1.85      18.82 -  19.47
     2009               4   10.54 - 10.87          45      0.00         1.30 - 1.85      54.26 -  55.11
     2008               6    6.83 -  7.01          43      0.00         1.30 - 1.85     -45.77 - -45.47

     Invesco V.I. Utilities II
     2012              11   18.15 - 19.04         197      2.34         1.30 - 1.85       1.45 -   2.01
     2011              19   17.89 - 18.66         359      3.44         1.30 - 1.85      14.03 -  14.66
     2010              28   15.69 - 16.28         448      3.28         1.30 - 1.85       4.07 -   4.64
     2009              29   15.08 - 15.56         452      3.64         1.30 - 1.85      12.51 -  13.13
     2008              42   13.40 - 13.75         572      2.51         1.30 - 1.85     -33.75 - -33.38

     Invesco Van Kampen V.I. American Franchise II (f)
     2012 (aa)      2,303   13.65 - 15.47      27,027      0.00         1.29 - 2.59      10.45 -  11.93
     2011           2,638   12.36 - 13.82      27,718      0.00         1.29 - 2.59      -7.92 -  -7.60
     2010           3,259   13.56 - 14.95      37,032      0.00         1.29 - 2.59      17.61 -  18.02
     2009           3,778   11.64 - 12.67      36,584      0.00         1.29 - 2.59      61.35 -  63.51
     2008           4,416    7.21 -  7.78      26,105      0.20         1.29 - 2.59     -50.44 - -49.77

     Invesco Van Kampen V.I. American Value II (m)
     2012           1,633   17.49 - 20.60      33,463      0.62         1.29 - 2.59      14.04 -  15.56
     2011           2,055   15.13 - 18.06      36,578      0.59         1.29 - 2.59      -0.47 -  29.76
     2010           2,557   15.21 - 18.39      45,935      0.84         1.29 - 2.59      19.02 -  20.61
     2009           3,109   12.61 - 15.45      46,473      1.11         1.29 - 2.59      35.56 -  37.36
     2008           3,724   11.40 - 12.29      40,747      0.76         1.29 - 2.59     -42.94 - -42.18

     Invesco Van Kampen V.I. Comstock II
     2012           7,653   13.42 - 15.08     112,848      1.47         1.29 - 2.59      15.84 -  17.39
     2011           9,615   11.43 - 13.02     121,444      1.39         1.29 - 2.59      -3.37 -  20.21
     2010          11,989   11.83 - 13.65     157,376      0.13         1.29 - 2.59      12.70 -  14.20
     2009          14,081   10.36 - 12.12     162,470      4.05         1.29 - 2.59      25.08 -  26.75
     2008          16,334    9.69 - 10.44     149,246      2.38         1.29 - 2.59     -37.47 - -36.63

(f)Previously known as Invesco Van Kampen V.I. Capital Growth II
(m)Previously known as Invesco Van Kampen V.I. Mid Cap Value II
(aa)For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                          AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                -------------------------------------- ------------------------------------------------
                           ACCUMULATION                                   EXPENSE            TOTAL
                UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco Van Kampen V.I. Equity and Income II
     2012       2,674     $14.57 - 14.92     $40,003       1.71%        1.29 - 2.59%      9.47 -  10.93%
     2011       3,478      13.13 - 13.63      47,127       1.66         1.29 - 2.59      -2.57 -  10.46
     2010       3,394      13.48 - 14.17      47,464       1.95         1.29 - 2.59       9.13 -  10.59
     2009       3,981      12.19 - 12.99      50,480       2.68         1.29 - 2.59      19.32 -  20.91
     2008       4,556      10.88 - 11.73      47,934       2.44         1.29 - 2.59     -24.69 - -23.68

     Invesco V.I. Global Core Equity II (h)
     2012       1,724      12.36 - 14.05      20,367       2.31         1.29 - 2.59      10.47 -  11.95
     2011       1,996      11.19 - 12.55      21,127       0.00         1.29 - 2.59     -19.53 - -18.81

     Invesco Van Kampen V.I. Growth and Income II
     2012       3,506      16.25 - 17.36      61,202       1.27         1.29 - 2.69      11.26 -  22.08
     2011       4,372      14.60 - 15.38      67,890       0.98         1.29 - 2.69     -10.80 -  -4.89
     2010       5,458      15.35 - 15.94      88,173       0.10         1.29 - 2.69       9.18 -  10.75
     2009       6,315      14.06 - 14.39      92,402       3.40         1.29 - 2.69      20.77 -  22.51
     2008       7,078      11.64 - 12.71      84,837       1.92         1.29 - 2.69     -34.04 - -33.09

     Invesco Van Kampen V.I. Mid Cap Growth II (q)
     2012         615      15.37 - 16.98       9,438       0.00         0.83 - 2.59       8.73 -   9.60
     2011         742      14.02 - 15.62      10,412       0.00         0.70 - 2.59      -9.99 -  13.98
     2010         879      15.58 - 17.69      13,827       0.00         0.70 - 2.59      23.98 -  26.39
     2009       1,031      12.32 - 14.26      12,941       0.00         0.70 - 2.59      52.33 -  55.28
     2008       1,132       7.94 -  9.36       9,250       0.00         0.70 - 2.59     -48.22 - -47.21

     Invesco Van Kampen V.I. Value Opportunities II (b)
     2012         475      11.86 - 13.28       5,849       1.18         1.29 - 2.44      14.78 -  16.13
     2011         591      10.33 - 11.44       6,311       0.64         1.29 - 2.44      -5.75 -  -4.64
     2010         859      10.96 - 12.00       9,726       0.34         1.29 - 2.44       4.34 -   5.57
     2009         976      10.40 - 11.36      10,466       1.13         1.29 - 2.59      43.91 -  45.83
     2008       1,178       7.23 -  7.79       8,652       0.49         1.29 - 2.59     -53.15 - -52.53

(b)Previously known as Invesco V.I. Basic Value II
(h)Previously known as Invesco Van Kampen V.I. Global Value Equity II
(q)On April 27, 2012, Invesco V.I. Capital Development II merged into Invesco Van Kampen V.I. Mid Cap Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Janus Aspen Series
   Sub-Account:
     Forty Portfolio
     2012            <1    $17.23 - 17.23      $ 8         0.76%        1.50 - 1.50%     22.29 -  22.29%
     2011            <1     14.09 - 14.09        7         0.39         1.50 - 1.50      -8.09 -  -8.09
     2010            <1     15.33 - 15.33        7         0.29         1.50 - 1.50       5.15 -   5.15
     2009             1     14.58 - 14.58       17         0.04         1.50 - 1.50      44.14 -  44.14
     2008             1     10.11 - 10.11       12         0.15         1.50 - 1.50     -44.99 - -44.99

Investments in the
  Lazard Retirement Series, Inc.
   Sub-Account:
     Emerging Markets Equity
     2012            <1     52.55 - 52.55        1         1.68         1.50 - 1.50      20.22 -  20.22
     2011            <1     43.71 - 43.71        1         2.11         1.50 - 1.50     -19.23 - -19.23
     2010            <1     54.12 - 54.12        1         0.82         1.50 - 1.50      20.86 -  20.86
     2009            <1     44.78 - 44.78        1         2.57         1.50 - 1.50      67.30 -  67.30
     2008            <1     26.77 - 26.77        1         0.25         1.50 - 1.50     -49.49 - -49.49

Investments in the
  Legg Mason Partners Variable Income Trust
   Sub-Accounts:
     Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
     2012            <1      9.09 -  9.09        1         1.74         1.50 - 1.50      13.25 -  13.25
     2011            <1      8.02 -  8.02        1         1.40         1.50 - 1.50      -7.60 -  -7.60
     2010            <1      8.68 -  8.68        1         1.71         1.50 - 1.50      14.86 -  14.86
     2009            <1      7.56 -  7.56        1         1.34         1.50 - 1.50      27.42 -  27.42
     2008            <1      5.93 -  5.93        1         0.52         1.50 - 1.50     -37.53 - -37.53

Investments in the
  Legg Mason Partners Variable Portfolios I, Inc
   Sub-Accounts:
     Legg Mason ClearBridge Variable Large Cap Value Portfolio I
     2012            <1     13.61 - 13.61        1         2.33         1.50 - 1.50      14.75 -  14.75
     2011            <1     11.86 - 11.86        1         2.25         1.50 - 1.50       3.38 -   3.38
     2010            <1     11.47 - 11.47        1         2.88         1.50 - 1.50       7.82 -   7.82
     2009            <1     10.64 - 10.64        1         1.78         1.50 - 1.50      22.63 -  22.63
     2008            <1      8.67 -  8.67        1         0.30         1.50 - 1.50     -36.59 - -36.59

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series Fund
   Sub-Account:
     Bond-Debenture
     2012         1,772   $14.40 - 16.06    $27,857       5.30%        1.29 - 2.59%      9.61 -  11.08%
     2011         2,149    13.14 - 14.46     30,483       5.35         1.29 - 2.59       1.69 -   3.04
     2010         2,554    12.92 - 14.04     35,211       5.80         1.29 - 2.59       9.41 -  10.87
     2009         2,796    11.81 - 12.66     34,857       6.50         1.29 - 2.59      30.83 -  32.58
     2008         3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60

     Fundamental Equity
     2012           479    13.04 - 14.55      6,793       0.49         1.29 - 2.59       7.71 -   9.15
     2011           630    12.11 - 13.33      8,230       0.18         1.29 - 2.59      -6.96 -  -5.72
     2010           813    13.01 - 14.14     11,249       0.29         1.29 - 2.59      15.95 -  17.49
     2009           919    11.22 - 12.03     10,849       0.17         1.29 - 2.59      22.71 -  24.35
     2008           979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59

     Growth and Income
     2012         1,467    10.31 - 11.50     16,481       0.93         1.29 - 2.59       9.18 -  10.64
     2011         1,813     9.44 - 10.40     18,481       0.67         1.29 - 2.59      -8.51 -  -7.29
     2010         2,222    10.32 - 11.21     24,514       0.51         1.29 - 2.59      14.37 -  15.90
     2009         2,661     9.02 -  9.67     25,385       0.92         1.29 - 2.59      15.82 -  17.36
     2008         3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24

     Growth Opportunities
     2012           645    14.17 - 15.61      9,823       0.00         1.29 - 2.44      11.31 -  12.63
     2011           787    12.73 - 13.86     10,684       0.00         1.29 - 2.44     -12.24 - -11.21
     2010           940    14.50 - 15.61     14,399       0.00         1.29 - 2.44      19.93 -  21.34
     2009         1,108    12.09 - 12.86     14,019       0.00         1.29 - 2.44      42.00 -  43.67
     2008         1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04

     Mid-Cap Stock (k)
     2012         1,516    11.64 - 12.98     19,205       0.62         1.29 - 2.59      11.57 -  13.06
     2011         1,956    10.43 - 11.48     21,997       0.20         1.29 - 2.59      -6.49 -  -5.25
     2010         2,335    11.16 - 12.12     27,793       0.37         1.29 - 2.59      22.19 -  23.81
     2009         2,856     9.13 -  9.79     27,522       0.45         1.29 - 2.59      23.33 -  24.98
     2008         3,371     7.40 -  7.83     26,079       1.19         1.29 - 2.59     -40.93 - -40.14

(k)Previously known as Mid-Cap Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts:
     MFS Growth
     2012            53    $ 7.13 - 15.55     $  622       0.00%        1.15 - 1.65%     15.46 -  16.04%
     2011            71      6.18 - 13.40        685       0.19         1.15 - 1.65      -1.95 -  -1.46
     2010            87      6.30 - 13.60        836       0.11         1.15 - 1.65      13.45 -  14.02
     2009           103      5.55 - 11.93        894       0.33         1.15 - 1.65      35.42 -  36.10
     2008           113      4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13

     MFS High Income
     2012            19     17.28 - 17.74        343       6.98         1.25 - 1.45      13.27 -  15.88
     2011            25     14.91 - 15.67        397       8.81         1.25 - 1.65       2.41 -   2.82
     2010            36     14.56 - 15.24        536       7.41         1.25 - 1.65      12.86 -  13.31
     2009            40     12.90 - 13.45        527       7.56         1.25 - 1.65      43.17 -  43.74
     2008            49      9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38

     MFS Investors Trust
     2012            83     10.51 - 13.04        960       0.91         1.15 - 1.65      17.23 -  17.82
     2011            98      8.96 - 11.07        970       0.76         1.15 - 1.65      -3.78 -  -3.30
     2010           163      9.31 - 11.45      1,666       1.20         1.15 - 1.65       9.28 -   9.83
     2009           186      8.52 - 10.42      1,740       1.59         1.15 - 1.65      24.82 -  25.45
     2008           225      6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85

     MFS New Discovery
     2012            76     13.00 - 27.33      1,576       0.00         1.15 - 1.65      19.24 -  19.84
     2011            91     10.90 - 22.81      1,576       0.00         1.15 - 1.65     -25.67 - -11.29
     2010           102     12.35 - 25.71      2,008       0.00         1.15 - 1.65      12.94 -  34.78
     2009           147     14.40 - 19.08      2,154       0.00         1.15 - 1.65      60.51 -  61.32
     2008           165      8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02

     MFS Research
     2012            51      9.22 - 12.35        548       0.80         1.15 - 1.65      15.35 -  15.93
     2011            61      8.00 - 10.65        568       0.86         1.15 - 1.65      -2.08 -  -1.59
     2010            64      8.17 - 10.82        608       0.95         1.15 - 1.65      14.00 -  14.57
     2009            80      7.16 -  9.45        670       1.44         1.15 - 1.65      28.41 -  29.05
     2008            91      5.58 -  7.32        597       0.54         1.15 - 1.65     -37.13 - -36.82

     MFS Research Bond
     2012            48     18.48 - 19.50        929       2.80         1.25 - 1.65       5.59 -   6.01
     2011            56     17.50 - 18.39      1,028       2.46         1.25 - 1.65       5.00 -   5.42
     2010            79     16.67 - 17.44      1,367       3.15         1.25 - 1.65       5.71 -   6.13
     2009            89     15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72
     2008           117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts (continued):
     MFS Utilities
     2012            10    $23.40 - 24.60     $  240       6.57%        1.15 - 1.59%     12.38 -  14.12%
     2011            12     20.82 - 21.56        255       3.23         1.35 - 1.65       5.04 -   5.36
     2010            13     19.82 - 20.46        257       3.08         1.35 - 1.65      11.95 -  12.28
     2009            14     17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43
     2008            11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51

Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts:
     MFS Growth (Service Class)
     2012            10     10.44 - 11.07        106       0.00         1.35 - 1.85      14.90 -  15.49
     2011            15      9.08 -  9.59        139       0.02         1.35 - 1.85      -2.39 -  -1.90
     2010            28      9.31 -  9.77        265       0.00         1.35 - 1.85      12.90 -  13.47
     2009            35      8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47
     2008            57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39

     MFS Investors Trust (Service Class)
     2012            10     11.04 - 11.72        120       0.68         1.35 - 1.85      16.63 -  17.22
     2011            15      9.47 -  9.99        148       0.73         1.35 - 1.85     -4.22 -   -3.73
     2010            18      9.88 - 10.38        183       0.97         1.35 - 1.85       8.83 -   9.38
     2009            21      9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85
     2008            34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16

     MFS New Discovery (Service Class)
     2012            10     13.26 - 14.07        133       0.00         1.35 - 1.85      18.66 -  19.26
     2011            19     11.18 - 11.80        228       0.00         1.35 - 1.85     -12.15 - -11.70
     2010            24     12.72 - 13.36        322       0.00         1.35 - 1.85      33.43 -  34.11
     2009            29      9.54 -  9.96        286       0.00         1.35 - 1.85      59.91 -  60.72
     2008            43      5.96 -  6.20        263       0.00         1.35 - 1.85     -40.64 - -40.34

     MFS Research (Service Class)
     2012             5     11.08 - 11.76         63       0.64         1.35 - 1.85      14.74 -  15.32
     2011            10      9.66 - 10.19        104       0.62         1.35 - 1.85      -2.52 -  -2.03
     2010            16      9.91 - 10.40        168       0.72         1.35 - 1.85      13.51 -  14.08
     2009            19      8.73 -  9.12        174       1.09         1.35 - 1.85      27.79 -  28.44
     2008            23      6.83 -  7.10        161       0.32         1.35 - 1.85     -37.44 - -37.12

     MFS Utilities (Service Class)
     2012            60     19.42 - 24.32      1,355       6.21         1.35 - 2.00      10.94 -  11.68
     2011            64     17.39 - 21.92      1,313       3.01         1.35 - 2.00       4.38 -   5.07
     2010            72     16.55 - 21.00      1,401       2.74         1.35 - 2.00      11.24 -  11.98
     2009            78     14.78 - 18.88      1,367       4.06         1.35 - 2.00      30.21 -  31.08
     2008            80     10.85 - 11.28      1,080       1.36         1.35 - 1.85     -38.96 - -38.65

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts:
     Aggressive Equity
     2012            653   $10.44 - 13.12    $ 10,406      0.00%        0.70 - 1.85%      9.79 -  11.07%
     2011            774     9.51 - 11.81      11,187      0.00         0.70 - 1.85      -9.03 -  -7.98
     2010            900    10.45 - 12.84      14,196      0.00         0.70 - 1.85      23.72 -  25.15
     2009          1,101     8.45 - 10.26      13,824      0.00         0.70 - 1.85      66.36 -  68.28
     2008          1,256     5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22

     European Equity
     2012          1,270    10.52 - 11.81      36,933      2.78         0.70 - 2.05      16.10 -  17.68
     2011          1,534     9.06 - 10.04      37,738      2.41         0.70 - 2.05     -11.47 - -10.27
     2010          1,820    10.23 - 11.19      50,452      2.45         0.70 - 2.05       5.05 -   6.48
     2009          2,151     9.74 - 10.51      56,333      3.68         0.70 - 2.05      25.14 -  26.84
     2008          2,531     7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10

     Income Plus
     2012          2,475    17.48 - 22.70      79,591      5.71         0.70 - 2.05      11.77 -  13.30
     2011          2,910    15.64 - 20.04      83,302      5.89         0.70 - 2.05       2.88 -   4.28
     2010          3,561    15.20 - 19.22      98,116      6.18         0.70 - 2.05       7.06 -   8.51
     2009          4,147    14.20 - 17.71     105,871      5.05         0.70 - 2.05      20.09 -  21.72
     2008          4,810    11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56

     Limited Duration
     2012            901     9.95 - 11.90       9,739      2.97         0.70 - 1.85       1.44 -   2.62
     2011          1,106     9.81 - 11.60      11,737      3.35         0.70 - 1.85       0.88 -   2.04
     2010          1,322     9.72 - 11.37      13,853      3.49         0.70 - 1.85       0.48 -   1.64
     2009          1,520     9.68 - 11.18      15,795      4.51         0.70 - 1.85       3.82 -   5.02
     2008          1,529     9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50

     Money Market
     2012          2,779     9.68 - 11.92      39,127      0.01         0.70 - 2.05      -2.02 -  -0.69
     2011          3,311     9.88 - 12.01      47,376      0.01         0.70 - 2.05      -2.01 -  -0.69
     2010          3,762    10.09 - 12.09      54,829      0.01         0.70 - 2.05      -2.02 -  -0.69
     2009          5,289    10.29 - 12.17      78,019      0.03         0.70 - 2.05      -2.00 -  -0.67
     2008          7,145    10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74

     Multi Cap Growth
     2012          3,471    11.01 - 11.61     155,909      0.00         0.70 - 2.05      10.09 -  11.59
     2011          4,049    10.00 - 10.41     163,632      0.17         0.70 - 2.05      -8.63 -  -7.39
     2010          4,781    10.94 - 11.24     208,335      0.16         0.70 - 2.05      25.17 -  26.87
     2009          5,606     8.74 -  8.86     191,503      0.37         0.70 - 2.05      67.85 -  70.12
     2008          6,492     5.21 -  5.21     132,556      0.27         0.70 - 2.05     -48.69 - -47.99

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Strategist
     2012           2,969  $11.50 - 13.97    $ 80,533      2.00%        0.70 - 2.05%      4.73 -   6.16%
     2011           3,493   10.98 - 13.16      90,477      2.13         0.70 - 2.05      -9.83 -  -8.60
     2010           4,202   12.17 - 14.40     119,746      1.56         0.70 - 2.05       4.65 -   6.07
     2009           4,779   11.63 - 13.57     128,786      2.21         0.70 - 2.05      17.31 -  18.90
     2008           5,406    9.92 - 11.42     126,027      0.77         0.70 - 2.05     -25.53 - -24.51

     Utilities
     2012           1,661   12.61 - 14.51      53,561      2.40         0.70 - 1.98      16.36 -  17.86
     2011           1,963   10.84 - 12.31      54,192      2.58         0.70 - 1.98      13.80 -  15.26
     2010           2,314    9.52 - 10.68      56,101      2.87         0.70 - 1.98       4.83 -   6.18
     2009           2,729    9.08 - 10.06      62,830      3.00         0.70 - 1.98      16.92 -  18.43
     2008           3,369    7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74

Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts:
     Aggressive Equity (Class Y Shares)
     2012           1,145   18.99 - 21.59      14,431      0.00         1.29 - 2.59       8.72 -  10.17
     2011           1,293   17.47 - 19.59      14,805      0.00         1.29 - 2.59      -9.98 -  -8.78
     2010           1,405   19.40 - 21.48      17,488      0.00         1.29 - 2.59      22.48 -  24.11
     2009           1,615   15.84 - 17.31      16,329      0.00         1.29 - 2.59      64.68 -  66.88
     2008           1,870    9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66

     European Equity (Class Y Shares)
     2012           1,041   15.27 - 17.10      11,349      2.49         1.29 - 2.44      15.27 -  16.63
     2011           1,204   13.25 - 14.66      11,290      2.24         1.29 - 2.44     -12.05 - -11.01
     2010           1,563   15.06 - 16.48      17,219      2.24         1.29 - 2.44       4.35 -   5.58
     2009           1,793   14.29 - 15.61      18,682      3.36         1.29 - 2.59      24.11 -  25.77
     2008           2,096   11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58

     Income Plus (Class Y Shares)
     2012           5,729   14.06 - 15.98      95,435      5.60         1.29 - 2.59      10.87 -  12.35
     2011           6,775   12.68 - 14.22     100,407      5.65         1.29 - 2.59       2.01 -   3.37
     2010           8,429   12.43 - 13.76     121,240      5.71         1.29 - 2.59       6.19 -   7.61
     2009          10,696   11.71 - 12.79     144,625      4.84         1.29 - 2.59      19.13 -  20.72
     2008          11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28

     Limited Duration (Class Y Shares)
     2012           3,926    8.32 -  9.45      37,443      2.79         1.29 - 2.59       0.37 -   1.72
     2011           4,529    8.29 -  9.29      42,641      2.99         1.29 - 2.59      -0.20 -   1.13
     2010           5,588    8.30 -  9.19      52,204      3.32         1.29 - 2.59      -0.43 -   0.90
     2009           6,355    8.34 -  9.11      58,968      4.16         1.29 - 2.59       2.82 -   4.20
     2008           6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts (continued):
     Money Market (Class Y Shares)
     2012           4,716  $ 8.96 - 10.18    $ 46,745      0.01%        1.29 - 2.59%     -2.59 -  -1.28%
     2011           5,322    9.20 - 10.32      53,761      0.01         1.29 - 2.59      -2.57 -  -1.28
     2010           6,282    9.44 - 10.45      64,508      0.01         1.29 - 2.59      -2.58 -  -1.28
     2009           7,480    9.69 - 10.59      78,126      0.01         1.29 - 2.59      -2.58 -  -1.28
     2008          10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88

     Multi Cap Growth (Class Y Shares)
     2012           3,313   17.87 - 20.32      43,808      0.00         1.29 - 2.59       9.18 -  10.64
     2011           3,954   16.37 - 18.36      47,586      0.00         1.29 - 2.59      -9.37 -  -8.16
     2010           4,919   18.06 - 19.99      64,428      0.00         1.29 - 2.59      24.13 -  25.79
     2009           5,874   14.55 - 15.89      61,677      0.12         1.29 - 2.59      66.43 -  68.65
     2008           6,953    8.74 -  9.42      44,054      0.19         1.29 - 2.59     -49.10 - -48.42

     Strategist (Class Y Shares)
     2012           2,776   13.17 - 14.97      34,006      1.64         1.29 - 2.59       3.91 -   5.30
     2011           3,318   12.68 - 14.22      38,876      1.79         1.29 - 2.59     -10.50 -  -9.31
     2010           4,237   14.16 - 15.68      55,142      1.36         1.29 - 2.59       3.74 -   5.13
     2009           4,691   13.65 - 14.91      58,365      2.06         1.29 - 2.59      16.35 -  17.90
     2008           4,861   11.73 - 12.65      51,318      0.72         1.29 - 2.59     -26.17 - -25.18

     Utilities (Class Y Shares)
     2012           1,038   20.67 - 23.49      14,220      2.20         1.29 - 2.59      15.37 -  16.91
     2011           1,190   17.91 - 20.09      14,141      2.26         1.29 - 2.59      12.83 -  14.33
     2010           1,454   15.88 - 17.58      15,392      2.62         1.29 - 2.59       3.98 -   5.37
     2009           1,706   15.27 - 16.68      17,354      2.90         1.29 - 2.59      15.75 -  17.30
     2008           1,834   13.19 - 14.22      15,980      0.56         1.29 - 2.59     -35.17 - -34.31

Investments in the
  Neuberger Berman Advisors Management Trust
   Sub-Accounts:
     AMT Mid-Cap Growth
     2012               2   10.25 - 10.25          18      0.00         1.65 - 1.65     -42.11 -  10.57
     2011               3    9.27 - 17.71          44      0.00         1.37 - 1.65      -2.92 -  -0.89
     2010               -      N/A -  N/A           -       N/A         0.00 - 0.00         N/A -   N/A
     2009               -      N/A -  N/A           -       N/A         0.00 - 0.00         N/A -   N/A
     2008               -      N/A -  N/A           -      0.00                   -         N/A -   N/A

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Neuberger Berman Advisors Management Trust
   Sub-Accounts (continued):
     AMT Large Cap Value (ae)
     2012             1    $13.59 - 13.59     $   19       0.43%        1.59 - 1.59%     14.76 -  14.76%
     2011             1     11.85 - 11.85         17       0.00         1.59 - 1.59     -12.75 - -12.75
     2010             2     13.58 - 13.58         34       0.64         1.59 - 1.59      13.84 -  13.84
     2009             3     11.93 - 11.93         31       2.16         1.59 - 1.59      53.61 -  53.61
     2008             4      7.76 -  7.76         31       0.38         1.59 - 1.59     -53.15 - -53.15

Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts:
     Oppenheimer Balanced
     2012           142     11.90 - 12.15      1,689       1.39         1.15 - 1.80      10.31 -  11.05
     2011           171     10.79 - 10.94      1,846       2.42         1.15 - 1.80      -1.09 -  -0.43
     2010           206     10.91 - 10.99      2,237       1.35         1.15 - 1.80      10.88 -  11.62
     2009           215      9.84 -  9.84      2,103       0.00         1.15 - 1.80      19.70 -  20.50
     2008           237      8.17 -  8.22      1,884       3.47         1.15 - 1.80     -44.49 - -44.12

     Oppenheimer Capital Appreciation
     2012           292      9.09 - 11.73      3,211       0.68         1.15 - 1.85      12.00 -  12.81
     2011           332      8.12 - 10.40      3,229       0.40         1.15 - 1.85      -2.97 -  -2.28
     2010           438      8.37 - 10.64      4,390       0.17         1.15 - 1.85       7.39 -   8.17
     2009           517      7.79 -  9.84      4,808       0.34         1.15 - 1.85      41.85 -  42.87
     2008           693      5.49 -  6.89      4,515       0.16         1.15 - 1.85     -46.53 - -46.14

     Oppenheimer Core Bond
     2012            91     11.67 - 11.99      1,079       4.87         1.25 - 1.45       8.92 -  11.43
     2011           101     10.48 - 11.01      1,102       6.58         1.25 - 1.65       6.50 -   6.93
     2010           144      9.84 - 10.30      1,469       1.93         1.25 - 1.65       9.59 -  10.03
     2009           176      8.98 -  9.36      1,638       0.00         1.25 - 1.65       7.82 -   8.25
     2008           215      8.32 -  8.64      1,849       5.63         1.25 - 1.65     -40.05 - -39.81

     Oppenheimer Global Securities
     2012           142     15.47 - 21.36      2,908       2.16         1.15 - 1.85      19.02 -  19.88
     2011           160     13.00 - 17.82      2,734       1.43         1.15 - 1.85      -9.98 -  -9.34
     2010           209     14.44 - 19.66      3,973       1.47         1.15 - 1.85      13.82 -  14.64
     2009           271     12.69 - 17.15      4,473       2.23         1.15 - 1.85      37.19 -  38.17
     2008           415      9.25 - 12.41      4,878       1.66         1.15 - 1.85     -41.30 - -40.87

(ae) Previously known as AMT Partners

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts (continued):
     Oppenheimer Global Strategic Income (r)
     2012          167    $18.23 - 21.10     $2,493        5.58%       1.15 - 2.00%     11.26 -  12.23%
     2011          141     16.39 - 18.80      2,522        3.54        1.15 - 2.00      -1.16 -  -0.30
     2010          186     16.58 - 18.85      3,331        8.70        1.15 - 2.00      12.67 -  13.65
     2009          217     14.71 - 16.59      3,424        0.50        1.15 - 2.00      16.45 -  17.47
     2008          284     12.63 - 14.12      3,812        6.36        1.15 - 2.00     -15.92 - -15.19

     Oppenheimer High Income (r)
     2012 (y)        -      3.98 -  4.20          -       32.01        1.25 - 1.65       8.60 -  11.69
     2011           65      3.66 -  3.76        244       10.95        1.25 - 1.45      -3.74 -  -3.55
     2010          100      3.81 -  3.89        385        6.35        1.25 - 1.45      13.16 -  13.39
     2009          116      3.36 -  3.43        396        0.00        1.25 - 1.45      23.51 -  23.76
     2008          119      2.72 -  2.78        327        9.47        1.25 - 1.45     -78.98 - -78.94

     Oppenheimer Main Street
     2012          133     11.43 - 11.68      1,493        0.95        1.15 - 1.85      14.70 -  15.53
     2011          193      9.96 - 10.11      1,878        0.86        1.15 - 1.85      -1.86 -  -1.16
     2010          230     10.15 - 10.23      2,277        1.12        1.15 - 1.85      13.96 -  14.78
     2009          279      8.91 -  8.91      2,418        1.90        1.15 - 1.85      25.91 -  26.82
     2008          362      7.03 -  7.07      2,499        1.67        1.15 - 1.85     -39.61 - -39.17

     Oppenheimer Main Street Small- & Mid-Cap
     2012           47     22.84 - 24.10      1,123        0.58        1.25 - 1.65      16.05 -  16.52
     2011           60     19.68 - 20.68      1,224        0.65        1.25 - 1.65      -3.81 -  -3.42
     2010           77     20.46 - 21.41      1,628        0.66        1.25 - 1.65      21.39 -  21.87
     2009          107     16.85 - 17.57      1,876        0.91        1.25 - 1.65      34.95 -  35.49
     2008          135     12.49 - 12.97      1,741        0.55        1.25 - 1.65     -38.85 - -38.60

     Oppenheimer Small- & Mid-Cap Growth
     2012           73      9.70 -  9.77        548        0.00        1.15 - 1.85      14.39 -  15.01
     2011           89      8.48 -  8.49        603        0.00        1.15 - 1.85      -0.77 -  -0.06
     2010          108      8.49 -  8.56        762        0.00        1.15 - 1.85      25.11 -  26.01
     2009          130      6.74 -  6.84        738        0.00        1.15 - 1.85      30.15 -  31.09
     2008          136      5.14 -  5.26        641        0.00        1.15 - 1.85     -50.01 - -49.65

(r) On October 26, 2012, Oppenheimer High Income merged into Oppenheimer Global Strategic Income
(y) For the period beginning January 1, 2012 and ended October 26, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts:
     Oppenheimer Balanced (SS)
     2012            990   $11.64 - 13.31    $12,769        1.22%       1.29 - 2.59%      9.19 -  10.66%
     2011          1,191    10.66 - 12.03     13,935        2.19        1.29 - 2.59      -2.21 -  -0.91
     2010          1,463    10.90 - 12.14     17,337        1.16        1.29 - 2.59       9.76 -  11.22
     2009          1,684     9.93 - 10.91     17,990        0.00        1.29 - 2.59      18.45 -  20.03
     2008          1,944     8.38 -  9.09     17,362        2.83        1.29 - 2.59     -45.08 - -44.34

     Oppenheimer Capital Appreciation (SS)
     2012          2,085    12.56 - 14.42     29,198        0.41        1.29 - 2.69      10.74 -  12.34
     2011          2,606    11.34 - 12.84     32,616        0.12        1.29 - 2.69      -4.02 -  -2.64
     2010          3,242    11.82 - 13.19     41,804        0.00        1.29 - 2.69       6.21 -   7.74
     2009          3,795    11.13 - 12.24     45,528        0.01        1.29 - 2.69      40.28 -  42.29
     2008          4,530     7.93 -  8.60     38,313        0.00        1.29 - 2.69     -47.13 - -46.36

     Oppenheimer Core Bond (SS)
     2012          3,398     8.10 -  8.96     29,826        4.92        1.29 - 2.49       7.42 -   8.75
     2011          3,796     7.54 -  8.24     30,707        5.91        1.29 - 2.49       5.25 -   6.54
     2010          4,692     7.19 -  7.73     35,711        1.68        1.29 - 2.44       8.57 -   9.85
     2009          5,217     6.62 -  7.04     36,231        0.00        1.29 - 2.44       6.39 -   7.64
     2008          5,071     6.22 -  6.54     32,809        5.08        1.29 - 2.44     -40.56 - -39.86

     Oppenheimer Global Securities (SS)
     2012            666    20.13 - 22.90     14,798        1.91        1.29 - 2.54      17.87 -  19.39
     2011            876    17.07 - 19.18     16,358        1.16        1.29 - 2.54     -10.85 -  -9.70
     2010          1,111    19.15 - 21.24     23,050        1.24        1.29 - 2.54      12.77 -  14.21
     2009          1,307    16.98 - 18.60     23,816        1.88        1.29 - 2.54      35.81 -  37.56
     2008          1,565    12.51 - 13.52     20,791        1.35        1.29 - 2.54     -41.85 - -41.10

     Oppenheimer Global Strategic Income (SS) (s)
     2012          4,257    16.24 - 18.77     77,554        5.37        1.29 - 2.69      10.10 -  11.69
     2011          4,507    14.75 - 16.81     73,806        3.03        1.29 - 2.69      -2.05 -  -0.65
     2010          5,770    15.06 - 16.92     95,404        8.36        1.29 - 2.69      11.69 -  13.29
     2009          6,798    13.49 - 14.93     99,442        0.24        1.29 - 2.69      15.22 -  16.88
     2008          7,484    11.70 - 12.78     93,918        5.46        1.29 - 2.69     -16.79 - -15.59

     Oppenheimer High Income (SS) (s)
     2012 (y)          -     4.12 -  4.75          -       31.46        1.29 - 2.69       9.06 -  11.40
     2011          3,034     3.78 -  4.26     12,596        9.50        1.29 - 2.59      -5.08 -  -3.81
     2010          3,580     3.98 -  4.43     15,512        6.06        1.29 - 2.59      11.48 -  12.97
     2009          4,122     3.57 -  3.92     15,852        0.00        1.29 - 2.59      22.69 -  24.33
     2008          4,041     2.91 -  3.16     12,541        8.10        1.29 - 2.59     -79.13 - -78.85

(s)On October 26, 2012, Oppenheimer High Income (SS) merged into Oppenheimer Global Strategic Income (SS)
(y)For the period beginning January 1, 2012 and ended October 26, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts (continued):
     Oppenheimer Main Street (SS)
     2012         3,054   $14.28 - 16.50    $48,810       0.67%        1.29 - 2.69%     13.47 -  15.10%
     2011         3,708    12.58 - 14.34     51,675       0.61         1.29 - 2.69      -2.99 -  -1.60
     2010         4,508    12.97 - 14.57     64,079       0.90         1.29 - 2.69      12.71 -  14.33
     2009         5,396    11.51 - 12.74     67,248       1.59         1.29 - 2.69      24.55 -  26.34
     2008         6,195     9.24 - 10.09     61,294       1.29         1.29 - 2.69     -40.28 - -39.42

     Oppenheimer Main Street Small- & Mid-Cap (SS)
     2012           913    20.35 - 23.28     20,594       0.33         1.29 - 2.59      14.62 -  16.15
     2011         1,139    17.76 - 20.04     22,199       0.42         1.29 - 2.59      -4.91 -  -3.64
     2010         1,421    18.67 - 20.80     28,817       0.42         1.29 - 2.59      19.87 -  21.47
     2009         1,723    15.58 - 17.12     28,860       0.63         1.29 - 2.59      33.34 -  35.12
     2008         2,004    11.68 - 12.67     24,922       0.29         1.29 - 2.59     -39.61 - -38.80

     Oppenheimer Small- & Mid-Cap Growth (SS)
     2012           524    14.28 - 16.17      8,181       0.00         1.29 - 2.49      13.27 -  14.66
     2011           626    12.61 - 14.10      8,556       0.00         1.29 - 2.49      -1.67 -  -0.46
     2010           752    12.82 - 14.16     10,365       0.00         1.29 - 2.49      24.00 -  25.52
     2009           914    10.34 - 11.28     10,067       0.00         1.29 - 2.49      28.97 -  30.55
     2008         1,041     8.02 -  8.64      8,817       0.00         1.29 - 2.49     -50.48 - -49.87

Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account:
     Foreign Bond (US Dollar-Hedged)
     2012            <1    16.07 - 16.07          2       2.26         1.50 - 1.50       9.18 -   9.18
     2011            <1    14.72 - 14.72          1       2.09         1.50 - 1.50       5.17 -   5.17
     2010            <1    14.00 - 14.00          1       1.79         1.50 - 1.50       6.87 -   6.87
     2009            <1    13.10 - 13.10          2       3.25         1.50 - 1.50      13.90 -  13.90
     2008            <1    11.50 - 11.50          2       3.76         1.50 - 1.50      -3.85 -  -3.85

     Money Market
     2012             2    10.11 - 10.11         21       0.06         1.50 - 1.50      -1.44 -  -1.44
     2011             2    10.25 - 10.25         21       0.06         1.50 - 1.50      -1.44 -  -1.44
     2010             2    10.40 - 10.40         22       0.05         1.50 - 1.50      -1.45 -  -1.45
     2009             2    10.56 - 10.56         24       0.11         1.50 - 1.50      -1.39 -  -1.39
     2008             2    10.71 - 10.71         23       2.32         1.50 - 1.50       0.72 -   0.72

     PIMCO Total Return
     2012            <1    17.24 - 17.24          1       2.57         1.50 - 1.50       7.94 -   7.94
     2011            <1    15.97 - 15.97          1       2.72         1.50 - 1.50       2.06 -   2.06
     2010            <1    15.65 - 15.65          1       2.32         1.50 - 1.50       6.50 -   6.50
     2009            <1    14.70 - 14.70          1       2.60         1.50 - 1.50      12.36 -  12.36
     2008            <1    13.08 - 13.08          3       3.14         1.50 - 1.50       3.25 -   3.25

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
              ----------------------------------- ------------------------------------------------
                       ACCUMULATION                                  EXPENSE            TOTAL
              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account (continued):
     PIMCO VIT Commodity RealReturn Strategy (Advisor Shares)
     2012       421   $ 9.63 - 10.41    $ 4,286        2.41%       1.29 - 2.44%     2.55 -    3.76%
     2011       477     9.39 - 10.03      4,691       14.63        1.29 - 2.44      -9.79 -  -8.73
     2010       520    10.40 - 10.99      5,621       13.62        1.29 - 2.44      21.22 -  22.65
     2009       447     8.58 -  8.96      3,952        5.99        1.29 - 2.44      38.16 -  39.79
     2008       318     6.21 -  6.41      2,015        6.55        1.29 - 2.44     -45.23 - -44.58

     PIMCO VIT Emerging Markets Bond (Advisor Shares)
     2012       127    15.14 - 16.38      2,020        4.99        1.29 - 2.44      14.87 -  16.23
     2011       144    13.18 - 14.09      1,989        4.43        1.29 - 2.44       3.63 -   4.85
     2010       188    12.72 - 13.44      2,484        4.43        1.29 - 2.44       9.32 -  10.61
     2009       122    11.64 - 12.15      1,468        5.78        1.29 - 2.44      27.28 -  28.78
     2008        90     9.14 -  9.43        840        8.08        1.29 - 2.44     -16.75 - -15.77

     PIMCO VIT RealReturn (Advisor Shares)
     2012       546    13.66 - 14.92      7,959        1.01        1.29 - 2.59       5.82 -   7.24
     2011       581    12.91 - 13.91      7,910        2.00        1.29 - 2.59       8.68 -  10.13
     2010       723    11.96 - 12.63      8,968        1.42        1.29 - 2.44       5.37 -   6.61
     2009       832    11.35 - 11.85      9,721        2.84        1.29 - 2.44      15.39 -  16.75
     2008       814     9.84 - 10.15      8,164        4.52        1.29 - 2.44      -9.40 -  -8.33

     PIMCO VIT Total Return (Advisor Shares)
     2012     1,583    13.88 - 15.16     23,459        2.51        1.29 - 2.59       6.65 -   8.08
     2011     1,912    13.01 - 14.03     26,297        2.45        1.29 - 2.59       0.83 -   2.18
     2010     2,369    12.91 - 13.73     31,973        2.38        1.29 - 2.59       5.21 -   6.62
     2009     2,629    12.27 - 12.88     33,411        5.11        1.29 - 2.59      11.01 -  12.49
     2008     2,039    11.10 - 11.45     23,112        4.90        1.29 - 2.44       2.16 -   3.36

Investments in the
  Profunds VP
   Sub-Accounts
     ProFund VP Financials
     2012        <1     6.82 -  6.82          4        0.11        1.50 - 1.50      22.88 -  22.88
     2011        <1     5.55 -  5.55          3        0.00        1.50 - 1.50     -15.11 - -15.11
     2010        <1     6.54 -  6.54          1        0.00        1.50 - 1.50     -34.64 -   9.29
     2009       -       6.03 - 12.81          -        0.00        1.00 - 2.90      13.87 -  28.14

     ProFund VP Health Care
     2012        <1    12.50 - 12.50          3        0.37        1.50 - 1.50      15.66 -  15.66
     2011        <1    10.80 - 10.80          3        0.40        1.50 - 1.50       8.49 -   8.49
     2010        <1     9.96 -  9.96          0        0.00        1.50 - 1.50       1.32 -   1.32
     2009         0     9.83 -  9.83          0        0.00        1.50 - 1.50      17.79 -  17.79

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Profunds VP
   Sub-Accounts (continued):
     ProFund VP Mid-Cap Value
     2012             <1   $10.76 - 10.76    $     5        0.15%       1.50 - 1.50%     14.84 -  14.84%
     2011             <1     9.37 -  9.37          4        0.17        1.50 - 1.50      -5.34 -  -5.34
     2010             <1     9.90 -  9.90          4        0.30        1.50 - 1.50      18.67 -  18.67
     2009             <1     8.34 -  8.34          4        1.97        1.50 - 1.50      28.94 -  28.94

     ProFund VP Telecommunications
     2012             <1    10.10 - 10.10          3        3.90        1.50 - 1.50      14.79 -  14.79
     2011             <1     8.80 -  8.80          3        4.20        1.50 - 1.50       0.36 -   0.36
     2010             <1     8.77 -  8.77          1        5.13        1.50 - 1.50      13.97 -  13.97
     2009              0     7.69 -  7.69          0        9.52        1.50 - 1.50       5.73 -   5.73

     ProFund VP Utilities
     2012              2     9.40 -  9.40         18        1.36        1.50 - 1.50      -1.34 -  -1.34
     2011              5     9.52 -  9.52         50        2.47        1.50 - 1.50      15.77 -  15.77
     2010              5     8.23 -  8.23         44        3.05        1.50 - 1.50       4.38 -   4.38
     2009              4     7.88 -  7.88         29        6.68        1.50 - 1.50       9.10 -   9.10

Investments in the
  Putnam Variable Trust
   Sub-Accounts:
     VT American Government Income
     2012          1,586    15.77 - 19.29     26,870        2.59        0.80 - 2.15      -0.34 -   1.04
     2011          1,896    15.82 - 19.09     32,176        3.81        0.80 - 2.15       4.51 -   5.94
     2010          2,370    15.14 - 18.02     37,973        7.87        0.80 - 2.15       2.90 -   4.32
     2009          2,804    14.71 - 17.28     43,436        4.22        0.80 - 2.15      18.40 -  20.03
     2008          3,186    12.43 - 14.39     41,621        4.82        0.80 - 2.15      -1.86 -  -0.50

     VT Capital Opportunities
     2012            219    19.10 - 21.48      4,443        0.40        0.80 - 2.00      13.45 -  13.57
     2011            264    16.82 - 18.94      4,748        0.14        0.80 - 2.15      -8.12 -  -6.86
     2010            301    18.30 - 20.33      5,847        0.23        0.80 - 2.15      26.75 -  28.50
     2009            290    14.44 - 15.82      4,415        0.54        0.80 - 2.15      42.49 -  44.46
     2008            289    10.13 - 10.95      3,065        0.45        0.80 - 2.15     -36.58 - -35.70

     VT Diversified Income
     2012          1,758    16.39 - 19.65     31,046        5.75        0.80 - 2.15       9.12 -  10.63
     2011          2,041    15.02 - 17.76     32,796       10.06        0.80 - 2.15      -5.24 -  -3.94
     2010          2,431    15.85 - 18.49     40,914       14.58        0.80 - 2.15      10.25 -  11.77
     2009          3,023    14.38 - 16.54     45,809        7.06        0.80 - 2.15      52.02 -  54.11
     2008          3,545     9.46 - 10.73     35,080        6.81        0.80 - 2.15     -32.30 - -31.37

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
              ----------------------------------- ------------------------------------------------
                       ACCUMULATION                                  EXPENSE            TOTAL
              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Equity Income
     2012     4,565   $ 9.74 - 19.55    $ 76,738      2.38%        0.80 - 2.59%     16.21 -  18.35%
     2011     5,590     8.38 - 16.52      80,063      1.87         0.80 - 2.59     -35.70 -   1.11
     2010     6,698     8.44 - 16.33      95,741      1.92         0.80 - 2.59     -28.97 -  11.71
     2009     7,991     7.70 - 14.62     103,261      1.70         0.80 - 2.59      26.43 -  33.92
     2008     1,857    10.70 - 11.57      20,816      2.05         0.80 - 2.15     -32.62 - -31.69

     VT George Putnam Balanced
     2012     5,104    11.36 - 12.57      60,167      2.00         0.80 - 2.69       9.50 -  11.63
     2011     5,948    10.37 - 11.26      63,363      2.17         0.80 - 2.69       0.01 -   1.95
     2010     7,236    10.37 - 11.05      76,076      5.12         0.80 - 2.69       7.85 -   9.94
     2009     8,496     9.62 - 10.05      81,676      4.47         0.80 - 2.69      22.25 -  24.62
     2008     9,817     7.87 -  8.06      76,072      5.00         0.80 - 2.69     -42.32 - -41.20

     VT Global Asset Allocation
     2012     1,667    14.20 - 15.52      24,354      0.77         0.80 - 2.59      11.23 -  13.28
     2011     2,013    12.53 - 13.95      26,313      4.63         0.80 - 2.59      -2.99 -  -1.21
     2010     2,438    12.69 - 14.38      32,764      5.64         0.80 - 2.59      11.72 -  13.77
     2009     2,788    11.15 - 12.87      32,863      5.58         0.80 - 2.59      31.71 -  34.12
     2008     3,028     8.31 -  9.77      26,810      3.98         0.80 - 2.59     -35.05 - -33.86

     VT Global Equity
     2012     1,893     6.00 -  8.95      16,629      1.69         0.80 - 2.15      17.59 -  19.22
     2011     2,226     5.10 -  7.51      16,534      2.10         0.80 - 2.15      -6.99 -  -5.71
     2010     2,785     5.49 -  7.96      21,878      2.20         0.80 - 2.15       7.48 -   8.96
     2009     3,494     5.10 -  7.31      25,105      0.00         0.80 - 2.15      27.18 -  28.93
     2008     4,024     4.01 -  5.67      22,593      2.58         0.80 - 2.15     -46.52 - -45.79

     VT Global Health Care
     2012     1,678    14.33 - 16.14      24,419      1.35         0.80 - 2.49      19.22 -  21.29
     2011     1,982    12.02 - 13.31      23,902      0.87         0.80 - 2.49      -3.63 -  -1.97
     2010     2,434    12.47 - 13.58      30,167      1.95         0.80 - 2.49      -0.08 -   1.65
     2009     2,932    12.48 - 13.36      35,955      0.00         0.80 - 2.49      22.87 -  24.99
     2008     3,362    10.16 - 10.69      33,195      0.00         0.80 - 2.49     -19.14 - -17.74

     VT Global Utilities
     2012     1,040    11.37 - 16.54      12,146      3.81         0.80 - 2.69      2.21 -    4.20
     2011     1,245    10.91 - 16.18      14,107      3.65         0.80 - 2.69      -7.95 -  -6.16
     2010     1,528    11.63 - 17.58      18,568      4.00         0.80 - 2.69     -0.90 -    1.02
     2009     1,865    11.51 - 17.74      22,486      3.78         0.80 - 2.69      4.47 -    6.50
     2008     2,221    10.81 - 16.98      25,182      2.33         0.80 - 2.69     -32.36 - -31.05

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
              ----------------------------------- ------------------------------------------------
                       ACCUMULATION                                  EXPENSE            TOTAL
              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Growth and Income
     2012     12,240  $12.97 - 13.77    $139,367       1.79%       0.70 - 2.69%     15.93 -  18.30%
     2011     14,617   10.96 - 11.88     141,861       1.30        0.70 - 2.69      -7.20 -  -5.31
     2010     17,810   11.58 - 12.80     184,255       1.54        0.70 - 2.69      11.30 -  13.58
     2009     21,905   10.19 - 11.50     200,607       2.59        0.70 - 2.69      26.32 -  28.91
     2008     25,667    7.91 -  9.11     183,219       2.19        0.70 - 2.69     -40.35 - -39.12

     VT Growth Opportunities
     2012      1,847    4.70 -  5.62       9,608       0.09        0.80 - 2.15      15.03 -  16.62
     2011      2,117    4.09 -  4.82       9,501       0.17        0.80 - 2.15      -6.18 -  -4.89
     2010      2,306    4.36 -  5.07      10,973       0.21        0.80 - 2.15      14.79 -  16.38
     2009      2,856    3.80 -  4.35      11,750       0.75        0.80 - 2.15      37.83 -  39.73
     2008      2,985    2.75 -  3.11       8,853       0.00        0.80 - 2.15     -39.02 - -38.18

     VT High Yield
     2012      2,136   20.22 - 21.56      44,425       7.81        0.80 - 2.59      13.00 -  15.08
     2011      2,500   17.89 - 18.73      45,504       8.21        0.80 - 2.59     -0.87 -    0.94
     2010      3,100   18.05 - 18.56      56,454       7.51        0.80 - 2.59      11.09 -  13.13
     2009      3,703   16.25 - 16.40      59,793      10.29        0.80 - 2.59      46.30 -  48.98
     2008      4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66

     VT Income
     2012      5,874   13.77 - 19.56      95,918       5.15        0.80 - 2.54       7.92 -   9.86
     2011      6,875   12.76 - 17.81     102,954       9.15        0.80 - 2.54       2.34 -   4.16
     2010      8,791   12.47 - 17.10     127,121      11.26        0.80 - 2.54       7.08 -   8.99
     2009     10,248   11.64 - 15.69     137,453       5.87        0.80 - 2.54      42.93 -  45.48
     2008     12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53

     VT International Equity
     2012      7,707   10.23 - 13.95      92,599       2.26        0.70 - 2.59      18.75 -  21.06
     2011      9,304    8.45 - 11.74      93,329       3.43        0.70 - 2.59     -23.28 - -17.51
     2010     10,864   10.25 - 14.51     132,418       3.50        0.70 - 2.59       1.61 -   9.26
     2009     13,331    9.38 - 13.54     149,649       0.00        0.70 - 2.59      21.40 -  23.76
     2008     15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34

     VT International Growth
     2012      1,306    7.12 - 11.20      14,073       1.48        0.80 - 2.15      18.40 -  20.04
     2011      1,545    6.02 -  9.33      14,000       2.52        0.80 - 2.15     -19.66 - -18.55
     2010      1,737    7.49 - 11.45      19,448       2.77        0.80 - 2.15       9.79 -  11.31
     2009      2,263    6.82 - 10.29      22,562       1.37        0.80 - 2.15      35.39 -  37.26
     2008      2,503    5.04 -  7.50      18,319       1.57        0.80 - 2.15     -43.72 - -42.94

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
              ----------------------------------- ------------------------------------------------
                       ACCUMULATION                                  EXPENSE            TOTAL
              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT International Value
     2012      1,238  $10.42 - 13.08    $ 15,369      3.14%        0.80 - 2.15%     19.08 -  20.73%
     2011      1,543    8.75 - 10.83      15,943      2.74         0.80 - 2.15     -15.63 - -14.47
     2010      1,943   10.37 - 12.66      23,612      3.26         0.80 - 2.15      4.82 -    6.27
     2009      2,451    9.90 - 11.92      28,222      0.00         0.80 - 2.15      23.48 -  25.18
     2008      2,829    8.02 -  9.52      26,205      1.95         0.80 - 2.15     -47.18 - -46.45

     VT Investors
     2012      5,775    8.64 - 13.50      51,364      1.37         0.80 - 2.44      13.97 -  15.89
     2011      6,981    7.46 - 11.84      53,722      1.15         0.80 - 2.44     -8.52 -   -0.76
     2010      8,264    7.51 - 12.13      64,481      1.24         0.80 - 2.44       4.16 -  13.01
     2009     10,361    6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78
     2008     10,759    5.12 -  8.55      57,782      0.25         0.80 - 2.44     -41.03 - -40.03

     VT Money Market
     2012      8,055    8.95 - 11.77      81,873      0.01         0.80 - 2.59      -2.59 -  -0.79
     2011      8,989    9.19 - 11.86      92,775      0.01         0.80 - 2.59      -2.57 -  -0.79
     2010     10,950    9.43 - 11.96     114,784      0.04         0.80 - 2.59      -2.55 -  -0.76
     2009     13,389    9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59
     2008     14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75

     VT Multi-Cap Growth
     2012      8,569    8.60 - 15.62      74,102      0.25         0.80 - 2.69      13.61 -  15.82
     2011     10,185    7.42 - 13.74      76,544      0.27         0.80 - 2.69      -7.63 -  -5.84
     2010     12,642    7.88 - 14.88     101,745      0.25         0.80 - 2.69      16.34 -  18.60
     2009      8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08
     2008      8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24

     VT Multi-Cap Value
     2012        348   17.54 - 19.73       6,488      0.40         0.80 - 2.00      13.93 -  15.32
     2011        382   15.40 - 17.11       6,220      0.28         0.80 - 2.00      -7.01 -  -5.88
     2010        471   16.56 - 18.18       8,199      0.31         0.80 - 2.00      21.58 -  23.07
     2009        564   13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89
     2008        686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29

     VT Research
     2012      2,279   10.78 - 14.68      24,258      1.08         0.80 - 2.34      15.15 -  16.97
     2011      2,810    9.22 - 12.75      25,746      0.83         0.80 - 2.34      -4.04 -  -2.53
     2010      3,483    9.46 - 13.29      32,906      1.04         0.80 - 2.34      13.66 -  15.45
     2009      4,329    8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12
     2008      5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                          AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                -------------------------------------- ------------------------------------------------
                           ACCUMULATION                                   EXPENSE            TOTAL
                UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Small Cap Value
     2012        2,165    $13.85 - 15.93     $ 41,992      0.47%        0.70 - 2.30%     14.81 -  16.67%
     2011        2,623     12.06 - 13.65       43,849      0.51         0.70 - 2.30      -6.89 -  -5.39
     2010        3,255     12.95 - 14.43       57,624      0.30         0.70 - 2.30      23.12 -  25.11
     2009        3,821     10.52 - 11.54       55,216      1.61         0.70 - 2.30      28.54 -  30.62
     2008        4,401      8.18 -  8.83       49,462      1.51         0.70 - 2.30     -40.74 - -39.78

     VT Voyager
     2012       10,008     10.02 - 13.88      101,747      0.36         0.80 - 2.69      11.15 -  40.64
     2011       11,845      7.12 - 12.48      107,441      0.00         0.70 - 2.69     -20.06 - -18.42
     2010       13,951      8.73 - 15.62      156,358      1.28         0.70 - 2.69      17.55 -  19.96
     2009       17,282      7.28 - 13.28      161,418      0.81         0.70 - 2.69      59.49 -  62.75
     2008       19,903      4.47 -  8.33      115,942      0.00         0.70 - 2.69     -38.73 - -37.47

Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Core Plus Fixed Income
     2012           64     13.83 - 14.67          910      4.84         1.35 - 1.85       7.41 -   7.96
     2011           74     12.87 - 13.59          994      3.62         1.35 - 1.85       3.70 -   4.23
     2010           75     12.41 - 13.04          967      6.74         1.35 - 1.85       5.16 -   5.70
     2009          102     11.81 - 12.34        1,237      8.60         1.35 - 1.85       7.62 -   8.16
     2008           88     10.97 - 12.98          993      4.32         1.15 - 1.85     -11.87 - -11.23

     Van Kampen UIF Emerging Markets Equity
     2012        1,377     19.77 - 28.46       28,583      0.00         0.70 - 2.20      17.34 -  19.11
     2011        1,607     16.60 - 24.25       28,314      0.40         0.70 - 2.20     -20.00 - -18.79
     2010        1,868     20.44 - 30.31       41,174      0.58         0.70 - 2.20      16.44 -  18.19
     2009        1,949     17.30 - 26.03       36,845      0.00         0.70 - 2.20      66.15 -  68.66
     2008        1,971     10.25 - 15.67       22,242      0.00         0.70 - 2.20     -57.57 - -56.93

     Van Kampen UIF Global Tactical Asset Allocation Portfolio
     2012        1,140     11.68 - 13.12       12,307      2.13         0.70 - 2.20      11.36 -  13.05
     2011        1,320     10.33 - 11.78       12,723      1.31         0.70 - 2.20      -4.35 -   3.02
     2010        1,623     10.80 - 12.50       16,486      2.90         0.70 - 2.20       3.39 -   4.95
     2009        1,980     10.29 - 12.09       19,324      2.82         0.70 - 2.20      29.65 -  31.61
     2008        2,242      7.82 -  9.33       16,897      3.22         0.70 - 2.20     -45.83 - -45.01

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                          AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                -------------------------------------- ------------------------------------------------
                           ACCUMULATION                                   EXPENSE            TOTAL
                UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts (continued):
     Van Kampen UIF Growth
     2012       1,901     $11.49 - 14.49     $23,350       0.00%        0.70 - 2.69%     11.29 -  13.58%
     2011       2,255      10.11 - 13.02      24,622       0.11         0.70 - 2.69      -5.41 -  -3.48
     2010       2,712      10.48 - 13.77      30,980       0.12         0.70 - 2.69      19.56 -  22.00
     2009       3,168       8.59 - 11.51      30,116       0.00         0.70 - 2.69      61.10 -  64.40
     2008       3,844       5.22 -  7.15      22,578       0.20         0.70 - 2.69     -50.56 - -49.54

     Van Kampen UIF Mid Cap Growth
     2012         820      18.31 - 20.89      15,471       0.00         0.70 - 2.30       6.21 -   7.93
     2011       1,019      17.24 - 19.36      17,983       0.34         0.70 - 2.30      -9.23 -  -7.77
     2010       1,218      18.99 - 20.99      23,536       0.00         0.70 - 2.30      29.31 -  31.39
     2009       1,424      14.68 - 15.97      21,180       0.00         0.70 - 2.30      54.08 -  56.56
     2008       1,674       9.53 - 10.20      16,010       0.81         0.70 - 2.30     -47.98 - -47.14

     Van Kampen UIF U.S. Real Estate
     2012         682      22.80 - 40.93      21,401       0.87         0.70 - 2.30      13.20 -  15.03
     2011         793      20.14 - 35.59      21,863       0.84         0.70 - 2.30       3.52 -   5.18
     2010         972      19.46 - 33.83      25,796       2.18         0.70 - 2.30      27.01 -  29.06
     2009       1,134      15.32 - 26.22      23,487       2.84         0.70 - 2.30      25.43 -  27.46
     2008       1,251      12.21 - 20.57      20,588       3.57         0.70 - 2.30     -39.31 - -38.33

Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts:
     Van Kampen UIF Emerging Markets Debt (Class II)
     2012         605      22.42 - 24.17      15,434       2.78         1.29 - 2.59      25.47 -  31.31
     2011         782      19.26 - 21.05      17,195       3.46         1.29 - 2.59       4.12 -   5.51
     2010       1,023      18.26 - 20.22      21,338       4.20         1.29 - 2.59     -12.16 -   6.90
     2009       1,148      16.86 - 18.91      22,075       7.70         1.29 - 2.59      26.74 -  28.43
     2008       1,264      14.92 - 16.19      18,942       7.44         1.29 - 2.59     -17.18 - -16.08

     Van Kampen UIF Emerging Markets Equity (Class II)
     2012         338      31.73 - 36.07      11,766       0.00         1.29 - 2.59      16.73 -  18.29
     2011         422      27.18 - 30.49      12,492       0.36         1.29 - 2.59     -20.35 - -19.29
     2010         511      34.13 - 37.78      18,755       0.56         1.29 - 2.59      15.87 -  17.41
     2009         593      29.46 - 32.18      18,635       0.00         1.29 - 2.59      65.71 -  67.92
     2008         654      17.78 - 19.16      12,286       0.00         1.29 - 2.59     -57.87 - -57.30

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
              ----------------------------------- ------------------------------------------------
                       ACCUMULATION                                  EXPENSE            TOTAL
              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts (continued):
     Van Kampen UIF Global Franchise (Class II)
     2012     2,389   $19.84 - 21.38    $51,202       2.25%        1.29 - 2.59%     12.59 -  14.10%
     2011     2,988    17.38 - 18.99     56,372       3.31         1.29 - 2.59       7.65 -  28.99
     2010     3,715    16.15 - 17.87     65,406       0.54         1.29 - 2.59      11.10 -  12.58
     2009     4,693    14.35 - 16.09     74,017       7.63         1.29 - 2.59      26.21 -  27.89
     2008     5,440    12.75 - 13.74     67,172       1.73         1.29 - 2.59     -30.78 - -29.86

     Van Kampen UIF Growth (Class II)
     2012       394    16.04 - 16.29      6,732       0.00         1.29 - 2.59      11.09 -  12.58
     2011       509    14.25 - 14.67      7,708       0.00         1.29 - 2.59      -4.29 -   7.62
     2010       633    14.89 - 15.53     10,101       0.00         1.29 - 2.59      19.44 -  21.03
     2009       756    12.30 - 13.00     10,008       0.00         1.29 - 2.59      60.87 -  63.02
     2008       921     8.08 -  8.71      7,452       0.00         1.29 - 2.59     -50.66 - -50.00

     Van Kampen UIF Mid Cap Growth (Class II)
     2012     1,394    12.46 - 21.82     23,493       0.00         1.29 - 2.59       5.67 -   7.09
     2011     1,641    11.63 - 20.65     26,252       0.25         1.29 - 2.59      -8.37 -  73.05
     2010     2,000    12.70 - 22.84     35,651       0.00         1.29 - 2.59      28.85 -  30.56
     2009     2,520     9.72 - 17.72     34,343       0.00         1.29 - 2.59      53.29 -  55.34
     2008     3,170    11.56 - 12.46     27,843       0.70         1.29 - 2.59     -48.20 - -47.50

     Van Kampen UIF Small Company Growth (Class II)
     2012       474    19.08 - 21.69      9,880       0.00         1.29 - 2.59      11.73 -  13.22
     2011       601    17.08 - 19.16     11,112       4.01         1.29 - 2.59     -11.08 -  -9.89
     2010       752    19.20 - 21.26     15,510       0.00         1.29 - 2.59      23.28 -  24.93
     2009       886    15.58 - 17.02     14,682       0.00         1.29 - 2.59      42.85 -  44.75
     2008     1,011    10.90 - 11.76     11,622       0.00         1.29 - 2.59     -41.98 - -41.21

     Van Kampen UIF U.S. Real Estate (Class II)
     2012     1,553    25.88 - 25.92     42,444       0.60         1.29 - 2.59      12.79 -  13.95
     2011     1,894    22.71 - 22.98     45,526       0.54         1.29 - 2.59      -8.67 -   2.93
     2010     2,367    21.78 - 22.14     54,626       1.97         1.29 - 2.69      26.05 -  27.86
     2009     2,830    17.03 - 17.56     51,314       2.71         1.29 - 2.69      25.03 -  26.84
     2008     3,317    14.05 - 15.33     47,539       2.88         1.29 - 2.69     -39.73 - -38.86

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                              YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                               ----------------------
                                                                                               2012    2011    2010
                                                                                              ------  ------  ------
REVENUES
   Premiums (net of reinsurance ceded of $402, $447 and $485)                                 $  593  $  624  $  592
   Contract charges (net of reinsurance ceded of $252, $283 and $291)                          1,029   1,008     991
   Net investment income                                                                       2,597   2,637   2,760
   Realized capital gains and losses:
       Total other-than-temporary impairment losses                                              (60)   (279)   (591)
       Portion of loss recognized in other comprehensive income                                   (8)    (14)    (45)
                                                                                              ------  ------  ------
          Net other-than-temporary impairment losses recognized in earnings                      (68)   (293)   (636)
       Sales and other realized capital gains and losses                                          52     683     123
                                                                                              ------  ------  ------
          Total realized capital gains and losses                                                (16)    390    (513)
                                                                                              ------  ------  ------
                                                                                               4,203   4,659   3,830
                                                                                              ------  ------  ------
COSTS AND EXPENSES
   Contract benefits (net of reinsurance ceded of $644, $631 and $673)                         1,521   1,502   1,496
   Interest credited to contractholder funds (net of reinsurance ceded of $28, $27 and $32)    1,289   1,608   1,764
   Amortization of deferred policy acquisition costs                                             324     430     220
   Operating costs and expenses                                                                  437     394     408
   Restructuring and related charges                                                              --       1      (3)
   Interest expense                                                                               45      45      44
                                                                                              ------  ------  ------
                                                                                               3,616   3,980   3,929
                                                                                              ------  ------  ------
Gain on disposition of operations                                                                 18      15      14
                                                                                              ------  ------  ------
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAX EXPENSE (BENEFIT)                                605     694     (85)
Income tax expense (benefit)                                                                     179     225     (45)
                                                                                              ------  ------  ------
NET INCOME (LOSS)                                                                                426     469     (40)
                                                                                              ------  ------  ------
OTHER COMPREHENSIVE INCOME, AFTER-TAX
   Change in unrealized net capital gains and losses                                             821     275   1,408
   Change in unrealized foreign currency translation adjustments                                  --      (1)     --
                                                                                              ------  ------  ------
       OTHER COMPREHENSIVE INCOME, AFTER-TAX                                                     821     274   1,408
                                                                                              ------  ------  ------
COMPREHENSIVE INCOME                                                                          $1,247  $  743  $1,368
                                                                                              ======  ======  ======


                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                                   DECEMBER 31,
($ IN MILLIONS, EXCEPT PAR VALUE DATA)                                                           ----------------
                                                                                                   2012     2011
                                                                                                 -------  -------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $41,194 and $43,481)                   $44,876  $45,428
   Mortgage loans                                                                                  5,943    6,546
   Equity securities, at fair value (cost $310 and $143)                                             345      179
   Limited partnership interests                                                                   1,924    1,612
   Short-term, at fair value (amortized cost $875 and $593)                                          875      593
   Policy loans                                                                                      836      833
   Other                                                                                           1,067    1,086
                                                                                                 -------  -------
       Total investments                                                                          55,866   56,277
Cash                                                                                                 341      310
Deferred policy acquisition costs                                                                  1,834    2,165
Reinsurance recoverables                                                                           4,570    4,457
Accrued investment income                                                                            489      520
Other assets                                                                                         401      406
Separate Accounts                                                                                  6,610    6,984
                                                                                                 -------  -------
          TOTAL ASSETS                                                                           $70,111  $71,119
                                                                                                 =======  =======
LIABILITIES
Contractholder funds                                                                             $38,634  $41,669
Reserve for life-contingent contract benefits                                                     14,117   13,666
Unearned premiums                                                                                     20       23
Payable to affiliates, net                                                                           111       97
Other liabilities and accrued expenses                                                             1,286    1,092
Deferred income taxes                                                                              1,524      821
Notes due to related parties                                                                         496      700
Separate Accounts                                                                                  6,610    6,984
                                                                                                 -------  -------
          TOTAL LIABILITIES                                                                       62,798   65,052
                                                                                                 -------  -------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)
SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued       --       --
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued       --       --
Common stock, $227 par value, 23,800 shares authorized and outstanding                                 5        5
Additional capital paid-in                                                                         3,190    3,190
Retained income                                                                                    2,485    2,060
Accumulated other comprehensive income:
   Unrealized net capital gains and losses:
       Unrealized net capital losses on fixed income securities with OTTI                             (5)    (103)
       Other unrealized net capital gains and losses                                               2,405    1,380
       Unrealized adjustment to DAC, DSI and insurance reserves                                     (766)    (464)
                                                                                                 -------  -------
          Total unrealized net capital gains and losses                                            1,634      813
       Unrealized foreign currency translation adjustments                                            (1)      (1)
                                                                                                 -------  -------
          Total accumulated other comprehensive income                                             1,633      812
                                                                                                 -------  -------
          TOTAL SHAREHOLDER'S EQUITY                                                               7,313    6,067
                                                                                                 -------  -------
          TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                             $70,111  $71,119
                                                                                                 =======  =======

                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                               YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                ----------------------
                                                                2012    2011    2010
                                                               ------  ------  ------
COMMON STOCK                                                   $    5  $    5  $    5
                                                               ------  ------  ------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                      3,190   3,189   3,189
Gain on purchase of investments from affiliate                     --       1      --
                                                               ------  ------  ------
Balance, end of year                                            3,190   3,190   3,189
                                                               ------  ------  ------
RETAINED INCOME
Balance, beginning of year                                      2,060   1,587   1,655
Net income (loss)                                                 426     469     (40)
Loss on reinsurance agreement with an affiliate                    (1)     --      --
Forgiveness of payable due to parent                               --       4      --
Cumulative effect of change in accounting principle                --      --     (28)
                                                               ------  ------  ------
Balance, end of year                                            2,485   2,060   1,587
                                                               ------  ------  ------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                        812     538    (889)
Change in unrealized net capital gains and losses                 821     275   1,408
Change in unrealized foreign currency translation adjustments      --      (1)     --
Cumulative effect of change in accounting principle                --      --      19
                                                               ------  ------  ------
Balance, end of year                                            1,633     812     538
                                                               ------  ------  ------
TOTAL SHAREHOLDER'S EQUITY                                     $7,313  $6,067  $5,319
                                                               ======  ======  ======

                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                            YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                           ---------------------------
                                                                                            2012     2011      2010
                                                                                          -------  --------  --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                         $   426  $    469  $    (40)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Amortization and other non-cash items                                                      (25)      (61)     (144)
   Realized capital gains and losses                                                           16      (390)      513
   Gain on disposition of operations                                                          (18)      (15)      (14)
   Interest credited to contractholder funds                                                1,289     1,608     1,764
   Changes in:
       Policy benefits and other insurance reserves                                          (656)     (568)     (343)
       Unearned premiums                                                                       (3)       (4)       (3)
       Deferred policy acquisition costs                                                       62       189       (84)
       Reinsurance recoverables, net                                                         (157)     (259)     (365)
       Income taxes                                                                           248       164       594
       Other operating assets and liabilities                                                 (35)      (46)       74
                                                                                          -------  --------  --------
          Net cash provided by operating activities                                         1,147     1,087     1,952
                                                                                          -------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                                  6,674    11,490    10,666
   Equity securities                                                                           22        70        92
   Limited partnership interests                                                              201       175       110
   Mortgage loans                                                                              15        97       112
   Other investments                                                                          111       153        82
Investment collections
   Fixed income securities                                                                  3,077     3,072     2,800
   Mortgage loans                                                                           1,022       692     1,051
   Other investments                                                                           84        93       109
Investment purchases
   Fixed income securities                                                                 (7,458)  (10,002)  (11,361)
   Equity securities                                                                         (201)      (14)      (54)
   Limited partnership interests                                                             (507)     (397)     (276)
   Mortgage loans                                                                            (449)     (820)      (98)
   Other investments                                                                         (159)     (340)     (133)
Change in short-term investments, net                                                          16       463       266
Change in policy loans and other investments, net                                              56      (280)     (159)
Disposition of operations                                                                      13        --        --
                                                                                          -------  --------  --------
          Net cash provided by investing activities                                         2,517     4,452     3,207
                                                                                          -------  --------  --------
CASH FLOWS FROM FINANCING ACTIVITIES
Contractholder fund deposits                                                                2,061     1,871     2,343
Contractholder fund withdrawals                                                            (5,490)   (7,218)   (7,525)
Repayment of notes due to related parties                                                    (204)       --        (4)
                                                                                          -------  --------  --------
          Net cash used in financing activities                                            (3,633)   (5,347)   (5,186)
                                                                                          -------  --------  --------
NET INCREASE (DECREASE) IN CASH                                                                31       192       (27)
CASH AT BEGINNING OF YEAR                                                                     310       118       145
                                                                                          -------  --------  --------
CASH AT END OF YEAR                                                                       $   341  $    310  $    118
                                                                                          =======  ========  ========

                See notes to consolidated financial statements.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

   To conform to the current year presentation, certain amounts in the prior years' notes to consolidated financial statements have been reclassified.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

   The Company sells life insurance, retirement and investment products and voluntary accident and health insurance. The principal products are interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate. The institutional products, which the Company most recently offered in 2008, consist of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

                                                          2012   2011   2010
  ($ IN MILLIONS)                                        ------ ------ ------
  PREMIUMS
     Traditional life insurance                          $  449 $  420 $  399
     Immediate annuities with life contingencies             45    106     97
     Accident and health insurance                           99     98     96
                                                         ------ ------ ------
         TOTAL PREMIUMS                                     593    624    592
  CONTRACT CHARGES
     Interest-sensitive life insurance                    1,011    975    952
     Fixed annuities                                         18     33     39
                                                         ------ ------ ------
         TOTAL CONTRACT CHARGES                           1,029  1,008    991
                                                         ------ ------ ------
            TOTAL PREMIUMS AND CONTRACT CHARGES          $1,622 $1,632 $1,583
                                                         ====== ====== ======

   The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2012, the top geographic locations for statutory premiums and annuity considerations were California, Texas, Florida and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies and exclusive financial specialists, independent master brokerage agencies, workplace enrolling independent agents in New York, directly through call centers and the internet, and through March 22, 2013, specialized structured settlement brokers. Effective March 22, 2013, the Company will no longer offer structured settlement annuities. The Company will continue to service the in-force structured settlement contracts.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

   Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

   Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

   Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

   Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

   Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of agent loans, bank loans, notes due from related party and derivatives. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Notes due from related party are carried at outstanding principal balances. Derivatives are carried at fair value.

   Investment income primarily consists of interest, dividends, income from certain derivative transactions, income from cost method limited partnership interests, and, in 2012, income from EMA limited partnership interests. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For other ABS, RMBS and CMBS, the effective yield is recalculated on a retrospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company's share of the overall earnings of the partnerships, and is recognized on a delay due to the availability of the related financial statements. Income recognition on hedge funds is generally on a one month delay and income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay.

   Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness, and, in 2011 and 2010, income from EMA limited partnership interests. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

   Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

   All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

   Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

   Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

   Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

   When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

   Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

SECURITIES LOANED

   The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments and fixed income securities. These transactions are short-term in nature, usually 30 days or less.

   The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

   Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

   For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

   For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

   AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are persistency, mortality, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

   The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

   Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $10 million and $13 million as of December 31, 2012 and 2011, respectively. Amortization expense of the present value of future profits was $3 million, $2 million and $1 million in 2012, 2011 and 2010, respectively.

REINSURANCE

   In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

   Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2012 and 2011. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2012 or 2011.

INCOME TAXES

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, DAC, insurance reserves and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

   Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

OFF-BALANCE SHEET FINANCIAL INSTRUMENTS

   Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and
Note 11).

ADOPTED ACCOUNTING STANDARDS

Criteria for Determining Effective Control for Repurchase Agreements

   In April 2011, the Financial Accounting Standards Board ("FASB") issued guidance modifying the assessment criteria of effective control for repurchase agreements. The new guidance removes the criteria requiring an entity to have the ability to repurchase or redeem financial assets on substantially the agreed terms and the collateral maintenance guidance related to that criteria. The guidance is to be applied prospectively to transactions or modifications of existing transactions that occur during reporting periods beginning on or after December 15, 2011. The adoption of this guidance as of January 1, 2012 had no impact on the Company's results of operations or financial position.

Amendments to Fair Value Measurement and Disclosure Requirements

   In May 2011, the FASB issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. The adoption of this guidance as of January 1, 2012 had no impact on the Company's results of operations or financial position.

Presentation of Comprehensive Income

   In June and December 2011, the FASB issued guidance amending the presentation of comprehensive income and its components. Under the new guidance, a reporting entity has the option to present comprehensive income in a single continuous statement or in two separate but consecutive statements. The Company adopted the new guidance in the first quarter of 2012. The new guidance affects presentation only and therefore had no impact on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS

Disclosures about Offsetting Assets and Liabilities

   In December 2011 and January 2013, the FASB issued guidance requiring expanded disclosures, including both gross and net information, for derivatives, repurchase agreements and securities lending transactions that are either offset in the reporting entity's financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The guidance is effective for reporting periods beginning on or after January 1, 2013 and is to be applied retrospectively. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

   In February 2013, the FASB issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2012. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

3. SUPPLEMENTAL CASH FLOW INFORMATION

   Non-cash modifications of certain mortgage loans, fixed income securities, limited partnership interests and other investments, as well as mergers completed with equity securities, totaled $231 million, $486 million and $621 million in 2012, 2011 and 2010, respectively.

   Liabilities for collateral received in conjunction with the Company's securities lending program were $543 million, $220 million and $461 million as of December 31, 2012, 2011 and 2010, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") derivatives were $18 million, $43 million and $4 million as of December 31, 2012, 2011 and 2010, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

                                                      2012   2011   2010
      ($ IN MILLIONS)                                -----  -----  -----
      NET CHANGE IN PROCEEDS MANAGED
      Net change in short-term investments           $(298) $ 202  $ 152
                                                     -----  -----  -----
         Operating cash flow (used) provided         $(298) $ 202  $ 152
                                                     =====  =====  =====
      NET CHANGE IN LIABILITIES
      Liabilities for collateral, beginning of year  $(263) $(465) $(617)
      Liabilities for collateral, end of year         (561)  (263)  (465)
                                                     -----  -----  -----
         Operating cash flow provided (used)         $ 298  $(202) $(152)
                                                     =====  =====  =====

   In 2011, a payable associated with the pension benefit obligations due to AIC totaling $4 million was forgiven. The forgiveness of the payable reflects a non-cash financing activity.

4. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

   The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 15), allocated to the Company were $451 million, $399 million and $404 million in 2012, 2011 and 2010, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

   The Company issued $35 million, $56 million and $54 million of structured settlement annuities, a type of immediate annuity, in 2012, 2011 and 2010, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $3 million, $11 million and $11 million relate to structured settlement annuities with life contingencies and are included in premium revenue for 2012, 2011 and 2010, respectively.

   In most cases, these annuities were issued under a "qualified assignment" whereby Allstate Assignment Corporation ("AAC") and prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

   AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.77 billion and $4.79 billion as of December 31, 2012 and 2011, respectively.

BROKER-DEALER AGREEMENT

   The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $11 million, $15 million and $10 million in 2012, 2011 and 2010, respectively.

REINSURANCE

   The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL") whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in
Note 9.

   In September 2012, Lincoln Benefit Life Company, a consolidated subsidiary of ALIC, entered into a coinsurance reinsurance agreement with Lincoln Benefit Reinsurance Company ("LB Re"), an unconsolidated affiliate of the Company, to cede certain interest-sensitive life insurance policies to LB Re. In connection with the agreement, the Company recorded reinsurance recoverables of $2 million and paid $3 million in cash. The $1 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.

   ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

NOTES DUE TO RELATED PARTIES

   Notes due to related parties outstanding as of December 31 consisted of the following:

                                                       2012 2011
               ($ IN MILLIONS)                         ---- ----
               7.00% Note, due 2017, to AHL            $ -- $  1
               5.80% Note, due 2018, to AHL              --    3
               5.75% Note, due 2018, to AIC              10   10
               5.75% Note, due 2018, to AIC               4    4
               6.35% Note, due 2018, to AIC               7    7
               7.00% Surplus Note, due 2028,
                 to AIC /(1)/                           200  400
               6.74% Surplus Note, due 2029,
                 to Kennett /(1)/                        25   25
               5.06% Surplus Note, due 2035,
                 to Kennett /(1)/                       100  100
               6.18% Surplus Note, due 2036,
                 to Kennett /(1)/                       100  100
               5.93% Surplus Note, due 2038,
                 to Kennett /(1)/                        50   50
                                                       ---- ----
                  Total notes due to related parties   $496 $700
                                                       ==== ====

--------
/(1)/No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2012 and 2011.

   On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

   On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

   On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

   On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

   The notes due from Kennett are classified as other investments. In each of 2012, 2011 and 2010, the Company recorded net investment income on these notes of $15 million. In each of 2012, 2011 and 2010, the Company incurred $16 million of interest expense related to the surplus notes due to Kennett.

   On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In 2012, the Company repaid $200 million of principal on this surplus note. In 2012, 2011 and 2010, the Company incurred interest expense on this surplus note of $27 million, $28 million and $28 million, respectively.

   In March 2010, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AHL, an unconsolidated affiliate of ALIC, RBI purchased from AHL mortgage loans with a fair value of $6 million on the date of sale and issued a 7.00% note due
March 26, 2017 to AHL for the same amount. In 2012, 2011 and 2010, RBI repaid $1 million, $1 million and $4 million, respectively, of principal on this note. In June 2011, RBI purchased from AHL mortgage loans with a fair value of $3 million on the date of sale and issued a 5.80% note due June 17, 2018 to AHL for the same amount. Since the transactions were between affiliates under common control, the mortgage loans were recorded by RBI at AHL's carrying value on the date of sale. The mortgage loans that were purchased were impaired loans; therefore, their carrying value on the date of sale equaled fair value. In 2012, RBI repaid the entire $3 million of principal on this note. In 2012, 2011 and 2010, the Company incurred interest expense on these notes of $31 thousand, $184 thousand and $218 thousand, respectively.

   In March 2011, in accordance with an asset purchase agreement between RBI and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC's carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2012 and 2011, the Company incurred interest expense on these notes of $1 million and $745 thousand, respectively.

LIQUIDITY AND INTERCOMPANY LOAN AGREEMENTS

   The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2012 or 2011.

   In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2012 or 2011.

   On December 20, 2010, AHL entered into a Revolving Loan Credit Agreement ("Credit Agreement") with RBI, a consolidated subsidiary of ALIC, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2012 or 2011.

CAPITAL SUPPORT AGREEMENT

   The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2012 and 2011, no capital had been provided by AIC under this agreement. All capital contributions to the Company subsequent to this agreement going into effect were discretionary and were made by AIC outside of the terms of this agreement.

INVESTMENT PURCHASES AND SALES

   In November 2011, Allstate Finance Company, LLC ("AFC"), a consolidated subsidiary of ALIC, paid $176 million in cash to purchase loans issued to exclusive Allstate agents ("agent loans") with a fair value of $175 million on the date of sale and $1 million of accrued investment income from Allstate Bank, an unconsolidated affiliate of ALIC. Since the transaction was between affiliates under common control, the agent loans were recorded by AFC at Allstate Bank's carrying value on the date of sale, which was the outstanding unpaid principal balance, net of valuation allowance and deferred fees, of $176 million and $1 million of accrued investment income. The $1 million difference between the fair value of assets received and Allstate Bank's carrying value was recorded as an increase to additional capital paid-in.

PENSION BENEFIT PLANS

   Effective November 30, 2011, the Corporation became the sponsor of the defined benefit pension plans that cover most full-time employees, certain part-time employees and employee-agents. Prior to November 30, 2011, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $4 million were forgiven which was recorded as an increase to retained income.

5. INVESTMENTS

FAIR VALUES

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                   GROSS UNREALIZED
      ($ IN MILLIONS)                    AMORTIZED --------------    FAIR
                                           COST    GAINS    LOSSES   VALUE
                                         --------- ------  -------  -------
      DECEMBER 31, 2012
      U.S. government and agencies        $ 2,137  $  242  $    --  $ 2,379
      Municipal                             4,153     612      (61)   4,704
      Corporate                            28,748   2,896     (113)  31,531
      Foreign government                    1,017     164       (1)   1,180
      ABS                                   1,921      49     (105)   1,865
      RMBS                                  1,778      82      (69)   1,791
      CMBS                                  1,425      60      (77)   1,408
      Redeemable preferred stock               15       3       --       18
                                          -------  ------  -------  -------
         Total fixed income securities    $41,194  $4,108  $  (426) $44,876
                                          =======  ======  =======  =======

      DECEMBER 31, 2011
      U.S. government and agencies        $ 2,502  $  241  $    --  $ 2,743
      Municipal                             4,380     426     (114)   4,692
      Corporate                            28,496   2,234     (326)  30,404
      Foreign government                      927     142       (1)   1,068
      ABS                                   2,345      44     (281)   2,108
      RMBS                                  2,954      74     (314)   2,714
      CMBS                                  1,862      45     (224)   1,683
      Redeemable preferred stock               15       1       --       16
                                          -------  ------  -------  -------
         Total fixed income securities    $43,481  $3,207  $(1,260) $45,428
                                          =======  ======  =======  =======

SCHEDULED MATURITIES

   The scheduled maturities for fixed income securities are as follows as of December 31, 2012:

                                                   AMORTIZED  FAIR
                                                     COST     VALUE
           ($ IN MILLIONS)                         --------- -------
           Due in one year or less                  $ 2,710  $ 2,746
           Due after one year through five years      8,750    9,412
           Due after five years through ten years    14,906   16,436
           Due after ten years                        9,704   11,218
                                                    -------  -------
                                                     36,070   39,812
           ABS, RMBS and CMBS                         5,124    5,064
                                                    -------  -------
              Total                                 $41,194  $44,876
                                                    =======  =======

   Actual maturities may differ from those scheduled as a result of prepayments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

NET INVESTMENT INCOME

   Net investment income for the years ended December 31 is as follows:

                                                 2012    2011    2010
         ($ IN MILLIONS)                        ------  ------  ------
         Fixed income securities                $2,084  $2,264  $2,476
         Mortgage loans                            345     345     377
         Equity securities                           9       7       5
         Limited partnership interests /(1)/       159      49      21
         Short-term investments                      2       3       3
         Policy loans                               51      53      54
         Other                                      61      18     (70)
                                                ------  ------  ------
            Investment income, before expense    2,711   2,739   2,866
            Investment expense                    (114)   (102)   (106)
                                                ------  ------  ------
                Net investment income           $2,597  $2,637  $2,760
                                                ======  ======  ======

--------
/(1)/Income from EMA limited partnerships is reported in net investment income in 2012 and realized capital gains and losses in 2011 and 2010.

REALIZED CAPITAL GAINS AND LOSSES

   Realized capital gains and losses by asset type for the years ended December 31 are as follows:

                                                  2012   2011   2010
           ($ IN MILLIONS)                        ----  -----  -----
           Fixed income securities                $(62) $ 539  $(370)
           Mortgage loans                            8    (23)   (71)
           Equity securities                        --     14     36
           Limited partnership interests /(1)/      --     62     17
           Derivatives                              34   (203)  (124)
           Other                                     4      1     (1)
                                                  ----  -----  -----
              Realized capital gains and losses   $(16) $ 390  $(513)
                                                  ====  =====  =====

--------
/(1)/Income from EMA limited partnerships is reported in net investment income in 2012 and realized capital gains and losses in 2011 and 2010.

Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

                                                                       2012   2011   2010
($ IN MILLIONS)                                                        ----  -----  -----
Impairment write-downs                                                 $(51) $(242) $(494)
Change in intent write-downs                                            (17)   (51)  (142)
   Net other-than-temporary impairment losses recognized in earnings    (68)  (293)  (636)
Sales                                                                    17    823    215
Valuation of derivative instruments                                     (16)  (224)   (94)
Settlements of derivative instruments                                    51     22    (31)
EMA limited partnership income                                           --     62     33
                                                                       ----  -----  -----
       Realized capital gains and losses                               $(16) $ 390  $(513)
                                                                       ====  =====  =====

   Gross gains of $225 million, $835 million and $454 million and gross losses of $222 million, $124 million and $343 million were realized on sales of fixed income securities during 2012, 2011 and 2010, respectively.

   Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

                                                    2012                  2011                   2010
($ IN MILLIONS)                             -------------------  ---------------------  ---------------------
                                                  INCLUDED              INCLUDED               INCLUDED
                                            GROSS  IN OCI   NET  GROSS   IN OCI   NET   GROSS   IN OCI   NET
                                            ----- -------- ----  -----  -------- -----  -----  -------- -----
Fixed income securities:
   Municipal                                $ --    $ --   $ --  $ (14)   $ (3)  $ (17) $(101)   $ 17   $ (84)
   Corporate                                 (16)     (2)   (18)   (28)      6     (22)   (51)      1     (50)
   ABS                                        --      --     --     (8)      2      (6)   (13)    (16)    (29)
   RMBS                                      (23)     (9)   (32)  (111)    (20)   (131)  (236)    (20)   (256)
   CMBS                                      (22)      3    (19)   (66)      1     (65)   (93)    (27)   (120)
                                            ----    ----   ----  -----    ----   -----  -----    ----   -----
   Total fixed income securities             (61)     (8)   (69)  (227)    (14)   (241)  (494)    (45)   (539)
Mortgage loans                                 5      --      5    (33)     --     (33)   (71)     --     (71)
Equity securities                             (1)     --     (1)    (5)     --      (5)    --      --      --
Limited partnership interests                 (3)     --     (3)    (3)     --      (3)   (23)     --     (23)
   Other                                      --      --     --    (11)     --     (11)    (3)     --      (3)
                                            ----    ----   ----  -----    ----   -----  -----    ----   -----
   Other-than-temporary impairment losses   $(60)   $ (8)  $(68) $(279)   $(14)  $(293) $(591)   $(45)  $(636)
                                            ====    ====   ====  =====    ====   =====  =====    ====   =====

   The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $134 million and $90 million as of December 31, 2012 and 2011, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

                                    DECEMBER 31, DECEMBER 31,
                                        2012         2011
                   ($ IN MILLIONS)  ------------ ------------
                     Municipal         $  (5)       $  (5)
                     Corporate            (1)          (6)
                     ABS                 (14)         (21)
                     RMBS               (103)        (198)
                     CMBS                (19)         (19)
                                       -----        -----
                       Total           $(142)       $(249)
                                       =====        =====

   Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

                                                                              2012   2011   2010
($ IN MILLIONS)                                                              -----  -----  -----
Beginning balance                                                            $(581) $(701) $(808)
Cumulative effect of change in accounting principle                             --     --     81
Additional credit loss for securities previously other-than-temporarily
  impaired                                                                     (33)   (76)  (221)
Additional credit loss for securities not previously other-than-temporarily
  impaired                                                                     (20)  (114)  (183)
Reduction in credit loss for securities disposed or collected                  288    288    399
Reduction in credit loss for securities the Company has made the decision
  to sell or more likely than not will be required to sell                      --     13     27
Change in credit loss due to accretion of increase in cash flows                 1      9      4
                                                                             -----  -----  -----
Ending balance                                                               $(345) $(581) $(701)
                                                                             =====  =====  =====

   The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

UNREALIZED NET CAPITAL GAINS AND LOSSES

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                 GROSS UNREALIZED
($ IN MILLIONS)                                          FAIR    ---------------  UNREALIZED NET
                                                         VALUE   GAINS    LOSSES  GAINS (LOSSES)
DECEMBER 31, 2012                                       -------   ------  ------  --------------
Fixed income securities                                 $44,876  $4,108   $(426)     $ 3,682
Equity securities                                           345      36      (1)          35
Short-term investments                                      875      --      --           --
Derivative instruments /(1)/                                (17)      2     (19)         (17)
EMA limited partnerships /(2)/                                                             1
                                                                                     -------
   Unrealized net capital gains and losses, pre-tax                                    3,701
Amounts recognized for:
   Insurance reserves /(3)/                                                             (771)
   DAC and DSI /(4)/                                                                    (408)
                                                                                     -------
       Amounts recognized                                                             (1,179)
   Deferred income taxes                                                                (888)
                                                                                     -------
   Unrealized net capital gains and losses, after-tax                                $ 1,634
                                                                                     =======

--------
/(1)/Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities. /(2)/Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
/(3)/The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                 GROSS UNREALIZED
                                                         FAIR    --------------   UNREALIZED NET
                                                         VALUE   GAINS    LOSSES  GAINS (LOSSES)
DECEMBER 31, 2011                                       -------  ------  -------  --------------
Fixed income securities                                 $45,428  $3,207  $(1,260)     $1,947
Equity securities                                           179      38       (2)         36
Short-term investments                                      593      --       --          --
Derivative instruments /(1)/                                (12)      3      (15)        (12)
EMA limited partnerships                                                                   1
                                                                                      ------
   Unrealized net capital gains and losses, pre-tax                                    1,972
Amounts recognized for:
   Insurance reserves                                                                   (594)
   DAC and DSI                                                                          (120)
                                                                                      ------
       Amounts recognized                                                               (714)
   Deferred income taxes                                                                (445)
                                                                                      ------
   Unrealized net capital gains and losses, after-tax                                 $  813
                                                                                      ======

--------
/(1)/Included in the fair value of derivative instruments are $(5) million classified as assets and $7 million classified as liabilities.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                          2012    2011    2010
($ IN MILLIONS)                                          ------  ------  ------
Fixed income securities                                  $1,735  $1,219  $2,912
Equity securities                                            (1)    (11)     23
Derivative instruments                                       (5)      5       1
EMA limited partnerships                                     --       1      --
                                                         ------  ------  ------
   Total                                                  1,729   1,214   2,936
Amounts recognized for:
   Insurance reserves                                      (177)   (585)     (9)
   DAC and DSI                                             (288)   (207)   (730)
                                                         ------  ------  ------
       Amounts recognized                                  (465)   (792)   (739)
   Deferred income taxes                                   (443)   (147)   (770)
                                                         ------  ------  ------
   Increase in unrealized net capital gains and losses   $  821  $  275  $1,427
                                                         ======  ======  ======

PORTFOLIO MONITORING

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

   The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                          LESS THAN 12 MONTHS          12 MONTHS OR MORE        TOTAL
($ IN MILLIONS)                                       --------------------------  --------------------------  ----------
                                                       NUMBER   FAIR   UNREALIZED  NUMBER   FAIR   UNREALIZED UNREALIZED
                                                      OF ISSUES VALUE    LOSSES   OF ISSUES VALUE    LOSSES     LOSSES
                                                      --------- ------ ---------- --------- ------ ---------- ----------
DECEMBER 31, 2012
Fixed income securities
   U.S. government and agencies                            1    $   15   $  --        --    $   --  $    --    $    --
   Municipal                                              11       101      (7)       50       395      (54)       (61)
   Corporate                                              79     1,086     (27)       66       829      (86)      (113)
   Foreign government                                      2       121      (1)       --        --       --         (1)
   ABS                                                     5        38      --        76       763     (105)      (105)
   RMBS                                                   49        30      --       164       442      (69)       (69)
   CMBS                                                   10        65      --        43       358      (77)       (77)
   Redeemable preferred stock                             --        --      --         1        --       --         --
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     157     1,456     (35)      400     2,787     (391)      (426)
Equity securities                                          3        57      (1)        1        --       --         (1)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income and equity securities          160    $1,513   $ (36)      401    $2,787  $  (391)   $  (427)
                                                         ===    ======   =====       ===    ======  =======    =======
Investment grade fixed income securities                 132    $1,244   $ (29)      262    $1,919  $  (195)   $  (224)
Below investment grade fixed income securities            25       212      (6)      138       868     (196)      (202)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     157    $1,456   $ (35)      400    $2,787  $  (391)   $  (426)
                                                         ===    ======   =====       ===    ======  =======    =======
DECEMBER 31, 2011
Fixed income securities
   Municipal                                               8    $   67   $  (7)       97    $  624  $  (107)   $  (114)
   Corporate                                             226     2,025     (72)      100     1,207     (254)      (326)
   Foreign government                                      7        41      (1)        1         1       --         (1)
   ABS                                                    32       255     (13)      107     1,010     (268)      (281)
   RMBS                                                  140       152      (4)      161       809     (310)      (314)
   CMBS                                                   42       361     (47)       68       488     (177)      (224)
   Redeemable preferred stock                              1        --      --        --        --       --         --
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     456     2,901    (144)      534     4,139   (1,116)    (1,260)
Equity securities                                          3        35      (2)       --        --       --         (2)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income and equity securities          459    $2,936   $(146)      534    $4,139  $(1,116)   $(1,262)
                                                         ===    ======   =====       ===    ======  =======    =======
Investment grade fixed income securities                 351    $2,439   $(111)      328    $2,869  $  (626)   $  (737)
Below investment grade fixed income securities           105       462     (33)      206     1,270     (490)      (523)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     456    $2,901   $(144)      534    $4,139  $(1,116)   $(1,260)
                                                         ===    ======   =====       ===    ======  =======    =======

   As of December 31, 2012, $215 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $215 million, $160 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.

   As of December 31, 2012, the remaining $212 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. Investment grade fixed income securities comprising $64 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $212 million, $148 million are related to below investment grade fixed income securities. Of these amounts, $142 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2012. Unrealized losses on below investment grade securities are principally related to ABS, RMBS and CMBS and were the result of wider credit spreads resulting from higher risk premiums since the time of initial purchase. These wider spreads are largely due to the risk associated with the underlying collateral supporting certain ABS, RMBS and CMBS securities.

   ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for ABS and RMBS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

   As of December 31, 2012, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2012, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIPS

   As of December 31, 2012 and 2011, the carrying value of equity method limited partnerships totaled $1.31 billion and $858 million, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. The Company had no write-downs related to equity method limited partnerships in 2012. In both 2011 and 2010, the Company had write-downs related to equity method limited partnerships of $1 million.

   As of December 31, 2012 and 2011, the carrying value for cost method limited partnerships was $617 million and $754 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. In 2012, 2011 and 2010, the Company had write-downs related to cost method limited partnerships of $3 million, $2 million and $22 million, respectively.

MORTGAGE LOANS

   The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $5.94 billion and $6.55 billion as of December 31, 2012 and 2011, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

                                                          2012  2011
           (% OF MORTGAGE LOAN PORTFOLIO CARRYING VALUE)  ----  ----
                          California                      24.2% 22.8%
                          Illinois                         7.8   8.9
                          New York                         6.6   6.3
                          New Jersey                       6.5   7.0
                          Texas                            6.0   5.7
                          Pennsylvania                     5.1   5.6
                          Massachusetts                    4.5   5.0

   The types of properties collateralizing the mortgage loans as of December 31 are as follows:

                                                          2012   2011
          (% OF MORTGAGE LOAN PORTFOLIO CARRYING VALUE)  -----  -----
                       Office buildings                   28.0%  29.0%
                       Retail                             24.0   26.0
                       Warehouse                          20.4   20.1
                       Apartment complex                  17.4   16.6
                       Other                              10.2    8.3
                                                         -----  -----
                          Total                          100.0% 100.0%
                                                         =====  =====

   The contractual maturities of the mortgage loan portfolio as of December 31, 2012, excluding $4 million of mortgage loans in the process of foreclosure, are as follows:

                                     NUMBER  CARRYING
                                    OF LOANS  VALUE   PERCENT
                   ($ IN MILLIONS)  -------- -------- -------
                     2013              39     $  317     5.4%
                     2014              63        737    12.4
                     2015              67        953    16.0
                     2016              60        566     9.5
                     Thereafter       317      3,366    56.7
                                      ---     ------   -----
                       Total          546     $5,939   100.0%
                                      ===     ======   =====

   Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2012.

   Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

   Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

   The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31:

                                                       2012                            2011
($ IN MILLIONS)                           ------------------------------- -------------------------------
                                          FIXED RATE VARIABLE RATE        FIXED RATE VARIABLE RATE
                                           MORTGAGE    MORTGAGE            MORTGAGE    MORTGAGE
                                            LOANS        LOANS     TOTAL    LOANS        LOANS     TOTAL
DEBT SERVICE COVERAGE RATIO DISTRIBUTION  ---------- ------------- ------ ---------- ------------- ------
 Below 1.0                                  $  266       $ --      $  266   $  345       $ --      $  345
 1.0--1.25                                   1,158         --       1,158    1,488         --       1,488
 1.26--1.50                                  1,364         17       1,381    1,475         19       1,494
 Above 1.50                                  2,854        129       2,983    2,847        128       2,975
                                            ------       ----      ------   ------       ----      ------
   Total non-impaired mortgage loans        $5,642       $146      $5,788   $6,155       $147      $6,302
                                            ======       ====      ======   ======       ====      ======

   Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

   The net carrying value of impaired mortgage loans as of December 31 is as follows:

                                                               2012 2011
        ($ IN MILLIONS)                                        ---- ----
        Impaired mortgage loans with a valuation allowance     $147 $244
        Impaired mortgage loans without a valuation allowance     8   --
                                                               ---- ----
        Total impaired mortgage loans                          $155 $244
                                                               ==== ====
        Valuation allowance on impaired mortgage loans         $ 42 $ 63

   The average balance of impaired loans was $202 million, $207 million and $275 million during 2012, 2011 and 2010, respectively.

   The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

                                                       2012  2011  2010
       ($ IN MILLIONS)                                 ----  ----  ----
       Beginning balance                               $ 63  $ 84  $ 94
       Net (decrease) increase in valuation allowance    (5)   33    65
       Charge offs                                      (16)  (54)  (75)
                                                       ----  ----  ----
       Ending balance                                  $ 42  $ 63  $ 84
                                                       ====  ====  ====

   The carrying value of past due mortgage loans as of December 31 is as follows:

                                                   2012   2011
                ($ IN MILLIONS)                   ------ ------
                Less than 90 days past due        $   20 $   --
                90 days or greater past due            4     43
                                                  ------ ------
                   Total past due                     24     43
                   Current loans                   5,919  6,503
                                                  ------ ------
                       Total mortgage loans       $5,943 $6,546
                                                  ====== ======

MUNICIPAL BONDS

   The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

              (% OF MUNICIPAL BOND PORTFOLIO CARRYING  2012  2011
              VALUE)                                   ----  ----
              California                               14.1% 14.1%
              Texas                                    11.8  11.1
              New York                                  7.1   7.7
              Delaware                                  4.8   5.2

CONCENTRATION OF CREDIT RISK

   As of December 31, 2012, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED

   The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2012 and 2011, fixed income securities with a carrying value of $525 million and $213 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million, $1 million and $2 million in 2012, 2011 and 2010, respectively.

OTHER INVESTMENT INFORMATION

   Included in fixed income securities are below investment grade assets totaling $3.35 billion and $3.33 billion as of December 31, 2012 and 2011, respectively.

   As of December 31, 2012, fixed income securities and short-term investments with a carrying value of $57 million were on deposit with regulatory authorities as required by law.

   As of December 31, 2012, the carrying value of fixed income securities that were non-income producing was $5 million.

6. FAIR VALUE OF ASSETS AND LIABILITIES

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are based on the following:

       (a)Quoted prices for similar assets or liabilities in active markets;
       (b)Quoted prices for identical or similar assets or liabilities in markets that are not active; or
       (c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

   The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

   The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

   Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

   In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

    . Fixed income securities: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

    . Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

    . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

    . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

    .  Fixed income securities:

       U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

       Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       ABS and RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

       CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

       Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

    . Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

    . Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

    . Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

       OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Level 3 measurements

    .  Fixed income securities:

       Municipal: ARS primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including the anticipated date liquidity will return to the market. Also included are municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads.

       Corporate, including privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

       ABS, RMBS and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

    . Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

    . Other investments: Certain OTC derivatives, such as interest rate caps and floors, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

    . Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis

   Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2012:

                                                             QUOTED PRICES   SIGNIFICANT
                                                               IN ACTIVE        OTHER    SIGNIFICANT  COUNTERPARTY
                                                              MARKETS FOR    OBSERVABLE  UNOBSERVABLE   AND CASH   BALANCE AS OF
                                                            IDENTICAL ASSETS   INPUTS       INPUTS     COLLATERAL  DECEMBER 31,
                                                               (LEVEL 1)      (LEVEL 2)   (LEVEL 3)     NETTING        2012
($ IN MILLIONS)                                             ---------------- ----------- ------------ ------------ -------------
ASSETS
 Fixed income securities:
     U.S. government and agencies                                $1,074        $ 1,305      $   --                    $ 2,379
     Municipal                                                       --          4,366         338                      4,704
     Corporate                                                       --         30,030       1,501                     31,531
     Foreign government                                              --          1,180          --                      1,180
     ABS                                                             --          1,666         199                      1,865
     RMBS                                                            --          1,791          --                      1,791
     CMBS                                                            --          1,387          21                      1,408
     Redeemable preferred stock                                      --             17           1                         18
                                                                 ------        -------      ------                    -------
       Total fixed income securities                              1,074         41,742       2,060                     44,876
 Equity securities                                                  338             --           7                        345
 Short-term investments                                             220            655          --                        875
 Other investments:
     Free-standing derivatives                                       --            173           3       $ (47)           129
 Separate account assets                                          6,610             --          --                      6,610
 Other assets                                                         2             --           1                          3
                                                                 ------        -------      ------       -----        -------
     TOTAL RECURRING BASIS ASSETS                                 8,244         42,570       2,071         (47)        52,838
 Non-recurring basis/ (1)/                                           --             --           6                          6
                                                                 ------        -------      ------       -----        -------
TOTAL ASSETS AT FAIR VALUE                                       $8,244        $42,570      $2,077       $ (47)       $52,844
                                                                 ======        =======      ======       =====        =======
% of total assets at fair value                                    15.6%          80.6%        3.9%       (0.1)%        100.0%

LIABILITIES
 Contractholder funds:
     Derivatives embedded in life and annuity contracts          $   --        $    --      $ (553)                   $  (553)
 Other liabilities:
     Free-standing derivatives                                       --            (91)        (30)      $  29            (92)
                                                                 ------        -------      ------       -----        -------
TOTAL LIABILITIES AT FAIR VALUE                                  $   --        $   (91)     $ (583)      $  29        $  (645)
                                                                 ======        =======      ======       =====        =======
% of total liabilities at fair value                                -- %          14.1%       90.4%       (4.5)%        100.0%

--------
/(1)/Includes $4 million of mortgage loans, $1 million of limited partnership interests and $1 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2012.

                                                        VALUATION      UNOBSERVABLE
                                          FAIR VALUE    TECHNIQUE         INPUT           RANGE      WEIGHTED AVERAGE
($ IN MILLIONS)                           ---------- --------------- ---------------- -------------  ----------------
ARS backed by student loans                 $ 202    Discounted cash Anticipated date 18--60 months   32--44 months
                                                     flow model      liquidity will
                                                                     return to the
                                                                     market
Derivatives embedded in life and annuity    $(419)   Stochastic cash Projected option      1.0--2.0%           1.92%
  contracts--Equity-indexed and forward              flow model      cost
  starting options

   If the anticipated date liquidity will return to the market is sooner (later), it would result in a higher (lower) fair value. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.

   As of December 31, 2012, Level 3 fair value measurements include $1.72 billion of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

                                                             QUOTED PRICES   SIGNIFICANT
                                                               IN ACTIVE        OTHER    SIGNIFICANT  COUNTERPARTY
                                                              MARKETS FOR    OBSERVABLE  UNOBSERVABLE   AND CASH   BALANCE AS OF
                                                            IDENTICAL ASSETS   INPUTS       INPUTS     COLLATERAL  DECEMBER 31,
                                                               (LEVEL 1)      (LEVEL 2)   (LEVEL 3)     NETTING        2011
($ IN MILLIONS)                                             ---------------- ----------- ------------ ------------ -------------
ASSETS
 Fixed income securities:
     U.S. government and agencies                                $1,614        $ 1,129      $   --                    $ 2,743
     Municipal                                                       --          4,305         387                      4,692
     Corporate                                                       --         29,085       1,319                     30,404
     Foreign government                                              --          1,068          --                      1,068
     ABS                                                             --          1,854         254                      2,108
     RMBS                                                            --          2,667          47                      2,714
     CMBS                                                            --          1,653          30                      1,683
     Redeemable preferred stock                                      --             15           1                         16
                                                                 ------        -------      ------                    -------
        Total fixed income securities                             1,614         41,776       2,038                     45,428
 Equity securities                                                  127             38          14                        179
 Short-term investments                                              46            547          --                        593
 Other investments:
     Free-standing derivatives                                       --            268           1       $(103)           166
 Separate account assets                                          6,984             --          --                      6,984
 Other assets                                                        --             --           1                          1
                                                                 ------        -------      ------       -----        -------
     TOTAL RECURRING BASIS ASSETS                                 8,771         42,629       2,054        (103)        53,351
 Non-recurring basis/ (1)/                                           --             --          24                         24
                                                                 ------        -------      ------       -----        -------
TOTAL ASSETS AT FAIR VALUE                                       $8,771        $42,629      $2,078       $(103)       $53,375
                                                                 ======        =======      ======       =====        =======
% of total assets at fair value                                    16.4%          79.9%        3.9%       (0.2)%        100.0%

LIABILITIES
 Contractholder funds:
     Derivatives embedded in life and annuity contracts          $   --        $    --      $ (723)                   $  (723)
 Other liabilities:
     Free-standing derivatives                                       --            (96)        (89)      $  60           (125)
                                                                 ------        -------      ------       -----        -------
TOTAL LIABILITIES AT FAIR VALUE                                  $   --        $   (96)     $ (812)      $  60        $  (848)
                                                                 ======        =======      ======       =====        =======
% of total liabilities at fair value                                -- %          11.3%       95.8%       (7.1)%        100.0%

--------
/(1)/Includes $19 million of mortgage loans and $5 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

      The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

                                                                              TOTAL GAINS (LOSSES)
                                                                                INCLUDED IN:
($ IN MILLIONS)                                                               --------------------
                                                                BALANCE AS OF                       TRANSFERS TRANSFERS
                                                                DECEMBER 31,      NET                 INTO     OUT OF
                                                                    2011      INCOME /(1)/   OCI     LEVEL 3   LEVEL 3
                                                                ------------- -----------     ----  --------- ---------
ASSETS
   Fixed income securities:
       Municipal                                                   $  387        $ (5)       $ 22     $ 53      $ (10)
       Corporate                                                    1,319          20          63      381        (64)
       ABS                                                            254          24          59       42         (7)
       RMBS                                                            47          --          --       --        (47)
       CMBS                                                            30          (4)         10       --         --
       Redeemable preferred stock                                       1          --          --       --         --
                                                                   ------        ----         ----    ----      -----
          Total fixed income securities                             2,038          35         154      476       (128)
   Equity securities                                                   14          --          --       --         --
   Other investments:
          Free-standing derivatives, net                              (88)         25          --       --         --
   Other assets                                                         1          --          --       --         --
                                                                   ------        ----         ----    ----      -----
          TOTAL RECURRING LEVEL 3 ASSETS                           $1,965        $ 60        $154     $476      $(128)
                                                                   ======        ====         ====    ====      =====

LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts          $ (723)       $168        $ --     $ --      $  --
                                                                   ------        ----         ----    ----      -----
          TOTAL RECURRING LEVEL 3 LIABILITIES                      $ (723)       $168        $ --     $ --      $  --
                                                                   ======        ====         ====    ====      =====

                                                                                                    BALANCE AS OF
                                                                                                    DECEMBER 31,
                                                                PURCHASES SALES  ISSUES SETTLEMENTS     2012
                                                                --------- -----  ------ ----------- -------------
ASSETS
   Fixed income securities:
       Municipal                                                  $ --    $(107)  $ --     $  (2)      $  338
       Corporate                                                   125     (223)    --      (120)       1,501
       ABS                                                          11     (165)    --       (19)         199
       RMBS                                                         --       --     --        --           --
       CMBS                                                         --       --     --       (15)          21
       Redeemable preferred stock                                    1       (1)    --        --            1
                                                                  ----    -----   ----     -----       ------
          Total fixed income securities                            137     (496)    --      (156)       2,060
   Equity securities                                                 5      (12)    --        --            7
   Other investments:
          Free-standing derivatives, net                            27       --     --         9          (27) /(2)/
   Other assets                                                     --       --     --        --            1
                                                                  ----    -----   ----     -----       ------
          TOTAL RECURRING LEVEL 3 ASSETS                          $169    $(508)  $ --     $(147)      $2,041
                                                                  ====    =====   ====     =====       ======

LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts         $ --    $  --   $(79)    $  81       $ (553)
                                                                  ----    -----   ----     -----       ------
          TOTAL RECURRING LEVEL 3 LIABILITIES                     $ --    $  --   $(79)    $  81       $ (553)
                                                                  ====    =====   ====     =====       ======

--------
/(1)/The effect to net income totals $228 million and is reported in the
     Consolidated Statements of Operations and Comprehensive
   Income as follows: $38 million in realized capital gains and losses, $22 million in net investment income, $132 million in interest credited to contractholder funds and $36 million in contract benefits.
/(2)/Comprises $3 million of assets and $30 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

                                                                              TOTAL GAINS (LOSSES)
                                                                                INCLUDED IN:
($ IN MILLIONS)                                                               -------------------
                                                                BALANCE AS OF                       TRANSFERS TRANSFERS
                                                                DECEMBER 31,      NET                 INTO     OUT OF
                                                                    2010      INCOME /(1)/    OCI    LEVEL 3   LEVEL 3
                                                                ------------- -----------    ----   --------- ---------
ASSETS
   Fixed income securities:
       Municipal                                                   $  601        $  (2)      $  7     $ 48     $   (34)
       Corporate                                                    1,760           52        (35)     237        (410)
       ABS                                                          1,974           21        (65)      --      (1,470)
       RMBS                                                         1,189          (57)        77       --        (853)
       CMBS                                                           844          (43)       111       65        (878)
       Redeemable preferred stock                                       1           --         --       --          --
                                                                   ------        -----       ----     ----     -------
          Total fixed income securities                             6,369          (29)        95      350      (3,645)
   Equity securities                                                   29           (5)        --       --         (10)
   Other investments:
          Free-standing derivatives, net                              (77)         (37)        --       --          --
   Other assets                                                         1           --         --       --          --
                                                                   ------        -----       ----     ----     -------
          TOTAL RECURRING LEVEL 3 ASSETS                           $6,322        $ (71)      $ 95     $350     $(3,655)
                                                                   ======        =====       ====     ====     =======

LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts          $ (653)       $(134)      $ --     $ --     $    --
                                                                   ------        -----       ----     ----     -------
          TOTAL RECURRING LEVEL 3 LIABILITIES                      $ (653)       $(134)      $ --     $ --     $    --
                                                                   ======        =====       ====     ====     =======

                                                                                                      BALANCE AS OF
                                                                                                      DECEMBER 31,
                                                                PURCHASES  SALES   ISSUES SETTLEMENTS     2011
                                                                --------- -------  ------ ----------- -------------
ASSETS
   Fixed income securities:
       Municipal                                                  $ 10    $  (241) $  --     $  (2)      $  387
       Corporate                                                   266       (473)    --       (78)       1,319
       ABS                                                         146       (136)    --      (216)         254
       RMBS                                                         --       (222)    --       (87)          47
       CMBS                                                         --        (66)    --        (3)          30
       Redeemable preferred stock                                   --         --     --        --            1
          Total fixed income securities                            422     (1,138)    --      (386)       2,038
                                                                  ----    -------  -----     -----       ------
   Equity securities                                                 1         (1)    --        --           14
   Other investments:
          Free-standing derivatives, net                            18         --     --         8          (88) /(2)/
   Other assets                                                     --         --     --        --            1
                                                                  ----    -------  -----     -----       ------
          TOTAL RECURRING LEVEL 3 ASSETS                          $441    $(1,139) $  --     $(378)      $1,965
                                                                  ====    =======  =====     =====       ======

LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts         $ --    $    --  $(100)    $ 164       $ (723)
                                                                  ----    -------  -----     -----       ------
          TOTAL RECURRING LEVEL 3 LIABILITIES                     $ --    $    --  $(100)    $ 164       $ (723)
                                                                  ====    =======  =====     =====       ======

--------
/(1)/The effect to net income totals $(205) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $(101) million in realized capital gains and losses, $34 million in net investment income, $(106) million in interest credited to contractholder funds and $(32) million in contract benefits.
/(2)/Comprises $1 million of assets and $89 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

                                                            TOTAL GAINS
                                                             (LOSSES)
                                                             INCLUDED
                                                                IN:
($ IN MILLIONS)                                             -----------
                                                                         PURCHASES,
                                                                        SALES, ISSUES                       BALANCE
                                 BALANCE AS OF                               AND      TRANSFERS TRANSFERS    AS OF
                                 DECEMBER 31,      NET                  SETTLEMENTS,    INTO     OUT OF   DECEMBER 31,
                                     2009      INCOME /(1)/     OCI          NET       LEVEL 3   LEVEL 3      2010
                                 ------------- -----------  ----------- ------------- --------- --------- ------------
ASSETS
  Fixed income
   securities:
     Municipal                      $  746        $ (10)      $    8        $ (95)      $  19    $   (67)    $  601
     Corporate                       2,020           23          128         (285)        403       (529)     1,760
     Foreign government                 20           --           --          (20)         --         --         --
     ABS                             1,710           60          236          205          --       (237)     1,974
     RMBS                            1,052         (268)         475          (41)         --        (29)     1,189
     CMBS                            1,322         (235)         589         (525)        108       (415)       844
  Redeemable preferred
   stock                                 1           --           --           --          --         --          1
                                    ------        -----       ------        -----       -----    -------     ------
         Total fixed
          income
          securities                 6,871         (430)       1,436         (761)        530     (1,277)     6,369
  Equity securities                     27           15            2          (13)         --         (2)        29
  Other investments:
     Free-standing
       derivatives, net                (53)         (43)          --           19          --         --        (77) /(2)/
  Other assets                           2           (1)          --           --          --         --          1
                                    ------        -----       ------        -----       -----    -------     ------
         TOTAL RECURRING
          LEVEL 3 ASSETS            $6,847        $(459)      $1,438        $(755)      $ 530    $(1,279)    $6,322
                                    ======        =====       ======        =====       =====    =======     ======

Liabilities
  Contractholder funds:
     Derivatives
       embedded in life
       and annuity
       contracts                    $ (110)       $ (31)      $   --        $   3       $(515)   $    --     $ (653)
                                    ------        -----       ------        -----       -----    -------     ------
TOTAL RECURRING LEVEL 3
  LIABILITIES                       $ (110)       $ (31)      $   --        $   3       $(515)   $    --     $ (653)
                                    ======        =====       ======        =====       =====    =======     ======

--------
/(1)/The effect to net income totals $(490) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $(522) million in realized capital gains and losses, $64 million in net investment income, $(1) million in interest credited to contractholder funds and $(31) million in contract benefits.
/(2)/Comprises $10 million of assets and $87 million of liabilities.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

   During 2012, certain U.S. government securities were transferred into Level 1 from Level 2 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets. There were no transfers between Level 1 and Level 2 during 2011 or 2010.

   During 2011, certain ABS, RMBS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets. Additionally, in 2011 certain ABS that were valued based on non-binding broker quotes were transferred into Level 2 from Level 3 since the inputs were corroborated to be market observable. During 2010, certain ABS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

   Transfers into Level 3 during 2012, 2011 and 2010 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs have not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2012, 2011 and 2010 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

   The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

                                                                2012   2011   2010
($ IN MILLIONS)                                                 ----  -----  -----
ASSETS
   Fixed income securities:
       Municipal                                                $ --  $  (2) $  (7)
       Corporate                                                  15     19     37
       ABS                                                        --    (35)    52
       RMBS                                                       --     --   (203)
       CMBS                                                       (3)   (12)   (28)
                                                                ----  -----  -----
          Total fixed income securities                           12    (30)  (149)
   Equity securities                                              --     (4)    --
   Other investments:
       Free-standing derivatives, net                              6    (29)   (26)
       Other assets                                               --     --     (1)
                                                                ----  -----  -----
          TOTAL RECURRING LEVEL 3 ASSETS                        $ 18  $ (63) $(176)
                                                                ====  =====  =====

LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts       $168  $(134) $ (31)
                                                                ----  -----  -----
          TOTAL RECURRING LEVEL 3 LIABILITIES                   $168  $(134) $ (31)
                                                                ====  =====  =====

   The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total
$186 million in 2012 and are reported as follows: $19 million in net investment income, $131 million in interest credited to contractholder funds and $36 million in contract benefits. These gains and losses total $(197) million in 2011 and are reported as follows: $(105) million in realized capital gains and losses, $42 million in net investment income, $(102) million in interest credited to contractholder funds and $(32) million in contract benefits. These gains and losses total $(207) million in 2010 and are reported as follows:
$(248) million in realized capital gains and losses, $74 million in net investment income, $(2) million in interest credited to contractholder funds and $(31) million in contract benefits.

   Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

FINANCIAL ASSETS

                                         DECEMBER 31, 2012 DECEMBER 31, 2011
       ($ IN MILLIONS)                   ----------------- -----------------
                                         CARRYING  FAIR    CARRYING  FAIR
                                          VALUE    VALUE    VALUE    VALUE
                                         --------  ------  --------  ------
       Mortgage loans                     $5,943   $6,223   $6,546   $6,739
       Cost method limited partnerships      617      778      754      882
       Agent loans                           319      314      279      279
       Bank loans                            282      282      299      290
       Notes due from related party          275      275      275      235

   The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values of the underlying funds. The fair value of agent loans, which are reported in other investments, is based on discounted cash flow calculations that use discount rates with a spread over U.S. Treasury rates that consider the loan's credit risk and underlying collateral. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, agent loans, bank loans and notes due from related party are categorized as Level 3.

FINANCIAL LIABILITIES

                                              DECEMBER 31, 2012 DECEMBER 31, 2011
($ IN MILLIONS)                               ----------------  ----------------
                                              CARRYING   FAIR   CARRYING   FAIR
                                               VALUE     VALUE   VALUE     VALUE
                                              --------  ------- --------  -------
Contractholder funds on investment contracts  $26,984   $27,989 $30,161   $30,468
Notes due to related parties                      496       496     700       659
Liability for collateral                          561       561     263       263

   The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts are categorized as Level 3.

   The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurements for liability for collateral are categorized as Level 2. The fair value measurements for notes due to related parties are categorized as Level 3.

7. DERIVATIVE FINANCIAL INSTRUMENTS AND OFF-BALANCE SHEET FINANCIAL INSTRUMENTS

   The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations, and for asset replication. The Company does not use derivatives for speculative purposes.

   Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in its equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses interest rate swaps to hedge interest rate risk inherent in funding agreements. The Company uses foreign currency swaps and forwards primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio.

   Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

   The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

   The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

   Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2012, the Company pledged $5 million of cash and securities in the form of margin deposits.

   For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.

   Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2012.

                                                                                  ASSET DERIVATIVES
($ IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)               ----------------------------------------------------------------
                                                                                         VOLUME/(1)/
                                                                                  ------------------------
                                                                                            NUMBER    FAIR
                                                                                  NOTIONAL    OF     VALUE, GROSS   GROSS
                                                          BALANCE SHEET LOCATION   AMOUNT  CONTRACTS  NET   ASSET LIABILITY
                                                          ----------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
       Foreign currency swap agreements                      Other investments     $   16      n/a    $  2  $  2    $ --
                                                                                   ------   ------    ----  ----    ----
          Total                                                                        16      n/a       2     2      --
                                                                                   ------   ------    ----  ----    ----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
   INTEREST RATE CONTRACTS
       Interest rate swap agreements                         Other investments      5,541      n/a      19    28      (9)
       Interest rate cap and floor agreements                Other investments        372      n/a       1     1      --
       Financial futures contracts and options                 Other assets           n/a        2      --    --      --
   EQUITY AND INDEX CONTRACTS
       Options, futures and warrants /(2)/                   Other investments        146   12,400     125   125      --
       Options, futures and warrants                           Other assets           n/a      249       2     2      --
   FOREIGN CURRENCY CONTRACTS
       Foreign currency forwards                                Other investments      44      n/a      --    --      --
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Conversion options                                 Fixed income securities       5      n/a      --    --      --
       Equity-indexed call options                        Fixed income securities      90      n/a       9     9      --
       Credit default swaps                               Fixed income securities      12      n/a     (12)   --     (12)
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection              Other investments         32      n/a      (1)   --      (1)
       Credit default swaps - selling protection             Other investments        100      n/a       1     1      --
   OTHER CONTRACTS
       Other contracts                                         Other assets             4      n/a       1     1      --
                                                                                   ------   ------    ----  ----    ----
          Total                                                                     6,346   12,651     145   167     (22)
                                                                                   ------   ------    ----  ----    ----
TOTAL ASSET DERIVATIVES                                                            $6,362   12,651    $147  $169    $(22)
                                                                                   ======   ======    ====  ====    ====

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                               LIABILITY DERIVATIVES
                                                   -----------------------------------------------------------------------------
                                                                                           VOLUME /(1)/
                                                                                        ------------------
                                                                                                  NUMBER    FAIR
                                                                                        NOTIONAL    OF     VALUE, GROSS   GROSS
                                                          BALANCE SHEET LOCATION         AMOUNT  CONTRACTS  NET   ASSET LIABILITY
                                                   ------------------------------------ -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
     Foreign currency swap agreements              Other liabilities & accrued expenses $   135      n/a   $ (19)  $--    $ (19)
                                                                                        -------   ------   -----   ---    -----
        Total                                                                               135      n/a     (19)   --      (19)
                                                                                        -------   ------   -----   ---    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
 INTEREST RATE CONTRACTS
     Interest rate swap agreements                 Other liabilities & accrued expenses   1,185      n/a      16    18       (2)
     Interest rate swaption agreements             Other liabilities & accrued expenses     250      n/a      --    --       --
     Interest rate cap and floor agreements        Other liabilities & accrued expenses     429      n/a       1     1       --
     Financial futures contracts and options       Other liabilities & accrued expenses      --      357      --    --       --
 EQUITY AND INDEX CONTRACTS
     Options and futures                           Other liabilities & accrued expenses      --   12,262     (58)   --      (58)
 EMBEDDED DERIVATIVE FINANCIAL
   INSTRUMENTS
     Guaranteed accumulation benefits                      Contractholder funds             820      n/a     (86)   --      (86)
     Guaranteed withdrawal benefits                        Contractholder funds             554      n/a     (39)   --      (39)
     Equity-indexed and forward starting
       options in life and annuity product
       contracts                                           Contractholder funds           3,916      n/a    (419)   --     (419)
     Other embedded derivative financial
       instruments                                         Contractholder funds              85      n/a      (9)   --       (9)
 CREDIT DEFAULT CONTRACTS
     Credit default swaps - buying protection      Other liabilities & accrued expenses     193      n/a      (2)   --       (2)
     Credit default swaps - selling protection     Other liabilities & accrued expenses     130      n/a     (30)   --      (30)
                                                                                        -------   ------   -----   ---    -----
        Total                                                                             7,562   12,619    (626)   19     (645)
                                                                                        -------   ------   -----   ---    -----
TOTAL LIABILITY DERIVATIVES                                                               7,697   12,619    (645)  $19    $(664)
                                                                                        =======   ======   =====   ===    =====
TOTAL DERIVATIVES                                                                       $14,059   25,270   $(498)
                                                                                        =======   ======   =====

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2011.

                                                                                  ASSET DERIVATIVES
($ IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)               ----------------------------------------------------------------
                                                                                        VOLUME /(1)/
                                                                                  ------------------------
                                                                                            NUMBER    FAIR
                                                                                  NOTIONAL    OF     VALUE, GROSS   GROSS
                                                          BALANCE SHEET LOCATION   AMOUNT  CONTRACTS  NET   ASSET LIABILITY
                                                          ----------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
       Interest rate swap agreements                         Other investments    $   144      n/a   $  (8) $ --    $  (8)
       Foreign currency swap agreements                      Other investments        127      n/a      (5)    3       (8)
                                                                                  -------   ------   -----  ----    -----
          Total                                                                       271      n/a     (13)    3      (16)
                                                                                  -------   ------   -----  ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
       INTEREST RATE CONTRACTS
       Interest rate swap agreements                         Other investments      8,028      n/a     122   137      (15)
       Interest rate swaption agreements                     Other investments        500      n/a      --    --       --
       Interest rate cap and floor agreements                Other investments      1,591      n/a     (12)   --      (12)
       Financial futures contracts and options                 Other assets           n/a       40      --    --       --
   EQUITY AND INDEX CONTRACTS
       Options, futures and warrants /(2)/                   Other investments        163   15,180     104   104       --
       Options, futures and warrants                           Other assets           n/a    1,011      --    --       --
   FOREIGN CURRENCY CONTRACTS
       Foreign currency swap agreements                      Other investments         50      n/a       6     6       --
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Conversion options                                 Fixed income securities       5      n/a      --    --       --
       Equity-indexed call options                        Fixed income securities     150      n/a      11    11       --
       Credit default swaps                               Fixed income securities     170      n/a    (113)   --     (113)
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection              Other investments        110      n/a       2     4       (2)
       Credit default swaps - selling protection             Other investments         32      n/a      --    --       --
   OTHER CONTRACTS
       Other contracts                                       Other investments          5      n/a      --    --       --
       Other contracts                                         Other assets             4      n/a       1     1       --
                                                                                  -------   ------   -----  ----    -----
          Total                                                                    10,808   16,231     121   263     (142)
                                                                                  -------   ------   -----  ----    -----
TOTAL ASSET DERIVATIVES                                                           $11,079   16,231   $ 108  $266    $(158)
                                                                                  =======   ======   =====  ====    =====

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                                          LIABILITY DERIVATIVES
                                                                     -------------------------------------------------------
                                                                                                   VOLUME /(1)/
                                                                                             ------------------------
                                                                                                                 FAIR
                                                                                             NOTIONAL NUMBER OF VALUE, GROSS
                                                                     BALANCE SHEET LOCATION   AMOUNT  CONTRACTS  NET   ASSET
                                                                     ----------------------  -------- --------- ------ -----
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
       Interest rate swap agreements                                  Other liabilities &
                                                                       accrued expenses      $    28      n/a   $  (5)  $--
       Foreign currency swap agreements                               Other liabilities &
                                                                       accrued expenses           50      n/a      (7)   --
                                                                                             -------   ------   -----   ---
          Total                                                                                   78      n/a     (12)   --
                                                                                             -------   ------   -----   ---
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   INTEREST RATE CONTRACTS
       Interest rate swap agreements                                  Other liabilities &
                                                                       accrued expenses           85      n/a       8     8
       Interest rate cap and floor agreements                         Other liabilities &
                                                                       accrued expenses          914      n/a      (9)   --
   EQUITY AND INDEX CONTRACTS
          Options and futures                                         Other liabilities &
                                                                       accrued expenses           --   14,985     (49)   --
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Guaranteed accumulation benefits                                 Contractholder
                                                                             funds               917      n/a    (105)   --
       Guaranteed withdrawal benefits                                   Contractholder
                                                                             funds               613      n/a     (57)   --
       Equity-indexed and forward starting options in life and          Contractholder
         annuity product contracts                                           funds             3,996      n/a    (553)   --
       Other embedded derivative financial instruments                  Contractholder
                                                                             funds                85      n/a      (8)   --
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection                       Other liabilities &
                                                                       accrued expenses          127      n/a       5     6
       Credit default swaps - selling protection                      Other liabilities &
                                                                       accrued expenses          270      n/a     (68)    1
                                                                                             -------   ------   -----   ---
          Total                                                                                7,007   14,985    (836)   15
                                                                                             -------   ------   -----   ---
TOTAL LIABILITY DERIVATIVES                                                                    7,085   14,985    (848)  $15
                                                                                             =======   ======   =====   ===
TOTAL DERIVATIVES                                                                            $18,164   31,216   $(740)
                                                                                             =======   ======   =====

                                                                     --------



                                                                       GROSS
                                                                     LIABILITY
                                                                     ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
       Interest rate swap agreements
                                                                       $  (5)
       Foreign currency swap agreements
                                                                          (7)
                                                                       -----
          Total                                                          (12)
                                                                       -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   INTEREST RATE CONTRACTS
       Interest rate swap agreements
                                                                          --
       Interest rate cap and floor agreements
                                                                          (9)
   EQUITY AND INDEX CONTRACTS
          Options and futures
                                                                         (49)
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Guaranteed accumulation benefits
                                                                        (105)
       Guaranteed withdrawal benefits
                                                                         (57)
       Equity-indexed and forward starting options in life and
         annuity product contracts                                      (553)
       Other embedded derivative financial instruments
                                                                          (8)
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection
                                                                          (1)
       Credit default swaps - selling protection
                                                                         (69)
                                                                       -----
          Total                                                         (851)
                                                                       -----
TOTAL LIABILITY DERIVATIVES                                            $(863)
                                                                       =====
TOTAL DERIVATIVES

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31.

                                                                                    2012  2011  2010
($ IN MILLIONS)                                                                     ----  ----  ----
EFFECTIVE PORTION
(Loss) gain recognized in OCI on derivatives during the period                      $ (6) $  4  $  3
Loss recognized in OCI on derivatives during the term of the hedging relationship    (17)  (12)  (17)
(Loss) gain reclassified from AOCI into income (realized capital gains and losses)    (1)   (1)    2

   Amortization of net losses from accumulated other comprehensive income related to cash flow hedges is expected to be less than $1 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2012, 2011 or 2010.

   The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.


                                                                                         2012
($ IN MILLIONS)                                               ---------------------------------------------------------
                                                                                                            TOTAL GAIN
                                                                         REALIZED              INTEREST       (LOSS)
                                                                 NET      CAPITAL            CREDITED TO   RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS     FUNDS       DERIVATIVES
                                                              ---------- --------- -------- -------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                       $(1)      $ --      $ --        $ --          $ (1)
       Subtotal                                                   (1)        --        --          --            (1)
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                        --          2        --          --             2
   Equity and index contracts                                     --         --        --          56            56
   Embedded derivative financial instruments                      --         20        36         134           190
   Foreign currency contracts                                     --         (2)       --          --            (2)
   Credit default contracts                                       --         15        --          --            15
   Other contracts                                                --         --        --           3             3
                                                                 ---       ----      ----        ----          ----
       Subtotal                                                   --         35        36         193           264
                                                                 ---       ----      ----        ----          ----
       Total                                                     $(1)      $ 35      $ 36        $193          $263
                                                                 ===       ====      ====        ====          ====

                                                                                         2011
-                                                             ---------------------------------------------------------
                                                                                                            TOTAL GAIN
                                                                         REALIZED              INTEREST       (LOSS)
                                                                 NET      CAPITAL            CREDITED TO   RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS     FUNDS       DERIVATIVES
                                                              ---------- --------- -------- -------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                       $(2)      $  (8)    $ --        $ (5)         $ (15)
   Foreign currency and interest rate contracts                   --          --       --         (32)           (32)
                                                                 ---       -----     ----        ----          -----
       Subtotal                                                   (2)         (8)      --         (37)           (47)
                                                                 ---       -----     ----        ----          -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                        --        (151)      --          --           (151)
   Equity and index contracts                                     --          --       --          (2)            (2)
   Embedded derivative financial instruments                      --         (45)     (32)        (38)          (115)
   Credit default contracts                                       --           2       --          --              2
   Other contracts                                                --          --       --           7              7
                                                                 ---       -----     ----        ----          -----
       Subtotal                                                   --        (194)     (32)        (33)          (259)
                                                                 ---       -----     ----        ----          -----
       Total                                                     $(2)      $(202)    $(32)       $(70)         $(306)
                                                                 ===       =====     ====        ====          =====

                                                                                         2010
                                                              ---------------------------------------------------------
                                                                                                            TOTAL GAIN
                                                                         REALIZED              INTEREST       (LOSS)
                                                                 NET      CAPITAL            CREDITED TO   RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS     FUNDS       DERIVATIVES
                                                              ---------- --------- -------- -------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                      $(139)     $   9     $ --        $ 11          $(119)
   Foreign currency and interest rate contracts                    --         (2)      --         (18)           (20)
                                                                -----      -----     ----        ----          -----
       Subtotal                                                  (139)         7       --          (7)          (139)
                                                                -----      -----     ----        ----          -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                         --       (138)      --          --           (138)
   Equity and index contracts                                      --         --       --         113            113
   Embedded derivative financial instruments                       --          8      (28)         34             14
   Foreign currency contracts                                      --          4       --          --              4
   Credit default contracts                                        --         (6)      --          --             (6)
   Other contracts                                                 --         --       --           3              3
                                                                -----      -----     ----        ----          -----
       Subtotal                                                    --       (132)     (28)        150            (10)
                                                                -----      -----     ----        ----          -----
       Total                                                    $(139)     $(125)    $(28)       $143          $(149)
                                                                =====      =====     ====        ====          =====

   The following table provides a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
($ IN MILLIONS)                            -------------------------  -------------------------
                                                          FOREIGN
                                           INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED IN     RATE      INTEREST RATE  CONTRACTHOLDER
NET INCOME ON DERIVATIVES                  CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
----------------------------------------   ---------   -------------  -------------- -----------
2012
Net investment income                        $  3          $ --            $ --         $ (3)
                                             ----          ----            ----         ----
   Total                                     $  3          $ --            $ --         $ (3)
                                             ====          ====            ====         ====
2011
Interest credited to contractholder funds    $ (7)         $(34)           $ 41         $ --
Net investment income                          26            --              --          (26)
Realized capital gains and losses              (8)           --              --           --
                                             ----          ----            ----         ----
   Total                                     $ 11          $(34)           $ 41         $(26)
                                             ====          ====            ====         ====
2010
Interest credited to contractholder funds    $ --          $(48)           $ 48         $ --
Net investment income                         (33)           --              --           33
Realized capital gains and losses               9            (2)             --           --
                                             ----          ----            ----         ----
   Total                                     $(24)         $(50)           $ 48         $ 33
                                             ====          ====            ====         ====

   The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2012, counterparties pledged $23 million in cash and securities to the Company, and the Company pledged $25 million in securities to counterparties all of which is collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

   Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

   The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

                                        2012                                                    2011
($ IN MILLIONS)  ---------------------------------------------------    -----------------------------------------------------
                 NUMBER OF                                EXPOSURE,       NUMBER                                   EXPOSURE,
                 COUNTER-   NOTIONAL       CREDIT          NET OF       OF COUNTER-  NOTIONAL       CREDIT          NET OF
RATING /(1)/      PARTIES  AMOUNT /(2)/ EXPOSURE /(2)/ COLLATERAL /(2)/   PARTIES   AMOUNT /(2)/ EXPOSURE /(2)/ COLLATERAL /(2)/
-----------      --------- -----------  -------------  ---------------  ----------- -----------  -------------  ---------------
    AA-             --       $   --         $ --            $ --             1        $    25        $  1             $ 1
    A+               1           19           --              --             3          2,936          24               4
    A                3        2,252           12              --             2          3,913          14              --
    A-               2          311            1               1             2          3,815          25              --
    BBB+             1        3,617           11              --             2             57          41              41
                    --       ------         ----            ----            --        -------        ----             ---
    Total            7       $6,199         $ 24            $  1            10        $10,746        $105             $46
                    ==       ======         ====            ====            ==        =======        ====             ===

--------
/(1)/Rating is the lower of S&P or Moody's ratings.
/(2)/Only OTC derivatives with a net positive fair value are included for each counterparty.

   Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

   Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by either Moody's or S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by either Moody's or S&P.

   The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

                                                                                       2012  2011
($ IN MILLIONS)                                                                        ----  ----
Gross liability fair value of contracts containing credit-risk-contingent features     $ 62  $133
Gross asset fair value of contracts containing credit-risk-contingent features and
  subject to MNAs                                                                       (28)  (60)
Collateral posted under MNAs for contracts containing credit-risk-contingent features   (25)  (72)
                                                                                       ----  ----
Maximum amount of additional exposure for contracts with credit-risk-contingent
  features if all features were triggered concurrently                                 $  9  $  1
                                                                                       ====  ====

CREDIT DERIVATIVES - SELLING PROTECTION

   Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

                                                           NOTIONAL AMOUNT
($ IN MILLIONS)                                    ------------------------------
                                                                BB AND       FAIR
                                                   AA   A   BBB LOWER  TOTAL VALUE
                                                   --- ---- --- ------ ----- -----
DECEMBER 31, 2012
SINGLE NAME
       Investment grade corporate debt /(1)/       $-- $  5 $--  $--   $  5  $ --
       Municipal                                    25   --  --   --     25    (3)
                                                   --- ---- ---  ---   ----  ----
          Subtotal                                  25    5  --   --     30    (3)
BASKETS
   FIRST-TO-DEFAULT
       Municipal                                    --  100  --   --    100   (26)
                                                   --- ---- ---  ---   ----  ----
          Subtotal                                  --  100  --   --    100   (26)
INDEX
       Investment grade corporate debt /(1)/         1   26  68    5    100    --
                                                   --- ---- ---  ---   ----  ----
TOTAL                                              $26 $131 $68  $ 5   $230  $(29)
                                                   === ==== ===  ===   ====  ====

DECEMBER 31, 2011
SINGLE NAME
       Investment grade corporate debt /(1)/       $40 $ 45 $15  $10   $110  $ (1)
       High yield debt                              --   --  --    2      2    --
       Municipal                                    25   --  --   --     25    (5)
                                                   --- ---- ---  ---   ----  ----
       Subtotal                                     65   45  15   12    137    (6)
BASKETS
   TRANCHE
       Investment grade corporate debt /(1)/        --   --  --   65     65   (29)
   FIRST-TO-DEFAULT
       Municipal                                    --  100  --   --    100   (33)
                                                   --- ---- ---  ---   ----  ----
          Subtotal                                  --  100  --   65    165   (62)
                                                   --- ---- ---  ---   ----  ----
TOTAL                                              $65 $145 $15  $77   $302  $(68)
                                                   === ==== ===  ===   ====  ====

--------
/(1)/Investment grade corporate debt categorization is based on the rating of the underlying name(s) at initial purchase.

   In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally
125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

   The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

   In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

OFF-BALANCE SHEET FINANCIAL INSTRUMENTS

   The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

                                                               2012 2011
       ($ IN MILLIONS)                                         ---- ----
       Commitments to invest in limited partnership interests  $947 $797
       Commitments to extend mortgage loans                      67   72
       Private placement commitments                              6   30
       Other loan commitments                                     7   24

   In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

   Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

   Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is $1 million as of December 31, 2012, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

   Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

   Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

   As of December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                  2012    2011
($ IN MILLIONS)                                                  ------- -------
Immediate fixed annuities:
   Structured settlement annuities                               $ 7,274 $ 7,075
   Other immediate fixed annuities                                 2,382   2,346
Traditional life insurance                                         2,899   2,805
Accident and health insurance                                      1,448   1,322
Other                                                                114     118
                                                                 ------- -------
       Total reserve for life-contingent contract benefits       $14,117 $13,666
                                                                 ======= =======

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

        PRODUCT                  MORTALITY               INTEREST RATE           ESTIMATION METHOD
------------------------  ------------------------  ------------------------  ------------------------

Structured settlement     U.S. population with      Interest rate             Present value of
annuities                 projected calendar year   assumptions range from    contractually specified
                          improvements; mortality   1.3% to 9.2%              future benefits
                          rates adjusted for each
                          impaired life based on
                          reduction in life
                          expectancy

Other immediate fixed     1983 group annuity        Interest rate             Present value of
annuities                 mortality table with      assumptions range from    expected future benefits
                          internal modifications;   0.1% to 11.5%             based on historical
                          1983 individual annuity                             experience
                          mortality table; Annuity
                          2000 mortality table
                          with internal
                          modifications; Annuity
                          2000 mortality table;
                          1983 individual annuity
                          mortality table with
                          internal modifications

Traditional life          Actual company            Interest rate             Net level premium
insurance                 experience plus loading   assumptions range from    reserve method using the
                                                    4.0% to 11.3%             Company's withdrawal
                                                                              experience rates;
                                                                              includes reserves for
                                                                              unpaid claims

Accident and health       Actual company            Interest rate             Unearned premium;
insurance                 experience plus loading   assumptions range from    additional contract
                                                    3.0% to 6.0%              reserves for mortality
                                                                              risk and unpaid claims

Other:                    Annuity 2000 mortality    Interest rate             Projected benefit ratio
Variable annuity          table with internal       assumptions range from    applied to cumulative
guaranteed minimum death  modifications             4.0% to 5.8%              assessments
benefits/(1)/

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

   To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $771 million and $594 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2012 and 2011, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

   As of December 31, contractholder funds consist of the following:

                                                          2012    2011
       ($ IN MILLIONS)                                   ------- -------
       Interest-sensitive life insurance                 $10,356 $10,195
       Investment contracts:
          Fixed annuities                                 25,851  29,017
          Funding agreements backing medium-term notes     1,867   1,929
          Other investment contracts                         560     528
                                                         ------- -------
              Total contractholder funds                 $38,634 $41,669
                                                         ======= =======

   The following table highlights the key contract provisions relating to contractholder funds:

           PRODUCT                            INTEREST RATE                         WITHDRAWAL/SURRENDER CHARGES
-----------------------------  --------------------------------------------- --------------------------------------------

Interest-sensitive life        Interest rates credited range from 0% to      Either a percentage of account balance or
insurance                      11.0% for equity-indexed life (whose          dollar amount grading off generally over
                               returns are indexed to the S&P 500) and       20 years
                               1.0% to 6.0% for all other products

Fixed annuities                Interest rates credited range from 0% to      Either a declining or a level percentage
                               9.8% for immediate annuities; (8.0)% to       charge generally over ten years or less.
                               13.5% for equity-indexed annuities            Additionally, approximately 24.3% of
                               (whose returns are indexed to the S&P         fixed annuities are subject to market value
                               500); and 0.1% to 6.3% for all other          adjustment for discretionary withdrawals
                               products

Funding agreements backing     Interest rates credited range from 3.0% to    Not applicable
medium-term notes              5.4% (excluding currency-swapped
                               medium-term notes)

Other investment contracts:    Interest rates used in establishing reserves  Withdrawal and surrender charges are
Guaranteed minimum income,     range from 1.7% to 10.3%                      based on the terms of the related interest-
accumulation and withdrawal                                                  sensitive life insurance or fixed annuity
benefits on variable/                                                        contract
(1)/ and fixed annuities and
secondary guarantees on
interest-sensitive life
insurance and fixed annuities

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

   Contractholder funds activity for the years ended December 31 is as follows:

                                                           2012     2011
      ($ IN MILLIONS)                                    -------  -------
      Balance, beginning of year                         $41,669  $46,458
      Deposits                                             2,180    1,869
      Interest credited                                    1,296    1,592
      Benefits                                            (1,454)  (1,454)
      Surrenders and partial withdrawals                  (3,969)  (4,908)
      Maturities of and interest payments on
        institutional products                              (138)    (867)
      Contract charges                                      (995)    (962)
      Net transfers from separate accounts                    11       12
      Fair value hedge adjustments for institutional
        products                                              --      (34)
      Other adjustments                                       34      (37)
                                                         -------  -------
      Balance, end of year                               $38,634  $41,669
                                                         =======  =======

   The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $5.23 billion and $5.54 billion of equity, fixed income and balanced mutual funds and $721 million and $837 million of money market mutual funds as of December 31, 2012 and 2011, respectively.

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                              DECEMBER 31,
($ IN MILLIONS)                                                            -------------------
                                                                             2012      2011
                                                                           --------- ---------
In the event of death
   Separate account value                                                  $   5,947 $   6,372
   Net amount at risk /(1)/                                                $   1,044 $   1,502
   Average attained age of contractholders                                  67 years  66 years
At annuitization (includes income benefit guarantees)
   Separate account value                                                  $   1,416 $   1,489
   Net amount at risk /(2)/                                                $     418 $     574
   Weighted average waiting period until annuitization options available        None    1 year
For cumulative periodic withdrawals
   Separate account value                                                  $     532 $     587
   Net amount at risk /(3)/                                                $      16 $      27
Accumulation at specified dates
   Separate account value                                                  $     811 $     906
   Net amount at risk /(4)/                                                $      50 $      78
   Weighted average waiting period until guarantee date                      6 years   6 years

--------
/(1)/Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

/(2)/Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

/(3)/Defined as the estimated current guaranteed minimum withdrawal balance
    (initial deposit) in excess of the current account balance as of the balance sheet date.

/(4)/Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

   Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

   Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

   The following table summarizes the liabilities for guarantees:

                                                                      LIABILITY FOR
                                       LIABILITY FOR                   GUARANTEES
                                         GUARANTEES     LIABILITY FOR  RELATED TO
                                      RELATED TO DEATH   GUARANTEES   ACCUMULATION
                                        BENEFITS AND     RELATED TO        AND
                                     INTEREST-SENSITIVE    INCOME      WITHDRAWAL
                                       LIFE PRODUCTS      BENEFITS      BENEFITS    TOTAL
($ IN MILLIONS)                      ------------------ ------------- ------------- -----
Balance, December 31, 2011 /(1)/            $289            $191          $164      $644
   Less reinsurance recoverables             116             175           162       453
                                            ----            ----          ----      ----
Net balance as of December 31, 2011          173              16             2       191
Incurred guarantee benefits                   25              (1)            2        26
Paid guarantee benefits                       (2)             --            --        (2)
                                            ----            ----          ----      ----
   Net change                                 23              (1)            2        24
Net balance as of December 31, 2012          196              15             4       215
   Plus reinsurance recoverables             113             220           125       458
                                            ----            ----          ----      ----
Balance, December 31, 2012 /(2)/            $309            $235          $129      $673
                                            ====            ====          ====      ====
Balance, December 31, 2010 /(3)/            $236            $227          $136      $599
   Less reinsurance recoverables              93             210           135       438
                                            ----            ----          ----      ----
Net balance as of December 31, 2010          143              17             1       161
Incurred guarantee benefits                   30              (1)            1        30
Paid guarantee benefits                       --              --            --        --
                                            ----            ----          ----      ----
   Net change                                 30              (1)            1        30
Net balance as of December 31, 2011          173              16             2       191
   Plus reinsurance recoverables             116             175           162       453
                                            ----            ----          ----      ----
Balance, December 31, 2011 /(1)/            $289            $191          $164      $644
                                            ====            ====          ====      ====

--------
/(1)/Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $116 million, variable annuity income benefits of $175 million, variable annuity accumulation benefits of $105 million, variable annuity withdrawal benefits of $57 million and other guarantees of $191 million.

/(2)/Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $112 million, variable annuity income benefits of $221 million, variable annuity accumulation benefits of $86 million, variable annuity withdrawal benefits of $39 million and other guarantees of $215 million.

/(3)/Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $211 million, variable annuity accumulation benefits of $88 million, variable annuity withdrawal benefits of $47 million and other guarantees of $168 million.

9. REINSURANCE

   The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts.

   For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

             PERIOD                                        RETENTION LIMITS
--------------------------------- --------------------------------------------------------------------

April 2011 through current        Single life: $5 million per life, $3 million age 70 and over, and
                                  $10 million for contracts that meet specific criteria
                                  Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011      $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria

September 1998 through June 2007  $2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met

August 1998 and prior             Up to $1 million per life

   In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.69 billion and $1.68 billion as of December 31, 2012 and 2011, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2012, premiums and contract charges of $128 million, contract benefits of $91 million, interest credited to contractholder funds of $23 million, and operating costs and expenses of $25 million were ceded to Prudential. In 2011, premiums and contract charges of $152 million, contract benefits of $121 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $27 million were ceded to Prudential. In 2010, premiums and contract charges of $171 million, contract benefits of $152 million, interest credited to contractholder funds of $29 million, and operating costs and expenses of $31 million were ceded to Prudential. In addition, as of December 31, 2012 and 2011 the Company had reinsurance recoverables of $160 million and $165 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

   As of December 31, 2012, the gross life insurance in force was $533.65 billion of which $208.97 billion was ceded to the unaffiliated reinsurers.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                                     2012    2011    2010
    ($ IN MILLIONS)                                 ------  ------  ------
    Direct                                          $2,121  $2,229  $2,230
    Assumed
       Affiliate                                       115     113     107
       Non-affiliate                                    40      20      22
    Ceded-non-affiliate                               (654)   (730)   (776)
                                                    ------  ------  ------
           Premiums and contract charges, net
             of reinsurance                         $1,622  $1,632  $1,583
                                                    ======  ======  ======

The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

                                                       2012    2011    2010
   ($ IN MILLIONS)                                    ------  ------  ------
   Direct                                             $2,051  $2,036  $2,075
   Assumed
      Affiliate                                           80      78      72
      Non-affiliate                                       34      19      22
   Ceded-non-affiliate                                  (644)   (631)   (673)
                                                      ------  ------  ------
          Contract benefits, net of reinsurance       $1,521  $1,502  $1,496
                                                      ======  ======  ======

   The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

                                                                            2012    2011    2010
($ IN MILLIONS)                                                            ------  ------  ------
Direct                                                                     $1,288  $1,614  $1,774
Assumed
   Affiliate                                                                   10      10      10
   Non-affiliate                                                               19      11      12
Ceded-non-affiliate                                                           (28)    (27)    (32)
                                                                           ------  ------  ------
       Interest credited to contractholder funds, net of reinsurance       $1,289  $1,608  $1,764
                                                                           ======  ======  ======

   Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

                                               2012   2011
                    ($ IN MILLIONS)           ------ ------
                    Annuities                 $1,831 $1,827
                    Life insurance             1,606  1,595
                    Long-term care insurance   1,049    949
                    Other                         84     86
                                              ------ ------
                       Total                  $4,570 $4,457
                                              ====== ======

   As of December 31, 2012 and 2011, approximately 95% and 94%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10. DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

   Deferred policy acquisition costs for the years ended December 31 are as follows:

                                                 2012    2011    2010
         ($ IN MILLIONS)                        ------  ------  ------
         Balance, beginning of year             $2,165  $2,526  $3,073
         Acquisition costs deferred                262     241     304
         Amortization charged to income           (324)   (430)   (220)
         Effect of unrealized gains and losses    (269)   (172)   (631)
                                                ------  ------  ------
         Balance, end of year                   $1,834  $2,165  $2,526
                                                ======  ======  ======

   DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

                                                   2012  2011  2010
            ($ IN MILLIONS)                        ----  ----  ----
            Balance, beginning of year             $ 41  $ 86  $195
            Sales inducements deferred               22     7    14
            Amortization charged to income          (14)  (23)  (27)
            Effect of unrealized gains and losses    (8)  (29)  (96)
                                                   ----  ----  ----
            Balance, end of year                   $ 41  $ 41  $ 86
                                                   ====  ====  ====

11. GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2012 and 2011, the liability balance included in other liabilities and accrued expenses was $40 million and $41 million, respectively. The related premium tax offsets included in other assets were $32 million and $34 million as of December 31, 2012 and 2011, respectively.

   Executive Life Insurance Company of New York ("ELNY") has been under the jurisdiction of the New York Liquidation Bureau (the "Bureau") as part of a 1992 court-ordered rehabilitation plan. ELNY continues to fully pay annuity benefits when due. The Superintendent of Insurance of the State of New York in conjunction with the New

York Attorney General filed a proposed formal plan of liquidation on September 1, 2011 and a court order approving the plan, as amended, was entered on April 16, 2012. On May 30, 2012, an attorney representing a number of ELNY payees filed a notice, appealing the ELNY Order of Liquidation. On February 6, 2013, the New York Appellate Division issued its order on that appeal and affirmed the lower court's order of liquidation. The attorney representing those payees has indicated that he will appeal this most recent decision. Assessments will not begin until the completion of the appeals process. The current publicly available estimated shortfall from the Bureau is $1.57 billion. New York law currently contains an aggregate limit on insurer assessments by the guaranty fund, the Life Insurance Corporation of New York, of $558 million, of which approximately $40 million has been used. The Company's three-year average market share for New York as of December 31, 2010, based on assessable premiums, was approximately 1.8%.

   As of December 31, 2012, the accrued liability for the Company's estimated aggregate exposure is $10 million, net of state related taxes, which includes $16 million pre-tax for guaranty fund assessments and $3 million pre-tax for participation in an industry sponsored plan to supplement certain ELNY policyholders. The ultimate cost will depend on the approved court ordered liquidation plan, the level of guaranty fund system participation and the realization of tax benefits. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future state related taxes.

GUARANTEES

   The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $4 million as of December 31, 2012. The obligations associated with these fixed income securities expire at various dates on or before March 11, 2018.

   Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2012.

REGULATION AND COMPLIANCE

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.

12. INCOME TAXES

   ALIC and its subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2009 and 2010 federal income tax returns. The IRS has completed its examinations of the Allstate Group's federal income tax returns for 2005-2006 and 2007-2008 and the cases are under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2012 or 2011, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                                                     2012     2011
           ($ IN MILLIONS)                         -------  -------
           DEFERRED ASSETS
           Difference in tax bases of investments  $    53  $   146
           Deferred reinsurance gain                    27       31
           Other assets                                  1       11
              Total deferred assets                     81      188
           DEFERRED LIABILITIES
           Unrealized net capital gains               (883)    (440)
           DAC                                        (444)    (427)
           Life and annuity reserves                  (193)     (56)
           Other liabilities                           (85)     (86)
                                                   -------  -------
              Total deferred liabilities            (1,605)  (1,009)
                                                   -------  -------
                  Net deferred liability           $(1,524) $  (821)
                                                   =======  =======

   Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized. There was no valuation allowance for deferred tax assets as of December 31, 2012 or 2011.

   The components of income tax expense (benefit) for the years ended December 31 are as follows:

                                                 2012  2011  2010
             ($ IN MILLIONS)                     ----  ---- -----
             Current                             $(82) $ 29 $(199)
             Deferred                             261   196   154
                                                 ----  ---- -----
             Total income tax expense (benefit)  $179  $225 $ (45)
                                                 ====  ==== =====

   The Company received refunds of $58 million and $629 million in 2012 and 2010, respectively, and paid income taxes of $72 million in 2011. The Company had a current income tax receivable of $77 million and $53 million as of December 31, 2012 and 2011, respectively.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                          2012   2011   2010
                                                         -----  -----  -----
  Statutory federal income tax rate - expense (benefit)  35.0 % 35.0 % (35.0)%
  Tax credits                                             (3.8)  (1.4)  (2.2)
  Dividends received deduction                            (1.4)  (1.2) (13.1)
  State income taxes                                        --    0.3   (2.1)
  Other                                                   (0.2)  (0.2)  (0.2)
                                                         -----  -----  -----
     Effective income tax rate - expense (benefit)       29.6 % 32.5 % (52.6)%
                                                         =====  =====  =====

13. CAPITAL STRUCTURE

DEBT OUTSTANDING

   All of the Company's outstanding debt as of December 31, 2012 and 2011 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4. The Company paid $48 million, $97 million and $16 million of interest on debt in 2012, 2011 and 2010, respectively.

14. STATUTORY FINANCIAL INFORMATION AND DIVIDEND LIMITATIONS

   ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net income (loss) of ALIC and its insurance subsidiaries was $382 million, $(83) million and $(456) million in 2012, 2011 and 2010, respectively. Statutory capital and surplus was $3.38 billion and $3.46 billion as of December 31, 2012 and 2011, respectively.

DIVIDEND LIMITATIONS

    The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance ("IL DOI") is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned surplus, which is the portion of statutory capital and surplus out of which dividends can be paid. During 2013, ALIC will not be able to pay dividends without prior IL DOI approval since it does not have unassigned surplus. As of December 31, 2012, ALIC's unassigned surplus reflected a deficit position of $62 million. All state insurance regulators have adopted RBC requirements developed by the NAIC. Maintaining statutory capital and surplus at a level in excess of the company action level allows the insurance company to avoid RBC regulatory action. ALIC's total statutory capital and surplus exceeds its company action level RBC as of December 31, 2012.

INTERCOMPANY TRANSACTIONS

   Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

15. BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

   Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $36 million, $22 million and $32 million in 2012, 2011 and 2010, respectively.

   The Corporation provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). The cost allocated to the Company for postretirement benefits other than pension plans was $91 thousand and $1 million in 2012 and 2010, respectively, and the credit allocated to the Company was $1 million in 2011.

   The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.

ALLSTATE 401(K) SAVINGS PLAN

   Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $6 million, $5 million and $4 million in 2012, 2011 and 2010, respectively.

16. OTHER COMPREHENSIVE INCOME

   The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                           2012                     2011                     2010
($ IN MILLIONS)                                  -----------------------  -----------------------  -----------------------
                                                 PRE-TAX  TAX   AFTER-TAX PRE-TAX  TAX   AFTER-TAX PRE-TAX  TAX   AFTER-TAX
                                                 ------- -----  --------- ------- -----  --------- ------- -----  ---------
Unrealized net holding gains arising during the
  period, net of related offsets                 $1,180  $(414)   $766    $1,001  $(350)   $651    $1,819  $(638)  $1,181
Less: reclassification adjustment of realized
  capital gains and losses                          (84)    29     (55)      579   (203)    376      (349)   122     (227)
                                                 ------  -----    ----    ------  -----    ----    ------  -----   ------
Unrealized net capital gains and losses           1,264   (443)    821       422   (147)    275     2,168   (760)   1,408
Unrealized foreign currency translation
  adjustments                                        --     --      --        (2)     1      (1)       --     --       --
                                                 ------  -----    ----    ------  -----    ----    ------  -----   ------
Other comprehensive income                       $1,264  $(443)   $821    $  420  $(146)   $274    $2,168  $(760)  $1,408
                                                 ======  =====    ====    ======  =====    ====    ======  =====   ======

17. QUARTERLY RESULTS (UNAUDITED)

                      FIRST QUARTER SECOND QUARTER THIRD QUARTER FOURTH QUARTER
     ($ IN MILLIONS)  ------------- -------------  ------------- -------------
                       2012   2011   2012    2011  2012   2011    2012    2011
                      ------ ------ ------  ------ ----  ------  ------  ------
       Revenues       $1,052 $1,125 $1,065  $1,141 $970  $1,279  $1,116  $1,114
       Net income         83     91     98     135  103     160     142      83

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, IL 60062

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2012 and 2011, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2012. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2013

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2012

                                                                                              AMOUNT
                                                                                             AT WHICH
                                                                                             SHOWN IN
                                                                             COST/             THE
                                                                           AMORTIZED  FAIR   BALANCE
                                                                             COST     VALUE   SHEET
($ IN MILLIONS)                                                            --------- ------- --------
Type of investment
Fixed maturities:
   Bonds:
       United States government, government agencies and authorities        $ 2,137  $ 2,379 $  2,379
       States, municipalities and political subdivisions                      4,153    4,704    4,704
       Foreign governments                                                    1,017    1,180    1,180
       Public utilities                                                       6,175    6,934    6,934
       Convertibles and bonds with warrants attached                            401      358      358
       All other corporate bonds                                             22,172   24,239   24,239
   Asset-backed securities                                                    1,921    1,865    1,865
   Residential mortgage-backed securities                                     1,778    1,791    1,791
   Commercial mortgage-backed securities                                      1,425    1,408    1,408
   Redeemable preferred stocks                                                   15       18       18
                                                                            -------  ------- --------
       Total fixed maturities                                                41,194  $44,876   44,876
                                                                                     =======
Equity securities:
   Common stocks:
       Industrial, miscellaneous and all other                                  310  $   345      345
                                                                                     =======
Mortgage loans on real estate                                                 5,943  $ 6,223    5,943
                                                                                     =======
Real estate (includes $34 acquired in satisfaction of debt)                      62                62
Policy loans                                                                    836               836
Derivative instruments                                                          127  $   129      129
                                                                                     =======
Limited partnership interests                                                 1,924             1,924
Other long-term investments                                                     876               876
Short-term investments                                                          875  $   875      875
                                                                            -------  ======= --------
       Total investments                                                    $52,147          $ 55,866
                                                                            =======          ========

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE

                                                                                  PERCENTAGE
                                                 CEDED TO      ASSUMED            OF AMOUNT
                                      GROSS       OTHER       FROM OTHER   NET     ASSUMED
                                      AMOUNT  COMPANIES /(1)/ COMPANIES   AMOUNT    TO NET
($ IN MILLIONS)                      -------- --------------  ---------- -------- ----------
YEAR ENDED DECEMBER 31, 2012
Life insurance in force              $505,436    $208,967      $28,211   $324,680     8.7%
                                     --------    --------      -------   --------
Premiums and contract charges:
   Life insurance                    $  1,978    $    550      $    95   $  1,523     6.2%
   Accident and health insurance          143         104           60         99    60.6%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,121    $    654      $   155   $  1,622     9.6%
                                     ========    ========      =======   ========
YEAR ENDED DECEMBER 31, 2011
Life insurance in force              $504,176    $221,372      $22,108   $304,912     7.3%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,072    $    610      $    72   $  1,534     4.7%
   Accident and health insurance          157         120           61         98    62.2%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,229    $    730      $   133   $  1,632     8.1%
                                     ========    ========      =======   ========
YEAR ENDED DECEMBER 31, 2010
Life insurance in force              $507,645    $237,626      $22,879   $292,898     7.8%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,063    $    647      $    71   $  1,487     4.8%
   Accident and health insurance          167         129           58         96    60.4%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,230    $    776      $   129   $  1,583     8.1%
                                     ========    ========      =======   ========

--------
/(1)/No reinsurance or coinsurance income was netted against premiums ceded in 2012, 2011 or 2010.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
           SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

                                                                ADDITIONS
($ IN MILLIONS)                                             ------------------
                                                   BALANCE  CHARGED                       BALANCE
                                                    AS OF   TO COSTS                       AS OF
                                                  BEGINNING   AND      OTHER              END OF
DESCRIPTION                                       OF PERIOD EXPENSES ADDITIONS DEDUCTIONS PERIOD
-----------                                       --------- -------- --------- ---------- -------

YEAR ENDED DECEMBER 31, 2012

Allowance for estimated losses on mortgage loans     $63      $(5)     $ --       $16       $42

YEAR ENDED DECEMBER 31, 2011

Allowance for estimated losses on mortgage loans     $84      $33      $ --       $54       $63

YEAR ENDED DECEMBER 31, 2010

Allowance for estimated losses on mortgage loans     $94      $65      $ --       $75       $84

                                     PART C
                               OTHER INFORMATION

Item 24.Financial Statements and Exhibits

 (a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company ("Allstate Life" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-accounts ("Separate Account") are filed herewith in Part B of this Registration Statement.

 (b) Exhibits

Exhibit
Number  Description
------- ----------------------------------------------------------------------

    1. Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I. (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

    2.   Not Applicable.

   3(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

   3(b) Form of Selling Agreement. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

   4(a) Form of Individual Flexible Premium Deferred Variable Annuity. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(b) Form of Schedule - L Series. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(c) Form of Schedule - X Series. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(d) Form of Longevity Credit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(e) Form of Medically Related Surrender Provision Endorsement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(f) Form of Enhanced Dollar Cost Averaging Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(g) Form of Enhanced Dollar Cost Averaging Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(h) Form of Periodic Value Death Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(i) Form of Periodic Value Death Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(j) Form of Combination Roll-Up Value And Periodic Value Death Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(k) Form of Combination Roll-Up Value And Periodic Value Death Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(l) Form of Guaranteed Minimum Income Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(m) Form of Guaranteed Minimum Income Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(n) Form of TrueIncome Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(o) Form of TrueIncome Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No.
       333-141909) dated April 5, 2007.

4(p) Form of TrueIncome - Spousal Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(q)   Form of TrueIncome - Spousal Benefit Schedule Supplement.
       Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(r) Form of TrueIncome - Highest Daily Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(s) Form of TrueIncome - Highest Daily Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(t) Form of Individual Retirement Annuity Endorsement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(u)   Form of Roth Individual Retirement Annuity Endorsement.
       Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(v) Form of TrueIncome - Highest Daily Benefit Rider (enhanced). Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated September 28, 2007.

4(w)   Form of TrueAccumulation - Highest Daily Benefit Rider.
       Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(x)   Form of TrueAccumulation - Highest Daily Benefit Schedule
       Supplement. Incorporated herein by reference to Form N-4
       Registration Statement (File No. 333-141909) dated February 12,
       2008.

4(y) Form of TrueIncome - Highest Daily 7 Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(z) Form of TrueIncome - Highest Daily 7 Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(aa) TrueIncome - Highest Daily Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated March 1, 2010.

4(ab) TrueIncome - Highest Daily 7 Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated March 1, 2010.

4(ac) TrueAccumulation - Highest Daily Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated November 13, 2009.

4(ad) TrueAccumulation - Highest Daily Benefit Schedule Supplement (A-SCH-HDGROCAP(11/09)((8/10)). Incorporated herein by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated August 3, 2010.

 5. Form of Application for Allstate RetirementAccess Variable Annuity contract. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

6(a) Articles of Incorporation of Allstate Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

6(b) Amended and Restated By-laws of Allstate Life Insurance Company. (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007.)

 7. Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

8(a) Participation Agreement among Allstate Life Insurance Company, Advanced Series Trust, AST Investment Services, Inc. and Prudential Investments LLC. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

8(b) Participation Agreement among Allstate Life Insurance Company, ProFunds, and ProFund Advisors LLC. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 25, 2008.

8(c) Participation Agreement between Allstate Life Insurance Company and Franklin Templeton Variable Insurance Products Trust. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 25, 2008.

9(a)  Opinion and Consent of Michael J. Velotta, Senior Vice President,
      Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. Incorporated herein by reference to Form N-4 Registration Statement (File No.
      333-141909) dated February 12, 2008.

 (b)  Opinion and Consent of Susan L. Lees, Senior Vice President, General
      Counsel and Secretary of Allstate Life Insurance Company regarding the legality of the securities being registered. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated
      February 26, 2009.

10.   Consent of independent registered public accounting firm. Filed herewith.

11.   Not Applicable.

12.   Not Applicable.

13.   Powers of Attorney for David A. Bird, Anurag Chandra, Don Civgin, Angela
      K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Jesse E. Merten,
      Samuel J. Pilch, John C. Pintozzi, Steven E. Shebik, Thomas J. Wilson, and Matthew E. Winter. Filed herewith.

Item 25.Directors and Officers of the Depositor

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
David A. Bird                           Director and Senior Vice President

Anurag Chandra                          Director and Executive Vice President

Don Civgin                              Director, President and Chief
                                        Executive Officer

Judith P. Greffin                       Director, Executive Vice President and
                                        Chief Investment Officer

Angela K. Fontana                       Director, Vice President, General
                                        Counsel and Secretary

Jesse E. Merten                         Director, Senior Vice President and
                                        Chief Financial Officer

Samuel H. Pilch                         Director, Senior Group Vice President
                                        and Controller

John C. Pintozzi                        Director

Steven E. Shebik                        Director

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director

Wilford J. Kavanaugh                    Director and Senior Vice President

P. Kelly Noll                           Senior Vice President and Chief
                                        Privacy Officer

Gregory J. Guidos                       Senior Vice President

D. Scott Harper                         Senior Vice President and Assistent
                                        Treasurer

Harry R. Miller                         Senior Vice President and Chief Risk
                                        Officer

Jeffrey J. McRae                        Senior Vice President and Assistant
                                        Treasurer

Mario Rizzo                             Senior Vice President and Treasurer

Mary J. McGinn                          Senior Vice President and Assistant
                                        Secretary

William B. Borst                        Vice President

Errol Cramer                            Vice President and Appointed Actuary

Lawrence W. Dahl                        Vice President

Randal DeCoursey                        Vice President

Sarah R. Donahue                        Vice President

Michael S. Downing                      Vice President

Lisa J. Flanary                         Vice President

Maribel V. Gerstner                     Vice President

Keith A. Hauschildt                     Vice President

Atif J. Ijaz                            Vice President

Mario Imbarrato                         Vice President

J. Wayne Kullman                        Vice President

P. John Rugel                           Vice President

Mary C. Springberg                      Vice President

Robert E. Transon                       Vice President

Elliot A. Stultz                        Assistant Secretary

Paul N. Kierig                          Assistant Secretary

Jennifer M. Hager                       Assistant Secretary

 The principal business address of Mr. Bird is 1776 American Heritage Drive, Jacksonville, Florida 32224.

 The principal business address of Mr. Dahl is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

Item 26.Persons Controlled By or Under Common Control With Depositor or
        Registrant

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 20, 2013 (File #001-11840).

Item 27.Number of Contract Owners

As of February 28, 2013, there were 504 Qualified contract owners and 297 Non-Qualified contract owners.

Item 28.Indemnification

 The by-laws of Allstate Life provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

 Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29A.Relationship of Principal Underwriter to Other Investment Companies

 Allstate Distributors, LLC ("Allstate Distributors") serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I

   Allstate Life of New York Separate Account A

Item 29B.Principal Underwriter

 The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 --------------------------------------  --------------------------------------

 Wilford J. Kavanaugh                    Manager and Chairman of the Board

 Lisa J. Flanary                         Manager and President

 Angela K. Fontana                       Manager and Assistant Secretary

 Richard Eells                           Senior Vice President

 Stanley G. Shelley                      Senior Vice President

 Mark Sutton                             Senior Vice President

 P. Kelly Noll                           Senior Vice President and Chief
                                         Privacy Officer

 Marian Goll                             Vice President and Treasurer

 Sarah R. Donahue                        Vice President

 Maribel V. Gerstner                     Manager and Vice President

 D. Scott Harper                         Senior Vice President and Assistant
                                         Treasurer

 Jeffrey J. McRae                        Senior Vice President and Assistant
                                         Treasurer

 Allen R. Reed                           Vice President, General Counsel and
                                         Secretary

 Mario Rizzo                             Senior Vice President and Assistant
                                         Treasurer

 Dana Goldstein                          Chief Compliance Officer

 Mary J. McGinn                          Assistant Secretary

 * The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

Item 29C.Compensation of Principal Underwriter

         (1)                 (2)            (3)            (4)         (5)
                                      Net Underwriting
   Name of Principal    Discounts and Compensation on   Brokerage
     Underwriter         Commissions     Redemption    Commissions Compensation
 ---------------------- ------------- ---------------- ----------- ------------
 Allstate Distributors       N/A            N/A            $0          N/A

Item 30.Location of Accounts and Records

 The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder are currently maintained by the Administrator, The Prudential Insurance Company of America, at its processing center in Fort Washington, Pennsylvania.

Item 31.Management Services

 None.

Item 32.Undertakings

 Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.Representations Pursuant To Section 403(b) Of The Internal Revenue Code

 Allstate Life represents that it is relying upon the letter, dated
 November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

Item 34.Representation Regarding Contract Expenses

 Allstate Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life under the Contracts.

                                   SIGNATURES

 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 16th day of April, 2013.



                                         ALLSTATE FINANCIAL ADVISORS
                                              SEPARATE ACCOUNT I
                                                 (REGISTRANT)

                        By:            ALLSTATE LIFE INSURANCE COMPANY

                        By:                 /s/ Angela K. Fontana
                              --------------------------------------------------
                                              Angela K. Fontana
                                     Vice President, General Counsel and
                                                  Secretary

                        By:            ALLSTATE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                                            /s/ Angela K. Fontana
                              --------------------------------------------------
                                              Angela K. Fontana
                                Vice President, General Counsel and Secretary

 As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 16th day of April, 2013.


 */DON CIVGIN             Director, President and Chief Executive Officer
------------------------  (Principal Executive Officer)
 Don Civgin

 */THOMAS J. WILSON       Director and Chairman of the Board
------------------------
 Thomas J. Wilson

 */DAVID A. BIRD          Director and Senior Vice President
------------------------
 David A. Bird

 */ANURAG CHANDRA         Director and Executive Vice President
------------------------
 Anurag Chandra

 /s/ ANGELA K. FONTANA    Director, Vice President, General Counsel and
------------------------  Secretary
 Angela K. Fontana

 */JUDITH P. GREFFIN      Director, Executive Vice President and Chief
------------------------  Investment Officer
 Judith P. Greffin

 */WILFORD J. KAVANAUGH   Director and Senior Vice President
------------------------
 Wilford J. Kavanaugh

 */JESSE E. MERTEN        Director, Senior Vice President and Chief
------------------------  Financial Officer (Principal Financial Officer)
 Jesse E. Merten

 */SAMUEL H. PILCH        Director, Senior Group Vice President and
------------------------  Controller
 Samuel H. Pilch          (Principal Accounting Officer)

 */JOHN C. PINTOZZI       Director
------------------------
 John C. Pintozzi

 */STEVEN E. SHEBIK       Director
------------------------
 Steven E. Shebik

 */MATTHEW E. WINTER       Director
------------------------
 Matthew E. Winter

 */ By: Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

                                 Exhibit Index

Exhibit No.  Exhibit
-----------  -----------------------------------------------------------------

    10       Consent of Independent Registered Public Accounting Firm

    13 Powers of Attorney for David A. Bird, Anurag Chandra, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Jesse
             E. Merten, Samuel J. Pilch, John C. Pintozzi, Steven E. Shebik, Thomas J. Wilson, and Matthew E. Winter.